As filed with the Securities and Exchange Commission on August 23, 2007
                                                  Commission File Nos. 333-70472
                                                                       811-08664

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 41            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 133                          |X|

                                 --------------
                      JACKSON NATIONAL SEPARATE ACCOUNT - I
                           (Exact Name of Registrant)
                                 --------------

                     JACKSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
___  on [date] pursuant to paragraph (b)
_X_  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

EXPLANATORY NOTE: This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in the prospectus (1) the availability of a new Guaranteed Minimum Withdrawal Benefit and a new Guaranteed Minimum Income Benefit; (2) revisions to certain existing Guaranteed Minimum Withdrawal Benefits; and (3) revisions to certain other benefits for uniformity of disclosure. Revisions are also reflected in the Statement of Additional Information contained in the Registration Statement.

THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                                PERSPECTIVE II(R)

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
             JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT - I


THE DATE OF THIS PROSPECTUS IS DECEMBER 3, 2007, which states the information about the separate account, the Contract, and Jackson National Life Insurance Company ("JacksonSM") you should know before investing. THIS PROSPECTUS PROVIDES A DESCRIPTION OF THE MATERIAL RIGHTS AND OBLIGATIONS UNDER THE CONTRACT. YOUR CONTRACT AND ANY ENDORSEMENTS ARE THE FORMAL CONTRACTUAL AGREEMENT BETWEEN YOU AND THE COMPANY. IT IS IMPORTANT THAT YOU READ THE CONTRACT AND ENDORSEMENTS, WHICH REFLECT STATE OR OTHER VARIATIONS. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information ("SAI") dated December 3, 2007 that is available upon request without charge. To obtain a copy, contact us at our:


                             ANNUITY SERVICE CENTER
                                 P.O. BOX 17240
                           DENVER, COLORADO 80217-0240
                                 1-800-766-4683
                                   WWW.JNL.COM

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.


The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 19. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission ("SEC") about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.


--------------------------------------------------------------------------------
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE OPTIONS. THE VARIABLE OPTIONS ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"): [TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]




JNL SERIES TRUST                                                        JNL/Select Global Growth Fund
JNL/AIM Large Cap Growth Fund                                           JNL/Select Large Cap Growth Fund
JNL/AIM Real Estate Fund                                                JNL/Select Money Market Fund
JNL/AIM Small Cap Growth Fund                                           JNL/Select Value Fund
JNL/Credit Suisse Global Natural Resources Fund                         JNL/T. Rowe Price Established Growth Fund
JNL/Credit Suisse Long/Short Fund                                       JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Eagle Core Equity Fund                                              JNL/T. Rowe Price Value Fund
JNL/Eagle SmallCap Equity Fund                                          JNL/S&P Managed Conservative Fund
JNL/FI BALANCED FUND (FORMERLY, JNL/FMR BALANCED FUND)                  JNL/S&P Managed Moderate Fund
JNL/FI MID-CAP EQUITY FUND (FORMERLY, JNL/FMR MID-CAP EQUITY FUND)      JNL/S&P Managed Moderate Growth Fund
JNL/Franklin Templeton Founding Strategy Fund                           JNL/S&P Managed Growth Fund
JNL/Franklin Templeton Global Growth Fund                               JNL/S&P Managed Aggressive Growth Fund
JNL/Franklin Templeton Income Fund                                      JNL/S&P Retirement Income Fund
JNL/Franklin Templeton Mutual Shares Fund                               JNL/S&P Retirement 2015 Fund
JNL/Franklin Templeton Small Cap Value Fund                             JNL/S&P Retirement 2020 Fund
JNL/GOLDMAN SACHS CORE PLUS BOND FUND (FORMERLY, JNL/WESTERN ASSET      JNL/S&P Retirement 2025 Fund
   STRATEGIC BOND FUND)                                                 JNL/S&P Disciplined Moderate Fund
JNL/Goldman Sachs Mid Cap Value Fund                                    JNL/S&P Disciplined Moderate Growth Fund
JNL/Goldman Sachs Short Duration Bond Fund                              JNL/S&P Disciplined Growth Fund
JNL/JPMorgan International Equity Fund
JNL/JPMorgan International Value Fund                                   JNL VARIABLE FUND LLC
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (FORMERLY,             JNL/Mellon Capital Management DowSM 10 Fund
   JNL/WESTERN ASSET U.S. GOVERNMENT & QUALITY BOND FUND)               JNL/Mellon Capital Management S&P(R) 10 Fund
JNL/Lazard Emerging Markets Fund                                        JNL/Mellon Capital Management Global 15 Fund
JNL/Lazard Mid Cap Value Fund                                           JNL/Mellon Capital Management Nasdaq(R) 15 Fund
JNL/Lazard Small Cap Value Fund                                         JNL/Mellon Capital Management Value Line(R) 25 Fund
JNL/Mellon Capital Management S&P 500 Index Fund                        JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund                 JNL/Mellon Capital Management S&P(R)24 Fund
JNL/Mellon Capital Management Small Cap Index Fund                      JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management International Index Fund                  JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management Bond Index Fund                           JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund         JNL/Mellon Capital Management VIP Fund
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND                              JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND                              JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
JNL/Oppenheimer Global Growth Fund                                      JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
JNL/PIMCO Real Return Fund                                              JNL/Mellon Capital Management Communications Sector Fund
JNL/PIMCO Total Return Bond Fund                                        JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/PPM AMERICA HIGH YIELD BOND FUND (FORMERLY, JNL/WESTERN ASSET       JNL/Mellon Capital Management Financial Sector Fund
   HIGH YIELD BOND FUND)                                                JNL/Mellon Capital Management Healthcare Sector Fund
JNL/PPM America Value Equity Fund                                       JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Putnam Equity Fund                                                  JNL/Mellon Capital Management Technology Sector Fund
JNL/Putnam Midcap Growth Fund
JNL/Select Balanced Fund

HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE OR RECENTLY UNDERWENT NAME CHANGES, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.


                                TABLE OF CONTENTS

GLOSSARY.....................................................................................................   2


KEY FACTS....................................................................................................   3

FEES AND EXPENSES TABLES.....................................................................................   4

EXAMPLE......................................................................................................   15

THE ANNUITY CONTRACT.........................................................................................   16

JACKSON......................................................................................................   17

THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT.....................................................................   17

THE SEPARATE ACCOUNT.........................................................................................   19

INVESTMENT DIVISIONS.........................................................................................   19

CONTRACT CHARGES.............................................................................................   19

DISTRIBUTION OF CONTRACTS....................................................................................   19

PURCHASES....................................................................................................   19

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS.................................................................   19

TELEPHONE AND INTERNET TRANSACTIONS..........................................................................   19

ACCESS TO YOUR MONEY.........................................................................................   19

INCOME PAYMENTS (THE INCOME PHASE)...........................................................................   19

DEATH BENEFIT................................................................................................   19

TAXES........................................................................................................   19

OTHER INFORMATION............................................................................................   19

PRIVACY POLICY...............................................................................................   19

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.................................................   19


APPENDIX A (about Dow Jones).................................................................................   A-1

APPENDIX B (Contract Enhancement Recapture Charges)..........................................................   B-1


APPENDIX C (Broker-Dealer Support)...........................................................................   C-1


APPENDIX D (GMAB Prospectus Examples)........................................................................   D-1


APPENDIX E (GMWB Prospectus Examples)........................................................................   E-1

APPENDIX F (LifeGuard Select GMWB Transfer of Assets Methodology)............................................   F-1

APPENDIX G (FutureGuard 6 GMIB Prospectus Examples)..........................................................   G-1

APPENDIX H (Accumulation Unit Values)........................................................................   H-1


                                    GLOSSARY

THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.


CONTRACT MONTH - the period of time between consecutive monthly anniversaries of the Contract's Issue Date.

CONTRACT MONTHLY ANNIVERSARY - each one-month anniversary of the Contract's Issue Date.

CONTRACT QUARTER - the period of time between consecutive three-month anniversaries of the Contract's Issue Date.

CONTRACT QUARTERLY ANNIVERSARY - each three-month anniversary of the Contract's Issue Date.

CONTRACT VALUE - the sum of the allocations between the Contract's Investment Divisions, Fixed Account and Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.


CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

EXCESS INTEREST ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.


FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of Fixed Account Options and the Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account.

FIXED ACCOUNT CONTRACT VALUE - the sum of the allocations between the Contract's Fixed Account Options and Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account.


FIXED ACCOUNT OPTION - a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.


GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value allocated to the Fixed Account and the GMWB Fixed Account, which are available to our creditors.


GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.


GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FIXED ACCOUNT - part of our Fixed Account within the General Account to which, if you elect the GMAB, a certain percentage of Contract Value is required to be allocated for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period. The Contract Value allocated to the GMAB Fixed Account will earn a stated rate of return over the Guarantee Period subject to certain possible adjustments.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED ACCOUNT - part of our General Account to and from which, if you elect the LifeGuard Select GMWB, automatic transfers of your Contract Value may be required according to non-discretionary formulas. The Contract Value allocated to the GMWB Fixed Account will earn a stated rate of return over a specified period.

GMWB FIXED ACCOUNT CONTRACT VALUE - the sum of the allocation to the Contract's GMWB Fixed Account.


INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

JACKSON, JNL, WE, OUR, OR US - Jackson National Life Insurance Company. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.


SEPARATE ACCOUNT - Jackson National Separate Account - I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

SEPARATE ACCOUNT CONTRACT VALUE - the sum of the allocations between the Contract's Investment Divisions.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.


---------- -------------------------- --------------------------------------------------------------------------------

           ALLOCATION OPTIONS         The Contract  makes  available  Investment  Divisions  and a
                                      Fixed Account for  allocation  of your premium  payments and
                                      Contract  Value.  In  addition,  if you elect the  LifeGuard
                                      Select GMWB,  automatic transfers of your Contract Value may be allocated to a GMWB Fixed Account.  For more  information about the fixed accounts,  please see "THE FIXED ACCOUNT AND
                                      GMWB  FIXED   ACCOUNT"   beginning  on  page  17.  For  more
                                      information  about  the  Investment  Divisions,  please  see
                                      "INVESTMENT DIVISIONS" beginning on page 19.


---------- -------------------------- --------------------------------------------------------------------------------
---------- -------------------------- --------------------------------------------------------------------------------

---------- -------------------------- --------------------------------------------------------------------------------
---------- -------------------------- --------------------------------------------------------------------------------

           INVESTMENT PURPOSE         The Contract is intended to help you save for  retirement or
                                      another  long-term   investment  purpose.  The  Contract  is
                                      designed to provide tax deferral on your earnings,  if it is not issued  under a  qualified  retirement  plan.  Qualified plans confer their own tax deferral.  For more  information, please see "TAXES" beginning on page 19.

---------- -------------------------- --------------------------------------------------------------------------------
---------- -------------------------- --------------------------------------------------------------------------------

---------- -------------------------- --------------------------------------------------------------------------------
---------- -------------------------- --------------------------------------------------------------------------------


           FREE LOOK                  If you change your mind about having purchased the Contract, you may return it without penalty.  There are conditions and limitations,  including time limitations, depending on where you live.  For more  information,  please  see  "Free  Look"
                                      beginning  on page 19. In some  states,  we are  required to hold the premiums of a senior  citizen in the Fixed  Account during  the free look  period,  unless  we are  specifically
                                      directed  to  allocate  the   premiums  to  the   Investment
                                      Divisions.  State  laws  vary;  your free look  rights  will depend on the laws of the state in which you  purchased  the
                                      Contract.

---------- -------------------------- --------------------------------------------------------------------------------
---------- -------------------------- --------------------------------------------------------------------------------

---------- -------------------------- --------------------------------------------------------------------------------
---------- -------------------------- --------------------------------------------------------------------------------

           PURCHASES                  There are minimum and maximum premium requirements.  You may elect to receive a credit on your premium payments during the first Contract Year, subject to fees, conditions and limitations.  If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year.  The Contract also has two premium protection options, namely the Capital Protection Program and the Guaranteed Minimum Accumulation Benefit (GMAB), respectively.  If the GMAB is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the GMAB is in effect.  For more information about both options, please see "PURCHASES" beginning on page 19.

---------- -------------------------- --------------------------------------------------------------------------------
---------- -------------------------- --------------------------------------------------------------------------------

---------- -------------------------- --------------------------------------------------------------------------------
---------- -------------------------- --------------------------------------------------------------------------------

           WITHDRAWALS                Before the Income Date, there are a number of ways to access your  Contract  Value,  generally  subject  to a  charge  or adjustment,  particularly  during the early Contract  Years.
                                      There  are also a number  of  optional  withdrawal  benefits available.  The Contract has a free withdrawal provision and waives  the  charges  and  adjustments  in the event of some unforeseen  emergencies.  For more  information,  please see
                                      "ACCESS TO YOUR MONEY" beginning on page 19.

---------- -------------------------- --------------------------------------------------------------------------------
---------- -------------------------- --------------------------------------------------------------------------------

---------- -------------------------- --------------------------------------------------------------------------------
---------- -------------------------- --------------------------------------------------------------------------------

           INCOME PAYMENTS            There are a number of income options available, including an
                                      optional,   guaranteed  minimum  income  benefit.  For  more
                                      information, please see "INCOME PAYMENTS (THE INCOME PHASE)"
                                      beginning on page 19.

---------- -------------------------- --------------------------------------------------------------------------------
---------- -------------------------- --------------------------------------------------------------------------------

---------- -------------------------- --------------------------------------------------------------------------------
---------- -------------------------- --------------------------------------------------------------------------------

           DEATH BENEFIT              The Contract has a death benefit that becomes payable if you die  before  the  Income  Date.  There  are also a number of optional death  benefits  available.  For more  information, please see "DEATH BENEFIT" beginning on page 19.

---------- -------------------------- --------------------------------------------------------------------------------



                                             FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN
PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND
FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT
YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN
INVESTMENT OPTIONS.

----------------------------------------------------------------------------------------------------------------------

                                             OWNER TRANSACTION EXPENSES

      Front-end Sales Load                                                                                 None
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Withdrawal Charge (1) -
             PERCENTAGE OF PREMIUM WITHDRAWN, IF APPLICABLE                                                8.5%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Contract Enhancement Recapture Charge (2) -
             PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUMS WITHDRAWN WITH A CONTRACT ENHANCEMENT     4.5%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Premium Taxes (3) -
             PERCENTAGE OF EACH PREMIUM                                                                    3.5%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------


      Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

          o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

          o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


      -------------------------------------------------------------------------------------------------------------
      -------------------------------------------------------------------------------------------------------------

      Transfer Charge (4) -
             PER TRANSFER AFTER 15 IN A CONTRACT YEAR                                                      $25
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Expedited Delivery Charge (5)                                                                        $22.50
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

----- ---------------------------------------------------------------------------------------------------- -------- --

(1) There may be a withdrawal charge on these withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity
        (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting seven Completed Years, and there are two optional withdrawal charge schedules (that are shorter) available:


                          Completed Years Since Receipt Of Premium -
                          0         1         2         3         4         5         6         7+
         ---------------- --------- --------- --------- --------- --------- --------- --------- ---------
         ---------------- --------- --------- --------- --------- --------- --------- --------- ---------
         Base             8.5%      8%        7%        6%        5%        4%        2%        0
             Schedule
         ---------------- --------- --------- --------- --------- --------- --------- --------- ---------
         ---------------- --------- --------- --------- --------- --------- --------- --------- ---------
         Five-year        8%        7%        6%        4%        2%        0         0         0
             Schedule
         ---------------- --------- --------- --------- --------- --------- --------- --------- ---------
         Three-year       7.5%      6.5%      5%        0         0         0         0         0
             Schedule

(2) Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods. There may be a recapture charge on these withdrawals of Contract Value with a Contract
        Enhancement: if the Contract is returned during the free look period;
        withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the required minimum distributions of the Internal Revenue Code;
        a total withdrawal; and withdrawals on an Income Date that is within the recapture charge schedule. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:

                                      Completed Years Since Receipt Of Premium -
                                      0       1        2        3        4        5       6        7+
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         2% C.E.                      2%      2%       1.25%    1.25%    0.5%     0       0        0
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         3% C.E.                      3%      3%       2%       2%       2%       1%      1%       0
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         4% C.E.                      4%      4%       2.5%     2.5%     2.5%     1.25%   1.25%    0
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         5% C.E.                      4.5%    3.75%    3.25%    2.75%    2%       1.25%   1%       0

       Please note that if you elected the 5% Contract Enhancement and return your Contract during the free look period, the entire amount of the Contract Enhancement will be recaptured.

(3)    Premium taxes generally range from 0 to 3.5% and vary by state.

(4) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(5) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.


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                                                  PERIODIC EXPENSES

      BASE CONTRACT

      Annual Contract Maintenance Charge (6)                                                               $35

      Separate Account Annual Expenses
              ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                     1.25%

      Mortality And Expense Risk Charge (7)                                                     1.10%

      Administration Charge (8)                                                                 0.15%
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------
      Total Separate Account Annual Expenses for Base Contract                                             1.25%
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

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      OPTIONAL ENDORSEMENTS - The following optional endorsement charges are based on average account value: EarningsMax(R), the 5% Contract
      Enhancement, the 4% Contract Enhancement, the 3% Contract Enhancement, the
      2% Contract Enhancement, the Five-Year Withdrawal Schedule, the Three-Year
      Withdrawal Schedule, the 20% Additional Free Withdrawal and all of the
      optional death benefits. Please see footnotes 13-29 for those charges that are not based on average account value.


      A VARIETY OF OPTIONAL ENDORSEMENTS TO THE CONTRACT ARE AVAILABLE. YOU MAY
      SELECT ONE OF EACH GROUPING BELOW. (9)

      -------------------------------------------------------------------------------------------------------------
      -------------------------------------------------------------------------------------------------- ----------
      Earnings Protection Benefit Maximum Annual Charge ("EarningsMax") (10)                             0.45%
      -------------------------------------------------------------------------------------------------- ----------
      -------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------
      -------------------------------------------------------------------------------------------------- ----------
      5% Contract Enhancement Maximum Annual Charge (11)                                                 0.695%
      4% Contract Enhancement Maximum Annual Charge (11)                                                 0.56%
      3% Contract Enhancement Maximum Annual Charge (11)                                                 0.42%
      2% Contract Enhancement Maximum Annual Charge (12)                                                 0.395%
      -------------------------------------------------------------------------------------------------- ----------






      --------------------------------------------------- ---------------------------------------------------------
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      Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge ("FutureGuardSM") (no longer        0.60%
         offered as of December 3, 2007) (13)
      GMIB Maximum Annual Charge ("FutureGuard 6SM") (14)                                                0.84%
      Guaranteed Minimum Accumulation Benefit ("GMAB") Maximum Annual Charge (15)                        1.02%
      7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge ("SafeGuard 7 PlusSM") (16)  0.75%
      5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM," formerly "AutoGuard") (17)     1.47%
      6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6SM") (18)                           1.62%
      5% GMWB Without Step-Up Maximum Annual Charge ("MarketGuard 5SM") (19)                             0.51%
      5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer
        offered as of April 30, 2007) ("LifeGuard Protector") (20)                                       1.47%
      5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard AdvantageSM,"     1.50%
         formerly "LifeGuard Protector AdvantageSM") (21)
      5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of      1.47%
         April 30, 2007) ("LifeGuard Protector Plus") (22)
      Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no                               1.62%
         longer offered as of April 30, 2007)("LifeGuard Protector with
         Joint Option") (23)
      Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge                         1.71%
         (no longer offered as of April 30, 2007) ("LifeGuard Protector Plus with Joint Option") (24)
      For Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Ascent") (25)                  1.50%
      Joint For Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Ascent With Joint        1.71%
         Option") (26)
      For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum      1.20%
         Annual Charge ("LifeGuard Select") (2)(7)
      5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006) ("LifeGuard 5(R)")    1.32%
         (28)
      4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006) ("LifeGuard 4(R)")    0.87%
         (29)

      -------------------------------------------------------------------------------------------------- ----------
      -------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------
      -------------------------------------------------------------------------------------------------- ----------
      Five-year Withdrawal Schedule Maximum Annual Charge                                                0.30%
      Three-year Withdrawal Schedule Maximum Annual Charge (no longer offered as of May 1, 2006)         0.45%
      -------------------------------------------------------------------------------------------------- ----------
      -------------------------------------------------------------------------------------------------- ----------

      -------------------------------------------------------------------------------------------------- ----------
      -------------------------------------------------------------------------------------------------- ----------
      20% Additional Free Withdrawal Maximum Annual Charge                                               0.30%
      -------------------------------------------------------------------------------------------------- ----------
      -------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------
      -------------------------------------------------------------------------------------------------- ----------

      5% Roll-up Death Benefit Maximum Annual Charge (30)                                                0.70%
      4% Roll-up Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2007) (31)       0.50%
      Highest Anniversary Value Death Benefit Maximum Annual Charge (32)                                 0.40%
      Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (33)      0.80%
      Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (no       0.60%
         longer offered as of April 30, 2007) (34)

      -------------------------------------------------------------------------------------------------- ----------

----- ------------------------------------------------------------------------------------------------------------- --


(6) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions, the Fixed Account and the GMWB Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.


(7)     This charge is 1.00% on Contracts issued BEFORE MAY 3, 2004.

(8) This charge is waived on initial premiums of $1 million or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1 million.


(9) Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. The 5%, 4% and 3% Contract Enhancements and the Three-year Withdrawal Schedule are NOT available if you select the 20% Additional Free Withdrawal endorsement and vice versa. Also, you may NOT select both a Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits. In addition, the Guaranteed Minimum Accumulation Benefit may NOT be selected in combination with any Contract Enhancement, any Guaranteed Minimum Income Benefit or any Guaranteed Minimum Withdrawal Benefits.


(10)    The current charge is 0.30%.

(11)    This charge lasts for the first seven Contract Years.

(12)    This charge lasts for the first five Contract Years.


(13) The charge for FutureGuard is expressed as an annual percentage of the GMIB Benefit Base. The GMIB Benefit Base for FutureGuard is the greater of (a) or (b), where:

           (a) Is the Roll-Up Component and generally equals all premiums you have paid; PLUS any Contract Enhancements; MINUS an adjustment for any withdrawals; compounded at an annual interest rate of 5% (6% for Contracts issued BEFORE MAY 3, 2004) from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

           (b) Is the Greatest Contract Anniversary Value Component and generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS an adjustment for any withdrawals after that Contract Anniversary; PLUS any premiums paid after that Contract Anniversary; MINUS any other applicable charges and taxes deducted after that Contract Anniversary.

        For Contracts with this GMIB purchased ON AND AFTER MAY 3, 2004 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

        For Contracts with this GMIB purchased BEFORE MAY 3, 2004 (subject to availability), you pay 0.10% of the GMIB Benefit Base each calendar quarter (0.40% annually).

        For Contracts with this GMIB purchased IN WASHINGTON STATE ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "FutureGuard Guaranteed Minimum Income Benefit Charge" beginning on page
        19. For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see "FutureGuard Guaranteed Minimum Income Benefit" beginning on page 19.

(14) The charge for FutureGuard 6 is expressed as an annual percentage of the GMIB Benefit Base. The GMIB Benefit Base for FutureGuard 6 is the greater of (a) or (b), where:

           (a) Is the Roll-Up Component and generally equals the Step-Up Value on the most recent Step-Up Date; plus all premiums you have paid subsequent to that Step-Up Date; PLUS any Contract Enhancements credited subsequent to that Step-Up Date; MINUS an adjustment for any withdrawals subsequent to that Step-Up Date; compounded at an annual interest rate of 6% from the most recent Step-Up Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

           (b) Is the Greatest Contract Anniversary Value Component and generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS an adjustment for any withdrawals after that Contract Anniversary; PLUS any premiums paid after that Contract Anniversary; MINUS taxes deducted after that Contract Anniversary.

        At issue, the Step-Up Date is equal to the Issue Date, and the Step-Up Value is equal to the initial Premium paid (net of any applicable premium taxes and Sales Charges) plus any Contract Enhancement credited. After issue, the Step-Up Date is equal to the Contract Anniversary on which the Owner elects to step up the Roll-Up Component to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

        The charge is 0.20% of the GMIB Benefit Base each calendar quarter (0.80% annually). For Contracts purchased IN WASHINGTON STATE, you pay 0.07% of the GMIB Benefit Base each Contract Month (0.84% annually as used in the table). We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "FutureGuard 6 Guaranteed Minimum Income Benefit Charge" beginning on page 19. For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see "FutureGuard 6 Guaranteed Minimum Income Benefit" beginning on page 19.

(15) The charge is quarterly, currently 0.125% of the Guaranteed Value (GV) in effect on the date the charge is deducted, which, annually, is 0.50% of the GV, subject to a maximum annual charge of 1.00%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0425% of the GV, which, annually, is 0.51% of the GV, subject to a maximum annual charge of 1.02% as used in the Table. The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV is your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value. Quarterly charges are deducted from the Investment Divisions and the Fixed Account, including the GMAB Fixed Account, on a pro rata basis. IN WASHINGTON STATE, the monthly charges are also pro rata but deducted over the applicable Investment Divisions only. The portion of the charge from the Investment Divisions is deducted by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV. For more information about the charge for this endorsement, please see "Guaranteed Minimum Accumulation Benefit Charge" beginning on page 19. For more information about how the endorsement works, including more details regarding the GV, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 19. Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of premium to the GMAB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(16)    0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) when this endorsement is added to a Contract ON AND AFTER JANUARY 17, 2006, which charge is payable quarterly (monthly for Contracts purchased IN WASHINGTON STATE). The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        The charge is expressed as an annual percentage and depends on:

          *    When the endorsement is added to the Contract.

          * The endorsement's availability - ON AND AFTER, OR BEFORE JANUARY 17, 2006, or BEFORE OCTOBER 4, 2004.

          * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

          *    The frequency of deduction - quarterly, monthly, or daily.

        THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES.

        For Contracts to which this endorsement was added ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

        For Contracts to which this endorsement was added BEFORE OCTOBER 4, 2004, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.


                                                      7% GMWB
             Endorsement's            On and after                Before                 Before
             Availability           January 17, 2006         January 17, 2006        October 4, 2004
             ------------------ ------------------------- ----------------------- ----------------------
             ------------------ ------------------------- ----------------------- ----------------------
             Maximum Annual              0.75%                    0.70%                   0.70%
             Charge
             ------------------ ------------------------- ----------------------- ----------------------
             ------------------ ------------- ----------- ----------------------- ----------------------
             Current Annual        0.40%        0.42%             0.40%                   0.35%
             Charge                                                                0.55% upon step-up
             ------------------ ------------- ----------- ----------------------- ----------------------
             ------------------ ------------------------- ----------------------- ----------------------
             Charge Basis                 GWB              Investment Divisions   Investment Divisions
             ------------------ ------------------------- ----------------------- ----------------------
             ------------------ ------------- ----------- ----------------------- ----------------------
             Charge Frequency    Quarterly     Monthly            Daily                   Daily


        For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 19. For more information about how the endorsement works, including more details regarding the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 19.

(17) The charge is quarterly, currently 0.1625% of the GWB, which is 0.65% of the GWB on an annual basis, subject to a maximum annual charge of 1.45%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.055% of the GWB, which, annually, is 0.66% of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 19. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

        For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

(18) The charge is quarterly, currently 0.2125% of the GWB, which is 0.85% of the GWB on an annual basis, subject to a maximum annual charge of 1.60%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0725% of the GWB, which, annually, is 0.87% of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 19. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

        For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

(19) The charge is quarterly, currently 0.05% of the GWB, which is 0.20% of the GWB on an annual basis, subject to a maximum annual charge of 0.50%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0175% of the GWB, which, annually, is 0.21% of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 19. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(20) 1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                           5% FOR LIFE GMWB WITH ANNUAL STEP-UP
            ------------------- --------------------- ------------------------

            Annual Charge             Maximum                 Current
            ------------------- --------------------- ------------------------
            ------------------- --------- ----------- ----------- ------------
            Ages    45 - 49     0.85%/4    0.87%/12    0.40%/4     0.42%/12
                    50 - 54     0.85%/4    0.87%/12    0.40%/4     0.42%/12
                    55 - 59     1.20%/4    1.20%/12    0.65%/4     0.66%/12
                    60 - 64     1.30%/4    1.32%/12    0.75%/4     0.75%/12
                    65 - 69     1.45%/4    1.47%/12    0.90%/4     0.90%/12
                    70 - 74     0.85%/4    0.87%/12    0.50%/4     0.51%/12
                    75 - 80     0.60%/4    0.60%/12    0.35%/4     0.36%/12
            ------------------- --------- ----------- ----------- ------------
            ------------------- ----------------------------------------------
            Charge Basis                             GWB
            ------------------- ----------------------------------------------
            ------------------- --------- ----------- ----------- ------------
            Charge Frequency    Quarterly  Monthly    Quarterly     Monthly


        For more information about the charge for this endorsement, please see "5% for Life GMWB With Annual Step-Up Charge" beginning on page 19. For more information about how the endorsement works, please see "5% for Life GMWB With Annual Step-Up" beginning on page 19.

(21) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON State, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                      5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
            ------------------- --------------------- ------------------------

            Annual Charge             Maximum                 Current
            ------------------- --------------------- ------------------------
            ------------------- --------- ----------- ----------- ------------
            Ages    45 - 49     1.00%/4    1.02%/12    0.55%/4     0.57%/12
                    50 - 54     1.15%/4    1.17%/12    0.70%/4     0.72%/12
                    55 - 59     1.50%/4    1.50%/12    0.95%/4     0.96%/12
                    60 - 64     1.50%/4    1.50%/12    0.95%/4     0.96%/12
                    65 - 69     1.50%/4    1.50%/12    0.95%/4     0.96%/12
                    70 - 74     0.90%/4    0.90%/12    0.55%/4     0.57%/12
                    75 - 80     0.65%/4    0.66%/12    0.40%/4     0.42%/12
            ------------------- --------- ----------- ----------- ------------
            ------------------- ----------------------------------------------
            Charge Basis                             GWB
            ------------------- ----------------------------------------------
            ------------------- --------- ----------- ----------- ------------
            Charge Frequency    Quarterly  Monthly    Quarterly     Monthly


        For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

        For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 19. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Annual Step-Up" beginning on page 19.

(22) 1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                      5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
            ------------------ --------------------- ---------------------------

            Annual Charge            Maximum                   Current
            ------------------ --------------------- ---------------------------
            ------------------ --------- ----------- ------------ --------------
            Ages    45 - 49    0.85%/4    0.87%/12     0.40%/4       0.42%/12
                    50 - 54    1.00%/4    1.02%/12     0.55%/4       0.57%/12
                    55 - 59    1.45%/4    1.47%/12     0.85%/4       0.87%/12
                    60 - 64    1.45%/4    1.47%/12     0.85%/4       0.87%/12
                    65 - 69    1.20%/4    1.20%/12     0.65%/4       0.66%/12
                    70 - 74    0.75%/4    0.75%/12     0.35%/4       0.36%/12
                    75 - 80    0.55%/4    0.57%/12     0.30%/4       0.30%/12
            ------------------ --------- ----------- ------------ --------------
            ------------------ -------------------------------------------------
            Charge Basis                              GWB
            ------------------ -------------------------------------------------
            ------------------ --------- ----------- ------------ --------------
            Charge Frequency   Quarterly  Monthly     Quarterly      Monthly


        For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 19. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 19.

(23) 1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                         JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP
            ------------------ --------------------- ---------------------------

            Annual Charge            Maximum                   Current
            ------------------ --------------------- ---------------------------
            ------------------ --------- ----------- ------------ --------------
            Ages    45 - 49    1.00%/4    1.02%/12     0.55%/4       0.57%/12
                    50 - 54    1.00%/4    1.02%/12     0.55%/4       0.57%/12
                    55 - 59    1.35%/4    1.35%/12     0.80%/4       0.81%/12
                    60 - 64    1.45%/4    1.47%/12     0.90%/4       0.90%/12
                    65 - 69    1.60%/4    1.62%/12     1.05%/4       1.05%/12
                    70 - 74    1.00%/4    1.02%/12     0.65%/4       0.66%/12
                    75 - 80    0.75%/4    0.75%/12     0.50%/4       0.51%/12
            ------------------ --------- ----------- ------------ --------------
            ------------------ -------------------------------------------------
            Charge Basis                              GWB
            ------------------ -------------------------------------------------
            ------------------ --------- ----------- ------------ --------------
            Charge Frequency   Quarterly  Monthly     Quarterly      Monthly


        For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page
        19. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 19.

(24) 1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                   JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
            ------------------ --------------------- ---------------------------

            Annual Charge            Maximum                   Current
            ------------------ --------------------- ---------------------------
            ------------------ --------- ----------- ------------ --------------
            Ages    45 - 49    1.10%/4    1.11%/12     0.65%/4       0.66%/12
                    50 - 54    1.25%/4    1.26%/12     0.80%/4       0.81%/12
                    55 - 59    1.70%/4    1.71%/12     1.10%/4       1.11%/12
                    60 - 64    1.70%/4    1.71%/12     1.10%/4       1.11%/12
                    65 - 69    1.45%/4    1.47%/12     0.90%/4       0.90%/12
                    70 - 74    1.00%/4    1.02%/12     0.60%/4       0.60%/12
                    75 - 80    0.80%/4    0.81%/12     0.55%/4       0.57%/12
            ------------------ --------- ----------- ------------ --------------
            ------------------ -------------------------------------------------
            Charge Basis                              GWB
            ------------------ -------------------------------------------------
            ------------------ --------- ----------- ------------ --------------
            Charge Frequency   Quarterly  Monthly     Quarterly      Monthly


        For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 19. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 19.

(25) 1.50% is the maximum annual charge of the For Life GMWB With Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.


                          FOR LIFE GMWB WITH ANNUAL STEP-UP
           ------------------- --------------------- ------------------------

           Annual Charge             Maximum                 Current
           ------------------- --------------------- ------------------------
           ------------------- --------- ----------- ------------ -----------
           Ages    45 - 85     1.50%/4    1.50%/12     0.95%/4     0.96%/12
           ------------------- ----------------------------------------------
           Charge Basis                             GWB
           ------------------- ----------------------------------------------
           ------------------- --------- ----------- ------------ -----------
           Charge Frequency    Quarterly  Monthly     Quarterly    Monthly


        For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

        For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 19. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 19.

(26) 1.71% is the maximum annual charge of the Joint For Life GMWB With Annual Step-Up, which charge is payable monthly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.


                          JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP
           ------------------ ---------------------- ---------------------------

           Annual Charge             Maximum                  Current
           ------------------ ---------------------- ---------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Ages    45 - 85     1.70%/4    1.71%/12    1.15%/4       1.17%/12
           ------------------ --------------------------------------------------
           Charge Basis                              GWB
           ------------------ --------------------------------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Charge Frequency   Quarterly   Monthly    Quarterly      Monthly


        For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

        For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 19. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 19.

(27) 1.20% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.


             FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT
                                     AND ANNUAL STEP-UP
             ------------------ --------------------- --------------------------

             Annual Charge            Maximum                  Current
             ------------------ --------------------- --------------------------
             ------------------ --------- ----------- ------------ -------------
             Ages    55 - 80    1.20%/4    1.20%/12     0.65%/4      0.66%/12
             ------------------ ------------------------------------------------
             Charge Basis                             GWB
             ------------------ ------------------------------------------------
             ------------------ --------- ----------- ------------ -------------
             Charge Frequency   Quarterly  Monthly     Quarterly      Monthly

        For more information about the charge for this endorsement, please see "For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge" beginning on page 19. For more information about how the endorsement works, please see "For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up " beginning on page 19. Please check with your representative to learn about the current interest rate for the GMWB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(28)    1.32% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 5% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        Charges are expressed as an annual percentage and depend on:

          *    The Owner's age when the endorsement is added to the Contract.

          * The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.

          * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

          *    The frequency of deduction - quarterly, monthly, or daily.

        For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                                                   5% FOR LIFE GMWB
            Endorsement's                      Before May 1, 2006                           Before
            Availability                                                              January 17, 2006*
            ------------------ ------------------------ --------------------------- ----------- -----------
            Annual Charge              Maximum                   Current             Maximum     Current
            ------------------ ------------------------ --------------------------- ----------- -----------
            ------------------ ------------ ----------- ------------ -------------- ----------- -----------
            Ages    60 - 64      1.30%/4     1.32%/12     0.90%/4      0.90%/12       1.30%       0.90%
                    65 - 69      0.85%/4     0.87%/12     0.60%/4      0.60%/12       0.85%       0.60%
                    70 - 74      0.60%/4     0.60%/12     0.50%/4      0.51%/12       0.60%       0.50%
                    75 - 80      0.50%/4     0.51%/12     0.40%/4      0.42%/12       0.50%       0.40%
            ------------------ ------------ ----------- ------------ -------------- ----------- -----------
            ------------------ ---------------------------------------------------- -----------------------
            Charge Basis                               GWB                           Investment Divisions
            ------------------ ---------------------------------------------------- -----------------------
            ------------------ ------------ ----------- ------------ -------------- -----------------------
            Charge Frequency    Quarterly    Monthly     Quarterly      Monthly             Daily

        * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.


        With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 19. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 19.

(29)    0.87% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 4% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

        Charges are expressed as an annual percentage and depend on:

          *    The Owner's age when the endorsement is added to the Contract.

          * The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.

          * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

          *    The frequency of deduction - quarterly, monthly, or daily.

        For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                                                   4% FOR LIFE GMWB
            Endorsement's                      Before May 1, 2006                           Before
            Availability                                                              January 17, 2006*
            ------------------ ------------------------ --------------------------- ----------- -----------
            Annual Charge              Maximum                   Current             Maximum     Current
            ------------------ ------------------------ --------------------------- ----------- -----------
            ------------------ ------------ ----------- ------------ -------------- ----------- -----------
            Ages    50 - 54      0.85%/4     0.87%/12     0.65%/4      0.66%/12       0.85%       0.65%
                    55 - 59      0.65%/4     0.66%/12     0.50%/4      0.51%/12       0.65%       0.50%
                    60 - 64      0.50%/4     0.51%/12     0.35%/4      0.36%/12       0.50%       0.35%
                    65 - 69      0.35%/4     0.36%/12     0.25%/4      0.27%/12       0.35%       0.25%
                    70 - 74      0.30%/4     0.30%/12     0.20%/4      0.21%/12       0.30%       0.20%
                    75 - 80      0.20%/4     0.21%/12     0.15%/4      0.15%/12       0.20%       0.15%
            ------------------ ------------ ----------- ------------ -------------- ----------- -----------
            ------------------ ---------------------------------------------------- -----------------------
            Charge Basis                               GWB                           Investment Divisions
            ------------------ ---------------------------------------------------- -----------------------
            ------------------ ------------ ----------- ------------ -------------- -----------------------
            Charge Frequency    Quarterly    Monthly     Quarterly      Monthly             Daily

        * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.


        With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 19. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 19.

(30) The current charge is 0.45%. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "5% Compounded Death Benefit Endorsement," and the charge may be less.

(31)    The current charge is 0.30%.

(32) The current charge is 0.25%. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Maximum Anniversary Value Death Benefit Endorsement," and the charge may be less.

(33) The current charge is 0.55%. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Combination Death Benefit Endorsement," and the charge may be less.

(34)    The current charge is 0.40%.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses)


[TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]


---------------------------------------------

                  Minimum:

                  Maximum:

---------------------------------------------

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.


[TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]



                      FUND OPERATING EXPENSES
 (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET ASSETS)                                            ACQUIRED
                                                                                                            FUND FEES        ANNUAL
                                                               MANAGEMENT AND     SERVICE       OTHER          AND         OPERATING
                             FUND NAME                           ADMIN FEE A    (12B-1) FEE   EXPENSES B     EXPENSES C     EXPENSES
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/AIM Large Cap Growth                                         0.80%           0.20%         0.00%          0.01%          1.01%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/AIM Real Estate                                              0.82%           0.20%         0.00%          0.01%          1.03%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/AIM Small Cap Growth                                         0.95%           0.20%         0.01%          0.00%          1.16%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Credit Suisse Global Natural Resources                       0.85%           0.20%         0.01%          0.00%          1.06%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Credit Suisse Long/Short                                     1.00%           0.20%         0.50% D        0.00%          1.70%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Eagle Core Equity                                            0.73%           0.20%         0.00%          0.01%          0.94%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Eagle SmallCap Equity                                        0.83%           0.20%         0.01%          0.01%          1.05%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/FI Balanced                                                  0.75%           0.20%         0.02%          0.00%          0.97%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/FI Mid-Cap Equity                                            0.80%           0.20%         0.01%          0.01%          1.02%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Franklin Templeton Founding Strategy                         0.05%           0.00%         0.01%          1.09% E        1.15%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Franklin Templeton Global Growth                             0.90%           0.20%         0.01%          0.00%          1.11%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Franklin Templeton Income                                    0.90%           0.20%         0.00%          0.00%          1.10%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Franklin Templeton Mutual Shares                             0.85%           0.20%         0.01%          0.00%          1.06%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Franklin Templeton Small Cap Value                           0.95%           0.20%         0.01%          0.03%          1.19%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Goldman Sachs Core Plus Bond                                 0.70%           0.20%         0.00%          0.00%          0.90%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Goldman Sachs Mid Cap Value                                  0.84%           0.20%         0.01%          0.01%          1.06%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Goldman Sachs Short Duration Bond                            0.54%           0.20%         0.00%          0.00%          0.74%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/JPMorgan International Equity                                0.83%           0.20%         0.01%          0.00%          1.04%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/JPMorgan International Value                                 0.83%           0.20%         0.00%          0.01%          1.04%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/JPMorgan U.S. Government & Quality Bond                      0.58%           0.20%         0.01%          0.00%          0.79%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Lazard Emerging Markets                                      1.15%           0.20%         0.00%          0.02%          1.37%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Lazard Mid Cap Value                                         0.82%           0.20%         0.01%          0.01%          1.04%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Lazard Small Cap Value                                       0.85%           0.20%         0.01%          0.01%          1.07%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management S&P 500 Index                      0.39%           0.20%         0.01%          0.01%          0.61%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management S&P 400 MidCap Index               0.39%           0.20%         0.02%          0.01%          0.62%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Small Cap Index                    0.39%           0.20%         0.01%          0.01%          0.61%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management International Index                0.45%           0.20%         0.01%          0.01%          0.67%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Bond Index                         0.40%           0.20%         0.01%          0.00%          0.61%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index       0.59%           0.20%         0.01%            0.01%        0.81%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Index 5                            0.05%           0.00%         0.01%          0.62% E        0.68%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management 10 x 10                            0.05%           0.00%         0.01%          0.64% E        0.70%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Oppenheimer Global Growth                                    0.85%           0.20%         0.01%          0.00%          1.06%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/PIMCO Real Return                                            0.60%           0.20%         0.01%          0.00%          0.81%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/PIMCO Total Return Bond                                      0.60%           0.20%         0.01%          0.00%          0.81%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/PPM America High Yield Bond                                  0.57%           0.20%         0.01%          0.00%          0.78%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/PPM America Value Equity                                     0.65%           0.20%         0.00%          0.00%          0.85%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Putnam Equity                                                0.77%           0.20%         0.01%          0.00%          0.98%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Putnam Midcap Growth                                         0.85%           0.20%         0.01%          0.00%          1.06%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Select Balanced                                              0.58%           0.20%         0.01%          0.01%          0.80%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Select Global Growth                                         0.89%           0.20%         0.01%          0.00%          1.10%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Select Large Cap Growth                                      0.79%           0.20%         0.00%          0.00%          0.99%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Select Money Market                                          0.38%           0.20%         0.01%          0.00%          0.59%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Select Value                                                 0.64%           0.20%         0.00%          0.01%          0.85%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/T. Rowe Price Established Growth                             0.70%           0.20%         0.00%          0.00%          0.90%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/T. Rowe Price Mid-Cap Growth                                 0.81%           0.20%         0.01%          0.00%          1.02%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/T. Rowe Price Value                                          0.75%           0.20%         0.01%          0.00%          0.96%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Managed Conservative                                     0.18%           0.00%         0.01%          0.83% F        1.02%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Managed Moderate                                         0.18%           0.00%         0.01%          0.87% F        1.06%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Managed Moderate Growth                                  0.16%           0.00%         0.00%          0.92% F        1.08%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Managed Growth                                           0.15%           0.00%         0.01%          0.96% F        1.12%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Managed Aggressive Growth                                0.17%           0.00%         0.00%          0.99% F        1.16%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Retirement Income                                        0.18%           0.00%         0.01%          0.91% F        1.10%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Retirement 2015                                          0.18%           0.00%         0.01%          0.97% F        1.16%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Retirement 2020                                          0.18%           0.00%         0.02%          0.98% F        1.18%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Retirement 2025                                          0.18%           0.00%         0.04%          0.97% F        1.19%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Disciplined Moderate                                     0.18%           0.00%         0.01%          0.67% E        0.86%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Disciplined Moderate Growth                              0.18%           0.00%         0.01%          0.67% E        0.86%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Disciplined Growth                                       0.18%           0.00%         0.01%          0.66% E        0.85%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management DowSM 10                           0.44%           0.20%         0.03%          0.00%          0.67%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management S&P(R) 10                          0.44%           0.20%         0.01%          0.00%          0.65%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Global 15                          0.49%           0.20%         0.01%          0.00%          0.70%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Nasdaq(R) 15                       0.52%           0.20%         0.04%          0.00%          0.76%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Value Line(R) 25                   0.44%           0.20%         0.15%          0.00%          0.79%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management DowSM Dividend                     0.47%           0.20%         0.03%          0.01%          0.71%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management S&P(R) 24                          0.52%           0.20%         0.02%          0.01%          0.75%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management 25                                 0.44%           0.20%         0.01%          0.00%          0.65%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Select Small-Cap                   0.44%           0.20%         0.01%          0.00%          0.65%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management JNL 5                              0.43%           0.20%         0.01%          0.00%          0.64%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management VIP                                0.45%           0.20%         0.04%          0.00%          0.69%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management JNL Optimized 5                    0.51%           0.20%         0.05%          0.01%          0.77%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management S&P(R) SMid 60                     0.52%           0.20%         0.02%          0.00%          0.74%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management NYSE(R) International 25           0.57%           0.20%         0.05%          0.00%          0.82%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Communications Sector              0.52%           0.20%         0.03%          0.00%          0.75%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Consumer Brands Sector             0.52%           0.20%         0.03%          0.00%          0.75%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Financial Sector                   0.52%           0.20%         0.03%          0.00%          0.75%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Healthcare Sector                  0.50%           0.20%         0.03%          0.00%          0.73%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Oil & Gas Sector                   0.45%           0.20%         0.03%          0.00%          0.68%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Technology Sector                  0.52%           0.20%         0.03%          0.00%          0.75%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------


A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator. The JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Select Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital
     Management NYSE(R) International 25 Fund pay an administrative fee of 0.20%; the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and the 12 JNL/S&P Funds pay an administrative fee of 0.05%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the estimated costs associated with the Fund's short sales on equity securities. The percentage shown represents estimates for the Fund's initial year of operations and assumes that the Fund maintains short equity positions of approximately 20% of its net assets. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Dividend expense on short sales is estimated to be 0.37% of the 0.50%. In addition, the Fund will incur fees in connection with the borrowing of securities in order to effect the short sale transactions, which is estimated to be 0.12% of the 0.50%. The Fund's actual dividend expenses paid and stock loan fees on securities sold short may be significantly higher or lower than the estimates above due to, among other factors, the actual extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

E Amounts are based on the target allocations to underlying funds. Actual amounts may be higher or lower than those shown above.

F Amounts are based on the allocations to underlying funds during the year ended December 31, 2006. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.


                                     EXAMPLE

         The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.


         (The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)


         The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

         The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the 5% Contract Enhancement, the most expensive Optional Death Benefit Endorsement, the Five-year Withdrawal Schedule and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         If you surrender your Contract at the end of the applicable time period:


         [TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]

         1 YEAR              3 YEARS           5 YEARS           10 YEARS
         $______             $______           $______           $______

         If you annuitize at the end of the applicable time period:

         1 YEAR *            3 YEARS          5 YEARS            10 YEARS
         $______             $______           $______           $______

         * Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

         If you do NOT surrender your Contract:

         1 YEAR             3 YEARS            5 YEARS           10 YEARS
         $______             $______           $______           $______


         THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

         CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

         Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90 (age 85 for Contracts purchased in Oklahoma). Optional benefits may have different requirements, as noted.


         Your Contract Value may be allocated to


               * our Fixed Account, as may be made available by us, or as may be otherwise limited by us,


               * our GMWB Fixed Account (only if the optional LifeGuard Select GMWB is elected), as may be made available by us, or as may be otherwise limited by us,


               * our Indexed Fixed Option, as may be made available by us, or as may be otherwise limited by us, or to

               * Investment Divisions of the Separate Account that invest in underlying Funds.

         Your Contract, like all deferred annuity contracts, has two phases:

               * the ACCUMULATION PHASE, when you make premium payments to us, and

               *    the INCOME PHASE, when we make income payments to you.

         As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

         The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. Similarly, if the Guaranteed Minimum Accumulation Benefit is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect. As a result, if you desire additional annuity coverage you will have to purchase a new and separate Contract. Purchasing an additional Contract could result in the duplication of certain fees and charges. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                     JACKSON

         We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

         We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

         We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.


                    THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT

         CONTRACT VALUE ALLOCATED TO THE FIXED ACCOUNT AND/OR THE GMWB FIXED ACCOUNT WILL BE PLACED WITH OTHER ASSETS IN OUR GENERAL ACCOUNT. THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT ARE NOT REGISTERED WITH THE SEC, AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT THEM. DISCLOSURES REGARDING THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. BOTH THE AVAILABILITY OF, AND TRANSFERS INTO AND OUT OF, THE FIXED ACCOUNT (WHICH CONSISTS OF FIXED ACCOUNT OPTIONS, AND THE GMAB FIXED ACCOUNT) AND THE GMWB FIXED ACCOUNT MAY BE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE REQUIREMENTS. FOR MORE INFORMATION, PLEASE SEE THE APPLICATION, CHECK WITH THE REGISTERED REPRESENTATIVE HELPING YOU TO PURCHASE THE CONTRACT, OR CONTACT US AT OUR ANNUITY SERVICE CENTER.

         THE FIXED ACCOUNT


         FIXED ACCOUNT OPTIONS. Each Fixed Account Option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options), so long as the Contract Value in the Fixed Account Options is not withdrawn, transferred, or annuitized until the end of the specified period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years. Subject to these minimum requirements, we may declare different base interest rates at different times.

         An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. The Excess Interest Adjustment is based on the relationship of the current new business interest rate to the guaranteed base interest rate being credited to the Fixed Account Option. The current new business interest rate used for this comparison is the base interest rate available on a new Fixed Account Option of the same duration, increased by 0.50%. Generally, the Excess Interest Adjustment will increase the Fixed Account Option Value when current new business rates are lower than the rate being credited and will decrease the Fixed Account Option Value when current new business rates are higher than the rate being credited.

         There will be no Excess Interest Adjustment when the current new business interest rate (after adjustment for the 0.50% bias) is greater than the guaranteed base interest rate by less than 0.50%. This restriction avoids decreases in the Fixed Account Option Value in situations where the general level of interest rates has declined but the bias results in a current new business interest rate that is higher than the guaranteed base interest rate.

         Also, there is no Excess Interest Adjustment on: the one-year Fixed Account Option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will a total withdrawal from the Fixed Account Options be less than the Fixed Account minimum value.

         Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, the next closest specified period, or the one-year Fixed Account Option (if there is one year or less until the Income Date), will apply.

         You may allocate premiums to the one-year Fixed Account Option, but we may require that the amount in the one-year Fixed Account Option (including any Contract Enhancement) be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract year.

         Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account Option.

         The three-, five-, and seven-year Fixed Account Options are not available on Contracts with the 3% or 4% Contract Enhancement purchased BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, and on Contracts with the 2% Contract Enhancement purchased BETWEEN JULY 14, 2003 AND AUGUST 17, 2003.

         The DCA+ FIXED ACCOUNT OPTION, IF AVAILABLE, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new premiums.

         The INDEXED FIXED OPTION, IF AVAILABLE, offers an interest rate that is guaranteed to be at least 3% per year and may be higher based on changes in the S&P 500 Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your Indexed Fixed Option will be the amount allocated to the Indexed Fixed Option accumulated at 3% per year, less any amounts cancelled or withdrawn for charges, deductions or withdrawals, any tax due, and any withdrawal charges. The Indexed Fixed Option is described in your Contract and supplementary materials your Jackson representative can provide you. For Contracts purchased PRIOR TO OCTOBER 4, 2004, the Indexed Fixed Option was not available if the Three-Year Withdrawal Charge Period option was selected.


         THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FIXED ACCOUNT. The GMAB Fixed Account is available only in conjunction with the purchase of the GMAB. If you elect to purchase the GMAB, a certain percentage of Contract Value is required to be allocated to the GMAB Fixed Account for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period. For more detailed information regarding the GMAB, including the GMAB Fixed Account, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 19.

         THE GMWB FIXED ACCOUNT

         THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED ACCOUNT. The GMWB Fixed Account is available only in conjunction with the purchase of the Lifeguard Select GMWB. If you elect to purchase the LifeGuard Select GMWB, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account.

         The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

         Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC according to non-discretionary formulas; you may NOT CHOOSE to transfer amounts to and from the GMWB Fixed Account. These automatic transfers will not count against the 15 free transfers in a Contract Year. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

         For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 19.


                              THE SEPARATE ACCOUNT

         We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

         The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

         The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS


         Your Contract Value may be allocated to no more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account at any one time. Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options, the GMAB Fixed Account and the GMWB Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


         The following Investment Divisions are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

                  JNL/Franklin Templeton Founding Strategy
                  JNL/Mellon Capital Management Index 5
                  JNL/Mellon Capital Management 10 x 10
                  JNL/S&P Managed Conservative
                  JNL/S&P Managed Moderate
                  JNL/S&P Managed Moderate Growth
                  JNL/S&P Managed Growth
                  JNL/S&P Managed Aggressive Growth
                  JNL/S&P Retirement Income
                  JNL/S&P Retirement 2015
                  JNL/S&P Retirement 2020
                  JNL/S&P Retirement 2025
                  JNL/S&P Disciplined Moderate
                  JNL/S&P Disciplined Moderate Growth
                  JNL/S&P Disciplined Growth

         THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:


         [TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]


-------------------------------------------------------------------------------------------------------------------
                                                 JNL SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

-------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.),
     Inc. (sub-sub-adviser))

         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

-------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

-------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset
     Management Limited (sub-sub-adviser))

         Seeks long-term growth of capital by investing a minimum of 95% (of the majority of its assets) of its assets in worldwide companies.

-------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)
         Seeks total return by investing through a quantitative active equity management strategy that allows the portfolio to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

-------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S.
         companies.

-------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of $100 million to $3 billion.

-------------------------------------------------------------------------------------------------------------------
JNL/FI BALANCED FUND
     Jackson National Asset Management, LLC (and Pyramis Global Advisors, LLC)

         Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in stocks and other securities and the remainder in bonds and other debt securities.

-------------------------------------------------------------------------------------------------------------------
JNL/FI MID-CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Pyramis Global Advisors, LLC)

         Seeks long-term growth of capital by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies with medium market capitalizations.

-------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying
         Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

-------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

         Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

-------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

         Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

-------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

         Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities of companies in any nation, pursuant to manager discretion. The Fund invests primarily
         (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

-------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

         Seeks long-term total return by investing at least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

-------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

-------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R)
         Value Index at the time of investing.

-------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

-------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

-------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.

-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
         Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital
         International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond
         Index to provide a moderate rate of income by investing in domestic fixed-income investments.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by initially allocating in the following
         Funds:

         >> 20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
         >> 20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
         >> 20% in the JNL/Mellon Capital Management Small Cap Index Fund;
         >> 20% in the JNL/Mellon Capital Management International Index Fund; and
         >> 20% in the JNL/Mellon Capital Management Bond Index Fund.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation and income by initially allocating in the following Funds:

         >> 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and
         >> 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.

-------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

-------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

-------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

-------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign insurers.

-------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks long-term capital growth by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.

-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large companies selected for their growth potential.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

-------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital and increasing dividend income by investing primarily in a portfolio of common stocks of well-established growth companies.

-------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

-------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying
         Funds), which are part of the JNL Series Trust and the JNL Variable
         Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying
         Funds), which are part of the JNL Series Trust and the JNL Variable
         Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying
         Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

-------------------------------------------------------------------------------------------------------------------


         ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) the Earnings Protection Benefit;
         (ii) any GMIB; and (iii) any GMWB.

         Each of these four benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates:
         (i) the Owner's date of death in the case of death benefits and the Earnings Protection Benefit; and (ii) an Owner's specific age under a GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these four benefits may be somewhat diminished.

         The potential for overlap is greatest for a GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits and the Earnings Protection Benefit because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small. Investment in a fund such as the JNL/S&P Retirement Income Fund, however, may not be consistent with the Earnings Protection Benefit to the extent that conservative investing may not accomplish the Earnings Protection Benefit goal of providing an additional payout to help offset potential tax liabilities if there are earnings in the Contract at the Owner's death.


         You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.


         [TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]



-------------------------------------------------------------------------------------------------------------------
                                               JNL VARIABLE FUND LLC
-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on each "Stock Selection Date."

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index ("S&P
         MidCap 400") and 30 companies in the Standard & Poor's SmallCap 600
         Index ("S&P SmallCap 600"). The 60 companies are selected each Stock
         Selection Date. Seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The SMid 60 Fund focuses on small and mid-capitalization companies because the Sub-Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in foreign companies. The 25 companies are selected each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading around each Stock
         Selection Date and when cash flow activity occurs in the Fund. The
         Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company and for dividend reinvestment.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------

         The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson. They are NOT offered or made available to the general public directly.

         A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

         You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

         VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

         SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

         There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:


         MORTALITY AND EXPENSE RISK CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.10% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued BEFORE MAY 3, 2004, the Mortality and Expense Risk Charge is 1.00%. This charge does not apply to the Fixed Account or the GMWB Fixed Account.


         This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

               * to make income payments for the life of the Annuitant during the income phase;

               * to waive the withdrawal charge in the event of the Owner's death; and

               *    to provide a basic death benefit prior to the Income Date.

         Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

         If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.


         ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions, the Fixed Account and the GMWB Fixed Account based on the proportion their respective value bears to the Contract Value less the sum of the Indexed Fixed Option Minimum Values. This charge will be deducted from the Indexed Fixed Options only when the charge exceeds the value of the Funds in the Investment Divisions, the Fixed Account and the GMWB Fixed Account. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

         ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1 million or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1 million, as determined by us.


         TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

         WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

               * PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), PLUS


               * EARNINGS (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over your remaining premiums allocated to those accounts)


               * during each Contract Year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) OF PREMIUM (excluding premium in the Indexed Fixed OPTION) that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), MINUS earnings (required minimum distributions will be counted as part of the free withdrawal amount).

         WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

               *    withdrawals in excess of the free withdrawal amounts, or

               * withdrawals under a tax-qualified Contract that exceed its required minimum distributions, or

               * withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

               *    amounts withdrawn in a total withdrawal, or

               * amounts applied to income payments on an Income Date that is within one year of the Issue Date.

         The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period option or the Five-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:


                                WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):

         COMPLETED YEARS SINCE RECEIPT        0        1        2        3        4        5        6        7+
         OF PREMIUM

         BASE SCHEDULE                      8.5%      8%       7%       6%       5%       4%       2%        0

         WITHDRAWAL CHARGE IF FIVE-YEAR      8%       7%       6%       4%       2%        0        0        0
         PERIOD APPLIES

         WITHDRAWAL CHARGE IF THREE-YEAR    7.5%     6.5%      5%        0        0        0        0        0
         PERIOD APPLIES*

         * PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.


         Amounts allocated to an Indexed Fixed Option are not subject to this withdrawal charge, but rather to an adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 17.


         NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         We do NOT assess the withdrawal charge on any amounts paid out as:

               * income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

               *    death benefits;

               * withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);


               * if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions, the Fixed Account (excluding amounts in the Indexed Fixed Option) and the GMWB Fixed
                    Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

               * if permitted by your state, withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Investment Divisions, the Fixed Account (excluding amounts in the Indexed Fixed Option) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.


         We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

         EARNINGS PROTECTION BENEFIT ("EARNINGSMAX") CHARGE. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. The charge on currently offered Contracts may be less. Please check with your representative to learn about the current level of the charge and its availability in your state. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.


         CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:


CONTRACT ENHANCEMENT             2%           3%         4%         5%

CHARGE (ON AN ANNUAL BASIS)      0.395%       0.42%      0.56%      0.695%

         Due to this charge, it is possible that upon a total withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

         CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)


        Completed Years Since Receipt of     0        1        2        3          4         5          6      7+
          Premium
        Recapture Charge (2% Credit)         2%      2%      1.25%    1.25%      0.5%         0         0      0
        Recapture Charge (3% Credit)         3%      3%         2%       2%        2%        1%         1%     0
        Recapture Charge (4% Credit)         4%      4%       2.5%     2.5%      2.5%      1.25%     1.25%     0
        Recapture Charge (5% Credit)        4.5%    3.75%    3.25%    2.75%        2%      1.25%        1%     0

         We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

               *    death benefits;

               * withdrawals taken under the additional free withdrawal provision;

               * withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);


               * if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options (excluding amounts in the Indexed Fixed Option) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

               * if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options (excluding amounts in the Indexed Fixed Option) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

         FUTUREGUARD GUARANTEED MINIMUM INCOME BENEFIT CHARGE.

         PLEASE NOTE: EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The charge for FutureGuard depends on the endorsement's availability and the frequency of deduction, as explained below.

                  For Contracts with this GMIB purchased ON AND AFTER MAY 3, 2004 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

                  For Contracts with this GMIB purchased BEFORE MAY 3, 2004 (subject to availability), you pay 0.10% of the GMIB Benefit Base each calendar quarter (0.40% annually).

                  For Contracts with this GMIB purchased IN WASHINGTON STATE ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see "FutureGuard Guaranteed Minimum Income Benefit" beginning on page 19. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THIS GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THIS GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

         FUTUREGUARD 6 GUARANTEED MINIMUM INCOME BENEFIT CHARGE. The charge is 0.20% of the GMIB Benefit Base each calendar quarter (0.80% annually). For Contracts purchased IN WASHINGTON STATE, you pay 0.07% of the GMIB Benefit Base each Contract Month (0.84% annually as used in the table). We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see "FutureGuard 6 Guaranteed Minimum Income Benefit" beginning on page 19. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THIS GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THIS GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

         GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB") CHARGE. If you select the GMAB, in most states you will pay 0.125% of the Guaranteed Value
         (GV) each calendar quarter (0.50% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.0425% of the GV (0.51% annually). The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV is your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals. For more information about the GV, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 19.

         We deduct the charge from your Contract Value. The actual deduction of the charge will be reflected in your quarterly statement. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account, including the GMAB Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. We reserve the right to prospectively change the charge on new Contracts or upon re-election of the benefit after the Contract is issued - subject to a maximum charge of 1.00% annually in states where the charge is quarterly, 1.02% annually in states where the charge is monthly. We stop deducting this charge on the earlier of the date that the Guarantee Period ends (unless re-elected by you) or the date that the GMAB terminates for any other reason. Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of premium to the GMAB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how this endorsement works, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 19.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 19. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.


               For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), the charge is:

                           Maximum Annual Charge        Current Annual Charge
                         --------------------------- ---------------------------
                         --------------------------- -------------- ------------
                            Quarterly or Monthly       Quarterly      Monthly
                                   0.75%               0.40% / 4     0.42% / 12


                  You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.


                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge is:

                              Maximum Annual Charge        Current Annual Charge
                            --------------------------- ------------------------
                            --------------------------- ------------------------
                                      0.70%                        0.40%

                  You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                  For Contracts to which this GMWB was added BEFORE OCTOBER 4, 2004, the charge is:

                              Maximum Annual Charge        Current Annual Charge
                            --------------------------- ------------------------
                            --------------------------- ------------------------
                                      0.70%                        0.35%
                                                            0.55% upon step-up

                  You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

         We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 19. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 19 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5") CHARGE. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 19.

         We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.


         The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).


         We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 19. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 19 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6") CHARGE. If you select the 6% GMWB With Annual Step-Up, in most states you will pay 0.2125% of the GWB each quarter (0.85% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.0725% of the GWB (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 19.

         We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.


         The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).


         We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.60% annually in states where the charge is quarterly, 1.62% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 19. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 19 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5") CHARGE. If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter (0.20% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.0175% of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 19. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually). We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 19. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 19 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 19. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                   Maximum                    Current
---------------------- -------------------------- ---------------------------
---------------------- ------------ ------------- ------------- -------------
Ages    45 - 49         0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        50 - 54         0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        55 - 59         1.20% / 4    1.20% / 12    0.65% / 4     0.66% / 12
        60 - 64         1.30% / 4    1.32% / 12    0.75% / 4     0.75% / 12
        65 - 69         1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        70 - 74         0.85% / 4    0.87% / 12    0.50% / 4     0.51% / 12
        75 - 80         0.60% / 4    0.60% / 12    0.35% / 4     0.36% / 12
---------------------- ------------ ------------- ------------- -------------
---------------------- ------------------------------------------------------

Charge Basis                                    GWB

---------------------- ------------------------------------------------------
---------------------- ------------ ------------- ------------- -------------

Charge Frequency        Quarterly     Monthly      Quarterly      Monthly

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.


         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 19. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 19. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 19 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 19. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

Annual Charge                   Maximum                     Current
---------------------- --------------------------- --------------------------
---------------------- ------------- ------------- ------------ -------------
Ages    45 - 49         1.00% / 4     1.02% / 12    0.55% / 4    0.57% / 12
        50 - 54         1.15% / 4     1.17% / 12    0.70% / 4    0.72% / 12
        55 - 59         1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        60 - 64         1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        65 - 69         1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        70 - 74         0.90% / 4     0.90% / 12    0.55% / 4    0.57% / 12
        75 - 80         0.65% / 4     0.66% / 12    0.40% / 4    0.42% / 12
---------------------- ------------- ------------- ------------ -------------
---------------------- ------------------------------------------------------

Charge Basis                                    GWB

---------------------- ------------------------------------------------------
---------------------- ------------- ------------- ------------ -------------

Charge Frequency        Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.


         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 19. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 19. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 19 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 19. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 49        0.85% / 4     0.87% / 12    0.40% / 4    0.42% / 12
        50 - 54        1.00% / 4     1.02% / 12    0.55% / 4    0.57% / 12
        55 - 59        1.45% / 4     1.47% / 12    0.85% / 4    0.87% / 12
        60 - 64        1.45% / 4     1.47% / 12    0.85% / 4    0.87% / 12
        65 - 69        1.20% / 4     1.20% / 12    0.65% / 4    0.66% / 12
        70 - 74        0.75% / 4     0.75% / 12    0.35% / 4    0.36% / 12
        75 - 80        0.55% / 4     0.57% / 12    0.30% / 4    0.30% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------

Charge Basis                                   GWB

--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------

Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.


         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 19. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 19. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 19 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 19. The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                   Maximum                    Current
---------------------- -------------------------- ---------------------------
---------------------- ------------ ------------- ------------- -------------
Ages    45 - 49         1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        50 - 54         1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        55 - 59         1.35% / 4    1.35% / 12    0.80% / 4     0.81% / 12
        60 - 64         1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        65 - 69         1.60% / 4    1.62% / 12    1.05% / 4     1.05% / 12
        70 - 74         1.00% / 4    1.02% / 12    0.65% / 4     0.66% / 12
        75 - 80         0.75% / 4    0.75% / 12    0.50% / 4     0.51% / 12
---------------------- ------------ ------------- ------------- -------------
---------------------- ------------------------------------------------------

Charge Basis                                    GWB

---------------------- ------------------------------------------------------
---------------------- ------------ ------------- ------------- -------------

Charge Frequency        Quarterly     Monthly      Quarterly      Monthly

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.


         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 19. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 19. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 19 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 19. The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                   Maximum                    Current
---------------------- -------------------------- ---------------------------
---------------------- ------------ ------------- ------------- -------------
Ages    45 - 49         1.10% / 4    1.11% / 12    0.65% / 4     0.66% / 12
        50 - 54         1.25% / 4    1.26% / 12    0.80% / 4     0.81% / 12
        55 - 59         1.70% / 4    1.71% / 12    1.10% / 4     1.11% / 12
        60 - 64         1.70% / 4    1.71% / 12    1.10% / 4     1.11% / 12
        65 - 69         1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        70 - 74         1.00% / 4    1.02% / 12    0.60% / 4     0.60% / 12
        75 - 80         0.80% / 4    0.81% / 12    0.55% / 4     0.57% / 12
---------------------- ------------ ------------- ------------- -------------
---------------------- ------------------------------------------------------

Charge Basis                                    GWB

---------------------- ------------------------------------------------------
---------------------- ------------ ------------- ------------- -------------

Charge Frequency        Quarterly   Monthly        Quarterly      Monthly

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 19. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.


         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 19. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 19. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 19 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP
          ("LIFEGUARD ASCENT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 19.


Annual Charge                   Maximum                    Current
---------------------- -------------------------- ---------------------------
---------------------- ------------ ------------- ------------- -------------
Ages    45 - 85         1.50% / 4    1.50% / 12    0.95% / 4     0.96% / 12
---------------------- ------------ ------------- ------------- -------------
---------------------- ------------------------------------------------------

Charge Basis                                    GWB

---------------------- ------------------------------------------------------
---------------------- ------------ ------------- ------------- -------------

Charge Frequency        Quarterly     Monthly      Quarterly      Monthly

         You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.


         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 19. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 19. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 19 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 19.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 85        1.70% / 4     1.71% / 12    1.15% / 4    1.17% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------

Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.


         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 19. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 19. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 19 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 19.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    55 - 80        1.20% / 4     1.20% / 12    0.65% / 4    0.66% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 19.

         Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 19. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 19. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 19 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 19. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

                  For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:


                     Annual Charge                  Maximum                     Current
                     --------------------- --------------------------- --------------------------
                     --------------------- ------------- ------------- ------------ -------------
                     Ages    60 - 64        1.30% / 4     1.32% / 12    0.90% / 4    0.90% / 12
                             65 - 69        0.85% / 4     0.87% / 12    0.60% / 4    0.60% / 12
                             70 - 74        0.60% / 4     0.60% / 12    0.50% / 4    0.51% / 12
                             75 - 80        0.50% / 4     0.51% / 12    0.40% / 4    0.42% / 12
                     --------------------- ------------- ------------- ------------ -------------
                     --------------------- ------------------------------------------------------

                     Charge Basis                                   GWB
                     --------------------- ------------------------------------------------------
                     --------------------- ------------- ------------- ------------ -------------
                     Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

                  You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.


                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

                          Annual Charge           Maximum      Current
                          --------------------- ------------ -------------
                          --------------------- ------------ -------------
                          Ages    60 - 64          1.30%        0.90%
                                  65 - 69          0.85%        0.60%
                                  70 - 74          0.60%        0.50%
                                  75 - 80          0.50%        0.40%
                          --------------------- ------------ -------------
                          --------------------- --------------------------

                          Charge Basis            Investment Divisions
                          --------------------- --------------------------
                          --------------------- --------------------------
                          Charge Frequency                Daily


                  You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 19. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 19. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 19 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 19. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

                  For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:


                     Annual Charge                  Maximum                     Current
                     --------------------- --------------------------- --------------------------
                     --------------------- ------------- ------------- ------------ -------------
                     Ages    50 - 54        0.85% / 4     0.87% / 12    0.65% / 4    0.66% / 12
                             55 - 59        0.65% / 4     0.66% / 12    0.50% / 4    0.51% / 12
                             60 - 64        0.50% / 4     0.51% / 12    0.35% / 4    0.36% / 12
                             65 - 69        0.35% / 4     0.36% / 12    0.25% / 4    0.27% / 12
                             70 - 74        0.30% / 4     0.30% / 12    0.20% / 4    0.21% / 12
                             75 - 80        0.20% / 4     0.21% / 12    0.15% / 4    0.15% / 12
                     --------------------- ------------- ------------- ------------ -------------
                     --------------------- ------------------------------------------------------

                     Charge Basis                                   GWB
                     --------------------- ------------------------------------------------------
                     --------------------- ------------- ------------- ------------ -------------
                     Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

                  You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON
                  STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable
                  Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit
                  Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.


                  For Contracts to which this GMWB was added BEFORE JANUARY 17,
                  2006, the charge for each age group is:

                          Annual Charge           Maximum      Current
                          --------------------- ------------ -------------
                          --------------------- ------------ -------------
                          Ages    50 - 54          0.85%        0.65%
                                  55 - 59          0.65%        0.50%
                                  60 - 64          0.50%        0.35%
                                  65 - 69          0.35%        0.25%
                                  70 - 74          0.30%        0.20%
                                  75 - 80          0.20%        0.15%
                          --------------------- ------------ -------------
                          --------------------- --------------------------

                          Charge Basis            Investment Divisions
                          --------------------- --------------------------
                          --------------------- --------------------------
                          Charge Frequency                Daily


                  You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

         We reserve the right to prospectively change the charge on new
         Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30,
         2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "4% For Life Guaranteed
         Minimum Withdrawal Benefit" beginning on page 19. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 19. Also see "Guaranteed Minimum Withdrawal Benefit
         Important Special Considerations" beginning on page 19 for additional important information to consider when purchasing a Guaranteed Minimum
         Withdrawal Benefit.


         DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center.
         Our contact information is on the cover page of this prospectus.

                  If you select the 5% ROLL-UP DEATH BENEFIT (5% Compounded
                  Death Benefit), you will pay 0.45%, subject to a maximum of 0.70% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment
                  Divisions.

                  If you select the 4% ROLL-UP DEATH BENEFIT, you will pay
                  0.30%, subject to a maximum of 0.50% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE:
                  EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT
                  ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                  If you select the HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
                  (Maximum Anniversary Value Death Benefit), you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the COMBINATION 5% ROLL-UP AND HIGHEST
                  ANNIVERSARY VALUE DEATH BENEFIT (Combination Death Benefit), you will pay 0.55%, subject to a maximum of 0.80% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the COMBINATION 4% ROLL-UP AND HIGHEST
                  ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.40%, subject to a maximum of 0.60% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE APRIL 30, 2007,
                  THE COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH
                  BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A
                  CONTRACT.

         For Contracts issued BEFORE AUGUST 18, 2003, for the 5% Compounded
         Death Benefit and the Maximum Anniversary Value Death Benefit, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, and for the Combination
         Death Benefit, you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.
         We stop deducting this charge on the date you annuitize.

         THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the investment divisions. We stop deducting this charge on the date you annuitize.

         PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER
         AVAILABLE TO ADD TO A CONTRACT.

         FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums (excluding premiums allocated to the Indexed Fixed Option) that are still subject to a withdrawal charge minus earnings during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.
         We stop deducting this charge on the date you annuitize.

         COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

                 *    (a) = the present value of the remaining income payments
                      (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

                 *    (b) = the present value of the remaining income payments
                      (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


         OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable
         Fund LLC. For more information, please see the "Fund Operating
         Expenses" table beginning on page 13.


         PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

         INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

                            DISTRIBUTION OF CONTRACTS

         Jackson National Life Distributors LLC ("JNLD"), located at 7601
         Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National
         Life Insurance Company.

         Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

         Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

         The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars.
         Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings
         (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

         Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products:

                 A. G. Edwards & Sons, Inc.
                 American General Securities
                 Centaurus Financial
                 Commonwealth Financial Group, Inc.
                 ING Financial Partners Inc.
                 Independent Financial Marketing Group
                 Investment Centers of America, Inc.
                 Inter Securities Inc.
                 Invest Financial Corp.
                 Jefferson Pilot Securities Corp
                 Linsco/Private Ledger Corp.
                 Mutual Service Corporation
                 National Planning Corporation
                 Prime Capital Services, Inc.
                 Raymond James & Associates, Inc.
                 Securities America, Inc.
                 SII Investments, Inc.
                 Thrivent Financial for Lutherans
                 Wachovia Securities, LLC
                 Woodbury Financial Services Inc.


         Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


         We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.
         If you elect the optional Three-Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

                 *     National Planning Corporation,

                 *     SII Investments, Inc.,

                 *     IFC Holdings, Inc. d/b/a Invest Financial Corporation,

                 *     Investment Centers of America, Inc., and

                 *     Curian Clearing LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James
         Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.


                                    PURCHASES

         MINIMUM INITIAL PREMIUM:

                 *     $5,000 under most circumstances

                 *     $2,000 for a qualified plan Contract

         MINIMUM ADDITIONAL PREMIUMS:

                 *     $500 for a qualified or non-qualified plan

                 *     $50 for an automatic payment plan

                 * You can pay additional premiums at any time during the accumulation phase; however, if the 5% Contract
                       Enhancement is elected, no premium will be accepted after the first Contract Year. Similarly, if the Guaranteed
                       Minimum Accumulation Benefit is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect.


         These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. The Indexed
         Fixed Option has initial and subsequent allocation minimums of $5,000.
         We reserve the right to restrict availability or impose restrictions on the Fixed Account, Indexed Fixed Account and GMWB Fixed Account.


         MAXIMUM PREMIUMS:

                 * The maximum aggregate premiums you may make without our prior approval is $1 million.


         The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, any GMIB, the GMAB or any GMWB.


         ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.


         Although more than 18 Investment Divisions, the Fixed Account and the
         GMWB Fixed Account are available under your Contract, your may not allocate your Contract Values among more than 18 at any one time.
         Additionally, you may not CHOOSE to allocate your premiums to the GMWB
         Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB. For more detailed information regarding LifeGuard Select, please see "For Life
         Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal
         Balance Adjustment and Annual Step-Up Endorsement" beginning on page
         19.)


         We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information.
         If for some reason we are unable to complete this process within five business days, we will return your money.

         Each business day ends when the New York Stock Exchange closes (usually
         4:00 p.m. Eastern time).


         OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional
         Contract Enhancements, then at the end of any business day in the first
         Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3%, 4% or 5% of your payment, depending upon which Contract Enhancement you have elected. If the 5%
         Contract Enhancement is elected, no premium will be accepted after the first Contract Year. There is a charge, described above, that is assessed against the Investment Divisions, the Fixed Account and the GMWB Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. Allocations to the Indexed Fixed Option are not permitted in the first seven years (five years for the 2% Contract Enhancement). We will also impose a Contract
         Enhancement recapture charge if you


                 * make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected),

                 *     elect to receive payment under an income option, or

                 * return your Contract during the Free Look period. (If you elected the 5% Contract Enhancement and return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

         The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract
         Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code. For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums. (See example 2 in Appendix B for an illustration.) If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

         Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.


         Asset-based charges are deducted from the total value of the Separate
         Account. In addition, for the Fixed Account and the GMWB Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven
         Contract Years (five for the 2% Contract Enhancement), the Contract
         Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement.
         Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract
         Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2%
         Contract Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.


         If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract
         Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract
         Enhancement).

         Accordingly, the increased Contract Value resulting from a Contract
         Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract
         Enhancement charge. If you make premium payments only in the first
         Contract Year and do not make a withdrawal during the first seven years
         (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract
         Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract
         Year, because those additional amounts will be subject to the Contract
         Enhancement charge for less than seven full years (five for the 2%
         Contract Enhancement).

         In the first seven Contract Years (five for the 2% Contract
         Enhancement), the Contract Enhancement typically will be beneficial
         (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

                 *     death benefits computed on the basis of Contract Value;

                 *     withdrawals taken under the 10% free withdrawal provision
                       (or the 20% Additional Free Withdrawal endorsement, if elected);

                 * withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;

                 *     if permitted by your state, withdrawals under our:

                       *    Terminal Illness Benefit;
                       *    Specified Conditions Benefit; or
                       *    Extended Care Benefit.  (See page 19 below.)


         You may NOT elect the 3%, 4% or 5% Contract Enhancement endorsements with the 20% Additional Free Withdrawal option or with the Guaranteed
         Minimum Accumulation Benefit.

         If you purchased your Contract BETWEEN MARCH 18, 2003 AND JUNE 3, 2003, the 3% and 4% Contract Enhancements were not available and the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

         If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17,
         2003, the three, five and seven year Fixed Account Options were not available if the 3% or 4% Contract Enhancement was selected.

         If you purchased your Contract BETWEEN JULY 14, 2003 AND AUGUST 17,
         2003, the three, five and seven year Fixed Account Options were not available if the 2% Contract Enhancement was selected.

         CAPITAL PROTECTION PROGRAM. If you select our Capital Protection
         Program at issue, we will allocate enough of your premium to the Fixed
         Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your Jackson representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

         For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that Guarantee Period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

         Alternatively, assume Jackson receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson will allocate $6,331 to that Guarantee Period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining
         $3,669 of the payment will be allocated to the Investment Division(s) you selected.

         Thus, as these examples demonstrate, the shorter Guarantee Periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the Guarantee Period.


         If you elect the Guaranteed Minimum Accumulation Benefit, the Capital
         Protection Program will not be available while the Guaranteed Minimum
         Accumulation Benefit is in effect. In addition, the Capital Protection
         Program will not be available if you purchase the LifeGuard Select
         Guaranteed Minimum Withdrawal Benefit.


         If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, the Capital
         Protection Program was not available.

         If you purchased your Contract BETWEEN JULY 14, 2003 AND AUGUST 17,
         2003 and you purchased the 2% Contract Enhancement, the Capital
         Protection Program was not available.

         GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). THE FOLLOWING
         DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D THAT MAY
         ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN
         CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's
         Issue Date, a Guaranteed Minimum Accumulation Benefit may be available, which permits you to receive a Guaranteed Value (GV) (as defined below) at the end of a Guarantee Period, regardless of your Contract Value. IF
         YOU ELECT THIS GMAB ENDORSEMENT, NO PREMIUM WILL BE ACCEPTED MORE THAN
         90 DAYS AFTER THE ISSUE DATE OF THE CONTRACT WHILE THE GMAB IS IN
         EFFECT. ALSO, YOU MAY NOT ELECT tHE GMAB IN COMBINATION WITH ANY
         CONTRACT ENHANCEMENT, GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR ANY
         GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB). IN ADDITION, THE GMAB
         CANNOT BE ADDED AFTER A CONTRACT'S ISSUE DATE. Subject to availability, a GMWB may be elected after the GMAB has terminated. The Capital
         Protection Program is also not available while the GMAB is in effect.
         We may further limit the availability of this GMAB optional endorsement.

         GUARANTEED VALUE. This benefit's GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV at the beginning of your Guarantee Period is your initial premium payment, net of any applicable taxes. If the GMAB is re-elected at the end of a Guarantee
         Period, the GV is generally your Contract Value at the time the new
         Guarantee Period begins.

         The GV will be increased by any subsequent premium payments, net of any applicable premium TAXES (SUBJECT TO A MAXIMUM OF $5 MILLION). (Please see example 2 in Appendix D for an illustration.) No additional premium payments are allowed more than 90 days after the Contract's Issue Date while the GMAB is in effect.

         Partial withdrawals (including Withdrawal Charges and Excess Interest
         Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal. This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, THE PARTIAL WITHDRAWAL MAY REDUCE THE GV BY A
         DOLLAR AMOUNT THAT IS GREATER THAN THE DOLLAR AMOUNT WITHDRAWN. (Please see example 3b in Appendix D for an illustration.) All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.


         For purposes of the GMAB charge, the GV in effect on the date the charge is deducted is equal to the GV at the beginning of the Guarantee
         Period, increased by any subsequent premium payments and decreased by any subsequent partial withdrawals, as described above. For more information regarding the GMAB charge, please see "Guaranteed Minimum
         Accumulation Benefit Charge" beginning on page 19.


         THE GV CAN NEVER BE MORE THAN $5 MILLION.

         GUARANTEE PERIOD. The Guarantee Period is the time period at the end of which the GV is guaranteed. The Guarantee Period currently available is ten Contract Years. The Guarantee Period begins on the effective date of the endorsement and ends on the Contract Anniversary corresponding to the end of the Guarantee Period. If you select the GMAB when you purchase your Contract, the effective date is the Contract Issue Date.

         REQUIRED ALLOCATION. On the endorsement's effective date, we automatically allocate a certain percentage of your premium (if the GMAB is selected when you purchase your Contract) or your Contract
         Value (if the GMAB is re-elected after the Contract's Issue Date) to the GMAB Fixed Account. The remaining premium or Contract Value will be allocated to the Fixed Account Options and Investment Divisions based on the current premium allocation you have selected for your Contract.

         The required allocation percentage for the GMAB Fixed Account is that which is in effect on the effective date of the Guarantee Period and the same allocation percentage remains in effect for the duration of the Guarantee Period. We anticipate the required allocation percentage of premium or Contract Value to the GMAB Fixed Account will generally range from 15% to 40%. The required allocation percentage may vary, however, from this stated range. Generally, when the interest rate credited to the GMAB Fixed Account is higher, the required allocation to the GMAB Fixed Account will be lower. When the interest rate credited to the GMAB Fixed Account is lower, the required allocation to the GMAB Fixed Account is higher.

         The required allocation percentage is declared by the Company in advance and may also vary by state. Please contact us at the Annuity
         Service Center or contact your representative to obtain the currently declared required allocation percentage for your state. Our contact information is on the cover page of this prospectus.

         GUARANTEED MINIMUM ACCUMULATION BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, will be allocated to the GMAB Fixed Account in accordance with the required allocation percentage in effect on the effective date of the endorsement. You may not allocate additional monies to this fixed account. The Contract Value in the GMAB Fixed Account is credited with a specific interest rate that is guaranteed and will remain in effect for the entire Guarantee Period. The interest rate is credited daily to the Contract Value in the GMAB Fixed Account so long as the Contract
         Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Period. The interest rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMAB Fixed
         Account interest rate for your state. Our contact information is on the cover page of this prospectus.

         An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the GMAB Fixed Account prior to the end of the Guarantee Period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Guarantee Period. The Excess Interest Adjustment is based on the relationship of the current new business interest rate to the interest rate being credited to you in the GMAB Fixed Account. The current new business interest rate used for this comparison is the interest rate then available on a new Guarantee Period of the same duration, increased by 0.50% per annum. Generally, the Excess Interest Adjustment will increase your GMAB Fixed Account value when current new business rates are lower than the rate then being credited and will decrease your GMAB Fixed Account value when current new business rates are higher than the rate then being credited.

         Also, there will be no Excess Interest Adjustment when the current new business interest rate (after the above-mentioned 0.50% increase) is greater than the interest rate you are then being credited by less than 0.50%. This restriction avoids downward adjustments in the GMAB Fixed
         Account value in situations where the general level of interest rates has declined but the above-mentioned 0.50% increase results in a current new business interest rate that is higher than the rate currently being credited to your GMAB Fixed Account.

         There is no Excess Interest Adjustment on: death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years;
         amounts withdrawn for Contract charges; or free withdrawals. In no event will the amount we pay on a total withdrawal from the GMAB Fixed
         Account be less than the GMAB Fixed Account minimum value.

         Quarterly charges deducted across all Fixed Account Options and Investment Divisions are also deducted from the GMAB Fixed Account in accordance with your Contract's provisions. These charges will not reduce the GV. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMAB Fixed Account.

         At the end of the Guarantee Period, if the Contract Value is less than the GV, the Company will add additional money to the Contract Value equal to the difference between the GV and the Contract Value. This additional amount will be allocated within the Contract based on the current premium allocation for the Contract. The GMAB will be automatically terminated unless a written request for re-election of the GMAB has been received by our Annuity Service Center in good order within 30 days prior to the Contract Anniversary corresponding to the end of the Guarantee Period. If the GMAB is terminated, the GMAB Fixed
         Account value will be transferred to the Fixed Account Options and Investment Divisions based on the current premium allocation for the Contract.

         RE-ELECTION. The GMAB may not be re-elected if any Owner is older than 80 years on the effective date of re-election or if the GMAB is no longer offered. If the GMAB is re-elected, the Contract Value will be rebalanced to meet the current GMAB Fixed Account allocation requirements. The GV will be re-set to equal the Contract Value adjusted for any applicable Excess Interest Adjustment on amounts transferred from Fixed Account Options and a new Guarantee Period will be established. In determining the GV, a negative Excess Interest
         Adjustment associated with any transfer from a Fixed Account Option will reduce the GV as well as the Contract Value. THE GV CAN NEVER BE
         MORE THAN $5 MILLION. The required allocation percentage for the GMAB
         Fixed Account and the GMAB Fixed Account interest rate will be those in effect on the effective date of re-election. The effective date of re-election is the Contract Anniversary corresponding to the end of the previous Guarantee Period.

         TRANSFERS. While the GMAB is in effect, transfers between Investment
         Divisions and Fixed Account Options are still permitted in accordance with your Contract. The Company will automatically transfer amounts to or from the GMAB Fixed Account, as applicable, upon election, re-election, or termination of the GMAB.

         Upon re-election, any amount required to be transferred from the Investment Divisions and/or Fixed Account Options to the GMAB Fixed
         Account will be equal to the required allocation percentage for the GMAB Fixed Account multiplied by the current value of each Investment
         Division and Fixed Account Option, unless the Owner specifies otherwise. The amount applied to the GMAB Fixed Account on transfers from a Fixed Account Option will be adjusted for any applicable Excess
         Interest Adjustment under that option. As a result, after the Excess
         Interest Adjustment, the GMAB Fixed Account value immediately following the transfer may be more or less than the required allocation percentage for the GMAB Fixed Account multiplied by the Contract Value before the Excess Interest Adjustment.

         Transfers to or from the GMAB Fixed Account will not count against your Contract's 15 free transfers provision. The Company will not transfer funds in or out of the GMAB Fixed Account during the Guarantee Period.
         Likewise, you may not elect transfers to or from the GMAB Fixed Account during the Guarantee Period.

         SUBSEQUENT PREMIUMS. If the GMAB is elected on the Contract's Issue
         Date, all premium received within 90 days of the Issue Date will be subject to the required allocation percentage for the GMAB Fixed
         Account determined at issue. All allocations to the GMAB Fixed Account will be added to the same GMAB Fixed Account. In other words, only one
         GMAB Fixed Account will exist on a single Contract at a time. As a result, these subsequent allocations will have the same credited rate and period ending date as the initial Premium. Interest credited in the GMAB Fixed Account on subsequent Premiums is credited daily from the date of receipt.

         The GV will be increased by any subsequent premium payments, net of any applicable premium taxes (subject to a maximum of $5 million). (Please see example 2 in Appendix D for an illustration.)

         No additional premium payments are allowed more than 90 days after the Contract's Issue Date while the GMAB is in effect.

         PARTIAL WITHDRAWALS. Unless you specify otherwise, partial withdrawals
         (including applicable charges and adjustments) will be taken proportionately from the GMAB Fixed Account, Fixed Account Options and
         Investment Divisions. The percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed
         Account value to the Contract Value. Withdrawal Charges and Excess
         Interest Adjustments may apply to withdrawals.


         Partial withdrawals (including Withdrawal Charges and Excess Interest
         Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal. This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, THE PARTIAL WITHDRAWAL MAY REDUCE THE GV BY A
         DOLLAR AMOUNT THAT IS GREATER THAN THE DOLLAR AMOUNT WITHDRAWN. (Please see example 3b in Appendix D for an illustration.) All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.


         While the GMAB is in effect, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB
         Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account.

         SPOUSAL CONTINUATION. If any Owner dies before a Contract with the GMAB is annuitized, the Contract's death benefit is still payable; however, the GMAB terminates without value. Alternatively, the Contract allows a Beneficiary who is a deceased Owner's spouse to continue the Contract, retaining all rights previously held by the Owner. If the spouse continues the Contract and the GMAB endorsement applies to the Contract, the GMAB will continue and no adjustment will be made to the GV at the time of continuation. The Guarantee Period will continue to be based on the original effective date or re-election date, as applicable. Contract Years and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. The spouse may elect to terminate the GMAB upon written request in good order on or after the seventh Contract Anniversary.

         TERMINATION. The GMAB endorsement terminates subject to a prorated GMAB charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges plus or minus any Excess Interest Adjustments and not the GV you would have received under the GMAB at the end of the Guarantee Period. The GMAB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); the date the Contract Value equals zero; the date our Service Center receives a written request in good order from you to terminate the GMAB on or after the seventh Contract Anniversary; or at the end of the Guarantee Period, unless the GMAB is re-elected by you.

         Upon termination of the GMAB either at the end of the Guarantee Period or at the time of your request on or after the seventh Contract
         Anniversary, the GMAB Fixed Account value (adjusted for any applicable
         Excess Interest Adjustment) will be transferred to the Fixed Account
         Options and Investment Divisions based on the current premium allocation for the Contract.

         CONTRACT VALUE IS ZERO. If, while the GMAB is in effect, your Contract
         Value is reduced to zero as the result of the deduction of contract charges, the GV will be paid automatically to you and the GMAB will terminate. In addition, all other rights under your Contract cease, as your Contract and all other optional endorsements will terminate without value. The GV will be paid in a lump sum within 60 days after the termination date.

         ACCUMULATION UNITS. Your Contract Value allocated to the Investment
         Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

         Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

               *    determining   the  total   amount  of  assets  held  in  the
                    particular Investment Division;

               * subtracting any asset-based charges and taxes chargeable under the Contract; and

               *    dividing   this   amount  by  the   number  of   outstanding
                    Accumulation Units.

         Charges deducted through the cancellation of units are not reflected in this computation.

         The value of an Accumulation Unit may go up or down from day to day.
         The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation
         Unit value.

         When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

         You may transfer your Contract Value between and among the Investment
         Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed
         Account must occur prior to the Income Date. Transfers from the Fixed
         Account will be subject to any applicable Excess Interest Adjustment.
         There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the applicable Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

         A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

         RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs.
         Frequent transfers may also dilute the value of shares of an underlying
         Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying
         Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

         Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

               *    limiting the number of transfers over a period of time;

               *    requiring a minimum time period between each transfer;

               * limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

               * limiting the dollar amount that you may transfer at any one time.

         To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment
         Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

         We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular
         U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

         Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.


         Our policies and procedures do not apply to the money market Investment
         Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost
         Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.


         Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other
         Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

         THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our
         Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN).
         You may establish or change your PIN at www.jnl.com.

         WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center.
         Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

         WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock
         Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

         Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

         HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes.
         Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

         OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

         We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

         Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

         You can have access to the money in your Contract:

               *    by making either a partial or complete withdrawal,

               *    by electing the Systematic Withdrawal Program,

               *    by electing a Guaranteed Minimum Withdrawal Benefit, or

               *    by electing to receive income payments.

         Your Beneficiary can have access to the money in your Contract when a death benefit is paid.


         Withdrawals under the Contract may be subject to a withdrawal charge.
         For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess
         Interest Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 19.


         Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.


         Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed
         Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment
         Divisions, Fixed Account Options, GMAB Fixed Account and GMWB Fixed
         Account based on the proportion their respective values bear to the Contract Value. If you are specific in your withdrawal request, please know that, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Similarly, for
         Contracts with the LifeGuard Select GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

         With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining
         Contract Value to less than $100 will be treated as a request for a complete withdrawal. Amounts may not be withdrawn from the Indexed
         Fixed Option until all other amounts under the Contract have been withdrawn. If your Contract contains the GMAB or LifeGuard Select GMWB, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the Fixed
         Account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMAB Fixed Account or the GMWB
         Fixed Account. If you wish your systematic withdrawal to include amounts allocated to the GMAB Fixed Account or the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the Fixed Account, including the GMAB Fixed Account) based on their respective values in relation to the Contract Value.


         If you have an investment adviser who, for a fee, manages your Contract
         Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


         INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY
         WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM
         QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON
         PAGE 19.

         WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment
         Divisions, the Fixed Account and the GMWB Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

                  * TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment
                       Divisions, Fixed Account (excluding amounts in the
                       Indexed Fixed Option) and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

                  * SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions, Fixed
                       Account (excluding amounts in the Indexed Fixed Option) and the GMWB Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

                         *   Heart attack
                         *   Stroke
                         *   Coronary artery surgery
                         *   Life-threatening cancer
                         *   Renal failure or
                         *   Alzheimer's disease; and

                  * EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment
                       Divisions, Fixed Account (excluding amounts in the
                       Indexed Fixed Option) and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.


         You may exercise these benefits once under your Contract.

         OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a three-year withdrawal period with withdrawal charges in contribution years one through three of 7.5%, 6.5% and 5%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three-Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect the Five-Year Withdrawal Charge endorsement or the 20% Additional Free
         Withdrawal endorsement. In addition, the Indexed Fixed Option is not available if you select the Three-Year Withdrawal Charge period.

         PLEASE NOTE:  EFFECTIVE  MAY 1, 2006,  THIS  ENDORSEMENT  IS NO LONGER
         AVAILABLE TO ADD TO A CONTRACT.

         OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions. If you elect the Optional Five-Year Withdrawal Charge Period and the Indexed
         Fixed Option, the withdrawal charge for the Indexed Fixed Option which normally has a 7-year schedule (8.5%, 8%, 7%, 6%, 5%, 4%, 2%) will be modified to a 5-year schedule (8%, 7%, 6%, 4%, 2%, 0%). We reserve the right to restrict the percent of premium that may be allocated to the Indexed Fixed Option.

         The charges for the Five-Year or Three-Year Withdrawal Charge Period options continue for as long as one holds the Contract. The potential benefits of those options normally will persist for no more than four to six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). In the case of some surrenders in the third Contract year, the Five-Year
         Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.

         If you purchased your Contract BETWEEN MARCH 18, 2003 AND AUGUST 17,
         2003, the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

         If you purchased your Contract PRIOR TO MAY 1, 2006, the Five-Year
         Withdrawal Charge Period option could not be elected with the Three-Year Withdrawal Charge Period option.

         20% ADDITIONAL FREE WITHDRAWAL. If you elect the 20% Additional Free
         Withdrawal endorsement, you may withdraw an additional 20% of premiums that are subject to a withdrawal charge (excluding premiums allocated to the Indexed Fixed Option), minus earnings, during a Contract Year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. THIS ENDORSEMENT WILL REPLACE THE 10% ADDITIONAL
         FREE WITHDRAWAL ENDORSEMENT. The 20% Additional Free Withdrawal endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Additional Free
         Withdrawal endorsement provides extra liquidity in any market environment but, when it is elected in combination with any GMWB, taking full advantage of the endorsement may have an adverse effect on the GMWB if the withdrawal exceeds the GAWA, as a withdrawal in excess of the GAWA may always reduce the GAWA and potentially limit the benefits available. IN FACT, ANY TIME YOU USE THE 20% ADDITIONAL FREE
         WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE
         GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS
         DISADVANTAGEOUS. You may NOT elect this option if you elect the 3%, 4% or 5% Contract Enhancement endorsements or if, PRIOR TO MAY 1, 2006, you elected the Three-Year Withdrawal Charge Period option.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed
         Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

         A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

         Payments under the GMWB will first be made from your Contract Value.
         Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce
         Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.


         The Joint For Life GMWB with Annual Step-Up is available only to spouses and differs from the For Life GMWB with Annual Step-Up without the Joint Option, the 5% For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which are available to spouses and unrelated parties) or the For Life GMWB with Bonus, Guaranteed Withdrawal Balance
         Adjustment and Annual Step-Up and enjoys the following advantages:

                 * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life
                       Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life
                       Guaranteed Minimum Withdrawal Benefit With Annual
                       Step-Up" subsection beginning on page 19.)


                 * If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

         The Joint For Life GMWB with Annual Step-Up has a higher charge than the For Life GMWBs without the Joint Option.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS.
         Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the
         Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

         Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.
         Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.


         These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest
         Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB
         For Life (and under the other GMWBs) will terminate when you annuitize.
         To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 19 for further information regarding possible adverse tax consequences of extending the Latest
         Income Date.


         In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits.
         Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.


         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS"). THE
         FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX E
         THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE CALCULATIONS ARE MADE IN
         CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed
         Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY
         HAS A GMWB (ONE GMWB ONLY PER CONTRACT), GUARANTEED MINIMUM INCOME
         BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB).
         Subject to availability, this GMWB may be elected after the GMAB has terminated. We may limit the availability of this optional endorsement.
         Once selected, the 7% GMWB cannot be canceled. If you select the 7%
         GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue
         Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract
         Enhancement will reduce the GWB below the Contract Value. THE GWB CAN
         NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual
         Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB.
         The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess
         Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7%
         GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.


         If the total of your partial withdrawals made in the current Contract
         Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN
         THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE
         THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT
         CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than
         GAWA impact the GAWA differently, depending on when you selected the 7%
         GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period.
         Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               * the GWB prior to the partial withdrawal less the partial withdrawal; or

               *    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               *    the GAWA prior to the partial withdrawal, or

               *    the GWB after the partial withdrawal,

                                       - or -

                  For Contracts to which this endorsement was added ON AND AFTER
                  MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

                  For Contracts to which is endorsement was added BEFORE MAY 2, 2005, 7% of the greater of:

                     1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                     2.      the GWB after the partial withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

         For certain tax-qualified Contracts to which the 7% GMWB is added ON
         AND AFTER JANUARY 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's required minimum distribution (RMD) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.
         Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis.
         But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year
                  (ending June 30) is $10. The RMDs for calendar years 2005 and
                  2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                  2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                  $15. Because the sum of the Owner's withdrawals for the 2006
                  Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN
         WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2),
         HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS
         DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified
                  Contract with a Contract Year that runs from July 1 to June
                  30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next
                  Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD).
                  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS,
         ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC
         FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E,
         PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE
         WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED
         CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY
         SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         STEP-UP. In the event Contract Value is greater than the GWB, the 7%
         GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON
         ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE
         MAXIMUM CHARGES LISTED ABOVE.

                                       -----------------------------------------
                                       The GWB equals Contract Value.
        WITH A STEP-UP -
                                       The GAWA is recalculated, equaling the
                                       greater of:
                                           * 7% of the new GWB; OR
                                           * The GAWA before the Step-Up.
                                       -----------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

              *     For Contracts to which the 7% GMWB was added BEFORE JANUARY
                    17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

         A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION
         WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good
         Order.

         If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal
         Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

         TERMINATION. The 7% GMWB endorsement terminates subject to a prorated
         GMWB Charge assessed for the period since the last quarterly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:


                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.
                  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.


                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND
         "GUARANTEED    MINIMUM    WITHDRAWAL    BENEFIT    IMPORTANT   SPECIAL
         CONSIDERATIONS" BEGINNING ON PAGE 19 FOR ADDITIONAL THINGS TO CONSIDER
         BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER
         HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING
         AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP
         ("AUTOGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE
         EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW
         CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB
         With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL
         STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE
         GMWB ONLY PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR
         THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated.
         We may further limit the availability of this optional endorsement.
         Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract
         Anniversary, and the endorsement will take effect on the Contract
         Anniversary if your request is in Good Order. If you select the 5% GMWB
         With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE
         GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual
         Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB.
         The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA likely will be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


         Withdrawal charges, Contract Enhancement recapture charges, and Excess
         Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5%
         GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.


         If the total of your partial withdrawals made in the current Contract
         Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING
         MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE
         REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING
         THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

         For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions
         (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because
         RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum
         Distribution Calculations" below for more information.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


               * the GWB prior to the partial withdrawal less the partial withdrawal; or

               *    zero.


         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER
         DECEMBER 3, 2007, the GWB is equal to the greater of:

               * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

               *    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER
         DECEMBER 3, 2007, the GAWA is equal to the lesser of:

               * the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess
                    Withdrawal, or

               *    the GWB after the partial withdrawal.

         The Excess Withdrawal is defined to be the lesser of:

               *    the total amount of the current partial withdrawal, or

               * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE
         DECEMBER 3, 2007, the GWB is equal to the lesser of:


               * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.


          If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE
          DECEMBER 3, 2007, the GAWA is equal to the lesser of:


               *    the GAWA prior to the partial withdrawal, or

               *    the GWB after the partial withdrawal, or

               *    5% of the Contract Value after the partial withdrawal,  less
                    any  applicable   recapture   charges  remaining  after  the
                    withdrawal.


         For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.
         Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 19.


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.
         Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis.
         But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract
         Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.
         With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)
         Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year
                  (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                  2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                  $15. Because the sum of the Owner's withdrawals for the 2006
                  Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract
                  Year, the GWB and GAWA would not be adversely recalculated.

         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN
         WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2),
         HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS
         DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified
                  Contract with a Contract Year that runs from July 1 to June
                  30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next
                  Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD).
                  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS,
         ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC
         FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E,
         PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE
         WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED
         CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITH ANNUAL
         STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         STEP-UP. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up.
         Step-Ups occur automatically upon each of the first 12 Contract
         Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A
         STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM
         CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's
         Issue Date. Upon spousal continuation of a Contract without the 5% GMWB
         With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good
         Order.

         TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual
         Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the
         Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.
                  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND
         "GUARANTEED    MINIMUM    WITHDRAWAL    BENEFIT    IMPORTANT   SPECIAL
         CONSIDERATIONS" BEGINNING ON PAGE 19 FOR ADDITIONAL THINGS TO CONSIDER
         BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER
         HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING
         AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual
         Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.
         Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

         6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP
         ("AUTOGUARD 6"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE
         EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW
         CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB
         With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 6% GMWB WITH ANNUAL
         STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE
         GMWB ONLY PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR
         THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated.
         We may further limit the availability of this optional endorsement.
         Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract
         Anniversary, and the endorsement will take effect on the Contract
         Anniversary if your request is in Good Order. If you select the 6% GMWB
         With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE
         GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual
         Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB.
         The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA likely will be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


         Withdrawal charges, Contract Enhancement recapture charges, and Excess
         Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6%
         GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.


         If the total of your partial withdrawals made in the current Contract
         Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING
         MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE
         REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING
         THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

         For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions
         (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because
         RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum
         Distribution Calculations" below for more information.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


               * the GWB prior to the partial withdrawal less the partial withdrawal; or

               *    zero.


         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER
         DECEMBER 3, 2007, the GWB is equal to the greater of:

               * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

               *    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER
         DECEMBER 3, 2007, the GAWA is equal to the lesser of:

               * the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess
                    Withdrawal, or

               *    the GWB after the partial withdrawal.

         The Excess Withdrawal is defined to be the lesser of:

               *    the total amount of the current partial withdrawal, or

               * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE
         DECEMBER 3, 2007, the GWB is equal to the lesser of:


               * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE
         DECEMBER 3, 2007, the GAWA is equal to the lesser of:


               *    the GAWA prior to the partial withdrawal, or

               *    the GWB after the partial withdrawal, or

               *    6% of the Contract Value after the partial withdrawal,  less
                    any  applicable   recapture   charges  remaining  after  the
                    withdrawal.


         For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.
         Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 19.


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.
         Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis.
         But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract
         Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.
         With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)
         Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year
                  (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                  2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                  $15. Because the sum of the Owner's withdrawals for the 2006
                  Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract
                  Year, the GWB and GAWA would not be adversely recalculated.

         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN
         WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2),
         HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS
         DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified
                  Contract with a Contract Year that runs from July 1 to June
                  30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next
                  Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD).
                  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS,
         ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC
         FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E,
         PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE
         WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED
         CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 6% GMWB WITH ANNUAL
         STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         STEP-UP. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up.
         Step-Ups occur automatically upon each of the first 12 Contract
         Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A
         STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM
         CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's
         Issue Date. Upon spousal continuation of a Contract without the 6% GMWB
         With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good
         Order.

         TERMINATION. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual
         Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the
         Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.
                  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND
         "GUARANTEED    MINIMUM    WITHDRAWAL    BENEFIT    IMPORTANT   SPECIAL
         CONSIDERATIONS" BEGINNING ON PAGE 19 FOR ADDITIONAL THINGS TO CONSIDER
         BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER
         HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING
         AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 6% GMWB With Annual
         Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.
         Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD
         5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN
         APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE
         MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A
         CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT),
         GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM
         ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.
         The GWB will not include any Contract Enhancement. The 5% GMWB without
         Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value.
         THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual
         Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one
         Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess
         Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5%
         GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.


         If the total of your partial withdrawals made in the current Contract
         Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN
         THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE
         THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT
         CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period.
         Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               * the GWB prior to the partial withdrawal less the partial withdrawal; or

               *    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal; or

               *    5% of the Contract Value after the partial withdrawal,  less
                    any  applicable   recapture   charges  remaining  after  the
                    withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.


         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.
         Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 19.

         For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description.


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.
         Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis.
         But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years.
         Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.
         With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)
         Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year
                  (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                  2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                  $15. Because the sum of the Owner's withdrawals for the 2006
                  Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract
                  Year, the GWB and GAWA would not be adversely recalculated.

         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN
         WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2),
         HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS
         DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified
                  Contract with a Contract Year that runs from July 1 to June
                  30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next
                  Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD).
                  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS,
         ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC
         FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E,
         PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE
         WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED
         CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT
         STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract
         Anniversary, and the endorsement will take effect on the Contract
         Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract
         Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The
         5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero- whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.
                  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND
         "GUARANTEED    MINIMUM    WITHDRAWAL    BENEFIT    IMPORTANT   SPECIAL
         CONSIDERATIONS" BEGINNING ON PAGE 19 FOR ADDITIONAL THINGS TO CONSIDER
         BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER
         HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING
         AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB without
         Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.
         Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP
         ("LIFEGUARD PROTECTOR"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS
         SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND
         7 FOR THE STEP-UPS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.


         PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER
         AVAILABLE TO ADD TO A CONTRACT.

         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

               *    The Owner's life (the "For Life  Guarantee") if the For Life
                    Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint owners that are spouses, as described below.

                           For the Owner that is a legal entity, the For Life
                           Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life
                           Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract
                           Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed  Withdrawal  Balance  (GWB),  without  regard  to
                    Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT
              TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB
              ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND
              LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract
         Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT
         AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER
         CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED
         MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed
         Annual Withdrawal Amount (GAWA) and for certain tax-qualified
         Contracts, the required minimum distribution (RMD) under the Internal
         Revenue Code. Withdrawals exceeding the limit do not invalidate the For
         Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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                                          --------------------------------------------------------------------

           WHEN THIS GMWB IS ADDED TO THE The GWB equals initial premium net of any applicable premium taxes.
           CONTRACT ON THE ISSUE
           DATE -                         The GAWA equals 5% of the GWB.

                                          --------------------------------------------------------------------


                                          --------------------------------------------------------------------

          WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT        applicable recapture charge on any Contract
          ANNIVERSARY -                   Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE
         GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the applicable recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract
         Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5
         MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.
         (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because
         RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE              *     The GWB before the withdrawal less the withdrawal; OR
         CURRENT CONTRACT YEAR, IS LESS        *     Zero.
         THAN OR EQUAL TO THE GREATER OF
         THE GAWA OR RMD, AS APPLICABLE -   The GAWA:
                                               *     Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN
                                                     effect; OTHERWISE
                                               *     Is recalculated, equaling the lesser of the GAWA
                                                     before the withdrawal, or the GWB after the
                                                     withdrawal.
                                           ------------------------------------------------------------------


         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below).
         In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the lesser of:
         PRIOR WITHDRAWALS IN THE              *     Contract Value after the withdrawal less any recapture
         CURRENT CONTRACT YEAR, EXCEEDS              charge on any Contract Enhancement; OR
         THE GREATER OF THE GAWA OR RMD,       *     The greater of the GWB before the withdrawal less the
         AS APPLICABLE -                             withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                               *     5% of the Contract Value after the withdrawal less the
                                                     recapture charge on any Contract Enhancement; OR
                                               *     The greater of 5% of the GWB after the withdrawal, or
                                                     zero.
                                           ------------------------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page
         17. Withdrawals may be subject to a recapture charge on any Contract
         Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.
         They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 19.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006
                   Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                   2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   $15. Because the sum of the Owner's withdrawals for the 2006
                   Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR
              IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70
              1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT
              CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE
              EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified
                   Contract with a Contract Year that runs from July 1 to June
                   30.

                   If the  Owner  delays  taking  his  first RMD (the 2005 RMD)
                   until March 30, 2006,  he may still take the 2006 RMD before the  next  Contract  Year  begins,  June  30,  2006  without exposing  the GWB and  GAWA to the  possibility  of  adverse recalculation. However, if he takes his second RMD (the 2006
                   RMD)  after  June 30,  2006,  he should  wait until the next
                   Contract  Year begins  (that is after June 30, 2007) to take his  third  RMD (the  2007  RMD).  Because,  except  for the calendar  year in which  RMDs  begin,  taking  two RMDs in a single  Contract  Year  could  cause  the GWB and GAWA to be
                   adversely   recalculated  (if  the  two  RMDs  exceeded  the
                   applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS,
              ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC
              FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX
              E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE
              REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR
              TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS
              GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

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                                          -------------------------------------------------------------------

         WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by the
         PAYMENT ON THE CONTRACT -        amount of the premium net of any applicable
                                          premium taxes.

                                          The GAWA is also recalculated, increasing by:
                                             * 5% of the premium net of any applicable premium
                                               taxes; OR
                                             * 5% of the increase in the GWB - IF THE MAXIMUM GWB IS
                                               HIT.
                                          -------------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.
         We also reserve the right to refuse subsequent premium payments. THE
         GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON
         ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE
         MAXIMUM CHARGES LISTED ABOVE.

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                                          -------------------------------------------------------------------

        WITH A STEP-UP -                  The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the greater of:
                                             * 5% of the new GWB; OR
                                             * The GAWA before the Step-Up.
                                          -------------------------------------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract
         Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5
         MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE
         GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

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                                          -------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -            * The GWB before the payment less the payment; OR
                                             * Zero.

                                          The GAWA:
                                             *   Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                                 effect; OTHERWISE
                                             *   Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                          -------------------------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first
         Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 *     Continue the Contract WITH this GMWB - so long as
                       Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal
                       Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is void.

                            * Only the GWB is payable while there is value to it (until depleted).

                            * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY
                       TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 19.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life
                  Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint
                  Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY
                  APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL
                  BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH
                  CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE
                  LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.
                  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND
         "GUARANTEED    MINIMUM    WITHDRAWAL    BENEFIT    IMPORTANT   SPECIAL
         CONSIDERATIONS" BEGINNING ON PAGE 19 FOR ADDITIONAL THINGS TO CONSIDER
         BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER
         HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING
         AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for
         Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL
         STEP-UP ("LIFEGUARD ADVANTAGE"). THE FOLLOWING DESCRIPTION OF THIS GMWB
         IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6
         AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE
         FOR LIFE GUARANTEES. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


             *     The Owner's life (the "For Life Guarantee") if the For Life
                   Guarantee is in effect;

                      The For Life Guarantee is based on the life of the first
                      Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).


                      The For Life Guarantee becomes effective on the Contract
                      Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday). If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For
                      Life Guarantee is effective when this GMWB is added to the Contract.

                      If this GMWB was added to your Contract PRIOR TO DECEMBER
                      3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest
                      Owner's 65th birthday). If the Owner (or oldest Owner) is
                      65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.


                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract
                      Value is reduced to zero.

              OR

             *     Until all withdrawals under the Contract equal the Guaranteed
                   Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

             * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO
         MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB,
         INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S
         TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract
         Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT
         AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER
         CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED
         MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed
         Annual Withdrawal Amount (GAWA) and for certain tax-qualified
         Contracts, the required minimum distribution (RMD) under the Internal
         Revenue Code. Withdrawals exceeding the limit do not invalidate the For
         Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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                                          --------------------------------------------------------------------
           WHEN THIS GMWB IS ADDED TO THE
           CONTRACT ON THE ISSUE          The GWB equals initial premium net of any applicable premium taxes.
           DATE -
                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------------------------------------

                                          --------------------------------------------------------------------

          WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT        applicable recapture charge on any Contract
          ANNIVERSARY -                   Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------------------------------------

         PLEASE NOTE:  AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE
         GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the applicable recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract
         Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5
         MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because
         RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE              *    The GWB before the withdrawal less the withdrawal; OR
         CURRENT CONTRACT YEAR, IS LESS        *    Zero.
         THAN OR EQUAL TO THE GREATER OF
         THE GAWA OR RMD, AS APPLICABLE -  The GAWA:
                                               *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT;
                                                    OTHERWISE
                                               *    Is recalculated, equaling the lesser of the GAWA
                                                    before the withdrawal, or the GWB after the
                                                    withdrawal.
                                           ------------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below).
         In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE CURRENT      *   The GWB prior to the partial
         CONTRACT YEAR, EXCEEDS THE                withdrawal, first reduced
         GREATER OF THE GAWA OR RMD, AS            dollar-for-dollar for any
         APPLICABLE, AND THIS ENDORSEMENT          portion of the partial
         WAS ADDED TO YOUR CONTRACT ON OR          withdrawal not defined as an
         AFTER DECEMBER 3, 2007 -                  Excess Withdrawal (see
                                                   below), then reduced in the
                                                   same proportion that the
                                                   Contract Value is reduced by
                                                   the Excess Withdrawal; OR

                                                 * Zero.

                                           The GAWA is recalculated as follows:
                                               *   If the For Life Guarantee is
                                                   in force, the GAWA prior to
                                                   the partial withdrawal is
                                                   reduced in the same
                                                   proportion that the Contract
                                                   Value is reduced by the
                                                   Excess Withdrawal.
                                               *   If the For Life Guarantee
                                                   is not in force, the GAWA is
                                                   equal to the lesser of:

                                                   o    The GAWA prior to the partial withdrawal
                                                        reduced in the same  proportion
                                                        that the Contract Value is reduced by the
                                                        Excess Withdrawal, OR

                                                   o    The GWB after the withdrawal.
                                           ------------------------------------------------------------------

         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, OR

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS           ALL The GWB is recalculated, equaling the lesser of:
         PRIOR WITHDRAWALS IN THE CURRENT      *   Contract Value after the withdrawal less any recapture
         CONTRACT YEAR, EXCEEDS THE                charge on any Contract Enhancement; OR
         GREATER OF THE GAWA OR RMD, AS        *   The greater of the GWB before the withdrawal less the
         APPLICABLE, AND THIS ENDORSEMENT          withdrawal, or zero.
         WAS ADDED TO YOUR CONTRACT BEFORE
         DECEMBER 3, 2007 -                The GAWA is recalculated, equaling the lesser of:
                                               *   5% of the Contract Value after the withdrawal less the
                                                   recapture charge on any Contract Enhancement; OR
                                               *   The greater of 5% of the GWB after the withdrawal, or
                                                   zero.
                                           ------------------------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GWMB FIXED ACCOUNT" beginning on page
         17. Withdrawals may be subject to a recapture charge on any Contract
         Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.
         They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 19.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006
                   Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                   2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   $15. Because the sum of the Owner's withdrawals for the 2006
                   Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR
              IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70
              1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT
              CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE
              EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified
                   Contract with a Contract Year that runs from July 1 to June
                   30.

                   If the  Owner  delays  taking  his  first RMD (the 2005 RMD)
                   until March 30, 2006,  he may still take the 2006 RMD before the  next  Contract  Year  begins,  June  30,  2006  without exposing  the GWB and  GAWA to the  possibility  of  adverse recalculation. However, if he takes his second RMD (the 2006
                   RMD)  after  June 30,  2006,  he should  wait until the next
                   Contract  Year begins  (that is after June 30, 2007) to take his  third  RMD (the  2007  RMD).  Because,  except  for the calendar  year in which  RMDs  begin,  taking  two RMDs in a single  Contract  Year  could  cause  the GWB and GAWA to be
                   adversely   recalculated  (if  the  two  RMDs  exceeded  the
                   applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS,
              ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC
              FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX
              E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE
              REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR
              TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS
              GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

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                                         --------------------------------------------------------------------

           WITH EACH SUBSEQUENT PREMIUM  The GWB is recalculated, increasing by the amount of the premium
           PAYMENT ON THE CONTRACT -     net of any applicable premium taxes.

                                         The GAWA is also recalculated, increasing by:
                                              * 5% of the premium net of any applicable premium taxes; OR
                                              * 5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
                                         --------------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.
         We also reserve the right to refuse subsequent premium payments. THE
         GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON
         ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE
         MAXIMUM CHARGES LISTED ABOVE.

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                                         --------------------------------------------------------------------

           WITH A STEP-UP -              The GWB equals Contract Value.

                                         The  GAWA is recalculated, equaling the greater of:
                                              * 5% of the new GWB; OR
                                              * The GAWA before the Step-Up.
                                         --------------------------------------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract
         Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5
         MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE
         GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

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                                           ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -             *   The GWB before the payment less the payment; OR
                                              *   Zero.

                                           The GAWA:
                                              *   Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE
                                              *   Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                           ------------------------------------------------------------------


         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is
                              void.

                            * Only the GWB is payable while there is value to it
                              (until depleted).

                            * Step-Ups will continue automatically or as
                              permitted; otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be based
                              on the Contract's Issue Date.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 19.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 19 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

           ---------------------------------------------------------------------

           The bonus equals 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

               * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

               * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                            * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                            * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

               * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

               * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

           THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

           The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

               * The tenth Contract Anniversary after the effective date of the endorsement;

               * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

               *    The date Contract Value is zero.

           Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

           The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

               * The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) of the Bonus Base.

               * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

           Applying the bonus to the GWB does not affect the Bonus Base.
           ---------------------------------------------------------------------


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

               * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

               * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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                                          --------------------------------------------------------------------

           WHEN THIS GMWB IS ADDED TO THE The GWB equals initial premium net of any applicable premium taxes.
           CONTRACT ON THE ISSUE
           DATE -                         The GAWA equals 5% of the GWB.
                                          --------------------------------------------------------------------

                                          --------------------------------------------------------------------

          WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the applicable recapture charge
          CONTRACT ON ANY CONTRACT        on any Contract Enhancement.
          ANNIVERSARY -
                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the applicable recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE             *    The GWB before the withdrawal less the withdrawal; OR
         CURRENT CONTRACT YEAR, IS LESS       *    Zero.
         THAN OR EQUAL TO THE GREATER OF
         THE GAWA OR RMD, AS               The GAWA:
         APPLICABLE -                         *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT;
                                                   OTHERWISE
                                              *    Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
                                           ------------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the lesser of:
         PRIOR WITHDRAWALS IN THE             *   Contract Value after the withdrawal less any recapture
         CURRENT CONTRACT YEAR, EXCEEDS           charge on any Contract Enhancement; OR
         THE GREATER OF THE GAWA OR RMD,      *   The greater of the GWB before the withdrawal less the
         AS APPLICABLE -                          withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                              *   5% of the Contract Value after the withdrawal less the
                                                  recapture charge on any Contract Enhancement; OR
                                              *   The greater of 5% of the GWB after the withdrawal, or
                                                  zero.
                                           ------------------------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page
         17. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 19.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006
                   RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

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                                         --------------------------------------------------------------------

           WITH EACH SUBSEQUENT PREMIUM  The GWB is recalculated, increasing by the amount of the premium
           PAYMENT ON THE CONTRACT -     net of any applicable premium taxes.

                                         The GAWA is also recalculated, increasing by:
                                              * 5% of the premium net of any applicable premium taxes; OR
                                              * 5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
                                         --------------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

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                                         --------------------------------------------------------------------

           WITH A STEP-UP -              The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the greater of:
                                              * 5% of the new GWB; OR
                                              * The GAWA before the Step-Up.
                                         --------------------------------------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

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                                           ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -             * The GWB before the payment less the payment; OR
                                              * Zero.

                                           The GAWA:
                                              *   Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE
                                              *   Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                           ------------------------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first
         Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 *     Continue the Contract WITH this GMWB - so long as
                       Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal
                       Beneficiary's election to continue the Contract in Good
                       Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is
                              void.

                            * Only the GWB is payable while there is value to it
                              (until depleted).

                            * The Beneficiary is also allowed a Step-Up. The
                              Step-Up may only be elected on the first
                              Contract Anniversary on or after the
                              Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be
                              based on the Contract's Issue Date.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY
                       TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 19.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life
                  Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint
                  Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY
                  APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL
                  BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH
                  CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE
                  LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.
                  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND
         "GUARANTEED    MINIMUM    WITHDRAWAL    BENEFIT    IMPORTANT   SPECIAL
         CONSIDERATIONS" BEGINNING ON PAGE 19 FOR ADDITIONAL THINGS TO CONSIDER
         BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER
         HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING
         AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for
         Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base
         (defined below). The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                    * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                    *    WITH A WITHDRAWAL,  if that  withdrawal,  and all prior
                         withdrawals in the current  Contract Year,  exceeds the
                         greater of the GAWA and the RMD,  as  applicable,  then
                         the Bonus  Base is set to the  lesser of the GWB after,
                         and the Bonus Base before,  the withdrawal.  Otherwise,
                         there  is  no   adjustment   to  the  Bonus  Base  with
                         withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified
                                 Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period").
              The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;

                    * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL
         STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION"). THE DESCRIPTION OF
         THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY
         EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE
         GUARANTEE.


         PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS  ENDORSEMENT IS NO LONGER
         AVAILABLE TO ADD TO A CONTRACT.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified
         Contract, the election of this GMWB requires the Owner and primary
         Beneficiary to be spouses (as defined in the Internal Revenue Code).
         The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal
         Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary;
         however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new
         Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase
         (i.e., before the Income Date) for the longer of:

               *    The lifetime of the last  surviving  Covered Life if the For
                    Life Guarantee is in effect;

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life
                           Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract
                           Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed  Withdrawal  Balance  (GWB),  without  regard  to
                    Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO
         MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE
         SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT
         ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

         This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.
         To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract
         Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS
         A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT
         (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For
         Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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                                          --------------------------------------------------------------------

         WHEN THIS GMWB IS ADDED TO       The GWB equals initial premium net of any applicable premium taxes.
         THE CONTRACT ON THE ISSUE DATE -
                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------------------------------------

                                          --------------------------------------------------------------------

         WHEN THIS GMWB IS ADDED TO       The GWB equals Contract Value less the applicable recapture charge
         THE CONTRACT ON ANY CONTRACT     on any Contract Enhancement.
         ANNIVERSARY -
                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE
         GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the applicable recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract
         Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5
         MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.
         (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because
         RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE              * The GWB before the withdrawal less the withdrawal; OR
         CURRENT CONTRACT YEAR, IS LESS        * Zero.
         THAN OR EQUAL TO THE GREATER OF
         THE GAWA OR RMD, AS APPLICABLE -  The GAWA:
                                               *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT;
                                                    OTHERWISE
                                               *    Is recalculated, equaling the lesser of the GAWA
                                                    before the withdrawal, or the GWB after the withdrawal.
                                           ------------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below).
         In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the lesser of:
         PRIOR WITHDRAWALS IN THE              *    Contract Value after the withdrawal less any recapture
         CURRENT CONTRACT YEAR, EXCEEDS             charge on any Contract Enhancement; OR
         THE GREATER OF THE GAWA OR RMD,       *    The greater of the GWB before the withdrawal less
         AS APPLICABLE -                            the withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                               *    5% of the Contract Value after the withdrawal less any
                                                    recapture charge on any Contract Enhancement; OR
                                               *    The greater of 5% of the GWB after the withdrawal, or
                                                    zero.
                                           ------------------------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page
         17. Withdrawals may be subject to a recapture charge on any Contract
         Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.
         They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 19.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006
                   Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                   2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   $15. Because the sum of the Owner's withdrawals for the 2006
                   Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR
              IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70
              1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT
              CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE
              EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified
                   Contract with a Contract Year that runs from July 1 to June
                   30.

                   If the  Owner  delays  taking  his  first RMD (the 2005 RMD)
                   until March 30, 2006,  he may still take the 2006 RMD before the  next  Contract  Year  begins,  June  30,  2006  without exposing  the GWB and  GAWA to the  possibility  of  adverse recalculation. However, if he takes his second RMD (the 2006
                   RMD)  after  June 30,  2006,  he should  wait until the next
                   Contract  Year begins  (that is after June 30, 2007) to take his  third  RMD (the  2007  RMD).  Because,  except  for the calendar  year in which  RMDs  begin,  taking  two RMDs in a single  Contract  Year  could  cause  the GWB and GAWA to be
                   adversely   recalculated  (if  the  two  RMDs  exceeded  the
                   applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS,
              ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC
              FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX
              E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE
              REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR
              TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS
              GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

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                                         --------------------------------------------------------------------

          WITH EACH SUBSEQUENT PREMIUM   The GWB is recalculated, increasing by the amount of the premium
          PAYMENT ON THE CONTRACT -      net of any applicable premium taxes.

                                         The GAWA is also recalculated, increasing by:
                                              * 5% of the premium net of any applicable premium taxes; OR
                                              * 5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
                                         --------------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.
         We also reserve the right to refuse subsequent premium payments. THE
         GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON
         ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE
         MAXIMUM CHARGES LISTED ABOVE.

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                                          -----------------------------------------------------------------

          WITH A STEP-UP -                The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the greater of:
                                              * 5% of the new GWB; OR
                                              * The GAWA before the Step-Up.
                                          -----------------------------------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract
         Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5
         MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 19 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB
         With Annual Step-Up benefit.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE
         GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

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                                           ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -             * The GWB before the payment less the payment; OR
                                              * Zero.

                                           The GAWA:
                                              *   Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE
                                              *   Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                           ------------------------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint
         Owner's) death, the surviving spousal Beneficiary may elect to:

               *    Continue the  Contract  WITH this GMWB - so long as Contract
                    Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original
                               Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

                               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                            * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                            *  A new joint Owner may not be added in a
                               non-qualified Contract if a surviving spouse continues the Contract.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

               *    Continue the Contract WITHOUT this GMWB (GMWB is terminated)
                    if this GMWB was added to the  Contract  ON JANUARY 16, 2007
                    OR LATER and if the surviving  spouse is not a Covered Life.
                    Thereafter,   no  GMWB  charge  will  be  assessed.  If  the
                    surviving  spouse is a Covered Life, the Contract  cannot be continued without this GMWB.

               *    Add another GMWB to the Contract on any Contract Anniversary
                    after  the  Continuation   Date,   subject  to  the  spousal
                    Beneficiary's  eligibility,  and provided that this GMWB was terminated on the Continuation Date.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 19.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

               * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

               *    The  Continuation  Date on a Contract in which this GMWB was
                    added  ON  JANUARY  16,  2007  OR  LATER,   if  the  spousal
                    Beneficiary,  who is not a Covered Life,  elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the
                  For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving
                  Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income
                  Option if both Covered Lives die before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY
                  APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL
                  BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE
                  IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND
                  THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.
                  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND
         "GUARANTEED    MINIMUM    WITHDRAWAL    BENEFIT    IMPORTANT   SPECIAL
         CONSIDERATIONS" BEGINNING ON PAGE 19 FOR ADDITIONAL THINGS TO CONSIDER
         BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER
         HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING
         AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for
         Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND
         FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION"). THE
         DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E,
         PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS
         AND EXAMPLES 9 AND 10 FOR THE FOR LIFE GUARANTEES.


         PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER
         AVAILABLE TO ADD TO A CONTRACT.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified
         Contract, the election of this GMWB requires the Owner and primary
         Beneficiary to be spouses (as defined in the Internal Revenue Code).
         The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal
         Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary;
         however, that Beneficiary is also not considered a Covered Life.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase
         (i.e., before the Income Date) for the longer of:

               *    The lifetime of the last  surviving  Covered Life if the For
                    Life Guarantee is in effect;

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life
                           Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract
                           Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed  Withdrawal  Balance  (GWB),  without  regard  to
                    Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO
         MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE
         SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT
         ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

         This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.
         To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract
         Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS
         A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT
         (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For
         Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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                                          --------------------------------------------------------------------

           WHEN THIS GMWB IS ADDED TO THE The GWB equals initial premium net of any applicable premium taxes.
           CONTRACT ON THE ISSUE DATE -
                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------------------------------------

                                          --------------------------------------------------------------------

          WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the applicable recapture charge
          CONTRACT ON ANY CONTRACT        on any Contract Enhancement.
          ANNIVERSARY -
                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------------------------------------

         PLEASE NOTE:  AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE
         GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the applicable recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract
         Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5
         MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.
         (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because
         RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE              * The GWB before the withdrawal less the withdrawal; OR
         CURRENT CONTRACT YEAR, IS LESS        * Zero.
         THAN OR EQUAL TO THE GREATER OF
         THE GAWA OR RMD, AS APPLICABLE -  The GAWA:
                                               *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT;
                                                    OTHERWISE
                                               *    Is recalculated, equaling the lesser of the GAWA
                                                    before the withdrawal, or the GWB after the withdrawal.
                                           ------------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below).
         In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the lesser of:
         PRIOR WITHDRAWALS IN THE              *    Contract Value after the withdrawal less any recapture
         CURRENT CONTRACT YEAR, EXCEEDS             charge on any Contract Enhancement; OR
         THE GREATER OF THE GAWA OR RMD,       *    The greater of the GWB before the withdrawal less
         AS APPLICABLE -                            the withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                               *    5% of the Contract Value after the withdrawal less any
                                                    recapture charge on any Contract Enhancement; OR
                                               *    The greater of 5% of the GWB after the withdrawal, or
                                                    zero.
                                           ------------------------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page
         17. Withdrawals may be subject to a recapture charge on any Contract
         Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.
         They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 19.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006
                   Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                   2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   $15. Because the sum of the Owner's withdrawals for the 2006
                   Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR
              IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70
              1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT
              CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE
              EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified
                   Contract with a Contract Year that runs from July 1 to June
                   30.

                   If the  Owner  delays  taking  his  first RMD (the 2005 RMD)
                   until March 30, 2006,  he may still take the 2006 RMD before the  next  Contract  Year  begins,  June  30,  2006  without exposing  the GWB and  GAWA to the  possibility  of  adverse recalculation. However, if he takes his second RMD (the 2006
                   RMD)  after  June 30,  2006,  he should  wait until the next
                   Contract  Year begins  (that is after June 30, 2007) to take his  third  RMD (the  2007  RMD).  Because,  except  for the calendar  year in which  RMDs  begin,  taking  two RMDs in a single  Contract  Year  could  cause  the GWB and GAWA to be
                   adversely   recalculated  (if  the  two  RMDs  exceeded  the
                   applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS,
              ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC
              FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX
              E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE
              REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR
              TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS
              GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

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                                         --------------------------------------------------------------------

         WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the amount of the premium
         PAYMENT ON THE CONTRACT -       net of any applicable premium taxes.

                                         The GAWA is also recalculated, increasing by:
                                              * 5% of the premium net of any applicable premium taxes; OR
                                              * 5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
                                         --------------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.
         We also reserve the right to refuse subsequent premium payments. THE
         GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON
         ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE
         MAXIMUM CHARGES LISTED ABOVE.

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                                         --------------------------------------------------------------------

         WITH A STEP-UP -                The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the greater of:
                                              * 5% of the new GWB; OR
                                              * The GAWA before the Step-Up.
                                         --------------------------------------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract
         Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract
         Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER
         BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 19 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB
         With Bonus and Five-Year Step-Up benefit.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE
         GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

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                                           ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -             * The GWB before the payment less the payment; OR
                                              * Zero.

                                           The GAWA:
                                              *   Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE
                                              *   Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                           ------------------------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint
         Owner's) death, the surviving spousal Beneficiary may elect to:

               *    Continue the  Contract  WITH this GMWB - so long as Contract
                    Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                    *    If the  surviving  spouse is a Covered Life and the For
                         Life Guarantee is already in effect,  then the For Life
                         Guarantee   remains   effective   on  and   after   the
                         Continuation  Date.  If the For Life  Guarantee  is not
                         already in effect and the surviving spouse is a Covered
                         Life, the For Life Guarantee  becomes  effective on the
                         Contract  Anniversary on or  immediately  following the
                         youngest original Covered Life's 65th birthday, and the
                         above  rules  for the For  Life  Guarantee  apply.  The
                         effective date of the For Life Guarantee will be set on
                         the effective date of the endorsement.

                         If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.
                         However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life
                                Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            *   The spouse may elect to step-up the Contract
                                Value on the first Contract Anniversary on or immediately following the Continuation Date;
                                otherwise the above rules for Step-Up apply.

                            * Bonuses will continue to apply according to the rules below for Bonuses.

                            * Contract Anniversaries and Contract Years will continue to be based on the original Contract's
                                Issue Date.

                            *   A new joint Owner may not be added in a
                                non-qualified Contract if a surviving spouse continues the Contract.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

               *    Continue the Contract WITHOUT this GMWB (GMWB is terminated)
                    if this GMWB was added to the  Contract  ON JANUARY 16, 2007
                    OR LATER and if the surviving  spouse is not a Covered Life.
                    Thereafter,   no  GMWB  charge  will  be  assessed.  If  the
                    surviving  spouse is a Covered Life, the Contract  cannot be continued without this GMWB.

               *    Add another GMWB to the Contract on any Contract Anniversary
                    after  the  Continuation   Date,   subject  to  the  spousal
                    Beneficiary's  eligibility,  and provided that this GMWB was terminated on the Continuation Date.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 19.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

               * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

               *    The  Continuation  Date on a Contract in which this GMWB was
                    added  ON  JANUARY  16,  2007  OR  LATER,   if  the  spousal
                    Beneficiary,  who is not a Covered Life,  elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the
                  For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving
                  Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income
                  Option if both Covered Lives die before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY
                  APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL
                  BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE
                  IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND
                  THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.
                  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND
         "GUARANTEED    MINIMUM    WITHDRAWAL    BENEFIT    IMPORTANT   SPECIAL
         CONSIDERATIONS" BEGINNING ON PAGE 19 FOR ADDITIONAL THINGS TO CONSIDER
         BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER
         HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING
         AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for
         Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base
         (defined below). The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                    * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                    * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.
                         Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period").
              The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;

                    * The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or

                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP
         ("LIFEGUARD ASCENT"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS
         SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR
         THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS.
         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


               *    The Owner's life (the "For Life  Guarantee") if the For Life
                    Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                           For the Owner that is a legal entity, the For Life
                           Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract
                           Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed  Withdrawal  Balance  (GWB),  without  regard  to
                    Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT
              TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB
              ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND
              LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract
         Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT
         AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER
         CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED
         MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed
         Annual Withdrawal Amount (GAWA) and for certain tax-qualified
         Contracts, the required minimum distribution (RMD) under the Internal
         Revenue Code. Withdrawals exceeding the limit do not invalidate the For
         Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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                                          --------------------------------------------------------------------

           WHEN THIS GMWB IS ADDED TO THE The GWB equals initial premium net of any applicable premium taxes.
           CONTRACT ON THE ISSUE
           DATE -                         The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Issue Date.
                                          --------------------------------------------------------------------

                                          --------------------------------------------------------------------

          WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the recapture charge on any
          CONTRACT ON ANY CONTRACT        Contract Enhancement.
          ANNIVERSARY -
                                          The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Anniversary
                                          on which the endorsement is added.
                                          --------------------------------------------------------------------


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract
         Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION
         (including upon Step-Up), and the GWB is reduced by each withdrawal.


         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void.
         However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. THE GAWA
         PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 59                  4%
                                      60 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified
         Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because
         RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE              * The GWB before the withdrawal less the withdrawal; OR
         CURRENT CONTRACT YEAR, IS LESS        * Zero.
         THAN OR EQUAL TO THE GREATER OF
         THE GAWA OR RMD, AS APPLICABLE -  The GAWA:
                                               *   Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT;
                                                   OTHERWISE
                                               *   Is recalculated, equaling the lesser of the GAWA before
                                                   the withdrawal, or the GWB after the withdrawal.
                                           ------------------------------------------------------------------


         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below).
         In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE CURRENT      *   The GWB prior to the partial
         CONTRACT YEAR, EXCEEDS THE                withdrawal, first reduced
         GREATER OF THE GAWA OR RMD, AS            dollar-for-dollar for any
         APPLICABLE, AND THIS ENDORSEMENT          portion of the partial
         WAS ADDED TO YOUR CONTRACT ON OR          withdrawal not defined as an
         AFTER DECEMBER 3, 2007 -                  Excess Withdrawal (see
                                                   below), then reduced in the
                                                   same proportion that the
                                                   Contract Value is reduced by
                                                   the Excess Withdrawal; OR
                                               *   Zero.

                                           The GAWA is recalculated as follows:
                                               *   If the For Life Guarantee is
                                                   in force, the GAWA prior to
                                                   the partial withdrawal is
                                                   reduced in the same
                                                   proportion that the Contract
                                                   Value is reduced by the
                                                   Excess Withdrawal.
                                               *   If the For Life Guarantee is
                                                   not in force, the GAWA is
                                                   equal to the lesser of:

                                                   o The GAWA prior to the partial withdrawal
                                                     reduced in the same proportion that the
                                                     Contract Value is reduced by the Excess
                                                     Withdrawal, OR
                                                   o The GWB after the withdrawal.

                                           ------------------------------------------------------------------

         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, or

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the lesser of:
         PRIOR WITHDRAWALS IN THE CURRENT      *   Contract Value after the withdrawal less any recapture
         CONTRACT YEAR, EXCEEDS THE                charge on any Contract Enhancement; OR
         GREATER OF THE GAWA OR RMD, AS        *   The greater of the GWB before the withdrawal less the
         APPLICABLE, AND THIS ENDORSEMENT          withdrawal, or zero.
         WAS ADDED TO YOUR CONTRACT BEFORE
         DECEMBER 3, 2007 -                The GAWA is recalculated, equaling the lesser of:
                                               *   The GAWA percentage multiplied by the Contract Value
                                                   after the withdrawal less the recapture charge on any
                                                   Contract Enhancement; OR
                                               *   The GAWA percentage multiplied by the GWB after
                                                   the withdrawal.
                                           ------------------------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page
         17. Withdrawals may be subject to a recapture charge on any Contract
         Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.
         They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 19.

         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006
                   Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                   2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   $15. Because the sum of the Owner's withdrawals for the 2006
                   Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR
              IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70
              1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT
              CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE
              EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified
                   Contract with a Contract Year that runs from July 1 to June
                   30.

                   If the  Owner  delays  taking  his  first RMD (the 2005 RMD)
                   until March 30, 2006,  he may still take the 2006 RMD before the  next  Contract  Year  begins,  June  30,  2006  without exposing  the GWB and  GAWA to the  possibility  of  adverse recalculation. However, if he takes his second RMD (the 2006
                   RMD)  after  June 30,  2006,  he should  wait until the next
                   Contract  Year begins  (that is after June 30, 2007) to take his  third  RMD (the  2007  RMD).  Because,  except  for the calendar  year in which  RMDs  begin,  taking  two RMDs in a single  Contract  Year  could  cause  the GWB and GAWA to be
                   adversely   recalculated  (if  the  two  RMDs  exceeded  the
                   applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS,
              ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC
              FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX
              E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE
              REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR
              TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS
              GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

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                                          -------------------------------------------------------------------

         WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by the amount of the premium
         PAYMENT ON THE CONTRACT -        net of any applicable premium taxes.

                                          If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
                                             *   The GAWA percentage multiplied by the subsequent premium
                                                 payment net of any applicable premium taxes; OR
                                             *   The GAWA percentage multiplied by the increase in the GWB - IF
                                                 THE MAXIMUM GWB IS HIT.
                                          -------------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.
         We also reserve the right to refuse subsequent premium payments. THE
         GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON
         ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE
         MAXIMUM CHARGES LISTED ABOVE.

         In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit
         Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.
         Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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                                 ----------------------------------------------------------------------------

        WITH A STEP-UP -         The GWB equals Contract Value (subject to a $5 million maximum).

                                 If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.
                                      *  If there are joint Owners, the GAWA
                                         percentage is recalculated based on the
                                         oldest joint Owner.
                                      *  The GAWA percentage will not be
                                         recalculated upon step-ups following
                                         Spousal Continuation.

                                 If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
                                      * The GAWA percentage multiplied by the new GWB, OR
                                      * The GAWA prior to Step-Up.
                                 ----------------------------------------------------------------------------

         PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time of the first payment.

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                                          -------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -            * The GWB before the payment less the payment; OR
                                             * Zero.

                                          The GAWA:
                                             *   Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                                 effect; OTHERWISE
                                             *   Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                          -------------------------------------------------------------------

         Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is void.

                            * Only the GWB is payable while there is value to it (until depleted).

                            * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            *    If the GAWA percentage has not yet been
                                 determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 19.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 19 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

               * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT
         (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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                                          --------------------------------------------------------------------

         WHEN THIS GMWB IS ADDED TO       The GWB equals initial premium net of any applicable premium taxes.
         THE CONTRACT ON THE ISSUE DATE -
                                          The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

                                          The For Life Guarantee becomes effective on the Contract Issue Date.
                                          --------------------------------------------------------------------

                                          --------------------------------------------------------------------

         WHEN THIS GMWB IS ADDED TO       The GWB equals Contract Value less the recapture charge on any
         THE CONTRACT ON ANY CONTRACT     Contract Enhancement.
         ANNIVERSARY -

                                          The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

                                          The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
                                          --------------------------------------------------------------------


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 59                  4%
                                      60 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE              * The GWB before the withdrawal less the withdrawal; OR
         CURRENT CONTRACT YEAR, IS LESS        * Zero.
         THAN OR EQUAL TO THE GREATER OF
         THE GAWA OR RMD, AS APPLICABLE -  The GAWA:
                                               *   Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT;
                                                   OTHERWISE
                                               *   Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
                                           ------------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE CURRENT      *   The GWB prior to the partial
         CONTRACT YEAR, EXCEEDS THE                withdrawal, first reduced
         GREATER OF THE GAWA OR RMD, AS            dollar-for-dollar for any
         APPLICABLE, AND THIS ENDORSEMENT          portion of the partial
         WAS ADDED TO YOUR CONTRACT ON OR          withdrawal not defined as an
         AFTER DECEMBER 3, 2007 -                  Excess Withdrawal (see
                                                   below), then reduced in the
                                                   same proportion that the
                                                   Contract Value is reduced by
                                                   the Excess Withdrawal; OR
                                               *   Zero.

                                           The GAWA is recalculated as follows:
                                               *   If the For Life Guarantee is
                                                   in force, the GAWA prior to
                                                   the partial withdrawal is
                                                   reduced in the same
                                                   proportion that the Contract
                                                   Value is reduced by the
                                                   Excess Withdrawal.
                                               *   If the For Life Guarantee is
                                                   not in force, the GAWA is
                                                   equal to the lesser of:

                                                   o The GAWA prior to the partial withdrawal
                                                     reduced in the same proportion that the
                                                     Contract Value is reduced by the Excess
                                                     Withdrawal, OR
                                                   o The GWB after the withdrawal.
                                           ------------------------------------------------------------------

         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, or

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the lesser of:
         PRIOR WITHDRAWALS IN THE CURRENT      *   Contract Value after the withdrawal less any recapture
         CONTRACT YEAR, EXCEEDS THE                charge on any Contract Enhancement; OR
         GREATER OF THE GAWA OR RMD, AS        *   The greater of the GWB before the withdrawal less the
         APPLICABLE, AND THIS ENDORSEMENT          withdrawal, or zero.
         WAS ADDED TO YOUR CONTRACT BEFORE
         DECEMBER 3, 2007 -                The GAWA is recalculated, equaling the lesser of:
                                               *   The GAWA percentage multiplied by the Contract Value
                                                   after the withdrawal less the recapture charge on any
                                                   Contract Enhancement; OR
                                               *   The GAWA percentage multiplied by the GWB after
                                                   the withdrawal.
                                           ------------------------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page
         17. Withdrawals may be subject to a recapture charge on any Contract
         Enhancement.

         Withdrawals  under  this  GMWB are  considered  the same as any  other partial  withdrawals  for the purposes of calculating any other values under  the  Contract  and any other  endorsements  (for  example,  the
         Contract's  death  benefit).  All  withdrawals  count toward the total amount withdrawn in a Contract Year, including systematic withdrawals,
         RMDs  for  certain  tax-qualified  Contracts,   withdrawals  of  asset
         allocation and advisory fees, and free withdrawals under the Contract.
         They are  subject to the same  restrictions  and  processing  rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more  information  about  tax-qualified  and non-qualified Contracts, please see "TAXES" beginning on page 19.

         If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either
         Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006
                   Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                   2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   $15. Because the sum of the Owner's withdrawals for the 2006
                   Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR
              IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70
              1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT
              CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE
              EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified
                   Contract with a Contract Year that runs from July 1 to June
                   30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation.
                   However, if he takes his second RMD (the 2006 RMD) after June
                   30, 2006, he should wait until the next Contract Year begins
                   (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two
                   RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS,
              ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC
              FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX
              E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE
              REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR
              TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS
              GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

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                                          -------------------------------------------------------------------

          WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the amount of the premium
          PAYMENT ON THE CONTRACT -       net of any applicable premium taxes.

                                          If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
                                              *   The GAWA percentage multiplied by the subsequent premium
                                                  payment net of any applicable premium taxes; OR
                                              *   The GAWA percentage multiplied by the increase in the GWB -
                                                  IF THE MAXIMUM GWB IS HIT.
                                          -------------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.
         We also reserve the right to refuse subsequent premium payments. THE
         GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON
         ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE
         MAXIMUM CHARGES LISTED ABOVE.

         In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit
         Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.
         Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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                                 ----------------------------------------------------------------------------

        WITH A STEP-UP -         The GWB equals Contract Value (subject to a $5 million maximum). If the
                                 Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the
                                 GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.
                                      *  The GAWA percentage will not be recalculated upon step-ups following
                                         Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

                                 If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
                                      * The GAWA percentage multiplied by the new GWB, OR
                                      * The GAWA prior to Step-Up.
                                 ----------------------------------------------------------------------------


         PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT
         VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB
         REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE
         GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE
         TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN
         CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

         Step-Ups occur automatically upon each of the first ten Contract
         Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5
         MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND
         ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE
         MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND
         THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page
         19 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For
         Life GMWB With Annual Step-Up benefit.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE
         GUARANTEE IS IN EFFECT AND AT LEAST ONE COVERED LIFE REMAINS ALIVE.
         Otherwise, payments will be made while there is value to the GWB (until depleted). If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered
         Life's attained age at the time of the first payment.

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                                           ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -             * The GWB before the payment less the payment; OR
                                              * Zero.

                                           The GAWA:
                                              *   Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE
                                              *   Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                           ------------------------------------------------------------------

         Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint
         Owner's) death, the surviving spousal beneficiary may elect to:

                 *    Continue the Contract WITH this GMWB - so long as Contract
                      Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal
                      Beneficiary's election to continue the Contract is in Good
                      Order is called the Continuation Date.)

                            * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                            * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                            * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered
                               Life's attained age.

                            * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest
                               Income Date.

                            *  A new joint Owner may not be added in a
                               non-qualified Contract if a surviving spouse continues the Contract.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.
                      Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

                 *    Add another GMWB to the Contract on any Contract
                      Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 19.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

                 *     The Continuation Date on a Contract if the spousal
                       Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the
                  For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving
                  Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income
                  Option if both Covered Lives die before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY
                  APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL
                  BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE
                  IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND
                  THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.
                  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND
         "GUARANTEED    MINIMUM    WITHDRAWAL    BENEFIT    IMPORTANT   SPECIAL
         CONSIDERATIONS" BEGINNING ON PAGE 19 FOR ADDITIONAL THINGS TO CONSIDER
         BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER
         HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING
         AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for
         Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED
         WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT").
         THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES
         IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT
         PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS,
         EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE
         12 FOR TRANSFER OF ASSETS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

              *       The Owner's life (the "For Life Guarantee") if the For
                      Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

                           For the Owner that is a legal entity, the For Life
                           Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

              OR

              * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to
                      Contract Value.

                           The GWB depends on when this GMWB is added to the Contract (as explained below).

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT
              TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB
              ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND
              LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. The Owner may terminate this GMWB on any Contract
         Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract
         Anniversary. This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. THIS GMWB IS NOT AVAILABLE ON A CONTRACT
         THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED
         MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION
         BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.
         Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed
         Annual Withdrawal Amount (GAWA) and for certain tax-qualified
         Contracts, the required minimum distribution (RMD) under the Internal
         Revenue Code. Withdrawals exceeding the limit do not invalidate the For
         Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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                                          --------------------------------------------------------------------

           WHEN THIS GMWB IS ADDED TO THE The GWB equals initial premium net of any applicable premium taxes.
           CONTRACT ON THE ISSUE
           DATE -                         The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Issue Date.
                                          --------------------------------------------------------------------

                                          --------------------------------------------------------------------

          WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the recapture charge on any
          CONTRACT ON ANY CONTRACT        Contract Enhancement.
          ANNIVERSARY -
                                          The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the
                                          GWB prior to the partial withdrawal. See the GAWA percentage table below.

                                          The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
                                          --------------------------------------------------------------------

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract
         Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION
         (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void.
         However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. THE GAWA
         PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage

                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                      55 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified
         Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because
         RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE              *     The GWB before the withdrawal less the withdrawal; OR
         CURRENT CONTRACT YEAR, IS LESS        *     Zero.
         THAN OR EQUAL TO THE GREATER OF
         THE GAWA OR RMD, AS APPLICABLE -  The GAWA:
                                               *     Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN
                                                     effect; OTHERWISE
                                               *     Is recalculated, equaling the lesser of the GAWA
                                                     before the withdrawal, or the GWB after the
                                                     withdrawal.
                                           -----------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below).
         In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE              *   The GWB prior to the partial
         CURRENT CONTRACT YEAR, EXCEEDS            withdrawal, first reduced
         THE GREATER OF THE GAWA OR RMD,           dollar-for-dollar for any
         AS APPLICABLE -                           portion of the partial
                                                   withdrawal not defined as an
                                                   Excess Withdrawal (see
                                                   below), then reduced in the
                                                   same proportion that the
                                                   Contract Value is reduced by
                                                   the Excess Withdrawal; OR
                                                *  Zero.

                                           The GAWA is recalculated as follows:
                                               *   If the For Life Guarantee is
                                                   in force, the GAWA prior to
                                                   the partial withdrawal is
                                                   reduced in the same
                                                   proportion that the Contract
                                                   Value is reduced by the
                                                   Excess Withdrawal.
                                               *   If the For Life Guarantee is
                                                   not in force, the GAWA is
                                                   equal to the lesser of:
                                                   o The GAWA prior to the partial
                                                     withdrawal reduced in the same
                                                     proportion that the
                                                     Contract Value is
                                                     reduced by the Excess
                                                     Withdrawal (see
                                                     below), OR
                                                   o The GWB after the withdrawal.

                                           ------------------------------------------------------------------

         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, OR

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page
         17. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 19.

         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006
                   RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

         The GWB Adjustment Date is the later of:

               * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's), OR

               * The 10th Contract Anniversary following the effective date of this endorsement.

         The GWB adjustment is determined as follows:

                 * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

                 * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.

                 * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.

         If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

         PREMIUMS.


                                          -------------------------------------------------------------------

         WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by the amount of the premium
         PAYMENT ON THE CONTRACT -        net of any applicable premium taxes.

                                          If the premium payment is received after the first withdrawal, the
                                          GAWA is also recalculated, increasing by:
                                             *   The GAWA percentage multiplied by the subsequent premium
                                                 payment net of any applicable  premium taxes; OR
                                             *   The GAWA percentage multiplied by the increase in the GWB -
                                                 IF THE MAXIMUM GWB IS HIT.
                                          -------------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


                                 ----------------------------------------------------------------------------

         WITH A STEP-UP -        The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5
                                 MILLION MAXIMUM).

                                 If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
                                      * The GAWA percentage multiplied by the new GWB, OR
                                      * The GAWA prior to Step-Up.
                                 ----------------------------------------------------------------------------

         The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

         Partial withdrawals will affect the quarterly adjusted Contract Value as follows:


                                          -------------------------------------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL
         PRIOR WITHDRAWALS IN THE         The quarterly adjusted Contract Value is equal to the greater of:
         CURRENT CONTRACT YEAR, IS LESS       *   The quarterly adjusted Contract Value before the
         THAN OR EQUAL TO THE GREATER             withdrawal less the withdrawal; OR
         OF THE GAWA OR RMD, AS               *   Zero.
         APPLICABLE -                     -------------------------------------------------------------------

                                          -------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL      The quarterly adjusted Contract Value is equal to the greater of:
         PRIOR WITHDRAWALS IN THE             *   The quarterly adjusted
         CURRENT CONTRACT YEAR, EXCEEDS           Contract Value prior to the
         THE GREATER OF THE GAWA OR               partial withdrawal, first
         RMD, AS APPLICABLE -                     reduced dollar-for-dollar for
                                                  any portion of the partial
                                                  withdrawal not defined as an
                                                  Excess Withdrawal (see above),
                                                  then reduced in the same
                                                  proportion that the Contract
                                                  Value is reduced by the Excess
                                                  Withdrawal; OR
                                              *   Zero.
                                          -------------------------------------------------------------------

         UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.20%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order within 30 days prior to the Contract Anniversary. You may subsequently elect to reinstate the GWB Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

         Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

         Partial withdrawals will affect the GMWB death benefit as follows:


                                          -------------------------------------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL
         PRIOR WITHDRAWALS IN THE         The GMWB death benefit is equal to the greater of:
         CURRENT CONTRACT YEAR, IS LESS       *   The GMWB death benefit before the withdrawal less the
         THAN OR EQUAL TO THE GREATER             withdrawal; OR
         OF THE GAWA OR RMD, AS               *   Zero.
         APPLICABLE -                     -------------------------------------------------------------------

                                          -------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL      The GMWB death benefit is equal to the greater of:
         PRIOR WITHDRAWALS IN THE             *   The GMWB death benefit prior
         CURRENT CONTRACT YEAR, EXCEEDS           to the partial withdrawal,
         THE GREATER OF THE GAWA OR               first reduced
         RMD, AS APPLICABLE -                     dollar-for-dollar for any
                                                  portion of the partial
                                                  withdrawal not defined as an
                                                  Excess Withdrawal (see above),
                                                  then reduced in the same
                                                  proportion that the Contract
                                                  Value is reduced by the Excess
                                                  Withdrawal; OR
                                             *    Zero.
                                          -------------------------------------------------------------------

         THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero. The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

         TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

         Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

         Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options. (Please see example 12 in Appendix E for an illustration of this Transfer of Assets provision.)

         It is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

         Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

         Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.


                                          -------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -            * The GWB before the payment less the payment; OR
                                             * Zero.

                                          The GAWA:
                                             *   Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                                 effect; OTHERWISE
                                             *   Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                          -------------------------------------------------------------------

         Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is void.

                            * Only the GWB is payable while there is value to it (until depleted).

                            * The GMWB death benefit is void and will not be included in the continuation adjustment.

                            *   The GWB adjustment provision is void.

                            *   The Bonus provision is void.

                            * Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            * The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the duration since the effective date of the GMWB endorsement.

                            *   If the GAWA percentage has not yet been
                                determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                            * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                            * The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

                            * The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 19.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 * The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 19 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 6% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                    * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                    * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. The Bonus Period ends on the earlier of:

                    * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

                    *    The date the Contract Value is zero.

              This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 6% of the Bonus
                         Base.

                    * If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.
              ------------------------------------------------------------------

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5"). THE EXAMPLES IN APPENDIX E SUPPLEMENT THE DESCRIPTION OF THIS GMWB.


         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

                 *      The Owner's life (the "For Life Guarantee");

                            The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                            So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                 OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                            The GWB is the guaranteed amount available for future periodic withdrawals.

                 * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

                 BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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                                          --------------------------------------------------------------------

           WHEN THIS GMWB IS ADDED TO THE The GWB equals initial premium net of any applicable premium taxes.
           CONTRACT ON THE ISSUE
           DATE -                         The GAWA equals 5% of the GWB.
                                          --------------------------------------------------------------------

                                          --------------------------------------------------------------------

          WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the recapture charge on any
          CONTRACT ON ANY CONTRACT        Contract Enhancement.
          ANNIVERSARY -
                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------------------------------------


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


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                                            -----------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE CURRENT      *   The GWB before the withdrawal less the withdrawal; OR
         CONTRACT YEAR, IS LESS THAN OR        *   Zero.
         EQUAL TO THE GREATER OF THE GAWA
         AND RMD, AS APPLICABLE -           The GAWA:
                                               *   Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS VALID;
                                                   OTHERWISE
                                               *   Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
                                            -----------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA and RMD, as applicable. You may withdraw the greater of the GAWA and RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA and RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA and RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the greater of the GAWA and RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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                                            -----------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the lesser of:
         PRIOR WITHDRAWALS IN THE CURRENT      * Contract Value after the withdrawal less any recapture
         CONTRACT YEAR, EXCEEDS THE              charge on any Contract Enhancement; OR
         GREATER OF THE GAWA AND RMD, AS       * The greater of the GWB before the withdrawal less the
         APPLICABLE -                            withdrawal, or zero.

                                            The GAWA is recalculated BECAUSE THE FOR LIFE GUARANTEE IS
                                            INVALIDATED, equaling the lesser of:
                                               * The GAWA before the withdrawal;
                                               * The GWB after the withdrawal; OR
                                               * 5% of the Contract Value after the withdrawal less the
                                                 recapture charge on any Contract Enhancement.
                                            -----------------------------------------------------------------


         IF YOU EXCEED THE GAWA, OR FOR CERTAIN TAX-QUALIFIED CONTRACTS ONLY,
         THE RMD (IF GREATER THAN THE GAWA), ONE TIME WITH YOUR WITHDRAWALS,
         THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN.
         From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.
         Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page
         17. Withdrawals may be subject to a recapture charge on any Contract
         Enhancement.


             -------------------------------------------------------------------
             RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of
             RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

             Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years.
             Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated.
             With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract
             Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year
                  (ending June 30) is $10. The RMDs for calendar years 2005 and
                  2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                  2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                  $15. Because the sum of the Owner's withdrawals for the 2006
                  Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

             AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN
             WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70
             1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT
             CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE
             EXAMPLE BELOW).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified
                  Contract with a Contract Year that runs from July 1 to June
                  30.

                  If the  Owner  delays  taking  his  first RMD (the 2005 RMD)
                  until March 30, 2006,  he may still take the 2006 RMD before the  next  Contract  Year  begins,  June  30,  2006  without exposing  the GWB and  GAWA to the  possibility  of  adverse recalculation. However, if he takes his second RMD (the 2006
                  RMD)  after  June 30,  2006,  he should  wait until the next
                  Contract  Year begins  (that is after June 30, 2007) to take his  third  RMD (the  2007  RMD).  Because,  except  for the calendar  year in which  RMDs  begin,  taking  two RMDs in a single  Contract  Year  could  cause  the GWB and GAWA to be
                  adversely   recalculated  (if  the  two  RMDs  exceeded  the
                  applicable GAWA for that Contract Year).

             EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS,
             ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC
             FACTUAL ASSUMPTIONS, ARE IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5,
             AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO
             HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX
             ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS
             RELATIVE TO YOUR RMD.
             -------------------------------------------------------------------

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.
         They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 19.


         PREMIUMS.

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                                            -----------------------------------------------------------------

         WITH EACH SUBSEQUENT PREMIUM       The GWB is recalculated, increasing by the amount of the
         PAYMENT ON THE CONTRACT -          premium net of any applicable premium taxes.

                                            The GAWA is also recalculated, increasing by:
                                               *   5% of the premium net of any applicable premium taxes; OR
                                               *   5% of the increase in the GWB - IF THE MAXIMUM GWB IS
                                                   hit.
                                            -----------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

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                                            -----------------------------------------------------------------

         WITH A STEP-UP -                   The GWB equals Contract Value.

                                            The GAWA is recalculated, equaling the greater of:
                                               *   5% of the new GWB; OR
                                               *   The GAWA before the Step-Up.
                                            -----------------------------------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

             * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

             * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

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                                          ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -              * The GWB before the payment less the payment; OR
                                               * Zero.

                                          The GAWA:
                                               *   Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS
                                                   valid; OTHERWISE
                                               *   Is recalculated, equaling the lesser of the GAWA before,
                                                   and the GWB after, the payment.
                                          ------------------------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                    * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                             * Upon the Owner's death, the For Life Guarantee is
                               void.

                             * Only the GWB is payable while there is value to
                               it (until depleted).

                             * The spousal Beneficiary is also allowed a
                               Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                             * Contract Anniversaries will continue to be
                               based on the Contract's Issue Date.

                    * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                    * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE
                         BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 19.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 19 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                    * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                    * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                               * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                               * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;

                    * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4"). THE EXAMPLES IN APPENDIX E SUPPLEMENT THE DESCRIPTION OF THIS GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS.


         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

                 *      The Owner's life (the "For Life Guarantee");

                             The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                             So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                 OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                             The GWB is the guaranteed amount available for future periodic withdrawals.

                 * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

                 BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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                                          --------------------------------------------------------------------

          WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of any applicable premium taxes.
          CONTRACT ON THE ISSUE
          DATE -                          The GAWA equals 4% of the GWB.
                                          --------------------------------------------------------------------

                                          --------------------------------------------------------------------

          WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the recapture charge on any
          CONTRACT ON ANY CONTRACT        Contract Enhancement.
          ANNIVERSARY -
                                          The GAWA equals 4% of the GWB.
                                          --------------------------------------------------------------------


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE              * The GWB before the withdrawal less the withdrawal; OR
         CURRENT CONTRACT YEAR, IS LESS        * Zero.
         THAN OR EQUAL TO THE GAWA -
                                           The GAWA:
                                               *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS VALID;
                                                    OTHERWISE
                                               *    Is recalculated, equaling the lesser of the GAWA
                                                    before the withdrawal, or the GWB after the withdrawal.
                                           ------------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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                                           ------------------------------------------------------------------

                                           The GWB is recalculated, equaling the lesser
         WHEN A WITHDRAWAL, PLUS ALL       of:
         PRIOR WITHDRAWALS IN THE              *    Contract Value after the withdrawal less any recapture
         CURRENT CONTRACT YEAR, EXCEEDS             charge on any Contract Enhancement; OR
         THE GAWA -                            *    The greater of the GWB before the withdrawal less
                                                    the withdrawal, or zero.

                                           The GAWA is recalculated BECAUSE THE FOR LIFE GUARANTEE IS
                                           INVALIDATED, equaling the lesser of:
                                               *    The GAWA before the withdrawal;
                                               *    The GWB after the withdrawal; OR
                                               *    4% of the Contract Value after the withdrawal less
                                                    the recapture charge on any Contract Enhancement.
                                           ------------------------------------------------------------------


         IF YOU EXCEED THE GAWA ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR
         LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED
         ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.
         They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 19.


         PREMIUMS.

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                                           ------------------------------------------------------------------

         WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing by the amount of the premium
         PAYMENT ON THE CONTRACT -         net of any applicable premium taxes.

                                           The GAWA is also recalculated, increasing by:
                                               *   4% of the premium net of any applicable premium taxes; OR
                                               *   4% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
                                          ------------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

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                                           ------------------------------------------------------------------

         WITH A STEP-UP -                  The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling the greater of:
                                               *   4% of the new GWB; OR
                                               *   The GAWA before the Step-Up.
                                           ------------------------------------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

                 * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

                 * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

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                                           ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -              *    The GWB before the payment less the payment; OR
                                               *    Zero.

                                           The GAWA:
                                               *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS VALID;
                                                    OTHERWISE
                                               *    Is recalculated, equaling the lesser of the GAWA
                                                    before, and the GWB after, the payment.
                                           ------------------------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                             * Upon the Owner's death, the For Life Guarantee is
                               void.

                             * Only the GWB is payable while there is value to
                               it (until depleted).

                             * The spousal Beneficiary is also allowed a
                               Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                             * Contract Anniversaries will continue to be based
                               on the Contract's Issue Date.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 19.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 19 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the "Bonus Base"), as described immediately below.

                    * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                    * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                               * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                               * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;

                    * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.

              THERE ARE EXAMPLES ILLUSTRATING THE BONUS, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, WITH THE 5% FOR LIFE GMWB. THESE EXAMPLES ARE IN THE APPENDICES.
              ------------------------------------------------------------------


         SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix E illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

         If your Contract contains the GMAB or LifeGuard Select GMWB, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account and GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account and the GMWB Fixed Account. Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

         In addition, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Similarly, for Contracts with the LifeGuard Select GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.


         SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

               * the New York Stock Exchange is closed (other than customary weekend and holiday closings);

               * under applicable SEC rules, trading on the New York Stock Exchange is restricted;

               * under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

               * the SEC, by order, may permit for the protection of Contract Owners.


         We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account, the GMWB Fixed Account and the Indexed Fixed Option for up to six months or the period permitted by law.


                       INCOME PAYMENTS (THE INCOME PHASE)

         The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

         If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

         You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

         At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

         You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

         VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

               * the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

               * the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

               *    which income option you select; and

               * the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

         The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant; however, the assumed investment rate is 3% for all options on Contracts issued ON OR AFTER OCTOBER 4, 2004. State variations may apply.

         If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

         If the assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if a 3% assumed net investment rate applies instead of a 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

         We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

         INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

         OPTION 1 - Life Income. This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

         OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         ADDITIONAL OPTIONS - We may make other income options available.

         No withdrawals are permitted during the income phase under an income option that is life contingent.


         FUTUREGUARD GUARANTEED MINIMUM INCOME BENEFIT.

         PLEASE NOTE: EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.


         This benefit is only available if:

               *    you elect it prior to your Contract's Issue Date;

               *    the  Annuitant  is not older than age 75 on the Issue  Date;
                    and

               * you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.


         This GMIB will terminate and will not be payable at the earliest of:

               * the Income Date (if prior to the effective date of this GMIB);


               * the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

               *    the date you make a total withdrawal from the Contract;

               * upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

               * if the Owner is not a natural person, upon the death of the Annuitant.


         Once elected, this GMIB cannot be terminated in any other way while your Contract is in force.

         You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only types of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:


         OPTION 1 - Life Income,

         OPTION 2 - Joint and Survivor,

         OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

         OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

         No other income options will be available, and no partial annuitizations will be allowed.


         After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

         This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

         Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base for this GMIB is the GREATER OF (A) OR (B), WHERE:


         (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

               * all premiums you have paid (net of any applicable premium taxes); PLUS

               * any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

               *    an  adjustment   (described   below)  for  any   withdrawals
                    (including  any  applicable   charges  and  Excess  Interest
                    Adjustments to those withdrawals);


         compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.


         For Contracts issued BEFORE MAY 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement.

         For Contracts issued BEFORE MAY 3, 2004, the annual interest rate is 6%.


         All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

         For example, the calculations for a Contract issued with an initial Premium payment of $10,000, this Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. (If your Contract was issued BEFORE MAY 2, 2005, then annual contract maintenance charges are also subtracted, and the resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485.)
         These examples do not take into account taxes.


         For Contracts issued BEFORE MAY 2, 2004, withdrawal adjustments are made at the time of the withdrawal and reduce the Roll-Up Component of the Benefit Base in the same proportion as the reduction in Contract Value.


         AND (B) IS THE GREATEST CONTRACT ANNIVERSARY VALUE COMPONENT AND IS EQUAL TO:


               * the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

               * an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

               * any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

               * any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

               *    any taxes deducted after that Contract Anniversary.

         All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

         Neither component of the GMIB Benefit Base will ever exceed:


                 * 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); MINUS


                 * any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

         For Contracts issued BEFORE MAY 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement. The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.


         If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

         Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

         YOU MAY NOT ELECT BOTH A GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH A GMIB. YOU MAY ALSO NOT ELECT BOTH A GMIB AND GMAB.

         FUTUREGUARD 6 GUARANTEED MINIMUM INCOME BENEFIT. This new optional Guaranteed Minimum Income Benefit may not yet be approved for sale in your state. In the event this optional benefit is not yet approved in your state, the FutureGuard Guaranteed Minimum Income Benefit, available PRIOR TO DECEMBER 3, 2007, will continue to be available to you. In all other states, FutureGuard 6 will replace FutureGuard as the optional Guaranteed Minimum Income Benefit available under Contracts purchased ON OR AFTER DECEMBER 3, 2007. The representative assisting you will advise you whether an optional benefit is available. You or your representative may contact our Annuity Service Center to see whether this optional benefit has been approved for sale in your state.

         THE FOLLOWING DESCRIPTION OF THIS GUARANTEED MINIMUM INCOME BENEFIT IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX G.

         This optional GMIB endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

         This benefit is only available if:

               *    you elect it prior to your Contract's Issue Date;

               *    the  Annuitant  is not older than age 75 on the Issue  Date;
                    and

               * you exercise it on or within 30 calendar days of any Contract Anniversary that is at least 10 years later than the most recent "Step-Up Date" (described below) but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

         This GMIB will terminate and will not be payable at the earliest of:

               * the Income Date (if prior to the effective date of this GMIB);

               * the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

               *    the date you make a total withdrawal from the Contract;

               * upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

               * if the Owner is not a natural person, upon the death of the Annuitant.

         This GMIB can only be elected at the time you purchase your Contract. Once elected, this GMIB cannot be terminated in any way other than described above while your Contract is in force.

         You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only types of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

         OPTION 1 - Life Income,

         OPTION 2 - Joint and Survivor,

         OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

         OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

         No other income options will be available, and no partial annuitizations will be allowed.

         After any Contract Anniversary that is at least 10 years later than the most recent "Step-Up Date" (described below), the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

         This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits.

         Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base for this GMIB is the GREATER OF (A) OR (B), WHERE:

         (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

               *    the Step-Up Value on the most recent Step-Up Date; PLUS

               * any premiums you have paid (net of any applicable premium taxes) subsequent to that Step-Up Date; PLUS

               * any Contract Enhancements (which are credited only in the first Contract Year) subsequent to the Step-Up Date; MINUS

               *    an  adjustment   (described   below)  for  any   withdrawals
                    (including any applicable charges and Excess Interest Adjustments to those withdrawals) subsequent to that Step-Up Date;

         compounded at an annual interest rate of 6% from the most recent Step-Up Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

         At issue, the Step-Up Date is equal to the Issue Date, and the Step-Up Value is equal to the initial Premium paid (net of any applicable premium taxes and Sales Charges) plus any Contract Enhancement credited. After issue, the Step-Up Date is equal to the Contract Anniversary on which the Owner elects to step up the Roll-Up Component to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

         Electing to step-up the Roll-Up Component is optional; however, ELECTING TO STEP-UP MEANS THAT YOU CANNOT ANNUITIZE UNDER THIS GMIB FOR ANOTHER 10 YEARS (FROM THE NEWLY DETERMINED STEP-UP DATE). A written request for step-up must be received in Good Order by the Service Center within 30 days prior to the Contract Anniversary. The latest available Step-Up Date will be the Contract Anniversary on or immediately following the Annuitant's 75th birthday.

         All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

         AND (B) IS THE GREATEST CONTRACT ANNIVERSARY VALUE COMPONENT AND IS EQUAL TO:

               * the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

               * an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

               * any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

               *    any taxes deducted after that Contract Anniversary.

         All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

         Neither component of the GMIB Benefit Base will ever exceed:

                 * 300% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); MINUS

                 * any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

         If the Contract Value falls to zero while this GMIB is in effect, then:

                 * Annuitization under this GMIB will be automatically exercised IF, in each Contract Year since the Issue Date, all withdrawals taken during the Contract Year have either been verified to be RMDs or, in total (including any applicable charges and adjustments), have not exceeded 6% of the Roll-Up Component as of the previous Contract Anniversary.

                       * A notice of the annuitization will be sent to the Owner within 10 calendar days, and the Owner will have 30 days from the date the Contract Value falls to zero to choose an income option and a payment frequency. The Contract will remain active during this 30-day period. If no choice is made by the end of the 30-day period, the Owner will receive monthly payments based on a life annuity with 10 years certain (joint life annuity with 10 years certain if Joint Annuitants).

                 *     OTHERWISE, the GMIB terminates without value.

         If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

         Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

         YOU MAY NOT ELECT BOTH A GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH A GMIB. YOU MAY ALSO NOT ELECT BOTH A GMIB AND GMAB.


                                  DEATH BENEFIT

         The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. The optional death benefits are only available upon application, and once chosen, cannot be canceled. The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB.

         The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

         BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

         The death benefit equals the greater of:

               * your Contract Value on the date we receive all required documentation from your Beneficiary; or

               * the total premiums you have paid since your Contract was issued REDUCED FOR prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

         EARNINGS PROTECTION BENEFIT ("EARNINGSMAX"). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

         If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

         If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

         For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually and adjusted for any amounts cancelled or withdrawn for charges, deductions, withdrawals or any taxes due. If the earnings amount is negative, I.E., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).


         As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" beginning on page 19). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).


         You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

         No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

               * if your Contract is in the income phase at the time of your death;

               *    if there are no earnings in your Contract; or

               * if your spouse exercises the Special Spousal Continuation Option (described below) and either

                    *    is age 76 or older at the Continuation Date or

                    *    elects to discontinue the Earnings Protection Benefit.

         The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

         OPTIONAL DEATH BENEFITS. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

         DEPENDING ON WHEN AND IN WHAT STATE YOU APPLIED FOR THE CONTRACT: THE AVAILABILITY OF AN OPTIONAL DEATH BENEFIT MAY HAVE BEEN DIFFERENT; HOW AN OPTIONAL DEATH BENEFIT IS CALCULATED VARIES; AND WE MAY HAVE REFERRED TO AN OPTIONAL DEATH BENEFIT BY A DIFFERENT NAME - ALL AS NOTED BELOW.

         For purposes of these optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deductions. For Contracts issued BEFORE OCTOBER 4, 2004, your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of your withdrawals.

         FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS ON AND AFTER MAY 2, 2005. For purposes of these calculations, with the "Roll-up" component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

                  5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

                  PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued; or
                         (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes), subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

                  However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

                  PLEASE NOTE:  EFFECTIVE  APRIL 30, 2007, THE  COMBINATION 4%
                  ROLL-UP  AND  HIGHEST   ANNIVERSARY   VALUE  DEATH   BENEFIT
                  ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS BEFORE MAY 2, 2005. For purposes of these calculations, amounts in (c) and (d) of the roll-up and combination death benefits are limited to 250% of your total Net Premiums; however, this limitation does not include the amount payable with the Earnings Protection Benefit. For more information, please see "Earnings Protection Benefit" beginning on page
         19. We will not permit you to use multiple Contracts to try to circumvent this limitation.


                  5% ROLL-UP DEATH BENEFIT (5% COMPOUNDED DEATH BENEFIT), changes your basic death benefit to the greatest of:

                    (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                    (b)  total Net Premiums since your Contract was issued; or

                    (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or

                    (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum.

                  However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                    (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                    (b)  total Net Premiums since your Contract was issued; or

                    (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or

                    (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 4% per annum.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT), changes your basic death benefit to the greatest of:

                    (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                    (b)  total Net Premiums since your Contract was issued; or

                    (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (COMBINATION DEATH BENEFIT), changes your basic death benefit to the greatest of:

                    (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                    (b)  total Net Premiums since your Contract was issued; or

                    (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or

                    (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum; or

                    (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary).

                  However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                    (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                    (b)  total Net Premiums  since your Contract was issued;  or
                         (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or

                    (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 4% per annum; or

                    (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

         PAYOUT OPTIONS. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

               *    single lump sum payment; or

               * payment of entire death benefit within 5 years of the date of death; or

               * payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

         Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.


         Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 19.


         PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

         SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, if the Contract has the Earnings Protection Benefit and/or another optional death benefit (instead of the basic death benefit), we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

         If you have Contract Values allocated to the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Fixed Account Option. Once the transfer is completed, the Fixed Account may be subject to restrictions. Your spouse may then transfer this amount to any available Investment Division or Fixed Account Options, but your spouse may not transfer this amount back into the Indexed Fixed Option. If your spouse subsequently withdraws any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to premiums. We will base the withdrawal charge on the number of years since the premium originally was allocated to the Indexed Fixed Option. Contract Value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means spousal continuation of the Contract does not include a Continuation Adjustment.

         If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.


         If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. Any GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the descriptions of the Guaranteed Minimum Income Benefits beginning on page 19. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the respective GMWB subsections in this prospectus.


         UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO EARNINGS PROTECTION BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

         The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

         DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

         DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

         If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

         THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

         CONTRACT OWNER TAXATION

         TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

         If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

         The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

         NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

         NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

         NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

         The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

                 *     paid on or after the date you reach age 59 1/2;

                 *     paid to your Beneficiary after you die;

                 * paid if you become totally disabled (as that term is defined in the Code);

                 * paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

                 *     paid under an immediate annuity; or

                 *     which come from premiums made prior to August 14, 1982.

         NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

         The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

         TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

                 *     reaches age 59 1/2;

                 *     leaves his/her job;

                 *     dies;

                 *     becomes disabled (as that term is defined in the Code);
                       or

                 * experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

         WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

         CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

                 * there was a written agreement providing for payments of the fees solely from the annuity Contract,

                 *     the Contract Owner had no liability for the fees, and

                 * the fees were paid solely from the annuity Contract to the adviser.

         EXTENSION OF LATEST INCOME DATE. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

         DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

         IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

         ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

         DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

         OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


         The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers __ Investment Divisions and at least one Fixed Account Option, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.


         The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

         WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

         Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

         The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

           (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

           (b)     a required minimum distribution;

           (c)     a hardship withdrawal; or

           (d)     the non-taxable portion of a distribution.

         JACKSON TAXATION

         We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal
         (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

         In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

                                OTHER INFORMATION

         DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account Option (other than the Indexed Fixed Option) is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options from the one-year Fixed Account Option or any of the Investment Divisions. If the Fixed Account Options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply.

         DOLLAR COST AVERAGING PLUS (DCA+). The DCA+ Fixed Account Option is a "source account" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. The DCA+ Fixed Account Option is credited with an enhanced interest rate. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over the DCA+ term selected. There is no charge for DCA+. You should consult your Jackson representative with respect to the current availability of the Fixed Account Options and the availability of DCA+. If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, the Fixed Account may not be used as a source account.

         EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the Money Market Investment Division). There is no charge for Earnings Sweep.

         If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, earnings may be transferred only from JNL/Select Market Fund into the Investment Divisions.

         REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. There is no charge for Rebalancing.

         If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, rebalancing may only include the investment divisions.

         You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

         FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

                 *     the Contract Value, PLUS

                 * any fees (other than asset-based fees) and expenses deducted from the premiums, MINUS

                 *     any applicable Contract Enhancement recapture charges.

         We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

         ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

                 * TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

                 * STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

                 * NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

                 * YIELD refers to the income generated by an investment over a given period of time.

         Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

         RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or terminatioN of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

         MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

         LEGAL PROCEEDINGS. Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2006, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

         COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

                 * Information we receive from you on applications or other forms;

                 *     Information about your transactions with us;

                 *     Information we receive from a consumer reporting agency;

                 * Information we obtain from others in the process of verifying information you provide us; and

                 * Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

         DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

         In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

         We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

         We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

         SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

         We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

"JNL(R)," "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life Insurance Company.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" "Standard & Poor's 500," "Standard & Poor's MidCap 400 Index," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/S&P(R) 24 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.


"Dow Jones," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM " are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average
(DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or service marks oF ThE Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEX(SM);

     o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History......................................     2

Services.............................................................     5

Purchase of Securities Being Offered.................................     5

Underwriters.........................................................     5

Calculation of Performance...........................................     5

Additional Tax Information...........................................     7

Annuity Provisions...................................................     17

Net Investment Factor................................................     18

Condensed Financial Information......................................     19

                                   APPENDIX A

         DOW JONES DOES NOT:

* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the
        JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.


 -------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

* DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               COMMUNICATIONS  SECTOR FUND,  THE JNL/MELLON  CAPITAL  MANAGEMENT
               CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL  MANAGEMENT
               OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               HEALTHCARE  SECTOR FUND,  AND THE JNL/MELLON  CAPITAL  MANAGEMENT
               TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL
               MANAGEMENT  CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL
               MANAGEMENT  OIL  &  GAS  SECTOR  FUND,  THE  JNL/MELLON   CAPITAL
               MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

* DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

* UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

 THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.
 -------------------------------------------------------------------------------


                                                    APPENDIX B

                             CONTRACT ENHANCEMENT RECAPTURE CHARGE PROSPECTUS EXAMPLES

---------------------------------------------------------------------------------------------------------------------------------
EXAMPLE 1 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Year 4
                        4.00%  : Contract Enhancement
                        2.50%  : Recapture Charge Year 4
                        5.50%  : Net Return

AT END OF YEAR 4
                   128,837.76  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    28,837.76  : Earnings
                    77,772.94  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    ---------
                   106,610.70  : Total Gross Withdrawal

                   106,610.70  : Total Gross Withdrawal
                    -4,666.38  : Withdrawal Charge
                    -1,944.32  : Recapture Charge
                    ---------
                   100,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
EXAMPLE 2 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
                      10/1/05
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 3
                        2.50%  : Recapture Charge Contribution Year 3
                      12/1/05
                   100,000.00  : Premium
                        8.00%  : Withdrawal Charge Contribution Year 2
                        4.00%  : Recapture Charge Contribution Year 2

                        4.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/07
                   208,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     8,000.00  : Earnings
                    12,000.00  : 10% Additional Free Withdrawal amount
                   100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    44,886.36  : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                     --------
                   164,886.36  : Total Gross Withdrawal

                   164,886.36  : Total Gross Withdrawal
                    -7,000.00  : Withdrawal Charge from Premium 1
                    -2,500.00  : Recapture Charge from Premium 1
                    -3,590.91  : Withdrawal Charge from Premium 2
                    -1,795.45  : Recapture Charge from Premium 2
                    ---------
                   150,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------
EXAMPLE 3 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
                    100,000.00 : Premium
                         6.00% : Withdrawal Charge Year 4
                         5.00% : Contract Enhancement
                         3.00% : Recapture Charge Year 4
                         5.50% : Net Return

AT END OF YEAR 4
                    130,076.59 : Contract Value at end of year 4
                    100,000.00 : Net Withdrawal requested

                     30,076.59 : Earnings
                     76,838.91 : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                     ---------
                    106,915.50 : Total Gross Withdrawal

                    106,915.50 : Total Gross Withdrawal
                     -4,610.33 : Withdrawal Charge
                     -2,305.17 : Recapture Charge
                     ---------
                    100,000.00 : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
EXAMPLE 4 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
                     10/1/2001
                    100,000.00 : Premium
                         7.00% : Withdrawal Charge Contribution Year 3
                         4.00% : Recapture Charge Contribution Year 3
                     12/1/2001
                    100,000.00 : Premium
                         8.00% : Withdrawal Charge Contribution Year 2
                         4.50% : Recapture Charge Contribution Year 2

                         5.00% : Contract Enhancement
                         0.00% : Net Return

                     11/1/2003
                    210,000.00 : Contract Value
                    150,000.00 : Net Withdrawal Requested

                     10,000.00 : Earnings
                     10,000.00 : Additional Free
                    100,000.00 : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                     46,857.14 : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                     ---------
                    166,857.14 : Total Gross Withdrawal

                    166,857.14 : Total Gross Withdrawal
                     -7,000.00 : Withdrawal Charge from Premium 1
                     -4,000.00 : Recapture Charge from Premium 1
                     -3,748.57 : Withdrawal Charge from Premium 2
                     -2,108.57 : Recapture Charge from Premium 2
                     ---------
                    150,000.00 : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------






                                                    APPENDIX C


                                               BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in
2006 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage                   Capital Investment Group                 Financial Planning Consultants
1st Global Capital Corporation           Capital Management Partners              Financial Security Management Inc.
1st Worldwide Financials Partners        Capital Strategies Financial             Financial Solution Services
Advanced Planning Securities             Capwest Securities                       Financial West Investment Group
Advest, Inc.                             Carillon Investments                     First Allied Securities
AG Edwards                               Centaurus Financial                      First Heartland Capital Inc.
AIG Financial Advisors                   Century Securities                       First Independent Financial
Allegiance Capital                       CFD Investments Inc.                     FNB Brokerage Services
American General Securities              Chevy Chase                              Forsyth Heritage
American Investors                       Colby & White                            Founders Financial Securities
American Portfolios Financial            Colonial Brokerage                       Fox and Company
Ameritas Investment Corporation          Commonwealth Financial Network           FSC Securities Corporation
Anderson & Strudwick                     Compass Wealth Management                Fusion Financial
Associated Securities Corporation        Consumer Concepts Investment             GA Repple & Company
B C Ziegler and Company                  Countrywide Investment Services          Geneos Wealth Management Inc.
Baird & Company Inc.                     Crown Capital Securities                 Genworth Financial
Bancwest Investment Services             CUE Financial Group Inc.                 Gold & Associates
Barber Financial Group                   Cullums & Burks Securities               Great American
BB Graham & Co Inc.                      CUSO Financial                           Great American Advisors
BB&T Investments Services Inc.           D A Davidson                             GunnAllen Financial Inc.
BCG Securities                           David Noyes & Co                         GW Sherwold Associates
Bentley Lawrence Securities              Delta Equity Services                    GWN Securities Inc.
Berthel Fisher Co                        E Planning Securities                    H Beck Inc.
BI Investments                           Eagle Financial Group                    H&R Block Financial Advisors
Blue Vase                                Eltekon                                  Hantz Financial Services
Brecek & Young Advisors Inc.             Ensemble Financial Services              Harbour Investments Inc.
Brookstone Securities                    Equitas America                          Harger & Company
Brookstreet Securities Corp              Equity Leadership Securities             Harold Dance Investments
Bueter & Company Inc.                    Ernharth Group                           Harvest Capital LLC
BYN Investment Center                    ESI Financial                            Hazard & Siegel LLC
Cadaret Grant and Company                Feliciano Financial Group                HBW Securities
Calton & Associates Inc.                 Fenwick Securities                       Heim, Young & Associates
Cambridge Investment Research            Ferris Baker Watts Inc.                  Hilliard Lyons
Capital Analysts Inc.                    FFP Securities Inc.                      Hornor, Townsend and Kent Inc.
Capital Directions                       Fifth Third Securities                   HS Dent
Capital Financial Services               Financial Network Investment             HSBC Securities



Huntleigh Securities
ICA
ICBA
IMS Securities
Independent Financial Group
Independent Financial Marketing Group
Infinex Investments Inc.
ING Financial Partners Inc.
Innovative Solutions
Inter Securities Inc.
Intercarolina Financial Services
Intersecurities Inc.
Intervest International
Invest Financial Corporation
InvestaCorp
Investment Advisors and Consultants
Investment Architects Inc.
Investment Management Corp
Investors Capital Corporation
ISP Inventive Solution Planning
Janney Montgomery Scott LLC
Jefferson Pilot Securities Corp
JJB Hilliard
John Hancock
John James Investments Inc.
JP Turner & Company LLC
JRL Capital Corporation
JW Cole Financial Inc.
KCD Financial
Key Investments
KMS Financial Services
Koehler Financial LLC
Kovack Securities Inc.
Labrunerie Financial
LaSalle Financial
Lasalle St. Securities Inc.


Legacy Financial Services                Park Avenue Securities                   Sorrento
Legend Equities Corp                     Peoples Securities                       Southeast Investment
Leonard & Company                        PFIC Securities                          Southwest Securities Financial Services
Lincoln Financial Advisors (LFA)         Piper Jaffray                            Spectrum Capital
Lincoln Investment Planning Inc.         Planmember Securities                    Stanford Group Company
Linsco/Private Ledger Corporation (LPL)  Prime Capital Services Inc.              Stephens Inc.
Lockheed Federal Credit Union            Princor Financial Services Corp          Sterne Agree Financial Services
Madison Ave Securities                   Pro Equities Inc.                        Stifel Nicolaus & Company
Main Street Securities                   Professional Asset Management            Summit Brokerage Services Inc.
McDonald Investments Inc.                PSC Securities Corp                      Sunset Financial Services Inc.
McDonald Securities                      PTS Brokerage                            SWS Financial Services Inc.
Medallion Investment Services            QA3 Financial Corp                       Synergy Investment Group
MetLife Securities                       Quest Securities                         Thrivent Investment Management
Michigan Securities Inc.                 Questar Capital Corporation              Time Capital
Mid Atlantic Capital Corp                Raymond James (Planning Corp)            Tower Square Securities
Milkie/Ferguson Investments              RBC Dain Rauscher, Inc.                  Transamerica Financial Life
MML Investor Services                    Regal Financial                          Triad Advisors
Money Concepts                           Regis Securities Corp                    UBS
Moors & Cabot Inc.                       Resource Horizons                        Union Banc Investment Services
Morgan Keegan                            River Stone Wealth Management            United Equity Securities
Morgan Peabody                           RL Harger & Associates                   United Heritage
MTL Equity Products                      RNR Securities LLC                       United Investment Services
Multi-Financial Securities Corp          Roche Securities                         United Planners Financial
Mutual Service Corporation (MSC)         Royal Alliance Association               United Securities Alliance Inc.
National Planning Corp (NPC)             Royal Securities                         US Allianz Securities Inc.
National Securities Corp                 RW Baird                                 USA Financial Securities Corp
Networth Financial Group                 Ryan Beck & Company                      UVEST
New Alliance Investments                 Sammons Securities Company Inc.          Valmark Securities Inc.
Newbridge Securities Corp.               Sanders Morris Harris Inc.               Vanderbilt Securities LLC
Next Financial Group Inc.                Sandgrain Securities Inc.                Veritrust Financial
NFP Securities                           Schlitt Investor Services                VSR Financial Services Inc.
North Ridge Securities Corp              Scottsdale Capital Advisors              Wachovia Securities
Northland Securities                     Securian Financial Services              Wall Street Financial Group
Nutmeg Securities                        Securities America                       Walnut Street Securities Inc.
O.N. Equity Sales Company                Securities Services Network              Waterstone Financial Group
Ogilvie Security Advisors Inc.           Seelig Financial Group                   Webster Investments
Oneamerica Securities                    Sicor Securities                         Wellstone Securities
Oppenheimer                              Sigma Financial Corporation              Westminster Financial
Pacific West Securities Inc.             Signator Investors Inc.                  WFG Investments
Packerland Brokerage Services            SII Investments                          Wilbanks Securities



William E. Hopkins & Associates
WM Financial Services
Woodbury Financial Services Inc.
Workman Securities Corp
World Equity Group Inc.
WRP Investments Inc.
Wunderlich Securities
XCU Capital Corporation

                                   APPENDIX D

                            GMAB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMAB with a Guarantee Period of 10 years when you purchased your Contract, on your application you chose to allocate 80% of your Premium to the Investment Divisions and 20% to the 5 Year Fixed Account Option (with a crediting rate of 3.25%), the required allocation percentage to the GMAB Fixed Account is 30%, the crediting rate for the GMAB Fixed Account is 3.50%, no other optional benefits were elected, your initial premium payment was $100,000. All partial withdrawals include any applicable withdrawal charges.

Example 1: At election, a percentage of your funds is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is determined.

     o    If the GMAB is elected at issue:

          o $30,000 is allocated to the GMAB Fixed Account, which is 30% of your initial Premium payment.

          o $56,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your initial Premium Payment.

          o $14,000 is allocated to the 5 Year Fixed Account Option, which is 20% of the remaining 70% of your initial Premium Payment.

          o Your Guaranteed Value is $100,000, which is your initial Premium payment.

Example 2: Upon payment of a subsequent Premium within 90 days of the Issue Date of the Contract, a percentage of your Premium payment is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is re-determined. Your Guaranteed Value is subject to a maximum of $5,000,000.

     o Example 2a: If you make an additional Premium payment of $50,000 and your Guaranteed Value is $100,000:

          o $15,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.

          o $28,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.

          o $7,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.

          o Your Guaranteed Value is $150,000, which is your additional Premium payment plus the Guaranteed Value before your additional Premium Payment.

     o Example 2b: If you make an additional Premium payment of $4,950,000 and your Guaranteed Value is $100,000:

          o $1,485,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.

          o $2,772,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.

          o $693,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.

          o Your Guaranteed Value is $5,000,000, which is the maximum since your additional Premium payment plus the Guaranteed Value before your additional Premium Payment exceeds the maximum of $5,000,000.

     o    Note:

          o An initial Contract Value that exceeds the Guaranteed Value at the beginning of the Guarantee Period diminishes the value of the GMAB.

Example 3: If you take a partial withdrawal of $15,000 at the end of the third Contract Year, while the GMAB is in effect, the GMAB Fixed Account value, Fixed Account Option values, Separate Account Contract Value and Guaranteed Value are re-determined.

     o Example 3a: If your Separate Account Contract Value is $65,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $113,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:

          o $4,389.17 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $28,872.37.

          o $8,577.36 is deducted from your Investment Divisions and the new Separate Account Contract Value is $56,422.64.

          o $2,033.47 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $13,376.37

          o    Your total new Contract Value is $98,671.38.

          o Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $98,671.38 divided by $113,671.38 (87%). The new Guaranteed Value is 87% of the original Guaranteed Value, which is $86,804.07.


     o Example 3b: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $78,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:

          o $6,341.86 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $26,919.67.

          o $5,720.00 is deducted from your Investment Divisions and the new Separate Account Contract Value is $28,280.00.

          o $2,938.14 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $12,471.70.

          o    Your total new Contract Value is $63,671.38.

          o Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $63,671.38 divided by $78,671.38 (81%). The new Guaranteed Value is 81% of the original Guaranteed Value, which is $80,933.35.

          o Note: This example illustrates that, when the Contract Value is less than the GV at the time a partial withdrawal is made, the partial withdrawal reduces the GV by a dollar amount that is greater than the dollar amount withdrawn.


     o    Note:


          o AS EXAMPLES 3A AND 3B TOGETHER ILLUSTRATE, THE IMPACT OF A WITHDRAWAL ON THE GUARANTEED VALUE IN A DOWN MARKET IS GREATER THAN THAT IN AN UP MARKET.


          o Withdrawals from the Fixed Account Options and the GMAB Fixed Account may be subject to an Excess Interest Adjustment. Withdrawal charges may also apply and the net withdrawal may be less than $15,000.

Example 4: If you terminate your GMAB on your seventh Contract Anniversary, the entire GMAB Fixed Account value is automatically transferred to the Investment Divisions and Fixed Account Options according to your specified premium allocations. The amount transferred from the GMAB Fixed Account is subject to an Excess Interest Adjustment.

     o Example 4a: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $38,168.38 and your 5 Year Fixed Account Option value is $17,512.92 for a total Contract Value of $100,681.30 just before you terminate your GMAB and the crediting rate for a new 10 Year GMAB Fixed Account is 4.00%:

          o $38,168.38 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0. The amount transferred is subject to an Excess Interest Adjustment, which reduces the amount transferred by $1,085.29 for a net transfer of $37,083.09

          o $29,666.47 is transferred to the Investment Divisions, which is 80% of the net transfer from the GMAB Fixed Account. Your new Separate Account Contract Value is $74,666.47.

          o $7,416.62 is transferred to a 5 Year Fixed Account Option, which is 20% of the net transfer from the GMAB Fixed Account. Your new Fixed Account Option value is $24,929.54

          o    Your total new Contract Value is $99,596.01.

Example 5: At the end of the Guarantee Period, the excess of the Guaranteed Value over the Contract Value, if any, is credited to your Contract Value according to your specified premium allocations.

     o Example 5a: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you do not request to re-elect the
          GMAB:

          o The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.

          o $1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.

          o $6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.

          o    Your total new Contract Value is $100,000.

          o $42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.

          o $8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $29,421.21.

          o $33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $70,578.79.

          o    Your new Guaranteed Value is $0 and your GMAB charges cease.

     o Example 5b: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you request to re-elect the GMAB:

          o The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.

          o $1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.

          o $6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.

          o    Your total new Contract Value is $100,000.

          o $12,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $30,000, which is 30% of your Contract Value.

          o $2,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $23,421.21.

          o $9,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $46,578.79.

          o    Your new Guaranteed Value is $100,000.

     o Example 5c: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you do not request to re-elect the GMAB:

          o The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.

          o    Your total Contract Value is $106,594.48.

          o $42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.

          o $8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $27,740.11.

          o $33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $78,854.37.

          o    Your new Guaranteed Value is $0 and your GMAB charges cease.

     o Example 5d: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you request to re-elect the
          GMAB:

          o The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.

          o    Your total Contract Value is $106,594.48.

          o $10,339.62 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $31,978.34, which is 30% of your Contract Value.

          o $2,067.92 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $21,344.44.

          o $8,271.70 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $53,271.70.

          o    Your new Guaranteed Value is $106,594.48.

                                   APPENDIX E


                            GMWB PROSPECTUS EXAMPLES


Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 6%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 6%, the examples will still apply if you replace the 6% in each of the bonus calculations with the appropriate bonus percentage.


EXAMPLE 1: AT ELECTION, YOUR GWB IS SET AND YOUR GAWA IS DETERMINED BASED ON THAT VALUE.

     +    Example 1a: If the GMWB is elected at issue:

          * Your initial GWB is $100,000, which is your initial Premium payment.

          *    Your  GAWA  is  $5,000,   which  is  5%  of  your   initial   GWB
               ($100,000*0.05 = $5,000).

     + Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

          * Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

          *    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     + Example 1c: If the GMWB is elected after issue when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

          * Your initial GWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

          *    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     +    Notes:

          *    If your endorsement contains a varying benefit percentage:

               - Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of the GAWA Income Option.

               - If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

          * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

          * If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.


EXAMPLE 2: IF YOUR ENDORSEMENT CONTAINS A VARYING BENEFIT PERCENTAGE, YOUR GAWA% IS DETERMINED ON THE EARLIER OF THE TIME OF YOUR FIRST WITHDRAWAL, THE DATE THAT YOUR CONTRACT VALUE REDUCES TO ZERO, THE DATE THAT THE GMWB IS CONTINUED BY A SPOUSAL BENEFICIARY WHO IS NOT A COVERED LIFE, OR UPON ELECTION OF THE LIFE INCOME OF THE GAWA INCOME OPTION. YOUR GAWA% IS SET BASED UPON YOUR ATTAINED AGE AT THAT TIME. YOUR INITIAL GAWA IS DETERMINED BASED ON THIS GAWA% AND THE GWB AT THAT TIME.

     + If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

     + If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.


EXAMPLE 3: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

     + Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

          *    Your  new  GWB is  $150,000,  which  is  your  GWB  prior  to the
               additional   Premium  payment  ($100,000)  plus  your  additional
               Premium payment ($50,000).

          * Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

     + Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

          * Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

          * Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

     +    Notes:

          *    If your endorsement contains a varying benefit percentage:

               - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

               - If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

          * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

               - If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000.

               - If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000.

          * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.


EXAMPLE 4: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS YOUR GAWA FOR ENDORSEMENTS FOR NON-QUALIFIED AND QUALIFIED CONTRACTS THAT DO NOT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA OR WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

          + Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

               * Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

               * Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

               * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     + Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

          * Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

          * Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

          * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.
               However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     +    Notes:

          * If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

          *    If your  endorsement  includes a  Guaranteed  Withdrawal  Balance
               Adjustment   provision,   your  Guaranteed   Withdrawal   Balance
               Adjustment provision is terminated since a withdrawal is taken.

          * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.


          * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

          * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 4), YOUR GWB AND GAWA ARE RE-DETERMINED.


     + Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

          * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

               - If your endorsement contains an annual Guaranteed Withdrawal Balance Step-Up provision and is effective on or after 12/03/2007, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 -
                    $5,000)) = $91,200].

               -    Otherwise,  your new GWB is $90,000,  which is the lesser of
                    1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your
                    Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000)

          * Your GAWA is recalculated based on the type of endorsement you have elected and/ the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement contains an annual Guaranteed Withdrawal Balance Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued
                    to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     + Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

          * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

               - If your endorsement contains an annual Guaranteed Withdrawal Balance Step-Up provision and is effective on or after 12/03/2007, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 -
                    $5,000)) = $90,250].

               -    Otherwise,  your new GWB is $90,000,  which is the lesser of
                    1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your
                    Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

          * Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement contains an annual Guaranteed Withdrawal Balance Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     + Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

          * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

               - If your endorsement contains an annual Guaranteed Withdrawal Balance Step-Up provision and is effective on or after 12/03/2007, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 -
                    $5,000)) = $85,500].

               -    Otherwise,  your new GWB is $45,000,  which is the lesser of
                    1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your
                    Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

          * Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement contains an annual Guaranteed Withdrawal Balance Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal
                    that      is      in       excess      of      the      GAWA
                    [$5,000*(1-($10,000-$5,000)/($55,000  - $5,000))=$4,500]. If
                    you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.


     +    Notes:

          * If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

          *    If your  endorsement  includes a  Guaranteed  Withdrawal  Balance
               Adjustment   provision,   your  Guaranteed   Withdrawal   Balance
               Adjustment provision is terminated since a withdrawal is taken.

          * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.


          * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 6: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)


     + Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).


          * If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

               - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          * However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age if your Contract Value at the time of the step-up is greater than your BDB.


               - If, in the example above, your BDB is $100,000 and the GAWA% applicable at your attained age is 6%:

                    o Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

                    o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

                    o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).


          * If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday, your Bonus Period will re-start since your bonus base has been increased due to the step-up.

     + Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000: Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).


          * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

               - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

          * If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age if your Contract Value is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000).

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000). - Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

     +    Notes:

          * Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

          * If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.


          * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.


          * If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

          * If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

          * If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

          * If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on a Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.


EXAMPLE 7: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)


     + Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

          * If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 =
               $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

                    - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday, your Bonus Period will re-start since your bonus base has been increased due to the step-up.

               - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

          * If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

                    - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday, your Bonus Period will re-start since your bonus base has been increased due to the step-up.

               - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).


     +    Notes:

          * As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.


               - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

               - If your endorsement contains an annual Guaranteed Withdrawal Balance Step-Up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

               - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

          * This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

          * Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

          * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

          * If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined). - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.

          * If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

          * If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit will be reduced dollar for dollar for the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

          * If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on a Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.


          * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 8: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES DURING THE BONUS PERIOD IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

     + Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $106,000, which is equal to your GWB plus 6% of your bonus base ($100,000 + $100,000*0.06 = $106,000).

          * Your GAWA for the next year is recalculated to equal $5,300, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($106,000*0.05 =
               $5,300).

          * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($106,000 / $5,300 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     + Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $96,000, which is equal to your GWB plus 6% of your bonus base ($90,000 + $100,000*0.06 = $96,000).

          * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or
               2) 5% of your new GWB ($96,000*0.05 = $4,800).

          * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($96,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     +    Notes:

          * Your bonus base is not recalculated upon the application of the bonus to your GWB.

          * If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

          * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

          * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.

          * If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.


EXAMPLE 9: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH A LEVEL BENEFIT PERCENTAGE EFFECTIVE ON OR AFTER 05/01/2006.)


     + Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

          * Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).


          * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

     + Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

          * You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.


          * The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

     + Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

          * Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).


          * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

          * Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

     +    Notes:


          * If your endorsement is effective on or after 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 60th birthday. Otherwise, your reset date is the Contract Anniversary on or immediately following your 65th birthday.


EXAMPLE 10: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION.)

     + If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

          * If your endorsement has a level benefit percentage, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 65. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

          * If your endorsement has a varying benefit percentage, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

          * The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

          * Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

     +    Notes:

          * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

          * If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.

EXAMPLE 11: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT, YOUR GWB IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT PROVISION.)

     + Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

          * Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

     + Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

          * Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

     +    Notes:

          * The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).

          * Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

          * No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

          * No adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.

EXAMPLE 12: ON EACH CONTRACT MONTHLY ANNIVERSARY, FUNDS ARE TRANSFERRED TO OR FROM THE GMWB FIXED ACCOUNT VIA THE FORMULAS DEFINED IN THE TRANSFER OF ASSETS METHODOLOGY IN APPENDIX G. THE ANNUITY FACTORS REFERENCED IN THIS EXAMPLE ARE ALSO FOUND IN APPENDIX G. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A TRANSFER OF ASSETS PROVISION.)

     + Example 12a: If on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

          * Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).

          * The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

          * Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account. The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) =
               $57,800].

          * Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).

          * Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 /
               ($95,000 + $5,000)) = $40,090].

          * Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

     + Example 12b: If on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

          * Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).

          * The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

          * Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account
               Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) =
               $30,100].

          * Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).

          * Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

          * Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

     + Example 12c: If on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

          * Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).

          * The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.

          * Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1
               - 0.80) = $68,300].

          * Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).

          * Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

          * Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

     +    Notes:

          * If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age at the time of the calculation multiplied by your GWB at that time.

          * The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value. The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

          * Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).

          * No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

                                   APPENDIX F

              LIFEGUARD SELECT GMWB TRANSFER OF ASSETS METHODOLOGY



On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

LIABILITY = GAWA X ANNUITY FACTOR

     If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

     The table of annuity factors (as shown below) is set at election of the LifeGuard Select GMWB and does not change.


RATIO = (LIABILITY - GMWB FIXED ACCOUNT CONTRACT VALUE) / (SEPARATE ACCOUNT CONTRACT VALUE + FIXED ACCOUNT CONTRACT VALUE)

     If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.


THE TRANSFER AMOUNT IS DETERMINED AS FOLLOWS:

     If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

     1.  The GMWB Fixed Account Contract Value; or
     2. (GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) - Liability) / (1-80%).

     If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

     1.  Separate Account Contract Value + Fixed Account Contract Value; or
     2. (Liability - GMWB Fixed Account Contract Value - 80% x (Separate Account Contract Value + Fixed Account Contract Value)) / (1-80%).

     Otherwise, no funds are transferred.

                                                     LIFEGUARD SELECT
                                               Transfer of Assets Provision
                                                     Annuity Factors*


Age**                                                    Contract Monthly Anniversary
               1         2         3         4         5         6          7         8         9        10        11        12

         --------------------------------------------------------------------------------------------------------------------------

65             15.26     15.22     15.19     15.15     15.12     15.08      15.05     15.01     14.97     14.94     14.90     14.87
66             14.83     14.79     14.76     14.72     14.68     14.65      14.61     14.57     14.54     14.50     14.46     14.43
67             14.39     14.35     14.32     14.28     14.25     14.21      14.18     14.14     14.10     14.07     14.03     14.00
68             13.96     13.92     13.89     13.85     13.81     13.77      13.74     13.70     13.66     13.62     13.59     13.55
69             13.51     13.47     13.44     13.40     13.37     13.33      13.30     13.26     13.22     13.19     13.15     13.12
70             13.08     13.04     13.01     12.97     12.93     12.89      12.86     12.82     12.78     12.74     12.71     12.67
71             12.63     12.59     12.56     12.52     12.48     12.44      12.41     12.37     12.33     12.29     12.26     12.22
72             12.18     12.14     12.11     12.07     12.03     12.00      11.96     11.92     11.89     11.85     11.81     11.78
73             11.74     11.70     11.67     11.63     11.60     11.56      11.53     11.49     11.45     11.42     11.38     11.35
74             11.31     11.27     11.24     11.20     11.16     11.12      11.09     11.05     11.01     10.97     10.94     10.90
75             10.86     10.82     10.79     10.75     10.72     10.68      10.65     10.61     10.57     10.54     10.50     10.47
76             10.43     10.39     10.36     10.32     10.28     10.25      10.21     10.17     10.14     10.10     10.06     10.03
77              9.99      9.96      9.92      9.89      9.85      9.82       9.78      9.75      9.71      9.68      9.64      9.61
78              9.57      9.54      9.50      9.47      9.43      9.40       9.36      9.33      9.29      9.26      9.22      9.19
79              9.15      9.12      9.08      9.05      9.01      8.98       8.94      8.91      8.87      8.84      8.80      8.77
80              8.73      8.70      8.66      8.63      8.60      8.56       8.53      8.50      8.46      8.43      8.40      8.36
81              8.33      8.30      8.26      8.23      8.20      8.16       8.13      8.10      8.06      8.03      8.00      7.96
82              7.93      7.90      7.86      7.83      7.80      7.76       7.73      7.70      7.66      7.63      7.60      7.56
83              7.53      7.50      7.47      7.44      7.41      7.38       7.35      7.31      7.28      7.25      7.22      7.19
84              7.16      7.13      7.10      7.07      7.04      7.01       6.98      6.95      6.92      6.89      6.86      6.83
85              6.80      6.77      6.74      6.71      6.68      6.65       6.62      6.59      6.56      6.53      6.50      6.47
86              6.44      6.41      6.39      6.36      6.33      6.30       6.28      6.25      6.22      6.19      6.17      6.14
87              6.11      6.08      6.06      6.03      6.00      5.98       5.95      5.92      5.90      5.87      5.84      5.82
88              5.79      5.76      5.74      5.71      5.69      5.66       5.64      5.61      5.58      5.56      5.53      5.51
89              5.48      5.46      5.43      5.41      5.38      5.36       5.34      5.31      5.29      5.26      5.24      5.21
90              5.19      5.17      5.14      5.12      5.10      5.07       5.05      5.03      5.00      4.98      4.96      4.93
91              4.91      4.89      4.87      4.85      4.83      4.81       4.79      4.76      4.74      4.72      4.70      4.68
92              4.66      4.64      4.62      4.60      4.58      4.56       4.54      4.51      4.49      4.47      4.45      4.43
93              4.41      4.39      4.37      4.35      4.33      4.31       4.30      4.28      4.26      4.24      4.22      4.20
94              4.18      4.16      4.14      4.13      4.11      4.09       4.07      4.05      4.03      4.02      4.00      3.98
95              3.96      3.94      3.93      3.91      3.89      3.87       3.86      3.84      3.82      3.80      3.79      3.77
96              3.75      3.73      3.72      3.70      3.68      3.66       3.65      3.63      3.61      3.59      3.58      3.56
97              3.54      3.52      3.51      3.49      3.47      3.46       3.44      3.42      3.41      3.39      3.37      3.36
98              3.34      3.32      3.31      3.29      3.27      3.26       3.24      3.22      3.21      3.19      3.17      3.16
99              3.14      3.12      3.11      3.09      3.07      3.06       3.04      3.02      3.01      2.99      2.97      2.96
100             2.94      2.92      2.91      2.89      2.87      2.85       2.84      2.82      2.80      2.78      2.77      2.75
101             2.73      2.71      2.70      2.68      2.66      2.65       2.63      2.61      2.60      2.58      2.56      2.55
102             2.53      2.51      2.50      2.48      2.46      2.45       2.43      2.41      2.40      2.38      2.36      2.35
103             2.33      2.31      2.30      2.28      2.26      2.24       2.23      2.21      2.19      2.17      2.16      2.14
104             2.12      2.10      2.09      2.07      2.06      2.04       2.03      2.01      1.99      1.98      1.96      1.95
105             1.93      1.91      1.90      1.88      1.87      1.85       1.84      1.82      1.80      1.79      1.77      1.76
106             1.74      1.73      1.71      1.70      1.68      1.67       1.65      1.64      1.62      1.61      1.59      1.58
107             1.56      1.55      1.53      1.52      1.50      1.49       1.47      1.46      1.44      1.43      1.41      1.40
108             1.38      1.37      1.35      1.34      1.33      1.31       1.30      1.29      1.27      1.26      1.25      1.23
109             1.22      1.21      1.19      1.18      1.17      1.15       1.14      1.13      1.11      1.10      1.09      1.07
110             1.06      1.05      1.04      1.03      1.01      1.00       0.99      0.98      0.97      0.96      0.94      0.93
111             0.92      0.91      0.90      0.89      0.88      0.87       0.86      0.84      0.83      0.82      0.81      0.80
112             0.79      0.78      0.77      0.76      0.75      0.74       0.73      0.72      0.71      0.70      0.69      0.68
113             0.67      0.66      0.65      0.64      0.63      0.62       0.62      0.61      0.60      0.59      0.58      0.57
114             0.56      0.55      0.54      0.54      0.53      0.52       0.51      0.50      0.49      0.49      0.48      0.47
115             0.46      0.42      0.38      0.35      0.31      0.27       0.23      0.19      0.15      0.12      0.08      0.04

* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

**Age as of Issue Date or most recent Contract Monthly Anniversary. All Owners aged 55-65 at issue will be assumed to be age 65 at issue for the purpose of determining the applicable annuity factor.

                                   APPENDIX G

                     FUTUREGUARD 6 GMIB PROSPECTUS EXAMPLES

The following examples assume that you elected the FutureGuard 6 GMIB when you purchased your Contract and no other optional benefits were elected.

EXAMPLE 1: AT ISSUE, ALL GMIB VALUES ARE INITIALIZED.

If your Contract is issued with a $100,000 initial premium payment (net of any applicable premium taxes and sales charges):

     -    The Step-Up Date is equal to the Issue Date.

     - The Step-Up Value is equal to $100,000, which is your initial premium payment.

     -    Your  Roll-Up  Component  is equal to  $100,000,  which is the Step-Up
          Value.

     - Your Greatest Contract Anniversary Value (GCAV) Component is equal to $100,000, which is your initial premium payment.

     - Neither Component is permitted to exceed $300,000, which is 300% of your initial premium payment. (These examples will refer to this limit as the "benefit cap".)

     - Your GMIB Benefit Base is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.

     - The earliest date that you may elect to exercise the GMIB is on the 10th Contract Anniversary, which is 10 years from the most recent Step-Up Date.

EXAMPLE 2: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR ROLL-UP COMPONENT, GCAV COMPONENT, BENEFIT CAP AND GMIB BENEFIT BASE ARE RE-DETERMINED.

If you make an additional premium payment of $50,000 (net of any applicable premium taxes and sales charges) and your Roll-Up Component is equal to $180,000, your GCAV Component is equal to $160,000, your benefit cap is equal to $300,000 and your GMIB Benefit Base is equal to $180,000 at the time of payment:

     -    The Step-Up Date does not change.

     -    The Step-Up Value does not change.

     - Your Roll-Up Component is equal to $230,000, which is the Roll-Up Component prior to the premium payment plus the premium payment.

     - Your GCAV Component is equal to $210,000, which is the GCAV Component prior to the premium payment plus the premium payment.

     - Your benefit cap is equal to $450,000, which is the benefit cap prior to the premium payment plus 300% of the premium payment.

     - Your GMIB Benefit Base is equal to $230,000, which is the greater of the Roll-Up Component and the GCAV Component.

     - The earliest date that you may elect to exercise the GMIB does not change.

EXAMPLE 3: UPON A PARTIAL WITHDRAWAL, YOUR ROLL-UP COMPONENT, GCAV COMPONENT, BENEFIT CAP AND GMIB BENEFIT BASE ARE RE-DETERMINED.

If you request a single partial withdrawal of $30,000 (including any applicable charges and adjustments), no other partial withdrawals are made during the Contract Year, and your Contract Value is equal to $120,000, your Roll-Up Component on the previous Contract Anniversary is equal to $125,000, your GCAV Component is equal to $132,000, your benefit cap is equal to $300,000, and your GMIB Benefit Base is equal to $132,000 at the time of the withdrawal:

     -    The Step-Up Date does not change.

     -    The Step-Up Value does not change.

     - Your Roll-Up Component will not be adjusted until the end of the Contract Year (assuming that the GMIB is not exercised before then), at which point it will be equal to:

     - The Roll-Up Component on the previous Contract Anniversary accumulated at 6% ($125,000 x 1.06 = $132,500),

     - Less the portion of total withdrawals in the Contract Year that are less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary (0.06 x $125,000 = $7,500);

     - Multiplied by the percentage reduction in Contract Value attributable to total withdrawals in the Contract Year in excess of 6% of the Roll-Up Component on the previous Contract Anniversary (1 - [$30,000 - $7,500]/[$120,000 - $7,500] = 0.8).

     -    Your  Roll-Up  Component  is  equal to  [$132,500  -  $7,500]  x 0.8 =
          $100,000.

     - Your GCAV Component is adjusted at the time of the partial withdrawal, at which point it will be equal to $99,000, which is the GCAV Component prior to the partial withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (1 - $30,000/$120,000 = 0.75).

     - Your benefit cap is equal to $270,000, which is the benefit cap prior to the partial withdrawal less the amount of the partial withdrawal.

     - Your GMIB Benefit Base at the end of the Contract Year is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.

     - The earliest date that you may elect to exercise the GMIB does not change.

EXAMPLE 4: ON EACH CONTRACT ANNIVERSARY PRIOR TO THE ANNUITANT'S 75TH BIRTHDAY, YOU MAY ELECT TO STEP UP YOUR ROLL-UP COMPONENT TO THE CONTRACT VALUE, IN WHICH CASE THE STEP-UP DATE, STEP-UP VALUE, EARLIEST DATE THAT YOU MAY ELECT TO EXERCISE THE GMIB, AND YOUR ROLL-UP COMPONENT WILL BE RE-DETERMINED. IN ADDITION, ON EACH CONTRACT ANNIVERSARY PRIOR TO THE ANNUITANT'S 81ST BIRTHDAY, YOUR CONTRACT VALUE IS COMPARED TO THE CONTRACT VALUES ON ALL PREVIOUS CONTRACT ANNIVERSARIES, WHICH MAY RE-DETERMINE THE GCAV COMPONENT.

Example 4a: If your Contract Value is equal to $120,000, your benefit cap is equal to $300,000, the greatest Contract Value on any previous Contract Anniversary is $100,000, your Roll-Up Component is equal to $106,000, and you elect to step up your Roll-Up Component to the Contract Value:

     -    The  Step-Up  Date  is  equal  to the  date  of the  current  Contract
          Anniversary.

     - The Step-Up Value is equal to $120,000, which is the Contract Value on the Step-Up Date.

     -    Your  Roll-Up  Component  is equal to  $120,000,  which is the Step-Up
          Value.

     - Your GCAV Component is equal to $120,000, which is the greatest Contract Value on any Contract Anniversary.

     - Your benefit cap does not change because no premium payments were made and no withdrawals were taken.

     - Your GMIB Benefit Base is equal to $120,000, which is the greater of the Roll-Up Component and the GCAV Component.

     -    You may not elect to exercise your GMIB for 10 years.

Example 4b: If your Contract Value is equal to $310,000, your benefit cap is equal to $300,000, the greatest Contract Value on any previous Contract Anniversary is $260,000, your Roll-Up Component is equal to $250,000, and you elect to step up your Roll-Up Component to the Contract Value:

     -    The  Step-Up  Date  is  equal  to the  date  of the  current  Contract
          Anniversary.

     - The Step-Up Value is equal to $310,000, which is the Contract Value on the Step-Up Date.

     - Your Roll-Up Component is equal to $300,000, which is the lesser of the Step-Up Value and the benefit cap.

     - Your GCAV Component is equal to $300,000, which is the lesser of the greatest Contract Value on any Contract Anniversary and the benefit cap.

     - Your benefit cap does not change because no premium payments were made and no withdrawals were taken.

     - Your GMIB Benefit Base is equal to $300,000, which is the greater of the Roll-Up Component and the GCAV Component.

     -    You may not elect to exercise your GMIB for 10 years.

Example 4c: If your Contract Value is equal to $130,000, your benefit cap is equal to $300,000, the greatest Contract Value on any previous Contract Anniversary is $150,000 but your GCAV Component has been reduced by a subsequent withdrawal to $120,000, your Roll-Up Component is equal to $140,000, and your GMIB Benefit Base is $140,000:

     - The Step-Up Date does not change because the Contract Value is less than the Roll-Up Component, which means that step up is not available.

     -    The Step-Up Value does not change because step up did not occur.

     -    Your Roll-Up Component does not change because step up did not occur.

     - Your GCAV Component does not change because the Contract Value on the current Contract Anniversary is not the greatest Contract Value on any Contract Anniversary.

     - Your benefit cap does not change because no premium payments were made and no withdrawals were taken.

     - The GMIB Benefit Base does not change because neither the Roll-Up Component nor the GCAV Component changed.

     - The earliest date that you may elect to exercise the GMIB does not change because step up did not occur.

EXAMPLE 5: IF YOUR CONTRACT VALUE FALLS TO ZERO AND YOUR GMIB BENEFIT BASE IS GREATER THAN ZERO, THEN ALL WITHDRAWALS TAKEN FROM THE CONTRACT WILL BE EXAMINED IN ORDER TO DETERMINE THE ELIGIBILITY OF THE GMIB BENEFIT BASE FOR AUTOMATIC ANNUITIZATION.

Example 5a: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and all withdrawals from the Contract have been Required Minimum
Distributions:

     -    Your GMIB Benefit Base is eligible for automatic annuitization.

     - Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

     - Unless you choose another payment frequency, you will receive monthly income payments.

     -    The GMIB and the Contract will terminate.

Example 5b: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and total withdrawals from the Contract for each individual Contract Year have been less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary:

     -    Your GMIB Benefit Base is eligible for automatic annuitization.

     - Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

     - Unless you choose another payment frequency, you will receive monthly income payments.

     -    The GMIB and the Contract will terminate.

Example 5c: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and, in one Contract Year, a withdrawal was taken that was not a Required Minimum Distribution and total withdrawals for that Contract Year exceed 6% of the Roll-Up Component on the previous Contract Anniversary:

     - The GMIB and the Contract will terminate because your GMIB Benefit Base is not eligible for automatic annuitization.

                                   APPENDIX H


                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 16, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):

                    JNL/Western High Yield Bond Fund TO JNL/Western Asset High Yield Bond Fund
                     JNL/Western Strategic Bond Fund TO JNL/Western Asset Strategic Bond Fund
     JNL/Western U.S. Government & Quality Bond Fund TO JNL/Western Asset U.S. Government & Quality Bond Fund
                         JNL/Putnam Value Equity Fund TO JNL/PPM America Value Equity Fund

Effective April 30, 2007, the names of these Investment Divisions changed
(whether or not in connection with a sub-adviser change):

                             JNL/FMR Mid-Cap Equity Fund TO JNL/FI Mid-Cap Equity Fund
                                   JNL/FMR Balanced Fund TO JNL/FI Balanced Fund
                  JNL/Western Asset High Yield Bond Fund TO JNL/PPM America High Yield Bond Fund
                  JNL/Western Asset Strategic Bond Fund TO JNL/Goldman Sachs Core Plus Bond Fund
     JNL/Western Asset U.S. Government & Quality Bond Fund TO JNL/JPMorgan U.S. Government & Quality Bond Fund

Effective April 30, 2007 the following mergers took place among the divisions:

JNL/Alger Growth Fund and JNL/Oppenheimer Growth Fund MERGED INTO JNL/T. Rowe Price Established Growth Fund

JNL/Mellon Capital Management DowSM 10 Fund (NY), JNL/Mellon Capital Management S&P(R) 10 Fund (NY), JNL/Mellon Capital Management JNL 5 Fund, and JNL/Mellon Capital Management Global 15 Fund (NY) MERGED INTO JNL/Mellon Capital Management JNL 5 Fund

Also effective January 16, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/PIMCO Real Return Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.

Also effective April 30, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management S&P(R) SMid 60 Fund, and JNL/Mellon Capital Management NYSE(R) International 25 Fund.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.


ACCUMULATION UNIT VALUES
BASE CONTRACT WITH $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER - 1.00%
(CONTRACTS ISSUED BEFORE MAY 3, 2004)

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/AIM Large Cap Growth Division(525)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.33           $10.57             N/A              N/A
    End of period                             $12.84           $12.03           $11.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,077           31,112           31,112             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(860)

  Accumulation unit value:
    Beginning of period                       $11.62           $10.74             N/A              N/A              N/A
    End of period                             $15.69           $11.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,379           31,956             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(525)

  Accumulation unit value:
    Beginning of period                       $12.97           $12.08           $11.71             N/A              N/A
    End of period                             $14.70           $12.97           $12.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,947           11,947           11,947             N/A              N/A

JNL/Alger Growth Division(502)

  Accumulation unit value:
    Beginning of period                       $20.13           $18.11           $18.51             N/A              N/A
    End of period                             $20.92           $20.13           $18.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(560)

  Accumulation unit value:
    Beginning of period                       $18.19           $17.77           $17.11             N/A              N/A
    End of period                             $20.23           $18.19           $17.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,133           14,133           14,480             N/A              N/A

JNL/Eagle SmallCap Equity Division(368)

  Accumulation unit value:
    Beginning of period                       $20.54           $20.23           $17.20           $15.15             N/A
    End of period                             $24.42           $20.54           $20.23           $17.20             N/A
  Accumulation units outstanding
  at the end of period                        16,134           19,032            5,805            2,512             N/A

JNL/FMR Balanced Division(525)

  Accumulation unit value:
    Beginning of period                       $11.32           $10.39            $9.74             N/A              N/A
    End of period                             $12.42           $11.32           $10.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,839           61,925           64,483             N/A              N/A

JNL/FMR MidCap Equity Division(368)

  Accumulation unit value:
    Beginning of period                       $22.95           $21.83           $18.69           $16.77             N/A
    End of period                             $25.46           $22.95           $21.83           $18.69             N/A
  Accumulation units outstanding
  at the end of period                           -                -              1,922            1,922             N/A




INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1218)

  Accumulation unit value:
    Beginning of period                       $10.91             N/A              N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,411             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1044)

  Accumulation unit value:
    Beginning of period                       $12.35             N/A              N/A              N/A              N/A
    End of period                             $12.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A




INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(346)

  Accumulation unit value:
    Beginning of period                       $15.36           $14.01           $12.16           $10.43             N/A
    End of period                             $18.64           $15.36           $14.01           $12.16             N/A
  Accumulation units outstanding
  at the end of period                         3,119            4,258            4,721            5,447             N/A

JNL/JPMorgan International Value
Division(316)

  Accumulation unit value:
    Beginning of period                       $12.63           $10.76            $8.87            $6.22             N/A
    End of period                             $16.50           $12.63           $10.76            $8.87             N/A
  Accumulation units outstanding
  at the end of period                        48,819           28,235           16,875            8,019             N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(741)

  Accumulation unit value:
    Beginning of period                       $19.09           $17.25             N/A              N/A              N/A
    End of period                             $21.65           $19.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,820           48,655             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(368)

  Accumulation unit value:
    Beginning of period                       $15.58           $15.04           $13.17           $11.30             N/A
    End of period                             $18.02           $15.58           $15.04           $13.17             N/A
  Accumulation units outstanding
  at the end of period                         1,744            8,791            4,579            2,661             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Mellon Capital Management
(MCM) 25 Division(324)

  Accumulation unit value:
    Beginning of period                       $11.80           $12.28           $10.17            $7.61             N/A
    End of period                             $13.11           $11.80           $12.28           $10.17             N/A
  Accumulation units outstanding
  at the end of period                        125,351          120,015          169,648          92,510             N/A

JNL/MCM Bond Index Division(525)

  Accumulation unit value:
    Beginning of period                       $11.34           $11.25           $11.13             N/A              N/A
    End of period                             $11.64           $11.34           $11.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,171           46,513           45,833             N/A              N/A

JNL/MCM Communications Sector
Division(1100)

  Accumulation unit value:
    Beginning of period                        $5.15             N/A              N/A              N/A              N/A
    End of period                              $6.29             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,734             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(750)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.79             N/A              N/A              N/A
    End of period                             $12.11           $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,609            4,627             N/A              N/A              N/A

JNL/MCM Dow 10 Division(324)

  Accumulation unit value:
    Beginning of period                        $9.19            $9.84            $9.67            $7.53             N/A
    End of period                             $11.79            $9.19            $9.84            $9.67             N/A
  Accumulation units outstanding
  at the end of period                        152,359          144,835          176,252          91,838             N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/MCM Enhanced S&P 500 Stock
Index Division(346)

  Accumulation unit value:
    Beginning of period                        $8.79            $8.51            $7.73            $6.90             N/A
    End of period                             $10.16            $8.79            $8.51            $7.73             N/A
  Accumulation units outstanding
  at the end of period                        29,698           30,764           31,825            8,237             N/A

JNL/MCM Financial Sector Division(1167)

  Accumulation unit value:
    Beginning of period                       $14.48             N/A              N/A              N/A              N/A
    End of period                             $15.34             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,420             N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(324)

  Accumulation unit value:
    Beginning of period                       $13.18           $12.08            $9.52            $7.19             N/A
    End of period                             $18.28           $13.18           $12.08            $9.52             N/A
  Accumulation units outstanding
  at the end of period                        108,659          111,736          171,645          82,057             N/A

JNL/MCM Healthcare Sector Division(750)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.82             N/A              N/A              N/A
    End of period                             $12.38           $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,800            4,615             N/A              N/A              N/A

JNL/MCM International Index Division(324)

  Accumulation unit value:
    Beginning of period                       $15.44           $13.76           $11.63            $8.85             N/A
    End of period                             $19.19           $15.44           $13.76           $11.63             N/A
  Accumulation units outstanding
  at the end of period                        31,986           39,277           32,433            5,828             N/A

JNL/MCM JNL 5 Division(980)

  Accumulation unit value:
    Beginning of period                       $11.96           $12.00             N/A              N/A              N/A
    End of period                             $14.07           $11.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        209,590          205,908            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(750)

  Accumulation unit value:
    Beginning of period                       $24.15           $17.82             N/A              N/A              N/A
    End of period                             $28.88           $24.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,700           22,939             N/A              N/A              N/A

JNL/MCM S&P 10 Division(324)

  Accumulation unit value:
    Beginning of period                       $13.88           $10.21            $8.77            $7.65             N/A
    End of period                             $14.38           $13.88           $10.21            $8.77             N/A
  Accumulation units outstanding
  at the end of period                        135,102          151,563          190,696          100,935            N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(324)

  Accumulation unit value:
    Beginning of period                       $14.43           $13.02           $11.36            $8.86             N/A
    End of period                             $15.67           $14.43           $13.02           $11.36             N/A
  Accumulation units outstanding
  at the end of period                        37,443           37,333           45,926            6,909             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/MCM S&P 500 Index Division(324)

  Accumulation unit value:
    Beginning of period                       $10.99           $10.64            $9.76            $8.15             N/A
    End of period                             $12.52           $10.99           $10.64            $9.76             N/A
  Accumulation units outstanding
  at the end of period                        58,087           57,589           88,091           31,111             N/A

JNL/MCM Select Small-Cap Division(346)

  Accumulation unit value:
    Beginning of period                       $20.36           $18.88           $16.94           $13.74             N/A
    End of period                             $22.07           $20.36           $18.88           $16.94             N/A
  Accumulation units outstanding
  at the end of period                        67,859           68,349           98,604           53,679             N/A

JNL/MCM Small Cap Index Division(324)

  Accumulation unit value:
    Beginning of period                       $13.77           $13.34           $11.47            $8.50             N/A
    End of period                             $16.01           $13.77           $13.34           $11.47             N/A
  Accumulation units outstanding
  at the end of period                        26,364           42,319           36,440            4,844             N/A

JNL/MCM Technology Sector Division(750)

  Accumulation unit value:
    Beginning of period                        $5.95            $5.49             N/A              N/A              N/A
    End of period                              $6.44            $5.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,134           18,206             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(699)

  Accumulation unit value:
    Beginning of period                       $15.72           $11.44           $10.55             N/A              N/A
    End of period                             $15.35           $15.72           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        52,711           59,946           10,790             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Oppenheimer Global Growth
Division(368)

  Accumulation unit value:
    Beginning of period                       $12.96           $11.50            $9.85            $8.20             N/A
    End of period                             $15.00           $12.96           $11.50            $9.85             N/A
  Accumulation units outstanding
  at the end of period                        39,340           39,300           16,918            5,204             N/A

JNL/Oppenheimer Growth Division(346)

  Accumulation unit value:
    Beginning of period                        $9.00            $8.33            $8.07            $7.69             N/A
    End of period                              $9.35            $9.00            $8.33            $8.07             N/A
  Accumulation units outstanding
  at the end of period                        19,090           22,195           24,547           17,879             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(316)

  Accumulation unit value:
    Beginning of period                       $14.54           $14.35           $13.88           $13.72             N/A
    End of period                             $14.90           $14.54           $14.35           $13.88             N/A
  Accumulation units outstanding
  at the end of period                        25,761           27,893           26,214            3,635             N/A

JNL/PPM America High Yield Bond
Division(560)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $16.16             N/A              N/A
    End of period                               N/A              N/A            $16.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Putnam Midcap Growth Division(802)

  Accumulation unit value:
    Beginning of period                        $8.57            $7.68             N/A              N/A              N/A
    End of period                              $8.97            $8.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(367)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.23            $9.22             N/A
    End of period                               N/A              N/A            $10.48           $10.23             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             26,304             N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(519)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $11.15             N/A              N/A
    End of period                               N/A              N/A            $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(368)

  Accumulation unit value:
    Beginning of period                       $13.99           $13.03           $11.68           $10.58             N/A
    End of period                             $16.01           $13.99           $13.03           $11.68             N/A
  Accumulation units outstanding
  at the end of period                        46,080           46,259           70,370             864              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(560)

  Accumulation unit value:
    Beginning of period                       $24.95           $23.93           $22.20             N/A              N/A
    End of period                             $28.08           $24.95           $23.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,145            2,145            2,359             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(346)

  Accumulation unit value:
    Beginning of period                       $28.13           $27.14           $24.55           $21.78             N/A
    End of period                             $29.13           $28.13           $27.14           $24.55             N/A
  Accumulation units outstanding
  at the end of period                         1,878           10,020            2,275            2,610             N/A

JNL/Select Money Market Division(575)

  Accumulation unit value:
    Beginning of period                       $12.93           $12.72           $12.72             N/A              N/A
    End of period                             $13.38           $12.93           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -             236,527            N/A              N/A





INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Select Value Division(346)

  Accumulation unit value:
    Beginning of period                       $17.77           $16.59           $14.60           $12.67             N/A
    End of period                             $21.27           $17.77           $16.59           $14.60             N/A
  Accumulation units outstanding
  at the end of period                        19,813            6,972            7,728            8,970             N/A

JNL/T.Rowe Price Established Growth
Division(368)

  Accumulation unit value:
    Beginning of period                       $28.15           $26.80           $24.64           $22.35             N/A
    End of period                             $31.69           $28.15           $26.80           $24.64             N/A
  Accumulation units outstanding
  at the end of period                         9,688           19,348            1,982            1,982             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(316)

  Accumulation unit value:
    Beginning of period                       $39.30           $34.79           $29.77           $22.26             N/A
    End of period                             $41.56           $39.30           $34.79           $29.77             N/A
  Accumulation units outstanding
  at the end of period                        25,953           36,051           18,034            3,414             N/A

JNL/T.Rowe Price Value Division(502)

  Accumulation unit value:
    Beginning of period                       $14.15           $13.47           $12.29             N/A              N/A
    End of period                             $16.82           $14.15           $13.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        73,509           47,430           46,459             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.54           $13.45           $13.05             N/A              N/A
    End of period                             $14.81           $13.54           $13.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,451            8,451            9,293             N/A              N/A

JNL/Western Asset Strategic Bond
Division(346)

  Accumulation unit value:
    Beginning of period                       $19.67           $19.36           $18.29           $18.01             N/A
    End of period                             $20.39           $19.67           $19.36           $18.29             N/A
  Accumulation units outstanding
  at the end of period                         5,623            5,950            6,348            6,309             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Western Asset U.S. Government
& Quality Bond Division(560)

  Accumulation unit value:
    Beginning of period                       $16.41           $16.20           $15.72             N/A              N/A
    End of period                             $16.78           $16.41           $16.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,632           13,632           14,991             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.71%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(983)

  Accumulation unit value:
    Beginning of period                       $11.42           $11.42             N/A              N/A              N/A
    End of period                             $15.00           $11.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,668             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(983)

  Accumulation unit value:
    Beginning of period                       $10.21           $10.21             N/A              N/A              N/A
    End of period                             $12.99           $10.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,101             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.46             N/A              N/A              N/A              N/A
    End of period                              $5.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(933)

  Accumulation unit value:
    Beginning of period                       $20.25           $19.95             N/A              N/A              N/A
    End of period                             $23.57           $20.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              5,184             N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(983)

  Accumulation unit value:
    Beginning of period                        $4.99            $4.99             N/A              N/A              N/A
    End of period                              $5.26            $4.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,196             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Putnam Midcap Growth Division(828)

  Accumulation unit value:
    Beginning of period                        $7.35            $6.39             N/A              N/A              N/A
    End of period                              $7.49            $7.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth Division(828)

  Accumulation unit value:
    Beginning of period                       $29.46           $25.27             N/A              N/A              N/A
    End of period                             $30.32           $29.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Value Division(933)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.49             N/A              N/A              N/A
    End of period                             $14.04           $12.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A







----------------------------------------------------------------------------------------------------------------------
QUESTIONS:  If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:                                     1 (800) 766-4683 (8 a.m. - 8 p.m. ET)

             MAIL ADDRESS:                                  P.O. Box 17240, Denver, Colorado 80217-0240

             DELIVERY ADDRESS:                              7601 Technology Way, Denver, Colorado 80237

INSTITUTIONAL MARKETING GROUP                               1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
SERVICE CENTER:
(for Contracts purchased through a bank
or another financial institution)

             MAIL ADDRESS:                                  P.O. Box 30392, Lansing, Michigan 48909-7892

             DELIVERY ADDRESS:                              1 Corporate Way, Lansing, Michigan 48951
                                                            Attn:  IMG

HOME OFFICE:                                                1 Corporate Way, Lansing, Michigan 48951
----------------------------------------------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION



                                DECEMBER 3, 2007




                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)




This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated December 3, 2007. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 17240, Denver, Colorado 80217-0240 (for Perspective II) or FTAM, 38 Fountain Square Plaza, MD 1090D2, Cincinnati, Ohio 45263 (for Fifth Third Perspective), or calling 1-800-766-4683.





                                TABLE OF CONTENTS

                                                                   PAGE

General Information and History                                       2

Services                                                              5

Purchase of Securities Being Offered                                  5

Underwriters                                                          5

Calculation of Performance                                            5

Additional Tax Information                                            7

Annuity Provisions                                                    17

Net Investment Factor                                                 18

Condensed Financial Information                                       19

GENERAL INFORMATION AND HISTORY

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson(SM)). Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the Standard & Poor's MidCap 400 Index, and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks oF The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE International 100 Index(SM)" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 Index(SM)" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 Index(SM)" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 Index(SM) or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEX(SM);

     o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

SERVICES

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.


The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of _____, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Jackson National Life Insurance Company's audit report refers to the adoption effective January 1, 2004 of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." ______ is located at _________.


PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

For Perspective II(R), the aggregate amount of underwriting commissions paid to broker/dealers was $210,474,026 in 2004, $245,115,634 in 2005, and $301,515,282
in 2006.

For Perspective Fifth Third, the aggregate amount of underwriting commissions paid to broker/dealers was $3,407,468 in 2004, $4,216,349 in 2005, and
$3,551,025 in 2006.

JNLD did not retain any portion of the commissions.

CALCULATION OF PERFORMANCE

When Jackson advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

            (  a-b    )6
YIELD = 2  [(  --- + 1) -1]
            (  cd     )

Where:

       a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
       b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
       c              =            the average daily number of accumulation units outstanding during the period.
       d              =            the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON'S TAX STATUS

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Perspective II Contract offers __ Investment Divisions, the Fifth Third Perspective Contract offers __ Investment Divisions and both Contracts offer at least one Fixed Account option, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the CONWAY decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Perspective II Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $4,000 for calendar year 2007 and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $15,000 elective deferral limitation in 2006. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

              *     attains age 70 1/2,

              *     severs employment,

              *     dies, or

              * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

ANNUITY UNIT VALUE

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a) is the net result of:

                  (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 16, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):


                    JNL/Western High Yield Bond Fund TO JNL/Western Asset High Yield Bond Fund
                     JNL/Western Strategic Bond Fund TO JNL/Western Asset Strategic Bond Fund
     JNL/Western U.S. Government & Quality Bond Fund TO JNL/Western Asset U.S. Government & Quality Bond Fund
                         JNL/Putnam Value Equity Fund TO JNL/PPM America Value Equity Fund

Effective April 30, 2007, the names of these Investment Divisions changed
(whether or not in connection with a sub-adviser change):

                             JNL/FMR Mid-Cap Equity Fund TO JNL/FI Mid-Cap Equity Fund
                                   JNL/FMR Balanced Fund TO JNL/FI Balanced Fund
                  JNL/Western Asset High Yield Bond Fund TO JNL/PPM America High Yield Bond Fund
                  JNL/Western Asset Strategic Bond Fund TO JNL/Goldman Sachs Core Plus Bond Fund
     JNL/Western Asset U.S. Government & Quality Bond Fund TO JNL/JPMorgan U.S. Government & Quality Bond Fund


Effective April 30, 2007 the following mergers took place among the divisions:


JNL/Alger Growth Fund and JNL/Oppenheimer Growth Fund MERGED INTO JNL/T. Rowe Price Established Growth Fund

JNL/Mellon Capital Management Dow(SM) 10 Fund (NY), JNL/Mellon Capital Management S&P(R) 10 Fund (NY), JNL/Mellon Capital Management JNL 5 Fund, and JNL/Mellon Capital Management Global 15 Fund (NY) MERGED INTO JNL/Mellon Capital Management JNL 5 Fund

Also effective January 16, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/PIMCO Real Return Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.

Also effective April 30, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management S&P(R) SMid 60 Fund, and JNL/Mellon Capital Management NYSE(R) International 25 Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

PERSPECTIVE II

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.10%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(977)

  Accumulation unit value:
    Beginning of period                       $11.98           $12.11             N/A              N/A              N/A
    End of period                             $12.78           $11.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        96,058             114              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1046)

  Accumulation unit value:
    Beginning of period                       $13.01             N/A              N/A              N/A              N/A
    End of period                             $15.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,378             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(977)

  Accumulation unit value:
    Beginning of period                       $12.91           $13.03             N/A              N/A              N/A
    End of period                             $14.62           $12.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,698             87               N/A              N/A              N/A

JNL/Alger Growth Division(718)

  Accumulation unit value:
    Beginning of period                       $19.93           $17.94           $17.42             N/A              N/A
    End of period                             $20.69           $19.93           $17.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,626           21,913           17,320             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(977)

  Accumulation unit value:
    Beginning of period                       $18.02           $18.23             N/A              N/A              N/A
    End of period                             $20.02           $18.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          612              149              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(718)

  Accumulation unit value:
    Beginning of period                       $20.35           $20.07           $19.23             N/A              N/A
    End of period                             $24.17           $20.35           $20.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,055            4,252            3,487             N/A              N/A

JNL/FMR Balanced Division(1022)

  Accumulation unit value:
    Beginning of period                       $11.64             N/A              N/A              N/A              N/A
    End of period                             $12.34             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,653             N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(1022)

  Accumulation unit value:
    Beginning of period                       $24.33             N/A              N/A              N/A              N/A
    End of period                             $25.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1119)

  Accumulation unit value:
    Beginning of period                       $11.47             N/A              N/A              N/A              N/A
    End of period                             $12.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,968             N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1062)

  Accumulation unit value:
    Beginning of period                       $12.04             N/A              N/A              N/A              N/A
    End of period                             $12.94             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,787             N/A              N/A              N/A              N/A


INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1219)

  Accumulation unit value:
    Beginning of period                       $10.25             N/A              N/A              N/A              N/A
    End of period                             $10.24             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,684             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(732)

  Accumulation unit value:
    Beginning of period                       $15.19           $13.88           $13.64             N/A              N/A
    End of period                             $18.42           $15.19           $13.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,532            2,822            2,932             N/A              N/A

JNL/JPMorgan International Value
Division(732)

  Accumulation unit value:
    Beginning of period                       $12.53           $10.68           $10.52             N/A              N/A
    End of period                             $16.35           $12.53           $10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        109,477          12,220            1,900             N/A              N/A

JNL/Lazard Emerging Markets Division(1074)

  Accumulation unit value:
    Beginning of period                        $9.17             N/A              N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,332             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(977)

  Accumulation unit value:
    Beginning of period                       $18.94           $18.96             N/A              N/A              N/A
    End of period                             $21.46           $18.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,747             553              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(977)

  Accumulation unit value:
    Beginning of period                       $15.46           $15.53             N/A              N/A              N/A
    End of period                             $17.86           $15.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,715             74               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(635)

  Accumulation unit value:
    Beginning of period                       $11.72           $12.21           $10.42             N/A              N/A
    End of period                             $13.01           $11.72           $12.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        168,669          106,405          61,962             N/A              N/A

JNL/MCM Bond Index Division(1005)

  Accumulation unit value:
    Beginning of period                       $11.27             N/A              N/A              N/A              N/A
    End of period                             $11.58             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,143             N/A              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(732)

  Accumulation unit value:
    Beginning of period                        $4.63            $4.64            $4.65             N/A              N/A
    End of period                              $6.24            $4.63            $4.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,878            4,137            4,300             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(977)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.81             N/A              N/A              N/A
    End of period                             $12.02           $10.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          520              733              N/A              N/A              N/A

JNL/MCM Dow 10 Division(635)

  Accumulation unit value:
    Beginning of period                        $9.13            $9.79            $8.81             N/A              N/A
    End of period                             $11.71            $9.13            $9.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                        290,521          127,623          76,326             N/A              N/A

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        295,121            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(977)

  Accumulation unit value:
    Beginning of period                        $8.73            $8.82             N/A              N/A              N/A
    End of period                             $10.09            $8.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,126             313              N/A              N/A              N/A

JNL/MCM Financial Sector Division(1124)

  Accumulation unit value:
    Beginning of period                       $13.57             N/A              N/A              N/A              N/A
    End of period                             $15.23             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,411             N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(635)

  Accumulation unit value:
    Beginning of period                       $13.09           $12.01            $9.73             N/A              N/A
    End of period                             $18.14           $13.09           $12.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                        195,185          117,079          63,812             N/A              N/A

JNL/MCM Healthcare Sector Division(732)

  Accumulation unit value:
    Beginning of period                       $11.69           $10.98           $10.91             N/A              N/A
    End of period                             $12.29           $11.69           $10.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,609            4,409            4,582             N/A              N/A

JNL/MCM International Index Division(728)

  Accumulation unit value:
    Beginning of period                       $15.38           $13.72           $13.20             N/A              N/A
    End of period                             $19.10           $15.38           $13.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        136,887          28,392            8,881             N/A              N/A

JNL/MCM JNL 5 Division(718)

  Accumulation unit value:
    Beginning of period                       $11.95           $10.92           $10.65             N/A              N/A
    End of period                             $14.04           $11.95           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,805,310         325,146          57,036             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(732)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.84           $10.93             N/A              N/A
    End of period                             $11.00           $10.61           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,311           17,906            2,744             N/A              N/A

JNL/MCM Oil & Gas Sector Division(732)

  Accumulation unit value:
    Beginning of period                       $23.99           $17.73           $17.85             N/A              N/A
    End of period                             $28.66           $23.99           $17.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,637            2,156            2,241             N/A              N/A

JNL/MCM S&P 10 Division(635)

  Accumulation unit value:
    Beginning of period                       $13.79           $10.16            $8.18             N/A              N/A
    End of period                             $14.27           $13.79           $10.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                        176,498          119,061          54,933             N/A              N/A

JNL/MCM S&P 24 Division(1060)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.23             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        414,300            N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(728)

  Accumulation unit value:
    Beginning of period                       $14.37           $12.98           $12.76             N/A              N/A
    End of period                             $15.59           $14.37           $12.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        88,703           19,906            5,419             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(728)

  Accumulation unit value:
    Beginning of period                       $10.95           $10.61           $10.45             N/A              N/A
    End of period                             $12.46           $10.95           $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        149,389          69,994           11,308             N/A              N/A

JNL/MCM Select Small-Cap Division(693)

  Accumulation unit value:
    Beginning of period                       $20.23           $18.78           $16.63             N/A              N/A
    End of period                             $21.91           $20.23           $18.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                        78,201           65,376           30,638             N/A              N/A

JNL/MCM Small Cap Index Division(635)

  Accumulation unit value:
    Beginning of period                       $13.71           $13.30           $10.65             N/A              N/A
    End of period                             $15.93           $13.71           $13.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        82,824           14,707            5,807             N/A              N/A

JNL/MCM Technology Sector Division(732)

  Accumulation unit value:
    Beginning of period                        $5.91            $5.84            $5.82             N/A              N/A
    End of period                              $6.40            $5.91            $5.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,331            4,961            5,156             N/A              N/A

JNL/MCM Value Line 25 Division(710)

  Accumulation unit value:
    Beginning of period                       $15.70           $11.44           $10.69             N/A              N/A
    End of period                             $15.32           $15.70           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        324,690          29,100           13,006             N/A              N/A

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                       $12.04           $11.09           $11.07             N/A              N/A
    End of period                             $13.36           $12.04           $11.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        96,113           18,257            4,517             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(718)

  Accumulation unit value:
    Beginning of period                       $12.90           $11.46           $11.24             N/A              N/A
    End of period                             $14.92           $12.90           $11.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,633             380            12,929             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(728)

  Accumulation unit value:
    Beginning of period                       $14.43           $14.26           $14.25             N/A              N/A
    End of period                             $14.77           $14.43           $14.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        85,045           10,669            5,597             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(1078)

  Accumulation unit value:
    Beginning of period                        $8.60             N/A              N/A              N/A              N/A
    End of period                              $8.91             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,703             N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(809)

  Accumulation unit value:
    Beginning of period                       $21.18           $19.41             N/A              N/A              N/A
    End of period                             $23.67           $21.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,667              -               N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(977)

  Accumulation unit value:
    Beginning of period                       $13.88           $13.96             N/A              N/A              N/A
    End of period                             $15.87           $13.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,663             631              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(732)

  Accumulation unit value:
    Beginning of period                       $10.59           $10.32           $10.32             N/A              N/A
    End of period                             $11.30           $10.59           $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        90,299            6,530            6,786             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(1101)

  Accumulation unit value:
    Beginning of period                       $13.99             N/A              N/A              N/A              N/A
    End of period                             $15.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,792             N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(728)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.51           $10.40             N/A              N/A
    End of period                             $11.92           $10.92           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        86,268           33,380            5,662             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(727)

  Accumulation unit value:
    Beginning of period                       $13.54           $12.86           $12.72             N/A              N/A
    End of period                             $15.02           $13.54           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        183,984          37,187           39,292             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(977)

  Accumulation unit value:
    Beginning of period                       $24.69           $24.78             N/A              N/A              N/A
    End of period                             $27.75           $24.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,458             446              N/A              N/A              N/A

JNL/Select Global Growth Division(1119)

  Accumulation unit value:
    Beginning of period                       $24.03             N/A              N/A              N/A              N/A
    End of period                             $26.99             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,497             N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(1078)

  Accumulation unit value:
    Beginning of period                       $27.20             N/A              N/A              N/A              N/A
    End of period                             $28.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,598             N/A              N/A              N/A              N/A

JNL/Select Money Market Division(859)

  Accumulation unit value:
    Beginning of period                       $12.79           $12.66             N/A              N/A              N/A
    End of period                             $13.23           $12.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        86,825           156,112            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(977)

  Accumulation unit value:
    Beginning of period                       $17.71           $17.85             N/A              N/A              N/A
    End of period                             $21.18           $17.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,608             115              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(977)

  Accumulation unit value:
    Beginning of period                       $27.85           $28.04             N/A              N/A              N/A
    End of period                             $31.32           $27.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,129             100              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(718)

  Accumulation unit value:
    Beginning of period                       $38.89           $34.46           $33.71             N/A              N/A
    End of period                             $41.07           $38.89           $34.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,002             238             1,326             N/A              N/A

JNL/T.Rowe Price Value Division(977)

  Accumulation unit value:
    Beginning of period                       $14.07           $14.13             N/A              N/A              N/A
    End of period                             $16.71           $14.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,208             102              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(732)

  Accumulation unit value:
    Beginning of period                       $13.42           $13.35           $13.33             N/A              N/A
    End of period                             $14.67           $13.42           $13.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,949            7,064            6,749             N/A              N/A

JNL/Western Asset Strategic Bond
Division(732)

  Accumulation unit value:
    Beginning of period                       $19.46           $19.17           $19.15             N/A              N/A
    End of period                             $20.15           $19.46           $19.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,575            6,533            6,790             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(732)

  Accumulation unit value:
    Beginning of period                       $16.24           $16.04           $16.03             N/A              N/A
    End of period                             $16.58           $16.24           $16.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        79,302            7,203            7,486             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.15%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(46)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.27           $10.37            $8.07           $10.72
    End of period                             $12.74           $11.95           $11.27           $10.37            $8.07
  Accumulation units outstanding
  at the end of period                        518,170          635,884          639,800          406,187          110,104

JNL/AIM Premier Equity II Division(54)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.49            $7.82           $10.44
    End of period                               N/A              N/A             $9.29            $9.49            $7.82
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             112,997          60,212

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                       $11.61           $10.23             N/A              N/A              N/A
    End of period                             $15.65           $11.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        294,083          74,124             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(46)

  Accumulation unit value:
    Beginning of period                       $12.89           $12.02           $11.38            $8.32           $11.20
    End of period                             $14.59           $12.89           $12.02           $11.38            $8.32
  Accumulation units outstanding
  at the end of period                        308,334          375,625          396,158          392,208          115,709

JNL/Alger Growth Division(51)

  Accumulation unit value:
    Beginning of period                       $19.83           $17.86           $17.20           $12.86           $18.09
    End of period                             $20.57           $19.83           $17.86           $17.20           $12.86
  Accumulation units outstanding
  at the end of period                        243,609          274,418          241,196          340,438          70,730

JNL/Alliance Capital Growth Division(52)

  Accumulation unit value:
    Beginning of period                         N/A            $10.10            $9.61            $7.82           $10.64
    End of period                               N/A             $9.19           $10.10            $9.61            $7.82
  Accumulation units outstanding
  at the end of period                          N/A               -             214,485          389,478          167,394






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(51)

  Accumulation unit value:
    Beginning of period                       $17.93           $17.55           $16.70           $13.56           $16.51
    End of period                             $19.92           $17.93           $17.55           $16.70           $13.56
  Accumulation units outstanding
  at the end of period                        289,854          321,376          345,613          306,401          143,943

JNL/Eagle SmallCap Equity Division(52)

  Accumulation unit value:
    Beginning of period                       $20.25           $19.98           $17.02           $12.30           $15.89
    End of period                             $24.04           $20.25           $19.98           $17.02           $12.30
  Accumulation units outstanding
  at the end of period                        181,068          178,818          216,498          176,558          110,384

JNL/FMR Balanced Division(50)

  Accumulation unit value:
    Beginning of period                       $11.23           $10.31            $9.54            $8.48            $8.99
    End of period                             $12.29           $11.23           $10.31            $9.54            $8.48
  Accumulation units outstanding
  at the end of period                        782,348          803,052          837,195          732,514          231,323

JNL/FMR MidCap Equity Division(66)

  Accumulation unit value:
    Beginning of period                       $22.59           $21.52           $18.45           $13.76           $17.82
    End of period                             $25.02           $22.59           $21.52           $18.45           $13.76
  Accumulation units outstanding
  at the end of period                        73,500           89,106           96,995           75,983           26,363






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1062)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.90             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        88,316             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(837)

  Accumulation unit value:
    Beginning of period                       $10.95           $10.17             N/A              N/A              N/A
    End of period                             $12.74           $10.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        79,160           22,083             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(837)

  Accumulation unit value:
    Beginning of period                       $11.30           $10.26             N/A              N/A              N/A
    End of period                             $12.93           $11.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        178,406          144,640            N/A              N/A              N/A
INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1066)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.23             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        203,002            N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(76)

  Accumulation unit value:
    Beginning of period                       $15.11           $13.81           $12.01            $9.45           $12.12
    End of period                             $18.31           $15.11           $13.81           $12.01            $9.45
  Accumulation units outstanding
  at the end of period                        240,861          221,983          215,184          278,306          98,850

JNL/JPMorgan International Value
Division(218)

  Accumulation unit value:
    Beginning of period                       $12.48           $10.65            $8.79            $6.38            $6.32
    End of period                             $16.28           $12.48           $10.65            $8.79            $6.38
  Accumulation units outstanding
  at the end of period                        744,308          563,329          605,767          273,510           1,450

JNL/Lazard Emerging Markets Division(1062)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        119,709            N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(46)

  Accumulation unit value:
    Beginning of period                       $18.87           $17.54           $14.23           $11.17           $13.26
    End of period                             $21.37           $18.87           $17.54           $14.23           $11.17
  Accumulation units outstanding
  at the end of period                        534,390          613,964          717,624          514,220          198,629

JNL/Lazard Small Cap Value Division(46)

  Accumulation unit value:
    Beginning of period                       $15.40           $14.89           $13.05            $9.51           $11.63
    End of period                             $17.78           $15.40           $14.89           $13.05            $9.51
  Accumulation units outstanding
  at the end of period                        594,856          703,010          859,863          715,762          216,551






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(109)

  Accumulation unit value:
    Beginning of period                       $11.68           $12.18           $10.10            $7.69            $9.73
    End of period                             $12.96           $11.68           $12.18           $10.10            $7.69
  Accumulation units outstanding
  at the end of period                       4,127,693        4,522,803        4,955,185        3,301,679         736,121

JNL/MCM Bond Index Division(46)

  Accumulation unit value:
    Beginning of period                       $11.27           $11.20           $10.93           $10.74            $9.95
    End of period                             $11.55           $11.27           $11.20           $10.93           $10.74
  Accumulation units outstanding
  at the end of period                        968,167         1,116,470        1,066,599         654,384          221,612

JNL/MCM Communications Sector
Division(489)

  Accumulation unit value:
    Beginning of period                        $4.62            $4.63            $4.15             N/A              N/A
    End of period                              $6.22            $4.62            $4.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        272,501          43,043           134,601            N/A              N/A

JNL/MCM Consumer Brands Sector
Division(475)

  Accumulation unit value:
    Beginning of period                       $10.68           $11.07           $10.17            $9.98             N/A
    End of period                             $11.98           $10.68           $11.07           $10.17             N/A
  Accumulation units outstanding
  at the end of period                        37,876           41,482           28,782            2,002             N/A

JNL/MCM Dow 10 Division(51)

  Accumulation unit value:
    Beginning of period                        $9.10            $9.76            $9.60            $7.72            $8.46
    End of period                             $11.66            $9.10            $9.76            $9.60            $7.72
  Accumulation units outstanding
  at the end of period                       5,459,116        5,682,203        6,212,817        4,095,308         952,638

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                        $9.96             N/A              N/A              N/A              N/A
    End of period                             $11.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        690,752            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(50)

  Accumulation unit value:
    Beginning of period                        $8.70            $8.44            $7.67            $6.01            $7.54
    End of period                             $10.05            $8.70            $8.44            $7.67            $6.01
  Accumulation units outstanding
  at the end of period                        630,925          709,122          860,371          636,026          93,034

JNL/MCM Financial Sector Division(483)

  Accumulation unit value:
    Beginning of period                       $12.93           $12.33           $10.99           $10.84             N/A
    End of period                             $15.17           $12.93           $12.33           $10.99             N/A
  Accumulation units outstanding
  at the end of period                        169,095          53,676           27,211             334              N/A

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                       $13.05           $11.98            $9.46            $7.19            $8.97
    End of period                             $18.08           $13.05           $11.98            $9.46            $7.19
  Accumulation units outstanding
  at the end of period                       4,196,287        4,508,326        4,943,392        3,150,048         690,608

JNL/MCM Healthcare Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $11.66           $10.96           $10.71           $10.40             N/A
    End of period                             $12.24           $11.66           $10.96           $10.71             N/A
  Accumulation units outstanding
  at the end of period                        153,529          350,173          106,846           5,952             N/A

JNL/MCM International Index Division(46)

  Accumulation unit value:
    Beginning of period                       $15.35           $13.70           $11.60            $8.54            $9.76
    End of period                             $19.05           $15.35           $13.70           $11.60            $8.54
  Accumulation units outstanding
  at the end of period                       1,341,610        1,363,338        1,252,870         759,598          175,966

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                       $11.94           $10.92            $9.91             N/A              N/A
    End of period                             $14.03           $11.94           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                       4,318,460        2,957,499         335,408            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        54,853             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(675)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.84           $10.00             N/A              N/A
    End of period                             $10.98           $10.61           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        165,880          233,389          131,063            N/A              N/A

JNL/MCM Oil & Gas Sector Division(489)

  Accumulation unit value:
    Beginning of period                       $23.92           $17.69           $13.58             N/A              N/A
    End of period                             $28.56           $23.92           $17.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        290,194          248,797          136,401            N/A              N/A

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                       $13.75           $10.13            $8.71            $7.41            $9.80
    End of period                             $14.22           $13.75           $10.13            $8.71            $7.41
  Accumulation units outstanding
  at the end of period                       4,326,773        4,997,028        5,400,564        3,584,283         740,159

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                        $9.79             N/A              N/A              N/A              N/A
    End of period                             $10.22             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,552             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(46)

  Accumulation unit value:
    Beginning of period                       $14.34           $12.96           $11.32            $8.51           $10.05
    End of period                             $15.56           $14.34           $12.96           $11.32            $8.51
  Accumulation units outstanding
  at the end of period                       1,396,063        1,513,798        1,661,893        1,109,719         251,940






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(46)

  Accumulation unit value:
    Beginning of period                       $10.93           $10.59            $9.73            $7.70            $9.83
    End of period                             $12.43           $10.93           $10.59            $9.73            $7.70
  Accumulation units outstanding
  at the end of period                       3,056,797        3,296,341        3,421,583        2,234,239         508,853

JNL/MCM Select Small-Cap Division(109)

  Accumulation unit value:
    Beginning of period                       $20.17           $18.73           $16.83           $11.50           $15.23
    End of period                             $21.83           $20.17           $18.73           $16.83           $11.50
  Accumulation units outstanding
  at the end of period                       2,327,855        2,550,098        2,784,134        1,955,316         481,052

JNL/MCM Small Cap Index Division(46)

  Accumulation unit value:
    Beginning of period                       $13.68           $13.28           $11.44            $7.93            $9.93
    End of period                             $15.89           $13.68           $13.28           $11.44            $7.93
  Accumulation units outstanding
  at the end of period                       1,181,930        1,281,527        1,357,403         915,450          203,149

JNL/MCM Technology Sector Division(484)

  Accumulation unit value:
    Beginning of period                        $5.89            $5.82            $5.82            $5.84             N/A
    End of period                              $6.37            $5.89            $5.82            $5.82             N/A
  Accumulation units outstanding
  at the end of period                        527,980          418,279          106,864            342              N/A

JNL/MCM Value Line 25 Division(675)

  Accumulation unit value:
    Beginning of period                       $15.70           $11.44           $10.00             N/A              N/A
    End of period                             $15.30           $15.70           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,612,515        1,479,098         328,544            N/A              N/A

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.09            $9.78             N/A              N/A
    End of period                             $13.34           $12.03           $11.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        791,328          682,257          105,171            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(46)

  Accumulation unit value:
    Beginning of period                       $12.86           $11.44            $9.81            $7.06            $8.90
    End of period                             $14.88           $12.86           $11.44            $9.81            $7.06
  Accumulation units outstanding
  at the end of period                        795,943          742,193          964,000          710,705          321,692

JNL/Oppenheimer Growth Division(46)

  Accumulation unit value:
    Beginning of period                        $8.94            $8.28            $8.04            $6.90            $9.01
    End of period                              $9.27            $8.94            $8.28            $8.04            $6.90
  Accumulation units outstanding
  at the end of period                        237,797          275,576          303,417          235,205          111,024

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(46)

  Accumulation unit value:
    Beginning of period                       $14.37           $14.21           $13.76           $13.28           $12.53
    End of period                             $14.70           $14.37           $14.21           $13.76           $13.28
  Accumulation units outstanding
  at the end of period                       2,050,669        2,139,981        2,364,897        2,242,766         813,642

JNL/PPM America High Yield Bond
Division(50)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.84           $13.50           $13.27
    End of period                               N/A              N/A            $16.41           $15.84           $13.50
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -            1,032,188         291,239

JNL/Putnam Equity Division(46)

  Accumulation unit value:
    Beginning of period                       $22.23           $20.68           $18.51           $14.71           $18.84
    End of period                             $25.00           $22.23           $20.68           $18.51           $14.71
  Accumulation units outstanding
  at the end of period                        50,156           57,914           79,254           59,632           22,207






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(46)

  Accumulation unit value:
    Beginning of period                        $8.50            $7.67            $6.54            $4.95            $6.83
    End of period                              $8.88            $8.50            $7.67            $6.54            $4.95
  Accumulation units outstanding
  at the end of period                        271,759          310,098          321,926          287,810          96,014

JNL/Putnam Value Equity Division(46)

  Accumulation unit value:
    Beginning of period                       $21.07           $20.31           $18.72           $15.20           $18.74
    End of period                             $23.54           $21.07           $20.31           $18.72           $15.20
  Accumulation units outstanding
  at the end of period                        209,045          233,011          246,525          238,497          69,138

JNL/S&P Core Index 100 Division(43)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.34            $8.57            $9.76
    End of period                               N/A              N/A            $10.56           $10.34            $8.57
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             683,602          324,746

JNL/S&P Core Index 50 Division(67)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.04            $7.75           $10.05
    End of period                               N/A              N/A            $10.26           $10.04            $7.75
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             146,084          57,017

JNL/S&P Core Index 75 Division(65)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.20            $8.16            $9.90
    End of period                               N/A              N/A            $10.44           $10.20            $8.16
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             208,419          129,059

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(52)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.67            $8.31           $10.48
    End of period                               N/A              N/A            $10.93           $10.67            $8.31
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             477,322          173,536

JNL/S&P Equity Growth Division I(49)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.43            $8.15           $10.02
    End of period                               N/A              N/A            $10.65           $10.43            $8.15
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             948,950          418,949

JNL/S&P Managed Aggressive Growth
Division(41)

  Accumulation unit value:
    Beginning of period                       $13.83           $12.89           $11.58            $9.24           $11.31
    End of period                             $15.80           $13.83           $12.89           $11.58            $9.24
  Accumulation units outstanding
  at the end of period                       3,536,883        3,883,573        4,465,744        1,621,097         703,200

JNL/S&P Managed Conservative Division(678)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.32            $9.98             N/A              N/A
    End of period                             $11.28           $10.58           $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        228,461          164,468          57,845             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(49)

  Accumulation unit value:
    Beginning of period                       $13.95           $13.13           $11.92            $9.91           $10.98
    End of period                             $15.74           $13.95           $13.13           $11.92            $9.91
  Accumulation units outstanding
  at the end of period                       6,126,618        6,527,981        6,967,087        4,954,238        2,128,050

JNL/S&P Managed Moderate Division(677)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.51           $10.02             N/A              N/A
    End of period                             $11.91           $10.91           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        292,307          101,267          23,172             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(43)

  Accumulation unit value:
    Beginning of period                       $13.49           $12.82           $11.83           $10.17           $11.00
    End of period                             $14.96           $13.49           $12.82           $11.83           $10.17
  Accumulation units outstanding
  at the end of period                       3,360,791        3,624,980        3,890,113        2,949,637        1,273,119

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1051)

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A              N/A
    End of period                             $11.01             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,921             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(47)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $11.17            $8.66           $10.78
    End of period                               N/A              N/A            $11.46           $11.17            $8.66
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             316,762          165,737

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                       $24.56           $23.59           $21.52           $17.91           $18.63
    End of period                             $27.59           $24.56           $23.59           $21.52           $17.91
  Accumulation units outstanding
  at the end of period                        835,865          933,930          947,051          677,305          206,144

JNL/Select Global Growth Division(570)

  Accumulation unit value:
    Beginning of period                       $23.96           $23.78           $21.54             N/A              N/A
    End of period                             $26.84           $23.96           $23.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,554            2,858             342              N/A              N/A

JNL/Select Large Cap Growth Division(52)

  Accumulation unit value:
    Beginning of period                       $27.68           $26.75           $24.23           $18.10           $24.60
    End of period                             $28.63           $27.68           $26.75           $24.23           $18.10
  Accumulation units outstanding
  at the end of period                        122,647          145,795          235,022          138,525          36,898

JNL/Select Money Market Division(57)

  Accumulation unit value:
    Beginning of period                       $12.72           $12.52           $12.57           $12.66           $12.67
    End of period                             $13.14           $12.72           $12.52           $12.57           $12.66
  Accumulation units outstanding
  at the end of period                        610,191          344,295          555,348          658,159          540,701






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(226)

  Accumulation unit value:
    Beginning of period                       $17.68           $16.54           $14.58           $10.94           $10.92
    End of period                             $21.14           $17.68           $16.54           $14.58           $10.94
  Accumulation units outstanding
  at the end of period                        369,706          333,038          342,287          205,411           1,938

JNL/T.Rowe Price Established Growth
Division(46)

  Accumulation unit value:
    Beginning of period                       $27.70           $26.42           $24.32           $18.84           $23.82
    End of period                             $31.14           $27.70           $26.42           $24.32           $18.84
  Accumulation units outstanding
  at the end of period                        622,044          654,619          589,795          412,851          118,105

JNL/T.Rowe Price Mid-Cap Growth
Division(46)

  Accumulation unit value:
    Beginning of period                       $38.68           $34.29           $29.39           $21.45           $26.73
    End of period                             $40.84           $38.68           $34.29           $29.39           $21.45
  Accumulation units outstanding
  at the end of period                        529,628          567,131          612,189          451,003          118,982

JNL/T.Rowe Price Value Division(46)

  Accumulation unit value:
    Beginning of period                       $14.04           $13.38           $11.74            $9.15           $10.98
    End of period                             $16.65           $14.04           $13.38           $11.74            $9.15
  Accumulation units outstanding
  at the end of period                       1,294,597        1,358,815        1,591,333        1,182,696         440,080

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.38           $13.31           $12.93             N/A              N/A
    End of period                             $14.62           $13.38           $13.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,299,411        1,160,009        1,550,840           N/A              N/A

JNL/Western Asset Strategic Bond
Division(51)

  Accumulation unit value:
    Beginning of period                       $19.36           $19.08           $18.06           $16.09           $15.17
    End of period                             $20.04           $19.36           $19.08           $18.06           $16.09
  Accumulation units outstanding
  at the end of period                        636,909          715,827          605,354          428,906          82,513






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(48)

  Accumulation unit value:
    Beginning of period                       $16.15           $15.96           $15.55           $15.55           $14.31
    End of period                             $16.49           $16.15           $15.96           $15.55           $15.55
  Accumulation units outstanding
  at the end of period                        604,932          628,297          658,715          648,450          461,407





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.25%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(574)

  Accumulation unit value:
    Beginning of period                       $11.90           $11.24           $10.37             N/A              N/A
    End of period                             $12.68           $11.90           $11.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        605,601          321,535          133,755            N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                       $11.60           $10.27             N/A              N/A              N/A
    End of period                             $15.63           $11.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,394,783         165,067            N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(136)

  Accumulation unit value:
    Beginning of period                       $12.83           $11.99           $11.36            $8.31            $9.97
    End of period                             $14.51           $12.83           $11.99           $11.36            $8.31
  Accumulation units outstanding
  at the end of period                        226,006          157,972          87,820              -             13,064

JNL/Alger Growth Division(136)

  Accumulation unit value:
    Beginning of period                       $19.63           $17.69           $17.06           $12.77           $16.50
    End of period                             $20.34           $19.63           $17.69           $17.06           $12.77
  Accumulation units outstanding
  at the end of period                        146,091          97,854           39,694           14,573            7,815

JNL/Alliance Capital Growth Division(580)

  Accumulation unit value:
    Beginning of period                         N/A            $10.03            $9.19             N/A              N/A
    End of period                               N/A             $9.13           $10.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             56,882             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(580)

  Accumulation unit value:
    Beginning of period                       $17.77           $17.40           $15.74             N/A              N/A
    End of period                             $19.71           $17.77           $17.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        212,632          178,814          70,787             N/A              N/A

JNL/Eagle SmallCap Equity Division(580)

  Accumulation unit value:
    Beginning of period                       $20.06           $19.82           $16.65             N/A              N/A
    End of period                             $23.80           $20.06           $19.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        246,334          114,593          62,817             N/A              N/A

JNL/FMR Balanced Division(576)

  Accumulation unit value:
    Beginning of period                       $11.16           $10.27            $9.24             N/A              N/A
    End of period                             $12.21           $11.16           $10.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                        815,477          452,758          118,905            N/A              N/A

JNL/FMR MidCap Equity Division(574)

  Accumulation unit value:
    Beginning of period                       $22.35           $21.31           $18.27             N/A              N/A
    End of period                             $24.73           $22.35           $21.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        101,906          62,456           27,079             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1060)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.89             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        948,112            N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(828)

  Accumulation unit value:
    Beginning of period                       $10.94            $9.94             N/A              N/A              N/A
    End of period                             $12.72           $10.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        497,676          94,097             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(831)

  Accumulation unit value:
    Beginning of period                       $11.30           $10.12             N/A              N/A              N/A
    End of period                             $12.91           $11.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        476,168          114,343            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1068)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.22             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        230,227            N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(572)

  Accumulation unit value:
    Beginning of period                       $14.95           $13.68           $12.20             N/A              N/A
    End of period                             $18.10           $14.95           $13.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        536,024          168,722          54,421             N/A              N/A

JNL/JPMorgan International Value
Division(390)

  Accumulation unit value:
    Beginning of period                       $12.38           $10.57            $8.74            $7.26             N/A
    End of period                             $16.14           $12.38           $10.57            $8.74             N/A
  Accumulation units outstanding
  at the end of period                       1,625,780         408,653          204,014          117,411            N/A

JNL/Lazard Emerging Markets Division(1060)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.90             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        417,465            N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(136)

  Accumulation unit value:
    Beginning of period                       $18.72           $17.42           $14.14           $11.11           $12.93
    End of period                             $21.18           $18.72           $17.42           $14.14           $11.11
  Accumulation units outstanding
  at the end of period                        665,216          375,839          125,431          17,396            9,920

JNL/Lazard Small Cap Value Division(136)

  Accumulation unit value:
    Beginning of period                       $15.28           $14.79           $12.98            $9.46           $11.56
    End of period                             $17.63           $15.28           $14.79           $12.98            $9.46
  Accumulation units outstanding
  at the end of period                        585,222          301,843          135,935          18,988           11,185






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(320)

  Accumulation unit value:
    Beginning of period                       $11.61           $12.11           $10.06            $7.37             N/A
    End of period                             $12.87           $11.61           $12.11           $10.06             N/A
  Accumulation units outstanding
  at the end of period                       7,832,843        4,455,010        1,618,350          4,247             N/A

JNL/MCM Bond Index Division(320)

  Accumulation unit value:
    Beginning of period                       $11.23           $11.16           $10.91           $10.86             N/A
    End of period                             $11.49           $11.23           $11.16           $10.91             N/A
  Accumulation units outstanding
  at the end of period                       2,582,207        1,111,272         353,497           3,284             N/A

JNL/MCM Communications Sector
Division(585)

  Accumulation unit value:
    Beginning of period                        $4.59            $4.60            $4.02             N/A              N/A
    End of period                              $6.17            $4.59            $4.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        803,594          88,676           61,451             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(590)

  Accumulation unit value:
    Beginning of period                       $10.61           $11.01           $10.05             N/A              N/A
    End of period                             $11.89           $10.61           $11.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                        149,227          58,436           15,934             N/A              N/A

JNL/MCM Dow 10 Division(320)

  Accumulation unit value:
    Beginning of period                        $9.05            $9.71            $9.56            $7.33             N/A
    End of period                             $11.57            $9.05            $9.71            $9.56             N/A
  Accumulation units outstanding
  at the end of period                      10,324,113        5,678,512        2,098,228          4,308             N/A

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                       5,388,863           N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(581)

  Accumulation unit value:
    Beginning of period                        $8.64            $8.39            $7.53             N/A              N/A
    End of period                              $9.97            $8.64            $8.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        423,235          286,250          177,577            N/A              N/A

JNL/MCM Financial Sector Division(594)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.26           $11.24             N/A              N/A
    End of period                             $15.06           $12.85           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        609,159          93,596           26,954             N/A              N/A

JNL/MCM Global 15 Division(320)

  Accumulation unit value:
    Beginning of period                       $12.96           $11.91            $9.42            $6.82             N/A
    End of period                             $17.94           $12.96           $11.91            $9.42             N/A
  Accumulation units outstanding
  at the end of period                       8,837,306        4,819,386        1,810,331         88,798             N/A

JNL/MCM Healthcare Sector Division(574)

  Accumulation unit value:
    Beginning of period                       $11.58           $10.90           $11.00             N/A              N/A
    End of period                             $12.15           $11.58           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        721,274          532,287          107,250            N/A              N/A

JNL/MCM International Index Division(320)

  Accumulation unit value:
    Beginning of period                       $15.29           $13.66           $11.58            $8.62             N/A
    End of period                             $18.96           $15.29           $13.66           $11.58             N/A
  Accumulation units outstanding
  at the end of period                       3,327,120        1,586,473         663,962          151,133            N/A

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                       $11.93           $10.91            $9.71             N/A              N/A
    End of period                             $14.00           $11.93           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                      54,886,906       13,329,141         636,745            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1062)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,015,789           N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(675)

  Accumulation unit value:
    Beginning of period                       $10.59           $10.84           $10.00             N/A              N/A
    End of period                             $10.96           $10.59           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        991,703          589,339          85,151             N/A              N/A

JNL/MCM Oil & Gas Sector Division(574)

  Accumulation unit value:
    Beginning of period                       $23.76           $17.59           $14.29             N/A              N/A
    End of period                             $28.35           $23.76           $17.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,204,962         445,616          99,240             N/A              N/A

JNL/MCM S&P 10 Division(320)

  Accumulation unit value:
    Beginning of period                       $13.66           $10.07            $8.67            $7.36             N/A
    End of period                             $14.12           $13.66           $10.07            $8.67             N/A
  Accumulation units outstanding
  at the end of period                       8,165,315        4,785,182        1,895,393          4,505             N/A

JNL/MCM S&P 24 Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.15             N/A              N/A              N/A              N/A
    End of period                             $10.22             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        221,930            N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(320)

  Accumulation unit value:
    Beginning of period                       $14.29           $12.92           $11.30            $8.64             N/A
    End of period                             $15.48           $14.29           $12.92           $11.30             N/A
  Accumulation units outstanding
  at the end of period                       2,583,437        1,265,420         541,514           3,574             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.56            $9.71            $8.01             N/A
    End of period                             $12.37           $10.88           $10.56            $9.71             N/A
  Accumulation units outstanding
  at the end of period                       4,555,019        2,458,358        1,085,216          4,066             N/A

JNL/MCM Select Small-Cap Division(320)

  Accumulation unit value:
    Beginning of period                       $20.04           $18.63           $16.75           $12.04             N/A
    End of period                             $21.67           $20.04           $18.63           $16.75             N/A
  Accumulation units outstanding
  at the end of period                       4,574,241        2,504,109         948,065           2,467             N/A

JNL/MCM Small Cap Index Division(320)

  Accumulation unit value:
    Beginning of period                       $13.63           $13.24           $11.42            $8.24             N/A
    End of period                             $15.82           $13.63           $13.24           $11.42             N/A
  Accumulation units outstanding
  at the end of period                       2,189,530        1,049,506         485,967          25,168             N/A

JNL/MCM Technology Sector Division(585)

  Accumulation unit value:
    Beginning of period                        $5.86            $5.79            $5.40             N/A              N/A
    End of period                              $6.32            $5.86            $5.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,492,769         698,559          103,335            N/A              N/A

JNL/MCM Value Line 25 Division(675)

  Accumulation unit value:
    Beginning of period                       $15.68           $11.44           $10.00             N/A              N/A
    End of period                             $15.27           $15.68           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                      11,097,416        3,736,678         283,580            N/A              N/A

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                       $12.02           $11.08           $10.05             N/A              N/A
    End of period                             $13.31           $12.02           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                       4,833,836        2,210,891         185,543            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(305)

  Accumulation unit value:
    Beginning of period                       $12.81           $11.40            $9.79            $6.65             N/A
    End of period                             $14.79           $12.81           $11.40            $9.79             N/A
  Accumulation units outstanding
  at the end of period                       1,211,712         510,013          216,689          17,092             N/A

JNL/Oppenheimer Growth Division(580)

  Accumulation unit value:
    Beginning of period                        $8.89            $8.25            $7.89             N/A              N/A
    End of period                              $9.21            $8.89            $8.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        184,802          62,813           34,918             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                       $14.26           $14.11           $13.60             N/A              N/A
    End of period                             $14.57           $14.26           $14.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                       3,086,909        1,228,696         350,793            N/A              N/A

JNL/PPM America High Yield Bond
Division(581)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.31             N/A              N/A
    End of period                               N/A              N/A            $16.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division(587)

  Accumulation unit value:
    Beginning of period                       $22.00           $20.49           $18.46             N/A              N/A
    End of period                             $24.72           $22.00           $20.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,106           12,246            5,782             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(583)

  Accumulation unit value:
    Beginning of period                        $8.45            $7.63            $6.48             N/A              N/A
    End of period                              $8.82            $8.45            $7.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        174,982          77,445           48,227             N/A              N/A

JNL/Putnam Value Equity Division(574)

  Accumulation unit value:
    Beginning of period                       $20.84           $20.12           $18.33             N/A              N/A
    End of period                             $23.26           $20.84           $20.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                        95,489           76,209           59,349             N/A              N/A

JNL/S&P Core Index 100 Division(575)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.07             N/A              N/A
    End of period                               N/A              N/A            $10.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division(583)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.80             N/A              N/A
    End of period                               N/A              N/A            $10.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(591)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.31             N/A              N/A
    End of period                               N/A              N/A            $10.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(579)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.43             N/A              N/A
    End of period                               N/A              N/A            $10.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(577)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.24             N/A              N/A
    End of period                               N/A              N/A            $10.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(574)

  Accumulation unit value:
    Beginning of period                       $13.72           $12.81           $11.42             N/A              N/A
    End of period                             $15.66           $13.72           $12.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,829,793        1,018,137         736,917            N/A              N/A

JNL/S&P Managed Conservative Division(691)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.32            $9.98             N/A              N/A
    End of period                             $11.26           $10.57           $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,537,320         807,494          134,449            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(525)

  Accumulation unit value:
    Beginning of period                       $13.84           $13.04           $12.15             N/A              N/A
    End of period                             $15.60           $13.84           $13.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                       5,021,621        2,475,817        1,351,133           N/A              N/A

JNL/S&P Managed Moderate Division(684)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.51            $9.90             N/A              N/A
    End of period                             $11.88           $10.90           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                       3,752,637        1,281,922         211,053            N/A              N/A

JNL/S&P Managed Moderate Growth
Division(576)

  Accumulation unit value:
    Beginning of period                       $13.38           $12.73           $11.55             N/A              N/A
    End of period                             $14.83           $13.38           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                       6,689,681        2,810,921         840,169            N/A              N/A

JNL/S&P Retirement 2015 Division(1011)

  Accumulation unit value:
    Beginning of period                        $9.93             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        124,889            N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1029)

  Accumulation unit value:
    Beginning of period                       $10.08             N/A              N/A              N/A              N/A
    End of period                             $11.00             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        78,673             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division(1026)

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A              N/A
    End of period                             $11.07             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,867             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1000)

  Accumulation unit value:
    Beginning of period                       $10.01             N/A              N/A              N/A              N/A
    End of period                             $10.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        202,673            N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(583)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.90             N/A              N/A
    End of period                               N/A              N/A            $11.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(136)

  Accumulation unit value:
    Beginning of period                       $24.30           $23.36           $21.34           $17.77           $19.10
    End of period                             $27.27           $24.30           $23.36           $21.34           $17.77
  Accumulation units outstanding
  at the end of period                       1,157,101         624,276          277,956             -              6,538

JNL/Select Global Growth Division(606)

  Accumulation unit value:
    Beginning of period                       $23.70           $23.55           $21.71             N/A              N/A
    End of period                             $26.52           $23.70           $23.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        80,775           36,311            6,566             N/A              N/A

JNL/Select Large Cap Growth Division(152)

  Accumulation unit value:
    Beginning of period                       $27.39           $26.50           $24.02           $17.96           $18.30
    End of period                             $28.29           $27.39           $26.50           $24.02           $17.96
  Accumulation units outstanding
  at the end of period                        114,675          39,120           18,768           10,438            6,558

JNL/Select Money Market Division(356)

  Accumulation unit value:
    Beginning of period                       $12.59           $12.41           $12.47           $12.53             N/A
    End of period                             $13.00           $12.59           $12.41           $12.47             N/A
  Accumulation units outstanding
  at the end of period                       1,493,962         425,405          203,195             -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(580)

  Accumulation unit value:
    Beginning of period                       $17.62           $16.50           $14.36             N/A              N/A
    End of period                             $21.05           $17.62           $16.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        759,333          234,256          115,269            N/A              N/A

JNL/T.Rowe Price Established Growth
Division(580)

  Accumulation unit value:
    Beginning of period                       $27.41           $26.16           $23.22             N/A              N/A
    End of period                             $30.78           $27.41           $26.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                        581,129          264,530          94,422             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(136)

  Accumulation unit value:
    Beginning of period                       $38.27           $33.96           $29.14           $21.29           $25.75
    End of period                             $40.37           $38.27           $33.96           $29.14           $21.29
  Accumulation units outstanding
  at the end of period                        601,368          254,389          108,532           8,405            5,080

JNL/T.Rowe Price Value Division(468)

  Accumulation unit value:
    Beginning of period                       $13.96           $13.31           $11.70           $11.12             N/A
    End of period                             $16.54           $13.96           $13.31           $11.70             N/A
  Accumulation units outstanding
  at the end of period                       1,516,433         751,051          373,784          21,650             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.27           $13.22           $12.84             N/A              N/A
    End of period                             $14.49           $13.27           $13.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,863,700         528,118          181,353            N/A              N/A

JNL/Western Asset Strategic Bond
Division(572)

  Accumulation unit value:
    Beginning of period                       $19.16           $18.90           $17.70             N/A              N/A
    End of period                             $19.80           $19.16           $18.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,331,668         513,125          110,224            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                       $15.98           $15.81           $15.20             N/A              N/A
    End of period                             $16.30           $15.98           $15.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        555,216          262,454          94,259             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.30%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(51)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.22           $10.33            $8.05           $10.44
    End of period                             $12.65           $11.88           $11.22           $10.33            $8.05
  Accumulation units outstanding
  at the end of period                        248,323          261,001          283,073          290,967          113,224

JNL/AIM Premier Equity II Division(56)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.46            $7.81           $10.30
    End of period                               N/A              N/A             $9.25            $9.46            $7.81
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             106,993          52,669

JNL/AIM Real Estate Division(822)

  Accumulation unit value:
    Beginning of period                       $11.60           $10.07             N/A              N/A              N/A
    End of period                             $15.62           $11.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        127,457          39,968             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(51)

  Accumulation unit value:
    Beginning of period                       $12.81           $11.97           $11.35            $8.30           $10.77
    End of period                             $14.47           $12.81           $11.97           $11.35            $8.30
  Accumulation units outstanding
  at the end of period                        135,633          153,987          163,897          270,730          108,280

JNL/Alger Growth Division(51)

  Accumulation unit value:
    Beginning of period                       $19.53           $17.61           $16.99           $12.72           $17.92
    End of period                             $20.23           $19.53           $17.61           $16.99           $12.72
  Accumulation units outstanding
  at the end of period                        97,167           104,292          130,856          166,440          37,624

JNL/Alliance Capital Growth Division(51)

  Accumulation unit value:
    Beginning of period                         N/A            $10.00            $9.53            $7.77           $10.45
    End of period                               N/A             $9.10           $10.00            $9.53            $7.77
  Accumulation units outstanding
  at the end of period                          N/A               -             98,313           168,700          62,296






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(52)

  Accumulation unit value:
    Beginning of period                       $17.69           $17.33           $16.51           $13.43           $16.63
    End of period                             $19.61           $17.69           $17.33           $16.51           $13.43
  Accumulation units outstanding
  at the end of period                        170,346          176,786          182,045          194,596          68,959

JNL/Eagle SmallCap Equity Division(51)

  Accumulation unit value:
    Beginning of period                       $19.97           $19.74           $16.83           $12.18           $15.59
    End of period                             $23.68           $19.97           $19.74           $16.83           $12.18
  Accumulation units outstanding
  at the end of period                        78,224           84,733           92,211           103,312          59,693

JNL/FMR Balanced Division(52)

  Accumulation unit value:
    Beginning of period                       $11.13           $10.24            $9.48            $8.45            $9.09
    End of period                             $12.17           $11.13           $10.24            $9.48            $8.45
  Accumulation units outstanding
  at the end of period                        578,764          586,520          582,036          594,124          176,271

JNL/FMR MidCap Equity Division(56)

  Accumulation unit value:
    Beginning of period                       $22.23           $21.21           $18.21           $13.60           $17.21
    End of period                             $24.59           $22.23           $21.21           $18.21           $13.60
  Accumulation units outstanding
  at the end of period                        23,904           25,283           35,281           49,176           10,395





INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1096)

  Accumulation unit value:
    Beginning of period                        $9.86             N/A              N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,514             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(823)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.10             N/A              N/A              N/A
    End of period                             $12.71           $10.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,007           29,614             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(823)

  Accumulation unit value:
    Beginning of period                       $11.29           $10.11             N/A              N/A              N/A
    End of period                             $12.90           $11.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        76,828           39,887             N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1068)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.22             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,580             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(51)

  Accumulation unit value:
    Beginning of period                       $14.87           $13.61           $11.85            $9.34           $11.16
    End of period                             $18.00           $14.87           $13.61           $11.85            $9.34
  Accumulation units outstanding
  at the end of period                        177,325          173,414          182,515          241,130          95,683

JNL/JPMorgan International Value
Division(238)

  Accumulation unit value:
    Beginning of period                       $12.33           $10.54            $8.71            $6.33            $6.36
    End of period                             $16.07           $12.33           $10.54            $8.71            $6.33
  Accumulation units outstanding
  at the end of period                        268,288          254,624          218,930          110,863           3,289

JNL/Lazard Emerging Markets Division(1062)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.90             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,130             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(50)

  Accumulation unit value:
    Beginning of period                       $18.65           $17.36           $14.10           $11.08           $12.83
    End of period                             $21.09           $18.65           $17.36           $14.10           $11.08
  Accumulation units outstanding
  at the end of period                        262,214          315,769          342,636          333,870          154,000

JNL/Lazard Small Cap Value Division(52)

  Accumulation unit value:
    Beginning of period                       $15.22           $14.73           $12.94            $9.44           $11.40
    End of period                             $17.55           $15.22           $14.73           $12.94            $9.44
  Accumulation units outstanding
  at the end of period                        201,887          270,006          311,220          311,613          123,077






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(119)

  Accumulation unit value:
    Beginning of period                       $11.57           $12.08           $10.04            $7.65            $9.76
    End of period                             $12.82           $11.57           $12.08           $10.04            $7.65
  Accumulation units outstanding
  at the end of period                        946,676         1,040,696        1,066,272         914,693          275,854

JNL/MCM Bond Index Division(51)

  Accumulation unit value:
    Beginning of period                       $11.21           $11.15           $10.90           $10.72            $9.98
    End of period                             $11.47           $11.21           $11.15           $10.90           $10.72
  Accumulation units outstanding
  at the end of period                        432,795          431,719          488,787          431,063          96,757

JNL/MCM Communications Sector
Division(498)

  Accumulation unit value:
    Beginning of period                        $4.58            $4.59            $4.28             N/A              N/A
    End of period                              $6.15            $4.58            $4.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        47,767              -             21,120             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(481)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.98           $10.10            $9.99             N/A
    End of period                             $11.84           $10.58           $10.98           $10.10             N/A
  Accumulation units outstanding
  at the end of period                        15,569           16,250            6,544             100              N/A

JNL/MCM Dow 10 Division(38)

  Accumulation unit value:
    Beginning of period                        $9.02            $9.68            $9.54            $7.68            $8.38
    End of period                             $11.53            $9.02            $9.68            $9.54            $7.68
  Accumulation units outstanding
  at the end of period                       1,252,226        1,410,909        1,473,496        1,289,064         492,647

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        177,079            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(66)

  Accumulation unit value:
    Beginning of period                        $8.61            $8.37            $7.62            $5.98            $8.04
    End of period                              $9.93            $8.61            $8.37            $7.62            $5.98
  Accumulation units outstanding
  at the end of period                        294,664          294,762          381,820          386,064          40,511

JNL/MCM Financial Sector Division(498)

  Accumulation unit value:
    Beginning of period                       $12.81           $12.23           $11.15             N/A              N/A
    End of period                             $15.00           $12.81           $12.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        47,317           26,104           20,876             N/A              N/A

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                       $12.92           $11.88            $9.40            $7.15            $9.04
    End of period                             $17.87           $12.92           $11.88            $9.40            $7.15
  Accumulation units outstanding
  at the end of period                        889,652         1,023,153        1,016,476         861,415          240,286

JNL/MCM Healthcare Sector Division(486)

  Accumulation unit value:
    Beginning of period                       $11.54           $10.87           $10.64           $10.64             N/A
    End of period                             $12.11           $11.54           $10.87           $10.64             N/A
  Accumulation units outstanding
  at the end of period                        43,348           49,988           29,090            4,657             N/A

JNL/MCM International Index Division(38)

  Accumulation unit value:
    Beginning of period                       $15.26           $13.64           $11.56            $8.53           $10.00
    End of period                             $18.91           $15.26           $13.64           $11.56            $8.53
  Accumulation units outstanding
  at the end of period                        464,339          479,223          563,254          529,980          140,393

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                       $11.92           $10.91            $9.79             N/A              N/A
    End of period                             $13.98           $11.92           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        982,542          615,640          89,458             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1095)

  Accumulation unit value:
    Beginning of period                        $9.04             N/A              N/A              N/A              N/A
    End of period                             $10.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,812             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(685)

  Accumulation unit value:
    Beginning of period                       $10.59           $10.84           $10.03             N/A              N/A
    End of period                             $10.95           $10.59           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,093           38,224            7,142             N/A              N/A

JNL/MCM Oil & Gas Sector Division(481)

  Accumulation unit value:
    Beginning of period                       $23.69           $17.54           $13.33           $13.05             N/A
    End of period                             $28.24           $23.69           $17.54           $13.33             N/A
  Accumulation units outstanding
  at the end of period                        91,802           79,971           75,740             77               N/A

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                       $13.61           $10.05            $8.65            $7.37            $9.92
    End of period                             $14.06           $13.61           $10.05            $8.65            $7.37
  Accumulation units outstanding
  at the end of period                        933,971         1,151,128        1,122,884         943,584          280,949

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                       $10.08             N/A              N/A              N/A              N/A
    End of period                             $10.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,035             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(38)

  Accumulation unit value:
    Beginning of period                       $14.26           $12.90           $11.29            $8.50            $9.92
    End of period                             $15.44           $14.26           $12.90           $11.29            $8.50
  Accumulation units outstanding
  at the end of period                        621,103          642,199          747,387          670,848          172,520






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(38)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.54            $9.70            $7.69            $9.89
    End of period                             $12.34           $10.86           $10.54            $9.70            $7.69
  Accumulation units outstanding
  at the end of period                       1,161,146        1,310,836        1,460,446        1,418,434         363,354

JNL/MCM Select Small-Cap Division(119)

  Accumulation unit value:
    Beginning of period                       $19.97           $18.58           $16.72           $11.44           $15.31
    End of period                             $21.58           $19.97           $18.58           $16.72           $11.44
  Accumulation units outstanding
  at the end of period                        541,623          614,492          612,047          539,391          176,927

JNL/MCM Small Cap Index Division(38)

  Accumulation unit value:
    Beginning of period                       $13.60           $13.22           $11.41            $7.92            $9.82
    End of period                             $15.78           $13.60           $13.22           $11.41            $7.92
  Accumulation units outstanding
  at the end of period                        553,557          603,585          729,828          677,137          152,424

JNL/MCM Technology Sector Division(498)

  Accumulation unit value:
    Beginning of period                        $5.84            $5.77            $6.32             N/A              N/A
    End of period                              $6.30            $5.84            $5.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        100,294          25,882           31,791             N/A              N/A

JNL/MCM Value Line 25 Division(684)

  Accumulation unit value:
    Beginning of period                       $15.67           $11.43            $9.53             N/A              N/A
    End of period                             $15.25           $15.67           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        292,139          379,448          84,009             N/A              N/A

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                       $12.01           $11.08            $9.78             N/A              N/A
    End of period                             $13.30           $12.01           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        267,679          216,327          60,950             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(50)

  Accumulation unit value:
    Beginning of period                       $12.78           $11.38            $9.77            $7.05            $8.63
    End of period                             $14.75           $12.78           $11.38            $9.77            $7.05
  Accumulation units outstanding
  at the end of period                        337,644          354,712          355,211          330,751          153,885

JNL/Oppenheimer Growth Division(51)

  Accumulation unit value:
    Beginning of period                        $8.87            $8.24            $8.00            $6.89            $8.80
    End of period                              $9.19            $8.87            $8.24            $8.00            $6.89
  Accumulation units outstanding
  at the end of period                        135,869          137,621          151,226          181,220          63,660

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(52)

  Accumulation unit value:
    Beginning of period                       $14.20           $14.06           $13.64           $13.19           $12.50
    End of period                             $14.51           $14.20           $14.06           $13.64           $13.19
  Accumulation units outstanding
  at the end of period                        867,918          911,352         1,002,451        1,089,332         441,234

JNL/PPM America High Yield Bond
Division(51)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.64           $13.35           $13.15
    End of period                               N/A              N/A            $16.18           $15.64           $13.35
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             452,948          124,707

JNL/Putnam Equity Division(52)

  Accumulation unit value:
    Beginning of period                       $21.89           $20.39           $18.27           $14.55           $18.26
    End of period                             $24.57           $21.89           $20.39           $18.27           $14.55
  Accumulation units outstanding
  at the end of period                        20,881           31,927           28,030           41,500            9,642






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(53)

  Accumulation unit value:
    Beginning of period                        $8.43            $7.61            $6.50            $4.94            $6.68
    End of period                              $8.79            $8.43            $7.61            $6.50            $4.94
  Accumulation units outstanding
  at the end of period                        105,447          125,476          149,070          179,175          97,140

JNL/Putnam Value Equity Division(53)

  Accumulation unit value:
    Beginning of period                       $20.73           $20.02           $18.48           $15.03           $18.28
    End of period                             $23.13           $20.73           $20.02           $18.48           $15.03
  Accumulation units outstanding
  at the end of period                        120,815          143,422          150,833          153,030          43,465

JNL/S&P Core Index 100 Division(52)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.31            $8.56            $9.80
    End of period                               N/A              N/A            $10.51           $10.31            $8.56
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             544,333          298,650

JNL/S&P Core Index 50 Division(50)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.01            $7.74            $9.46
    End of period                               N/A              N/A            $10.22           $10.01            $7.74
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             30,999           16,832

JNL/S&P Core Index 75 Division(60)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.17            $8.15            $9.60
    End of period                               N/A              N/A            $10.40           $10.17            $8.15
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             128,481          108,156

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(50)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.58            $8.25           $10.13
    End of period                               N/A              N/A            $10.82           $10.58            $8.25
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             239,514          77,031

JNL/S&P Equity Growth Division I(56)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.34            $8.09           $10.16
    End of period                               N/A              N/A            $10.55           $10.34            $8.09
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             519,576          207,081

JNL/S&P Managed Aggressive Growth
Division(50)

  Accumulation unit value:
    Beginning of period                       $13.67           $12.77           $11.48            $9.17           $10.75
    End of period                             $15.59           $13.67           $12.77           $11.48            $9.17
  Accumulation units outstanding
  at the end of period                       1,115,976        1,383,706        1,603,199         595,226          195,835

JNL/S&P Managed Conservative Division(788)

  Accumulation unit value:
    Beginning of period                       $10.56           $10.23             N/A              N/A              N/A
    End of period                             $11.25           $10.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        67,299           49,682             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(50)

  Accumulation unit value:
    Beginning of period                       $13.78           $13.00           $11.82            $9.84           $10.90
    End of period                             $15.53           $13.78           $13.00           $11.82            $9.84
  Accumulation units outstanding
  at the end of period                       2,751,945        3,169,990        3,586,497        2,989,400        1,064,743

JNL/S&P Managed Moderate Division(807)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.31             N/A              N/A              N/A
    End of period                             $11.87           $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,349           10,862             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(55)

  Accumulation unit value:
    Beginning of period                       $13.33           $12.69           $11.73           $10.10           $11.00
    End of period                             $14.76           $13.33           $12.69           $11.73           $10.10
  Accumulation units outstanding
  at the end of period                       2,358,636        2,452,893        2,550,103        2,271,862         747,818

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1051)

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A              N/A
    End of period                             $10.99             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1121)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $10.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,392             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(56)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $11.08            $8.60           $10.79
    End of period                               N/A              N/A            $11.35           $11.08            $8.60
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             141,450          74,652

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                       $24.17           $23.25           $21.24           $17.70           $18.44
    End of period                             $27.11           $24.17           $23.25           $21.24           $17.70
  Accumulation units outstanding
  at the end of period                        456,177          516,463          542,978          471,259          165,008

JNL/Select Global Growth Division(586)

  Accumulation unit value:
    Beginning of period                       $23.57           $23.43           $20.97             N/A              N/A
    End of period                             $26.37           $23.57           $23.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,187             647              405              N/A              N/A

JNL/Select Large Cap Growth Division(51)

  Accumulation unit value:
    Beginning of period                       $27.24           $26.37           $23.92           $17.89           $24.02
    End of period                             $28.13           $27.24           $26.37           $23.92           $17.89
  Accumulation units outstanding
  at the end of period                        32,568           44,749           68,972           77,776           18,820

JNL/Select Money Market Division(52)

  Accumulation unit value:
    Beginning of period                       $12.51           $12.34           $12.41           $12.51           $12.54
    End of period                             $12.91           $12.51           $12.34           $12.41           $12.51
  Accumulation units outstanding
  at the end of period                        473,475          189,876          238,182          246,897          280,391






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(218)

  Accumulation unit value:
    Beginning of period                       $17.63           $16.52           $14.58           $10.96           $10.83
    End of period                             $21.05           $17.63           $16.52           $14.58           $10.96
  Accumulation units outstanding
  at the end of period                        205,053          190,917          125,933          91,491            3,824

JNL/T.Rowe Price Established Growth
Division(51)

  Accumulation unit value:
    Beginning of period                       $27.27           $26.04           $24.01           $18.63           $23.09
    End of period                             $30.60           $27.27           $26.04           $24.01           $18.63
  Accumulation units outstanding
  at the end of period                        283,414          302,838          272,815          280,700          82,484

JNL/T.Rowe Price Mid-Cap Growth
Division(50)

  Accumulation unit value:
    Beginning of period                       $38.07           $33.80           $29.01           $21.21           $25.22
    End of period                             $40.13           $38.07           $33.80           $29.01           $21.21
  Accumulation units outstanding
  at the end of period                        191,080          206,392          224,342          224,188          75,918

JNL/T.Rowe Price Value Division(52)

  Accumulation unit value:
    Beginning of period                       $13.92           $13.28           $11.68            $9.11           $10.87
    End of period                             $16.49           $13.92           $13.28           $11.68            $9.11
  Accumulation units outstanding
  at the end of period                        746,643          797,625          865,635          858,568          336,708

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.22           $13.17           $12.80             N/A              N/A
    End of period                             $14.42           $13.22           $13.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        525,942          490,252          559,837            N/A              N/A

JNL/Western Asset Strategic Bond
Division(52)

  Accumulation unit value:
    Beginning of period                       $19.05           $18.81           $17.82           $15.90           $15.02
    End of period                             $19.69           $19.05           $18.81           $17.82           $15.90
  Accumulation units outstanding
  at the end of period                        250,540          260,572          249,858          243,927          70,227






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                       $15.90           $15.73           $15.35           $15.37           $14.17
    End of period                             $16.20           $15.90           $15.73           $15.35           $15.37
  Accumulation units outstanding
  at the end of period                        305,152          335,464          442,983          508,132          249,752





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.35%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(552)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.20           $10.90             N/A              N/A
    End of period                             $12.61           $11.85           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,094           46,032           42,026             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1182)

  Accumulation unit value:
    Beginning of period                       $14.86             N/A              N/A              N/A              N/A
    End of period                             $15.60             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,298             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(552)

  Accumulation unit value:
    Beginning of period                       $12.78           $11.95           $11.89             N/A              N/A
    End of period                             $14.44           $12.78           $11.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,146           20,318           19,869             N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1023)

  Accumulation unit value:
    Beginning of period                       $11.77             N/A              N/A              N/A              N/A
    End of period                             $12.89             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,261             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1084)

  Accumulation unit value:
    Beginning of period                       $10.01             N/A              N/A              N/A              N/A
    End of period                             $10.22             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(552)

  Accumulation unit value:
    Beginning of period                       $14.79           $13.55           $12.27             N/A              N/A
    End of period                             $17.89           $14.79           $13.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,746           32,948           23,475             N/A              N/A

JNL/JPMorgan International Value
Division(815)

  Accumulation unit value:
    Beginning of period                       $12.28           $10.34             N/A              N/A              N/A
    End of period                             $16.00           $12.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        67,975           60,045             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division(1123)

  Accumulation unit value:
    Beginning of period                        $8.97             N/A              N/A              N/A              N/A
    End of period                             $10.89             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,978             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(815)

  Accumulation unit value:
    Beginning of period                       $18.57           $16.55             N/A              N/A              N/A
    End of period                             $20.99           $18.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,661           21,150             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(495)

  Accumulation unit value:
    Beginning of period                       $15.16           $14.68           $13.46             N/A              N/A
    End of period                             $17.47           $15.16           $14.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,409           59,226           27,018             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(519)

  Accumulation unit value:
    Beginning of period                       $11.53           $12.04           $10.13             N/A              N/A
    End of period                             $12.77           $11.53           $12.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,915           62,953           61,901             N/A              N/A

JNL/MCM Bond Index Division(663)

  Accumulation unit value:
    Beginning of period                       $11.18           $11.13           $11.11             N/A              N/A
    End of period                             $11.44           $11.18           $11.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,830            7,144            4,801             N/A              N/A

JNL/MCM Communications Sector
Division(789)

  Accumulation unit value:
    Beginning of period                        $4.56            $4.32             N/A              N/A              N/A
    End of period                              $6.12            $4.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,794           29,966             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(789)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.59             N/A              N/A              N/A
    End of period                             $11.80           $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,760           12,239             N/A              N/A              N/A

JNL/MCM Dow 10 Division(519)

  Accumulation unit value:
    Beginning of period                        $8.99            $9.66            $9.56             N/A              N/A
    End of period                             $11.49            $8.99            $9.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        122,293          110,011          72,869             N/A              N/A

JNL/MCM Dow Dividend Division(1043)

  Accumulation unit value:
    Beginning of period                       $10.09             N/A              N/A              N/A              N/A
    End of period                             $11.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,896             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(1123)

  Accumulation unit value:
    Beginning of period                        $8.79             N/A              N/A              N/A              N/A
    End of period                              $9.90             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,316             N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(789)

  Accumulation unit value:
    Beginning of period                       $12.76           $11.62             N/A              N/A              N/A
    End of period                             $14.94           $12.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,719           11,156             N/A              N/A              N/A

JNL/MCM Global 15 Division(519)

  Accumulation unit value:
    Beginning of period                       $12.88           $11.85           $10.33             N/A              N/A
    End of period                             $17.81           $12.88           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        98,329           79,214           67,141             N/A              N/A

JNL/MCM Healthcare Sector Division(789)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.62             N/A              N/A              N/A
    End of period                             $12.06           $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,721           24,420             N/A              N/A              N/A

JNL/MCM International Index Division(495)

  Accumulation unit value:
    Beginning of period                       $15.23           $13.62           $11.89             N/A              N/A
    End of period                             $18.86           $15.23           $13.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        110,390          92,607           52,049             N/A              N/A

JNL/MCM JNL 5 Division(976)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.95             N/A              N/A              N/A
    End of period                             $13.96           $11.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        513,592          117,127            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(963)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.78             N/A              N/A              N/A
    End of period                             $10.93           $10.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,994           25,519             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(789)

  Accumulation unit value:
    Beginning of period                       $23.61           $20.77             N/A              N/A              N/A
    End of period                             $28.13           $23.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,584           22,533             N/A              N/A              N/A

JNL/MCM S&P 10 Division(519)

  Accumulation unit value:
    Beginning of period                       $13.57           $10.02            $8.74             N/A              N/A
    End of period                             $14.01           $13.57           $10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        91,207           76,061           74,869             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(495)

  Accumulation unit value:
    Beginning of period                       $14.23           $12.88           $11.51             N/A              N/A
    End of period                             $15.40           $14.23           $12.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        52,816           38,051           17,058             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(495)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.53            $9.85             N/A              N/A
    End of period                             $12.31           $10.84           $10.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,291           49,566           22,983             N/A              N/A

JNL/MCM Select Small-Cap Division(519)

  Accumulation unit value:
    Beginning of period                       $19.91           $18.52           $16.13             N/A              N/A
    End of period                             $21.50           $19.91           $18.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,013           41,049           40,323             N/A              N/A

JNL/MCM Small Cap Index Division(495)

  Accumulation unit value:
    Beginning of period                       $13.58           $13.20           $11.98             N/A              N/A
    End of period                             $15.74           $13.58           $13.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,497           38,088           16,480             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(999)

  Accumulation unit value:
    Beginning of period                       $16.17             N/A              N/A              N/A              N/A
    End of period                             $15.23             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        79,126             N/A              N/A              N/A              N/A

JNL/MCM VIP Division(963)

  Accumulation unit value:
    Beginning of period                       $12.00           $11.93             N/A              N/A              N/A
    End of period                             $13.28           $12.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,211           11,529             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(495)

  Accumulation unit value:
    Beginning of period                       $14.15           $14.02           $13.76             N/A              N/A
    End of period                             $14.44           $14.15           $14.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,094            5,179            5,268             N/A              N/A

JNL/PPM America High Yield Bond
Division(495)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.83             N/A              N/A
    End of period                               N/A              N/A            $16.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(552)

  Accumulation unit value:
    Beginning of period                       $20.62           $19.92           $19.06             N/A              N/A
    End of period                             $22.99           $20.62           $19.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,614           30,120           27,468             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(663)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.37             N/A              N/A
    End of period                               N/A              N/A            $10.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.62           $12.72           $11.69             N/A              N/A
    End of period                             $15.52           $13.62           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,200           65,566           44,728             N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(801)

  Accumulation unit value:
    Beginning of period                       $13.73           $12.59             N/A              N/A              N/A
    End of period                             $15.46           $13.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        298,657          158,153            N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(789)

  Accumulation unit value:
    Beginning of period                       $13.28           $12.47             N/A              N/A              N/A
    End of period                             $14.70           $13.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        84,553           51,952             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(495)

  Accumulation unit value:
    Beginning of period                       $24.04           $23.14           $21.47             N/A              N/A
    End of period                             $26.96           $24.04           $23.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,784           53,101           10,125             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(1092)

  Accumulation unit value:
    Beginning of period                       $12.61             N/A              N/A              N/A              N/A
    End of period                             $12.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,422             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(495)

  Accumulation unit value:
    Beginning of period                       $17.57           $16.46           $14.77             N/A              N/A
    End of period                             $20.96           $17.57           $16.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,684           18,498           11,774             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(815)

  Accumulation unit value:
    Beginning of period                       $27.12           $24.20             N/A              N/A              N/A
    End of period                             $30.42           $27.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,969           36,612             N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(815)

  Accumulation unit value:
    Beginning of period                       $37.86           $32.04             N/A              N/A              N/A
    End of period                             $39.90           $37.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,063            9,314             N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.17           $13.13           $12.76             N/A              N/A
    End of period                             $14.36           $13.17           $13.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,012           20,778           19,988             N/A              N/A

JNL/Western Asset Strategic Bond
Division(495)

  Accumulation unit value:
    Beginning of period                       $18.95           $18.72           $17.99             N/A              N/A
    End of period                             $19.58           $18.95           $18.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,499           46,555           12,694             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(495)

  Accumulation unit value:
    Beginning of period                       $15.81           $15.66           $15.47             N/A              N/A
    End of period                             $16.11           $15.81           $15.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,561            4,632            4,682             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.395%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division(567)

  Accumulation unit value:
    Beginning of period                         N/A             $9.93            $9.50             N/A              N/A
    End of period                               N/A             $9.03            $9.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             176,282            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(1221)

  Accumulation unit value:
    Beginning of period                       $15.52             N/A              N/A              N/A              N/A
    End of period                             $15.46             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        203,546            N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(567)

  Accumulation unit value:
    Beginning of period                       $26.97           $26.13           $25.00             N/A              N/A
    End of period                             $27.82           $26.97           $26.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             67,877           68,159             N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(819)

  Accumulation unit value:
    Beginning of period                       $26.99           $23.98             N/A              N/A              N/A
    End of period                             $30.27           $26.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             66,717             N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.40%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(57)

  Accumulation unit value:
    Beginning of period                       $11.83           $11.19           $10.31            $8.04           $10.21
    End of period                             $12.58           $11.83           $11.19           $10.31            $8.04
  Accumulation units outstanding
  at the end of period                        188,312          213,760          246,101          148,810          31,732

JNL/AIM Premier Equity II Division(78)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.44            $7.80           $10.85
    End of period                               N/A              N/A             $9.23            $9.44            $7.80
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             64,751           23,506

JNL/AIM Real Estate Division(821)

  Accumulation unit value:
    Beginning of period                       $11.59           $10.00             N/A              N/A              N/A
    End of period                             $15.59           $11.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        86,366           20,672             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(57)

  Accumulation unit value:
    Beginning of period                       $12.75           $11.93           $11.32            $8.29           $10.46
    End of period                             $14.40           $12.75           $11.93           $11.32            $8.29
  Accumulation units outstanding
  at the end of period                        103,344          127,074          141,506          147,033          51,311

JNL/Alger Growth Division(61)

  Accumulation unit value:
    Beginning of period                       $19.33           $17.45           $16.85           $12.63           $17.70
    End of period                             $20.01           $19.33           $17.45           $16.85           $12.63
  Accumulation units outstanding
  at the end of period                        96,496           109,968          120,224          117,681          40,998

JNL/Alliance Capital Growth Division(58)

  Accumulation unit value:
    Beginning of period                         N/A             $9.93            $9.47            $7.73           $10.23
    End of period                               N/A             $5.33            $9.93            $9.47            $7.73
  Accumulation units outstanding
  at the end of period                          N/A               -             107,142          137,587          79,381






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(66)

  Accumulation unit value:
    Beginning of period                       $17.52           $17.19           $16.39           $13.35           $17.38
    End of period                             $19.41           $17.52           $17.19           $16.39           $13.35
  Accumulation units outstanding
  at the end of period                        103,365          109,826          133,947          117,070          45,251

JNL/Eagle SmallCap Equity Division(66)

  Accumulation unit value:
    Beginning of period                       $19.79           $19.57           $16.71           $12.11           $16.15
    End of period                             $23.43           $19.79           $19.57           $16.71           $12.11
  Accumulation units outstanding
  at the end of period                        70,546           65,292           79,061           72,387           48,295

JNL/FMR Balanced Division(61)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.19            $9.45            $8.42            $9.14
    End of period                             $12.09           $11.07           $10.19            $9.45            $8.42
  Accumulation units outstanding
  at the end of period                        329,368          338,031          331,575          298,158          79,128

JNL/FMR MidCap Equity Division(61)

  Accumulation unit value:
    Beginning of period                       $21.99           $21.01           $18.06           $13.50           $16.84
    End of period                             $24.30           $21.99           $21.01           $18.06           $13.50
  Accumulation units outstanding
  at the end of period                        16,569           18,641           33,878           20,470           22,402






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1073)

  Accumulation unit value:
    Beginning of period                        $9.89             N/A              N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,993             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(826)

  Accumulation unit value:
    Beginning of period                       $10.93           $10.07             N/A              N/A              N/A
    End of period                             $12.69           $10.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,844           21,369             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(828)

  Accumulation unit value:
    Beginning of period                       $11.28           $10.00             N/A              N/A              N/A
    End of period                             $12.88           $11.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,718            5,308             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1068)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,839             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(61)

  Accumulation unit value:
    Beginning of period                       $14.72           $13.48           $11.75            $9.27           $11.15
    End of period                             $17.79           $14.72           $13.48           $11.75            $9.27
  Accumulation units outstanding
  at the end of period                        64,645           75,732           77,940           135,870          73,013

JNL/JPMorgan International Value
Division(218)

  Accumulation unit value:
    Beginning of period                       $12.24           $10.47            $8.66            $6.30            $6.25
    End of period                             $15.93           $12.24           $10.47            $8.66            $6.30
  Accumulation units outstanding
  at the end of period                        245,629          216,257          219,805          108,850           2,171

JNL/Lazard Emerging Markets Division(1079)

  Accumulation unit value:
    Beginning of period                        $8.93             N/A              N/A              N/A              N/A
    End of period                             $10.89             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,320             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(57)

  Accumulation unit value:
    Beginning of period                       $18.50           $17.24           $14.02           $11.03           $12.91
    End of period                             $20.90           $18.50           $17.24           $14.02           $11.03
  Accumulation units outstanding
  at the end of period                        244,978          269,893          272,385          206,801          70,519

JNL/Lazard Small Cap Value Division(57)

  Accumulation unit value:
    Beginning of period                       $15.10           $14.63           $12.86            $9.40           $11.15
    End of period                             $17.39           $15.10           $14.63           $12.86            $9.40
  Accumulation units outstanding
  at the end of period                        185,096          223,205          229,972          216,230          72,723






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(125)

  Accumulation unit value:
    Beginning of period                       $11.50           $12.01            $9.99            $7.63            $9.54
    End of period                             $12.72           $11.50           $12.01            $9.99            $7.63
  Accumulation units outstanding
  at the end of period                        808,745          850,572          874,067          537,790          125,186

JNL/MCM Bond Index Division(55)

  Accumulation unit value:
    Beginning of period                       $11.16           $11.11           $10.87           $10.71            $9.97
    End of period                             $11.41           $11.16           $11.11           $10.87           $10.71
  Accumulation units outstanding
  at the end of period                        285,516          234,094          264,142          213,441          66,903

JNL/MCM Communications Sector
Division(482)

  Accumulation unit value:
    Beginning of period                        $4.55            $4.57            $3.93            $3.79             N/A
    End of period                              $6.10            $4.55            $4.57            $3.93             N/A
  Accumulation units outstanding
  at the end of period                        101,451           9,515           28,114            1,597             N/A

JNL/MCM Consumer Brands Sector
Division(508)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.92            $9.98             N/A              N/A
    End of period                             $11.75           $10.51           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,684           19,871           16,521             N/A              N/A

JNL/MCM Dow 10 Division(66)

  Accumulation unit value:
    Beginning of period                        $8.96            $9.63            $9.49            $7.66            $9.45
    End of period                             $11.45            $8.96            $9.63            $9.49            $7.66
  Accumulation units outstanding
  at the end of period                       1,158,913        1,115,498        1,156,949         735,433          217,395

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        172,912            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(82)

  Accumulation unit value:
    Beginning of period                        $8.56            $8.32            $7.59            $5.96            $7.90
    End of period                              $9.86            $8.56            $8.32            $7.59            $5.96
  Accumulation units outstanding
  at the end of period                        180,159          195,434          250,867          234,513          69,803

JNL/MCM Financial Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $12.72           $12.16           $10.87           $10.53             N/A
    End of period                             $14.89           $12.72           $12.16           $10.87             N/A
  Accumulation units outstanding
  at the end of period                        42,730           26,792           28,445              -               N/A

JNL/MCM Global 15 Division(125)

  Accumulation unit value:
    Beginning of period                       $12.84           $11.82            $9.35            $7.12            $8.69
    End of period                             $17.74           $12.84           $11.82            $9.35            $7.12
  Accumulation units outstanding
  at the end of period                        784,512          832,182          830,965          505,279          97,239

JNL/MCM Healthcare Sector Division(505)

  Accumulation unit value:
    Beginning of period                       $11.47           $10.81           $10.95             N/A              N/A
    End of period                             $12.02           $11.47           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,730           43,946           51,026             N/A              N/A

JNL/MCM International Index Division(51)

  Accumulation unit value:
    Beginning of period                       $15.20           $13.60           $11.54            $8.52            $9.62
    End of period                             $18.82           $15.20           $13.60           $11.54            $8.52
  Accumulation units outstanding
  at the end of period                        356,996          348,299          402,937          292,306          55,369

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                       $11.90           $10.91            $9.71             N/A              N/A
    End of period                             $13.95           $11.90           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,064,183         881,290          276,614            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1072)

  Accumulation unit value:
    Beginning of period                        $9.52             N/A              N/A              N/A              N/A
    End of period                             $10.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,180             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(683)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.83            $9.81             N/A              N/A
    End of period                             $10.92           $10.58           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        74,254           72,435           57,028             N/A              N/A

JNL/MCM Oil & Gas Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $23.53           $17.45           $13.27           $12.71             N/A
    End of period                             $28.03           $23.53           $17.45           $13.27             N/A
  Accumulation units outstanding
  at the end of period                        58,584           67,478           64,155             695              N/A

JNL/MCM S&P 10 Division(125)

  Accumulation unit value:
    Beginning of period                       $13.52            $9.99            $8.61            $7.34            $9.90
    End of period                             $13.96           $13.52            $9.99            $8.61            $7.34
  Accumulation units outstanding
  at the end of period                        763,378          820,781          878,278          597,534          119,934

JNL/MCM S&P 24 Division(1147)

  Accumulation unit value:
    Beginning of period                        $9.89             N/A              N/A              N/A              N/A
    End of period                             $10.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          484              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(51)

  Accumulation unit value:
    Beginning of period                       $14.20           $12.86           $11.27            $8.49            $9.88
    End of period                             $15.37           $14.20           $12.86           $11.27            $8.49
  Accumulation units outstanding
  at the end of period                        341,080          378,441          462,927          324,875          63,727






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(51)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.51            $9.69            $7.69            $9.61
    End of period                             $12.28           $10.82           $10.51            $9.69            $7.69
  Accumulation units outstanding
  at the end of period                        664,736          732,015          844,006          607,511          180,736

JNL/MCM Select Small-Cap Division(115)

  Accumulation unit value:
    Beginning of period                       $19.84           $18.48           $16.64           $11.40           $15.43
    End of period                             $21.42           $19.84           $18.48           $16.64           $11.40
  Accumulation units outstanding
  at the end of period                        449,767          474,175          501,936          345,956          66,919

JNL/MCM Small Cap Index Division(51)

  Accumulation unit value:
    Beginning of period                       $13.55           $13.18           $11.39            $7.91            $9.66
    End of period                             $15.70           $13.55           $13.18           $11.39            $7.91
  Accumulation units outstanding
  at the end of period                        295,350          337,472          413,338          286,912          66,645

JNL/MCM Technology Sector Division(499)

  Accumulation unit value:
    Beginning of period                        $5.80            $5.74            $6.23             N/A              N/A
    End of period                              $6.25            $5.80            $5.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,772           37,228           55,683             N/A              N/A

JNL/MCM Value Line 25 Division(683)

  Accumulation unit value:
    Beginning of period                       $15.65           $11.43            $9.52             N/A              N/A
    End of period                             $15.22           $15.65           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        377,585          409,760          116,815            N/A              N/A

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.08            $9.75             N/A              N/A
    End of period                             $13.27           $11.99           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        148,533          138,025          21,527             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(57)

  Accumulation unit value:
    Beginning of period                       $12.72           $11.34            $9.75            $7.03            $8.68
    End of period                             $14.67           $12.72           $11.34            $9.75            $7.03
  Accumulation units outstanding
  at the end of period                        327,242          336,341          385,653          231,677          119,483

JNL/Oppenheimer Growth Division(57)

  Accumulation unit value:
    Beginning of period                        $8.83            $8.21            $7.98            $6.87            $8.65
    End of period                              $9.14            $8.83            $8.21            $7.98            $6.87
  Accumulation units outstanding
  at the end of period                        78,492           132,656          159,092          131,274          36,091

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(57)

  Accumulation unit value:
    Beginning of period                       $14.09           $13.97           $13.56           $13.12           $12.45
    End of period                             $14.38           $14.09           $13.97           $13.56           $13.12
  Accumulation units outstanding
  at the end of period                        539,052          509,573          501,066          446,565          184,175

JNL/PPM America High Yield Bond
Division(82)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.50           $13.25           $13.28
    End of period                               N/A              N/A            $16.03           $15.50           $13.25
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             305,240          64,076

JNL/Putnam Equity Division(57)

  Accumulation unit value:
    Beginning of period                       $21.66           $20.19           $18.12           $14.44           $17.55
    End of period                             $24.29           $21.66           $20.19           $18.12           $14.44
  Accumulation units outstanding
  at the end of period                        12,282           15,083           13,531           16,293            5,683






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(57)

  Accumulation unit value:
    Beginning of period                        $8.38            $7.58            $6.48            $4.92            $6.43
    End of period                              $8.74            $8.38            $7.58            $6.48            $4.92
  Accumulation units outstanding
  at the end of period                        44,011           50,467           61,033           60,335           24,404

JNL/Putnam Value Equity Division(57)

  Accumulation unit value:
    Beginning of period                       $20.51           $19.83           $18.32           $14.92           $17.80
    End of period                             $22.86           $20.51           $19.83           $18.32           $14.92
  Accumulation units outstanding
  at the end of period                        103,247          126,644          130,988          115,109          27,589

JNL/S&P Core Index 100 Division(88)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.29            $8.55            $9.94
    End of period                               N/A              N/A            $10.48           $10.29            $8.55
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             140,880          101,997

JNL/S&P Core Index 50 Division(180)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.99            $7.74            $7.91
    End of period                               N/A              N/A            $10.19            $9.99            $7.74
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             58,226            5,324

JNL/S&P Core Index 75 Division(101)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.15            $8.14            $9.78
    End of period                               N/A              N/A            $10.37           $10.15            $8.14
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             18,600           11,594

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(52)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.52            $8.21           $10.38
    End of period                               N/A              N/A            $10.75           $10.52            $8.21
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             176,424          62,697

JNL/S&P Equity Growth Division I(52)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.28            $8.05           $10.20
    End of period                               N/A              N/A            $10.48           $10.28            $8.05
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             228,333          105,602

JNL/S&P Managed Aggressive Growth
Division(52)

  Accumulation unit value:
    Beginning of period                       $13.56           $12.68           $11.42            $9.13           $10.97
    End of period                             $15.46           $13.56           $12.68           $11.42            $9.13
  Accumulation units outstanding
  at the end of period                       1,188,578        1,308,090        1,399,460         498,980          230,240

JNL/S&P Managed Conservative Division(853)

  Accumulation unit value:
    Beginning of period                       $10.55           $10.41             N/A              N/A              N/A
    End of period                             $11.22           $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,176             885              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(52)

  Accumulation unit value:
    Beginning of period                       $13.68           $12.91           $11.75            $9.79           $11.08
    End of period                             $15.40           $13.68           $12.91           $11.75            $9.79
  Accumulation units outstanding
  at the end of period                       1,724,229        1,972,227        2,148,491        1,989,280         753,526

JNL/S&P Managed Moderate Division(705)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.50           $10.28             N/A              N/A
    End of period                             $11.84           $10.88           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,466            9,736            4,690             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(52)

  Accumulation unit value:
    Beginning of period                       $13.23           $12.61           $11.67           $10.05           $10.94
    End of period                             $14.63           $13.23           $12.61           $11.67           $10.05
  Accumulation units outstanding
  at the end of period                       1,042,725        1,157,423        1,125,083         974,917          253,103

JNL/S&P Retirement 2015 Division(1017)

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,726             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division(1208)

  Accumulation unit value:
    Beginning of period                       $11.01             N/A              N/A              N/A              N/A
    End of period                             $11.05             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,025             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(81)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $11.01            $8.55           $11.12
    End of period                               N/A              N/A            $11.27           $11.01            $8.55
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             115,546          17,702

JNL/Select Balanced Division(61)

  Accumulation unit value:
    Beginning of period                       $23.91           $23.03           $21.06           $17.57           $18.40
    End of period                             $26.80           $23.91           $23.03           $21.06           $17.57
  Accumulation units outstanding
  at the end of period                        362,763          378,265          406,653          362,291          114,414

JNL/Select Global Growth Division(697)

  Accumulation unit value:
    Beginning of period                       $23.32           $23.21           $21.97             N/A              N/A
    End of period                             $26.06           $23.32           $23.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,696             851              458              N/A              N/A

JNL/Select Large Cap Growth Division(58)

  Accumulation unit value:
    Beginning of period                       $26.95           $26.11           $23.72           $17.75           $22.91
    End of period                             $27.81           $26.95           $26.11           $23.72           $17.75
  Accumulation units outstanding
  at the end of period                        33,710           36,843           55,817           40,737           23,094

JNL/Select Money Market Division(42)

  Accumulation unit value:
    Beginning of period                       $12.39           $12.24           $12.31           $12.43           $12.47
    End of period                             $12.77           $12.39           $12.24           $12.31           $12.43
  Accumulation units outstanding
  at the end of period                        157,603          71,100           101,980          104,593          126,368






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(236)

  Accumulation unit value:
    Beginning of period                       $17.54           $16.45           $14.53           $10.93           $11.45
    End of period                             $20.91           $17.54           $16.45           $14.53           $10.93
  Accumulation units outstanding
  at the end of period                        109,455          67,113           80,547           67,707            4,144

JNL/T.Rowe Price Established Growth
Division(57)

  Accumulation unit value:
    Beginning of period                       $26.98           $25.79           $23.80           $18.49           $22.60
    End of period                             $30.25           $26.98           $25.79           $23.80           $18.49
  Accumulation units outstanding
  at the end of period                        214,238          232,663          220,503          173,299          73,513

JNL/T.Rowe Price Mid-Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                       $37.67           $33.48           $28.76           $21.04           $25.29
    End of period                             $39.67           $37.67           $33.48           $28.76           $21.04
  Accumulation units outstanding
  at the end of period                        116,921          134,301          149,051          110,294          37,653

JNL/T.Rowe Price Value Division(57)

  Accumulation unit value:
    Beginning of period                       $13.84           $13.22           $11.64            $9.09           $10.60
    End of period                             $16.38           $13.84           $13.22           $11.64            $9.09
  Accumulation units outstanding
  at the end of period                        551,172          597,134          635,682          493,499          212,633

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.12           $13.08           $12.71             N/A              N/A
    End of period                             $14.30           $13.12           $13.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        312,688          354,723          410,250            N/A              N/A

JNL/Western Asset Strategic Bond
Division(89)

  Accumulation unit value:
    Beginning of period                       $18.85           $18.63           $17.67           $15.78           $15.11
    End of period                             $19.46           $18.85           $18.63           $17.67           $15.78
  Accumulation units outstanding
  at the end of period                        269,251          146,642          136,592          110,447          40,592






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(61)

  Accumulation unit value:
    Beginning of period                       $15.73           $15.58           $15.22           $15.25           $14.12
    End of period                             $16.02           $15.73           $15.58           $15.22           $15.25
  Accumulation units outstanding
  at the end of period                        184,285          186,148          225,944          252,767          200,425





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.42%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(1111)

  Accumulation unit value:
    Beginning of period                       $11.02             N/A              N/A              N/A              N/A
    End of period                             $12.07             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,193             N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(1208)

  Accumulation unit value:
    Beginning of period                       $15.42             N/A              N/A              N/A              N/A
    End of period                             $15.90             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,209             N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(577)

  Accumulation unit value:
    Beginning of period                       $11.48           $12.00            $9.93             N/A              N/A
    End of period                             $12.71           $11.48           $12.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,298            6,305            6,305             N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(577)

  Accumulation unit value:
    Beginning of period                        $8.95            $9.62            $8.91             N/A              N/A
    End of period                             $11.43            $8.95            $9.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              7,012             N/A              N/A

JNL/MCM Dow Dividend Division(1153)

  Accumulation unit value:
    Beginning of period                       $10.97             N/A              N/A              N/A              N/A
    End of period                             $11.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(1153)

  Accumulation unit value:
    Beginning of period                        $9.06             N/A              N/A              N/A              N/A
    End of period                              $9.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,457             N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(577)

  Accumulation unit value:
    Beginning of period                       $12.82           $11.80            $9.22             N/A              N/A
    End of period                             $17.71           $12.82           $11.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,453            6,756            6,756             N/A              N/A

JNL/MCM Healthcare Sector Division(1208)

  Accumulation unit value:
    Beginning of period                       $11.87             N/A              N/A              N/A              N/A
    End of period                             $12.00             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,765             N/A              N/A              N/A              N/A

JNL/MCM International Index Division(577)

  Accumulation unit value:
    Beginning of period                       $15.18           $13.59           $11.30             N/A              N/A
    End of period                             $18.80           $15.18           $13.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,380           11,040           11,040             N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(1208)

  Accumulation unit value:
    Beginning of period                       $28.88             N/A              N/A              N/A              N/A
    End of period                             $27.98             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,781             N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(577)

  Accumulation unit value:
    Beginning of period                       $13.51            $9.98            $8.20             N/A              N/A
    End of period                             $13.94           $13.51            $9.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              7,726            7,726             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(577)

  Accumulation unit value:
    Beginning of period                       $14.19           $12.86           $11.10             N/A              N/A
    End of period                             $15.35           $14.19           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,274           11,304           11,304             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(577)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.51            $9.53             N/A              N/A
    End of period                             $12.27           $10.81           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              6,661            6,661             N/A              N/A

JNL/MCM Select Small-Cap Division(842)

  Accumulation unit value:
    Beginning of period                       $19.81           $17.93             N/A              N/A              N/A
    End of period                             $21.39           $19.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,968             N/A              N/A              N/A

JNL/MCM Small Cap Index Division(577)

  Accumulation unit value:
    Beginning of period                       $13.54           $13.18           $11.19             N/A              N/A
    End of period                             $15.68           $13.54           $13.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              5,642             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(842)

  Accumulation unit value:
    Beginning of period                       $15.64           $12.60             N/A              N/A              N/A
    End of period                             $15.21           $15.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              5,173             N/A              N/A              N/A

JNL/MCM VIP Division(1111)

  Accumulation unit value:
    Beginning of period                       $11.44             N/A              N/A              N/A              N/A
    End of period                             $13.26             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,984             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(577)

  Accumulation unit value:
    Beginning of period                       $14.07           $13.95           $13.32             N/A              N/A
    End of period                             $14.35           $14.07           $13.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,021            4,786            4,786             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(577)

  Accumulation unit value:
    Beginning of period                       $23.86           $22.98           $20.86             N/A              N/A
    End of period                             $26.74           $23.86           $22.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              6,080            6,080             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(577)

  Accumulation unit value:
    Beginning of period                       $37.58           $33.41           $28.80             N/A              N/A
    End of period                             $39.57           $37.58           $33.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,189            2,189             N/A              N/A

JNL/T.Rowe Price Value Division(577)

  Accumulation unit value:
    Beginning of period                       $13.82           $13.21           $11.50             N/A              N/A
    End of period                             $16.36           $13.82           $13.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             11,005           11,005             N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(577)

  Accumulation unit value:
    Beginning of period                       $18.81           $18.59           $17.21             N/A              N/A
    End of period                             $19.42           $18.81           $18.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,700            3,700             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.45%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(73)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.17           $10.30            $8.04           $10.68
    End of period                             $12.55           $11.80           $11.17           $10.30            $8.04
  Accumulation units outstanding
  at the end of period                        90,784           119,095          127,915          75,329           12,265

JNL/AIM Premier Equity II Division(60)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.43            $7.80           $10.09
    End of period                               N/A              N/A             $9.22            $9.43            $7.80
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             19,704            7,886

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                       $11.59           $10.32             N/A              N/A              N/A
    End of period                             $15.58           $11.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,948            6,670             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(73)

  Accumulation unit value:
    Beginning of period                       $12.73           $11.91           $11.31            $8.29           $11.04
    End of period                             $14.36           $12.73           $11.91           $11.31            $8.29
  Accumulation units outstanding
  at the end of period                        31,908           51,526           64,997           58,555           33,911

JNL/Alger Growth Division(74)

  Accumulation unit value:
    Beginning of period                       $19.23           $17.37           $16.78           $12.59           $18.30
    End of period                             $19.89           $19.23           $17.37           $16.78           $12.59
  Accumulation units outstanding
  at the end of period                        21,905           24,883           36,788           29,912           13,375

JNL/Alliance Capital Growth Division(50)

  Accumulation unit value:
    Beginning of period                         N/A             $9.90            $9.45            $7.71           $10.20
    End of period                               N/A             $9.00            $9.90            $9.45            $7.71
  Accumulation units outstanding
  at the end of period                          N/A               -             20,194           33,040           11,863






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(73)

  Accumulation unit value:
    Beginning of period                       $17.44           $17.12           $16.33           $13.31           $17.35
    End of period                             $19.31           $17.44           $17.12           $16.33           $13.31
  Accumulation units outstanding
  at the end of period                        25,163           28,485           41,876           37,294           13,935

JNL/Eagle SmallCap Equity Division(65)

  Accumulation unit value:
    Beginning of period                       $19.70           $19.49           $16.65           $12.07           $15.75
    End of period                             $23.31           $19.70           $19.49           $16.65           $12.07
  Accumulation units outstanding
  at the end of period                        15,427           12,552           12,158           10,700            5,060

JNL/FMR Balanced Division(56)

  Accumulation unit value:
    Beginning of period                       $11.04           $10.17            $9.43            $8.41            $9.06
    End of period                             $12.05           $11.04           $10.17            $9.43            $8.41
  Accumulation units outstanding
  at the end of period                        129,797          118,222          116,113          73,523           17,199

JNL/FMR MidCap Equity Division(60)

  Accumulation unit value:
    Beginning of period                       $21.88           $20.91           $17.98           $13.45           $16.59
    End of period                             $24.16           $21.88           $20.91           $17.98           $13.45
  Accumulation units outstanding
  at the end of period                         6,226           12,732           11,052           12,698            8,459






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,698             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(905)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.86             N/A              N/A              N/A
    End of period                             $12.67           $10.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,834            1,673             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(911)

  Accumulation unit value:
    Beginning of period                       $11.28           $11.15             N/A              N/A              N/A
    End of period                             $12.87           $11.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,506            2,310             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1064)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,778             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(73)

  Accumulation unit value:
    Beginning of period                       $14.64           $13.42           $11.70            $9.24           $11.71
    End of period                             $17.69           $14.64           $13.42           $11.70            $9.24
  Accumulation units outstanding
  at the end of period                        36,312           39,963           42,899           31,246           21,232

JNL/JPMorgan International Value
Division(312)

  Accumulation unit value:
    Beginning of period                       $12.19           $10.43            $8.64            $6.11             N/A
    End of period                             $15.86           $12.19           $10.43            $8.64             N/A
  Accumulation units outstanding
  at the end of period                        89,219           65,166           28,640           28,582             N/A

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,214             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(56)

  Accumulation unit value:
    Beginning of period                       $18.43           $17.18           $13.98           $11.00           $13.05
    End of period                             $20.81           $18.43           $17.18           $13.98           $11.00
  Accumulation units outstanding
  at the end of period                        68,252           85,745           92,065           79,705           31,702

JNL/Lazard Small Cap Value Division(58)

  Accumulation unit value:
    Beginning of period                       $15.04           $14.58           $12.82            $9.37           $11.29
    End of period                             $17.32           $15.04           $14.58           $12.82            $9.37
  Accumulation units outstanding
  at the end of period                        63,062           83,717           103,321          95,623           52,324






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(118)

  Accumulation unit value:
    Beginning of period                       $11.46           $11.98            $9.97            $7.61            $9.78
    End of period                             $12.68           $11.46           $11.98            $9.97            $7.61
  Accumulation units outstanding
  at the end of period                        356,690          469,313          502,570          316,509          49,772

JNL/MCM Bond Index Division(58)

  Accumulation unit value:
    Beginning of period                       $11.14           $11.10           $10.86           $10.71           $10.00
    End of period                             $11.38           $11.14           $11.10           $10.86           $10.71
  Accumulation units outstanding
  at the end of period                        140,788          165,781          197,577          128,901          48,780

JNL/MCM Communications Sector
Division(523)

  Accumulation unit value:
    Beginning of period                        $4.53            $4.55            $4.21             N/A              N/A
    End of period                              $6.08            $4.53            $4.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,331           12,940            9,538             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(518)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.89           $10.23             N/A              N/A
    End of period                             $11.71           $10.47           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,102            9,259           10,336             N/A              N/A

JNL/MCM Dow 10 Division(56)

  Accumulation unit value:
    Beginning of period                        $8.93            $9.60            $9.47            $7.64            $8.64
    End of period                             $11.40            $8.93            $9.60            $9.47            $7.64
  Accumulation units outstanding
  at the end of period                        452,065          547,253          621,871          417,372          105,586

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                       $10.09             N/A              N/A              N/A              N/A
    End of period                             $11.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        99,674             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(50)

  Accumulation unit value:
    Beginning of period                        $8.53            $8.30            $7.57            $5.95            $7.48
    End of period                              $9.82            $8.53            $8.30            $7.57            $5.95
  Accumulation units outstanding
  at the end of period                        71,482           71,703           89,475           57,248           31,019

JNL/MCM Financial Sector Division(518)

  Accumulation unit value:
    Beginning of period                       $12.68           $12.13           $11.46             N/A              N/A
    End of period                             $14.83           $12.68           $12.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        71,617           53,075           48,088             N/A              N/A

JNL/MCM Global 15 Division(118)

  Accumulation unit value:
    Beginning of period                       $12.80           $11.78            $9.33            $7.11            $9.05
    End of period                             $17.67           $12.80           $11.78            $9.33            $7.11
  Accumulation units outstanding
  at the end of period                        412,665          439,577          480,031          284,753          43,257

JNL/MCM Healthcare Sector Division(486)

  Accumulation unit value:
    Beginning of period                       $11.43           $10.78           $10.57           $10.57             N/A
    End of period                             $11.97           $11.43           $10.78           $10.57             N/A
  Accumulation units outstanding
  at the end of period                        43,240           65,916           44,487             562              N/A

JNL/MCM International Index Division(65)

  Accumulation unit value:
    Beginning of period                       $15.17           $13.58           $11.53            $8.52            $9.96
    End of period                             $18.77           $15.17           $13.58           $11.53            $8.52
  Accumulation units outstanding
  at the end of period                        162,384          173,233          215,873          130,405          59,645

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                       $11.90           $10.91           $10.42             N/A              N/A
    End of period                             $13.93           $11.90           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        580,255          158,018           6,344             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1118)

  Accumulation unit value:
    Beginning of period                        $9.24             N/A              N/A              N/A              N/A
    End of period                             $10.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,836             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(676)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.83           $10.00             N/A              N/A
    End of period                             $10.91           $10.57           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,099           42,755           22,602             N/A              N/A

JNL/MCM Oil & Gas Sector Division(504)

  Accumulation unit value:
    Beginning of period                       $23.46           $17.40           $13.62             N/A              N/A
    End of period                             $27.93           $23.46           $17.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        66,626           34,265           25,909             N/A              N/A

JNL/MCM S&P 10 Division(118)

  Accumulation unit value:
    Beginning of period                       $13.48            $9.96            $8.59            $7.33            $9.97
    End of period                             $13.91           $13.48            $9.96            $8.59            $7.33
  Accumulation units outstanding
  at the end of period                        388,797          523,821          524,020          349,834          53,406

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A              N/A
    End of period                             $10.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(50)

  Accumulation unit value:
    Beginning of period                       $14.18           $12.84           $11.26            $8.49            $9.67
    End of period                             $15.33           $14.18           $12.84           $11.26            $8.49
  Accumulation units outstanding
  at the end of period                        191,630          230,076          246,455          146,345          54,166






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(50)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.50            $9.68            $7.68            $9.47
    End of period                             $12.25           $10.80           $10.50            $9.68            $7.68
  Accumulation units outstanding
  at the end of period                        371,295          503,110          554,198          329,286          154,134

JNL/MCM Select Small-Cap Division(118)

  Accumulation unit value:
    Beginning of period                       $19.78           $18.42           $16.60           $11.38           $15.45
    End of period                             $21.34           $19.78           $18.42           $16.60           $11.38
  Accumulation units outstanding
  at the end of period                        184,833          247,994          276,086          178,144          30,995

JNL/MCM Small Cap Index Division(52)

  Accumulation unit value:
    Beginning of period                       $13.52           $13.16           $11.37            $7.91            $9.76
    End of period                             $15.66           $13.52           $13.16           $11.37            $7.91
  Accumulation units outstanding
  at the end of period                        157,556          182,651          193,287          118,026          38,057

JNL/MCM Technology Sector Division(518)

  Accumulation unit value:
    Beginning of period                        $5.78            $5.73            $5.95             N/A              N/A
    End of period                              $6.23            $5.78            $5.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        209,592          154,310          96,325             N/A              N/A

JNL/MCM Value Line 25 Division(676)

  Accumulation unit value:
    Beginning of period                       $15.64           $11.43           $10.00             N/A              N/A
    End of period                             $15.20           $15.64           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        186,693          158,602          65,894             N/A              N/A

JNL/MCM VIP Division(704)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.08           $10.57             N/A              N/A
    End of period                             $13.25           $11.99           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,435           66,475           41,173             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(62)

  Accumulation unit value:
    Beginning of period                       $12.69           $11.32            $9.74            $7.03            $8.75
    End of period                             $14.63           $12.69           $11.32            $9.74            $7.03
  Accumulation units outstanding
  at the end of period                        74,276           79,336           87,736           66,388           29,061

JNL/Oppenheimer Growth Division(109)

  Accumulation unit value:
    Beginning of period                        $8.81            $8.19            $7.97            $6.87            $8.49
    End of period                              $9.11            $8.81            $8.19            $7.97            $6.87
  Accumulation units outstanding
  at the end of period                        14,745           10,167           32,173           48,816            5,052

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(58)

  Accumulation unit value:
    Beginning of period                       $14.04           $13.92           $13.52           $13.09           $12.44
    End of period                             $14.32           $14.04           $13.92           $13.52           $13.09
  Accumulation units outstanding
  at the end of period                        218,408          237,188          249,963          208,256          97,236

JNL/PPM America High Yield Bond
Division(60)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.44           $13.20           $12.98
    End of period                               N/A              N/A            $15.96           $15.44           $13.20
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             144,853          32,045

JNL/Putnam Equity Division(60)

  Accumulation unit value:
    Beginning of period                       $21.54           $20.10           $18.04           $14.38           $17.40
    End of period                             $24.15           $21.54           $20.10           $18.04           $14.38
  Accumulation units outstanding
  at the end of period                         7,704            7,934           21,039           22,375           18,472






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(60)

  Accumulation unit value:
    Beginning of period                        $8.35            $7.56            $6.47            $4.92            $6.40
    End of period                              $8.71            $8.35            $7.56            $6.47            $4.92
  Accumulation units outstanding
  at the end of period                        23,673           31,617           33,834           29,765            9,542

JNL/Putnam Value Equity Division(60)

  Accumulation unit value:
    Beginning of period                       $20.40           $19.73           $18.24           $14.86           $17.90
    End of period                             $22.73           $20.40           $19.73           $18.24           $14.86
  Accumulation units outstanding
  at the end of period                        35,820           49,550           63,463           57,883           35,018

JNL/S&P Core Index 100 Division(85)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.28            $8.54           $10.04
    End of period                               N/A              N/A            $10.47           $10.28            $8.54
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             44,493           18,745

JNL/S&P Core Index 50 Division(89)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.98            $7.73            $9.99
    End of period                               N/A              N/A            $10.17            $9.98            $7.73
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,521             312

JNL/S&P Core Index 75 Division(50)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.14            $8.14            $9.52
    End of period                               N/A              N/A            $10.36           $10.14            $8.14
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             24,723           21,207

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(108)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.49            $8.19           $10.25
    End of period                               N/A              N/A            $10.72           $10.49            $8.19
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             37,162           10,640

JNL/S&P Equity Growth Division I(47)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.26            $8.03           $10.05
    End of period                               N/A              N/A            $10.45           $10.26            $8.03
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             206,291          38,840

JNL/S&P Managed Aggressive Growth
Division(83)

  Accumulation unit value:
    Beginning of period                       $13.51           $12.64           $11.38            $9.11           $11.39
    End of period                             $15.39           $13.51           $12.64           $11.38            $9.11
  Accumulation units outstanding
  at the end of period                        313,782          342,121          445,283          87,380           28,707

JNL/S&P Managed Conservative Division(786)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.26             N/A              N/A              N/A
    End of period                             $11.21           $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,164           35,109             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(56)

  Accumulation unit value:
    Beginning of period                       $13.63           $12.87           $11.72            $9.77           $11.03
    End of period                             $15.33           $13.63           $12.87           $11.72            $9.77
  Accumulation units outstanding
  at the end of period                        652,908          693,179          742,134          483,690          139,370

JNL/S&P Managed Moderate Division(780)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.54             N/A              N/A              N/A
    End of period                             $11.83           $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,368           19,509             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(67)

  Accumulation unit value:
    Beginning of period                       $13.18           $12.56           $11.63           $10.02           $11.17
    End of period                             $14.57           $13.18           $12.56           $11.63           $10.02
  Accumulation units outstanding
  at the end of period                        613,906          633,091          583,823          338,666          100,482

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(77)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.98            $8.53           $11.43
    End of period                               N/A              N/A            $11.24           $10.98            $8.53
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             31,673           29,769

JNL/Select Balanced Division(73)

  Accumulation unit value:
    Beginning of period                       $23.79           $22.92           $20.97           $17.50           $18.79
    End of period                             $26.65           $23.79           $22.92           $20.97           $17.50
  Accumulation units outstanding
  at the end of period                        113,922          105,312          115,394          78,075           18,956

JNL/Select Global Growth Division(586)

  Accumulation unit value:
    Beginning of period                       $23.20           $23.10           $20.68             N/A              N/A
    End of period                             $25.91           $23.20           $23.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          160              156             1,459             N/A              N/A

JNL/Select Large Cap Growth Division(58)

  Accumulation unit value:
    Beginning of period                       $26.81           $25.99           $23.61           $17.69           $22.83
    End of period                             $27.64           $26.81           $25.99           $23.61           $17.69
  Accumulation units outstanding
  at the end of period                        18,774           30,598           33,000           28,727           19,568

JNL/Select Money Market Division(52)

  Accumulation unit value:
    Beginning of period                       $12.32           $12.17           $12.25           $12.37           $12.41
    End of period                             $12.69           $12.32           $12.17           $12.25           $12.37
  Accumulation units outstanding
  at the end of period                        67,673           38,785           47,302           26,645           55,558






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(242)

  Accumulation unit value:
    Beginning of period                       $17.51           $16.43           $14.52           $10.93           $11.19
    End of period                             $20.87           $17.51           $16.43           $14.52           $10.93
  Accumulation units outstanding
  at the end of period                        48,084           40,503           57,418           27,733             166

JNL/T.Rowe Price Established Growth
Division(58)

  Accumulation unit value:
    Beginning of period                       $26.84           $25.66           $23.70           $18.42           $22.77
    End of period                             $30.07           $26.84           $25.66           $23.70           $18.42
  Accumulation units outstanding
  at the end of period                        53,117           63,086           64,981           53,649           22,644

JNL/T.Rowe Price Mid-Cap Growth
Division(56)

  Accumulation unit value:
    Beginning of period                       $37.47           $33.32           $28.64           $20.96           $25.75
    End of period                             $39.44           $37.47           $33.32           $28.64           $20.96
  Accumulation units outstanding
  at the end of period                        46,593           60,832           65,787           54,288           19,061

JNL/T.Rowe Price Value Division(56)

  Accumulation unit value:
    Beginning of period                       $13.80           $13.19           $11.61            $9.07           $10.79
    End of period                             $16.32           $13.80           $13.19           $11.61            $9.07
  Accumulation units outstanding
  at the end of period                        123,195          152,077          165,555          113,931          50,904

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.07           $13.04           $12.67             N/A              N/A
    End of period                             $14.23           $13.07           $13.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        169,653          180,836          255,826            N/A              N/A

JNL/Western Asset Strategic Bond
Division(73)

  Accumulation unit value:
    Beginning of period                       $18.75           $18.54           $17.59           $15.72           $14.95
    End of period                             $19.35           $18.75           $18.54           $17.59           $15.72
  Accumulation units outstanding
  at the end of period                        60,282           68,310           66,873           50,533           17,267






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(68)

  Accumulation unit value:
    Beginning of period                       $15.65           $15.51           $15.15           $15.19           $13.97
    End of period                             $15.92           $15.65           $15.51           $15.15           $15.19
  Accumulation units outstanding
  at the end of period                        94,942           109,586          127,677          125,294          144,258





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.50%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(274)

  Accumulation unit value:
    Beginning of period                       $11.78           $11.15           $10.29            $7.86             N/A
    End of period                             $12.52           $11.78           $11.15           $10.29             N/A
  Accumulation units outstanding
  at the end of period                        487,612          450,551          358,184          178,781            N/A

JNL/AIM Premier Equity II Division(278)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.42            $7.39             N/A
    End of period                               N/A              N/A             $9.21            $9.42             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             14,913             N/A

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                       $11.58           $10.00             N/A              N/A              N/A
    End of period                             $15.56           $11.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        504,755          77,842             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(274)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.89           $11.30            $7.75             N/A
    End of period                             $14.33           $12.70           $11.89           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        177,637          207,652          185,860          138,330            N/A

JNL/Alger Growth Division(274)

  Accumulation unit value:
    Beginning of period                       $19.13           $17.29           $16.71           $12.11             N/A
    End of period                             $19.78           $19.13           $17.29           $16.71             N/A
  Accumulation units outstanding
  at the end of period                        124,232          113,651          119,675          128,667            N/A

JNL/Alliance Capital Growth Division(274)

  Accumulation unit value:
    Beginning of period                         N/A             $9.86            $9.42            $7.20             N/A
    End of period                               N/A             $8.97            $9.86            $9.42             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             86,224           78,528             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(285)

  Accumulation unit value:
    Beginning of period                       $17.36           $17.05           $16.27           $12.14             N/A
    End of period                             $19.21           $17.36           $17.05           $16.27             N/A
  Accumulation units outstanding
  at the end of period                        180,777          239,389          201,640          122,214            N/A

JNL/Eagle SmallCap Equity Division(285)

  Accumulation unit value:
    Beginning of period                       $19.60           $19.41           $16.59           $10.41             N/A
    End of period                             $23.19           $19.60           $19.41           $16.59             N/A
  Accumulation units outstanding
  at the end of period                        139,411          105,213          103,984          49,816             N/A

JNL/FMR Balanced Division(284)

  Accumulation unit value:
    Beginning of period                       $11.00           $10.15            $9.41            $8.14             N/A
    End of period                             $12.01           $11.00           $10.15            $9.41             N/A
  Accumulation units outstanding
  at the end of period                        380,726          303,094          308,511          240,075            N/A

JNL/FMR MidCap Equity Division(274)

  Accumulation unit value:
    Beginning of period                       $21.76           $20.81           $17.90           $12.90             N/A
    End of period                             $24.02           $21.76           $20.81           $17.90             N/A
  Accumulation units outstanding
  at the end of period                        50,765           41,938           31,977           18,467             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1068)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        276,208            N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(851)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.00             N/A              N/A              N/A
    End of period                             $12.66           $10.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        163,803          28,975             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(855)

  Accumulation unit value:
    Beginning of period                       $11.28           $10.00             N/A              N/A              N/A
    End of period                             $12.86           $11.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        225,497          137,140            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1063)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        135,651            N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(281)

  Accumulation unit value:
    Beginning of period                       $14.56           $13.35           $11.65            $8.42             N/A
    End of period                             $17.58           $14.56           $13.35           $11.65             N/A
  Accumulation units outstanding
  at the end of period                        314,571          197,196          113,095          66,299             N/A

JNL/JPMorgan International Value
Division(285)

  Accumulation unit value:
    Beginning of period                       $12.14           $10.39            $8.61            $5.43             N/A
    End of period                             $15.79           $12.14           $10.39            $8.61             N/A
  Accumulation units outstanding
  at the end of period                        769,872          392,803          277,805          82,807             N/A

JNL/Lazard Emerging Markets Division(1062)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        162,454            N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(274)

  Accumulation unit value:
    Beginning of period                       $18.36           $17.13           $13.94           $10.44             N/A
    End of period                             $20.72           $18.36           $17.13           $13.94             N/A
  Accumulation units outstanding
  at the end of period                        405,820          369,586          320,022          142,114            N/A

JNL/Lazard Small Cap Value Division(278)

  Accumulation unit value:
    Beginning of period                       $14.98           $14.53           $12.79            $8.88             N/A
    End of period                             $17.24           $14.98           $14.53           $12.79             N/A
  Accumulation units outstanding
  at the end of period                        372,906          304,585          314,682          210,425            N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(182)

  Accumulation unit value:
    Beginning of period                       $11.42           $11.94            $9.95            $7.60            $8.15
    End of period                             $12.63           $11.42           $11.94            $9.95            $7.60
  Accumulation units outstanding
  at the end of period                       3,899,166        3,364,273        2,738,002        1,060,713            -

JNL/MCM Bond Index Division(272)

  Accumulation unit value:
    Beginning of period                       $11.12           $11.08           $10.85           $10.76             N/A
    End of period                             $11.35           $11.12           $11.08           $10.85             N/A
  Accumulation units outstanding
  at the end of period                       1,085,503         901,613          759,437          280,251            N/A

JNL/MCM Communications Sector
Division(488)

  Accumulation unit value:
    Beginning of period                        $4.52            $4.54            $4.03             N/A              N/A
    End of period                              $6.06            $4.52            $4.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        440,482          83,801           85,003             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(487)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.86            $9.93             N/A              N/A
    End of period                             $11.67           $10.44           $10.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        71,431           43,844           24,567             N/A              N/A

JNL/MCM Dow 10 Division(182)

  Accumulation unit value:
    Beginning of period                        $8.90            $9.58            $9.45            $7.63            $7.38
    End of period                             $11.36            $8.90            $9.58            $9.45            $7.63
  Accumulation units outstanding
  at the end of period                       4,976,483        4,193,235        3,323,866        1,332,348            -

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,468,589           N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(307)

  Accumulation unit value:
    Beginning of period                        $8.50            $8.28            $7.55            $5.88             N/A
    End of period                              $9.78            $8.50            $8.28            $7.55             N/A
  Accumulation units outstanding
  at the end of period                        312,927          278,981          315,293          116,160            N/A

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $12.64           $12.09           $10.82           $10.60             N/A
    End of period                             $14.78           $12.64           $12.09           $10.82             N/A
  Accumulation units outstanding
  at the end of period                        159,484          99,089           75,068             529              N/A

JNL/MCM Global 15 Division(182)

  Accumulation unit value:
    Beginning of period                       $12.76           $11.75            $9.31            $7.10            $7.47
    End of period                             $17.61           $12.76           $11.75            $9.31            $7.10
  Accumulation units outstanding
  at the end of period                       4,172,639        3,531,894        2,791,850         944,569             -

JNL/MCM Healthcare Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $11.39           $10.75           $10.55           $10.34             N/A
    End of period                             $11.93           $11.39           $10.75           $10.55             N/A
  Accumulation units outstanding
  at the end of period                        298,063          263,843          154,680            542              N/A

JNL/MCM International Index Division(272)

  Accumulation unit value:
    Beginning of period                       $15.14           $13.56           $11.52            $8.12             N/A
    End of period                             $18.73           $15.14           $13.56           $11.52             N/A
  Accumulation units outstanding
  at the end of period                       1,652,526        1,275,918        1,062,863         414,962            N/A

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                       $11.89           $10.91            $9.91             N/A              N/A
    End of period                             $13.92           $11.89           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                      14,494,580        3,931,018         301,453            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1073)

  Accumulation unit value:
    Beginning of period                        $9.42             N/A              N/A              N/A              N/A
    End of period                             $10.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        502,032            N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(689)

  Accumulation unit value:
    Beginning of period                       $10.56           $10.83            $9.94             N/A              N/A
    End of period                             $10.90           $10.56           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        292,545          153,997          44,593             N/A              N/A

JNL/MCM Oil & Gas Sector Division(488)

  Accumulation unit value:
    Beginning of period                       $23.38           $17.35           $13.42             N/A              N/A
    End of period                             $27.82           $23.38           $17.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        427,959          273,368          140,481            N/A              N/A

JNL/MCM S&P 10 Division(182)

  Accumulation unit value:
    Beginning of period                       $13.44            $9.94            $8.57            $7.32            $8.46
    End of period                             $13.85           $13.44            $9.94            $8.57            $7.32
  Accumulation units outstanding
  at the end of period                       3,975,366        3,739,429        3,073,786        1,130,204            -

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                        $9.90             N/A              N/A              N/A              N/A
    End of period                             $10.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        74,048             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(272)

  Accumulation unit value:
    Beginning of period                       $14.15           $12.83           $11.24            $7.95             N/A
    End of period                             $15.29           $14.15           $12.83           $11.24             N/A
  Accumulation units outstanding
  at the end of period                       1,606,763        1,558,311        1,334,828         622,504            N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(272)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.48            $9.67            $7.31             N/A
    End of period                             $12.22           $10.78           $10.48            $9.67             N/A
  Accumulation units outstanding
  at the end of period                       2,778,470        2,379,973        2,064,234         987,736            N/A

JNL/MCM Select Small-Cap Division(182)

  Accumulation unit value:
    Beginning of period                       $19.72           $18.37           $16.57           $11.36           $11.35
    End of period                             $21.26           $19.72           $18.37           $16.57           $11.36
  Accumulation units outstanding
  at the end of period                       2,281,691        2,005,394        1,592,203         590,024             -

JNL/MCM Small Cap Index Division(272)

  Accumulation unit value:
    Beginning of period                       $13.50           $13.14           $11.36            $7.41             N/A
    End of period                             $15.62           $13.50           $13.14           $11.36             N/A
  Accumulation units outstanding
  at the end of period                       1,289,269        1,174,589        1,030,365         457,554            N/A

JNL/MCM Technology Sector Division(488)

  Accumulation unit value:
    Beginning of period                        $5.76            $5.71            $5.90             N/A              N/A
    End of period                              $6.21            $5.76            $5.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        314,183          204,763          115,754            N/A              N/A

JNL/MCM Value Line 25 Division(675)

  Accumulation unit value:
    Beginning of period                       $15.63           $11.43           $10.00             N/A              N/A
    End of period                             $15.18           $15.63           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                       3,106,852        1,378,283         154,601            N/A              N/A

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                       $11.98           $11.08            $9.76             N/A              N/A
    End of period                             $13.24           $11.98           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,328,131         709,018          101,868            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(279)

  Accumulation unit value:
    Beginning of period                       $12.66           $11.30            $9.72            $6.57             N/A
    End of period                             $14.58           $12.66           $11.30            $9.72             N/A
  Accumulation units outstanding
  at the end of period                        569,061          438,706          441,117          230,217            N/A

JNL/Oppenheimer Growth Division(285)

  Accumulation unit value:
    Beginning of period                        $8.79            $8.18            $7.96            $6.47             N/A
    End of period                              $9.08            $8.79            $8.18            $7.96             N/A
  Accumulation units outstanding
  at the end of period                        109,834          111,391          103,692          48,275             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(271)

  Accumulation unit value:
    Beginning of period                       $13.98           $13.87           $13.48           $13.18             N/A
    End of period                             $14.25           $13.98           $13.87           $13.48             N/A
  Accumulation units outstanding
  at the end of period                       1,469,541        1,166,464         890,922          621,948            N/A

JNL/PPM America High Yield Bond
Division(274)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.37           $13.35             N/A
    End of period                               N/A              N/A            $15.88           $15.37             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             328,180            N/A

JNL/Putnam Equity Division(278)

  Accumulation unit value:
    Beginning of period                       $21.43           $20.00           $17.96           $13.55             N/A
    End of period                             $24.01           $21.43           $20.00           $17.96             N/A
  Accumulation units outstanding
  at the end of period                        10,197           10,951            7,597            5,621             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(274)

  Accumulation unit value:
    Beginning of period                        $8.33            $7.54            $6.45            $4.73             N/A
    End of period                              $8.68            $8.33            $7.54            $6.45             N/A
  Accumulation units outstanding
  at the end of period                        73,776           82,055           69,530           58,509             N/A

JNL/Putnam Value Equity Division(281)

  Accumulation unit value:
    Beginning of period                       $20.29           $19.64           $18.16           $13.82             N/A
    End of period                             $22.60           $20.29           $19.64           $18.16             N/A
  Accumulation units outstanding
  at the end of period                        159,025          147,411          132,011          75,797             N/A

JNL/S&P Core Index 100 Division(279)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.27            $8.23             N/A
    End of period                               N/A              N/A            $10.45           $10.27             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             130,451            N/A

JNL/S&P Core Index 50 Division(353)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.97            $8.75             N/A
    End of period                               N/A              N/A            $10.16            $9.97             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             32,367             N/A

JNL/S&P Core Index 75 Division(372)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.13            $8.96             N/A
    End of period                               N/A              N/A            $10.34           $10.13             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             70,224             N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(311)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.46            $8.20             N/A
    End of period                               N/A              N/A            $10.68           $10.46             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             96,484             N/A

JNL/S&P Equity Growth Division I(273)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.23            $7.66             N/A
    End of period                               N/A              N/A            $10.42           $10.23             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             342,592            N/A

JNL/S&P Managed Aggressive Growth
Division(286)

  Accumulation unit value:
    Beginning of period                       $13.46           $12.59           $11.35            $8.40             N/A
    End of period                             $15.32           $13.46           $12.59           $11.35             N/A
  Accumulation units outstanding
  at the end of period                       2,279,405        2,279,364        2,477,770         447,513            N/A

JNL/S&P Managed Conservative Division(703)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.31           $10.14             N/A              N/A
    End of period                             $11.20           $10.54           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        239,797          81,549            7,172             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(270)

  Accumulation unit value:
    Beginning of period                       $13.57           $12.82           $11.68            $9.49             N/A
    End of period                             $15.26           $13.57           $12.82           $11.68             N/A
  Accumulation units outstanding
  at the end of period                       4,691,990        4,175,488        3,979,383        1,937,017           N/A

JNL/S&P Managed Moderate Division(678)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.50            $9.97             N/A              N/A
    End of period                             $11.81           $10.86           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        983,837          351,778          133,708            N/A              N/A

JNL/S&P Managed Moderate Growth
Division(269)

  Accumulation unit value:
    Beginning of period                       $13.13           $12.52           $11.60            $9.72             N/A
    End of period                             $14.51           $13.13           $12.52           $11.60             N/A
  Accumulation units outstanding
  at the end of period                       3,243,455        2,138,545        1,517,827         855,504            N/A

JNL/S&P Retirement 2015 Division(1046)

  Accumulation unit value:
    Beginning of period                       $10.28             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,879             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1071)

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A              N/A
    End of period                             $10.97             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,139             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division(1040)

  Accumulation unit value:
    Beginning of period                       $10.34             N/A              N/A              N/A              N/A
    End of period                             $11.04             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,140             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1029)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.59             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,512             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(284)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.95            $7.75             N/A
    End of period                               N/A              N/A            $11.20           $10.95             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             304,722            N/A

JNL/Select Balanced Division(278)

  Accumulation unit value:
    Beginning of period                       $23.66           $22.81           $20.88           $16.89             N/A
    End of period                             $26.49           $23.66           $22.81           $20.88             N/A
  Accumulation units outstanding
  at the end of period                        464,283          398,584          340,031          129,290            N/A

JNL/Select Global Growth Division(587)

  Accumulation unit value:
    Beginning of period                       $23.08           $22.99           $20.54             N/A              N/A
    End of period                             $25.76           $23.08           $22.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,753            9,403             886              N/A              N/A

JNL/Select Large Cap Growth Division(274)

  Accumulation unit value:
    Beginning of period                       $26.67           $25.86           $23.51           $16.91             N/A
    End of period                             $27.48           $26.67           $25.86           $23.51             N/A
  Accumulation units outstanding
  at the end of period                        75,265           37,211           58,777           53,728             N/A

JNL/Select Money Market Division(273)

  Accumulation unit value:
    Beginning of period                       $12.26           $12.12           $12.20           $12.32             N/A
    End of period                             $12.62           $12.26           $12.12           $12.20             N/A
  Accumulation units outstanding
  at the end of period                        515,586          190,178          122,952          66,930             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(278)

  Accumulation unit value:
    Beginning of period                       $17.48           $16.41           $14.51           $10.29             N/A
    End of period                             $20.83           $17.48           $16.41           $14.51             N/A
  Accumulation units outstanding
  at the end of period                        344,992          192,819          191,342          78,153             N/A

JNL/T.Rowe Price Established Growth
Division(277)

  Accumulation unit value:
    Beginning of period                       $26.69           $25.54           $23.59           $17.58             N/A
    End of period                             $29.90           $26.69           $25.54           $23.59             N/A
  Accumulation units outstanding
  at the end of period                        393,940          361,785          311,131          134,271            N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(274)

  Accumulation unit value:
    Beginning of period                       $37.27           $33.16           $28.51           $19.78             N/A
    End of period                             $39.21           $37.27           $33.16           $28.51             N/A
  Accumulation units outstanding
  at the end of period                        282,046          228,452          223,821          148,119            N/A

JNL/T.Rowe Price Value Division(277)

  Accumulation unit value:
    Beginning of period                       $13.76           $13.16           $11.59            $8.36             N/A
    End of period                             $16.27           $13.76           $13.16           $11.59             N/A
  Accumulation units outstanding
  at the end of period                        856,874          745,214          734,379          391,316            N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.02           $12.99           $12.63             N/A              N/A
    End of period                             $14.17           $13.02           $12.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        882,962          671,276          694,464            N/A              N/A

JNL/Western Asset Strategic Bond
Division(274)

  Accumulation unit value:
    Beginning of period                       $18.65           $18.45           $17.52           $15.95             N/A
    End of period                             $19.24           $18.65           $18.45           $17.52             N/A
  Accumulation units outstanding
  at the end of period                        630,740          493,093          335,446          149,590            N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(277)

  Accumulation unit value:
    Beginning of period                       $15.56           $15.43           $15.09           $15.29             N/A
    End of period                             $15.83           $15.56           $15.43           $15.09             N/A
  Accumulation units outstanding
  at the end of period                        375,838          341,607          322,313          205,423            N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.545%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(164)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.13           $10.28            $8.03            $8.13
    End of period                             $12.49           $11.76           $11.13           $10.28            $8.03
  Accumulation units outstanding
  at the end of period                        62,312           65,483           75,543           54,225            2,287

JNL/AIM Premier Equity II Division(263)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.41            $7.41             N/A
    End of period                               N/A              N/A             $9.20            $9.41             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             24,510             N/A

JNL/AIM Real Estate Division(850)

  Accumulation unit value:
    Beginning of period                       $11.58           $10.75             N/A              N/A              N/A
    End of period                             $15.55           $11.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,960            6,397             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(159)

  Accumulation unit value:
    Beginning of period                       $12.68           $11.87           $11.29            $8.28            $8.43
    End of period                             $14.29           $12.68           $11.87           $11.29            $8.28
  Accumulation units outstanding
  at the end of period                        16,220           18,373           32,620           33,557            3,341

JNL/Alger Growth Division(164)

  Accumulation unit value:
    Beginning of period                       $19.04           $17.22           $16.65           $12.50           $12.75
    End of period                             $19.68           $19.04           $17.22           $16.65           $12.50
  Accumulation units outstanding
  at the end of period                        20,249           23,345           28,326           35,744            3,303

JNL/Alliance Capital Growth Division(159)

  Accumulation unit value:
    Beginning of period                         N/A             $9.83            $9.39            $7.67            $8.10
    End of period                               N/A             $8.94            $9.83            $9.39            $7.67
  Accumulation units outstanding
  at the end of period                          N/A               -             12,422           124,217           8,456






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(132)

  Accumulation unit value:
    Beginning of period                       $17.29           $16.98           $16.22           $13.23           $15.57
    End of period                             $19.13           $17.29           $16.98           $16.22           $13.23
  Accumulation units outstanding
  at the end of period                        15,804           17,911           21,656           19,950            4,917

JNL/Eagle SmallCap Equity Division(132)

  Accumulation unit value:
    Beginning of period                       $19.52           $19.34           $16.53           $12.00           $14.84
    End of period                             $23.09           $19.52           $19.34           $16.53           $12.00
  Accumulation units outstanding
  at the end of period                        18,596           17,271           19,439           15,656            2,650

JNL/FMR Balanced Division(160)

  Accumulation unit value:
    Beginning of period                       $10.98           $10.13            $9.40            $8.39            $8.45
    End of period                             $11.97           $10.98           $10.13            $9.40            $8.39
  Accumulation units outstanding
  at the end of period                        90,812           69,065           65,566           74,257            6,710

JNL/FMR MidCap Equity Division(263)

  Accumulation unit value:
    Beginning of period                       $21.66           $20.72           $17.83           $13.00             N/A
    End of period                             $23.90           $21.66           $20.72           $17.83             N/A
  Accumulation units outstanding
  at the end of period                        14,621           17,634           20,795           21,738             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1082)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,861             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(851)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.62             N/A              N/A              N/A
    End of period                             $12.65           $10.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,087            3,112             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(851)

  Accumulation unit value:
    Beginning of period                       $11.27           $10.72             N/A              N/A              N/A
    End of period                             $12.85           $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,799            9,053             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,012             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(159)

  Accumulation unit value:
    Beginning of period                       $14.49           $13.29           $11.61            $9.17            $9.76
    End of period                             $17.49           $14.49           $13.29           $11.61            $9.17
  Accumulation units outstanding
  at the end of period                        23,217           21,795           19,980           19,379            4,655

JNL/JPMorgan International Value
Division(323)

  Accumulation unit value:
    Beginning of period                       $12.10           $10.36            $8.59            $6.42             N/A
    End of period                             $15.72           $12.10           $10.36            $8.59             N/A
  Accumulation units outstanding
  at the end of period                        78,483           55,916           46,378           21,969             N/A

JNL/Lazard Emerging Markets Division(1071)

  Accumulation unit value:
    Beginning of period                        $9.48             N/A              N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,036             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(129)

  Accumulation unit value:
    Beginning of period                       $18.29           $17.07           $13.90           $10.95           $12.87
    End of period                             $20.64           $18.29           $17.07           $13.90           $10.95
  Accumulation units outstanding
  at the end of period                        54,673           70,066           65,983           97,038            6,664

JNL/Lazard Small Cap Value Division(129)

  Accumulation unit value:
    Beginning of period                       $14.93           $14.49           $12.75            $9.33           $11.44
    End of period                             $17.17           $14.93           $14.49           $12.75            $9.33
  Accumulation units outstanding
  at the end of period                        43,889           54,311           61,703           65,931            4,788






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(126)

  Accumulation unit value:
    Beginning of period                       $11.39           $11.92            $9.93            $7.59            $9.55
    End of period                             $12.59           $11.39           $11.92            $9.93            $7.59
  Accumulation units outstanding
  at the end of period                        327,582          413,406          492,656          359,606          39,076

JNL/MCM Bond Index Division(249)

  Accumulation unit value:
    Beginning of period                       $11.10           $11.07           $10.84           $10.61             N/A
    End of period                             $11.33           $11.10           $11.07           $10.84             N/A
  Accumulation units outstanding
  at the end of period                        85,627           73,100           65,895           48,488             N/A

JNL/MCM Communications Sector
Division(514)

  Accumulation unit value:
    Beginning of period                        $4.50            $4.53            $4.31             N/A              N/A
    End of period                              $6.04            $4.50            $4.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,976            1,109           26,260             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(569)

  Accumulation unit value:
    Beginning of period                       $10.41           $10.83            $9.93             N/A              N/A
    End of period                             $11.63           $10.41           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,639            1,859            1,401             N/A              N/A

JNL/MCM Dow 10 Division(126)

  Accumulation unit value:
    Beginning of period                        $8.87            $9.55            $9.43            $7.62            $9.18
    End of period                             $11.32            $8.87            $9.55            $9.43            $7.62
  Accumulation units outstanding
  at the end of period                        398,366          448,970          517,890          418,071          36,225

JNL/MCM Dow Dividend Division(995)

  Accumulation unit value:
    Beginning of period                        $9.91             N/A              N/A              N/A              N/A
    End of period                             $11.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,855             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(263)

  Accumulation unit value:
    Beginning of period                        $8.48            $8.26            $7.54            $5.71             N/A
    End of period                              $9.75            $8.48            $8.26            $7.54             N/A
  Accumulation units outstanding
  at the end of period                        78,207           72,729           95,963           68,767             N/A

JNL/MCM Financial Sector Division(496)

  Accumulation unit value:
    Beginning of period                       $12.60           $12.06           $10.99             N/A              N/A
    End of period                             $14.73           $12.60           $12.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,795             381              703              N/A              N/A

JNL/MCM Global 15 Division(144)

  Accumulation unit value:
    Beginning of period                       $12.72           $11.72            $9.29            $7.09            $8.32
    End of period                             $17.55           $12.72           $11.72            $9.29            $7.09
  Accumulation units outstanding
  at the end of period                        299,139          329,802          332,195          193,739          25,238

JNL/MCM Healthcare Sector Division(486)

  Accumulation unit value:
    Beginning of period                       $11.36           $10.72           $10.52           $10.52             N/A
    End of period                             $11.89           $11.36           $10.72           $10.52             N/A
  Accumulation units outstanding
  at the end of period                        15,685           14,759            8,448            1,926             N/A

JNL/MCM International Index Division(126)

  Accumulation unit value:
    Beginning of period                       $15.11           $13.54           $11.51            $8.51           $10.54
    End of period                             $18.68           $15.11           $13.54           $11.51            $8.51
  Accumulation units outstanding
  at the end of period                        128,668          121,690          121,736          67,918            2,229

JNL/MCM JNL 5 Division(675)

  Accumulation unit value:
    Beginning of period                       $11.88           $10.91           $10.00             N/A              N/A
    End of period                             $13.90           $11.88           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        482,556          234,385          43,618             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1088)

  Accumulation unit value:
    Beginning of period                        $9.18             N/A              N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,657             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(675)

  Accumulation unit value:
    Beginning of period                       $10.56           $10.83           $10.00             N/A              N/A
    End of period                             $10.89           $10.56           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,090            7,923            4,980             N/A              N/A

JNL/MCM Oil & Gas Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $23.31           $17.31           $13.18           $12.97             N/A
    End of period                             $27.73           $23.31           $17.31           $13.18             N/A
  Accumulation units outstanding
  at the end of period                        67,037           59,999           22,442             193              N/A

JNL/MCM S&P 10 Division(126)

  Accumulation unit value:
    Beginning of period                       $13.40            $9.91            $8.56            $7.31            $9.93
    End of period                             $13.81           $13.40            $9.91            $8.56            $7.31
  Accumulation units outstanding
  at the end of period                        335,562          407,674          452,925          342,089          30,184

JNL/MCM S&P 24 Division(1119)

  Accumulation unit value:
    Beginning of period                        $9.46             N/A              N/A              N/A              N/A
    End of period                             $10.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          143              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(126)

  Accumulation unit value:
    Beginning of period                       $14.12           $12.81           $11.23            $8.48           $10.50
    End of period                             $15.26           $14.12           $12.81           $11.23            $8.48
  Accumulation units outstanding
  at the end of period                        158,631          176,713          184,969          144,620           4,047






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(126)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.47            $9.66            $7.68            $9.33
    End of period                             $12.19           $10.76           $10.47            $9.66            $7.68
  Accumulation units outstanding
  at the end of period                        235,923          239,939          264,990          227,623           4,153

JNL/MCM Select Small-Cap Division(126)

  Accumulation unit value:
    Beginning of period                       $19.66           $18.33           $16.53           $11.34           $14.47
    End of period                             $21.19           $19.66           $18.33           $16.53           $11.34
  Accumulation units outstanding
  at the end of period                        152,527          186,729          196,608          144,327          21,069

JNL/MCM Small Cap Index Division(196)

  Accumulation unit value:
    Beginning of period                       $13.47           $13.13           $11.35            $7.90            $7.51
    End of period                             $15.59           $13.47           $13.13           $11.35            $7.90
  Accumulation units outstanding
  at the end of period                        90,347           107,045          131,913          121,413           2,031

JNL/MCM Technology Sector Division(521)

  Accumulation unit value:
    Beginning of period                        $5.75            $5.70            $5.70             N/A              N/A
    End of period                              $6.19            $5.75            $5.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,624            5,320             487              N/A              N/A

JNL/MCM Value Line 25 Division(675)

  Accumulation unit value:
    Beginning of period                       $15.62           $11.43           $10.00             N/A              N/A
    End of period                             $15.17           $15.62           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        120,271          112,143          15,436             N/A              N/A

JNL/MCM VIP Division(675)

  Accumulation unit value:
    Beginning of period                       $11.97           $11.08           $10.00             N/A              N/A
    End of period                             $13.22           $11.97           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        102,655          55,599            8,712             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(132)

  Accumulation unit value:
    Beginning of period                       $12.63           $11.28            $9.71            $7.02            $8.72
    End of period                             $14.55           $12.63           $11.28            $9.71            $7.02
  Accumulation units outstanding
  at the end of period                        60,745           50,815           56,222           54,230           15,294

JNL/Oppenheimer Growth Division(164)

  Accumulation unit value:
    Beginning of period                        $8.77            $8.16            $7.95            $6.86            $7.11
    End of period                              $9.06            $8.77            $8.16            $7.95            $6.86
  Accumulation units outstanding
  at the end of period                        31,889           22,990           14,312           13,770            3,396

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(126)

  Accumulation unit value:
    Beginning of period                       $13.93           $13.83           $13.45           $13.03           $12.47
    End of period                             $14.20           $13.93           $13.83           $13.45           $13.03
  Accumulation units outstanding
  at the end of period                        231,207          216,520          211,650          260,024          23,571

JNL/PPM America High Yield Bond
Division(164)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.31           $13.10           $12.34
    End of period                               N/A              N/A            $15.81           $15.31           $13.10
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             99,880            2,634

JNL/Putnam Equity Division(326)

  Accumulation unit value:
    Beginning of period                       $21.32           $19.91           $17.89           $15.19             N/A
    End of period                             $23.88           $21.32           $19.91           $17.89             N/A
  Accumulation units outstanding
  at the end of period                         2,227            1,964            2,614            3,288             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(164)

  Accumulation unit value:
    Beginning of period                        $8.31            $7.53            $6.44            $4.90            $4.87
    End of period                              $8.65            $8.31            $7.53            $6.44            $4.90
  Accumulation units outstanding
  at the end of period                        23,386           30,342           39,385           51,333             182

JNL/Putnam Value Equity Division(164)

  Accumulation unit value:
    Beginning of period                       $20.20           $19.55           $18.09           $14.75           $14.35
    End of period                             $22.48           $20.20           $19.55           $18.09           $14.75
  Accumulation units outstanding
  at the end of period                        18,251           17,068           21,426           28,142            4,743

JNL/S&P Core Index 100 Division(170)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.26            $8.53            $8.77
    End of period                               N/A              N/A            $10.44           $10.26            $8.53
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             103,869            316

JNL/S&P Core Index 50 Division(263)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.96            $7.43             N/A
    End of period                               N/A              N/A            $10.15            $9.96             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,078             N/A

JNL/S&P Core Index 75 Division(235)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.12            $8.13            $8.53
    End of period                               N/A              N/A            $10.33           $10.12            $8.13
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             25,992            7,566

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(158)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.43            $8.15            $7.95
    End of period                               N/A              N/A            $10.65           $10.43            $8.15
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             44,889            5,611

JNL/S&P Equity Growth Division I(162)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.20            $8.00            $8.05
    End of period                               N/A              N/A            $10.38           $10.20            $8.00
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             129,835          65,085

JNL/S&P Managed Aggressive Growth
Division(138)

  Accumulation unit value:
    Beginning of period                       $13.41           $12.56           $11.32            $9.07           $10.13
    End of period                             $15.26           $13.41           $12.56           $11.32            $9.07
  Accumulation units outstanding
  at the end of period                        331,149          361,280          403,276          101,373           2,407

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.53           $10.31            $9.96             N/A              N/A
    End of period                             $11.19           $10.53           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,820           21,472            1,797             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(123)

  Accumulation unit value:
    Beginning of period                       $13.53           $12.79           $11.65            $9.72           $11.06
    End of period                             $15.20           $13.53           $12.79           $11.65            $9.72
  Accumulation units outstanding
  at the end of period                        562,584          652,179          707,851          698,075          32,796

JNL/S&P Managed Moderate Division(694)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.50           $10.03             N/A              N/A
    End of period                             $11.80           $10.86           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        64,653           51,241           17,830             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(138)

  Accumulation unit value:
    Beginning of period                       $13.08           $12.48           $11.57            $9.98           $10.42
    End of period                             $14.45           $13.08           $12.48           $11.57            $9.98
  Accumulation units outstanding
  at the end of period                        314,882          298,237          330,115          241,300          27,490

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(139)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.92            $8.50            $9.72
    End of period                               N/A              N/A            $11.17           $10.92            $8.50
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             33,606            1,170

JNL/Select Balanced Division(129)

  Accumulation unit value:
    Beginning of period                       $23.55           $22.71           $20.80           $17.38           $18.72
    End of period                             $26.35           $23.55           $22.71           $20.80           $17.38
  Accumulation units outstanding
  at the end of period                        44,123           47,915           49,577           32,059            1,033

JNL/Select Global Growth Division(720)

  Accumulation unit value:
    Beginning of period                       $22.97           $22.89           $22.52             N/A              N/A
    End of period                             $25.63           $22.97           $22.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                          647              613              388              N/A              N/A

JNL/Select Large Cap Growth Division(164)

  Accumulation unit value:
    Beginning of period                       $26.54           $25.75           $23.42           $17.56           $16.85
    End of period                             $27.34           $26.54           $25.75           $23.42           $17.56
  Accumulation units outstanding
  at the end of period                         9,147           13,991           21,339           53,941             66

JNL/Select Money Market Division(161)

  Accumulation unit value:
    Beginning of period                       $12.20           $12.07           $12.16           $12.29           $12.32
    End of period                             $12.56           $12.20           $12.07           $12.16           $12.29
  Accumulation units outstanding
  at the end of period                        97,052           37,476           76,292           63,561            7,315






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(161)

  Accumulation unit value:
    Beginning of period                       $17.45           $16.39           $14.50           $10.66             N/A
    End of period                             $20.78           $17.45           $16.39           $14.50             N/A
  Accumulation units outstanding
  at the end of period                        38,877           21,265           22,006           14,843             N/A

JNL/T.Rowe Price Established Growth
Division(160)

  Accumulation unit value:
    Beginning of period                       $26.57           $25.43           $23.50           $18.29           $18.58
    End of period                             $29.74           $26.57           $25.43           $23.50           $18.29
  Accumulation units outstanding
  at the end of period                        64,420           70,179           61,193           46,762            2,757

JNL/T.Rowe Price Mid-Cap Growth
Division(164)

  Accumulation unit value:
    Beginning of period                       $37.09           $33.01           $28.40           $20.81           $20.03
    End of period                             $39.00           $37.09           $33.01           $28.40           $20.81
  Accumulation units outstanding
  at the end of period                        38,962           40,814           44,442           51,055            3,108

JNL/T.Rowe Price Value Division(129)

  Accumulation unit value:
    Beginning of period                       $13.72           $13.13           $11.57            $9.05           $10.89
    End of period                             $16.22           $13.72           $13.13           $11.57            $9.05
  Accumulation units outstanding
  at the end of period                        112,933          115,458          126,107          75,681           13,495

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.97           $12.95           $12.59             N/A              N/A
    End of period                             $14.12           $12.97           $12.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        67,405           83,492           96,607             N/A              N/A

JNL/Western Asset Strategic Bond
Division(164)

  Accumulation unit value:
    Beginning of period                       $18.56           $18.37           $17.45           $15.61           $14.59
    End of period                             $19.14           $18.56           $18.37           $17.45           $15.61
  Accumulation units outstanding
  at the end of period                        69,955           69,554           55,467           33,046            1,390






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(132)

  Accumulation unit value:
    Beginning of period                       $15.49           $15.37           $15.03           $15.08           $14.04
    End of period                             $15.75           $15.49           $15.37           $15.03           $15.08
  Accumulation units outstanding
  at the end of period                        35,287           46,681           50,258           57,229           17,779





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.55%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(456)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.13           $10.28            $9.88             N/A
    End of period                             $12.49           $11.76           $11.13           $10.28             N/A
  Accumulation units outstanding
  at the end of period                        61,330           30,162           13,465            1,810             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(844)

  Accumulation unit value:
    Beginning of period                       $11.58           $10.49             N/A              N/A              N/A
    End of period                             $15.55           $11.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        227,746          28,111             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(434)

  Accumulation unit value:
    Beginning of period                       $12.67           $11.87           $11.28           $11.00             N/A
    End of period                             $14.29           $12.67           $11.87           $11.28             N/A
  Accumulation units outstanding
  at the end of period                        23,524           11,841           14,291            3,608             N/A

JNL/Alger Growth Division(439)

  Accumulation unit value:
    Beginning of period                       $19.03           $17.21           $16.64           $15.55             N/A
    End of period                             $19.67           $19.03           $17.21           $16.64             N/A
  Accumulation units outstanding
  at the end of period                        28,056           12,428            9,570             213              N/A

JNL/Alliance Capital Growth Division(536)

  Accumulation unit value:
    Beginning of period                         N/A             $9.83            $9.26             N/A              N/A
    End of period                               N/A             $8.93            $9.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,128             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(439)

  Accumulation unit value:
    Beginning of period                       $17.28           $16.98           $16.22           $15.03             N/A
    End of period                             $19.12           $17.28           $16.98           $16.22             N/A
  Accumulation units outstanding
  at the end of period                        16,788           13,898           11,582             360              N/A

JNL/Eagle SmallCap Equity Division(468)

  Accumulation unit value:
    Beginning of period                       $19.51           $19.33           $16.53           $16.53             N/A
    End of period                             $23.08           $19.51           $19.33           $16.53             N/A
  Accumulation units outstanding
  at the end of period                        54,307            9,578            3,273             151              N/A

JNL/FMR Balanced Division(439)

  Accumulation unit value:
    Beginning of period                       $10.97           $10.12            $9.40            $8.99             N/A
    End of period                             $11.97           $10.97           $10.12            $9.40             N/A
  Accumulation units outstanding
  at the end of period                        164,146          85,324           70,072            3,110             N/A

JNL/FMR MidCap Equity Division(612)

  Accumulation unit value:
    Beginning of period                       $21.65           $20.71           $18.31             N/A              N/A
    End of period                             $23.88           $21.65           $20.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,474            2,546           17,739             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1067)

  Accumulation unit value:
    Beginning of period                       $10.03             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        144,932            N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(828)

  Accumulation unit value:
    Beginning of period                       $10.92            $9.94             N/A              N/A              N/A
    End of period                             $12.65           $10.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        66,736            5,984             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(834)

  Accumulation unit value:
    Beginning of period                       $11.27           $10.27             N/A              N/A              N/A
    End of period                             $12.85           $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        97,021            6,085             N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1064)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        85,548             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(470)

  Accumulation unit value:
    Beginning of period                       $14.48           $13.29           $11.60           $11.06             N/A
    End of period                             $17.48           $14.48           $13.29           $11.60             N/A
  Accumulation units outstanding
  at the end of period                        86,954           24,161            6,650            1,056             N/A

JNL/JPMorgan International Value
Division(549)

  Accumulation unit value:
    Beginning of period                       $12.09           $10.36            $9.25             N/A              N/A
    End of period                             $15.72           $12.09           $10.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        307,353          93,407           22,824             N/A              N/A

JNL/Lazard Emerging Markets Division(1077)

  Accumulation unit value:
    Beginning of period                        $8.62             N/A              N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        63,467             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(456)

  Accumulation unit value:
    Beginning of period                       $18.28           $17.07           $13.90           $13.25             N/A
    End of period                             $20.63           $18.28           $17.07           $13.90             N/A
  Accumulation units outstanding
  at the end of period                        104,688          82,571           17,637            1,458             N/A

JNL/Lazard Small Cap Value Division(422)

  Accumulation unit value:
    Beginning of period                       $14.93           $14.49           $12.75           $11.38             N/A
    End of period                             $17.17           $14.93           $14.49           $12.75             N/A
  Accumulation units outstanding
  at the end of period                        87,866           48,145           14,564            3,401             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(401)

  Accumulation unit value:
    Beginning of period                       $11.39           $11.91            $9.92            $8.59             N/A
    End of period                             $12.58           $11.39           $11.91            $9.92             N/A
  Accumulation units outstanding
  at the end of period                       1,009,191         669,130          308,451          13,367             N/A

JNL/MCM Bond Index Division(401)

  Accumulation unit value:
    Beginning of period                       $11.10           $11.06           $10.84           $10.61             N/A
    End of period                             $11.32           $11.10           $11.06           $10.84             N/A
  Accumulation units outstanding
  at the end of period                        532,442          275,766          128,154           2,185             N/A

JNL/MCM Communications Sector
Division(507)

  Accumulation unit value:
    Beginning of period                        $4.50            $4.53            $4.14             N/A              N/A
    End of period                              $6.03            $4.50            $4.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        151,751          23,759           19,760             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(476)

  Accumulation unit value:
    Beginning of period                       $10.41           $10.83            $9.99            $9.61             N/A
    End of period                             $11.62           $10.41           $10.83            $9.99             N/A
  Accumulation units outstanding
  at the end of period                        34,049           15,221            4,607             587              N/A

JNL/MCM Dow 10 Division(401)

  Accumulation unit value:
    Beginning of period                        $8.87            $9.55            $9.43            $8.43             N/A
    End of period                             $11.32            $8.87            $9.55            $9.43             N/A
  Accumulation units outstanding
  at the end of period                       1,297,037         759,996          400,458          13,968             N/A

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $11.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        524,463            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(443)

  Accumulation unit value:
    Beginning of period                        $8.47            $8.25            $7.53            $7.05             N/A
    End of period                              $9.75            $8.47            $8.25            $7.53             N/A
  Accumulation units outstanding
  at the end of period                        71,807           49,163           22,336            3,476             N/A

JNL/MCM Financial Sector Division(476)

  Accumulation unit value:
    Beginning of period                       $12.60           $12.06           $10.79           $10.47             N/A
    End of period                             $14.72           $12.60           $12.06           $10.79             N/A
  Accumulation units outstanding
  at the end of period                        134,363          101,405          51,142             539              N/A

JNL/MCM Global 15 Division(401)

  Accumulation unit value:
    Beginning of period                       $12.71           $11.72            $9.29            $8.60             N/A
    End of period                             $17.54           $12.71           $11.72            $9.29             N/A
  Accumulation units outstanding
  at the end of period                       1,309,449         676,160          314,362          12,251             N/A

JNL/MCM Healthcare Sector Division(476)

  Accumulation unit value:
    Beginning of period                       $11.36           $10.72           $10.52           $10.22             N/A
    End of period                             $11.88           $11.36           $10.72           $10.52             N/A
  Accumulation units outstanding
  at the end of period                        119,697          101,053          42,891             552              N/A

JNL/MCM International Index Division(401)

  Accumulation unit value:
    Beginning of period                       $15.11           $13.54           $11.51            $9.63             N/A
    End of period                             $18.68           $15.11           $13.54           $11.51             N/A
  Accumulation units outstanding
  at the end of period                        438,635          295,518          131,445           6,899             N/A

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                       $11.88           $10.91            $9.77             N/A              N/A
    End of period                             $13.90           $11.88           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                       6,578,596        1,804,479         84,294             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1070)

  Accumulation unit value:
    Beginning of period                        $9.75             N/A              N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        176,527            N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(680)

  Accumulation unit value:
    Beginning of period                       $10.56           $10.83            $9.90             N/A              N/A
    End of period                             $10.89           $10.56           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        131,853          82,210           12,025             N/A              N/A

JNL/MCM Oil & Gas Sector Division(507)

  Accumulation unit value:
    Beginning of period                       $23.31           $17.30           $13.44             N/A              N/A
    End of period                             $27.72           $23.31           $17.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        206,699          69,598           16,382             N/A              N/A

JNL/MCM S&P 10 Division(401)

  Accumulation unit value:
    Beginning of period                       $13.39            $9.91            $8.55            $7.75             N/A
    End of period                             $13.80           $13.39            $9.91            $8.55             N/A
  Accumulation units outstanding
  at the end of period                       1,152,097         793,160          364,425          13,357             N/A

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                        $9.47             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,422             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(401)

  Accumulation unit value:
    Beginning of period                       $14.12           $12.81           $11.23           $10.16             N/A
    End of period                             $15.25           $14.12           $12.81           $11.23             N/A
  Accumulation units outstanding
  at the end of period                        563,425          393,373          161,787          12,556             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(401)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.47            $9.66            $8.77             N/A
    End of period                             $12.19           $10.76           $10.47            $9.66             N/A
  Accumulation units outstanding
  at the end of period                        824,857          594,673          335,396          24,066             N/A

JNL/MCM Select Small-Cap Division(401)

  Accumulation unit value:
    Beginning of period                       $19.65           $18.32           $16.53           $14.77             N/A
    End of period                             $21.18           $19.65           $18.32           $16.53             N/A
  Accumulation units outstanding
  at the end of period                        619,820          324,408          148,795           8,907             N/A

JNL/MCM Small Cap Index Division(401)

  Accumulation unit value:
    Beginning of period                       $13.47           $13.12           $11.35           $10.18             N/A
    End of period                             $15.58           $13.47           $13.12           $11.35             N/A
  Accumulation units outstanding
  at the end of period                        464,140          339,827          139,531           7,856             N/A

JNL/MCM Technology Sector Division(476)

  Accumulation unit value:
    Beginning of period                        $5.74            $5.69            $5.72            $5.52             N/A
    End of period                              $6.18            $5.74            $5.69            $5.72             N/A
  Accumulation units outstanding
  at the end of period                        317,214          279,270          129,880           1,022             N/A

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                       $15.62           $11.43            $9.76             N/A              N/A
    End of period                             $15.17           $15.62           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,034,889         592,561          35,975             N/A              N/A

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                       $11.97           $11.08            $9.89             N/A              N/A
    End of period                             $13.22           $11.97           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        769,051          369,106          57,905             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(455)

  Accumulation unit value:
    Beginning of period                       $12.63           $11.28            $9.71            $9.09             N/A
    End of period                             $14.54           $12.63           $11.28            $9.71             N/A
  Accumulation units outstanding
  at the end of period                        172,576          54,265           67,413            2,768             N/A

JNL/Oppenheimer Growth Division(456)

  Accumulation unit value:
    Beginning of period                        $8.77            $8.16            $7.95            $7.67             N/A
    End of period                              $9.06            $8.77            $8.16            $7.95             N/A
  Accumulation units outstanding
  at the end of period                        30,359            9,064            7,845             639              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(448)

  Accumulation unit value:
    Beginning of period                       $13.93           $13.83           $13.44           $13.29             N/A
    End of period                             $14.19           $13.93           $13.83           $13.44             N/A
  Accumulation units outstanding
  at the end of period                        544,615          281,871          120,585           5,025             N/A

JNL/PPM America High Yield Bond
Division(428)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.30           $14.70             N/A
    End of period                               N/A              N/A            $15.81           $15.30             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,387             N/A

JNL/Putnam Equity Division(581)

  Accumulation unit value:
    Beginning of period                       $21.31           $19.90           $17.55             N/A              N/A
    End of period                             $23.87           $21.31           $19.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          987             4,548            5,641             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(497)

  Accumulation unit value:
    Beginning of period                        $8.31            $7.53            $6.75             N/A              N/A
    End of period                              $8.65            $8.31            $7.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,159           12,252            6,282             N/A              N/A

JNL/Putnam Value Equity Division(456)

  Accumulation unit value:
    Beginning of period                       $20.19           $19.54           $18.08           $16.92             N/A
    End of period                             $22.47           $20.19           $19.54           $18.08             N/A
  Accumulation units outstanding
  at the end of period                         8,771            7,169            2,355             771              N/A

JNL/S&P Core Index 100 Division(451)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.26            $9.78             N/A
    End of period                               N/A              N/A            $10.44           $10.26             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,699             N/A

JNL/S&P Core Index 50 Division(525)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.26             N/A              N/A
    End of period                               N/A              N/A            $10.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(642)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.84             N/A              N/A
    End of period                               N/A              N/A            $10.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(434)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.43            $9.89             N/A
    End of period                               N/A              N/A            $10.65           $10.43             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,124             N/A

JNL/S&P Equity Growth Division I(434)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.20            $9.66             N/A
    End of period                               N/A              N/A            $10.38           $10.20             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,195             N/A

JNL/S&P Managed Aggressive Growth
Division(434)

  Accumulation unit value:
    Beginning of period                       $13.41           $12.55           $11.32           $10.76             N/A
    End of period                             $15.26           $13.41           $12.55           $11.32             N/A
  Accumulation units outstanding
  at the end of period                        244,207          200,810          156,327          12,896             N/A

JNL/S&P Managed Conservative Division(683)

  Accumulation unit value:
    Beginning of period                       $10.53           $10.31            $9.96             N/A              N/A
    End of period                             $11.18           $10.53           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        424,780          294,788          26,106             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(421)

  Accumulation unit value:
    Beginning of period                       $13.52           $12.78           $11.65           $10.74             N/A
    End of period                             $15.20           $13.52           $12.78           $11.65             N/A
  Accumulation units outstanding
  at the end of period                        617,000          433,633          318,123          38,141             N/A

JNL/S&P Managed Moderate Division(694)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.50           $10.03             N/A              N/A
    End of period                             $11.80           $10.86           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        646,879          250,236           4,369             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(449)

  Accumulation unit value:
    Beginning of period                       $13.08           $12.48           $11.57           $11.14             N/A
    End of period                             $14.44           $13.08           $12.48           $11.57             N/A
  Accumulation units outstanding
  at the end of period                        997,540          467,176          232,780          34,168             N/A

JNL/S&P Retirement 2015 Division(1006)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,316             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1028)

  Accumulation unit value:
    Beginning of period                       $10.03             N/A              N/A              N/A              N/A
    End of period                             $10.97             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,661             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1059)

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A              N/A
    End of period                             $10.58             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,348             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(475)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.92           $10.50             N/A
    End of period                               N/A              N/A            $11.16           $10.92             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               587              N/A

JNL/Select Balanced Division(443)

  Accumulation unit value:
    Beginning of period                       $23.53           $22.70           $20.79           $19.80             N/A
    End of period                             $26.34           $23.53           $22.70           $20.79             N/A
  Accumulation units outstanding
  at the end of period                        135,137          70,150           36,531            3,265             N/A

JNL/Select Global Growth Division(650)

  Accumulation unit value:
    Beginning of period                       $22.96           $22.88           $19.75             N/A              N/A
    End of period                             $25.61           $22.96           $22.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,173            4,611            1,514             N/A              N/A

JNL/Select Large Cap Growth Division(628)

  Accumulation unit value:
    Beginning of period                       $26.53           $25.74           $22.90             N/A              N/A
    End of period                             $27.32           $26.53           $25.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,950           10,903            2,171             N/A              N/A

JNL/Select Money Market Division(413)

  Accumulation unit value:
    Beginning of period                       $12.20           $12.06           $12.15           $12.19             N/A
    End of period                             $12.55           $12.20           $12.06           $12.15             N/A
  Accumulation units outstanding
  at the end of period                        946,638          170,229          43,153            2,036             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(439)

  Accumulation unit value:
    Beginning of period                       $17.45           $16.39           $14.50           $13.17             N/A
    End of period                             $20.78           $17.45           $16.39           $14.50             N/A
  Accumulation units outstanding
  at the end of period                        98,781           43,080           19,806            1,924             N/A

JNL/T.Rowe Price Established Growth
Division(439)

  Accumulation unit value:
    Beginning of period                       $26.55           $25.42           $23.49           $21.79             N/A
    End of period                             $29.73           $26.55           $25.42           $23.49             N/A
  Accumulation units outstanding
  at the end of period                        66,951           38,825           20,525            3,946             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(447)

  Accumulation unit value:
    Beginning of period                       $37.07           $33.00           $28.39           $27.39             N/A
    End of period                             $38.98           $37.07           $33.00           $28.39             N/A
  Accumulation units outstanding
  at the end of period                        75,622           41,547           32,413            2,203             N/A

JNL/T.Rowe Price Value Division(443)

  Accumulation unit value:
    Beginning of period                       $13.72           $13.13           $11.57           $10.71             N/A
    End of period                             $16.21           $13.72           $13.13           $11.57             N/A
  Accumulation units outstanding
  at the end of period                        235,935          159,645          108,413           6,820             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.97           $12.95           $12.59             N/A              N/A
    End of period                             $14.11           $12.97           $12.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        321,840          180,688          80,530             N/A              N/A

JNL/Western Asset Strategic Bond
Division(439)

  Accumulation unit value:
    Beginning of period                       $18.55           $18.36           $17.44           $17.06             N/A
    End of period                             $19.13           $18.55           $18.36           $17.44             N/A
  Accumulation units outstanding
  at the end of period                        191,645          75,603           21,247            1,075             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(459)

  Accumulation unit value:
    Beginning of period                       $15.48           $15.36           $15.02           $15.01             N/A
    End of period                             $15.74           $15.48           $15.36           $15.02             N/A
  Accumulation units outstanding
  at the end of period                        107,492          68,691           15,390            1,067             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.56%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(835)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.73             N/A              N/A              N/A
    End of period                             $12.48           $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,433              -               N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1184)

  Accumulation unit value:
    Beginning of period                       $14.99             N/A              N/A              N/A              N/A
    End of period                             $15.55             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,104             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(902)

  Accumulation unit value:
    Beginning of period                       $12.67           $12.28             N/A              N/A              N/A
    End of period                             $14.28           $12.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             16,760             N/A              N/A              N/A

JNL/Alger Growth Division(1147)

  Accumulation unit value:
    Beginning of period                       $18.09             N/A              N/A              N/A              N/A
    End of period                             $19.65             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division(625)

  Accumulation unit value:
    Beginning of period                         N/A             $9.82            $8.79             N/A              N/A
    End of period                               N/A             $8.93            $9.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             42,878             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(230)

  Accumulation unit value:
    Beginning of period                       $17.26           $16.96           $16.20           $13.22           $13.75
    End of period                             $19.10           $17.26           $16.96           $16.20           $13.22
  Accumulation units outstanding
  at the end of period                           -              2,361            2,037             815              484

JNL/Eagle SmallCap Equity Division(230)

  Accumulation unit value:
    Beginning of period                       $19.50           $19.31           $16.51           $11.98           $11.67
    End of period                             $23.05           $19.50           $19.31           $16.51           $11.98
  Accumulation units outstanding
  at the end of period                        16,776             862             1,769             459              285

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(902)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.74             N/A              N/A              N/A
    End of period                             $12.65           $10.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             19,298             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1057)

  Accumulation unit value:
    Beginning of period                       $11.98             N/A              N/A              N/A              N/A
    End of period                             $12.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(230)

  Accumulation unit value:
    Beginning of period                       $14.47           $13.28           $11.59            $9.16            $9.34
    End of period                             $17.46           $14.47           $13.28           $11.59            $9.16
  Accumulation units outstanding
  at the end of period                           -                -                -                -               713

JNL/JPMorgan International Value
Division(625)

  Accumulation unit value:
    Beginning of period                       $12.08           $10.35            $8.62             N/A              N/A
    End of period                             $15.70           $12.08           $10.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,109              -             43,379             N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(1147)

  Accumulation unit value:
    Beginning of period                       $18.97             N/A              N/A              N/A              N/A
    End of period                             $20.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(1092)

  Accumulation unit value:
    Beginning of period                       $15.33             N/A              N/A              N/A              N/A
    End of period                             $17.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          415              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(421)

  Accumulation unit value:
    Beginning of period                       $11.38           $11.91            $9.92            $8.29             N/A
    End of period                             $12.57           $11.38           $11.91            $9.92             N/A
  Accumulation units outstanding
  at the end of period                        24,630           72,025           56,702           24,630             N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1175)

  Accumulation unit value:
    Beginning of period                        $5.72             N/A              N/A              N/A              N/A
    End of period                              $6.03             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,410             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(421)

  Accumulation unit value:
    Beginning of period                        $8.87            $9.55            $9.43            $8.09             N/A
    End of period                             $11.31            $8.87            $9.55            $9.43             N/A
  Accumulation units outstanding
  at the end of period                        30,594           86,678           62,113           25,018             N/A

JNL/MCM Dow Dividend Division(1092)

  Accumulation unit value:
    Beginning of period                       $10.30             N/A              N/A              N/A              N/A
    End of period                             $11.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,106             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(421)

  Accumulation unit value:
    Beginning of period                       $12.71           $11.71            $9.29            $8.51             N/A
    End of period                             $17.53           $12.71           $11.71            $9.29             N/A
  Accumulation units outstanding
  at the end of period                        23,559           68,424           57,478           23,559             N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(447)

  Accumulation unit value:
    Beginning of period                       $15.10           $13.54           $11.51           $10.57             N/A
    End of period                             $18.67           $15.10           $13.54           $11.51             N/A
  Accumulation units outstanding
  at the end of period                         2,918            5,434            5,039            1,219             N/A

JNL/MCM JNL 5 Division(751)

  Accumulation unit value:
    Beginning of period                       $11.88           $10.52             N/A              N/A              N/A
    End of period                             $13.90           $11.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        193,432          56,133             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(537)

  Accumulation unit value:
    Beginning of period                       $23.29           $17.29           $13.87             N/A              N/A
    End of period                             $27.70           $23.29           $17.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,029           87,402            1,774             N/A              N/A

JNL/MCM S&P 10 Division(421)

  Accumulation unit value:
    Beginning of period                       $13.38            $9.90            $8.55            $7.55             N/A
    End of period                             $13.79           $13.38            $9.90            $8.55             N/A
  Accumulation units outstanding
  at the end of period                        27,159           68,518           66,289           27,159             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(230)

  Accumulation unit value:
    Beginning of period                       $14.12           $12.80           $11.23            $8.48            $8.59
    End of period                             $15.24           $14.12           $12.80           $11.23            $8.48
  Accumulation units outstanding
  at the end of period                         1,906            1,434            2,545            1,277             775






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(230)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.46            $9.66            $7.67            $7.98
    End of period                             $12.18           $10.75           $10.46            $9.66            $7.67
  Accumulation units outstanding
  at the end of period                           -              2,378            1,859            1,398             834

JNL/MCM Select Small-Cap Division(421)

  Accumulation unit value:
    Beginning of period                       $19.64           $18.31           $16.52           $14.33             N/A
    End of period                             $21.17           $19.64           $18.31           $16.52             N/A
  Accumulation units outstanding
  at the end of period                        14,025           43,114           34,991           14,025             N/A

JNL/MCM Small Cap Index Division(230)

  Accumulation unit value:
    Beginning of period                       $13.46           $13.12           $11.35            $7.90            $8.03
    End of period                             $15.57           $13.46           $13.12           $11.35            $7.90
  Accumulation units outstanding
  at the end of period                           -              1,897            3,035            1,346             828

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(902)

  Accumulation unit value:
    Beginning of period                       $15.62           $13.05             N/A              N/A              N/A
    End of period                             $15.16           $15.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             14,051             N/A              N/A              N/A

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                       $11.97           $10.49             N/A              N/A              N/A
    End of period                             $13.22           $11.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,466              -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division(625)

  Accumulation unit value:
    Beginning of period                        $8.77            $8.16            $7.39             N/A              N/A
    End of period                              $9.05            $8.77            $8.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -             51,308             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(230)

  Accumulation unit value:
    Beginning of period                       $13.92           $13.82           $13.44           $13.02           $12.84
    End of period                             $14.18           $13.92           $13.82           $13.44           $13.02
  Accumulation units outstanding
  at the end of period                           -              2,221            1,443            1,752            1,038

JNL/PPM America High Yield Bond
Division(414)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.29           $14.57             N/A
    End of period                               N/A              N/A            $15.79           $15.29             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             176,225            N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(625)

  Accumulation unit value:
    Beginning of period                       $26.50           $25.71           $22.78             N/A              N/A
    End of period                             $27.29           $26.50           $25.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -             16,619             N/A              N/A

JNL/Select Money Market Division(226)

  Accumulation unit value:
    Beginning of period                       $12.18           $12.05           $12.14           $12.28           $12.29
    End of period                             $12.54           $12.18           $12.05           $12.14           $12.28
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(230)

  Accumulation unit value:
    Beginning of period                       $26.52           $25.39           $23.47           $18.26           $19.13
    End of period                             $29.69           $26.52           $25.39           $23.47           $18.26
  Accumulation units outstanding
  at the end of period                         1,695            2,703            2,488             582              348

JNL/T.Rowe Price Mid-Cap Growth
Division(230)

  Accumulation unit value:
    Beginning of period                       $37.03           $32.96           $28.37           $20.79           $21.32
    End of period                             $38.94           $37.03           $32.96           $28.37           $20.79
  Accumulation units outstanding
  at the end of period                         1,100            6,187           14,241             255              156

JNL/T.Rowe Price Value Division(230)

  Accumulation unit value:
    Beginning of period                       $13.71           $13.12           $11.57            $9.05            $9.12
    End of period                             $16.20           $13.71           $13.12           $11.57            $9.05
  Accumulation units outstanding
  at the end of period                           -              2,430            2,019            1,213             730

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.96           $12.94           $12.58             N/A              N/A
    End of period                             $14.10           $12.96           $12.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        126,491             -             162,480            N/A              N/A

JNL/Western Asset Strategic Bond
Division(414)

  Accumulation unit value:
    Beginning of period                       $18.53           $18.34           $17.43           $16.96             N/A
    End of period                             $19.10           $18.53           $18.34           $17.43             N/A
  Accumulation units outstanding
  at the end of period                           -             18,818              -             151,417            N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.57%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $11.74           $11.13           $10.27            $8.03           $10.20
    End of period                             $12.47           $11.74           $11.13           $10.27            $8.03
  Accumulation units outstanding
  at the end of period                        11,999           14,104           14,946            9,076            2,068

JNL/AIM Premier Equity II Division(117)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.40            $7.79           $10.27
    End of period                               N/A              N/A             $9.19            $9.40            $7.79
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               187             1,631

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                       $11.58           $11.25             N/A              N/A              N/A
    End of period                             $15.55           $11.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,593             194              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $12.66           $11.87           $11.28            $8.28           $11.01
    End of period                             $14.27           $12.66           $11.87           $11.28            $8.28
  Accumulation units outstanding
  at the end of period                         4,193            6,317           17,073           20,601           10,811

JNL/Alger Growth Division(115)

  Accumulation unit value:
    Beginning of period                       $18.99           $17.18           $16.62           $12.48           $17.27
    End of period                             $19.63           $18.99           $17.18           $16.62           $12.48
  Accumulation units outstanding
  at the end of period                         3,376            5,346            5,621            3,781            2,886

JNL/Alliance Capital Growth Division(118)

  Accumulation unit value:
    Beginning of period                         N/A             $9.82            $9.38            $7.66           $10.07
    End of period                               N/A             $8.92            $9.82            $9.38            $7.66
  Accumulation units outstanding
  at the end of period                          N/A               -              3,738           16,629           11,075






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $17.25           $16.95           $16.19           $13.21           $16.64
    End of period                             $19.08           $17.25           $16.95           $16.19           $13.21
  Accumulation units outstanding
  at the end of period                         4,022            4,368            4,665            4,067            3,130

JNL/Eagle SmallCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $19.48           $19.30           $16.50           $11.98           $16.42
    End of period                             $23.03           $19.48           $19.30           $16.50           $11.98
  Accumulation units outstanding
  at the end of period                         4,247            3,816            4,107            3,935            4,551

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $10.96           $10.11            $9.39            $8.39             N/A
    End of period                             $11.96           $10.96           $10.11            $9.39             N/A
  Accumulation units outstanding
  at the end of period                        10,552            6,545            6,991            5,495             N/A

JNL/FMR MidCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $21.60           $20.67           $17.79           $13.32             N/A
    End of period                             $23.83           $21.60           $20.67           $17.79             N/A
  Accumulation units outstanding
  at the end of period                         1,342            1,432            2,555            4,155             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1152)

  Accumulation unit value:
    Beginning of period                       $10.30             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,604             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(905)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.85             N/A              N/A              N/A
    End of period                             $12.65           $10.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,354              -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(869)

  Accumulation unit value:
    Beginning of period                       $11.27           $11.02             N/A              N/A              N/A
    End of period                             $12.84           $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,215            1,956             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,930             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(132)

  Accumulation unit value:
    Beginning of period                       $14.45           $13.26           $11.58            $9.15           $11.29
    End of period                             $17.44           $14.45           $13.26           $11.58            $9.15
  Accumulation units outstanding
  at the end of period                         1,095            1,873            1,765            7,751            3,268

JNL/JPMorgan International Value
Division(384)

  Accumulation unit value:
    Beginning of period                       $12.07           $10.34            $8.58            $6.85             N/A
    End of period                             $15.69           $12.07           $10.34            $8.58             N/A
  Accumulation units outstanding
  at the end of period                        28,389           19,675           22,966           13,153             N/A

JNL/Lazard Emerging Markets Division(1072)

  Accumulation unit value:
    Beginning of period                        $9.33             N/A              N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,123             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $18.26           $17.04           $13.88           $10.94             N/A
    End of period                             $20.59           $18.26           $17.04           $13.88             N/A
  Accumulation units outstanding
  at the end of period                         8,889           11,922           13,387           10,974             N/A

JNL/Lazard Small Cap Value Division(115)

  Accumulation unit value:
    Beginning of period                       $14.90           $14.47           $12.74            $9.32             N/A
    End of period                             $17.14           $14.90           $14.47           $12.74             N/A
  Accumulation units outstanding
  at the end of period                        10,235           15,604           22,928           23,012             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(134)

  Accumulation unit value:
    Beginning of period                       $11.37           $11.90            $9.92            $7.58            $9.14
    End of period                             $12.56           $11.37           $11.90            $9.92            $7.58
  Accumulation units outstanding
  at the end of period                        65,390           71,488           90,007           64,431           28,624

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                       $11.09           $11.06           $10.84           $10.69             N/A
    End of period                             $11.31           $11.09           $11.06           $10.84             N/A
  Accumulation units outstanding
  at the end of period                        16,163           23,810           25,791           16,151             N/A

JNL/MCM Communications Sector
Division(559)

  Accumulation unit value:
    Beginning of period                        $4.50            $4.52            $4.04             N/A              N/A
    End of period                              $6.02            $4.50            $4.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          364               -                -               N/A              N/A

JNL/MCM Consumer Brands Sector
Division(559)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.82           $10.14             N/A              N/A
    End of period                             $11.60           $10.39           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM Dow 10 Division(115)

  Accumulation unit value:
    Beginning of period                        $8.86            $9.54            $9.42            $7.61            $9.29
    End of period                             $11.30            $8.86            $9.54            $9.42            $7.61
  Accumulation units outstanding
  at the end of period                        83,109           83,021           113,256          79,639           39,723

JNL/MCM Dow Dividend Division(1037)

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A              N/A
    End of period                             $11.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,458             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(118)

  Accumulation unit value:
    Beginning of period                        $8.46            $8.24            $7.53            $5.92             N/A
    End of period                              $9.73            $8.46            $8.24            $7.53             N/A
  Accumulation units outstanding
  at the end of period                         8,014            8,259            9,355            4,529             N/A

JNL/MCM Financial Sector Division(559)

  Accumulation unit value:
    Beginning of period                       $12.58           $12.05           $10.96             N/A              N/A
    End of period                             $14.70           $12.58           $12.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,798            1,396            1,402             N/A              N/A

JNL/MCM Global 15 Division(134)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.71            $9.28            $7.08            $8.59
    End of period                             $17.52           $12.70           $11.71            $9.28            $7.08
  Accumulation units outstanding
  at the end of period                        60,669           63,570           78,259           59,230           28,141

JNL/MCM Healthcare Sector Division(519)

  Accumulation unit value:
    Beginning of period                       $11.34           $10.70           $10.95             N/A              N/A
    End of period                             $11.86           $11.34           $10.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,233            3,857            1,274             N/A              N/A

JNL/MCM International Index Division(118)

  Accumulation unit value:
    Beginning of period                       $15.09           $13.53           $11.50            $8.51           $10.69
    End of period                             $18.66           $15.09           $13.53           $11.50            $8.51
  Accumulation units outstanding
  at the end of period                        22,203           25,399           21,732           13,311            5,957

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                       $11.88           $10.91           $10.50             N/A              N/A
    End of period                             $13.90           $11.88           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        166,114          153,409          18,745             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(767)

  Accumulation unit value:
    Beginning of period                       $10.55            $9.94             N/A              N/A              N/A
    End of period                             $10.88           $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,942            3,797             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(531)

  Accumulation unit value:
    Beginning of period                       $23.27           $17.28           $14.33             N/A              N/A
    End of period                             $27.68           $23.27           $17.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,747            5,165            3,763             N/A              N/A

JNL/MCM S&P 10 Division(134)

  Accumulation unit value:
    Beginning of period                       $13.38            $9.90            $8.55            $7.30            $9.64
    End of period                             $13.78           $13.38            $9.90            $8.55            $7.30
  Accumulation units outstanding
  at the end of period                        45,980           52,329           77,162           59,036           29,641

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(118)

  Accumulation unit value:
    Beginning of period                       $14.11           $12.80           $11.23            $8.48           $10.82
    End of period                             $15.24           $14.11           $12.80           $11.23            $8.48
  Accumulation units outstanding
  at the end of period                        26,422           32,406           31,831           21,179            9,299






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.46            $9.65            $7.67            $9.68
    End of period                             $12.18           $10.75           $10.46            $9.65            $7.67
  Accumulation units outstanding
  at the end of period                        58,003           68,635           72,832           54,888           23,061

JNL/MCM Select Small-Cap Division(134)

  Accumulation unit value:
    Beginning of period                       $19.63           $18.30           $16.51           $11.33           $13.49
    End of period                             $21.15           $19.63           $18.30           $16.51           $11.33
  Accumulation units outstanding
  at the end of period                        36,249           35,876           47,583           37,695           18,106

JNL/MCM Small Cap Index Division(118)

  Accumulation unit value:
    Beginning of period                       $13.46           $13.12           $11.35            $7.90           $10.54
    End of period                             $15.57           $13.46           $13.12           $11.35            $7.90
  Accumulation units outstanding
  at the end of period                        12,373           13,385           14,784           12,398            5,420

JNL/MCM Technology Sector Division(559)

  Accumulation unit value:
    Beginning of period                        $5.74            $5.69            $5.48             N/A              N/A
    End of period                              $6.17            $5.74            $5.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,481            2,069            1,370             N/A              N/A

JNL/MCM Value Line 25 Division(717)

  Accumulation unit value:
    Beginning of period                       $15.61           $11.43           $11.03             N/A              N/A
    End of period                             $15.16           $15.61           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,780           27,646            1,374             N/A              N/A

JNL/MCM VIP Division(855)

  Accumulation unit value:
    Beginning of period                       $11.97           $11.22             N/A              N/A              N/A
    End of period                             $13.22           $11.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,544           15,030             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.62           $11.27            $9.70            $7.01            $8.72
    End of period                             $14.53           $12.62           $11.27            $9.70            $7.01
  Accumulation units outstanding
  at the end of period                        24,302           23,633           25,403           15,013            4,749

JNL/Oppenheimer Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $8.76            $8.15            $7.95            $6.85            $8.70
    End of period                              $9.05            $8.76            $8.15            $7.95            $6.85
  Accumulation units outstanding
  at the end of period                         8,375            9,848            8,739            9,191            2,181

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(106)

  Accumulation unit value:
    Beginning of period                       $13.91           $13.81           $13.43           $13.02           $12.39
    End of period                             $14.17           $13.91           $13.81           $13.43           $13.02
  Accumulation units outstanding
  at the end of period                        59,520           63,102           63,142           71,674           46,377

JNL/PPM America High Yield Bond
Division(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.28           $13.08           $13.11
    End of period                               N/A              N/A            $15.78           $15.28           $13.08
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             14,376            3,542

JNL/Putnam Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $21.27           $19.87           $17.85           $14.25           $17.65
    End of period                             $23.82           $21.27           $19.87           $17.85           $14.25
  Accumulation units outstanding
  at the end of period                         2,674            2,677            2,359            1,855            1,509






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $8.30            $7.52            $6.44            $4.90            $6.61
    End of period                              $8.64            $8.30            $7.52            $6.44            $4.90
  Accumulation units outstanding
  at the end of period                         5,245            7,390            9,362            5,460            2,328

JNL/Putnam Value Equity Division(106)

  Accumulation unit value:
    Beginning of period                       $20.14           $19.50           $18.05           $14.72           $17.96
    End of period                             $22.41           $20.14           $19.50           $18.05           $14.72
  Accumulation units outstanding
  at the end of period                         8,848            8,943            7,750           15,830           10,746

JNL/S&P Core Index 100 Division(115)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.26            $8.53            $9.81
    End of period                               N/A              N/A            $10.44           $10.26            $8.53
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             135,120          116,290

JNL/S&P Core Index 50 Division(497)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.26             N/A              N/A
    End of period                               N/A              N/A            $10.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(117)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.12            $8.13            $9.79
    End of period                               N/A              N/A            $10.32           $10.12            $8.13
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             10,060            2,234

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.41            $8.14           $10.43
    End of period                               N/A              N/A            $10.63           $10.41            $8.14
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,943            3,949

JNL/S&P Equity Growth Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.19            $7.99           $10.25
    End of period                               N/A              N/A            $10.37           $10.19            $7.99
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             22,446           19,882

JNL/S&P Managed Aggressive Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $13.39           $12.54           $11.31            $9.06           $11.12
    End of period                             $15.23           $13.39           $12.54           $11.31            $9.06
  Accumulation units outstanding
  at the end of period                        53,577           58,709           62,725           14,562           12,362

JNL/S&P Managed Conservative Division(809)

  Accumulation unit value:
    Beginning of period                       $10.53           $10.11             N/A              N/A              N/A
    End of period                             $11.18           $10.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(117)

  Accumulation unit value:
    Beginning of period                       $13.50           $12.76           $11.64            $9.71           $11.20
    End of period                             $15.17           $13.50           $12.76           $11.64            $9.71
  Accumulation units outstanding
  at the end of period                        182,361          201,340          263,509          124,519          63,640

JNL/S&P Managed Moderate Division(793)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.26             N/A              N/A              N/A
    End of period                             $11.79           $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,536             465              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $13.06           $12.46           $11.55            $9.97           $11.00
    End of period                             $14.42           $13.06           $12.46           $11.55            $9.97
  Accumulation units outstanding
  at the end of period                        116,881          132,073          156,987          78,617           59,548

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(152)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.91            $8.49            $8.93
    End of period                               N/A              N/A            $11.15           $10.91            $8.49
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              7,075            2,559

JNL/Select Balanced Division(106)

  Accumulation unit value:
    Beginning of period                       $23.48           $22.65           $20.76           $17.34           $18.62
    End of period                             $26.28           $23.48           $22.65           $20.76           $17.34
  Accumulation units outstanding
  at the end of period                        14,834           18,074           15,516            8,466            9,871

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $26.47           $25.69           $23.37           $17.53             N/A
    End of period                             $27.26           $26.47           $25.69           $23.37             N/A
  Accumulation units outstanding
  at the end of period                          772             1,689            5,757            5,948             N/A

JNL/Select Money Market Division(118)

  Accumulation unit value:
    Beginning of period                       $12.17           $12.04           $12.13           $12.27           $12.31
    End of period                             $12.52           $12.17           $12.04           $12.13           $12.27
  Accumulation units outstanding
  at the end of period                        28,187           27,793           33,004           13,813            1,174






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(218)

  Accumulation unit value:
    Beginning of period                       $17.44           $16.38           $14.50           $10.93           $10.83
    End of period                             $20.76           $17.44           $16.38           $14.50           $10.93
  Accumulation units outstanding
  at the end of period                         2,794            2,489            2,432             268              952

JNL/T.Rowe Price Established Growth
Division(115)

  Accumulation unit value:
    Beginning of period                       $26.50           $25.37           $23.45           $18.25           $22.52
    End of period                             $29.66           $26.50           $25.37           $23.45           $18.25
  Accumulation units outstanding
  at the end of period                        15,757           14,318           12,828           11,828            6,968

JNL/T.Rowe Price Mid-Cap Growth
Division(117)

  Accumulation unit value:
    Beginning of period                       $36.99           $32.93           $28.34           $20.77           $26.75
    End of period                             $38.89           $36.99           $32.93           $28.34           $20.77
  Accumulation units outstanding
  at the end of period                         9,963           10,766           12,478            5,377            1,982

JNL/T.Rowe Price Value Division(118)

  Accumulation unit value:
    Beginning of period                       $13.70           $13.12           $11.56            $9.04           $11.44
    End of period                             $16.19           $13.70           $13.12           $11.56            $9.04
  Accumulation units outstanding
  at the end of period                        51,665           55,973           57,169           36,315           10,985

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.93           $12.57             N/A              N/A
    End of period                             $14.08           $12.95           $12.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,302           15,661           24,034             N/A              N/A

JNL/Western Asset Strategic Bond
Division(118)

  Accumulation unit value:
    Beginning of period                       $18.50           $18.31           $17.40           $15.57           $14.95
    End of period                             $19.06           $18.50           $18.31           $17.40           $15.57
  Accumulation units outstanding
  at the end of period                        13,575           14,667           11,512            6,441             939






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $15.45           $15.33           $15.00           $15.06           $13.87
    End of period                             $15.70           $15.45           $15.33           $15.00           $15.06
  Accumulation units outstanding
  at the end of period                        14,906           16,445           18,666           39,198           15,904





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.575%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(77)

  Accumulation unit value:
    Beginning of period                       $11.74           $11.12           $10.27            $8.03           $10.87
    End of period                             $12.47           $11.74           $11.12           $10.27            $8.03
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(82)

  Accumulation unit value:
    Beginning of period                       $12.66           $11.86           $11.28            $8.28           $11.02
    End of period                             $14.27           $12.66           $11.86           $11.28            $8.28
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Alger Growth Division(77)

  Accumulation unit value:
    Beginning of period                       $18.99           $17.17           $16.61           $12.47           $18.54
    End of period                             $19.62           $18.99           $17.17           $16.61           $12.47
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Alliance Capital Growth Division(106)

  Accumulation unit value:
    Beginning of period                         N/A             $9.81            $9.38            $7.66            $9.81
    End of period                               N/A             $8.92            $9.81            $9.38            $7.66
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(77)

  Accumulation unit value:
    Beginning of period                       $17.24           $16.94           $16.19           $13.20           $17.52
    End of period                             $19.07           $17.24           $16.94           $16.19           $13.20
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Eagle SmallCap Equity Division(77)

  Accumulation unit value:
    Beginning of period                       $19.49           $19.31           $16.52           $11.99           $16.71
    End of period                             $23.04           $19.49           $19.31           $16.52           $11.99
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/FMR Balanced Division(65)

  Accumulation unit value:
    Beginning of period                       $10.96           $10.11            $9.39            $8.39            $9.16
    End of period                             $11.95           $10.96           $10.11            $9.39            $8.39
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/FMR MidCap Equity Division(85)

  Accumulation unit value:
    Beginning of period                       $21.59           $20.66           $17.78           $13.32           $17.39
    End of period                             $23.81           $21.59           $20.66           $17.78           $13.32
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(65)

  Accumulation unit value:
    Beginning of period                       $18.25           $17.04           $13.88           $10.94           $13.27
    End of period                             $20.58           $18.25           $17.04           $13.88           $10.94
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Lazard Small Cap Value Division(77)

  Accumulation unit value:
    Beginning of period                       $14.90           $14.46           $12.73            $9.32           $12.25
    End of period                             $17.13           $14.90           $14.46           $12.73            $9.32
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(86)

  Accumulation unit value:
    Beginning of period                       $11.09           $11.06           $10.84           $10.69            $9.86
    End of period                             $11.31           $11.09           $11.06           $10.84           $10.69
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(65)

  Accumulation unit value:
    Beginning of period                        $8.86            $9.54            $9.42            $7.61            $9.13
    End of period                             $11.30            $8.86            $9.54            $9.42            $7.61
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(84)

  Accumulation unit value:
    Beginning of period                        $8.46            $8.24            $7.53            $5.92            $7.91
    End of period                              $9.73            $8.46            $8.24            $7.53            $5.92
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(76)

  Accumulation unit value:
    Beginning of period                       $15.09           $13.53           $11.50            $8.51           $10.47
    End of period                             $18.66           $15.09           $13.53           $11.50            $8.51
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(68)

  Accumulation unit value:
    Beginning of period                       $14.11           $12.80           $11.23            $8.48           $10.66
    End of period                             $15.23           $14.11           $12.80           $11.23            $8.48
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(76)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.46            $9.65            $7.67           $10.20
    End of period                             $12.17           $10.75           $10.46            $9.65            $7.67
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(76)

  Accumulation unit value:
    Beginning of period                       $13.46           $13.12           $11.35            $7.90           $10.41
    End of period                             $15.56           $13.46           $13.12           $11.35            $7.90
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(77)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.26            $9.70            $7.01            $9.40
    End of period                             $14.52           $12.61           $11.26            $9.70            $7.01
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Oppenheimer Growth Division(65)

  Accumulation unit value:
    Beginning of period                        $8.76            $8.15            $7.95            $6.85            $8.85
    End of period                              $9.05            $8.76            $8.15            $7.95            $6.85
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(65)

  Accumulation unit value:
    Beginning of period                       $13.90           $13.80           $13.42           $13.01           $12.38
    End of period                             $14.16           $13.90           $13.80           $13.42           $13.01
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/PPM America High Yield Bond
Division(65)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.27           $13.07           $12.95
    End of period                               N/A              N/A            $15.77           $15.27           $13.07
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/Putnam Equity Division(86)

  Accumulation unit value:
    Beginning of period                       $21.26           $19.86           $17.84           $14.25           $18.08
    End of period                             $23.80           $21.26           $19.86           $17.84           $14.25
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(65)

  Accumulation unit value:
    Beginning of period                        $8.30            $7.52            $6.44            $4.90            $6.57
    End of period                              $8.63            $8.30            $7.52            $6.44            $4.90
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Putnam Value Equity Division(82)

  Accumulation unit value:
    Beginning of period                       $20.13           $19.50           $18.04           $14.72           $18.68
    End of period                             $22.40           $20.13           $19.50           $18.04           $14.72
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/S&P Core Index 100 Division(68)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.25            $8.53           $10.13
    End of period                               N/A              N/A            $10.43           $10.25            $8.53
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(100)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.12            $8.13            $9.83
    End of period                               N/A              N/A            $10.32           $10.12            $8.13
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(81)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.41            $8.14           $10.60
    End of period                               N/A              N/A            $10.63           $10.41            $8.14
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Equity Growth Division I(85)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.18            $7.98           $10.57
    End of period                               N/A              N/A            $10.36           $10.18            $7.98
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Managed Aggressive Growth
Division(70)

  Accumulation unit value:
    Beginning of period                       $13.38           $12.53           $11.30            $9.06           $11.44
    End of period                             $15.22           $13.38           $12.53           $11.30            $9.06
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(61)

  Accumulation unit value:
    Beginning of period                       $13.49           $12.76           $11.63            $9.71           $11.01
    End of period                             $15.16           $13.49           $12.76           $11.63            $9.71
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(65)

  Accumulation unit value:
    Beginning of period                       $13.05           $12.46           $11.55            $9.97           $11.01
    End of period                             $14.41           $13.05           $12.46           $11.55            $9.97
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(81)

  Accumulation unit value:
    Beginning of period                       $23.47           $22.64           $20.75           $17.34           $18.37
    End of period                             $26.26           $23.47           $22.64           $20.75           $17.34
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(65)

  Accumulation unit value:
    Beginning of period                       $26.46           $25.68           $23.36           $17.52           $23.30
    End of period                             $27.24           $26.46           $25.68           $23.36           $17.52
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Select Money Market Division(72)

  Accumulation unit value:
    Beginning of period                       $12.14           $12.01           $12.11           $12.24           $12.30
    End of period                             $12.49           $12.14           $12.01           $12.11           $12.24
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(77)

  Accumulation unit value:
    Beginning of period                       $26.48           $25.36           $23.44           $18.24           $24.12
    End of period                             $29.64           $26.48           $25.36           $23.44           $18.24
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/T.Rowe Price Mid-Cap Growth
Division(77)

  Accumulation unit value:
    Beginning of period                       $37.04           $32.98           $28.39           $20.81           $27.39
    End of period                             $38.94           $37.04           $32.98           $28.39           $20.81
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/T.Rowe Price Value Division(77)

  Accumulation unit value:
    Beginning of period                       $13.70           $13.11           $11.56            $9.04           $11.76
    End of period                             $16.19           $13.70           $13.11           $11.56            $9.04
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(77)

  Accumulation unit value:
    Beginning of period                       $18.54           $18.35           $17.44           $15.61           $14.83
    End of period                             $19.11           $18.54           $18.35           $17.44           $15.61
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(85)

  Accumulation unit value:
    Beginning of period                       $15.44           $15.32           $14.99           $15.05           $13.60
    End of period                             $15.69           $15.44           $15.32           $14.99           $15.05
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.60%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(83)

  Accumulation unit value:
    Beginning of period                       $11.73           $11.11           $10.27            $8.02           $10.66
    End of period                             $12.45           $11.73           $11.11           $10.27            $8.02
  Accumulation units outstanding
  at the end of period                        208,805          221,448          220,379          72,166            5,829

JNL/AIM Premier Equity II Division(39)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.40            $7.78           $10.52
    End of period                               N/A              N/A             $9.19            $9.40            $7.78
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             24,865           11,423

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                       $11.58           $10.45             N/A              N/A              N/A
    End of period                             $15.54           $11.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        107,625          12,962             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(93)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.85           $11.27            $8.27           $11.04
    End of period                             $14.25           $12.65           $11.85           $11.27            $8.27
  Accumulation units outstanding
  at the end of period                        59,308           77,525           83,774           122,107          16,464

JNL/Alger Growth Division(55)

  Accumulation unit value:
    Beginning of period                       $18.94           $17.13           $16.58           $12.45           $17.85
    End of period                             $19.56           $18.94           $17.13           $16.58           $12.45
  Accumulation units outstanding
  at the end of period                        57,730           112,433          139,749          23,091            4,349

JNL/Alliance Capital Growth Division(39)

  Accumulation unit value:
    Beginning of period                         N/A             $9.80            $9.36            $7.65           $10.80
    End of period                               N/A             $8.90            $9.80            $9.36            $7.65
  Accumulation units outstanding
  at the end of period                          N/A               -             59,090           201,148          75,519






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(61)

  Accumulation unit value:
    Beginning of period                       $17.20           $16.91           $16.16           $13.18           $16.48
    End of period                             $19.02           $17.20           $16.91           $16.16           $13.18
  Accumulation units outstanding
  at the end of period                        81,135           85,104           86,324           29,768            7,382

JNL/Eagle SmallCap Equity Division(70)

  Accumulation unit value:
    Beginning of period                       $19.42           $19.25           $16.47           $11.95           $16.57
    End of period                             $22.96           $19.42           $19.25           $16.47           $11.95
  Accumulation units outstanding
  at the end of period                        62,473           60,556           78,723           28,795           35,774

JNL/FMR Balanced Division(63)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.10            $9.38            $8.38            $9.12
    End of period                             $11.93           $10.94           $10.10            $9.38            $8.38
  Accumulation units outstanding
  at the end of period                        229,733          240,272          254,002          123,877          25,293

JNL/FMR MidCap Equity Division(81)

  Accumulation unit value:
    Beginning of period                       $21.53           $20.61           $17.75           $13.29           $17.03
    End of period                             $23.75           $21.53           $20.61           $17.75           $13.29
  Accumulation units outstanding
  at the end of period                        19,676           18,859           20,437           14,718             348






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1069)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,074             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(834)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.26             N/A              N/A              N/A
    End of period                             $12.64           $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,301           18,543             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(861)

  Accumulation unit value:
    Beginning of period                       $11.27           $10.00             N/A              N/A              N/A
    End of period                             $12.84           $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        78,108           69,310             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1068)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,591             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(103)

  Accumulation unit value:
    Beginning of period                       $14.41           $13.22           $11.55            $9.13           $11.64
    End of period                             $17.38           $14.41           $13.22           $11.55            $9.13
  Accumulation units outstanding
  at the end of period                        95,742           91,870           86,938           116,665          45,530

JNL/JPMorgan International Value
Division(245)

  Accumulation unit value:
    Beginning of period                       $12.05           $10.32            $8.56            $6.24            $6.19
    End of period                             $15.65           $12.05           $10.32            $8.56            $6.24
  Accumulation units outstanding
  at the end of period                        377,403          329,375          354,752          125,077            481

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,486             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(50)

  Accumulation unit value:
    Beginning of period                       $18.21           $17.01           $13.86           $10.93           $12.68
    End of period                             $20.54           $18.21           $17.01           $13.86           $10.93
  Accumulation units outstanding
  at the end of period                        170,774          168,572          200,045          70,829           13,009

JNL/Lazard Small Cap Value Division(61)

  Accumulation unit value:
    Beginning of period                       $14.87           $14.44           $12.71            $9.31           $11.25
    End of period                             $17.09           $14.87           $14.44           $12.71            $9.31
  Accumulation units outstanding
  at the end of period                        130,920          184,192          238,569          134,440          12,920






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(129)

  Accumulation unit value:
    Beginning of period                       $11.35           $11.88            $9.90            $7.58            $9.25
    End of period                             $12.54           $11.35           $11.88            $9.90            $7.58
  Accumulation units outstanding
  at the end of period                       1,713,674        1,877,412        1,736,071         217,272          22,745

JNL/MCM Bond Index Division(78)

  Accumulation unit value:
    Beginning of period                       $11.07           $11.05           $10.83           $10.69            $9.82
    End of period                             $11.30           $11.07           $11.05           $10.83           $10.69
  Accumulation units outstanding
  at the end of period                        681,868          867,467          891,440          232,387          58,570

JNL/MCM Communications Sector
Division(493)

  Accumulation unit value:
    Beginning of period                        $4.49            $4.52            $4.07             N/A              N/A
    End of period                              $6.01            $4.49            $4.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                        156,427          72,635           113,500            N/A              N/A

JNL/MCM Consumer Brands Sector
Division(493)

  Accumulation unit value:
    Beginning of period                       $10.37           $10.80            $9.96             N/A              N/A
    End of period                             $11.58           $10.37           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,109           34,931           22,700             N/A              N/A

JNL/MCM Dow 10 Division(59)

  Accumulation unit value:
    Beginning of period                        $8.84            $9.53            $9.41            $7.60            $8.70
    End of period                             $11.28            $8.84            $9.53            $9.41            $7.60
  Accumulation units outstanding
  at the end of period                       2,156,781        2,359,721        2,205,522         327,493          50,517

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        319,970            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(59)

  Accumulation unit value:
    Beginning of period                        $8.44            $8.23            $7.52            $5.92            $7.43
    End of period                              $9.71            $8.44            $8.23            $7.52            $5.92
  Accumulation units outstanding
  at the end of period                        187,863          212,795          293,335          112,119           7,549

JNL/MCM Financial Sector Division(493)

  Accumulation unit value:
    Beginning of period                       $12.56           $12.03           $10.82             N/A              N/A
    End of period                             $14.67           $12.56           $12.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                        54,891           41,928           42,381             N/A              N/A

JNL/MCM Global 15 Division(129)

  Accumulation unit value:
    Beginning of period                       $12.67           $11.69            $9.27            $7.07            $8.57
    End of period                             $17.48           $12.67           $11.69            $9.27            $7.07
  Accumulation units outstanding
  at the end of period                       1,807,107        1,996,634        1,798,829         210,463          15,848

JNL/MCM Healthcare Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $11.32           $10.69           $10.50           $10.23             N/A
    End of period                             $11.84           $11.32           $10.69           $10.50             N/A
  Accumulation units outstanding
  at the end of period                        123,755          156,765          99,367           25,682             N/A

JNL/MCM International Index Division(78)

  Accumulation unit value:
    Beginning of period                       $15.08           $13.52           $11.50            $8.51           $10.47
    End of period                             $18.63           $15.08           $13.52           $11.50            $8.51
  Accumulation units outstanding
  at the end of period                        713,972          765,163          839,686          167,301          41,950

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                       $11.88           $10.90            $9.92             N/A              N/A
    End of period                             $13.89           $11.88           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,501,730         887,522          87,828             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,893             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                       $10.55           $10.83           $10.12             N/A              N/A
    End of period                             $10.87           $10.55           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        47,519           48,088           39,183             N/A              N/A

JNL/MCM Oil & Gas Sector Division(531)

  Accumulation unit value:
    Beginning of period                       $23.23           $17.26           $14.31             N/A              N/A
    End of period                             $27.62           $23.23           $17.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        118,958          151,146          74,279             N/A              N/A

JNL/MCM S&P 10 Division(129)

  Accumulation unit value:
    Beginning of period                       $13.35            $9.88            $8.53            $7.29            $9.74
    End of period                             $13.75           $13.35            $9.88            $8.53            $7.29
  Accumulation units outstanding
  at the end of period                       1,803,065        2,081,412        1,976,110         250,730          20,320

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                        $9.47             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,721             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(78)

  Accumulation unit value:
    Beginning of period                       $14.09           $12.79           $11.22            $8.47           $10.67
    End of period                             $15.21           $14.09           $12.79           $11.22            $8.47
  Accumulation units outstanding
  at the end of period                        790,185          911,694          987,482          248,893          51,862






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(55)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.45            $9.65            $7.67            $9.79
    End of period                             $12.16           $10.73           $10.45            $9.65            $7.67
  Accumulation units outstanding
  at the end of period                       1,287,765        1,388,502        1,585,750         374,128          76,112

JNL/MCM Select Small-Cap Division(129)

  Accumulation unit value:
    Beginning of period                       $19.59           $18.27           $16.49           $11.32           $13.79
    End of period                             $21.11           $19.59           $18.27           $16.49           $11.32
  Accumulation units outstanding
  at the end of period                       1,015,439        1,169,597        1,073,963         150,344          12,903

JNL/MCM Small Cap Index Division(78)

  Accumulation unit value:
    Beginning of period                       $13.44           $13.11           $11.34            $7.90           $10.34
    End of period                             $15.54           $13.44           $13.11           $11.34            $7.90
  Accumulation units outstanding
  at the end of period                        653,344          717,040          778,833          225,212          48,404

JNL/MCM Technology Sector Division(493)

  Accumulation unit value:
    Beginning of period                        $5.73            $5.68            $6.11             N/A              N/A
    End of period                              $6.16            $5.73            $5.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        173,882          144,511          113,114            N/A              N/A

JNL/MCM Value Line 25 Division(681)

  Accumulation unit value:
    Beginning of period                       $15.61           $11.43            $9.73             N/A              N/A
    End of period                             $15.15           $15.61           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        519,476          496,263          64,411             N/A              N/A

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                       $11.96           $11.07            $9.95             N/A              N/A
    End of period                             $13.21           $11.96           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        370,267          465,406          57,594             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(39)

  Accumulation unit value:
    Beginning of period                       $12.60           $11.25            $9.70            $7.01            $8.88
    End of period                             $14.50           $12.60           $11.25            $9.70            $7.01
  Accumulation units outstanding
  at the end of period                        225,160          272,585          286,871          84,995           46,276

JNL/Oppenheimer Growth Division(83)

  Accumulation unit value:
    Beginning of period                        $8.75            $8.15            $7.94            $6.85            $8.95
    End of period                              $9.03            $8.75            $8.15            $7.94            $6.85
  Accumulation units outstanding
  at the end of period                        49,411           51,215           60,238           28,025            1,490

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(39)

  Accumulation unit value:
    Beginning of period                       $13.87           $13.78           $13.40           $13.00           $12.29
    End of period                             $14.13           $13.87           $13.78           $13.40           $13.00
  Accumulation units outstanding
  at the end of period                        579,052          549,451          504,201          200,320          47,963

JNL/PPM America High Yield Bond
Division(39)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.24           $13.05           $13.04
    End of period                               N/A              N/A            $15.73           $15.24           $13.05
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             119,798           2,977

JNL/Putnam Equity Division(50)

  Accumulation unit value:
    Beginning of period                       $21.20           $19.81           $17.81           $14.22           $17.36
    End of period                             $23.73           $21.20           $19.81           $17.81           $14.22
  Accumulation units outstanding
  at the end of period                        16,384           17,265            9,543            5,959            1,170






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(81)

  Accumulation unit value:
    Beginning of period                        $8.28            $7.51            $6.43            $4.90            $6.70
    End of period                              $8.62            $8.28            $7.51            $6.43            $4.90
  Accumulation units outstanding
  at the end of period                        29,761           35,804           35,974           29,018            9,289

JNL/Putnam Value Equity Division(81)

  Accumulation unit value:
    Beginning of period                       $20.08           $19.45           $18.01           $14.69           $18.54
    End of period                             $22.34           $20.08           $19.45           $18.01           $14.69
  Accumulation units outstanding
  at the end of period                        50,919           52,447           54,383           18,371            3,051

JNL/S&P Core Index 100 Division(98)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.25            $8.53            $9.98
    End of period                               N/A              N/A            $10.43           $10.25            $8.53
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             56,590           19,064

JNL/S&P Core Index 50 Division(363)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.95            $8.86             N/A
    End of period                               N/A              N/A            $10.13            $9.95             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,850             N/A

JNL/S&P Core Index 75 Division(143)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.11            $8.12            $9.01
    End of period                               N/A              N/A            $10.31           $10.11            $8.12
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,499           48,397

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(181)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.40            $8.13            $8.17
    End of period                               N/A              N/A            $10.61           $10.40            $8.13
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,828            1,976

JNL/S&P Equity Growth Division I(62)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.17            $7.98           $10.08
    End of period                               N/A              N/A            $10.35           $10.17            $7.98
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             178,362           9,652

JNL/S&P Managed Aggressive Growth
Division(58)

  Accumulation unit value:
    Beginning of period                       $13.36           $12.51           $11.29            $9.05           $10.76
    End of period                             $15.19           $13.36           $12.51           $11.29            $9.05
  Accumulation units outstanding
  at the end of period                        770,684          956,874          961,604          145,868          50,136

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.53           $10.31            $9.96             N/A              N/A
    End of period                             $11.17           $10.53           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        201,473          19,793           10,460             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(59)

  Accumulation unit value:
    Beginning of period                       $13.47           $12.74           $11.62            $9.70           $10.85
    End of period                             $15.13           $13.47           $12.74           $11.62            $9.70
  Accumulation units outstanding
  at the end of period                       1,792,908        1,933,486        2,186,951         611,620          160,118

JNL/S&P Managed Moderate Division(685)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.50            $9.91             N/A              N/A
    End of period                             $11.79           $10.85           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        122,382          41,347            5,613             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(53)

  Accumulation unit value:
    Beginning of period                       $13.03           $12.44           $11.53            $9.95           $10.83
    End of period                             $14.38           $13.03           $12.44           $11.53            $9.95
  Accumulation units outstanding
  at the end of period                       1,389,148        1,454,294        1,427,421         602,178          92,469

JNL/S&P Retirement 2015 Division(1038)

  Accumulation unit value:
    Beginning of period                       $10.19             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1079)

  Accumulation unit value:
    Beginning of period                       $10.08             N/A              N/A              N/A              N/A
    End of period                             $10.96             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division(1156)

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A              N/A
    End of period                             $11.03             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1012)

  Accumulation unit value:
    Beginning of period                        $9.96             N/A              N/A              N/A              N/A
    End of period                             $10.58             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,158             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(95)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.89            $8.47           $11.10
    End of period                               N/A              N/A            $11.13           $10.89            $8.47
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,572             448

JNL/Select Balanced Division(70)

  Accumulation unit value:
    Beginning of period                       $23.41           $22.59           $20.70           $17.30           $18.58
    End of period                             $26.18           $23.41           $22.59           $20.70           $17.30
  Accumulation units outstanding
  at the end of period                        266,429          251,814          261,169          66,404            5,408

JNL/Select Global Growth Division(578)

  Accumulation unit value:
    Beginning of period                       $22.83           $22.77           $19.76             N/A              N/A
    End of period                             $25.46           $22.83           $22.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,399            6,026            4,478             N/A              N/A

JNL/Select Large Cap Growth Division(55)

  Accumulation unit value:
    Beginning of period                       $26.39           $25.62           $23.31           $17.49           $23.69
    End of period                             $27.17           $26.39           $25.62           $23.31           $17.49
  Accumulation units outstanding
  at the end of period                        30,696           44,865           115,406          13,341            3,250

JNL/Select Money Market Division(123)

  Accumulation unit value:
    Beginning of period                       $12.12           $11.99           $12.09           $12.23           $12.27
    End of period                             $12.47           $12.12           $11.99           $12.09           $12.23
  Accumulation units outstanding
  at the end of period                        276,460          249,165          102,563          70,311           28,058






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(241)

  Accumulation unit value:
    Beginning of period                       $17.43           $16.37           $14.49           $10.93           $11.24
    End of period                             $20.74           $17.43           $16.37           $14.49           $10.93
  Accumulation units outstanding
  at the end of period                        175,429          130,036          154,856          38,364             685

JNL/T.Rowe Price Established Growth
Division(50)

  Accumulation unit value:
    Beginning of period                       $26.41           $25.30           $23.39           $18.21           $22.28
    End of period                             $29.55           $26.41           $25.30           $23.39           $18.21
  Accumulation units outstanding
  at the end of period                        170,295          178,385          150,858          41,916            3,956

JNL/T.Rowe Price Mid-Cap Growth
Division(39)

  Accumulation unit value:
    Beginning of period                       $36.87           $32.84           $28.27           $20.73           $25.45
    End of period                             $38.76           $36.87           $32.84           $28.27           $20.73
  Accumulation units outstanding
  at the end of period                        137,456          140,197          163,860          49,429            2,035

JNL/T.Rowe Price Value Division(55)

  Accumulation unit value:
    Beginning of period                       $13.68           $13.10           $11.55            $9.04           $10.81
    End of period                             $16.16           $13.68           $13.10           $11.55            $9.04
  Accumulation units outstanding
  at the end of period                        446,203          461,268          620,533          292,978          69,170

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.92           $12.91           $12.55             N/A              N/A
    End of period                             $14.05           $12.92           $12.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        278,714          325,927          357,531            N/A              N/A

JNL/Western Asset Strategic Bond
Division(71)

  Accumulation unit value:
    Beginning of period                       $18.46           $18.27           $17.37           $15.54           $14.75
    End of period                             $19.01           $18.46           $18.27           $17.37           $15.54
  Accumulation units outstanding
  at the end of period                        264,507          265,151          239,520          40,912            9,977






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(39)

  Accumulation unit value:
    Beginning of period                       $15.40           $15.29           $14.96           $15.02           $13.86
    End of period                             $15.65           $15.40           $15.29           $14.96           $15.02
  Accumulation units outstanding
  at the end of period                        120,020          138,849          135,235          86,680           47,865

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.605%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(1186)

  Accumulation unit value:
    Beginning of period                       $12.14             N/A              N/A              N/A              N/A
    End of period                             $12.45             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          236              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(995)

  Accumulation unit value:
    Beginning of period                       $12.00             N/A              N/A              N/A              N/A
    End of period                             $15.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,062             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(1058)

  Accumulation unit value:
    Beginning of period                       $22.11             N/A              N/A              N/A              N/A
    End of period                             $22.94             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(1186)

  Accumulation unit value:
    Beginning of period                       $22.55             N/A              N/A              N/A              N/A
    End of period                             $23.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          170              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1177)

  Accumulation unit value:
    Beginning of period                       $10.48             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1022)

  Accumulation unit value:
    Beginning of period                       $11.92             N/A              N/A              N/A              N/A
    End of period                             $12.64             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          393              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1177)

  Accumulation unit value:
    Beginning of period                       $12.29             N/A              N/A              N/A              N/A
    End of period                             $12.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(938)

  Accumulation unit value:
    Beginning of period                       $14.40           $13.34             N/A              N/A              N/A
    End of period                             $17.37           $14.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          551              588              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(1151)

  Accumulation unit value:
    Beginning of period                       $13.70             N/A              N/A              N/A              N/A
    End of period                             $15.64             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,200             N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(1058)

  Accumulation unit value:
    Beginning of period                       $16.43             N/A              N/A              N/A              N/A
    End of period                             $17.08             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(678)

  Accumulation unit value:
    Beginning of period                       $11.34           $11.88           $10.99             N/A              N/A
    End of period                             $12.53           $11.34           $11.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,155            2,052            2,011             N/A              N/A

JNL/MCM Bond Index Division(992)

  Accumulation unit value:
    Beginning of period                       $11.12             N/A              N/A              N/A              N/A
    End of period                             $11.29             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,045             N/A              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1143)

  Accumulation unit value:
    Beginning of period                        $5.31             N/A              N/A              N/A              N/A
    End of period                              $6.01             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(678)

  Accumulation unit value:
    Beginning of period                        $8.84            $9.52            $8.84             N/A              N/A
    End of period                             $11.27            $8.84            $9.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,066            2,447            2,520             N/A              N/A

JNL/MCM Dow Dividend Division(1150)

  Accumulation unit value:
    Beginning of period                       $10.84             N/A              N/A              N/A              N/A
    End of period                             $11.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          567              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(678)

  Accumulation unit value:
    Beginning of period                       $12.67           $11.68           $10.50             N/A              N/A
    End of period                             $17.47           $12.67           $11.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,130            2,123            2,092             N/A              N/A

JNL/MCM Healthcare Sector Division(1191)

  Accumulation unit value:
    Beginning of period                       $11.89             N/A              N/A              N/A              N/A
    End of period                             $11.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          47               N/A              N/A              N/A              N/A

JNL/MCM International Index Division(1058)

  Accumulation unit value:
    Beginning of period                       $17.16             N/A              N/A              N/A              N/A
    End of period                             $18.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          31               N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                       $11.87           $10.90            $9.62             N/A              N/A
    End of period                             $13.88           $11.87           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,402            8,963            8,963             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(842)

  Accumulation unit value:
    Beginning of period                       $10.55           $10.38             N/A              N/A              N/A
    End of period                             $10.87           $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(1020)

  Accumulation unit value:
    Beginning of period                       $24.31             N/A              N/A              N/A              N/A
    End of period                             $27.60             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          21               N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(678)

  Accumulation unit value:
    Beginning of period                       $13.35            $9.88            $9.00             N/A              N/A
    End of period                             $13.75           $13.35            $9.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,588            2,523            2,509             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(1205)

  Accumulation unit value:
    Beginning of period                       $15.27             N/A              N/A              N/A              N/A
    End of period                             $15.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          306              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(680)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.45            $9.71             N/A              N/A
    End of period                             $12.15           $10.73           $10.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                          707            18,040           97,031             N/A              N/A

JNL/MCM Select Small-Cap Division(678)

  Accumulation unit value:
    Beginning of period                       $19.58           $18.27           $15.89             N/A              N/A
    End of period                             $21.10           $19.58           $18.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,767            1,398            1,379             N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(1205)

  Accumulation unit value:
    Beginning of period                        $6.23             N/A              N/A              N/A              N/A
    End of period                              $6.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          750              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(848)

  Accumulation unit value:
    Beginning of period                       $15.61           $12.53             N/A              N/A              N/A
    End of period                             $15.15           $15.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,441             73               N/A              N/A              N/A

JNL/MCM VIP Division(1056)

  Accumulation unit value:
    Beginning of period                       $12.61             N/A              N/A              N/A              N/A
    End of period                             $13.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          920              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(1186)

  Accumulation unit value:
    Beginning of period                       $13.81             N/A              N/A              N/A              N/A
    End of period                             $14.50             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          139              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(992)

  Accumulation unit value:
    Beginning of period                       $13.99             N/A              N/A              N/A              N/A
    End of period                             $14.12             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,707             N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(995)

  Accumulation unit value:
    Beginning of period                        $8.54             N/A              N/A              N/A              N/A
    End of period                              $8.62             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(1161)

  Accumulation unit value:
    Beginning of period                       $10.92             N/A              N/A              N/A              N/A
    End of period                             $11.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,978             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(1161)

  Accumulation unit value:
    Beginning of period                       $11.33             N/A              N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,804             N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(1115)

  Accumulation unit value:
    Beginning of period                       $13.11             N/A              N/A              N/A              N/A
    End of period                             $14.37             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,391             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(861)

  Accumulation unit value:
    Beginning of period                       $23.40           $22.48             N/A              N/A              N/A
    End of period                             $26.17           $23.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,279           11,878             N/A              N/A              N/A

JNL/Select Global Growth Division(1015)

  Accumulation unit value:
    Beginning of period                       $23.87             N/A              N/A              N/A              N/A
    End of period                             $25.45             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,003             N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(1177)

  Accumulation unit value:
    Beginning of period                       $26.53             N/A              N/A              N/A              N/A
    End of period                             $27.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(861)

  Accumulation unit value:
    Beginning of period                       $17.42           $16.48             N/A              N/A              N/A
    End of period                             $20.73           $17.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,791            3,872             N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(995)

  Accumulation unit value:
    Beginning of period                       $26.68             N/A              N/A              N/A              N/A
    End of period                             $29.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          187              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(1058)

  Accumulation unit value:
    Beginning of period                       $39.04             N/A              N/A              N/A              N/A
    End of period                             $38.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          15               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(995)

  Accumulation unit value:
    Beginning of period                       $13.84             N/A              N/A              N/A              N/A
    End of period                             $16.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          563              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(861)

  Accumulation unit value:
    Beginning of period                       $12.90           $12.82             N/A              N/A              N/A
    End of period                             $14.03           $12.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,537              -               N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(861)

  Accumulation unit value:
    Beginning of period                       $18.44           $18.50             N/A              N/A              N/A
    End of period                             $19.00           $18.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,462            3,606             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(1186)

  Accumulation unit value:
    Beginning of period                       $15.64             N/A              N/A              N/A              N/A
    End of period                             $15.64             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,714             N/A              N/A              N/A              N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.63%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1008)

  Accumulation unit value:
    Beginning of period                       $12.09             N/A              N/A              N/A              N/A
    End of period                             $15.53             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          362              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                       $17.15           $16.86           $15.55             N/A              N/A
    End of period                             $18.96           $17.15           $16.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          135              136              137              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(1148)

  Accumulation unit value:
    Beginning of period                       $21.37             N/A              N/A              N/A              N/A
    End of period                             $23.66             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          947              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(743)

  Accumulation unit value:
    Beginning of period                       $14.36           $12.83             N/A              N/A              N/A
    End of period                             $17.32           $14.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/JPMorgan International Value
Division(612)

  Accumulation unit value:
    Beginning of period                       $12.02           $10.30            $8.78             N/A              N/A
    End of period                             $15.61           $12.02           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,507             241              243              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(612)

  Accumulation unit value:
    Beginning of period                       $18.17           $16.97           $14.88             N/A              N/A
    End of period                             $20.48           $18.17           $16.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                          141              142              143              N/A              N/A

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                       $14.83           $13.72             N/A              N/A              N/A
    End of period                             $17.04           $14.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(737)

  Accumulation unit value:
    Beginning of period                       $11.32           $11.86           $11.86             N/A              N/A
    End of period                             $12.50           $11.32           $11.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,359            2,811            1,532             N/A              N/A

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                       $11.06           $11.01             N/A              N/A              N/A
    End of period                             $11.28           $11.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          498              468              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(795)

  Accumulation unit value:
    Beginning of period                        $8.82            $8.92             N/A              N/A              N/A
    End of period                             $11.25            $8.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,176            1,633             N/A              N/A              N/A

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                        $9.88             N/A              N/A              N/A              N/A
    End of period                             $11.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,924             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(743)

  Accumulation unit value:
    Beginning of period                        $8.43            $8.07             N/A              N/A              N/A
    End of period                              $9.69            $8.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(737)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.67           $11.67             N/A              N/A
    End of period                             $17.43           $12.65           $11.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,589            2,845            1,557             N/A              N/A

JNL/MCM Healthcare Sector Division(612)

  Accumulation unit value:
    Beginning of period                       $11.30           $10.67           $10.48             N/A              N/A
    End of period                             $11.81           $11.30           $10.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                          100              101              102              N/A              N/A

JNL/MCM International Index Division(853)

  Accumulation unit value:
    Beginning of period                       $15.06           $13.28             N/A              N/A              N/A
    End of period                             $18.60           $15.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,050             375              N/A              N/A              N/A

JNL/MCM JNL 5 Division(853)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.22             N/A              N/A              N/A
    End of period                             $13.88           $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,528            2,272             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                       $10.55           $10.42             N/A              N/A              N/A
    End of period                             $10.87           $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          554              554              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                       $23.19           $17.23           $15.09             N/A              N/A
    End of period                             $27.55           $23.19           $17.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          70               70               71               N/A              N/A

JNL/MCM S&P 10 Division(737)

  Accumulation unit value:
    Beginning of period                       $13.32            $9.86            $9.86             N/A              N/A
    End of period                             $13.72           $13.32            $9.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,643            3,224            1,841             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(853)

  Accumulation unit value:
    Beginning of period                       $14.07           $13.26             N/A              N/A              N/A
    End of period                             $15.19           $14.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,597             383              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(853)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.46             N/A              N/A              N/A
    End of period                             $12.14           $10.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,685             492              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(737)

  Accumulation unit value:
    Beginning of period                       $19.54           $18.24           $18.24             N/A              N/A
    End of period                             $21.05           $19.54           $18.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,747            1,849             996              N/A              N/A

JNL/MCM Small Cap Index Division(612)

  Accumulation unit value:
    Beginning of period                       $13.43           $13.09           $11.56             N/A              N/A
    End of period                             $15.52           $13.43           $13.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          494              486              92               N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(737)

  Accumulation unit value:
    Beginning of period                       $15.60           $11.43           $11.43             N/A              N/A
    End of period                             $15.14           $15.60           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,657            2,021            1,590             N/A              N/A

JNL/MCM VIP Division(1015)

  Accumulation unit value:
    Beginning of period                       $12.02             N/A              N/A              N/A              N/A
    End of period                             $13.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,080             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(743)

  Accumulation unit value:
    Beginning of period                       $12.58           $10.85             N/A              N/A              N/A
    End of period                             $14.48           $12.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          660               -               N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(1042)

  Accumulation unit value:
    Beginning of period                       $13.71             N/A              N/A              N/A              N/A
    End of period                             $14.09             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,899             N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(1105)

  Accumulation unit value:
    Beginning of period                       $10.56             N/A              N/A              N/A              N/A
    End of period                             $11.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,665             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(1105)

  Accumulation unit value:
    Beginning of period                       $10.99             N/A              N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,555             N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(612)

  Accumulation unit value:
    Beginning of period                       $23.33           $22.52           $20.92             N/A              N/A
    End of period                             $26.09           $23.33           $22.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,911             203              204              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(612)

  Accumulation unit value:
    Beginning of period                       $17.41           $16.36           $14.83             N/A              N/A
    End of period                             $20.71           $17.41           $16.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,814             143              144              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(743)

  Accumulation unit value:
    Beginning of period                       $26.33           $24.73             N/A              N/A              N/A
    End of period                             $29.45           $26.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,152              -               N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(612)

  Accumulation unit value:
    Beginning of period                       $36.75           $32.74           $29.25             N/A              N/A
    End of period                             $38.61           $36.75           $32.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                          36               36               36               N/A              N/A

JNL/T.Rowe Price Value Division(612)

  Accumulation unit value:
    Beginning of period                       $13.66           $13.08           $11.80             N/A              N/A
    End of period                             $16.13           $13.66           $13.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          178              180              181              N/A              N/A

JNL/Western Asset High Yield Bond
Division(1163)

  Accumulation unit value:
    Beginning of period                       $13.48             N/A              N/A              N/A              N/A
    End of period                             $14.00             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          382              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(612)

  Accumulation unit value:
    Beginning of period                       $18.40           $18.22           $17.28             N/A              N/A
    End of period                             $18.95           $18.40           $18.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          122              123              123              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.645%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(675)

  Accumulation unit value:
    Beginning of period                       $11.71           $11.10           $10.44             N/A              N/A
    End of period                             $12.42           $11.71           $11.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,162            6,868            1,143             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(870)

  Accumulation unit value:
    Beginning of period                       $11.57           $11.04             N/A              N/A              N/A
    End of period                             $15.53           $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,007            1,910             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(603)

  Accumulation unit value:
    Beginning of period                       $12.62           $11.84           $11.10             N/A              N/A
    End of period                             $14.22           $12.62           $11.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,527            1,555            1,058             N/A              N/A

JNL/Alger Growth Division(709)

  Accumulation unit value:
    Beginning of period                       $18.85           $17.06           $16.24             N/A              N/A
    End of period                             $19.46           $18.85           $17.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,702            1,466             352              N/A              N/A

JNL/Alliance Capital Growth Division(698)

  Accumulation unit value:
    Beginning of period                         N/A             $9.76            $9.26             N/A              N/A
    End of period                               N/A             $8.87            $9.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               563              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(658)

  Accumulation unit value:
    Beginning of period                       $17.13           $16.84           $15.24             N/A              N/A
    End of period                             $18.93           $17.13           $16.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,635            2,748            1,019             N/A              N/A

JNL/Eagle SmallCap Equity Division(658)

  Accumulation unit value:
    Beginning of period                       $19.34           $19.18           $16.34             N/A              N/A
    End of period                             $22.85           $19.34           $19.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,555            2,334             622              N/A              N/A

JNL/FMR Balanced Division(704)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.08            $9.81             N/A              N/A
    End of period                             $11.90           $10.91           $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        186,323          39,994             630              N/A              N/A

JNL/FMR MidCap Equity Division(603)

  Accumulation unit value:
    Beginning of period                       $21.43           $20.52           $18.27             N/A              N/A
    End of period                             $23.62           $21.43           $20.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          921              232             2,331             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1099)

  Accumulation unit value:
    Beginning of period                        $9.86             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,056             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(876)

  Accumulation unit value:
    Beginning of period                       $10.91           $11.02             N/A              N/A              N/A
    End of period                             $12.63           $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,258            1,201             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(901)

  Accumulation unit value:
    Beginning of period                       $11.27           $10.98             N/A              N/A              N/A
    End of period                             $12.83           $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,270            4,162             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1101)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,525             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(658)

  Accumulation unit value:
    Beginning of period                       $14.34           $13.17           $11.38             N/A              N/A
    End of period                             $17.29           $14.34           $13.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,157             261              262              N/A              N/A

JNL/JPMorgan International Value
Division(623)

  Accumulation unit value:
    Beginning of period                       $12.00           $10.29            $8.64             N/A              N/A
    End of period                             $15.58           $12.00           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,241            9,200            1,208             N/A              N/A

JNL/Lazard Emerging Markets Division(1139)

  Accumulation unit value:
    Beginning of period                        $9.21             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,672             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(603)

  Accumulation unit value:
    Beginning of period                       $18.15           $16.96           $14.99             N/A              N/A
    End of period                             $20.45           $18.15           $16.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,232            7,236            2,440             N/A              N/A

JNL/Lazard Small Cap Value Division(603)

  Accumulation unit value:
    Beginning of period                       $14.82           $14.39           $12.96             N/A              N/A
    End of period                             $17.02           $14.82           $14.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,093            4,834            1,743             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(585)

  Accumulation unit value:
    Beginning of period                       $11.32           $11.85            $9.87             N/A              N/A
    End of period                             $12.49           $11.32           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        159,671          105,193          45,814             N/A              N/A

JNL/MCM Bond Index Division(598)

  Accumulation unit value:
    Beginning of period                       $11.05           $11.03           $10.57             N/A              N/A
    End of period                             $11.27           $11.05           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,436           27,631            3,549             N/A              N/A

JNL/MCM Communications Sector
Division(686)

  Accumulation unit value:
    Beginning of period                        $4.47            $4.50            $4.24             N/A              N/A
    End of period                              $5.99            $4.47            $4.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,291             223               -               N/A              N/A

JNL/MCM Consumer Brands Sector
Division(847)

  Accumulation unit value:
    Beginning of period                       $10.34           $10.38             N/A              N/A              N/A
    End of period                             $11.53           $10.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,068             751              N/A              N/A              N/A

JNL/MCM Dow 10 Division(598)

  Accumulation unit value:
    Beginning of period                        $8.82            $9.50            $8.91             N/A              N/A
    End of period                             $11.24            $8.82            $9.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        172,519          118,938          56,503             N/A              N/A

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,208             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(685)

  Accumulation unit value:
    Beginning of period                        $8.42            $8.21            $7.52             N/A              N/A
    End of period                              $9.68            $8.42            $8.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,860            5,026            4,374             N/A              N/A

JNL/MCM Financial Sector Division(757)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.59             N/A              N/A              N/A
    End of period                             $14.62           $12.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,389             131              N/A              N/A              N/A

JNL/MCM Global 15 Division(598)

  Accumulation unit value:
    Beginning of period                       $12.64           $11.66            $9.48             N/A              N/A
    End of period                             $17.42           $12.64           $11.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        194,836          107,828          53,326             N/A              N/A

JNL/MCM Healthcare Sector Division(705)

  Accumulation unit value:
    Beginning of period                       $11.28           $10.66           $10.21             N/A              N/A
    End of period                             $11.80           $11.28           $10.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,880            7,765            1,724             N/A              N/A

JNL/MCM International Index Division(598)

  Accumulation unit value:
    Beginning of period                       $15.05           $13.50           $11.61             N/A              N/A
    End of period                             $18.59           $15.05           $13.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        95,943           35,696           10,371             N/A              N/A

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                       $11.87           $10.90           $10.75             N/A              N/A
    End of period                             $13.87           $11.87           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        689,112          143,824           5,104             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1138)

  Accumulation unit value:
    Beginning of period                        $9.67             N/A              N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,460             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(676)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.83           $10.00             N/A              N/A
    End of period                             $10.86           $10.54           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,257           13,894            1,370             N/A              N/A

JNL/MCM Oil & Gas Sector Division(623)

  Accumulation unit value:
    Beginning of period                       $23.16           $17.21           $15.15             N/A              N/A
    End of period                             $27.52           $23.16           $17.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,608            4,587            2,974             N/A              N/A

JNL/MCM S&P 10 Division(598)

  Accumulation unit value:
    Beginning of period                       $13.31            $9.86            $8.50             N/A              N/A
    End of period                             $13.70           $13.31            $9.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        128,322          115,713          48,872             N/A              N/A

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                        $9.58             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,268             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(598)

  Accumulation unit value:
    Beginning of period                       $14.07           $12.77           $11.37             N/A              N/A
    End of period                             $15.18           $14.07           $12.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        90,412           40,878           11,903             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.44            $9.68             N/A              N/A
    End of period                             $12.13           $10.72           $10.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        105,403          36,677           19,877             N/A              N/A

JNL/MCM Select Small-Cap Division(598)

  Accumulation unit value:
    Beginning of period                       $19.53           $18.23           $15.56             N/A              N/A
    End of period                             $21.03           $19.53           $18.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,457           49,663           26,108             N/A              N/A

JNL/MCM Small Cap Index Division(598)

  Accumulation unit value:
    Beginning of period                       $13.42           $13.09           $11.30             N/A              N/A
    End of period                             $15.51           $13.42           $13.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,336           22,971           13,337             N/A              N/A

JNL/MCM Technology Sector Division(712)

  Accumulation unit value:
    Beginning of period                        $5.71            $5.66            $5.56             N/A              N/A
    End of period                              $6.14            $5.71            $5.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,101           11,977           11,050             N/A              N/A

JNL/MCM Value Line 25 Division(698)

  Accumulation unit value:
    Beginning of period                       $15.60           $11.42           $10.47             N/A              N/A
    End of period                             $15.13           $15.60           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        163,492          75,411           13,002             N/A              N/A

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                       $11.96           $11.07           $10.44             N/A              N/A
    End of period                             $13.19           $11.96           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        97,470           35,732           20,839             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(589)

  Accumulation unit value:
    Beginning of period                       $12.57           $11.24            $9.76             N/A              N/A
    End of period                             $14.46           $12.57           $11.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,079           19,070            9,462             N/A              N/A

JNL/Oppenheimer Growth Division(585)

  Accumulation unit value:
    Beginning of period                        $8.73            $8.13            $7.87             N/A              N/A
    End of period                              $9.01            $8.73            $8.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,293            1,463            1,329             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(585)

  Accumulation unit value:
    Beginning of period                       $13.82           $13.74           $13.17             N/A              N/A
    End of period                             $14.07           $13.82           $13.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                        160,771          62,565           33,237             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division(698)

  Accumulation unit value:
    Beginning of period                       $21.10           $19.72           $18.51             N/A              N/A
    End of period                             $23.61           $21.10           $19.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          455               -               282              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(905)

  Accumulation unit value:
    Beginning of period                        $8.26            $7.81             N/A              N/A              N/A
    End of period                              $8.59            $8.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,259             368              N/A              N/A              N/A

JNL/Putnam Value Equity Division(623)

  Accumulation unit value:
    Beginning of period                       $19.98           $19.36           $17.62             N/A              N/A
    End of period                             $22.22           $19.98           $19.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,910             172              173              N/A              N/A

JNL/S&P Core Index 100 Division(596)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.31             N/A              N/A
    End of period                               N/A              N/A            $10.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division(587)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.98             N/A              N/A
    End of period                               N/A              N/A            $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(596)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.23             N/A              N/A
    End of period                               N/A              N/A            $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(596)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.31             N/A              N/A
    End of period                               N/A              N/A            $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $13.31           $12.47           $11.47             N/A              N/A
    End of period                             $15.13           $13.31           $12.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,782           59,481           53,413             N/A              N/A

JNL/S&P Managed Conservative Division(740)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.22             N/A              N/A              N/A
    End of period                             $11.16           $10.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,214            2,714             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(590)

  Accumulation unit value:
    Beginning of period                       $13.42           $12.70           $11.65             N/A              N/A
    End of period                             $15.07           $13.42           $12.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        95,300           102,149          55,316             N/A              N/A

JNL/S&P Managed Moderate Division(740)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.34             N/A              N/A              N/A
    End of period                             $11.78           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        99,672           11,702             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(578)

  Accumulation unit value:
    Beginning of period                       $12.98           $12.40           $11.27             N/A              N/A
    End of period                             $14.32           $12.98           $12.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        148,762          72,893           35,991             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division(1172)

  Accumulation unit value:
    Beginning of period                       $10.48             N/A              N/A              N/A              N/A
    End of period                             $11.03             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,235             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1172)

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A              N/A
    End of period                             $10.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,416             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(585)

  Accumulation unit value:
    Beginning of period                       $23.30           $22.49           $20.45             N/A              N/A
    End of period                             $26.05           $23.30           $22.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,440           13,240            6,250             N/A              N/A

JNL/Select Global Growth Division(776)

  Accumulation unit value:
    Beginning of period                       $22.72           $21.30             N/A              N/A              N/A
    End of period                             $25.33           $22.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          311              169              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(815)

  Accumulation unit value:
    Beginning of period                       $26.26           $23.42             N/A              N/A              N/A
    End of period                             $27.02           $26.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          673              772              N/A              N/A              N/A

JNL/Select Money Market Division(590)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.95           $11.99             N/A              N/A
    End of period                             $12.41           $12.07           $11.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,969            1,802              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(585)

  Accumulation unit value:
    Beginning of period                       $17.40           $16.35           $14.43             N/A              N/A
    End of period                             $20.70           $17.40           $16.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,124            4,880            2,317             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(606)

  Accumulation unit value:
    Beginning of period                       $26.28           $25.19           $23.61             N/A              N/A
    End of period                             $29.40           $26.28           $25.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,445            9,346            4,495             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(606)

  Accumulation unit value:
    Beginning of period                       $36.70           $32.69           $29.71             N/A              N/A
    End of period                             $38.55           $36.70           $32.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,201            4,005            1,874             N/A              N/A

JNL/T.Rowe Price Value Division(606)

  Accumulation unit value:
    Beginning of period                       $13.65           $13.07           $11.94             N/A              N/A
    End of period                             $16.11           $13.65           $13.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        68,870           38,390           12,890             N/A              N/A

JNL/Western Asset High Yield Bond
Division(675)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.85           $12.52             N/A              N/A
    End of period                             $13.97           $12.85           $12.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,878           16,567            2,453             N/A              N/A

JNL/Western Asset Strategic Bond
Division(603)

  Accumulation unit value:
    Beginning of period                       $18.37           $18.19           $17.09             N/A              N/A
    End of period                             $18.91           $18.37           $18.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        59,794           21,659            2,913             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                       $15.32           $15.22           $14.69             N/A              N/A
    End of period                             $15.57           $15.32           $15.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,052           11,983            1,476             N/A              N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.65%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(100)

  Accumulation unit value:
    Beginning of period                       $11.71           $11.10           $10.26            $8.02           $10.19
    End of period                             $12.42           $11.71           $11.10           $10.26            $8.02
  Accumulation units outstanding
  at the end of period                        283,589          300,797          84,645           29,956              -

JNL/AIM Premier Equity II Division(110)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.39            $7.78            $9.90
    End of period                               N/A              N/A             $9.18            $9.39            $7.78
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,491              -

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                       $11.57           $10.00             N/A              N/A              N/A
    End of period                             $15.53           $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        258,312          93,728             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(183)

  Accumulation unit value:
    Beginning of period                       $12.62           $11.84           $11.26            $8.27            $8.41
    End of period                             $14.22           $12.62           $11.84           $11.26            $8.27
  Accumulation units outstanding
  at the end of period                        97,196           112,541          52,996           38,920              -

JNL/Alger Growth Division(105)

  Accumulation unit value:
    Beginning of period                       $18.84           $17.05           $16.51           $12.41           $16.96
    End of period                             $19.45           $18.84           $17.05           $16.51           $12.41
  Accumulation units outstanding
  at the end of period                        69,264           76,742           29,653           29,964              -

JNL/Alliance Capital Growth Division(110)

  Accumulation unit value:
    Beginning of period                         N/A             $9.76            $9.34            $7.63            $9.38
    End of period                               N/A             $8.87            $9.76            $9.34            $7.63
  Accumulation units outstanding
  at the end of period                          N/A               -              8,912            8,413              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(105)

  Accumulation unit value:
    Beginning of period                       $17.12           $16.84           $16.10           $13.14           $16.19
    End of period                             $18.92           $17.12           $16.84           $16.10           $13.14
  Accumulation units outstanding
  at the end of period                        83,482           102,116          39,611           31,439              -

JNL/Eagle SmallCap Equity Division(105)

  Accumulation unit value:
    Beginning of period                       $19.33           $19.17           $16.41           $11.92           $16.60
    End of period                             $22.84           $19.33           $19.17           $16.41           $11.92
  Accumulation units outstanding
  at the end of period                        74,535           68,328           28,066            9,481              -

JNL/FMR Balanced Division(110)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.08            $9.36            $8.37            $8.96
    End of period                             $11.89           $10.91           $10.08            $9.36            $8.37
  Accumulation units outstanding
  at the end of period                        340,578          264,853          74,110           57,916              -

JNL/FMR MidCap Equity Division(110)

  Accumulation unit value:
    Beginning of period                       $21.42           $20.51           $17.67           $13.25           $16.31
    End of period                             $23.61           $21.42           $20.51           $17.67           $13.25
  Accumulation units outstanding
  at the end of period                        49,702           38,148           17,354           10,287              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1067)

  Accumulation unit value:
    Beginning of period                       $10.03             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,191             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(847)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.00             N/A              N/A              N/A
    End of period                             $12.63           $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        110,207          71,128             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(872)

  Accumulation unit value:
    Beginning of period                       $11.27           $10.00             N/A              N/A              N/A
    End of period                             $12.83           $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        189,161          150,047            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1072)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,161             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(126)

  Accumulation unit value:
    Beginning of period                       $14.33           $13.16           $11.50            $9.10           $11.60
    End of period                             $17.28           $14.33           $13.16           $11.50            $9.10
  Accumulation units outstanding
  at the end of period                        209,530          162,728          44,454           20,004              -

JNL/JPMorgan International Value
Division(310)

  Accumulation unit value:
    Beginning of period                       $12.00           $10.29            $8.54            $5.99             N/A
    End of period                             $15.58           $12.00           $10.29            $8.54             N/A
  Accumulation units outstanding
  at the end of period                        465,615          249,279          57,497           17,069             N/A

JNL/Lazard Emerging Markets Division(1062)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        122,101            N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(182)

  Accumulation unit value:
    Beginning of period                       $18.14           $16.95           $13.82           $10.90           $11.08
    End of period                             $20.45           $18.14           $16.95           $13.82           $10.90
  Accumulation units outstanding
  at the end of period                        231,522          231,825          96,617           58,760            4,180

JNL/Lazard Small Cap Value Division(94)

  Accumulation unit value:
    Beginning of period                       $14.81           $14.39           $12.68            $9.28           $12.25
    End of period                             $17.01           $14.81           $14.39           $12.68            $9.28
  Accumulation units outstanding
  at the end of period                        231,874          329,211          199,400          21,623              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(206)

  Accumulation unit value:
    Beginning of period                       $11.31           $11.85            $9.88            $7.56            $7.11
    End of period                             $12.49           $11.31           $11.85            $9.88            $7.56
  Accumulation units outstanding
  at the end of period                       2,977,876        2,860,940         802,350          301,641            84

JNL/MCM Bond Index Division(110)

  Accumulation unit value:
    Beginning of period                       $11.05           $11.03           $10.82           $10.68           $10.01
    End of period                             $11.27           $11.05           $11.03           $10.82           $10.68
  Accumulation units outstanding
  at the end of period                        918,228          800,746          141,138          56,284              -

JNL/MCM Communications Sector
Division(556)

  Accumulation unit value:
    Beginning of period                        $4.47            $4.50            $4.07             N/A              N/A
    End of period                              $5.99            $4.47            $4.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        238,123          44,955           11,989             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(536)

  Accumulation unit value:
    Beginning of period                       $10.34           $10.77            $9.83             N/A              N/A
    End of period                             $11.54           $10.34           $10.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,132           39,176             373              N/A              N/A

JNL/MCM Dow 10 Division(182)

  Accumulation unit value:
    Beginning of period                        $8.81            $9.50            $9.39            $7.59            $7.35
    End of period                             $11.23            $8.81            $9.50            $9.39            $7.59
  Accumulation units outstanding
  at the end of period                       3,805,335        3,471,716         972,868          385,442           8,846

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        689,521            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(133)

  Accumulation unit value:
    Beginning of period                        $8.42            $8.21            $7.50            $5.91            $6.88
    End of period                              $9.67            $8.42            $8.21            $7.50            $5.91
  Accumulation units outstanding
  at the end of period                        250,676          153,309          89,702           86,078              -

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.99           $10.62             N/A              N/A
    End of period                             $14.61           $12.52           $11.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        92,741           48,829            8,620             N/A              N/A

JNL/MCM Global 15 Division(206)

  Accumulation unit value:
    Beginning of period                       $12.63           $11.65            $9.25            $7.06            $6.87
    End of period                             $17.41           $12.63           $11.65            $9.25            $7.06
  Accumulation units outstanding
  at the end of period                       3,215,875        3,162,361         822,843          275,670            87

JNL/MCM Healthcare Sector Division(476)

  Accumulation unit value:
    Beginning of period                       $11.28           $10.66           $10.47           $10.17             N/A
    End of period                             $11.80           $11.28           $10.66           $10.47             N/A
  Accumulation units outstanding
  at the end of period                        208,050          217,771          18,233              -               N/A

JNL/MCM International Index Division(100)

  Accumulation unit value:
    Beginning of period                       $15.05           $13.50           $11.49            $8.50           $10.46
    End of period                             $18.59           $15.05           $13.50           $11.49            $8.50
  Accumulation units outstanding
  at the end of period                       1,141,802        1,048,217         224,361          72,930              -

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                       $11.87           $10.90            $9.77             N/A              N/A
    End of period                             $13.87           $11.87           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                      11,528,993        9,754,591         760,602            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1062)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,406             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.83            $9.84             N/A              N/A
    End of period                             $10.86           $10.54           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        272,386          199,884          38,070             N/A              N/A

JNL/MCM Oil & Gas Sector Division(584)

  Accumulation unit value:
    Beginning of period                       $23.15           $17.21           $13.71             N/A              N/A
    End of period                             $27.51           $23.15           $17.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        299,667          275,589          24,974             N/A              N/A

JNL/MCM S&P 10 Division(206)

  Accumulation unit value:
    Beginning of period                       $13.31            $9.86            $8.52            $7.28            $7.78
    End of period                             $13.70           $13.31            $9.86            $8.52            $7.28
  Accumulation units outstanding
  at the end of period                       2,827,559        2,900,441         861,796          329,499            78

JNL/MCM S&P 24 Division(1091)

  Accumulation unit value:
    Beginning of period                        $9.34             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,142             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(104)

  Accumulation unit value:
    Beginning of period                       $14.07           $12.77           $11.21            $8.47           $10.51
    End of period                             $15.18           $14.07           $12.77           $11.21            $8.47
  Accumulation units outstanding
  at the end of period                        961,804          910,344          233,146          101,376             -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(109)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.43            $9.64            $7.67            $9.20
    End of period                             $12.13           $10.71           $10.43            $9.64            $7.67
  Accumulation units outstanding
  at the end of period                       1,772,740        1,662,441         426,504          145,966             -

JNL/MCM Select Small-Cap Division(206)

  Accumulation unit value:
    Beginning of period                       $19.52           $18.22           $16.45           $11.30           $10.20
    End of period                             $21.03           $19.52           $18.22           $16.45           $11.30
  Accumulation units outstanding
  at the end of period                       1,770,704        1,694,833         474,151          169,740            59

JNL/MCM Small Cap Index Division(100)

  Accumulation unit value:
    Beginning of period                       $13.42           $13.09           $11.33            $7.90           $10.57
    End of period                             $15.51           $13.42           $13.09           $11.33            $7.90
  Accumulation units outstanding
  at the end of period                        846,615          776,698          176,694          73,968              -

JNL/MCM Technology Sector Division(556)

  Accumulation unit value:
    Beginning of period                        $5.71            $5.66            $5.64             N/A              N/A
    End of period                              $6.14            $5.71            $5.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        194,837          147,308          30,334             N/A              N/A

JNL/MCM Value Line 25 Division(679)

  Accumulation unit value:
    Beginning of period                       $15.60           $11.42            $9.77             N/A              N/A
    End of period                             $15.13           $15.60           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,604,950        2,357,335         215,628            N/A              N/A

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                       $11.96           $11.07            $9.89             N/A              N/A
    End of period                             $13.19           $11.96           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,207,339        2,008,107         116,959            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(105)

  Accumulation unit value:
    Beginning of period                       $12.57           $11.23            $9.68            $7.00            $9.02
    End of period                             $14.46           $12.57           $11.23            $9.68            $7.00
  Accumulation units outstanding
  at the end of period                        311,426          293,959          118,567          52,449              -

JNL/Oppenheimer Growth Division(105)

  Accumulation unit value:
    Beginning of period                        $8.73            $8.13            $7.93            $6.85            $8.61
    End of period                              $9.01            $8.73            $8.13            $7.93            $6.85
  Accumulation units outstanding
  at the end of period                        78,613           91,282           23,457           14,794              -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(100)

  Accumulation unit value:
    Beginning of period                       $13.82           $13.73           $13.36           $12.97           $12.36
    End of period                             $14.07           $13.82           $13.73           $13.36           $12.97
  Accumulation units outstanding
  at the end of period                       1,253,515         981,493          248,450          122,384             -

JNL/PPM America High Yield Bond
Division(105)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.17           $13.00           $13.13
    End of period                               N/A              N/A            $15.66           $15.17           $13.00
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             54,118              -

JNL/Putnam Equity Division(143)

  Accumulation unit value:
    Beginning of period                       $21.09           $19.72           $17.73           $14.17           $15.86
    End of period                             $23.60           $21.09           $19.72           $17.73           $14.17
  Accumulation units outstanding
  at the end of period                        19,024           17,641            3,459            3,396              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(110)

  Accumulation unit value:
    Beginning of period                        $8.26            $7.49            $6.42            $4.89            $6.24
    End of period                              $8.59            $8.26            $7.49            $6.42            $4.89
  Accumulation units outstanding
  at the end of period                        62,223           56,996           16,621           13,875              -

JNL/Putnam Value Equity Division(105)

  Accumulation unit value:
    Beginning of period                       $19.97           $19.35           $17.93           $14.63           $17.69
    End of period                             $22.21           $19.97           $19.35           $17.93           $14.63
  Accumulation units outstanding
  at the end of period                        93,349           115,546          41,703           19,264              -

JNL/S&P Core Index 100 Division(116)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.24            $8.52            $9.68
    End of period                               N/A              N/A            $10.41           $10.24            $8.52
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             16,784              -

JNL/S&P Core Index 50 Division(104)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.94            $7.72            $9.56
    End of period                               N/A              N/A            $10.12            $9.94            $7.72
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,322              -

JNL/S&P Core Index 75 Division(95)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.10            $8.12           $10.02
    End of period                               N/A              N/A            $10.30           $10.10            $8.12
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             34,993              -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(100)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.37            $8.11           $10.41
    End of period                               N/A              N/A            $10.58           $10.37            $8.11
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             16,887              -

JNL/S&P Equity Growth Division I(95)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.14            $7.96           $10.46
    End of period                               N/A              N/A            $10.32           $10.14            $7.96
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             19,041              -

JNL/S&P Managed Aggressive Growth
Division(95)

  Accumulation unit value:
    Beginning of period                       $13.31           $12.47           $11.26            $9.02           $11.29
    End of period                             $15.13           $13.31           $12.47           $11.26            $9.02
  Accumulation units outstanding
  at the end of period                        701,752          691,754          390,936          60,955              -

JNL/S&P Managed Conservative Division(689)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.31            $9.94             N/A              N/A
    End of period                             $11.16           $10.52           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        469,074          519,908          110,847            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(95)

  Accumulation unit value:
    Beginning of period                       $13.42           $12.70           $11.58            $9.67           $11.33
    End of period                             $15.06           $13.42           $12.70           $11.58            $9.67
  Accumulation units outstanding
  at the end of period                       1,422,080        1,359,642         636,471          426,547             -

JNL/S&P Managed Moderate Division(683)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.50            $9.89             N/A              N/A
    End of period                             $11.77           $10.84           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,452,902        1,365,994         197,807            N/A              N/A

JNL/S&P Managed Moderate Growth
Division(100)

  Accumulation unit value:
    Beginning of period                       $12.98           $12.40           $11.50            $9.93           $10.95
    End of period                             $14.32           $12.98           $12.40           $11.50            $9.93
  Accumulation units outstanding
  at the end of period                       2,782,908        2,613,191         781,470          406,689             -

JNL/S&P Retirement 2015 Division(1165)

  Accumulation unit value:
    Beginning of period                       $10.28             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1078)

  Accumulation unit value:
    Beginning of period                       $10.01             N/A              N/A              N/A              N/A
    End of period                             $10.96             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,816             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division(1171)

  Accumulation unit value:
    Beginning of period                       $10.46             N/A              N/A              N/A              N/A
    End of period                             $11.03             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1006)

  Accumulation unit value:
    Beginning of period                        $9.96             N/A              N/A              N/A              N/A
    End of period                             $10.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,101             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(149)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.86            $8.45            $9.23
    End of period                               N/A              N/A            $11.09           $10.86            $8.45
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              8,766              -

JNL/Select Balanced Division(182)

  Accumulation unit value:
    Beginning of period                       $23.28           $22.48           $20.61           $17.24           $17.13
    End of period                             $26.03           $23.28           $22.48           $20.61           $17.24
  Accumulation units outstanding
  at the end of period                        387,292          352,375          72,278           26,214            2,704

JNL/Select Global Growth Division(704)

  Accumulation unit value:
    Beginning of period                       $22.71           $22.66           $22.10             N/A              N/A
    End of period                             $25.32           $22.71           $22.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,477           12,064             114              N/A              N/A

JNL/Select Large Cap Growth Division(105)

  Accumulation unit value:
    Beginning of period                       $26.25           $25.49           $23.21           $17.42           $21.76
    End of period                             $27.01           $26.25           $25.49           $23.21           $17.42
  Accumulation units outstanding
  at the end of period                        42,122           44,619           30,723           17,409              -

JNL/Select Money Market Division(153)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.94           $12.05           $12.19           $12.23
    End of period                             $12.41           $12.07           $11.94           $12.05           $12.19
  Accumulation units outstanding
  at the end of period                        401,559          138,762          24,229           41,924              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(183)

  Accumulation unit value:
    Beginning of period                       $17.40           $16.35           $14.48           $10.92           $10.64
    End of period                             $20.69           $17.40           $16.35           $14.48           $10.92
  Accumulation units outstanding
  at the end of period                        353,272          247,394          143,781          14,331              -

JNL/T.Rowe Price Established Growth
Division(94)

  Accumulation unit value:
    Beginning of period                       $26.27           $25.17           $23.29           $18.14           $22.87
    End of period                             $29.38           $26.27           $25.17           $23.29           $18.14
  Accumulation units outstanding
  at the end of period                        268,942          228,839          87,285           47,233              -

JNL/T.Rowe Price Mid-Cap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                       $36.68           $32.68           $28.15           $20.65           $26.56
    End of period                             $38.53           $36.68           $32.68           $28.15           $20.65
  Accumulation units outstanding
  at the end of period                        206,573          214,543          119,339          38,049              -

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                       $13.64           $13.07           $11.53            $9.03           $11.24
    End of period                             $16.11           $13.64           $13.07           $11.53            $9.03
  Accumulation units outstanding
  at the end of period                        677,882          574,740          190,713          103,667             -

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.87           $12.86           $12.51             N/A              N/A
    End of period                             $13.99           $12.87           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        535,516          475,424          152,488            N/A              N/A

JNL/Western Asset Strategic Bond
Division(96)

  Accumulation unit value:
    Beginning of period                       $18.36           $18.19           $17.29           $15.49           $14.93
    End of period                             $18.91           $18.36           $18.19           $17.29           $15.49
  Accumulation units outstanding
  at the end of period                        624,165          542,433          199,101          38,505              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(100)

  Accumulation unit value:
    Beginning of period                       $15.32           $15.21           $14.89           $14.96           $13.77
    End of period                             $15.56           $15.32           $15.21           $14.89           $14.96
  Accumulation units outstanding
  at the end of period                        244,830          215,018          89,940           53,180              -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.66%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(792)

  Accumulation unit value:
    Beginning of period                       $11.70           $10.66             N/A              N/A              N/A
    End of period                             $12.41           $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              9,053             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1157)

  Accumulation unit value:
    Beginning of period                       $14.29             N/A              N/A              N/A              N/A
    End of period                             $15.52             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,728             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(1180)

  Accumulation unit value:
    Beginning of period                       $18.37             N/A              N/A              N/A              N/A
    End of period                             $18.90             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(597)

  Accumulation unit value:
    Beginning of period                       $19.32           $19.15           $16.93             N/A              N/A
    End of period                             $22.81           $19.32           $19.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,065            4,294            3,711             N/A              N/A

JNL/FMR Balanced Division(1184)

  Accumulation unit value:
    Beginning of period                       $11.71             N/A              N/A              N/A              N/A
    End of period                             $11.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1170)

  Accumulation unit value:
    Beginning of period                       $10.42             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,770             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1128)

  Accumulation unit value:
    Beginning of period                       $11.64             N/A              N/A              N/A              N/A
    End of period                             $12.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(1180)

  Accumulation unit value:
    Beginning of period                       $16.46             N/A              N/A              N/A              N/A
    End of period                             $17.26             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(597)

  Accumulation unit value:
    Beginning of period                       $11.99           $10.28            $8.87             N/A              N/A
    End of period                             $15.56           $11.99           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        59,746           31,565           27,404             N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(815)

  Accumulation unit value:
    Beginning of period                       $18.13           $16.18             N/A              N/A              N/A
    End of period                             $20.43           $18.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,150            9,961             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(1170)

  Accumulation unit value:
    Beginning of period                       $15.73             N/A              N/A              N/A              N/A
    End of period                             $17.00             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,534             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(612)

  Accumulation unit value:
    Beginning of period                       $11.30           $11.84           $10.60             N/A              N/A
    End of period                             $12.48           $11.30           $11.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        153,120          68,225           15,652             N/A              N/A

JNL/MCM Bond Index Division(1196)

  Accumulation unit value:
    Beginning of period                       $11.25             N/A              N/A              N/A              N/A
    End of period                             $11.26             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(1171)

  Accumulation unit value:
    Beginning of period                       $10.96             N/A              N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,217             N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(597)

  Accumulation unit value:
    Beginning of period                        $8.81            $9.49            $9.01             N/A              N/A
    End of period                             $11.22            $8.81            $9.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        193,524          85,725           40,321             N/A              N/A

JNL/MCM Dow Dividend Division(1038)

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        129,878            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(741)

  Accumulation unit value:
    Beginning of period                        $8.41            $8.04             N/A              N/A              N/A
    End of period                              $9.67            $8.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,217            2,487             N/A              N/A              N/A

JNL/MCM Financial Sector Division(988)

  Accumulation unit value:
    Beginning of period                       $12.91             N/A              N/A              N/A              N/A
    End of period                             $14.60             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,941             N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(612)

  Accumulation unit value:
    Beginning of period                       $12.62           $11.65            $9.67             N/A              N/A
    End of period                             $17.40           $12.62           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                        132,913          47,955           15,827             N/A              N/A

JNL/MCM Healthcare Sector Division(961)

  Accumulation unit value:
    Beginning of period                       $11.27           $11.17             N/A              N/A              N/A
    End of period                             $11.78           $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              9,834             N/A              N/A              N/A

JNL/MCM International Index Division(961)

  Accumulation unit value:
    Beginning of period                       $15.04           $14.39             N/A              N/A              N/A
    End of period                             $18.58           $15.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,536            3,815             N/A              N/A              N/A

JNL/MCM JNL 5 Division(761)

  Accumulation unit value:
    Beginning of period                       $11.87           $10.91             N/A              N/A              N/A
    End of period                             $13.87           $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        987,942          489,658            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1187)

  Accumulation unit value:
    Beginning of period                       $10.37             N/A              N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        63,254             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(961)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.85             N/A              N/A              N/A
    End of period                             $10.86           $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             10,120             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(1060)

  Accumulation unit value:
    Beginning of period                       $26.66             N/A              N/A              N/A              N/A
    End of period                             $27.49             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,402             N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(612)

  Accumulation unit value:
    Beginning of period                       $13.30            $9.85            $8.45             N/A              N/A
    End of period                             $13.69           $13.30            $9.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        114,662          59,168           17,713             N/A              N/A

JNL/MCM S&P 24 Division(1187)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,351             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(597)

  Accumulation unit value:
    Beginning of period                       $14.06           $12.76           $11.53             N/A              N/A
    End of period                             $15.17           $14.06           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,634           14,153           10,820             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(597)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.43            $9.82             N/A              N/A
    End of period                             $12.12           $10.71           $10.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,097           14,863           12,788             N/A              N/A

JNL/MCM Select Small-Cap Division(612)

  Accumulation unit value:
    Beginning of period                       $19.51           $18.21           $15.95             N/A              N/A
    End of period                             $21.01           $19.51           $18.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,466           40,380            9,890             N/A              N/A

JNL/MCM Small Cap Index Division(597)

  Accumulation unit value:
    Beginning of period                       $13.41           $13.08           $11.52             N/A              N/A
    End of period                             $15.50           $13.41           $13.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,388            6,190            5,336             N/A              N/A

JNL/MCM Technology Sector Division(961)

  Accumulation unit value:
    Beginning of period                        $5.70            $5.90             N/A              N/A              N/A
    End of period                              $6.13            $5.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,312           18,619             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(928)

  Accumulation unit value:
    Beginning of period                       $15.60           $13.75             N/A              N/A              N/A
    End of period                             $15.13           $15.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        154,292          21,425             N/A              N/A              N/A

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                       $11.96           $10.48             N/A              N/A              N/A
    End of period                             $13.19           $11.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,624              -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(1170)

  Accumulation unit value:
    Beginning of period                       $13.47             N/A              N/A              N/A              N/A
    End of period                             $14.45             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,799             N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(710)

  Accumulation unit value:
    Beginning of period                       $13.81           $13.72           $13.70             N/A              N/A
    End of period                             $14.05           $13.81           $13.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,333           23,801            8,955             N/A              N/A

JNL/PPM America High Yield Bond
Division(594)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.93             N/A              N/A
    End of period                               N/A              N/A            $15.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(815)

  Accumulation unit value:
    Beginning of period                       $13.29           $11.88             N/A              N/A              N/A
    End of period                             $15.11           $13.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        90,678           90,678             N/A              N/A              N/A

JNL/S&P Managed Conservative Division(1196)

  Accumulation unit value:
    Beginning of period                       $11.08             N/A              N/A              N/A              N/A
    End of period                             $11.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(815)

  Accumulation unit value:
    Beginning of period                       $13.41           $12.15             N/A              N/A              N/A
    End of period                             $15.05           $13.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        169,881          52,720             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(1016)

  Accumulation unit value:
    Beginning of period                       $11.07             N/A              N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(662)

  Accumulation unit value:
    Beginning of period                       $12.96           $12.39           $11.51             N/A              N/A
    End of period                             $14.30           $12.96           $12.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        232,959          203,946          90,395             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(815)

  Accumulation unit value:
    Beginning of period                       $23.26           $22.03             N/A              N/A              N/A
    End of period                             $26.00           $23.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,693            9,758             N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(785)

  Accumulation unit value:
    Beginning of period                       $26.22           $23.83             N/A              N/A              N/A
    End of period                             $26.98           $26.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,665            3,440             N/A              N/A              N/A

JNL/Select Money Market Division(710)

  Accumulation unit value:
    Beginning of period                       $12.05           $11.93           $11.93             N/A              N/A
    End of period                             $12.39           $12.05           $11.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,395           48,080           156,936            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(1170)

  Accumulation unit value:
    Beginning of period                       $19.67             N/A              N/A              N/A              N/A
    End of period                             $20.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,153             N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(597)

  Accumulation unit value:
    Beginning of period                       $26.24           $25.15           $23.53             N/A              N/A
    End of period                             $29.35           $26.24           $25.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,103           15,658           13,500             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(597)

  Accumulation unit value:
    Beginning of period                       $36.64           $32.65           $29.28             N/A              N/A
    End of period                             $38.48           $36.64           $32.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,808            4,919            4,250             N/A              N/A

JNL/T.Rowe Price Value Division(1128)

  Accumulation unit value:
    Beginning of period                       $14.32             N/A              N/A              N/A              N/A
    End of period                             $16.10             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.85           $12.50             N/A              N/A
    End of period                             $13.97           $12.86           $12.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        148,844           5,680           15,652             N/A              N/A

JNL/Western Asset Strategic Bond
Division(761)

  Accumulation unit value:
    Beginning of period                       $18.34           $18.31             N/A              N/A              N/A
    End of period                             $18.88           $18.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,753           20,664             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(1161)

  Accumulation unit value:
    Beginning of period                       $15.50             N/A              N/A              N/A              N/A
    End of period                             $15.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,162             N/A              N/A              N/A              N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.67%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(714)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.09           $10.84             N/A              N/A
    End of period                             $12.41           $11.70           $11.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,828            2,530             82               N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(864)

  Accumulation unit value:
    Beginning of period                       $11.57           $10.91             N/A              N/A              N/A
    End of period                             $15.52           $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,732            1,646             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(603)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.83           $11.09             N/A              N/A
    End of period                             $14.20           $12.61           $11.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,718            2,644            1,243             N/A              N/A

JNL/Alger Growth Division(660)

  Accumulation unit value:
    Beginning of period                       $18.80           $17.02           $15.46             N/A              N/A
    End of period                             $19.41           $18.80           $17.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,462             342              213              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(990)

  Accumulation unit value:
    Beginning of period                       $17.63             N/A              N/A              N/A              N/A
    End of period                             $18.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          353              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(603)

  Accumulation unit value:
    Beginning of period                       $19.30           $19.14           $16.92             N/A              N/A
    End of period                             $22.79           $19.30           $19.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,491            1,738             499              N/A              N/A

JNL/FMR Balanced Division(592)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.07            $9.24             N/A              N/A
    End of period                             $11.88           $10.90           $10.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        84,076           38,582           26,922             N/A              N/A

JNL/FMR MidCap Equity Division(636)

  Accumulation unit value:
    Beginning of period                       $21.37           $20.47           $16.21             N/A              N/A
    End of period                             $23.55           $21.37           $20.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,850            3,401            1,819             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1104)

  Accumulation unit value:
    Beginning of period                       $10.01             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,960             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(911)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.88             N/A              N/A              N/A
    End of period                             $12.63           $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,911            1,244             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(911)

  Accumulation unit value:
    Beginning of period                       $11.26           $11.14             N/A              N/A              N/A
    End of period                             $12.82           $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,379             625              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1099)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,436             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(924)

  Accumulation unit value:
    Beginning of period                       $14.30           $13.73             N/A              N/A              N/A
    End of period                             $17.24           $14.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,064             790              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(603)

  Accumulation unit value:
    Beginning of period                       $11.98           $10.27            $8.86             N/A              N/A
    End of period                             $15.55           $11.98           $10.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,042            6,586            1,830             N/A              N/A

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          703              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(606)

  Accumulation unit value:
    Beginning of period                       $18.11           $16.93           $15.11             N/A              N/A
    End of period                             $20.41           $18.11           $16.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,964            8,899            1,358             N/A              N/A

JNL/Lazard Small Cap Value Division(606)

  Accumulation unit value:
    Beginning of period                       $14.79           $14.37           $13.12             N/A              N/A
    End of period                             $16.98           $14.79           $14.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,347            6,032             346              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(592)

  Accumulation unit value:
    Beginning of period                       $11.30           $11.83           $10.11             N/A              N/A
    End of period                             $12.47           $11.30           $11.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,885           68,924           32,401             N/A              N/A

JNL/MCM Bond Index Division(660)

  Accumulation unit value:
    Beginning of period                       $11.04           $11.03           $10.99             N/A              N/A
    End of period                             $11.26           $11.04           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,881            9,298            5,022             N/A              N/A

JNL/MCM Communications Sector
Division(757)

  Accumulation unit value:
    Beginning of period                        $4.47            $4.29             N/A              N/A              N/A
    End of period                              $5.98            $4.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,513              -               N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(733)

  Accumulation unit value:
    Beginning of period                       $10.35           $10.76           $10.63             N/A              N/A
    End of period                             $11.53           $10.35           $10.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          31               32               30               N/A              N/A

JNL/MCM Dow 10 Division(592)

  Accumulation unit value:
    Beginning of period                        $8.80            $9.49            $8.84             N/A              N/A
    End of period                             $11.22            $8.80            $9.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        101,910          100,136          38,381             N/A              N/A

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,374             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(762)

  Accumulation unit value:
    Beginning of period                        $8.40            $8.17             N/A              N/A              N/A
    End of period                              $9.66            $8.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,264            1,535             N/A              N/A              N/A

JNL/MCM Financial Sector Division(778)

  Accumulation unit value:
    Beginning of period                       $12.50           $11.60             N/A              N/A              N/A
    End of period                             $14.59           $12.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,164              -               N/A              N/A              N/A

JNL/MCM Global 15 Division(592)

  Accumulation unit value:
    Beginning of period                       $12.62           $11.64            $9.36             N/A              N/A
    End of period                             $17.38           $12.62           $11.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                        93,742           74,187           28,490             N/A              N/A

JNL/MCM Healthcare Sector Division(675)

  Accumulation unit value:
    Beginning of period                       $11.27           $10.65           $10.28             N/A              N/A
    End of period                             $11.78           $11.27           $10.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,829            7,786             786              N/A              N/A

JNL/MCM International Index Division(592)

  Accumulation unit value:
    Beginning of period                       $15.03           $13.49           $11.58             N/A              N/A
    End of period                             $18.57           $15.03           $13.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,044           28,646           19,662             N/A              N/A

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.90            $9.78             N/A              N/A
    End of period                             $13.86           $11.86           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        506,046          94,623           11,752             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1116)

  Accumulation unit value:
    Beginning of period                        $9.09             N/A              N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,355             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(757)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.00             N/A              N/A              N/A
    End of period                             $10.86           $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,496            3,903             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(675)

  Accumulation unit value:
    Beginning of period                       $23.12           $17.19           $16.67             N/A              N/A
    End of period                             $27.47           $23.12           $17.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,975            7,825             500              N/A              N/A

JNL/MCM S&P 10 Division(592)

  Accumulation unit value:
    Beginning of period                       $13.29            $9.84            $8.32             N/A              N/A
    End of period                             $13.68           $13.29            $9.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        71,982           67,904           28,971             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(592)

  Accumulation unit value:
    Beginning of period                       $14.05           $12.76           $11.39             N/A              N/A
    End of period                             $15.16           $14.05           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,229           34,629           23,021             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(596)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.43            $9.77             N/A              N/A
    End of period                             $12.12           $10.70           $10.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,678           24,955           17,933             N/A              N/A

JNL/MCM Select Small-Cap Division(603)

  Accumulation unit value:
    Beginning of period                       $19.50           $18.20           $16.02             N/A              N/A
    End of period                             $20.99           $19.50           $18.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,675           31,442           10,963             N/A              N/A

JNL/MCM Small Cap Index Division(603)

  Accumulation unit value:
    Beginning of period                       $13.41           $13.08           $11.50             N/A              N/A
    End of period                             $15.49           $13.41           $13.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,859           11,500            7,120             N/A              N/A

JNL/MCM Technology Sector Division(687)

  Accumulation unit value:
    Beginning of period                        $5.70            $5.66            $5.14             N/A              N/A
    End of period                              $6.13            $5.70            $5.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,744            8,239             555              N/A              N/A

JNL/MCM Value Line 25 Division(706)

  Accumulation unit value:
    Beginning of period                       $15.59           $11.42           $10.69             N/A              N/A
    End of period                             $15.12           $15.59           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        84,684           31,354            1,300             N/A              N/A

JNL/MCM VIP Division(803)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.07             N/A              N/A              N/A
    End of period                             $13.19           $11.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        75,769           18,693             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(603)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.23            $9.70             N/A              N/A
    End of period                             $14.45           $12.56           $11.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,016            4,740            2,553             N/A              N/A

JNL/Oppenheimer Growth Division(596)

  Accumulation unit value:
    Beginning of period                        $8.72            $8.12            $8.03             N/A              N/A
    End of period                              $9.00            $8.72            $8.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,849            2,918            2,491             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(592)

  Accumulation unit value:
    Beginning of period                       $13.80           $13.71           $13.16             N/A              N/A
    End of period                             $14.04           $13.80           $13.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,479           25,883           12,325             N/A              N/A

JNL/PPM America High Yield Bond
Division(606)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.06             N/A              N/A
    End of period                               N/A              N/A            $15.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(606)

  Accumulation unit value:
    Beginning of period                        $8.25            $7.48            $6.78             N/A              N/A
    End of period                              $8.58            $8.25            $7.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,996             911               -               N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division(667)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.91             N/A              N/A
    End of period                               N/A              N/A            $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(638)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.87             N/A              N/A
    End of period                               N/A              N/A            $10.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(603)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.28             N/A              N/A
    End of period                               N/A              N/A            $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(653)

  Accumulation unit value:
    Beginning of period                       $13.28           $12.45           $11.11             N/A              N/A
    End of period                             $15.10           $13.28           $12.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,973           23,902           25,641             N/A              N/A

JNL/S&P Managed Conservative Division(720)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.31           $10.20             N/A              N/A
    End of period                             $11.15           $10.52           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,885            6,200            1,358             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(590)

  Accumulation unit value:
    Beginning of period                       $13.40           $12.68           $11.64             N/A              N/A
    End of period                             $15.04           $13.40           $12.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,324           34,329            4,880             N/A              N/A

JNL/S&P Managed Moderate Division(733)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.50           $10.44             N/A              N/A
    End of period                             $11.77           $10.84           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        76,085           13,409             39               N/A              N/A

JNL/S&P Managed Moderate Growth
Division(590)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.38           $11.48             N/A              N/A
    End of period                             $14.29           $12.95           $12.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,564           40,581           13,699             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(603)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $11.04             N/A              N/A
    End of period                               N/A              N/A            $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(596)

  Accumulation unit value:
    Beginning of period                       $23.24           $22.44           $20.77             N/A              N/A
    End of period                             $25.97           $23.24           $22.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,311           17,285            8,396             N/A              N/A

JNL/Select Global Growth Division(1047)

  Accumulation unit value:
    Beginning of period                       $24.47             N/A              N/A              N/A              N/A
    End of period                             $25.26             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          135              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(1025)

  Accumulation unit value:
    Beginning of period                       $26.29             N/A              N/A              N/A              N/A
    End of period                             $26.94             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          189              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(606)

  Accumulation unit value:
    Beginning of period                       $12.04           $11.92           $11.96             N/A              N/A
    End of period                             $12.38           $12.04           $11.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        54,916            7,252            5,223             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(603)

  Accumulation unit value:
    Beginning of period                       $17.39           $16.34           $14.94             N/A              N/A
    End of period                             $20.68           $17.39           $16.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,959            7,344             543              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(645)

  Accumulation unit value:
    Beginning of period                       $26.21           $25.13           $22.30             N/A              N/A
    End of period                             $29.31           $26.21           $25.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,285            7,143            3,444             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(596)

  Accumulation unit value:
    Beginning of period                       $36.60           $32.62           $29.23             N/A              N/A
    End of period                             $38.44           $36.60           $32.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,308            3,669            2,017             N/A              N/A

JNL/T.Rowe Price Value Division(592)

  Accumulation unit value:
    Beginning of period                       $13.63           $13.05           $11.62             N/A              N/A
    End of period                             $16.09           $13.63           $13.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,438           35,868           22,643             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.84           $12.49             N/A              N/A
    End of period                             $13.96           $12.85           $12.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,083            5,851            4,601             N/A              N/A

JNL/Western Asset Strategic Bond
Division(592)

  Accumulation unit value:
    Beginning of period                       $18.32           $18.15           $16.95             N/A              N/A
    End of period                             $18.86           $18.32           $18.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,177           20,908            7,677             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                       $15.28           $15.18           $14.66             N/A              N/A
    End of period                             $15.52           $15.28           $15.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,865            3,277             434              N/A              N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.695%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(162)

  Accumulation unit value:
    Beginning of period                       $11.68           $11.08           $10.25            $8.02            $8.29
    End of period                             $12.39           $11.68           $11.08           $10.25            $8.02
  Accumulation units outstanding
  at the end of period                        28,334           31,674           31,964           19,686             547

JNL/AIM Premier Equity II Division(333)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.38            $8.06             N/A
    End of period                               N/A              N/A             $9.16            $9.38             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,564             N/A

JNL/AIM Real Estate Division(855)

  Accumulation unit value:
    Beginning of period                       $11.57           $10.73             N/A              N/A              N/A
    End of period                             $15.51           $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,883            1,134             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(188)

  Accumulation unit value:
    Beginning of period                       $12.60           $11.82           $11.25            $8.26            $8.14
    End of period                             $14.18           $12.60           $11.82           $11.25            $8.26
  Accumulation units outstanding
  at the end of period                         3,611            8,462            8,806           22,109             457

JNL/Alger Growth Division(188)

  Accumulation unit value:
    Beginning of period                       $18.75           $16.98           $16.45           $12.37           $12.94
    End of period                             $19.35           $18.75           $16.98           $16.45           $12.37
  Accumulation units outstanding
  at the end of period                         8,956           32,901           40,690           26,830             375

JNL/Alliance Capital Growth Division(312)

  Accumulation unit value:
    Beginning of period                         N/A             $9.73            $9.31            $7.97             N/A
    End of period                               N/A             $8.84            $9.73            $9.31             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              6,659           60,105             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(130)

  Accumulation unit value:
    Beginning of period                       $17.05           $16.77           $16.05           $13.10           $15.38
    End of period                             $18.83           $17.05           $16.77           $16.05           $13.10
  Accumulation units outstanding
  at the end of period                        15,369           15,016           13,912           26,683             743

JNL/Eagle SmallCap Equity Division(130)

  Accumulation unit value:
    Beginning of period                       $19.25           $19.10           $16.35           $11.88           $14.64
    End of period                             $22.73           $19.25           $19.10           $16.35           $11.88
  Accumulation units outstanding
  at the end of period                        10,738           11,135           14,530           13,624            2,173

JNL/FMR Balanced Division(193)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.05            $9.35            $8.36            $8.19
    End of period                             $11.86           $10.88           $10.05            $9.35            $8.36
  Accumulation units outstanding
  at the end of period                        34,658           35,609           38,408           35,100            2,363

JNL/FMR MidCap Equity Division(334)

  Accumulation unit value:
    Beginning of period                       $21.32           $20.42           $17.60           $14.48             N/A
    End of period                             $23.48           $21.32           $20.42           $17.60             N/A
  Accumulation units outstanding
  at the end of period                         3,319            3,258            3,260            2,662             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.01             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,329             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(837)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.17             N/A              N/A              N/A
    End of period                             $12.62           $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,022            2,188             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(837)

  Accumulation unit value:
    Beginning of period                       $11.26           $10.26             N/A              N/A              N/A
    End of period                             $12.82           $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,619            2,514             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,809             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(193)

  Accumulation unit value:
    Beginning of period                       $14.26           $13.10           $11.46            $9.07            $8.40
    End of period                             $17.19           $14.26           $13.10           $11.46            $9.07
  Accumulation units outstanding
  at the end of period                        13,010            9,999            9,102           23,345            4,606

JNL/JPMorgan International Value
Division(329)

  Accumulation unit value:
    Beginning of period                       $11.96           $10.26            $8.51            $6.42             N/A
    End of period                             $15.52           $11.96           $10.26            $8.51             N/A
  Accumulation units outstanding
  at the end of period                        64,821           65,979           80,872           27,118             N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(162)

  Accumulation unit value:
    Beginning of period                       $18.08           $16.90           $13.78           $10.87           $10.89
    End of period                             $20.36           $18.08           $16.90           $13.78           $10.87
  Accumulation units outstanding
  at the end of period                        20,012           21,373           23,906           15,188            2,042

JNL/Lazard Small Cap Value Division(162)

  Accumulation unit value:
    Beginning of period                       $14.76           $14.34           $12.64            $9.26            $9.39
    End of period                             $16.95           $14.76           $14.34           $12.64            $9.26
  Accumulation units outstanding
  at the end of period                        18,744           26,326           29,275           32,613            4,088






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(145)

  Accumulation unit value:
    Beginning of period                       $11.28           $11.82            $9.86            $7.55            $8.69
    End of period                             $12.45           $11.28           $11.82            $9.86            $7.55
  Accumulation units outstanding
  at the end of period                        144,909          161,322          158,695          132,240          15,874

JNL/MCM Bond Index Division(145)

  Accumulation unit value:
    Beginning of period                       $11.04           $11.02           $10.81           $10.68           $10.19
    End of period                             $11.25           $11.04           $11.02           $10.81           $10.68
  Accumulation units outstanding
  at the end of period                        46,868           62,678           62,777           45,830            1,049

JNL/MCM Communications Sector
Division(494)

  Accumulation unit value:
    Beginning of period                        $4.46            $4.49            $4.06             N/A              N/A
    End of period                              $5.97            $4.46            $4.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          877              881              885              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(505)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.74            $9.88             N/A              N/A
    End of period                             $11.50           $10.31           $10.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,958            2,943            1,461             N/A              N/A

JNL/MCM Dow 10 Division(145)

  Accumulation unit value:
    Beginning of period                        $8.79            $9.48            $9.37            $7.58            $8.09
    End of period                             $11.20            $8.79            $9.48            $9.37            $7.58
  Accumulation units outstanding
  at the end of period                        224,241          262,789          244,868          210,557          16,361

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,269             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(165)

  Accumulation unit value:
    Beginning of period                        $8.39            $8.19            $7.48            $5.90            $5.90
    End of period                              $9.64            $8.39            $8.19            $7.48            $5.90
  Accumulation units outstanding
  at the end of period                        47,257           48,569           52,783           84,635            1,422

JNL/MCM Financial Sector Division(494)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.96           $10.72             N/A              N/A
    End of period                             $14.57           $12.48           $11.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,954            2,785            5,843             N/A              N/A

JNL/MCM Global 15 Division(145)

  Accumulation unit value:
    Beginning of period                       $12.60           $11.63            $9.23            $7.05            $8.16
    End of period                             $17.35           $12.60           $11.63            $9.23            $7.05
  Accumulation units outstanding
  at the end of period                        139,183          152,178          143,946          119,126          12,655

JNL/MCM Healthcare Sector Division(494)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.63           $10.48             N/A              N/A
    End of period                             $11.76           $11.25           $10.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,183           19,676           10,873             N/A              N/A

JNL/MCM International Index Division(145)

  Accumulation unit value:
    Beginning of period                       $15.02           $13.48           $11.48            $8.50            $9.88
    End of period                             $18.55           $15.02           $13.48           $11.48            $8.50
  Accumulation units outstanding
  at the end of period                        55,374           46,859           55,137           49,748            2,091

JNL/MCM JNL 5 Division(714)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.90           $10.56             N/A              N/A
    End of period                             $13.86           $11.86           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        378,863          207,362          42,869             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1210)

  Accumulation unit value:
    Beginning of period                       $10.84             N/A              N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,845             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(717)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.83           $10.78             N/A              N/A
    End of period                             $10.85           $10.54           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,590            4,532             186              N/A              N/A

JNL/MCM Oil & Gas Sector Division(494)

  Accumulation unit value:
    Beginning of period                       $23.09           $17.17           $13.25             N/A              N/A
    End of period                             $27.42           $23.09           $17.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,531           13,621            9,011             N/A              N/A

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                       $13.27            $9.83            $8.50            $7.27            $9.67
    End of period                             $13.65           $13.27            $9.83            $8.50            $7.27
  Accumulation units outstanding
  at the end of period                        150,443          164,092          168,827          170,841          14,635

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,356             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(145)

  Accumulation unit value:
    Beginning of period                       $14.04           $12.75           $11.20            $8.47            $9.19
    End of period                             $15.14           $14.04           $12.75           $11.20            $8.47
  Accumulation units outstanding
  at the end of period                        65,018           65,890           82,441           82,009            6,475






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(145)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.42            $9.63            $7.67            $8.29
    End of period                             $12.10           $10.70           $10.42            $9.63            $7.67
  Accumulation units outstanding
  at the end of period                        152,235          184,776          292,287          191,504           2,379

JNL/MCM Select Small-Cap Division(145)

  Accumulation unit value:
    Beginning of period                       $19.47           $18.18           $16.42           $11.28           $12.63
    End of period                             $20.96           $19.47           $18.18           $16.42           $11.28
  Accumulation units outstanding
  at the end of period                        79,032           88,897           84,424           77,369            8,969

JNL/MCM Small Cap Index Division(145)

  Accumulation unit value:
    Beginning of period                       $13.40           $13.07           $11.32            $7.89            $8.98
    End of period                             $15.48           $13.40           $13.07           $11.32            $7.89
  Accumulation units outstanding
  at the end of period                        59,866           60,661           70,404           72,873            4,666

JNL/MCM Technology Sector Division(490)

  Accumulation unit value:
    Beginning of period                        $5.69            $5.65            $5.94             N/A              N/A
    End of period                              $6.12            $5.69            $5.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,034           18,061            9,646             N/A              N/A

JNL/MCM Value Line 25 Division(698)

  Accumulation unit value:
    Beginning of period                       $15.59           $11.42           $10.46             N/A              N/A
    End of period                             $15.12           $15.59           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,384           48,519             613              N/A              N/A

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.07           $10.14             N/A              N/A
    End of period                             $13.18           $11.95           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,987           48,913            9,354             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(294)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.22            $9.67            $6.56             N/A
    End of period                             $14.42           $12.54           $11.22            $9.67             N/A
  Accumulation units outstanding
  at the end of period                        27,287           28,775           24,011           22,146             N/A

JNL/Oppenheimer Growth Division(271)

  Accumulation unit value:
    Beginning of period                        $8.71            $8.12            $7.92            $6.63             N/A
    End of period                              $8.98            $8.71            $8.12            $7.92             N/A
  Accumulation units outstanding
  at the end of period                         5,039            5,080            4,942            6,117             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(127)

  Accumulation unit value:
    Beginning of period                       $13.77           $13.69           $13.33           $12.94           $12.39
    End of period                             $14.01           $13.77           $13.69           $13.33           $12.94
  Accumulation units outstanding
  at the end of period                        73,793           78,198           76,729           71,048           10,638

JNL/PPM America High Yield Bond
Division(233)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.11           $12.95           $12.93
    End of period                               N/A              N/A            $15.59           $15.11           $12.95
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             38,187             208

JNL/Putnam Equity Division(188)

  Accumulation unit value:
    Beginning of period                       $20.99           $19.63           $17.66           $14.12           $14.00
    End of period                             $23.47           $20.99           $19.63           $17.66           $14.12
  Accumulation units outstanding
  at the end of period                         2,506            2,590            1,986           19,307             266






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(188)

  Accumulation unit value:
    Beginning of period                        $8.24            $7.47            $6.41            $4.88            $4.86
    End of period                              $8.57            $8.24            $7.47            $6.41            $4.88
  Accumulation units outstanding
  at the end of period                        12,817           15,088           16,309           18,039             765

JNL/Putnam Value Equity Division(193)

  Accumulation unit value:
    Beginning of period                       $19.88           $19.27           $17.86           $14.58           $13.38
    End of period                             $22.09           $19.88           $19.27           $17.86           $14.58
  Accumulation units outstanding
  at the end of period                        20,132           22,480           25,840           12,393             529

JNL/S&P Core Index 100 Division(130)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.23            $8.52            $9.40
    End of period                               N/A              N/A            $10.40           $10.23            $8.52
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             73,223            2,985

JNL/S&P Core Index 50 Division(198)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.93            $7.71            $7.49
    End of period                               N/A              N/A            $10.11            $9.93            $7.71
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             30,865            1,864

JNL/S&P Core Index 75 Division(306)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.09            $8.00             N/A
    End of period                               N/A              N/A            $10.29           $10.09             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             28,046             N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(379)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.34            $9.18             N/A
    End of period                               N/A              N/A            $10.55           $10.34             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             29,979             N/A

JNL/S&P Equity Growth Division I(189)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.11            $7.94            $7.94
    End of period                               N/A              N/A            $10.28           $10.11            $7.94
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             34,063            1,191

JNL/S&P Managed Aggressive Growth
Division(228)

  Accumulation unit value:
    Beginning of period                       $13.26           $12.43           $11.23            $9.00            $9.13
    End of period                             $15.06           $13.26           $12.43           $11.23            $9.00
  Accumulation units outstanding
  at the end of period                        107,620          99,579           133,412          70,746            1,028

JNL/S&P Managed Conservative Division(683)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.31            $9.96             N/A              N/A
    End of period                             $11.15           $10.51           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,160            3,785            1,904             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(130)

  Accumulation unit value:
    Beginning of period                       $13.37           $12.66           $11.56            $9.65           $10.68
    End of period                             $15.01           $13.37           $12.66           $11.56            $9.65
  Accumulation units outstanding
  at the end of period                        367,662          425,413          503,505          392,227          51,499

JNL/S&P Managed Moderate Division(716)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.50           $10.34             N/A              N/A
    End of period                             $11.76           $10.84           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,584            1,028            1,031             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(175)

  Accumulation unit value:
    Beginning of period                       $12.93           $12.36           $11.47            $9.91           $10.11
    End of period                             $14.26           $12.93           $12.36           $11.47            $9.91
  Accumulation units outstanding
  at the end of period                        170,831          175,144          170,263          168,563          23,395

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(310)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.83            $8.33             N/A
    End of period                               N/A              N/A            $11.06           $10.83             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             30,229             N/A

JNL/Select Balanced Division(130)

  Accumulation unit value:
    Beginning of period                       $23.17           $22.38           $20.53           $17.18           $18.38
    End of period                             $25.90           $23.17           $22.38           $20.53           $17.18
  Accumulation units outstanding
  at the end of period                        49,908           55,443           66,934           41,585            2,145

JNL/Select Global Growth Division(738)

  Accumulation unit value:
    Beginning of period                       $22.60           $22.38             N/A              N/A              N/A
    End of period                             $25.18           $22.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          639              539              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(193)

  Accumulation unit value:
    Beginning of period                       $26.12           $25.38           $23.12           $17.36           $16.60
    End of period                             $26.87           $26.12           $25.38           $23.12           $17.36
  Accumulation units outstanding
  at the end of period                        21,551           61,573           84,545           32,533             687

JNL/Select Money Market Division(228)

  Accumulation unit value:
    Beginning of period                       $12.01           $11.89           $12.00           $12.15           $12.16
    End of period                             $12.34           $12.01           $11.89           $12.00           $12.15
  Accumulation units outstanding
  at the end of period                        46,449           27,399           21,190           32,472            9,956






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(302)

  Accumulation unit value:
    Beginning of period                       $17.37           $16.34           $14.48           $10.66             N/A
    End of period                             $20.65           $17.37           $16.34           $14.48             N/A
  Accumulation units outstanding
  at the end of period                        18,001           21,217           19,798           13,516             N/A

JNL/T.Rowe Price Established Growth
Division(233)

  Accumulation unit value:
    Beginning of period                       $26.15           $25.07           $23.20           $18.08           $18.72
    End of period                             $29.23           $26.15           $25.07           $23.20           $18.08
  Accumulation units outstanding
  at the end of period                        39,091           44,732           47,811           28,132             422

JNL/T.Rowe Price Mid-Cap Growth
Division(130)

  Accumulation unit value:
    Beginning of period                       $36.50           $32.54           $28.04           $20.58           $24.94
    End of period                             $38.33           $36.50           $32.54           $28.04           $20.58
  Accumulation units outstanding
  at the end of period                        22,103           20,873           29,980           24,980            1,373

JNL/T.Rowe Price Value Division(174)

  Accumulation unit value:
    Beginning of period                       $13.61           $13.04           $11.51            $9.01            $9.43
    End of period                             $16.06           $13.61           $13.04           $11.51            $9.01
  Accumulation units outstanding
  at the end of period                        63,046           64,795           97,255           58,381            4,004

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.82           $12.82           $12.47             N/A              N/A
    End of period                             $13.93           $12.82           $12.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,829           35,977           60,525             N/A              N/A

JNL/Western Asset Strategic Bond
Division(233)

  Accumulation unit value:
    Beginning of period                       $18.27           $18.11           $17.23           $15.43           $15.18
    End of period                             $18.81           $18.27           $18.11           $17.23           $15.43
  Accumulation units outstanding
  at the end of period                        30,187           27,865           29,560           22,229             248






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(180)

  Accumulation unit value:
    Beginning of period                       $15.24           $15.15           $14.83           $14.91           $14.72
    End of period                             $15.48           $15.24           $15.15           $14.83           $14.91
  Accumulation units outstanding
  at the end of period                        34,973           34,904           32,264           32,462            9,075



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.70%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(127)

  Accumulation unit value:
    Beginning of period                       $11.68           $11.08           $10.25            $8.01            $9.51
    End of period                             $12.39           $11.68           $11.08           $10.25            $8.01
  Accumulation units outstanding
  at the end of period                        160,033          152,528          141,306          41,266            6,740

JNL/AIM Premier Equity II Division(53)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.37            $7.77           $10.31
    End of period                               N/A              N/A             $9.16            $9.37            $7.77
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              9,227            4,908

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                       $11.57           $10.22             N/A              N/A              N/A
    End of period                             $15.51           $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        139,380          30,633             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(85)

  Accumulation unit value:
    Beginning of period                       $12.60           $11.82           $11.25            $8.26           $11.20
    End of period                             $14.18           $12.60           $11.82           $11.25            $8.26
  Accumulation units outstanding
  at the end of period                        57,368           72,209           56,399           28,339            5,948

JNL/Alger Growth Division(71)

  Accumulation unit value:
    Beginning of period                       $18.74           $16.98           $16.44           $12.36           $18.36
    End of period                             $19.34           $18.74           $16.98           $16.44           $12.36
  Accumulation units outstanding
  at the end of period                        63,548           67,591           52,129           27,303           12,515

JNL/Alliance Capital Growth Division(55)

  Accumulation unit value:
    Beginning of period                         N/A             $9.73            $9.31            $7.62           $10.39
    End of period                               N/A             $7.93            $9.73            $9.31            $7.62
  Accumulation units outstanding
  at the end of period                          N/A               -             28,448           14,322            7,961






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(55)

  Accumulation unit value:
    Beginning of period                       $17.04           $16.77           $16.41           $13.10           $16.36
    End of period                             $18.83           $17.04           $16.77           $16.41           $13.10
  Accumulation units outstanding
  at the end of period                        40,916           46,003           46,004           13,491            5,136

JNL/Eagle SmallCap Equity Division(80)

  Accumulation unit value:
    Beginning of period                       $19.24           $19.09           $16.35           $11.88           $16.53
    End of period                             $22.72           $19.24           $19.09           $16.35           $11.88
  Accumulation units outstanding
  at the end of period                        157,707          93,072           40,531           16,463           14,218

JNL/FMR Balanced Division(71)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.05            $9.34            $8.36            $9.22
    End of period                             $11.85           $10.88           $10.05            $9.34            $8.36
  Accumulation units outstanding
  at the end of period                        214,147          168,377          122,734          57,287           17,956

JNL/FMR MidCap Equity Division(146)

  Accumulation unit value:
    Beginning of period                       $21.30           $20.41           $17.59           $13.19           $14.26
    End of period                             $23.47           $21.30           $20.41           $17.59           $13.19
  Accumulation units outstanding
  at the end of period                        22,919           19,672           25,577            9,073             582






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1069)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        73,313             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(842)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.38             N/A              N/A              N/A
    End of period                             $12.62           $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,974           10,778             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(842)

  Accumulation unit value:
    Beginning of period                       $11.26           $10.46             N/A              N/A              N/A
    End of period                             $12.81           $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,424           17,079             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1066)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,023             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(183)

  Accumulation unit value:
    Beginning of period                       $14.25           $13.10           $11.45            $9.06            $9.40
    End of period                             $17.18           $14.25           $13.10           $11.45            $9.06
  Accumulation units outstanding
  at the end of period                        84,746           61,775           38,985           17,968            5,498

JNL/JPMorgan International Value
Division(237)

  Accumulation unit value:
    Beginning of period                       $11.95           $10.25            $8.51            $6.21            $6.35
    End of period                             $15.51           $11.95           $10.25            $8.51            $6.21
  Accumulation units outstanding
  at the end of period                        355,942          225,353          106,070          24,117            1,502

JNL/Lazard Emerging Markets Division(1064)

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,446             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(85)

  Accumulation unit value:
    Beginning of period                       $18.07           $16.89           $13.78           $10.87           $13.37
    End of period                             $20.36           $18.07           $16.89           $13.78           $10.87
  Accumulation units outstanding
  at the end of period                        203,470          213,843          117,716          29,904           11,098

JNL/Lazard Small Cap Value Division(52)

  Accumulation unit value:
    Beginning of period                       $14.75           $14.34           $12.64            $9.26           $11.22
    End of period                             $16.94           $14.75           $14.34           $12.64            $9.26
  Accumulation units outstanding
  at the end of period                        136,296          151,416          113,442          37,535           11,809






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(119)

  Accumulation unit value:
    Beginning of period                       $11.28           $11.81            $9.86            $7.55            $9.65
    End of period                             $12.44           $11.28           $11.81            $9.86            $7.55
  Accumulation units outstanding
  at the end of period                       1,085,386        1,094,639         737,111          277,602          25,467

JNL/MCM Bond Index Division(119)

  Accumulation unit value:
    Beginning of period                       $11.04           $11.02           $10.82           $10.68            $9.99
    End of period                             $11.25           $11.04           $11.02           $10.82           $10.68
  Accumulation units outstanding
  at the end of period                        519,487          444,931          280,223          69,681            5,947

JNL/MCM Communications Sector
Division(477)

  Accumulation unit value:
    Beginning of period                        $4.46            $4.49            $3.88            $3.64             N/A
    End of period                              $5.97            $4.46            $4.49            $3.88             N/A
  Accumulation units outstanding
  at the end of period                        226,970          53,153           33,777            6,911             N/A

JNL/MCM Consumer Brands Sector
Division(477)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.74            $9.92            $9.62             N/A
    End of period                             $11.49           $10.30           $10.74            $9.92             N/A
  Accumulation units outstanding
  at the end of period                        35,682           38,533           35,742            2,617             N/A

JNL/MCM Dow 10 Division(119)

  Accumulation unit value:
    Beginning of period                        $8.79            $9.47            $9.37            $7.58            $9.25
    End of period                             $11.19            $8.79            $9.47            $9.37            $7.58
  Accumulation units outstanding
  at the end of period                       1,322,392        1,254,953        1,061,128         349,028          28,172

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        203,503            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(85)

  Accumulation unit value:
    Beginning of period                        $8.39            $8.18            $7.48            $5.90            $7.88
    End of period                              $9.64            $8.39            $8.18            $7.48            $5.90
  Accumulation units outstanding
  at the end of period                        173,524          165,233          172,443          88,530           22,441

JNL/MCM Financial Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.96           $10.72           $10.39             N/A
    End of period                             $14.56           $12.48           $11.96           $10.72             N/A
  Accumulation units outstanding
  at the end of period                        68,693           51,832           46,388            2,423             N/A

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                       $12.59           $11.62            $9.23            $7.05            $8.93
    End of period                             $17.35           $12.59           $11.62            $9.23            $7.05
  Accumulation units outstanding
  at the end of period                       1,045,142         990,713          659,497          241,400          15,413

JNL/MCM Healthcare Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.63           $10.45           $10.18             N/A
    End of period                             $11.75           $11.25           $10.63           $10.45             N/A
  Accumulation units outstanding
  at the end of period                        127,273          123,721          107,859           2,474             N/A

JNL/MCM International Index Division(119)

  Accumulation unit value:
    Beginning of period                       $15.02           $13.49           $11.48            $8.50           $10.66
    End of period                             $18.55           $15.02           $13.49           $11.48            $8.50
  Accumulation units outstanding
  at the end of period                        555,699          483,043          317,955          53,668           14,043

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.90            $9.72             N/A              N/A
    End of period                             $13.86           $11.86           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       3,582,280        2,031,465         167,871            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1069)

  Accumulation unit value:
    Beginning of period                        $9.82             N/A              N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        113,333            N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(690)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.83            $9.85             N/A              N/A
    End of period                             $10.85           $10.54           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        108,424          81,270           12,870             N/A              N/A

JNL/MCM Oil & Gas Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $23.08           $17.16           $13.09           $12.54             N/A
    End of period                             $27.41           $23.08           $17.16           $13.09             N/A
  Accumulation units outstanding
  at the end of period                        137,306          115,812          88,964            2,007             N/A

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                       $13.26            $9.83            $8.50            $7.27            $9.81
    End of period                             $13.65           $13.26            $9.83            $8.50            $7.27
  Accumulation units outstanding
  at the end of period                       1,025,586        1,022,473         771,336          294,861          13,413

JNL/MCM S&P 24 Division(1085)

  Accumulation unit value:
    Beginning of period                        $9.58             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,502             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(119)

  Accumulation unit value:
    Beginning of period                       $14.04           $12.75           $11.20            $8.47           $10.70
    End of period                             $15.14           $14.04           $12.75           $11.20            $8.47
  Accumulation units outstanding
  at the end of period                        579,162          487,124          367,456          86,603           12,927






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(83)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.42            $9.63            $7.66           $10.02
    End of period                             $12.10           $10.69           $10.42            $9.63            $7.66
  Accumulation units outstanding
  at the end of period                       1,189,812        1,080,434         664,455          201,966          49,124

JNL/MCM Select Small-Cap Division(119)

  Accumulation unit value:
    Beginning of period                       $19.46           $18.17           $16.42           $11.28           $15.13
    End of period                             $20.95           $19.46           $18.17           $16.42           $11.28
  Accumulation units outstanding
  at the end of period                        546,473          539,705          388,958          137,763           9,301

JNL/MCM Small Cap Index Division(119)

  Accumulation unit value:
    Beginning of period                       $13.39           $13.07           $11.32            $7.89           $10.42
    End of period                             $15.47           $13.39           $13.07           $11.32            $7.89
  Accumulation units outstanding
  at the end of period                        504,542          464,401          335,267          80,310            9,013

JNL/MCM Technology Sector Division(477)

  Accumulation unit value:
    Beginning of period                        $5.69            $5.65            $5.68            $5.45             N/A
    End of period                              $6.12            $5.69            $5.65            $5.68             N/A
  Accumulation units outstanding
  at the end of period                        147,075          103,401          78,647            4,619             N/A

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                       $15.59           $11.42            $9.76             N/A              N/A
    End of period                             $15.11           $15.59           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        590,022          458,423          46,078             N/A              N/A

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.07            $9.76             N/A              N/A
    End of period                             $13.18           $11.95           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        572,382          408,637          49,555             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(55)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.21            $9.67            $7.00            $8.87
    End of period                             $14.42           $12.54           $11.21            $9.67            $7.00
  Accumulation units outstanding
  at the end of period                        205,092          207,186          191,468          29,716           22,855

JNL/Oppenheimer Growth Division(53)

  Accumulation unit value:
    Beginning of period                        $8.71            $8.12            $7.92            $6.84            $8.80
    End of period                              $8.98            $8.71            $8.12            $7.92            $6.84
  Accumulation units outstanding
  at the end of period                        41,892           43,671           43,328           12,386            2,195

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(52)

  Accumulation unit value:
    Beginning of period                       $13.77           $13.68           $13.33           $12.94           $12.30
    End of period                             $14.00           $13.77           $13.68           $13.33           $12.94
  Accumulation units outstanding
  at the end of period                        606,900          528,417          278,834          170,296          81,007

JNL/PPM America High Yield Bond
Division(82)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.11           $12.95           $13.01
    End of period                               N/A              N/A            $15.59           $15.11           $12.95
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             119,961           9,786

JNL/Putnam Equity Division(80)

  Accumulation unit value:
    Beginning of period                       $20.98           $19.62           $17.65           $14.11           $18.25
    End of period                             $23.46           $20.98           $19.62           $17.65           $14.11
  Accumulation units outstanding
  at the end of period                        13,794           11,082            8,016            4,835            3,491






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(85)

  Accumulation unit value:
    Beginning of period                        $8.24            $7.47            $6.41            $4.88            $6.85
    End of period                              $8.56            $8.24            $7.47            $6.41            $4.88
  Accumulation units outstanding
  at the end of period                        166,440          132,440          54,560           11,941           11,094

JNL/Putnam Value Equity Division(53)

  Accumulation unit value:
    Beginning of period                       $19.87           $19.26           $17.85           $14.58           $17.79
    End of period                             $22.08           $19.87           $19.26           $17.85           $14.58
  Accumulation units outstanding
  at the end of period                        42,103           44,195           37,620           15,931            2,639

JNL/S&P Core Index 100 Division(114)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.23            $8.52            $9.68
    End of period                               N/A              N/A            $10.40           $10.23            $8.52
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             31,154            3,180

JNL/S&P Core Index 50 Division(96)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.93            $7.71           $10.06
    End of period                               N/A              N/A            $10.11            $9.93            $7.71
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             18,092            1,436

JNL/S&P Core Index 75 Division(427)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.09            $9.49             N/A
    End of period                               N/A              N/A            $10.29           $10.09             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,951             N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(139)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.34            $8.09            $9.26
    End of period                               N/A              N/A            $10.54           $10.34            $8.09
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             13,450             733

JNL/S&P Equity Growth Division I(80)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.11            $7.94           $10.51
    End of period                               N/A              N/A            $10.28           $10.11            $7.94
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             97,538           30,006

JNL/S&P Managed Aggressive Growth
Division(80)

  Accumulation unit value:
    Beginning of period                       $13.25           $12.43           $11.22            $9.00           $11.30
    End of period                             $15.06           $13.25           $12.43           $11.22            $9.00
  Accumulation units outstanding
  at the end of period                        624,707          716,600          742,983          91,417           54,036

JNL/S&P Managed Conservative Division(697)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.31           $10.09             N/A              N/A
    End of period                             $11.15           $10.51           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        186,865          195,691          75,180             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(52)

  Accumulation unit value:
    Beginning of period                       $13.37           $12.65           $11.55            $9.65           $10.96
    End of period                             $15.00           $13.37           $12.65           $11.55            $9.65
  Accumulation units outstanding
  at the end of period                       1,610,658        1,734,250        1,508,475         536,724          145,834

JNL/S&P Managed Moderate Division(675)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.50           $10.00             N/A              N/A
    End of period                             $11.76           $10.84           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        658,946          583,596          43,635             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(52)

  Accumulation unit value:
    Beginning of period                       $12.92           $12.35           $11.47            $9.91           $10.81
    End of period                             $14.25           $12.92           $12.35           $11.47            $9.91
  Accumulation units outstanding
  at the end of period                       1,477,397        1,352,590         845,092          351,796          101,162

JNL/S&P Retirement 2015 Division(1078)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          742              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1004)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,145             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(78)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.83            $8.43           $11.18
    End of period                               N/A              N/A            $11.06           $10.83            $8.43
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             14,467           17,011

JNL/Select Balanced Division(85)

  Accumulation unit value:
    Beginning of period                       $23.16           $22.37           $20.52           $17.17           $18.36
    End of period                             $25.88           $23.16           $22.37           $20.52           $17.17
  Accumulation units outstanding
  at the end of period                        250,128          251,275          149,906          46,180           28,301

JNL/Select Global Growth Division(598)

  Accumulation unit value:
    Beginning of period                       $22.59           $22.55           $20.13             N/A              N/A
    End of period                             $25.17           $22.59           $22.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,565           24,719            4,077             N/A              N/A

JNL/Select Large Cap Growth Division(55)

  Accumulation unit value:
    Beginning of period                       $26.12           $25.38           $23.12           $17.36           $23.53
    End of period                             $26.86           $26.12           $25.38           $23.12           $17.36
  Accumulation units outstanding
  at the end of period                        34,295           36,312           29,322           13,009            4,212

JNL/Select Money Market Division(80)

  Accumulation unit value:
    Beginning of period                       $11.98           $11.87           $11.98           $12.13           $12.19
    End of period                             $12.31           $11.98           $11.87           $11.98           $12.13
  Accumulation units outstanding
  at the end of period                        230,251          141,087          77,098           90,558           119,519






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(260)

  Accumulation unit value:
    Beginning of period                       $17.37           $16.33           $14.48           $10.44             N/A
    End of period                             $20.65           $17.37           $16.33           $14.48             N/A
  Accumulation units outstanding
  at the end of period                        109,992          69,883           46,918           17,117             N/A

JNL/T.Rowe Price Established Growth
Division(52)

  Accumulation unit value:
    Beginning of period                       $26.13           $25.05           $23.19           $18.07           $22.71
    End of period                             $29.21           $26.13           $25.05           $23.19           $18.07
  Accumulation units outstanding
  at the end of period                        120,494          113,843          88,660           26,241            3,238

JNL/T.Rowe Price Mid-Cap Growth
Division(52)

  Accumulation unit value:
    Beginning of period                       $36.48           $32.52           $28.03           $20.57           $25.34
    End of period                             $38.31           $36.48           $32.52           $28.03           $20.57
  Accumulation units outstanding
  at the end of period                        148,364          142,408          95,024           29,647            3,919

JNL/T.Rowe Price Value Division(53)

  Accumulation unit value:
    Beginning of period                       $13.60           $13.04           $11.51            $9.01           $10.74
    End of period                             $16.05           $13.60           $13.04           $11.51            $9.01
  Accumulation units outstanding
  at the end of period                        393,439          370,934          273,630          85,597           28,736

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.81           $12.82           $12.47             N/A              N/A
    End of period                             $13.92           $12.81           $12.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        394,646          346,727          302,067            N/A              N/A

JNL/Western Asset Strategic Bond
Division(132)

  Accumulation unit value:
    Beginning of period                       $18.26           $18.10           $17.22           $15.43           $14.78
    End of period                             $18.79           $18.26           $18.10           $17.22           $15.43
  Accumulation units outstanding
  at the end of period                        258,678          232,675          117,781          57,226            5,277






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                       $15.24           $15.14           $14.83           $14.91           $13.74
    End of period                             $15.47           $15.24           $15.14           $14.83           $14.91
  Accumulation units outstanding
  at the end of period                        107,362          123,611          83,122           63,990           17,862


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.71%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(107)

  Accumulation unit value:
    Beginning of period                       $11.68           $11.08           $10.24            $8.01            $9.92
    End of period                             $12.38           $11.68           $11.08           $10.24            $8.01
  Accumulation units outstanding
  at the end of period                        438,661          473,388          521,740          283,276          107,372

JNL/AIM Premier Equity II Division(106)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.37            $7.77           $10.29
    End of period                               N/A              N/A             $9.16            $9.37            $7.77
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             68,965           33,713

JNL/AIM Real Estate Division(822)

  Accumulation unit value:
    Beginning of period                       $11.57           $10.07             N/A              N/A              N/A
    End of period                             $15.51           $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        233,891          61,130             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(106)

  Accumulation unit value:
    Beginning of period                       $12.59           $11.81           $11.25            $8.26           $10.97
    End of period                             $14.17           $12.59           $11.81           $11.25            $8.26
  Accumulation units outstanding
  at the end of period                        196,670          244,031          252,679          235,990          99,897

JNL/Alger Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $18.72           $16.96           $16.43           $12.35           $16.22
    End of period                             $19.32           $18.72           $16.96           $16.43           $12.35
  Accumulation units outstanding
  at the end of period                        155,025          217,358          251,087          213,480          45,079

JNL/Alliance Capital Growth Division(107)

  Accumulation unit value:
    Beginning of period                         N/A             $9.72            $9.30            $7.61            $9.71
    End of period                               N/A             $8.83            $9.72            $9.30            $7.61
  Accumulation units outstanding
  at the end of period                          N/A               -             159,599          187,286          114,592






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(106)

  Accumulation unit value:
    Beginning of period                       $17.02           $16.75           $16.03           $13.09           $16.27
    End of period                             $18.80           $17.02           $16.75           $16.03           $13.09
  Accumulation units outstanding
  at the end of period                        205,372          227,035          265,234          214,467          98,238

JNL/Eagle SmallCap Equity Division(107)

  Accumulation unit value:
    Beginning of period                       $19.23           $19.08           $16.33           $11.87           $16.58
    End of period                             $22.70           $19.23           $19.08           $16.33           $11.87
  Accumulation units outstanding
  at the end of period                        132,333          129,325          165,210          96,168           72,682

JNL/FMR Balanced Division(107)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.05            $9.34            $8.35            $9.07
    End of period                             $11.84           $10.87           $10.05            $9.34            $8.35
  Accumulation units outstanding
  at the end of period                        392,608          364,560          357,235          240,159          96,057

JNL/FMR MidCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $21.28           $20.39           $17.58           $13.18           $16.88
    End of period                             $23.44           $21.28           $20.39           $17.58           $13.18
  Accumulation units outstanding
  at the end of period                        39,130           44,555           50,921           60,414           20,669






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1077)

  Accumulation unit value:
    Beginning of period                        $9.87             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        59,989             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(830)

  Accumulation unit value:
    Beginning of period                       $10.91            $9.95             N/A              N/A              N/A
    End of period                             $12.62           $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        84,694           33,737             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(825)

  Accumulation unit value:
    Beginning of period                       $11.26           $10.21             N/A              N/A              N/A
    End of period                             $12.81           $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        100,454          66,979             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1076)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        94,331             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(106)

  Accumulation unit value:
    Beginning of period                       $14.24           $13.08           $11.44            $9.06           $11.58
    End of period                             $17.16           $14.24           $13.08           $11.44            $9.06
  Accumulation units outstanding
  at the end of period                        228,604          192,135          168,545          173,933          83,070

JNL/JPMorgan International Value
Division(207)

  Accumulation unit value:
    Beginning of period                       $11.94           $10.25            $8.51            $6.21            $5.88
    End of period                             $15.50           $11.94           $10.25            $8.51            $6.21
  Accumulation units outstanding
  at the end of period                        695,228          508,374          423,661          170,252          11,507

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,969             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(108)

  Accumulation unit value:
    Beginning of period                       $18.06           $16.88           $13.77           $10.87           $13.19
    End of period                             $20.34           $18.06           $16.88           $13.77           $10.87
  Accumulation units outstanding
  at the end of period                        425,726          482,589          519,863          310,074          142,885

JNL/Lazard Small Cap Value Division(107)

  Accumulation unit value:
    Beginning of period                       $14.74           $14.33           $12.63            $9.26           $12.25
    End of period                             $16.92           $14.74           $14.33           $12.63            $9.26
  Accumulation units outstanding
  at the end of period                        391,313          475,422          610,104          486,671          225,127






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(109)

  Accumulation unit value:
    Beginning of period                       $11.27           $11.81            $9.85            $7.55            $9.57
    End of period                             $12.43           $11.27           $11.81            $9.85            $7.55
  Accumulation units outstanding
  at the end of period                       1,607,603        1,939,048        2,192,073        1,670,335         665,655

JNL/MCM Bond Index Division(107)

  Accumulation unit value:
    Beginning of period                       $11.03           $11.01           $10.81           $10.68            $9.97
    End of period                             $11.23           $11.03           $11.01           $10.81           $10.68
  Accumulation units outstanding
  at the end of period                        527,783          591,935          663,190          375,960          210,570

JNL/MCM Communications Sector
Division(496)

  Accumulation unit value:
    Beginning of period                        $4.46            $4.49            $4.12             N/A              N/A
    End of period                              $5.96            $4.46            $4.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        130,652          55,415           218,541            N/A              N/A

JNL/MCM Consumer Brands Sector
Division(487)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.73            $9.83             N/A              N/A
    End of period                             $11.48           $10.30           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,163           28,428           23,442             N/A              N/A

JNL/MCM Dow 10 Division(107)

  Accumulation unit value:
    Beginning of period                        $8.78            $9.47            $9.36            $7.57            $9.09
    End of period                             $11.18            $8.78            $9.47            $9.36            $7.57
  Accumulation units outstanding
  at the end of period                       2,234,665        2,237,748        2,517,375        1,869,664         661,018

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        522,586            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(109)

  Accumulation unit value:
    Beginning of period                        $8.38            $8.18            $7.48            $5.89            $7.15
    End of period                              $9.63            $8.38            $8.18            $7.48            $5.89
  Accumulation units outstanding
  at the end of period                        353,635          384,109         1,125,896         972,745          570,485

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.95           $10.71           $10.50             N/A
    End of period                             $14.55           $12.47           $11.95           $10.71             N/A
  Accumulation units outstanding
  at the end of period                        132,500          127,926          45,061             827              N/A

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                       $12.58           $11.62            $9.22            $7.05            $8.83
    End of period                             $17.33           $12.58           $11.62            $9.22            $7.05
  Accumulation units outstanding
  at the end of period                       1,840,403        1,994,538        2,219,288        1,440,513         510,581

JNL/MCM Healthcare Sector Division(481)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.62           $10.45           $10.27             N/A
    End of period                             $11.74           $11.24           $10.62           $10.45             N/A
  Accumulation units outstanding
  at the end of period                        148,527          260,127          64,134            1,701             N/A

JNL/MCM International Index Division(107)

  Accumulation unit value:
    Beginning of period                       $15.01           $13.48           $11.47            $8.50           $10.42
    End of period                             $18.53           $15.01           $13.48           $11.47            $8.50
  Accumulation units outstanding
  at the end of period                        807,368          760,814          747,452          428,583          167,453

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.90            $9.92             N/A              N/A
    End of period                             $13.85           $11.86           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,504,806        2,192,356         323,902            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1060)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,687             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(676)

  Accumulation unit value:
    Beginning of period                       $10.53           $10.83           $10.00             N/A              N/A
    End of period                             $10.85           $10.53           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,362           113,401          60,916             N/A              N/A

JNL/MCM Oil & Gas Sector Division(491)

  Accumulation unit value:
    Beginning of period                       $23.06           $17.15           $13.17             N/A              N/A
    End of period                             $27.39           $23.06           $17.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        280,724          284,665          247,879            N/A              N/A

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                       $13.25            $9.82            $8.49            $7.26            $9.65
    End of period                             $13.64           $13.25            $9.82            $8.49            $7.26
  Accumulation units outstanding
  at the end of period                       1,770,036        2,201,886        2,212,276        1,645,470         528,998

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                        $9.78             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,441             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(107)

  Accumulation unit value:
    Beginning of period                       $14.03           $12.75           $11.20            $8.47           $10.70
    End of period                             $15.13           $14.03           $12.75           $11.20            $8.47
  Accumulation units outstanding
  at the end of period                        741,678          784,435          897,902          619,976          216,340






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(107)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.42            $9.63            $7.66            $9.48
    End of period                             $12.09           $10.69           $10.42            $9.63            $7.66
  Accumulation units outstanding
  at the end of period                       1,534,293        1,689,436        1,952,718        1,371,856         405,146

JNL/MCM Select Small-Cap Division(109)

  Accumulation unit value:
    Beginning of period                       $19.45           $18.16           $16.41           $11.28           $14.99
    End of period                             $20.93           $19.45           $18.16           $16.41           $11.28
  Accumulation units outstanding
  at the end of period                        922,374         1,085,380        1,181,680         954,110          329,371

JNL/MCM Small Cap Index Division(107)

  Accumulation unit value:
    Beginning of period                       $13.38           $13.06           $11.32            $7.89           $10.63
    End of period                             $15.46           $13.38           $13.06           $11.32            $7.89
  Accumulation units outstanding
  at the end of period                        615,068          637,722          777,472          580,646          199,123

JNL/MCM Technology Sector Division(481)

  Accumulation unit value:
    Beginning of period                        $5.68            $5.64            $5.68            $5.60             N/A
    End of period                              $6.11            $5.68            $5.64            $5.68             N/A
  Accumulation units outstanding
  at the end of period                        348,824          260,379          162,444            369              N/A

JNL/MCM Value Line 25 Division(676)

  Accumulation unit value:
    Beginning of period                       $15.59           $11.42           $10.00             N/A              N/A
    End of period                             $15.11           $15.59           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        854,055          826,492          205,217            N/A              N/A

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.07           $10.05             N/A              N/A
    End of period                             $13.18           $11.95           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        464,956          405,530          71,606             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(106)

  Accumulation unit value:
    Beginning of period                       $12.53           $11.21            $9.67            $7.00            $9.04
    End of period                             $14.41           $12.53           $11.21            $9.67            $7.00
  Accumulation units outstanding
  at the end of period                        495,842          508,440          489,848          344,494          156,251

JNL/Oppenheimer Growth Division(117)

  Accumulation unit value:
    Beginning of period                        $8.71            $8.11            $7.92            $6.84            $8.60
    End of period                              $8.98            $8.71            $8.11            $7.92            $6.84
  Accumulation units outstanding
  at the end of period                        208,213          233,802          213,640          140,865          47,078

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(106)

  Accumulation unit value:
    Beginning of period                       $13.75           $13.67           $13.32           $12.93           $12.32
    End of period                             $13.99           $13.75           $13.67           $13.32           $12.93
  Accumulation units outstanding
  at the end of period                       1,324,656        1,219,820        1,219,668        1,100,315         749,211

JNL/PPM America High Yield Bond
Division(107)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.09           $12.94           $13.07
    End of period                               N/A              N/A            $15.57           $15.09           $12.94
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             584,907          115,052

JNL/Putnam Equity Division(109)

  Accumulation unit value:
    Beginning of period                       $20.95           $19.60           $17.64           $14.10           $16.79
    End of period                             $23.43           $20.95           $19.60           $17.64           $14.10
  Accumulation units outstanding
  at the end of period                        37,311           53,470           34,264           30,842           15,678






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(107)

  Accumulation unit value:
    Beginning of period                        $8.23            $7.47            $6.41            $4.88            $6.47
    End of period                              $8.56            $8.23            $7.47            $6.41            $4.88
  Accumulation units outstanding
  at the end of period                        161,096          260,222          283,040          174,021          53,866

JNL/Putnam Value Equity Division(109)

  Accumulation unit value:
    Beginning of period                       $19.85           $19.24           $17.84           $14.57           $17.45
    End of period                             $22.05           $19.85           $19.24           $17.84           $14.57
  Accumulation units outstanding
  at the end of period                        158,045          169,971          185,087          135,879          69,950

JNL/S&P Core Index 100 Division(109)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.23            $8.52            $9.57
    End of period                               N/A              N/A            $10.40           $10.23            $8.52
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             403,895          314,250

JNL/S&P Core Index 50 Division(113)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.93            $7.71            $9.48
    End of period                               N/A              N/A            $10.10            $9.93            $7.71
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             84,700           46,327

JNL/S&P Core Index 75 Division(109)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.09            $8.12            $9.50
    End of period                               N/A              N/A            $10.28           $10.09            $8.12
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             31,917           23,019

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(113)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.33            $8.09            $9.96
    End of period                               N/A              N/A            $10.54           $10.33            $8.09
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             297,045          126,761

JNL/S&P Equity Growth Division I(107)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.10            $7.93           $10.05
    End of period                               N/A              N/A            $10.27           $10.10            $7.93
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             604,639          275,146

JNL/S&P Managed Aggressive Growth
Division(106)

  Accumulation unit value:
    Beginning of period                       $13.24           $12.42           $11.22            $9.00           $10.96
    End of period                             $15.04           $13.24           $12.42           $11.22            $9.00
  Accumulation units outstanding
  at the end of period                       1,837,244        2,147,096        2,359,177         686,881          388,307

JNL/S&P Managed Conservative Division(683)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.31            $9.96             N/A              N/A
    End of period                             $11.14           $10.51           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        180,238          107,517          18,437             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(107)

  Accumulation unit value:
    Beginning of period                       $13.35           $12.64           $11.55            $9.65           $11.08
    End of period                             $14.99           $13.35           $12.64           $11.55            $9.65
  Accumulation units outstanding
  at the end of period                       2,871,885        3,534,392        4,030,819        2,692,625        1,102,927

JNL/S&P Managed Moderate Division(690)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.50            $9.87             N/A              N/A
    End of period                             $11.76           $10.83           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        335,350          160,409          28,880             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(109)

  Accumulation unit value:
    Beginning of period                       $12.91           $12.35           $11.46            $9.90           $10.71
    End of period                             $14.24           $12.91           $12.35           $11.46            $9.90
  Accumulation units outstanding
  at the end of period                       2,631,083        2,884,112        2,873,656        2,017,755         948,266

JNL/S&P Retirement 2015 Division(1005)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,025             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1180)

  Accumulation unit value:
    Beginning of period                       $10.54             N/A              N/A              N/A              N/A
    End of period                             $10.95             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,899             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1009)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $10.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,979             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(110)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.82            $8.43           $10.34
    End of period                               N/A              N/A            $11.05           $10.82            $8.43
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             184,169          93,287

JNL/Select Balanced Division(107)

  Accumulation unit value:
    Beginning of period                       $23.14           $22.35           $20.51           $17.16           $18.49
    End of period                             $25.85           $23.14           $22.35           $20.51           $17.16
  Accumulation units outstanding
  at the end of period                        520,542          565,119          560,842          364,499          256,702

JNL/Select Global Growth Division(586)

  Accumulation unit value:
    Beginning of period                       $22.57           $22.53           $20.20             N/A              N/A
    End of period                             $25.14           $22.57           $22.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,801            6,789            2,096             N/A              N/A

JNL/Select Large Cap Growth Division(107)

  Accumulation unit value:
    Beginning of period                       $26.08           $25.35           $23.09           $17.34           $21.72
    End of period                             $26.82           $26.08           $25.35           $23.09           $17.34
  Accumulation units outstanding
  at the end of period                        54,368           78,952           114,531          73,433           16,236

JNL/Select Money Market Division(106)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.88           $11.99           $12.14           $12.19
    End of period                             $12.32           $11.99           $11.88           $11.99           $12.14
  Accumulation units outstanding
  at the end of period                        721,794          420,133          378,910          506,139          207,572






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(233)

  Accumulation unit value:
    Beginning of period                       $17.36           $16.33           $14.47           $10.92           $11.08
    End of period                             $20.64           $17.36           $16.33           $14.47           $10.92
  Accumulation units outstanding
  at the end of period                        341,065          242,097          217,675          95,850            1,213

JNL/T.Rowe Price Established Growth
Division(106)

  Accumulation unit value:
    Beginning of period                       $26.10           $25.03           $23.17           $18.06           $22.30
    End of period                             $29.18           $26.10           $25.03           $23.17           $18.06
  Accumulation units outstanding
  at the end of period                        503,770          534,017          550,947          355,609          126,302

JNL/T.Rowe Price Mid-Cap Growth
Division(106)

  Accumulation unit value:
    Beginning of period                       $36.44           $32.49           $28.00           $20.55           $26.19
    End of period                             $38.26           $36.44           $32.49           $28.00           $20.55
  Accumulation units outstanding
  at the end of period                        269,507          308,400          350,424          237,954          73,503

JNL/T.Rowe Price Value Division(107)

  Accumulation unit value:
    Beginning of period                       $13.60           $13.03           $11.50            $9.01           $11.22
    End of period                             $16.04           $13.60           $13.03           $11.50            $9.01
  Accumulation units outstanding
  at the end of period                        886,200          883,089          963,135          637,132          236,815

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.80           $12.81           $12.46             N/A              N/A
    End of period                             $13.91           $12.80           $12.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        721,104          704,720          878,686            N/A              N/A

JNL/Western Asset Strategic Bond
Division(106)

  Accumulation unit value:
    Beginning of period                       $18.24           $18.08           $17.20           $15.41           $14.88
    End of period                             $18.77           $18.24           $18.08           $17.20           $15.41
  Accumulation units outstanding
  at the end of period                        378,196          340,828          330,189          305,592          68,312






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(106)

  Accumulation unit value:
    Beginning of period                       $15.22           $15.12           $14.82           $14.90           $13.83
    End of period                             $15.45           $15.22           $15.12           $14.82           $14.90
  Accumulation units outstanding
  at the end of period                        357,249          393,552          429,398          403,991          475,440


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.72%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(62)

  Accumulation unit value:
    Beginning of period                       $11.67           $11.07           $10.24            $8.01           $10.72
    End of period                             $12.37           $11.67           $11.07           $10.24            $8.01
  Accumulation units outstanding
  at the end of period                         6,704            5,598            5,957            5,258            4,285

JNL/AIM Premier Equity II Division(48)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.37            $7.77           $10.11
    End of period                               N/A              N/A             $9.16            $9.37            $7.77
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/AIM Real Estate Division(1011)

  Accumulation unit value:
    Beginning of period                       $12.14             N/A              N/A              N/A              N/A
    End of period                             $15.51             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,364             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(62)

  Accumulation unit value:
    Beginning of period                       $12.59           $11.81           $11.24            $8.26           $11.21
    End of period                             $14.16           $12.59           $11.81           $11.24            $8.26
  Accumulation units outstanding
  at the end of period                         1,987            2,065            3,558            3,555            1,193

JNL/Alger Growth Division(58)

  Accumulation unit value:
    Beginning of period                       $18.71           $16.94           $16.41           $12.34           $18.12
    End of period                             $19.30           $18.71           $16.94           $16.41           $12.34
  Accumulation units outstanding
  at the end of period                         3,257            3,455            9,705            9,701            8,426

JNL/Alliance Capital Growth Division(63)

  Accumulation unit value:
    Beginning of period                         N/A             $9.72            $9.30            $7.61           $10.04
    End of period                               N/A             $8.83            $9.72            $9.30            $7.61
  Accumulation units outstanding
  at the end of period                          N/A               -               385              365              364






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(52)

  Accumulation unit value:
    Beginning of period                       $17.01           $16.74           $16.01           $13.08           $16.34
    End of period                             $18.78           $17.01           $16.74           $16.01           $13.08
  Accumulation units outstanding
  at the end of period                         2,145            2,154            8,890            9,061            7,071

JNL/Eagle SmallCap Equity Division(58)

  Accumulation unit value:
    Beginning of period                       $19.21           $19.06           $16.32           $11.86           $15.21
    End of period                             $22.67           $19.21           $19.06           $16.32           $11.86
  Accumulation units outstanding
  at the end of period                          239              954             2,693            5,211            2,704

JNL/FMR Balanced Division(52)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.04            $9.34            $8.35            $9.08
    End of period                             $11.84           $10.87           $10.04            $9.34            $8.35
  Accumulation units outstanding
  at the end of period                        17,151           14,373           24,440           25,024           15,690

JNL/FMR MidCap Equity Division(48)

  Accumulation unit value:
    Beginning of period                       $21.26           $20.37           $17.56           $13.17           $16.64
    End of period                             $23.42           $21.26           $20.37           $17.56           $13.17
  Accumulation units outstanding
  at the end of period                         2,096            2,533            1,450            1,451              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1114)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,010             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(847)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.43             N/A              N/A              N/A
    End of period                             $12.62           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,637              -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1061)

  Accumulation unit value:
    Beginning of period                       $11.98             N/A              N/A              N/A              N/A
    End of period                             $12.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          351              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(49)

  Accumulation unit value:
    Beginning of period                       $14.22           $13.07           $11.43            $9.05           $11.74
    End of period                             $17.14           $14.22           $13.07           $11.43            $9.05
  Accumulation units outstanding
  at the end of period                         6,281            4,735            4,050            4,760            3,916

JNL/JPMorgan International Value
Division(276)

  Accumulation unit value:
    Beginning of period                       $11.93           $10.24            $8.50            $5.70             N/A
    End of period                             $15.48           $11.93           $10.24            $8.50             N/A
  Accumulation units outstanding
  at the end of period                         6,922            2,364            1,266            1,266             N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(49)

  Accumulation unit value:
    Beginning of period                       $18.04           $16.87           $13.76           $10.86           $13.20
    End of period                             $20.32           $18.04           $16.87           $13.76           $10.86
  Accumulation units outstanding
  at the end of period                        10,287           10,028           15,742           17,875           17,726

JNL/Lazard Small Cap Value Division(49)

  Accumulation unit value:
    Beginning of period                       $14.73           $14.32           $12.62            $9.25           $12.19
    End of period                             $16.91           $14.73           $14.32           $12.62            $9.25
  Accumulation units outstanding
  at the end of period                         3,692            3,704           11,301           10,614           14,209






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(109)

  Accumulation unit value:
    Beginning of period                       $11.26           $11.80            $9.85            $7.54            $9.57
    End of period                             $12.42           $11.26           $11.80            $9.85            $7.54
  Accumulation units outstanding
  at the end of period                        14,352           23,603           25,283           31,278           18,439

JNL/MCM Bond Index Division(57)

  Accumulation unit value:
    Beginning of period                       $11.02           $11.01           $10.81           $10.68            $9.98
    End of period                             $11.23           $11.02           $11.01           $10.81           $10.68
  Accumulation units outstanding
  at the end of period                         9,530            7,868            8,420            7,134            6,123

JNL/MCM Communications Sector
Division(1178)

  Accumulation unit value:
    Beginning of period                        $5.61             N/A              N/A              N/A              N/A
    End of period                              $5.96             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,064             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(524)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.73           $10.10             N/A              N/A
    End of period                             $11.48           $10.29           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                          711              714              716              N/A              N/A

JNL/MCM Dow 10 Division(57)

  Accumulation unit value:
    Beginning of period                        $8.77            $9.46            $9.36            $7.57            $9.05
    End of period                             $11.17            $8.77            $9.46            $9.36            $7.57
  Accumulation units outstanding
  at the end of period                        24,276           29,923           31,156           36,496           31,707

JNL/MCM Dow Dividend Division(1093)

  Accumulation unit value:
    Beginning of period                       $10.27             N/A              N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,181             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(45)

  Accumulation unit value:
    Beginning of period                        $8.38            $8.18            $7.47            $5.89            $7.61
    End of period                              $9.62            $8.38            $8.18            $7.47            $5.89
  Accumulation units outstanding
  at the end of period                         9,886            2,917           24,272           25,347           25,566

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                       $12.58           $11.61            $9.22            $7.04            $8.55
    End of period                             $17.32           $12.58           $11.61            $9.22            $7.04
  Accumulation units outstanding
  at the end of period                        24,822           24,812           26,003           26,260           12,109

JNL/MCM Healthcare Sector Division(524)

  Accumulation unit value:
    Beginning of period                       $11.23           $10.62           $10.85             N/A              N/A
    End of period                             $11.73           $11.23           $10.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,061            3,604            2,077             N/A              N/A

JNL/MCM International Index Division(57)

  Accumulation unit value:
    Beginning of period                       $15.00           $13.47           $11.47            $8.50            $9.62
    End of period                             $18.52           $15.00           $13.47           $11.47            $8.50
  Accumulation units outstanding
  at the end of period                         8,604            5,387           15,029           17,770           17,104

JNL/MCM JNL 5 Division(966)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.95             N/A              N/A              N/A
    End of period                             $13.85           $11.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,277            4,189             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(775)

  Accumulation unit value:
    Beginning of period                       $10.53            $9.92             N/A              N/A              N/A
    End of period                             $10.84           $10.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,520             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(524)

  Accumulation unit value:
    Beginning of period                       $23.05           $17.14           $13.88             N/A              N/A
    End of period                             $27.37           $23.05           $17.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,369            5,336            2,447             N/A              N/A

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                       $13.25            $9.82            $8.49            $7.26            $9.61
    End of period                             $13.63           $13.25            $9.82            $8.49            $7.26
  Accumulation units outstanding
  at the end of period                        12,977           22,571           25,396           27,806           12,364

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(53)

  Accumulation unit value:
    Beginning of period                       $14.03           $12.74           $11.20            $8.47           $10.61
    End of period                             $15.12           $14.03           $12.74           $11.20            $8.47
  Accumulation units outstanding
  at the end of period                        19,925           14,763           18,857           20,063           15,280






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(48)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.41            $9.63            $7.66           $10.05
    End of period                             $12.09           $10.68           $10.41            $9.63            $7.66
  Accumulation units outstanding
  at the end of period                        19,930           20,787           22,196           22,230           17,179

JNL/MCM Select Small-Cap Division(109)

  Accumulation unit value:
    Beginning of period                       $19.44           $18.15           $11.31           $11.27           $14.98
    End of period                             $20.92           $19.44           $18.15           $11.31           $11.27
  Accumulation units outstanding
  at the end of period                         9,419           14,506           16,420           18,918           10,269

JNL/MCM Small Cap Index Division(53)

  Accumulation unit value:
    Beginning of period                       $13.38           $13.06           $11.31            $7.89           $10.48
    End of period                             $15.45           $13.38           $13.06           $11.31            $7.89
  Accumulation units outstanding
  at the end of period                         8,416            4,153            5,881            5,460            2,759

JNL/MCM Technology Sector Division(619)

  Accumulation unit value:
    Beginning of period                        $5.68            $5.64            $5.07             N/A              N/A
    End of period                              $6.11            $5.68            $5.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,876            2,888            2,899             N/A              N/A

JNL/MCM Value Line 25 Division(789)

  Accumulation unit value:
    Beginning of period                       $15.58           $12.37             N/A              N/A              N/A
    End of period                             $15.11           $15.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,662            3,116             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(50)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.52            $9.08            $6.57            $7.21
    End of period                             $13.52           $11.76           $10.52            $9.08            $6.57
  Accumulation units outstanding
  at the end of period                         8,069            9,205            6,995            2,744             182

JNL/Oppenheimer Growth Division(50)

  Accumulation unit value:
    Beginning of period                        $8.16            $7.60            $7.42            $6.41            $7.22
    End of period                              $8.41            $8.16            $7.60            $7.42            $6.41
  Accumulation units outstanding
  at the end of period                         7,821            6,468            6,471            5,679             71

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(45)

  Accumulation unit value:
    Beginning of period                       $13.74           $13.67           $13.31           $12.92           $12.32
    End of period                             $13.98           $13.74           $13.67           $13.31           $12.92
  Accumulation units outstanding
  at the end of period                        56,755           62,565           71,688           75,168           31,172

JNL/PPM America High Yield Bond
Division(52)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.08           $12.93           $12.73
    End of period                               N/A              N/A            $15.56           $15.08           $12.93
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             10,397            4,134

JNL/Putnam Equity Division(48)

  Accumulation unit value:
    Beginning of period                       $20.93           $19.58           $17.62           $14.09           $17.44
    End of period                             $23.40           $20.93           $19.58           $17.62           $14.09
  Accumulation units outstanding
  at the end of period                           -                -               790              793               -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(62)

  Accumulation unit value:
    Beginning of period                        $8.23            $7.47            $6.40            $4.88            $6.60
    End of period                              $8.55            $8.23            $7.47            $6.40            $4.88
  Accumulation units outstanding
  at the end of period                          530              521              531              543              475

JNL/Putnam Value Equity Division(48)

  Accumulation unit value:
    Beginning of period                       $19.83           $19.22           $17.82           $14.56           $18.60
    End of period                             $22.03           $19.83           $19.22           $17.82           $14.56
  Accumulation units outstanding
  at the end of period                         6,357            6,378            6,320            6,416            4,480

JNL/S&P Core Index 100 Division(56)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.23            $8.52            $9.78
    End of period                               N/A              N/A            $10.39           $10.23            $8.52
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             28,504           25,486

JNL/S&P Core Index 50 Division(42)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.92            $7.71            $9.91
    End of period                               N/A              N/A            $10.10            $9.92            $7.71
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             15,409           15,850

JNL/S&P Core Index 75 Division(75)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.09            $8.12           $10.17
    End of period                               N/A              N/A            $10.28           $10.09            $8.12
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(49)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.33            $8.09           $10.44
    End of period                               N/A              N/A            $10.53           $10.33            $8.09
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               463              465

JNL/S&P Equity Growth Division I(39)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.10            $7.93           $10.54
    End of period                               N/A              N/A            $10.27           $10.10            $7.93
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             32,707           25,731

JNL/S&P Managed Aggressive Growth
Division(52)

  Accumulation unit value:
    Beginning of period                       $13.23           $12.41           $11.21            $8.99            $9.95
    End of period                             $15.03           $13.23           $12.41           $11.21            $8.99
  Accumulation units outstanding
  at the end of period                        21,480           28,620           70,669           24,102            9,010

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(47)

  Accumulation unit value:
    Beginning of period                       $13.34           $12.64           $11.54            $9.64           $11.31
    End of period                             $14.97           $13.34           $12.64           $11.54            $9.64
  Accumulation units outstanding
  at the end of period                        75,440           80,184           106,235          78,898           84,863

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(44)

  Accumulation unit value:
    Beginning of period                       $12.90           $12.34           $11.45            $9.90           $11.08
    End of period                             $14.23           $12.90           $12.34           $11.45            $9.90
  Accumulation units outstanding
  at the end of period                        108,849          122,927          134,435          136,003          76,395

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(52)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.81            $8.43            $8.40
    End of period                               N/A              N/A            $11.04           $10.81            $8.43
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,173            5,173

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                       $23.11           $22.33           $20.49           $17.15           $18.40
    End of period                             $25.82           $23.11           $22.33           $20.49           $17.15
  Accumulation units outstanding
  at the end of period                         9,589           12,661           13,421           13,223            6,028

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(58)

  Accumulation unit value:
    Beginning of period                       $26.05           $25.32           $23.07           $17.33           $19.40
    End of period                             $26.79           $26.05           $25.32           $23.07           $17.33
  Accumulation units outstanding
  at the end of period                         3,472            4,168            3,497            3,510            3,494

JNL/Select Money Market Division(52)

  Accumulation unit value:
    Beginning of period                       $11.97           $11.85           $11.97           $12.12           $12.18
    End of period                             $12.30           $11.97           $11.85           $11.97           $12.12
  Accumulation units outstanding
  at the end of period                        19,994            3,014            3,497           11,792            6,250






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(1061)

  Accumulation unit value:
    Beginning of period                       $18.89             N/A              N/A              N/A              N/A
    End of period                             $20.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          642              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(48)

  Accumulation unit value:
    Beginning of period                       $26.08           $25.01           $23.15           $18.04           $22.60
    End of period                             $29.14           $26.08           $25.01           $23.15           $18.04
  Accumulation units outstanding
  at the end of period                         3,749            3,925            7,622            7,293            5,306

JNL/T.Rowe Price Mid-Cap Growth
Division(58)

  Accumulation unit value:
    Beginning of period                       $36.41           $32.46           $27.98           $20.54           $24.96
    End of period                             $38.22           $36.41           $32.46           $27.98           $20.54
  Accumulation units outstanding
  at the end of period                        10,217           10,768           11,245           11,065            1,950

JNL/T.Rowe Price Value Division(52)

  Accumulation unit value:
    Beginning of period                       $13.59           $13.02           $11.50            $9.01           $10.96
    End of period                             $16.03           $13.59           $13.02           $11.50            $9.01
  Accumulation units outstanding
  at the end of period                        16,153           20,091           22,093           22,638           13,206

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.79           $12.80           $12.45             N/A              N/A
    End of period                             $13.90           $12.79           $12.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,343            9,448           10,961             N/A              N/A

JNL/Western Asset Strategic Bond
Division(52)

  Accumulation unit value:
    Beginning of period                       $18.23           $18.07           $17.20           $15.41           $14.27
    End of period                             $18.76           $18.23           $18.07           $17.20           $15.41
  Accumulation units outstanding
  at the end of period                         3,009            3,211            2,705            7,268            6,363






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                       $15.20           $15.11           $14.80           $14.88           $13.77
    End of period                             $15.43           $15.20           $15.11           $14.80           $14.88
  Accumulation units outstanding
  at the end of period                         5,051           14,153           16,319           23,894           21,709


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.745%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(342)

  Accumulation unit value:
    Beginning of period                       $21.20           $20.32           $17.53           $15.41             N/A
    End of period                             $23.35           $21.20           $20.32           $17.53             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               647              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1146)

  Accumulation unit value:
    Beginning of period                       $10.31             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,936             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(1146)

  Accumulation unit value:
    Beginning of period                       $13.89             N/A              N/A              N/A              N/A
    End of period                             $15.45             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          975              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(735)

  Accumulation unit value:
    Beginning of period                       $18.01           $16.84           $16.82             N/A              N/A
    End of period                             $20.27           $18.01           $16.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               749              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(735)

  Accumulation unit value:
    Beginning of period                       $11.24           $11.78           $11.77             N/A              N/A
    End of period                             $12.40           $11.24           $11.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              1,070             N/A              N/A

JNL/MCM Bond Index Division(342)

  Accumulation unit value:
    Beginning of period                       $11.01           $11.00           $10.80           $10.98             N/A
    End of period                             $11.22           $11.01           $11.00           $10.80             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/MCM Communications Sector
Division(735)

  Accumulation unit value:
    Beginning of period                        $4.44            $4.48            $4.50             N/A              N/A
    End of period                              $5.94            $4.44            $4.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              2,801             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division(1012)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,725             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(342)

  Accumulation unit value:
    Beginning of period                        $8.36            $8.16            $7.47            $6.66             N/A
    End of period                              $9.60            $8.36            $8.16            $7.47             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -              1,510             N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(735)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.59           $11.58             N/A              N/A
    End of period                             $17.28           $12.55           $11.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              1,088             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(735)

  Accumulation unit value:
    Beginning of period                       $14.99           $13.46           $13.36             N/A              N/A
    End of period                             $18.50           $14.99           $13.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               943              N/A              N/A

JNL/MCM JNL 5 Division(924)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.56             N/A              N/A              N/A
    End of period                             $13.84           $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,831            4,924             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(735)

  Accumulation unit value:
    Beginning of period                       $23.01           $17.11           $17.14             N/A              N/A
    End of period                             $27.31           $23.01           $17.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,391             735              N/A              N/A

JNL/MCM S&P 10 Division(735)

  Accumulation unit value:
    Beginning of period                       $13.22            $9.80            $9.80             N/A              N/A
    End of period                             $13.60           $13.22            $9.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,106            1,285             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(342)

  Accumulation unit value:
    Beginning of period                       $14.01           $12.73           $11.19            $9.54             N/A
    End of period                             $15.10           $14.01           $12.73           $11.19             N/A
  Accumulation units outstanding
  at the end of period                           -              4,194             990             1,043             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(388)

  Accumulation unit value:
    Beginning of period                       $19.40           $18.13           $16.38           $13.97             N/A
    End of period                             $20.88           $19.40           $18.13           $16.38             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               707              N/A

JNL/MCM Small Cap Index Division(342)

  Accumulation unit value:
    Beginning of period                       $13.37           $13.05           $11.31            $9.34             N/A
    End of period                             $15.43           $13.37           $13.05           $11.31             N/A
  Accumulation units outstanding
  at the end of period                           -                -               963             1,060             N/A

JNL/MCM Technology Sector Division(735)

  Accumulation unit value:
    Beginning of period                        $5.67            $5.63            $5.62             N/A              N/A
    End of period                              $6.09            $5.67            $5.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              2,240             N/A              N/A

JNL/MCM Value Line 25 Division(924)

  Accumulation unit value:
    Beginning of period                       $15.58           $14.29             N/A              N/A              N/A
    End of period                             $15.10           $15.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,982             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(342)

  Accumulation unit value:
    Beginning of period                       $13.72           $13.64           $13.29           $13.47             N/A
    End of period                             $13.95           $13.72           $13.64           $13.29             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/PPM America High Yield Bond
Division(342)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.05           $14.07             N/A
    End of period                               N/A              N/A            $15.52           $15.05             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(342)

  Accumulation unit value:
    Beginning of period                       $13.32           $12.61           $11.52           $10.54             N/A
    End of period                             $14.94           $13.32           $12.61           $11.52             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -              1,877             N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(342)

  Accumulation unit value:
    Beginning of period                       $12.88           $12.32           $11.44           $10.70             N/A
    End of period                             $14.20           $12.88           $12.32           $11.44             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               941              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(1146)

  Accumulation unit value:
    Beginning of period                       $24.21             N/A              N/A              N/A              N/A
    End of period                             $25.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,673             N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(342)

  Accumulation unit value:
    Beginning of period                       $25.98           $25.26           $23.02           $20.40             N/A
    End of period                             $26.71           $25.98           $25.26           $23.02             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               491              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(1146)

  Accumulation unit value:
    Beginning of period                       $19.17             N/A              N/A              N/A              N/A
    End of period                             $20.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,114             N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(378)

  Accumulation unit value:
    Beginning of period                       $36.31           $32.38           $27.92           $24.89             N/A
    End of period                             $38.11           $36.31           $32.38           $27.92             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               396              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.75%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(61)

  Accumulation unit value:
    Beginning of period                       $11.66           $11.06           $10.23            $8.01           $10.30
    End of period                             $12.35           $11.66           $11.06           $10.23            $8.01
  Accumulation units outstanding
  at the end of period                        81,672           81,709           90,684           33,313            1,958

JNL/AIM Premier Equity II Division(169)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.36            $7.77            $8.08
    End of period                               N/A              N/A             $9.15            $9.36            $7.77
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              7,336             840

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                       $11.57           $10.26             N/A              N/A              N/A
    End of period                             $15.50           $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,306           20,676             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(126)

  Accumulation unit value:
    Beginning of period                       $12.57           $11.80           $11.24            $8.26           $10.42
    End of period                             $14.14           $12.57           $11.80           $11.24            $8.26
  Accumulation units outstanding
  at the end of period                        49,519           59,223           57,354           30,834              -

JNL/Alger Growth Division(106)

  Accumulation unit value:
    Beginning of period                       $18.66           $16.91           $16.39           $12.32           $16.93
    End of period                             $19.25           $18.66           $16.91           $16.39           $12.32
  Accumulation units outstanding
  at the end of period                        31,211           29,019           25,045           14,011             522

JNL/Alliance Capital Growth Division(85)

  Accumulation unit value:
    Beginning of period                         N/A             $9.70            $9.28            $7.60           $10.52
    End of period                               N/A             $8.81            $9.70            $9.28            $7.60
  Accumulation units outstanding
  at the end of period                          N/A               -             11,202           13,281            6,075






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(106)

  Accumulation unit value:
    Beginning of period                       $17.03           $16.76           $16.04           $13.12           $16.24
    End of period                             $18.80           $17.03           $16.76           $16.04           $13.12
  Accumulation units outstanding
  at the end of period                        39,866           41,130           40,577           27,990             20

JNL/Eagle SmallCap Equity Division(85)

  Accumulation unit value:
    Beginning of period                       $19.15           $19.01           $16.29           $11.84           $16.72
    End of period                             $22.60           $19.15           $19.01           $16.29           $11.84
  Accumulation units outstanding
  at the end of period                        13,103           12,244           20,933            5,757            6,034

JNL/FMR Balanced Division(106)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.03            $9.33            $8.35            $9.07
    End of period                             $11.81           $10.85           $10.03            $9.33            $8.35
  Accumulation units outstanding
  at the end of period                        67,249           91,044           95,098           75,288            7,283

JNL/FMR MidCap Equity Division(80)

  Accumulation unit value:
    Beginning of period                       $21.19           $20.31           $17.52           $13.14           $17.15
    End of period                             $23.33           $21.19           $20.31           $17.52           $13.14
  Accumulation units outstanding
  at the end of period                         7,771           10,709            9,430            9,247            1,659






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1137)

  Accumulation unit value:
    Beginning of period                       $10.24             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,839             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(844)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.38             N/A              N/A              N/A
    End of period                             $12.61           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,048           13,717             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(844)

  Accumulation unit value:
    Beginning of period                       $11.26           $10.48             N/A              N/A              N/A
    End of period                             $12.81           $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,268            5,571             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1084)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,701             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(85)

  Accumulation unit value:
    Beginning of period                       $14.18           $13.04           $11.40            $9.03           $11.67
    End of period                             $17.08           $14.18           $13.04           $11.40            $9.03
  Accumulation units outstanding
  at the end of period                        45,118           43,069           36,743           19,124            1,473

JNL/JPMorgan International Value
Division(253)

  Accumulation unit value:
    Beginning of period                       $11.92           $10.23            $8.50            $6.39             N/A
    End of period                             $15.46           $11.92           $10.23            $8.50             N/A
  Accumulation units outstanding
  at the end of period                        94,257           99,826           72,948           22,314             N/A

JNL/Lazard Emerging Markets Division(1081)

  Accumulation unit value:
    Beginning of period                        $8.71             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,321             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(61)

  Accumulation unit value:
    Beginning of period                       $18.00           $16.84           $13.74           $10.85           $13.04
    End of period                             $20.27           $18.00           $16.84           $13.74           $10.85
  Accumulation units outstanding
  at the end of period                        81,470           92,930           80,168           55,363            1,530

JNL/Lazard Small Cap Value Division(80)

  Accumulation unit value:
    Beginning of period                       $14.69           $14.29           $12.60            $9.24           $12.06
    End of period                             $16.87           $14.69           $14.29           $12.60            $9.24
  Accumulation units outstanding
  at the end of period                        77,052           85,105           88,872           64,746            4,543






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(127)

  Accumulation unit value:
    Beginning of period                       $11.24           $11.78            $9.84            $7.54            $9.28
    End of period                             $12.40           $11.24           $11.78            $9.84            $7.54
  Accumulation units outstanding
  at the end of period                        524,835          577,791          523,598          262,848          17,971

JNL/MCM Bond Index Division(47)

  Accumulation unit value:
    Beginning of period                       $11.01           $11.00           $10.80           $10.67            $9.98
    End of period                             $11.21           $11.01           $11.00           $10.80           $10.67
  Accumulation units outstanding
  at the end of period                        174,014          152,009          136,053          62,150           34,856

JNL/MCM Communications Sector
Division(516)

  Accumulation unit value:
    Beginning of period                        $4.44            $4.48            $4.22             N/A              N/A
    End of period                              $5.94            $4.44            $4.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,806            5,316            3,322             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(476)

  Accumulation unit value:
    Beginning of period                       $10.27           $10.71            $9.90            $9.53             N/A
    End of period                             $11.45           $10.27           $10.71            $9.90             N/A
  Accumulation units outstanding
  at the end of period                         7,956            9,172            3,596            1,660             N/A

JNL/MCM Dow 10 Division(61)

  Accumulation unit value:
    Beginning of period                        $8.76            $9.45            $9.35            $7.56            $8.96
    End of period                             $11.15            $8.76            $9.45            $9.35            $7.56
  Accumulation units outstanding
  at the end of period                        721,310          734,389          597,044          289,618          20,325

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,906             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(126)

  Accumulation unit value:
    Beginning of period                        $8.36            $8.16            $7.46            $5.88            $7.25
    End of period                              $9.60            $8.36            $8.16            $7.46            $5.88
  Accumulation units outstanding
  at the end of period                        63,158           67,874           52,090           36,614           12,974

JNL/MCM Financial Sector Division(517)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.93           $11.34             N/A              N/A
    End of period                             $14.51           $12.44           $11.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,339            6,274            6,497             N/A              N/A

JNL/MCM Global 15 Division(128)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.59            $9.21            $7.04            $8.55
    End of period                             $17.28           $12.55           $11.59            $9.21            $7.04
  Accumulation units outstanding
  at the end of period                        504,228          574,351          500,886          227,874           2,532

JNL/MCM Healthcare Sector Division(490)

  Accumulation unit value:
    Beginning of period                       $11.21           $10.60           $10.60             N/A              N/A
    End of period                             $11.71           $11.21           $10.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,649           46,426           19,277             N/A              N/A

JNL/MCM International Index Division(127)

  Accumulation unit value:
    Beginning of period                       $14.99           $13.46           $11.46            $8.50           $10.54
    End of period                             $18.49           $14.99           $13.46           $11.46            $8.50
  Accumulation units outstanding
  at the end of period                        196,432          201,177          154,945          51,227            5,612

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.90            $9.73             N/A              N/A
    End of period                             $13.84           $11.85           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,827,224        1,550,884         61,929             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1087)

  Accumulation unit value:
    Beginning of period                        $9.23             N/A              N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        90,520             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                       $10.53           $10.82            $9.84             N/A              N/A
    End of period                             $10.84           $10.53           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,155           10,932            4,025             N/A              N/A

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                       $23.00           $17.11           $14.38             N/A              N/A
    End of period                             $27.31           $23.00           $17.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,454           61,208           10,840             N/A              N/A

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                       $13.22            $9.80            $8.48            $7.25            $9.66
    End of period                             $13.60           $13.22            $9.80            $8.48            $7.25
  Accumulation units outstanding
  at the end of period                        539,453          643,339          582,190          289,939          13,236

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(80)

  Accumulation unit value:
    Beginning of period                       $14.01           $12.73           $11.19            $8.46           $10.67
    End of period                             $15.10           $14.01           $12.73           $11.19            $8.46
  Accumulation units outstanding
  at the end of period                        173,604          190,968          181,373          69,773            7,603






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(80)

  Accumulation unit value:
    Beginning of period                       $10.67           $10.40            $9.62            $7.66           $10.05
    End of period                             $12.07           $10.67           $10.40            $9.62            $7.66
  Accumulation units outstanding
  at the end of period                        394,849          414,932          399,802          182,513          29,162

JNL/MCM Select Small-Cap Division(127)

  Accumulation unit value:
    Beginning of period                       $19.40           $18.12           $16.38           $11.26           $13.84
    End of period                             $20.87           $19.40           $18.12           $16.38           $11.26
  Accumulation units outstanding
  at the end of period                        294,502          331,305          291,132          141,282           4,243

JNL/MCM Small Cap Index Division(144)

  Accumulation unit value:
    Beginning of period                       $13.36           $13.05           $11.31            $7.89            $9.29
    End of period                             $15.43           $13.36           $13.05           $11.31            $7.89
  Accumulation units outstanding
  at the end of period                        161,686          175,959          161,477          51,633            7,372

JNL/MCM Technology Sector Division(521)

  Accumulation unit value:
    Beginning of period                        $5.67            $5.63            $5.64             N/A              N/A
    End of period                              $6.09            $5.67            $5.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,452           28,501           17,079             N/A              N/A

JNL/MCM Value Line 25 Division(697)

  Accumulation unit value:
    Beginning of period                       $15.58           $11.42           $10.31             N/A              N/A
    End of period                             $15.10           $15.58           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        180,063          185,945          31,594             N/A              N/A

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                       $11.94           $11.07           $10.14             N/A              N/A
    End of period                             $13.16           $11.94           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        152,579          156,726          11,895             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(85)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.19            $9.66            $6.99            $9.27
    End of period                             $14.38           $12.51           $11.19            $9.66            $6.99
  Accumulation units outstanding
  at the end of period                        103,557          102,855          73,874           26,640            1,933

JNL/Oppenheimer Growth Division(167)

  Accumulation unit value:
    Beginning of period                        $8.68            $8.09            $7.90            $6.83            $7.29
    End of period                              $8.95            $8.68            $8.09            $7.90            $6.83
  Accumulation units outstanding
  at the end of period                        55,122           54,265           52,968            5,268             935

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(47)

  Accumulation unit value:
    Beginning of period                       $13.71           $13.64           $13.29           $12.90           $12.27
    End of period                             $13.94           $13.71           $13.64           $13.29           $12.90
  Accumulation units outstanding
  at the end of period                        393,387          405,112          330,688          185,300          31,909

JNL/PPM America High Yield Bond
Division(47)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.04           $12.90           $12.82
    End of period                               N/A              N/A            $15.51           $15.04           $12.90
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             62,992           20,347

JNL/Putnam Equity Division(299)

  Accumulation unit value:
    Beginning of period                       $20.97           $19.62           $17.66           $13.55             N/A
    End of period                             $23.44           $20.97           $19.62           $17.66             N/A
  Accumulation units outstanding
  at the end of period                         5,205            4,597            7,467            4,713             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(169)

  Accumulation unit value:
    Beginning of period                        $8.04            $7.30            $6.26            $4.88            $5.10
    End of period                              $8.36            $8.04            $7.30            $6.26            $4.88
  Accumulation units outstanding
  at the end of period                        28,080           32,945           38,539           12,331             442

JNL/Putnam Value Equity Division(61)

  Accumulation unit value:
    Beginning of period                       $19.76           $19.17           $17.77           $14.52           $17.78
    End of period                             $21.95           $19.76           $19.17           $17.77           $14.52
  Accumulation units outstanding
  at the end of period                        25,751           28,037           23,747           17,136            3,200

JNL/S&P Core Index 100 Division(74)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.22            $8.52           $10.06
    End of period                               N/A              N/A            $10.39           $10.22            $8.52
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             22,209             745

JNL/S&P Core Index 50 Division(395)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.92            $8.94             N/A
    End of period                               N/A              N/A            $10.09            $9.92             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             20,272             N/A

JNL/S&P Core Index 75 Division(74)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.08            $8.11           $10.08
    End of period                               N/A              N/A            $10.27           $10.08            $8.11
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             60,981             744

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(315)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.31            $8.26             N/A
    End of period                               N/A              N/A            $10.51           $10.31             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             22,551             N/A

JNL/S&P Equity Growth Division I(74)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.08            $7.92           $10.49
    End of period                               N/A              N/A            $10.25           $10.08            $7.92
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             172,405           3,516

JNL/S&P Managed Aggressive Growth
Division(146)

  Accumulation unit value:
    Beginning of period                       $13.20           $12.38           $11.19            $8.98            $9.60
    End of period                             $14.99           $13.20           $12.38           $11.19            $8.98
  Accumulation units outstanding
  at the end of period                        549,896          573,291          700,931          73,571            2,486

JNL/S&P Managed Conservative Division(694)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.31           $10.04             N/A              N/A
    End of period                             $11.13           $10.51           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,614           65,392              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(74)

  Accumulation unit value:
    Beginning of period                       $13.31           $12.61           $11.52            $9.63           $11.30
    End of period                             $14.93           $13.31           $12.61           $11.52            $9.63
  Accumulation units outstanding
  at the end of period                       1,128,670        1,143,094        1,136,452         609,510          17,153

JNL/S&P Managed Moderate Division(694)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.50           $10.03             N/A              N/A
    End of period                             $11.75           $10.83           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        191,206          189,822           1,331             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(89)

  Accumulation unit value:
    Beginning of period                       $12.88           $12.31           $11.43            $9.88           $10.97
    End of period                             $14.19           $12.88           $12.31           $11.43            $9.88
  Accumulation units outstanding
  at the end of period                        789,460          821,070          535,125          448,436          53,886

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(361)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.80            $9.51             N/A
    End of period                               N/A              N/A            $11.02           $10.80             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              4,933             N/A

JNL/Select Balanced Division(80)

  Accumulation unit value:
    Beginning of period                       $23.04           $22.26           $20.44           $17.11           $18.28
    End of period                             $25.73           $23.04           $22.26           $20.44           $17.11
  Accumulation units outstanding
  at the end of period                        165,474          154,533          95,458           31,047            2,071

JNL/Select Global Growth Division(679)

  Accumulation unit value:
    Beginning of period                       $22.47           $22.44           $20.21             N/A              N/A
    End of period                             $25.02           $22.47           $22.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,423            1,020             262              N/A              N/A

JNL/Select Large Cap Growth Division(80)

  Accumulation unit value:
    Beginning of period                       $25.97           $25.25           $23.01           $17.29           $23.71
    End of period                             $26.70           $25.97           $25.25           $23.01           $17.29
  Accumulation units outstanding
  at the end of period                        15,807           23,848           15,471            2,460            1,229

JNL/Select Money Market Division(81)

  Accumulation unit value:
    Beginning of period                       $11.92           $11.81           $11.93           $12.08           $12.15
    End of period                             $12.24           $11.92           $11.81           $11.93           $12.08
  Accumulation units outstanding
  at the end of period                        107,322          90,388           208,610          21,539            6,963






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(326)

  Accumulation unit value:
    Beginning of period                       $17.34           $16.32           $14.47           $11.58             N/A
    End of period                             $20.61           $17.34           $16.32           $14.47             N/A
  Accumulation units outstanding
  at the end of period                        52,530           51,206           40,228           18,679             N/A

JNL/T.Rowe Price Established Growth
Division(74)

  Accumulation unit value:
    Beginning of period                       $25.99           $24.93           $23.09           $18.00           $23.43
    End of period                             $29.04           $25.99           $24.93           $23.09           $18.00
  Accumulation units outstanding
  at the end of period                        72,498           66,269           65,998           26,975             705

JNL/T.Rowe Price Mid-Cap Growth
Division(74)

  Accumulation unit value:
    Beginning of period                       $36.29           $32.37           $27.91           $20.49           $26.41
    End of period                             $38.08           $36.29           $32.37           $27.91           $20.49
  Accumulation units outstanding
  at the end of period                        44,548           43,243           38,384           15,466             192

JNL/T.Rowe Price Value Division(74)

  Accumulation unit value:
    Beginning of period                       $13.57           $13.01           $11.49            $9.00           $11.56
    End of period                             $16.00           $13.57           $13.01           $11.49            $9.00
  Accumulation units outstanding
  at the end of period                        201,468          183,034          179,030          95,207           15,346

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.76           $12.77           $12.42             N/A              N/A
    End of period                             $13.86           $12.76           $12.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        125,159          116,773          141,640            N/A              N/A

JNL/Western Asset Strategic Bond
Division(80)

  Accumulation unit value:
    Beginning of period                       $18.16           $18.01           $17.14           $15.37           $14.61
    End of period                             $18.69           $18.16           $18.01           $17.14           $15.37
  Accumulation units outstanding
  at the end of period                        84,007           75,088           66,954           28,750             495






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(47)

  Accumulation unit value:
    Beginning of period                       $15.15           $15.07           $14.76           $14.85           $13.74
    End of period                             $15.38           $15.15           $15.07           $14.76           $14.85
  Accumulation units outstanding
  at the end of period                        118,920          98,744           89,442           121,086          83,419


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.76%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(919)

  Accumulation unit value:
    Beginning of period                       $11.65           $11.15             N/A              N/A              N/A
    End of period                             $12.35           $11.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,854            2,376             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(935)

  Accumulation unit value:
    Beginning of period                       $11.56           $10.65             N/A              N/A              N/A
    End of period                             $15.50           $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        75,995            1,459             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(635)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.79            $9.73             N/A              N/A
    End of period                             $14.13           $12.56           $11.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,116             31                -               N/A              N/A

JNL/Alger Growth Division(1042)

  Accumulation unit value:
    Beginning of period                       $18.77             N/A              N/A              N/A              N/A
    End of period                             $19.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          270              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(694)

  Accumulation unit value:
    Beginning of period                       $16.94           $16.68           $15.45             N/A              N/A
    End of period                             $18.71           $16.94           $16.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,656           11,613            5,838             N/A              N/A

JNL/Eagle SmallCap Equity Division(682)

  Accumulation unit value:
    Beginning of period                       $19.14           $19.00           $16.34             N/A              N/A
    End of period                             $22.58           $19.14           $19.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,261            4,445            3,645             N/A              N/A

JNL/FMR Balanced Division(743)

  Accumulation unit value:
    Beginning of period                       $10.84            $9.80             N/A              N/A              N/A
    End of period                             $11.80           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          398              233              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(631)

  Accumulation unit value:
    Beginning of period                       $21.17           $20.29           $16.93             N/A              N/A
    End of period                             $23.31           $21.17           $20.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,139            1,335             460              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1123)

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,553             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(916)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.54             N/A              N/A              N/A
    End of period                             $12.61           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,063            2,474             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(920)

  Accumulation unit value:
    Beginning of period                       $11.26           $11.07             N/A              N/A              N/A
    End of period                             $12.80           $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,471              -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1096)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,373             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(635)

  Accumulation unit value:
    Beginning of period                       $14.16           $13.02           $10.89             N/A              N/A
    End of period                             $17.06           $14.16           $13.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,149            1,465              -               N/A              N/A

JNL/JPMorgan International Value
Division(935)

  Accumulation unit value:
    Beginning of period                       $11.90           $10.73             N/A              N/A              N/A
    End of period                             $15.43           $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,071            1,499             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division(1074)

  Accumulation unit value:
    Beginning of period                        $9.16             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,706             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(635)

  Accumulation unit value:
    Beginning of period                       $17.99           $16.82           $13.94             N/A              N/A
    End of period                             $20.25           $17.99           $16.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,519            4,175            3,006             N/A              N/A

JNL/Lazard Small Cap Value Division(635)

  Accumulation unit value:
    Beginning of period                       $14.68           $14.28           $11.94             N/A              N/A
    End of period                             $16.85           $14.68           $14.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,308            2,119            1,738             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(618)

  Accumulation unit value:
    Beginning of period                       $11.23           $11.77           $10.43             N/A              N/A
    End of period                             $12.39           $11.23           $11.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        402,023          201,931          50,794             N/A              N/A

JNL/MCM Bond Index Division(618)

  Accumulation unit value:
    Beginning of period                       $11.00           $11.00           $10.76             N/A              N/A
    End of period                             $11.21           $11.00           $11.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,231           37,556           14,405             N/A              N/A

JNL/MCM Communications Sector
Division(829)

  Accumulation unit value:
    Beginning of period                        $4.44            $4.13             N/A              N/A              N/A
    End of period                              $5.94            $4.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,518             207              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(829)

  Accumulation unit value:
    Beginning of period                       $10.27            $9.82             N/A              N/A              N/A
    End of period                             $11.44           $10.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          558              87               N/A              N/A              N/A

JNL/MCM Dow 10 Division(618)

  Accumulation unit value:
    Beginning of period                        $8.75            $9.44            $8.77             N/A              N/A
    End of period                             $11.14            $8.75            $9.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        395,579          168,505          57,365             N/A              N/A

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        158,745            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(1068)

  Accumulation unit value:
    Beginning of period                        $8.76             N/A              N/A              N/A              N/A
    End of period                              $9.59             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          763              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(829)

  Accumulation unit value:
    Beginning of period                       $12.43           $10.98             N/A              N/A              N/A
    End of period                             $14.50           $12.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,668            1,158             N/A              N/A              N/A

JNL/MCM Global 15 Division(618)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.58            $9.50             N/A              N/A
    End of period                             $17.27           $12.54           $11.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                        427,515          203,483          52,508             N/A              N/A

JNL/MCM Healthcare Sector Division(682)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.59            $9.78             N/A              N/A
    End of period                             $11.70           $11.20           $10.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,614            3,946            3,890             N/A              N/A

JNL/MCM International Index Division(618)

  Accumulation unit value:
    Beginning of period                       $14.98           $13.45           $11.76             N/A              N/A
    End of period                             $18.49           $14.98           $13.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,238           38,278           11,112             N/A              N/A

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.57             N/A              N/A              N/A
    End of period                             $13.84           $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,115,074         100,286            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1083)

  Accumulation unit value:
    Beginning of period                        $9.57             N/A              N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,116             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(734)

  Accumulation unit value:
    Beginning of period                       $10.53           $10.82           $10.87             N/A              N/A
    End of period                             $10.83           $10.53           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,810            3,892             130              N/A              N/A

JNL/MCM Oil & Gas Sector Division(663)

  Accumulation unit value:
    Beginning of period                       $22.99           $17.10           $15.70             N/A              N/A
    End of period                             $27.29           $22.99           $17.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,322           10,286             543              N/A              N/A

JNL/MCM S&P 10 Division(618)

  Accumulation unit value:
    Beginning of period                       $13.21            $9.80            $8.39             N/A              N/A
    End of period                             $13.59           $13.21            $9.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        371,351          215,801          62,710             N/A              N/A

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                        $9.90             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,256             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(618)

  Accumulation unit value:
    Beginning of period                       $14.00           $12.73           $11.28             N/A              N/A
    End of period                             $15.09           $14.00           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,688           38,194           14,864             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(618)

  Accumulation unit value:
    Beginning of period                       $10.67           $10.40            $9.57             N/A              N/A
    End of period                             $12.06           $10.67           $10.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        93,311           47,867           13,712             N/A              N/A

JNL/MCM Select Small-Cap Division(618)

  Accumulation unit value:
    Beginning of period                       $19.38           $18.11           $15.62             N/A              N/A
    End of period                             $20.85           $19.38           $18.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                        253,623          120,785          33,197             N/A              N/A

JNL/MCM Small Cap Index Division(618)

  Accumulation unit value:
    Beginning of period                       $13.36           $13.04           $11.28             N/A              N/A
    End of period                             $15.42           $13.36           $13.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        84,064           34,435           11,332             N/A              N/A

JNL/MCM Technology Sector Division(829)

  Accumulation unit value:
    Beginning of period                        $5.67            $5.13             N/A              N/A              N/A
    End of period                              $6.09            $5.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,276             674              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(693)

  Accumulation unit value:
    Beginning of period                       $15.58           $11.42           $10.08             N/A              N/A
    End of period                             $15.09           $15.58           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        282,301          76,570            6,597             N/A              N/A

JNL/MCM VIP Division(693)

  Accumulation unit value:
    Beginning of period                       $11.94           $11.07           $10.09             N/A              N/A
    End of period                             $13.16           $11.94           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        52,312           27,572             137              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(935)

  Accumulation unit value:
    Beginning of period                       $12.50           $11.58             N/A              N/A              N/A
    End of period                             $14.37           $12.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,994            3,325             N/A              N/A              N/A

JNL/Oppenheimer Growth Division(1184)

  Accumulation unit value:
    Beginning of period                        $8.87             N/A              N/A              N/A              N/A
    End of period                              $8.95             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          988              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(618)

  Accumulation unit value:
    Beginning of period                       $13.70           $13.63           $13.26             N/A              N/A
    End of period                             $13.93           $13.70           $13.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,040           25,683           15,016             N/A              N/A

JNL/PPM America High Yield Bond
Division(618)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $15.09             N/A              N/A
    End of period                               N/A              N/A            $15.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division(935)

  Accumulation unit value:
    Beginning of period                       $20.84           $19.54             N/A              N/A              N/A
    End of period                             $23.29           $20.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,139             494              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(959)

  Accumulation unit value:
    Beginning of period                        $8.21            $8.22             N/A              N/A              N/A
    End of period                              $8.53            $8.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          141              96               N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(650)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.17             N/A              N/A
    End of period                               N/A              N/A            $10.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(696)

  Accumulation unit value:
    Beginning of period                       $13.19           $12.37           $11.45             N/A              N/A
    End of period                             $14.98           $13.19           $12.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,285           14,681              -               N/A              N/A

JNL/S&P Managed Conservative Division(726)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.31           $10.29             N/A              N/A
    End of period                             $11.13           $10.50           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        63,560           62,355             739              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(650)

  Accumulation unit value:
    Beginning of period                       $13.30           $12.60           $11.40             N/A              N/A
    End of period                             $14.92           $13.30           $12.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        149,340          88,206            4,584             N/A              N/A

JNL/S&P Managed Moderate Division(726)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.50           $10.44             N/A              N/A
    End of period                             $11.74           $10.83           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        90,768           149,116            650              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(741)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.07             N/A              N/A              N/A
    End of period                             $14.18           $12.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        154,159          103,797            N/A              N/A              N/A

JNL/S&P Retirement 2015 Division(1076)

  Accumulation unit value:
    Beginning of period                        $9.89             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,703             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1211)

  Accumulation unit value:
    Beginning of period                       $10.92             N/A              N/A              N/A              N/A
    End of period                             $10.95             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,387             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(618)

  Accumulation unit value:
    Beginning of period                       $23.01           $22.24           $20.64             N/A              N/A
    End of period                             $25.70           $23.01           $22.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,402            1,914             725              N/A              N/A

JNL/Select Global Growth Division(958)

  Accumulation unit value:
    Beginning of period                       $22.45           $21.98             N/A              N/A              N/A
    End of period                             $24.99           $22.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          878              28               N/A              N/A              N/A

JNL/Select Large Cap Growth Division(694)

  Accumulation unit value:
    Beginning of period                       $25.94           $25.22           $23.34             N/A              N/A
    End of period                             $26.66           $25.94           $25.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,956            1,887            1,932             N/A              N/A

JNL/Select Money Market Division(704)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.82           $11.82             N/A              N/A
    End of period                             $12.25           $11.93           $11.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,027            1,217           12,734             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(867)

  Accumulation unit value:
    Beginning of period                       $17.33           $16.80             N/A              N/A              N/A
    End of period                             $20.60           $17.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,182            2,266             N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(790)

  Accumulation unit value:
    Beginning of period                       $25.96           $23.87             N/A              N/A              N/A
    End of period                             $29.01           $25.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,559            7,391             N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(790)

  Accumulation unit value:
    Beginning of period                       $36.25           $31.57             N/A              N/A              N/A
    End of period                             $38.04           $36.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,736            5,564             N/A              N/A              N/A

JNL/T.Rowe Price Value Division(694)

  Accumulation unit value:
    Beginning of period                       $13.56           $13.00           $11.95             N/A              N/A
    End of period                             $15.99           $13.56           $13.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,418            9,895            3,773             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.75           $12.77           $12.42             N/A              N/A
    End of period                             $13.85           $12.75           $12.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,705            9,834            8,672             N/A              N/A

JNL/Western Asset Strategic Bond
Division(618)

  Accumulation unit value:
    Beginning of period                       $18.14           $17.99           $17.10             N/A              N/A
    End of period                             $18.66           $18.14           $17.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,657            6,145            4,530             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(618)

  Accumulation unit value:
    Beginning of period                       $15.14           $15.05           $14.66             N/A              N/A
    End of period                             $15.36           $15.14           $15.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,078            3,777            2,113             N/A              N/A


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.795%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(295)

  Accumulation unit value:
    Beginning of period                       $11.63           $11.05           $10.22            $8.22             N/A
    End of period                             $12.33           $11.63           $11.05           $10.22             N/A
  Accumulation units outstanding
  at the end of period                        11,024           10,443           11,209           12,330             N/A

JNL/AIM Premier Equity II Division(359)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.36            $8.31             N/A
    End of period                               N/A              N/A             $9.14            $9.36             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               461              N/A

JNL/AIM Real Estate Division(990)

  Accumulation unit value:
    Beginning of period                       $12.19             N/A              N/A              N/A              N/A
    End of period                             $15.49             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,572             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(201)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.78           $11.22            $8.26            $7.48
    End of period                             $14.11           $12.55           $11.78           $11.22            $8.26
  Accumulation units outstanding
  at the end of period                        12,746           12,659           18,879           21,831            1,345

JNL/Alger Growth Division(229)

  Accumulation unit value:
    Beginning of period                       $18.56           $16.83           $16.31           $12.28           $12.82
    End of period                             $19.14           $18.56           $16.83           $16.31           $12.28
  Accumulation units outstanding
  at the end of period                        11,984           13,605           14,975           17,372             465

JNL/Alliance Capital Growth Division(302)

  Accumulation unit value:
    Beginning of period                         N/A             $9.67            $9.26            $7.77             N/A
    End of period                               N/A             $8.78            $9.67            $9.26             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              8,725           13,393             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(201)

  Accumulation unit value:
    Beginning of period                       $16.89           $16.63           $15.93           $13.02           $12.03
    End of period                             $18.64           $16.89           $16.63           $15.93           $13.02
  Accumulation units outstanding
  at the end of period                         7,587            8,630            7,448            9,894             301

JNL/Eagle SmallCap Equity Division(302)

  Accumulation unit value:
    Beginning of period                       $19.07           $18.94           $16.23           $11.11             N/A
    End of period                             $22.50           $19.07           $18.94           $16.23             N/A
  Accumulation units outstanding
  at the end of period                         7,016            6,041           10,686           11,227             N/A

JNL/FMR Balanced Division(201)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.01            $9.31            $8.34            $8.11
    End of period                             $11.78           $10.82           $10.01            $9.31            $8.34
  Accumulation units outstanding
  at the end of period                        24,038           18,979           21,050           20,412             390

JNL/FMR MidCap Equity Division(302)

  Accumulation unit value:
    Beginning of period                       $21.09           $20.22           $17.45           $13.32             N/A
    End of period                             $23.21           $21.09           $20.22           $17.45             N/A
  Accumulation units outstanding
  at the end of period                          835              788             3,066            3,058             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(991)

  Accumulation unit value:
    Beginning of period                       $11.31             N/A              N/A              N/A              N/A
    End of period                             $12.60             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          248              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(991)

  Accumulation unit value:
    Beginning of period                       $11.61             N/A              N/A              N/A              N/A
    End of period                             $12.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,259             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(206)

  Accumulation unit value:
    Beginning of period                       $14.11           $12.98           $11.36            $9.00            $8.55
    End of period                             $16.99           $14.11           $12.98           $11.36            $9.00
  Accumulation units outstanding
  at the end of period                         5,462            4,242            1,893            7,124            1,257

JNL/JPMorgan International Value
Division(303)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.19            $8.46            $5.94             N/A
    End of period                             $15.38           $11.86           $10.19            $8.46             N/A
  Accumulation units outstanding
  at the end of period                        31,716           20,193           14,514            5,865             N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(201)

  Accumulation unit value:
    Beginning of period                       $17.94           $16.78           $13.70           $10.82            $9.74
    End of period                             $20.19           $17.94           $16.78           $13.70           $10.82
  Accumulation units outstanding
  at the end of period                        11,049           13,341           13,424            8,604            1,121

JNL/Lazard Small Cap Value Division(206)

  Accumulation unit value:
    Beginning of period                       $14.64           $14.24           $12.57            $9.22            $8.43
    End of period                             $16.80           $14.64           $14.24           $12.57            $9.22
  Accumulation units outstanding
  at the end of period                        14,567           13,407           15,420           10,754            1,043






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(206)

  Accumulation unit value:
    Beginning of period                       $11.21           $11.75            $9.82            $7.52            $7.07
    End of period                             $12.35           $11.21           $11.75            $9.82            $7.52
  Accumulation units outstanding
  at the end of period                        82,301           95,927           85,407           65,590             736

JNL/MCM Bond Index Division(305)

  Accumulation unit value:
    Beginning of period                       $10.99           $10.99           $10.79           $10.73             N/A
    End of period                             $11.19           $10.99           $10.99           $10.79             N/A
  Accumulation units outstanding
  at the end of period                         5,710            4,459            2,529             921              N/A

JNL/MCM Communications Sector
Division(519)

  Accumulation unit value:
    Beginning of period                        $4.43            $4.47            $4.23             N/A              N/A
    End of period                              $5.92            $4.43            $4.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                          742              746              749              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(299)

  Accumulation unit value:
    Beginning of period                        $8.73            $9.42            $9.33            $6.66             N/A
    End of period                             $11.11            $8.73            $9.42            $9.33             N/A
  Accumulation units outstanding
  at the end of period                        113,755          128,065          115,230          81,488             N/A

JNL/MCM Dow Dividend Division(1022)

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,799             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(201)

  Accumulation unit value:
    Beginning of period                        $8.34            $8.14            $7.45            $5.87            $5.34
    End of period                              $9.57            $8.34            $8.14            $7.45            $5.88
  Accumulation units outstanding
  at the end of period                        22,336           26,814           26,441           17,802            1,692

JNL/MCM Financial Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.90           $10.67           $10.35             N/A
    End of period                             $14.46           $12.40           $11.90           $10.67             N/A
  Accumulation units outstanding
  at the end of period                         1,978            6,952            2,827             268              N/A

JNL/MCM Global 15 Division(303)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.56            $9.19            $6.38             N/A
    End of period                             $17.22           $12.51           $11.56            $9.19             N/A
  Accumulation units outstanding
  at the end of period                        93,746           96,155           85,749           61,832             N/A

JNL/MCM Healthcare Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $11.18           $10.57           $10.41           $10.14             N/A
    End of period                             $11.67           $11.18           $10.57           $10.41             N/A
  Accumulation units outstanding
  at the end of period                         1,990            3,201            2,801             274              N/A

JNL/MCM International Index Division(218)

  Accumulation unit value:
    Beginning of period                       $14.96           $13.44           $11.45            $8.49            $8.43
    End of period                             $18.45           $14.96           $13.44           $11.45            $8.49
  Accumulation units outstanding
  at the end of period                        26,393           16,922           18,970            9,146             61

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.90            $9.68             N/A              N/A
    End of period                             $13.83           $11.85           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        130,847          58,212            4,613             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(1022)

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          324              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(561)

  Accumulation unit value:
    Beginning of period                       $22.94           $17.07           $14.07             N/A              N/A
    End of period                             $27.22           $22.94           $17.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,243           13,345             308              N/A              N/A

JNL/MCM S&P 10 Division(201)

  Accumulation unit value:
    Beginning of period                       $13.18            $9.78            $8.46            $7.24            $7.61
    End of period                             $13.55           $13.18            $9.78            $8.46            $7.24
  Accumulation units outstanding
  at the end of period                        98,416           108,435          103,380          81,020             416

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(299)

  Accumulation unit value:
    Beginning of period                       $13.98           $12.71           $11.18            $8.10             N/A
    End of period                             $15.07           $13.98           $12.71           $11.18             N/A
  Accumulation units outstanding
  at the end of period                        24,343           27,464           28,909           20,800             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(299)

  Accumulation unit value:
    Beginning of period                       $10.65           $10.39            $9.61            $7.47             N/A
    End of period                             $12.04           $10.65           $10.39            $9.61             N/A
  Accumulation units outstanding
  at the end of period                        52,875           63,833           56,145           53,194             N/A

JNL/MCM Select Small-Cap Division(299)

  Accumulation unit value:
    Beginning of period                       $19.34           $18.08           $16.35           $11.13             N/A
    End of period                             $20.80           $19.34           $18.08           $16.35             N/A
  Accumulation units outstanding
  at the end of period                        52,356           61,099           59,892           45,226             N/A

JNL/MCM Small Cap Index Division(201)

  Accumulation unit value:
    Beginning of period                       $13.34           $13.03           $11.30            $7.88            $7.22
    End of period                             $15.39           $13.34           $13.03           $11.30            $7.88
  Accumulation units outstanding
  at the end of period                        22,908           18,562           24,967           16,280             226

JNL/MCM Technology Sector Division(477)

  Accumulation unit value:
    Beginning of period                        $5.65            $5.62            $5.66            $5.43             N/A
    End of period                              $6.07            $5.65            $5.62            $5.66             N/A
  Accumulation units outstanding
  at the end of period                        12,131           11,923            4,406             511              N/A

JNL/MCM Value Line 25 Division(723)

  Accumulation unit value:
    Beginning of period                       $15.57           $11.42           $11.13             N/A              N/A
    End of period                             $15.08           $15.57           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,308           18,320            1,498             N/A              N/A

JNL/MCM VIP Division(762)

  Accumulation unit value:
    Beginning of period                       $11.94           $10.95             N/A              N/A              N/A
    End of period                             $13.15           $11.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,327            2,049             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(309)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.17            $9.65            $6.68             N/A
    End of period                             $14.34           $12.48           $11.17            $9.65             N/A
  Accumulation units outstanding
  at the end of period                        48,539           47,115           37,346           13,183             N/A

JNL/Oppenheimer Growth Division(326)

  Accumulation unit value:
    Beginning of period                        $8.67            $8.09            $7.90            $7.19             N/A
    End of period                              $8.93            $8.67            $8.09            $7.90             N/A
  Accumulation units outstanding
  at the end of period                        21,767           20,590           16,670           10,424             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(201)

  Accumulation unit value:
    Beginning of period                       $13.66           $13.60           $13.25           $12.88           $12.61
    End of period                             $13.89           $13.66           $13.60           $13.25           $12.88
  Accumulation units outstanding
  at the end of period                        49,611           58,309           56,607           74,816             904

JNL/PPM America High Yield Bond
Division(206)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.98           $12.85           $12.04
    End of period                               N/A              N/A            $15.45           $14.98           $12.85
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             36,164             432

JNL/Putnam Equity Division(335)

  Accumulation unit value:
    Beginning of period                       $20.77           $19.44           $17.51           $15.02             N/A
    End of period                             $23.20           $20.77           $19.44           $17.51             N/A
  Accumulation units outstanding
  at the end of period                          984              778              778             2,433             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(309)

  Accumulation unit value:
    Beginning of period                        $8.19            $7.44            $6.39            $4.91             N/A
    End of period                              $8.51            $8.19            $7.44            $6.39             N/A
  Accumulation units outstanding
  at the end of period                         2,417            2,571           14,982           15,294             N/A

JNL/Putnam Value Equity Division(313)

  Accumulation unit value:
    Beginning of period                       $19.67           $19.09           $17.70           $14.56             N/A
    End of period                             $21.84           $19.67           $19.09           $17.70             N/A
  Accumulation units outstanding
  at the end of period                         1,888            2,355            4,375            3,523             N/A

JNL/S&P Core Index 100 Division(201)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.21            $8.51            $7.97
    End of period                               N/A              N/A            $10.37           $10.21            $8.51
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              7,778             396

JNL/S&P Core Index 50 Division(308)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.91            $7.67             N/A
    End of period                               N/A              N/A            $10.08            $9.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,592             N/A

JNL/S&P Core Index 75 Division(298)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.07            $7.83             N/A
    End of period                               N/A              N/A            $10.26           $10.07             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,575             N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(308)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.28            $7.98             N/A
    End of period                               N/A              N/A            $10.48           $10.28             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,759             N/A

JNL/S&P Equity Growth Division I(295)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.06            $7.71             N/A
    End of period                               N/A              N/A            $10.22           $10.06             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             44,862             N/A

JNL/S&P Managed Aggressive Growth
Division(223)

  Accumulation unit value:
    Beginning of period                       $13.16           $12.35           $11.16            $8.96            $8.98
    End of period                             $14.93           $13.16           $12.35           $11.16            $8.96
  Accumulation units outstanding
  at the end of period                        70,773           71,209           88,597           22,785             716

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(202)

  Accumulation unit value:
    Beginning of period                       $13.27           $12.57           $11.49            $9.61            $8.85
    End of period                             $14.88           $13.27           $12.57           $11.49            $9.61
  Accumulation units outstanding
  at the end of period                        132,446          147,633          141,102          113,034           6,265

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(171)

  Accumulation unit value:
    Beginning of period                       $12.83           $12.27           $11.41            $9.86            $9.89
    End of period                             $14.14           $12.83           $12.27           $11.41            $9.86
  Accumulation units outstanding
  at the end of period                        111,661          118,687          119,978          117,753          15,052

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(218)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.77            $8.40            $8.55
    End of period                               N/A              N/A            $10.99           $10.77            $8.40
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,625              -

JNL/Select Balanced Division(245)

  Accumulation unit value:
    Beginning of period                       $22.93           $22.17           $20.36           $17.05           $17.12
    End of period                             $25.60           $22.93           $22.17           $20.36           $17.05
  Accumulation units outstanding
  at the end of period                        25,346           30,884           29,211           19,046            1,620

JNL/Select Global Growth Division(991)

  Accumulation unit value:
    Beginning of period                       $23.72             N/A              N/A              N/A              N/A
    End of period                             $24.89             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          71               N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(335)

  Accumulation unit value:
    Beginning of period                       $25.85           $25.14           $22.92           $19.48             N/A
    End of period                             $26.56           $25.85           $25.14           $22.92             N/A
  Accumulation units outstanding
  at the end of period                         4,136            4,609            6,202            4,904             N/A

JNL/Select Money Market Division(201)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.78           $11.90           $12.06           $12.08
    End of period                             $12.20           $11.88           $11.78           $11.90           $12.06
  Accumulation units outstanding
  at the end of period                         2,359            3,082            9,142            8,941            7,473






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(317)

  Accumulation unit value:
    Beginning of period                       $17.32           $16.30           $14.46           $11.18             N/A
    End of period                             $20.57           $17.32           $16.30           $14.46             N/A
  Accumulation units outstanding
  at the end of period                         9,359           11,076           10,841            4,316             N/A

JNL/T.Rowe Price Established Growth
Division(295)

  Accumulation unit value:
    Beginning of period                       $25.87           $24.83           $23.00           $17.99             N/A
    End of period                             $28.89           $25.87           $24.83           $23.00             N/A
  Accumulation units outstanding
  at the end of period                        24,986           21,766           25,786           18,363             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(201)

  Accumulation unit value:
    Beginning of period                       $36.12           $32.23           $27.80           $20.42           $17.85
    End of period                             $37.89           $36.12           $32.23           $27.80           $20.42
  Accumulation units outstanding
  at the end of period                        14,887           13,093           15,084           10,758             701

JNL/T.Rowe Price Value Division(229)

  Accumulation unit value:
    Beginning of period                       $13.53           $12.98           $11.47            $8.99            $8.93
    End of period                             $15.95           $13.53           $12.98           $11.47            $8.99
  Accumulation units outstanding
  at the end of period                        39,706           42,518           44,069           33,053            1,113

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.72           $12.73           $12.39             N/A              N/A
    End of period                             $13.81           $12.72           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        47,184           46,585           42,120             N/A              N/A

JNL/Western Asset Strategic Bond
Division(305)

  Accumulation unit value:
    Beginning of period                       $18.08           $17.93           $17.08           $15.97             N/A
    End of period                             $18.59           $18.08           $17.93           $17.08             N/A
  Accumulation units outstanding
  at the end of period                        12,889           14,828           17,242           18,875             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(245)

  Accumulation unit value:
    Beginning of period                       $15.08           $15.00           $14.71           $14.80           $14.68
    End of period                             $15.30           $15.08           $15.00           $14.71           $14.80
  Accumulation units outstanding
  at the end of period                        17,189           18,463           18,565           23,546            1,945


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.80%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(94)

  Accumulation unit value:
    Beginning of period                       $11.63           $11.04           $10.22            $8.01           $10.31
    End of period                             $12.32           $11.63           $11.04           $10.22            $8.01
  Accumulation units outstanding
  at the end of period                        130,046          115,451          54,147           25,241              -

JNL/AIM Premier Equity II Division(120)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.35            $7.76           $10.05
    End of period                               N/A              N/A             $9.14            $9.35            $7.76
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,277              -

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                       $11.56           $10.45             N/A              N/A              N/A
    End of period                             $15.49           $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        166,714          40,142             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(136)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.78           $11.22            $8.25            $9.94
    End of period                             $14.11           $12.54           $11.78           $11.22            $8.25
  Accumulation units outstanding
  at the end of period                        71,098           47,619           23,116           16,008              -

JNL/Alger Growth Division(159)

  Accumulation unit value:
    Beginning of period                       $18.55           $16.82           $16.31           $12.27           $13.28
    End of period                             $19.13           $18.55           $16.82           $16.31           $12.27
  Accumulation units outstanding
  at the end of period                        82,624           59,083           23,508            6,009              -

JNL/Alliance Capital Growth Division(169)

  Accumulation unit value:
    Beginning of period                         N/A             $9.66            $9.25            $7.58            $8.21
    End of period                               N/A             $8.78            $9.66            $9.25            $7.58
  Accumulation units outstanding
  at the end of period                          N/A               -              3,454            8,170              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(154)

  Accumulation unit value:
    Beginning of period                       $16.88           $16.63           $15.92           $13.02           $13.23
    End of period                             $18.63           $16.88           $16.63           $15.92           $13.02
  Accumulation units outstanding
  at the end of period                        41,203           31,912           17,893            7,347              -

JNL/Eagle SmallCap Equity Division(144)

  Accumulation unit value:
    Beginning of period                       $19.07           $18.93           $16.23           $11.80           $13.73
    End of period                             $22.49           $19.07           $18.93           $16.23           $11.80
  Accumulation units outstanding
  at the end of period                        44,370           19,447           10,778            2,609              -

JNL/FMR Balanced Division(159)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.01            $9.31            $8.33            $8.39
    End of period                             $11.77           $10.82           $10.01            $9.31            $8.33
  Accumulation units outstanding
  at the end of period                        238,856          188,160          72,323           27,514              -

JNL/FMR MidCap Equity Division(94)

  Accumulation unit value:
    Beginning of period                       $21.08           $20.21           $17.44           $13.09           $16.80
    End of period                             $23.20           $21.08           $20.21           $17.44           $13.09
  Accumulation units outstanding
  at the end of period                        12,928            8,573           10,189            1,909              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1070)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        146,262            N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(829)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.83             N/A              N/A              N/A
    End of period                             $12.60           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        85,866           24,429             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(870)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.99             N/A              N/A              N/A
    End of period                             $12.79           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        106,403          38,079             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1086)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,974             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(123)

  Accumulation unit value:
    Beginning of period                       $14.10           $12.97           $11.35            $8.99           $11.58
    End of period                             $16.98           $14.10           $12.97           $11.35            $8.99
  Accumulation units outstanding
  at the end of period                        114,822          47,038           17,431            5,075              -

JNL/JPMorgan International Value
Division(338)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.18            $8.46            $6.46             N/A
    End of period                             $15.37           $11.86           $10.18            $8.46             N/A
  Accumulation units outstanding
  at the end of period                        267,551          85,794           26,346            5,525             N/A

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,693             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(94)

  Accumulation unit value:
    Beginning of period                       $17.93           $16.78           $13.70           $10.82           $13.20
    End of period                             $20.18           $17.93           $16.78           $13.70           $10.82
  Accumulation units outstanding
  at the end of period                        188,485          118,883          83,154           16,050              -

JNL/Lazard Small Cap Value Division(94)

  Accumulation unit value:
    Beginning of period                       $14.64           $14.24           $12.57            $9.22           $12.18
    End of period                             $16.79           $14.64           $14.24           $12.57            $9.22
  Accumulation units outstanding
  at the end of period                        130,537          81,707           34,491           14,816              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(138)

  Accumulation unit value:
    Beginning of period                       $11.20           $11.75            $9.81            $7.52            $9.18
    End of period                             $12.35           $11.20           $11.75            $9.81            $7.52
  Accumulation units outstanding
  at the end of period                       1,070,384         836,522          576,738          192,157             -

JNL/MCM Bond Index Division(154)

  Accumulation unit value:
    Beginning of period                       $10.99           $10.98           $10.79           $10.67           $10.25
    End of period                             $11.19           $10.99           $10.98           $10.79           $10.67
  Accumulation units outstanding
  at the end of period                        254,178          171,692          136,129          46,945              -

JNL/MCM Communications Sector
Division(518)

  Accumulation unit value:
    Beginning of period                        $4.43            $4.47            $4.28             N/A              N/A
    End of period                              $5.92            $4.43            $4.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        143,508          21,271           10,043             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(516)

  Accumulation unit value:
    Beginning of period                       $10.24           $10.68            $9.98             N/A              N/A
    End of period                             $11.41           $10.24           $10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,418           10,159            3,959             N/A              N/A

JNL/MCM Dow 10 Division(94)

  Accumulation unit value:
    Beginning of period                        $8.73            $9.42            $9.32            $7.55            $9.00
    End of period                             $11.11            $8.73            $9.42            $9.32            $7.55
  Accumulation units outstanding
  at the end of period                       1,392,430        1,036,380         709,081          229,647             -

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        550,216            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(136)

  Accumulation unit value:
    Beginning of period                        $8.33            $8.14            $7.45            $5.87            $7.00
    End of period                              $9.56            $8.33            $8.14            $7.45            $5.87
  Accumulation units outstanding
  at the end of period                        125,326          113,759          98,582            6,221              -

JNL/MCM Financial Sector Division(528)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.89           $11.38             N/A              N/A
    End of period                             $14.45           $12.40           $11.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        78,077           44,970           11,464             N/A              N/A

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.56            $9.19            $7.02            $8.22
    End of period                             $17.22           $12.51           $11.56            $9.19            $7.02
  Accumulation units outstanding
  at the end of period                       1,214,985         886,912          598,495          159,404             -

JNL/MCM Healthcare Sector Division(492)

  Accumulation unit value:
    Beginning of period                       $11.17           $10.57           $10.47             N/A              N/A
    End of period                             $11.66           $11.17           $10.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        143,813          99,345           20,018             N/A              N/A

JNL/MCM International Index Division(154)

  Accumulation unit value:
    Beginning of period                       $14.96           $13.44           $11.45            $8.49            $9.61
    End of period                             $18.45           $14.96           $13.44           $11.45            $8.49
  Accumulation units outstanding
  at the end of period                        423,138          270,082          137,253          29,956              -

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.90            $9.71             N/A              N/A
    End of period                             $13.82           $11.85           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       5,729,324        1,692,374         189,770            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1062)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        325,754            N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(683)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.82            $9.81             N/A              N/A
    End of period                             $10.83           $10.52           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        224,099          106,515          16,498             N/A              N/A

JNL/MCM Oil & Gas Sector Division(492)

  Accumulation unit value:
    Beginning of period                       $22.93           $17.07           $13.17             N/A              N/A
    End of period                             $27.20           $22.93           $17.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        216,191          86,513           20,400             N/A              N/A

JNL/MCM S&P 10 Division(138)

  Accumulation unit value:
    Beginning of period                       $13.18            $9.77            $8.46            $7.24            $9.28
    End of period                             $13.55           $13.18            $9.77            $8.46            $7.24
  Accumulation units outstanding
  at the end of period                       1,205,913         938,711          672,916          193,964             -

JNL/MCM S&P 24 Division(1088)

  Accumulation unit value:
    Beginning of period                        $9.51             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,401             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(136)

  Accumulation unit value:
    Beginning of period                       $13.98           $12.71           $11.18            $8.46           $10.09
    End of period                             $15.06           $13.98           $12.71           $11.18            $8.46
  Accumulation units outstanding
  at the end of period                        364,520          292,483          173,597          30,238              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(123)

  Accumulation unit value:
    Beginning of period                       $10.65           $10.39            $9.61            $7.66            $9.39
    End of period                             $12.04           $10.65           $10.39            $9.61            $7.66
  Accumulation units outstanding
  at the end of period                        615,896          505,570          314,177          89,245              -

JNL/MCM Select Small-Cap Division(138)

  Accumulation unit value:
    Beginning of period                       $19.34           $18.07           $16.34           $11.24           $13.47
    End of period                             $20.79           $19.34           $18.07           $16.34           $11.24
  Accumulation units outstanding
  at the end of period                        633,691          470,597          337,307          93,432              -

JNL/MCM Small Cap Index Division(136)

  Accumulation unit value:
    Beginning of period                       $13.34           $13.03           $11.30            $7.88            $9.74
    End of period                             $15.39           $13.34           $13.03           $11.30            $7.88
  Accumulation units outstanding
  at the end of period                        305,135          234,526          143,303          34,562              -

JNL/MCM Technology Sector Division(558)

  Accumulation unit value:
    Beginning of period                        $5.65            $5.62            $5.49             N/A              N/A
    End of period                              $6.07            $5.65            $5.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        147,335          97,624           27,866             N/A              N/A

JNL/MCM Value Line 25 Division(683)

  Accumulation unit value:
    Beginning of period                       $15.57           $11.42            $9.52             N/A              N/A
    End of period                             $15.08           $15.57           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,213,286         555,854          67,277             N/A              N/A

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                       $11.94           $11.07            $9.75             N/A              N/A
    End of period                             $13.15           $11.94           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        581,888          273,822          17,150             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(94)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.17            $9.64            $6.99            $9.11
    End of period                             $14.34           $12.48           $11.17            $9.64            $6.99
  Accumulation units outstanding
  at the end of period                        258,282          147,965          49,947            9,652              -

JNL/Oppenheimer Growth Division(159)

  Accumulation unit value:
    Beginning of period                        $8.67            $8.09            $7.90            $6.83            $7.50
    End of period                              $8.93            $8.67            $8.09            $7.90            $6.83
  Accumulation units outstanding
  at the end of period                        52,425           37,497           17,290           10,641              -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(123)

  Accumulation unit value:
    Beginning of period                       $13.66           $13.59           $13.25           $12.87           $12.31
    End of period                             $13.88           $13.66           $13.59           $13.25           $12.87
  Accumulation units outstanding
  at the end of period                        460,346          332,970          131,014          56,973              -

JNL/PPM America High Yield Bond
Division(144)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.98           $12.85           $12.44
    End of period                               N/A              N/A            $15.44           $14.98           $12.85
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             20,643              -

JNL/Putnam Equity Division(119)

  Accumulation unit value:
    Beginning of period                       $20.75           $19.43           $17.50           $14.01           $17.18
    End of period                             $23.19           $20.75           $19.43           $17.50           $14.01
  Accumulation units outstanding
  at the end of period                        10,650            5,274            1,667             410               -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(94)

  Accumulation unit value:
    Beginning of period                        $8.19            $7.44            $6.38            $4.87            $6.64
    End of period                              $8.51            $8.19            $7.44            $6.38            $4.87
  Accumulation units outstanding
  at the end of period                        49,411           29,087           21,126           14,179              -

JNL/Putnam Value Equity Division(119)

  Accumulation unit value:
    Beginning of period                       $19.66           $19.08           $17.70           $14.47           $17.81
    End of period                             $21.82           $19.66           $19.08           $17.70           $14.47
  Accumulation units outstanding
  at the end of period                        38,952           25,562           13,478            2,705              -

JNL/S&P Core Index 100 Division(121)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.21            $8.51            $9.81
    End of period                               N/A              N/A            $10.37           $10.21            $8.51
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             29,043              -

JNL/S&P Core Index 50 Division(383)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.91            $8.55             N/A
    End of period                               N/A              N/A            $10.08            $9.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,024             N/A

JNL/S&P Core Index 75 Division(245)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.07            $8.11            $8.22
    End of period                               N/A              N/A            $10.26           $10.07            $8.11
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               354               -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(218)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.28            $8.05            $8.20
    End of period                               N/A              N/A            $10.48           $10.28            $8.05
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,884              -

JNL/S&P Equity Growth Division I(245)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.05            $7.90            $8.02
    End of period                               N/A              N/A            $10.21           $10.05            $7.90
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             18,927              -

JNL/S&P Managed Aggressive Growth
Division(112)

  Accumulation unit value:
    Beginning of period                       $13.15           $12.34           $11.16            $8.96           $10.80
    End of period                             $14.93           $13.15           $12.34           $11.16            $8.96
  Accumulation units outstanding
  at the end of period                        496,932          379,833          326,453           5,023              -

JNL/S&P Managed Conservative Division(678)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.31            $9.98             N/A              N/A
    End of period                             $11.12           $10.50           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        148,356          123,557          30,062             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(121)

  Accumulation unit value:
    Beginning of period                       $13.26           $12.57           $11.49            $9.61           $11.06
    End of period                             $14.87           $13.26           $12.57           $11.49            $9.61
  Accumulation units outstanding
  at the end of period                       1,480,802        1,172,320         999,841          237,317             -

JNL/S&P Managed Moderate Division(686)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.49            $9.87             N/A              N/A
    End of period                             $11.73           $10.82           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        357,437          214,786          29,050             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(133)

  Accumulation unit value:
    Beginning of period                       $12.83           $12.27           $11.40            $9.86           $10.46
    End of period                             $14.13           $12.83           $12.27           $11.40            $9.86
  Accumulation units outstanding
  at the end of period                       1,459,037         967,418          561,622          212,843             -

JNL/S&P Retirement 2015 Division(1020)

  Accumulation unit value:
    Beginning of period                       $10.14             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,072             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1153)

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A              N/A
    End of period                             $10.94             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          41               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division(1181)

  Accumulation unit value:
    Beginning of period                       $10.61             N/A              N/A              N/A              N/A
    End of period                             $11.01             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          40               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1105)

  Accumulation unit value:
    Beginning of period                        $9.87             N/A              N/A              N/A              N/A
    End of period                             $10.56             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,275             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(314)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.76            $8.65             N/A
    End of period                               N/A              N/A            $10.98           $10.76             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             10,290             N/A

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                       $22.92           $22.16           $20.35           $17.04           $16.78
    End of period                             $25.58           $22.92           $22.16           $20.35           $17.04
  Accumulation units outstanding
  at the end of period                        246,868          240,436          190,801          28,730              -

JNL/Select Global Growth Division(648)

  Accumulation unit value:
    Beginning of period                       $22.35           $22.33           $19.18             N/A              N/A
    End of period                             $24.88           $22.35           $22.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,614            8,831             191              N/A              N/A

JNL/Select Large Cap Growth Division(136)

  Accumulation unit value:
    Beginning of period                       $25.83           $25.13           $22.91           $17.22           $20.30
    End of period                             $26.54           $25.83           $25.13           $22.91           $17.22
  Accumulation units outstanding
  at the end of period                        52,762           41,539           12,208            4,518              -

JNL/Select Money Market Division(121)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.77           $11.89           $12.05           $12.11
    End of period                             $12.19           $11.88           $11.77           $11.89           $12.05
  Accumulation units outstanding
  at the end of period                        342,848          138,552          45,325           13,133              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(275)

  Accumulation unit value:
    Beginning of period                       $17.32           $16.30           $14.46           $10.26             N/A
    End of period                             $20.57           $17.32           $16.30           $14.46             N/A
  Accumulation units outstanding
  at the end of period                        176,518          74,731           24,436            3,776             N/A

JNL/T.Rowe Price Established Growth
Division(235)

  Accumulation unit value:
    Beginning of period                       $25.86           $24.81           $22.99           $17.93           $19.07
    End of period                             $28.87           $25.86           $24.81           $22.99           $17.93
  Accumulation units outstanding
  at the end of period                        124,048          81,098           34,910            8,179              -

JNL/T.Rowe Price Mid-Cap Growth
Division(132)

  Accumulation unit value:
    Beginning of period                       $36.10           $32.21           $27.78           $20.41           $24.90
    End of period                             $37.86           $36.10           $32.21           $27.78           $20.41
  Accumulation units outstanding
  at the end of period                        125,535          81,649           42,426           11,904              -

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                       $13.53           $12.97           $11.47            $8.99           $11.20
    End of period                             $15.95           $13.53           $12.97           $11.47            $8.99
  Accumulation units outstanding
  at the end of period                        311,963          203,584          106,640          25,272              -

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.71           $12.73           $12.38             N/A              N/A
    End of period                             $13.80           $12.71           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        272,071          138,839          79,322             N/A              N/A

JNL/Western Asset Strategic Bond
Division(170)

  Accumulation unit value:
    Beginning of period                       $18.07           $17.92           $17.07           $15.31           $14.39
    End of period                             $18.58           $18.07           $17.92           $17.07           $15.31
  Accumulation units outstanding
  at the end of period                        261,256          106,933          48,105           16,962              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(144)

  Accumulation unit value:
    Beginning of period                       $15.07           $14.99           $14.70           $14.79           $13.94
    End of period                             $15.29           $15.07           $14.99           $14.70           $14.79
  Accumulation units outstanding
  at the end of period                        104,441          50,556           35,583           26,130              -


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.81%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                       $11.63           $11.04           $10.23             N/A              N/A
    End of period                             $12.32           $11.63           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        227,708          144,773          54,210             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                       $11.56           $10.23             N/A              N/A              N/A
    End of period                             $15.48           $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        777,249          56,154             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.77           $10.84             N/A              N/A
    End of period                             $14.10           $12.54           $11.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        108,859          83,533           32,062             N/A              N/A

JNL/Alger Growth Division(585)

  Accumulation unit value:
    Beginning of period                       $18.53           $16.80           $15.85             N/A              N/A
    End of period                             $19.11           $18.53           $16.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,336           35,876           21,821             N/A              N/A

JNL/Alliance Capital Growth Division(581)

  Accumulation unit value:
    Beginning of period                         N/A             $9.66            $8.94             N/A              N/A
    End of period                               N/A             $8.77            $9.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             15,820             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(573)

  Accumulation unit value:
    Beginning of period                       $16.87           $16.61           $15.51             N/A              N/A
    End of period                             $18.61           $16.87           $16.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,770           41,370           29,981             N/A              N/A

JNL/Eagle SmallCap Equity Division(573)

  Accumulation unit value:
    Beginning of period                       $19.05           $18.92           $16.71             N/A              N/A
    End of period                             $22.47           $19.05           $18.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        161,453          44,756           35,309             N/A              N/A

JNL/FMR Balanced Division(589)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.00            $9.27             N/A              N/A
    End of period                             $11.77           $10.81           $10.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        474,599          224,846          80,070             N/A              N/A

JNL/FMR MidCap Equity Division(603)

  Accumulation unit value:
    Beginning of period                       $21.06           $20.19           $17.99             N/A              N/A
    End of period                             $23.17           $21.06           $20.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,391           35,648           13,125             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1070)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        373,260            N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(827)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.08             N/A              N/A              N/A
    End of period                             $12.60           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        348,028          55,311             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(827)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.16             N/A              N/A              N/A
    End of period                             $12.79           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        341,957          109,634            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1075)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        77,090             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(573)

  Accumulation unit value:
    Beginning of period                       $14.09           $12.96           $11.39             N/A              N/A
    End of period                             $16.96           $14.09           $12.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                        318,825          74,494           23,827             N/A              N/A

JNL/JPMorgan International Value
Division(480)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.18            $8.46            $8.18             N/A
    End of period                             $15.36           $11.85           $10.18            $8.46             N/A
  Accumulation units outstanding
  at the end of period                       1,239,074         357,534          89,448           35,219             N/A

JNL/Lazard Emerging Markets Division(1064)

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        294,630            N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(480)

  Accumulation unit value:
    Beginning of period                       $17.92           $16.77           $13.69           $13.52             N/A
    End of period                             $20.16           $17.92           $16.77           $13.69             N/A
  Accumulation units outstanding
  at the end of period                        365,991          241,719          103,143          21,321             N/A

JNL/Lazard Small Cap Value Division(584)

  Accumulation unit value:
    Beginning of period                       $14.62           $14.23           $12.21             N/A              N/A
    End of period                             $16.78           $14.62           $14.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        203,659          180,359          57,663             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(468)

  Accumulation unit value:
    Beginning of period                       $11.20           $11.74            $9.81            $9.21             N/A
    End of period                             $12.34           $11.20           $11.74            $9.81             N/A
  Accumulation units outstanding
  at the end of period                       3,038,955        1,724,466         784,939          11,533             N/A

JNL/MCM Bond Index Division(391)

  Accumulation unit value:
    Beginning of period                       $10.98           $10.98           $10.79           $10.51             N/A
    End of period                             $11.18           $10.98           $10.98           $10.79             N/A
  Accumulation units outstanding
  at the end of period                       1,014,622         479,514          155,531             -               N/A

JNL/MCM Communications Sector
Division(591)

  Accumulation unit value:
    Beginning of period                        $4.43            $4.46            $3.93             N/A              N/A
    End of period                              $5.92            $4.43            $4.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        596,897          67,583           22,914             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(586)

  Accumulation unit value:
    Beginning of period                       $10.23           $10.67            $9.74             N/A              N/A
    End of period                             $11.40           $10.23           $10.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                        268,541          124,212          35,115             N/A              N/A

JNL/MCM Dow 10 Division(468)

  Accumulation unit value:
    Beginning of period                        $8.72            $9.42            $9.32            $8.66             N/A
    End of period                             $11.10            $8.72            $9.42            $9.32             N/A
  Accumulation units outstanding
  at the end of period                       3,650,411        1,942,640         928,368          12,271             N/A

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,808,884           N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(586)

  Accumulation unit value:
    Beginning of period                        $8.33            $8.13            $7.45             N/A              N/A
    End of period                              $9.56            $8.33            $8.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        356,679          249,548          198,084            N/A              N/A

JNL/MCM Financial Sector Division(603)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.89           $10.76             N/A              N/A
    End of period                             $14.44           $12.39           $11.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        270,249          147,548          18,573             N/A              N/A

JNL/MCM Global 15 Division(468)

  Accumulation unit value:
    Beginning of period                       $12.50           $11.55            $9.18            $8.88             N/A
    End of period                             $17.20           $12.50           $11.55            $9.18             N/A
  Accumulation units outstanding
  at the end of period                       3,623,547        1,782,689         754,574          11,965             N/A

JNL/MCM Healthcare Sector Division(586)

  Accumulation unit value:
    Beginning of period                       $11.17           $10.57           $10.49             N/A              N/A
    End of period                             $11.65           $11.17           $10.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        361,994          232,727          51,824             N/A              N/A

JNL/MCM International Index Division(573)

  Accumulation unit value:
    Beginning of period                       $14.95           $13.44           $11.63             N/A              N/A
    End of period                             $18.44           $14.95           $13.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,399,724         669,543          220,637            N/A              N/A

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                       $11.84           $10.90            $9.87             N/A              N/A
    End of period                             $13.82           $11.84           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                      18,234,102        4,836,090         666,960            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        527,351            N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(691)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.82            $9.85             N/A              N/A
    End of period                             $10.82           $10.52           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        395,091          133,652          23,717             N/A              N/A

JNL/MCM Oil & Gas Sector Division(586)

  Accumulation unit value:
    Beginning of period                       $22.91           $17.06           $14.18             N/A              N/A
    End of period                             $27.18           $22.91           $17.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        684,734          245,137          49,829             N/A              N/A

JNL/MCM S&P 10 Division(468)

  Accumulation unit value:
    Beginning of period                       $13.17            $9.77            $8.45            $8.15             N/A
    End of period                             $13.54           $13.17            $9.77            $8.45             N/A
  Accumulation units outstanding
  at the end of period                       3,155,445        1,799,922         806,182          13,035             N/A

JNL/MCM S&P 24 Division(1074)

  Accumulation unit value:
    Beginning of period                        $9.67             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,450             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(573)

  Accumulation unit value:
    Beginning of period                       $13.98           $12.71           $11.32             N/A              N/A
    End of period                             $15.06           $13.98           $12.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,188,593         632,503          275,899            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(573)

  Accumulation unit value:
    Beginning of period                       $10.65           $10.39            $9.59             N/A              N/A
    End of period                             $12.03           $10.65           $10.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,087,742        1,216,227         570,006            N/A              N/A

JNL/MCM Select Small-Cap Division(468)

  Accumulation unit value:
    Beginning of period                       $19.32           $18.06           $16.34           $16.42             N/A
    End of period                             $20.78           $19.32           $18.06           $16.34             N/A
  Accumulation units outstanding
  at the end of period                       1,731,247         939,340          411,170           6,470             N/A

JNL/MCM Small Cap Index Division(480)

  Accumulation unit value:
    Beginning of period                       $13.33           $13.02           $11.29           $11.13             N/A
    End of period                             $15.38           $13.33           $13.02           $11.29             N/A
  Accumulation units outstanding
  at the end of period                       1,174,374         593,205          271,639          25,892             N/A

JNL/MCM Technology Sector Division(585)

  Accumulation unit value:
    Beginning of period                        $5.65            $5.61            $5.25             N/A              N/A
    End of period                              $6.06            $5.65            $5.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        505,119          398,216          60,636             N/A              N/A

JNL/MCM Value Line 25 Division(682)

  Accumulation unit value:
    Beginning of period                       $15.57           $11.42            $9.62             N/A              N/A
    End of period                             $15.08           $15.57           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                       4,554,541        1,443,727         148,436            N/A              N/A

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.07           $10.11             N/A              N/A
    End of period                             $13.15           $11.93           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,678,228         767,048          132,420            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(573)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.17            $9.76             N/A              N/A
    End of period                             $14.33           $12.48           $11.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        581,226          190,574          101,257            N/A              N/A

JNL/Oppenheimer Growth Division(568)

  Accumulation unit value:
    Beginning of period                        $8.67            $8.08            $7.99             N/A              N/A
    End of period                              $8.93            $8.67            $8.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        135,993          97,314           14,906             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(573)

  Accumulation unit value:
    Beginning of period                       $13.65           $13.58           $13.10             N/A              N/A
    End of period                             $13.87           $13.65           $13.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,260,877         584,172          183,256            N/A              N/A

JNL/PPM America High Yield Bond
Division(391)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.96           $13.59             N/A
    End of period                               N/A              N/A            $15.43           $14.96             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/Putnam Equity Division(592)

  Accumulation unit value:
    Beginning of period                       $20.73           $19.41           $17.60             N/A              N/A
    End of period                             $23.16           $20.73           $19.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,269            7,065            2,808             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(590)

  Accumulation unit value:
    Beginning of period                        $8.19            $7.43            $6.66             N/A              N/A
    End of period                              $8.50            $8.19            $7.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        78,657           71,340           34,355             N/A              N/A

JNL/Putnam Value Equity Division(573)

  Accumulation unit value:
    Beginning of period                       $19.64           $19.06           $17.69             N/A              N/A
    End of period                             $21.80           $19.64           $19.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,376           12,705            4,004             N/A              N/A

JNL/S&P Core Index 100 Division(579)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.01             N/A              N/A
    End of period                               N/A              N/A            $10.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division(594)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.17             N/A              N/A
    End of period                               N/A              N/A            $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(608)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.25             N/A              N/A
    End of period                               N/A              N/A            $10.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(628)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.03             N/A              N/A
    End of period                               N/A              N/A            $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(580)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.73             N/A              N/A
    End of period                               N/A              N/A            $10.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(586)

  Accumulation unit value:
    Beginning of period                       $13.14           $12.33           $11.17             N/A              N/A
    End of period                             $14.91           $13.14           $12.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                        608,912          386,736          244,263            N/A              N/A

JNL/S&P Managed Conservative Division(686)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.31            $9.94             N/A              N/A
    End of period                             $11.12           $10.50           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        881,720          530,025          129,487            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(580)

  Accumulation unit value:
    Beginning of period                       $13.25           $12.56           $11.15             N/A              N/A
    End of period                             $14.86           $13.25           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,781,184         911,546          554,010            N/A              N/A

JNL/S&P Managed Moderate Division(695)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.49           $10.03             N/A              N/A
    End of period                             $11.73           $10.82           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,050,434         660,856          74,893             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(579)

  Accumulation unit value:
    Beginning of period                       $12.82           $12.26           $11.14             N/A              N/A
    End of period                             $14.12           $12.82           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                       3,234,407        1,572,196         610,776            N/A              N/A

JNL/S&P Retirement 2015 Division(1014)

  Accumulation unit value:
    Beginning of period                       $10.08             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,989             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1066)

  Accumulation unit value:
    Beginning of period                       $10.51             N/A              N/A              N/A              N/A
    End of period                             $10.94             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,101             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division(1062)

  Accumulation unit value:
    Beginning of period                       $10.42             N/A              N/A              N/A              N/A
    End of period                             $11.01             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          337              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1006)

  Accumulation unit value:
    Beginning of period                        $9.96             N/A              N/A              N/A              N/A
    End of period                             $10.56             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,606             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(584)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.60             N/A              N/A
    End of period                               N/A              N/A            $10.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(581)

  Accumulation unit value:
    Beginning of period                       $22.89           $22.14           $20.10             N/A              N/A
    End of period                             $25.55           $22.89           $22.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                        370,779          227,117          88,071             N/A              N/A

JNL/Select Global Growth Division(597)

  Accumulation unit value:
    Beginning of period                       $22.33           $22.31           $20.30             N/A              N/A
    End of period                             $24.85           $22.33           $22.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,156           12,019            3,827             N/A              N/A

JNL/Select Large Cap Growth Division(595)

  Accumulation unit value:
    Beginning of period                       $25.80           $25.10           $24.73             N/A              N/A
    End of period                             $26.51           $25.80           $25.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,624           12,702            9,327             N/A              N/A

JNL/Select Money Market Division(583)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.76           $11.82             N/A              N/A
    End of period                             $12.18           $11.86           $11.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                        846,464          469,721          152,752            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(581)

  Accumulation unit value:
    Beginning of period                       $17.31           $16.29           $14.35             N/A              N/A
    End of period                             $20.55           $17.31           $16.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        471,954          122,775          49,254             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(573)

  Accumulation unit value:
    Beginning of period                       $25.83           $24.79           $22.84             N/A              N/A
    End of period                             $28.84           $25.83           $24.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                        288,652          177,361          70,116             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(480)

  Accumulation unit value:
    Beginning of period                       $36.06           $32.18           $27.76           $27.38             N/A
    End of period                             $37.82           $36.06           $32.18           $27.76             N/A
  Accumulation units outstanding
  at the end of period                        241,190          154,147          55,816           10,526             N/A

JNL/T.Rowe Price Value Division(573)

  Accumulation unit value:
    Beginning of period                       $13.52           $12.97           $11.54             N/A              N/A
    End of period                             $15.94           $13.52           $12.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        578,267          357,583          143,739            N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.70           $12.72           $12.38             N/A              N/A
    End of period                             $13.79           $12.70           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,117,198         302,217          437,024            N/A              N/A

JNL/Western Asset Strategic Bond
Division(391)

  Accumulation unit value:
    Beginning of period                       $18.05           $17.91           $17.06           $16.11             N/A
    End of period                             $18.56           $18.05           $17.91           $17.06             N/A
  Accumulation units outstanding
  at the end of period                        554,317          281,312          61,617              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(391)

  Accumulation unit value:
    Beginning of period                       $15.06           $14.98           $14.69           $14.31             N/A
    End of period                             $15.27           $15.06           $14.98           $14.69             N/A
  Accumulation units outstanding
  at the end of period                        197,294          131,995          35,365              -               N/A


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.82%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $11.62           $11.04           $10.22            $8.00           $10.19
    End of period                             $12.31           $11.62           $11.04           $10.22            $8.00
  Accumulation units outstanding
  at the end of period                         5,723            1,266            1,469            1,264            1,059

JNL/AIM Premier Equity II Division(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.37            $7.78           $10.34
    End of period                               N/A              N/A             $9.15            $9.37            $7.78
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               242              244

JNL/AIM Real Estate Division(1076)

  Accumulation unit value:
    Beginning of period                       $12.22             N/A              N/A              N/A              N/A
    End of period                             $15.48             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,006             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $12.53           $11.77           $11.22            $8.25           $11.00
    End of period                             $14.09           $12.53           $11.77           $11.22            $8.25
  Accumulation units outstanding
  at the end of period                         8,399            9,107            9,382            7,834            4,909

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $18.52           $16.79           $16.28           $12.25           $17.04
    End of period                             $19.09           $18.52           $16.79           $16.28           $12.25
  Accumulation units outstanding
  at the end of period                         5,890            6,939            7,385            7,873            7,812

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $16.89           $16.63           $15.93           $13.03           $16.41
    End of period                             $18.63           $16.89           $16.63           $15.93           $13.03
  Accumulation units outstanding
  at the end of period                         1,805            1,909            1,933            1,881             36

JNL/Eagle SmallCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $19.16           $19.03           $16.31           $11.86           $16.19
    End of period                             $22.59           $19.16           $19.03           $16.31           $11.86
  Accumulation units outstanding
  at the end of period                          429              490              497              987              23

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.02            $9.33            $8.35            $9.10
    End of period                             $11.79           $10.83           $10.02            $9.33            $8.35
  Accumulation units outstanding
  at the end of period                         1,518            1,739            1,750            1,454              -

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(965)

  Accumulation unit value:
    Beginning of period                       $10.90           $11.14             N/A              N/A              N/A
    End of period                             $12.60           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          618              738              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(965)

  Accumulation unit value:
    Beginning of period                       $11.25           $11.29             N/A              N/A              N/A
    End of period                             $12.79           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          854              728              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(118)

  Accumulation unit value:
    Beginning of period                       $14.07           $12.95           $11.33            $8.98           $11.71
    End of period                             $16.94           $14.07           $12.95           $11.33            $8.98
  Accumulation units outstanding
  at the end of period                         2,812            2,637            1,795           12,828           12,303

JNL/JPMorgan International Value
Division(308)

  Accumulation unit value:
    Beginning of period                       $11.84           $10.17            $8.45            $5.88             N/A
    End of period                             $15.35           $11.84           $10.17            $8.45             N/A
  Accumulation units outstanding
  at the end of period                         2,595            2,602            2,469            2,477             N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $17.90           $16.76           $13.68           $10.81           $13.24
    End of period                             $20.14           $17.90           $16.76           $13.68           $10.81
  Accumulation units outstanding
  at the end of period                        10,191           14,300           13,722           13,879            7,851

JNL/Lazard Small Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $14.61           $14.22           $12.55            $9.21           $12.04
    End of period                             $16.76           $14.61           $14.22           $12.55            $9.21
  Accumulation units outstanding
  at the end of period                        11,257           11,833           16,659           16,746            8,993






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(175)

  Accumulation unit value:
    Beginning of period                       $11.19           $11.74            $9.80            $7.52            $8.28
    End of period                             $12.33           $11.19           $11.74            $9.80            $7.52
  Accumulation units outstanding
  at the end of period                         8,742            9,149            9,471            4,439            1,707

JNL/MCM Bond Index Division(163)

  Accumulation unit value:
    Beginning of period                       $10.98           $10.98           $10.79           $10.67           $10.37
    End of period                             $11.17           $10.98           $10.98           $10.79           $10.67
  Accumulation units outstanding
  at the end of period                         6,295            7,396            8,137            4,675            2,556

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(118)

  Accumulation unit value:
    Beginning of period                        $8.72            $9.41            $9.32            $7.54            $9.29
    End of period                             $11.09            $8.72            $9.41            $9.32            $7.54
  Accumulation units outstanding
  at the end of period                        14,192           15,360           14,895            6,841            2,041

JNL/MCM Dow Dividend Division(1149)

  Accumulation unit value:
    Beginning of period                       $10.87             N/A              N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          342              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(118)

  Accumulation unit value:
    Beginning of period                        $8.32            $8.13            $7.44            $5.87            $7.50
    End of period                              $9.55            $8.32            $8.13            $7.44            $5.87
  Accumulation units outstanding
  at the end of period                         4,990            6,299            5,965            5,973            4,201

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(175)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.55            $9.18            $7.02            $7.79
    End of period                             $17.19           $12.49           $11.55            $9.18            $7.02
  Accumulation units outstanding
  at the end of period                         4,965            5,740            6,759            1,549             264

JNL/MCM Healthcare Sector Division(965)

  Accumulation unit value:
    Beginning of period                       $11.16           $10.98             N/A              N/A              N/A
    End of period                             $11.64           $11.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               624              N/A              N/A              N/A

JNL/MCM International Index Division(179)

  Accumulation unit value:
    Beginning of period                       $14.95           $13.43           $11.45            $8.49            $8.70
    End of period                             $18.43           $14.95           $13.43           $11.45            $8.49
  Accumulation units outstanding
  at the end of period                        11,932           11,608           11,484            4,668            1,308

JNL/MCM JNL 5 Division(708)

  Accumulation unit value:
    Beginning of period                       $11.84           $10.90           $10.47             N/A              N/A
    End of period                             $13.82           $11.84           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,394           23,111            5,288             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(1076)

  Accumulation unit value:
    Beginning of period                       $24.45             N/A              N/A              N/A              N/A
    End of period                             $27.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          251              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(175)

  Accumulation unit value:
    Beginning of period                       $13.16            $9.76            $8.45            $7.24            $8.55
    End of period                             $13.53           $13.16            $9.76            $8.45            $7.24
  Accumulation units outstanding
  at the end of period                         8,783           10,483           12,044            5,167             241

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(163)

  Accumulation unit value:
    Beginning of period                       $13.97           $12.70           $11.17            $8.46            $8.06
    End of period                             $15.05           $13.97           $12.70           $11.17            $8.46
  Accumulation units outstanding
  at the end of period                         6,069            7,331            8,822            4,367            1,111






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.64           $10.38            $9.61            $7.66            $9.67
    End of period                             $12.03           $10.64           $10.38            $9.61            $7.66
  Accumulation units outstanding
  at the end of period                        14,938           14,936           15,775            5,728            1,640

JNL/MCM Select Small-Cap Division(175)

  Accumulation unit value:
    Beginning of period                       $19.31           $18.05           $16.33           $11.23           $11.75
    End of period                             $20.76           $19.31           $18.05           $16.33           $11.23
  Accumulation units outstanding
  at the end of period                         3,650            3,849            4,244            1,386             175

JNL/MCM Small Cap Index Division(163)

  Accumulation unit value:
    Beginning of period                       $13.33           $13.02           $11.29            $7.88            $7.60
    End of period                             $15.37           $13.33           $13.02           $11.29            $7.88
  Accumulation units outstanding
  at the end of period                         4,334            5,773            7,733            3,513            1,193

JNL/MCM Technology Sector Division(1222)

  Accumulation unit value:
    Beginning of period                        $6.08             N/A              N/A              N/A              N/A
    End of period                              $6.06             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,034             N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(852)

  Accumulation unit value:
    Beginning of period                       $15.57           $12.79             N/A              N/A              N/A
    End of period                             $15.07           $15.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,433            1,173             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.16            $9.64            $6.98            $9.15
    End of period                             $14.32           $12.47           $11.16            $9.64            $6.98
  Accumulation units outstanding
  at the end of period                        16,343           19,105           20,752            5,237             490

JNL/Oppenheimer Growth Division(225)

  Accumulation unit value:
    Beginning of period                        $8.68            $8.10            $7.91            $6.83            $7.13
    End of period                              $8.94            $8.68            $8.10            $7.91            $6.83
  Accumulation units outstanding
  at the end of period                         1,156            1,204            1,138             354              37

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $13.64           $13.57           $13.23           $12.86           $12.19
    End of period                             $13.86           $13.64           $13.57           $13.23           $12.86
  Accumulation units outstanding
  at the end of period                        10,573           12,346           10,928           12,296           10,924

JNL/PPM America High Yield Bond
Division(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.95           $12.83           $12.88
    End of period                               N/A              N/A            $15.41           $14.95           $12.83
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,023            2,098

JNL/Putnam Equity Division(309)

  Accumulation unit value:
    Beginning of period                       $20.71           $19.39           $17.47           $14.01             N/A
    End of period                             $23.13           $20.71           $19.39           $17.47             N/A
  Accumulation units outstanding
  at the end of period                          248              249               -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(225)

  Accumulation unit value:
    Beginning of period                        $8.17            $7.42            $6.37            $4.87            $4.94
    End of period                              $8.48            $8.17            $7.42            $6.37            $4.87
  Accumulation units outstanding
  at the end of period                          287              288              288              288              32

JNL/Putnam Value Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $19.61           $19.04           $17.67           $14.44           $17.95
    End of period                             $21.77           $19.61           $19.04           $17.67           $14.44
  Accumulation units outstanding
  at the end of period                          251              251              296              298              253

JNL/S&P Core Index 100 Division(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.21            $8.51            $9.86
    End of period                               N/A              N/A            $10.37           $10.21            $8.51
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             53,885            5,779

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(446)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.07            $9.64             N/A
    End of period                               N/A              N/A            $10.25           $10.07             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               195              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.27            $8.05           $10.32
    End of period                               N/A              N/A            $10.46           $10.27            $8.05
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,669            3,258

JNL/S&P Equity Growth Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.04            $7.89           $10.15
    End of period                               N/A              N/A            $10.20           $10.04            $7.89
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             19,477            8,149

JNL/S&P Managed Aggressive Growth
Division(142)

  Accumulation unit value:
    Beginning of period                       $13.13           $12.33           $11.15            $8.95            $9.91
    End of period                             $14.90           $13.13           $12.33           $11.15            $8.95
  Accumulation units outstanding
  at the end of period                        63,450           66,545           61,414           39,824           28,499

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(114)

  Accumulation unit value:
    Beginning of period                       $13.24           $12.55           $11.47            $9.60           $10.94
    End of period                             $14.84           $13.24           $12.55           $11.47            $9.60
  Accumulation units outstanding
  at the end of period                        23,185           60,713           65,225           15,408           17,347

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(174)

  Accumulation unit value:
    Beginning of period                       $12.81           $12.25           $11.39            $9.85           $10.01
    End of period                             $14.11           $12.81           $12.25           $11.39            $9.85
  Accumulation units outstanding
  at the end of period                        18,687           19,852           27,121           23,977           27,345

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(175)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.75            $8.39            $9.02
    End of period                               N/A              N/A            $10.97           $10.75            $8.39
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               448              228

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $22.87           $22.11           $20.31           $17.01           $18.53
    End of period                             $25.52           $22.87           $22.11           $20.31           $17.01
  Accumulation units outstanding
  at the end of period                         4,926            5,051            6,358            3,838             580

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $25.78           $25.08           $22.87           $17.19           $21.78
    End of period                             $26.48           $25.78           $25.08           $22.87           $17.19
  Accumulation units outstanding
  at the end of period                          706              707              707              707              509

JNL/Select Money Market Division(287)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.75           $11.87           $12.01             N/A
    End of period                             $12.16           $11.85           $11.75           $11.87             N/A
  Accumulation units outstanding
  at the end of period                         3,260             978              982               -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(965)

  Accumulation unit value:
    Beginning of period                       $17.30           $17.47             N/A              N/A              N/A
    End of period                             $20.54           $17.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,018            1,568             N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(225)

  Accumulation unit value:
    Beginning of period                       $25.80           $24.76           $22.95           $17.90           $18.21
    End of period                             $28.80           $25.80           $24.76           $22.95           $17.90
  Accumulation units outstanding
  at the end of period                         6,130            6,302            6,028            4,154             43

JNL/T.Rowe Price Mid-Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $36.02           $32.15           $27.74           $20.38           $26.43
    End of period                             $37.78           $36.02           $32.15           $27.74           $20.38
  Accumulation units outstanding
  at the end of period                         6,035            6,390            6,159            5,164            2,803

JNL/T.Rowe Price Value Division(169)

  Accumulation unit value:
    Beginning of period                       $13.51           $12.96           $11.46            $8.98            $9.04
    End of period                             $15.93           $13.51           $12.96           $11.46            $8.98
  Accumulation units outstanding
  at the end of period                        34,525           38,108           36,169           27,323           22,118

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.69           $12.71           $12.37             N/A              N/A
    End of period                             $13.78           $12.69           $12.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,857            4,894            5,208             N/A              N/A

JNL/Western Asset Strategic Bond
Division(163)

  Accumulation unit value:
    Beginning of period                       $18.03           $17.89           $17.04           $15.29           $14.37
    End of period                             $18.53           $18.03           $17.89           $17.04           $15.29
  Accumulation units outstanding
  at the end of period                         2,172            2,657            1,603            2,339            1,302






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(163)

  Accumulation unit value:
    Beginning of period                       $15.04           $14.97           $14.68           $14.77           $14.33
    End of period                             $15.25           $15.04           $14.97           $14.68           $14.77
  Accumulation units outstanding
  at the end of period                         2,862            6,819            6,680            6,754            6,721


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.845%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(121)

  Accumulation unit value:
    Beginning of period                       $11.61           $11.03           $10.21            $8.00           $10.19
    End of period                             $12.29           $11.61           $11.03           $10.21            $8.00
  Accumulation units outstanding
  at the end of period                        27,567           21,464           25,134           12,197            5,096

JNL/AIM Premier Equity II Division(122)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.35            $7.76           $10.04
    End of period                               N/A              N/A             $9.13            $9.35            $7.76
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             11,017            9,816

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                       $11.56           $11.24             N/A              N/A              N/A
    End of period                             $15.48           $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,505            3,064             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(121)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.76           $11.21            $8.25           $11.00
    End of period                             $14.07           $12.52           $11.76           $11.21            $8.25
  Accumulation units outstanding
  at the end of period                        19,441           21,670           28,636           30,965            8,037

JNL/Alger Growth Division(121)

  Accumulation unit value:
    Beginning of period                       $18.47           $16.75           $16.25           $12.23           $17.01
    End of period                             $19.03           $18.47           $16.75           $16.25           $12.23
  Accumulation units outstanding
  at the end of period                        13,192           15,384           16,157           14,638            6,832

JNL/Alliance Capital Growth Division(251)

  Accumulation unit value:
    Beginning of period                         N/A             $9.63            $9.23            $7.98             N/A
    End of period                               N/A             $8.75            $9.63            $9.23             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               960             3,954             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(121)

  Accumulation unit value:
    Beginning of period                       $16.81           $16.57           $15.87           $12.98           $16.39
    End of period                             $18.54           $16.81           $16.57           $15.87           $12.98
  Accumulation units outstanding
  at the end of period                        12,278            9,778           11,568            9,193            6,638

JNL/Eagle SmallCap Equity Division(121)

  Accumulation unit value:
    Beginning of period                       $18.99           $18.86           $16.17           $11.77           $16.17
    End of period                             $22.38           $18.99           $18.86           $16.17           $11.77
  Accumulation units outstanding
  at the end of period                         5,663            4,451            6,889            3,905             426

JNL/FMR Balanced Division(121)

  Accumulation unit value:
    Beginning of period                       $10.79            $9.98            $9.30            $8.32            $9.09
    End of period                             $11.74           $10.79            $9.98            $9.30            $8.32
  Accumulation units outstanding
  at the end of period                        32,020           35,081           37,336           29,660            8,262

JNL/FMR MidCap Equity Division(232)

  Accumulation unit value:
    Beginning of period                       $20.98           $20.13           $17.37           $13.05           $13.66
    End of period                             $23.08           $20.98           $20.13           $17.37           $13.05
  Accumulation units outstanding
  at the end of period                         1,856            2,589            1,910             551              185






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1134)

  Accumulation unit value:
    Beginning of period                       $10.20             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,742             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(907)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.96             N/A              N/A              N/A
    End of period                             $12.59           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          361               -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(918)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.99             N/A              N/A              N/A
    End of period                             $12.78           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          647               -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1099)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,022             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(121)

  Accumulation unit value:
    Beginning of period                       $14.04           $12.92           $11.31            $8.96           $11.69
    End of period                             $16.89           $14.04           $12.92           $11.31            $8.96
  Accumulation units outstanding
  at the end of period                        10,937            8,358            5,218            1,109              -

JNL/JPMorgan International Value
Division(289)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.15            $8.44            $5.62             N/A
    End of period                             $15.31           $11.82           $10.15            $8.44             N/A
  Accumulation units outstanding
  at the end of period                        50,630           32,626           35,140           48,936             N/A

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,068             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(251)

  Accumulation unit value:
    Beginning of period                       $17.87           $16.73           $13.66           $10.80           $13.19
    End of period                             $20.10           $17.87           $16.73           $13.66           $10.80
  Accumulation units outstanding
  at the end of period                        37,294           34,408           34,918           27,734            9,446

JNL/Lazard Small Cap Value Division(251)

  Accumulation unit value:
    Beginning of period                       $14.59           $14.20           $12.53            $9.20           $12.18
    End of period                             $16.72           $14.59           $14.20           $12.53            $9.20
  Accumulation units outstanding
  at the end of period                        32,709           27,914           41,085           25,253           19,507






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(127)

  Accumulation unit value:
    Beginning of period                       $11.17           $11.72            $9.79            $7.51            $9.25
    End of period                             $12.31           $11.17           $11.72            $9.79            $7.51
  Accumulation units outstanding
  at the end of period                        136,489          142,096          157,763          91,887           31,310

JNL/MCM Bond Index Division(133)

  Accumulation unit value:
    Beginning of period                       $10.97           $10.97           $10.78           $10.66           $10.09
    End of period                             $11.16           $10.97           $10.97           $10.78           $10.66
  Accumulation units outstanding
  at the end of period                        39,023           30,888           36,738           32,688           11,168

JNL/MCM Communications Sector
Division(747)

  Accumulation unit value:
    Beginning of period                        $4.42            $4.31             N/A              N/A              N/A
    End of period                              $5.90            $4.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,815            9,160             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(596)

  Accumulation unit value:
    Beginning of period                       $10.21           $10.65            $9.90             N/A              N/A
    End of period                             $11.37           $10.21           $10.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,409            4,669            3,843             N/A              N/A

JNL/MCM Dow 10 Division(121)

  Accumulation unit value:
    Beginning of period                        $8.70            $9.40            $9.31            $7.54            $9.29
    End of period                             $11.07            $8.70            $9.40            $9.31            $7.54
  Accumulation units outstanding
  at the end of period                        170,889          151,971          177,876          135,151          47,649

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,060             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(245)

  Accumulation unit value:
    Beginning of period                        $8.31            $8.12            $7.43            $5.86            $5.99
    End of period                              $9.53            $8.31            $8.12            $7.43            $5.86
  Accumulation units outstanding
  at the end of period                        15,334           19,102           18,787           14,573            3,534

JNL/MCM Financial Sector Division(577)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.86           $10.35             N/A              N/A
    End of period                             $14.40           $12.36           $11.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,417            2,234             240              N/A              N/A

JNL/MCM Global 15 Division(127)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.53            $9.17            $7.01            $8.54
    End of period                             $17.16           $12.47           $11.53            $9.17            $7.01
  Accumulation units outstanding
  at the end of period                        133,824          123,303          131,974          90,528           28,402

JNL/MCM Healthcare Sector Division(493)

  Accumulation unit value:
    Beginning of period                       $11.14           $10.55           $10.45             N/A              N/A
    End of period                             $11.62           $11.14           $10.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,842           10,058            2,161             N/A              N/A

JNL/MCM International Index Division(155)

  Accumulation unit value:
    Beginning of period                       $14.93           $13.42           $11.44            $8.49            $8.92
    End of period                             $18.41           $14.93           $13.42           $11.44            $8.49
  Accumulation units outstanding
  at the end of period                        24,764           26,725           29,331           21,818            2,375

JNL/MCM JNL 5 Division(727)

  Accumulation unit value:
    Beginning of period                       $11.84           $10.90           $10.74             N/A              N/A
    End of period                             $13.81           $11.84           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        98,895           53,193            7,647             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1095)

  Accumulation unit value:
    Beginning of period                        $9.04             N/A              N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,229             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(678)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.82           $10.03             N/A              N/A
    End of period                             $10.81           $10.52           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,418           10,279            5,076             N/A              N/A

JNL/MCM Oil & Gas Sector Division(493)

  Accumulation unit value:
    Beginning of period                       $22.86           $17.02           $13.17             N/A              N/A
    End of period                             $27.11           $22.86           $17.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,269           17,325            7,933             N/A              N/A

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                       $13.14            $9.75            $8.44            $7.23            $9.63
    End of period                             $13.50           $13.14            $9.75            $8.44            $7.23
  Accumulation units outstanding
  at the end of period                        96,014           109,307          123,189          87,585           29,281

JNL/MCM S&P 24 Division(1077)

  Accumulation unit value:
    Beginning of period                        $9.60             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,858             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(121)

  Accumulation unit value:
    Beginning of period                       $13.96           $12.70           $11.17            $8.46           $10.81
    End of period                             $15.03           $13.96           $12.70           $11.17            $8.46
  Accumulation units outstanding
  at the end of period                        35,585           54,862           67,771           35,469            3,345






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(121)

  Accumulation unit value:
    Beginning of period                       $10.63           $10.37            $9.60            $7.65            $9.67
    End of period                             $12.01           $10.63           $10.37            $9.60            $7.65
  Accumulation units outstanding
  at the end of period                        113,025          135,473          142,077          85,800           16,925

JNL/MCM Select Small-Cap Division(127)

  Accumulation unit value:
    Beginning of period                       $19.28           $18.03           $16.31           $11.22           $13.80
    End of period                             $20.72           $19.28           $18.03           $16.31           $11.22
  Accumulation units outstanding
  at the end of period                        54,499           56,139           65,447           51,033           20,999

JNL/MCM Small Cap Index Division(107)

  Accumulation unit value:
    Beginning of period                       $13.31           $13.01           $11.29            $7.88           $10.37
    End of period                             $15.36           $13.31           $13.01           $11.29            $7.88
  Accumulation units outstanding
  at the end of period                        34,592           46,667           53,176           41,777            3,527

JNL/MCM Technology Sector Division(497)

  Accumulation unit value:
    Beginning of period                        $5.63            $5.60            $6.15             N/A              N/A
    End of period                              $6.05            $5.63            $5.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,020           12,454            1,928             N/A              N/A

JNL/MCM Value Line 25 Division(678)

  Accumulation unit value:
    Beginning of period                       $15.56           $11.42            $9.91             N/A              N/A
    End of period                             $15.07           $15.56           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,747           46,944           14,728             N/A              N/A

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.07           $10.04             N/A              N/A
    End of period                             $13.14           $11.93           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,021           11,915            5,293             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(121)

  Accumulation unit value:
    Beginning of period                       $12.45           $11.15            $9.63            $6.98            $9.15
    End of period                             $14.30           $12.45           $11.15            $9.63            $6.98
  Accumulation units outstanding
  at the end of period                        24,345           21,246           18,450           14,977            3,319

JNL/Oppenheimer Growth Division(121)

  Accumulation unit value:
    Beginning of period                        $8.65            $8.07            $7.89            $6.82            $8.68
    End of period                              $8.91            $8.65            $8.07            $7.89            $6.82
  Accumulation units outstanding
  at the end of period                        13,854           14,160           14,414           10,529            3,180

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(251)

  Accumulation unit value:
    Beginning of period                       $13.61           $13.55           $13.21           $12.85           $12.25
    End of period                             $13.83           $13.61           $13.55           $13.21           $12.85
  Accumulation units outstanding
  at the end of period                        116,024          148,259          147,393          130,556          111,887

JNL/PPM America High Yield Bond
Division(121)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.92           $12.80           $12.86
    End of period                               N/A              N/A            $15.37           $14.92           $12.80
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             83,936            5,646

JNL/Putnam Equity Division(148)

  Accumulation unit value:
    Beginning of period                       $20.65           $19.35           $17.43           $13.96           $15.38
    End of period                             $23.07           $20.65           $19.35           $17.43           $13.96
  Accumulation units outstanding
  at the end of period                         2,777            3,363            5,161            5,685             705






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(148)

  Accumulation unit value:
    Beginning of period                        $8.17            $7.42            $6.37            $4.86            $5.40
    End of period                              $8.48            $8.17            $7.42            $6.37            $4.86
  Accumulation units outstanding
  at the end of period                        14,470           16,494           16,780           20,251            6,201

JNL/Putnam Value Equity Division(121)

  Accumulation unit value:
    Beginning of period                       $19.56           $18.99           $17.63           $14.42           $17.92
    End of period                             $21.71           $19.56           $18.99           $17.63           $14.42
  Accumulation units outstanding
  at the end of period                         4,255            5,032            3,773            5,614            3,958

JNL/S&P Core Index 100 Division(121)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.20            $8.51            $9.86
    End of period                               N/A              N/A            $10.36           $10.20            $8.51
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             17,758           16,835

JNL/S&P Core Index 50 Division(121)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.90            $7.70            $9.88
    End of period                               N/A              N/A            $10.07            $9.90            $7.70
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             22,200           22,779

JNL/S&P Core Index 75 Division(173)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.06            $8.11            $8.51
    End of period                               N/A              N/A            $10.25           $10.06            $8.11
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -             22,074

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(423)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.25            $9.40             N/A
    End of period                               N/A              N/A            $10.45           $10.25             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,643             N/A

JNL/S&P Equity Growth Division I(121)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.03            $7.88           $10.14
    End of period                               N/A              N/A            $10.19           $10.03            $7.88
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             44,010            1,552

JNL/S&P Managed Aggressive Growth
Division(121)

  Accumulation unit value:
    Beginning of period                       $13.10           $12.30           $11.13            $8.94           $10.99
    End of period                             $14.87           $13.10           $12.30           $11.13            $8.94
  Accumulation units outstanding
  at the end of period                        88,322           112,507          133,837          34,011           22,896

JNL/S&P Managed Conservative Division(759)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.27             N/A              N/A              N/A
    End of period                             $11.11           $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,063            6,902             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(121)

  Accumulation unit value:
    Beginning of period                       $13.22           $12.53           $11.46            $9.59           $11.11
    End of period                             $14.81           $13.22           $12.53           $11.46            $9.59
  Accumulation units outstanding
  at the end of period                        173,859          203,613          217,716          174,553          97,686

JNL/S&P Managed Moderate Division(1108)

  Accumulation unit value:
    Beginning of period                       $10.95             N/A              N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,381             N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(121)

  Accumulation unit value:
    Beginning of period                       $12.78           $12.23           $11.37            $9.84           $10.87
    End of period                             $14.08           $12.78           $12.23           $11.37            $9.84
  Accumulation units outstanding
  at the end of period                        251,433          229,434          204,097          147,635          55,711

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(121)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.74            $8.38           $10.75
    End of period                               N/A              N/A            $10.95           $10.74            $8.38
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,281            3,507

JNL/Select Balanced Division(121)

  Accumulation unit value:
    Beginning of period                       $22.81           $22.06           $20.27           $16.98           $18.49
    End of period                             $25.45           $22.81           $22.06           $20.27           $16.98
  Accumulation units outstanding
  at the end of period                        36,619           36,882           42,174           30,859            5,038

JNL/Select Global Growth Division(773)

  Accumulation unit value:
    Beginning of period                       $22.23           $21.27             N/A              N/A              N/A
    End of period                             $24.72           $22.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          171              24               N/A              N/A              N/A

JNL/Select Large Cap Growth Division(121)

  Accumulation unit value:
    Beginning of period                       $25.71           $25.02           $22.82           $17.16           $21.74
    End of period                             $26.40           $25.71           $25.02           $22.82           $17.16
  Accumulation units outstanding
  at the end of period                         6,204           11,125            9,998            7,822            2,277

JNL/Select Money Market Division(121)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.72           $11.85           $12.01           $12.08
    End of period                             $12.13           $11.82           $11.72           $11.85           $12.01
  Accumulation units outstanding
  at the end of period                        39,509           31,836           63,542           91,634            9,287






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(306)

  Accumulation unit value:
    Beginning of period                       $17.29           $16.28           $14.45           $10.57             N/A
    End of period                             $20.52           $17.29           $16.28           $14.45             N/A
  Accumulation units outstanding
  at the end of period                        12,487           14,653           12,348            5,507             N/A

JNL/T.Rowe Price Established Growth
Division(121)

  Accumulation unit value:
    Beginning of period                       $25.73           $24.71           $22.90           $17.87           $22.37
    End of period                             $28.72           $25.73           $24.71           $22.90           $17.87
  Accumulation units outstanding
  at the end of period                        26,978           23,972           23,915           16,265            4,031

JNL/T.Rowe Price Mid-Cap Growth
Division(121)

  Accumulation unit value:
    Beginning of period                       $35.92           $32.07           $27.68           $20.34           $26.38
    End of period                             $37.67           $35.92           $32.07           $27.68           $20.34
  Accumulation units outstanding
  at the end of period                        17,839           16,421           15,749           12,684            1,814

JNL/T.Rowe Price Value Division(121)

  Accumulation unit value:
    Beginning of period                       $13.49           $12.95           $11.45            $8.98           $11.37
    End of period                             $15.90           $13.49           $12.95           $11.45            $8.98
  Accumulation units outstanding
  at the end of period                        81,367           84,275           77,830           64,686           32,509

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.67           $12.69           $12.35             N/A              N/A
    End of period                             $13.75           $12.67           $12.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        113,630          81,222           133,298            N/A              N/A

JNL/Western Asset Strategic Bond
Division(121)

  Accumulation unit value:
    Beginning of period                       $17.98           $17.85           $17.00           $15.26           $14.66
    End of period                             $18.48           $17.98           $17.85           $17.00           $15.26
  Accumulation units outstanding
  at the end of period                        21,068           23,352           16,295           13,259            2,901






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(121)

  Accumulation unit value:
    Beginning of period                       $15.00           $14.93           $14.64           $14.74           $13.61
    End of period                             $15.21           $15.00           $14.93           $14.64           $14.74
  Accumulation units outstanding
  at the end of period                        21,669           32,558           36,329           48,268           30,006


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.85%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(99)

  Accumulation unit value:
    Beginning of period                       $11.61           $11.03           $10.21            $8.00           $10.30
    End of period                             $12.29           $11.61           $11.03           $10.21            $8.00
  Accumulation units outstanding
  at the end of period                        46,372           49,902           28,396              -                -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(825)

  Accumulation unit value:
    Beginning of period                       $11.56           $10.23             N/A              N/A              N/A
    End of period                             $15.47           $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        54,263           17,146             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(86)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.76           $11.21            $8.25           $11.02
    End of period                             $14.07           $12.52           $11.76           $11.21            $8.25
  Accumulation units outstanding
  at the end of period                        17,497           12,042            8,388             982               -

JNL/Alger Growth Division(78)

  Accumulation unit value:
    Beginning of period                       $18.46           $16.74           $16.24           $12.23           $17.90
    End of period                             $19.02           $18.46           $16.74           $16.24           $12.23
  Accumulation units outstanding
  at the end of period                         4,765            9,103            4,544             645               -

JNL/Alliance Capital Growth Division(556)

  Accumulation unit value:
    Beginning of period                         N/A             $9.63            $9.44             N/A              N/A
    End of period                               N/A             $8.74            $9.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,182             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(61)

  Accumulation unit value:
    Beginning of period                       $16.80           $16.56           $15.86           $12.98           $16.26
    End of period                             $18.53           $16.80           $16.56           $15.86           $12.98
  Accumulation units outstanding
  at the end of period                        46,636           31,027           13,668              -                -

JNL/Eagle SmallCap Equity Division(99)

  Accumulation unit value:
    Beginning of period                       $18.98           $18.86           $16.17           $11.77           $16.61
    End of period                             $22.37           $18.98           $18.86           $16.17           $11.77
  Accumulation units outstanding
  at the end of period                        21,455           12,827           10,926             638               -

JNL/FMR Balanced Division(76)

  Accumulation unit value:
    Beginning of period                       $10.79            $9.98            $9.29            $8.32            $9.22
    End of period                             $11.73           $10.79            $9.98            $9.29            $8.32
  Accumulation units outstanding
  at the end of period                        61,937           46,533           16,637              -                -

JNL/FMR MidCap Equity Division(518)

  Accumulation unit value:
    Beginning of period                       $20.97           $20.12           $17.98             N/A              N/A
    End of period                             $23.07           $20.97           $20.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,013            9,682            1,005             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1070)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,501             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(831)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.99             N/A              N/A              N/A
    End of period                             $12.59           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,539            2,483             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(831)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.12             N/A              N/A              N/A
    End of period                             $12.78           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,489           11,859             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1064)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,452             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(94)

  Accumulation unit value:
    Beginning of period                       $14.03           $12.91           $11.30            $8.96           $11.43
    End of period                             $16.88           $14.03           $12.91           $11.30            $8.96
  Accumulation units outstanding
  at the end of period                        30,766           26,044            7,203              -                -

JNL/JPMorgan International Value
Division(494)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.15            $8.71             N/A              N/A
    End of period                             $15.30           $11.81           $10.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        92,959           54,632           34,357             N/A              N/A

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,089             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(89)

  Accumulation unit value:
    Beginning of period                       $17.86           $16.72           $13.66           $10.79           $13.14
    End of period                             $20.09           $17.86           $16.72           $13.66           $10.79
  Accumulation units outstanding
  at the end of period                        48,673           50,671           22,243             693               -

JNL/Lazard Small Cap Value Division(78)

  Accumulation unit value:
    Beginning of period                       $14.58           $14.19           $12.53            $9.19           $11.98
    End of period                             $16.72           $14.58           $14.19           $12.53            $9.19
  Accumulation units outstanding
  at the end of period                        33,722           31,391           16,932            1,596              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(426)

  Accumulation unit value:
    Beginning of period                       $11.17           $11.72            $9.79            $8.53             N/A
    End of period                             $12.30           $11.17           $11.72            $9.79             N/A
  Accumulation units outstanding
  at the end of period                        451,973          449,162          289,840          22,628             N/A

JNL/MCM Bond Index Division(435)

  Accumulation unit value:
    Beginning of period                       $10.97           $10.97           $10.78           $10.63             N/A
    End of period                             $11.16           $10.97           $10.97           $10.78             N/A
  Accumulation units outstanding
  at the end of period                        181,294          213,995          97,856            7,280             N/A

JNL/MCM Communications Sector
Division(608)

  Accumulation unit value:
    Beginning of period                        $4.41            $4.45            $3.95             N/A              N/A
    End of period                              $5.90            $4.41            $4.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,869            7,790            3,814             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(594)

  Accumulation unit value:
    Beginning of period                       $10.21           $10.66            $9.94             N/A              N/A
    End of period                             $11.38           $10.21           $10.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,303           18,639             192              N/A              N/A

JNL/MCM Dow 10 Division(51)

  Accumulation unit value:
    Beginning of period                        $8.70            $9.40            $9.30            $7.54            $8.31
    End of period                             $11.07            $8.70            $9.40            $9.30            $7.54
  Accumulation units outstanding
  at the end of period                        549,716          508,177          365,597          23,876              -

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        73,946             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(444)

  Accumulation unit value:
    Beginning of period                        $8.31            $8.12            $7.43            $6.95             N/A
    End of period                              $9.53            $8.31            $8.12            $7.43             N/A
  Accumulation units outstanding
  at the end of period                        39,025           24,526           88,210            1,440             N/A

JNL/MCM Financial Sector Division(567)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.86           $10.57             N/A              N/A
    End of period                             $14.40           $12.36           $11.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,543           13,737           20,813             N/A              N/A

JNL/MCM Global 15 Division(426)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.53            $9.17            $8.88             N/A
    End of period                             $17.15           $12.47           $11.53            $9.17             N/A
  Accumulation units outstanding
  at the end of period                        469,418          463,021          302,547          23,502             N/A

JNL/MCM Healthcare Sector Division(527)

  Accumulation unit value:
    Beginning of period                       $11.14           $10.54           $10.75             N/A              N/A
    End of period                             $11.62           $11.14           $10.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,099           35,369           30,921             N/A              N/A

JNL/MCM International Index Division(435)

  Accumulation unit value:
    Beginning of period                       $14.93           $13.42           $11.44           $10.52             N/A
    End of period                             $18.40           $14.93           $13.42           $11.44             N/A
  Accumulation units outstanding
  at the end of period                        229,831          210,375          105,980            628              N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                       $11.84           $10.90            $9.62             N/A              N/A
    End of period                             $13.81           $11.84           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,619,977        1,201,729         118,079            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1067)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,940             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(714)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.82           $10.55             N/A              N/A
    End of period                             $10.81           $10.52           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,471           22,463             781              N/A              N/A

JNL/MCM Oil & Gas Sector Division(608)

  Accumulation unit value:
    Beginning of period                       $22.86           $17.02           $14.58             N/A              N/A
    End of period                             $27.10           $22.86           $17.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,967           45,560           16,972             N/A              N/A

JNL/MCM S&P 10 Division(426)

  Accumulation unit value:
    Beginning of period                       $13.14            $9.75            $8.44            $7.64             N/A
    End of period                             $13.50           $13.14            $9.75            $8.44             N/A
  Accumulation units outstanding
  at the end of period                        462,392          482,951          336,468          25,797             N/A

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                        $9.78             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,423             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(86)

  Accumulation unit value:
    Beginning of period                       $13.95           $12.69           $11.17            $8.45           $10.65
    End of period                             $15.03           $13.95           $12.69           $11.17            $8.45
  Accumulation units outstanding
  at the end of period                        190,636          181,128          118,513           1,574              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(99)

  Accumulation unit value:
    Beginning of period                       $10.63           $10.37            $9.60            $7.65            $9.68
    End of period                             $12.01           $10.63           $10.37            $9.60            $7.65
  Accumulation units outstanding
  at the end of period                        350,511          352,791          224,538           2,403              -

JNL/MCM Select Small-Cap Division(426)

  Accumulation unit value:
    Beginning of period                       $19.27           $18.02           $16.31           $15.04             N/A
    End of period                             $20.71           $19.27           $18.02           $16.31             N/A
  Accumulation units outstanding
  at the end of period                        272,504          262,305          175,707          13,309             N/A

JNL/MCM Small Cap Index Division(435)

  Accumulation unit value:
    Beginning of period                       $13.31           $13.01           $11.29           $10.57             N/A
    End of period                             $15.35           $13.31           $13.01           $11.29             N/A
  Accumulation units outstanding
  at the end of period                        186,825          200,277          118,503            628              N/A

JNL/MCM Technology Sector Division(512)

  Accumulation unit value:
    Beginning of period                        $5.64            $5.60            $5.80             N/A              N/A
    End of period                              $6.05            $5.64            $5.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,809            7,334           32,910             N/A              N/A

JNL/MCM Value Line 25 Division(690)

  Accumulation unit value:
    Beginning of period                       $15.56           $11.42            $9.53             N/A              N/A
    End of period                             $15.06           $15.56           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        263,595          237,437          40,490             N/A              N/A

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.07           $10.38             N/A              N/A
    End of period                             $13.13           $11.93           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        181,480          175,695          25,401             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(99)

  Accumulation unit value:
    Beginning of period                       $12.45           $11.15            $9.63            $6.98            $9.14
    End of period                             $14.30           $12.45           $11.15            $9.63            $6.98
  Accumulation units outstanding
  at the end of period                        49,310           41,372           24,485             840               -

JNL/Oppenheimer Growth Division(99)

  Accumulation unit value:
    Beginning of period                        $8.65            $8.07            $7.89            $6.82            $8.79
    End of period                              $8.91            $8.65            $8.07            $7.89            $6.82
  Accumulation units outstanding
  at the end of period                        22,115           18,947           19,700            1,275              -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(51)

  Accumulation unit value:
    Beginning of period                       $13.60           $13.54           $13.21           $12.84           $12.23
    End of period                             $13.82           $13.60           $13.54           $13.21           $12.84
  Accumulation units outstanding
  at the end of period                        211,214          255,117          106,846           6,592              -

JNL/PPM America High Yield Bond
Division(61)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.91           $12.80           $12.62
    End of period                               N/A              N/A            $15.37           $14.91           $12.80
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               726               -

JNL/Putnam Equity Division(461)

  Accumulation unit value:
    Beginning of period                       $20.64           $19.34           $17.43           $16.54             N/A
    End of period                             $23.05           $20.64           $19.34           $17.43             N/A
  Accumulation units outstanding
  at the end of period                         2,680            2,698            1,380             657              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(589)

  Accumulation unit value:
    Beginning of period                        $8.17            $7.42            $6.64             N/A              N/A
    End of period                              $8.48            $8.17            $7.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,584            8,368            5,495             N/A              N/A

JNL/Putnam Value Equity Division(87)

  Accumulation unit value:
    Beginning of period                       $19.55           $18.99           $17.62           $14.41           $18.17
    End of period                             $21.70           $19.55           $18.99           $17.62           $14.41
  Accumulation units outstanding
  at the end of period                         3,547            3,645            3,686             820               -

JNL/S&P Core Index 100 Division(111)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.20            $8.51            $9.75
    End of period                               N/A              N/A            $10.35           $10.20            $8.51
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Core Index 50 Division(51)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.90            $7.70            $9.60
    End of period                               N/A              N/A            $10.07            $9.90            $7.70
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Core Index 75 Division(635)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.65             N/A              N/A
    End of period                               N/A              N/A            $10.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(585)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.12             N/A              N/A
    End of period                               N/A              N/A            $10.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(103)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.02            $7.88            $9.93
    End of period                               N/A              N/A            $10.18           $10.02            $7.88
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Managed Aggressive Growth
Division(57)

  Accumulation unit value:
    Beginning of period                       $13.10           $12.30           $11.13            $8.94           $10.56
    End of period                             $14.86           $13.10           $12.30           $11.13            $8.94
  Accumulation units outstanding
  at the end of period                        180,711          178,318          135,933          11,437              -

JNL/S&P Managed Conservative Division(678)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.30            $9.98             N/A              N/A
    End of period                             $11.11           $10.49           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        109,632          115,201          24,604             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(57)

  Accumulation unit value:
    Beginning of period                       $13.21           $12.52           $11.45            $9.58           $10.72
    End of period                             $14.80           $13.21           $12.52           $11.45            $9.58
  Accumulation units outstanding
  at the end of period                        514,024          489,778          399,894           4,498              -

JNL/S&P Managed Moderate Division(688)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.49            $9.91             N/A              N/A
    End of period                             $11.72           $10.82           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        158,390          173,285          22,558             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(51)

  Accumulation unit value:
    Beginning of period                       $12.78           $12.23           $11.37            $9.84           $10.67
    End of period                             $14.07           $12.78           $12.23           $11.37            $9.84
  Accumulation units outstanding
  at the end of period                        538,876          513,095          167,583            676               -

JNL/S&P Retirement 2015 Division(1044)

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1113)

  Accumulation unit value:
    Beginning of period                        $9.67             N/A              N/A              N/A              N/A
    End of period                             $10.94             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division(1144)

  Accumulation unit value:
    Beginning of period                       $10.16             N/A              N/A              N/A              N/A
    End of period                             $11.01             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1069)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.55             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,107             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(57)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.73            $8.37           $10.36
    End of period                               N/A              N/A            $10.95           $10.73            $8.37
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/Select Balanced Division(76)

  Accumulation unit value:
    Beginning of period                       $22.80           $22.05           $20.26           $16.98           $18.33
    End of period                             $25.44           $22.80           $22.05           $20.26           $16.98
  Accumulation units outstanding
  at the end of period                        101,856          84,050           64,484            3,839              -

JNL/Select Global Growth Division(593)

  Accumulation unit value:
    Beginning of period                       $22.24           $22.22           $20.23             N/A              N/A
    End of period                             $24.73           $22.24           $22.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,734            4,799            1,119             N/A              N/A

JNL/Select Large Cap Growth Division(86)

  Accumulation unit value:
    Beginning of period                       $25.70           $25.01           $22.81           $17.15           $23.08
    End of period                             $26.39           $25.70           $25.01           $22.81           $17.15
  Accumulation units outstanding
  at the end of period                         6,283            6,985            3,955              -                -

JNL/Select Money Market Division(61)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.70           $11.83           $12.00           $12.08
    End of period                             $12.11           $11.80           $11.70           $11.83           $12.00
  Accumulation units outstanding
  at the end of period                        70,892           66,821           16,421             122               -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(494)

  Accumulation unit value:
    Beginning of period                       $17.28           $16.28           $14.53             N/A              N/A
    End of period                             $20.52           $17.28           $16.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,432           26,955           17,334             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(61)

  Accumulation unit value:
    Beginning of period                       $25.72           $24.69           $22.89           $17.86           $22.36
    End of period                             $28.71           $25.72           $24.69           $22.89           $17.86
  Accumulation units outstanding
  at the end of period                        30,233           27,919           13,720             483               -

JNL/T.Rowe Price Mid-Cap Growth
Division(89)

  Accumulation unit value:
    Beginning of period                       $35.91           $32.06           $27.67           $20.33           $26.14
    End of period                             $37.64           $35.91           $32.06           $27.67           $20.33
  Accumulation units outstanding
  at the end of period                        25,992           24,523           10,766             809               -

JNL/T.Rowe Price Value Division(61)

  Accumulation unit value:
    Beginning of period                       $13.49           $12.94           $11.44            $8.98           $10.90
    End of period                             $15.89           $13.49           $12.94           $11.44            $8.98
  Accumulation units outstanding
  at the end of period                        147,216          145,878          35,025            1,470              -

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.67           $12.69           $12.34             N/A              N/A
    End of period                             $13.74           $12.67           $12.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,090           59,069           32,225             N/A              N/A

JNL/Western Asset Strategic Bond
Division(76)

  Accumulation unit value:
    Beginning of period                       $17.97           $17.84           $17.00           $15.25           $14.57
    End of period                             $18.47           $17.97           $17.84           $17.00           $15.25
  Accumulation units outstanding
  at the end of period                        76,437           85,888           22,099            4,967              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(61)

  Accumulation unit value:
    Beginning of period                       $14.99           $14.92           $14.64           $14.74           $13.69
    End of period                             $15.20           $14.99           $14.92           $14.64           $14.74
  Accumulation units outstanding
  at the end of period                        31,130           40,767           14,904            4,882              -


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.855%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(795)

  Accumulation unit value:
    Beginning of period                       $11.16           $11.56             N/A              N/A              N/A
    End of period                             $12.30           $11.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          110              105              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(795)

  Accumulation unit value:
    Beginning of period                        $8.69            $8.80             N/A              N/A              N/A
    End of period                             $11.06            $8.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          123              139              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(795)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.05             N/A              N/A              N/A
    End of period                             $17.14           $12.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          83               99               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(795)

  Accumulation unit value:
    Beginning of period                       $13.13           $10.51             N/A              N/A              N/A
    End of period                             $13.49           $13.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          103              92               N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(795)

  Accumulation unit value:
    Beginning of period                       $19.26           $17.41             N/A              N/A              N/A
    End of period                             $20.70           $19.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          67               64               N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(795)

  Accumulation unit value:
    Beginning of period                       $13.21           $12.10             N/A              N/A              N/A
    End of period                             $14.80           $13.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          466              463              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.86%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $11.60           $11.02           $10.21            $8.00            $9.64
    End of period                             $12.28           $11.60           $11.02           $10.21            $8.00
  Accumulation units outstanding
  at the end of period                        131,025          179,781          205,838          161,477          52,367

JNL/AIM Premier Equity II Division(110)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.34            $7.76            $9.89
    End of period                               N/A              N/A             $9.13            $9.34            $7.76
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             29,114            6,642

JNL/AIM Real Estate Division(826)

  Accumulation unit value:
    Beginning of period                       $11.56           $10.20             N/A              N/A              N/A
    End of period                             $15.47           $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        78,784           39,940             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(113)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.76           $11.21            $8.25           $10.63
    End of period                             $14.06           $12.51           $11.76           $11.21            $8.25
  Accumulation units outstanding
  at the end of period                        87,159           116,410          121,925          144,060          78,737

JNL/Alger Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $18.44           $16.73           $16.23           $12.22           $16.06
    End of period                             $19.00           $18.44           $16.73           $16.23           $12.22
  Accumulation units outstanding
  at the end of period                        62,535           83,492           80,854           97,840           26,974

JNL/Alliance Capital Growth Division(113)

  Accumulation unit value:
    Beginning of period                         N/A             $9.62            $9.22            $7.56            $9.34
    End of period                               N/A             $8.74            $9.62            $9.22            $7.56
  Accumulation units outstanding
  at the end of period                          N/A               -             124,827          196,906          151,176






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(107)

  Accumulation unit value:
    Beginning of period                       $16.79           $16.54           $15.85           $12.97           $16.12
    End of period                             $18.52           $16.79           $16.54           $15.85           $12.97
  Accumulation units outstanding
  at the end of period                        109,703          89,776           94,796           124,563          25,691

JNL/Eagle SmallCap Equity Division(109)

  Accumulation unit value:
    Beginning of period                       $18.96           $18.84           $16.16           $11.76           $15.98
    End of period                             $22.35           $18.96           $18.84           $16.16           $11.76
  Accumulation units outstanding
  at the end of period                        56,700           46,237           60,486           54,973           37,933

JNL/FMR Balanced Division(107)

  Accumulation unit value:
    Beginning of period                       $10.78            $9.98            $9.29            $8.32            $9.04
    End of period                             $11.73           $10.78            $9.98            $9.29            $8.32
  Accumulation units outstanding
  at the end of period                        138,691          209,021          208,797          160,864          90,759

JNL/FMR MidCap Equity Division(115)

  Accumulation unit value:
    Beginning of period                       $20.94           $20.10           $17.35           $13.03           $16.63
    End of period                             $23.04           $20.94           $20.10           $17.35           $13.03
  Accumulation units outstanding
  at the end of period                        14,919           20,283           24,705           33,366            7,157






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1074)

  Accumulation unit value:
    Beginning of period                        $9.90             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,409             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(834)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.26             N/A              N/A              N/A
    End of period                             $12.59           $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,701           11,505             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(825)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.21             N/A              N/A              N/A
    End of period                             $12.78           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,758           27,712             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,674             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(118)

  Accumulation unit value:
    Beginning of period                       $14.01           $12.90           $11.29            $8.95           $11.68
    End of period                             $16.86           $14.01           $12.90           $11.29            $8.95
  Accumulation units outstanding
  at the end of period                        89,053           100,109          106,210          132,887          102,860

JNL/JPMorgan International Value
Division(247)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.14            $8.43            $6.16            $6.12
    End of period                             $15.29           $11.80           $10.14            $8.43            $6.16
  Accumulation units outstanding
  at the end of period                        232,630          153,243          145,976          84,342             675

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,634             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(109)

  Accumulation unit value:
    Beginning of period                       $17.85           $16.71           $13.65           $10.79           $12.93
    End of period                             $20.07           $17.85           $16.71           $13.65           $10.79
  Accumulation units outstanding
  at the end of period                        202,177          297,587          325,666          212,988          118,377

JNL/Lazard Small Cap Value Division(109)

  Accumulation unit value:
    Beginning of period                       $14.57           $14.18           $12.52            $9.19           $11.95
    End of period                             $16.70           $14.57           $14.18           $12.52            $9.19
  Accumulation units outstanding
  at the end of period                        141,403          187,398          233,561          267,501          116,883






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(113)

  Accumulation unit value:
    Beginning of period                       $11.16           $11.71            $9.79            $7.51            $9.44
    End of period                             $12.29           $11.16           $11.71            $9.79            $7.51
  Accumulation units outstanding
  at the end of period                        774,100          844,186          805,224          717,214          317,029

JNL/MCM Bond Index Division(112)

  Accumulation unit value:
    Beginning of period                       $10.96           $10.96           $10.78           $10.66            $9.97
    End of period                             $11.15           $10.96           $10.96           $10.78           $10.66
  Accumulation units outstanding
  at the end of period                        360,611          428,602          552,371          463,567          116,168

JNL/MCM Communications Sector
Division(503)

  Accumulation unit value:
    Beginning of period                        $4.41            $4.45            $4.13             N/A              N/A
    End of period                              $5.89            $4.41            $4.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,432            1,222           15,024             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(478)

  Accumulation unit value:
    Beginning of period                       $10.20           $10.65            $9.85            $9.67             N/A
    End of period                             $11.36           $10.20           $10.65            $9.85             N/A
  Accumulation units outstanding
  at the end of period                        12,360           21,663            2,506             268              N/A

JNL/MCM Dow 10 Division(109)

  Accumulation unit value:
    Beginning of period                        $8.69            $9.39            $9.30            $7.53            $8.90
    End of period                             $11.06            $8.69            $9.39            $9.30            $7.53
  Accumulation units outstanding
  at the end of period                       1,079,437        1,197,910        1,091,274         935,790          410,448

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        173,215            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(114)

  Accumulation unit value:
    Beginning of period                        $8.30            $8.11            $7.43            $5.86            $7.28
    End of period                              $9.52            $8.30            $8.11            $7.43            $5.86
  Accumulation units outstanding
  at the end of period                        160,754          243,879          264,467          209,906          62,361

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.85           $10.64           $10.43             N/A
    End of period                             $14.39           $12.35           $11.85           $10.64             N/A
  Accumulation units outstanding
  at the end of period                        24,737           23,957           33,670             387              N/A

JNL/MCM Global 15 Division(113)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.52            $9.16            $7.01            $8.76
    End of period                             $17.14           $12.46           $11.52            $9.16            $7.01
  Accumulation units outstanding
  at the end of period                        803,679          853,956          797,216          668,113          282,233

JNL/MCM Healthcare Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $11.13           $10.54           $10.38           $10.15             N/A
    End of period                             $11.61           $11.13           $10.54           $10.38             N/A
  Accumulation units outstanding
  at the end of period                        84,276           66,861           65,317            5,231             N/A

JNL/MCM International Index Division(112)

  Accumulation unit value:
    Beginning of period                       $14.92           $13.42           $11.44            $8.49           $10.43
    End of period                             $18.39           $14.92           $13.42           $11.44            $8.49
  Accumulation units outstanding
  at the end of period                        314,502          361,285          501,065          484,553          164,277

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                       $11.84           $10.90            $9.68             N/A              N/A
    End of period                             $13.81           $11.84           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,304,053         785,835          74,806             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1154)

  Accumulation unit value:
    Beginning of period                        $9.83             N/A              N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,630             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(710)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.82           $10.59             N/A              N/A
    End of period                             $10.81           $10.52           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,892           34,591            7,115             N/A              N/A

JNL/MCM Oil & Gas Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $22.84           $17.01           $13.00           $12.78             N/A
    End of period                             $27.08           $22.84           $17.01           $13.00             N/A
  Accumulation units outstanding
  at the end of period                        72,151           62,493           44,526             399              N/A

JNL/MCM S&P 10 Division(113)

  Accumulation unit value:
    Beginning of period                       $13.13            $9.74            $8.44            $7.23            $9.50
    End of period                             $13.49           $13.13            $9.74            $8.44            $7.23
  Accumulation units outstanding
  at the end of period                        738,110          857,143          800,188          719,372          276,246

JNL/MCM S&P 24 Division(1158)

  Accumulation unit value:
    Beginning of period                        $9.96             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,972             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(112)

  Accumulation unit value:
    Beginning of period                       $13.95           $12.69           $11.17            $8.45           $10.56
    End of period                             $15.02           $13.95           $12.69           $11.17            $8.45
  Accumulation units outstanding
  at the end of period                        377,127          407,934          546,525          571,390          219,769






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(110)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.41            $9.63            $7.68            $9.17
    End of period                             $12.05           $10.66           $10.41            $9.63            $7.68
  Accumulation units outstanding
  at the end of period                        692,266          825,814         1,117,373        1,038,480         301,613

JNL/MCM Select Small-Cap Division(113)

  Accumulation unit value:
    Beginning of period                       $19.26           $18.01           $16.30           $11.22           $14.55
    End of period                             $20.70           $19.26           $18.01           $16.30           $11.22
  Accumulation units outstanding
  at the end of period                        456,880          478,396          444,449          440,702          189,004

JNL/MCM Small Cap Index Division(112)

  Accumulation unit value:
    Beginning of period                       $13.30           $13.00           $11.28            $7.88           $10.37
    End of period                             $15.34           $13.30           $13.00           $11.28            $7.88
  Accumulation units outstanding
  at the end of period                        324,271          355,586          508,548          530,792          212,147

JNL/MCM Technology Sector Division(491)

  Accumulation unit value:
    Beginning of period                        $5.63            $5.60            $6.01             N/A              N/A
    End of period                              $6.04            $5.63            $5.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,646           85,281           59,348             N/A              N/A

JNL/MCM Value Line 25 Division(677)

  Accumulation unit value:
    Beginning of period                       $15.56           $11.42           $10.02             N/A              N/A
    End of period                             $15.06           $15.56           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        324,510          210,973          57,110             N/A              N/A

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.07           $10.05             N/A              N/A
    End of period                             $13.13           $11.93           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        117,802          101,147          21,465             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(109)

  Accumulation unit value:
    Beginning of period                       $12.45           $11.15            $9.63            $6.98            $8.90
    End of period                             $14.29           $12.45           $11.15            $9.63            $6.98
  Accumulation units outstanding
  at the end of period                        224,245          230,051          249,403          221,909          135,922

JNL/Oppenheimer Growth Division(109)

  Accumulation unit value:
    Beginning of period                        $8.65            $8.07            $7.89            $6.82            $8.46
    End of period                              $8.90            $8.65            $8.07            $7.89            $6.82
  Accumulation units outstanding
  at the end of period                        78,639           86,484           87,323           78,609           22,326

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(107)

  Accumulation unit value:
    Beginning of period                       $13.59           $13.54           $13.20           $12.84           $12.24
    End of period                             $13.81           $13.59           $13.54           $13.20           $12.84
  Accumulation units outstanding
  at the end of period                        556,400          631,732          668,281          605,514          285,005

JNL/PPM America High Yield Bond
Division(107)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.90           $12.79           $12.93
    End of period                               N/A              N/A            $15.35           $14.90           $12.79
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             335,490          57,468

JNL/Putnam Equity Division(115)

  Accumulation unit value:
    Beginning of period                       $20.62           $19.32           $17.41           $13.94           $17.22
    End of period                             $23.03           $20.62           $19.32           $17.41           $13.94
  Accumulation units outstanding
  at the end of period                        17,365           24,874           23,041           31,520            2,949






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $8.16            $7.42            $6.37            $4.86            $6.57
    End of period                              $8.47            $8.16            $7.42            $6.37            $4.86
  Accumulation units outstanding
  at the end of period                        66,456           86,956           78,978           79,115           21,834

JNL/Putnam Value Equity Division(109)

  Accumulation unit value:
    Beginning of period                       $19.53           $18.97           $17.61           $14.40           $17.26
    End of period                             $21.67           $19.53           $18.97           $17.61           $14.40
  Accumulation units outstanding
  at the end of period                        68,159           87,633           99,195           100,690          58,132

JNL/S&P Core Index 100 Division(114)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.20            $8.51            $9.67
    End of period                               N/A              N/A            $10.35           $10.20            $8.51
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             164,170          128,473

JNL/S&P Core Index 50 Division(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.90            $7.70            $9.88
    End of period                               N/A              N/A            $10.06            $9.90            $7.70
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             32,327           36,938

JNL/S&P Core Index 75 Division(109)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.06            $8.10            $9.50
    End of period                               N/A              N/A            $10.24           $10.06            $8.10
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             85,229           49,126

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(109)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.24            $8.03            $9.90
    End of period                               N/A              N/A            $10.44           $10.24            $8.03
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             196,503          141,261

JNL/S&P Equity Growth Division I(109)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.02            $7.88            $9.74
    End of period                               N/A              N/A            $10.18           $10.02            $7.88
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             267,055          195,936

JNL/S&P Managed Aggressive Growth
Division(108)

  Accumulation unit value:
    Beginning of period                       $13.09           $12.29           $11.12            $8.93           $10.82
    End of period                             $14.85           $13.09           $12.29           $11.12            $8.93
  Accumulation units outstanding
  at the end of period                        960,982         1,174,982        1,363,476         432,846          247,080

JNL/S&P Managed Conservative Division(683)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.30            $9.95             N/A              N/A
    End of period                             $11.11           $10.49           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        109,396          59,622            2,989             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(107)

  Accumulation unit value:
    Beginning of period                       $13.20           $12.52           $11.45            $9.58           $11.01
    End of period                             $14.79           $13.20           $12.52           $11.45            $9.58
  Accumulation units outstanding
  at the end of period                       1,521,179        1,884,046        2,092,735        1,798,215        1,562,842

JNL/S&P Managed Moderate Division(678)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.49            $9.97             N/A              N/A
    End of period                             $11.72           $10.81           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        86,141           30,792            2,703             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(107)

  Accumulation unit value:
    Beginning of period                       $12.77           $12.22           $11.36            $9.83           $10.78
    End of period                             $14.06           $12.77           $12.22           $11.36            $9.83
  Accumulation units outstanding
  at the end of period                       1,082,106        1,503,085        1,426,480        1,325,854         533,868

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division(1162)

  Accumulation unit value:
    Beginning of period                       $10.32             N/A              N/A              N/A              N/A
    End of period                             $11.00             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,881             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(115)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.73            $8.37           $10.68
    End of period                               N/A              N/A            $10.94           $10.73            $8.37
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             79,032           13,184

JNL/Select Balanced Division(107)

  Accumulation unit value:
    Beginning of period                       $22.77           $22.03           $20.24           $16.96           $18.30
    End of period                             $25.40           $22.77           $22.03           $20.24           $16.96
  Accumulation units outstanding
  at the end of period                        208,242          258,602          244,818          148,408          92,571

JNL/Select Global Growth Division(666)

  Accumulation unit value:
    Beginning of period                       $22.21           $22.20           $19.99             N/A              N/A
    End of period                             $24.70           $22.21           $22.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,704            4,228            5,040             N/A              N/A

JNL/Select Large Cap Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $25.67           $24.98           $22.79           $17.14           $20.76
    End of period                             $26.36           $25.67           $24.98           $22.79           $17.14
  Accumulation units outstanding
  at the end of period                        45,109           67,164           83,244           62,874           38,399

JNL/Select Money Market Division(107)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.70           $11.83           $12.00           $12.07
    End of period                             $12.11           $11.80           $11.70           $11.83           $12.00
  Accumulation units outstanding
  at the end of period                        461,559          109,775          219,326          160,964          350,802






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(212)

  Accumulation unit value:
    Beginning of period                       $17.28           $16.28           $14.45           $10.92           $10.72
    End of period                             $20.51           $17.28           $16.28           $14.45           $10.92
  Accumulation units outstanding
  at the end of period                        131,490          123,570          128,590          99,372            1,487

JNL/T.Rowe Price Established Growth
Division(107)

  Accumulation unit value:
    Beginning of period                       $25.69           $24.67           $22.87           $17.85           $22.00
    End of period                             $28.67           $25.69           $24.67           $22.87           $17.85
  Accumulation units outstanding
  at the end of period                        177,709          182,030          143,503          138,451          30,173

JNL/T.Rowe Price Mid-Cap Growth
Division(109)

  Accumulation unit value:
    Beginning of period                       $35.87           $32.03           $27.64           $20.32           $25.16
    End of period                             $37.60           $35.87           $32.03           $27.64           $20.32
  Accumulation units outstanding
  at the end of period                        124,443          165,828          186,102          163,479          62,216

JNL/T.Rowe Price Value Division(107)

  Accumulation unit value:
    Beginning of period                       $13.48           $12.94           $11.44            $8.97           $11.18
    End of period                             $15.88           $13.48           $12.94           $11.44            $8.97
  Accumulation units outstanding
  at the end of period                        465,057          512,756          543,230          498,153          199,648

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.60           $12.63           $12.33             N/A              N/A
    End of period                             $13.67           $12.60           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        229,134          298,219          373,769            N/A              N/A

JNL/Western Asset Strategic Bond
Division(107)

  Accumulation unit value:
    Beginning of period                       $17.95           $17.82           $16.98           $15.24           $14.70
    End of period                             $18.45           $17.95           $17.82           $16.98           $15.24
  Accumulation units outstanding
  at the end of period                        161,785          168,455          128,050          111,725          27,625






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(107)

  Accumulation unit value:
    Beginning of period                       $14.98           $14.91           $14.62           $14.73           $13.65
    End of period                             $15.18           $14.98           $14.91           $14.62           $14.73
  Accumulation units outstanding
  at the end of period                        174,605          186,898          228,413          246,063          215,666





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.87%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(62)

  Accumulation unit value:
    Beginning of period                       $11.60           $11.02           $10.21            $8.00           $10.29
    End of period                             $12.28           $11.60           $11.02           $10.21            $8.00
  Accumulation units outstanding
  at the end of period                         2,176            2,273            2,377            2,486              -

JNL/AIM Premier Equity II Division(46)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.34            $7.76           $10.53
    End of period                               N/A              N/A             $9.12            $9.34            $7.76
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(66)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.75           $11.21            $8.25           $10.93
    End of period                             $14.05           $12.51           $11.75           $11.21            $8.25
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Alger Growth Division(62)

  Accumulation unit value:
    Beginning of period                       $18.42           $16.71           $16.21           $12.21           $17.15
    End of period                             $18.98           $18.42           $16.71           $16.21           $12.21
  Accumulation units outstanding
  at the end of period                          73               75               75                -                -

JNL/Alliance Capital Growth Division(49)

  Accumulation unit value:
    Beginning of period                         N/A             $9.62            $9.22            $7.55           $10.00
    End of period                               N/A             $8.73            $9.62            $9.22            $7.55
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(44)

  Accumulation unit value:
    Beginning of period                       $16.77           $16.53           $15.84           $12.96           $16.20
    End of period                             $18.50           $16.77           $16.53           $15.84           $12.96
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Eagle SmallCap Equity Division(49)

  Accumulation unit value:
    Beginning of period                       $18.94           $18.82           $16.14           $11.75           $14.92
    End of period                             $22.33           $18.94           $18.82           $16.14           $11.75
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/FMR Balanced Division(44)

  Accumulation unit value:
    Beginning of period                       $10.78            $9.97            $9.29            $8.32            $8.93
    End of period                             $11.72           $10.78            $9.97            $9.29            $8.32
  Accumulation units outstanding
  at the end of period                        16,820           13,888             143              118               -

JNL/FMR MidCap Equity Division(82)

  Accumulation unit value:
    Beginning of period                       $20.92           $20.08           $17.34           $13.02           $16.83
    End of period                             $23.01           $20.92           $20.08           $17.34           $13.02
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(91)

  Accumulation unit value:
    Beginning of period                       $14.00           $12.88           $11.28            $8.95           $11.44
    End of period                             $16.84           $14.00           $12.88           $11.28            $8.95
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/JPMorgan International Value
Division(421)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.13            $8.43            $7.18             N/A
    End of period                             $15.28           $11.79           $10.13            $8.43             N/A
  Accumulation units outstanding
  at the end of period                         4,714            4,975            5,263            2,137             N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(46)

  Accumulation unit value:
    Beginning of period                       $17.83           $16.70           $13.64           $10.78           $12.89
    End of period                             $20.05           $17.83           $16.70           $13.64           $10.78
  Accumulation units outstanding
  at the end of period                          638             2,522            2,648              -                -

JNL/Lazard Small Cap Value Division(46)

  Accumulation unit value:
    Beginning of period                       $14.56           $14.17           $12.51            $9.18           $11.31
    End of period                             $16.69           $14.56           $14.17           $12.51            $9.18
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(517)

  Accumulation unit value:
    Beginning of period                       $11.15           $11.70            $9.93             N/A              N/A
    End of period                             $12.28           $11.15           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,501           33,310           33,377             N/A              N/A

JNL/MCM Bond Index Division(72)

  Accumulation unit value:
    Beginning of period                       $10.96           $10.96           $10.78           $10.66            $9.85
    End of period                             $11.15           $10.96           $10.96           $10.78           $10.66
  Accumulation units outstanding
  at the end of period                           -                -               869               -                -

JNL/MCM Communications Sector
Division(598)

  Accumulation unit value:
    Beginning of period                        $4.41            $4.45            $3.92             N/A              N/A
    End of period                              $5.89            $4.41            $4.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM Consumer Brands Sector
Division(598)

  Accumulation unit value:
    Beginning of period                       $10.19           $10.64            $9.79             N/A              N/A
    End of period                             $11.35           $10.19           $10.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                          411              402              395              N/A              N/A

JNL/MCM Dow 10 Division(62)

  Accumulation unit value:
    Beginning of period                        $8.69            $9.39            $9.30            $7.53            $8.92
    End of period                             $11.05            $8.69            $9.39            $9.30            $7.53
  Accumulation units outstanding
  at the end of period                         1,994            3,211           23,516              -                -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(67)

  Accumulation unit value:
    Beginning of period                        $8.29            $8.11            $7.42            $5.86            $7.86
    End of period                              $9.51            $8.29            $8.11            $7.42            $5.86
  Accumulation units outstanding
  at the end of period                         8,061            5,561              -                -                -

JNL/MCM Financial Sector Division(598)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.85           $10.67             N/A              N/A
    End of period                             $14.38           $12.34           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          359              363              358              N/A              N/A

JNL/MCM Global 15 Division(520)

  Accumulation unit value:
    Beginning of period                       $12.45           $11.51           $10.10             N/A              N/A
    End of period                             $17.13           $12.45           $11.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,475           24,804           24,058             N/A              N/A

JNL/MCM Healthcare Sector Division(528)

  Accumulation unit value:
    Beginning of period                       $11.12           $10.53           $10.80             N/A              N/A
    End of period                             $11.60           $11.12           $10.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,072            2,836            2,760             N/A              N/A

JNL/MCM International Index Division(72)

  Accumulation unit value:
    Beginning of period                       $14.92           $13.41           $11.44            $8.49           $10.36
    End of period                             $18.39           $14.92           $13.41           $11.44            $8.49
  Accumulation units outstanding
  at the end of period                        25,921           23,900           18,423           13,679            7,768

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(528)

  Accumulation unit value:
    Beginning of period                       $22.82           $17.00           $14.00             N/A              N/A
    End of period                             $27.06           $22.82           $17.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,525            3,071            4,316             N/A              N/A

JNL/MCM S&P 10 Division(525)

  Accumulation unit value:
    Beginning of period                       $13.12            $9.74            $8.60             N/A              N/A
    End of period                             $13.48           $13.12            $9.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,552            3,882            7,030             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(44)

  Accumulation unit value:
    Beginning of period                       $13.94           $12.69           $11.16            $8.45           $10.04
    End of period                             $15.01           $13.94           $12.69           $11.16            $8.45
  Accumulation units outstanding
  at the end of period                        39,635           43,162           44,648           17,187            9,865






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(44)

  Accumulation unit value:
    Beginning of period                       $10.62           $10.37            $9.60            $7.65            $9.76
    End of period                             $12.00           $10.62           $10.37            $9.60            $7.65
  Accumulation units outstanding
  at the end of period                        28,156           28,372           33,725           22,656           13,070

JNL/MCM Select Small-Cap Division(520)

  Accumulation unit value:
    Beginning of period                       $19.25           $18.00           $15.70             N/A              N/A
    End of period                             $20.68           $19.25           $18.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,181            5,637            9,723             N/A              N/A

JNL/MCM Small Cap Index Division(44)

  Accumulation unit value:
    Beginning of period                       $13.30           $13.00           $11.28            $7.88            $9.93
    End of period                             $15.34           $13.30           $13.00           $11.28            $7.88
  Accumulation units outstanding
  at the end of period                        18,225           18,225           21,436           18,225           10,484

JNL/MCM Technology Sector Division(528)

  Accumulation unit value:
    Beginning of period                        $5.62            $5.59            $5.64             N/A              N/A
    End of period                              $6.04            $5.62            $5.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          773             2,135            2,103             N/A              N/A

JNL/MCM Value Line 25 Division(826)

  Accumulation unit value:
    Beginning of period                       $15.56           $11.93             N/A              N/A              N/A
    End of period                             $15.06           $15.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,604           10,687             N/A              N/A              N/A

JNL/MCM VIP Division(1172)

  Accumulation unit value:
    Beginning of period                       $12.42             N/A              N/A              N/A              N/A
    End of period                             $13.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,818             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(49)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.14            $9.63            $6.98            $8.64
    End of period                             $14.28           $12.44           $11.14            $9.63            $6.98
  Accumulation units outstanding
  at the end of period                          133              121              105              87                -

JNL/Oppenheimer Growth Division(49)

  Accumulation unit value:
    Beginning of period                        $8.64            $8.06            $7.88            $6.82            $8.67
    End of period                              $8.90            $8.64            $8.06            $7.88            $6.82
  Accumulation units outstanding
  at the end of period                          168              149              128              105               -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(43)

  Accumulation unit value:
    Beginning of period                       $13.58           $13.53           $13.19           $12.83           $12.17
    End of period                             $13.79           $13.58           $13.53           $13.19           $12.83
  Accumulation units outstanding
  at the end of period                         4,492            9,257           16,522              -                -

JNL/PPM America High Yield Bond
Division(44)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.89           $12.78           $12.74
    End of period                               N/A              N/A            $15.34           $14.89           $12.78
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/Putnam Equity Division(84)

  Accumulation unit value:
    Beginning of period                       $20.60           $19.30           $17.39           $13.93           $17.92
    End of period                             $23.00           $20.60           $19.30           $17.39           $13.93
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(49)

  Accumulation unit value:
    Beginning of period                        $8.16            $7.41            $6.37            $4.86            $6.47
    End of period                              $8.47            $8.16            $7.41            $6.37            $4.86
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Putnam Value Equity Division(44)

  Accumulation unit value:
    Beginning of period                       $19.51           $18.95           $17.59           $14.39           $17.68
    End of period                             $21.65           $19.51           $18.95           $17.59           $14.39
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/S&P Core Index 100 Division(42)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.19            $8.51            $9.92
    End of period                               N/A              N/A            $10.35           $10.19            $8.51
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Core Index 50 Division(41)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.90            $7.70            $9.93
    End of period                               N/A              N/A            $10.06            $9.90            $7.70
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Core Index 75 Division(89)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.06            $8.10            $9.94
    End of period                               N/A              N/A            $10.24           $10.06            $8.10
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(76)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.24            $8.03           $10.75
    End of period                               N/A              N/A            $10.43           $10.24            $8.03
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Equity Growth Division I(52)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.01            $7.87           $10.01
    End of period                               N/A              N/A            $10.17           $10.01            $7.87
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               196               -

JNL/S&P Managed Aggressive Growth
Division(71)

  Accumulation unit value:
    Beginning of period                       $13.08           $12.28           $11.11            $8.93           $11.32
    End of period                             $14.84           $13.08           $12.28           $11.11            $8.93
  Accumulation units outstanding
  at the end of period                         2,488            2,462            2,429             50                -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(42)

  Accumulation unit value:
    Beginning of period                       $13.19           $12.51           $11.44            $9.57           $11.03
    End of period                             $14.78           $13.19           $12.51           $11.44            $9.57
  Accumulation units outstanding
  at the end of period                          735              738              741               -                -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(42)

  Accumulation unit value:
    Beginning of period                       $12.88           $12.33           $11.46            $9.92           $10.85
    End of period                             $14.18           $12.88           $12.33           $11.46            $9.92
  Accumulation units outstanding
  at the end of period                          431              431              431              431               -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(85)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.72            $8.37           $11.08
    End of period                               N/A              N/A            $10.93           $10.72            $8.37
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/Select Balanced Division(44)

  Accumulation unit value:
    Beginning of period                       $22.75           $22.01           $20.22           $16.95           $17.71
    End of period                             $25.37           $22.75           $22.01           $20.22           $16.95
  Accumulation units outstanding
  at the end of period                         5,328            5,485           11,711              -                -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(44)

  Accumulation unit value:
    Beginning of period                       $25.64           $24.96           $22.77           $17.13           $23.80
    End of period                             $26.33           $25.64           $24.96           $22.77           $17.13
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Select Money Market Division(59)

  Accumulation unit value:
    Beginning of period                       $11.78           $11.68           $11.81           $11.98           $12.06
    End of period                             $12.08           $11.78           $11.68           $11.81           $11.98
  Accumulation units outstanding
  at the end of period                         7,819            2,534            2,534              -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(531)

  Accumulation unit value:
    Beginning of period                       $17.27           $16.27           $15.08             N/A              N/A
    End of period                             $20.50           $17.27           $16.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          161              165              165              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(44)

  Accumulation unit value:
    Beginning of period                       $25.66           $24.65           $22.85           $17.84           $22.54
    End of period                             $28.64           $25.66           $24.65           $22.85           $17.84
  Accumulation units outstanding
  at the end of period                         2,531             572              591               -                -

JNL/T.Rowe Price Mid-Cap Growth
Division(49)

  Accumulation unit value:
    Beginning of period                       $35.83           $31.99           $27.62           $20.30           $24.50
    End of period                             $37.56           $35.83           $31.99           $27.62           $20.30
  Accumulation units outstanding
  at the end of period                          619              649              680              497               -

JNL/T.Rowe Price Value Division(44)

  Accumulation unit value:
    Beginning of period                       $13.47           $12.93           $11.44            $8.97           $10.77
    End of period                             $15.87           $13.47           $12.93           $11.44            $8.97
  Accumulation units outstanding
  at the end of period                         9,597            9,743            6,986              -                -

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.65           $12.67           $12.33             N/A              N/A
    End of period                             $13.72           $12.65           $12.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,913            5,935            5,884             N/A              N/A

JNL/Western Asset Strategic Bond
Division(44)

  Accumulation unit value:
    Beginning of period                       $17.93           $17.80           $16.97           $15.23           $14.43
    End of period                             $18.43           $17.93           $17.80           $16.97           $15.23
  Accumulation units outstanding
  at the end of period                        10,330            8,209            8,188              -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(44)

  Accumulation unit value:
    Beginning of period                       $14.96           $14.89           $14.61           $14.71           $13.60
    End of period                             $15.16           $14.96           $14.89           $14.61           $14.71
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.88%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(799)

  Accumulation unit value:
    Beginning of period                       $11.14           $11.50             N/A              N/A              N/A
    End of period                             $12.27           $11.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          907              468              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(799)

  Accumulation unit value:
    Beginning of period                        $8.68            $8.81             N/A              N/A              N/A
    End of period                             $11.04            $8.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,021             614              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(799)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.02             N/A              N/A              N/A
    End of period                             $17.11           $12.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          694              464              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(799)

  Accumulation unit value:
    Beginning of period                       $13.11           $10.82             N/A              N/A              N/A
    End of period                             $13.46           $13.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          815              453              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(799)

  Accumulation unit value:
    Beginning of period                       $19.23           $17.31             N/A              N/A              N/A
    End of period                             $20.66           $19.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          566              296              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(799)

  Accumulation unit value:
    Beginning of period                       $13.18           $12.09             N/A              N/A              N/A
    End of period                             $14.76           $13.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,001             845              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(1018)

  Accumulation unit value:
    Beginning of period                       $11.07             N/A              N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,255             N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(799)

  Accumulation unit value:
    Beginning of period                       $12.75           $11.88             N/A              N/A              N/A
    End of period                             $14.03           $12.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,042            1,029             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.895%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(293)

  Accumulation unit value:
    Beginning of period                       $11.59           $11.01           $10.20            $8.38             N/A
    End of period                             $12.26           $11.59           $11.01           $10.20             N/A
  Accumulation units outstanding
  at the end of period                        51,672           52,939           50,046           46,241             N/A

JNL/AIM Premier Equity II Division(323)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.34            $8.05             N/A
    End of period                               N/A              N/A             $9.12            $9.34             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,100             N/A

JNL/AIM Real Estate Division(886)

  Accumulation unit value:
    Beginning of period                       $11.55           $11.07             N/A              N/A              N/A
    End of period                             $15.46           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,559            4,626             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(310)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.74           $11.20            $8.03             N/A
    End of period                             $14.04           $12.49           $11.74           $11.20             N/A
  Accumulation units outstanding
  at the end of period                        17,338           15,702           24,130           10,902             N/A

JNL/Alger Growth Division(293)

  Accumulation unit value:
    Beginning of period                       $18.37           $16.67           $16.18           $12.69             N/A
    End of period                             $18.93           $18.37           $16.67           $16.18             N/A
  Accumulation units outstanding
  at the end of period                        17,968           17,708           19,296           35,174             N/A

JNL/Alliance Capital Growth Division(382)

  Accumulation unit value:
    Beginning of period                         N/A             $9.60            $9.20            $8.49             N/A
    End of period                               N/A             $8.72            $9.60            $9.20             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              6,135            3,619             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(293)

  Accumulation unit value:
    Beginning of period                       $16.73           $16.50           $15.81           $13.09             N/A
    End of period                             $18.45           $16.73           $16.50           $15.81             N/A
  Accumulation units outstanding
  at the end of period                        15,595           17,807           17,073           20,050             N/A

JNL/Eagle SmallCap Equity Division(329)

  Accumulation unit value:
    Beginning of period                       $18.90           $18.79           $16.12           $12.68             N/A
    End of period                             $22.27           $18.90           $18.79           $16.12             N/A
  Accumulation units outstanding
  at the end of period                        11,039           14,586           25,500            8,843             N/A

JNL/FMR Balanced Division(293)

  Accumulation unit value:
    Beginning of period                       $10.76            $9.96            $9.28            $8.35             N/A
    End of period                             $11.70           $10.76            $9.96            $9.28             N/A
  Accumulation units outstanding
  at the end of period                        62,177           62,728           69,675           56,438             N/A

JNL/FMR MidCap Equity Division(317)

  Accumulation unit value:
    Beginning of period                       $20.87           $20.03           $17.30           $13.74             N/A
    End of period                             $22.94           $20.87           $20.03           $17.30             N/A
  Accumulation units outstanding
  at the end of period                         2,726            3,017            1,969            1,773             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1097)

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,807             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(904)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.89             N/A              N/A              N/A
    End of period                             $12.58           $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,801            2,537             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(847)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.53             N/A              N/A              N/A
    End of period                             $12.77           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,606            5,382             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1097)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,262             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(274)

  Accumulation unit value:
    Beginning of period                       $13.96           $12.85           $11.26            $8.36             N/A
    End of period                             $16.79           $13.96           $12.85           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        22,766           20,866           19,545           16,113             N/A

JNL/JPMorgan International Value
Division(293)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.12            $8.41            $5.83             N/A
    End of period                             $15.25           $11.77           $10.12            $8.41             N/A
  Accumulation units outstanding
  at the end of period                        44,211           25,289           37,855           22,379             N/A

JNL/Lazard Emerging Markets Division(1098)

  Accumulation unit value:
    Beginning of period                        $8.30             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,241             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(293)

  Accumulation unit value:
    Beginning of period                       $17.80           $16.67           $13.62           $10.70             N/A
    End of period                             $20.01           $17.80           $16.67           $13.62             N/A
  Accumulation units outstanding
  at the end of period                        31,535           31,896           34,350           38,840             N/A

JNL/Lazard Small Cap Value Division(274)

  Accumulation unit value:
    Beginning of period                       $14.53           $14.15           $12.50            $8.64             N/A
    End of period                             $16.65           $14.53           $14.15           $12.50             N/A
  Accumulation units outstanding
  at the end of period                        45,261           50,360           59,461           61,689             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(301)

  Accumulation unit value:
    Beginning of period                       $11.13           $11.69            $9.77            $6.97             N/A
    End of period                             $12.26           $11.13           $11.69            $9.77             N/A
  Accumulation units outstanding
  at the end of period                        132,692          120,984          160,540          137,174            N/A

JNL/MCM Bond Index Division(293)

  Accumulation unit value:
    Beginning of period                       $10.95           $10.95           $10.77           $10.61             N/A
    End of period                             $11.13           $10.95           $10.95           $10.77             N/A
  Accumulation units outstanding
  at the end of period                        25,711           25,676           26,614           34,718             N/A

JNL/MCM Communications Sector
Division(500)

  Accumulation unit value:
    Beginning of period                        $4.40            $4.44            $4.13             N/A              N/A
    End of period                              $5.88            $4.40            $4.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,800           30,499           39,457             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(500)

  Accumulation unit value:
    Beginning of period                       $10.17           $10.62           $10.01             N/A              N/A
    End of period                             $11.33           $10.17           $10.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                          211             6,291            7,560             N/A              N/A

JNL/MCM Dow 10 Division(290)

  Accumulation unit value:
    Beginning of period                        $8.68            $9.37            $9.29            $6.79             N/A
    End of period                             $11.03            $8.68            $9.37            $9.29             N/A
  Accumulation units outstanding
  at the end of period                        196,692          184,144          214,390          191,502            N/A

JNL/MCM Dow Dividend Division(1024)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,347             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(293)

  Accumulation unit value:
    Beginning of period                        $8.28            $8.10            $7.41            $5.96             N/A
    End of period                              $9.49            $8.28            $8.10            $7.41             N/A
  Accumulation units outstanding
  at the end of period                        22,864           20,045           18,447           15,895             N/A

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.83           $10.63           $10.41             N/A
    End of period                             $14.35           $12.32           $11.83           $10.63             N/A
  Accumulation units outstanding
  at the end of period                         7,754           11,129           13,597            1,198             N/A

JNL/MCM Global 15 Division(301)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.50            $9.15            $6.19             N/A
    End of period                             $17.09           $12.43           $11.50            $9.15             N/A
  Accumulation units outstanding
  at the end of period                        136,013          123,388          123,017          87,023             N/A

JNL/MCM Healthcare Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $11.11           $10.52           $10.36           $10.16             N/A
    End of period                             $11.58           $11.11           $10.52           $10.36             N/A
  Accumulation units outstanding
  at the end of period                        13,815           48,276           30,346            7,131             N/A

JNL/MCM International Index Division(293)

  Accumulation unit value:
    Beginning of period                       $14.90           $13.40           $11.43            $8.11             N/A
    End of period                             $18.36           $14.90           $13.40           $11.43             N/A
  Accumulation units outstanding
  at the end of period                        61,487           53,258           49,888           23,212             N/A

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                       $11.83           $10.90           $10.42             N/A              N/A
    End of period                             $13.80           $11.83           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        343,351          222,122           1,594             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(690)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.82            $9.85             N/A              N/A
    End of period                             $10.80           $10.51           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,455           12,024            1,263             N/A              N/A

JNL/MCM Oil & Gas Sector Division(500)

  Accumulation unit value:
    Beginning of period                       $22.79           $16.98           $13.33             N/A              N/A
    End of period                             $27.01           $22.79           $16.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,191           26,773           41,316             N/A              N/A

JNL/MCM S&P 10 Division(301)

  Accumulation unit value:
    Beginning of period                       $13.10            $9.72            $8.42            $7.14             N/A
    End of period                             $13.45           $13.10            $9.72            $8.42             N/A
  Accumulation units outstanding
  at the end of period                        158,959          170,305          183,942          205,629            N/A

JNL/MCM S&P 24 Division(1096)

  Accumulation unit value:
    Beginning of period                        $9.52             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,937             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(290)

  Accumulation unit value:
    Beginning of period                       $13.93           $12.68           $11.16            $8.08             N/A
    End of period                             $14.99           $13.93           $12.68           $11.16             N/A
  Accumulation units outstanding
  at the end of period                        58,323           68,210           82,256           79,631             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(290)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.36            $9.59            $7.52             N/A
    End of period                             $11.98           $10.61           $10.36            $9.59             N/A
  Accumulation units outstanding
  at the end of period                        145,455          152,616          201,455          170,480            N/A

JNL/MCM Select Small-Cap Division(310)

  Accumulation unit value:
    Beginning of period                       $19.22           $17.98           $16.27           $11.38             N/A
    End of period                             $20.64           $19.22           $17.98           $16.27             N/A
  Accumulation units outstanding
  at the end of period                        78,879           75,434           85,990           70,437             N/A

JNL/MCM Small Cap Index Division(290)

  Accumulation unit value:
    Beginning of period                       $13.29           $12.99           $11.28            $7.55             N/A
    End of period                             $15.32           $13.29           $12.99           $11.28             N/A
  Accumulation units outstanding
  at the end of period                        49,206           60,417           72,232           86,804             N/A

JNL/MCM Technology Sector Division(500)

  Accumulation unit value:
    Beginning of period                        $5.62            $5.59            $6.00             N/A              N/A
    End of period                              $6.03            $5.62            $5.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,354           106,484          45,271             N/A              N/A

JNL/MCM Value Line 25 Division(690)

  Accumulation unit value:
    Beginning of period                       $15.55           $11.42            $9.53             N/A              N/A
    End of period                             $15.05           $15.55           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,876           39,533            7,044             N/A              N/A

JNL/MCM VIP Division(707)

  Accumulation unit value:
    Beginning of period                       $11.92           $11.07           $10.59             N/A              N/A
    End of period                             $13.12           $11.92           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,357           50,292           12,584             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(297)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.13            $9.62            $6.54             N/A
    End of period                             $14.26           $12.43           $11.13            $9.62             N/A
  Accumulation units outstanding
  at the end of period                        43,495           37,890           48,168           41,298             N/A

JNL/Oppenheimer Growth Division(302)

  Accumulation unit value:
    Beginning of period                        $8.63            $8.06            $7.88            $6.90             N/A
    End of period                              $8.88            $8.63            $8.06            $7.88             N/A
  Accumulation units outstanding
  at the end of period                        21,122           21,104           21,465           14,877             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(274)

  Accumulation unit value:
    Beginning of period                       $13.56           $13.50           $13.18           $12.97             N/A
    End of period                             $13.76           $13.56           $13.50           $13.18             N/A
  Accumulation units outstanding
  at the end of period                        122,935          122,702          108,371          88,707             N/A

JNL/PPM America High Yield Bond
Division(302)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.85           $13.44             N/A
    End of period                               N/A              N/A            $15.30           $14.85             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             38,054             N/A

JNL/Putnam Equity Division(310)

  Accumulation unit value:
    Beginning of period                       $20.55           $19.25           $17.36           $13.74             N/A
    End of period                             $22.93           $20.55           $19.25           $17.36             N/A
  Accumulation units outstanding
  at the end of period                         3,738            2,941            3,249            4,110             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(329)

  Accumulation unit value:
    Beginning of period                        $8.15            $7.40            $6.36            $5.32             N/A
    End of period                              $8.45            $8.15            $7.40            $6.36             N/A
  Accumulation units outstanding
  at the end of period                        24,145           22,380           22,961           23,386             N/A

JNL/Putnam Value Equity Division(303)

  Accumulation unit value:
    Beginning of period                       $19.46           $18.90           $17.55           $13.95             N/A
    End of period                             $21.58           $19.46           $18.90           $17.55             N/A
  Accumulation units outstanding
  at the end of period                        16,709           17,109           25,631           20,002             N/A

JNL/S&P Core Index 100 Division(297)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.19            $8.35             N/A
    End of period                               N/A              N/A            $10.34           $10.19             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             13,654             N/A

JNL/S&P Core Index 50 Division(382)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.89            $8.67             N/A
    End of period                               N/A              N/A            $10.05            $9.89             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,887             N/A

JNL/S&P Core Index 75 Division(312)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.05            $8.15             N/A
    End of period                               N/A              N/A            $10.23           $10.05             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,126             N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(319)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.22            $8.26             N/A
    End of period                               N/A              N/A            $10.41           $10.22             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             13,773             N/A

JNL/S&P Equity Growth Division I(371)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.00            $8.88             N/A
    End of period                               N/A              N/A            $10.15           $10.00             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             73,139             N/A

JNL/S&P Managed Aggressive Growth
Division(322)

  Accumulation unit value:
    Beginning of period                       $13.05           $12.26           $11.10            $9.32             N/A
    End of period                             $14.80           $13.05           $12.26           $11.10             N/A
  Accumulation units outstanding
  at the end of period                        155,397          138,560          168,810          35,084             N/A

JNL/S&P Managed Conservative Division(739)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.23             N/A              N/A              N/A
    End of period                             $11.10           $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               878              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(288)

  Accumulation unit value:
    Beginning of period                       $13.17           $12.49           $11.42            $9.18             N/A
    End of period                             $14.75           $13.17           $12.49           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        268,364          284,401          311,736          190,904            N/A

JNL/S&P Managed Moderate Division(729)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.49           $10.39             N/A              N/A
    End of period                             $11.71           $10.81           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,826           13,062            1,805             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(291)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.19           $11.34            $9.73             N/A
    End of period                             $14.01           $12.73           $12.19           $11.34             N/A
  Accumulation units outstanding
  at the end of period                        218,283          204,096          205,747          112,728            N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(327)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.71            $8.89             N/A
    End of period                               N/A              N/A            $10.92           $10.71             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,628             N/A

JNL/Select Balanced Division(303)

  Accumulation unit value:
    Beginning of period                       $22.69           $21.96           $20.18           $16.73             N/A
    End of period                             $25.30           $22.69           $21.96           $20.18             N/A
  Accumulation units outstanding
  at the end of period                        28,523           29,958           57,820           31,425             N/A

JNL/Select Global Growth Division(1172)

  Accumulation unit value:
    Beginning of period                       $23.66             N/A              N/A              N/A              N/A
    End of period                             $24.60             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          54               N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(312)

  Accumulation unit value:
    Beginning of period                       $25.57           $24.90           $22.72           $17.94             N/A
    End of period                             $26.25           $25.57           $24.90           $22.72             N/A
  Accumulation units outstanding
  at the end of period                         5,033            4,075           11,084            8,653             N/A

JNL/Select Money Market Division(302)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.66           $11.80           $11.93             N/A
    End of period                             $12.06           $11.76           $11.66           $11.80             N/A
  Accumulation units outstanding
  at the end of period                        75,476           47,189            8,665           26,666             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(274)

  Accumulation unit value:
    Beginning of period                       $17.26           $16.26           $14.44           $10.20             N/A
    End of period                             $20.48           $17.26           $16.26           $14.44             N/A
  Accumulation units outstanding
  at the end of period                        54,444           23,042           30,217            9,882             N/A

JNL/T.Rowe Price Established Growth
Division(297)

  Accumulation unit value:
    Beginning of period                       $25.60           $24.59           $22.80           $17.72             N/A
    End of period                             $28.56           $25.60           $24.59           $22.80             N/A
  Accumulation units outstanding
  at the end of period                        27,388           23,194           20,934           30,740             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(303)

  Accumulation unit value:
    Beginning of period                       $35.73           $31.92           $27.56           $20.30             N/A
    End of period                             $37.45           $35.73           $31.92           $27.56             N/A
  Accumulation units outstanding
  at the end of period                        14,145           12,884           17,713           13,270             N/A

JNL/T.Rowe Price Value Division(293)

  Accumulation unit value:
    Beginning of period                       $13.45           $12.92           $11.43            $8.77             N/A
    End of period                             $15.85           $13.45           $12.92           $11.43             N/A
  Accumulation units outstanding
  at the end of period                        59,777           60,826           114,198          61,807             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.62           $12.65           $12.31             N/A              N/A
    End of period                             $13.69           $12.62           $12.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                        66,310           56,948           61,038             N/A              N/A

JNL/Western Asset Strategic Bond
Division(303)

  Accumulation unit value:
    Beginning of period                       $17.89           $17.76           $16.93           $15.83             N/A
    End of period                             $18.37           $17.89           $17.76           $16.93             N/A
  Accumulation units outstanding
  at the end of period                        38,022           36,669           30,412           32,910             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(293)

  Accumulation unit value:
    Beginning of period                       $14.92           $14.86           $14.58           $14.56             N/A
    End of period                             $15.12           $14.92           $14.86           $14.58             N/A
  Accumulation units outstanding
  at the end of period                        28,714           35,795           32,246           34,333             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.90%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(201)

  Accumulation unit value:
    Beginning of period                       $11.58           $11.01           $10.20            $8.00            $7.81
    End of period                             $12.26           $11.58           $11.01           $10.20            $8.00
  Accumulation units outstanding
  at the end of period                        113,306          65,909           43,401            7,288            1,105

JNL/AIM Premier Equity II Division(119)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.33            $7.76           $10.21
    End of period                               N/A              N/A             $9.12            $9.33            $7.76
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,120              -

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.32             N/A              N/A              N/A
    End of period                             $15.46           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        75,409           25,117             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(243)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.74           $11.20            $8.25            $8.30
    End of period                             $14.03           $12.49           $11.74           $11.20            $8.25
  Accumulation units outstanding
  at the end of period                        21,340           22,954           17,338            6,971             481

JNL/Alger Growth Division(140)

  Accumulation unit value:
    Beginning of period                       $18.37           $16.67           $16.17           $12.18           $14.80
    End of period                             $18.91           $18.37           $16.67           $16.17           $12.18
  Accumulation units outstanding
  at the end of period                        10,237           22,799           19,330            1,802             417

JNL/Alliance Capital Growth Division(243)

  Accumulation unit value:
    Beginning of period                         N/A             $9.60            $9.20            $7.54            $7.74
    End of period                               N/A             $8.71            $9.60            $9.20            $7.54
  Accumulation units outstanding
  at the end of period                          N/A               -              7,486            1,724            1,034






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(152)

  Accumulation unit value:
    Beginning of period                       $16.73           $16.49           $15.81           $12.94           $13.72
    End of period                             $18.44           $16.73           $16.49           $15.81           $12.94
  Accumulation units outstanding
  at the end of period                        21,101           47,068           42,149           10,411            1,192

JNL/Eagle SmallCap Equity Division(152)

  Accumulation unit value:
    Beginning of period                       $18.89           $18.78           $16.11           $11.73           $12.43
    End of period                             $22.26           $18.89           $18.78           $16.11           $11.73
  Accumulation units outstanding
  at the end of period                        16,882           28,644           19,030            3,793            1,222

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $10.76            $9.96            $9.28            $8.31            $9.08
    End of period                             $11.69           $10.76            $9.96            $9.28            $8.31
  Accumulation units outstanding
  at the end of period                        76,573           84,985           61,332           15,374            1,365

JNL/FMR MidCap Equity Division(172)

  Accumulation unit value:
    Beginning of period                       $20.86           $20.02           $17.29           $12.99           $13.86
    End of period                             $22.93           $20.86           $20.02           $17.29           $12.99
  Accumulation units outstanding
  at the end of period                         6,325            6,504            3,918             876              849






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1070)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,914             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(835)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.28             N/A              N/A              N/A
    End of period                             $12.58           $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,876           18,424             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(835)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.32             N/A              N/A              N/A
    End of period                             $12.77           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,349           27,585             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1091)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,019             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(175)

  Accumulation unit value:
    Beginning of period                       $13.95           $12.85           $11.25            $8.92            $9.67
    End of period                             $16.78           $13.95           $12.85           $11.25            $8.92
  Accumulation units outstanding
  at the end of period                        24,125           50,517           39,052            1,143              -

JNL/JPMorgan International Value
Division(313)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.11            $8.41            $6.08             N/A
    End of period                             $15.24           $11.77           $10.11            $8.41             N/A
  Accumulation units outstanding
  at the end of period                        152,692          112,652          37,700            3,692             N/A

JNL/Lazard Emerging Markets Division(1062)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,349             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(201)

  Accumulation unit value:
    Beginning of period                       $17.79           $16.66           $13.62           $10.77            $9.70
    End of period                             $20.00           $17.79           $16.66           $13.62           $10.77
  Accumulation units outstanding
  at the end of period                        52,763           65,779           49,827           10,750             410

JNL/Lazard Small Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $14.52           $14.14           $12.49            $9.17           $12.00
    End of period                             $16.64           $14.52           $14.14           $12.49            $9.17
  Accumulation units outstanding
  at the end of period                        57,630           59,934           45,558           16,329            2,067






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(220)

  Accumulation unit value:
    Beginning of period                       $11.13           $11.69            $9.77            $7.50            $7.46
    End of period                             $12.26           $11.13           $11.69            $9.77            $7.50
  Accumulation units outstanding
  at the end of period                        550,926          615,737          283,850          34,781             397

JNL/MCM Bond Index Division(143)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.95           $10.77           $10.66           $10.14
    End of period                             $11.13           $10.94           $10.95           $10.77           $10.66
  Accumulation units outstanding
  at the end of period                        273,194          259,239          191,990          34,216              -

JNL/MCM Communications Sector
Division(598)

  Accumulation unit value:
    Beginning of period                        $4.40            $4.44            $3.91             N/A              N/A
    End of period                              $5.88            $4.40            $4.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,898           27,403           12,199             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(590)

  Accumulation unit value:
    Beginning of period                       $10.17           $10.62            $9.74             N/A              N/A
    End of period                             $11.32           $10.17           $10.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,608           13,756             652              N/A              N/A

JNL/MCM Dow 10 Division(220)

  Accumulation unit value:
    Beginning of period                        $8.67            $9.37            $9.28            $7.52            $7.44
    End of period                             $11.03            $8.67            $9.37            $9.28            $7.52
  Accumulation units outstanding
  at the end of period                        695,032          775,214          386,061          57,030             922

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        119,352            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(175)

  Accumulation unit value:
    Beginning of period                        $8.28            $8.09            $7.41            $5.85            $6.36
    End of period                              $9.49            $8.28            $8.09            $7.41            $5.85
  Accumulation units outstanding
  at the end of period                        43,623           47,927           54,269            3,276              -

JNL/MCM Financial Sector Division(525)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.83           $11.21             N/A              N/A
    End of period                             $14.34           $12.32           $11.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,026           25,567           10,142             N/A              N/A

JNL/MCM Global 15 Division(220)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.50            $9.15            $7.00            $7.36
    End of period                             $17.09           $12.43           $11.50            $9.15            $7.00
  Accumulation units outstanding
  at the end of period                        610,326          653,498          291,655          42,616             960

JNL/MCM Healthcare Sector Division(525)

  Accumulation unit value:
    Beginning of period                       $11.10           $10.51           $10.72             N/A              N/A
    End of period                             $11.58           $11.10           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        90,317           74,453           13,094             N/A              N/A

JNL/MCM International Index Division(206)

  Accumulation unit value:
    Beginning of period                       $14.90           $13.40           $11.43            $8.48            $8.06
    End of period                             $18.36           $14.90           $13.40           $11.43            $8.48
  Accumulation units outstanding
  at the end of period                        285,167          268,940          196,197          27,322             585

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                       $11.83           $10.90            $9.70             N/A              N/A
    End of period                             $13.79           $11.83           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,849,896        2,377,097         154,543            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,760             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(678)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.82           $10.03             N/A              N/A
    End of period                             $10.80           $10.51           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        87,159           97,605            2,706             N/A              N/A

JNL/MCM Oil & Gas Sector Division(590)

  Accumulation unit value:
    Beginning of period                       $22.78           $16.97           $14.05             N/A              N/A
    End of period                             $27.00           $22.78           $16.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        98,741           77,722            8,809             N/A              N/A

JNL/MCM S&P 10 Division(220)

  Accumulation unit value:
    Beginning of period                       $13.09            $9.72            $8.42            $7.22            $7.54
    End of period                             $13.45           $13.09            $9.72            $8.42            $7.22
  Accumulation units outstanding
  at the end of period                        556,983          619,009          323,001          41,370             944

JNL/MCM S&P 24 Division(1152)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,235             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(206)

  Accumulation unit value:
    Beginning of period                       $13.93           $12.67           $11.16            $8.45            $7.92
    End of period                             $14.99           $13.93           $12.67           $11.16            $8.45
  Accumulation units outstanding
  at the end of period                        269,823          290,587          238,262          38,604            1,160






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(206)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.36            $9.59            $7.65            $7.28
    End of period                             $11.98           $10.61           $10.36            $9.59            $7.65
  Accumulation units outstanding
  at the end of period                        485,289          494,079          374,561          88,171            3,159

JNL/MCM Select Small-Cap Division(220)

  Accumulation unit value:
    Beginning of period                       $19.21           $17.97           $16.27           $11.20           $11.05
    End of period                             $20.64           $19.21           $17.97           $16.27           $11.20
  Accumulation units outstanding
  at the end of period                        330,019          363,124          175,787          22,273             268

JNL/MCM Small Cap Index Division(206)

  Accumulation unit value:
    Beginning of period                       $13.28           $12.99           $11.27            $7.88            $7.14
    End of period                             $15.31           $13.28           $12.99           $11.27            $7.88
  Accumulation units outstanding
  at the end of period                        236,322          252,476          202,024          29,789            1,240

JNL/MCM Technology Sector Division(482)

  Accumulation unit value:
    Beginning of period                        $5.61            $5.59            $5.63            $5.54             N/A
    End of period                              $6.02            $5.61            $5.59            $5.63             N/A
  Accumulation units outstanding
  at the end of period                        58,693           57,924           26,864             722              N/A

JNL/MCM Value Line 25 Division(678)

  Accumulation unit value:
    Beginning of period                       $15.55           $11.42            $9.91             N/A              N/A
    End of period                             $15.05           $15.55           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        476,391          451,950          41,285             N/A              N/A

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                       $11.92           $11.07            $9.74             N/A              N/A
    End of period                             $13.12           $11.92           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        439,839          534,141          55,303             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(148)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.13            $9.62            $6.98            $8.17
    End of period                             $14.26           $12.42           $11.13            $9.62            $6.98
  Accumulation units outstanding
  at the end of period                        85,835           90,904           43,067           14,383             671

JNL/Oppenheimer Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $8.63            $8.06            $7.88            $6.82            $8.67
    End of period                              $8.88            $8.63            $8.06            $7.88            $6.82
  Accumulation units outstanding
  at the end of period                        30,108           29,111           19,274            6,153             760

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $13.55           $13.50           $13.17           $12.81           $12.15
    End of period                             $13.76           $13.55           $13.50           $13.17           $12.81
  Accumulation units outstanding
  at the end of period                        371,238          312,450          139,849          44,030            1,553

JNL/PPM America High Yield Bond
Division(172)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.85           $12.75           $11.96
    End of period                               N/A              N/A            $15.30           $14.85           $12.75
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             12,929             763

JNL/Putnam Equity Division(240)

  Accumulation unit value:
    Beginning of period                       $20.53           $19.24           $17.35           $13.90           $14.04
    End of period                             $22.92           $20.53           $19.24           $17.35           $13.90
  Accumulation units outstanding
  at the end of period                         1,994            3,591            1,095             636               -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(180)

  Accumulation unit value:
    Beginning of period                        $8.14            $7.40            $6.36            $4.86            $4.92
    End of period                              $8.45            $8.14            $7.40            $6.36            $4.86
  Accumulation units outstanding
  at the end of period                        17,539           21,225           11,820             141               -

JNL/Putnam Value Equity Division(140)

  Accumulation unit value:
    Beginning of period                       $19.45           $18.89           $17.54           $14.36           $15.83
    End of period                             $21.57           $19.45           $18.89           $17.54           $14.36
  Accumulation units outstanding
  at the end of period                        12,038           17,746           13,690            1,591             316

JNL/S&P Core Index 100 Division(226)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.19            $8.50            $8.62
    End of period                               N/A              N/A            $10.34           $10.19            $8.50
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              4,176            3,061

JNL/S&P Core Index 50 Division(111)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.89            $7.70            $9.74
    End of period                               N/A              N/A            $10.05            $9.89            $7.70
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              4,157            5,187

JNL/S&P Core Index 75 Division(243)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.05            $8.10            $8.16
    End of period                               N/A              N/A            $10.23           $10.05            $8.10
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,512             981

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(246)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.22            $8.02            $7.95
    End of period                               N/A              N/A            $10.41           $10.22            $8.02
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             51,968              -

JNL/S&P Equity Growth Division I(108)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.99            $7.86            $9.90
    End of period                               N/A              N/A            $10.15            $9.99            $7.86
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,131              -

JNL/S&P Managed Aggressive Growth
Division(92)

  Accumulation unit value:
    Beginning of period                       $13.05           $12.26           $11.09            $8.92           $10.94
    End of period                             $14.80           $13.05           $12.26           $11.09            $8.92
  Accumulation units outstanding
  at the end of period                        265,226          240,554          189,544          31,425            2,315

JNL/S&P Managed Conservative Division(687)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.30            $9.94             N/A              N/A
    End of period                             $11.10           $10.49           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,918           73,353           14,145             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(119)

  Accumulation unit value:
    Beginning of period                       $13.16           $12.48           $11.42            $9.56           $11.00
    End of period                             $14.74           $13.16           $12.48           $11.42            $9.56
  Accumulation units outstanding
  at the end of period                        622,228          735,860          510,161          101,655           9,561

JNL/S&P Managed Moderate Division(693)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.49           $10.01             N/A              N/A
    End of period                             $11.71           $10.81           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        313,099          270,663          31,854             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(242)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.19           $11.34            $9.81            $9.89
    End of period                             $14.01           $12.73           $12.19           $11.34            $9.81
  Accumulation units outstanding
  at the end of period                        876,831          849,360          403,701          110,820          12,223

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1210)

  Accumulation unit value:
    Beginning of period                       $10.58             N/A              N/A              N/A              N/A
    End of period                             $10.55             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(334)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.70            $8.84             N/A
    End of period                               N/A              N/A            $10.91           $10.70             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,258             N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $22.68           $21.95           $20.17           $16.91           $18.42
    End of period                             $25.29           $22.68           $21.95           $20.17           $16.91
  Accumulation units outstanding
  at the end of period                        88,395           103,065          67,171           19,464            1,172

JNL/Select Global Growth Division(603)

  Accumulation unit value:
    Beginning of period                       $22.12           $22.12           $20.03             N/A              N/A
    End of period                             $24.59           $22.12           $22.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,725            1,322             321              N/A              N/A

JNL/Select Large Cap Growth Division(148)

  Accumulation unit value:
    Beginning of period                       $25.56           $24.89           $22.71           $17.09           $18.38
    End of period                             $26.23           $25.56           $24.89           $22.71           $17.09
  Accumulation units outstanding
  at the end of period                         3,226            6,245           10,904            1,103             212

JNL/Select Money Market Division(71)

  Accumulation unit value:
    Beginning of period                       $11.73           $11.64           $11.77           $11.94           $12.03
    End of period                             $12.03           $11.73           $11.64           $11.77           $11.94
  Accumulation units outstanding
  at the end of period                        82,287           58,922           26,221           10,173            5,391






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(314)

  Accumulation unit value:
    Beginning of period                       $17.26           $16.26           $14.44           $11.20             N/A
    End of period                             $20.48           $17.26           $16.26           $14.44             N/A
  Accumulation units outstanding
  at the end of period                        63,199           27,737           14,532            5,783             N/A

JNL/T.Rowe Price Established Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $25.58           $24.58           $22.79           $17.80           $22.28
    End of period                             $28.54           $25.58           $24.58           $22.79           $17.80
  Accumulation units outstanding
  at the end of period                        35,993           44,846           33,177            8,729             805

JNL/T.Rowe Price Mid-Cap Growth
Division(152)

  Accumulation unit value:
    Beginning of period                       $35.72           $31.90           $27.55           $20.26           $20.99
    End of period                             $37.43           $35.72           $31.90           $27.55           $20.26
  Accumulation units outstanding
  at the end of period                        43,498           61,808           31,625            6,046             489

JNL/T.Rowe Price Value Division(118)

  Accumulation unit value:
    Beginning of period                       $13.45           $12.92           $11.42            $8.97           $11.36
    End of period                             $15.84           $13.45           $12.92           $11.42            $8.97
  Accumulation units outstanding
  at the end of period                        107,389          142,436          79,002           17,300            3,039

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.62           $12.64           $12.30             N/A              N/A
    End of period                             $13.68           $12.62           $12.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                        121,595          103,684          54,657             N/A              N/A

JNL/Western Asset Strategic Bond
Division(201)

  Accumulation unit value:
    Beginning of period                       $17.88           $17.75           $16.92           $15.19           $14.60
    End of period                             $18.36           $17.88           $17.75           $16.92           $15.19
  Accumulation units outstanding
  at the end of period                        96,556           82,738           26,220            8,414             37






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(201)

  Accumulation unit value:
    Beginning of period                       $14.91           $14.85           $14.57           $14.68           $14.62
    End of period                             $15.11           $14.91           $14.85           $14.57           $14.68
  Accumulation units outstanding
  at the end of period                        57,047           31,638           13,297            6,609             37





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.905%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(1175)

  Accumulation unit value:
    Beginning of period                       $15.82             N/A              N/A              N/A              N/A
    End of period                             $16.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          380              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(935)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.61             N/A              N/A              N/A
    End of period                             $15.23           $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          492              563              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(903)

  Accumulation unit value:
    Beginning of period                       $11.12           $11.18             N/A              N/A              N/A
    End of period                             $12.25           $11.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          231              220              N/A              N/A              N/A

JNL/MCM Bond Index Division(792)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.78             N/A              N/A              N/A
    End of period                             $11.13           $10.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,098            2,003             N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1196)

  Accumulation unit value:
    Beginning of period                        $5.58             N/A              N/A              N/A              N/A
    End of period                              $5.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          280              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(903)

  Accumulation unit value:
    Beginning of period                        $8.67            $8.60             N/A              N/A              N/A
    End of period                             $11.02            $8.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          550              286              N/A              N/A              N/A

JNL/MCM Dow Dividend Division(1196)

  Accumulation unit value:
    Beginning of period                       $11.58             N/A              N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          405              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(968)

  Accumulation unit value:
    Beginning of period                       $12.31           $12.37             N/A              N/A              N/A
    End of period                             $14.33           $12.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          577              499              N/A              N/A              N/A

JNL/MCM Global 15 Division(903)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.83             N/A              N/A              N/A
    End of period                             $17.08           $12.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,426             208              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(968)

  Accumulation unit value:
    Beginning of period                       $11.10           $10.94             N/A              N/A              N/A
    End of period                             $11.57           $11.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          813              565              N/A              N/A              N/A

JNL/MCM International Index Division(792)

  Accumulation unit value:
    Beginning of period                       $14.89           $13.50             N/A              N/A              N/A
    End of period                             $18.35           $14.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,515            1,612             N/A              N/A              N/A

JNL/MCM JNL 5 Division(968)

  Accumulation unit value:
    Beginning of period                       $11.83           $11.92             N/A              N/A              N/A
    End of period                             $13.79           $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,307             518              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(968)

  Accumulation unit value:
    Beginning of period                       $22.77           $23.50             N/A              N/A              N/A
    End of period                             $26.98           $22.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          377              263              N/A              N/A              N/A

JNL/MCM S&P 10 Division(903)

  Accumulation unit value:
    Beginning of period                       $13.08           $12.20             N/A              N/A              N/A
    End of period                             $13.44           $13.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          207              201              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(792)

  Accumulation unit value:
    Beginning of period                       $13.92           $12.55             N/A              N/A              N/A
    End of period                             $14.98           $13.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,703            1,672             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(792)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.00             N/A              N/A              N/A
    End of period                             $11.97           $10.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,155            2,134             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(903)

  Accumulation unit value:
    Beginning of period                       $19.20           $18.76             N/A              N/A              N/A
    End of period                             $20.62           $19.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          382              131              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(792)

  Accumulation unit value:
    Beginning of period                       $13.28           $12.30             N/A              N/A              N/A
    End of period                             $15.31           $13.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,730            1,716             N/A              N/A              N/A

JNL/MCM Technology Sector Division(968)

  Accumulation unit value:
    Beginning of period                        $5.61            $5.83             N/A              N/A              N/A
    End of period                              $6.02            $5.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          524             1,060             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(1009)

  Accumulation unit value:
    Beginning of period                       $15.07             N/A              N/A              N/A              N/A
    End of period                             $15.05             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM VIP Division(968)

  Accumulation unit value:
    Beginning of period                       $11.92           $12.08             N/A              N/A              N/A
    End of period                             $13.12           $11.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          238              512              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(968)

  Accumulation unit value:
    Beginning of period                       $12.42           $12.29             N/A              N/A              N/A
    End of period                             $14.25           $12.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          329              754              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(996)

  Accumulation unit value:
    Beginning of period                       $10.95             N/A              N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,278             N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(947)

  Accumulation unit value:
    Beginning of period                       $12.72           $12.37             N/A              N/A              N/A
    End of period                             $14.00           $12.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(935)

  Accumulation unit value:
    Beginning of period                       $22.66           $21.94             N/A              N/A              N/A
    End of period                             $25.27           $22.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,988            1,929             N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(935)

  Accumulation unit value:
    Beginning of period                       $17.25           $16.49             N/A              N/A              N/A
    End of period                             $20.47           $17.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          708              733              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(1009)

  Accumulation unit value:
    Beginning of period                       $36.51             N/A              N/A              N/A              N/A
    End of period                             $37.40             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          257              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(968)

  Accumulation unit value:
    Beginning of period                       $13.45           $13.51             N/A              N/A              N/A
    End of period                             $15.83           $13.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          195              457              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(968)

  Accumulation unit value:
    Beginning of period                       $12.60           $12.53             N/A              N/A              N/A
    End of period                             $13.67           $12.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          104              247              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(968)

  Accumulation unit value:
    Beginning of period                       $17.87           $17.74             N/A              N/A              N/A
    End of period                             $18.35           $17.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          483              348              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.91%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(851)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.74             N/A              N/A              N/A
    End of period                             $15.46           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,138              -               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division(1009)

  Accumulation unit value:
    Beginning of period                       $18.21             N/A              N/A              N/A              N/A
    End of period                             $18.89             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,775             N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(911)

  Accumulation unit value:
    Beginning of period                       $18.87           $18.85             N/A              N/A              N/A
    End of period                             $22.23           $18.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,526             N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(1152)

  Accumulation unit value:
    Beginning of period                       $15.30             N/A              N/A              N/A              N/A
    End of period                             $16.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,088             N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(911)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.87             N/A              N/A              N/A
    End of period                             $15.22           $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,534            2,523             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division(1213)

  Accumulation unit value:
    Beginning of period                       $10.52             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,151             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(1009)

  Accumulation unit value:
    Beginning of period                       $18.11             N/A              N/A              N/A              N/A
    End of period                             $19.98             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,552             N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(1009)

  Accumulation unit value:
    Beginning of period                       $15.43             N/A              N/A              N/A              N/A
    End of period                             $16.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,759             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(573)

  Accumulation unit value:
    Beginning of period                       $11.12           $11.68           $10.02             N/A              N/A
    End of period                             $12.25           $11.12           $11.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             24,367           46,664             N/A              N/A

JNL/MCM Bond Index Division(1019)

  Accumulation unit value:
    Beginning of period                       $10.91             N/A              N/A              N/A              N/A
    End of period                             $11.12             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,468             N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(573)

  Accumulation unit value:
    Beginning of period                        $8.67            $9.36            $9.01             N/A              N/A
    End of period                             $11.02            $8.67            $9.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -             21,437             N/A              N/A

JNL/MCM Dow Dividend Division(1162)

  Accumulation unit value:
    Beginning of period                       $10.97             N/A              N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,127             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(573)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.49            $9.44             N/A              N/A
    End of period                             $17.08           $12.42           $11.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,260              -             20,463             N/A              N/A

JNL/MCM Healthcare Sector Division(851)

  Accumulation unit value:
    Beginning of period                       $11.09           $10.99             N/A              N/A              N/A
    End of period                             $11.56           $11.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM International Index Division(938)

  Accumulation unit value:
    Beginning of period                       $14.89           $13.75             N/A              N/A              N/A
    End of period                             $18.35           $14.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,630            7,941             N/A              N/A              N/A

JNL/MCM JNL 5 Division(938)

  Accumulation unit value:
    Beginning of period                       $11.83           $11.20             N/A              N/A              N/A
    End of period                             $13.79           $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        380,277          38,992             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(851)

  Accumulation unit value:
    Beginning of period                       $22.76           $20.78             N/A              N/A              N/A
    End of period                             $26.98           $22.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,336           15,337             N/A              N/A              N/A

JNL/MCM S&P 10 Division(573)

  Accumulation unit value:
    Beginning of period                       $13.08            $9.72            $8.19             N/A              N/A
    End of period                             $13.43           $13.08            $9.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,302           23,585             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(911)

  Accumulation unit value:
    Beginning of period                       $13.92           $13.56             N/A              N/A              N/A
    End of period                             $14.98           $13.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,915            3,141             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(1019)

  Accumulation unit value:
    Beginning of period                       $10.94             N/A              N/A              N/A              N/A
    End of period                             $11.97             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,524             N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(573)

  Accumulation unit value:
    Beginning of period                       $19.20           $17.96           $15.46             N/A              N/A
    End of period                             $20.62           $19.20           $17.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,447              -             12,488             N/A              N/A

JNL/MCM Small Cap Index Division(1019)

  Accumulation unit value:
    Beginning of period                       $14.49             N/A              N/A              N/A              N/A
    End of period                             $15.31             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,399             N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(938)

  Accumulation unit value:
    Beginning of period                       $15.55           $14.19             N/A              N/A              N/A
    End of period                             $15.04           $15.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,871           38,464             N/A              N/A              N/A

JNL/MCM VIP Division(1075)

  Accumulation unit value:
    Beginning of period                       $11.70             N/A              N/A              N/A              N/A
    End of period                             $13.12             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        150,981            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(1009)

  Accumulation unit value:
    Beginning of period                       $13.51             N/A              N/A              N/A              N/A
    End of period                             $13.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,275             N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(621)

  Accumulation unit value:
    Beginning of period                       $11.74           $11.65           $11.69             N/A              N/A
    End of period                             $12.04           $11.74           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                        95,021           277,867          68,238             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(911)

  Accumulation unit value:
    Beginning of period                       $17.25           $17.00             N/A              N/A              N/A
    End of period                             $20.47           $17.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,525             N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(911)

  Accumulation unit value:
    Beginning of period                       $35.68           $34.15             N/A              N/A              N/A
    End of period                             $37.38           $35.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,838            1,231             N/A              N/A              N/A

JNL/T.Rowe Price Value Division(687)

  Accumulation unit value:
    Beginning of period                       $13.44           $12.91           $11.51             N/A              N/A
    End of period                             $15.83           $13.44           $12.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             20,375           22,952             N/A              N/A

JNL/Western Asset High Yield Bond
Division(701)

  Accumulation unit value:
    Beginning of period                       $12.60           $12.63           $12.52             N/A              N/A
    End of period                             $13.66           $12.60           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,326              -             76,121             N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(851)

  Accumulation unit value:
    Beginning of period                       $14.90           $15.04             N/A              N/A              N/A
    End of period                             $15.09           $14.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.92%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(428)

  Accumulation unit value:
    Beginning of period                       $11.57           $11.00           $10.20            $9.67             N/A
    End of period                             $12.25           $11.57           $11.00           $10.20             N/A
  Accumulation units outstanding
  at the end of period                         2,774            3,884            1,997            2,004             N/A

JNL/AIM Premier Equity II Division(707)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(859)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.70             N/A              N/A              N/A
    End of period                             $15.46           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,680            4,163             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(468)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.73           $11.19           $11.02             N/A
    End of period                             $14.02           $12.48           $11.73           $11.19             N/A
  Accumulation units outstanding
  at the end of period                           -               565               -               113              N/A

JNL/Alger Growth Division(428)

  Accumulation unit value:
    Beginning of period                       $18.33           $16.64           $16.15           $15.12             N/A
    End of period                             $18.87           $18.33           $16.64           $16.15             N/A
  Accumulation units outstanding
  at the end of period                         3,832            2,788            2,618             372              N/A

JNL/Alliance Capital Growth Division(422)

  Accumulation unit value:
    Beginning of period                         N/A             $9.58            $9.19            $8.72             N/A
    End of period                               N/A             $8.70            $9.58            $9.19             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              4,557            1,411             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(464)

  Accumulation unit value:
    Beginning of period                       $16.70           $16.46           $15.79           $15.09             N/A
    End of period                             $18.40           $16.70           $16.46           $15.79             N/A
  Accumulation units outstanding
  at the end of period                         1,350             531              437              42               N/A

JNL/Eagle SmallCap Equity Division(322)

  Accumulation unit value:
    Beginning of period                       $18.86           $18.75           $16.09           $12.36             N/A
    End of period                             $22.21           $18.86           $18.75           $16.09             N/A
  Accumulation units outstanding
  at the end of period                         3,842            2,490            2,306             783              N/A

JNL/FMR Balanced Division(366)

  Accumulation unit value:
    Beginning of period                       $10.75            $9.95            $9.27            $8.77             N/A
    End of period                             $11.68           $10.75            $9.95            $9.27             N/A
  Accumulation units outstanding
  at the end of period                         6,341            6,537            3,867            2,226             N/A

JNL/FMR MidCap Equity Division(768)

  Accumulation unit value:
    Beginning of period                       $20.81           $19.61             N/A              N/A              N/A
    End of period                             $22.88           $20.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          18               243              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1137)

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,261             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(861)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.47             N/A              N/A              N/A
    End of period                             $12.58           $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,164            2,803             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(868)

  Accumulation unit value:
    Beginning of period                       $11.25           $11.02             N/A              N/A              N/A
    End of period                             $12.77           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,418           10,450             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,157             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(433)

  Accumulation unit value:
    Beginning of period                       $13.92           $12.82           $11.24           $10.47             N/A
    End of period                             $16.75           $13.92           $12.82           $11.24             N/A
  Accumulation units outstanding
  at the end of period                         2,641            2,302            3,031            1,339             N/A

JNL/JPMorgan International Value
Division(480)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.10            $8.40            $8.13             N/A
    End of period                             $15.21           $11.75           $10.10            $8.40             N/A
  Accumulation units outstanding
  at the end of period                        14,417            9,055            7,592             525              N/A

JNL/Lazard Emerging Markets Division(1085)

  Accumulation unit value:
    Beginning of period                        $8.71             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,933             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(428)

  Accumulation unit value:
    Beginning of period                       $17.76           $16.64           $13.60           $12.71             N/A
    End of period                             $19.96           $17.76           $16.64           $13.60             N/A
  Accumulation units outstanding
  at the end of period                         9,543           11,165           11,782             472              N/A

JNL/Lazard Small Cap Value Division(468)

  Accumulation unit value:
    Beginning of period                       $14.50           $14.12           $12.48           $12.20             N/A
    End of period                             $16.61           $14.50           $14.12           $12.48             N/A
  Accumulation units outstanding
  at the end of period                         5,641            6,157            7,295             449              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(282)

  Accumulation unit value:
    Beginning of period                       $11.12           $11.67            $9.76            $6.69             N/A
    End of period                             $12.24           $11.12           $11.67            $9.76             N/A
  Accumulation units outstanding
  at the end of period                        46,144           59,193           62,704           29,470             N/A

JNL/MCM Bond Index Division(390)

  Accumulation unit value:
    Beginning of period                       $10.93           $10.94           $10.76           $10.48             N/A
    End of period                             $11.12           $10.93           $10.94           $10.76             N/A
  Accumulation units outstanding
  at the end of period                        21,536           24,432           19,992            2,306             N/A

JNL/MCM Communications Sector
Division(529)

  Accumulation unit value:
    Beginning of period                        $4.39            $4.44            $4.27             N/A              N/A
    End of period                              $5.87            $4.39            $4.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,601            1,682            6,413             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(582)

  Accumulation unit value:
    Beginning of period                       $10.16           $10.61            $9.38             N/A              N/A
    End of period                             $11.30           $10.16           $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                          916              916              691              N/A              N/A

JNL/MCM Dow 10 Division(282)

  Accumulation unit value:
    Beginning of period                        $8.66            $9.36            $9.27            $6.45             N/A
    End of period                             $11.01            $8.66            $9.36            $9.27             N/A
  Accumulation units outstanding
  at the end of period                        69,139           76,812           64,733           30,765             N/A

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,030             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(322)

  Accumulation unit value:
    Beginning of period                        $8.27            $8.08            $7.41            $6.17             N/A
    End of period                              $9.48            $8.27            $8.08            $7.41             N/A
  Accumulation units outstanding
  at the end of period                         7,874            6,460            5,716            1,137             N/A

JNL/MCM Financial Sector Division(533)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.82           $11.14             N/A              N/A
    End of period                             $14.32           $12.30           $11.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,985            2,360            2,035             N/A              N/A

JNL/MCM Global 15 Division(282)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.48            $9.14            $6.03             N/A
    End of period                             $17.06           $12.41           $11.48            $9.14             N/A
  Accumulation units outstanding
  at the end of period                        54,895           58,388           58,327           22,445             N/A

JNL/MCM Healthcare Sector Division(514)

  Accumulation unit value:
    Beginning of period                       $11.09           $10.50           $10.92             N/A              N/A
    End of period                             $11.56           $11.09           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,950           10,644            9,742             N/A              N/A

JNL/MCM International Index Division(390)

  Accumulation unit value:
    Beginning of period                       $14.89           $13.39           $11.42            $9.55             N/A
    End of period                             $18.34           $14.89           $13.39           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        18,815           16,729           15,932            3,229             N/A

JNL/MCM JNL 5 Division(700)

  Accumulation unit value:
    Beginning of period                       $11.83           $10.90           $10.20             N/A              N/A
    End of period                             $13.79           $11.83           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        250,362          48,355            3,238             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1154)

  Accumulation unit value:
    Beginning of period                        $9.83             N/A              N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,246             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(707)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.82           $10.63             N/A              N/A
    End of period                             $10.80           $10.51           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,230            1,621            1,357             N/A              N/A

JNL/MCM Oil & Gas Sector Division(533)

  Accumulation unit value:
    Beginning of period                       $22.75           $16.96           $13.75             N/A              N/A
    End of period                             $26.96           $22.75           $16.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,660           10,790            7,424             N/A              N/A

JNL/MCM S&P 10 Division(282)

  Accumulation unit value:
    Beginning of period                       $13.08            $9.71            $8.41            $6.69             N/A
    End of period                             $13.43           $13.08            $9.71            $8.41             N/A
  Accumulation units outstanding
  at the end of period                        47,159           63,406           58,889           25,228             N/A

JNL/MCM S&P 24 Division(1170)

  Accumulation unit value:
    Beginning of period                       $10.10             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,726             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(390)

  Accumulation unit value:
    Beginning of period                       $13.92           $12.67           $11.15            $9.64             N/A
    End of period                             $14.97           $13.92           $12.67           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        15,671           19,288           20,399            7,469             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(390)

  Accumulation unit value:
    Beginning of period                       $10.60           $10.35            $9.59            $8.57             N/A
    End of period                             $11.97           $10.60           $10.35            $9.59             N/A
  Accumulation units outstanding
  at the end of period                        49,476           52,546           40,901            9,374             N/A

JNL/MCM Select Small-Cap Division(282)

  Accumulation unit value:
    Beginning of period                       $19.19           $17.95           $16.26           $10.49             N/A
    End of period                             $20.61           $19.19           $17.95           $16.26             N/A
  Accumulation units outstanding
  at the end of period                        21,680           28,953           27,389           16,498             N/A

JNL/MCM Small Cap Index Division(390)

  Accumulation unit value:
    Beginning of period                       $13.27           $12.98           $11.27            $9.59             N/A
    End of period                             $15.30           $13.27           $12.98           $11.27             N/A
  Accumulation units outstanding
  at the end of period                        14,358           17,441           18,643            5,019             N/A

JNL/MCM Technology Sector Division(536)

  Accumulation unit value:
    Beginning of period                        $5.61            $5.58            $5.34             N/A              N/A
    End of period                              $6.02            $5.61            $5.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,966            4,889            3,729             N/A              N/A

JNL/MCM Value Line 25 Division(707)

  Accumulation unit value:
    Beginning of period                       $15.55           $11.42           $10.81             N/A              N/A
    End of period                             $15.04           $15.55           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,358           37,758            1,340             N/A              N/A

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                       $11.92           $11.07           $10.74             N/A              N/A
    End of period                             $13.11           $11.92           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,392            8,090             78               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(322)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.12            $9.61            $7.07             N/A
    End of period                             $14.24           $12.41           $11.12            $9.61             N/A
  Accumulation units outstanding
  at the end of period                         7,148            3,503            7,538             830              N/A

JNL/Oppenheimer Growth Division(428)

  Accumulation unit value:
    Beginning of period                        $8.62            $8.05            $7.87            $7.80             N/A
    End of period                              $8.87            $8.62            $8.05            $7.87             N/A
  Accumulation units outstanding
  at the end of period                          609             1,425             748              939              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(289)

  Accumulation unit value:
    Beginning of period                       $13.53           $13.48           $13.16           $12.96             N/A
    End of period                             $13.73           $13.53           $13.48           $13.16             N/A
  Accumulation units outstanding
  at the end of period                        41,927           32,552           14,703            9,175             N/A

JNL/PPM America High Yield Bond
Division(390)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.82           $13.45             N/A
    End of period                               N/A              N/A            $15.27           $14.82             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,545             N/A

JNL/Putnam Equity Division(624)

  Accumulation unit value:
    Beginning of period                       $20.49           $19.21           $17.06             N/A              N/A
    End of period                             $22.86           $20.49           $19.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                          415               -              1,597             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(511)

  Accumulation unit value:
    Beginning of period                        $8.14            $7.40            $6.65             N/A              N/A
    End of period                              $8.44            $8.14            $7.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               505              662              N/A              N/A

JNL/Putnam Value Equity Division(289)

  Accumulation unit value:
    Beginning of period                       $19.41           $18.86           $17.51           $13.64             N/A
    End of period                             $21.52           $19.41           $18.86           $17.51             N/A
  Accumulation units outstanding
  at the end of period                         3,993            4,042            4,042            3,934             N/A

JNL/S&P Core Index 100 Division(282)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.18            $8.10             N/A
    End of period                               N/A              N/A            $10.33           $10.18             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               890              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(637)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.73             N/A              N/A
    End of period                               N/A              N/A            $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(468)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.21            $9.87             N/A
    End of period                               N/A              N/A            $10.39           $10.21             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               126              N/A

JNL/S&P Equity Growth Division I(491)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.20             N/A              N/A
    End of period                               N/A              N/A            $10.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(415)

  Accumulation unit value:
    Beginning of period                       $13.03           $12.24           $11.08           $10.28             N/A
    End of period                             $14.77           $13.03           $12.24           $11.08             N/A
  Accumulation units outstanding
  at the end of period                        30,298           26,088           20,624            5,693             N/A

JNL/S&P Managed Conservative Division(1098)

  Accumulation unit value:
    Beginning of period                       $10.44             N/A              N/A              N/A              N/A
    End of period                             $11.09             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,594             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(270)

  Accumulation unit value:
    Beginning of period                       $13.14           $12.47           $11.41            $9.30             N/A
    End of period                             $14.71           $13.14           $12.47           $11.41             N/A
  Accumulation units outstanding
  at the end of period                        73,782           72,498           69,720           18,097             N/A

JNL/S&P Managed Moderate Division(760)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.37             N/A              N/A              N/A
    End of period                             $11.70           $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          888             1,013             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(289)

  Accumulation unit value:
    Beginning of period                       $12.71           $12.17           $11.32            $9.67             N/A
    End of period                             $13.98           $12.71           $12.17           $11.32             N/A
  Accumulation units outstanding
  at the end of period                        42,762           33,749           15,979            1,071             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(579)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.50             N/A              N/A
    End of period                               N/A              N/A            $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(322)

  Accumulation unit value:
    Beginning of period                       $22.62           $21.90           $20.14           $17.41             N/A
    End of period                             $25.23           $22.62           $21.90           $20.14             N/A
  Accumulation units outstanding
  at the end of period                        11,227            9,420           11,453            5,031             N/A

JNL/Select Global Growth Division(793)

  Accumulation unit value:
    Beginning of period                       $22.07           $19.86             N/A              N/A              N/A
    End of period                             $24.53           $22.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,443             419              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(582)

  Accumulation unit value:
    Beginning of period                       $25.50           $24.84           $23.04             N/A              N/A
    End of period                             $26.17           $25.50           $24.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          436              397             1,111             N/A              N/A

JNL/Select Money Market Division(333)

  Accumulation unit value:
    Beginning of period                       $11.73           $11.64           $11.77           $11.88             N/A
    End of period                             $12.02           $11.73           $11.64           $11.77             N/A
  Accumulation units outstanding
  at the end of period                        33,152           10,566            6,375           10,255             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(461)

  Accumulation unit value:
    Beginning of period                       $17.25           $16.25           $14.44           $13.53             N/A
    End of period                             $20.46           $17.25           $16.25           $14.44             N/A
  Accumulation units outstanding
  at the end of period                         4,229            4,339            2,349             789              N/A

JNL/T.Rowe Price Established Growth
Division(289)

  Accumulation unit value:
    Beginning of period                       $25.53           $24.53           $22.75           $17.55             N/A
    End of period                             $28.47           $25.53           $24.53           $22.75             N/A
  Accumulation units outstanding
  at the end of period                         9,998            7,510            7,486            2,992             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(289)

  Accumulation unit value:
    Beginning of period                       $35.64           $31.84           $27.50           $19.81             N/A
    End of period                             $37.34           $35.64           $31.84           $27.50             N/A
  Accumulation units outstanding
  at the end of period                         3,775            2,857            3,366             676              N/A

JNL/T.Rowe Price Value Division(322)

  Accumulation unit value:
    Beginning of period                       $13.44           $12.90           $11.42            $9.09             N/A
    End of period                             $15.82           $13.44           $12.90           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        26,605           24,381           19,339            5,839             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.60           $12.63           $12.29             N/A              N/A
    End of period                             $13.66           $12.60           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,437           37,904           28,830             N/A              N/A

JNL/Western Asset Strategic Bond
Division(390)

  Accumulation unit value:
    Beginning of period                       $17.84           $17.72           $16.89           $15.93             N/A
    End of period                             $18.32           $17.84           $17.72           $16.89             N/A
  Accumulation units outstanding
  at the end of period                         6,460            5,056            3,624             635              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(390)

  Accumulation unit value:
    Beginning of period                       $14.88           $14.82           $14.55           $14.14             N/A
    End of period                             $15.08           $14.88           $14.82           $14.55             N/A
  Accumulation units outstanding
  at the end of period                         6,833            5,911            3,283            1,364             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.945%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(556)

  Accumulation unit value:
    Beginning of period                       $11.56           $10.99           $10.58             N/A              N/A
    End of period                             $12.23           $11.56           $10.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,453            7,925            5,082             N/A              N/A

JNL/AIM Premier Equity II Division(524)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.48             N/A              N/A
    End of period                               N/A              N/A             $9.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                       $11.55           $11.24             N/A              N/A              N/A
    End of period                             $15.45           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,732            1,136             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(588)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.72           $11.10             N/A              N/A
    End of period                             $14.00           $12.47           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,308             576              455              N/A              N/A

JNL/Alger Growth Division(650)

  Accumulation unit value:
    Beginning of period                       $18.31           $16.63           $14.82             N/A              N/A
    End of period                             $18.85           $18.31           $16.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,996           12,405            5,109             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(740)

  Accumulation unit value:
    Beginning of period                       $16.66           $16.06             N/A              N/A              N/A
    End of period                             $18.35           $16.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          297             8,416             N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(683)

  Accumulation unit value:
    Beginning of period                       $18.81           $18.71           $16.01             N/A              N/A
    End of period                             $22.15           $18.81           $18.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,682             132              272              N/A              N/A

JNL/FMR Balanced Division(524)

  Accumulation unit value:
    Beginning of period                       $10.73            $9.94            $9.38             N/A              N/A
    End of period                             $11.66           $10.73            $9.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,546           40,342           10,496             N/A              N/A

JNL/FMR MidCap Equity Division(685)

  Accumulation unit value:
    Beginning of period                       $20.75           $19.93           $17.38             N/A              N/A
    End of period                             $22.81           $20.75           $19.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,617           10,120            1,847             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1125)

  Accumulation unit value:
    Beginning of period                       $10.18             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,282             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(937)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.26             N/A              N/A              N/A
    End of period                             $12.57           $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,574            1,505             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(937)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.51             N/A              N/A              N/A
    End of period                             $12.76           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,940            1,479             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1151)

  Accumulation unit value:
    Beginning of period                       $10.09             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,242             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(652)

  Accumulation unit value:
    Beginning of period                       $13.89           $12.79           $10.94             N/A              N/A
    End of period                             $16.70           $13.89           $12.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,150            4,374            2,714             N/A              N/A

JNL/JPMorgan International Value
Division(556)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.08            $9.09             N/A              N/A
    End of period                             $15.18           $11.72           $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,636           34,088            8,643             N/A              N/A

JNL/Lazard Emerging Markets Division(1140)

  Accumulation unit value:
    Beginning of period                        $9.07             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,637             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(628)

  Accumulation unit value:
    Beginning of period                       $17.73           $16.61           $14.22             N/A              N/A
    End of period                             $19.92           $17.73           $16.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,081            8,244            7,386             N/A              N/A

JNL/Lazard Small Cap Value Division(650)

  Accumulation unit value:
    Beginning of period                       $14.47           $14.10           $12.47             N/A              N/A
    End of period                             $16.58           $14.47           $14.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,164            8,928            2,799             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(418)

  Accumulation unit value:
    Beginning of period                       $11.10           $11.66            $9.75            $8.21             N/A
    End of period                             $12.22           $11.10           $11.66            $9.75             N/A
  Accumulation units outstanding
  at the end of period                        53,333           64,932           41,848             259              N/A

JNL/MCM Bond Index Division(418)

  Accumulation unit value:
    Beginning of period                       $10.93           $10.94           $10.76           $10.73             N/A
    End of period                             $11.11           $10.93           $10.94           $10.76             N/A
  Accumulation units outstanding
  at the end of period                        46,465           43,234            7,595             198              N/A

JNL/MCM Communications Sector
Division(962)

  Accumulation unit value:
    Beginning of period                        $4.39            $4.50             N/A              N/A              N/A
    End of period                              $5.86            $4.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,741            1,230             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(899)

  Accumulation unit value:
    Beginning of period                       $10.14           $10.21             N/A              N/A              N/A
    End of period                             $11.28           $10.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          519             6,762             N/A              N/A              N/A

JNL/MCM Dow 10 Division(418)

  Accumulation unit value:
    Beginning of period                        $8.65            $9.35            $9.26            $8.00             N/A
    End of period                             $10.99            $8.65            $9.35            $9.26             N/A
  Accumulation units outstanding
  at the end of period                        81,052           61,933           50,805             265              N/A

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,122             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(650)

  Accumulation unit value:
    Beginning of period                        $8.26            $8.08            $7.35             N/A              N/A
    End of period                              $9.47            $8.26            $8.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,275           24,335           27,931             N/A              N/A

JNL/MCM Financial Sector Division(686)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.80           $10.65             N/A              N/A
    End of period                             $14.29           $12.28           $11.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,788             641             1,753             N/A              N/A

JNL/MCM Global 15 Division(418)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.47            $9.13            $8.53             N/A
    End of period                             $17.03           $12.39           $11.47            $9.13             N/A
  Accumulation units outstanding
  at the end of period                        101,504          55,629           18,645             249              N/A

JNL/MCM Healthcare Sector Division(641)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.49            $9.84             N/A              N/A
    End of period                             $11.54           $11.07           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,409            7,712            5,169             N/A              N/A

JNL/MCM International Index Division(418)

  Accumulation unit value:
    Beginning of period                       $14.87           $13.38           $11.42            $9.91             N/A
    End of period                             $18.32           $14.87           $13.38           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        36,805           26,093            9,611             214              N/A

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.90            $9.87             N/A              N/A
    End of period                             $13.78           $11.82           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        587,694          264,396           8,222             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1084)

  Accumulation unit value:
    Beginning of period                        $9.38             N/A              N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,140             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(814)

  Accumulation unit value:
    Beginning of period                       $10.50            $9.27             N/A              N/A              N/A
    End of period                             $10.79           $10.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,332           11,698             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(628)

  Accumulation unit value:
    Beginning of period                       $22.71           $16.93           $14.97             N/A              N/A
    End of period                             $26.91           $22.71           $16.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,671           18,042            5,497             N/A              N/A

JNL/MCM S&P 10 Division(418)

  Accumulation unit value:
    Beginning of period                       $13.05            $9.70            $8.40            $7.36             N/A
    End of period                             $13.40           $13.05            $9.70            $8.40             N/A
  Accumulation units outstanding
  at the end of period                        78,861           77,137           25,260             289              N/A

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                        $9.58             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,480             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(418)

  Accumulation unit value:
    Beginning of period                       $13.90           $12.66           $11.15           $10.00             N/A
    End of period                             $14.96           $13.90           $12.66           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        59,952           39,126           12,508             212              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(418)

  Accumulation unit value:
    Beginning of period                       $10.59           $10.34            $9.58            $8.66             N/A
    End of period                             $11.95           $10.59           $10.34            $9.58             N/A
  Accumulation units outstanding
  at the end of period                        69,371           54,239           22,972             245              N/A

JNL/MCM Select Small-Cap Division(418)

  Accumulation unit value:
    Beginning of period                       $19.15           $17.93           $16.24           $14.26             N/A
    End of period                             $20.57           $19.15           $17.93           $16.24             N/A
  Accumulation units outstanding
  at the end of period                        35,126           25,593           11,141             149              N/A

JNL/MCM Small Cap Index Division(418)

  Accumulation unit value:
    Beginning of period                       $13.26           $12.97           $11.26           $10.04             N/A
    End of period                             $15.28           $13.26           $12.97           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        34,286           27,647            9,424             212              N/A

JNL/MCM Technology Sector Division(672)

  Accumulation unit value:
    Beginning of period                        $5.60            $5.57            $4.88             N/A              N/A
    End of period                              $6.00            $5.60            $5.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,114            6,799            2,479             N/A              N/A

JNL/MCM Value Line 25 Division(721)

  Accumulation unit value:
    Beginning of period                       $15.54           $11.42           $10.86             N/A              N/A
    End of period                             $15.03           $15.54           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        79,873           50,008             52               N/A              N/A

JNL/MCM VIP Division(681)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.07            $9.87             N/A              N/A
    End of period                             $13.11           $11.91           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,059           37,060            3,261             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(448)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.11            $9.61            $8.94             N/A
    End of period                             $14.22           $12.40           $11.11            $9.61             N/A
  Accumulation units outstanding
  at the end of period                        32,268           17,460            2,187              -               N/A

JNL/Oppenheimer Growth Division(650)

  Accumulation unit value:
    Beginning of period                        $8.64            $8.07            $7.38             N/A              N/A
    End of period                              $8.89            $8.64            $8.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,064            7,070            5,367             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(448)

  Accumulation unit value:
    Beginning of period                       $13.50           $13.46           $13.14           $13.00             N/A
    End of period                             $13.70           $13.50           $13.46           $13.14             N/A
  Accumulation units outstanding
  at the end of period                        64,403           40,786            7,007              -               N/A

JNL/PPM America High Yield Bond
Division(628)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.79             N/A              N/A
    End of period                               N/A              N/A            $15.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division(757)

  Accumulation unit value:
    Beginning of period                       $20.45           $18.74             N/A              N/A              N/A
    End of period                             $22.80           $20.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          15               19               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(1058)

  Accumulation unit value:
    Beginning of period                        $8.88             N/A              N/A              N/A              N/A
    End of period                              $8.42             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(794)

  Accumulation unit value:
    Beginning of period                       $19.36           $18.37             N/A              N/A              N/A
    End of period                             $21.46           $19.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,961            1,247             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division(651)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.64             N/A              N/A
    End of period                               N/A              N/A            $10.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(556)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.27             N/A              N/A
    End of period                               N/A              N/A            $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(614)

  Accumulation unit value:
    Beginning of period                       $13.00           $12.22           $11.07             N/A              N/A
    End of period                             $14.74           $13.00           $12.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,387           48,277           44,599             N/A              N/A

JNL/S&P Managed Conservative Division(706)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.30           $10.16             N/A              N/A
    End of period                             $11.09           $10.48           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,220           17,283           17,089             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(445)

  Accumulation unit value:
    Beginning of period                       $13.11           $12.45           $11.39           $10.89             N/A
    End of period                             $14.68           $13.11           $12.45           $11.39             N/A
  Accumulation units outstanding
  at the end of period                        42,904           33,705           18,215            3,602             N/A

JNL/S&P Managed Moderate Division(719)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.49           $10.36             N/A              N/A
    End of period                             $11.70           $10.80           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        47,490           40,496           14,775             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(424)

  Accumulation unit value:
    Beginning of period                       $12.68           $12.15           $11.31           $10.74             N/A
    End of period                             $13.95           $12.68           $12.15           $11.31             N/A
  Accumulation units outstanding
  at the end of period                        82,943           115,074          25,167           14,776             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(448)

  Accumulation unit value:
    Beginning of period                       $22.56           $21.85           $20.09           $19.23             N/A
    End of period                             $25.15           $22.56           $21.85           $20.09             N/A
  Accumulation units outstanding
  at the end of period                        11,920            9,857            4,896              -               N/A

JNL/Select Global Growth Division(1187)

  Accumulation unit value:
    Beginning of period                       $23.44             N/A              N/A              N/A              N/A
    End of period                             $24.46             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          406              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(652)

  Accumulation unit value:
    Beginning of period                       $25.44           $24.78           $21.84             N/A              N/A
    End of period                             $26.10           $25.44           $24.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,049            6,413             254              N/A              N/A

JNL/Select Money Market Division(626)

  Accumulation unit value:
    Beginning of period                       $11.69           $11.61           $11.65             N/A              N/A
    End of period                             $11.99           $11.69           $11.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        71,633            8,239            2,130             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(678)

  Accumulation unit value:
    Beginning of period                       $17.23           $16.24           $15.16             N/A              N/A
    End of period                             $20.44           $17.23           $16.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,203           15,003            1,771             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(448)

  Accumulation unit value:
    Beginning of period                       $25.46           $24.47           $22.71           $21.40             N/A
    End of period                             $28.39           $25.46           $24.47           $22.71             N/A
  Accumulation units outstanding
  at the end of period                        14,241           10,307            2,917              -               N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(588)

  Accumulation unit value:
    Beginning of period                       $35.55           $31.77           $28.35             N/A              N/A
    End of period                             $37.23           $35.55           $31.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,381            6,401            3,574             N/A              N/A

JNL/T.Rowe Price Value Division(623)

  Accumulation unit value:
    Beginning of period                       $13.42           $12.89           $11.54             N/A              N/A
    End of period                             $15.79           $13.42           $12.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,600           38,791            8,282             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.57           $12.61           $12.27             N/A              N/A
    End of period                             $13.63           $12.57           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,109            5,800            3,761             N/A              N/A

JNL/Western Asset Strategic Bond
Division(646)

  Accumulation unit value:
    Beginning of period                       $17.79           $17.68           $17.03             N/A              N/A
    End of period                             $18.27           $17.79           $17.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,638            7,687            2,206             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(524)

  Accumulation unit value:
    Beginning of period                       $14.84           $14.79           $14.70             N/A              N/A
    End of period                             $15.03           $14.84           $14.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,039            5,249            3,993             N/A              N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.95%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(153)

  Accumulation unit value:
    Beginning of period                       $11.56           $10.99           $10.19            $7.99            $8.39
    End of period                             $12.22           $11.56           $10.99           $10.19            $7.99
  Accumulation units outstanding
  at the end of period                        36,806           41,381           27,566           10,724              -

JNL/AIM Premier Equity II Division(297)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.32            $7.53             N/A
    End of period                               N/A              N/A             $9.10            $9.32             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,460             N/A

JNL/AIM Real Estate Division(874)

  Accumulation unit value:
    Beginning of period                       $11.55           $11.28             N/A              N/A              N/A
    End of period                             $15.45           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,931           22,762             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(346)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.72           $11.19            $9.49             N/A
    End of period                             $14.00           $12.47           $11.72           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        56,668           53,594           38,850           19,461             N/A

JNL/Alger Growth Division(297)

  Accumulation unit value:
    Beginning of period                       $18.27           $16.59           $16.11           $12.25             N/A
    End of period                             $18.81           $18.27           $16.59           $16.11             N/A
  Accumulation units outstanding
  at the end of period                        17,880           16,416            7,887           17,332             N/A

JNL/Alliance Capital Growth Division(297)

  Accumulation unit value:
    Beginning of period                         N/A             $9.56            $9.17            $7.52             N/A
    End of period                               N/A             $8.68            $9.56            $9.17             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             13,519           38,407             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(273)

  Accumulation unit value:
    Beginning of period                       $16.65           $16.42           $15.75           $12.47             N/A
    End of period                             $18.34           $16.65           $16.42           $15.75             N/A
  Accumulation units outstanding
  at the end of period                        21,039           21,291           16,328            7,408             N/A

JNL/Eagle SmallCap Equity Division(218)

  Accumulation unit value:
    Beginning of period                       $18.80           $18.70           $16.05           $11.69           $11.20
    End of period                             $22.14           $18.80           $18.70           $16.05           $11.69
  Accumulation units outstanding
  at the end of period                        15,823            9,572           14,259            3,864              -

JNL/FMR Balanced Division(273)

  Accumulation unit value:
    Beginning of period                       $10.73            $9.94            $9.26            $8.14             N/A
    End of period                             $11.66           $10.73            $9.94            $9.26             N/A
  Accumulation units outstanding
  at the end of period                        31,272           46,330           35,671           21,242             N/A

JNL/FMR MidCap Equity Division(453)

  Accumulation unit value:
    Beginning of period                       $20.74           $19.92           $17.22           $16.82             N/A
    End of period                             $22.80           $20.74           $19.92           $17.22             N/A
  Accumulation units outstanding
  at the end of period                        10,503           10,224            2,006             345              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1076)

  Accumulation unit value:
    Beginning of period                        $9.88             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,885             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(897)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.73             N/A              N/A              N/A
    End of period                             $12.57           $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,356            5,679             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(850)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.65             N/A              N/A              N/A
    End of period                             $12.76           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,078           12,635             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,233             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(346)

  Accumulation unit value:
    Beginning of period                       $13.88           $12.79           $11.21            $9.66             N/A
    End of period                             $16.69           $13.88           $12.79           $11.21             N/A
  Accumulation units outstanding
  at the end of period                        36,135           22,817            6,827           13,238             N/A

JNL/JPMorgan International Value
Division(411)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.08            $8.39            $7.33             N/A
    End of period                             $15.17           $11.72           $10.08            $8.39             N/A
  Accumulation units outstanding
  at the end of period                        116,898          86,818           61,881           18,045             N/A

JNL/Lazard Emerging Markets Division(1071)

  Accumulation unit value:
    Beginning of period                        $9.48             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,541             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(153)

  Accumulation unit value:
    Beginning of period                       $17.71           $16.60           $13.57           $10.74           $10.96
    End of period                             $19.90           $17.71           $16.60           $13.57           $10.74
  Accumulation units outstanding
  at the end of period                        62,626           74,441           31,445            7,158              -

JNL/Lazard Small Cap Value Division(153)

  Accumulation unit value:
    Beginning of period                       $14.46           $14.09           $12.45            $9.15            $9.55
    End of period                             $16.56           $14.46           $14.09           $12.45            $9.15
  Accumulation units outstanding
  at the end of period                        48,005           64,204           41,982           21,995              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(300)

  Accumulation unit value:
    Beginning of period                       $11.09           $11.65            $9.75            $6.95             N/A
    End of period                             $12.21           $11.09           $11.65            $9.75             N/A
  Accumulation units outstanding
  at the end of period                        561,423          559,154          255,800          84,346             N/A

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.93           $10.76           $10.69             N/A
    End of period                             $11.10           $10.92           $10.93           $10.76             N/A
  Accumulation units outstanding
  at the end of period                        267,317          299,033          172,436          67,745             N/A

JNL/MCM Communications Sector
Division(609)

  Accumulation unit value:
    Beginning of period                        $4.39            $4.43            $3.96             N/A              N/A
    End of period                              $5.86            $4.39            $4.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,217           13,207           13,270             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(609)

  Accumulation unit value:
    Beginning of period                       $10.14           $10.59            $9.69             N/A              N/A
    End of period                             $11.28           $10.14           $10.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,191           12,404             55               N/A              N/A

JNL/MCM Dow 10 Division(300)

  Accumulation unit value:
    Beginning of period                        $8.64            $9.34            $9.26            $6.82             N/A
    End of period                             $10.98            $8.64            $9.34            $9.26             N/A
  Accumulation units outstanding
  at the end of period                        767,350          796,751          400,721          131,275            N/A

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        166,986            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(368)

  Accumulation unit value:
    Beginning of period                        $8.25            $8.07            $7.40            $6.66             N/A
    End of period                              $9.45            $8.25            $8.07            $7.40             N/A
  Accumulation units outstanding
  at the end of period                        123,727          156,409          154,568          40,569             N/A

JNL/MCM Financial Sector Division(495)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.80           $10.69             N/A              N/A
    End of period                             $14.29           $12.28           $11.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,201           48,835           19,412             N/A              N/A

JNL/MCM Global 15 Division(300)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.46            $9.13            $6.14             N/A
    End of period                             $17.02           $12.39           $11.46            $9.13             N/A
  Accumulation units outstanding
  at the end of period                        599,037          568,256          227,316          61,879             N/A

JNL/MCM Healthcare Sector Division(495)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.49           $10.44             N/A              N/A
    End of period                             $11.53           $11.07           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,295           86,044           23,886             N/A              N/A

JNL/MCM International Index Division(320)

  Accumulation unit value:
    Beginning of period                       $14.87           $13.38           $11.42            $8.54             N/A
    End of period                             $18.31           $14.87           $13.38           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        183,123          168,891          90,544           21,286             N/A

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.90            $9.98             N/A              N/A
    End of period                             $13.78           $11.82           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,709,217        1,343,287         164,606            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1106)

  Accumulation unit value:
    Beginning of period                        $9.43             N/A              N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,216             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(709)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.82           $10.47             N/A              N/A
    End of period                             $10.79           $10.50           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        54,065           48,340            5,822             N/A              N/A

JNL/MCM Oil & Gas Sector Division(495)

  Accumulation unit value:
    Beginning of period                       $22.71           $16.93           $13.07             N/A              N/A
    End of period                             $26.90           $22.71           $16.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        79,923           80,371           19,816             N/A              N/A

JNL/MCM S&P 10 Division(300)

  Accumulation unit value:
    Beginning of period                       $13.05            $9.69            $8.40            $7.15             N/A
    End of period                             $13.40           $13.05            $9.69            $8.40             N/A
  Accumulation units outstanding
  at the end of period                        601,317          609,846          291,617          94,115             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(312)

  Accumulation unit value:
    Beginning of period                       $13.90           $12.66           $11.15            $8.29             N/A
    End of period                             $14.95           $13.90           $12.66           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        277,859          273,444          169,832          50,154             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(218)

  Accumulation unit value:
    Beginning of period                       $10.59           $10.34            $9.58            $7.65            $7.86
    End of period                             $11.95           $10.59           $10.34            $9.58            $7.65
  Accumulation units outstanding
  at the end of period                        459,463          472,948          289,413          94,353              -

JNL/MCM Select Small-Cap Division(300)

  Accumulation unit value:
    Beginning of period                       $19.15           $17.92           $16.23           $11.29             N/A
    End of period                             $20.56           $19.15           $17.92           $16.23             N/A
  Accumulation units outstanding
  at the end of period                        342,413          329,377          143,055          52,097             N/A

JNL/MCM Small Cap Index Division(312)

  Accumulation unit value:
    Beginning of period                       $13.26           $12.97           $11.26            $7.89             N/A
    End of period                             $15.28           $13.26           $12.97           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        190,995          162,892          87,894           26,949             N/A

JNL/MCM Technology Sector Division(544)

  Accumulation unit value:
    Beginning of period                        $5.60            $5.57            $5.44             N/A              N/A
    End of period                              $6.00            $5.60            $5.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        89,877           96,691           19,854             N/A              N/A

JNL/MCM Value Line 25 Division(689)

  Accumulation unit value:
    Beginning of period                       $15.54           $11.42            $9.56             N/A              N/A
    End of period                             $15.03           $15.54           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        404,567          291,505          15,685             N/A              N/A

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.07           $10.53             N/A              N/A
    End of period                             $13.10           $11.91           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        303,135          306,229          13,576             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(346)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.11            $9.61            $7.80             N/A
    End of period                             $14.22           $12.39           $11.11            $9.61             N/A
  Accumulation units outstanding
  at the end of period                        95,710           89,963           74,783           20,933             N/A

JNL/Oppenheimer Growth Division(411)

  Accumulation unit value:
    Beginning of period                        $8.61            $8.04            $7.87            $7.81             N/A
    End of period                              $8.86            $8.61            $8.04            $7.87             N/A
  Accumulation units outstanding
  at the end of period                        35,297           26,945           14,308            5,376             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(153)

  Accumulation unit value:
    Beginning of period                       $13.50           $13.45           $13.14           $12.78           $12.26
    End of period                             $13.70           $13.50           $13.45           $13.14           $12.78
  Accumulation units outstanding
  at the end of period                        180,731          182,507          112,184          28,962              -

JNL/PPM America High Yield Bond
Division(218)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.78           $12.70           $12.22
    End of period                               N/A              N/A            $15.22           $14.78           $12.70
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             16,345              -

JNL/Putnam Equity Division(548)

  Accumulation unit value:
    Beginning of period                       $20.43           $19.15           $17.54             N/A              N/A
    End of period                             $22.79           $20.43           $19.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,152            3,898             842              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(389)

  Accumulation unit value:
    Beginning of period                        $8.12            $7.39            $6.35            $5.63             N/A
    End of period                              $8.42            $8.12            $7.39            $6.35             N/A
  Accumulation units outstanding
  at the end of period                        16,510           15,833            8,025            2,459             N/A

JNL/Putnam Value Equity Division(273)

  Accumulation unit value:
    Beginning of period                       $19.35           $18.80           $17.47           $13.63             N/A
    End of period                             $21.45           $19.35           $18.80           $17.47             N/A
  Accumulation units outstanding
  at the end of period                         6,125            8,469            5,300            2,074             N/A

JNL/S&P Core Index 100 Division(297)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.18            $8.34             N/A
    End of period                               N/A              N/A            $10.33           $10.18             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             13,916             N/A

JNL/S&P Core Index 50 Division(484)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.88            $9.86             N/A
    End of period                               N/A              N/A            $10.04            $9.88             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,701             N/A

JNL/S&P Core Index 75 Division(521)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.27             N/A              N/A
    End of period                               N/A              N/A            $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(410)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.19            $9.33             N/A
    End of period                               N/A              N/A            $10.37           $10.19             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,394             N/A

JNL/S&P Equity Growth Division I(377)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.97            $8.93             N/A
    End of period                               N/A              N/A            $10.12            $9.97             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             11,475             N/A

JNL/S&P Managed Aggressive Growth
Division(344)

  Accumulation unit value:
    Beginning of period                       $13.00           $12.22           $11.06            $9.77             N/A
    End of period                             $14.73           $13.00           $12.22           $11.06             N/A
  Accumulation units outstanding
  at the end of period                        158,692          122,106          86,407           13,646             N/A

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.30            $9.96             N/A              N/A
    End of period                             $11.08           $10.48           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        155,306          128,462          20,214             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(387)

  Accumulation unit value:
    Beginning of period                       $13.11           $12.44           $11.39           $10.30             N/A
    End of period                             $14.68           $13.11           $12.44           $11.39             N/A
  Accumulation units outstanding
  at the end of period                        729,216          801,751          718,229          175,682            N/A

JNL/S&P Managed Moderate Division(724)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.49           $10.38             N/A              N/A
    End of period                             $11.69           $10.80           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        336,775          387,580            192              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(276)

  Accumulation unit value:
    Beginning of period                       $12.68           $12.15           $11.30            $9.49             N/A
    End of period                             $13.95           $12.68           $12.15           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        735,858          714,724          294,370          157,271            N/A

JNL/S&P Retirement 2015 Division(1029)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1171)

  Accumulation unit value:
    Beginning of period                       $10.27             N/A              N/A              N/A              N/A
    End of period                             $10.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,008             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(102)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.67            $8.33           $10.62
    End of period                               N/A              N/A            $10.88           $10.67            $8.33
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/Select Balanced Division(273)

  Accumulation unit value:
    Beginning of period                       $22.55           $21.84           $20.09           $16.38             N/A
    End of period                             $25.14           $22.55           $21.84           $20.09             N/A
  Accumulation units outstanding
  at the end of period                        54,015           55,009           26,463           13,316             N/A

JNL/Select Global Growth Division(724)

  Accumulation unit value:
    Beginning of period                       $22.00           $22.01           $21.71             N/A              N/A
    End of period                             $24.45           $22.00           $22.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,940            5,444             537              N/A              N/A

JNL/Select Large Cap Growth Division(153)

  Accumulation unit value:
    Beginning of period                       $25.46           $24.80           $22.65           $17.04           $17.26
    End of period                             $26.12           $25.46           $24.80           $22.65           $17.04
  Accumulation units outstanding
  at the end of period                         7,829           11,228           17,320            2,264              -

JNL/Select Money Market Division(332)

  Accumulation unit value:
    Beginning of period                       $11.69           $11.60           $11.74           $11.85             N/A
    End of period                             $11.98           $11.69           $11.60           $11.74             N/A
  Accumulation units outstanding
  at the end of period                        414,239          20,719           14,636           23,324             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(413)

  Accumulation unit value:
    Beginning of period                       $17.23           $16.24           $14.43           $13.10             N/A
    End of period                             $20.43           $17.23           $16.24           $14.43             N/A
  Accumulation units outstanding
  at the end of period                        47,932           33,256           28,459            9,439             N/A

JNL/T.Rowe Price Established Growth
Division(273)

  Accumulation unit value:
    Beginning of period                       $25.45           $24.46           $22.70           $17.21             N/A
    End of period                             $28.37           $25.45           $24.46           $22.70             N/A
  Accumulation units outstanding
  at the end of period                        59,368           63,656           39,044           16,039             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(153)

  Accumulation unit value:
    Beginning of period                       $35.51           $31.73           $27.42           $20.17           $20.85
    End of period                             $37.19           $35.51           $31.73           $27.42           $20.17
  Accumulation units outstanding
  at the end of period                        46,387           49,406           28,688            9,173              -

JNL/T.Rowe Price Value Division(153)

  Accumulation unit value:
    Beginning of period                       $13.41           $12.88           $11.40            $8.95            $9.19
    End of period                             $15.78           $13.41           $12.88           $11.40            $8.95
  Accumulation units outstanding
  at the end of period                        149,365          153,432          133,471          50,846              -

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.57           $12.60           $12.26             N/A              N/A
    End of period                             $13.62           $12.57           $12.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        89,453           81,767           57,641             N/A              N/A

JNL/Western Asset Strategic Bond
Division(218)

  Accumulation unit value:
    Beginning of period                       $17.78           $17.67           $16.85           $15.13           $14.57
    End of period                             $18.26           $17.78           $17.67           $16.85           $15.13
  Accumulation units outstanding
  at the end of period                        69,403           70,968           31,648           10,209              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(273)

  Accumulation unit value:
    Beginning of period                       $14.84           $14.78           $14.51           $14.66             N/A
    End of period                             $15.02           $14.84           $14.78           $14.51             N/A
  Accumulation units outstanding
  at the end of period                        69,631           65,938           27,677            7,905             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.955%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(929)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.57             N/A              N/A              N/A
    End of period                             $15.45           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,294             451              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1013)

  Accumulation unit value:
    Beginning of period                       $11.50             N/A              N/A              N/A              N/A
    End of period                             $12.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(626)

  Accumulation unit value:
    Beginning of period                       $13.87           $12.78           $10.72             N/A              N/A
    End of period                             $16.68           $13.87           $12.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              1,451             N/A              N/A

JNL/JPMorgan International Value
Division(1212)

  Accumulation unit value:
    Beginning of period                       $14.87             N/A              N/A              N/A              N/A
    End of period                             $15.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(682)

  Accumulation unit value:
    Beginning of period                       $11.09           $11.65           $10.56             N/A              N/A
    End of period                             $12.21           $11.09           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,296            4,561            5,263             N/A              N/A

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.93           $10.95             N/A              N/A
    End of period                             $11.10           $10.92           $10.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          758              728              682              N/A              N/A

JNL/MCM Communications Sector
Division(1156)

  Accumulation unit value:
    Beginning of period                        $5.34             N/A              N/A              N/A              N/A
    End of period                              $5.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          243              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(626)

  Accumulation unit value:
    Beginning of period                        $8.64            $9.34            $8.57             N/A              N/A
    End of period                             $10.98            $8.64            $9.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,757            5,732            7,803             N/A              N/A

JNL/MCM Dow Dividend Division(1212)

  Accumulation unit value:
    Beginning of period                       $11.62             N/A              N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(637)

  Accumulation unit value:
    Beginning of period                        $8.25            $8.07            $7.16             N/A              N/A
    End of period                              $9.45            $8.25            $8.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               345              N/A              N/A

JNL/MCM Financial Sector Division(929)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.14             N/A              N/A              N/A
    End of period                             $14.28           $12.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          363              428              N/A              N/A              N/A

JNL/MCM Global 15 Division(682)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.46           $10.23             N/A              N/A
    End of period                             $17.02           $12.38           $11.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,685            4,716            5,440             N/A              N/A

JNL/MCM Healthcare Sector Division(929)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.60             N/A              N/A              N/A
    End of period                             $11.53           $11.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          297              300              N/A              N/A              N/A

JNL/MCM International Index Division(631)

  Accumulation unit value:
    Beginning of period                       $14.87           $13.38           $11.42             N/A              N/A
    End of period                             $18.32           $14.87           $13.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,246             519              948              N/A              N/A

JNL/MCM JNL 5 Division(929)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.15             N/A              N/A              N/A
    End of period                             $13.78           $11.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,482            2,848             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(784)

  Accumulation unit value:
    Beginning of period                       $22.69           $19.71             N/A              N/A              N/A
    End of period                             $26.88           $22.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          185              372              N/A              N/A              N/A

JNL/MCM S&P 10 Division(682)

  Accumulation unit value:
    Beginning of period                       $13.05            $9.69            $8.68             N/A              N/A
    End of period                             $13.39           $13.05            $9.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,303            9,098            6,686             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(631)

  Accumulation unit value:
    Beginning of period                       $13.90           $12.66           $11.12             N/A              N/A
    End of period                             $14.95           $13.90           $12.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,112            1,568            2,059             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(626)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.34            $9.28             N/A              N/A
    End of period                             $11.95           $10.58           $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,618            1,780            6,575             N/A              N/A

JNL/MCM Select Small-Cap Division(626)

  Accumulation unit value:
    Beginning of period                       $19.14           $17.92           $14.48             N/A              N/A
    End of period                             $20.55           $19.14           $17.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,034            3,688            4,311             N/A              N/A

JNL/MCM Small Cap Index Division(631)

  Accumulation unit value:
    Beginning of period                       $13.26           $12.97           $11.06             N/A              N/A
    End of period                             $15.28           $13.26           $12.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                          583              583              996              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(913)

  Accumulation unit value:
    Beginning of period                       $15.54           $13.55             N/A              N/A              N/A
    End of period                             $15.03           $15.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          503             5,219             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(1212)

  Accumulation unit value:
    Beginning of period                       $14.10             N/A              N/A              N/A              N/A
    End of period                             $14.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(682)

  Accumulation unit value:
    Beginning of period                       $13.49           $13.45           $13.42             N/A              N/A
    End of period                             $13.69           $13.49           $13.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,226            1,176            1,113             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(637)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.72             N/A              N/A
    End of period                               N/A              N/A            $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.99           $12.21           $11.24             N/A              N/A
    End of period                             $14.73           $12.99           $12.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               211              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(1143)

  Accumulation unit value:
    Beginning of period                       $13.05             N/A              N/A              N/A              N/A
    End of period                             $13.94             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                       $22.54           $21.83           $20.63             N/A              N/A
    End of period                             $25.12           $22.54           $21.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               362              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(1212)

  Accumulation unit value:
    Beginning of period                       $28.19             N/A              N/A              N/A              N/A
    End of period                             $28.36             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(626)

  Accumulation unit value:
    Beginning of period                       $35.51           $31.73           $26.75             N/A              N/A
    End of period                             $37.19           $35.51           $31.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               456              582              N/A              N/A

JNL/T.Rowe Price Value Division(626)

  Accumulation unit value:
    Beginning of period                       $13.41           $12.88           $11.40             N/A              N/A
    End of period                             $15.78           $13.41           $12.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              1,365             N/A              N/A

JNL/Western Asset High Yield Bond
Division(682)

  Accumulation unit value:
    Beginning of period                       $12.55           $12.59           $12.34             N/A              N/A
    End of period                             $13.61           $12.55           $12.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          626              640             1,210             N/A              N/A

JNL/Western Asset Strategic Bond
Division(682)

  Accumulation unit value:
    Beginning of period                       $17.77           $17.66           $17.31             N/A              N/A
    End of period                             $18.24           $17.77           $17.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                          924              898             1,294             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(682)

  Accumulation unit value:
    Beginning of period                       $14.83           $14.77           $14.72             N/A              N/A
    End of period                             $15.01           $14.83           $14.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,118            1,072            1,015             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.96%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(113)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.99           $10.19            $7.99            $9.65
    End of period                             $12.22           $11.55           $10.99           $10.19            $7.99
  Accumulation units outstanding
  at the end of period                        95,460           102,447          112,087          91,339           27,611

JNL/AIM Premier Equity II Division(117)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.32            $7.75           $10.25
    End of period                               N/A              N/A             $9.10            $9.32            $7.75
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             26,608            5,186

JNL/AIM Real Estate Division(831)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.21             N/A              N/A              N/A
    End of period                             $15.45           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,587           19,958             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(107)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.72           $11.18            $8.24           $10.94
    End of period                             $13.99           $12.46           $11.72           $11.18            $8.24
  Accumulation units outstanding
  at the end of period                        63,844           75,222           78,193           141,076          41,184

JNL/Alger Growth Division(111)

  Accumulation unit value:
    Beginning of period                       $18.25           $16.57           $16.03           $12.13           $16.57
    End of period                             $18.79           $18.25           $16.57           $16.03           $12.13
  Accumulation units outstanding
  at the end of period                        77,454           87,814           91,202           103,888          46,048

JNL/Alliance Capital Growth Division(118)

  Accumulation unit value:
    Beginning of period                         N/A             $9.56            $9.17            $7.52            $9.90
    End of period                               N/A             $8.68            $9.56            $9.17            $7.52
  Accumulation units outstanding
  at the end of period                          N/A               -             33,075           114,670          18,349






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(111)

  Accumulation unit value:
    Beginning of period                       $16.63           $16.41           $15.74           $12.89           $16.04
    End of period                             $18.33           $16.63           $16.41           $15.74           $12.89
  Accumulation units outstanding
  at the end of period                        66,903           77,535           80,560           65,672           29,226

JNL/Eagle SmallCap Equity Division(111)

  Accumulation unit value:
    Beginning of period                       $18.78           $18.68           $16.04           $11.69           $16.15
    End of period                             $22.12           $18.78           $18.68           $16.04           $11.69
  Accumulation units outstanding
  at the end of period                        35,810           30,275           35,160           63,447           15,846

JNL/FMR Balanced Division(110)

  Accumulation unit value:
    Beginning of period                       $10.72            $9.93            $9.26            $8.30            $8.91
    End of period                             $11.65           $10.72            $9.93            $9.26            $8.30
  Accumulation units outstanding
  at the end of period                        112,516          185,158          168,721          148,712          39,159

JNL/FMR MidCap Equity Division(117)

  Accumulation unit value:
    Beginning of period                       $20.72           $19.91           $17.20           $12.93           $16.50
    End of period                             $22.77           $20.72           $19.91           $17.20           $12.93
  Accumulation units outstanding
  at the end of period                        18,025           22,848           26,174           21,273            7,569






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,263             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(849)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.53             N/A              N/A              N/A
    End of period                             $12.57           $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,090            1,340             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(849)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.65             N/A              N/A              N/A
    End of period                             $12.76           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,151           18,672             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1075)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        66,474             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(113)

  Accumulation unit value:
    Beginning of period                       $13.86           $12.77           $11.20            $8.88           $11.27
    End of period                             $16.67           $13.86           $12.77           $11.20            $8.88
  Accumulation units outstanding
  at the end of period                        93,454           81,759           61,743           130,042          58,569

JNL/JPMorgan International Value
Division(245)

  Accumulation unit value:
    Beginning of period                       $11.71           $10.07            $8.38            $6.13            $6.08
    End of period                             $15.16           $11.71           $10.07            $8.38            $6.13
  Accumulation units outstanding
  at the end of period                        209,554          136,852          198,111          32,836            2,737

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,568             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(111)

  Accumulation unit value:
    Beginning of period                       $17.71           $16.60           $13.57           $10.74           $13.08
    End of period                             $19.89           $17.71           $16.60           $13.57           $10.74
  Accumulation units outstanding
  at the end of period                        123,085          136,774          168,123          102,925          39,620

JNL/Lazard Small Cap Value Division(113)

  Accumulation unit value:
    Beginning of period                       $14.45           $14.08           $12.45            $9.14           $11.73
    End of period                             $16.56           $14.45           $14.08           $12.45            $9.14
  Accumulation units outstanding
  at the end of period                        113,722          146,353          179,997          112,324          42,406






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(118)

  Accumulation unit value:
    Beginning of period                       $11.09           $11.65            $9.74            $7.48            $9.64
    End of period                             $12.20           $11.09           $11.65            $9.74            $7.48
  Accumulation units outstanding
  at the end of period                        543,201          629,683          729,545          428,600          119,222

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.93           $10.76           $10.65            $9.95
    End of period                             $11.10           $10.92           $10.93           $10.76           $10.65
  Accumulation units outstanding
  at the end of period                        128,324          119,273          136,472          98,766           35,329

JNL/MCM Communications Sector
Division(522)

  Accumulation unit value:
    Beginning of period                        $4.38            $4.43            $4.13             N/A              N/A
    End of period                              $5.85            $4.38            $4.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,964            6,745            8,822             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(512)

  Accumulation unit value:
    Beginning of period                       $10.13           $10.59            $9.89             N/A              N/A
    End of period                             $11.27           $10.13           $10.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,527           14,819           14,004             N/A              N/A

JNL/MCM Dow 10 Division(110)

  Accumulation unit value:
    Beginning of period                        $8.64            $9.34            $9.26            $7.51            $8.89
    End of period                             $10.98            $8.64            $9.34            $9.26            $7.51
  Accumulation units outstanding
  at the end of period                        750,284          805,108          878,584          609,023          160,380

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                       $10.08             N/A              N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        108,129            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(118)

  Accumulation unit value:
    Beginning of period                        $8.25            $8.07            $7.39            $5.84            $7.46
    End of period                              $9.45            $8.25            $8.07            $7.39            $5.84
  Accumulation units outstanding
  at the end of period                        96,787           69,651           80,240           84,242            9,986

JNL/MCM Financial Sector Division(497)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.79           $10.82             N/A              N/A
    End of period                             $14.28           $12.27           $11.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,712           12,215           12,804             N/A              N/A

JNL/MCM Global 15 Division(118)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.46            $9.12            $6.99            $8.91
    End of period                             $17.01           $12.38           $11.46            $9.12            $6.99
  Accumulation units outstanding
  at the end of period                        650,794          742,652          700,411          437,710          123,531

JNL/MCM Healthcare Sector Division(490)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.48           $10.50             N/A              N/A
    End of period                             $11.52           $11.06           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,801           48,733           35,663             N/A              N/A

JNL/MCM International Index Division(118)

  Accumulation unit value:
    Beginning of period                       $14.86           $13.38           $11.42            $8.48           $10.68
    End of period                             $18.30           $14.86           $13.38           $11.42            $8.48
  Accumulation units outstanding
  at the end of period                        166,640          153,192          186,916          117,408          42,201

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.90            $9.70             N/A              N/A
    End of period                             $13.78           $11.82           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        807,271          322,621          92,547             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1134)

  Accumulation unit value:
    Beginning of period                        $9.59             N/A              N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,686             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(702)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.82           $10.18             N/A              N/A
    End of period                             $10.79           $10.50           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,093           53,286            1,092             N/A              N/A

JNL/MCM Oil & Gas Sector Division(499)

  Accumulation unit value:
    Beginning of period                       $22.69           $16.92           $13.37             N/A              N/A
    End of period                             $26.88           $22.69           $16.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        81,201           106,545          24,200             N/A              N/A

JNL/MCM S&P 10 Division(118)

  Accumulation unit value:
    Beginning of period                       $13.04            $9.69            $8.40            $7.20            $9.82
    End of period                             $13.39           $13.04            $9.69            $8.40            $7.20
  Accumulation units outstanding
  at the end of period                        566,154          640,597          718,455          456,102          124,970

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                        $9.78             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,729             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(117)

  Accumulation unit value:
    Beginning of period                       $13.89           $12.65           $11.14            $8.45           $10.75
    End of period                             $14.94           $13.89           $12.65           $11.14            $8.45
  Accumulation units outstanding
  at the end of period                        162,576          196,686          244,873          170,200          60,563






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(117)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.34            $9.58            $7.64            $9.59
    End of period                             $11.94           $10.58           $10.34            $9.58            $7.64
  Accumulation units outstanding
  at the end of period                        294,712          360,804          422,918          303,614          102,302

JNL/MCM Select Small-Cap Division(118)

  Accumulation unit value:
    Beginning of period                       $19.14           $17.91           $16.23           $11.18           $15.23
    End of period                             $20.54           $19.14           $17.91           $16.23           $11.18
  Accumulation units outstanding
  at the end of period                        346,221          408,169          428,370          281,329          82,650

JNL/MCM Small Cap Index Division(117)

  Accumulation unit value:
    Beginning of period                       $13.25           $12.97           $11.26            $7.87           $10.49
    End of period                             $15.27           $13.25           $12.97           $11.26            $7.87
  Accumulation units outstanding
  at the end of period                        168,141          182,880          225,285          146,573          55,753

JNL/MCM Technology Sector Division(493)

  Accumulation unit value:
    Beginning of period                        $5.59            $5.57            $6.01             N/A              N/A
    End of period                              $6.00            $5.59            $5.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,428           26,318           20,606             N/A              N/A

JNL/MCM Value Line 25 Division(694)

  Accumulation unit value:
    Beginning of period                       $15.54           $11.42           $10.11             N/A              N/A
    End of period                             $15.03           $15.54           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        280,348          266,634          37,176             N/A              N/A

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.06           $10.10             N/A              N/A
    End of period                             $13.10           $11.91           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        174,932          52,874            1,407             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.11            $9.60            $6.97            $9.14
    End of period                             $14.21           $12.39           $11.11            $9.60            $6.97
  Accumulation units outstanding
  at the end of period                        229,288          228,827          235,600          187,082          32,807

JNL/Oppenheimer Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $8.60            $8.04            $7.87            $6.81            $8.67
    End of period                              $8.85            $8.60            $8.04            $7.87            $6.81
  Accumulation units outstanding
  at the end of period                        50,737           51,389           68,727           48,695           11,427

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(110)

  Accumulation unit value:
    Beginning of period                       $13.49           $13.44           $13.13           $12.77           $12.21
    End of period                             $13.69           $13.49           $13.44           $13.13           $12.77
  Accumulation units outstanding
  at the end of period                        335,727          329,926          353,176          310,331          196,657

JNL/PPM America High Yield Bond
Division(107)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.77           $12.69           $12.84
    End of period                               N/A              N/A            $15.21           $14.77           $12.69
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             231,268          67,853

JNL/Putnam Equity Division(114)

  Accumulation unit value:
    Beginning of period                       $20.40           $19.13           $17.26           $13.84           $16.75
    End of period                             $22.76           $20.40           $19.13           $17.26           $13.84
  Accumulation units outstanding
  at the end of period                         8,534            8,826           10,888           12,169            4,337






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $8.12            $7.38            $6.35            $4.85            $6.56
    End of period                              $8.42            $8.12            $7.38            $6.35            $4.85
  Accumulation units outstanding
  at the end of period                        28,095           46,119           69,091           56,519           35,705

JNL/Putnam Value Equity Division(107)

  Accumulation unit value:
    Beginning of period                       $19.33           $18.79           $17.45           $14.29           $17.54
    End of period                             $21.42           $19.33           $18.79           $17.45           $14.29
  Accumulation units outstanding
  at the end of period                        34,406           35,045           46,507           38,737           24,452

JNL/S&P Core Index 100 Division(115)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.18            $8.50            $9.80
    End of period                               N/A              N/A            $10.33           $10.18            $8.50
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             94,228           75,715

JNL/S&P Core Index 50 Division(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.88            $7.69            $9.88
    End of period                               N/A              N/A            $10.04            $9.88            $7.69
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             22,742           10,348

JNL/S&P Core Index 75 Division(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.04            $8.10            $9.84
    End of period                               N/A              N/A            $10.21           $10.04            $8.10
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             69,825           109,576

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.19            $7.99           $10.26
    End of period                               N/A              N/A            $10.37           $10.19            $7.99
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             43,332           14,127

JNL/S&P Equity Growth Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.96            $7.84           $10.09
    End of period                               N/A              N/A            $10.11            $9.96            $7.84
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             222,571          66,163

JNL/S&P Managed Aggressive Growth
Division(115)

  Accumulation unit value:
    Beginning of period                       $12.99           $12.21           $11.06            $8.89           $10.90
    End of period                             $14.72           $12.99           $12.21           $11.06            $8.89
  Accumulation units outstanding
  at the end of period                        568,310          589,700          760,158          244,257          172,156

JNL/S&P Managed Conservative Division(682)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.30            $9.98             N/A              N/A
    End of period                             $11.08           $10.48           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,404            7,446            5,961             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(107)

  Accumulation unit value:
    Beginning of period                       $13.10           $12.43           $11.38            $9.53           $10.96
    End of period                             $14.66           $13.10           $12.43           $11.38            $9.53
  Accumulation units outstanding
  at the end of period                       1,057,977        1,258,044        1,547,986        1,231,981         495,678

JNL/S&P Managed Moderate Division(678)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.49            $9.97             N/A              N/A
    End of period                             $11.69           $10.80           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,933           25,539             156              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(117)

  Accumulation unit value:
    Beginning of period                       $12.67           $12.14           $11.30            $9.79           $10.79
    End of period                             $13.93           $12.67           $12.14           $11.30            $9.79
  Accumulation units outstanding
  at the end of period                        657,754          501,150          557,655          503,663          362,628

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1134)

  Accumulation unit value:
    Beginning of period                       $10.03             N/A              N/A              N/A              N/A
    End of period                             $10.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,761             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.67            $8.33           $10.70
    End of period                               N/A              N/A            $10.87           $10.67            $8.33
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             34,610           26,949

JNL/Select Balanced Division(110)

  Accumulation unit value:
    Beginning of period                       $22.53           $21.82           $20.07           $16.83           $18.02
    End of period                             $25.11           $22.53           $21.82           $20.07           $16.83
  Accumulation units outstanding
  at the end of period                        91,227           121,878          134,124          102,882          34,008

JNL/Select Global Growth Division(719)

  Accumulation unit value:
    Beginning of period                       $21.98           $21.99           $21.93             N/A              N/A
    End of period                             $24.42           $21.98           $21.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,050            1,730            4,632             N/A              N/A

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $25.40           $24.74           $22.60           $17.01           $21.57
    End of period                             $26.05           $25.40           $24.74           $22.60           $17.01
  Accumulation units outstanding
  at the end of period                        26,311           29,928           69,043           34,029            7,823

JNL/Select Money Market Division(116)

  Accumulation unit value:
    Beginning of period                       $11.68           $11.59           $11.73           $11.91           $11.98
    End of period                             $11.97           $11.68           $11.59           $11.73           $11.91
  Accumulation units outstanding
  at the end of period                        141,219          338,262          124,878          79,246           104,785






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(237)

  Accumulation unit value:
    Beginning of period                       $17.22           $16.24           $14.43           $10.92           $11.23
    End of period                             $20.42           $17.22           $16.24           $14.43           $10.92
  Accumulation units outstanding
  at the end of period                        60,285           46,618           38,183           30,719            1,381

JNL/T.Rowe Price Established Growth
Division(110)

  Accumulation unit value:
    Beginning of period                       $25.42           $24.43           $22.68           $17.71           $21.13
    End of period                             $28.34           $25.42           $24.43           $22.68           $17.71
  Accumulation units outstanding
  at the end of period                        106,754          103,579          104,596          70,605           27,437

JNL/T.Rowe Price Mid-Cap Growth
Division(107)

  Accumulation unit value:
    Beginning of period                       $35.49           $31.72           $27.40           $20.16           $25.65
    End of period                             $37.17           $35.49           $31.72           $27.40           $20.16
  Accumulation units outstanding
  at the end of period                        96,908           96,026           130,167          108,881          37,470

JNL/T.Rowe Price Value Division(107)

  Accumulation unit value:
    Beginning of period                       $13.41           $12.88           $11.40            $8.95           $11.16
    End of period                             $15.78           $13.41           $12.88           $11.40            $8.95
  Accumulation units outstanding
  at the end of period                        238,682          279,732          421,158          276,707          131,107

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.56           $12.59           $12.25             N/A              N/A
    End of period                             $13.61           $12.56           $12.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        352,978          183,891          754,595            N/A              N/A

JNL/Western Asset Strategic Bond
Division(114)

  Accumulation unit value:
    Beginning of period                       $17.76           $17.65           $16.84           $15.12           $14.55
    End of period                             $18.23           $17.76           $17.65           $16.84           $15.12
  Accumulation units outstanding
  at the end of period                        115,865          141,865          73,406           62,880            9,686






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(114)

  Accumulation unit value:
    Beginning of period                       $14.82           $14.76           $14.50           $14.61           $13.52
    End of period                             $15.01           $14.82           $14.76           $14.50           $14.61
  Accumulation units outstanding
  at the end of period                        80,657           109,897          120,766          136,335          54,697





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.97%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(57)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.98           $10.19            $7.99           $10.19
    End of period                             $12.22           $11.55           $10.98           $10.19            $7.99
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/AIM Premier Equity II Division(106)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.32            $7.75           $10.28
    End of period                               N/A              N/A             $9.10            $9.32            $7.75
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(57)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.72           $11.18            $8.24           $10.45
    End of period                             $13.98           $12.46           $11.72           $11.18            $8.24
  Accumulation units outstanding
  at the end of period                          652              652              653               -                -

JNL/Alger Growth Division(48)

  Accumulation unit value:
    Beginning of period                       $18.23           $16.56           $16.08           $12.12           $17.01
    End of period                             $18.77           $18.23           $16.56           $16.08           $12.12
  Accumulation units outstanding
  at the end of period                          454              454              455               -                -

JNL/Alliance Capital Growth Division(41)

  Accumulation unit value:
    Beginning of period                         N/A             $9.55            $9.16            $7.52           $10.66
    End of period                               N/A             $8.67            $9.55            $9.16            $7.52
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(67)

  Accumulation unit value:
    Beginning of period                       $16.62           $16.39           $15.73           $12.88           $16.76
    End of period                             $18.31           $16.62           $16.39           $15.73           $12.88
  Accumulation units outstanding
  at the end of period                          271              274              274              258               -

JNL/Eagle SmallCap Equity Division(68)

  Accumulation unit value:
    Beginning of period                       $18.77           $18.67           $16.03           $11.68           $15.90
    End of period                             $22.10           $18.77           $18.67           $16.03           $11.68
  Accumulation units outstanding
  at the end of period                         5,151            5,151              -                -                -

JNL/FMR Balanced Division(67)

  Accumulation unit value:
    Beginning of period                       $10.72            $9.93            $9.25            $8.30            $9.15
    End of period                             $11.64           $10.72            $9.93            $9.25            $8.30
  Accumulation units outstanding
  at the end of period                         2,145            2,124            1,025              -                -

JNL/FMR MidCap Equity Division(738)

  Accumulation unit value:
    Beginning of period                       $20.70           $19.62             N/A              N/A              N/A
    End of period                             $22.74           $20.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          227              245              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1101)

  Accumulation unit value:
    Beginning of period                       $11.39             N/A              N/A              N/A              N/A
    End of period                             $12.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          452              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1175)

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A              N/A
    End of period                             $10.18             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,647             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(79)

  Accumulation unit value:
    Beginning of period                       $13.85           $12.76           $11.19            $8.88           $11.45
    End of period                             $16.65           $13.85           $12.76           $11.19            $8.88
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/JPMorgan International Value
Division(787)

  Accumulation unit value:
    Beginning of period                       $11.70           $10.33             N/A              N/A              N/A
    End of period                             $15.14           $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,645           11,320             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(41)

  Accumulation unit value:
    Beginning of period                       $17.69           $16.58           $13.56           $10.73           $12.80
    End of period                             $19.88           $17.69           $16.58           $13.56           $10.73
  Accumulation units outstanding
  at the end of period                         1,394            1,420             789              300               -

JNL/Lazard Small Cap Value Division(71)

  Accumulation unit value:
    Beginning of period                       $14.44           $14.08           $12.44            $9.14           $11.96
    End of period                             $16.54           $14.44           $14.08           $12.44            $9.14
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(109)

  Accumulation unit value:
    Beginning of period                       $11.08           $11.64            $9.74            $7.48            $9.50
    End of period                             $12.19           $11.08           $11.64            $9.74            $7.48
  Accumulation units outstanding
  at the end of period                        38,026           67,936           43,322              -                -

JNL/MCM Bond Index Division(61)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.93           $10.75           $10.65           $10.00
    End of period                             $11.09           $10.91           $10.93           $10.75           $10.65
  Accumulation units outstanding
  at the end of period                         3,746            1,797            1,798              -                -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(76)

  Accumulation unit value:
    Beginning of period                        $8.63            $9.33            $9.25            $7.51            $9.26
    End of period                             $10.97            $8.63            $9.33            $9.25            $7.51
  Accumulation units outstanding
  at the end of period                        21,567            5,863            2,260              -                -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(57)

  Accumulation unit value:
    Beginning of period                        $8.24            $8.06            $7.39            $5.84            $7.37
    End of period                              $9.44            $8.24            $8.06            $7.39            $5.84
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/MCM Financial Sector Division(1175)

  Accumulation unit value:
    Beginning of period                       $13.75             N/A              N/A              N/A              N/A
    End of period                             $14.26             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          607              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                       $12.37           $11.45            $9.12            $6.98            $8.77
    End of period                             $17.00           $12.37           $11.45            $9.12            $6.98
  Accumulation units outstanding
  at the end of period                        20,599           10,925            7,319              -                -

JNL/MCM Healthcare Sector Division(713)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.47            $9.89             N/A              N/A
    End of period                             $11.51           $11.05           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,861            5,421              -               N/A              N/A

JNL/MCM International Index Division(61)

  Accumulation unit value:
    Beginning of period                       $14.86           $13.37           $11.41            $8.48            $9.69
    End of period                             $18.29           $14.86           $13.37           $11.41            $8.48
  Accumulation units outstanding
  at the end of period                         4,919            2,887             711               -                -

JNL/MCM JNL 5 Division(1051)

  Accumulation unit value:
    Beginning of period                       $12.61             N/A              N/A              N/A              N/A
    End of period                             $13.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,715             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(787)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.06             N/A              N/A              N/A
    End of period                             $10.78           $10.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,258            9,436             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(700)

  Accumulation unit value:
    Beginning of period                       $22.68           $16.91           $16.19             N/A              N/A
    End of period                             $26.86           $22.68           $16.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          953              953              953              N/A              N/A

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                       $13.03            $9.68            $8.39            $7.20            $9.58
    End of period                             $13.37           $13.03            $9.68            $8.39            $7.20
  Accumulation units outstanding
  at the end of period                        23,471           47,602           40,292              -                -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(61)

  Accumulation unit value:
    Beginning of period                       $13.89           $12.65           $11.14            $8.45           $10.02
    End of period                             $14.94           $13.89           $12.65           $11.14            $8.44
  Accumulation units outstanding
  at the end of period                        18,732           28,963           19,989              -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(52)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.34            $9.58            $7.64            $9.75
    End of period                             $11.94           $10.58           $10.34            $9.58            $7.64
  Accumulation units outstanding
  at the end of period                        12,200            3,777             863               -                -

JNL/MCM Select Small-Cap Division(109)

  Accumulation unit value:
    Beginning of period                       $19.12           $17.90           $16.22           $11.17           $14.88
    End of period                             $20.53           $19.12           $17.90           $16.22           $11.17
  Accumulation units outstanding
  at the end of period                         7,485            1,197             500               -                -

JNL/MCM Small Cap Index Division(61)

  Accumulation unit value:
    Beginning of period                       $13.25           $12.96           $11.26            $7.87            $9.69
    End of period                             $15.26           $13.25           $12.96           $11.26            $7.87
  Accumulation units outstanding
  at the end of period                        16,222           17,195            9,846              -                -

JNL/MCM Technology Sector Division(713)

  Accumulation unit value:
    Beginning of period                        $5.59            $5.56            $5.45             N/A              N/A
    End of period                              $5.99            $5.59            $5.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,510              -                -               N/A              N/A

JNL/MCM Value Line 25 Division(761)

  Accumulation unit value:
    Beginning of period                       $15.54           $12.03             N/A              N/A              N/A
    End of period                             $15.02           $15.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,992           10,929             N/A              N/A              N/A

JNL/MCM VIP Division(957)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.77             N/A              N/A              N/A
    End of period                             $13.10           $11.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,920           18,909             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(76)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.10            $9.60            $6.97            $9.36
    End of period                             $14.20           $12.38           $11.10            $9.60            $6.97
  Accumulation units outstanding
  at the end of period                          747              748              748               -                -

JNL/Oppenheimer Growth Division(68)

  Accumulation unit value:
    Beginning of period                        $8.60            $8.04            $7.86            $6.81            $8.90
    End of period                              $8.85            $8.60            $8.04            $7.86            $6.81
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(43)

  Accumulation unit value:
    Beginning of period                       $13.48           $13.43           $13.12           $12.77           $12.12
    End of period                             $13.67           $13.48           $13.43           $13.12           $12.77
  Accumulation units outstanding
  at the end of period                         2,866            2,490            1,263             293               -

JNL/PPM America High Yield Bond
Division(41)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.76           $12.68           $12.72
    End of period                               N/A              N/A            $15.19           $14.76           $12.68
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               271               -

JNL/Putnam Equity Division(99)

  Accumulation unit value:
    Beginning of period                       $20.38           $19.11           $17.25           $13.82           $17.37
    End of period                             $22.73           $20.38           $19.11           $17.25           $13.82
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(76)

  Accumulation unit value:
    Beginning of period                        $8.11            $7.38            $6.34            $4.85            $6.88
    End of period                              $8.41            $8.11            $7.38            $6.34            $4.85
  Accumulation units outstanding
  at the end of period                          656               -                -                -                -

JNL/Putnam Value Equity Division(68)

  Accumulation unit value:
    Beginning of period                       $19.30           $18.77           $17.44           $14.28           $18.53
    End of period                             $21.39           $19.30           $18.77           $17.44           $14.28
  Accumulation units outstanding
  at the end of period                          811               -                -                -                -

JNL/S&P Core Index 100 Division(91)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.17            $8.50            $9.98
    End of period                               N/A              N/A            $10.32           $10.17            $8.50
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Core Index 50 Division(72)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.88            $7.69           $10.21
    End of period                               N/A              N/A            $10.03            $9.88            $7.69
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Core Index 75 Division(67)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.04            $8.10           $10.02
    End of period                               N/A              N/A            $10.21           $10.04            $8.10
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(74)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.18            $7.99           $10.58
    End of period                               N/A              N/A            $10.36           $10.18            $7.99
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Equity Growth Division I(68)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.95            $7.84           $10.43
    End of period                               N/A              N/A            $10.10            $9.95            $7.84
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Managed Aggressive Growth
Division(46)

  Accumulation unit value:
    Beginning of period                       $12.98           $12.20           $11.05            $8.89           $10.85
    End of period                             $14.71           $12.98           $12.20           $11.05            $8.89
  Accumulation units outstanding
  at the end of period                          647              670              565               -                -

JNL/S&P Managed Conservative Division(868)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.40             N/A              N/A              N/A
    End of period                             $11.08           $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,488            2,488             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(53)

  Accumulation unit value:
    Beginning of period                       $13.09           $12.42           $11.37            $9.53           $10.82
    End of period                             $14.65           $13.09           $12.42           $11.37            $9.53
  Accumulation units outstanding
  at the end of period                        12,389           12,389           12,389              -                -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(68)

  Accumulation unit value:
    Beginning of period                       $12.66           $12.13           $11.29            $9.78           $11.04
    End of period                             $13.92           $12.66           $12.13           $11.29            $9.78
  Accumulation units outstanding
  at the end of period                         9,590            9,592            6,578              -                -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(87)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.66            $8.33           $10.80
    End of period                               N/A              N/A            $10.86           $10.66            $8.33
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/Select Balanced Division(48)

  Accumulation unit value:
    Beginning of period                       $22.51           $21.80           $20.05           $16.82           $17.46
    End of period                             $25.08           $22.51           $21.80           $20.05           $16.82
  Accumulation units outstanding
  at the end of period                         2,709            2,797            1,224             203               -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(48)

  Accumulation unit value:
    Beginning of period                       $25.37           $24.72           $22.58           $17.00           $22.65
    End of period                             $26.02           $25.37           $24.72           $22.58           $17.00
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Select Money Market Division(54)

  Accumulation unit value:
    Beginning of period                       $11.67           $11.59           $11.73           $11.91           $11.98
    End of period                             $11.96           $11.67           $11.59           $11.73           $11.91
  Accumulation units outstanding
  at the end of period                        144,576           8,786            4,414              -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(643)

  Accumulation unit value:
    Beginning of period                       $17.22           $16.23           $14.62             N/A              N/A
    End of period                             $20.41           $17.22           $16.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,249             618              618              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(48)

  Accumulation unit value:
    Beginning of period                       $25.39           $24.41           $22.66           $17.70           $21.82
    End of period                             $28.31           $25.39           $24.41           $22.66           $17.70
  Accumulation units outstanding
  at the end of period                         3,097            1,224             184              181               -

JNL/T.Rowe Price Mid-Cap Growth
Division(48)

  Accumulation unit value:
    Beginning of period                       $35.45           $31.69           $27.38           $20.15           $24.58
    End of period                             $37.12           $35.45           $31.69           $27.38           $20.15
  Accumulation units outstanding
  at the end of period                          446              444              431              148               -

JNL/T.Rowe Price Value Division(67)

  Accumulation unit value:
    Beginning of period                       $13.40           $12.87           $11.39            $8.95           $11.38
    End of period                             $15.77           $13.40           $12.87           $11.39            $8.95
  Accumulation units outstanding
  at the end of period                         5,287            6,701            2,197             367               -

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.55           $12.58           $12.25             N/A              N/A
    End of period                             $13.60           $12.55           $12.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,828            4,712             807              N/A              N/A

JNL/Western Asset Strategic Bond
Division(41)

  Accumulation unit value:
    Beginning of period                       $17.74           $17.63           $16.82           $15.11           $14.36
    End of period                             $18.21           $17.74           $17.63           $16.82           $15.11
  Accumulation units outstanding
  at the end of period                          960              894              238              233               -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(67)

  Accumulation unit value:
    Beginning of period                       $14.80           $14.75           $14.49           $14.60           $13.49
    End of period                             $14.99           $14.80           $14.75           $14.49           $14.60
  Accumulation units outstanding
  at the end of period                          311              297              278              265               -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.995%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(152)

  Accumulation unit value:
    Beginning of period                       $11.54           $10.98           $10.18            $7.99            $8.47
    End of period                             $12.20           $11.54           $10.98           $10.18            $7.99
  Accumulation units outstanding
  at the end of period                        13,477           14,806           15,361            4,556            1,155

JNL/AIM Premier Equity II Division(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.31            $7.75           $10.33
    End of period                               N/A              N/A             $9.09            $9.31            $7.75
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,929             659

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.74             N/A              N/A              N/A
    End of period                             $15.44           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,487             273              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(155)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.71           $11.18            $8.24            $7.90
    End of period                             $13.96           $12.44           $11.71           $11.18            $8.24
  Accumulation units outstanding
  at the end of period                         3,598            3,582            3,421            5,411            1,172

JNL/Alger Growth Division(111)

  Accumulation unit value:
    Beginning of period                       $18.19           $16.52           $16.05           $12.10           $16.53
    End of period                             $18.71           $18.19           $16.52           $16.05           $12.10
  Accumulation units outstanding
  at the end of period                         2,081            4,509            3,962            3,541            1,845

JNL/Alliance Capital Growth Division(184)

  Accumulation unit value:
    Beginning of period                         N/A             $9.53            $9.15            $7.51            $8.18
    End of period                               N/A             $8.65            $9.53            $9.15            $7.51
  Accumulation units outstanding
  at the end of period                          N/A               -               723             3,470            2,240






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(111)

  Accumulation unit value:
    Beginning of period                       $16.58           $16.36           $15.70           $12.86           $16.01
    End of period                             $18.26           $16.58           $16.36           $15.70           $12.86
  Accumulation units outstanding
  at the end of period                         7,013            9,628           11,084           12,412            5,969

JNL/Eagle SmallCap Equity Division(111)

  Accumulation unit value:
    Beginning of period                       $18.70           $18.61           $15.98           $11.65           $16.12
    End of period                             $22.02           $18.70           $18.61           $15.98           $11.65
  Accumulation units outstanding
  at the end of period                         5,049            4,760            4,662            1,261             882

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $10.70            $9.92            $9.24            $8.29            $9.07
    End of period                             $11.62           $10.70            $9.92            $9.24            $8.29
  Accumulation units outstanding
  at the end of period                        18,531           21,821           20,930           19,317           11,925

JNL/FMR MidCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $20.65           $19.84           $17.15           $12.90           $16.54
    End of period                             $22.68           $20.65           $19.84           $17.15           $12.90
  Accumulation units outstanding
  at the end of period                         1,008            1,069            1,317            1,448             344






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1095)

  Accumulation unit value:
    Beginning of period                        $9.85             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,665             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(884)

  Accumulation unit value:
    Beginning of period                       $10.88           $11.03             N/A              N/A              N/A
    End of period                             $12.56           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,610             274              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(845)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.48             N/A              N/A              N/A
    End of period                             $12.75           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,399            6,157             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,919             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(184)

  Accumulation unit value:
    Beginning of period                       $13.81           $12.73           $11.16            $8.86            $9.33
    End of period                             $16.60           $13.81           $12.73           $11.16            $8.86
  Accumulation units outstanding
  at the end of period                         3,959            3,993            1,743            3,608            1,234

JNL/JPMorgan International Value
Division(302)

  Accumulation unit value:
    Beginning of period                       $11.68           $10.05            $8.37            $5.77             N/A
    End of period                             $15.11           $11.68           $10.05            $8.37             N/A
  Accumulation units outstanding
  at the end of period                        25,156           22,275           22,422            2,792             N/A

JNL/Lazard Emerging Markets Division(1071)

  Accumulation unit value:
    Beginning of period                        $9.48             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,123             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(111)

  Accumulation unit value:
    Beginning of period                       $17.66           $16.56           $13.54           $10.72           $13.06
    End of period                             $19.83           $17.66           $16.56           $13.54           $10.72
  Accumulation units outstanding
  at the end of period                        15,296           20,306           19,355           11,886            3,443

JNL/Lazard Small Cap Value Division(111)

  Accumulation unit value:
    Beginning of period                       $14.42           $14.05           $12.42            $9.13           $12.00
    End of period                             $16.50           $14.42           $14.05           $12.42            $9.13
  Accumulation units outstanding
  at the end of period                        11,905           15,074           18,140            9,499            3,027






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(127)

  Accumulation unit value:
    Beginning of period                       $11.06           $11.62            $9.73            $7.47            $9.21
    End of period                             $12.17           $11.06           $11.62            $9.73            $7.47
  Accumulation units outstanding
  at the end of period                        50,439           53,654           73,170           38,000           12,500

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.92           $10.75           $10.65            $9.95
    End of period                             $11.08           $10.90           $10.92           $10.75           $10.65
  Accumulation units outstanding
  at the end of period                        41,819           44,594           44,165           35,436           17,728

JNL/MCM Communications Sector
Division(531)

  Accumulation unit value:
    Beginning of period                        $4.37            $4.42            $4.22             N/A              N/A
    End of period                              $5.84            $4.37            $4.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,436           10,608           11,544             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(510)

  Accumulation unit value:
    Beginning of period                       $10.11           $10.57            $9.73             N/A              N/A
    End of period                             $11.24           $10.11           $10.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                          853              875              945              N/A              N/A

JNL/MCM Dow 10 Division(111)

  Accumulation unit value:
    Beginning of period                        $8.62            $9.32            $9.24            $7.50            $9.10
    End of period                             $10.95            $8.62            $9.32            $9.24            $7.50
  Accumulation units outstanding
  at the end of period                        79,196           77,670           103,405          74,237           37,396

JNL/MCM Dow Dividend Division(1027)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,338             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(118)

  Accumulation unit value:
    Beginning of period                        $8.22            $8.05            $7.38            $5.83            $7.46
    End of period                              $9.42            $8.22            $8.05            $7.38            $5.83
  Accumulation units outstanding
  at the end of period                        11,601           13,435           13,578            6,638             118

JNL/MCM Financial Sector Division(531)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.77           $11.33             N/A              N/A
    End of period                             $14.24           $12.24           $11.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                          711             1,668            1,841             N/A              N/A

JNL/MCM Global 15 Division(145)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.44            $9.11            $6.98            $8.08
    End of period                             $16.97           $12.35           $11.44            $9.11            $6.98
  Accumulation units outstanding
  at the end of period                        53,688           54,706           52,000           18,453            2,235

JNL/MCM Healthcare Sector Division(481)

  Accumulation unit value:
    Beginning of period                       $11.03           $10.46           $10.31           $10.14             N/A
    End of period                             $11.49           $11.03           $10.46           $10.31             N/A
  Accumulation units outstanding
  at the end of period                         4,596            1,522            2,975             197              N/A

JNL/MCM International Index Division(155)

  Accumulation unit value:
    Beginning of period                       $14.85           $13.37           $11.42            $8.48            $8.92
    End of period                             $18.28           $14.85           $13.37           $11.42            $8.48
  Accumulation units outstanding
  at the end of period                        26,777           33,344           34,063           18,023             49

JNL/MCM JNL 5 Division(707)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.89           $10.46             N/A              N/A
    End of period                             $13.76           $11.82           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        59,688           32,075             293              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1085)

  Accumulation unit value:
    Beginning of period                        $9.34             N/A              N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(707)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.82           $10.62             N/A              N/A
    End of period                             $10.78           $10.50           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,186              -               289              N/A              N/A

JNL/MCM Oil & Gas Sector Division(481)

  Accumulation unit value:
    Beginning of period                       $22.64           $16.89           $12.92           $12.65             N/A
    End of period                             $26.81           $22.64           $16.89           $12.92             N/A
  Accumulation units outstanding
  at the end of period                         6,351            4,711            4,181             158              N/A

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                       $13.01            $9.67            $8.38            $7.19            $9.59
    End of period                             $13.35           $13.01            $9.67            $8.38            $7.19
  Accumulation units outstanding
  at the end of period                        51,109           53,616           56,760           28,847            9,344

JNL/MCM S&P 24 Division(1093)

  Accumulation unit value:
    Beginning of period                        $9.54             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(127)

  Accumulation unit value:
    Beginning of period                       $13.87           $12.64           $11.14            $8.44           $10.21
    End of period                             $14.92           $13.87           $12.64           $11.14            $8.44
  Accumulation units outstanding
  at the end of period                        32,885           36,073           44,058           29,498            9,094






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.33            $9.57            $7.64            $9.67
    End of period                             $11.92           $10.57           $10.33            $9.57            $7.64
  Accumulation units outstanding
  at the end of period                        62,641           66,480           80,623           44,889           29,098

JNL/MCM Select Small-Cap Division(127)

  Accumulation unit value:
    Beginning of period                       $19.09           $17.88           $16.20           $11.16           $13.74
    End of period                             $20.49           $19.09           $17.88           $16.20           $11.16
  Accumulation units outstanding
  at the end of period                        25,683           24,365           26,489           13,900            4,926

JNL/MCM Small Cap Index Division(127)

  Accumulation unit value:
    Beginning of period                       $13.23           $12.95           $11.25            $7.87            $9.81
    End of period                             $15.24           $13.23           $12.95           $11.25            $7.87
  Accumulation units outstanding
  at the end of period                        30,258           34,286           41,980           33,240           11,139

JNL/MCM Technology Sector Division(531)

  Accumulation unit value:
    Beginning of period                        $5.58            $5.56            $5.47             N/A              N/A
    End of period                              $5.98            $5.58            $5.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,797            8,142            8,794             N/A              N/A

JNL/MCM Value Line 25 Division(707)

  Accumulation unit value:
    Beginning of period                       $15.53           $11.42           $10.81             N/A              N/A
    End of period                             $15.02           $15.53           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,031            9,196             284              N/A              N/A

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.06           $10.10             N/A              N/A
    End of period                             $13.09           $11.91           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,529           34,463            2,822             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(111)

  Accumulation unit value:
    Beginning of period                       $12.37           $11.09            $9.60            $6.96            $9.05
    End of period                             $14.18           $12.37           $11.09            $9.60            $6.96
  Accumulation units outstanding
  at the end of period                         8,315            7,680           14,863            6,707            2,873

JNL/Oppenheimer Growth Division(111)

  Accumulation unit value:
    Beginning of period                        $8.59            $8.03            $7.86            $6.80            $8.60
    End of period                              $8.83            $8.59            $8.03            $7.86            $6.80
  Accumulation units outstanding
  at the end of period                         4,601            4,824            4,389            4,214             262

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $13.45           $13.41           $13.10           $12.75           $12.10
    End of period                             $13.64           $13.45           $13.41           $13.10           $12.75
  Accumulation units outstanding
  at the end of period                        55,527           47,745           42,440           46,156           14,902

JNL/PPM America High Yield Bond
Division(116)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.73           $12.66           $12.74
    End of period                               N/A              N/A            $15.16           $14.73           $12.66
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             18,345            6,399

JNL/Putnam Equity Division(369)

  Accumulation unit value:
    Beginning of period                       $20.33           $19.07           $17.21           $15.57             N/A
    End of period                             $22.67           $20.33           $19.07           $17.21             N/A
  Accumulation units outstanding
  at the end of period                         3,805            4,154            4,539              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(302)

  Accumulation unit value:
    Beginning of period                        $8.10            $7.37            $6.64            $4.87             N/A
    End of period                              $8.40            $8.10            $7.37            $6.64             N/A
  Accumulation units outstanding
  at the end of period                        15,259           16,771           11,784            5,536             N/A

JNL/Putnam Value Equity Division(111)

  Accumulation unit value:
    Beginning of period                       $19.25           $18.72           $17.40           $14.25           $17.50
    End of period                             $21.33           $19.25           $18.72           $17.40           $14.25
  Accumulation units outstanding
  at the end of period                         7,741            7,013            7,878            8,357            2,316

JNL/S&P Core Index 100 Division(117)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.17            $8.50            $9.80
    End of period                               N/A              N/A            $10.32           $10.17            $8.50
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,788            1,976

JNL/S&P Core Index 50 Division(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.87            $7.69            $9.87
    End of period                               N/A              N/A            $10.03            $9.87            $7.69
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,237            7,240

JNL/S&P Core Index 75 Division(612)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.08             N/A              N/A
    End of period                               N/A              N/A            $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(484)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.16           $10.14             N/A
    End of period                               N/A              N/A            $10.34           $10.16             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,946             N/A

JNL/S&P Equity Growth Division I(237)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.94            $7.83            $8.18
    End of period                               N/A              N/A            $10.09            $9.94            $7.83
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             19,317           10,603

JNL/S&P Managed Aggressive Growth
Division(131)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.18           $11.03            $8.88           $10.30
    End of period                             $14.67           $12.95           $12.18           $11.03            $8.88
  Accumulation units outstanding
  at the end of period                        99,756           103,790          91,906           28,011             612

JNL/S&P Managed Conservative Division(717)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.30           $10.19             N/A              N/A
    End of period                             $11.07           $10.47           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,875            4,908            4,908             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $13.06           $12.40           $11.36            $9.52           $10.77
    End of period                             $14.62           $13.06           $12.40           $11.36            $9.52
  Accumulation units outstanding
  at the end of period                        138,957          170,143          166,718          134,270          58,437

JNL/S&P Managed Moderate Division(768)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.47             N/A              N/A              N/A
    End of period                             $11.69           $10.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,924            1,895             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.63           $12.11           $11.28            $9.77           $10.81
    End of period                             $13.89           $12.63           $12.11           $11.28            $9.77
  Accumulation units outstanding
  at the end of period                        192,825          213,601          231,495          202,611          59,538

JNL/S&P Retirement 2015 Division(1103)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,522             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1085)

  Accumulation unit value:
    Beginning of period                        $9.90             N/A              N/A              N/A              N/A
    End of period                             $10.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(341)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.64            $9.28             N/A
    End of period                               N/A              N/A            $10.85           $10.64             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             10,506             N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $22.45           $21.74           $20.01           $16.79           $18.30
    End of period                             $25.01           $22.45           $21.74           $20.01           $16.79
  Accumulation units outstanding
  at the end of period                        36,282           44,695           43,420           17,990            4,960

JNL/Select Global Growth Division(798)

  Accumulation unit value:
    Beginning of period                       $21.89           $19.81             N/A              N/A              N/A
    End of period                             $24.32           $21.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Large Cap Growth Division(111)

  Accumulation unit value:
    Beginning of period                       $25.30           $24.66           $22.53           $16.97           $21.32
    End of period                             $25.95           $25.30           $24.66           $22.53           $16.97
  Accumulation units outstanding
  at the end of period                         1,902            2,807            6,676            2,474            1,831

JNL/Select Money Market Division(118)

  Accumulation unit value:
    Beginning of period                       $11.63           $11.55           $11.69           $11.88           $11.94
    End of period                             $11.92           $11.63           $11.55           $11.69           $11.88
  Accumulation units outstanding
  at the end of period                        25,330           16,111           34,261            9,443           20,594






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(327)

  Accumulation unit value:
    Beginning of period                       $17.20           $16.23           $14.42           $11.55             N/A
    End of period                             $20.39           $17.20           $16.23           $14.42             N/A
  Accumulation units outstanding
  at the end of period                        19,990           20,127           18,493            2,940             N/A

JNL/T.Rowe Price Established Growth
Division(111)

  Accumulation unit value:
    Beginning of period                       $25.33           $24.35           $22.61           $17.67           $21.83
    End of period                             $28.23           $25.33           $24.35           $22.61           $17.67
  Accumulation units outstanding
  at the end of period                        13,926           13,860           15,039            9,499            3,934

JNL/T.Rowe Price Mid-Cap Growth
Division(111)

  Accumulation unit value:
    Beginning of period                       $35.35           $31.61           $27.32           $20.11           $25.73
    End of period                             $37.01           $35.35           $31.61           $27.32           $20.11
  Accumulation units outstanding
  at the end of period                        12,656           11,649           13,775           21,539             451

JNL/T.Rowe Price Value Division(111)

  Accumulation unit value:
    Beginning of period                       $13.38           $12.86           $11.38            $8.94           $11.23
    End of period                             $15.74           $13.38           $12.86           $11.38            $8.94
  Accumulation units outstanding
  at the end of period                        37,653           42,721           54,012           25,208           10,813

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.52           $12.56           $12.23             N/A              N/A
    End of period                             $13.57           $12.52           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,488           42,006           47,648             N/A              N/A

JNL/Western Asset Strategic Bond
Division(118)

  Accumulation unit value:
    Beginning of period                       $17.70           $17.59           $16.79           $15.08           $14.51
    End of period                             $18.16           $17.70           $17.59           $16.79           $15.08
  Accumulation units outstanding
  at the end of period                        13,032           14,804           15,417           10,677            6,213






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(117)

  Accumulation unit value:
    Beginning of period                       $14.76           $14.72           $14.45           $14.57           $13.50
    End of period                             $14.94           $14.76           $14.72           $14.45           $14.57
  Accumulation units outstanding
  at the end of period                        12,693           24,861           28,126           31,759           26,549





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.00%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(310)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.97           $10.18            $8.15             N/A
    End of period                             $12.20           $11.53           $10.97           $10.18             N/A
  Accumulation units outstanding
  at the end of period                        10,476           22,755           25,253           19,091             N/A

JNL/AIM Premier Equity II Division(75)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.31            $7.75           $10.91
    End of period                               N/A              N/A             $9.09            $9.31            $7.75
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.22             N/A              N/A              N/A
    End of period                             $15.44           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,562            6,145             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(67)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.70           $11.17            $8.24           $10.91
    End of period                             $13.96           $12.44           $11.70           $11.17            $8.24
  Accumulation units outstanding
  at the end of period                         5,688           12,103           14,486           12,648            1,959

JNL/Alger Growth Division(61)

  Accumulation unit value:
    Beginning of period                       $18.18           $16.51           $16.04           $12.10           $17.03
    End of period                             $18.70           $18.18           $16.51           $16.04           $12.10
  Accumulation units outstanding
  at the end of period                         3,341           12,592            9,142            8,037            1,960

JNL/Alliance Capital Growth Division(313)

  Accumulation unit value:
    Beginning of period                         N/A             $9.53            $9.15            $8.03             N/A
    End of period                               N/A             $8.65            $9.53            $9.15             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,737            3,515             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(57)

  Accumulation unit value:
    Beginning of period                       $16.57           $16.35           $15.69           $12.85           $15.68
    End of period                             $18.25           $16.57           $16.35           $15.69           $12.85
  Accumulation units outstanding
  at the end of period                         4,510            4,906            5,780            3,150            2,066

JNL/Eagle SmallCap Equity Division(84)

  Accumulation unit value:
    Beginning of period                       $18.71           $18.62           $15.99           $11.66           $16.58
    End of period                             $22.03           $18.71           $18.62           $15.99           $11.66
  Accumulation units outstanding
  at the end of period                         6,807            6,171            5,380            4,026             754

JNL/FMR Balanced Division(67)

  Accumulation unit value:
    Beginning of period                       $10.70            $9.91            $9.24            $8.29            $9.14
    End of period                             $11.62           $10.70            $9.91            $9.24            $8.29
  Accumulation units outstanding
  at the end of period                        50,223           54,816           15,135            9,825            1,420

JNL/FMR MidCap Equity Division(90)

  Accumulation unit value:
    Beginning of period                       $20.63           $19.83           $17.14           $12.89           $16.56
    End of period                             $22.67           $20.63           $19.83           $17.14           $12.89
  Accumulation units outstanding
  at the end of period                         2,345            2,678            1,780             272               -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1129)

  Accumulation unit value:
    Beginning of period                       $10.18             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,243             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(849)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.53             N/A              N/A              N/A
    End of period                             $12.56           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,699            4,278             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(827)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.15             N/A              N/A              N/A
    End of period                             $12.75           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,155            2,131             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,310             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(280)

  Accumulation unit value:
    Beginning of period                       $13.81           $12.72           $11.16            $8.14             N/A
    End of period                             $16.59           $13.81           $12.72           $11.16             N/A
  Accumulation units outstanding
  at the end of period                        16,293            5,548            2,892            2,221             N/A

JNL/JPMorgan International Value
Division(289)

  Accumulation unit value:
    Beginning of period                       $11.68           $10.05            $8.36            $5.58             N/A
    End of period                             $15.10           $11.68           $10.05            $8.36             N/A
  Accumulation units outstanding
  at the end of period                        34,759           23,277            8,625             434              N/A

JNL/Lazard Emerging Markets Division(1082)

  Accumulation unit value:
    Beginning of period                        $8.84             N/A              N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,422             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(78)

  Accumulation unit value:
    Beginning of period                       $17.65           $16.55           $13.54           $10.72           $13.28
    End of period                             $19.82           $17.65           $16.55           $13.54           $10.72
  Accumulation units outstanding
  at the end of period                        24,387           37,263           25,856           25,599            1,761

JNL/Lazard Small Cap Value Division(78)

  Accumulation unit value:
    Beginning of period                       $14.41           $14.05           $12.42            $9.13           $11.91
    End of period                             $16.50           $14.41           $14.05           $12.42            $9.13
  Accumulation units outstanding
  at the end of period                        19,791           17,902           21,328           18,628            4,346






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(316)

  Accumulation unit value:
    Beginning of period                       $11.06           $11.62            $9.73            $7.02             N/A
    End of period                             $12.17           $11.06           $11.62            $9.73             N/A
  Accumulation units outstanding
  at the end of period                        148,024          162,096          127,909          24,946             N/A

JNL/MCM Bond Index Division(74)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.92           $10.75           $10.65            $9.82
    End of period                             $11.07           $10.90           $10.92           $10.75           $10.65
  Accumulation units outstanding
  at the end of period                        74,675           104,947          39,024            1,008              -

JNL/MCM Communications Sector
Division(673)

  Accumulation unit value:
    Beginning of period                        $4.37            $4.42            $4.09             N/A              N/A
    End of period                              $5.83            $4.37            $4.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,430            1,350            1,385             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(552)

  Accumulation unit value:
    Beginning of period                       $10.11           $10.56           $10.14             N/A              N/A
    End of period                             $11.24           $10.11           $10.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,578            7,384            6,584             N/A              N/A

JNL/MCM Dow 10 Division(288)

  Accumulation unit value:
    Beginning of period                        $8.62            $9.32            $9.24            $6.49             N/A
    End of period                             $10.94            $8.62            $9.32            $9.24             N/A
  Accumulation units outstanding
  at the end of period                        211,857          207,428          136,843          27,347             N/A

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,174             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(74)

  Accumulation unit value:
    Beginning of period                        $8.22            $8.05            $7.38            $5.83            $7.87
    End of period                              $9.42            $8.22            $8.05            $7.38            $5.83
  Accumulation units outstanding
  at the end of period                        19,635           15,628           24,839            4,436              -

JNL/MCM Financial Sector Division(476)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.76           $10.58           $10.26             N/A
    End of period                             $14.24           $12.24           $11.76           $10.58             N/A
  Accumulation units outstanding
  at the end of period                        17,783            5,316            2,174              -               N/A

JNL/MCM Global 15 Division(316)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.43            $9.10            $6.39             N/A
    End of period                             $16.96           $12.35           $11.43            $9.10             N/A
  Accumulation units outstanding
  at the end of period                        171,685          168,028          110,973          20,595             N/A

JNL/MCM Healthcare Sector Division(476)

  Accumulation unit value:
    Beginning of period                       $11.03           $10.46           $10.31           $10.02             N/A
    End of period                             $11.49           $11.03           $10.46           $10.31             N/A
  Accumulation units outstanding
  at the end of period                        16,553           13,340            6,015              -               N/A

JNL/MCM International Index Division(288)

  Accumulation unit value:
    Beginning of period                       $14.84           $13.36           $11.41            $7.70             N/A
    End of period                             $18.27           $14.84           $13.36           $11.41             N/A
  Accumulation units outstanding
  at the end of period                        88,952           122,943          55,634            3,089             N/A

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.89            $9.84             N/A              N/A
    End of period                             $13.76           $11.82           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,034,457         625,298          38,061             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1069)

  Accumulation unit value:
    Beginning of period                        $9.82             N/A              N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,795             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(678)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.82           $10.03             N/A              N/A
    End of period                             $10.77           $10.49           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,977            9,900              -               N/A              N/A

JNL/MCM Oil & Gas Sector Division(486)

  Accumulation unit value:
    Beginning of period                       $22.63           $16.88           $12.92           $12.92             N/A
    End of period                             $26.80           $22.63           $16.88           $12.92             N/A
  Accumulation units outstanding
  at the end of period                        41,559           36,878            6,995              -               N/A

JNL/MCM S&P 10 Division(316)

  Accumulation unit value:
    Beginning of period                       $13.01            $9.67            $8.38            $7.08             N/A
    End of period                             $13.35           $13.01            $9.67            $8.38             N/A
  Accumulation units outstanding
  at the end of period                        175,809          205,358          140,019          24,260             N/A

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                        $9.67             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(84)

  Accumulation unit value:
    Beginning of period                       $13.87           $12.64           $11.13            $8.44           $10.76
    End of period                             $14.92           $13.87           $12.64           $11.13            $8.44
  Accumulation units outstanding
  at the end of period                        91,354           116,427          85,669            7,479             602






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(61)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.33            $9.57            $7.64            $9.72
    End of period                             $11.92           $10.57           $10.33            $9.57            $7.64
  Accumulation units outstanding
  at the end of period                        161,948          191,368          126,342          17,558             645

JNL/MCM Select Small-Cap Division(316)

  Accumulation unit value:
    Beginning of period                       $19.09           $17.88           $16.20           $11.55             N/A
    End of period                             $20.48           $19.09           $17.88           $16.20             N/A
  Accumulation units outstanding
  at the end of period                        84,952           91,583           65,318           18,043             N/A

JNL/MCM Small Cap Index Division(289)

  Accumulation unit value:
    Beginning of period                       $13.23           $12.95           $11.25            $7.49             N/A
    End of period                             $15.24           $13.23           $12.95           $11.25             N/A
  Accumulation units outstanding
  at the end of period                        82,830           104,542          64,763            6,863             N/A

JNL/MCM Technology Sector Division(602)

  Accumulation unit value:
    Beginning of period                        $5.58            $5.56            $5.33             N/A              N/A
    End of period                              $5.98            $5.58            $5.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,929            7,862            2,834             N/A              N/A

JNL/MCM Value Line 25 Division(697)

  Accumulation unit value:
    Beginning of period                       $15.53           $11.41           $10.30             N/A              N/A
    End of period                             $15.01           $15.53           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        149,486          108,013          13,867             N/A              N/A

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.06            $9.88             N/A              N/A
    End of period                             $13.09           $11.91           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        114,046          120,702          14,076             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(72)

  Accumulation unit value:
    Beginning of period                       $12.37           $11.09            $9.59            $6.96            $9.19
    End of period                             $14.18           $12.37           $11.09            $9.59            $6.96
  Accumulation units outstanding
  at the end of period                        36,577           28,329           18,509            5,958              -

JNL/Oppenheimer Growth Division(102)

  Accumulation unit value:
    Beginning of period                        $8.59            $8.03            $7.86            $6.81            $8.63
    End of period                              $8.83            $8.59            $8.03            $7.86            $6.81
  Accumulation units outstanding
  at the end of period                        12,606            4,339            3,740            1,127              -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(57)

  Accumulation unit value:
    Beginning of period                       $13.45           $13.41           $13.09           $12.75           $12.15
    End of period                             $13.64           $13.45           $13.41           $13.09           $12.75
  Accumulation units outstanding
  at the end of period                        97,373           86,468           32,596           14,492           11,669

JNL/PPM America High Yield Bond
Division(57)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.72           $12.65           $12.52
    End of period                               N/A              N/A            $15.15           $14.72           $12.65
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              8,960            3,873

JNL/Putnam Equity Division(84)

  Accumulation unit value:
    Beginning of period                       $20.32           $19.06           $17.20           $13.79           $17.76
    End of period                             $22.65           $20.32           $19.06           $17.20           $13.79
  Accumulation units outstanding
  at the end of period                          642             1,480             579              363              365






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(84)

  Accumulation unit value:
    Beginning of period                        $8.10            $7.37            $6.34            $4.84            $6.80
    End of period                              $8.39            $8.10            $7.37            $6.34            $4.84
  Accumulation units outstanding
  at the end of period                         6,762            7,339            7,010            3,061             953

JNL/Putnam Value Equity Division(90)

  Accumulation unit value:
    Beginning of period                       $19.24           $18.71           $17.39           $14.25           $17.76
    End of period                             $21.32           $19.24           $18.71           $17.39           $14.25
  Accumulation units outstanding
  at the end of period                         1,830            1,823            1,603             687              300

JNL/S&P Core Index 100 Division(76)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.17            $8.50           $10.13
    End of period                               N/A              N/A            $10.31           $10.17            $8.50
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,108              -

JNL/S&P Core Index 50 Division(95)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.87            $7.69           $10.06
    End of period                               N/A              N/A            $10.02            $9.87            $7.69
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               830               -

JNL/S&P Core Index 75 Division(464)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.03            $9.65             N/A
    End of period                               N/A              N/A            $10.20           $10.03             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,553             N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(313)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.16            $8.17             N/A
    End of period                               N/A              N/A            $10.34           $10.16             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             21,215             N/A

JNL/S&P Equity Growth Division I(310)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.94            $7.73             N/A
    End of period                               N/A              N/A            $10.08            $9.94             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,646             N/A

JNL/S&P Managed Aggressive Growth
Division(310)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.18           $11.03            $8.82             N/A
    End of period                             $14.67           $12.95           $12.18           $11.03             N/A
  Accumulation units outstanding
  at the end of period                        70,310           66,039           77,982            5,609             N/A

JNL/S&P Managed Conservative Division(702)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.30           $10.11             N/A              N/A
    End of period                             $11.07           $10.47           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        94,696           72,421           26,560             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(76)

  Accumulation unit value:
    Beginning of period                       $13.06           $12.40           $11.35            $9.52           $11.28
    End of period                             $14.61           $13.06           $12.40           $11.35            $9.52
  Accumulation units outstanding
  at the end of period                        161,373          183,753          180,140          83,666            9,632

JNL/S&P Managed Moderate Division(699)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.49           $10.18             N/A              N/A
    End of period                             $11.68           $10.80           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        131,474          118,168          32,981             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(57)

  Accumulation unit value:
    Beginning of period                       $12.63           $12.11           $11.27            $9.77           $10.56
    End of period                             $13.89           $12.63           $12.11           $11.27            $9.77
  Accumulation units outstanding
  at the end of period                        327,219          384,237          210,059          97,614           13,461

JNL/S&P Retirement 2015 Division(1110)

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1004)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(320)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.64            $8.56             N/A
    End of period                               N/A              N/A            $10.84           $10.64             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/Select Balanced Division(61)

  Accumulation unit value:
    Beginning of period                       $22.43           $21.73           $20.00           $16.78           $17.67
    End of period                             $24.99           $22.43           $21.73           $20.00           $16.78
  Accumulation units outstanding
  at the end of period                        28,757           31,561           26,865            4,312            2,622

JNL/Select Global Growth Division(678)

  Accumulation unit value:
    Beginning of period                       $21.88           $21.90           $19.85             N/A              N/A
    End of period                             $24.31           $21.88           $21.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,388            4,526              -               N/A              N/A

JNL/Select Large Cap Growth Division(62)

  Accumulation unit value:
    Beginning of period                       $25.29           $24.65           $22.52           $16.96           $22.13
    End of period                             $25.93           $25.29           $24.65           $22.52           $16.96
  Accumulation units outstanding
  at the end of period                        10,669            8,546            4,539            3,933             527

JNL/Select Money Market Division(57)

  Accumulation unit value:
    Beginning of period                       $11.62           $11.54           $11.68           $11.86           $11.96
    End of period                             $11.90           $11.62           $11.54           $11.68           $11.86
  Accumulation units outstanding
  at the end of period                        25,036           18,594           12,977              -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                       $17.20           $16.22           $14.42           $11.23             N/A
    End of period                             $20.39           $17.20           $16.22           $14.42             N/A
  Accumulation units outstanding
  at the end of period                        21,963            9,455            7,899            3,388             N/A

JNL/T.Rowe Price Established Growth
Division(57)

  Accumulation unit value:
    Beginning of period                       $25.31           $24.34           $22.60           $17.66           $21.70
    End of period                             $28.21           $25.31           $24.34           $22.60           $17.66
  Accumulation units outstanding
  at the end of period                        12,306           14,552            3,916            3,552            1,507

JNL/T.Rowe Price Mid-Cap Growth
Division(67)

  Accumulation unit value:
    Beginning of period                       $35.34           $31.60           $27.31           $20.10           $25.66
    End of period                             $36.99           $35.34           $31.60           $27.31           $20.10
  Accumulation units outstanding
  at the end of period                        24,824           23,306           16,263           10,301            2,421

JNL/T.Rowe Price Value Division(57)

  Accumulation unit value:
    Beginning of period                       $13.37           $12.85           $11.38            $8.94           $10.49
    End of period                             $15.74           $13.37           $12.85           $11.38            $8.94
  Accumulation units outstanding
  at the end of period                        46,421           36,525           27,675           15,625            2,036

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.52           $12.56           $12.22             N/A              N/A
    End of period                             $13.56           $12.52           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,137           30,142           19,899             N/A              N/A

JNL/Western Asset Strategic Bond
Division(72)

  Accumulation unit value:
    Beginning of period                       $17.69           $17.58           $16.78           $15.08           $14.37
    End of period                             $18.15           $17.69           $17.58           $16.78           $15.08
  Accumulation units outstanding
  at the end of period                        18,603           16,706            8,445            6,540              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(57)

  Accumulation unit value:
    Beginning of period                       $14.76           $14.71           $14.45           $14.57           $13.54
    End of period                             $14.94           $14.76           $14.71           $14.45           $14.57
  Accumulation units outstanding
  at the end of period                        15,734           10,732            7,754            3,421           14,970





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.005%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1060)

  Accumulation unit value:
    Beginning of period                       $12.64             N/A              N/A              N/A              N/A
    End of period                             $15.43             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(772)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.32             N/A              N/A              N/A
    End of period                             $13.96           $12.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(947)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.62             N/A              N/A              N/A
    End of period                             $12.56           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(947)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.88             N/A              N/A              N/A
    End of period                             $12.75           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(772)

  Accumulation unit value:
    Beginning of period                       $13.80           $12.76             N/A              N/A              N/A
    End of period                             $16.58           $13.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(772)

  Accumulation unit value:
    Beginning of period                       $17.64           $16.19             N/A              N/A              N/A
    End of period                             $19.81           $17.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(772)

  Accumulation unit value:
    Beginning of period                       $14.40           $13.58             N/A              N/A              N/A
    End of period                             $16.49           $14.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(844)

  Accumulation unit value:
    Beginning of period                       $11.05           $11.00             N/A              N/A              N/A
    End of period                             $12.16           $11.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          138              137              N/A              N/A              N/A

JNL/MCM Bond Index Division(844)

  Accumulation unit value:
    Beginning of period                       $10.90           $11.04             N/A              N/A              N/A
    End of period                             $11.07           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          152              143              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(1060)

  Accumulation unit value:
    Beginning of period                       $10.35             N/A              N/A              N/A              N/A
    End of period                             $11.23             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(844)

  Accumulation unit value:
    Beginning of period                        $8.61            $8.91             N/A              N/A              N/A
    End of period                             $10.94            $8.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          161              180              N/A              N/A              N/A

JNL/MCM Dow Dividend Division(1215)

  Accumulation unit value:
    Beginning of period                       $11.78             N/A              N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(844)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.22             N/A              N/A              N/A
    End of period                             $16.95           $12.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          103              127              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(721)

  Accumulation unit value:
    Beginning of period                       $14.84           $13.36           $12.83             N/A              N/A
    End of period                             $18.26           $14.84           $13.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          95               107             3,126             N/A              N/A

JNL/MCM JNL 5 Division(979)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.99             N/A              N/A              N/A
    End of period                             $13.76           $11.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,750            2,099             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(826)

  Accumulation unit value:
    Beginning of period                       $22.62           $18.78             N/A              N/A              N/A
    End of period                             $26.78           $22.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          25               27               N/A              N/A              N/A

JNL/MCM S&P 10 Division(844)

  Accumulation unit value:
    Beginning of period                       $13.00           $10.72             N/A              N/A              N/A
    End of period                             $13.34           $13.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          124              118              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(721)

  Accumulation unit value:
    Beginning of period                       $13.87           $12.63           $12.16             N/A              N/A
    End of period                             $14.91           $13.87           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,627            1,669            1,647             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(721)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.33           $10.09             N/A              N/A
    End of period                             $11.92           $10.57           $10.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          142              145             1,986             N/A              N/A

JNL/MCM Select Small-Cap Division(844)

  Accumulation unit value:
    Beginning of period                       $19.07           $17.26             N/A              N/A              N/A
    End of period                             $20.47           $19.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          80               80               N/A              N/A              N/A

JNL/MCM Small Cap Index Division(721)

  Accumulation unit value:
    Beginning of period                       $13.23           $12.95           $12.55             N/A              N/A
    End of period                             $15.23           $13.23           $12.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,651            1,732            3,193             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(844)

  Accumulation unit value:
    Beginning of period                       $15.53           $12.45             N/A              N/A              N/A
    End of period                             $15.01           $15.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          63              1,503             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(772)

  Accumulation unit value:
    Beginning of period                       $13.44           $13.40             N/A              N/A              N/A
    End of period                             $13.63           $13.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          245              232              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(951)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.61             N/A              N/A              N/A
    End of period                             $11.68           $10.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(1124)

  Accumulation unit value:
    Beginning of period                       $12.78             N/A              N/A              N/A              N/A
    End of period                             $13.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(1129)

  Accumulation unit value:
    Beginning of period                       $11.77             N/A              N/A              N/A              N/A
    End of period                             $11.90             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(844)

  Accumulation unit value:
    Beginning of period                       $12.50           $12.35             N/A              N/A              N/A
    End of period                             $13.55           $12.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          251              249              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(772)

  Accumulation unit value:
    Beginning of period                       $17.68           $17.61             N/A              N/A              N/A
    End of period                             $18.14           $17.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          185              177              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(772)

  Accumulation unit value:
    Beginning of period                       $14.75           $14.75             N/A              N/A              N/A
    End of period                             $14.93           $14.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          224              212              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.01%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.97           $10.18            $7.99           $10.18
    End of period                             $12.19           $11.53           $10.97           $10.18            $7.99
  Accumulation units outstanding
  at the end of period                        37,483           56,946           59,103           29,135            2,647

JNL/AIM Premier Equity II Division(367)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.31            $8.51             N/A
    End of period                               N/A              N/A             $9.09            $9.31             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,194             N/A

JNL/AIM Real Estate Division(856)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.71             N/A              N/A              N/A
    End of period                             $15.43           $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,866            3,283             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(123)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.70           $11.17            $8.23           $10.53
    End of period                             $13.95           $12.43           $11.70           $11.17            $8.23
  Accumulation units outstanding
  at the end of period                        15,533           22,386           23,753           15,365             717

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $18.16           $16.50           $16.03           $12.09           $16.83
    End of period                             $18.68           $18.16           $16.50           $16.03           $12.09
  Accumulation units outstanding
  at the end of period                         6,115            4,586            7,628           25,350             310

JNL/Alliance Capital Growth Division(123)

  Accumulation unit value:
    Beginning of period                         N/A             $9.52            $9.14            $7.50            $9.39
    End of period                               N/A             $8.64            $9.52            $9.14            $7.50
  Accumulation units outstanding
  at the end of period                          N/A               -             16,652           16,653             298






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(434)

  Accumulation unit value:
    Beginning of period                       $16.56           $16.34           $15.68           $14.83             N/A
    End of period                             $18.23           $16.56           $16.34           $15.68             N/A
  Accumulation units outstanding
  at the end of period                         9,179            9,123            9,158            3,912             N/A

JNL/Eagle SmallCap Equity Division(114)

  Accumulation unit value:
    Beginning of period                       $18.70           $18.61           $15.98           $11.65           $15.72
    End of period                             $22.01           $18.70           $18.61           $15.98           $11.65
  Accumulation units outstanding
  at the end of period                        21,099           24,771           25,662           37,790            7,857

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $10.69            $9.91            $9.24            $8.29            $9.06
    End of period                             $11.61           $10.69            $9.91            $9.24            $8.29
  Accumulation units outstanding
  at the end of period                        31,306           20,270           16,477            9,554            2,056

JNL/FMR MidCap Equity Division(123)

  Accumulation unit value:
    Beginning of period                       $20.61           $19.81           $17.13           $12.88           $16.05
    End of period                             $22.64           $20.61           $19.81           $17.13           $12.88
  Accumulation units outstanding
  at the end of period                         5,704            5,415            5,417           18,699            1,553






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1112)

  Accumulation unit value:
    Beginning of period                        $9.96             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(879)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.98             N/A              N/A              N/A
    End of period                             $12.55           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          433               -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(879)

  Accumulation unit value:
    Beginning of period                       $11.24           $11.13             N/A              N/A              N/A
    End of period                             $12.75           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,551              -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1162)

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,603             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(118)

  Accumulation unit value:
    Beginning of period                       $13.79           $12.71           $11.15            $8.85           $11.55
    End of period                             $16.57           $13.79           $12.71           $11.15            $8.85
  Accumulation units outstanding
  at the end of period                         8,238            8,024            6,786            2,075            1,378

JNL/JPMorgan International Value
Division(459)

  Accumulation unit value:
    Beginning of period                       $11.67           $10.04            $8.36            $7.52             N/A
    End of period                             $15.09           $11.67           $10.04            $8.36             N/A
  Accumulation units outstanding
  at the end of period                        69,861           31,173           28,526           15,930             N/A

JNL/Lazard Emerging Markets Division(1068)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,213             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(114)

  Accumulation unit value:
    Beginning of period                       $17.64           $16.54           $13.53           $10.71           $12.96
    End of period                             $19.81           $17.64           $16.54           $13.53           $10.71
  Accumulation units outstanding
  at the end of period                        35,030           43,032           44,215           24,553            9,627

JNL/Lazard Small Cap Value Division(114)

  Accumulation unit value:
    Beginning of period                       $14.40           $14.04           $12.41            $9.12           $11.84
    End of period                             $16.48           $14.40           $14.04           $12.41            $9.12
  Accumulation units outstanding
  at the end of period                        38,692           49,407           50,491           39,910           10,575






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(136)

  Accumulation unit value:
    Beginning of period                       $11.05           $11.62            $9.72            $7.47            $9.13
    End of period                             $12.16           $11.05           $11.62            $9.72            $7.47
  Accumulation units outstanding
  at the end of period                        223,586          230,985          222,286          55,354           15,004

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.92           $10.75           $10.65            $9.95
    End of period                             $11.07           $10.90           $10.92           $10.75           $10.65
  Accumulation units outstanding
  at the end of period                        70,204           54,789           70,818            6,699            4,124

JNL/MCM Communications Sector
Division(528)

  Accumulation unit value:
    Beginning of period                        $4.37            $4.42            $4.22             N/A              N/A
    End of period                              $5.83            $4.37            $4.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,443              -                -               N/A              N/A

JNL/MCM Consumer Brands Sector
Division(552)

  Accumulation unit value:
    Beginning of period                       $10.10           $10.56           $10.13             N/A              N/A
    End of period                             $11.23           $10.10           $10.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,721            2,426            1,540             N/A              N/A

JNL/MCM Dow 10 Division(114)

  Accumulation unit value:
    Beginning of period                        $8.61            $9.31            $9.24            $7.50            $9.06
    End of period                             $10.93            $8.61            $9.31            $9.24            $7.50
  Accumulation units outstanding
  at the end of period                        241,290          284,640          252,962          67,342           16,709

JNL/MCM Dow Dividend Division(1013)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        116,521            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(147)

  Accumulation unit value:
    Beginning of period                        $8.22            $8.04            $7.38           $10.65            $6.61
    End of period                              $9.41            $8.22            $8.04            $7.38            $5.83
  Accumulation units outstanding
  at the end of period                        34,117           31,085           33,541           51,121             621

JNL/MCM Financial Sector Division(538)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.75           $11.11             N/A              N/A
    End of period                             $14.22           $12.22           $11.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,778            1,090             250              N/A              N/A

JNL/MCM Global 15 Division(152)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.43            $9.10            $6.97            $7.81
    End of period                             $16.95           $12.34           $11.43            $9.10            $6.97
  Accumulation units outstanding
  at the end of period                        315,404          240,293          187,035          63,276           11,910

JNL/MCM Healthcare Sector Division(503)

  Accumulation unit value:
    Beginning of period                       $11.02           $10.45           $10.60             N/A              N/A
    End of period                             $11.48           $11.02           $10.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,502           13,754           12,639             N/A              N/A

JNL/MCM International Index Division(114)

  Accumulation unit value:
    Beginning of period                       $14.83           $13.36           $11.40            $8.47           $10.41
    End of period                             $18.26           $14.83           $13.36           $11.40            $8.47
  Accumulation units outstanding
  at the end of period                        87,580           46,247           41,845            5,447            4,803

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.89            $9.98             N/A              N/A
    End of period                             $13.76           $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        409,330          121,426           9,194             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1112)

  Accumulation unit value:
    Beginning of period                        $8.97             N/A              N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,585             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(789)

  Accumulation unit value:
    Beginning of period                       $10.50            $9.87             N/A              N/A              N/A
    End of period                             $10.77           $10.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,399            3,063             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(503)

  Accumulation unit value:
    Beginning of period                       $22.62           $16.87           $13.43             N/A              N/A
    End of period                             $26.78           $22.62           $16.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,803           43,239           13,788             N/A              N/A

JNL/MCM S&P 10 Division(152)

  Accumulation unit value:
    Beginning of period                       $13.00            $9.66            $8.38            $7.19            $8.45
    End of period                             $13.33           $13.00            $9.66            $8.38            $7.19
  Accumulation units outstanding
  at the end of period                        270,651          246,495          215,005          63,523           11,231

JNL/MCM S&P 24 Division(1076)

  Accumulation unit value:
    Beginning of period                        $9.60             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,482             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(114)

  Accumulation unit value:
    Beginning of period                       $13.87           $12.63           $11.13            $8.44           $10.59
    End of period                             $14.91           $13.87           $12.63           $11.13            $8.44
  Accumulation units outstanding
  at the end of period                        123,467          84,182           116,867          36,843            2,594






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(114)

  Accumulation unit value:
    Beginning of period                       $10.56           $10.32            $9.57            $7.64            $9.38
    End of period                             $11.91           $10.56           $10.32            $9.57            $7.64
  Accumulation units outstanding
  at the end of period                        177,731          170,642          183,229          39,981            3,132

JNL/MCM Select Small-Cap Division(152)

  Accumulation unit value:
    Beginning of period                       $19.07           $17.87           $16.19           $11.16           $11.55
    End of period                             $20.47           $19.07           $17.87           $16.19           $11.16
  Accumulation units outstanding
  at the end of period                        168,891          128,923          113,272          53,061            7,514

JNL/MCM Small Cap Index Division(114)

  Accumulation unit value:
    Beginning of period                       $13.23           $12.95           $11.25            $7.87           $10.34
    End of period                             $15.23           $13.23           $12.95           $11.25            $7.87
  Accumulation units outstanding
  at the end of period                        70,281           55,372           84,411           37,226            6,468

JNL/MCM Technology Sector Division(503)

  Accumulation unit value:
    Beginning of period                        $5.57            $5.55            $5.95             N/A              N/A
    End of period                              $5.98            $5.57            $5.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,460           23,571           21,561             N/A              N/A

JNL/MCM Value Line 25 Division(698)

  Accumulation unit value:
    Beginning of period                       $15.53           $11.41           $10.46             N/A              N/A
    End of period                             $15.01           $15.53           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        105,465          79,154           25,200             N/A              N/A

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                       $11.90           $11.06           $10.78             N/A              N/A
    End of period                             $13.09           $11.90           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,914           22,500            2,013             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.09            $9.59            $6.96            $9.14
    End of period                             $14.17           $12.36           $11.09            $9.59            $6.96
  Accumulation units outstanding
  at the end of period                        80,799           35,863           36,048           28,989            2,789

JNL/Oppenheimer Growth Division(123)

  Accumulation unit value:
    Beginning of period                        $8.58            $8.02            $7.85            $6.80            $8.39
    End of period                              $8.83            $8.58            $8.02            $7.85            $6.80
  Accumulation units outstanding
  at the end of period                          888              983             1,604             331              333

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $13.43           $13.40           $13.09           $12.74           $12.09
    End of period                             $13.63           $13.43           $13.40           $13.09           $12.74
  Accumulation units outstanding
  at the end of period                        114,133          72,326           83,467           32,036            7,516

JNL/PPM America High Yield Bond
Division(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.71           $12.64           $12.71
    End of period                               N/A              N/A            $15.14           $14.71           $12.64
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             19,715             973

JNL/Putnam Equity Division(398)

  Accumulation unit value:
    Beginning of period                       $20.29           $19.04           $17.19           $15.36             N/A
    End of period                             $22.63           $20.29           $19.04           $17.19             N/A
  Accumulation units outstanding
  at the end of period                          373              366              366              141              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(123)

  Accumulation unit value:
    Beginning of period                        $8.09            $7.37            $6.34            $4.84            $6.35
    End of period                              $8.39            $8.09            $7.37            $6.34            $4.84
  Accumulation units outstanding
  at the end of period                        73,920           31,889           31,748           31,460            4,186

JNL/Putnam Value Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $19.22           $18.69           $17.38           $14.24           $17.72
    End of period                             $21.30           $19.22           $18.69           $17.38           $14.24
  Accumulation units outstanding
  at the end of period                         7,655           11,935           11,852            3,425            1,705

JNL/S&P Core Index 100 Division(114)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.17            $8.50            $9.67
    End of period                               N/A              N/A            $10.31           $10.17            $8.50
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             15,450           16,277

JNL/S&P Core Index 50 Division(119)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.87            $7.69            $9.75
    End of period                               N/A              N/A            $10.02            $9.87            $7.69
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              7,865            7,868

JNL/S&P Core Index 75 Division(528)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.36             N/A              N/A
    End of period                               N/A              N/A            $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(530)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.62             N/A              N/A
    End of period                               N/A              N/A            $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(414)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.93            $9.28             N/A
    End of period                               N/A              N/A            $10.08            $9.93             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,193             N/A

JNL/S&P Managed Aggressive Growth
Division(144)

  Accumulation unit value:
    Beginning of period                       $12.94           $12.17           $11.03            $8.87            $9.69
    End of period                             $14.66           $12.94           $12.17           $11.03            $8.87
  Accumulation units outstanding
  at the end of period                        39,830           56,469           59,908           11,246            3,484

JNL/S&P Managed Conservative Division(677)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.30           $10.01             N/A              N/A
    End of period                             $11.07           $10.47           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,269            4,051            2,889             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(114)

  Accumulation unit value:
    Beginning of period                       $13.05           $12.39           $11.35            $9.51           $10.85
    End of period                             $14.60           $13.05           $12.39           $11.35            $9.51
  Accumulation units outstanding
  at the end of period                        245,943          264,017          286,993          139,610          20,701

JNL/S&P Managed Moderate Division(692)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.49           $10.00             N/A              N/A
    End of period                             $11.68           $10.79           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,683           28,389             586              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(137)

  Accumulation unit value:
    Beginning of period                       $12.62           $12.10           $11.27            $9.76           $10.30
    End of period                             $13.87           $12.62           $12.10           $11.27            $9.76
  Accumulation units outstanding
  at the end of period                        95,442           168,334          101,736          17,902            3,913

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(161)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.64            $8.31            $8.59
    End of period                               N/A              N/A            $10.84           $10.64            $8.31
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,460            1,366

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                       $22.41           $21.71           $19.98           $16.77           $16.53
    End of period                             $24.96           $22.41           $21.71           $19.98           $16.77
  Accumulation units outstanding
  at the end of period                        19,310           25,229           21,952            6,616              -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $25.26           $24.62           $22.50           $16.95           $21.49
    End of period                             $25.90           $25.26           $24.62           $22.50           $16.95
  Accumulation units outstanding
  at the end of period                         6,496           18,471           15,049           27,031            1,430

JNL/Select Money Market Division(118)

  Accumulation unit value:
    Beginning of period                       $11.61           $11.54           $11.68           $11.86           $11.94
    End of period                             $11.90           $11.61           $11.54           $11.68           $11.86
  Accumulation units outstanding
  at the end of period                        145,490          147,351          55,039           140,414           3,669






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(434)

  Accumulation unit value:
    Beginning of period                       $17.20           $16.22           $14.42           $13.33             N/A
    End of period                             $20.38           $17.20           $16.22           $14.42             N/A
  Accumulation units outstanding
  at the end of period                        14,997           12,684           11,089            7,097             N/A

JNL/T.Rowe Price Established Growth
Division(192)

  Accumulation unit value:
    Beginning of period                       $25.28           $24.32           $22.58           $17.65           $16.74
    End of period                             $28.18           $25.28           $24.32           $22.58           $17.65
  Accumulation units outstanding
  at the end of period                        35,742           36,780           31,427           18,841            1,025

JNL/T.Rowe Price Mid-Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $35.30           $31.57           $27.29           $20.09           $26.08
    End of period                             $36.95           $35.30           $31.57           $27.29           $20.09
  Accumulation units outstanding
  at the end of period                        29,312           19,124           21,141           20,807            1,288

JNL/T.Rowe Price Value Division(118)

  Accumulation unit value:
    Beginning of period                       $13.37           $12.85           $11.38            $8.94           $11.34
    End of period                             $15.73           $13.37           $12.85           $11.38            $8.94
  Accumulation units outstanding
  at the end of period                        58,242           53,549           81,132           32,667            3,032

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.51           $12.55           $12.21             N/A              N/A
    End of period                             $13.55           $12.51           $12.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        99,260           74,482           193,071            N/A              N/A

JNL/Western Asset Strategic Bond
Division(118)

  Accumulation unit value:
    Beginning of period                       $17.67           $17.57           $16.76           $15.07           $14.49
    End of period                             $18.13           $17.67           $17.57           $16.76           $15.07
  Accumulation units outstanding
  at the end of period                        32,024           31,642           29,319            9,501            1,079






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $14.74           $14.69           $14.44           $14.56           $13.45
    End of period                             $14.92           $14.74           $14.69           $14.44           $14.56
  Accumulation units outstanding
  at the end of period                        13,789           13,403           13,745            6,013           24,296





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.02%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(81)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.97           $10.17            $7.98           $10.53
    End of period                             $12.18           $11.53           $10.97           $10.17            $7.98
  Accumulation units outstanding
  at the end of period                          463              467              474              931               -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1021)

  Accumulation unit value:
    Beginning of period                       $12.47             N/A              N/A              N/A              N/A
    End of period                             $15.42             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          324              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(594)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.70           $11.29             N/A              N/A
    End of period                             $13.95           $12.43           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Alger Growth Division(92)

  Accumulation unit value:
    Beginning of period                       $18.14           $16.48           $16.01           $12.08           $17.02
    End of period                             $18.66           $18.14           $16.48           $16.01           $12.08
  Accumulation units outstanding
  at the end of period                          385              385              385               -                -

JNL/Alliance Capital Growth Division(594)

  Accumulation unit value:
    Beginning of period                         N/A             $9.52            $9.35             N/A              N/A
    End of period                               N/A             $8.64            $9.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               70               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(489)

  Accumulation unit value:
    Beginning of period                       $16.54           $16.33           $15.84             N/A              N/A
    End of period                             $18.21           $16.54           $16.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          257              297              340              N/A              N/A

JNL/Eagle SmallCap Equity Division(53)

  Accumulation unit value:
    Beginning of period                       $18.68           $18.59           $15.97           $11.64           $15.11
    End of period                             $21.98           $18.68           $18.59           $15.97           $11.64
  Accumulation units outstanding
  at the end of period                         3,531            3,531            3,531              -                -

JNL/FMR Balanced Division(89)

  Accumulation unit value:
    Beginning of period                       $10.69            $9.90            $9.24            $8.29            $9.09
    End of period                             $11.60           $10.69            $9.90            $9.24            $8.29
  Accumulation units outstanding
  at the end of period                         8,683            8,923            7,680              -                -

JNL/FMR MidCap Equity Division(596)

  Accumulation unit value:
    Beginning of period                       $20.59           $19.79           $17.58             N/A              N/A
    End of period                             $22.61           $20.59           $19.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,317            3,317            3,318             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1085)

  Accumulation unit value:
    Beginning of period                        $9.93             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1054)

  Accumulation unit value:
    Beginning of period                       $12.32             N/A              N/A              N/A              N/A
    End of period                             $12.56             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(857)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.60             N/A              N/A              N/A
    End of period                             $12.75           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,087            1,861             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,166             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(81)

  Accumulation unit value:
    Beginning of period                       $13.78           $12.70           $11.14            $8.84           $11.27
    End of period                             $16.55           $13.78           $12.70           $11.14            $8.84
  Accumulation units outstanding
  at the end of period                          700              393              431              880               -

JNL/JPMorgan International Value
Division(491)

  Accumulation unit value:
    Beginning of period                       $11.66           $10.03            $8.60             N/A              N/A
    End of period                             $15.08           $11.66           $10.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,176            6,972           11,127             N/A              N/A

JNL/Lazard Emerging Markets Division(1081)

  Accumulation unit value:
    Beginning of period                        $8.71             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,420             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(81)

  Accumulation unit value:
    Beginning of period                       $17.62           $16.53           $13.52           $10.71           $13.06
    End of period                             $19.79           $17.62           $16.53           $13.52           $10.71
  Accumulation units outstanding
  at the end of period                         5,235            5,283            5,912             706               -

JNL/Lazard Small Cap Value Division(87)

  Accumulation unit value:
    Beginning of period                       $14.39           $14.03           $12.41            $9.12           $11.73
    End of period                             $16.47           $14.39           $14.03           $12.41            $9.12
  Accumulation units outstanding
  at the end of period                         1,479            3,550            5,359            1,107              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(407)

  Accumulation unit value:
    Beginning of period                       $11.04           $11.61            $9.72            $8.30             N/A
    End of period                             $12.15           $11.04           $11.61            $9.72             N/A
  Accumulation units outstanding
  at the end of period                        29,882           32,080           30,682            1,053             N/A

JNL/MCM Bond Index Division(81)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.91           $10.74           $10.65            $9.80
    End of period                             $11.06           $10.89           $10.91           $10.74           $10.65
  Accumulation units outstanding
  at the end of period                        16,876           18,205           17,302              -                -

JNL/MCM Communications Sector
Division(674)

  Accumulation unit value:
    Beginning of period                        $4.37            $4.41            $4.15             N/A              N/A
    End of period                              $5.82            $4.37            $4.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          588              589              299              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(583)

  Accumulation unit value:
    Beginning of period                       $10.09           $10.55            $9.32             N/A              N/A
    End of period                             $11.22           $10.09           $10.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                          783             1,215            1,271             N/A              N/A

JNL/MCM Dow 10 Division(321)

  Accumulation unit value:
    Beginning of period                        $8.61            $9.31            $9.23            $7.23             N/A
    End of period                             $10.93            $8.61            $9.31            $9.23             N/A
  Accumulation units outstanding
  at the end of period                        32,335           36,178           34,622             711              N/A

JNL/MCM Dow Dividend Division(1011)

  Accumulation unit value:
    Beginning of period                        $9.87             N/A              N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          381              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(321)

  Accumulation unit value:
    Beginning of period                        $8.21            $8.04            $7.37            $6.16             N/A
    End of period                              $9.40            $8.21            $8.04            $7.37             N/A
  Accumulation units outstanding
  at the end of period                         4,305            4,618            5,609            3,178             N/A

JNL/MCM Financial Sector Division(583)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.75           $10.31             N/A              N/A
    End of period                             $14.21           $12.22           $11.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                          340              391              677              N/A              N/A

JNL/MCM Global 15 Division(546)

  Accumulation unit value:
    Beginning of period                       $12.33           $11.42            $9.67             N/A              N/A
    End of period                             $16.94           $12.33           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,638           33,398           30,481             N/A              N/A

JNL/MCM Healthcare Sector Division(583)

  Accumulation unit value:
    Beginning of period                       $11.02           $10.44           $10.30             N/A              N/A
    End of period                             $11.47           $11.02           $10.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          850             1,395             954              N/A              N/A

JNL/MCM International Index Division(81)

  Accumulation unit value:
    Beginning of period                       $14.83           $13.35           $11.40            $8.47           $10.28
    End of period                             $18.25           $14.83           $13.35           $11.40            $8.47
  Accumulation units outstanding
  at the end of period                        10,560            9,952           10,476             877               -

JNL/MCM JNL 5 Division(802)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.98             N/A              N/A              N/A
    End of period                             $13.76           $11.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,442           23,141             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1090)

  Accumulation unit value:
    Beginning of period                        $8.90             N/A              N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          69               N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(987)

  Accumulation unit value:
    Beginning of period                       $11.09             N/A              N/A              N/A              N/A
    End of period                             $10.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(576)

  Accumulation unit value:
    Beginning of period                       $22.60           $16.86           $13.59             N/A              N/A
    End of period                             $26.76           $22.60           $16.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,123            7,072            5,904             N/A              N/A

JNL/MCM S&P 10 Division(435)

  Accumulation unit value:
    Beginning of period                       $12.99            $9.66            $8.37            $7.76             N/A
    End of period                             $13.32           $12.99            $9.66            $8.37             N/A
  Accumulation units outstanding
  at the end of period                        28,888           32,135           32,804              -               N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(81)

  Accumulation unit value:
    Beginning of period                       $13.86           $12.63           $11.13            $8.44           $10.49
    End of period                             $14.90           $13.86           $12.63           $11.13            $8.44
  Accumulation units outstanding
  at the end of period                        14,045           14,007           13,861            2,018              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(593)

  Accumulation unit value:
    Beginning of period                       $10.56           $10.32            $9.61             N/A              N/A
    End of period                             $11.91           $10.56           $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,922           18,826           18,687             N/A              N/A

JNL/MCM Select Small-Cap Division(467)

  Accumulation unit value:
    Beginning of period                       $19.06           $17.86           $16.18           $16.41             N/A
    End of period                             $20.45           $19.06           $17.86           $16.18             N/A
  Accumulation units outstanding
  at the end of period                        12,569           14,082           14,314             238              N/A

JNL/MCM Small Cap Index Division(81)

  Accumulation unit value:
    Beginning of period                       $13.22           $12.94           $11.25            $7.87           $10.27
    End of period                             $15.22           $13.22           $12.94           $11.25            $7.87
  Accumulation units outstanding
  at the end of period                        14,958           14,881           14,725            1,134              -

JNL/MCM Technology Sector Division(598)

  Accumulation unit value:
    Beginning of period                        $5.57            $5.55            $5.34             N/A              N/A
    End of period                              $5.97            $5.57            $5.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,038            5,038            1,070             N/A              N/A

JNL/MCM Value Line 25 Division(812)

  Accumulation unit value:
    Beginning of period                       $15.53           $11.58             N/A              N/A              N/A
    End of period                             $15.01           $15.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,708            3,448             N/A              N/A              N/A

JNL/MCM VIP Division(818)

  Accumulation unit value:
    Beginning of period                       $11.90           $10.37             N/A              N/A              N/A
    End of period                             $13.08           $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,388           16,387             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(82)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.08            $9.59            $6.96            $9.13
    End of period                             $14.16           $12.35           $11.08            $9.59            $6.96
  Accumulation units outstanding
  at the end of period                         3,003            3,158            5,045            1,379              -

JNL/Oppenheimer Growth Division(1085)

  Accumulation unit value:
    Beginning of period                        $8.23             N/A              N/A              N/A              N/A
    End of period                              $8.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(81)

  Accumulation unit value:
    Beginning of period                       $13.42           $13.39           $13.08           $12.74           $11.96
    End of period                             $13.61           $13.42           $13.39           $13.08           $12.74
  Accumulation units outstanding
  at the end of period                         4,958            3,763            3,107              -                -

JNL/PPM America High Yield Bond
Division(53)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.69           $12.63           $12.53
    End of period                               N/A              N/A            $15.12           $14.69           $12.63
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               631               -

JNL/Putnam Equity Division(1054)

  Accumulation unit value:
    Beginning of period                       $21.33             N/A              N/A              N/A              N/A
    End of period                             $22.60             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(81)

  Accumulation unit value:
    Beginning of period                       $19.20           $18.68           $17.36           $14.23           $18.01
    End of period                             $21.27           $19.20           $18.68           $17.36           $14.23
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/S&P Core Index 100 Division(80)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.16            $8.49           $10.03
    End of period                               N/A              N/A            $10.31           $10.16            $8.49
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,265              -

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(617)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.19             N/A              N/A
    End of period                               N/A              N/A            $10.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(664)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.98             N/A              N/A
    End of period                               N/A              N/A            $10.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(628)

  Accumulation unit value:
    Beginning of period                       $12.93           $12.16           $10.75             N/A              N/A
    End of period                             $14.64           $12.93           $12.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,571            4,381            4,394             N/A              N/A

JNL/S&P Managed Conservative Division(1085)

  Accumulation unit value:
    Beginning of period                       $10.53             N/A              N/A              N/A              N/A
    End of period                             $11.07             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(53)

  Accumulation unit value:
    Beginning of period                       $13.04           $12.38           $11.34            $9.51           $10.80
    End of period                             $14.59           $13.04           $12.38           $11.34            $9.51
  Accumulation units outstanding
  at the end of period                        79,906           75,781           66,207            2,658              -

JNL/S&P Managed Moderate Division(995)

  Accumulation unit value:
    Beginning of period                       $10.92             N/A              N/A              N/A              N/A
    End of period                             $11.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(451)

  Accumulation unit value:
    Beginning of period                       $12.61           $12.09           $11.26           $10.80             N/A
    End of period                             $13.86           $12.61           $12.09           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        150,567          132,849          119,581           2,041             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1123)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(407)

  Accumulation unit value:
    Beginning of period                       $22.39           $21.69           $19.96           $18.46             N/A
    End of period                             $24.94           $22.39           $21.69           $19.96             N/A
  Accumulation units outstanding
  at the end of period                         1,476            1,559            1,611            1,121             N/A

JNL/Select Global Growth Division(637)

  Accumulation unit value:
    Beginning of period                       $21.84           $21.86           $18.27             N/A              N/A
    End of period                             $24.25           $21.84           $21.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,288            2,384            2,478             N/A              N/A

JNL/Select Large Cap Growth Division(92)

  Accumulation unit value:
    Beginning of period                       $25.24           $24.60           $22.48           $16.93           $21.85
    End of period                             $25.87           $25.24           $24.60           $22.48           $16.93
  Accumulation units outstanding
  at the end of period                         2,597            1,697            6,313              -                -

JNL/Select Money Market Division(76)

  Accumulation unit value:
    Beginning of period                       $11.58           $11.51           $11.65           $11.83           $11.93
    End of period                             $11.86           $11.58           $11.51           $11.65           $11.83
  Accumulation units outstanding
  at the end of period                         5,892            5,035            6,040             508               -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(446)

  Accumulation unit value:
    Beginning of period                       $17.19           $16.22           $14.42           $13.60             N/A
    End of period                             $20.37           $17.19           $16.22           $14.42             N/A
  Accumulation units outstanding
  at the end of period                         1,643            1,477            1,545            1,050             N/A

JNL/T.Rowe Price Established Growth
Division(420)

  Accumulation unit value:
    Beginning of period                       $25.26           $24.29           $22.56           $20.48             N/A
    End of period                             $28.14           $25.26           $24.29           $22.56             N/A
  Accumulation units outstanding
  at the end of period                         2,452            2,639            2,843             667              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(53)

  Accumulation unit value:
    Beginning of period                       $35.26           $31.53           $27.26           $20.07           $24.79
    End of period                             $36.91           $35.26           $31.53           $27.26           $20.07
  Accumulation units outstanding
  at the end of period                         5,669            4,197            5,607             613               -

JNL/T.Rowe Price Value Division(81)

  Accumulation unit value:
    Beginning of period                       $13.36           $12.84           $11.37            $8.94           $11.27
    End of period                             $15.71           $13.36           $12.84           $11.37            $8.94
  Accumulation units outstanding
  at the end of period                         8,383            7,513           16,170            2,022              -

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.50           $12.54           $12.21             N/A              N/A
    End of period                             $13.54           $12.50           $12.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,828            3,917            3,876             N/A              N/A

JNL/Western Asset Strategic Bond
Division(81)

  Accumulation unit value:
    Beginning of period                       $17.65           $17.55           $16.75           $15.05           $14.34
    End of period                             $18.11           $17.65           $17.55           $16.75           $15.05
  Accumulation units outstanding
  at the end of period                         3,815            3,249            2,089              -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(81)

  Accumulation unit value:
    Beginning of period                       $14.73           $14.68           $14.42           $14.55           $13.18
    End of period                             $14.90           $14.73           $14.68           $14.42           $14.55
  Accumulation units outstanding
  at the end of period                          931              931             1,308             415               -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.03%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1113)

  Accumulation unit value:
    Beginning of period                       $13.06             N/A              N/A              N/A              N/A
    End of period                             $15.43             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,942             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(820)

  Accumulation unit value:
    Beginning of period                       $11.03           $10.81             N/A              N/A              N/A
    End of period                             $12.13           $11.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               193              N/A              N/A              N/A

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.91             N/A              N/A              N/A
    End of period                             $11.06           $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          178              195              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1218)

  Accumulation unit value:
    Beginning of period                        $5.74             N/A              N/A              N/A              N/A
    End of period                              $5.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,770             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(820)

  Accumulation unit value:
    Beginning of period                        $8.60            $8.82             N/A              N/A              N/A
    End of period                             $10.92            $8.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               249              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(1119)

  Accumulation unit value:
    Beginning of period                       $12.66             N/A              N/A              N/A              N/A
    End of period                             $14.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          98               N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(820)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.00             N/A              N/A              N/A
    End of period                             $16.92           $12.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          734              178              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(1119)

  Accumulation unit value:
    Beginning of period                       $10.93             N/A              N/A              N/A              N/A
    End of period                             $11.46             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          77               N/A              N/A              N/A              N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                       $14.82           $13.71             N/A              N/A              N/A
    End of period                             $18.24           $14.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          104             1,099             N/A              N/A              N/A

JNL/MCM JNL 5 Division(991)

  Accumulation unit value:
    Beginning of period                       $12.13             N/A              N/A              N/A              N/A
    End of period                             $13.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,056             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                       $22.58           $20.61             N/A              N/A              N/A
    End of period                             $26.73           $22.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          817             1,690             N/A              N/A              N/A

JNL/MCM S&P 10 Division(820)

  Accumulation unit value:
    Beginning of period                       $12.98           $10.04             N/A              N/A              N/A
    End of period                             $13.31           $12.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,101             N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                       $13.85           $12.96             N/A              N/A              N/A
    End of period                             $14.89           $13.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          125             2,422             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                       $10.55           $10.42             N/A              N/A              N/A
    End of period                             $11.90           $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          155              204              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(820)

  Accumulation unit value:
    Beginning of period                       $19.04           $16.02             N/A              N/A              N/A
    End of period                             $20.43           $19.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               116              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                       $13.22           $12.76             N/A              N/A              N/A
    End of period                             $15.21           $13.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,347            2,186             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(820)

  Accumulation unit value:
    Beginning of period                       $15.52           $11.80             N/A              N/A              N/A
    End of period                             $15.00           $15.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          94               940              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(820)

  Accumulation unit value:
    Beginning of period                       $13.41           $13.45             N/A              N/A              N/A
    End of period                             $13.60           $13.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          304              317              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(991)

  Accumulation unit value:
    Beginning of period                       $13.48             N/A              N/A              N/A              N/A
    End of period                             $14.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          216              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(820)

  Accumulation unit value:
    Beginning of period                       $12.48           $12.06             N/A              N/A              N/A
    End of period                             $13.52           $12.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          167              341              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(820)

  Accumulation unit value:
    Beginning of period                       $17.63           $17.41             N/A              N/A              N/A
    End of period                             $18.09           $17.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          243              241              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(820)

  Accumulation unit value:
    Beginning of period                       $14.71           $14.75             N/A              N/A              N/A
    End of period                             $14.88           $14.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          293              289              N/A              N/A              N/A


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.045%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(298)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.96           $10.17            $8.01             N/A
    End of period                             $12.17           $11.51           $10.96           $10.17             N/A
  Accumulation units outstanding
  at the end of period                         9,941           11,747           11,041            7,819             N/A

JNL/AIM Premier Equity II Division(309)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.30            $7.66             N/A
    End of period                               N/A              N/A             $9.08            $9.30             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,388             N/A

JNL/AIM Real Estate Division(904)

  Accumulation unit value:
    Beginning of period                       $11.54           $11.13             N/A              N/A              N/A
    End of period                             $15.42           $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,774            1,683             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(299)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.69           $11.16            $7.92             N/A
    End of period                             $13.93           $12.42           $11.69           $11.16             N/A
  Accumulation units outstanding
  at the end of period                         3,223            3,505            5,328            5,114             N/A

JNL/Alger Growth Division(348)

  Accumulation unit value:
    Beginning of period                       $18.10           $16.44           $15.98           $14.08             N/A
    End of period                             $18.61           $18.10           $16.44           $15.98             N/A
  Accumulation units outstanding
  at the end of period                         2,610            4,301            2,404            2,359             N/A

JNL/Alliance Capital Growth Division(294)

  Accumulation unit value:
    Beginning of period                         N/A             $9.50            $9.12            $7.49             N/A
    End of period                               N/A             $8.62            $9.50            $9.12             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,519            5,771             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(298)

  Accumulation unit value:
    Beginning of period                       $16.50           $16.29           $15.64           $12.33             N/A
    End of period                             $18.17           $16.50           $16.29           $15.64             N/A
  Accumulation units outstanding
  at the end of period                         4,086            3,542             962              801              N/A

JNL/Eagle SmallCap Equity Division(406)

  Accumulation unit value:
    Beginning of period                       $18.63           $18.55           $15.94           $15.56             N/A
    End of period                             $21.93           $18.63           $18.55           $15.94             N/A
  Accumulation units outstanding
  at the end of period                         2,718            2,820            1,089              -               N/A

JNL/FMR Balanced Division(298)

  Accumulation unit value:
    Beginning of period                       $10.67            $9.89            $9.23            $8.17             N/A
    End of period                             $11.58           $10.67            $9.89            $9.23             N/A
  Accumulation units outstanding
  at the end of period                         7,294           14,243           12,036            7,977             N/A

JNL/FMR MidCap Equity Division(296)

  Accumulation unit value:
    Beginning of period                       $20.54           $19.74           $17.08           $13.04             N/A
    End of period                             $22.55           $20.54           $19.74           $17.08             N/A
  Accumulation units outstanding
  at the end of period                         2,610            2,794            2,575            2,392             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1095)

  Accumulation unit value:
    Beginning of period                        $9.85             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          362              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(900)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.69             N/A              N/A              N/A
    End of period                             $12.55           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,579            2,475             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(862)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.76             N/A              N/A              N/A
    End of period                             $12.74           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,331            5,703             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1083)

  Accumulation unit value:
    Beginning of period                       $10.01             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,843             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(342)

  Accumulation unit value:
    Beginning of period                       $13.74           $12.67           $11.11            $9.45             N/A
    End of period                             $16.50           $13.74           $12.67           $11.11             N/A
  Accumulation units outstanding
  at the end of period                         5,985            5,033            1,527            1,527             N/A

JNL/JPMorgan International Value
Division(566)

  Accumulation unit value:
    Beginning of period                       $11.63           $10.01            $8.89             N/A              N/A
    End of period                             $15.04           $11.63           $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,609           16,940            3,389             N/A              N/A

JNL/Lazard Emerging Markets Division(1068)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,200             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(298)

  Accumulation unit value:
    Beginning of period                       $17.59           $16.50           $13.50           $10.27             N/A
    End of period                             $19.74           $17.59           $16.50           $13.50             N/A
  Accumulation units outstanding
  at the end of period                        10,726           12,818           10,405            9,152             N/A

JNL/Lazard Small Cap Value Division(316)

  Accumulation unit value:
    Beginning of period                       $14.36           $14.00           $12.39            $9.11             N/A
    End of period                             $16.43           $14.36           $14.00           $12.39             N/A
  Accumulation units outstanding
  at the end of period                         5,529           10,237            7,187            5,155             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(303)

  Accumulation unit value:
    Beginning of period                       $11.03           $11.59            $9.71            $6.98             N/A
    End of period                             $12.12           $11.03           $11.59            $9.71             N/A
  Accumulation units outstanding
  at the end of period                        113,058          122,802          81,191           57,024             N/A

JNL/MCM Bond Index Division(309)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.90           $10.74           $10.67             N/A
    End of period                             $11.05           $10.88           $10.90           $10.74             N/A
  Accumulation units outstanding
  at the end of period                        36,784           33,544           16,926           17,605             N/A

JNL/MCM Communications Sector
Division(795)

  Accumulation unit value:
    Beginning of period                        $4.36            $4.12             N/A              N/A              N/A
    End of period                              $5.81            $4.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,284            1,695             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(752)

  Accumulation unit value:
    Beginning of period                       $10.07           $10.06             N/A              N/A              N/A
    End of period                             $11.20           $10.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               461              N/A              N/A              N/A

JNL/MCM Dow 10 Division(294)

  Accumulation unit value:
    Beginning of period                        $8.59            $9.30            $9.22            $6.75             N/A
    End of period                             $10.91            $8.59            $9.30            $9.22             N/A
  Accumulation units outstanding
  at the end of period                        119,094          123,421          98,111           80,710             N/A

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,896             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(296)

  Accumulation unit value:
    Beginning of period                        $8.20            $8.03            $7.36            $5.76             N/A
    End of period                              $9.39            $8.20            $8.03            $7.36             N/A
  Accumulation units outstanding
  at the end of period                        29,591           23,734           13,075           11,688             N/A

JNL/MCM Financial Sector Division(900)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.31             N/A              N/A              N/A
    End of period                             $14.19           $12.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,019            1,183             N/A              N/A              N/A

JNL/MCM Global 15 Division(303)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.40            $9.09            $6.32             N/A
    End of period                             $16.90           $12.31           $11.40            $9.09             N/A
  Accumulation units outstanding
  at the end of period                        108,053          116,774          65,763           49,662             N/A

JNL/MCM Healthcare Sector Division(722)

  Accumulation unit value:
    Beginning of period                       $11.00           $10.43           $10.16             N/A              N/A
    End of period                             $11.45           $11.00           $10.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,409            3,293             74               N/A              N/A

JNL/MCM International Index Division(294)

  Accumulation unit value:
    Beginning of period                       $14.81           $13.34           $11.40            $7.92             N/A
    End of period                             $18.23           $14.81           $13.34           $11.40             N/A
  Accumulation units outstanding
  at the end of period                        51,199           53,056           33,798           32,049             N/A

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.89            $9.87             N/A              N/A
    End of period                             $13.75           $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        376,461          266,515          20,012             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1073)

  Accumulation unit value:
    Beginning of period                        $9.42             N/A              N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          425              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(709)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.82           $10.47             N/A              N/A
    End of period                             $10.77           $10.49           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,037           10,207            1,886             N/A              N/A

JNL/MCM Oil & Gas Sector Division(567)

  Accumulation unit value:
    Beginning of period                       $22.56           $16.84           $14.17             N/A              N/A
    End of period                             $26.71           $22.56           $16.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,806            8,253            4,980             N/A              N/A

JNL/MCM S&P 10 Division(303)

  Accumulation unit value:
    Beginning of period                       $12.97            $9.64            $8.37            $7.12             N/A
    End of period                             $13.30           $12.97            $9.64            $8.37             N/A
  Accumulation units outstanding
  at the end of period                        102,222          115,130          72,877           55,789             N/A

JNL/MCM S&P 24 Division(1134)

  Accumulation unit value:
    Beginning of period                        $9.60             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,060             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(294)

  Accumulation unit value:
    Beginning of period                       $13.85           $12.62           $11.12            $8.03             N/A
    End of period                             $14.88           $13.85           $12.62           $11.12             N/A
  Accumulation units outstanding
  at the end of period                        58,720           54,890           36,650           30,979             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(309)

  Accumulation unit value:
    Beginning of period                       $10.55           $10.31            $9.56            $7.71             N/A
    End of period                             $11.89           $10.55           $10.31            $9.56             N/A
  Accumulation units outstanding
  at the end of period                        64,617           62,665           57,881           48,300             N/A

JNL/MCM Select Small-Cap Division(303)

  Accumulation unit value:
    Beginning of period                       $19.03           $17.83           $16.17           $11.32             N/A
    End of period                             $20.41           $19.03           $17.83           $16.17             N/A
  Accumulation units outstanding
  at the end of period                        64,127           59,977           38,388           30,280             N/A

JNL/MCM Small Cap Index Division(294)

  Accumulation unit value:
    Beginning of period                       $13.21           $12.93           $11.24            $7.52             N/A
    End of period                             $15.20           $13.21           $12.93           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        45,315           42,539           31,465           28,642             N/A

JNL/MCM Technology Sector Division(765)

  Accumulation unit value:
    Beginning of period                        $5.56            $5.22             N/A              N/A              N/A
    End of period                              $5.96            $5.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,241            4,369             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(709)

  Accumulation unit value:
    Beginning of period                       $15.52           $11.41           $10.59             N/A              N/A
    End of period                             $15.00           $15.52           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        64,722           47,707            9,543             N/A              N/A

JNL/MCM VIP Division(706)

  Accumulation unit value:
    Beginning of period                       $11.90           $11.06           $10.49             N/A              N/A
    End of period                             $13.08           $11.90           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,818           25,776            8,259             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(294)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.07            $9.58            $6.51             N/A
    End of period                             $14.14           $12.34           $11.07            $9.58             N/A
  Accumulation units outstanding
  at the end of period                        11,333           17,773           10,185            2,684             N/A

JNL/Oppenheimer Growth Division(294)

  Accumulation unit value:
    Beginning of period                        $8.57            $8.01            $7.85            $6.80             N/A
    End of period                              $8.81            $8.57            $8.01            $7.85             N/A
  Accumulation units outstanding
  at the end of period                         4,424            5,842           10,732            9,432             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(296)

  Accumulation unit value:
    Beginning of period                       $13.40           $13.37           $13.06           $12.87             N/A
    End of period                             $13.58           $13.40           $13.37           $13.06             N/A
  Accumulation units outstanding
  at the end of period                        39,034           29,395           18,650           18,371             N/A

JNL/PPM America High Yield Bond
Division(294)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.66           $13.07             N/A
    End of period                               N/A              N/A            $15.09           $14.66             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             12,087             N/A

JNL/Putnam Equity Division(299)

  Accumulation unit value:
    Beginning of period                       $20.22           $18.98           $17.13           $13.24             N/A
    End of period                             $22.54           $20.22           $18.98           $17.13             N/A
  Accumulation units outstanding
  at the end of period                          11                -              5,319            6,165             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(445)

  Accumulation unit value:
    Beginning of period                        $8.08            $7.35            $6.33            $6.26             N/A
    End of period                              $8.37            $8.08            $7.35            $6.33             N/A
  Accumulation units outstanding
  at the end of period                         5,942            5,972            6,256            3,020             N/A

JNL/Putnam Value Equity Division(298)

  Accumulation unit value:
    Beginning of period                       $19.15           $18.63           $17.33           $13.33             N/A
    End of period                             $21.21           $19.15           $18.63           $17.33             N/A
  Accumulation units outstanding
  at the end of period                          512              737              908              823              N/A

JNL/S&P Core Index 100 Division(293)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.16            $8.51             N/A
    End of period                               N/A              N/A            $10.30           $10.16             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,716             N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(326)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.91            $8.30             N/A
    End of period                               N/A              N/A            $10.05            $9.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             20,426             N/A

JNL/S&P Managed Aggressive Growth
Division(335)

  Accumulation unit value:
    Beginning of period                       $12.90           $12.14           $11.00            $9.48             N/A
    End of period                             $14.61           $12.90           $12.14           $11.00             N/A
  Accumulation units outstanding
  at the end of period                        12,816           12,824           26,916           11,998             N/A

JNL/S&P Managed Conservative Division(733)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.30           $10.27             N/A              N/A
    End of period                             $11.06           $10.47           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,520           15,087             153              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(326)

  Accumulation unit value:
    Beginning of period                       $13.01           $12.36           $11.33           $10.00             N/A
    End of period                             $14.55           $13.01           $12.36           $11.33             N/A
  Accumulation units outstanding
  at the end of period                        62,713           45,587           38,108           21,395             N/A

JNL/S&P Managed Moderate Division(679)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.49            $9.96             N/A              N/A
    End of period                             $11.67           $10.79           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,612           52,280           28,175             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(296)

  Accumulation unit value:
    Beginning of period                       $12.58           $12.07           $11.24            $9.66             N/A
    End of period                             $13.83           $12.58           $12.07           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        91,072           80,072           33,374           24,982             N/A

JNL/S&P Retirement 2015 Division(1143)

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1117)

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A              N/A
    End of period                             $10.53             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(399)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.61            $9.56             N/A
    End of period                               N/A              N/A            $10.81           $10.61             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               895              N/A

JNL/Select Balanced Division(298)

  Accumulation unit value:
    Beginning of period                       $22.33           $21.64           $19.92           $16.20             N/A
    End of period                             $24.86           $22.33           $21.64           $19.92             N/A
  Accumulation units outstanding
  at the end of period                         8,703            7,369            5,850            1,894             N/A

JNL/Select Global Growth Division(820)

  Accumulation unit value:
    Beginning of period                       $21.78           $19.40             N/A              N/A              N/A
    End of period                             $24.18           $21.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,217            1,305             N/A              N/A              N/A

JNL/Select Large Cap Growth Division(309)

  Accumulation unit value:
    Beginning of period                       $25.17           $24.54           $22.43           $17.46             N/A
    End of period                             $25.80           $25.17           $24.54           $22.43             N/A
  Accumulation units outstanding
  at the end of period                         2,735            4,603            2,245            1,045             N/A

JNL/Select Money Market Division(294)

  Accumulation unit value:
    Beginning of period                       $11.57           $11.50           $11.64           $11.79             N/A
    End of period                             $11.85           $11.57           $11.50           $11.64             N/A
  Accumulation units outstanding
  at the end of period                        31,326           29,125            8,337            6,678             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(403)

  Accumulation unit value:
    Beginning of period                       $17.18           $16.21           $14.41           $13.07             N/A
    End of period                             $20.35           $17.18           $16.21           $14.41             N/A
  Accumulation units outstanding
  at the end of period                        15,401           11,210            4,908            1,921             N/A

JNL/T.Rowe Price Established Growth
Division(298)

  Accumulation unit value:
    Beginning of period                       $25.19           $24.23           $22.51           $17.20             N/A
    End of period                             $28.06           $25.19           $24.23           $22.51             N/A
  Accumulation units outstanding
  at the end of period                         7,353            8,830            4,352            1,340             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                       $35.17           $31.46           $27.20           $20.80             N/A
    End of period                             $36.80           $35.17           $31.46           $27.20             N/A
  Accumulation units outstanding
  at the end of period                         5,704            6,162            3,936            3,882             N/A

JNL/T.Rowe Price Value Division(294)

  Accumulation unit value:
    Beginning of period                       $13.34           $12.83           $11.36            $8.40             N/A
    End of period                             $15.69           $13.34           $12.83           $11.36             N/A
  Accumulation units outstanding
  at the end of period                        22,119           25,217           15,448            9,604             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.47           $12.52           $12.19             N/A              N/A
    End of period                             $13.51           $12.47           $12.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,110           22,237           15,268             N/A              N/A

JNL/Western Asset Strategic Bond
Division(298)

  Accumulation unit value:
    Beginning of period                       $17.60           $17.51           $16.71           $15.54             N/A
    End of period                             $18.06           $17.60           $17.51           $16.71             N/A
  Accumulation units outstanding
  at the end of period                        24,518           18,829            6,207            1,276             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(296)

  Accumulation unit value:
    Beginning of period                       $14.69           $14.64           $14.39           $14.52             N/A
    End of period                             $14.86           $14.69           $14.64           $14.39             N/A
  Accumulation units outstanding
  at the end of period                        11,968           10,078            4,909            3,974             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.05%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(293)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.96           $10.17            $8.36             N/A
    End of period                             $12.16           $11.51           $10.96           $10.17             N/A
  Accumulation units outstanding
  at the end of period                        49,877           51,027           48,918           11,809             N/A

JNL/AIM Premier Equity II Division(436)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.30            $8.88             N/A
    End of period                               N/A              N/A             $9.08            $9.30             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,863             N/A

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                       $11.54           $10.26             N/A              N/A              N/A
    End of period                             $15.42           $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,056            6,783             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(386)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.69           $11.16            $9.53             N/A
    End of period                             $13.92           $12.41           $11.69           $11.16             N/A
  Accumulation units outstanding
  at the end of period                        20,791           21,426           20,383           14,712             N/A

JNL/Alger Growth Division(405)

  Accumulation unit value:
    Beginning of period                       $18.09           $16.44           $15.97           $15.01             N/A
    End of period                             $18.60           $18.09           $16.44           $15.97             N/A
  Accumulation units outstanding
  at the end of period                         8,855           13,100            7,941            2,826             N/A

JNL/Alliance Capital Growth Division(394)

  Accumulation unit value:
    Beginning of period                         N/A             $9.50            $9.12            $8.52             N/A
    End of period                               N/A             $8.62            $9.50            $9.12             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             14,405            4,429             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(302)

  Accumulation unit value:
    Beginning of period                       $16.50           $16.29           $15.63           $12.71             N/A
    End of period                             $18.16           $16.50           $16.29           $15.63             N/A
  Accumulation units outstanding
  at the end of period                        21,199           25,657           26,221            9,050             N/A

JNL/Eagle SmallCap Equity Division(359)

  Accumulation unit value:
    Beginning of period                       $18.63           $18.55           $15.93           $13.19             N/A
    End of period                             $21.92           $18.63           $18.55           $15.93             N/A
  Accumulation units outstanding
  at the end of period                        17,423           17,819           17,793            7,192             N/A

JNL/FMR Balanced Division(307)

  Accumulation unit value:
    Beginning of period                       $10.67            $9.89            $9.23            $8.25             N/A
    End of period                             $11.58           $10.67            $9.89            $9.23             N/A
  Accumulation units outstanding
  at the end of period                        36,466           36,602           35,210            6,603             N/A

JNL/FMR MidCap Equity Division(386)

  Accumulation unit value:
    Beginning of period                       $20.53           $19.73           $17.07           $14.84             N/A
    End of period                             $22.53           $20.53           $19.73           $17.07             N/A
  Accumulation units outstanding
  at the end of period                         6,264            5,178            3,823            1,005             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,239             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(847)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.43             N/A              N/A              N/A
    End of period                             $12.55           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,915            5,109             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(827)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.15             N/A              N/A              N/A
    End of period                             $12.74           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,695            4,188             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,845             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(336)

  Accumulation unit value:
    Beginning of period                       $13.73           $12.66           $11.11            $9.15             N/A
    End of period                             $16.49           $13.73           $12.66           $11.11             N/A
  Accumulation units outstanding
  at the end of period                        17,213           17,006           12,809            6,152             N/A

JNL/JPMorgan International Value
Division(420)

  Accumulation unit value:
    Beginning of period                       $11.63           $10.01            $8.34            $7.14             N/A
    End of period                             $15.04           $11.63           $10.01            $8.34             N/A
  Accumulation units outstanding
  at the end of period                        114,383          110,049          125,519           6,869             N/A

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,364             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(302)

  Accumulation unit value:
    Beginning of period                       $17.58           $16.49           $13.49           $10.46             N/A
    End of period                             $19.73           $17.58           $16.49           $13.49             N/A
  Accumulation units outstanding
  at the end of period                        56,521           59,026           54,788            9,405             N/A

JNL/Lazard Small Cap Value Division(293)

  Accumulation unit value:
    Beginning of period                       $14.35           $14.00           $12.38            $8.82             N/A
    End of period                             $16.42           $14.35           $14.00           $12.38             N/A
  Accumulation units outstanding
  at the end of period                        39,202           55,410           54,544            5,228             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(293)

  Accumulation unit value:
    Beginning of period                       $11.02           $11.59            $9.70            $7.12             N/A
    End of period                             $12.12           $11.02           $11.59            $9.70             N/A
  Accumulation units outstanding
  at the end of period                        455,994          485,702          371,020          86,154             N/A

JNL/MCM Bond Index Division(356)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.90           $10.74           $10.93             N/A
    End of period                             $11.05           $10.88           $10.90           $10.74             N/A
  Accumulation units outstanding
  at the end of period                        106,847          111,471          82,028           16,272             N/A

JNL/MCM Communications Sector
Division(513)

  Accumulation unit value:
    Beginning of period                        $4.36            $4.41            $4.14             N/A              N/A
    End of period                              $5.81            $4.36            $4.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,670            3,247            6,922             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(513)

  Accumulation unit value:
    Beginning of period                       $10.07           $10.53            $9.92             N/A              N/A
    End of period                             $11.19           $10.07           $10.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,354            2,985            2,288             N/A              N/A

JNL/MCM Dow 10 Division(293)

  Accumulation unit value:
    Beginning of period                        $8.59            $9.29            $9.22            $7.02             N/A
    End of period                             $10.90            $8.59            $9.29            $9.22             N/A
  Accumulation units outstanding
  at the end of period                        519,722          561,474          416,193          86,351             N/A

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                       $10.08             N/A              N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,188             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(302)

  Accumulation unit value:
    Beginning of period                        $8.19            $8.02            $7.35            $5.81             N/A
    End of period                              $9.37            $8.19            $8.02            $7.35             N/A
  Accumulation units outstanding
  at the end of period                        35,671           36,994           36,280            6,737             N/A

JNL/MCM Financial Sector Division(513)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.73           $11.01             N/A              N/A
    End of period                             $14.18           $12.20           $11.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,660            8,281           11,500             N/A              N/A

JNL/MCM Global 15 Division(369)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.41            $9.09            $7.87             N/A
    End of period                             $16.91           $12.32           $11.41            $9.09             N/A
  Accumulation units outstanding
  at the end of period                        485,985          531,134          363,072          83,825             N/A

JNL/MCM Healthcare Sector Division(507)

  Accumulation unit value:
    Beginning of period                       $10.99           $10.43           $10.69             N/A              N/A
    End of period                             $11.45           $10.99           $10.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,855           19,417           29,914             N/A              N/A

JNL/MCM International Index Division(369)

  Accumulation unit value:
    Beginning of period                       $14.84           $13.37           $11.42            $9.36             N/A
    End of period                             $18.26           $14.84           $13.37           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        115,926          125,351          88,817           22,997             N/A

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.89            $9.76             N/A              N/A
    End of period                             $13.75           $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        346,936          244,283          17,438             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          197              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.82           $10.12             N/A              N/A
    End of period                             $10.77           $10.49           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,931           44,303             530              N/A              N/A

JNL/MCM Oil & Gas Sector Division(513)

  Accumulation unit value:
    Beginning of period                       $22.56           $16.83           $13.32             N/A              N/A
    End of period                             $26.70           $22.56           $16.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,218           31,817           15,094             N/A              N/A

JNL/MCM S&P 10 Division(293)

  Accumulation unit value:
    Beginning of period                       $12.97            $9.64            $8.36            $7.02             N/A
    End of period                             $13.30           $12.97            $9.64            $8.36             N/A
  Accumulation units outstanding
  at the end of period                        437,611          496,136          414,523          104,748            N/A

JNL/MCM S&P 24 Division(1090)

  Accumulation unit value:
    Beginning of period                        $9.30             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(356)

  Accumulation unit value:
    Beginning of period                       $13.84           $12.62           $11.12            $9.33             N/A
    End of period                             $14.88           $13.84           $12.62           $11.12             N/A
  Accumulation units outstanding
  at the end of period                        130,531          130,728          97,550           14,695             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(356)

  Accumulation unit value:
    Beginning of period                       $10.55           $10.31            $9.56            $8.43             N/A
    End of period                             $11.89           $10.55           $10.31            $9.56             N/A
  Accumulation units outstanding
  at the end of period                        252,010          256,804          207,347          32,670             N/A

JNL/MCM Select Small-Cap Division(369)

  Accumulation unit value:
    Beginning of period                       $19.05           $17.85           $16.18           $13.57             N/A
    End of period                             $20.43           $19.05           $17.85           $16.18             N/A
  Accumulation units outstanding
  at the end of period                        267,171          286,042          211,391          49,151             N/A

JNL/MCM Small Cap Index Division(293)

  Accumulation unit value:
    Beginning of period                       $13.21           $12.93           $11.24            $7.70             N/A
    End of period                             $15.20           $13.21           $12.93           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        125,863          128,223          95,771           19,723             N/A

JNL/MCM Technology Sector Division(513)

  Accumulation unit value:
    Beginning of period                        $5.56            $5.54            $5.79             N/A              N/A
    End of period                              $5.96            $5.56            $5.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,373           18,780           40,708             N/A              N/A

JNL/MCM Value Line 25 Division(685)

  Accumulation unit value:
    Beginning of period                       $15.52           $11.41            $9.62             N/A              N/A
    End of period                             $15.00           $15.52           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        172,681          160,443           9,824             N/A              N/A

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                       $11.90           $11.06            $9.77             N/A              N/A
    End of period                             $13.08           $11.90           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        155,323          137,923           5,695             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(349)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.07            $9.58            $7.86             N/A
    End of period                             $14.14           $12.34           $11.07            $9.58             N/A
  Accumulation units outstanding
  at the end of period                        65,515           61,553           67,111           22,050             N/A

JNL/Oppenheimer Growth Division(336)

  Accumulation unit value:
    Beginning of period                        $8.57            $8.01            $7.85            $7.28             N/A
    End of period                              $8.81            $8.57            $8.01            $7.85             N/A
  Accumulation units outstanding
  at the end of period                        19,590           17,662           17,496            8,419             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(302)

  Accumulation unit value:
    Beginning of period                       $13.39           $13.36           $13.06           $12.89             N/A
    End of period                             $13.58           $13.39           $13.36           $13.06             N/A
  Accumulation units outstanding
  at the end of period                        130,534          115,995          99,545           22,170             N/A

JNL/PPM America High Yield Bond
Division(408)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.66           $13.91             N/A
    End of period                               N/A              N/A            $15.08           $14.66             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             14,253             N/A

JNL/Putnam Equity Division(293)

  Accumulation unit value:
    Beginning of period                       $20.21           $18.97           $17.13           $13.77             N/A
    End of period                             $22.52           $20.21           $18.97           $17.13             N/A
  Accumulation units outstanding
  at the end of period                         1,550            1,563            2,589            1,840             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(385)

  Accumulation unit value:
    Beginning of period                        $8.08            $7.35            $6.33            $5.50             N/A
    End of period                              $8.37            $8.08            $7.35            $6.33             N/A
  Accumulation units outstanding
  at the end of period                        18,281           20,016           15,777            6,900             N/A

JNL/Putnam Value Equity Division(386)

  Accumulation unit value:
    Beginning of period                       $19.14           $18.62           $17.32           $15.45             N/A
    End of period                             $21.20           $19.14           $18.62           $17.32             N/A
  Accumulation units outstanding
  at the end of period                        10,020           10,400           11,612            5,205             N/A

JNL/S&P Core Index 100 Division(293)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.16            $8.51             N/A
    End of period                               N/A              N/A            $10.30           $10.16             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             17,552             N/A

JNL/S&P Core Index 50 Division(493)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.07             N/A              N/A
    End of period                               N/A              N/A            $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(471)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.02            $9.63             N/A
    End of period                               N/A              N/A            $10.19           $10.02             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             45,444             N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(302)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.13            $7.82             N/A
    End of period                               N/A              N/A            $10.31           $10.13             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             27,925             N/A

JNL/S&P Equity Growth Division I(293)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.91            $7.81             N/A
    End of period                               N/A              N/A            $10.05            $9.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             45,537             N/A

JNL/S&P Managed Aggressive Growth
Division(405)

  Accumulation unit value:
    Beginning of period                       $12.90           $12.14           $11.00           $10.30             N/A
    End of period                             $14.60           $12.90           $12.14           $11.00             N/A
  Accumulation units outstanding
  at the end of period                        286,781          347,603          391,537          54,331             N/A

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.30            $9.96             N/A              N/A
    End of period                             $11.07           $10.47           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,330            3,161            2,808             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(307)

  Accumulation unit value:
    Beginning of period                       $13.01           $12.36           $11.32            $9.36             N/A
    End of period                             $14.55           $13.01           $12.36           $11.32             N/A
  Accumulation units outstanding
  at the end of period                        642,851          719,624          712,536          152,494            N/A

JNL/S&P Managed Moderate Division(676)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.49           $10.00             N/A              N/A
    End of period                             $11.67           $10.79           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        52,380           41,446           16,012             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(365)

  Accumulation unit value:
    Beginning of period                       $12.60           $12.08           $11.25           $10.58             N/A
    End of period                             $13.84           $12.60           $12.08           $11.25             N/A
  Accumulation units outstanding
  at the end of period                        382,060          414,294          345,178          102,216            N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(318)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.61            $8.53             N/A
    End of period                               N/A              N/A            $10.81           $10.61             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              4,078             N/A

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                       $22.32           $21.63           $19.91           $18.18             N/A
    End of period                             $24.85           $22.32           $21.63           $19.91             N/A
  Accumulation units outstanding
  at the end of period                        45,000           48,049           45,812           11,375             N/A

JNL/Select Global Growth Division(644)

  Accumulation unit value:
    Beginning of period                       $21.77           $21.80           $18.49             N/A              N/A
    End of period                             $24.16           $21.77           $21.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,779            2,517             996              N/A              N/A

JNL/Select Large Cap Growth Division(336)

  Accumulation unit value:
    Beginning of period                       $25.15           $24.53           $22.42           $19.04             N/A
    End of period                             $25.78           $25.15           $24.53           $22.42             N/A
  Accumulation units outstanding
  at the end of period                         6,278            7,530           43,449            7,903             N/A

JNL/Select Money Market Division(420)

  Accumulation unit value:
    Beginning of period                       $11.56           $11.49           $11.64           $11.69             N/A
    End of period                             $11.84           $11.56           $11.49           $11.64             N/A
  Accumulation units outstanding
  at the end of period                        55,261           62,979           44,722            7,714             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(386)

  Accumulation unit value:
    Beginning of period                       $17.17           $16.21           $14.41           $12.41             N/A
    End of period                             $20.35           $17.17           $16.21           $14.41             N/A
  Accumulation units outstanding
  at the end of period                        36,283           37,106           29,589            3,925             N/A

JNL/T.Rowe Price Established Growth
Division(293)

  Accumulation unit value:
    Beginning of period                       $25.18           $24.22           $22.50           $18.10             N/A
    End of period                             $28.05           $25.18           $24.22           $22.50             N/A
  Accumulation units outstanding
  at the end of period                        28,131           31,215           21,832            8,622             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(293)

  Accumulation unit value:
    Beginning of period                       $35.15           $31.44           $27.19           $20.19             N/A
    End of period                             $36.78           $35.15           $31.44           $27.19             N/A
  Accumulation units outstanding
  at the end of period                        41,066           34,099           41,129           12,471             N/A

JNL/T.Rowe Price Value Division(414)

  Accumulation unit value:
    Beginning of period                       $13.34           $12.82           $11.36           $10.37             N/A
    End of period                             $15.68           $13.34           $12.82           $11.36             N/A
  Accumulation units outstanding
  at the end of period                        95,462           104,348          151,803          20,592             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.47           $12.51           $12.18             N/A              N/A
    End of period                             $13.50           $12.47           $12.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        73,643           67,788           75,211             N/A              N/A

JNL/Western Asset Strategic Bond
Division(385)

  Accumulation unit value:
    Beginning of period                       $17.59           $17.50           $16.71           $15.90             N/A
    End of period                             $18.04           $17.59           $17.50           $16.71             N/A
  Accumulation units outstanding
  at the end of period                        48,860           49,671           40,551            8,828             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(394)

  Accumulation unit value:
    Beginning of period                       $14.68           $14.64           $14.39           $14.12             N/A
    End of period                             $14.85           $14.68           $14.64           $14.39             N/A
  Accumulation units outstanding
  at the end of period                        47,972           44,751           37,681           13,262             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.055%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(1177)

  Accumulation unit value:
    Beginning of period                       $11.85             N/A              N/A              N/A              N/A
    End of period                             $12.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1177)

  Accumulation unit value:
    Beginning of period                       $12.21             N/A              N/A              N/A              N/A
    End of period                             $12.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(1177)

  Accumulation unit value:
    Beginning of period                       $15.56             N/A              N/A              N/A              N/A
    End of period                             $16.48             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(1177)

  Accumulation unit value:
    Beginning of period                       $15.61             N/A              N/A              N/A              N/A
    End of period                             $16.42             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(816)

  Accumulation unit value:
    Beginning of period                       $11.02           $10.74             N/A              N/A              N/A
    End of period                             $12.11           $11.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          673              673              N/A              N/A              N/A

JNL/MCM Bond Index Division(816)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.88             N/A              N/A              N/A
    End of period                             $11.04           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          553              553              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(816)

  Accumulation unit value:
    Beginning of period                        $8.58            $8.68             N/A              N/A              N/A
    End of period                             $10.89            $8.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          833              833              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(816)

  Accumulation unit value:
    Beginning of period                       $12.30           $10.97             N/A              N/A              N/A
    End of period                             $16.89           $12.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          659              659              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(816)

  Accumulation unit value:
    Beginning of period                       $12.96           $10.08             N/A              N/A              N/A
    End of period                             $13.29           $12.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          717              717              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(816)

  Accumulation unit value:
    Beginning of period                       $19.01           $16.10             N/A              N/A              N/A
    End of period                             $20.39           $19.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          449              449              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(1177)

  Accumulation unit value:
    Beginning of period                       $26.65             N/A              N/A              N/A              N/A
    End of period                             $28.03             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(816)

  Accumulation unit value:
    Beginning of period                       $12.46           $12.13             N/A              N/A              N/A
    End of period                             $13.49           $12.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          496              496              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(816)

  Accumulation unit value:
    Beginning of period                       $17.58           $17.39             N/A              N/A              N/A
    End of period                             $18.03           $17.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          346              346              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(816)

  Accumulation unit value:
    Beginning of period                       $14.67           $14.68             N/A              N/A              N/A
    End of period                             $14.84           $14.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          410              410              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.06%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(284)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.95           $10.17            $7.59             N/A
    End of period                             $12.16           $11.51           $10.95           $10.17             N/A
  Accumulation units outstanding
  at the end of period                        200,926          168,484          130,999          54,757             N/A

JNL/AIM Premier Equity II Division(302)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.37            $7.59             N/A
    End of period                               N/A              N/A             $9.14            $9.37             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,683             N/A

JNL/AIM Real Estate Division(826)

  Accumulation unit value:
    Beginning of period                       $11.54           $10.20             N/A              N/A              N/A
    End of period                             $15.42           $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        266,532          51,364             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(281)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.68           $11.16            $7.61             N/A
    End of period                             $13.92           $12.41           $11.68           $11.16             N/A
  Accumulation units outstanding
  at the end of period                        106,653          91,390           76,706           42,639             N/A

JNL/Alger Growth Division(283)

  Accumulation unit value:
    Beginning of period                       $18.07           $16.42           $15.96           $11.57             N/A
    End of period                             $18.58           $18.07           $16.42           $15.96             N/A
  Accumulation units outstanding
  at the end of period                        56,310           32,152           35,957           33,877             N/A

JNL/Alliance Capital Growth Division(293)

  Accumulation unit value:
    Beginning of period                         N/A             $9.49            $9.12            $7.77             N/A
    End of period                               N/A             $8.61            $9.49            $9.12             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              9,146            3,794             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(289)

  Accumulation unit value:
    Beginning of period                       $16.48           $16.27           $15.62           $12.51             N/A
    End of period                             $18.14           $16.48           $16.27           $15.62             N/A
  Accumulation units outstanding
  at the end of period                        64,016           68,142           63,923           43,919             N/A

JNL/Eagle SmallCap Equity Division(281)

  Accumulation unit value:
    Beginning of period                       $18.61           $18.53           $15.92           $10.29             N/A
    End of period                             $21.89           $18.61           $18.53           $15.92             N/A
  Accumulation units outstanding
  at the end of period                        71,629           56,014           66,339           30,757             N/A

JNL/FMR Balanced Division(279)

  Accumulation unit value:
    Beginning of period                       $10.66            $9.89            $9.22            $8.10             N/A
    End of period                             $11.57           $10.66            $9.89            $9.22             N/A
  Accumulation units outstanding
  at the end of period                        200,155          133,924          109,669          155,620            N/A

JNL/FMR MidCap Equity Division(387)

  Accumulation unit value:
    Beginning of period                       $20.50           $19.71           $17.06           $14.95             N/A
    End of period                             $22.51           $20.50           $19.71           $17.06             N/A
  Accumulation units outstanding
  at the end of period                        14,615            5,461            2,288            2,117             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1067)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        92,165             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(852)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.61             N/A              N/A              N/A
    End of period                             $12.55           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        99,906           32,749             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(827)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.15             N/A              N/A              N/A
    End of period                             $12.74           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        118,636          41,446             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1084)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        78,377             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(289)

  Accumulation unit value:
    Beginning of period                       $13.72           $12.65           $11.10            $8.14             N/A
    End of period                             $16.47           $13.72           $12.65           $11.10             N/A
  Accumulation units outstanding
  at the end of period                        111,795          54,355           50,017           19,015             N/A

JNL/JPMorgan International Value
Division(293)

  Accumulation unit value:
    Beginning of period                       $11.62           $10.00            $8.33            $5.78             N/A
    End of period                             $15.02           $11.62           $10.00            $8.33             N/A
  Accumulation units outstanding
  at the end of period                        400,154          209,981          155,420          30,027             N/A

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,539             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(279)

  Accumulation unit value:
    Beginning of period                       $17.57           $16.48           $13.49           $10.19             N/A
    End of period                             $19.72           $17.57           $16.48           $13.49             N/A
  Accumulation units outstanding
  at the end of period                        175,395          142,334          113,701          56,467             N/A

JNL/Lazard Small Cap Value Division(283)

  Accumulation unit value:
    Beginning of period                       $14.34           $13.99           $12.38            $8.51             N/A
    End of period                             $16.41           $14.34           $13.99           $12.38             N/A
  Accumulation units outstanding
  at the end of period                        173,198          150,375          132,313          43,596             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(268)

  Accumulation unit value:
    Beginning of period                       $11.01           $11.58            $9.70            $6.75             N/A
    End of period                             $12.11           $11.01           $11.58            $9.70             N/A
  Accumulation units outstanding
  at the end of period                       1,287,778        1,078,363         981,180          397,436            N/A

JNL/MCM Bond Index Division(269)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.90           $10.74           $10.66             N/A
    End of period                             $11.04           $10.87           $10.90           $10.74             N/A
  Accumulation units outstanding
  at the end of period                        459,909          405,337          317,614          131,891            N/A

JNL/MCM Communications Sector
Division(485)

  Accumulation unit value:
    Beginning of period                        $4.36            $4.40            $3.82            $3.80             N/A
    End of period                              $5.81            $4.36            $4.40            $3.82             N/A
  Accumulation units outstanding
  at the end of period                        167,303          78,120           140,210            137              N/A

JNL/MCM Consumer Brands Sector
Division(485)

  Accumulation unit value:
    Beginning of period                       $10.07           $10.53            $9.76            $9.75             N/A
    End of period                             $11.19           $10.07           $10.53            $9.76             N/A
  Accumulation units outstanding
  at the end of period                        24,573           17,435           24,810             27               N/A

JNL/MCM Dow 10 Division(268)

  Accumulation unit value:
    Beginning of period                        $8.58            $9.29            $9.22            $6.65             N/A
    End of period                             $10.89            $8.58            $9.29            $9.22             N/A
  Accumulation units outstanding
  at the end of period                       1,793,751        1,434,323        1,217,080         534,837            N/A

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        547,376            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(279)

  Accumulation unit value:
    Beginning of period                        $8.19            $8.02            $7.36            $5.52             N/A
    End of period                              $9.38            $8.19            $8.02            $7.36             N/A
  Accumulation units outstanding
  at the end of period                        63,149           43,606           66,907           39,384             N/A

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $12.19           $11.73           $10.55           $10.34             N/A
    End of period                             $14.17           $12.19           $11.73           $10.55             N/A
  Accumulation units outstanding
  at the end of period                        59,617           41,412           58,020             757              N/A

JNL/MCM Global 15 Division(268)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.40            $9.08            $6.33             N/A
    End of period                             $16.88           $12.30           $11.40            $9.08             N/A
  Accumulation units outstanding
  at the end of period                       1,576,771        1,172,609         936,408          368,577            N/A

JNL/MCM Healthcare Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $10.99           $10.42           $10.28           $10.09             N/A
    End of period                             $11.44           $10.99           $10.42           $10.28             N/A
  Accumulation units outstanding
  at the end of period                        130,834          132,685          119,368            929              N/A

JNL/MCM International Index Division(269)

  Accumulation unit value:
    Beginning of period                       $14.80           $13.34           $11.39            $8.04             N/A
    End of period                             $18.21           $14.80           $13.34           $11.39             N/A
  Accumulation units outstanding
  at the end of period                        580,285          442,236          330,036          122,165            N/A

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.89            $9.92             N/A              N/A
    End of period                             $13.74           $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                       5,445,920        1,925,381         137,804            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        163,645            N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(695)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.82           $10.21             N/A              N/A
    End of period                             $10.76           $10.49           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        181,574          80,121           13,570             N/A              N/A

JNL/MCM Oil & Gas Sector Division(485)

  Accumulation unit value:
    Beginning of period                       $22.55           $16.82           $12.88           $12.95             N/A
    End of period                             $26.68           $22.55           $16.82           $12.88             N/A
  Accumulation units outstanding
  at the end of period                        247,634          196,459          87,442             40               N/A

JNL/MCM S&P 10 Division(268)

  Accumulation unit value:
    Beginning of period                       $12.96            $9.64            $8.36            $6.65             N/A
    End of period                             $13.29           $12.96            $9.64            $8.36             N/A
  Accumulation units outstanding
  at the end of period                       1,460,498        1,245,593        1,063,204         534,919            N/A

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                        $9.58             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,104             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(269)

  Accumulation unit value:
    Beginning of period                       $13.84           $12.61           $11.12            $7.81             N/A
    End of period                             $14.87           $13.84           $12.61           $11.12             N/A
  Accumulation units outstanding
  at the end of period                        555,150          502,534          427,257          194,555            N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(269)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.31            $9.56            $7.25             N/A
    End of period                             $11.88           $10.54           $10.31            $9.56             N/A
  Accumulation units outstanding
  at the end of period                       1,151,624         947,921          761,797          372,550            N/A

JNL/MCM Select Small-Cap Division(268)

  Accumulation unit value:
    Beginning of period                       $19.01           $17.82           $16.15           $10.20             N/A
    End of period                             $20.39           $19.01           $17.82           $16.15             N/A
  Accumulation units outstanding
  at the end of period                        776,426          649,310          533,237          229,487            N/A

JNL/MCM Small Cap Index Division(269)

  Accumulation unit value:
    Beginning of period                       $13.20           $12.93           $11.24            $7.35             N/A
    End of period                             $15.19           $13.20           $12.93           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        522,968          472,981          404,112          194,768            N/A

JNL/MCM Technology Sector Division(485)

  Accumulation unit value:
    Beginning of period                        $5.56            $5.54            $5.59            $5.60             N/A
    End of period                              $5.95            $5.56            $5.54            $5.59             N/A
  Accumulation units outstanding
  at the end of period                        128,202          161,138          164,408            139              N/A

JNL/MCM Value Line 25 Division(677)

  Accumulation unit value:
    Beginning of period                       $15.52           $11.41           $10.02             N/A              N/A
    End of period                             $14.99           $15.52           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,502,397         620,859          82,118             N/A              N/A

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                       $11.90           $11.06            $9.95             N/A              N/A
    End of period                             $13.07           $11.90           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        470,122          306,292          135,001            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(283)

  Accumulation unit value:
    Beginning of period                       $12.33           $11.07            $9.58            $6.32             N/A
    End of period                             $14.13           $12.33           $11.07            $9.58             N/A
  Accumulation units outstanding
  at the end of period                        226,588          143,244          129,803          60,866             N/A

JNL/Oppenheimer Growth Division(289)

  Accumulation unit value:
    Beginning of period                        $8.56            $8.01            $7.84            $6.90             N/A
    End of period                              $8.80            $8.56            $8.01            $7.84             N/A
  Accumulation units outstanding
  at the end of period                        44,746           40,312           34,780           13,223             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(281)

  Accumulation unit value:
    Beginning of period                       $13.38           $13.35           $13.05           $12.96             N/A
    End of period                             $13.57           $13.38           $13.35           $13.05             N/A
  Accumulation units outstanding
  at the end of period                        664,358          476,340          297,656          150,453            N/A

JNL/PPM America High Yield Bond
Division(289)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.64           $12.99             N/A
    End of period                               N/A              N/A            $15.07           $14.64             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             75,494             N/A

JNL/Putnam Equity Division(350)

  Accumulation unit value:
    Beginning of period                       $20.19           $18.95           $17.11           $15.56             N/A
    End of period                             $22.50           $20.19           $18.95           $17.11             N/A
  Accumulation units outstanding
  at the end of period                         7,894            2,662            4,478            3,951             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(279)

  Accumulation unit value:
    Beginning of period                        $8.07            $7.35            $6.32            $4.65             N/A
    End of period                              $8.36            $8.07            $7.35            $6.32             N/A
  Accumulation units outstanding
  at the end of period                        64,735           41,390           45,666           27,830             N/A

JNL/Putnam Value Equity Division(283)

  Accumulation unit value:
    Beginning of period                       $19.12           $18.61           $17.30           $13.18             N/A
    End of period                             $21.17           $19.12           $18.61           $17.30             N/A
  Accumulation units outstanding
  at the end of period                        62,478           54,898           52,838           32,436             N/A

JNL/S&P Core Index 100 Division(320)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.15            $8.71             N/A
    End of period                               N/A              N/A            $10.29           $10.15             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             42,579             N/A

JNL/S&P Core Index 50 Division(392)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.86            $8.83             N/A
    End of period                               N/A              N/A            $10.01            $9.86             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             14,006             N/A

JNL/S&P Core Index 75 Division(359)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.02            $8.86             N/A
    End of period                               N/A              N/A            $10.19           $10.02             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             19,738             N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(268)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.13            $7.33             N/A
    End of period                               N/A              N/A            $10.30           $10.13             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             70,918             N/A

JNL/S&P Equity Growth Division I(289)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.90            $7.53             N/A
    End of period                               N/A              N/A            $10.04            $9.90             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             111,824            N/A

JNL/S&P Managed Aggressive Growth
Division(278)

  Accumulation unit value:
    Beginning of period                       $12.89           $12.13           $10.99            $8.50             N/A
    End of period                             $14.59           $12.89           $12.13           $10.99             N/A
  Accumulation units outstanding
  at the end of period                       1,017,390         962,023         1,004,055         142,161            N/A

JNL/S&P Managed Conservative Division(682)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.32            $9.97             N/A              N/A
    End of period                             $11.07           $10.48           $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        190,653          100,101          37,823             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(277)

  Accumulation unit value:
    Beginning of period                       $13.00           $12.35           $11.32            $9.16             N/A
    End of period                             $14.54           $13.00           $12.35           $11.32             N/A
  Accumulation units outstanding
  at the end of period                       1,434,937        1,325,309        1,315,143         550,709            N/A

JNL/S&P Managed Moderate Division(686)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.49            $9.87             N/A              N/A
    End of period                             $11.67           $10.79           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        351,018          163,757          82,507             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(275)

  Accumulation unit value:
    Beginning of period                       $12.57           $12.06           $11.23            $9.48             N/A
    End of period                             $13.81           $12.57           $12.06           $11.23             N/A
  Accumulation units outstanding
  at the end of period                       1,255,000         998,332          681,397          257,024            N/A

JNL/S&P Retirement 2015 Division(1098)

  Accumulation unit value:
    Beginning of period                        $9.72             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,719             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division(1155)

  Accumulation unit value:
    Beginning of period                       $10.25             N/A              N/A              N/A              N/A
    End of period                             $10.98             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          244              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1056)

  Accumulation unit value:
    Beginning of period                       $10.05             N/A              N/A              N/A              N/A
    End of period                             $10.53             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,161             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(393)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.60            $9.58             N/A
    End of period                               N/A              N/A            $10.80           $10.60             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             85,150             N/A

JNL/Select Balanced Division(284)

  Accumulation unit value:
    Beginning of period                       $22.29           $21.61           $19.89           $15.77             N/A
    End of period                             $24.82           $22.29           $21.61           $19.89             N/A
  Accumulation units outstanding
  at the end of period                        223,509          198,248          203,410          75,488             N/A

JNL/Select Global Growth Division(657)

  Accumulation unit value:
    Beginning of period                       $21.74           $21.78           $19.05             N/A              N/A
    End of period                             $24.14           $21.74           $21.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,383            1,154            2,445             N/A              N/A

JNL/Select Large Cap Growth Division(306)

  Accumulation unit value:
    Beginning of period                       $25.13           $24.50           $22.40           $17.10             N/A
    End of period                             $25.75           $25.13           $24.50           $22.40             N/A
  Accumulation units outstanding
  at the end of period                        32,757           12,865           14,886           16,812             N/A

JNL/Select Money Market Division(274)

  Accumulation unit value:
    Beginning of period                       $11.55           $11.48           $11.63           $11.79             N/A
    End of period                             $11.83           $11.55           $11.48           $11.63             N/A
  Accumulation units outstanding
  at the end of period                        613,718          594,960          140,976          101,889            N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(293)

  Accumulation unit value:
    Beginning of period                       $17.17           $16.20           $14.41           $10.80             N/A
    End of period                             $20.34           $17.17           $16.20           $14.41             N/A
  Accumulation units outstanding
  at the end of period                        226,965          80,741           83,044           20,479             N/A

JNL/T.Rowe Price Established Growth
Division(289)

  Accumulation unit value:
    Beginning of period                       $25.15           $24.20           $22.48           $17.35             N/A
    End of period                             $28.01           $25.15           $24.20           $22.48             N/A
  Accumulation units outstanding
  at the end of period                        150,387          120,219          100,210          26,084             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(283)

  Accumulation unit value:
    Beginning of period                       $35.11           $31.41           $27.17           $18.82             N/A
    End of period                             $36.74           $35.11           $31.41           $27.17             N/A
  Accumulation units outstanding
  at the end of period                        120,197          94,663           64,393           32,109             N/A

JNL/T.Rowe Price Value Division(282)

  Accumulation unit value:
    Beginning of period                       $13.33           $12.82           $11.36            $8.06             N/A
    End of period                             $15.67           $13.33           $12.82           $11.36             N/A
  Accumulation units outstanding
  at the end of period                        302,938          215,294          252,047          93,957             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.46           $12.51           $12.17             N/A              N/A
    End of period                             $13.49           $12.46           $12.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        475,958          357,326          680,730            N/A              N/A

JNL/Western Asset Strategic Bond
Division(289)

  Accumulation unit value:
    Beginning of period                       $17.57           $17.48           $16.69           $15.41             N/A
    End of period                             $18.02           $17.57           $17.48           $16.69             N/A
  Accumulation units outstanding
  at the end of period                        162,765          115,421          84,017           26,557             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(279)

  Accumulation unit value:
    Beginning of period                       $14.66           $14.62           $14.37           $14.68             N/A
    End of period                             $14.83           $14.66           $14.62           $14.37             N/A
  Accumulation units outstanding
  at the end of period                        114,221          102,547          68,559           48,232             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.07%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.95           $10.17             N/A              N/A
    End of period                             $12.15           $11.50           $10.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,747            2,832             552              N/A              N/A

JNL/AIM Premier Equity II Division(285)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.30            $6.98             N/A
    End of period                               N/A              N/A             $9.08            $9.30             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               620              N/A

JNL/AIM Real Estate Division(952)

  Accumulation unit value:
    Beginning of period                       $11.54           $11.13             N/A              N/A              N/A
    End of period                             $15.42           $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,646             473              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(285)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.68           $11.16            $7.40             N/A
    End of period                             $13.91           $12.40           $11.68           $11.16             N/A
  Accumulation units outstanding
  at the end of period                          242              272              292              292              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(854)

  Accumulation unit value:
    Beginning of period                       $18.59           $17.93             N/A              N/A              N/A
    End of period                             $21.87           $18.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          622              685              N/A              N/A              N/A

JNL/FMR Balanced Division(351)

  Accumulation unit value:
    Beginning of period                       $10.66            $9.88            $9.22            $8.88             N/A
    End of period                             $11.56           $10.66            $9.88            $9.22             N/A
  Accumulation units outstanding
  at the end of period                        23,366           24,090            1,136            1,207             N/A

JNL/FMR MidCap Equity Division(713)

  Accumulation unit value:
    Beginning of period                       $20.48           $19.69           $19.02             N/A              N/A
    End of period                             $22.48           $20.48           $19.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          545              545              545              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(952)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.77             N/A              N/A              N/A
    End of period                             $12.54           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          476              476              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(974)

  Accumulation unit value:
    Beginning of period                       $11.23           $11.35             N/A              N/A              N/A
    End of period                             $12.74           $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(854)

  Accumulation unit value:
    Beginning of period                       $13.70           $12.33             N/A              N/A              N/A
    End of period                             $16.45           $13.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,456            2,304             N/A              N/A              N/A

JNL/JPMorgan International Value
Division(974)

  Accumulation unit value:
    Beginning of period                       $11.61           $11.61             N/A              N/A              N/A
    End of period                             $15.01           $11.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          872               -               N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(910)

  Accumulation unit value:
    Beginning of period                       $17.55           $17.42             N/A              N/A              N/A
    End of period                             $19.70           $17.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          954              866              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(713)

  Accumulation unit value:
    Beginning of period                       $14.33           $13.98           $13.66             N/A              N/A
    End of period                             $16.39           $14.33           $13.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,043             780              756              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(398)

  Accumulation unit value:
    Beginning of period                       $11.01           $11.58            $9.70            $8.25             N/A
    End of period                             $12.10           $11.01           $11.58            $9.70             N/A
  Accumulation units outstanding
  at the end of period                        30,051           24,146            8,223            1,178             N/A

JNL/MCM Bond Index Division(717)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.90           $10.81             N/A              N/A
    End of period                             $11.04           $10.87           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,570           11,476           10,850             N/A              N/A

JNL/MCM Communications Sector
Division(854)

  Accumulation unit value:
    Beginning of period                        $4.35            $4.29             N/A              N/A              N/A
    End of period                              $5.80            $4.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,897            1,932             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(398)

  Accumulation unit value:
    Beginning of period                        $8.58            $9.28            $9.21            $8.10             N/A
    End of period                             $10.89            $8.58            $9.28            $9.21             N/A
  Accumulation units outstanding
  at the end of period                        62,031           21,589           10,286            1,197             N/A

JNL/MCM Dow Dividend Division(1139)

  Accumulation unit value:
    Beginning of period                       $11.03             N/A              N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,152             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(351)

  Accumulation unit value:
    Beginning of period                        $8.19            $8.02            $7.35            $6.67             N/A
    End of period                              $9.37            $8.19            $8.02            $7.35             N/A
  Accumulation units outstanding
  at the end of period                           -                -               504              536              N/A

JNL/MCM Financial Sector Division(854)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.41             N/A              N/A              N/A
    End of period                             $14.16           $12.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,633            1,760             N/A              N/A              N/A

JNL/MCM Global 15 Division(398)

  Accumulation unit value:
    Beginning of period                       $12.29           $11.39            $9.08            $8.42             N/A
    End of period                             $16.87           $12.29           $11.39            $9.08             N/A
  Accumulation units outstanding
  at the end of period                        28,744           20,521            8,350            1,162             N/A

JNL/MCM Healthcare Sector Division(827)

  Accumulation unit value:
    Beginning of period                       $10.98           $10.80             N/A              N/A              N/A
    End of period                             $11.43           $10.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,059            5,970             N/A              N/A              N/A

JNL/MCM International Index Division(643)

  Accumulation unit value:
    Beginning of period                       $14.80           $13.33           $11.28             N/A              N/A
    End of period                             $18.20           $14.80           $13.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,922           21,511            9,699             N/A              N/A

JNL/MCM JNL 5 Division(715)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.89           $10.54             N/A              N/A
    End of period                             $13.74           $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        126,162          129,622          20,729             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(882)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.42             N/A              N/A              N/A
    End of period                             $10.76           $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,282            1,098             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(713)

  Accumulation unit value:
    Beginning of period                       $22.53           $16.81           $17.35             N/A              N/A
    End of period                             $26.65           $22.53           $16.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,931            3,841             599              N/A              N/A

JNL/MCM S&P 10 Division(398)

  Accumulation unit value:
    Beginning of period                       $12.95            $9.63            $8.36            $7.51             N/A
    End of period                             $13.28           $12.95            $9.63            $8.36             N/A
  Accumulation units outstanding
  at the end of period                        29,092           17,556            9,994            1,290             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(717)

  Accumulation unit value:
    Beginning of period                       $13.83           $12.61           $12.24             N/A              N/A
    End of period                             $14.86           $13.83           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,670           20,222            9,540             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(717)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.31           $10.13             N/A              N/A
    End of period                             $11.88           $10.54           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,668           14,553           11,555             N/A              N/A

JNL/MCM Select Small-Cap Division(398)

  Accumulation unit value:
    Beginning of period                       $19.00           $17.81           $16.15           $14.13             N/A
    End of period                             $20.38           $19.00           $17.81           $16.15             N/A
  Accumulation units outstanding
  at the end of period                        15,294           10,852            5,506             682              N/A

JNL/MCM Small Cap Index Division(717)

  Accumulation unit value:
    Beginning of period                       $13.19           $12.92           $12.76             N/A              N/A
    End of period                             $15.18           $13.19           $12.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,711           16,749            9,278             N/A              N/A

JNL/MCM Technology Sector Division(854)

  Accumulation unit value:
    Beginning of period                        $5.55            $5.31             N/A              N/A              N/A
    End of period                              $5.95            $5.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,126            6,073             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(724)

  Accumulation unit value:
    Beginning of period                       $15.52           $11.41           $11.22             N/A              N/A
    End of period                             $14.99           $15.52           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,260            8,860             649              N/A              N/A

JNL/MCM VIP Division(752)

  Accumulation unit value:
    Beginning of period                       $11.90           $10.51             N/A              N/A              N/A
    End of period                             $13.07           $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,060           56,765             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(868)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.23             N/A              N/A              N/A
    End of period                             $14.12           $12.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,511            3,265             N/A              N/A              N/A

JNL/Oppenheimer Growth Division(285)

  Accumulation unit value:
    Beginning of period                        $8.56            $8.01            $7.84            $6.40             N/A
    End of period                              $8.80            $8.56            $8.01            $7.84             N/A
  Accumulation units outstanding
  at the end of period                         2,811            2,786             337              338              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(285)

  Accumulation unit value:
    Beginning of period                       $13.37           $13.34           $13.04           $12.96             N/A
    End of period                             $13.55           $13.37           $13.34           $13.04             N/A
  Accumulation units outstanding
  at the end of period                        10,751            8,751            3,390             603              N/A

JNL/PPM America High Yield Bond
Division(285)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.63           $12.96             N/A
    End of period                               N/A              N/A            $15.05           $14.63             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               167              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division(643)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.57             N/A              N/A
    End of period                               N/A              N/A            $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(296)

  Accumulation unit value:
    Beginning of period                       $12.88           $12.12           $10.99            $8.68             N/A
    End of period                             $14.58           $12.88           $12.12           $10.99             N/A
  Accumulation units outstanding
  at the end of period                        19,563           14,852            8,216            4,901             N/A

JNL/S&P Managed Conservative Division(909)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.46             N/A              N/A              N/A
    End of period                             $11.05           $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,358            1,459             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(296)

  Accumulation unit value:
    Beginning of period                       $12.99           $12.34           $11.31            $9.34             N/A
    End of period                             $14.52           $12.99           $12.34           $11.31             N/A
  Accumulation units outstanding
  at the end of period                        56,333           59,019           31,306           10,382             N/A

JNL/S&P Managed Moderate Division(776)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.43             N/A              N/A              N/A
    End of period                             $11.66           $10.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,868           39,145             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(296)

  Accumulation unit value:
    Beginning of period                       $12.56           $12.05           $11.23            $9.65             N/A
    End of period                             $13.80           $12.56           $12.05           $11.23             N/A
  Accumulation units outstanding
  at the end of period                        52,400           50,784           28,148           14,311             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(285)

  Accumulation unit value:
    Beginning of period                       $22.27           $21.59           $19.88           $15.63             N/A
    End of period                             $24.79           $22.27           $21.59           $19.88             N/A
  Accumulation units outstanding
  at the end of period                          576              625              276              277              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(854)

  Accumulation unit value:
    Beginning of period                       $25.10           $24.13             N/A              N/A              N/A
    End of period                             $25.72           $25.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          875              853              N/A              N/A              N/A

JNL/Select Money Market Division(303)

  Accumulation unit value:
    Beginning of period                       $11.54           $11.47           $11.62           $11.76             N/A
    End of period                             $11.81           $11.54           $11.47           $11.62             N/A
  Accumulation units outstanding
  at the end of period                         6,213            3,846              -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(974)

  Accumulation unit value:
    Beginning of period                       $17.16           $17.39             N/A              N/A              N/A
    End of period                             $20.33           $17.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(713)

  Accumulation unit value:
    Beginning of period                       $25.12           $24.17           $23.52             N/A              N/A
    End of period                             $27.98           $25.12           $24.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,231            5,086            1,327             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(285)

  Accumulation unit value:
    Beginning of period                       $35.08           $31.38           $27.14           $18.16             N/A
    End of period                             $36.69           $35.08           $31.38           $27.14             N/A
  Accumulation units outstanding
  at the end of period                         2,916            2,468             798              119              N/A

JNL/T.Rowe Price Value Division(854)

  Accumulation unit value:
    Beginning of period                       $13.32           $12.91             N/A              N/A              N/A
    End of period                             $15.66           $13.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,111            6,341             N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.45           $12.50           $12.17             N/A              N/A
    End of period                             $13.48           $12.45           $12.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,298            3,754            1,375             N/A              N/A

JNL/Western Asset Strategic Bond
Division(724)

  Accumulation unit value:
    Beginning of period                       $17.55           $17.46           $17.41             N/A              N/A
    End of period                             $18.00           $17.55           $17.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,302            4,409             837              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(854)

  Accumulation unit value:
    Beginning of period                       $14.65           $14.82             N/A              N/A              N/A
    End of period                             $14.81           $14.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,074             910              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.08%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(830)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.92             N/A              N/A              N/A
    End of period                             $11.03           $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          428              366              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(830)

  Accumulation unit value:
    Beginning of period                       $14.79           $12.73             N/A              N/A              N/A
    End of period                             $18.19           $14.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          346              313              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(830)

  Accumulation unit value:
    Beginning of period                       $13.83           $12.18             N/A              N/A              N/A
    End of period                             $14.86           $13.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          369              326              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(830)

  Accumulation unit value:
    Beginning of period                       $10.53            $9.89             N/A              N/A              N/A
    End of period                             $11.87           $10.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          455              400              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(830)

  Accumulation unit value:
    Beginning of period                       $13.19           $11.67             N/A              N/A              N/A
    End of period                             $15.18           $13.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          370              328              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.095%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $11.49           $10.94           $10.16            $7.98           $10.17
    End of period                             $12.14           $11.49           $10.94           $10.16            $7.98
  Accumulation units outstanding
  at the end of period                        13,437            5,606            9,888            4,846            5,578

JNL/AIM Premier Equity II Division(227)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.29            $7.74            $8.02
    End of period                               N/A              N/A             $9.07            $9.29            $7.74
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              7,546            5,956

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.54           $10.74             N/A              N/A              N/A
    End of period                             $15.41           $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,253            2,070             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(227)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.67           $11.15            $8.23            $8.44
    End of period                             $13.89           $12.39           $11.67           $11.15            $8.23
  Accumulation units outstanding
  at the end of period                         8,918           15,664           15,862           15,016            5,812

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $18.00           $16.37           $15.92           $12.01           $16.73
    End of period                             $18.51           $18.00           $16.37           $15.92           $12.01
  Accumulation units outstanding
  at the end of period                         2,990            3,334            5,284            8,478            2,468

JNL/Alliance Capital Growth Division(136)

  Accumulation unit value:
    Beginning of period                         N/A             $9.47            $9.10            $7.47            $9.12
    End of period                               N/A             $8.59            $9.47            $9.10            $7.47
  Accumulation units outstanding
  at the end of period                          N/A               -              2,789            9,322            5,997






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $16.43           $16.23           $15.58           $12.78           $16.16
    End of period                             $18.07           $16.43           $16.23           $15.58           $12.78
  Accumulation units outstanding
  at the end of period                         8,502            8,760            7,987            7,976            7,701

JNL/Eagle SmallCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $18.55           $18.48           $15.88           $11.59           $15.94
    End of period                             $21.82           $18.55           $18.48           $15.88           $11.59
  Accumulation units outstanding
  at the end of period                         6,449            4,903            6,535            4,993            3,042

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $10.64            $9.87            $9.21            $8.27            $9.05
    End of period                             $11.54           $10.64            $9.87            $9.21            $8.27
  Accumulation units outstanding
  at the end of period                        30,906           29,504           11,167           12,166            5,827

JNL/FMR MidCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $20.43           $19.65           $17.00           $12.80           $16.43
    End of period                             $22.42           $20.43           $19.65           $17.00           $12.80
  Accumulation units outstanding
  at the end of period                         1,456            1,134             782             1,309             583






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1156)

  Accumulation unit value:
    Beginning of period                       $10.31             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,845             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(897)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.72             N/A              N/A              N/A
    End of period                             $12.54           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,763            3,020             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1034)

  Accumulation unit value:
    Beginning of period                       $11.74             N/A              N/A              N/A              N/A
    End of period                             $12.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,849             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,181             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(227)

  Accumulation unit value:
    Beginning of period                       $13.67           $12.61           $11.07            $8.79            $9.01
    End of period                             $16.41           $13.67           $12.61           $11.07            $8.79
  Accumulation units outstanding
  at the end of period                        17,631           16,597           17,407            9,096            8,505

JNL/JPMorgan International Value
Division(227)

  Accumulation unit value:
    Beginning of period                       $11.59            $9.98            $8.32            $6.09            $6.14
    End of period                             $14.98           $11.59            $9.98            $8.32            $6.09
  Accumulation units outstanding
  at the end of period                        36,438           33,384           26,535           17,303            6,476

JNL/Lazard Emerging Markets Division(1139)

  Accumulation unit value:
    Beginning of period                        $9.20             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $17.52           $16.44           $13.46           $10.67           $13.08
    End of period                             $19.66           $17.52           $16.44           $13.46           $10.67
  Accumulation units outstanding
  at the end of period                        25,316           26,698           19,585           10,125            7,564

JNL/Lazard Small Cap Value Division(128)

  Accumulation unit value:
    Beginning of period                       $14.31           $13.96           $12.36            $9.09           $11.09
    End of period                             $16.36           $14.31           $13.96           $12.36            $9.09
  Accumulation units outstanding
  at the end of period                        24,085           27,317           29,887           10,194            7,521






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(240)

  Accumulation unit value:
    Beginning of period                       $10.99           $11.56            $9.68            $7.45            $7.48
    End of period                             $12.08           $10.99           $11.56            $9.68            $7.45
  Accumulation units outstanding
  at the end of period                        57,759           61,202           36,601           17,968             818

JNL/MCM Bond Index Division(177)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.89           $10.73           $10.64           $10.40
    End of period                             $11.02           $10.86           $10.89           $10.73           $10.64
  Accumulation units outstanding
  at the end of period                        33,939           29,718           13,757            8,620            2,296

JNL/MCM Communications Sector
Division(530)

  Accumulation unit value:
    Beginning of period                        $4.35            $4.39            $4.22             N/A              N/A
    End of period                              $5.79            $4.35            $4.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,803            5,568            5,372             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(923)

  Accumulation unit value:
    Beginning of period                       $10.04            $9.85             N/A              N/A              N/A
    End of period                             $11.15           $10.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          549              549              N/A              N/A              N/A

JNL/MCM Dow 10 Division(118)

  Accumulation unit value:
    Beginning of period                        $8.56            $9.27            $9.20            $7.47            $9.22
    End of period                             $10.87            $8.56            $9.27            $9.20            $7.47
  Accumulation units outstanding
  at the end of period                        67,327           76,537           52,829           35,044            2,848

JNL/MCM Dow Dividend Division(1049)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,670             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(118)

  Accumulation unit value:
    Beginning of period                        $8.17            $8.00            $7.35            $5.81            $7.44
    End of period                              $9.35            $8.17            $8.00            $7.35            $5.81
  Accumulation units outstanding
  at the end of period                        22,291           17,093            7,762            5,483            2,255

JNL/MCM Financial Sector Division(530)

  Accumulation unit value:
    Beginning of period                       $12.16           $11.70           $11.34             N/A              N/A
    End of period                             $14.14           $12.16           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,387            1,605            1,998             N/A              N/A

JNL/MCM Global 15 Division(240)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.37            $9.07            $6.95            $7.17
    End of period                             $16.84           $12.27           $11.37            $9.07            $6.95
  Accumulation units outstanding
  at the end of period                        54,748           62,208           31,454           18,285             854

JNL/MCM Healthcare Sector Division(530)

  Accumulation unit value:
    Beginning of period                       $10.96           $10.40           $10.78             N/A              N/A
    End of period                             $11.41           $10.96           $10.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,850            3,020            2,101             N/A              N/A

JNL/MCM International Index Division(269)

  Accumulation unit value:
    Beginning of period                       $14.78           $13.32           $11.39            $8.04             N/A
    End of period                             $18.18           $14.78           $13.32           $11.39             N/A
  Accumulation units outstanding
  at the end of period                        31,230           31,222           16,514           11,540             N/A

JNL/MCM JNL 5 Division(761)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.89             N/A              N/A              N/A
    End of period                             $13.73           $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        151,262          114,440            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1068)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(923)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.54             N/A              N/A              N/A
    End of period                             $10.75           $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,246            7,285             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(530)

  Accumulation unit value:
    Beginning of period                       $22.50           $16.79           $13.97             N/A              N/A
    End of period                             $26.61           $22.50           $16.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,928            3,539            2,178             N/A              N/A

JNL/MCM S&P 10 Division(240)

  Accumulation unit value:
    Beginning of period                       $12.93            $9.62            $8.35            $7.17            $7.30
    End of period                             $13.25           $12.93            $9.62            $8.35            $7.17
  Accumulation units outstanding
  at the end of period                        60,277           65,253           36,489           18,342             839

JNL/MCM S&P 24 Division(1068)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,414             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(118)

  Accumulation unit value:
    Beginning of period                       $13.82           $12.60           $11.11            $8.43           $10.81
    End of period                             $14.85           $13.82           $12.60           $11.11            $8.43
  Accumulation units outstanding
  at the end of period                        33,306           34,675           12,357           11,011            1,496






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.53           $10.30            $9.55            $7.64            $9.66
    End of period                             $11.86           $10.53           $10.30            $9.55            $7.64
  Accumulation units outstanding
  at the end of period                        43,599           45,226           18,667           17,495            3,387

JNL/MCM Select Small-Cap Division(240)

  Accumulation unit value:
    Beginning of period                       $18.97           $17.78           $16.13           $11.13           $11.10
    End of period                             $20.34           $18.97           $17.78           $16.13           $11.13
  Accumulation units outstanding
  at the end of period                        31,246           34,651           18,251           10,382             551

JNL/MCM Small Cap Index Division(118)

  Accumulation unit value:
    Beginning of period                       $13.18           $12.91           $11.23            $7.86           $10.53
    End of period                             $15.17           $13.18           $12.91           $11.23            $7.86
  Accumulation units outstanding
  at the end of period                        38,189           39,863           17,316           10,906            1,538

JNL/MCM Technology Sector Division(923)

  Accumulation unit value:
    Beginning of period                        $5.54            $5.46             N/A              N/A              N/A
    End of period                              $5.94            $5.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          989             1,310             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(782)

  Accumulation unit value:
    Beginning of period                       $15.51           $12.42             N/A              N/A              N/A
    End of period                             $14.98           $15.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,085           13,993             N/A              N/A              N/A

JNL/MCM VIP Division(730)

  Accumulation unit value:
    Beginning of period                       $11.89           $11.06           $10.97             N/A              N/A
    End of period                             $13.06           $11.89           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,550            4,303            3,006             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.05            $9.57            $6.95            $9.13
    End of period                             $14.10           $12.31           $11.05            $9.57            $6.95
  Accumulation units outstanding
  at the end of period                        28,679           24,246           22,287           19,629            4,327

JNL/Oppenheimer Growth Division(192)

  Accumulation unit value:
    Beginning of period                        $8.55            $8.00            $9.57            $6.79            $7.12
    End of period                              $8.78            $8.55            $8.00            $9.57            $6.79
  Accumulation units outstanding
  at the end of period                         5,048            5,333             943              947              920

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(117)

  Accumulation unit value:
    Beginning of period                       $13.35           $13.32           $13.02           $12.69           $12.08
    End of period                             $13.52           $13.35           $13.32           $13.02           $12.69
  Accumulation units outstanding
  at the end of period                        94,518           86,639           72,830           47,633           22,994

JNL/PPM America High Yield Bond
Division(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.60           $12.56           $12.64
    End of period                               N/A              N/A            $15.02           $14.60           $12.56
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             64,383           16,391

JNL/Putnam Equity Division(381)

  Accumulation unit value:
    Beginning of period                       $20.11           $18.89           $17.06           $14.99             N/A
    End of period                             $22.41           $20.11           $18.89           $17.06             N/A
  Accumulation units outstanding
  at the end of period                          636               -               230               -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $8.05            $7.34            $6.32            $4.83            $6.51
    End of period                              $8.34            $8.05            $7.34            $6.32            $4.83
  Accumulation units outstanding
  at the end of period                         6,438            7,274            7,597            1,993              -

JNL/Putnam Value Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $19.05           $18.54           $17.25           $14.14           $17.61
    End of period                             $21.08           $19.05           $18.54           $17.25           $14.14
  Accumulation units outstanding
  at the end of period                         2,358            1,946            3,162            1,988             305

JNL/S&P Core Index 100 Division(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.15            $8.49            $9.85
    End of period                               N/A              N/A            $10.29           $10.15            $8.49
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               278              978

JNL/S&P Core Index 50 Division(558)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.06             N/A              N/A
    End of period                               N/A              N/A            $10.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(117)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.11            $7.94           $10.14
    End of period                               N/A              N/A            $10.28           $10.11            $7.94
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,951             642

JNL/S&P Equity Growth Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.88            $7.79           $10.03
    End of period                               N/A              N/A            $10.02            $9.88            $7.79
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               697             5,161

JNL/S&P Managed Aggressive Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.10           $10.97            $8.84           $10.88
    End of period                             $14.55           $12.85           $12.10           $10.97            $8.84
  Accumulation units outstanding
  at the end of period                        47,930           50,452           53,387           16,363           12,660

JNL/S&P Managed Conservative Division(685)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.30            $9.97             N/A              N/A
    End of period                             $11.05           $10.46           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,374              -               194              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(117)

  Accumulation unit value:
    Beginning of period                       $12.96           $12.32           $11.29            $9.47           $10.96
    End of period                             $14.49           $12.96           $12.32           $11.29            $9.47
  Accumulation units outstanding
  at the end of period                        96,599           100,998          107,639          70,104           10,063

JNL/S&P Managed Moderate Division(738)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.44             N/A              N/A              N/A
    End of period                             $11.66           $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,379            6,399             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.54           $12.03           $11.21            $9.72           $10.77
    End of period                             $13.77           $12.54           $12.03           $11.21            $9.72
  Accumulation units outstanding
  at the end of period                        154,685          150,078          126,132          60,378           10,828

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(320)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.58            $8.52             N/A
    End of period                               N/A              N/A            $10.78           $10.58             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             18,052             N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $22.21           $21.54           $19.84           $16.66           $18.17
    End of period                             $24.72           $22.21           $21.54           $19.84           $16.66
  Accumulation units outstanding
  at the end of period                        24,465           25,812           17,803            8,722            4,116

JNL/Select Global Growth Division(1156)

  Accumulation unit value:
    Beginning of period                       $22.36             N/A              N/A              N/A              N/A
    End of period                             $24.04             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          80               N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $25.03           $24.42           $22.33           $16.84           $21.37
    End of period                             $25.65           $25.03           $24.42           $22.33           $16.84
  Accumulation units outstanding
  at the end of period                         2,473           10,718            6,921             696              287

JNL/Select Money Market Division(219)

  Accumulation unit value:
    Beginning of period                       $11.51           $11.44           $11.59           $11.78           $11.81
    End of period                             $11.78           $11.51           $11.44           $11.59           $11.78
  Accumulation units outstanding
  at the end of period                        13,541           13,023           12,915            3,218            2,523






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(241)

  Accumulation unit value:
    Beginning of period                       $17.15           $16.19           $14.40           $10.91           $11.23
    End of period                             $20.31           $17.15           $16.19           $14.40           $10.91
  Accumulation units outstanding
  at the end of period                         3,842            2,627            1,985            1,956            1,135

JNL/T.Rowe Price Established Growth
Division(117)

  Accumulation unit value:
    Beginning of period                       $25.06           $24.12           $22.41           $17.53           $21.78
    End of period                             $27.90           $25.06           $24.12           $22.41           $17.53
  Accumulation units outstanding
  at the end of period                        24,738           15,595           14,950           13,641            4,819

JNL/T.Rowe Price Mid-Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $34.98           $31.31           $27.09           $19.96           $25.92
    End of period                             $36.59           $34.98           $31.31           $27.09           $19.96
  Accumulation units outstanding
  at the end of period                        12,495           14,138           11,404            8,663            5,074

JNL/T.Rowe Price Value Division(117)

  Accumulation unit value:
    Beginning of period                       $13.30           $12.80           $11.34            $8.92           $11.26
    End of period                             $15.64           $13.30           $12.80           $11.34            $8.92
  Accumulation units outstanding
  at the end of period                        60,893           59,706           48,253           20,886           13,561

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.42           $12.48           $12.15             N/A              N/A
    End of period                             $13.45           $12.42           $12.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,081           37,645           76,541             N/A              N/A

JNL/Western Asset Strategic Bond
Division(118)

  Accumulation unit value:
    Beginning of period                       $17.51           $17.42           $16.64           $14.97           $14.41
    End of period                             $17.95           $17.51           $17.42           $16.64           $14.97
  Accumulation units outstanding
  at the end of period                        13,359            7,335            6,628            6,108            2,486






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(117)

  Accumulation unit value:
    Beginning of period                       $14.61           $14.57           $14.33           $14.46           $13.41
    End of period                             $14.77           $14.61           $14.57           $14.33           $14.46
  Accumulation units outstanding
  at the end of period                         8,184            9,136            6,973            6,822            6,593





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.10%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(52)

  Accumulation unit value:
    Beginning of period                       $11.49           $10.94           $10.16            $7.98           $10.57
    End of period                             $12.13           $11.49           $10.94           $10.16            $7.98
  Accumulation units outstanding
  at the end of period                        35,905           30,114            3,664             80                -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                       $11.54           $10.51             N/A              N/A              N/A
    End of period                             $15.41           $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        78,411           20,861             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(470)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.67           $11.15           $10.87             N/A
    End of period                             $13.89           $12.39           $11.67           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        11,687           12,457            1,526             119              N/A

JNL/Alger Growth Division(114)

  Accumulation unit value:
    Beginning of period                       $17.99           $16.36           $15.91           $12.01           $16.23
    End of period                             $18.49           $17.99           $16.36           $15.91           $12.01
  Accumulation units outstanding
  at the end of period                         8,390           11,989            1,318              -                -

JNL/Alliance Capital Growth Division(353)

  Accumulation unit value:
    Beginning of period                         N/A             $9.47            $9.09            $8.38             N/A
    End of period                               N/A             $8.59            $9.47            $9.09             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               406               -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(72)

  Accumulation unit value:
    Beginning of period                       $16.42           $16.22           $15.58           $12.77           $16.88
    End of period                             $18.06           $16.42           $16.22           $15.58           $12.77
  Accumulation units outstanding
  at the end of period                        11,229           10,270            3,192             991               -

JNL/Eagle SmallCap Equity Division(78)

  Accumulation unit value:
    Beginning of period                       $18.54           $18.47           $15.88           $11.58           $16.13
    End of period                             $21.81           $18.54           $18.47           $15.88           $11.58
  Accumulation units outstanding
  at the end of period                        21,884           11,624            2,271              -                -

JNL/FMR Balanced Division(114)

  Accumulation unit value:
    Beginning of period                       $10.64            $9.87            $9.21            $8.27            $8.95
    End of period                             $11.54           $10.64            $9.87            $9.21            $8.27
  Accumulation units outstanding
  at the end of period                        23,552           24,673            5,567             984               -

JNL/FMR MidCap Equity Division(52)

  Accumulation unit value:
    Beginning of period                       $20.42           $19.64           $17.00           $12.80           $16.42
    End of period                             $22.40           $20.42           $19.64           $17.00           $12.80
  Accumulation units outstanding
  at the end of period                        10,599            8,476             320               -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1070)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,078             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(850)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.55             N/A              N/A              N/A
    End of period                             $12.54           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,603            7,626             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(847)

  Accumulation unit value:
    Beginning of period                       $11.23           $10.53             N/A              N/A              N/A
    End of period                             $12.73           $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,146            9,257             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,604             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(353)

  Accumulation unit value:
    Beginning of period                       $13.66           $12.60           $11.06            $9.62             N/A
    End of period                             $16.40           $13.66           $12.60           $11.06             N/A
  Accumulation units outstanding
  at the end of period                        43,471           20,533              -                -               N/A

JNL/JPMorgan International Value
Division(470)

  Accumulation unit value:
    Beginning of period                       $11.58            $9.98            $8.31            $7.86             N/A
    End of period                             $14.97           $11.58            $9.98            $8.31             N/A
  Accumulation units outstanding
  at the end of period                        241,399          145,273          53,013             194              N/A

JNL/Lazard Emerging Markets Division(1071)

  Accumulation unit value:
    Beginning of period                        $9.48             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,161             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(96)

  Accumulation unit value:
    Beginning of period                       $17.51           $16.44           $13.46           $10.66           $13.19
    End of period                             $19.65           $17.51           $16.44           $13.46           $10.66
  Accumulation units outstanding
  at the end of period                        73,216           43,073            8,701             76                -

JNL/Lazard Small Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $14.29           $13.94           $12.34            $9.08           $11.90
    End of period                             $16.35           $14.29           $13.94           $12.34            $9.08
  Accumulation units outstanding
  at the end of period                        41,465           67,779           15,117             63                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(187)

  Accumulation unit value:
    Beginning of period                       $10.99           $11.56            $9.68            $7.44            $7.92
    End of period                             $12.07           $10.99           $11.56            $9.68            $7.44
  Accumulation units outstanding
  at the end of period                        525,177          498,549          92,927             166               -

JNL/MCM Bond Index Division(293)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.89           $10.73           $10.58             N/A
    End of period                             $11.02           $10.86           $10.89           $10.73             N/A
  Accumulation units outstanding
  at the end of period                        251,959          206,668          41,775            6,487             N/A

JNL/MCM Communications Sector
Division(603)

  Accumulation unit value:
    Beginning of period                        $4.34            $4.39            $3.92             N/A              N/A
    End of period                              $5.79            $4.34            $4.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        99,592           15,624           12,514             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(697)

  Accumulation unit value:
    Beginning of period                       $10.04           $10.51            $9.78             N/A              N/A
    End of period                             $11.15           $10.04           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,487            3,764            3,343             N/A              N/A

JNL/MCM Dow 10 Division(187)

  Accumulation unit value:
    Beginning of period                        $8.56            $9.27            $9.20            $7.47            $7.17
    End of period                             $10.86            $8.56            $9.27            $9.20            $7.47
  Accumulation units outstanding
  at the end of period                        634,917          649,652          114,712           1,364              -

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        110,351            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(187)

  Accumulation unit value:
    Beginning of period                        $8.17            $8.00            $7.34            $5.81            $5.93
    End of period                              $9.35            $8.17            $8.00            $7.34            $5.81
  Accumulation units outstanding
  at the end of period                        30,103           28,646           14,730             216               -

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                       $12.16           $11.70           $10.38             N/A              N/A
    End of period                             $14.13           $12.16           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,731           20,808            2,817             N/A              N/A

JNL/MCM Global 15 Division(419)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.37            $9.06            $8.45             N/A
    End of period                             $16.83           $12.27           $11.37            $9.06             N/A
  Accumulation units outstanding
  at the end of period                        559,451          516,008          107,439            172              N/A

JNL/MCM Healthcare Sector Division(589)

  Accumulation unit value:
    Beginning of period                       $10.96           $10.40           $10.48             N/A              N/A
    End of period                             $11.40           $10.96           $10.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,345           55,788            9,114             N/A              N/A

JNL/MCM International Index Division(293)

  Accumulation unit value:
    Beginning of period                       $14.79           $13.33           $11.39            $8.09             N/A
    End of period                             $18.19           $14.79           $13.33           $11.39             N/A
  Accumulation units outstanding
  at the end of period                        250,376          244,656          37,799            2,042             N/A

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.89            $9.77             N/A              N/A
    End of period                             $13.73           $11.80           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,004,984        1,383,802         102,259            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1084)

  Accumulation unit value:
    Beginning of period                        $9.38             N/A              N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,846             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(715)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.82           $10.46             N/A              N/A
    End of period                             $10.75           $10.48           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,341           21,746            2,014             N/A              N/A

JNL/MCM Oil & Gas Sector Division(656)

  Accumulation unit value:
    Beginning of period                       $22.49           $16.79           $15.14             N/A              N/A
    End of period                             $26.60           $22.49           $16.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                        144,285          105,510           5,959             N/A              N/A

JNL/MCM S&P 10 Division(187)

  Accumulation unit value:
    Beginning of period                       $12.92            $9.62            $8.35            $7.17            $8.49
    End of period                             $13.25           $12.92            $9.62            $8.35            $7.17
  Accumulation units outstanding
  at the end of period                        584,493          551,927          113,139            189               -

JNL/MCM S&P 24 Division(1097)

  Accumulation unit value:
    Beginning of period                        $9.45             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,895             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(57)

  Accumulation unit value:
    Beginning of period                       $13.79           $12.58           $11.10            $8.43            $9.78
    End of period                             $14.82           $13.79           $12.58           $11.10            $8.43
  Accumulation units outstanding
  at the end of period                        234,072          207,734          37,930            2,307              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(57)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.30            $9.55            $7.63            $9.49
    End of period                             $11.86           $10.52           $10.30            $9.55            $7.63
  Accumulation units outstanding
  at the end of period                        377,775          362,182          67,249           12,394              -

JNL/MCM Select Small-Cap Division(187)

  Accumulation unit value:
    Beginning of period                       $18.96           $17.78           $16.12           $11.12           $10.95
    End of period                             $20.33           $18.96           $17.78           $16.12           $11.12
  Accumulation units outstanding
  at the end of period                        348,847          296,981          52,158             95                -

JNL/MCM Small Cap Index Division(57)

  Accumulation unit value:
    Beginning of period                       $13.17           $12.90           $11.22            $7.86            $9.52
    End of period                             $15.15           $13.17           $12.90           $11.22            $7.86
  Accumulation units outstanding
  at the end of period                        221,537          195,113          29,121             683               -

JNL/MCM Technology Sector Division(589)

  Accumulation unit value:
    Beginning of period                        $5.54            $5.52            $5.35             N/A              N/A
    End of period                              $5.93            $5.54            $5.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,685           34,156           16,480             N/A              N/A

JNL/MCM Value Line 25 Division(704)

  Accumulation unit value:
    Beginning of period                       $15.51           $11.41           $10.70             N/A              N/A
    End of period                             $14.98           $15.51           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        371,424          356,491          10,467             N/A              N/A

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                       $11.89           $11.06            $9.80             N/A              N/A
    End of period                             $13.06           $11.89           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        471,419          347,383          11,222             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(114)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.05            $9.57            $6.95            $8.97
    End of period                             $14.09           $12.30           $11.05            $9.57            $6.95
  Accumulation units outstanding
  at the end of period                        56,112           44,726            7,586             109               -

JNL/Oppenheimer Growth Division(552)

  Accumulation unit value:
    Beginning of period                        $8.55            $7.99            $8.04             N/A              N/A
    End of period                              $8.78            $8.55            $7.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,400           16,075            2,761             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(114)

  Accumulation unit value:
    Beginning of period                       $13.34           $13.32           $13.02           $12.69           $12.06
    End of period                             $13.52           $13.34           $13.32           $13.02           $12.69
  Accumulation units outstanding
  at the end of period                        182,439          128,872          25,395            2,459              -

JNL/PPM America High Yield Bond
Division(96)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.68           $12.58           $12.67
    End of period                               N/A              N/A            $15.10           $14.68           $12.58
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               856               -

JNL/Putnam Equity Division(731)

  Accumulation unit value:
    Beginning of period                       $20.10           $18.88           $18.80             N/A              N/A
    End of period                             $22.39           $20.10           $18.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,287            9,540             204              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(96)

  Accumulation unit value:
    Beginning of period                        $8.07            $7.35            $6.33            $4.83            $6.70
    End of period                              $8.36            $8.07            $7.35            $6.33            $4.83
  Accumulation units outstanding
  at the end of period                        22,793           18,888            2,011             837               -

JNL/Putnam Value Equity Division(94)

  Accumulation unit value:
    Beginning of period                       $19.04           $18.54           $17.25           $14.14           $17.43
    End of period                             $21.08           $19.04           $18.54           $17.25           $14.14
  Accumulation units outstanding
  at the end of period                         5,619            4,618             409               -                -

JNL/S&P Core Index 100 Division(52)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.15            $8.49            $9.79
    End of period                               N/A              N/A            $10.28           $10.15            $8.49
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.85            $9.39             N/A
    End of period                               N/A              N/A            $10.00            $9.85             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(474)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.10            $9.79             N/A
    End of period                               N/A              N/A            $10.27           $10.10             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               51               N/A

JNL/S&P Equity Growth Division I(151)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.88            $7.79            $8.28
    End of period                               N/A              N/A            $10.02            $9.88            $7.79
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Managed Aggressive Growth
Division(95)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.10           $10.97            $8.83           $11.08
    End of period                             $14.54           $12.85           $12.10           $10.97            $8.83
  Accumulation units outstanding
  at the end of period                        81,247           94,369           29,947             936               -

JNL/S&P Managed Conservative Division(686)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.30            $9.94             N/A              N/A
    End of period                             $11.05           $10.46           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        64,593           77,870            6,019             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(151)

  Accumulation unit value:
    Beginning of period                       $12.96           $12.32           $11.29            $9.47            $9.73
    End of period                             $14.48           $12.96           $12.32           $11.29            $9.47
  Accumulation units outstanding
  at the end of period                        386,030          289,222          111,873          10,049              -

JNL/S&P Managed Moderate Division(686)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.49            $9.87             N/A              N/A
    End of period                             $11.66           $10.78           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        345,883          333,184          93,266             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(215)

  Accumulation unit value:
    Beginning of period                       $12.53           $12.03           $11.21            $9.72            $9.63
    End of period                             $13.77           $12.53           $12.03           $11.21            $9.72
  Accumulation units outstanding
  at the end of period                        496,710          418,430          182,488          14,345              -

JNL/S&P Retirement 2015 Division(1175)

  Accumulation unit value:
    Beginning of period                       $10.41             N/A              N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,357             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1197)

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          272              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(311)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.58            $8.29             N/A
    End of period                               N/A              N/A            $10.77           $10.58             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/Select Balanced Division(78)

  Accumulation unit value:
    Beginning of period                       $22.20           $21.53           $19.83           $16.65           $17.97
    End of period                             $24.70           $22.20           $21.53           $19.83           $16.65
  Accumulation units outstanding
  at the end of period                        35,287           31,677            2,647             673               -

JNL/Select Global Growth Division(710)

  Accumulation unit value:
    Beginning of period                       $21.65           $21.70           $21.08             N/A              N/A
    End of period                             $24.03           $21.65           $21.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,934            6,745             59               N/A              N/A

JNL/Select Large Cap Growth Division(94)

  Accumulation unit value:
    Beginning of period                       $25.02           $24.41           $22.32           $16.83           $22.04
    End of period                             $25.63           $25.02           $24.41           $22.32           $16.83
  Accumulation units outstanding
  at the end of period                        10,952           10,786           15,626              -                -

JNL/Select Money Market Division(293)

  Accumulation unit value:
    Beginning of period                       $11.52           $11.46           $11.60           $11.74             N/A
    End of period                             $11.79           $11.52           $11.46           $11.60             N/A
  Accumulation units outstanding
  at the end of period                        138,068          74,568            4,081             36               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                       $17.14           $16.19           $14.78             N/A              N/A
    End of period                             $20.30           $17.14           $16.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,196           12,740            2,527             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(72)

  Accumulation unit value:
    Beginning of period                       $25.04           $24.11           $22.40           $17.53           $23.01
    End of period                             $27.88           $25.04           $24.11           $22.40           $17.53
  Accumulation units outstanding
  at the end of period                        33,993           24,861            2,385             445               -

JNL/T.Rowe Price Mid-Cap Growth
Division(52)

  Accumulation unit value:
    Beginning of period                       $34.96           $31.29           $27.08           $19.95           $24.67
    End of period                             $36.57           $34.96           $31.29           $27.08           $19.95
  Accumulation units outstanding
  at the end of period                        60,910           42,460           12,415            2,880              -

JNL/T.Rowe Price Value Division(114)

  Accumulation unit value:
    Beginning of period                       $13.30           $12.79           $11.34            $8.92           $11.08
    End of period                             $15.63           $13.30           $12.79           $11.34            $8.92
  Accumulation units outstanding
  at the end of period                        77,034           71,542           40,464            1,026              -

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.42           $12.47           $12.14             N/A              N/A
    End of period                             $13.44           $12.42           $12.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,122           60,463           16,438             N/A              N/A

JNL/Western Asset Strategic Bond
Division(114)

  Accumulation unit value:
    Beginning of period                       $17.50           $17.42           $16.64           $14.96           $14.41
    End of period                             $17.94           $17.50           $17.42           $16.64           $14.96
  Accumulation units outstanding
  at the end of period                        81,398           47,123            7,704            1,219              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(72)

  Accumulation unit value:
    Beginning of period                       $14.60           $14.57           $14.32           $14.46           $13.18
    End of period                             $14.76           $14.60           $14.57           $14.32           $14.46
  Accumulation units outstanding
  at the end of period                        33,495           40,114            8,581            3,568              -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.11%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(402)

  Accumulation unit value:
    Beginning of period                       $11.48           $10.94           $10.15            $9.54             N/A
    End of period                             $12.13           $11.48           $10.94           $10.15             N/A
  Accumulation units outstanding
  at the end of period                        31,669           36,927           27,259            3,254             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.54           $10.74             N/A              N/A              N/A
    End of period                             $15.41           $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        164,382          10,327             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(417)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.66           $11.15           $10.50             N/A
    End of period                             $13.88           $12.38           $11.66           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        13,703           12,652            8,917             663              N/A

JNL/Alger Growth Division(397)

  Accumulation unit value:
    Beginning of period                       $17.98           $16.35           $15.90           $14.29             N/A
    End of period                             $18.47           $17.98           $16.35           $15.90             N/A
  Accumulation units outstanding
  at the end of period                        14,784           14,981            7,364            1,907             N/A

JNL/Alliance Capital Growth Division(397)

  Accumulation unit value:
    Beginning of period                         N/A             $9.46            $9.09            $8.45             N/A
    End of period                               N/A             $8.58            $9.46            $9.09             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              4,009            2,460             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(402)

  Accumulation unit value:
    Beginning of period                       $16.40           $16.21           $15.57           $14.50             N/A
    End of period                             $18.05           $16.40           $16.21           $15.57             N/A
  Accumulation units outstanding
  at the end of period                        14,471           16,137            9,717             636              N/A

JNL/Eagle SmallCap Equity Division(441)

  Accumulation unit value:
    Beginning of period                       $18.52           $18.45           $15.86           $15.05             N/A
    End of period                             $21.78           $18.52           $18.45           $15.86             N/A
  Accumulation units outstanding
  at the end of period                        26,580           15,570            8,314            1,644             N/A

JNL/FMR Balanced Division(402)

  Accumulation unit value:
    Beginning of period                       $10.63            $9.86            $9.21            $8.70             N/A
    End of period                             $11.53           $10.63            $9.86            $9.21             N/A
  Accumulation units outstanding
  at the end of period                        264,746          44,228           19,293            2,844             N/A

JNL/FMR MidCap Equity Division(446)

  Accumulation unit value:
    Beginning of period                       $20.39           $19.62           $16.98           $16.59             N/A
    End of period                             $22.38           $20.39           $19.62           $16.98             N/A
  Accumulation units outstanding
  at the end of period                        32,545            4,579            2,243             436              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1093)

  Accumulation unit value:
    Beginning of period                        $9.88             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,085             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(855)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.58             N/A              N/A              N/A
    End of period                             $12.54           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,015           10,489             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(855)

  Accumulation unit value:
    Beginning of period                       $11.23           $10.74             N/A              N/A              N/A
    End of period                             $12.73           $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,162            5,742             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1064)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,463             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(417)

  Accumulation unit value:
    Beginning of period                       $13.65           $12.59           $11.05            $9.82             N/A
    End of period                             $16.38           $13.65           $12.59           $11.05             N/A
  Accumulation units outstanding
  at the end of period                        29,569            7,269            1,617             185              N/A

JNL/JPMorgan International Value
Division(397)

  Accumulation unit value:
    Beginning of period                       $11.57            $9.97            $8.31            $6.95             N/A
    End of period                             $14.96           $11.57            $9.97            $8.31             N/A
  Accumulation units outstanding
  at the end of period                        136,110          47,468           18,691            3,318             N/A

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,985             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(402)

  Accumulation unit value:
    Beginning of period                       $17.50           $16.43           $13.45           $12.59             N/A
    End of period                             $19.63           $17.50           $16.43           $13.45             N/A
  Accumulation units outstanding
  at the end of period                        49,644           49,889           26,677            4,316             N/A

JNL/Lazard Small Cap Value Division(417)

  Accumulation unit value:
    Beginning of period                       $14.29           $13.94           $12.34           $11.15             N/A
    End of period                             $16.34           $14.29           $13.94           $12.34             N/A
  Accumulation units outstanding
  at the end of period                        45,885           36,284           24,299            2,665             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(447)

  Accumulation unit value:
    Beginning of period                       $10.98           $11.55            $9.68            $8.71             N/A
    End of period                             $12.07           $10.98           $11.55            $9.68             N/A
  Accumulation units outstanding
  at the end of period                        474,416          213,436          79,152            6,253             N/A

JNL/MCM Bond Index Division(470)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.88           $10.72           $10.68             N/A
    End of period                             $11.01           $10.85           $10.88           $10.72             N/A
  Accumulation units outstanding
  at the end of period                        320,559          329,667          138,741          12,285             N/A

JNL/MCM Communications Sector
Division(494)

  Accumulation unit value:
    Beginning of period                        $4.34            $4.39            $3.98             N/A              N/A
    End of period                              $5.79            $4.34            $4.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        121,552          18,534            3,705             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(494)

  Accumulation unit value:
    Beginning of period                       $10.03           $10.50            $9.72             N/A              N/A
    End of period                             $11.15           $10.03           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,873           16,361            3,522             N/A              N/A

JNL/MCM Dow 10 Division(446)

  Accumulation unit value:
    Beginning of period                        $8.55            $9.26            $9.20            $8.32             N/A
    End of period                             $10.85            $8.55            $9.26            $9.20             N/A
  Accumulation units outstanding
  at the end of period                        602,508          288,403          109,344           6,128             N/A

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        241,442            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(451)

  Accumulation unit value:
    Beginning of period                        $8.16            $8.00            $7.34            $6.88             N/A
    End of period                              $9.34            $8.16            $8.00            $7.34             N/A
  Accumulation units outstanding
  at the end of period                        122,219          73,675           46,467             937              N/A

JNL/MCM Financial Sector Division(494)

  Accumulation unit value:
    Beginning of period                       $12.15           $11.69           $10.53             N/A              N/A
    End of period                             $14.12           $12.15           $11.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,426           12,437            3,160             N/A              N/A

JNL/MCM Global 15 Division(447)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.36            $9.06            $8.85             N/A
    End of period                             $16.82           $12.26           $11.36            $9.06             N/A
  Accumulation units outstanding
  at the end of period                        644,014          254,462          74,484            7,982             N/A

JNL/MCM Healthcare Sector Division(494)

  Accumulation unit value:
    Beginning of period                       $10.95           $10.39           $10.29             N/A              N/A
    End of period                             $11.40           $10.95           $10.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,252           37,052           16,962             N/A              N/A

JNL/MCM International Index Division(447)

  Accumulation unit value:
    Beginning of period                       $14.77           $13.32           $11.38           $10.47             N/A
    End of period                             $18.17           $14.77           $13.32           $11.38             N/A
  Accumulation units outstanding
  at the end of period                        329,290          236,446          114,210          16,223             N/A

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.89            $9.68             N/A              N/A
    End of period                             $13.73           $11.80           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                       3,387,617        1,187,037         133,912            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1068)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        83,380             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(762)

  Accumulation unit value:
    Beginning of period                       $10.48            $9.98             N/A              N/A              N/A
    End of period                             $10.75           $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        90,418           20,559             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(494)

  Accumulation unit value:
    Beginning of period                       $22.47           $16.78           $13.01             N/A              N/A
    End of period                             $26.58           $22.47           $16.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                        174,528          45,322            9,603             N/A              N/A

JNL/MCM S&P 10 Division(402)

  Accumulation unit value:
    Beginning of period                       $12.92            $9.61            $8.34            $7.73             N/A
    End of period                             $13.24           $12.92            $9.61            $8.34             N/A
  Accumulation units outstanding
  at the end of period                        414,372          243,157          86,842            6,070             N/A

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                        $9.57             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,049             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(447)

  Accumulation unit value:
    Beginning of period                       $13.81           $12.59           $11.11           $10.71             N/A
    End of period                             $14.83           $13.81           $12.59           $11.11             N/A
  Accumulation units outstanding
  at the end of period                        381,747          229,387          119,605          14,782             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(397)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.29            $9.55            $8.56             N/A
    End of period                             $11.85           $10.52           $10.29            $9.55             N/A
  Accumulation units outstanding
  at the end of period                        564,348          478,937          346,302          18,825             N/A

JNL/MCM Select Small-Cap Division(433)

  Accumulation unit value:
    Beginning of period                       $18.95           $17.77           $16.12           $15.24             N/A
    End of period                             $20.31           $18.95           $17.77           $16.12             N/A
  Accumulation units outstanding
  at the end of period                        288,826          111,662          44,975            4,083             N/A

JNL/MCM Small Cap Index Division(447)

  Accumulation unit value:
    Beginning of period                       $13.18           $12.91           $11.23           $10.89             N/A
    End of period                             $15.16           $13.18           $12.91           $11.23             N/A
  Accumulation units outstanding
  at the end of period                        338,057          229,352          111,943          14,700             N/A

JNL/MCM Technology Sector Division(494)

  Accumulation unit value:
    Beginning of period                        $5.54            $5.52            $5.90             N/A              N/A
    End of period                              $5.93            $5.54            $5.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                        63,548           41,857           16,460             N/A              N/A

JNL/MCM Value Line 25 Division(692)

  Accumulation unit value:
    Beginning of period                       $15.51           $11.41           $10.01             N/A              N/A
    End of period                             $14.98           $15.51           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        701,695          162,864           1,693             N/A              N/A

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                       $11.89           $11.06           $10.04             N/A              N/A
    End of period                             $13.06           $11.89           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        230,596          89,980           10,479             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(397)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.05            $9.57            $8.05             N/A
    End of period                             $14.09           $12.30           $11.05            $9.57             N/A
  Accumulation units outstanding
  at the end of period                        79,017           38,891           24,818            2,369             N/A

JNL/Oppenheimer Growth Division(559)

  Accumulation unit value:
    Beginning of period                        $8.54            $7.99            $7.96             N/A              N/A
    End of period                              $8.78            $8.54            $7.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,924            5,156             106              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(402)

  Accumulation unit value:
    Beginning of period                       $13.33           $13.31           $13.01           $12.64             N/A
    End of period                             $13.51           $13.33           $13.31           $13.01             N/A
  Accumulation units outstanding
  at the end of period                        481,297          297,655          36,814            3,516             N/A

JNL/PPM America High Yield Bond
Division(402)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.58           $13.75             N/A
    End of period                               N/A              N/A            $15.00           $14.58             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,129             N/A

JNL/Putnam Equity Division(419)

  Accumulation unit value:
    Beginning of period                       $20.08           $18.86           $17.04           $15.33             N/A
    End of period                             $22.37           $20.08           $18.86           $17.04             N/A
  Accumulation units outstanding
  at the end of period                         5,539           10,668            7,349             301              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(597)

  Accumulation unit value:
    Beginning of period                        $8.05            $7.33            $6.61             N/A              N/A
    End of period                              $8.33            $8.05            $7.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,301            1,119             612              N/A              N/A

JNL/Putnam Value Equity Division(402)

  Accumulation unit value:
    Beginning of period                       $19.02           $18.52           $17.23           $15.90             N/A
    End of period                             $21.05           $19.02           $18.52           $17.23             N/A
  Accumulation units outstanding
  at the end of period                         3,062            1,701            1,710             163              N/A

JNL/S&P Core Index 100 Division(489)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.24             N/A              N/A
    End of period                               N/A              N/A            $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division(608)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.05             N/A              N/A
    End of period                               N/A              N/A             $9.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(546)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.16             N/A              N/A
    End of period                               N/A              N/A            $10.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(540)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.16             N/A              N/A
    End of period                               N/A              N/A            $10.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(397)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.88            $8.87             N/A
    End of period                               N/A              N/A            $10.01            $9.88             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,659             N/A

JNL/S&P Managed Aggressive Growth
Division(438)

  Accumulation unit value:
    Beginning of period                       $12.84           $12.09           $10.96           $10.25             N/A
    End of period                             $14.53           $12.84           $12.09           $10.96             N/A
  Accumulation units outstanding
  at the end of period                        105,157          101,182          58,226            3,703             N/A

JNL/S&P Managed Conservative Division(711)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.30           $10.17             N/A              N/A
    End of period                             $11.04           $10.46           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        191,289          57,149             249              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(438)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.31           $11.28           $10.64             N/A
    End of period                             $14.47           $12.95           $12.31           $11.28             N/A
  Accumulation units outstanding
  at the end of period                        613,043          247,448          144,542          46,634             N/A

JNL/S&P Managed Moderate Division(699)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.49           $10.18             N/A              N/A
    End of period                             $11.65           $10.78           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        358,440          151,955           1,640             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(473)

  Accumulation unit value:
    Beginning of period                       $12.52           $12.02           $11.20           $10.94             N/A
    End of period                             $13.75           $12.52           $12.02           $11.20             N/A
  Accumulation units outstanding
  at the end of period                        484,406          193,127          79,534           14,170             N/A

JNL/S&P Retirement 2015 Division(1076)

  Accumulation unit value:
    Beginning of period                        $9.88             N/A              N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,172             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1073)

  Accumulation unit value:
    Beginning of period                        $9.90             N/A              N/A              N/A              N/A
    End of period                             $10.53             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(473)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.57           $10.20             N/A
    End of period                               N/A              N/A            $10.77           $10.57             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               888              N/A

JNL/Select Balanced Division(402)

  Accumulation unit value:
    Beginning of period                       $22.17           $21.51           $19.81           $18.39             N/A
    End of period                             $24.68           $22.17           $21.51           $19.81             N/A
  Accumulation units outstanding
  at the end of period                        163,228          49,568           21,235            2,653             N/A

JNL/Select Global Growth Division(631)

  Accumulation unit value:
    Beginning of period                       $21.63           $21.68           $18.69             N/A              N/A
    End of period                             $24.00           $21.63           $21.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,508            3,559             116              N/A              N/A

JNL/Select Large Cap Growth Division(417)

  Accumulation unit value:
    Beginning of period                       $25.00           $24.39           $22.31           $20.30             N/A
    End of period                             $25.60           $25.00           $24.39           $22.31             N/A
  Accumulation units outstanding
  at the end of period                         9,724            8,143            3,889             423              N/A

JNL/Select Money Market Division(526)

  Accumulation unit value:
    Beginning of period                       $11.49           $11.43           $11.55             N/A              N/A
    End of period                             $11.76           $11.49           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        341,826          141,133          12,092             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(402)

  Accumulation unit value:
    Beginning of period                       $17.14           $16.18           $14.40           $12.98             N/A
    End of period                             $20.29           $17.14           $16.18           $14.40             N/A
  Accumulation units outstanding
  at the end of period                        54,913           15,879           13,125             200              N/A

JNL/T.Rowe Price Established Growth
Division(397)

  Accumulation unit value:
    Beginning of period                       $25.02           $24.08           $22.38           $20.12             N/A
    End of period                             $27.85           $25.02           $24.08           $22.38             N/A
  Accumulation units outstanding
  at the end of period                        39,618           30,943           11,831            1,649             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(417)

  Accumulation unit value:
    Beginning of period                       $34.93           $31.26           $27.05           $24.73             N/A
    End of period                             $36.52           $34.93           $31.26           $27.05             N/A
  Accumulation units outstanding
  at the end of period                        36,023           23,007           11,816             945              N/A

JNL/T.Rowe Price Value Division(402)

  Accumulation unit value:
    Beginning of period                       $13.29           $12.79           $11.34           $10.29             N/A
    End of period                             $15.62           $13.29           $12.79           $11.34             N/A
  Accumulation units outstanding
  at the end of period                        121,509          68,579           41,279            2,721             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.41           $12.46           $12.13             N/A              N/A
    End of period                             $13.43           $12.41           $12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        133,876          175,816          102,019            N/A              N/A

JNL/Western Asset Strategic Bond
Division(402)

  Accumulation unit value:
    Beginning of period                       $17.48           $17.40           $16.62           $15.88             N/A
    End of period                             $17.92           $17.48           $17.40           $16.62             N/A
  Accumulation units outstanding
  at the end of period                        163,082          96,434            9,712            2,287             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(402)

  Accumulation unit value:
    Beginning of period                       $14.59           $14.55           $14.31           $13.96             N/A
    End of period                             $14.75           $14.59           $14.55           $14.31             N/A
  Accumulation units outstanding
  at the end of period                        34,149           25,752            5,823             196              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.12%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(424)

  Accumulation unit value:
    Beginning of period                       $11.48           $10.93           $10.15            $9.60             N/A
    End of period                             $12.12           $11.48           $10.93           $10.15             N/A
  Accumulation units outstanding
  at the end of period                         2,315            2,615            1,346             939              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(916)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.81             N/A              N/A              N/A
    End of period                             $15.40           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,216             42               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(493)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.66           $11.62             N/A              N/A
    End of period                             $13.87           $12.38           $11.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               468               -               N/A              N/A

JNL/Alger Growth Division(123)

  Accumulation unit value:
    Beginning of period                       $17.96           $16.33           $15.88           $11.99           $16.04
    End of period                             $18.45           $17.96           $16.33           $15.88           $11.99
  Accumulation units outstanding
  at the end of period                         2,883             691             2,622             415              415

JNL/Alliance Capital Growth Division(424)

  Accumulation unit value:
    Beginning of period                         N/A             $9.45            $9.08            $8.75             N/A
    End of period                               N/A             $8.58            $9.45            $9.08             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(123)

  Accumulation unit value:
    Beginning of period                       $16.39           $16.19           $15.56           $12.76           $15.72
    End of period                             $18.03           $16.39           $16.19           $15.56           $12.76
  Accumulation units outstanding
  at the end of period                         3,288            1,858            1,877            1,050            1,053

JNL/Eagle SmallCap Equity Division(137)

  Accumulation unit value:
    Beginning of period                       $18.51           $18.44           $15.85           $11.57           $13.91
    End of period                             $21.76           $18.51           $18.44           $15.85           $11.57
  Accumulation units outstanding
  at the end of period                          843              825             1,846            1,059             361

JNL/FMR Balanced Division(434)

  Accumulation unit value:
    Beginning of period                       $10.62            $9.86            $9.20            $8.88             N/A
    End of period                             $11.52           $10.62            $9.86            $9.20             N/A
  Accumulation units outstanding
  at the end of period                        10,147            7,704            6,407            3,315             N/A

JNL/FMR MidCap Equity Division(768)

  Accumulation unit value:
    Beginning of period                       $20.37           $19.24             N/A              N/A              N/A
    End of period                             $22.35           $20.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          52               204              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1160)

  Accumulation unit value:
    Beginning of period                       $10.30             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,672             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(916)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.52             N/A              N/A              N/A
    End of period                             $12.54           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          781              70               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(916)

  Accumulation unit value:
    Beginning of period                       $11.23           $10.91             N/A              N/A              N/A
    End of period                             $12.73           $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,611             67               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(987)

  Accumulation unit value:
    Beginning of period                       $14.30             N/A              N/A              N/A              N/A
    End of period                             $16.36             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,962             N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(434)

  Accumulation unit value:
    Beginning of period                       $11.57            $9.96            $8.30            $7.62             N/A
    End of period                             $14.95           $11.57            $9.96            $8.30             N/A
  Accumulation units outstanding
  at the end of period                         4,579            5,251            1,925            1,933             N/A

JNL/Lazard Emerging Markets Division(1097)

  Accumulation unit value:
    Beginning of period                        $8.32             N/A              N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          67               N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(137)

  Accumulation unit value:
    Beginning of period                       $17.49           $16.42           $13.44           $10.65           $12.24
    End of period                             $19.61           $17.49           $16.42           $13.44           $10.65
  Accumulation units outstanding
  at the end of period                         1,932            3,572            3,900            2,530             770

JNL/Lazard Small Cap Value Division(123)

  Accumulation unit value:
    Beginning of period                       $14.27           $13.93           $12.33            $9.07           $11.57
    End of period                             $16.32           $14.27           $13.93           $12.33            $9.07
  Accumulation units outstanding
  at the end of period                         1,365            1,615            3,946            1,653            1,017






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(536)

  Accumulation unit value:
    Beginning of period                       $10.97           $11.54            $9.63             N/A              N/A
    End of period                             $12.06           $10.97           $11.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,894           14,962           11,762             N/A              N/A

JNL/MCM Bond Index Division(470)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.88           $10.72           $10.68             N/A
    End of period                             $11.01           $10.85           $10.88           $10.72             N/A
  Accumulation units outstanding
  at the end of period                         5,008            3,993            1,096             735              N/A

JNL/MCM Communications Sector
Division(536)

  Accumulation unit value:
    Beginning of period                        $4.34            $4.39            $3.99             N/A              N/A
    End of period                              $5.78            $4.34            $4.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(123)

  Accumulation unit value:
    Beginning of period                        $8.55            $9.26            $9.19            $7.47            $9.11
    End of period                             $10.85            $8.55            $9.26            $9.19            $7.47
  Accumulation units outstanding
  at the end of period                         7,899            8,636            3,271            2,599            1,300

JNL/MCM Dow Dividend Division(1039)

  Accumulation unit value:
    Beginning of period                       $10.16             N/A              N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,772             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(424)

  Accumulation unit value:
    Beginning of period                        $8.16            $7.99            $7.34            $6.73             N/A
    End of period                              $9.33            $8.16            $7.99            $7.34             N/A
  Accumulation units outstanding
  at the end of period                          761              761              761               -               N/A

JNL/MCM Financial Sector Division(1059)

  Accumulation unit value:
    Beginning of period                       $13.00             N/A              N/A              N/A              N/A
    End of period                             $14.11             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(482)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.36            $9.06            $8.91             N/A
    End of period                             $16.81           $12.25           $11.36            $9.06             N/A
  Accumulation units outstanding
  at the end of period                         9,426            9,180            6,615             803              N/A

JNL/MCM Healthcare Sector Division(768)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.28             N/A              N/A              N/A
    End of period                             $11.38           $10.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,574             377              N/A              N/A              N/A

JNL/MCM International Index Division(470)

  Accumulation unit value:
    Beginning of period                       $14.77           $13.31           $11.38           $10.81             N/A
    End of period                             $18.16           $14.77           $13.31           $11.38             N/A
  Accumulation units outstanding
  at the end of period                        10,831            8,175            2,295            1,770             N/A

JNL/MCM JNL 5 Division(809)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.41             N/A              N/A              N/A
    End of period                             $13.73           $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,155           11,228             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(1027)

  Accumulation unit value:
    Beginning of period                        $9.83             N/A              N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,096             N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(621)

  Accumulation unit value:
    Beginning of period                       $22.46           $16.77           $15.11             N/A              N/A
    End of period                             $26.56           $22.46           $16.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,505            3,154            3,280             N/A              N/A

JNL/MCM S&P 10 Division(594)

  Accumulation unit value:
    Beginning of period                       $12.91            $9.60            $8.40             N/A              N/A
    End of period                             $13.23           $12.91            $9.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,968            6,683              -               N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(123)

  Accumulation unit value:
    Beginning of period                       $13.81           $12.59           $11.11            $8.43           $10.53
    End of period                             $14.83           $13.81           $12.59           $11.11            $8.43
  Accumulation units outstanding
  at the end of period                         7,403            8,146            2,438            2,080             633






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(470)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.29            $9.55            $9.19             N/A
    End of period                             $11.85           $10.52           $10.29            $9.55             N/A
  Accumulation units outstanding
  at the end of period                        15,131           13,772            6,543            1,711             N/A

JNL/MCM Select Small-Cap Division(768)

  Accumulation unit value:
    Beginning of period                       $18.93           $17.55             N/A              N/A              N/A
    End of period                             $20.29           $18.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,285            2,053             N/A              N/A              N/A

JNL/MCM Small Cap Index Division(123)

  Accumulation unit value:
    Beginning of period                       $13.17           $12.90           $11.23            $7.86           $10.18
    End of period                             $15.15           $13.17           $12.90           $11.23            $7.86
  Accumulation units outstanding
  at the end of period                         7,493            7,985            3,145            2,421             654

JNL/MCM Technology Sector Division(536)

  Accumulation unit value:
    Beginning of period                        $5.53            $5.52            $5.29             N/A              N/A
    End of period                              $5.93            $5.53            $5.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM Value Line 25 Division(815)

  Accumulation unit value:
    Beginning of period                       $15.51           $11.76             N/A              N/A              N/A
    End of period                             $14.97           $15.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          692              399              N/A              N/A              N/A

JNL/MCM VIP Division(1039)

  Accumulation unit value:
    Beginning of period                       $11.99             N/A              N/A              N/A              N/A
    End of period                             $13.06             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,501             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(137)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.04            $9.56            $6.95            $8.30
    End of period                             $14.08           $12.30           $11.04            $9.56            $6.95
  Accumulation units outstanding
  at the end of period                         7,274            5,506            4,091            1,126            1,131

JNL/Oppenheimer Growth Division(493)

  Accumulation unit value:
    Beginning of period                        $8.54            $7.99            $8.02             N/A              N/A
    End of period                              $8.77            $8.54            $7.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,502            2,483              -               N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(137)

  Accumulation unit value:
    Beginning of period                       $13.32           $13.30           $13.00           $12.68           $12.19
    End of period                             $13.49           $13.32           $13.30           $13.00           $12.68
  Accumulation units outstanding
  at the end of period                        11,758           13,805            8,476            7,354            1,349

JNL/PPM America High Yield Bond
Division(137)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.57           $12.54           $12.49
    End of period                               N/A              N/A            $14.98           $14.57           $12.54
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,264            1,036

JNL/Putnam Equity Division(624)

  Accumulation unit value:
    Beginning of period                       $20.06           $18.84           $16.75             N/A              N/A
    End of period                             $22.34           $20.06           $18.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(482)

  Accumulation unit value:
    Beginning of period                        $8.04            $7.33            $6.31            $6.25             N/A
    End of period                              $8.33            $8.04            $7.33            $6.31             N/A
  Accumulation units outstanding
  at the end of period                          860              420              552              573              N/A

JNL/Putnam Value Equity Division(123)

  Accumulation unit value:
    Beginning of period                       $19.00           $18.50           $17.21           $14.12           $16.13
    End of period                             $21.03           $19.00           $18.50           $17.21           $14.12
  Accumulation units outstanding
  at the end of period                         2,441            2,458            1,767            1,774             871

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(424)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.09            $9.36             N/A
    End of period                               N/A              N/A            $10.26           $10.09             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(484)

  Accumulation unit value:
    Beginning of period                       $12.83           $12.08           $10.96           $10.94             N/A
    End of period                             $14.52           $12.83           $12.08           $10.96             N/A
  Accumulation units outstanding
  at the end of period                           -                -              2,836            2,839             N/A

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.33             N/A              N/A              N/A
    End of period                             $11.04           $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,290            9,328             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(284)

  Accumulation unit value:
    Beginning of period                       $12.94           $12.30           $11.28            $8.96             N/A
    End of period                             $14.46           $12.94           $12.30           $11.28             N/A
  Accumulation units outstanding
  at the end of period                        20,501           20,627           14,742           14,742             N/A

JNL/S&P Managed Moderate Division(800)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.26             N/A              N/A              N/A
    End of period                             $11.65           $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,807            6,807             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(434)

  Accumulation unit value:
    Beginning of period                       $12.51           $12.01           $11.19           $10.75             N/A
    End of period                             $13.74           $12.51           $12.01           $11.19             N/A
  Accumulation units outstanding
  at the end of period                         9,531            9,541            4,169            1,370             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(123)

  Accumulation unit value:
    Beginning of period                       $22.15           $21.48           $19.79           $16.63           $18.04
    End of period                             $24.65           $22.15           $21.48           $19.79           $16.63
  Accumulation units outstanding
  at the end of period                         1,325            1,129            1,515            1,154             369

JNL/Select Global Growth Division(1057)

  Accumulation unit value:
    Beginning of period                       $23.63             N/A              N/A              N/A              N/A
    End of period                             $23.97             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          506              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(123)

  Accumulation unit value:
    Beginning of period                       $24.97           $24.36           $22.29           $16.80           $20.73
    End of period                             $25.57           $24.97           $24.36           $22.29           $16.80
  Accumulation units outstanding
  at the end of period                          419              304              316              321              321

JNL/Select Money Market Division(441)

  Accumulation unit value:
    Beginning of period                       $11.48           $11.41           $11.57           $11.60             N/A
    End of period                             $11.75           $11.48           $11.41           $11.57             N/A
  Accumulation units outstanding
  at the end of period                        14,166            7,957            8,166              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(482)

  Accumulation unit value:
    Beginning of period                       $17.13           $16.18           $14.40           $14.17             N/A
    End of period                             $20.28           $17.13           $16.18           $14.40             N/A
  Accumulation units outstanding
  at the end of period                         3,761             409              371              505              N/A

JNL/T.Rowe Price Established Growth
Division(123)

  Accumulation unit value:
    Beginning of period                       $24.99           $24.06           $22.36           $17.50           $21.21
    End of period                             $27.82           $24.99           $24.06           $22.36           $17.50
  Accumulation units outstanding
  at the end of period                         2,332            3,723            2,217             476              314

JNL/T.Rowe Price Mid-Cap Growth
Division(123)

  Accumulation unit value:
    Beginning of period                       $34.89           $31.23           $27.03           $19.92           $25.22
    End of period                             $36.48           $34.89           $31.23           $27.03           $19.92
  Accumulation units outstanding
  at the end of period                          839             1,719             859              603              470

JNL/T.Rowe Price Value Division(424)

  Accumulation unit value:
    Beginning of period                       $13.28           $12.78           $11.33           $10.26             N/A
    End of period                             $15.61           $13.28           $12.78           $11.33             N/A
  Accumulation units outstanding
  at the end of period                         9,828            7,549            7,006            3,822             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.40           $12.46           $12.13             N/A              N/A
    End of period                             $13.42           $12.40           $12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,278            2,933            5,084             N/A              N/A

JNL/Western Asset Strategic Bond
Division(491)

  Accumulation unit value:
    Beginning of period                       $17.46           $17.38           $16.74             N/A              N/A
    End of period                             $17.90           $17.46           $17.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,123            3,835             727              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(491)

  Accumulation unit value:
    Beginning of period                       $14.57           $14.53           $14.33             N/A              N/A
    End of period                             $14.72           $14.57           $14.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,282            2,087            4,998             N/A              N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.145%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(278)

  Accumulation unit value:
    Beginning of period                       $11.47           $10.92           $10.15            $7.85             N/A
    End of period                             $12.11           $11.47           $10.92           $10.15             N/A
  Accumulation units outstanding
  at the end of period                        12,282           13,225           19,483           15,067             N/A

JNL/AIM Premier Equity II Division(320)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.28            $7.87             N/A
    End of period                               N/A              N/A             $9.06            $9.28             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,442             N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.74             N/A              N/A              N/A
    End of period                             $15.40           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,483             472              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(202)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.66           $11.15            $8.23            $7.24
    End of period                             $13.87           $12.38           $11.66           $11.15            $8.23
  Accumulation units outstanding
  at the end of period                         2,948            3,757            6,893            5,162            2,120

JNL/Alger Growth Division(278)

  Accumulation unit value:
    Beginning of period                       $17.91           $16.30           $15.85           $11.66             N/A
    End of period                             $18.41           $17.91           $16.30           $15.85             N/A
  Accumulation units outstanding
  at the end of period                         2,865            2,891            3,186            6,850             N/A

JNL/Alliance Capital Growth Division(292)

  Accumulation unit value:
    Beginning of period                         N/A             $9.44            $9.07            $7.64             N/A
    End of period                               N/A             $8.56            $9.44            $9.07             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              7,782            9,357             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(278)

  Accumulation unit value:
    Beginning of period                       $16.35           $16.16           $15.53           $12.21             N/A
    End of period                             $17.98           $16.35           $16.16           $15.53             N/A
  Accumulation units outstanding
  at the end of period                         4,176            4,204            4,722            8,323             N/A

JNL/Eagle SmallCap Equity Division(229)

  Accumulation unit value:
    Beginning of period                       $18.46           $18.40           $15.82           $11.55           $11.00
    End of period                             $21.70           $18.46           $18.40           $15.82           $11.55
  Accumulation units outstanding
  at the end of period                        10,082            9,519           10,215            3,411             171

JNL/FMR Balanced Division(195)

  Accumulation unit value:
    Beginning of period                       $10.61            $9.85            $9.19            $8.26            $8.25
    End of period                             $11.51           $10.61            $9.85            $9.19            $8.26
  Accumulation units outstanding
  at the end of period                        19,175           34,040           34,204           28,366              -

JNL/FMR MidCap Equity Division(320)

  Accumulation unit value:
    Beginning of period                       $20.32           $19.55           $16.93           $13.55             N/A
    End of period                             $22.29           $20.32           $19.55           $16.93             N/A
  Accumulation units outstanding
  at the end of period                         2,025            5,671            6,118            4,301             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1217)

  Accumulation unit value:
    Beginning of period                       $10.85             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          683              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(900)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.69             N/A              N/A              N/A
    End of period                             $12.53           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          22               59               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(987)

  Accumulation unit value:
    Beginning of period                       $11.59             N/A              N/A              N/A              N/A
    End of period                             $12.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,746             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1131)

  Accumulation unit value:
    Beginning of period                       $10.05             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,874             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(148)

  Accumulation unit value:
    Beginning of period                       $13.60           $12.55           $11.02            $8.76           $10.64
    End of period                             $16.31           $13.60           $12.55           $11.02            $8.76
  Accumulation units outstanding
  at the end of period                         6,451            3,735            4,899            4,115             888

JNL/JPMorgan International Value
Division(320)

  Accumulation unit value:
    Beginning of period                       $11.54            $9.95            $8.29            $6.08             N/A
    End of period                             $14.91           $11.54            $9.95            $8.29             N/A
  Accumulation units outstanding
  at the end of period                        25,469            4,169            4,168            3,908             N/A

JNL/Lazard Emerging Markets Division(1124)

  Accumulation unit value:
    Beginning of period                        $8.87             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          657              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $17.45           $16.39           $13.42           $10.64           $13.06
    End of period                             $19.57           $17.45           $16.39           $13.42           $10.64
  Accumulation units outstanding
  at the end of period                        12,085           23,668           24,565           19,501            3,964

JNL/Lazard Small Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $14.25           $13.91           $12.32            $9.06           $11.87
    End of period                             $16.29           $14.25           $13.91           $12.32            $9.06
  Accumulation units outstanding
  at the end of period                        11,672           20,892           22,096           22,062            4,720






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(219)

  Accumulation unit value:
    Beginning of period                       $10.95           $11.53            $9.66            $7.43            $7.38
    End of period                             $12.03           $10.95           $11.53            $9.66            $7.43
  Accumulation units outstanding
  at the end of period                        45,421           48,597           57,477           48,828            3,477

JNL/MCM Bond Index Division(173)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.87           $10.72           $10.63           $10.38
    End of period                             $11.00           $10.84           $10.87           $10.72           $10.63
  Accumulation units outstanding
  at the end of period                        50,144           24,973            9,577            9,123           16,587

JNL/MCM Communications Sector
Division(900)

  Accumulation unit value:
    Beginning of period                        $4.33            $4.25             N/A              N/A              N/A
    End of period                              $5.77            $4.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,076             98               N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(607)

  Accumulation unit value:
    Beginning of period                       $10.01           $10.48            $9.66             N/A              N/A
    End of period                             $11.11           $10.01           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          296              296              296              N/A              N/A

JNL/MCM Dow 10 Division(174)

  Accumulation unit value:
    Beginning of period                        $8.54            $9.24            $9.18            $7.46            $7.67
    End of period                             $10.82            $8.54            $9.24            $9.18            $7.46
  Accumulation units outstanding
  at the end of period                        85,863           96,988           87,000           68,210            5,032

JNL/MCM Dow Dividend Division(1048)

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,078             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(321)

  Accumulation unit value:
    Beginning of period                        $8.14            $7.98            $7.33            $6.13             N/A
    End of period                              $9.31            $8.14            $7.98            $7.33             N/A
  Accumulation units outstanding
  at the end of period                         5,920            5,295            7,849            8,625             N/A

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                       $12.12           $11.67           $10.36             N/A              N/A
    End of period                             $14.08           $12.12           $11.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                          927              870              834              N/A              N/A

JNL/MCM Global 15 Division(231)

  Accumulation unit value:
    Beginning of period                       $12.23           $11.34            $9.05            $6.94            $7.25
    End of period                             $16.78           $12.23           $11.34            $9.05            $6.94
  Accumulation units outstanding
  at the end of period                        59,776           52,795           55,682           43,943             196

JNL/MCM Healthcare Sector Division(570)

  Accumulation unit value:
    Beginning of period                       $10.93           $10.37           $10.62             N/A              N/A
    End of period                             $11.37           $10.93           $10.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,822            1,254             876              N/A              N/A

JNL/MCM International Index Division(231)

  Accumulation unit value:
    Beginning of period                       $14.75           $13.30           $11.37            $8.46            $8.76
    End of period                             $18.14           $14.75           $13.30           $11.37            $8.46
  Accumulation units outstanding
  at the end of period                        17,537           21,644           14,676           13,864             138

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.89           $10.41             N/A              N/A
    End of period                             $13.72           $11.80           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,501           29,760           20,343             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1144)

  Accumulation unit value:
    Beginning of period                        $9.70             N/A              N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          482              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(975)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.57             N/A              N/A              N/A
    End of period                             $10.74           $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,069            5,993             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                       $22.42           $16.75           $14.54             N/A              N/A
    End of period                             $26.51           $22.42           $16.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,973            2,643             547              N/A              N/A

JNL/MCM S&P 10 Division(231)

  Accumulation unit value:
    Beginning of period                       $12.89            $9.59            $8.33            $7.15            $7.38
    End of period                             $13.20           $12.89            $9.59            $8.33            $7.15
  Accumulation units outstanding
  at the end of period                        52,997           61,925           74,167           55,418            1,689

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(231)

  Accumulation unit value:
    Beginning of period                       $13.79           $12.58           $11.10            $8.43            $8.74
    End of period                             $14.81           $13.79           $12.58           $11.10            $8.43
  Accumulation units outstanding
  at the end of period                        24,469           28,707           24,362           15,577             138






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(231)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.28            $9.55            $7.63            $8.08
    End of period                             $11.83           $10.51           $10.28            $9.55            $7.63
  Accumulation units outstanding
  at the end of period                        54,221           58,858           52,621           32,427             149

JNL/MCM Select Small-Cap Division(148)

  Accumulation unit value:
    Beginning of period                       $18.91           $17.73           $16.09           $11.11           $12.42
    End of period                             $20.26           $18.91           $17.73           $16.09           $11.11
  Accumulation units outstanding
  at the end of period                        29,828           32,380           36,131           29,027             772

JNL/MCM Small Cap Index Division(219)

  Accumulation unit value:
    Beginning of period                       $13.16           $12.90           $11.20            $7.86            $7.97
    End of period                             $15.13           $13.16           $12.90           $11.20            $7.86
  Accumulation units outstanding
  at the end of period                        21,734           28,210           22,189           15,565            1,078

JNL/MCM Technology Sector Division(607)

  Accumulation unit value:
    Beginning of period                        $5.53            $5.51            $5.40             N/A              N/A
    End of period                              $5.91            $5.53            $5.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,377            2,559             529              N/A              N/A

JNL/MCM Value Line 25 Division(701)

  Accumulation unit value:
    Beginning of period                       $15.50           $11.41           $10.53             N/A              N/A
    End of period                             $14.96           $15.50           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,182           22,188            4,499             N/A              N/A

JNL/MCM VIP Division(707)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.06           $10.58             N/A              N/A
    End of period                             $13.05           $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,450           11,877           10,083             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(202)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.04            $9.57            $6.96            $6.53
    End of period                             $14.08           $12.30           $11.04            $9.57            $6.96
  Accumulation units outstanding
  at the end of period                        14,999            6,726           10,612           10,682             124

JNL/Oppenheimer Growth Division(229)

  Accumulation unit value:
    Beginning of period                        $8.53            $7.98            $7.83            $6.79            $7.28
    End of period                              $8.76            $8.53            $7.98            $7.83            $6.79
  Accumulation units outstanding
  at the end of period                         4,314            4,366            7,652            7,856             266

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(148)

  Accumulation unit value:
    Beginning of period                       $13.29           $13.27           $12.98           $12.66           $12.09
    End of period                             $13.46           $13.29           $13.27           $12.98           $12.66
  Accumulation units outstanding
  at the end of period                        50,250           38,923           36,437           58,215            2,736

JNL/PPM America High Yield Bond
Division(148)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.54           $12.51           $12.03
    End of period                               N/A              N/A            $14.95           $14.54           $12.51
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             18,397            1,879

JNL/Putnam Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $20.01           $18.79           $16.99           $13.64           $16.95
    End of period                             $22.27           $20.01           $18.79           $16.99           $13.64
  Accumulation units outstanding
  at the end of period                           -                -                -              2,099            2,109






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(244)

  Accumulation unit value:
    Beginning of period                        $8.03            $7.32            $6.30            $4.83            $4.84
    End of period                              $8.31            $8.03            $7.32            $6.30            $4.83
  Accumulation units outstanding
  at the end of period                         3,819            3,805            5,247            6,307             125

JNL/Putnam Value Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $18.95           $18.45           $17.18           $14.09           $17.55
    End of period                             $20.96           $18.95           $18.45           $17.18           $14.09
  Accumulation units outstanding
  at the end of period                         5,638            6,472            8,231            7,214            6,034

JNL/S&P Core Index 100 Division(293)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.14            $8.50             N/A
    End of period                               N/A              N/A            $10.27           $10.14             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             26,348             N/A

JNL/S&P Core Index 50 Division(340)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.84            $8.47             N/A
    End of period                               N/A              N/A             $9.98            $9.84             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               524              N/A

JNL/S&P Core Index 75 Division(340)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.01            $8.82             N/A
    End of period                               N/A              N/A            $10.16           $10.01             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               452              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(338)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.08            $8.65             N/A
    End of period                               N/A              N/A            $10.24           $10.08             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              8,941             N/A

JNL/S&P Equity Growth Division I(224)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.86            $7.77            $7.78
    End of period                               N/A              N/A             $9.99            $9.86            $7.77
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             18,326            2,511

JNL/S&P Managed Aggressive Growth
Division(344)

  Accumulation unit value:
    Beginning of period                       $12.80           $12.06           $10.94            $9.67             N/A
    End of period                             $14.48           $12.80           $12.06           $10.94             N/A
  Accumulation units outstanding
  at the end of period                        96,420           56,105           63,578           21,238             N/A

JNL/S&P Managed Conservative Division(881)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.41             N/A              N/A              N/A
    End of period                             $11.04           $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,316            5,556             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(128)

  Accumulation unit value:
    Beginning of period                       $12.91           $12.28           $11.26            $9.45           $10.56
    End of period                             $14.43           $12.91           $12.28           $11.26            $9.45
  Accumulation units outstanding
  at the end of period                        165,309          143,577          152,594          95,103           21,956

JNL/S&P Managed Moderate Division(684)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.49            $9.89             N/A              N/A
    End of period                             $11.64           $10.78           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,697           19,088           14,525             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.99           $11.18            $9.70           $10.74
    End of period                             $13.71           $12.49           $11.99           $11.18            $9.70
  Accumulation units outstanding
  at the end of period                        84,921           99,934           104,905          105,424          20,607

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(446)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.55           $10.08             N/A
    End of period                               N/A              N/A            $10.74           $10.55             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,187             N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $22.09           $21.43           $19.75           $16.60           $18.11
    End of period                             $24.58           $22.09           $21.43           $19.75           $16.60
  Accumulation units outstanding
  at the end of period                        24,561           27,574            7,894            6,753            4,362

JNL/Select Global Growth Division(900)

  Accumulation unit value:
    Beginning of period                       $21.54           $20.44             N/A              N/A              N/A
    End of period                             $23.89           $21.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          662              20               N/A              N/A              N/A

JNL/Select Large Cap Growth Division(221)

  Accumulation unit value:
    Beginning of period                       $24.90           $24.31           $22.24           $16.77           $18.07
    End of period                             $25.50           $24.90           $24.31           $22.24           $16.77
  Accumulation units outstanding
  at the end of period                         1,882            2,514            2,359            2,098             993

JNL/Select Money Market Division(148)

  Accumulation unit value:
    Beginning of period                       $11.45           $11.39           $11.54           $11.74           $11.81
    End of period                             $11.71           $11.45           $11.39           $11.54           $11.74
  Accumulation units outstanding
  at the end of period                         2,872            4,514            1,825            2,016            5,110






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                       $17.12           $16.17           $14.40           $11.22             N/A
    End of period                             $20.26           $17.12           $16.17           $14.40             N/A
  Accumulation units outstanding
  at the end of period                        10,193            5,111            5,992            2,654             N/A

JNL/T.Rowe Price Established Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $24.92           $24.00           $22.32           $17.47           $21.90
    End of period                             $27.74           $24.92           $24.00           $22.32           $17.47
  Accumulation units outstanding
  at the end of period                         6,635            5,509            5,410           10,081            6,064

JNL/T.Rowe Price Mid-Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $34.80           $31.16           $26.97           $19.88           $25.83
    End of period                             $36.37           $34.80           $31.16           $26.97           $19.88
  Accumulation units outstanding
  at the end of period                         3,718            8,000            9,017            8,108            2,757

JNL/T.Rowe Price Value Division(118)

  Accumulation unit value:
    Beginning of period                       $13.27           $12.77           $11.32            $8.91           $11.30
    End of period                             $15.58           $13.27           $12.77           $11.32            $8.91
  Accumulation units outstanding
  at the end of period                        18,238           31,187           33,306           27,271            7,590

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.38           $12.43           $12.11             N/A              N/A
    End of period                             $13.39           $12.38           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,156           19,080           20,415             N/A              N/A

JNL/Western Asset Strategic Bond
Division(148)

  Accumulation unit value:
    Beginning of period                       $17.42           $17.34           $16.57           $14.91           $14.10
    End of period                             $17.85           $17.42           $17.34           $16.57           $14.91
  Accumulation units outstanding
  at the end of period                         5,897            6,052            5,483            5,442             398






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(143)

  Accumulation unit value:
    Beginning of period                       $14.53           $14.50           $14.27           $14.41           $13.59
    End of period                             $14.69           $14.53           $14.50           $14.27           $14.41
  Accumulation units outstanding
  at the end of period                        36,546           36,600           36,693           37,074           35,559





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.15%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(532)

  Accumulation unit value:
    Beginning of period                       $11.46           $10.92           $10.26             N/A              N/A
    End of period                             $12.10           $11.46           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,775           18,592           10,083             N/A              N/A

JNL/AIM Premier Equity II Division(532)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.41             N/A              N/A
    End of period                               N/A              N/A             $9.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/AIM Real Estate Division(823)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.13             N/A              N/A              N/A
    End of period                             $15.40           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,077           18,528             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(283)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.65           $11.14            $7.59             N/A
    End of period                             $13.85           $12.36           $11.65           $11.14             N/A
  Accumulation units outstanding
  at the end of period                        11,507           19,208            4,238            1,974             N/A

JNL/Alger Growth Division(464)

  Accumulation unit value:
    Beginning of period                       $17.90           $16.29           $15.84           $15.36             N/A
    End of period                             $18.39           $17.90           $16.29           $15.84             N/A
  Accumulation units outstanding
  at the end of period                        17,537           17,011            9,971            1,692             N/A

JNL/Alliance Capital Growth Division(555)

  Accumulation unit value:
    Beginning of period                         N/A             $9.43            $9.42             N/A              N/A
    End of period                               N/A             $8.56            $9.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              4,416             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(283)

  Accumulation unit value:
    Beginning of period                       $16.34           $16.15           $15.52           $12.04             N/A
    End of period                             $17.97           $16.34           $16.15           $15.52             N/A
  Accumulation units outstanding
  at the end of period                        22,600           24,669           14,149             954              N/A

JNL/Eagle SmallCap Equity Division(402)

  Accumulation unit value:
    Beginning of period                       $18.46           $18.39           $15.82           $15.26             N/A
    End of period                             $21.69           $18.46           $18.39           $15.82             N/A
  Accumulation units outstanding
  at the end of period                        13,991           17,733           17,148              -               N/A

JNL/FMR Balanced Division(363)

  Accumulation unit value:
    Beginning of period                       $10.61            $9.84            $9.19            $8.76             N/A
    End of period                             $11.50           $10.61            $9.84            $9.19             N/A
  Accumulation units outstanding
  at the end of period                        46,105           42,722           12,721              -               N/A

JNL/FMR MidCap Equity Division(381)

  Accumulation unit value:
    Beginning of period                       $20.31           $19.54           $16.92           $14.97             N/A
    End of period                             $22.27           $20.31           $19.54           $16.92             N/A
  Accumulation units outstanding
  at the end of period                         5,195            3,654             703               -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1089)

  Accumulation unit value:
    Beginning of period                        $9.92             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,969             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(849)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.52             N/A              N/A              N/A
    End of period                             $12.53           $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,174            9,879             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(835)

  Accumulation unit value:
    Beginning of period                       $11.23           $10.32             N/A              N/A              N/A
    End of period                             $12.72           $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,875            8,966             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1073)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,645             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(283)

  Accumulation unit value:
    Beginning of period                       $13.59           $12.54           $11.01            $7.84             N/A
    End of period                             $16.30           $13.59           $12.54           $11.01             N/A
  Accumulation units outstanding
  at the end of period                        31,984           26,978           13,970            2,390             N/A

JNL/JPMorgan International Value
Division(491)

  Accumulation unit value:
    Beginning of period                       $11.54            $9.94            $8.54             N/A              N/A
    End of period                             $14.91           $11.54            $9.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        88,369           60,896           41,515             N/A              N/A

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,386             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(49)

  Accumulation unit value:
    Beginning of period                       $17.45           $16.38           $13.42           $10.64             N/A
    End of period                             $19.56           $17.45           $16.38           $13.42             N/A
  Accumulation units outstanding
  at the end of period                        42,830           56,984           31,442            2,814             N/A

JNL/Lazard Small Cap Value Division(49)

  Accumulation unit value:
    Beginning of period                       $14.24           $13.90           $12.31            $9.06             N/A
    End of period                             $16.28           $14.24           $13.90           $12.31             N/A
  Accumulation units outstanding
  at the end of period                        35,456           40,220           25,674            2,924             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(355)

  Accumulation unit value:
    Beginning of period                       $10.95           $11.53            $9.66            $7.70             N/A
    End of period                             $12.03           $10.95           $11.53            $9.66             N/A
  Accumulation units outstanding
  at the end of period                        373,304          393,007          138,822           3,362             N/A

JNL/MCM Bond Index Division(359)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.87           $10.72           $10.86             N/A
    End of period                             $10.99           $10.84           $10.87           $10.72             N/A
  Accumulation units outstanding
  at the end of period                        119,645          130,227          56,097             282              N/A

JNL/MCM Communications Sector
Division(599)

  Accumulation unit value:
    Beginning of period                        $4.33            $4.38            $3.90             N/A              N/A
    End of period                              $5.77            $4.33            $4.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,444           25,277            9,850             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(599)

  Accumulation unit value:
    Beginning of period                       $10.01           $10.48            $9.72             N/A              N/A
    End of period                             $11.11           $10.01           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,665           14,778            3,875             N/A              N/A

JNL/MCM Dow 10 Division(355)

  Accumulation unit value:
    Beginning of period                        $8.53            $9.24            $9.18            $7.90             N/A
    End of period                             $10.82            $8.53            $9.24            $9.18             N/A
  Accumulation units outstanding
  at the end of period                        427,681          432,322          147,879           2,569             N/A

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        47,867             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(588)

  Accumulation unit value:
    Beginning of period                        $8.14            $7.98            $7.38             N/A              N/A
    End of period                              $9.31            $8.14            $7.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,753           49,733           68,491             N/A              N/A

JNL/MCM Financial Sector Division(588)

  Accumulation unit value:
    Beginning of period                       $12.12           $11.67           $10.59             N/A              N/A
    End of period                             $14.08           $12.12           $11.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,938           12,343            7,604             N/A              N/A

JNL/MCM Global 15 Division(355)

  Accumulation unit value:
    Beginning of period                       $12.23           $11.34            $9.04            $7.57             N/A
    End of period                             $16.77           $12.23           $11.34            $9.04             N/A
  Accumulation units outstanding
  at the end of period                        378,348          401,332          140,697           1,237             N/A

JNL/MCM Healthcare Sector Division(568)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.37           $10.53             N/A              N/A
    End of period                             $11.36           $10.92           $10.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,327           46,330           18,281             N/A              N/A

JNL/MCM International Index Division(308)

  Accumulation unit value:
    Beginning of period                       $14.75           $13.30           $11.37            $8.06             N/A
    End of period                             $18.13           $14.75           $13.30           $11.37             N/A
  Accumulation units outstanding
  at the end of period                        139,976          154,498          72,846             906              N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.89            $9.62             N/A              N/A
    End of period                             $13.72           $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,570,982        1,438,081         28,643             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1070)

  Accumulation unit value:
    Beginning of period                        $9.75             N/A              N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,080             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(689)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.81            $9.94             N/A              N/A
    End of period                             $10.74           $10.48           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,232           19,788             806              N/A              N/A

JNL/MCM Oil & Gas Sector Division(571)

  Accumulation unit value:
    Beginning of period                       $22.42           $16.74           $14.08             N/A              N/A
    End of period                             $26.50           $22.42           $16.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,198           41,526           10,219             N/A              N/A

JNL/MCM S&P 10 Division(355)

  Accumulation unit value:
    Beginning of period                       $12.88            $9.59            $8.33            $7.62             N/A
    End of period                             $13.20           $12.88            $9.59            $8.33             N/A
  Accumulation units outstanding
  at the end of period                        327,390          366,480          146,647           2,760             N/A

JNL/MCM S&P 24 Division(1115)

  Accumulation unit value:
    Beginning of period                        $9.45             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(359)

  Accumulation unit value:
    Beginning of period                       $13.79           $12.58           $11.10            $9.35             N/A
    End of period                             $14.80           $13.79           $12.58           $11.10             N/A
  Accumulation units outstanding
  at the end of period                        142,743          158,819          89,853            2,942             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(308)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.28            $9.54            $7.65             N/A
    End of period                             $11.83           $10.50           $10.28            $9.54             N/A
  Accumulation units outstanding
  at the end of period                        281,873          282,545          120,635           4,992             N/A

JNL/MCM Select Small-Cap Division(355)

  Accumulation unit value:
    Beginning of period                       $18.90           $17.73           $16.09           $12.84             N/A
    End of period                             $20.25           $18.90           $17.73           $16.09             N/A
  Accumulation units outstanding
  at the end of period                        179,701          191,392          69,536             519              N/A

JNL/MCM Small Cap Index Division(359)

  Accumulation unit value:
    Beginning of period                       $13.15           $12.89           $11.22            $9.12             N/A
    End of period                             $15.13           $13.15           $12.89           $11.22             N/A
  Accumulation units outstanding
  at the end of period                        120,521          130,874          66,142            1,711             N/A

JNL/MCM Technology Sector Division(582)

  Accumulation unit value:
    Beginning of period                        $5.52            $5.51            $5.11             N/A              N/A
    End of period                              $5.91            $5.52            $5.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,913           39,470           13,887             N/A              N/A

JNL/MCM Value Line 25 Division(689)

  Accumulation unit value:
    Beginning of period                       $15.50           $11.41            $9.56             N/A              N/A
    End of period                             $14.96           $15.50           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        173,129          224,400           4,347             N/A              N/A

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.06           $10.10             N/A              N/A
    End of period                             $13.05           $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        222,244          232,854          19,334             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(413)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.03            $9.56            $8.58             N/A
    End of period                             $14.06           $12.28           $11.03            $9.56             N/A
  Accumulation units outstanding
  at the end of period                        48,163           55,090           25,698              -               N/A

JNL/Oppenheimer Growth Division(555)

  Accumulation unit value:
    Beginning of period                        $8.53            $7.98            $8.03             N/A              N/A
    End of period                              $8.76            $8.53            $7.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,363           12,838           15,224             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(283)

  Accumulation unit value:
    Beginning of period                       $13.29           $13.27           $12.98           $12.91             N/A
    End of period                             $13.46           $13.29           $13.27           $12.98             N/A
  Accumulation units outstanding
  at the end of period                        158,041          151,126          50,413            1,365             N/A

JNL/PPM America High Yield Bond
Division(304)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.53           $13.19             N/A
    End of period                               N/A              N/A            $14.94           $14.53             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,240             N/A

JNL/Putnam Equity Division(64)

  Accumulation unit value:
    Beginning of period                       $20.00           $18.79           $16.98           $13.64             N/A
    End of period                             $22.26           $20.00           $18.79           $16.98             N/A
  Accumulation units outstanding
  at the end of period                          936             3,590              -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(304)

  Accumulation unit value:
    Beginning of period                        $8.03            $7.32            $6.30            $4.82             N/A
    End of period                              $8.31            $8.03            $7.32            $6.30             N/A
  Accumulation units outstanding
  at the end of period                         7,408           14,594            3,725              -               N/A

JNL/Putnam Value Equity Division(84)

  Accumulation unit value:
    Beginning of period                       $18.94           $18.44           $17.17           $14.08             N/A
    End of period                             $20.95           $18.94           $18.44           $17.17             N/A
  Accumulation units outstanding
  at the end of period                         2,695            3,515             404               -               N/A

JNL/S&P Core Index 100 Division(304)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.14            $8.42             N/A
    End of period                               N/A              N/A            $10.27           $10.14             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/S&P Core Index 50 Division(379)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.84            $8.70             N/A
    End of period                               N/A              N/A             $9.98            $9.84             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.13             N/A              N/A
    End of period                               N/A              N/A            $10.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(314)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.08            $8.16             N/A
    End of period                               N/A              N/A            $10.24           $10.08             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/S&P Equity Growth Division I(314)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.85            $8.01             N/A
    End of period                               N/A              N/A             $9.99            $9.85             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/S&P Managed Aggressive Growth
Division(308)

  Accumulation unit value:
    Beginning of period                       $12.80           $12.05           $10.94            $8.77             N/A
    End of period                             $14.48           $12.80           $12.05           $10.94             N/A
  Accumulation units outstanding
  at the end of period                        180,589          190,370          244,861          21,753             N/A

JNL/S&P Managed Conservative Division(696)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.30           $10.04             N/A              N/A
    End of period                             $11.04           $10.45           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        113,218          83,507            2,091             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(315)

  Accumulation unit value:
    Beginning of period                       $12.91           $12.28           $11.26            $9.64             N/A
    End of period                             $14.42           $12.91           $12.28           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        529,272          544,879          455,119          14,522             N/A

JNL/S&P Managed Moderate Division(690)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.49            $9.87             N/A              N/A
    End of period                             $11.64           $10.78           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        242,652          272,848          24,808             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(71)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.99           $11.18            $9.70             N/A
    End of period                             $13.71           $12.48           $11.99           $11.18             N/A
  Accumulation units outstanding
  at the end of period                        579,314          632,643          211,086             -               N/A

JNL/S&P Retirement 2015 Division(1076)

  Accumulation unit value:
    Beginning of period                        $9.88             N/A              N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1072)

  Accumulation unit value:
    Beginning of period                       $10.05             N/A              N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,518             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1205)

  Accumulation unit value:
    Beginning of period                       $10.48             N/A              N/A              N/A              N/A
    End of period                             $10.52             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(304)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.55            $8.10             N/A
    End of period                               N/A              N/A            $10.74           $10.55             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                       $22.08           $21.42           $19.74           $16.59             N/A
    End of period                             $24.56           $22.08           $21.42           $19.74             N/A
  Accumulation units outstanding
  at the end of period                        71,578           78,712           19,736              -               N/A

JNL/Select Global Growth Division(599)

  Accumulation unit value:
    Beginning of period                       $21.54           $21.59           $19.45             N/A              N/A
    End of period                             $23.88           $21.54           $21.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,600            3,616             50               N/A              N/A

JNL/Select Large Cap Growth Division(429)

  Accumulation unit value:
    Beginning of period                       $24.89           $24.29           $22.23           $20.96             N/A
    End of period                             $25.48           $24.89           $24.29           $22.23             N/A
  Accumulation units outstanding
  at the end of period                         4,661           10,092            7,451              -               N/A

JNL/Select Money Market Division(363)

  Accumulation unit value:
    Beginning of period                       $11.44           $11.38           $11.54           $11.64             N/A
    End of period                             $11.71           $11.44           $11.38           $11.54             N/A
  Accumulation units outstanding
  at the end of period                        80,981           42,967           25,174              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(504)

  Accumulation unit value:
    Beginning of period                       $17.12           $16.17           $14.63             N/A              N/A
    End of period                             $20.26           $17.12           $16.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,601           40,071           12,219             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(64)

  Accumulation unit value:
    Beginning of period                       $24.91           $23.99           $22.31           $17.46             N/A
    End of period                             $27.72           $24.91           $23.99           $22.31             N/A
  Accumulation units outstanding
  at the end of period                        25,352           26,024            4,927             664              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(64)

  Accumulation unit value:
    Beginning of period                       $34.78           $31.14           $26.96           $19.87             N/A
    End of period                             $36.35           $34.78           $31.14           $26.96             N/A
  Accumulation units outstanding
  at the end of period                        18,011           20,040            7,624             410              N/A

JNL/T.Rowe Price Value Division(84)

  Accumulation unit value:
    Beginning of period                       $13.26           $12.76           $11.32            $8.91             N/A
    End of period                             $15.58           $13.26           $12.76           $11.32             N/A
  Accumulation units outstanding
  at the end of period                        122,051          116,718          50,393            5,486             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.37           $12.43           $12.10             N/A              N/A
    End of period                             $13.38           $12.37           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        77,895           78,593           48,897             N/A              N/A

JNL/Western Asset Strategic Bond
Division(364)

  Accumulation unit value:
    Beginning of period                       $17.41           $17.33           $16.56           $16.14             N/A
    End of period                             $17.84           $17.41           $17.33           $16.56             N/A
  Accumulation units outstanding
  at the end of period                        72,701           70,967           26,270            1,079             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(283)

  Accumulation unit value:
    Beginning of period                       $14.52           $14.50           $14.26           $14.62             N/A
    End of period                             $14.68           $14.52           $14.50           $14.26             N/A
  Accumulation units outstanding
  at the end of period                        40,077           34,310            8,111            1,241             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.155%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1088)

  Accumulation unit value:
    Beginning of period                       $12.85             N/A              N/A              N/A              N/A
    End of period                             $15.40             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,828             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(1088)

  Accumulation unit value:
    Beginning of period                       $19.58             N/A              N/A              N/A              N/A
    End of period                             $21.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,288             N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(1153)

  Accumulation unit value:
    Beginning of period                       $13.22             N/A              N/A              N/A              N/A
    End of period                             $14.90             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,876             N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(1153)

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,267             N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(942)

  Accumulation unit value:
    Beginning of period                       $22.40           $21.69             N/A              N/A              N/A
    End of period                             $26.48           $22.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               786              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(942)

  Accumulation unit value:
    Beginning of period                       $15.50           $13.95             N/A              N/A              N/A
    End of period                             $14.96           $15.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,222             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.16%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(114)

  Accumulation unit value:
    Beginning of period                       $11.46           $10.92           $10.14            $7.97            $9.81
    End of period                             $12.10           $11.46           $10.92           $10.14            $7.97
  Accumulation units outstanding
  at the end of period                        41,503           57,682           54,913            9,308            2,644

JNL/AIM Premier Equity II Division(264)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.28            $7.73           $10.32
    End of period                               N/A              N/A             $9.06            $9.28            $7.73
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,056            1,326

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.26             N/A              N/A              N/A
    End of period                             $15.39           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,409           15,243             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(264)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.65           $11.14            $8.22           $10.98
    End of period                             $13.85           $12.36           $11.65           $11.14            $8.22
  Accumulation units outstanding
  at the end of period                        17,043           23,165           22,101            9,086             741

JNL/Alger Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $17.88           $16.27           $15.83           $11.96           $15.75
    End of period                             $18.37           $17.88           $16.27           $15.83           $11.96
  Accumulation units outstanding
  at the end of period                        20,070           24,650           22,254            8,137            3,581

JNL/Alliance Capital Growth Division(264)

  Accumulation unit value:
    Beginning of period                         N/A             $9.43            $9.06            $7.45            $9.82
    End of period                               N/A             $8.55            $9.43            $9.06            $7.45
  Accumulation units outstanding
  at the end of period                          N/A               -             16,930           11,811            1,383






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(264)

  Accumulation unit value:
    Beginning of period                       $16.33           $16.14           $15.51           $12.73           $16.10
    End of period                             $17.95           $16.33           $16.14           $15.51           $12.73
  Accumulation units outstanding
  at the end of period                        32,909           32,849           29,270            7,545            2,876

JNL/Eagle SmallCap Equity Division(264)

  Accumulation unit value:
    Beginning of period                       $18.44           $18.38           $15.81           $11.54           $15.88
    End of period                             $21.67           $18.44           $18.38           $15.81           $11.54
  Accumulation units outstanding
  at the end of period                        30,255           24,552           31,418           10,608            1,400

JNL/FMR Balanced Division(264)

  Accumulation unit value:
    Beginning of period                       $10.60            $9.84            $9.19            $8.26            $9.04
    End of period                             $11.49           $10.60            $9.84            $9.19            $8.26
  Accumulation units outstanding
  at the end of period                        82,412           84,545           70,555           11,797            4,099

JNL/FMR MidCap Equity Division(107)

  Accumulation unit value:
    Beginning of period                       $20.29           $19.53           $16.91           $12.74           $16.19
    End of period                             $22.25           $20.29           $19.53           $16.91           $12.74
  Accumulation units outstanding
  at the end of period                        11,141           13,462           12,708            7,135            4,814






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1080)

  Accumulation unit value:
    Beginning of period                        $9.89             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,279             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(850)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.55             N/A              N/A              N/A
    End of period                             $12.53           $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,868            4,047             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(850)

  Accumulation unit value:
    Beginning of period                       $11.23           $10.65             N/A              N/A              N/A
    End of period                             $12.72           $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,424           15,391             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1077)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,413             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(264)

  Accumulation unit value:
    Beginning of period                       $13.57           $12.53           $11.00            $8.35             N/A
    End of period                             $16.28           $13.57           $12.53           $11.00             N/A
  Accumulation units outstanding
  at the end of period                        13,177           10,818           16,884            2,406             N/A

JNL/JPMorgan International Value
Division(426)

  Accumulation unit value:
    Beginning of period                       $11.53            $9.94            $8.29            $7.38             N/A
    End of period                             $14.89           $11.53            $9.94            $8.29             N/A
  Accumulation units outstanding
  at the end of period                        195,495          149,713          124,915           4,516             N/A

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,885             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(107)

  Accumulation unit value:
    Beginning of period                       $17.43           $16.37           $13.41           $10.63           $13.02
    End of period                             $19.55           $17.43           $16.37           $13.41           $10.63
  Accumulation units outstanding
  at the end of period                        82,235           92,603           92,824           42,063           10,164

JNL/Lazard Small Cap Value Division(107)

  Accumulation unit value:
    Beginning of period                       $14.23           $13.89           $12.30            $9.06           $12.02
    End of period                             $16.27           $14.23           $13.89           $12.30            $9.06
  Accumulation units outstanding
  at the end of period                        57,299           68,163           77,643           36,339            8,404






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(117)

  Accumulation unit value:
    Beginning of period                       $10.94           $11.52            $9.66            $7.43            $9.56
    End of period                             $12.02           $10.94           $11.52            $9.66            $7.43
  Accumulation units outstanding
  at the end of period                        575,631          685,247          496,569          63,245           19,069

JNL/MCM Bond Index Division(264)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.87           $10.71           $10.63            $9.95
    End of period                             $10.99           $10.83           $10.87           $10.71           $10.63
  Accumulation units outstanding
  at the end of period                        278,429          323,071          364,386          85,640            5,567

JNL/MCM Communications Sector
Division(522)

  Accumulation unit value:
    Beginning of period                        $4.33            $4.38            $4.09             N/A              N/A
    End of period                              $5.76            $4.33            $4.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                        116,761          89,261           66,431             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(536)

  Accumulation unit value:
    Beginning of period                       $10.00           $10.47            $9.60             N/A              N/A
    End of period                             $11.10           $10.00           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,953           39,095           28,299             N/A              N/A

JNL/MCM Dow 10 Division(114)

  Accumulation unit value:
    Beginning of period                        $8.53            $9.24            $9.18            $7.46            $9.02
    End of period                             $10.81            $8.53            $9.24            $9.18            $7.46
  Accumulation units outstanding
  at the end of period                        771,734          880,437          641,544          82,823           22,624

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        136,621            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(137)

  Accumulation unit value:
    Beginning of period                        $8.14            $7.98            $7.32            $5.80            $6.71
    End of period                              $9.30            $8.14            $7.98            $7.32            $5.80
  Accumulation units outstanding
  at the end of period                        111,680          113,450          122,047           7,759            2,996

JNL/MCM Financial Sector Division(514)

  Accumulation unit value:
    Beginning of period                       $12.11           $11.66           $11.12             N/A              N/A
    End of period                             $14.07           $12.11           $11.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,459           50,802           35,004             N/A              N/A

JNL/MCM Global 15 Division(117)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.33            $9.04            $6.94            $8.80
    End of period                             $16.76           $12.22           $11.33            $9.04            $6.94
  Accumulation units outstanding
  at the end of period                        684,099          730,767          513,486          61,803            6,679

JNL/MCM Healthcare Sector Division(514)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.36           $10.80             N/A              N/A
    End of period                             $11.35           $10.92           $10.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,561           64,193           56,309             N/A              N/A

JNL/MCM International Index Division(114)

  Accumulation unit value:
    Beginning of period                       $14.75           $13.30           $11.37            $8.46           $10.41
    End of period                             $18.12           $14.75           $13.30           $11.37            $8.46
  Accumulation units outstanding
  at the end of period                        250,190          296,589          337,850          84,106            2,710

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.89            $9.87             N/A              N/A
    End of period                             $13.71           $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        754,320          524,998          93,863             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,992             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(691)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.81            $9.85             N/A              N/A
    End of period                             $10.74           $10.48           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,159            5,303            2,067             N/A              N/A

JNL/MCM Oil & Gas Sector Division(532)

  Accumulation unit value:
    Beginning of period                       $22.40           $16.73           $13.86             N/A              N/A
    End of period                             $26.48           $22.40           $16.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        89,122           84,287           51,059             N/A              N/A

JNL/MCM S&P 10 Division(117)

  Accumulation unit value:
    Beginning of period                       $12.87            $9.58            $8.32            $7.15            $9.68
    End of period                             $13.19           $12.87            $9.58            $8.32            $7.15
  Accumulation units outstanding
  at the end of period                        632,741          765,266          557,046          66,989            5,320

JNL/MCM S&P 24 Division(1079)

  Accumulation unit value:
    Beginning of period                        $9.69             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,059             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(190)

  Accumulation unit value:
    Beginning of period                       $13.78           $12.58           $11.10            $8.43            $9.95
    End of period                             $14.80           $13.78           $12.58           $11.10            $8.43
  Accumulation units outstanding
  at the end of period                        297,181          355,029          412,870          80,238            3,033






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(264)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.28            $9.54            $7.63            $9.66
    End of period                             $11.83           $10.50           $10.28            $9.54            $7.63
  Accumulation units outstanding
  at the end of period                        591,911          653,916          659,629          102,321           2,617

JNL/MCM Select Small-Cap Division(117)

  Accumulation unit value:
    Beginning of period                       $18.89           $17.72           $16.08           $11.10           $15.08
    End of period                             $20.24           $18.89           $17.72           $16.08           $11.10
  Accumulation units outstanding
  at the end of period                        385,779          415,019          281,463          29,587            4,280

JNL/MCM Small Cap Index Division(264)

  Accumulation unit value:
    Beginning of period                       $13.15           $12.89           $11.22            $7.86           $10.52
    End of period                             $15.12           $13.15           $12.89           $11.22            $7.86
  Accumulation units outstanding
  at the end of period                        272,355          324,796          388,313          84,406           15,776

JNL/MCM Technology Sector Division(497)

  Accumulation unit value:
    Beginning of period                        $5.52            $5.51            $6.07             N/A              N/A
    End of period                              $5.91            $5.52            $5.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,867           81,066           74,177             N/A              N/A

JNL/MCM Value Line 25 Division(691)

  Accumulation unit value:
    Beginning of period                       $15.50           $11.41            $9.74             N/A              N/A
    End of period                             $14.96           $15.50           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        226,407          156,248          14,922             N/A              N/A

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.06           $10.13             N/A              N/A
    End of period                             $13.04           $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        139,238          177,899          73,046             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(264)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.03            $9.55            $6.95            $9.12
    End of period                             $14.05           $12.27           $11.03            $9.55            $6.95
  Accumulation units outstanding
  at the end of period                        96,557           84,905           70,308            8,092            1,129

JNL/Oppenheimer Growth Division(201)

  Accumulation unit value:
    Beginning of period                        $8.52            $7.98            $7.82            $6.79            $6.92
    End of period                              $8.75            $8.52            $7.98            $7.82            $6.79
  Accumulation units outstanding
  at the end of period                         7,772            7,976            8,401             353              90

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(114)

  Accumulation unit value:
    Beginning of period                       $13.28           $13.26           $12.97           $12.65           $12.03
    End of period                             $13.45           $13.28           $13.26           $12.97           $12.65
  Accumulation units outstanding
  at the end of period                        195,400          226,601          207,813          52,158           11,063

JNL/PPM America High Yield Bond
Division(114)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.52           $12.50           $12.63
    End of period                               N/A              N/A            $14.93           $14.52           $12.50
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             23,482            3,269

JNL/Putnam Equity Division(404)

  Accumulation unit value:
    Beginning of period                       $19.97           $18.77           $16.96           $15.60             N/A
    End of period                             $22.24           $19.97           $18.77           $16.96             N/A
  Accumulation units outstanding
  at the end of period                         5,584            6,038            6,436            4,116             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(585)

  Accumulation unit value:
    Beginning of period                        $8.03            $7.31            $6.34             N/A              N/A
    End of period                              $8.30            $8.03            $7.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,968           16,691           10,369             N/A              N/A

JNL/Putnam Value Equity Division(107)

  Accumulation unit value:
    Beginning of period                       $18.92           $18.43           $17.16           $14.07           $17.30
    End of period                             $20.93           $18.92           $18.43           $17.16           $14.07
  Accumulation units outstanding
  at the end of period                        15,804           15,435           14,702           12,068            6,387

JNL/S&P Core Index 100 Division(114)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.14            $8.49            $9.66
    End of period                               N/A              N/A            $10.27           $10.14            $8.49
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             15,807           11,266

JNL/S&P Core Index 50 Division(311)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.84            $7.73             N/A
    End of period                               N/A              N/A             $9.98            $9.84             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             22,735             N/A

JNL/S&P Core Index 75 Division(264)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.00            $8.08            $9.83
    End of period                               N/A              N/A            $10.16           $10.00            $8.08
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,721            2,759

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(264)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.07            $7.92           $10.18
    End of period                               N/A              N/A            $10.23           $10.07            $7.92
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,917            3,740

JNL/S&P Equity Growth Division I(264)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.85            $7.77           $10.01
    End of period                               N/A              N/A             $9.98            $9.85            $7.77
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             54,799            4,040

JNL/S&P Managed Aggressive Growth
Division(264)

  Accumulation unit value:
    Beginning of period                       $12.79           $12.05           $10.93            $8.81           $10.85
    End of period                             $14.47           $12.79           $12.05           $10.93            $8.81
  Accumulation units outstanding
  at the end of period                        399,065          444,600          460,242          12,418            3,963

JNL/S&P Managed Conservative Division(698)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.30           $10.13             N/A              N/A
    End of period                             $11.03           $10.45           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,426           37,882            2,185             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $12.90           $12.27           $11.25            $9.44           $10.70
    End of period                             $14.41           $12.90           $12.27           $11.25            $9.44
  Accumulation units outstanding
  at the end of period                        874,624          945,233          884,609          259,323          28,570

JNL/S&P Managed Moderate Division(698)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.49           $10.17             N/A              N/A
    End of period                             $11.64           $10.77           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        79,822           60,069            1,666             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(132)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.98           $11.17            $9.69           $10.66
    End of period                             $13.69           $12.47           $11.98           $11.17            $9.69
  Accumulation units outstanding
  at the end of period                        612,235          711,894          629,686          279,684          81,492

JNL/S&P Retirement 2015 Division(1027)

  Accumulation unit value:
    Beginning of period                       $10.01             N/A              N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division(1114)

  Accumulation unit value:
    Beginning of period                        $9.66             N/A              N/A              N/A              N/A
    End of period                             $10.97             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1027)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $10.52             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(264)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.54            $8.25           $10.61
    End of period                               N/A              N/A            $10.73           $10.54            $8.25
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,728            1,492

JNL/Select Balanced Division(120)

  Accumulation unit value:
    Beginning of period                       $22.06           $21.40           $19.72           $16.58           $17.96
    End of period                             $24.53           $22.06           $21.40           $19.72           $16.58
  Accumulation units outstanding
  at the end of period                        88,623           96,298           94,128           19,751             536

JNL/Select Global Growth Division(585)

  Accumulation unit value:
    Beginning of period                       $21.51           $21.57           $19.07             N/A              N/A
    End of period                             $23.86           $21.51           $21.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,675            1,381             457              N/A              N/A

JNL/Select Large Cap Growth Division(190)

  Accumulation unit value:
    Beginning of period                       $24.86           $24.27           $22.21           $16.75           $19.58
    End of period                             $25.45           $24.86           $24.27           $22.21           $16.75
  Accumulation units outstanding
  at the end of period                         5,993            8,574           26,979            1,158             196

JNL/Select Money Market Division(162)

  Accumulation unit value:
    Beginning of period                       $11.43           $11.37           $11.53           $11.73           $11.78
    End of period                             $11.69           $11.43           $11.37           $11.53           $11.73
  Accumulation units outstanding
  at the end of period                        87,381           25,500           86,185            4,130           10,587






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(426)

  Accumulation unit value:
    Beginning of period                       $17.11           $16.17           $14.39           $13.07             N/A
    End of period                             $20.25           $17.11           $16.17           $14.39             N/A
  Accumulation units outstanding
  at the end of period                        52,646           50,514           43,654            5,811             N/A

JNL/T.Rowe Price Established Growth
Division(264)

  Accumulation unit value:
    Beginning of period                       $24.88           $23.97           $22.29           $17.45           $21.88
    End of period                             $27.69           $24.88           $23.97           $22.29           $17.45
  Accumulation units outstanding
  at the end of period                        79,812           79,184           65,595           15,556             774

JNL/T.Rowe Price Mid-Cap Growth
Division(264)

  Accumulation unit value:
    Beginning of period                       $34.74           $31.11           $26.93           $19.86           $25.80
    End of period                             $36.31           $34.74           $31.11           $26.93           $19.86
  Accumulation units outstanding
  at the end of period                        58,413           56,697           57,487           13,900            2,625

JNL/T.Rowe Price Value Division(264)

  Accumulation unit value:
    Beginning of period                       $13.25           $12.76           $11.32            $8.90           $11.30
    End of period                             $15.57           $13.25           $12.76           $11.32            $8.90
  Accumulation units outstanding
  at the end of period                        132,121          135,109          163,282          37,306            2,351

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.36           $12.42           $12.09             N/A              N/A
    End of period                             $13.37           $12.36           $12.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        121,396          129,417          117,478            N/A              N/A

JNL/Western Asset Strategic Bond
Division(114)

  Accumulation unit value:
    Beginning of period                       $17.39           $17.31           $16.55           $14.89           $14.35
    End of period                             $17.82           $17.39           $17.31           $16.55           $14.89
  Accumulation units outstanding
  at the end of period                        82,827           84,704           49,857           16,119            3,426






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(109)

  Accumulation unit value:
    Beginning of period                       $14.51           $14.48           $14.25           $14.39           $13.41
    End of period                             $14.66           $14.51           $14.48           $14.25           $14.39
  Accumulation units outstanding
  at the end of period                        62,872           60,554           39,000           15,887           57,901





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.17%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(810)

  Accumulation unit value:
    Beginning of period                       $11.45           $10.05             N/A              N/A              N/A
    End of period                             $12.09           $11.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,753            1,880             N/A              N/A              N/A

JNL/AIM Premier Equity II Division(77)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.28            $7.73           $10.96
    End of period                               N/A              N/A             $9.05            $9.28            $7.73
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(89)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.64           $11.13            $8.22           $10.98
    End of period                             $13.84           $12.35           $11.64           $11.13            $8.22
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division(89)

  Accumulation unit value:
    Beginning of period                         N/A             $9.42            $9.06            $7.45           $10.17
    End of period                               N/A             $8.55            $9.42            $9.06            $7.45
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(92)

  Accumulation unit value:
    Beginning of period                       $16.31           $16.13           $15.50           $12.72           $16.11
    End of period                             $17.93           $16.31           $16.13           $15.50           $12.72
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Eagle SmallCap Equity Division(93)

  Accumulation unit value:
    Beginning of period                       $18.42           $18.36           $15.79           $11.53           $16.23
    End of period                             $21.65           $18.42           $18.36           $15.79           $11.53
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/FMR Balanced Division(89)

  Accumulation unit value:
    Beginning of period                       $10.59            $9.83            $9.19            $8.25            $9.06
    End of period                             $11.49           $10.59            $9.83            $9.19            $8.25
  Accumulation units outstanding
  at the end of period                         6,529            6,530            2,446            2,446              -

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(384)

  Accumulation unit value:
    Beginning of period                       $13.56           $12.52           $11.00            $9.22             N/A
    End of period                             $16.27           $13.56           $12.52           $11.00             N/A
  Accumulation units outstanding
  at the end of period                         4,273            4,273            4,273            2,096             N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(89)

  Accumulation unit value:
    Beginning of period                       $17.42           $16.36           $13.40           $10.63           $12.97
    End of period                             $19.53           $17.42           $16.36           $13.40           $10.63
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Lazard Small Cap Value Division(77)

  Accumulation unit value:
    Beginning of period                       $14.22           $13.88           $12.30            $9.05           $11.96
    End of period                             $16.25           $14.22           $13.88           $12.30            $9.05
  Accumulation units outstanding
  at the end of period                         2,023            2,023            2,023            1,060              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(412)

  Accumulation unit value:
    Beginning of period                       $10.94           $11.51            $9.65            $8.32             N/A
    End of period                             $12.01           $10.94           $11.51            $9.65             N/A
  Accumulation units outstanding
  at the end of period                         6,579            7,426            7,192            4,203             N/A

JNL/MCM Bond Index Division(68)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.86           $10.71           $10.63            $9.95
    End of period                             $10.98           $10.83           $10.86           $10.71           $10.63
  Accumulation units outstanding
  at the end of period                         1,040             944              845              786               -

JNL/MCM Communications Sector
Division(1030)

  Accumulation unit value:
    Beginning of period                        $4.84             N/A              N/A              N/A              N/A
    End of period                              $5.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(93)

  Accumulation unit value:
    Beginning of period                        $8.52            $9.23            $9.17            $7.45            $8.92
    End of period                             $10.80            $8.52            $9.23            $9.17            $7.45
  Accumulation units outstanding
  at the end of period                        14,476           16,366           14,365            7,111              -

JNL/MCM Dow Dividend Division(1143)

  Accumulation unit value:
    Beginning of period                       $10.93             N/A              N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          473              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(446)

  Accumulation unit value:
    Beginning of period                        $8.13            $7.97            $7.32            $6.93             N/A
    End of period                              $9.30            $8.13            $7.97            $7.32             N/A
  Accumulation units outstanding
  at the end of period                          777              733              733              734              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(412)

  Accumulation unit value:
    Beginning of period                       $12.21           $11.33            $9.04            $8.60             N/A
    End of period                             $16.75           $12.21           $11.33            $9.04             N/A
  Accumulation units outstanding
  at the end of period                         7,944            8,462            8,736            3,985             N/A

JNL/MCM Healthcare Sector Division(1030)

  Accumulation unit value:
    Beginning of period                       $11.09             N/A              N/A              N/A              N/A
    End of period                             $11.34             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM International Index Division(400)

  Accumulation unit value:
    Beginning of period                       $14.74           $13.29           $11.37            $9.53             N/A
    End of period                             $18.11           $14.74           $13.29           $11.37             N/A
  Accumulation units outstanding
  at the end of period                         2,141            3,306            1,558            1,596             N/A

JNL/MCM JNL 5 Division(934)

  Accumulation unit value:
    Beginning of period                       $11.79           $11.02             N/A              N/A              N/A
    End of period                             $13.71           $11.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,852            2,696             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(564)

  Accumulation unit value:
    Beginning of period                       $22.39           $16.72           $13.97             N/A              N/A
    End of period                             $26.46           $22.39           $16.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,023            1,008             776              N/A              N/A

JNL/MCM S&P 10 Division(412)

  Accumulation unit value:
    Beginning of period                       $12.87            $9.58            $8.32            $7.59             N/A
    End of period                             $13.18           $12.87            $9.58            $8.32             N/A
  Accumulation units outstanding
  at the end of period                         7,593            8,565            8,625            4,921             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(400)

  Accumulation unit value:
    Beginning of period                       $13.78           $12.57           $11.10            $9.98             N/A
    End of period                             $14.79           $13.78           $12.57           $11.10             N/A
  Accumulation units outstanding
  at the end of period                         1,946            1,920            1,998            2,001             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(68)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.28            $9.54            $7.63           $10.18
    End of period                             $11.82           $10.50           $10.28            $9.54            $7.63
  Accumulation units outstanding
  at the end of period                         8,660            7,355            6,378            6,137              -

JNL/MCM Select Small-Cap Division(412)

  Accumulation unit value:
    Beginning of period                       $18.88           $17.71           $16.07           $14.72             N/A
    End of period                             $20.22           $18.88           $17.71           $16.07             N/A
  Accumulation units outstanding
  at the end of period                         3,574            3,501            3,392            2,322             N/A

JNL/MCM Small Cap Index Division(68)

  Accumulation unit value:
    Beginning of period                       $13.14           $12.89           $11.21            $7.86           $10.24
    End of period                             $15.11           $13.14           $12.89           $11.21            $7.86
  Accumulation units outstanding
  at the end of period                         1,935            2,349            1,986            1,979              -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(691)

  Accumulation unit value:
    Beginning of period                       $15.50           $11.41            $9.74             N/A              N/A
    End of period                             $14.96           $15.50           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,627            4,872            3,040             N/A              N/A

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.06            $9.88             N/A              N/A
    End of period                             $13.04           $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,694            4,857            5,302             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(92)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.02            $9.55            $6.94            $8.99
    End of period                             $14.04           $12.27           $11.02            $9.55            $6.94
  Accumulation units outstanding
  at the end of period                          323              299              299              299               -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(65)

  Accumulation unit value:
    Beginning of period                       $13.27           $13.25           $12.97           $12.65           $12.09
    End of period                             $13.43           $13.27           $13.25           $12.97           $12.65
  Accumulation units outstanding
  at the end of period                         2,452            3,111            3,117            1,859              -

JNL/PPM America High Yield Bond
Division(419)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.50           $13.84             N/A
    End of period                               N/A              N/A            $14.91           $14.50             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               215              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(89)

  Accumulation unit value:
    Beginning of period                       $18.90           $18.41           $17.14           $14.06           $17.65
    End of period                             $20.90           $18.90           $18.41           $17.14           $14.06
  Accumulation units outstanding
  at the end of period                         2,659            2,659            2,659            1,257              -

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division(446)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.84            $9.40             N/A
    End of period                               N/A              N/A             $9.98            $9.84             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               180              N/A

JNL/S&P Core Index 75 Division(104)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.00            $8.08            $9.56
    End of period                               N/A              N/A            $10.16           $10.00            $8.08
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(99)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.06            $7.92           $10.26
    End of period                               N/A              N/A            $10.23           $10.06            $7.92
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Equity Growth Division I(99)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.84            $7.76           $10.08
    End of period                               N/A              N/A             $9.97            $9.84            $7.76
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,907              -

JNL/S&P Managed Aggressive Growth
Division(99)

  Accumulation unit value:
    Beginning of period                       $12.78           $12.04           $10.92            $8.80           $10.91
    End of period                             $14.45           $12.78           $12.04           $10.92            $8.80
  Accumulation units outstanding
  at the end of period                         5,975            5,976            5,976            1,750              -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(73)

  Accumulation unit value:
    Beginning of period                       $12.89           $12.26           $11.24            $9.44           $11.12
    End of period                             $14.39           $12.89           $12.26           $11.24            $9.44
  Accumulation units outstanding
  at the end of period                           -               909              67               41                -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(62)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.97           $11.16            $9.69           $10.64
    End of period                             $13.68           $12.46           $11.97           $11.16            $9.69
  Accumulation units outstanding
  at the end of period                         1,463            1,463            1,463              -                -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(99)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.54            $8.25           $10.68
    End of period                               N/A              N/A            $10.72           $10.54            $8.25
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               169               -

JNL/Select Balanced Division(419)

  Accumulation unit value:
    Beginning of period                       $22.03           $21.38           $19.71           $18.13             N/A
    End of period                             $24.50           $22.03           $21.38           $19.71             N/A
  Accumulation units outstanding
  at the end of period                         8,768            7,562            9,107            4,034             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(384)

  Accumulation unit value:
    Beginning of period                       $24.84           $24.25           $22.19           $19.18             N/A
    End of period                             $25.42           $24.84           $24.25           $22.19             N/A
  Accumulation units outstanding
  at the end of period                         1,902            1,902            1,902             847              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(463)

  Accumulation unit value:
    Beginning of period                       $17.11           $16.16           $14.39           $13.62             N/A
    End of period                             $20.24           $17.11           $16.16           $14.39             N/A
  Accumulation units outstanding
  at the end of period                         1,153             338              327              176              N/A

JNL/T.Rowe Price Established Growth
Division(77)

  Accumulation unit value:
    Beginning of period                       $24.86           $23.95           $22.27           $17.43           $23.16
    End of period                             $27.66           $24.86           $23.95           $22.27           $17.43
  Accumulation units outstanding
  at the end of period                          156              170              158              144               -

JNL/T.Rowe Price Mid-Cap Growth
Division(77)

  Accumulation unit value:
    Beginning of period                       $34.70           $31.08           $26.91           $19.84           $26.30
    End of period                             $36.27           $34.70           $31.08           $26.91           $19.84
  Accumulation units outstanding
  at the end of period                          857             1,013             850              411               -

JNL/T.Rowe Price Value Division(89)

  Accumulation unit value:
    Beginning of period                       $13.25           $12.75           $11.31            $8.90           $11.22
    End of period                             $15.56           $13.25           $12.75           $11.31            $8.90
  Accumulation units outstanding
  at the end of period                          293             1,802             249              249               -

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.35           $12.41           $12.09             N/A              N/A
    End of period                             $13.36           $12.35           $12.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          294              265              265              N/A              N/A

JNL/Western Asset Strategic Bond
Division(446)

  Accumulation unit value:
    Beginning of period                       $17.37           $17.30           $16.53           $16.21             N/A
    End of period                             $17.79           $17.37           $17.30           $16.53             N/A
  Accumulation units outstanding
  at the end of period                          124              103              104              104              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(65)

  Accumulation unit value:
    Beginning of period                       $14.49           $14.47           $14.24           $14.38           $13.33
    End of period                             $14.64           $14.49           $14.47           $14.24           $14.38
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.195%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(462)

  Accumulation unit value:
    Beginning of period                       $11.44           $10.91           $10.14            $9.96             N/A
    End of period                             $12.07           $11.44           $10.91           $10.14             N/A
  Accumulation units outstanding
  at the end of period                         4,073            6,743            5,348            1,674             N/A

JNL/AIM Premier Equity II Division(290)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.27            $7.50             N/A
    End of period                               N/A              N/A             $9.05            $9.27             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               406              N/A

JNL/AIM Real Estate Division(919)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.91             N/A              N/A              N/A
    End of period                             $15.39           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,175             730              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(593)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.63           $11.02             N/A              N/A
    End of period                             $13.82           $12.34           $11.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                          419             2,268            1,973             N/A              N/A

JNL/Alger Growth Division(462)

  Accumulation unit value:
    Beginning of period                       $17.82           $16.22           $15.79           $15.17             N/A
    End of period                             $18.30           $17.82           $16.22           $15.79             N/A
  Accumulation units outstanding
  at the end of period                         1,010            1,041            1,099             734              N/A

JNL/Alliance Capital Growth Division(450)

  Accumulation unit value:
    Beginning of period                         N/A             $9.41            $9.04            $8.83             N/A
    End of period                               N/A             $8.53            $9.41            $9.04             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              6,429             231              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(462)

  Accumulation unit value:
    Beginning of period                       $16.27           $16.09           $15.47           $14.73             N/A
    End of period                             $17.89           $16.27           $16.09           $15.47             N/A
  Accumulation units outstanding
  at the end of period                         1,490            1,593            1,532             754              N/A

JNL/Eagle SmallCap Equity Division(415)

  Accumulation unit value:
    Beginning of period                       $18.38           $18.32           $15.77           $15.22             N/A
    End of period                             $21.59           $18.38           $18.32           $15.77             N/A
  Accumulation units outstanding
  at the end of period                         2,386             922             1,519             670              N/A

JNL/FMR Balanced Division(268)

  Accumulation unit value:
    Beginning of period                       $10.58            $9.82            $9.18            $7.94             N/A
    End of period                             $11.47           $10.58            $9.82            $9.18             N/A
  Accumulation units outstanding
  at the end of period                         2,045            2,907            2,159            2,425             N/A

JNL/FMR MidCap Equity Division(1122)

  Accumulation unit value:
    Beginning of period                       $19.62             N/A              N/A              N/A              N/A
    End of period                             $22.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          19               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1116)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,210             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(848)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.46             N/A              N/A              N/A
    End of period                             $12.52           $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,741            1,547             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(894)

  Accumulation unit value:
    Beginning of period                       $11.23           $10.92             N/A              N/A              N/A
    End of period                             $12.71           $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,844            2,020             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1202)

  Accumulation unit value:
    Beginning of period                       $10.15             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          367              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(450)

  Accumulation unit value:
    Beginning of period                       $13.52           $12.49           $10.97           $10.11             N/A
    End of period                             $16.22           $13.52           $12.49           $10.97             N/A
  Accumulation units outstanding
  at the end of period                         9,033            3,038            2,910             202              N/A

JNL/JPMorgan International Value
Division(290)

  Accumulation unit value:
    Beginning of period                       $11.50            $9.91            $8.27            $5.50             N/A
    End of period                             $14.85           $11.50            $9.91            $8.27             N/A
  Accumulation units outstanding
  at the end of period                         9,881            2,299             251              755              N/A

JNL/Lazard Emerging Markets Division(1076)

  Accumulation unit value:
    Beginning of period                        $8.77             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,168             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(290)

  Accumulation unit value:
    Beginning of period                       $17.38           $16.33           $13.38           $10.29             N/A
    End of period                             $19.48           $17.38           $16.33           $13.38             N/A
  Accumulation units outstanding
  at the end of period                        11,714            9,013            6,645            1,136             N/A

JNL/Lazard Small Cap Value Division(290)

  Accumulation unit value:
    Beginning of period                       $14.19           $13.86           $12.28            $8.65             N/A
    End of period                             $16.22           $14.19           $13.86           $12.28             N/A
  Accumulation units outstanding
  at the end of period                         4,121            5,633            5,741            1,237             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(290)

  Accumulation unit value:
    Beginning of period                       $10.92           $11.50            $9.64            $6.84             N/A
    End of period                             $11.99           $10.92           $11.50            $9.64             N/A
  Accumulation units outstanding
  at the end of period                        20,483           21,773           28,233           22,999             N/A

JNL/MCM Bond Index Division(386)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.86           $10.71           $10.57             N/A
    End of period                             $10.97           $10.82           $10.86           $10.71             N/A
  Accumulation units outstanding
  at the end of period                        31,216            8,166            6,662            5,624             N/A

JNL/MCM Communications Sector
Division(1041)

  Accumulation unit value:
    Beginning of period                        $4.97             N/A              N/A              N/A              N/A
    End of period                              $5.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,962             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(1214)

  Accumulation unit value:
    Beginning of period                       $11.09             N/A              N/A              N/A              N/A
    End of period                             $11.07             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          556              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(289)

  Accumulation unit value:
    Beginning of period                        $8.51            $9.22            $9.16            $6.70             N/A
    End of period                             $10.78            $8.51            $9.22            $9.16             N/A
  Accumulation units outstanding
  at the end of period                        39,947           39,369           29,707           32,009             N/A

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,363             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(268)

  Accumulation unit value:
    Beginning of period                        $8.12            $7.96            $7.31            $5.38             N/A
    End of period                              $9.28            $8.12            $7.96            $7.31             N/A
  Accumulation units outstanding
  at the end of period                         4,923            4,125            3,850            4,070             N/A

JNL/MCM Financial Sector Division(933)

  Accumulation unit value:
    Beginning of period                       $12.08           $11.09             N/A              N/A              N/A
    End of period                             $14.03           $12.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,323             364              N/A              N/A              N/A

JNL/MCM Global 15 Division(384)

  Accumulation unit value:
    Beginning of period                       $12.19           $11.31            $9.03            $7.70             N/A
    End of period                             $16.72           $12.19           $11.31            $9.03             N/A
  Accumulation units outstanding
  at the end of period                        41,338           25,778           22,226           18,197             N/A

JNL/MCM Healthcare Sector Division(699)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.34            $9.82             N/A              N/A
    End of period                             $11.32           $10.89           $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,821            1,139             306              N/A              N/A

JNL/MCM International Index Division(290)

  Accumulation unit value:
    Beginning of period                       $14.73           $13.28           $11.36            $7.81             N/A
    End of period                             $18.09           $14.73           $13.28           $11.36             N/A
  Accumulation units outstanding
  at the end of period                        15,475            7,068            5,193            1,992             N/A

JNL/MCM JNL 5 Division(706)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.89           $10.35             N/A              N/A
    End of period                             $13.70           $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        303,080          54,981            1,419             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1103)

  Accumulation unit value:
    Beginning of period                        $9.46             N/A              N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,420             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(810)

  Accumulation unit value:
    Beginning of period                       $10.47            $9.14             N/A              N/A              N/A
    End of period                             $10.73           $10.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,138            6,483             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(683)

  Accumulation unit value:
    Beginning of period                       $22.35           $16.70           $15.99             N/A              N/A
    End of period                             $26.41           $22.35           $16.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,631            4,748            3,042             N/A              N/A

JNL/MCM S&P 10 Division(289)

  Accumulation unit value:
    Beginning of period                       $12.84            $9.56            $8.31            $6.81             N/A
    End of period                             $13.15           $12.84            $9.56            $8.31             N/A
  Accumulation units outstanding
  at the end of period                        39,072           30,037           32,052           24,543             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(290)

  Accumulation unit value:
    Beginning of period                       $13.76           $12.56           $11.09            $8.05             N/A
    End of period                             $14.77           $13.76           $12.56           $11.09             N/A
  Accumulation units outstanding
  at the end of period                        17,438           10,025           14,269            4,881             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(289)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.27            $9.54            $7.47             N/A
    End of period                             $11.80           $10.49           $10.27            $9.54             N/A
  Accumulation units outstanding
  at the end of period                        36,029           29,589           29,523           20,093             N/A

JNL/MCM Select Small-Cap Division(289)

  Accumulation unit value:
    Beginning of period                       $18.85           $17.68           $16.06           $10.82             N/A
    End of period                             $20.19           $18.85           $17.68           $16.06             N/A
  Accumulation units outstanding
  at the end of period                        14,818           13,341           13,596           11,696             N/A

JNL/MCM Small Cap Index Division(268)

  Accumulation unit value:
    Beginning of period                       $13.13           $12.88           $11.21            $7.26             N/A
    End of period                             $15.09           $13.13           $12.88           $11.21             N/A
  Accumulation units outstanding
  at the end of period                        13,648           10,418           14,755            5,988             N/A

JNL/MCM Technology Sector Division(699)

  Accumulation unit value:
    Beginning of period                        $5.51            $5.50            $5.25             N/A              N/A
    End of period                              $5.89            $5.51            $5.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,984            1,105             567              N/A              N/A

JNL/MCM Value Line 25 Division(706)

  Accumulation unit value:
    Beginning of period                       $15.49           $11.41           $10.68             N/A              N/A
    End of period                             $14.95           $15.49           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,418           18,276             344              N/A              N/A

JNL/MCM VIP Division(810)

  Accumulation unit value:
    Beginning of period                       $11.88           $10.42             N/A              N/A              N/A
    End of period                             $13.03           $11.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,602            2,683             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(462)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.01            $9.54            $8.89             N/A
    End of period                             $14.02           $12.25           $11.01            $9.54             N/A
  Accumulation units outstanding
  at the end of period                        15,702            8,569            4,160            1,011             N/A

JNL/Oppenheimer Growth Division(450)

  Accumulation unit value:
    Beginning of period                        $8.51            $7.97            $7.82            $7.73             N/A
    End of period                              $8.73            $8.51            $7.97            $7.82             N/A
  Accumulation units outstanding
  at the end of period                          273              291              310              330              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(283)

  Accumulation unit value:
    Beginning of period                       $13.24           $13.23           $12.95           $12.88             N/A
    End of period                             $13.40           $13.24           $13.23           $12.95             N/A
  Accumulation units outstanding
  at the end of period                        45,253           38,700           36,555           10,258             N/A

JNL/PPM America High Yield Bond
Division(291)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.47           $12.87             N/A
    End of period                               N/A              N/A            $14.88           $14.47             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,646             N/A

JNL/Putnam Equity Division(653)

  Accumulation unit value:
    Beginning of period                       $19.90           $18.70           $16.66             N/A              N/A
    End of period                             $22.14           $19.90           $18.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          90               915             3,248             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(290)

  Accumulation unit value:
    Beginning of period                        $8.01            $7.30            $6.29            $4.85             N/A
    End of period                              $8.29            $8.01            $7.30            $6.29             N/A
  Accumulation units outstanding
  at the end of period                         7,879            3,594            2,500             585              N/A

JNL/Putnam Value Equity Division(526)

  Accumulation unit value:
    Beginning of period                       $18.87           $18.38           $17.78             N/A              N/A
    End of period                             $20.86           $18.87           $18.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          871              831              832              N/A              N/A

JNL/S&P Core Index 100 Division(294)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.13            $8.31             N/A
    End of period                               N/A              N/A            $10.26           $10.13             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              7,199             N/A

JNL/S&P Core Index 50 Division(294)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.83            $7.46             N/A
    End of period                               N/A              N/A             $9.97            $9.83             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              7,983             N/A

JNL/S&P Core Index 75 Division(294)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.00            $7.89             N/A
    End of period                               N/A              N/A            $10.15           $10.00             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              7,565             N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(467)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.83            $9.47             N/A
    End of period                               N/A              N/A             $9.96            $9.83             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,648             N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.75           $12.02           $11.06             N/A              N/A
    End of period                             $14.42           $12.75           $12.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,090           54,299           55,319             N/A              N/A

JNL/S&P Managed Conservative Division(711)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.30           $10.17             N/A              N/A
    End of period                             $11.02           $10.45           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,037           14,379            5,030             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(283)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.24           $11.23            $9.06             N/A
    End of period                             $14.36           $12.86           $12.24           $11.23             N/A
  Accumulation units outstanding
  at the end of period                        167,693          156,828          153,479          35,824             N/A

JNL/S&P Managed Moderate Division(711)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.48           $10.27             N/A              N/A
    End of period                             $11.63           $10.77           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,209           31,546            4,982             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(318)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.95           $11.15            $9.92             N/A
    End of period                             $13.65           $12.44           $11.95           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        65,413           60,583           55,588           25,521             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(420)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.52            $9.50             N/A
    End of period                               N/A              N/A            $10.71           $10.52             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             33,582             N/A

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                       $21.97           $21.33           $19.66           $17.62             N/A
    End of period                             $24.43           $21.97           $21.33           $19.66             N/A
  Accumulation units outstanding
  at the end of period                         6,755            7,477            5,560             424              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(493)

  Accumulation unit value:
    Beginning of period                       $24.77           $24.19           $22.73             N/A              N/A
    End of period                             $25.35           $24.77           $24.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          803             3,758            2,020             N/A              N/A

JNL/Select Money Market Division(467)

  Accumulation unit value:
    Beginning of period                       $11.39           $11.33           $11.49           $11.51             N/A
    End of period                             $11.64           $11.39           $11.33           $11.49             N/A
  Accumulation units outstanding
  at the end of period                         7,491           30,172            2,097             655              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(462)

  Accumulation unit value:
    Beginning of period                       $17.09           $16.15           $14.39           $13.53             N/A
    End of period                             $20.22           $17.09           $16.15           $14.39             N/A
  Accumulation units outstanding
  at the end of period                         8,469            4,749            4,151             820              N/A

JNL/T.Rowe Price Established Growth
Division(450)

  Accumulation unit value:
    Beginning of period                       $24.79           $23.89           $22.22           $20.98             N/A
    End of period                             $27.58           $24.79           $23.89           $22.22             N/A
  Accumulation units outstanding
  at the end of period                         6,825            4,042            3,376             850              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(268)

  Accumulation unit value:
    Beginning of period                       $34.61           $31.01           $26.85           $18.26             N/A
    End of period                             $36.16           $34.61           $31.01           $26.85             N/A
  Accumulation units outstanding
  at the end of period                         3,711            5,290            5,583            2,004             N/A

JNL/T.Rowe Price Value Division(290)

  Accumulation unit value:
    Beginning of period                       $13.23           $12.74           $11.30            $8.37             N/A
    End of period                             $15.53           $13.23           $12.74           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        12,336           11,539           10,644            3,396             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.33           $12.39           $12.07             N/A              N/A
    End of period                             $13.33           $12.33           $12.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,094           12,403           10,075             N/A              N/A

JNL/Western Asset Strategic Bond
Division(462)

  Accumulation unit value:
    Beginning of period                       $17.32           $17.26           $16.50           $16.30             N/A
    End of period                             $17.74           $17.32           $17.26           $16.50             N/A
  Accumulation units outstanding
  at the end of period                        15,279            9,992            6,786            1,175             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(305)

  Accumulation unit value:
    Beginning of period                       $14.45           $14.43           $14.21           $14.39             N/A
    End of period                             $14.60           $14.45           $14.43           $14.21             N/A
  Accumulation units outstanding
  at the end of period                         5,217            1,687            1,822            1,388             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.20%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(349)

  Accumulation unit value:
    Beginning of period                       $11.44           $10.90           $10.13            $9.20             N/A
    End of period                             $12.07           $11.44           $10.90           $10.13             N/A
  Accumulation units outstanding
  at the end of period                        22,892           26,838           10,335            2,366             N/A

JNL/AIM Premier Equity II Division(469)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.27            $8.90             N/A
    End of period                               N/A              N/A             $9.05            $9.27             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               331              N/A

JNL/AIM Real Estate Division(845)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.63             N/A              N/A              N/A
    End of period                             $15.38           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,450           41,700             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(349)

  Accumulation unit value:
    Beginning of period                       $12.33           $11.63           $11.13            $9.47             N/A
    End of period                             $13.82           $12.33           $11.63           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        10,365           11,163            1,292             166              N/A

JNL/Alger Growth Division(441)

  Accumulation unit value:
    Beginning of period                       $17.81           $16.21           $15.78           $14.74             N/A
    End of period                             $18.29           $17.81           $16.21           $15.78             N/A
  Accumulation units outstanding
  at the end of period                        15,184            6,700             708              118              N/A

JNL/Alliance Capital Growth Division(512)

  Accumulation unit value:
    Beginning of period                         N/A             $9.40            $9.19             N/A              N/A
    End of period                               N/A             $8.53            $9.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,321             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(398)

  Accumulation unit value:
    Beginning of period                       $16.27           $16.09           $15.47           $14.09             N/A
    End of period                             $17.88           $16.27           $16.09           $15.47             N/A
  Accumulation units outstanding
  at the end of period                        11,438           15,517            6,380            1,408             N/A

JNL/Eagle SmallCap Equity Division(398)

  Accumulation unit value:
    Beginning of period                       $18.37           $18.32           $15.76           $14.50             N/A
    End of period                             $21.58           $18.37           $18.32           $15.76             N/A
  Accumulation units outstanding
  at the end of period                        10,598            8,299            3,898            1,130             N/A

JNL/FMR Balanced Division(427)

  Accumulation unit value:
    Beginning of period                       $10.58            $9.82            $9.17            $8.80             N/A
    End of period                             $11.46           $10.58            $9.82            $9.17             N/A
  Accumulation units outstanding
  at the end of period                        38,820           47,326           15,423            7,078             N/A

JNL/FMR MidCap Equity Division(469)

  Accumulation unit value:
    Beginning of period                       $20.20           $19.45           $16.85           $16.39             N/A
    End of period                             $22.14           $20.20           $19.45           $16.85             N/A
  Accumulation units outstanding
  at the end of period                         1,988            1,631            2,465             180              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1087)

  Accumulation unit value:
    Beginning of period                        $9.93             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,854             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(838)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.28             N/A              N/A              N/A
    End of period                             $12.52           $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,922           33,419             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(838)

  Accumulation unit value:
    Beginning of period                       $11.23           $10.34             N/A              N/A              N/A
    End of period                             $12.71           $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,907           37,241             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,336             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(537)

  Accumulation unit value:
    Beginning of period                       $13.52           $12.48           $11.03             N/A              N/A
    End of period                             $16.21           $13.52           $12.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,148            9,183            1,506             N/A              N/A

JNL/JPMorgan International Value
Division(445)

  Accumulation unit value:
    Beginning of period                       $11.49            $9.91            $8.27            $7.54             N/A
    End of period                             $14.84           $11.49            $9.91            $8.27             N/A
  Accumulation units outstanding
  at the end of period                        47,947           38,298           13,354            1,986             N/A

JNL/Lazard Emerging Markets Division(1138)

  Accumulation unit value:
    Beginning of period                        $9.20             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          536              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(441)

  Accumulation unit value:
    Beginning of period                       $17.38           $16.33           $13.38           $12.55             N/A
    End of period                             $19.48           $17.38           $16.33           $13.38             N/A
  Accumulation units outstanding
  at the end of period                        39,623           41,354           12,175            2,341             N/A

JNL/Lazard Small Cap Value Division(441)

  Accumulation unit value:
    Beginning of period                       $14.19           $13.86           $12.28           $11.28             N/A
    End of period                             $16.21           $14.19           $13.86           $12.28             N/A
  Accumulation units outstanding
  at the end of period                        33,423           36,843            8,226            1,454             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(201)

  Accumulation unit value:
    Beginning of period                       $10.92           $11.49            $9.64            $7.42            $6.96
    End of period                             $11.98           $10.92           $11.49            $9.64            $7.42
  Accumulation units outstanding
  at the end of period                        262,128          258,526          94,251            5,195              -

JNL/MCM Bond Index Division(201)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.85           $10.71           $10.63           $10.52
    End of period                             $10.97           $10.81           $10.85           $10.71           $10.63
  Accumulation units outstanding
  at the end of period                        54,651           56,047           23,911            1,361              -

JNL/MCM Communications Sector
Division(707)

  Accumulation unit value:
    Beginning of period                        $4.31            $4.37            $4.26             N/A              N/A
    End of period                              $5.74            $4.31            $4.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,694           13,510            5,148             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(791)

  Accumulation unit value:
    Beginning of period                        $9.97           $10.01             N/A              N/A              N/A
    End of period                             $11.07            $9.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,622            5,348             N/A              N/A              N/A

JNL/MCM Dow 10 Division(201)

  Accumulation unit value:
    Beginning of period                        $8.51            $9.22            $9.16            $7.45            $6.33
    End of period                             $10.78            $8.51            $9.22            $9.16            $7.45
  Accumulation units outstanding
  at the end of period                        312,503          312,995          113,776           9,833              -

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,082             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(420)

  Accumulation unit value:
    Beginning of period                        $8.12            $7.96            $7.31            $6.55             N/A
    End of period                              $9.28            $8.12            $7.96            $7.31             N/A
  Accumulation units outstanding
  at the end of period                        10,544           10,360            2,127            1,174             N/A

JNL/MCM Financial Sector Division(490)

  Accumulation unit value:
    Beginning of period                       $12.08           $11.64           $10.50             N/A              N/A
    End of period                             $14.02           $12.08           $11.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,407           32,034             653              N/A              N/A

JNL/MCM Global 15 Division(201)

  Accumulation unit value:
    Beginning of period                       $12.19           $11.31            $9.02            $6.93            $6.70
    End of period                             $16.71           $12.19           $11.31            $9.02            $6.93
  Accumulation units outstanding
  at the end of period                        292,577          291,368          93,438            6,629              -

JNL/MCM Healthcare Sector Division(490)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.34           $10.39             N/A              N/A
    End of period                             $11.32           $10.89           $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,344           56,002             695              N/A              N/A

JNL/MCM International Index Division(201)

  Accumulation unit value:
    Beginning of period                       $14.72           $13.28           $11.36            $8.46            $7.94
    End of period                             $18.09           $14.72           $13.28           $11.36            $8.46
  Accumulation units outstanding
  at the end of period                        105,616          110,731          30,885            2,553              -

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.89            $9.70             N/A              N/A
    End of period                             $13.70           $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,122,193        1,148,802         65,365             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1062)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,397             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(700)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.81           $10.40             N/A              N/A
    End of period                             $10.73           $10.47           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,663           42,377            7,952             N/A              N/A

JNL/MCM Oil & Gas Sector Division(490)

  Accumulation unit value:
    Beginning of period                       $22.34           $16.70           $12.83             N/A              N/A
    End of period                             $26.40           $22.34           $16.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,514           56,854            5,333             N/A              N/A

JNL/MCM S&P 10 Division(201)

  Accumulation unit value:
    Beginning of period                       $12.84            $9.56            $8.31            $7.14            $7.51
    End of period                             $13.15           $12.84            $9.56            $8.31            $7.14
  Accumulation units outstanding
  at the end of period                        219,539          239,543          91,266            6,177              -

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                        $9.66             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(201)

  Accumulation unit value:
    Beginning of period                       $13.76           $12.56           $11.09            $8.43            $7.67
    End of period                             $14.77           $13.76           $12.56           $11.09            $8.43
  Accumulation units outstanding
  at the end of period                        107,410          110,421          60,222            2,741              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(186)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.27            $9.54            $7.63            $7.75
    End of period                             $11.80           $10.48           $10.27            $9.54            $7.63
  Accumulation units outstanding
  at the end of period                        235,074          246,004          98,001           12,208              -

JNL/MCM Select Small-Cap Division(201)

  Accumulation unit value:
    Beginning of period                       $18.84           $17.68           $16.05           $11.09           $10.08
    End of period                             $20.18           $18.84           $17.68           $16.05           $11.09
  Accumulation units outstanding
  at the end of period                        150,905          152,752          55,662            3,188              -

JNL/MCM Small Cap Index Division(201)

  Accumulation unit value:
    Beginning of period                       $13.13           $12.87           $11.21            $7.85            $7.20
    End of period                             $15.09           $13.13           $12.87           $11.21            $7.85
  Accumulation units outstanding
  at the end of period                        100,681          104,908          34,785            2,028              -

JNL/MCM Technology Sector Division(501)

  Accumulation unit value:
    Beginning of period                        $5.51            $5.49            $5.91             N/A              N/A
    End of period                              $5.89            $5.51            $5.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,791           35,450            1,079             N/A              N/A

JNL/MCM Value Line 25 Division(683)

  Accumulation unit value:
    Beginning of period                       $15.49           $11.41            $9.51             N/A              N/A
    End of period                             $14.95           $15.49           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        224,533          205,269          18,965             N/A              N/A

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.06           $10.76             N/A              N/A
    End of period                             $13.03           $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,580           79,316            6,389             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(469)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.01            $9.54            $9.10             N/A
    End of period                             $14.02           $12.25           $11.01            $9.54             N/A
  Accumulation units outstanding
  at the end of period                        30,491           28,731           15,624             648              N/A

JNL/Oppenheimer Growth Division(441)

  Accumulation unit value:
    Beginning of period                        $8.51            $7.97            $7.81            $7.69             N/A
    End of period                              $8.73            $8.51            $7.97            $7.81             N/A
  Accumulation units outstanding
  at the end of period                         6,194            8,193            5,716             226              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(186)

  Accumulation unit value:
    Beginning of period                       $13.24           $13.22           $12.94           $12.63           $12.40
    End of period                             $13.40           $13.24           $13.22           $12.94           $12.63
  Accumulation units outstanding
  at the end of period                        107,983          115,759          23,442            5,063              -

JNL/PPM America High Yield Bond
Division(429)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.47           $13.94             N/A
    End of period                               N/A              N/A            $14.87           $14.47             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,423             N/A

JNL/Putnam Equity Division(927)

  Accumulation unit value:
    Beginning of period                       $19.89           $18.56             N/A              N/A              N/A
    End of period                             $22.13           $19.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,346             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(349)

  Accumulation unit value:
    Beginning of period                        $8.01            $7.30            $6.29            $5.66             N/A
    End of period                              $8.28            $8.01            $7.30            $6.29             N/A
  Accumulation units outstanding
  at the end of period                        13,588           13,410            1,985             630              N/A

JNL/Putnam Value Equity Division(398)

  Accumulation unit value:
    Beginning of period                       $18.84           $18.36           $17.10           $15.40             N/A
    End of period                             $20.83           $18.84           $18.36           $17.10             N/A
  Accumulation units outstanding
  at the end of period                         5,859            5,908            2,424             358              N/A

JNL/S&P Core Index 100 Division(186)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.13            $8.48            $8.53
    End of period                               N/A              N/A            $10.26           $10.13            $8.48
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(398)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.05            $9.04             N/A
    End of period                               N/A              N/A            $10.21           $10.05             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               203              N/A

JNL/S&P Equity Growth Division I(157)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.82            $7.75            $7.49
    End of period                               N/A              N/A             $9.95            $9.82            $7.75
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,621              -

JNL/S&P Managed Aggressive Growth
Division(480)

  Accumulation unit value:
    Beginning of period                       $12.75           $12.01           $10.91           $10.75             N/A
    End of period                             $14.41           $12.75           $12.01           $10.91             N/A
  Accumulation units outstanding
  at the end of period                        97,736           113,301          85,611            6,837             N/A

JNL/S&P Managed Conservative Division(691)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.30            $9.98             N/A              N/A
    End of period                             $11.02           $10.45           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,714           45,016            1,761             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(212)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.23           $11.23            $9.43            $9.33
    End of period                             $14.36           $12.86           $12.23           $11.23            $9.43
  Accumulation units outstanding
  at the end of period                        99,618           72,746           32,748           13,926              -

JNL/S&P Managed Moderate Division(696)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.48           $10.03             N/A              N/A
    End of period                             $11.63           $10.77           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        100,725          110,581          22,570             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(186)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.94           $11.14            $9.67            $9.66
    End of period                             $13.65           $12.44           $11.94           $11.14            $9.67
  Accumulation units outstanding
  at the end of period                        384,135          394,244          127,551           2,037              -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1079)

  Accumulation unit value:
    Beginning of period                        $9.93             N/A              N/A              N/A              N/A
    End of period                             $10.52             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(538)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.69             N/A              N/A
    End of period                               N/A              N/A            $10.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(420)

  Accumulation unit value:
    Beginning of period                       $21.96           $21.32           $19.66           $18.15             N/A
    End of period                             $24.42           $21.96           $21.32           $19.66             N/A
  Accumulation units outstanding
  at the end of period                        52,695           43,383           11,704            1,567             N/A

JNL/Select Global Growth Division(707)

  Accumulation unit value:
    Beginning of period                       $21.42           $21.49           $21.02             N/A              N/A
    End of period                             $23.75           $21.42           $21.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,910            1,887            1,033             N/A              N/A

JNL/Select Large Cap Growth Division(441)

  Accumulation unit value:
    Beginning of period                       $24.76           $24.18           $22.13           $20.61             N/A
    End of period                             $25.34           $24.76           $24.18           $22.13             N/A
  Accumulation units outstanding
  at the end of period                         9,374            9,370            1,777             67               N/A

JNL/Select Money Market Division(334)

  Accumulation unit value:
    Beginning of period                       $11.38           $11.33           $11.49           $11.62             N/A
    End of period                             $11.64           $11.38           $11.33           $11.49             N/A
  Accumulation units outstanding
  at the end of period                        32,016           68,987           20,462              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(440)

  Accumulation unit value:
    Beginning of period                       $17.09           $16.15           $14.39           $13.06             N/A
    End of period                             $20.22           $17.09           $16.15           $14.39             N/A
  Accumulation units outstanding
  at the end of period                        16,020           18,835            1,896             613              N/A

JNL/T.Rowe Price Established Growth
Division(420)

  Accumulation unit value:
    Beginning of period                       $24.78           $23.87           $22.21           $20.17             N/A
    End of period                             $27.56           $24.78           $23.87           $22.21             N/A
  Accumulation units outstanding
  at the end of period                        22,334           16,369            1,392             191              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(420)

  Accumulation unit value:
    Beginning of period                       $34.59           $30.99           $26.84           $24.09             N/A
    End of period                             $36.14           $34.59           $30.99           $26.84             N/A
  Accumulation units outstanding
  at the end of period                        24,599           20,617            7,459             336              N/A

JNL/T.Rowe Price Value Division(420)

  Accumulation unit value:
    Beginning of period                       $13.22           $12.73           $11.30           $10.00             N/A
    End of period                             $15.53           $13.22           $12.73           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        88,264           88,054           25,763            2,427             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.32           $12.39           $12.06             N/A              N/A
    End of period                             $13.32           $12.32           $12.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        76,073           69,162           12,011             N/A              N/A

JNL/Western Asset Strategic Bond
Division(430)

  Accumulation unit value:
    Beginning of period                       $17.31           $17.25           $16.49           $16.19             N/A
    End of period                             $17.73           $17.31           $17.25           $16.49             N/A
  Accumulation units outstanding
  at the end of period                        30,593           27,254            3,704            1,547             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(420)

  Accumulation unit value:
    Beginning of period                       $14.45           $14.43           $14.20           $14.21             N/A
    End of period                             $14.59           $14.45           $14.43           $14.20             N/A
  Accumulation units outstanding
  at the end of period                        27,543           30,217            2,777            1,536             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.205%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(872)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.87             N/A              N/A              N/A
    End of period                             $10.96           $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(872)

  Accumulation unit value:
    Beginning of period                       $14.72           $13.09             N/A              N/A              N/A
    End of period                             $18.08           $14.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(872)

  Accumulation unit value:
    Beginning of period                       $13.76           $13.24             N/A              N/A              N/A
    End of period                             $14.76           $13.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(872)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.29             N/A              N/A              N/A
    End of period                             $11.80           $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(872)

  Accumulation unit value:
    Beginning of period                       $13.12           $12.92             N/A              N/A              N/A
    End of period                             $15.08           $13.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(967)

  Accumulation unit value:
    Beginning of period                       $12.74           $12.79             N/A              N/A              N/A
    End of period                             $14.41           $12.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,187            2,225             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(967)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.89             N/A              N/A              N/A
    End of period                             $14.35           $12.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,192            2,208             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(967)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.76             N/A              N/A              N/A
    End of period                             $11.63           $10.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,697            2,646             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(967)

  Accumulation unit value:
    Beginning of period                       $12.43           $12.44             N/A              N/A              N/A
    End of period                             $13.64           $12.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,303            2,288             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.21%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(303)

  Accumulation unit value:
    Beginning of period                       $11.43           $10.90           $10.13            $8.17             N/A
    End of period                             $12.06           $11.43           $10.90           $10.13             N/A
  Accumulation units outstanding
  at the end of period                        43,419           62,310           15,884           12,678             N/A

JNL/AIM Premier Equity II Division(457)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.30            $8.70             N/A
    End of period                               N/A              N/A             $9.08            $9.30             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,310             N/A

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.22             N/A              N/A              N/A
    End of period                             $15.38           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        229,677          54,243             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(288)

  Accumulation unit value:
    Beginning of period                       $12.33           $11.63           $11.13            $7.64             N/A
    End of period                             $13.81           $12.33           $11.63           $11.13             N/A
  Accumulation units outstanding
  at the end of period                         7,307           21,542            1,940            2,836             N/A

JNL/Alger Growth Division(309)

  Accumulation unit value:
    Beginning of period                       $17.79           $16.20           $15.77           $12.23             N/A
    End of period                             $18.27           $17.79           $16.20           $15.77             N/A
  Accumulation units outstanding
  at the end of period                        13,977           14,250            9,897            6,349             N/A

JNL/Alliance Capital Growth Division(306)

  Accumulation unit value:
    Beginning of period                         N/A             $9.40            $9.04            $7.53             N/A
    End of period                               N/A             $8.52            $9.40            $9.04             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,221            5,912             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(278)

  Accumulation unit value:
    Beginning of period                       $16.25           $16.07           $15.45           $12.15             N/A
    End of period                             $17.86           $16.25           $16.07           $15.45             N/A
  Accumulation units outstanding
  at the end of period                        27,512           31,645           19,145            9,880             N/A

JNL/Eagle SmallCap Equity Division(284)

  Accumulation unit value:
    Beginning of period                       $18.35           $18.30           $15.75            $9.98             N/A
    End of period                             $21.56           $18.35           $18.30           $15.75             N/A
  Accumulation units outstanding
  at the end of period                        24,447           13,977           10,853           12,417             N/A

JNL/FMR Balanced Division(269)

  Accumulation unit value:
    Beginning of period                       $10.57            $9.82            $9.17            $7.99             N/A
    End of period                             $11.46           $10.57            $9.82            $9.17             N/A
  Accumulation units outstanding
  at the end of period                        101,454          107,825          31,011           20,451             N/A

JNL/FMR MidCap Equity Division(371)

  Accumulation unit value:
    Beginning of period                       $20.18           $19.43           $16.84           $14.87             N/A
    End of period                             $22.12           $20.18           $19.43           $16.84             N/A
  Accumulation units outstanding
  at the end of period                         8,103           11,909             714               -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1097)

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,330             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(829)

  Accumulation unit value:
    Beginning of period                       $10.87            $9.83             N/A              N/A              N/A
    End of period                             $12.52           $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,592           34,142             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(827)

  Accumulation unit value:
    Beginning of period                       $11.22           $10.15             N/A              N/A              N/A
    End of period                             $12.71           $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        73,254           50,331             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,904             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(316)

  Accumulation unit value:
    Beginning of period                       $13.50           $12.47           $10.96            $8.40             N/A
    End of period                             $16.19           $13.50           $12.47           $10.96             N/A
  Accumulation units outstanding
  at the end of period                        46,355           21,646            3,347            3,855             N/A

JNL/JPMorgan International Value
Division(376)

  Accumulation unit value:
    Beginning of period                       $11.48            $9.90            $8.26            $6.78             N/A
    End of period                             $14.83           $11.48            $9.90            $8.26             N/A
  Accumulation units outstanding
  at the end of period                        293,719          150,980          68,114            3,079             N/A

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,267             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(284)

  Accumulation unit value:
    Beginning of period                       $17.36           $16.31           $13.37            $9.79             N/A
    End of period                             $19.46           $17.36           $16.31           $13.37             N/A
  Accumulation units outstanding
  at the end of period                        82,491           82,755           34,142           19,274             N/A

JNL/Lazard Small Cap Value Division(368)

  Accumulation unit value:
    Beginning of period                       $14.17           $13.85           $12.27           $10.59             N/A
    End of period                             $16.19           $14.17           $13.85           $12.27             N/A
  Accumulation units outstanding
  at the end of period                        61,403           74,621           35,357           11,504             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(288)

  Accumulation unit value:
    Beginning of period                       $10.91           $11.49            $9.63            $6.59             N/A
    End of period                             $11.98           $10.91           $11.49            $9.63             N/A
  Accumulation units outstanding
  at the end of period                       1,262,549        1,253,129         322,132          110,530            N/A

JNL/MCM Bond Index Division(274)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.85           $10.70           $10.67             N/A
    End of period                             $10.96           $10.81           $10.85           $10.70             N/A
  Accumulation units outstanding
  at the end of period                        489,902          455,670          71,649           15,170             N/A

JNL/MCM Communications Sector
Division(548)

  Accumulation unit value:
    Beginning of period                        $4.31            $4.37            $3.96             N/A              N/A
    End of period                              $5.74            $4.31            $4.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        130,824          36,199            9,595             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(712)

  Accumulation unit value:
    Beginning of period                        $9.97           $10.44           $10.13             N/A              N/A
    End of period                             $11.06            $9.97           $10.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,680           25,320            3,949             N/A              N/A

JNL/MCM Dow 10 Division(284)

  Accumulation unit value:
    Beginning of period                        $8.50            $9.21            $9.15            $6.22             N/A
    End of period                             $10.77            $8.50            $9.21            $9.15             N/A
  Accumulation units outstanding
  at the end of period                       1,462,591        1,366,974         364,716          122,260            N/A

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        302,572            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(358)

  Accumulation unit value:
    Beginning of period                        $8.11            $7.95            $7.31            $6.42             N/A
    End of period                              $9.27            $8.11            $7.95            $7.31             N/A
  Accumulation units outstanding
  at the end of period                        95,344           83,234           26,404            7,087             N/A

JNL/MCM Financial Sector Division(490)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.63           $10.50             N/A              N/A
    End of period                             $14.01           $12.07           $11.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,837           27,773            4,538             N/A              N/A

JNL/MCM Global 15 Division(284)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.30            $9.02            $5.81             N/A
    End of period                             $16.70           $12.18           $11.30            $9.02             N/A
  Accumulation units outstanding
  at the end of period                       1,287,683        1,285,161         314,305          85,962             N/A

JNL/MCM Healthcare Sector Division(569)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.34           $10.45             N/A              N/A
    End of period                             $11.31           $10.88           $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        101,724          93,327            9,343             N/A              N/A

JNL/MCM International Index Division(274)

  Accumulation unit value:
    Beginning of period                       $14.72           $13.28           $11.36            $8.00             N/A
    End of period                             $18.08           $14.72           $13.28           $11.36             N/A
  Accumulation units outstanding
  at the end of period                        527,690          459,652          76,673           27,309             N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.89            $9.62             N/A              N/A
    End of period                             $13.70           $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                       4,223,080        3,107,143         234,785            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        206,694            N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.81           $10.12             N/A              N/A
    End of period                             $10.73           $10.47           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        87,235           67,115            7,340             N/A              N/A

JNL/MCM Oil & Gas Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $22.33           $16.69           $12.80           $12.26             N/A
    End of period                             $26.38           $22.33           $16.69           $12.80             N/A
  Accumulation units outstanding
  at the end of period                        174,952          137,897          12,629             354              N/A

JNL/MCM S&P 10 Division(284)

  Accumulation unit value:
    Beginning of period                       $12.83            $9.56            $8.30            $6.53             N/A
    End of period                             $13.14           $12.83            $9.56            $8.30             N/A
  Accumulation units outstanding
  at the end of period                       1,143,201        1,225,536         307,206          91,003             N/A

JNL/MCM S&P 24 Division(1111)

  Accumulation unit value:
    Beginning of period                        $9.28             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,256             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(274)

  Accumulation unit value:
    Beginning of period                       $13.76           $12.56           $11.09            $7.86             N/A
    End of period                             $14.76           $13.76           $12.56           $11.09             N/A
  Accumulation units outstanding
  at the end of period                        503,054          457,164          104,262          49,445             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(274)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.26            $9.53            $7.21             N/A
    End of period                             $11.80           $10.48           $10.26            $9.53             N/A
  Accumulation units outstanding
  at the end of period                        951,245          876,669          246,901          55,383             N/A

JNL/MCM Select Small-Cap Division(288)

  Accumulation unit value:
    Beginning of period                       $18.83           $17.67           $16.05           $10.54             N/A
    End of period                             $20.16           $18.83           $17.67           $16.05             N/A
  Accumulation units outstanding
  at the end of period                        767,405          757,261          183,025          59,527             N/A

JNL/MCM Small Cap Index Division(274)

  Accumulation unit value:
    Beginning of period                       $13.12           $12.87           $11.21            $7.32             N/A
    End of period                             $15.08           $13.12           $12.87           $11.21             N/A
  Accumulation units outstanding
  at the end of period                        450,910          433,104          96,014           48,150             N/A

JNL/MCM Technology Sector Division(477)

  Accumulation unit value:
    Beginning of period                        $5.50            $5.49            $5.55            $5.33             N/A
    End of period                              $5.89            $5.50            $5.49            $5.55             N/A
  Accumulation units outstanding
  at the end of period                        50,437           76,138            8,977             678              N/A

JNL/MCM Value Line 25 Division(687)

  Accumulation unit value:
    Beginning of period                       $15.49           $11.41            $9.47             N/A              N/A
    End of period                             $14.94           $15.49           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,312,654        1,028,410         136,985            N/A              N/A

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.06            $9.76             N/A              N/A
    End of period                             $13.03           $11.87           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        663,768          618,057          90,543             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(281)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.01            $9.54            $6.38             N/A
    End of period                             $14.01           $12.24           $11.01            $9.54             N/A
  Accumulation units outstanding
  at the end of period                        129,012          88,653           31,953           18,011             N/A

JNL/Oppenheimer Growth Division(310)

  Accumulation unit value:
    Beginning of period                        $8.51            $7.97            $7.81            $6.86             N/A
    End of period                              $8.73            $8.51            $7.97            $7.81             N/A
  Accumulation units outstanding
  at the end of period                         9,263            8,496             60               24               N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(267)

  Accumulation unit value:
    Beginning of period                       $13.23           $13.22           $12.94           $12.70             N/A
    End of period                             $13.39           $13.23           $13.22           $12.94             N/A
  Accumulation units outstanding
  at the end of period                        394,752          355,422          83,166           41,224             N/A

JNL/PPM America High Yield Bond
Division(267)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.45           $12.58             N/A
    End of period                               N/A              N/A            $14.86           $14.45             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             29,523             N/A

JNL/Putnam Equity Division(630)

  Accumulation unit value:
    Beginning of period                       $19.87           $18.68           $16.58             N/A              N/A
    End of period                             $22.11           $19.87           $18.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,876            8,530            2,617             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(374)

  Accumulation unit value:
    Beginning of period                        $8.00            $7.30            $6.29            $5.65             N/A
    End of period                              $8.28            $8.00            $7.30            $6.29             N/A
  Accumulation units outstanding
  at the end of period                        28,295           30,584           12,362            9,174             N/A

JNL/Putnam Value Equity Division(278)

  Accumulation unit value:
    Beginning of period                       $18.82           $18.34           $17.08           $13.24             N/A
    End of period                             $20.81           $18.82           $18.34           $17.08             N/A
  Accumulation units outstanding
  at the end of period                         5,822            5,585           30,545           12,184             N/A

JNL/S&P Core Index 100 Division(289)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.12            $8.30             N/A
    End of period                               N/A              N/A            $10.25           $10.12             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             27,640             N/A

JNL/S&P Core Index 50 Division(278)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.83            $7.30             N/A
    End of period                               N/A              N/A             $9.97            $9.83             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,517             N/A

JNL/S&P Core Index 75 Division(359)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.99            $8.84             N/A
    End of period                               N/A              N/A            $10.15            $9.99             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,362             N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(347)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.04            $8.91             N/A
    End of period                               N/A              N/A            $10.20           $10.04             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,487             N/A

JNL/S&P Equity Growth Division I(267)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.82            $7.18             N/A
    End of period                               N/A              N/A             $9.95            $9.82             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             37,482             N/A

JNL/S&P Managed Aggressive Growth
Division(279)

  Accumulation unit value:
    Beginning of period                       $12.74           $12.01           $10.90            $8.41             N/A
    End of period                             $14.40           $12.74           $12.01           $10.90             N/A
  Accumulation units outstanding
  at the end of period                        211,971          202,795          118,044          30,256             N/A

JNL/S&P Managed Conservative Division(691)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.30            $9.98             N/A              N/A
    End of period                             $11.02           $10.45           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        391,817          360,571          100,948            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(279)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.23           $11.22            $9.11             N/A
    End of period                             $14.35           $12.85           $12.23           $11.22             N/A
  Accumulation units outstanding
  at the end of period                        600,669          530,630          245,184          111,408            N/A

JNL/S&P Managed Moderate Division(696)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.48           $10.03             N/A              N/A
    End of period                             $11.63           $10.77           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        822,548          735,487          101,969            N/A              N/A

JNL/S&P Managed Moderate Growth
Division(270)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.94           $11.14            $9.48             N/A
    End of period                             $13.63           $12.43           $11.94           $11.14             N/A
  Accumulation units outstanding
  at the end of period                       1,056,794        1,147,410         288,516          133,107            N/A

JNL/S&P Retirement 2015 Division(1113)

  Accumulation unit value:
    Beginning of period                        $9.65             N/A              N/A              N/A              N/A
    End of period                             $10.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,258             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1169)

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A              N/A
    End of period                             $10.52             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,867             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(368)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.51            $9.45             N/A
    End of period                               N/A              N/A            $10.70           $10.51             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,352             N/A

JNL/Select Balanced Division(269)

  Accumulation unit value:
    Beginning of period                       $21.94           $21.30           $19.64           $15.91             N/A
    End of period                             $24.39           $21.94           $21.30           $19.64             N/A
  Accumulation units outstanding
  at the end of period                        91,090           96,144           57,653           10,727             N/A

JNL/Select Global Growth Division(636)

  Accumulation unit value:
    Beginning of period                       $21.39           $21.45           $17.64             N/A              N/A
    End of period                             $23.70           $21.39           $21.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,817            2,618             956              N/A              N/A

JNL/Select Large Cap Growth Division(306)

  Accumulation unit value:
    Beginning of period                       $24.73           $24.15           $22.11           $16.89             N/A
    End of period                             $25.31           $24.73           $24.15           $22.11             N/A
  Accumulation units outstanding
  at the end of period                        23,219           19,087           19,939            7,238             N/A

JNL/Select Money Market Division(281)

  Accumulation unit value:
    Beginning of period                       $11.37           $11.32           $11.48           $11.65             N/A
    End of period                             $11.62           $11.37           $11.32           $11.48             N/A
  Accumulation units outstanding
  at the end of period                        215,660          160,597          36,433           37,469             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(361)

  Accumulation unit value:
    Beginning of period                       $17.08           $16.15           $14.38           $12.43             N/A
    End of period                             $20.21           $17.08           $16.15           $14.38             N/A
  Accumulation units outstanding
  at the end of period                        144,286          66,251           12,415            5,044             N/A

JNL/T.Rowe Price Established Growth
Division(298)

  Accumulation unit value:
    Beginning of period                       $24.75           $23.85           $22.19           $16.98             N/A
    End of period                             $27.53           $24.75           $23.85           $22.19             N/A
  Accumulation units outstanding
  at the end of period                        74,501           71,604           21,735            8,756             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(306)

  Accumulation unit value:
    Beginning of period                       $34.56           $30.96           $26.82           $19.54             N/A
    End of period                             $36.10           $34.56           $30.96           $26.82             N/A
  Accumulation units outstanding
  at the end of period                        76,570           70,410           26,694           14,924             N/A

JNL/T.Rowe Price Value Division(289)

  Accumulation unit value:
    Beginning of period                       $13.22           $12.73           $11.29            $8.33             N/A
    End of period                             $15.52           $13.22           $12.73           $11.29             N/A
  Accumulation units outstanding
  at the end of period                        227,967          164,189          113,781          33,122             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.31           $12.38           $12.05             N/A              N/A
    End of period                             $13.31           $12.31           $12.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                        253,984          232,522          86,632             N/A              N/A

JNL/Western Asset Strategic Bond
Division(267)

  Accumulation unit value:
    Beginning of period                       $17.30           $17.23           $16.48           $14.98             N/A
    End of period                             $17.71           $17.30           $17.23           $16.48             N/A
  Accumulation units outstanding
  at the end of period                        170,025          163,606          29,378            4,068             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(267)

  Accumulation unit value:
    Beginning of period                       $14.43           $14.41           $14.19           $14.34             N/A
    End of period                             $14.58           $14.43           $14.41           $14.19             N/A
  Accumulation units outstanding
  at the end of period                        119,607          94,736           33,583           23,307             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.22%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(635)

  Accumulation unit value:
    Beginning of period                       $11.43           $10.90            $9.47             N/A              N/A
    End of period                             $12.06           $11.43           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,636            3,576            3,576             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1038)

  Accumulation unit value:
    Beginning of period                       $12.85             N/A              N/A              N/A              N/A
    End of period                             $15.39             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,393             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(600)

  Accumulation unit value:
    Beginning of period                       $12.33           $11.62           $11.06             N/A              N/A
    End of period                             $13.80           $12.33           $11.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                          813              889              932              N/A              N/A

JNL/Alger Growth Division(729)

  Accumulation unit value:
    Beginning of period                       $17.77           $16.18           $15.97             N/A              N/A
    End of period                             $18.25           $17.77           $16.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          887              210              210              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(729)

  Accumulation unit value:
    Beginning of period                       $16.24           $16.06           $15.74             N/A              N/A
    End of period                             $17.84           $16.24           $16.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          427              427              427              N/A              N/A

JNL/Eagle SmallCap Equity Division(517)

  Accumulation unit value:
    Beginning of period                       $18.34           $18.29           $17.11             N/A              N/A
    End of period                             $21.54           $18.34           $18.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          835              835             1,621             N/A              N/A

JNL/FMR Balanced Division(1114)

  Accumulation unit value:
    Beginning of period                       $10.40             N/A              N/A              N/A              N/A
    End of period                             $11.45             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          84               N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(729)

  Accumulation unit value:
    Beginning of period                       $20.16           $19.41           $19.03             N/A              N/A
    End of period                             $22.09           $20.16           $19.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          106              106              106              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1085)

  Accumulation unit value:
    Beginning of period                        $9.93             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,360             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1038)

  Accumulation unit value:
    Beginning of period                       $12.08             N/A              N/A              N/A              N/A
    End of period                             $12.51             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          321              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1038)

  Accumulation unit value:
    Beginning of period                       $11.83             N/A              N/A              N/A              N/A
    End of period                             $12.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          52               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(671)

  Accumulation unit value:
    Beginning of period                       $11.48            $9.89            $8.60             N/A              N/A
    End of period                             $14.81           $11.48            $9.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,788            2,178            1,505             N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(671)

  Accumulation unit value:
    Beginning of period                       $17.35           $16.30           $14.34             N/A              N/A
    End of period                             $19.44           $17.35           $16.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,969             990              995              N/A              N/A

JNL/Lazard Small Cap Value Division(600)

  Accumulation unit value:
    Beginning of period                       $14.16           $13.84           $12.47             N/A              N/A
    End of period                             $16.18           $14.16           $13.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,919            1,992            2,036             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(443)

  Accumulation unit value:
    Beginning of period                       $10.90           $11.48            $9.63            $8.55             N/A
    End of period                             $11.97           $10.90           $11.48            $9.63             N/A
  Accumulation units outstanding
  at the end of period                         5,459            2,506            4,252            4,688             N/A

JNL/MCM Bond Index Division(517)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.85           $10.82             N/A              N/A
    End of period                             $10.95           $10.81           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,698            5,512            4,034             N/A              N/A

JNL/MCM Communications Sector
Division(1182)

  Accumulation unit value:
    Beginning of period                        $5.54             N/A              N/A              N/A              N/A
    End of period                              $5.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,891             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(1198)

  Accumulation unit value:
    Beginning of period                       $10.93             N/A              N/A              N/A              N/A
    End of period                             $11.05             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          457              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(441)

  Accumulation unit value:
    Beginning of period                        $8.49            $9.21            $9.15            $8.05             N/A
    End of period                             $10.76            $8.49            $9.21            $9.15             N/A
  Accumulation units outstanding
  at the end of period                        12,157           13,168           10,090            5,368             N/A

JNL/MCM Dow Dividend Division(1085)

  Accumulation unit value:
    Beginning of period                       $10.30             N/A              N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          119              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(770)

  Accumulation unit value:
    Beginning of period                        $8.10            $7.94             N/A              N/A              N/A
    End of period                              $9.26            $8.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,705             862              N/A              N/A              N/A

JNL/MCM Financial Sector Division(531)

  Accumulation unit value:
    Beginning of period                       $12.06           $11.62           $11.21             N/A              N/A
    End of period                             $14.00           $12.06           $11.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                          657               -               995              N/A              N/A

JNL/MCM Global 15 Division(441)

  Accumulation unit value:
    Beginning of period                       $12.17           $11.30            $9.02            $8.67             N/A
    End of period                             $16.68           $12.17           $11.30            $9.02             N/A
  Accumulation units outstanding
  at the end of period                        12,328            6,073            6,603            5,060             N/A

JNL/MCM Healthcare Sector Division(1198)

  Accumulation unit value:
    Beginning of period                       $11.23             N/A              N/A              N/A              N/A
    End of period                             $11.30             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          623              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(600)

  Accumulation unit value:
    Beginning of period                       $14.71           $13.27           $11.59             N/A              N/A
    End of period                             $18.07           $14.71           $13.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,893            3,207            2,089             N/A              N/A

JNL/MCM JNL 5 Division(823)

  Accumulation unit value:
    Beginning of period                       $11.78           $10.66             N/A              N/A              N/A
    End of period                             $13.70           $11.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        66,049           32,419             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1078)

  Accumulation unit value:
    Beginning of period                        $9.44             N/A              N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,845             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(975)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.56             N/A              N/A              N/A
    End of period                             $10.72           $10.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,686            1,605             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(531)

  Accumulation unit value:
    Beginning of period                       $22.31           $16.68           $13.90             N/A              N/A
    End of period                             $26.36           $22.31           $16.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,911              -               802              N/A              N/A

JNL/MCM S&P 10 Division(441)

  Accumulation unit value:
    Beginning of period                       $12.82            $9.55            $8.30            $7.75             N/A
    End of period                             $13.13           $12.82            $9.55            $8.30             N/A
  Accumulation units outstanding
  at the end of period                         7,592            5,193            7,285            5,723             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(517)

  Accumulation unit value:
    Beginning of period                       $13.75           $12.56           $11.68             N/A              N/A
    End of period                             $14.75           $13.75           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,590            6,761            5,606             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(517)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.26            $9.90             N/A              N/A
    End of period                             $11.79           $10.47           $10.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,857           13,232           14,172             N/A              N/A

JNL/MCM Select Small-Cap Division(441)

  Accumulation unit value:
    Beginning of period                       $18.82           $17.66           $16.04           $15.10             N/A
    End of period                             $20.15           $18.82           $17.66           $16.04             N/A
  Accumulation units outstanding
  at the end of period                         3,760            2,970            3,617            2,801             N/A

JNL/MCM Small Cap Index Division(600)

  Accumulation unit value:
    Beginning of period                       $13.12           $12.87           $11.38             N/A              N/A
    End of period                             $15.07           $13.12           $12.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,842            3,001            1,810             N/A              N/A

JNL/MCM Technology Sector Division(1198)

  Accumulation unit value:
    Beginning of period                        $6.00             N/A              N/A              N/A              N/A
    End of period                              $5.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,498             N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(765)

  Accumulation unit value:
    Beginning of period                       $15.49           $11.86             N/A              N/A              N/A
    End of period                             $14.94           $15.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,319            3,251             N/A              N/A              N/A

JNL/MCM VIP Division(992)

  Accumulation unit value:
    Beginning of period                       $12.36             N/A              N/A              N/A              N/A
    End of period                             $13.03             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,162             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(729)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.00           $10.81             N/A              N/A
    End of period                             $14.00           $12.24           $11.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,821             249              249              N/A              N/A

JNL/Oppenheimer Growth Division(1085)

  Accumulation unit value:
    Beginning of period                        $8.14             N/A              N/A              N/A              N/A
    End of period                              $8.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          76               N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(456)

  Accumulation unit value:
    Beginning of period                       $13.22           $13.21           $12.93           $12.90             N/A
    End of period                             $13.38           $13.22           $13.21           $12.93             N/A
  Accumulation units outstanding
  at the end of period                         6,038            5,203            5,163             483              N/A

JNL/PPM America High Yield Bond
Division(456)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.44           $14.10             N/A
    End of period                               N/A              N/A            $14.84           $14.44             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               442              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(442)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.04            $9.47             N/A
    End of period                               N/A              N/A            $10.20           $10.04             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             33,949             N/A

JNL/S&P Equity Growth Division I(546)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.97             N/A              N/A
    End of period                               N/A              N/A             $9.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.00           $11.05             N/A              N/A
    End of period                             $14.39           $12.73           $12.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,110           31,421           46,854             N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(500)

  Accumulation unit value:
    Beginning of period                       $12.84           $12.22           $11.52             N/A              N/A
    End of period                             $14.33           $12.84           $12.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,256           13,655           13,327             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(570)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.93           $11.09             N/A              N/A
    End of period                             $13.62           $12.42           $11.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,917            7,730            6,435             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(626)

  Accumulation unit value:
    Beginning of period                       $21.91           $21.28           $19.56             N/A              N/A
    End of period                             $24.36           $21.91           $21.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,405            3,423            3,441             N/A              N/A

JNL/Select Global Growth Division(1219)

  Accumulation unit value:
    Beginning of period                       $23.50             N/A              N/A              N/A              N/A
    End of period                             $23.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          691              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(729)

  Accumulation unit value:
    Beginning of period                       $11.37           $11.30           $11.31             N/A              N/A
    End of period                             $11.63           $11.37           $11.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          25               155              297              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(729)

  Accumulation unit value:
    Beginning of period                       $17.08           $16.14           $15.87             N/A              N/A
    End of period                             $20.20           $17.08           $16.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,200             212              212              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(729)

  Accumulation unit value:
    Beginning of period                       $24.72           $23.83           $23.42             N/A              N/A
    End of period                             $27.50           $24.72           $23.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                          287              287              287              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(600)

  Accumulation unit value:
    Beginning of period                       $34.52           $30.93           $27.88             N/A              N/A
    End of period                             $36.06           $34.52           $30.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,521            2,364            2,249             N/A              N/A

JNL/T.Rowe Price Value Division(671)

  Accumulation unit value:
    Beginning of period                       $13.21           $12.72           $11.52             N/A              N/A
    End of period                             $15.51           $13.21           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,644            1,650            1,656             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.30           $12.37           $12.05             N/A              N/A
    End of period                             $13.30           $12.30           $12.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,077             831              708              N/A              N/A

JNL/Western Asset Strategic Bond
Division(729)

  Accumulation unit value:
    Beginning of period                       $17.28           $17.21           $17.18             N/A              N/A
    End of period                             $17.69           $17.28           $17.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,706             274              274              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(729)

  Accumulation unit value:
    Beginning of period                       $14.44           $14.40           $14.41             N/A              N/A
    End of period                             $14.65           $14.44           $14.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          27                -               140              N/A              N/A


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.245%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(464)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.89           $10.12           $10.06             N/A
    End of period                             $12.04           $11.42           $10.89           $10.12             N/A
  Accumulation units outstanding
  at the end of period                         4,521            2,343            5,604            2,265             N/A

JNL/AIM Premier Equity II Division(510)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.31             N/A              N/A
    End of period                               N/A              N/A             $9.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.74             N/A              N/A              N/A
    End of period                             $15.37           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,100            1,161             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(464)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.61           $11.12           $11.14             N/A
    End of period                             $13.78           $12.31           $11.61           $11.12             N/A
  Accumulation units outstanding
  at the end of period                         4,526            4,257            2,749            1,143             N/A

JNL/Alger Growth Division(929)

  Accumulation unit value:
    Beginning of period                       $17.76           $16.55             N/A              N/A              N/A
    End of period                             $18.28           $17.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          561               -               N/A              N/A              N/A

JNL/Alliance Capital Growth Division(510)

  Accumulation unit value:
    Beginning of period                         N/A             $9.37            $9.05             N/A              N/A
    End of period                               N/A             $8.50            $9.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,803             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(675)

  Accumulation unit value:
    Beginning of period                       $16.20           $16.02           $14.79             N/A              N/A
    End of period                             $17.80           $16.20           $16.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          284              299              315              N/A              N/A

JNL/Eagle SmallCap Equity Division(1037)

  Accumulation unit value:
    Beginning of period                       $20.64             N/A              N/A              N/A              N/A
    End of period                             $21.48             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,546             N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(687)

  Accumulation unit value:
    Beginning of period                       $10.55            $9.80            $9.08             N/A              N/A
    End of period                             $11.43           $10.55            $9.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,411            4,029            1,844             N/A              N/A

JNL/FMR MidCap Equity Division(1122)

  Accumulation unit value:
    Beginning of period                       $19.51             N/A              N/A              N/A              N/A
    End of period                             $22.03             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1122)

  Accumulation unit value:
    Beginning of period                       $10.14             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,786             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(907)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.94             N/A              N/A              N/A
    End of period                             $12.51           $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,346            1,591             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(939)

  Accumulation unit value:
    Beginning of period                       $11.22           $10.70             N/A              N/A              N/A
    End of period                             $12.70           $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,306             762              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1165)

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(989)

  Accumulation unit value:
    Beginning of period                       $14.12             N/A              N/A              N/A              N/A
    End of period                             $16.12             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(510)

  Accumulation unit value:
    Beginning of period                       $11.45            $9.88            $8.39             N/A              N/A
    End of period                             $14.78           $11.45            $9.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,705             482             2,433             N/A              N/A

JNL/Lazard Emerging Markets Division(1197)

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          785              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(464)

  Accumulation unit value:
    Beginning of period                       $17.32           $16.28           $13.35           $12.97             N/A
    End of period                             $19.40           $17.32           $16.28           $13.35             N/A
  Accumulation units outstanding
  at the end of period                        10,786           14,271            2,931             667              N/A

JNL/Lazard Small Cap Value Division(464)

  Accumulation unit value:
    Beginning of period                       $14.14           $13.81           $12.24           $11.93             N/A
    End of period                             $16.14           $14.14           $13.81           $12.24             N/A
  Accumulation units outstanding
  at the end of period                        10,175           14,964            2,262             728              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(503)

  Accumulation unit value:
    Beginning of period                       $10.88           $11.47            $9.73             N/A              N/A
    End of period                             $11.94           $10.88           $11.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,487           30,928            8,873             N/A              N/A

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.84           $10.50             N/A              N/A
    End of period                             $10.94           $10.80           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,094           11,024            4,178             N/A              N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.92             N/A              N/A              N/A              N/A
    End of period                              $5.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,555             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(929)

  Accumulation unit value:
    Beginning of period                        $9.95            $9.54             N/A              N/A              N/A
    End of period                             $11.03            $9.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          495              303              N/A              N/A              N/A

JNL/MCM Dow 10 Division(503)

  Accumulation unit value:
    Beginning of period                        $8.48            $9.19            $9.22             N/A              N/A
    End of period                             $10.74            $8.48            $9.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,147           61,438           13,998             N/A              N/A

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                       $10.10             N/A              N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,650             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(529)

  Accumulation unit value:
    Beginning of period                        $8.09            $7.94            $7.53             N/A              N/A
    End of period                              $9.24            $8.09            $7.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          763             5,376            4,392             N/A              N/A

JNL/MCM Financial Sector Division(933)

  Accumulation unit value:
    Beginning of period                       $12.04           $11.06             N/A              N/A              N/A
    End of period                             $13.97           $12.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,282             262              N/A              N/A              N/A

JNL/MCM Global 15 Division(475)

  Accumulation unit value:
    Beginning of period                       $12.15           $11.28            $9.00            $8.66             N/A
    End of period                             $16.65           $12.15           $11.28            $9.00             N/A
  Accumulation units outstanding
  at the end of period                        31,345           36,520           14,068            1,409             N/A

JNL/MCM Healthcare Sector Division(933)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.53             N/A              N/A              N/A
    End of period                             $11.28           $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,886            1,003             N/A              N/A              N/A

JNL/MCM International Index Division(546)

  Accumulation unit value:
    Beginning of period                       $14.70           $13.26           $11.63             N/A              N/A
    End of period                             $18.05           $14.70           $13.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,327           27,861           10,036             N/A              N/A

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                       $11.78           $10.89           $10.24             N/A              N/A
    End of period                             $13.69           $11.78           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        650,606          373,848          19,203             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1095)

  Accumulation unit value:
    Beginning of period                        $9.03             N/A              N/A              N/A              N/A
    End of period                             $10.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(857)

  Accumulation unit value:
    Beginning of period                       $10.46            $9.70             N/A              N/A              N/A
    End of period                             $10.72           $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,224           10,707             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                       $22.28           $16.65           $14.47             N/A              N/A
    End of period                             $26.31           $22.28           $16.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,047            4,273             556              N/A              N/A

JNL/MCM S&P 10 Division(503)

  Accumulation unit value:
    Beginning of period                       $12.80            $9.54            $8.61             N/A              N/A
    End of period                             $13.10           $12.80            $9.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,169           48,255           14,822             N/A              N/A

JNL/MCM S&P 24 Division(1132)

  Accumulation unit value:
    Beginning of period                        $9.44             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          646              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(602)

  Accumulation unit value:
    Beginning of period                       $13.74           $12.55           $11.36             N/A              N/A
    End of period                             $14.73           $13.74           $12.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,939           20,502           12,081             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(507)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.25            $9.71             N/A              N/A
    End of period                             $11.78           $10.46           $10.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,395           60,220           130,484            N/A              N/A

JNL/MCM Select Small-Cap Division(503)

  Accumulation unit value:
    Beginning of period                       $18.78           $17.64           $16.01             N/A              N/A
    End of period                             $20.11           $18.78           $17.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,724           23,399            5,822             N/A              N/A

JNL/MCM Small Cap Index Division(510)

  Accumulation unit value:
    Beginning of period                       $13.10           $12.86           $11.42             N/A              N/A
    End of period                             $15.05           $13.10           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,904           20,224           13,470             N/A              N/A

JNL/MCM Technology Sector Division(687)

  Accumulation unit value:
    Beginning of period                        $5.49            $5.48            $4.98             N/A              N/A
    End of period                              $5.87            $5.49            $5.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,694            2,691            1,344             N/A              N/A

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                       $15.48           $12.63             N/A              N/A              N/A
    End of period                             $14.93           $15.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,991           20,917             N/A              N/A              N/A

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                       $11.87           $10.87             N/A              N/A              N/A
    End of period                             $13.02           $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,071            3,998             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(464)

  Accumulation unit value:
    Beginning of period                       $12.22           $10.99            $9.53            $8.99             N/A
    End of period                             $13.98           $12.22           $10.99            $9.53             N/A
  Accumulation units outstanding
  at the end of period                        16,051            5,093            3,819            2,579             N/A

JNL/Oppenheimer Growth Division(1213)

  Accumulation unit value:
    Beginning of period                        $8.77             N/A              N/A              N/A              N/A
    End of period                              $8.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(464)

  Accumulation unit value:
    Beginning of period                       $13.19           $13.18           $12.91           $12.80             N/A
    End of period                             $13.35           $13.19           $13.18           $12.91             N/A
  Accumulation units outstanding
  at the end of period                        294,411          18,963            4,448            1,344             N/A

JNL/PPM America High Yield Bond
Division(475)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.41           $14.32             N/A
    End of period                               N/A              N/A            $14.81           $14.41             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               426              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(950)

  Accumulation unit value:
    Beginning of period                       $18.75           $18.28             N/A              N/A              N/A
    End of period                             $20.72           $18.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,706            2,400             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(687)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.98           $10.79             N/A              N/A
    End of period                             $14.36           $12.70           $11.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,927            1,927            1,927             N/A              N/A

JNL/S&P Managed Conservative Division(897)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.36             N/A              N/A              N/A
    End of period                             $11.01           $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,063           16,325             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(546)

  Accumulation unit value:
    Beginning of period                       $12.81           $12.20           $11.35             N/A              N/A
    End of period                             $14.30           $12.81           $12.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,214           79,222           19,100             N/A              N/A

JNL/S&P Managed Moderate Division(830)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.19             N/A              N/A              N/A
    End of period                             $11.62           $10.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,669            1,662             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(546)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.91           $11.22             N/A              N/A
    End of period                             $13.59           $12.39           $11.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,944           43,638            3,137             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1132)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $10.51             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(464)

  Accumulation unit value:
    Beginning of period                       $21.86           $21.23           $19.58           $18.87             N/A
    End of period                             $24.29           $21.86           $21.23           $19.58             N/A
  Accumulation units outstanding
  at the end of period                         8,445            9,825            2,594             539              N/A

JNL/Select Global Growth Division(687)

  Accumulation unit value:
    Beginning of period                       $21.32           $21.39           $19.44             N/A              N/A
    End of period                             $23.62           $21.32           $21.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,070            1,492            1,070             N/A              N/A

JNL/Select Large Cap Growth Division(857)

  Accumulation unit value:
    Beginning of period                       $24.64           $23.35             N/A              N/A              N/A
    End of period                             $25.20           $24.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          190              705              N/A              N/A              N/A

JNL/Select Money Market Division(688)

  Accumulation unit value:
    Beginning of period                       $11.33           $11.28           $11.29             N/A              N/A
    End of period                             $11.58           $11.33           $11.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,417           12,510            6,925             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(475)

  Accumulation unit value:
    Beginning of period                       $17.06           $16.14           $14.38           $13.77             N/A
    End of period                             $20.18           $17.06           $16.14           $14.38             N/A
  Accumulation units outstanding
  at the end of period                         7,057            1,960            2,523             443              N/A

JNL/T.Rowe Price Established Growth
Division(475)

  Accumulation unit value:
    Beginning of period                       $24.66           $23.77           $22.12           $21.26             N/A
    End of period                             $27.42           $24.66           $23.77           $22.12             N/A
  Accumulation units outstanding
  at the end of period                         4,264            1,477            1,485             287              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(464)

  Accumulation unit value:
    Beginning of period                       $34.43           $30.86           $26.74           $26.25             N/A
    End of period                             $35.95           $34.43           $30.86           $26.74             N/A
  Accumulation units outstanding
  at the end of period                         5,296            2,347            2,102             427              N/A

JNL/T.Rowe Price Value Division(464)

  Accumulation unit value:
    Beginning of period                       $13.19           $12.71           $11.28           $10.60             N/A
    End of period                             $15.48           $13.19           $12.71           $11.28             N/A
  Accumulation units outstanding
  at the end of period                        15,033            6,968            8,186            2,092             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.28           $12.35           $12.03             N/A              N/A
    End of period                             $13.27           $12.28           $12.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        268,692          127,478           2,414             N/A              N/A

JNL/Western Asset Strategic Bond
Division(475)

  Accumulation unit value:
    Beginning of period                       $17.23           $17.17           $16.43           $16.35             N/A
    End of period                             $17.64           $17.23           $17.17           $16.43             N/A
  Accumulation units outstanding
  at the end of period                        195,249          35,037            1,528             373              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                       $14.38           $14.36           $14.07             N/A              N/A
    End of period                             $14.51           $14.38           $14.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,470            1,099             957              N/A              N/A




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.25%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(313)

  Accumulation unit value:
    Beginning of period                       $11.41           $10.88           $10.12            $8.39             N/A
    End of period                             $12.03           $11.41           $10.88           $10.12             N/A
  Accumulation units outstanding
  at the end of period                        12,124           10,816            6,573            1,264             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.74             N/A              N/A              N/A
    End of period                             $15.37           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,491            2,413             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(313)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.60           $11.10            $8.22             N/A
    End of period                             $13.77           $12.30           $11.60           $11.10             N/A
  Accumulation units outstanding
  at the end of period                         6,655            7,304             861               -               N/A

JNL/Alger Growth Division(336)

  Accumulation unit value:
    Beginning of period                       $17.72           $16.14           $15.71           $13.38             N/A
    End of period                             $18.19           $17.72           $16.14           $15.71             N/A
  Accumulation units outstanding
  at the end of period                        13,782           12,241             580               -               N/A

JNL/Alliance Capital Growth Division(567)

  Accumulation unit value:
    Beginning of period                         N/A             $9.37            $9.01             N/A              N/A
    End of period                               N/A             $8.50            $9.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(282)

  Accumulation unit value:
    Beginning of period                       $16.19           $16.02           $15.41           $11.88             N/A
    End of period                             $17.79           $16.19           $16.02           $15.41             N/A
  Accumulation units outstanding
  at the end of period                          425             3,260            1,636              -               N/A

JNL/Eagle SmallCap Equity Division(282)

  Accumulation unit value:
    Beginning of period                       $18.27           $18.23           $15.69           $10.13             N/A
    End of period                             $21.46           $18.27           $18.23           $15.69             N/A
  Accumulation units outstanding
  at the end of period                          412               -               693               -               N/A

JNL/FMR Balanced Division(313)

  Accumulation unit value:
    Beginning of period                       $10.54            $9.79            $9.15            $8.41             N/A
    End of period                             $11.42           $10.54            $9.79            $9.15             N/A
  Accumulation units outstanding
  at the end of period                        14,558           11,484            1,250             312              N/A

JNL/FMR MidCap Equity Division(377)

  Accumulation unit value:
    Beginning of period                       $20.09           $19.36           $16.78           $15.00             N/A
    End of period                             $22.02           $20.09           $19.36           $16.78             N/A
  Accumulation units outstanding
  at the end of period                          33               33                -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1068)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(913)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.80             N/A              N/A              N/A
    End of period                             $12.51           $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,051              -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(913)

  Accumulation unit value:
    Beginning of period                       $11.22           $11.12             N/A              N/A              N/A
    End of period                             $12.70           $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,621            2,410             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,590             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(380)

  Accumulation unit value:
    Beginning of period                       $13.44           $12.42           $10.92            $9.24             N/A
    End of period                             $16.11           $13.44           $12.42           $10.92             N/A
  Accumulation units outstanding
  at the end of period                        12,938            9,853            3,888             271              N/A

JNL/JPMorgan International Value
Division(281)

  Accumulation unit value:
    Beginning of period                       $11.45            $9.87            $8.24            $5.53             N/A
    End of period                             $14.77           $11.45            $9.87            $8.24             N/A
  Accumulation units outstanding
  at the end of period                        13,747           12,637            3,966              -               N/A

JNL/Lazard Emerging Markets Division(1160)

  Accumulation unit value:
    Beginning of period                        $9.18             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(313)

  Accumulation unit value:
    Beginning of period                       $17.31           $16.27           $13.34           $10.63             N/A
    End of period                             $19.39           $17.31           $16.27           $13.34             N/A
  Accumulation units outstanding
  at the end of period                        10,627            9,506            2,685              -               N/A

JNL/Lazard Small Cap Value Division(313)

  Accumulation unit value:
    Beginning of period                       $14.14           $13.82           $12.25            $9.10             N/A
    End of period                             $16.15           $14.14           $13.82           $12.25             N/A
  Accumulation units outstanding
  at the end of period                         7,714            9,448            4,124              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(326)

  Accumulation unit value:
    Beginning of period                       $10.88           $11.46            $9.62            $7.38             N/A
    End of period                             $11.94           $10.88           $11.46            $9.62             N/A
  Accumulation units outstanding
  at the end of period                        136,073          131,406          123,953          78,200             N/A

JNL/MCM Bond Index Division(266)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.84           $10.70           $10.64             N/A
    End of period                             $10.94           $10.79           $10.84           $10.70             N/A
  Accumulation units outstanding
  at the end of period                        23,937           22,851           13,389            1,999             N/A

JNL/MCM Communications Sector
Division(810)

  Accumulation unit value:
    Beginning of period                        $4.30            $4.06             N/A              N/A              N/A
    End of period                              $5.72            $4.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,271            1,233             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(801)

  Accumulation unit value:
    Beginning of period                        $9.94           $10.00             N/A              N/A              N/A
    End of period                             $11.03            $9.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          66               67               N/A              N/A              N/A

JNL/MCM Dow 10 Division(326)

  Accumulation unit value:
    Beginning of period                        $8.48            $9.19            $9.14            $7.32             N/A
    End of period                             $10.74            $8.48            $9.19            $9.14             N/A
  Accumulation units outstanding
  at the end of period                        169,839          159,515          139,976          79,789             N/A

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,281             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(326)

  Accumulation unit value:
    Beginning of period                        $8.09            $7.94            $7.29            $6.22             N/A
    End of period                              $9.24            $8.09            $7.94            $7.29             N/A
  Accumulation units outstanding
  at the end of period                         3,296            5,453            5,147             886              N/A

JNL/MCM Financial Sector Division(831)

  Accumulation unit value:
    Beginning of period                       $12.04           $10.92             N/A              N/A              N/A
    End of period                             $13.97           $12.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          143               -               N/A              N/A              N/A

JNL/MCM Global 15 Division(352)

  Accumulation unit value:
    Beginning of period                       $12.15           $11.28            $9.00            $7.68             N/A
    End of period                             $16.65           $12.15           $11.28            $9.00             N/A
  Accumulation units outstanding
  at the end of period                        160,038          138,059          122,270          72,791             N/A

JNL/MCM Healthcare Sector Division(545)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.31            $9.99             N/A              N/A
    End of period                             $11.28           $10.85           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          601              597              80               N/A              N/A

JNL/MCM International Index Division(266)

  Accumulation unit value:
    Beginning of period                       $14.69           $13.26           $11.35            $7.98             N/A
    End of period                             $18.04           $14.69           $13.26           $11.35             N/A
  Accumulation units outstanding
  at the end of period                        23,642           26,369           10,681            2,237             N/A

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                       $11.78           $10.89           $10.22             N/A              N/A
    End of period                             $13.69           $11.78           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        161,748          164,555           2,368             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1141)

  Accumulation unit value:
    Beginning of period                        $9.63             N/A              N/A              N/A              N/A
    End of period                             $10.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(710)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.81           $10.59             N/A              N/A
    End of period                             $10.72           $10.46           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,434           18,673            2,431             N/A              N/A

JNL/MCM Oil & Gas Sector Division(716)

  Accumulation unit value:
    Beginning of period                       $22.26           $16.65           $16.70             N/A              N/A
    End of period                             $26.30           $22.26           $16.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,635            7,845             103              N/A              N/A

JNL/MCM S&P 10 Division(313)

  Accumulation unit value:
    Beginning of period                       $12.81            $9.54            $8.30            $7.17             N/A
    End of period                             $13.11           $12.81            $9.54            $8.30             N/A
  Accumulation units outstanding
  at the end of period                        127,550          129,744          142,056          84,563             N/A

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                       $10.20             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(266)

  Accumulation unit value:
    Beginning of period                       $13.74           $12.54           $11.08            $7.89             N/A
    End of period                             $14.73           $13.74           $12.54           $11.08             N/A
  Accumulation units outstanding
  at the end of period                        24,988           23,142            9,193            3,824             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(266)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.25            $9.53            $7.19             N/A
    End of period                             $11.77           $10.46           $10.25            $9.53             N/A
  Accumulation units outstanding
  at the end of period                        37,651           32,201           22,687           12,199             N/A

JNL/MCM Select Small-Cap Division(352)

  Accumulation unit value:
    Beginning of period                       $18.78           $17.63           $16.02           $13.06             N/A
    End of period                             $20.10           $18.78           $17.63           $16.02             N/A
  Accumulation units outstanding
  at the end of period                        84,250           74,089           70,697           41,287             N/A

JNL/MCM Small Cap Index Division(266)

  Accumulation unit value:
    Beginning of period                       $13.10           $12.86           $11.20            $7.34             N/A
    End of period                             $15.05           $13.10           $12.86           $11.20             N/A
  Accumulation units outstanding
  at the end of period                        22,003           20,431           10,181            1,766             N/A

JNL/MCM Technology Sector Division(810)

  Accumulation unit value:
    Beginning of period                        $5.49            $4.71             N/A              N/A              N/A
    End of period                              $5.87            $5.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,790           13,645             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(736)

  Accumulation unit value:
    Beginning of period                       $15.48           $11.41           $11.45             N/A              N/A
    End of period                             $14.93           $15.48           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        67,265           42,048             697              N/A              N/A

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.06           $10.77             N/A              N/A
    End of period                             $13.02           $11.87           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,484            9,336             368              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(282)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.02            $9.56            $6.30             N/A
    End of period                             $14.02           $12.26           $11.02            $9.56             N/A
  Accumulation units outstanding
  at the end of period                        16,744           12,971            4,164              -               N/A

JNL/Oppenheimer Growth Division(915)

  Accumulation unit value:
    Beginning of period                        $8.49            $8.18             N/A              N/A              N/A
    End of period                              $8.71            $8.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,078            4,730             N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(282)

  Accumulation unit value:
    Beginning of period                       $13.22           $13.22           $12.94           $12.83             N/A
    End of period                             $13.38           $13.22           $13.22           $12.94             N/A
  Accumulation units outstanding
  at the end of period                        40,988           45,897           17,621            3,491             N/A

JNL/PPM America High Yield Bond
Division(313)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.40           $13.20             N/A
    End of period                               N/A              N/A            $14.80           $14.40             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,994             N/A

JNL/Putnam Equity Division(759)

  Accumulation unit value:
    Beginning of period                       $19.78           $18.39             N/A              N/A              N/A
    End of period                             $22.00           $19.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          168              169              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(518)

  Accumulation unit value:
    Beginning of period                        $7.98            $7.28            $6.63             N/A              N/A
    End of period                              $8.25            $7.98            $7.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,916           10,724            3,018             N/A              N/A

JNL/Putnam Value Equity Division(282)

  Accumulation unit value:
    Beginning of period                       $18.77           $18.30           $17.05           $12.90             N/A
    End of period                             $20.74           $18.77           $18.30           $17.05             N/A
  Accumulation units outstanding
  at the end of period                          634              644              613               -               N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(542)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.93             N/A              N/A
    End of period                               N/A              N/A            $10.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(451)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.80            $9.27             N/A
    End of period                               N/A              N/A             $9.92            $9.80             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              7,554             N/A

JNL/S&P Managed Aggressive Growth
Division(483)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.97           $10.87           $10.75             N/A
    End of period                             $14.35           $12.70           $11.97           $10.87             N/A
  Accumulation units outstanding
  at the end of period                        101,605          99,742           95,786           23,247             N/A

JNL/S&P Managed Conservative Division(717)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.29           $10.18             N/A              N/A
    End of period                             $11.01           $10.44           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,059           43,704            4,722             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(372)

  Accumulation unit value:
    Beginning of period                       $12.81           $12.19           $11.19           $10.15             N/A
    End of period                             $14.30           $12.81           $12.19           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        230,317          231,889          203,866          96,541             N/A

JNL/S&P Managed Moderate Division(686)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.48            $9.87             N/A              N/A
    End of period                             $11.62           $10.76           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,944           16,350            8,561             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(310)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.90           $11.11            $9.65             N/A
    End of period                             $13.59           $12.39           $11.90           $11.11             N/A
  Accumulation units outstanding
  at the end of period                        71,507           67,608           50,258           19,972             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(483)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.49           $10.36             N/A
    End of period                               N/A              N/A            $10.67           $10.49             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             48,284             N/A

JNL/Select Balanced Division(313)

  Accumulation unit value:
    Beginning of period                       $21.84           $21.22           $19.57           $16.69             N/A
    End of period                             $24.28           $21.84           $21.22           $19.57             N/A
  Accumulation units outstanding
  at the end of period                         5,644            2,631            1,677            1,013             N/A

JNL/Select Global Growth Division(963)

  Accumulation unit value:
    Beginning of period                       $21.31           $20.91             N/A              N/A              N/A
    End of period                             $23.61           $21.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          909              956              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(523)

  Accumulation unit value:
    Beginning of period                       $24.63           $24.06           $22.61             N/A              N/A
    End of period                             $25.19           $24.63           $24.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,135            1,856            3,456             N/A              N/A

JNL/Select Money Market Division(380)

  Accumulation unit value:
    Beginning of period                       $11.32           $11.27           $11.44           $11.53             N/A
    End of period                             $11.57           $11.32           $11.27           $11.44             N/A
  Accumulation units outstanding
  at the end of period                        12,147           14,751            4,673             960              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                       $17.06           $16.13           $14.38           $13.01             N/A
    End of period                             $20.17           $17.06           $16.13           $14.38             N/A
  Accumulation units outstanding
  at the end of period                         4,774            5,216            6,429              -               N/A

JNL/T.Rowe Price Established Growth
Division(313)

  Accumulation unit value:
    Beginning of period                       $24.65           $23.76           $22.12           $18.21             N/A
    End of period                             $27.41           $24.65           $23.76           $22.12             N/A
  Accumulation units outstanding
  at the end of period                         3,536            5,542            2,322              -               N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(282)

  Accumulation unit value:
    Beginning of period                       $34.43           $30.87           $26.74           $18.45             N/A
    End of period                             $35.96           $34.43           $30.87           $26.74             N/A
  Accumulation units outstanding
  at the end of period                         8,005            7,595            3,341              -               N/A

JNL/T.Rowe Price Value Division(282)

  Accumulation unit value:
    Beginning of period                       $13.18           $12.70           $11.27            $8.02             N/A
    End of period                             $15.47           $13.18           $12.70           $11.27             N/A
  Accumulation units outstanding
  at the end of period                        31,776           31,410           14,820              -               N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.27           $12.34           $12.02             N/A              N/A
    End of period                             $13.26           $12.27           $12.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,442            5,618            6,218             N/A              N/A

JNL/Western Asset Strategic Bond
Division(326)

  Accumulation unit value:
    Beginning of period                       $17.22           $17.16           $16.42           $15.98             N/A
    End of period                             $17.63           $17.22           $17.16           $16.42             N/A
  Accumulation units outstanding
  at the end of period                         3,331            4,708            3,429            1,168             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(282)

  Accumulation unit value:
    Beginning of period                       $14.44           $14.42           $14.21           $14.49             N/A
    End of period                             $14.57           $14.44           $14.42           $14.21             N/A
  Accumulation units outstanding
  at the end of period                         3,387            2,965            1,943            1,839             N/A




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.26%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $11.41           $10.88           $10.12            $7.96           $10.17
    End of period                             $12.03           $11.41           $10.88           $10.12            $7.96
  Accumulation units outstanding
  at the end of period                        77,468           111,929          99,055           22,578            2,955

JNL/AIM Premier Equity II Division(106)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.26            $7.72           $10.26
    End of period                               N/A              N/A             $9.03            $9.26            $7.72
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             16,336            1,241

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.51             N/A              N/A              N/A
    End of period                             $15.37           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,797           16,565             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.61           $11.11            $8.21           $10.97
    End of period                             $13.77           $12.31           $11.61           $11.11            $8.21
  Accumulation units outstanding
  at the end of period                        23,608           32,247           26,295           27,118            1,762

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $17.70           $16.12           $15.70           $11.87           $16.55
    End of period                             $18.17           $17.70           $16.12           $15.70           $11.87
  Accumulation units outstanding
  at the end of period                         9,623           16,389           11,174           17,663            1,254

JNL/Alliance Capital Growth Division(106)

  Accumulation unit value:
    Beginning of period                         N/A             $9.36            $9.01            $7.41            $9.53
    End of period                               N/A             $8.49            $9.36            $9.01            $7.41
  Accumulation units outstanding
  at the end of period                          N/A               -             22,195           11,925            2,860






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(119)

  Accumulation unit value:
    Beginning of period                       $16.18           $16.01           $15.40           $12.65           $15.81
    End of period                             $17.77           $16.18           $16.01           $15.40           $12.65
  Accumulation units outstanding
  at the end of period                        45,425           43,949           35,097           27,520           12,499

JNL/Eagle SmallCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $18.27           $18.23           $15.69           $11.47           $15.79
    End of period                             $21.45           $18.27           $18.23           $15.69           $11.47
  Accumulation units outstanding
  at the end of period                        58,063           77,855           51,332           22,745            8,555

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $10.54            $9.79            $9.15            $8.23            $9.02
    End of period                             $11.42           $10.54            $9.79            $9.15            $8.23
  Accumulation units outstanding
  at the end of period                        137,416          110,499          66,687           31,160            4,112

JNL/FMR MidCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $20.07           $19.34           $16.76           $12.64           $16.24
    End of period                             $21.99           $20.07           $19.34           $16.76           $12.64
  Accumulation units outstanding
  at the end of period                        34,844           27,015           12,163            7,867            1,517






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1087)

  Accumulation unit value:
    Beginning of period                        $9.93             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,545             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(856)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.47             N/A              N/A              N/A
    End of period                             $12.51           $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,575            6,165             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(856)

  Accumulation unit value:
    Beginning of period                       $11.22           $10.68             N/A              N/A              N/A
    End of period                             $12.70           $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,125            3,736             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1064)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,441             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(118)

  Accumulation unit value:
    Beginning of period                       $13.43           $12.41           $10.91            $8.68           $11.35
    End of period                             $16.10           $13.43           $12.41           $10.91            $8.68
  Accumulation units outstanding
  at the end of period                        66,748           33,856           33,661            9,655            1,703

JNL/JPMorgan International Value
Division(248)

  Accumulation unit value:
    Beginning of period                       $11.44            $9.87            $8.24            $6.04            $6.04
    End of period                             $14.76           $11.44            $9.87            $8.24            $6.04
  Accumulation units outstanding
  at the end of period                        320,993          135,945          101,798          23,206             310

JNL/Lazard Emerging Markets Division(1090)

  Accumulation unit value:
    Beginning of period                        $7.94             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,316             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $17.30           $16.26           $13.33           $10.58           $12.99
    End of period                             $19.37           $17.30           $16.26           $13.33           $10.58
  Accumulation units outstanding
  at the end of period                        148,128          191,628          152,571          53,281            9,524

JNL/Lazard Small Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $14.12           $13.80           $12.23            $9.01           $11.82
    End of period                             $16.12           $14.12           $13.80           $12.23            $9.01
  Accumulation units outstanding
  at the end of period                        103,635          112,398          94,383           33,798            8,943






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(138)

  Accumulation unit value:
    Beginning of period                       $10.87           $11.46            $9.61            $7.40            $9.05
    End of period                             $11.93           $10.87           $11.46            $9.61            $7.40
  Accumulation units outstanding
  at the end of period                        462,407          466,812          384,239          108,714          34,391

JNL/MCM Bond Index Division(143)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.83           $10.69           $10.62           $10.13
    End of period                             $10.93           $10.79           $10.83           $10.69           $10.62
  Accumulation units outstanding
  at the end of period                        191,441          193,616          123,909          37,051           11,145

JNL/MCM Communications Sector
Division(539)

  Accumulation unit value:
    Beginning of period                        $4.30            $4.35            $4.01             N/A              N/A
    End of period                              $5.72            $4.30            $4.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        269,498          10,168            7,222             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(537)

  Accumulation unit value:
    Beginning of period                        $9.94           $10.41            $9.58             N/A              N/A
    End of period                             $11.02            $9.94           $10.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,427            6,508            5,945             N/A              N/A

JNL/MCM Dow 10 Division(106)

  Accumulation unit value:
    Beginning of period                        $8.47            $9.19            $9.13            $7.43            $8.88
    End of period                             $10.73            $8.47            $9.19            $9.13            $7.43
  Accumulation units outstanding
  at the end of period                        692,386          562,319          421,786          160,200          29,155

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        151,098            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(118)

  Accumulation unit value:
    Beginning of period                        $8.08            $7.93            $7.29            $5.78            $7.40
    End of period                              $9.23            $8.08            $7.93            $7.29            $5.78
  Accumulation units outstanding
  at the end of period                        108,435          59,866           70,353           41,775            5,672

JNL/MCM Financial Sector Division(497)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.60           $10.68             N/A              N/A
    End of period                             $13.96           $12.03           $11.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,152           25,160           17,838             N/A              N/A

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.27            $9.00            $6.91            $8.11
    End of period                             $16.63           $12.14           $11.27            $9.00            $6.91
  Accumulation units outstanding
  at the end of period                        564,649          459,467          354,283          99,057           19,941

JNL/MCM Healthcare Sector Division(531)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.31           $10.68             N/A              N/A
    End of period                             $11.27           $10.85           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        93,530           44,278           36,257             N/A              N/A

JNL/MCM International Index Division(118)

  Accumulation unit value:
    Beginning of period                       $14.69           $13.26           $11.35            $8.45           $10.67
    End of period                             $18.03           $14.69           $13.26           $11.35            $8.45
  Accumulation units outstanding
  at the end of period                        261,607          193,469          141,517          34,526           15,103

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                       $11.78           $10.89            $9.68             N/A              N/A
    End of period                             $13.68           $11.78           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,433,519         879,835          63,914             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1105)

  Accumulation unit value:
    Beginning of period                        $9.41             N/A              N/A              N/A              N/A
    End of period                             $10.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,965             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(717)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.81           $10.77             N/A              N/A
    End of period                             $10.71           $10.46           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,371           15,835            2,589             N/A              N/A

JNL/MCM Oil & Gas Sector Division(522)

  Accumulation unit value:
    Beginning of period                       $22.26           $16.64           $13.37             N/A              N/A
    End of period                             $26.28           $22.26           $16.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                        165,340          112,953          43,813             N/A              N/A

JNL/MCM S&P 10 Division(137)

  Accumulation unit value:
    Beginning of period                       $12.79            $9.53            $8.29            $7.13            $9.26
    End of period                             $13.09           $12.79            $9.53            $8.29            $7.13
  Accumulation units outstanding
  at the end of period                        455,477          435,551          348,651          105,954          26,507

JNL/MCM S&P 24 Division(1105)

  Accumulation unit value:
    Beginning of period                        $9.61             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,053             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(118)

  Accumulation unit value:
    Beginning of period                       $13.73           $12.54           $11.08            $8.42           $10.80
    End of period                             $14.72           $13.73           $12.54           $11.08            $8.42
  Accumulation units outstanding
  at the end of period                        260,186          241,903          175,863          39,462           19,998






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.25            $9.52            $7.62            $9.66
    End of period                             $11.77           $10.46           $10.25            $9.52            $7.62
  Accumulation units outstanding
  at the end of period                        562,193          534,129          358,631          98,632           31,716

JNL/MCM Select Small-Cap Division(138)

  Accumulation unit value:
    Beginning of period                       $18.77           $17.62           $16.01           $11.06           $13.29
    End of period                             $20.09           $18.77           $17.62           $16.01           $11.06
  Accumulation units outstanding
  at the end of period                        262,321          339,977          226,073          56,641           14,164

JNL/MCM Small Cap Index Division(118)

  Accumulation unit value:
    Beginning of period                       $13.10           $12.85           $11.20            $7.85           $10.52
    End of period                             $15.04           $13.10           $12.85           $11.20            $7.85
  Accumulation units outstanding
  at the end of period                        211,796          295,636          173,718          33,076           16,696

JNL/MCM Technology Sector Division(522)

  Accumulation unit value:
    Beginning of period                        $5.48            $5.48            $5.50             N/A              N/A
    End of period                              $5.86            $5.48            $5.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,588           33,787           10,964             N/A              N/A

JNL/MCM Value Line 25 Division(688)

  Accumulation unit value:
    Beginning of period                       $15.48           $11.41            $9.57             N/A              N/A
    End of period                             $14.93           $15.48           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        370,448          189,656          22,896             N/A              N/A

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.06           $10.41             N/A              N/A
    End of period                             $13.01           $11.87           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        84,959           75,075           15,234             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.22           $10.99            $9.53            $6.93            $9.11
    End of period                             $13.97           $12.22           $10.99            $9.53            $6.93
  Accumulation units outstanding
  at the end of period                        138,577          95,808           60,827           23,659            5,575

JNL/Oppenheimer Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $8.49            $7.95            $7.80            $6.78            $8.53
    End of period                              $8.70            $8.49            $7.95            $7.80            $6.78
  Accumulation units outstanding
  at the end of period                        41,359           41,600           27,038           18,762            3,085

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $13.17           $13.17           $12.90           $12.59           $12.04
    End of period                             $13.33           $13.17           $13.17           $12.90           $12.59
  Accumulation units outstanding
  at the end of period                        291,440          294,910          162,800          77,284           38,876

JNL/PPM America High Yield Bond
Division(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.39           $12.41           $12.49
    End of period                               N/A              N/A            $14.79           $14.39           $12.41
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             49,165           12,902

JNL/Putnam Equity Division(468)

  Accumulation unit value:
    Beginning of period                       $19.76           $18.59           $16.82           $16.24             N/A
    End of period                             $21.98           $19.76           $18.59           $16.82             N/A
  Accumulation units outstanding
  at the end of period                        10,652           10,605            8,805             512              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $7.98            $7.28            $6.28            $4.81            $6.52
    End of period                              $8.25            $7.98            $7.28            $6.28            $4.81
  Accumulation units outstanding
  at the end of period                        47,056           33,445           24,808           14,351            7,001

JNL/Putnam Value Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $18.72           $18.25           $17.01           $13.97           $17.41
    End of period                             $20.69           $18.72           $18.25           $17.01           $13.97
  Accumulation units outstanding
  at the end of period                        23,402           17,820           13,553           12,821            9,264

JNL/S&P Core Index 100 Division(122)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A             $8.47            $9.71
    End of period                               N/A              N/A              N/A            $10.11            $8.47
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A            100,106          79,351

JNL/S&P Core Index 50 Division(106)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.82            $7.67            $9.74
    End of period                               N/A              N/A             $9.95            $9.82            $7.67
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             13,556           13,621

JNL/S&P Core Index 75 Division(122)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.98            $8.07            $9.66
    End of period                               N/A              N/A            $10.13            $9.98            $8.07
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              7,655            1,644

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(115)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.01            $7.88           $10.08
    End of period                               N/A              N/A            $10.17           $10.01            $7.88
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              4,994            2,761

JNL/S&P Equity Growth Division I(115)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.79            $7.73            $9.90
    End of period                               N/A              N/A             $9.92            $9.79            $7.73
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             29,882           18,678

JNL/S&P Managed Aggressive Growth
Division(115)

  Accumulation unit value:
    Beginning of period                       $12.69           $11.97           $10.87            $8.77           $10.76
    End of period                             $14.34           $12.69           $11.97           $10.87            $8.77
  Accumulation units outstanding
  at the end of period                        237,147          320,872          329,361          60,086            9,117

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.29            $9.96             N/A              N/A
    End of period                             $11.01           $10.44           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        82,727           53,390            1,437             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $12.80           $12.18           $11.19            $9.40           $10.66
    End of period                             $14.28           $12.80           $12.18           $11.19            $9.40
  Accumulation units outstanding
  at the end of period                        626,739          686,434          663,166          179,580          114,892

JNL/S&P Managed Moderate Division(699)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.48           $10.18             N/A              N/A
    End of period                             $11.61           $10.76           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        359,855          229,928           7,640             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(115)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.90           $11.12            $9.65           $10.64
    End of period                             $13.57           $12.38           $11.90           $11.12            $9.65
  Accumulation units outstanding
  at the end of period                        750,402          664,050          526,278          243,201          50,843

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division(1171)

  Accumulation unit value:
    Beginning of period                       $10.42             N/A              N/A              N/A              N/A
    End of period                             $10.96             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,559             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(115)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.48            $8.21           $10.51
    End of period                               N/A              N/A            $10.66           $10.48            $8.21
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             18,947            1,646

JNL/Select Balanced Division(140)

  Accumulation unit value:
    Beginning of period                       $21.82           $21.20           $19.55           $16.45           $17.31
    End of period                             $24.25           $21.82           $21.20           $19.55           $16.45
  Accumulation units outstanding
  at the end of period                        118,300          93,465           47,751           22,991           17,989

JNL/Select Global Growth Division(584)

  Accumulation unit value:
    Beginning of period                       $21.29           $21.36           $18.88             N/A              N/A
    End of period                             $23.58           $21.29           $21.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,334            6,868             680              N/A              N/A

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $24.60           $24.04           $22.02           $16.63           $21.12
    End of period                             $25.16           $24.60           $24.04           $22.02           $16.63
  Accumulation units outstanding
  at the end of period                        36,561           32,642           12,759           16,635             572

JNL/Select Money Market Division(118)

  Accumulation unit value:
    Beginning of period                       $11.31           $11.26           $11.43           $11.64           $11.73
    End of period                             $11.56           $11.31           $11.26           $11.43           $11.64
  Accumulation units outstanding
  at the end of period                        282,682          269,025          83,929           18,308           12,014






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(257)

  Accumulation unit value:
    Beginning of period                       $17.07           $16.15           $14.39           $10.63             N/A
    End of period                             $20.19           $17.07           $16.15           $14.39             N/A
  Accumulation units outstanding
  at the end of period                        84,620           72,323           50,703            8,299             N/A

JNL/T.Rowe Price Established Growth
Division(147)

  Accumulation unit value:
    Beginning of period                       $24.62           $23.74           $22.10           $17.31           $19.09
    End of period                             $27.37           $24.62           $23.74           $22.10           $17.31
  Accumulation units outstanding
  at the end of period                        112,291          102,112          52,795           26,525            8,443

JNL/T.Rowe Price Mid-Cap Growth
Division(106)

  Accumulation unit value:
    Beginning of period                       $34.37           $30.81           $26.70           $19.71           $25.21
    End of period                             $35.89           $34.37           $30.81           $26.70           $19.71
  Accumulation units outstanding
  at the end of period                        89,841           103,655          70,243           23,086            5,739

JNL/T.Rowe Price Value Division(106)

  Accumulation unit value:
    Beginning of period                       $13.18           $12.70           $11.27            $8.88           $11.06
    End of period                             $15.47           $13.18           $12.70           $11.27            $8.88
  Accumulation units outstanding
  at the end of period                        269,456          272,339          191,801          39,629           26,115

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.26           $12.34           $12.01             N/A              N/A
    End of period                             $13.25           $12.26           $12.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        159,506          230,151          161,053            N/A              N/A

JNL/Western Asset Strategic Bond
Division(147)

  Accumulation unit value:
    Beginning of period                       $17.20           $17.15           $16.41           $14.78           $13.95
    End of period                             $17.61           $17.20           $17.15           $16.41           $14.78
  Accumulation units outstanding
  at the end of period                        60,063           75,921           34,730           14,314            6,804






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $14.35           $14.34           $14.13           $14.28           $13.22
    End of period                             $14.49           $14.35           $14.34           $14.13           $14.28
  Accumulation units outstanding
  at the end of period                        55,340           54,434           35,109           39,367           34,516




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.27%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(104)

  Accumulation unit value:
    Beginning of period                       $11.41           $10.88           $10.12            $7.96            $9.82
    End of period                             $12.03           $11.41           $10.88           $10.12            $7.96
  Accumulation units outstanding
  at the end of period                         1,188            1,241            1,291             686               -

JNL/AIM Premier Equity II Division(80)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.26            $7.72           $10.78
    End of period                               N/A              N/A             $9.03            $9.26            $7.72
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/AIM Real Estate Division(1025)

  Accumulation unit value:
    Beginning of period                       $12.61             N/A              N/A              N/A              N/A
    End of period                             $15.37             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(104)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.60           $11.11            $8.21           $10.79
    End of period                             $13.77           $12.30           $11.60           $11.11           $11.11
  Accumulation units outstanding
  at the end of period                          804              853              876              311               -

JNL/Alger Growth Division(104)

  Accumulation unit value:
    Beginning of period                       $17.68           $16.11           $15.69           $11.86           $16.09
    End of period                             $18.15           $17.68           $16.11           $15.69           $11.86
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Alliance Capital Growth Division(80)

  Accumulation unit value:
    Beginning of period                         N/A             $9.36            $9.00            $7.41           $10.37
    End of period                               N/A             $8.48            $9.36            $9.00            $7.41
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(104)

  Accumulation unit value:
    Beginning of period                       $18.25           $18.21           $15.68           $11.46           $15.72
    End of period                             $21.43           $18.25           $18.21           $15.68           $11.46
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/FMR Balanced Division(73)

  Accumulation unit value:
    Beginning of period                       $10.54            $9.79            $9.15            $8.23            $9.10
    End of period                             $11.41           $10.54            $9.79            $9.15            $8.23
  Accumulation units outstanding
  at the end of period                          593              584              591               -                -

JNL/FMR MidCap Equity Division(72)

  Accumulation unit value:
    Beginning of period                       $20.05           $19.32           $16.75           $12.63           $16.57
    End of period                             $21.97           $20.05           $19.32           $16.75           $12.63
  Accumulation units outstanding
  at the end of period                          371              395              422              207               -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1121)

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1048)

  Accumulation unit value:
    Beginning of period                       $12.15             N/A              N/A              N/A              N/A
    End of period                             $12.50             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(972)

  Accumulation unit value:
    Beginning of period                       $11.22           $11.32             N/A              N/A              N/A
    End of period                             $12.69           $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1206)

  Accumulation unit value:
    Beginning of period                       $10.16             N/A              N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(72)

  Accumulation unit value:
    Beginning of period                       $13.41           $12.40           $10.90            $8.68           $11.13
    End of period                             $16.08           $13.41           $12.40           $10.90            $8.68
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/JPMorgan International Value
Division(1025)

  Accumulation unit value:
    Beginning of period                       $12.31             N/A              N/A              N/A              N/A
    End of period                             $14.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division(1126)

  Accumulation unit value:
    Beginning of period                        $8.98             N/A              N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(72)

  Accumulation unit value:
    Beginning of period                       $17.28           $16.25           $13.33           $10.58           $13.21
    End of period                             $19.36           $17.28           $16.25           $13.33           $10.58
  Accumulation units outstanding
  at the end of period                          227              238              251              261               -

JNL/Lazard Small Cap Value Division(72)

  Accumulation unit value:
    Beginning of period                       $14.11           $13.79           $12.23            $9.01           $11.75
    End of period                             $16.11           $14.11           $13.79           $12.23            $9.01
  Accumulation units outstanding
  at the end of period                          720              756              795              282               -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(616)

  Accumulation unit value:
    Beginning of period                       $10.87           $11.45           $10.21             N/A              N/A
    End of period                             $11.92           $10.87           $11.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,217            7,235            5,047             N/A              N/A

JNL/MCM Bond Index Division(646)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.83           $10.75             N/A              N/A
    End of period                             $10.93           $10.78           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                          883              961             1,041             N/A              N/A

JNL/MCM Communications Sector
Division(1025)

  Accumulation unit value:
    Beginning of period                        $4.79             N/A              N/A              N/A              N/A
    End of period                              $5.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(1190)

  Accumulation unit value:
    Beginning of period                       $10.67             N/A              N/A              N/A              N/A
    End of period                             $11.01             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(72)

  Accumulation unit value:
    Beginning of period                        $8.47            $9.18            $9.13            $7.43            $9.28
    End of period                             $10.72            $8.47            $9.18            $9.13            $7.43
  Accumulation units outstanding
  at the end of period                        12,857           14,703            6,038              -                -

JNL/MCM Dow Dividend Division(1037)

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,939             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(90)

  Accumulation unit value:
    Beginning of period                        $8.08            $7.93            $7.29            $5.77            $7.56
    End of period                              $9.23            $8.08            $7.93            $7.29            $5.77
  Accumulation units outstanding
  at the end of period                           -              3,475            4,705              -                -

JNL/MCM Financial Sector Division(1190)

  Accumulation unit value:
    Beginning of period                       $13.42             N/A              N/A              N/A              N/A
    End of period                             $13.95             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(616)

  Accumulation unit value:
    Beginning of period                       $12.13           $11.26            $9.34             N/A              N/A
    End of period                             $16.62           $12.13           $11.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,571            9,617            5,450             N/A              N/A

JNL/MCM Healthcare Sector Division(828)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.64             N/A              N/A              N/A
    End of period                             $11.26           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,513            1,377             N/A              N/A              N/A

JNL/MCM International Index Division(72)

  Accumulation unit value:
    Beginning of period                       $14.68           $13.25           $11.35            $8.45           $10.35
    End of period                             $18.02           $14.68           $13.25           $11.35            $8.45
  Accumulation units outstanding
  at the end of period                          510              543              579               -                -

JNL/MCM JNL 5 Division(897)

  Accumulation unit value:
    Beginning of period                       $11.78           $11.28             N/A              N/A              N/A
    End of period                             $13.68           $11.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1206)

  Accumulation unit value:
    Beginning of period                       $10.79             N/A              N/A              N/A              N/A
    End of period                             $10.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(846)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.07             N/A              N/A              N/A
    End of period                             $10.71           $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,087            3,462             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(828)

  Accumulation unit value:
    Beginning of period                       $22.23           $17.80             N/A              N/A              N/A
    End of period                             $26.26           $22.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          646              686              N/A              N/A              N/A

JNL/MCM S&P 10 Division(616)

  Accumulation unit value:
    Beginning of period                       $12.78            $9.53            $8.17             N/A              N/A
    End of period                             $13.08           $12.78            $9.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,768           10,022            6,296             N/A              N/A

JNL/MCM S&P 24 Division(1205)

  Accumulation unit value:
    Beginning of period                       $10.24             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(99)

  Accumulation unit value:
    Beginning of period                       $13.72           $12.54           $11.08            $8.42           $10.75
    End of period                             $14.72           $13.72           $12.54           $11.08            $8.42
  Accumulation units outstanding
  at the end of period                          538              573              611               -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(94)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.25            $9.52            $7.62            $9.64
    End of period                             $11.76           $10.45           $10.25            $9.52            $7.62
  Accumulation units outstanding
  at the end of period                         1,113            3,846            4,862             549               -

JNL/MCM Select Small-Cap Division(616)

  Accumulation unit value:
    Beginning of period                       $18.75           $17.61           $15.18             N/A              N/A
    End of period                             $20.07           $18.75           $17.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,824            4,890            3,110             N/A              N/A

JNL/MCM Small Cap Index Division(99)

  Accumulation unit value:
    Beginning of period                       $13.09           $12.85           $11.19            $7.85           $10.57
    End of period                             $15.04           $13.09           $12.85           $11.19            $7.85
  Accumulation units outstanding
  at the end of period                          530              564              602               -                -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(828)

  Accumulation unit value:
    Beginning of period                       $15.48           $11.70             N/A              N/A              N/A
    End of period                             $14.92           $15.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,113            4,239             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(104)

  Accumulation unit value:
    Beginning of period                       $12.21           $10.98            $9.53            $6.93            $8.90
    End of period                             $13.96           $12.21           $10.98            $9.53            $6.93
  Accumulation units outstanding
  at the end of period                         1,238             267              271               -                -

JNL/Oppenheimer Growth Division(73)

  Accumulation unit value:
    Beginning of period                        $8.48            $7.95            $7.80            $6.77            $8.90
    End of period                              $8.70            $8.48            $7.95            $7.80            $6.77
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(73)

  Accumulation unit value:
    Beginning of period                       $13.16           $13.16           $12.89           $12.58           $11.92
    End of period                             $13.32           $13.16           $13.16           $12.89           $12.58
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/PPM America High Yield Bond
Division(72)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.38           $12.40           $12.48
    End of period                               N/A              N/A            $14.77           $14.38           $12.40
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(94)

  Accumulation unit value:
    Beginning of period                        $7.98            $7.28            $6.28            $4.81            $6.58
    End of period                              $8.24            $7.98            $7.28            $6.28            $4.81
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Putnam Value Equity Division(72)

  Accumulation unit value:
    Beginning of period                       $18.70           $18.23           $16.99           $13.96           $18.21
    End of period                             $20.66           $18.70           $18.23           $16.99           $13.96
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division(78)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.82            $7.67           $10.15
    End of period                               N/A              N/A             $9.95            $9.82            $7.67
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(79)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.01            $7.88           $10.51
    End of period                               N/A              N/A            $10.16           $10.01            $7.88
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Equity Growth Division I(79)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.79            $7.73           $10.32
    End of period                               N/A              N/A             $9.91            $9.79            $7.73
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Managed Aggressive Growth
Division(78)

  Accumulation unit value:
    Beginning of period                       $12.68           $11.96           $10.86            $8.76           $11.08
    End of period                             $14.33           $12.68           $11.96           $10.86            $8.76
  Accumulation units outstanding
  at the end of period                        33,709           35,496           37,302              -                -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(86)

  Accumulation unit value:
    Beginning of period                       $12.79           $12.18           $11.18            $9.40           $11.01
    End of period                             $14.27           $12.79           $12.18           $11.18            $9.40
  Accumulation units outstanding
  at the end of period                         4,780            6,829            9,105              -                -

JNL/S&P Managed Moderate Division(1207)

  Accumulation unit value:
    Beginning of period                       $11.58             N/A              N/A              N/A              N/A
    End of period                             $11.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(99)

  Accumulation unit value:
    Beginning of period                       $12.37           $11.89           $11.10            $9.64           $10.71
    End of period                             $13.56           $12.37           $11.89           $11.10            $9.64
  Accumulation units outstanding
  at the end of period                        16,769           17,513            3,685              -                -

JNL/S&P Retirement 2015 Division(1202)

  Accumulation unit value:
    Beginning of period                       $10.69             N/A              N/A              N/A              N/A
    End of period                             $10.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(96)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.48            $8.21           $10.78
    End of period                               N/A              N/A            $10.65           $10.48            $8.21
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/Select Balanced Division(484)

  Accumulation unit value:
    Beginning of period                       $21.80           $21.18           $19.54           $19.53             N/A
    End of period                             $24.22           $21.80           $21.18           $19.54             N/A
  Accumulation units outstanding
  at the end of period                          145              746              791              267              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(72)

  Accumulation unit value:
    Beginning of period                       $24.57           $24.01           $22.00           $16.61           $23.14
    End of period                             $25.13           $24.57           $24.01           $22.00           $16.61
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Select Money Market Division(71)

  Accumulation unit value:
    Beginning of period                       $11.28           $11.23           $11.40           $11.61           $11.73
    End of period                             $11.52           $11.28           $11.23           $11.40           $11.61
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(1048)

  Accumulation unit value:
    Beginning of period                       $18.09             N/A              N/A              N/A              N/A
    End of period                             $20.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(484)

  Accumulation unit value:
    Beginning of period                       $24.60           $23.71           $22.08           $22.05             N/A
    End of period                             $27.34           $24.60           $23.71           $22.08             N/A
  Accumulation units outstanding
  at the end of period                          415              432              447              158              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(72)

  Accumulation unit value:
    Beginning of period                       $34.34           $30.78           $26.68           $19.69           $25.64
    End of period                             $35.85           $34.34           $30.78           $26.68           $19.69
  Accumulation units outstanding
  at the end of period                          212              227              240               -                -

JNL/T.Rowe Price Value Division(73)

  Accumulation unit value:
    Beginning of period                       $13.17           $12.69           $11.27            $8.88           $11.45
    End of period                             $15.45           $13.17           $12.69           $11.27            $8.88
  Accumulation units outstanding
  at the end of period                         4,615            3,794            2,067              -                -

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.25           $12.33           $12.01             N/A              N/A
    End of period                             $13.24           $12.25           $12.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          292              315              340              N/A              N/A

JNL/Western Asset Strategic Bond
Division(1109)

  Accumulation unit value:
    Beginning of period                       $16.92             N/A              N/A              N/A              N/A
    End of period                             $17.59             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(73)

  Accumulation unit value:
    Beginning of period                       $14.34           $14.33           $14.12           $14.27           $13.06
    End of period                             $14.47           $14.34           $14.33           $14.12           $14.27
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.28%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(692)

  Accumulation unit value:
    Beginning of period                       $10.86           $11.44           $10.60             N/A              N/A
    End of period                             $11.91           $10.86           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          132              134              124              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(692)

  Accumulation unit value:
    Beginning of period                       $12.12           $11.26           $10.09             N/A              N/A
    End of period                             $16.61           $12.12           $11.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          65               84               87               N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(692)

  Accumulation unit value:
    Beginning of period                       $22.23           $16.62           $16.00             N/A              N/A
    End of period                             $26.24           $22.23           $16.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                          41               44               55               N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(692)

  Accumulation unit value:
    Beginning of period                       $13.16           $13.15           $13.15             N/A              N/A
    End of period                             $13.31           $13.16           $13.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          116              106              100              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(692)

  Accumulation unit value:
    Beginning of period                       $34.30           $30.75           $28.35             N/A              N/A
    End of period                             $35.81           $34.30           $30.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                          59               59               62               N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(692)

  Accumulation unit value:
    Beginning of period                       $12.24           $12.31           $12.12             N/A              N/A
    End of period                             $13.22           $12.24           $12.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          120              114              108              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.295%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(464)

  Accumulation unit value:
    Beginning of period                       $11.39           $10.87           $10.11           $10.05             N/A
    End of period                             $12.01           $11.39           $10.87           $10.11             N/A
  Accumulation units outstanding
  at the end of period                         2,177            2,252            6,925             984              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(831)

  Accumulation unit value:
    Beginning of period                       $11.52           $10.21             N/A              N/A              N/A
    End of period                             $15.36           $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,065             781              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(244)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.58           $11.09            $8.20            $8.16
    End of period                             $13.73           $12.27           $11.58           $11.09            $8.20
  Accumulation units outstanding
  at the end of period                          136              136             2,366            3,604             10

JNL/Alger Growth Division(773)

  Accumulation unit value:
    Beginning of period                       $17.64           $15.58             N/A              N/A              N/A
    End of period                             $18.09           $17.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Alliance Capital Growth Division(385)

  Accumulation unit value:
    Beginning of period                         N/A             $9.34            $8.99            $8.20             N/A
    End of period                               N/A             $8.47            $9.34            $8.99             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              9,256            7,044             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $16.12           $15.96           $15.36           $12.62           $15.97
    End of period                             $17.71           $16.12           $15.96           $15.36           $12.62
  Accumulation units outstanding
  at the end of period                         1,852            1,989            6,782             545             1,314

JNL/Eagle SmallCap Equity Division(385)

  Accumulation unit value:
    Beginning of period                       $18.21           $18.17           $15.65           $13.28             N/A
    End of period                             $21.37           $18.21           $18.17           $15.65             N/A
  Accumulation units outstanding
  at the end of period                          571               -                -                -               N/A

JNL/FMR Balanced Division(166)

  Accumulation unit value:
    Beginning of period                       $10.52            $9.78            $9.14            $8.23            $8.35
    End of period                             $11.39           $10.52            $9.78            $9.14            $8.23
  Accumulation units outstanding
  at the end of period                         4,004            4,459            4,640              -               739

JNL/FMR MidCap Equity Division(1146)

  Accumulation unit value:
    Beginning of period                       $19.63             N/A              N/A              N/A              N/A
    End of period                             $21.90             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(915)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.78             N/A              N/A              N/A
    End of period                             $12.50           $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,060            1,187             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(915)

  Accumulation unit value:
    Beginning of period                       $11.22           $11.13             N/A              N/A              N/A
    End of period                             $12.69           $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          756             1,150             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(244)

  Accumulation unit value:
    Beginning of period                       $13.37           $12.36           $10.87            $8.66            $8.59
    End of period                             $16.02           $13.37           $12.36           $10.87            $8.66
  Accumulation units outstanding
  at the end of period                           -                -               20              3,143             10

JNL/JPMorgan International Value
Division(444)

  Accumulation unit value:
    Beginning of period                       $11.41            $9.84            $8.22            $7.53             N/A
    End of period                             $14.72           $11.41            $9.84            $8.22             N/A
  Accumulation units outstanding
  at the end of period                        13,747           12,915           16,384            3,765             N/A

JNL/Lazard Emerging Markets Division(1211)

  Accumulation unit value:
    Beginning of period                       $10.60             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,372             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(188)

  Accumulation unit value:
    Beginning of period                       $17.25           $16.22           $13.31           $10.56           $10.47
    End of period                             $19.31           $17.25           $16.22           $13.31           $10.56
  Accumulation units outstanding
  at the end of period                         5,342            6,790           12,067            1,094             280

JNL/Lazard Small Cap Value Division(188)

  Accumulation unit value:
    Beginning of period                       $14.08           $13.77           $12.21            $9.00            $9.17
    End of period                             $16.07           $14.08           $13.77           $12.21            $9.00
  Accumulation units outstanding
  at the end of period                         2,263            3,278            8,166            5,374             310






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(279)

  Accumulation unit value:
    Beginning of period                       $10.87           $11.46            $9.62            $6.80             N/A
    End of period                             $11.92           $10.87           $11.46            $9.62             N/A
  Accumulation units outstanding
  at the end of period                        26,070           27,240           25,017            8,429             N/A

JNL/MCM Bond Index Division(166)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.82           $10.69           $10.62           $10.30
    End of period                             $10.91           $10.77           $10.82           $10.69           $10.62
  Accumulation units outstanding
  at the end of period                        23,106           15,047            8,911            4,506             966

JNL/MCM Communications Sector
Division(718)

  Accumulation unit value:
    Beginning of period                        $4.29            $4.35            $4.33             N/A              N/A
    End of period                              $5.70            $4.29            $4.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              4,536             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(766)

  Accumulation unit value:
    Beginning of period                        $9.91           $10.11             N/A              N/A              N/A
    End of period                             $10.99            $9.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Dow 10 Division(188)

  Accumulation unit value:
    Beginning of period                        $8.45            $9.17            $9.12            $7.42            $6.97
    End of period                             $10.70            $8.45            $9.17            $9.12            $7.42
  Accumulation units outstanding
  at the end of period                        51,564           35,092           29,531           10,845             817

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,155             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(619)

  Accumulation unit value:
    Beginning of period                        $8.06            $7.91            $7.24             N/A              N/A
    End of period                              $9.21            $8.06            $7.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,232            5,004            4,203             N/A              N/A

JNL/MCM Financial Sector Division(1071)

  Accumulation unit value:
    Beginning of period                       $12.62             N/A              N/A              N/A              N/A
    End of period                             $13.92             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(279)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.27            $9.00            $6.04             N/A
    End of period                             $16.62           $12.14           $11.27            $9.00             N/A
  Accumulation units outstanding
  at the end of period                        32,390           31,947           23,832            8,321             N/A

JNL/MCM Healthcare Sector Division(501)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.29           $10.43             N/A              N/A
    End of period                             $11.24           $10.82           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,958            2,884             959              N/A              N/A

JNL/MCM International Index Division(256)

  Accumulation unit value:
    Beginning of period                       $14.67           $13.24           $11.34            $8.28             N/A
    End of period                             $18.00           $14.67           $13.24           $11.34             N/A
  Accumulation units outstanding
  at the end of period                        13,929           12,888            9,710            4,638             N/A

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.89           $10.65             N/A              N/A
    End of period                             $13.67           $11.77           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        137,481          114,490           9,787             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1125)

  Accumulation unit value:
    Beginning of period                        $9.57             N/A              N/A              N/A              N/A
    End of period                             $10.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          184              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(706)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.81           $10.44             N/A              N/A
    End of period                             $10.71           $10.46           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,537            4,666             929              N/A              N/A

JNL/MCM Oil & Gas Sector Division(642)

  Accumulation unit value:
    Beginning of period                       $22.20           $16.61           $13.99             N/A              N/A
    End of period                             $26.21           $22.20           $16.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,571            5,867             122              N/A              N/A

JNL/MCM S&P 10 Division(279)

  Accumulation unit value:
    Beginning of period                       $12.79            $9.54            $8.29            $6.64             N/A
    End of period                             $13.09           $12.79            $9.54            $8.29             N/A
  Accumulation units outstanding
  at the end of period                        26,007           26,272           25,512            9,463             N/A

JNL/MCM S&P 24 Division(1081)

  Accumulation unit value:
    Beginning of period                        $9.67             N/A              N/A              N/A              N/A
    End of period                             $10.14             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(256)

  Accumulation unit value:
    Beginning of period                       $13.71           $12.53           $11.07            $8.27             N/A
    End of period                             $14.70           $13.71           $12.53           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        23,737           30,175           21,663            4,699             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.24            $9.52            $7.62            $9.66
    End of period                             $11.75           $10.44           $10.24            $9.52            $7.62
  Accumulation units outstanding
  at the end of period                        26,356           35,645           34,523            8,104            2,599

JNL/MCM Select Small-Cap Division(279)

  Accumulation unit value:
    Beginning of period                       $18.76           $17.62           $16.01           $10.42             N/A
    End of period                             $20.07           $18.76           $17.62           $16.01             N/A
  Accumulation units outstanding
  at the end of period                        18,211           17,418           14,458            5,401             N/A

JNL/MCM Small Cap Index Division(256)

  Accumulation unit value:
    Beginning of period                       $13.08           $12.84           $11.19            $7.78             N/A
    End of period                             $15.02           $13.08           $12.84           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        17,395           27,806           17,205            4,638             N/A

JNL/MCM Technology Sector Division(1071)

  Accumulation unit value:
    Beginning of period                        $5.37             N/A              N/A              N/A              N/A
    End of period                              $5.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(738)

  Accumulation unit value:
    Beginning of period                       $15.47           $11.30             N/A              N/A              N/A
    End of period                             $14.91           $15.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,579           12,549             N/A              N/A              N/A

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.06           $10.86             N/A              N/A
    End of period                             $13.00           $11.86           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,993           21,962           11,430             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(244)

  Accumulation unit value:
    Beginning of period                       $12.18           $10.96            $9.51            $6.93            $6.92
    End of period                             $13.93           $12.18           $10.96            $9.51            $6.93
  Accumulation units outstanding
  at the end of period                         3,298            3,754            2,085            1,133             12

JNL/Oppenheimer Growth Division(799)

  Accumulation unit value:
    Beginning of period                        $8.47            $7.39             N/A              N/A              N/A
    End of period                              $8.68            $8.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,680            1,680             N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $13.14           $13.14           $12.87           $12.57           $11.94
    End of period                             $13.29           $13.14           $13.14           $12.87           $12.57
  Accumulation units outstanding
  at the end of period                        20,376           23,889           26,162            6,664            1,983

JNL/PPM America High Yield Bond
Division(166)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.35           $12.37           $11.67
    End of period                               N/A              N/A            $14.74           $14.35           $12.37
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,220            1,066

JNL/Putnam Equity Division(821)

  Accumulation unit value:
    Beginning of period                       $19.69           $17.48             N/A              N/A              N/A
    End of period                             $21.89           $19.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          832              935              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(428)

  Accumulation unit value:
    Beginning of period                        $7.96            $7.27            $6.27            $6.04             N/A
    End of period                              $8.23            $7.96            $7.27            $6.27             N/A
  Accumulation units outstanding
  at the end of period                         2,803            3,174            4,838            1,530             N/A

JNL/Putnam Value Equity Division(820)

  Accumulation unit value:
    Beginning of period                       $18.65           $17.51             N/A              N/A              N/A
    End of period                             $20.60           $18.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Core Index 100 Division(483)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.11           $10.01             N/A
    End of period                               N/A              N/A            $10.23           $10.11             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             12,624             N/A

JNL/S&P Core Index 50 Division(510)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.94             N/A              N/A
    End of period                               N/A              N/A             $9.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(525)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.26             N/A              N/A
    End of period                               N/A              N/A            $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(505)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.20             N/A              N/A
    End of period                               N/A              N/A            $10.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(239)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.77            $7.72            $7.99
    End of period                               N/A              N/A             $9.89            $9.77            $7.72
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,436           12,766

JNL/S&P Managed Aggressive Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.66           $11.94           $10.85            $8.75           $10.79
    End of period                             $14.30           $12.66           $11.94           $10.85            $8.75
  Accumulation units outstanding
  at the end of period                        45,623           46,939           53,672            1,649            2,495

JNL/S&P Managed Conservative Division(765)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.28             N/A              N/A              N/A
    End of period                             $11.00           $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,303           70,529             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $12.76           $12.16           $11.16            $9.38           $10.91
    End of period                             $14.24           $12.76           $12.16           $11.16            $9.38
  Accumulation units outstanding
  at the end of period                        110,148          116,278          122,720          48,518           16,942

JNL/S&P Managed Moderate Division(765)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.40             N/A              N/A              N/A
    End of period                             $11.60           $10.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,881            2,887             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.87           $11.08            $9.63           $10.68
    End of period                             $13.53           $12.34           $11.87           $11.08            $9.63
  Accumulation units outstanding
  at the end of period                        137,204          146,263          62,735            8,599            7,271

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1175)

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A              N/A
    End of period                             $10.51             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(595)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.76             N/A              N/A
    End of period                               N/A              N/A            $10.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $21.74           $21.13           $19.50           $16.41           $17.92
    End of period                             $24.15           $21.74           $21.13           $19.50           $16.41
  Accumulation units outstanding
  at the end of period                         8,864            9,305           12,197            6,278            2,250

JNL/Select Global Growth Division(793)

  Accumulation unit value:
    Beginning of period                       $21.21           $19.14             N/A              N/A              N/A
    End of period                             $23.49           $21.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          93               94               N/A              N/A              N/A

JNL/Select Large Cap Growth Division(505)

  Accumulation unit value:
    Beginning of period                       $24.51           $23.95           $22.41             N/A              N/A
    End of period                             $25.05           $24.51           $23.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                          104              507             4,206             N/A              N/A

JNL/Select Money Market Division(118)

  Accumulation unit value:
    Beginning of period                       $11.27           $11.22           $11.40           $11.61           $11.71
    End of period                             $11.51           $11.27           $11.22           $11.40           $11.61
  Accumulation units outstanding
  at the end of period                           -              1,451             965              965             1,209






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(510)

  Accumulation unit value:
    Beginning of period                       $17.06           $16.14           $14.55             N/A              N/A
    End of period                             $20.16           $17.06           $16.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,704            2,492            2,148             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(166)

  Accumulation unit value:
    Beginning of period                       $24.53           $23.66           $22.03           $17.27           $17.49
    End of period                             $27.26           $24.53           $23.66           $22.03           $17.27
  Accumulation units outstanding
  at the end of period                         3,022            6,854            4,431            1,430             697

JNL/T.Rowe Price Mid-Cap Growth
Division(188)

  Accumulation unit value:
    Beginning of period                       $34.24           $30.71           $26.62           $19.65           $19.26
    End of period                             $35.74           $34.24           $30.71           $26.62           $19.65
  Accumulation units outstanding
  at the end of period                         2,176            1,626            4,639             521              148

JNL/T.Rowe Price Value Division(166)

  Accumulation unit value:
    Beginning of period                       $13.15           $12.68           $11.26            $8.87            $8.86
    End of period                             $15.43           $13.15           $12.68           $11.26            $8.87
  Accumulation units outstanding
  at the end of period                         8,523            9,255           14,339            8,303            1,443

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.23           $12.31           $11.99             N/A              N/A
    End of period                             $13.21           $12.23           $12.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,667            7,008            3,762             N/A              N/A

JNL/Western Asset Strategic Bond
Division(166)

  Accumulation unit value:
    Beginning of period                       $17.14           $17.09           $16.36           $14.74           $13.87
    End of period                             $17.54           $17.14           $17.09           $16.36           $14.74
  Accumulation units outstanding
  at the end of period                         4,106            4,140            4,056             421             1,006






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $14.30           $14.30           $14.09           $14.24           $13.18
    End of period                             $14.43           $14.30           $14.30           $14.09           $14.24
  Accumulation units outstanding
  at the end of period                         4,039            4,948            9,058            5,521            4,102




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.30%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(147)

  Accumulation unit value:
    Beginning of period                       $11.39           $10.87           $10.11            $7.96            $9.07
    End of period                             $12.01           $11.39           $10.87           $10.11            $7.96
  Accumulation units outstanding
  at the end of period                         8,615           18,839            2,948             157               -

JNL/AIM Premier Equity II Division(102)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.25            $7.72           $10.25
    End of period                               N/A              N/A             $9.03            $9.25            $7.72
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                       $11.52           $10.06             N/A              N/A              N/A
    End of period                             $15.36           $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,044            2,359             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(104)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.59           $11.10            $8.21           $10.73
    End of period                             $13.75           $12.28           $11.59           $11.10            $8.21
  Accumulation units outstanding
  at the end of period                          486             6,596            3,430              -                -

JNL/Alger Growth Division(147)

  Accumulation unit value:
    Beginning of period                       $17.63           $16.06           $15.65           $11.84           $14.64
    End of period                             $18.09           $17.63           $16.06           $15.65           $11.84
  Accumulation units outstanding
  at the end of period                         3,332            2,706            1,646             102               -

JNL/Alliance Capital Growth Division(162)

  Accumulation unit value:
    Beginning of period                         N/A             $9.34            $8.99            $7.40            $7.68
    End of period                               N/A             $8.47            $9.34            $8.99            $7.40
  Accumulation units outstanding
  at the end of period                          N/A               -              3,696              -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                       $16.12           $15.95           $15.35           $12.61           $15.84
    End of period                             $17.70           $16.12           $15.95           $15.35           $12.61
  Accumulation units outstanding
  at the end of period                         7,060            6,730            7,098            1,030              -

JNL/Eagle SmallCap Equity Division(102)

  Accumulation unit value:
    Beginning of period                       $18.20           $18.16           $15.65           $11.44           $15.96
    End of period                             $21.36           $18.20           $18.16           $15.65           $11.44
  Accumulation units outstanding
  at the end of period                        18,698           16,109            2,805            1,662              -

JNL/FMR Balanced Division(97)

  Accumulation unit value:
    Beginning of period                       $10.52            $9.77            $9.14            $8.22            $9.06
    End of period                             $11.39           $10.52            $9.77            $9.14            $8.22
  Accumulation units outstanding
  at the end of period                         8,804            9,357            1,987              -                -

JNL/FMR MidCap Equity Division(180)

  Accumulation unit value:
    Beginning of period                       $19.99           $19.26           $16.71           $12.60           $12.75
    End of period                             $21.89           $19.99           $19.26           $16.71           $12.60
  Accumulation units outstanding
  at the end of period                         3,604            5,329             10                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1109)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,935             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(844)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.38             N/A              N/A              N/A
    End of period                             $12.50           $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,992             315              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(844)

  Accumulation unit value:
    Beginning of period                       $11.22           $10.48             N/A              N/A              N/A
    End of period                             $12.69           $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,778             466              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(109)

  Accumulation unit value:
    Beginning of period                       $13.37           $12.36           $10.87            $8.66           $11.06
    End of period                             $16.02           $13.37           $12.36           $10.87            $8.66
  Accumulation units outstanding
  at the end of period                         7,371            4,798            2,295             53                -

JNL/JPMorgan International Value
Division(303)

  Accumulation unit value:
    Beginning of period                       $11.40            $9.84            $8.22            $5.79             N/A
    End of period                             $14.71           $11.40            $9.84            $8.22             N/A
  Accumulation units outstanding
  at the end of period                        40,824           46,110            9,324            1,094             N/A

JNL/Lazard Emerging Markets Division(1080)

  Accumulation unit value:
    Beginning of period                        $8.67             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,080             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(129)

  Accumulation unit value:
    Beginning of period                       $17.24           $16.21           $13.30           $10.56           $12.47
    End of period                             $19.31           $17.24           $16.21           $13.30           $10.56
  Accumulation units outstanding
  at the end of period                        24,442           29,762           24,676            3,548              -

JNL/Lazard Small Cap Value Division(129)

  Accumulation unit value:
    Beginning of period                       $14.07           $13.76           $12.20            $9.00           $11.08
    End of period                             $16.07           $14.07           $13.76           $12.20            $9.00
  Accumulation units outstanding
  at the end of period                        12,557           15,897           13,789            3,697              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(131)

  Accumulation unit value:
    Beginning of period                       $10.84           $11.43            $9.60            $7.39            $9.04
    End of period                             $11.90           $10.84           $11.43            $9.60            $7.39
  Accumulation units outstanding
  at the end of period                        129,363          134,924          102,138             -                -

JNL/MCM Bond Index Division(132)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.82           $10.68           $10.62           $10.05
    End of period                             $10.91           $10.77           $10.82           $10.68           $10.62
  Accumulation units outstanding
  at the end of period                        37,974           28,800           25,892              -                -

JNL/MCM Communications Sector
Division(526)

  Accumulation unit value:
    Beginning of period                        $4.29            $4.35            $4.15             N/A              N/A
    End of period                              $5.70            $4.29            $4.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,334              -                -               N/A              N/A

JNL/MCM Consumer Brands Sector
Division(526)

  Accumulation unit value:
    Beginning of period                        $9.91           $10.39            $9.97             N/A              N/A
    End of period                             $10.97            $9.91           $10.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          25               59                -               N/A              N/A

JNL/MCM Dow 10 Division(109)

  Accumulation unit value:
    Beginning of period                        $8.45            $9.17            $9.12            $7.42            $8.79
    End of period                             $10.70            $8.45            $9.17            $9.12            $7.42
  Accumulation units outstanding
  at the end of period                        150,753          162,771          136,524            42                -

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,054             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(135)

  Accumulation unit value:
    Beginning of period                        $8.06            $7.91            $7.28            $5.77            $7.00
    End of period                              $9.21            $8.06            $7.91            $7.28            $5.77
  Accumulation units outstanding
  at the end of period                           -                -              7,287            1,299              -

JNL/MCM Financial Sector Division(561)

  Accumulation unit value:
    Beginning of period                       $12.00           $11.57           $10.37             N/A              N/A
    End of period                             $13.92           $12.00           $11.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,232            2,002             118              N/A              N/A

JNL/MCM Global 15 Division(131)

  Accumulation unit value:
    Beginning of period                       $12.11           $11.25            $8.98            $6.90            $8.41
    End of period                             $16.58           $12.11           $11.25            $8.98            $6.90
  Accumulation units outstanding
  at the end of period                        134,185          141,628          107,799            44                -

JNL/MCM Healthcare Sector Division(521)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.29           $10.49             N/A              N/A
    End of period                             $11.23           $10.82           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,829            7,063             177              N/A              N/A

JNL/MCM International Index Division(132)

  Accumulation unit value:
    Beginning of period                       $14.66           $13.24           $11.34            $8.45           $10.17
    End of period                             $18.00           $14.66           $13.24           $11.34            $8.45
  Accumulation units outstanding
  at the end of period                        35,360           26,749           37,235              -                -

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.89            $9.68             N/A              N/A
    End of period                             $13.67           $11.77           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        350,891          247,402           3,860             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1099)

  Accumulation unit value:
    Beginning of period                        $9.19             N/A              N/A              N/A              N/A
    End of period                             $10.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,119             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(738)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.73             N/A              N/A              N/A
    End of period                             $10.71           $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,789           14,304             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(505)

  Accumulation unit value:
    Beginning of period                       $22.20           $16.61           $13.08             N/A              N/A
    End of period                             $26.21           $22.20           $16.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,582           19,534            3,489             N/A              N/A

JNL/MCM S&P 10 Division(131)

  Accumulation unit value:
    Beginning of period                       $12.76            $9.51            $8.27            $7.12            $9.45
    End of period                             $13.05           $12.76            $9.51            $8.27            $7.12
  Accumulation units outstanding
  at the end of period                        109,932          132,732          126,757             -                -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(132)

  Accumulation unit value:
    Beginning of period                       $13.71           $12.53           $11.07            $8.42           $10.09
    End of period                             $14.70           $13.71           $12.53           $11.07            $8.42
  Accumulation units outstanding
  at the end of period                        36,973           29,132           28,661              -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(87)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.24            $9.52            $7.62            $9.84
    End of period                             $11.74           $10.44           $10.24            $9.52            $7.62
  Accumulation units outstanding
  at the end of period                        74,737           59,064           60,156             458              486

JNL/MCM Select Small-Cap Division(131)

  Accumulation unit value:
    Beginning of period                       $18.72           $17.58           $15.98           $11.05           $13.41
    End of period                             $20.03           $18.72           $17.58           $15.98           $11.05
  Accumulation units outstanding
  at the end of period                        68,596           76,114           63,448             608               -

JNL/MCM Small Cap Index Division(132)

  Accumulation unit value:
    Beginning of period                       $13.08           $12.84           $11.19            $7.85            $9.69
    End of period                             $15.01           $13.08           $12.84           $11.19            $7.85
  Accumulation units outstanding
  at the end of period                        36,397           35,511           30,423              -                -

JNL/MCM Technology Sector Division(526)

  Accumulation unit value:
    Beginning of period                        $5.47            $5.46            $5.62             N/A              N/A
    End of period                              $5.85            $5.47            $5.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          73               635             3,152             N/A              N/A

JNL/MCM Value Line 25 Division(699)

  Accumulation unit value:
    Beginning of period                       $15.47           $11.41           $10.54             N/A              N/A
    End of period                             $14.91           $15.47           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,617           64,941              -               N/A              N/A

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.06           $10.22             N/A              N/A
    End of period                             $13.00           $11.86           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,523           37,666            8,221             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(147)

  Accumulation unit value:
    Beginning of period                       $12.19           $10.97            $9.52            $6.93            $8.18
    End of period                             $13.94           $12.19           $10.97            $9.52            $6.93
  Accumulation units outstanding
  at the end of period                        13,322           13,926           13,788            1,173              -

JNL/Oppenheimer Growth Division(147)

  Accumulation unit value:
    Beginning of period                        $8.47            $7.94            $7.80            $6.77            $7.94
    End of period                              $8.68            $8.47            $7.94            $7.80            $6.77
  Accumulation units outstanding
  at the end of period                         3,184             431              462               -                -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(101)

  Accumulation unit value:
    Beginning of period                       $13.13           $13.13           $12.87           $12.57           $12.07
    End of period                             $13.28           $13.13           $13.13           $12.87           $12.57
  Accumulation units outstanding
  at the end of period                        58,197           59,562           16,252             556               -

JNL/PPM America High Yield Bond
Division(97)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.34           $12.37           $12.51
    End of period                               N/A              N/A            $14.73           $14.34           $12.37
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               393               -

JNL/Putnam Equity Division(109)

  Accumulation unit value:
    Beginning of period                       $19.68           $18.52           $16.76           $13.48           $16.11
    End of period                             $21.88           $19.68           $18.52           $16.76           $13.48
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(109)

  Accumulation unit value:
    Beginning of period                        $7.96            $7.27            $6.27            $4.81            $6.20
    End of period                              $8.23            $7.96            $7.27            $6.27            $4.81
  Accumulation units outstanding
  at the end of period                        20,890           22,728           15,195              -                -

JNL/Putnam Value Equity Division(109)

  Accumulation unit value:
    Beginning of period                       $18.64           $18.18           $16.95           $13.92           $16.74
    End of period                             $20.59           $18.64           $18.18           $16.95           $13.92
  Accumulation units outstanding
  at the end of period                         1,031            1,034             42               43                -

JNL/S&P Core Index 100 Division(174)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.10            $8.47            $8.82
    End of period                               N/A              N/A            $10.23           $10.10            $8.47
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Core Index 50 Division(180)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.81            $7.67            $7.86
    End of period                               N/A              N/A             $9.94            $9.81            $7.67
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Core Index 75 Division(273)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.98            $7.79             N/A
    End of period                               N/A              N/A            $10.12            $9.98             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(335)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.99            $8.44             N/A
    End of period                               N/A              N/A            $10.14            $9.99             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               322              N/A

JNL/S&P Equity Growth Division I(134)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.77            $7.72            $9.15
    End of period                               N/A              N/A             $9.89            $9.77            $7.72
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               424               -

JNL/S&P Managed Aggressive Growth
Division(78)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.93           $10.84            $8.75            $8.40
    End of period                             $14.29           $12.65           $11.93           $10.84            $8.75
  Accumulation units outstanding
  at the end of period                        22,050           15,810            9,460              -                -

JNL/S&P Managed Conservative Division(689)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.29            $9.94             N/A              N/A
    End of period                             $11.00           $10.43           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,628           43,219           10,814             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(78)

  Accumulation unit value:
    Beginning of period                       $12.76           $12.15           $11.16            $9.38           $11.09
    End of period                             $14.23           $12.76           $12.15           $11.16            $9.38
  Accumulation units outstanding
  at the end of period                        56,379           50,038           17,539            2,965              -

JNL/S&P Managed Moderate Division(692)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.48           $10.00             N/A              N/A
    End of period                             $11.60           $10.76           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        143,244          169,640          38,086             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(78)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.86           $11.08            $9.63           $10.83
    End of period                             $13.53           $12.34           $11.86           $11.08            $9.63
  Accumulation units outstanding
  at the end of period                        203,409          236,771          100,647           2,545            1,782

JNL/S&P Retirement 2015 Division(1204)

  Accumulation unit value:
    Beginning of period                       $10.59             N/A              N/A              N/A              N/A
    End of period                             $10.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          826              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(306)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.46            $7.98             N/A
    End of period                               N/A              N/A            $10.63           $10.46             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                       $21.73           $21.12           $19.49           $16.40           $17.66
    End of period                             $24.14           $21.73           $21.12           $19.49           $16.40
  Accumulation units outstanding
  at the end of period                        33,414           19,345           13,521             136               -

JNL/Select Global Growth Division(686)

  Accumulation unit value:
    Beginning of period                       $21.20           $21.28           $19.36             N/A              N/A
    End of period                             $23.47           $21.20           $21.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,835            2,835            1,929             N/A              N/A

JNL/Select Large Cap Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $24.49           $23.94           $21.94           $16.57           $16.83
    End of period                             $25.04           $24.49           $23.94           $21.94           $16.57
  Accumulation units outstanding
  at the end of period                         3,343            3,814            1,181              -                -

JNL/Select Money Market Division(147)

  Accumulation unit value:
    Beginning of period                       $11.26           $11.22           $11.39           $11.60           $11.68
    End of period                             $11.50           $11.26           $11.22           $11.39           $11.60
  Accumulation units outstanding
  at the end of period                         9,226            5,084            5,319              -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                       $17.03           $16.12           $14.37           $12.09             N/A
    End of period                             $20.13           $17.03           $16.12           $14.37             N/A
  Accumulation units outstanding
  at the end of period                        12,073            7,638            2,906              -               N/A

JNL/T.Rowe Price Established Growth
Division(97)

  Accumulation unit value:
    Beginning of period                       $24.52           $23.65           $22.02           $17.26           $22.25
    End of period                             $27.24           $24.52           $23.65           $22.02           $17.26
  Accumulation units outstanding
  at the end of period                        21,487           13,311            1,884             435               -

JNL/T.Rowe Price Mid-Cap Growth
Division(102)

  Accumulation unit value:
    Beginning of period                       $34.23           $30.70           $26.61           $19.65           $25.19
    End of period                             $35.72           $34.23           $30.70           $26.61           $19.65
  Accumulation units outstanding
  at the end of period                        21,814           12,524            8,288            1,498              -

JNL/T.Rowe Price Value Division(97)

  Accumulation unit value:
    Beginning of period                       $13.15           $12.68           $11.26            $8.87           $11.38
    End of period                             $15.42           $13.15           $12.68           $11.26            $8.87
  Accumulation units outstanding
  at the end of period                        18,891           23,506           16,033             411               -

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.23           $12.30           $11.98             N/A              N/A
    End of period                             $13.21           $12.23           $12.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,859            8,286           12,343             N/A              N/A

JNL/Western Asset Strategic Bond
Division(97)

  Accumulation unit value:
    Beginning of period                       $17.13           $17.08           $16.35           $14.74           $14.28
    End of period                             $17.53           $17.13           $17.08           $16.35           $14.74
  Accumulation units outstanding
  at the end of period                        16,418           22,218            4,537             503               -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(97)

  Accumulation unit value:
    Beginning of period                       $14.29           $14.29           $14.08           $14.24           $13.13
    End of period                             $14.42           $14.29           $14.29           $14.08           $14.24
  Accumulation units outstanding
  at the end of period                        12,003           16,846            4,775              -                -




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.305%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(682)

  Accumulation unit value:
    Beginning of period                       $10.84           $11.43           $10.37             N/A              N/A
    End of period                             $11.89           $10.84           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,415            1,415             N/A              N/A

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.82           $10.84             N/A              N/A
    End of period                             $10.91           $10.77           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                          384             2,654            2,165             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(682)

  Accumulation unit value:
    Beginning of period                       $12.11           $11.24           $10.04             N/A              N/A
    End of period                             $16.58           $12.11           $11.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,731            1,731             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(814)

  Accumulation unit value:
    Beginning of period                       $14.66           $12.98             N/A              N/A              N/A
    End of period                             $17.99           $14.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          315              400              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(814)

  Accumulation unit value:
    Beginning of period                       $13.70           $11.91             N/A              N/A              N/A
    End of period                             $14.69           $13.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          326              414              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(814)

  Accumulation unit value:
    Beginning of period                       $10.44            $9.70             N/A              N/A              N/A
    End of period                             $11.74           $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          412              524              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(682)

  Accumulation unit value:
    Beginning of period                       $18.71           $17.58           $15.06             N/A              N/A
    End of period                             $20.02           $18.71           $17.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               469              469              N/A              N/A

JNL/MCM Small Cap Index Division(814)

  Accumulation unit value:
    Beginning of period                       $13.07           $11.56             N/A              N/A              N/A
    End of period                             $15.01           $13.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          335              426              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(682)

  Accumulation unit value:
    Beginning of period                       $13.13           $13.13           $13.12             N/A              N/A
    End of period                             $13.27           $13.13           $13.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,786            1,786             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(682)

  Accumulation unit value:
    Beginning of period                       $12.64           $11.93           $10.81             N/A              N/A
    End of period                             $14.28           $12.64           $11.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,355            1,355             N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                       $21.72           $21.10           $19.97             N/A              N/A
    End of period                             $24.12           $21.72           $21.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               755              755              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(682)

  Accumulation unit value:
    Beginning of period                       $24.50           $23.63           $21.40             N/A              N/A
    End of period                             $27.23           $24.50           $23.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               890              890              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(682)

  Accumulation unit value:
    Beginning of period                       $34.21           $30.68           $27.36             N/A              N/A
    End of period                             $35.70           $34.21           $30.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               265              265              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(682)

  Accumulation unit value:
    Beginning of period                       $12.22           $12.29           $12.05             N/A              N/A
    End of period                             $13.19           $12.22           $12.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               639              639              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.31%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(308)

  Accumulation unit value:
    Beginning of period                       $11.39           $10.87           $10.11            $8.16             N/A
    End of period                             $12.00           $11.39           $10.87           $10.11             N/A
  Accumulation units outstanding
  at the end of period                        28,334           26,689           24,115           14,318             N/A

JNL/AIM Premier Equity II Division(389)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.25            $8.30             N/A
    End of period                               N/A              N/A             $9.02            $9.25             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,485             N/A

JNL/AIM Real Estate Division(875)

  Accumulation unit value:
    Beginning of period                       $11.52           $11.14             N/A              N/A              N/A
    End of period                             $15.36           $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,450           21,682             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(366)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.59           $11.10            $9.87             N/A
    End of period                             $13.74           $12.28           $11.59           $11.10             N/A
  Accumulation units outstanding
  at the end of period                         8,956            9,607           10,343           13,394             N/A

JNL/Alger Growth Division(356)

  Accumulation unit value:
    Beginning of period                       $17.61           $16.05           $15.64           $13.63             N/A
    End of period                             $18.07           $17.61           $16.05           $15.64             N/A
  Accumulation units outstanding
  at the end of period                         7,139            5,617            6,197            3,286             N/A

JNL/Alliance Capital Growth Division(382)

  Accumulation unit value:
    Beginning of period                         N/A             $9.33            $8.98            $8.30             N/A
    End of period                               N/A             $8.46            $9.33            $8.98             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              9,968              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(298)

  Accumulation unit value:
    Beginning of period                       $16.10           $15.94           $15.34           $12.12             N/A
    End of period                             $17.68           $16.10           $15.94           $15.34             N/A
  Accumulation units outstanding
  at the end of period                         8,977            7,809            8,813            8,324             N/A

JNL/Eagle SmallCap Equity Division(283)

  Accumulation unit value:
    Beginning of period                       $18.18           $18.15           $15.63           $10.09             N/A
    End of period                             $21.34           $18.18           $18.15           $15.63             N/A
  Accumulation units outstanding
  at the end of period                        13,289            9,489            4,796           12,195             N/A

JNL/FMR Balanced Division(308)

  Accumulation unit value:
    Beginning of period                       $10.51            $9.77            $9.14            $8.26             N/A
    End of period                             $11.38           $10.51            $9.77            $9.14             N/A
  Accumulation units outstanding
  at the end of period                        33,000           33,594           24,415           14,478             N/A

JNL/FMR MidCap Equity Division(440)

  Accumulation unit value:
    Beginning of period                       $19.97           $19.25           $16.69           $15.74             N/A
    End of period                             $21.86           $19.97           $19.25           $16.69             N/A
  Accumulation units outstanding
  at the end of period                         6,504            6,644            6,079            6,673             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1085)

  Accumulation unit value:
    Beginning of period                        $9.93             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,901             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(863)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.60             N/A              N/A              N/A
    End of period                             $12.49           $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,184            1,373             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(875)

  Accumulation unit value:
    Beginning of period                       $11.22           $11.03             N/A              N/A              N/A
    End of period                             $12.69           $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,019           15,137             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1096)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,788             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(400)

  Accumulation unit value:
    Beginning of period                       $13.36           $12.35           $10.86            $9.38             N/A
    End of period                             $16.00           $13.36           $12.35           $10.86             N/A
  Accumulation units outstanding
  at the end of period                         4,085            1,735           10,264             265              N/A

JNL/JPMorgan International Value
Division(392)

  Accumulation unit value:
    Beginning of period                       $11.39            $9.83            $8.21            $6.88             N/A
    End of period                             $14.70           $11.39            $9.83            $8.21             N/A
  Accumulation units outstanding
  at the end of period                        64,658           42,515           29,301            4,454             N/A

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,450             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(339)

  Accumulation unit value:
    Beginning of period                       $17.23           $16.20           $13.30           $11.37             N/A
    End of period                             $19.29           $17.23           $16.20           $13.30             N/A
  Accumulation units outstanding
  at the end of period                        35,970           34,632           33,246            7,297             N/A

JNL/Lazard Small Cap Value Division(308)

  Accumulation unit value:
    Beginning of period                       $14.06           $13.75           $12.20            $8.74             N/A
    End of period                             $16.05           $14.06           $13.75           $12.20             N/A
  Accumulation units outstanding
  at the end of period                        12,512           20,374           18,574            5,730             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(267)

  Accumulation unit value:
    Beginning of period                       $10.84           $11.43            $9.59            $6.64             N/A
    End of period                             $11.89           $10.84           $11.43            $9.59             N/A
  Accumulation units outstanding
  at the end of period                        265,465          243,211          249,721          79,340             N/A

JNL/MCM Bond Index Division(267)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.82           $10.68           $10.64             N/A
    End of period                             $10.91           $10.77           $10.82           $10.68             N/A
  Accumulation units outstanding
  at the end of period                        208,149          132,183          68,410           11,966             N/A

JNL/MCM Communications Sector
Division(536)

  Accumulation unit value:
    Beginning of period                        $4.28            $4.34            $3.96             N/A              N/A
    End of period                              $5.70            $4.28            $4.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,490            4,271            1,937             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(483)

  Accumulation unit value:
    Beginning of period                        $9.90           $10.39            $9.65            $9.54             N/A
    End of period                             $10.98            $9.90           $10.39            $9.65             N/A
  Accumulation units outstanding
  at the end of period                         4,502            6,036              -              1,090             N/A

JNL/MCM Dow 10 Division(267)

  Accumulation unit value:
    Beginning of period                        $8.45            $9.16            $9.12            $6.43             N/A
    End of period                             $10.69            $8.45            $9.16            $9.12             N/A
  Accumulation units outstanding
  at the end of period                        390,059          364,685          292,193          98,068             N/A

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                        $9.90             N/A              N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,824             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(293)

  Accumulation unit value:
    Beginning of period                        $8.06            $7.91            $7.27            $5.87             N/A
    End of period                              $9.20            $8.06            $7.91            $7.27             N/A
  Accumulation units outstanding
  at the end of period                        51,288           46,479           43,187           18,761             N/A

JNL/MCM Financial Sector Division(521)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.56           $10.94             N/A              N/A
    End of period                             $13.91           $11.99           $11.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,953            5,297            1,663             N/A              N/A

JNL/MCM Global 15 Division(267)

  Accumulation unit value:
    Beginning of period                       $12.10           $11.24            $8.98            $6.18             N/A
    End of period                             $16.57           $12.10           $11.24            $8.98             N/A
  Accumulation units outstanding
  at the end of period                        291,344          270,852          254,514          88,599             N/A

JNL/MCM Healthcare Sector Division(520)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.28           $10.54             N/A              N/A
    End of period                             $11.23           $10.81           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,786           15,140            5,974             N/A              N/A

JNL/MCM International Index Division(267)

  Accumulation unit value:
    Beginning of period                       $14.66           $13.24           $11.34            $7.94             N/A
    End of period                             $17.99           $14.66           $13.24           $11.34             N/A
  Accumulation units outstanding
  at the end of period                        196,501          148,148          90,904           30,436             N/A

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.89            $9.68             N/A              N/A
    End of period                             $13.67           $11.77           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        544,954          407,200          20,278             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1147)

  Accumulation unit value:
    Beginning of period                        $9.82             N/A              N/A              N/A              N/A
    End of period                             $10.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,366             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(680)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.81            $9.90             N/A              N/A
    End of period                             $10.70           $10.46           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,412           23,264             506              N/A              N/A

JNL/MCM Oil & Gas Sector Division(551)

  Accumulation unit value:
    Beginning of period                       $22.18           $16.60           $13.46             N/A              N/A
    End of period                             $26.19           $22.18           $16.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,232           30,570            9,490             N/A              N/A

JNL/MCM S&P 10 Division(267)

  Accumulation unit value:
    Beginning of period                       $12.75            $9.51            $8.27            $6.41             N/A
    End of period                             $13.04           $12.75            $9.51            $8.27             N/A
  Accumulation units outstanding
  at the end of period                        267,192          277,772          273,459          83,966             N/A

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $10.14             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,246             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(267)

  Accumulation unit value:
    Beginning of period                       $13.70           $12.52           $11.07            $7.77             N/A
    End of period                             $14.69           $13.70           $12.52           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        209,687          156,923          126,926          54,618             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(267)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.23            $9.52            $7.08             N/A
    End of period                             $11.74           $10.44           $10.23            $9.52             N/A
  Accumulation units outstanding
  at the end of period                        400,368          321,135          241,634          93,656             N/A

JNL/MCM Select Small-Cap Division(267)

  Accumulation unit value:
    Beginning of period                       $18.71           $17.58           $15.98           $10.14             N/A
    End of period                             $20.02           $18.71           $17.58           $15.98             N/A
  Accumulation units outstanding
  at the end of period                        173,121          163,537          163,376          51,756             N/A

JNL/MCM Small Cap Index Division(267)

  Accumulation unit value:
    Beginning of period                       $13.07           $12.83           $11.19            $7.26             N/A
    End of period                             $15.01           $13.07           $12.83           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        199,996          147,934          121,070          46,041             N/A

JNL/MCM Technology Sector Division(536)

  Accumulation unit value:
    Beginning of period                        $5.47            $5.46            $5.24             N/A              N/A
    End of period                              $5.84            $5.47            $5.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,999            9,972            3,355             N/A              N/A

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                       $15.47           $11.41            $9.76             N/A              N/A
    End of period                             $14.91           $15.47           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        187,659          143,261           7,787             N/A              N/A

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.06            $9.89             N/A              N/A
    End of period                             $13.00           $11.86           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        170,288          100,635          11,443             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(308)

  Accumulation unit value:
    Beginning of period                       $12.19           $10.97            $9.52            $6.55             N/A
    End of period                             $13.93           $12.19           $10.97            $9.52             N/A
  Accumulation units outstanding
  at the end of period                        22,909           27,183           17,973           10,557             N/A

JNL/Oppenheimer Growth Division(339)

  Accumulation unit value:
    Beginning of period                        $8.47            $7.94            $7.79            $7.27             N/A
    End of period                              $8.68            $8.47            $7.94            $7.79             N/A
  Accumulation units outstanding
  at the end of period                        15,506           13,613           27,245            3,952             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(289)

  Accumulation unit value:
    Beginning of period                       $13.12           $13.13           $12.86           $12.70             N/A
    End of period                             $13.27           $13.12           $13.13           $12.86             N/A
  Accumulation units outstanding
  at the end of period                        67,661           68,928           40,953           19,770             N/A

JNL/PPM America High Yield Bond
Division(296)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.33           $12.84             N/A
    End of period                               N/A              N/A            $14.72           $14.33             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              8,814             N/A

JNL/Putnam Equity Division(440)

  Accumulation unit value:
    Beginning of period                       $19.66           $18.50           $16.75           $15.65             N/A
    End of period                             $21.85           $19.66           $18.50           $16.75             N/A
  Accumulation units outstanding
  at the end of period                         3,796            5,447            5,084            5,681             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(339)

  Accumulation unit value:
    Beginning of period                        $7.96            $7.26            $6.27            $5.41             N/A
    End of period                              $8.22            $7.96            $7.26            $6.27             N/A
  Accumulation units outstanding
  at the end of period                         7,763            6,751           20,736            5,586             N/A

JNL/Putnam Value Equity Division(382)

  Accumulation unit value:
    Beginning of period                       $18.62           $18.16           $16.93           $15.15             N/A
    End of period                             $20.57           $18.62           $18.16           $16.93             N/A
  Accumulation units outstanding
  at the end of period                        11,185           10,544           10,981            9,848             N/A

JNL/S&P Core Index 100 Division(280)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.10            $8.07             N/A
    End of period                               N/A              N/A            $10.23           $10.10             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             46,607             N/A

JNL/S&P Core Index 50 Division(543)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.66             N/A              N/A
    End of period                               N/A              N/A             $9.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(455)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.97            $9.53             N/A
    End of period                               N/A              N/A            $10.12            $9.97             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              7,504             N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(367)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.98            $8.93             N/A
    End of period                               N/A              N/A            $10.14            $9.98             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             11,843             N/A

JNL/S&P Equity Growth Division I(441)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.76            $9.06             N/A
    End of period                               N/A              N/A             $9.88            $9.76             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             73,679             N/A

JNL/S&P Managed Aggressive Growth
Division(293)

  Accumulation unit value:
    Beginning of period                       $12.64           $11.93           $10.84            $8.76             N/A
    End of period                             $14.28           $12.64           $11.93           $10.84             N/A
  Accumulation units outstanding
  at the end of period                        144,117          229,199          238,472          19,858             N/A

JNL/S&P Managed Conservative Division(762)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.29             N/A              N/A              N/A
    End of period                             $11.00           $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        86,671           94,662             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(293)

  Accumulation unit value:
    Beginning of period                       $12.75           $12.14           $11.15            $9.38             N/A
    End of period                             $14.22           $12.75           $12.14           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        382,515          390,222          374,577          87,768             N/A

JNL/S&P Managed Moderate Division(730)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.48           $10.43             N/A              N/A
    End of period                             $11.60           $10.75           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        138,674          109,903            748              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(293)

  Accumulation unit value:
    Beginning of period                       $12.33           $11.86           $11.07            $9.66             N/A
    End of period                             $13.52           $12.33           $11.86           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        199,177          201,137          150,363          51,358             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division(1143)

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A              N/A
    End of period                             $10.96             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(367)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.45            $9.33             N/A
    End of period                               N/A              N/A            $10.63           $10.45             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,384             N/A

JNL/Select Balanced Division(298)

  Accumulation unit value:
    Beginning of period                       $21.71           $21.09           $19.47           $15.86             N/A
    End of period                             $24.11           $21.71           $21.09           $19.47             N/A
  Accumulation units outstanding
  at the end of period                        24,951           26,424           18,767            7,441             N/A

JNL/Select Global Growth Division(719)

  Accumulation unit value:
    Beginning of period                       $21.17           $21.26           $21.21             N/A              N/A
    End of period                             $23.44           $21.17           $21.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          810              52              4,931             N/A              N/A

JNL/Select Large Cap Growth Division(298)

  Accumulation unit value:
    Beginning of period                       $24.47           $23.92           $21.92           $16.43             N/A
    End of period                             $25.01           $24.47           $23.92           $21.92             N/A
  Accumulation units outstanding
  at the end of period                         3,926            7,021            5,411            7,973             N/A

JNL/Select Money Market Division(375)

  Accumulation unit value:
    Beginning of period                       $11.25           $11.21           $11.38           $11.48             N/A
    End of period                             $11.49           $11.25           $11.21           $11.38             N/A
  Accumulation units outstanding
  at the end of period                        71,946           15,370           32,054           19,840             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(382)

  Accumulation unit value:
    Beginning of period                       $17.03           $16.11           $14.37           $12.40             N/A
    End of period                             $20.12           $17.03           $16.11           $14.37             N/A
  Accumulation units outstanding
  at the end of period                        38,923           26,918           17,850            2,442             N/A

JNL/T.Rowe Price Established Growth
Division(356)

  Accumulation unit value:
    Beginning of period                       $24.49           $23.62           $22.00           $19.42             N/A
    End of period                             $27.21           $24.49           $23.62           $22.00             N/A
  Accumulation units outstanding
  at the end of period                        29,927           26,088           20,570            8,756             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                       $34.19           $30.67           $26.59           $23.16             N/A
    End of period                             $35.68           $34.19           $30.67           $26.59             N/A
  Accumulation units outstanding
  at the end of period                        21,344           24,127           23,289           14,169             N/A

JNL/T.Rowe Price Value Division(373)

  Accumulation unit value:
    Beginning of period                       $13.14           $12.67           $11.25            $9.71             N/A
    End of period                             $15.41           $13.14           $12.67           $11.25             N/A
  Accumulation units outstanding
  at the end of period                        43,870           38,843           20,890           12,397             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.22           $12.29           $11.97             N/A              N/A
    End of period                             $13.19           $12.22           $12.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,198           25,778           23,289             N/A              N/A

JNL/Western Asset Strategic Bond
Division(368)

  Accumulation unit value:
    Beginning of period                       $17.11           $17.07           $16.34           $15.98             N/A
    End of period                             $17.51           $17.11           $17.07           $16.34             N/A
  Accumulation units outstanding
  at the end of period                        31,955           21,896           13,472            2,090             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(272)

  Accumulation unit value:
    Beginning of period                       $14.28           $14.28           $14.07           $14.29             N/A
    End of period                             $14.41           $14.28           $14.28           $14.07             N/A
  Accumulation units outstanding
  at the end of period                         4,320           10,284            7,861            6,703             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.32%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(844)

  Accumulation unit value:
    Beginning of period                       $11.38           $10.63             N/A              N/A              N/A
    End of period                             $12.00           $11.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          741              721              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(882)

  Accumulation unit value:
    Beginning of period                       $11.52           $11.50             N/A              N/A              N/A
    End of period                             $15.35           $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          105              158              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(963)

  Accumulation unit value:
    Beginning of period                       $12.27           $12.32             N/A              N/A              N/A
    End of period                             $13.73           $12.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          92               92               N/A              N/A              N/A

JNL/Alger Growth Division(967)

  Accumulation unit value:
    Beginning of period                       $17.59           $17.76             N/A              N/A              N/A
    End of period                             $18.04           $17.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          538              635              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(707)

  Accumulation unit value:
    Beginning of period                       $10.50            $9.77            $9.54             N/A              N/A
    End of period                             $11.37           $10.50            $9.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,646            1,811            3,487             N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(882)

  Accumulation unit value:
    Beginning of period                       $10.86           $11.04             N/A              N/A              N/A
    End of period                             $12.49           $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          160              196              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(882)

  Accumulation unit value:
    Beginning of period                       $11.22           $11.17             N/A              N/A              N/A
    End of period                             $12.68           $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          158              193              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(605)

  Accumulation unit value:
    Beginning of period                       $13.34           $12.33           $10.87             N/A              N/A
    End of period                             $15.98           $13.34           $12.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               69               N/A              N/A

JNL/JPMorgan International Value
Division(844)

  Accumulation unit value:
    Beginning of period                       $11.39            $9.59             N/A              N/A              N/A
    End of period                             $14.68           $11.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,028            1,207             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(707)

  Accumulation unit value:
    Beginning of period                       $17.21           $16.19           $15.56             N/A              N/A
    End of period                             $19.27           $17.21           $16.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          850              950              972              N/A              N/A

JNL/Lazard Small Cap Value Division(707)

  Accumulation unit value:
    Beginning of period                       $14.05           $13.74           $13.26             N/A              N/A
    End of period                             $16.04           $14.05           $13.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,093            1,213            1,144             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(436)

  Accumulation unit value:
    Beginning of period                       $10.83           $11.42            $9.59            $8.48             N/A
    End of period                             $11.88           $10.83           $11.42            $9.59             N/A
  Accumulation units outstanding
  at the end of period                        10,956           10,525            6,055             438              N/A

JNL/MCM Bond Index Division(605)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.82           $10.49             N/A              N/A
    End of period                             $10.90           $10.76           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,431            3,215             357              N/A              N/A

JNL/MCM Communications Sector
Division(718)

  Accumulation unit value:
    Beginning of period                        $4.28            $4.34            $4.32             N/A              N/A
    End of period                              $5.69            $4.28            $4.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              9,635             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(436)

  Accumulation unit value:
    Beginning of period                        $8.44            $9.16            $9.11            $8.19             N/A
    End of period                             $10.68            $8.44            $9.16            $9.11             N/A
  Accumulation units outstanding
  at the end of period                        17,511           18,970            9,375             454              N/A

JNL/MCM Dow Dividend Division(1209)

  Accumulation unit value:
    Beginning of period                       $11.66             N/A              N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,199             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(605)

  Accumulation unit value:
    Beginning of period                       $12.10           $11.23            $9.33             N/A              N/A
    End of period                             $16.56           $12.10           $11.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,947           12,787           10,284             N/A              N/A

JNL/MCM Healthcare Sector Division(695)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.27            $9.46             N/A              N/A
    End of period                             $11.22           $10.80           $10.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          277              261              260              N/A              N/A

JNL/MCM International Index Division(436)

  Accumulation unit value:
    Beginning of period                       $14.65           $13.24           $11.34           $10.47             N/A
    End of period                             $17.98           $14.65           $13.24           $11.34             N/A
  Accumulation units outstanding
  at the end of period                        11,206            4,365            4,788             133              N/A

JNL/MCM JNL 5 Division(701)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.89           $10.23             N/A              N/A
    End of period                             $13.66           $11.77           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,251           37,284           31,589             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(660)

  Accumulation unit value:
    Beginning of period                       $22.17           $16.59           $15.21             N/A              N/A
    End of period                             $26.17           $22.17           $16.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,853            9,892             156              N/A              N/A

JNL/MCM S&P 10 Division(436)

  Accumulation unit value:
    Beginning of period                       $12.74            $9.50            $8.26            $7.72             N/A
    End of period                             $13.03           $12.74            $9.50            $8.26             N/A
  Accumulation units outstanding
  at the end of period                         9,229            8,722            3,061             481              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(436)

  Accumulation unit value:
    Beginning of period                       $13.70           $12.52           $11.07           $10.38             N/A
    End of period                             $14.68           $13.70           $12.52           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        11,473            3,966            1,146             134              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(436)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.23            $9.51            $8.96             N/A
    End of period                             $11.73           $10.43           $10.23            $9.51             N/A
  Accumulation units outstanding
  at the end of period                        10,124            9,912            6,382            1,297             N/A

JNL/MCM Select Small-Cap Division(688)

  Accumulation unit value:
    Beginning of period                       $18.69           $17.56           $15.17             N/A              N/A
    End of period                             $20.00           $18.69           $17.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,033            4,560             713              N/A              N/A

JNL/MCM Small Cap Index Division(636)

  Accumulation unit value:
    Beginning of period                       $13.06           $12.83           $10.29             N/A              N/A
    End of period                             $15.00           $13.06           $12.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,732            8,645            5,014             N/A              N/A

JNL/MCM Technology Sector Division(695)

  Accumulation unit value:
    Beginning of period                        $5.46            $5.46            $5.08             N/A              N/A
    End of period                              $5.84            $5.46            $5.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          541              514              483              N/A              N/A

JNL/MCM Value Line 25 Division(862)

  Accumulation unit value:
    Beginning of period                       $15.47           $12.46             N/A              N/A              N/A
    End of period                             $14.91           $15.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,506            1,615             N/A              N/A              N/A

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.06           $10.10             N/A              N/A
    End of period                             $13.00           $11.86           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,139            1,120            1,135             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(521)

  Accumulation unit value:
    Beginning of period                       $12.18           $10.96            $9.83             N/A              N/A
    End of period                             $13.92           $12.18           $10.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,760            1,908            3,319             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(707)

  Accumulation unit value:
    Beginning of period                       $13.11           $13.12           $13.12             N/A              N/A
    End of period                             $13.26           $13.11           $13.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,840            4,931            1,736             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division(963)

  Accumulation unit value:
    Beginning of period                       $19.64           $19.71             N/A              N/A              N/A
    End of period                             $21.82           $19.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          214              214              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division(521)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.03             N/A              N/A
    End of period                               N/A              N/A             $9.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.63           $11.92           $10.98             N/A              N/A
    End of period                             $14.26           $12.63           $11.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,151            6,352            5,301             N/A              N/A

JNL/S&P Managed Conservative Division(887)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.31             N/A              N/A              N/A
    End of period                             $10.99           $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,843            3,843             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(456)

  Accumulation unit value:
    Beginning of period                       $12.74           $12.14           $11.15           $10.65             N/A
    End of period                             $14.21           $12.74           $12.14           $11.15             N/A
  Accumulation units outstanding
  at the end of period                         4,380            4,782            5,404             828              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(470)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.85           $11.07           $10.79             N/A
    End of period                             $13.50           $12.32           $11.85           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        13,017           10,718            1,809            1,332             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(1126)

  Accumulation unit value:
    Beginning of period                       $22.41             N/A              N/A              N/A              N/A
    End of period                             $24.08             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          68               N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(707)

  Accumulation unit value:
    Beginning of period                       $24.44           $23.90           $23.21             N/A              N/A
    End of period                             $24.98           $24.44           $23.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          388              458             1,132             N/A              N/A

JNL/Select Money Market Division(901)

  Accumulation unit value:
    Beginning of period                       $11.24           $11.19             N/A              N/A              N/A
    End of period                             $11.48           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,969           17,969             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(844)

  Accumulation unit value:
    Beginning of period                       $17.02           $16.20             N/A              N/A              N/A
    End of period                             $20.11           $17.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          122              105              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(723)

  Accumulation unit value:
    Beginning of period                       $24.46           $23.60           $23.07             N/A              N/A
    End of period                             $27.18           $24.46           $23.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                          406              406              406              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(844)

  Accumulation unit value:
    Beginning of period                       $34.15           $30.34             N/A              N/A              N/A
    End of period                             $35.64           $34.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          280              330              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(723)

  Accumulation unit value:
    Beginning of period                       $13.13           $12.66           $12.24             N/A              N/A
    End of period                             $15.40           $13.13           $12.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                          573              573              573              N/A              N/A

JNL/Western Asset High Yield Bond
Division(844)

  Accumulation unit value:
    Beginning of period                       $12.20           $12.07             N/A              N/A              N/A
    End of period                             $13.18           $12.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          155              179              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(707)

  Accumulation unit value:
    Beginning of period                       $17.09           $17.05           $16.87             N/A              N/A
    End of period                             $17.48           $17.09           $17.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          397              333              311              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(844)

  Accumulation unit value:
    Beginning of period                       $14.26           $14.49             N/A              N/A              N/A
    End of period                             $14.39           $14.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          279              306              N/A              N/A              N/A


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.33%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(749)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.93             N/A              N/A              N/A
    End of period                             $11.86           $10.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,127            2,127             N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(749)

  Accumulation unit value:
    Beginning of period                        $8.43            $8.80             N/A              N/A              N/A
    End of period                             $10.67            $8.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,695            2,695             N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(749)

  Accumulation unit value:
    Beginning of period                       $12.08           $10.69             N/A              N/A              N/A
    End of period                             $16.54           $12.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,064            2,064             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(749)

  Accumulation unit value:
    Beginning of period                       $12.73            $9.51             N/A              N/A              N/A
    End of period                             $13.02           $12.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,125            2,125             N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(749)

  Accumulation unit value:
    Beginning of period                       $18.68           $16.44             N/A              N/A              N/A
    End of period                             $19.98           $18.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,336            1,336             N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.345%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(300)

  Accumulation unit value:
    Beginning of period                       $11.37           $10.85           $10.10            $8.22             N/A
    End of period                             $11.98           $11.37           $10.85           $10.10             N/A
  Accumulation units outstanding
  at the end of period                         3,088            3,199            3,316            2,401             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                       $11.52           $10.26             N/A              N/A              N/A
    End of period                             $15.35           $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,440            1,298             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(525)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.58           $11.35             N/A              N/A
    End of period                             $13.71           $12.26           $11.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                          421              458              443              N/A              N/A

JNL/Alger Growth Division(751)

  Accumulation unit value:
    Beginning of period                       $17.55           $15.27             N/A              N/A              N/A
    End of period                             $17.99           $17.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,316            1,387             N/A              N/A              N/A

JNL/Alliance Capital Growth Division(421)

  Accumulation unit value:
    Beginning of period                         N/A             $9.31            $8.96            $8.29             N/A
    End of period                               N/A             $8.44            $9.31            $8.96             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               869               -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(378)

  Accumulation unit value:
    Beginning of period                       $16.05           $15.89           $15.30           $13.88             N/A
    End of period                             $17.61           $16.05           $15.89           $15.30             N/A
  Accumulation units outstanding
  at the end of period                         2,137            2,247             761              843              N/A

JNL/Eagle SmallCap Equity Division(525)

  Accumulation unit value:
    Beginning of period                       $18.13           $18.10           $16.57             N/A              N/A
    End of period                             $21.26           $18.13           $18.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,112            1,003             119              N/A              N/A

JNL/FMR Balanced Division(378)

  Accumulation unit value:
    Beginning of period                       $10.49            $9.75            $9.13            $8.53             N/A
    End of period                             $11.35           $10.49            $9.75            $9.13             N/A
  Accumulation units outstanding
  at the end of period                         8,399            6,919            3,374            3,217             N/A

JNL/FMR MidCap Equity Division(980)

  Accumulation unit value:
    Beginning of period                       $19.89           $19.88             N/A              N/A              N/A
    End of period                             $21.77           $19.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          97               10               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1194)

  Accumulation unit value:
    Beginning of period                       $10.63             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,277             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(857)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.34             N/A              N/A              N/A
    End of period                             $12.49           $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          169              19               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(971)

  Accumulation unit value:
    Beginning of period                       $11.21           $11.27             N/A              N/A              N/A
    End of period                             $12.68           $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          500              413              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,950             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(421)

  Accumulation unit value:
    Beginning of period                       $13.31           $12.31           $10.83            $9.52             N/A
    End of period                             $15.94           $13.31           $12.31           $10.83             N/A
  Accumulation units outstanding
  at the end of period                         1,814            1,887              -                -               N/A

JNL/JPMorgan International Value
Division(565)

  Accumulation unit value:
    Beginning of period                       $11.36            $9.81            $8.75             N/A              N/A
    End of period                             $14.65           $11.36            $9.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,002            4,315            1,304             N/A              N/A

JNL/Lazard Emerging Markets Division(1180)

  Accumulation unit value:
    Beginning of period                        $9.69             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          451              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(300)

  Accumulation unit value:
    Beginning of period                       $17.18           $16.16           $13.27           $10.37             N/A
    End of period                             $19.23           $17.18           $16.16           $13.27             N/A
  Accumulation units outstanding
  at the end of period                         4,363            5,950            3,256            1,853             N/A

JNL/Lazard Small Cap Value Division(300)

  Accumulation unit value:
    Beginning of period                       $14.02           $13.72           $12.17            $8.71             N/A
    End of period                             $16.00           $14.02           $13.72           $12.17             N/A
  Accumulation units outstanding
  at the end of period                         2,050            3,553            2,709            1,973             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(283)

  Accumulation unit value:
    Beginning of period                       $10.81           $11.40            $9.58            $6.63             N/A
    End of period                             $11.86           $10.81           $11.40            $9.58             N/A
  Accumulation units outstanding
  at the end of period                        27,016           33,434           18,645            9,420             N/A

JNL/MCM Bond Index Division(422)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.81           $10.67           $10.73             N/A
    End of period                             $10.89           $10.75           $10.81           $10.67             N/A
  Accumulation units outstanding
  at the end of period                        15,796           17,126           10,900             290              N/A

JNL/MCM Communications Sector
Division(838)

  Accumulation unit value:
    Beginning of period                        $4.27            $4.15             N/A              N/A              N/A
    End of period                              $5.68            $4.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,770             303              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(749)

  Accumulation unit value:
    Beginning of period                        $9.88           $10.14             N/A              N/A              N/A
    End of period                             $10.95            $9.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               250              N/A              N/A              N/A

JNL/MCM Dow 10 Division(283)

  Accumulation unit value:
    Beginning of period                        $8.43            $9.14            $9.10            $6.37             N/A
    End of period                             $10.66            $8.43            $9.14            $9.10             N/A
  Accumulation units outstanding
  at the end of period                        35,058           38,918           24,902           11,919             N/A

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,954             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(421)

  Accumulation unit value:
    Beginning of period                        $8.04            $7.89            $7.26            $6.45             N/A
    End of period                              $9.17            $8.04            $7.89            $7.26             N/A
  Accumulation units outstanding
  at the end of period                          696             1,274            1,275             302              N/A

JNL/MCM Financial Sector Division(597)

  Accumulation unit value:
    Beginning of period                       $11.97           $11.54           $10.56             N/A              N/A
    End of period                             $13.87           $11.97           $11.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,194             808              113              N/A              N/A

JNL/MCM Global 15 Division(284)

  Accumulation unit value:
    Beginning of period                       $12.08           $11.22            $8.96            $5.78             N/A
    End of period                             $16.53           $12.08           $11.22            $8.96             N/A
  Accumulation units outstanding
  at the end of period                        41,599           44,637           20,107           10,033             N/A

JNL/MCM Healthcare Sector Division(597)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.26           $10.39             N/A              N/A
    End of period                             $11.20           $10.79           $10.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          888              891              220              N/A              N/A

JNL/MCM International Index Division(406)

  Accumulation unit value:
    Beginning of period                       $14.64           $13.22           $11.33            $9.87             N/A
    End of period                             $17.96           $14.64           $13.22           $11.33             N/A
  Accumulation units outstanding
  at the end of period                         6,838            6,112            4,036             569              N/A

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.89            $9.86             N/A              N/A
    End of period                             $13.66           $11.77           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        199,123          186,061           7,762             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(855)

  Accumulation unit value:
    Beginning of period                       $10.45            $9.97             N/A              N/A              N/A
    End of period                             $10.69           $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,862            3,474             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(528)

  Accumulation unit value:
    Beginning of period                       $22.13           $16.56           $13.70             N/A              N/A
    End of period                             $26.12           $22.13           $16.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,501           25,365             790              N/A              N/A

JNL/MCM S&P 10 Division(283)

  Accumulation unit value:
    Beginning of period                       $12.72            $9.49            $8.25            $6.65             N/A
    End of period                             $13.00           $12.72            $9.49            $8.25             N/A
  Accumulation units outstanding
  at the end of period                        18,626           26,521           18,912           12,266             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(300)

  Accumulation unit value:
    Beginning of period                       $13.68           $12.51           $11.06            $8.22             N/A
    End of period                             $14.66           $13.68           $12.51           $11.06             N/A
  Accumulation units outstanding
  at the end of period                        12,324           10,621            8,651            3,680             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(421)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.22            $9.51            $8.78             N/A
    End of period                             $11.72           $10.42           $10.22            $9.51             N/A
  Accumulation units outstanding
  at the end of period                        19,949           17,999           14,725            1,277             N/A

JNL/MCM Select Small-Cap Division(283)

  Accumulation unit value:
    Beginning of period                       $18.66           $17.54           $15.95           $10.42             N/A
    End of period                             $19.96           $18.66           $17.54           $15.95             N/A
  Accumulation units outstanding
  at the end of period                        15,098           18,147           12,187            5,153             N/A

JNL/MCM Small Cap Index Division(406)

  Accumulation unit value:
    Beginning of period                       $13.05           $12.82           $11.18           $10.36             N/A
    End of period                             $14.98           $13.05           $12.82           $11.18             N/A
  Accumulation units outstanding
  at the end of period                         9,168            6,659            3,824             541              N/A

JNL/MCM Technology Sector Division(783)

  Accumulation unit value:
    Beginning of period                        $5.45            $5.15             N/A              N/A              N/A
    End of period                              $5.83            $5.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          259              255              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(724)

  Accumulation unit value:
    Beginning of period                       $15.46           $11.41           $11.21             N/A              N/A
    End of period                             $14.90           $15.46           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,454           21,644             85               N/A              N/A

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.86             N/A              N/A              N/A
    End of period                             $12.99           $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,468            5,268             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(525)

  Accumulation unit value:
    Beginning of period                       $12.17           $10.95            $9.88             N/A              N/A
    End of period                             $13.90           $12.17           $10.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,268           19,340            7,929             N/A              N/A

JNL/Oppenheimer Growth Division(533)

  Accumulation unit value:
    Beginning of period                        $8.45            $7.93            $7.77             N/A              N/A
    End of period                              $8.66            $8.45            $7.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,624           16,558            8,931             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(300)

  Accumulation unit value:
    Beginning of period                       $13.09           $13.09           $12.83           $12.70             N/A
    End of period                             $13.23           $13.09           $13.09           $12.83             N/A
  Accumulation units outstanding
  at the end of period                        23,880           25,212            3,392           11,608             N/A

JNL/PPM America High Yield Bond
Division(421)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.29           $13.67             N/A
    End of period                               N/A              N/A            $14.67           $14.29             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               74               N/A

JNL/Putnam Equity Division(794)

  Accumulation unit value:
    Beginning of period                       $19.58           $17.82             N/A              N/A              N/A
    End of period                             $21.76           $19.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          797              801              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(300)

  Accumulation unit value:
    Beginning of period                        $7.94            $7.25            $6.26            $4.87             N/A
    End of period                              $8.20            $7.94            $7.25            $6.26             N/A
  Accumulation units outstanding
  at the end of period                         2,168            2,320            2,483            2,637             N/A

JNL/Putnam Value Equity Division(422)

  Accumulation unit value:
    Beginning of period                       $18.55           $18.10           $16.88           $15.48             N/A
    End of period                             $20.48           $18.55           $18.10           $16.88             N/A
  Accumulation units outstanding
  at the end of period                         1,260            1,502            1,280            1,161             N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(484)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.74            $9.72             N/A
    End of period                               N/A              N/A             $9.86            $9.74             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,727             N/A

JNL/S&P Managed Aggressive Growth
Division(382)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.90           $10.82            $9.64             N/A
    End of period                             $14.23           $12.61           $11.90           $10.82             N/A
  Accumulation units outstanding
  at the end of period                         6,109            7,665            5,459            3,114             N/A

JNL/S&P Managed Conservative Division(694)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.29           $10.03             N/A              N/A
    End of period                             $10.99           $10.43           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,654           51,827            6,604             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(443)

  Accumulation unit value:
    Beginning of period                       $12.71           $12.11           $11.13           $10.63             N/A
    End of period                             $14.18           $12.71           $12.11           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        54,055           57,214           54,825            2,482             N/A

JNL/S&P Managed Moderate Division(736)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.48           $10.48             N/A              N/A
    End of period                             $11.59           $10.75           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,416            7,432             361              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(300)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.83           $11.05            $9.59             N/A
    End of period                             $13.47           $12.30           $11.83           $11.05             N/A
  Accumulation units outstanding
  at the end of period                        29,586           27,545           21,819           13,709             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(378)

  Accumulation unit value:
    Beginning of period                       $21.63           $21.02           $19.41           $17.69             N/A
    End of period                             $24.01           $21.63           $21.02           $19.41             N/A
  Accumulation units outstanding
  at the end of period                         6,498            7,522            9,019            1,930             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(587)

  Accumulation unit value:
    Beginning of period                       $24.38           $23.84           $22.93             N/A              N/A
    End of period                             $24.91           $24.38           $23.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          226              226             2,296             N/A              N/A

JNL/Select Money Market Division(935)

  Accumulation unit value:
    Beginning of period                       $11.21           $11.18             N/A              N/A              N/A
    End of period                             $11.44           $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,318              -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(1036)

  Accumulation unit value:
    Beginning of period                       $18.12             N/A              N/A              N/A              N/A
    End of period                             $20.09             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          881              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(378)

  Accumulation unit value:
    Beginning of period                       $24.40           $23.54           $21.93           $19.80             N/A
    End of period                             $27.10           $24.40           $23.54           $21.93             N/A
  Accumulation units outstanding
  at the end of period                         2,415            3,124            1,588            1,668             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(378)

  Accumulation unit value:
    Beginning of period                       $34.06           $30.56           $26.51           $23.69             N/A
    End of period                             $35.54           $34.06           $30.56           $26.51             N/A
  Accumulation units outstanding
  at the end of period                         2,455            2,698            1,089             541              N/A

JNL/T.Rowe Price Value Division(378)

  Accumulation unit value:
    Beginning of period                       $13.12           $12.65           $11.24            $9.73             N/A
    End of period                             $15.38           $13.12           $12.65           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        10,767            8,568            5,844            3,243             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.18           $12.26           $11.95             N/A              N/A
    End of period                             $13.15           $12.18           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,151            2,498            2,521             N/A              N/A

JNL/Western Asset Strategic Bond
Division(378)

  Accumulation unit value:
    Beginning of period                       $17.05           $17.01           $16.29           $15.59             N/A
    End of period                             $17.44           $17.05           $17.01           $16.29             N/A
  Accumulation units outstanding
  at the end of period                         2,603            3,396             598              375              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.35%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(568)

  Accumulation unit value:
    Beginning of period                       $11.37           $10.85           $10.22             N/A              N/A
    End of period                             $11.98           $11.37           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,042            5,488             403              N/A              N/A

JNL/AIM Premier Equity II Division(426)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.24            $8.73             N/A
    End of period                               N/A              N/A             $9.01            $9.24             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               149              N/A

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                       $11.52           $10.39             N/A              N/A              N/A
    End of period                             $15.34           $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,602             175              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(439)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.58           $11.09           $10.43             N/A
    End of period                             $13.71           $12.26           $11.58           $11.09             N/A
  Accumulation units outstanding
  at the end of period                         4,289            3,954            3,250            2,403             N/A

JNL/Alger Growth Division(481)

  Accumulation unit value:
    Beginning of period                       $17.54           $15.99           $15.59           $15.35             N/A
    End of period                             $17.98           $17.54           $15.99           $15.59             N/A
  Accumulation units outstanding
  at the end of period                         1,759            1,809             895              456              N/A

JNL/Alliance Capital Growth Division(312)

  Accumulation unit value:
    Beginning of period                         N/A             $9.31            $8.96            $7.70             N/A
    End of period                               N/A             $8.44            $9.31            $8.96             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              8,505            9,476             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(312)

  Accumulation unit value:
    Beginning of period                       $16.04           $15.89           $15.30           $12.63             N/A
    End of period                             $17.61           $16.04           $15.89           $15.30             N/A
  Accumulation units outstanding
  at the end of period                         4,581            4,616            4,308            2,974             N/A

JNL/Eagle SmallCap Equity Division(594)

  Accumulation unit value:
    Beginning of period                       $18.12           $18.09           $16.34             N/A              N/A
    End of period                             $21.25           $18.12           $18.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,126            1,184             354              N/A              N/A

JNL/FMR Balanced Division(312)

  Accumulation unit value:
    Beginning of period                       $10.49            $9.75            $9.12            $8.30             N/A
    End of period                             $11.35           $10.49            $9.75            $9.12             N/A
  Accumulation units outstanding
  at the end of period                        14,513           11,432           11,433              -               N/A

JNL/FMR MidCap Equity Division(568)

  Accumulation unit value:
    Beginning of period                       $19.88           $19.17           $16.79             N/A              N/A
    End of period                             $21.76           $19.88           $19.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                          229              237              199              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1198)

  Accumulation unit value:
    Beginning of period                       $10.68             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,466             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(877)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.92             N/A              N/A              N/A
    End of period                             $12.49           $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,273             991              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1011)

  Accumulation unit value:
    Beginning of period                       $11.32             N/A              N/A              N/A              N/A
    End of period                             $12.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,221             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1198)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          805              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(501)

  Accumulation unit value:
    Beginning of period                       $13.30           $12.30           $11.32             N/A              N/A
    End of period                             $15.93           $13.30           $12.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,513            2,119            1,584             N/A              N/A

JNL/JPMorgan International Value
Division(471)

  Accumulation unit value:
    Beginning of period                       $11.36            $9.81            $8.19            $7.77             N/A
    End of period                             $14.64           $11.36            $9.81            $8.19             N/A
  Accumulation units outstanding
  at the end of period                        24,551           21,901            6,230            1,931             N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(443)

  Accumulation unit value:
    Beginning of period                       $17.18           $16.16           $13.27           $12.60             N/A
    End of period                             $19.22           $17.18           $16.16           $13.27             N/A
  Accumulation units outstanding
  at the end of period                         4,858            4,793            1,957             849              N/A

JNL/Lazard Small Cap Value Division(439)

  Accumulation unit value:
    Beginning of period                       $14.02           $13.71           $12.17           $11.08             N/A
    End of period                             $15.99           $14.02           $13.71           $12.17             N/A
  Accumulation units outstanding
  at the end of period                         5,729            4,799            2,221             986              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(382)

  Accumulation unit value:
    Beginning of period                       $10.81           $11.40            $9.57            $7.88             N/A
    End of period                             $11.85           $10.81           $11.40            $9.57             N/A
  Accumulation units outstanding
  at the end of period                        83,228           86,463           46,474            9,782             N/A

JNL/MCM Bond Index Division(426)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.81           $10.68           $10.63             N/A
    End of period                             $10.89           $10.75           $10.81           $10.68             N/A
  Accumulation units outstanding
  at the end of period                         6,953            5,209            2,362            1,623             N/A

JNL/MCM Communications Sector
Division(509)

  Accumulation unit value:
    Beginning of period                        $4.27            $4.33            $3.94             N/A              N/A
    End of period                              $5.68            $4.27            $4.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          983             7,166              -               N/A              N/A

JNL/MCM Consumer Brands Sector
Division(788)

  Accumulation unit value:
    Beginning of period                        $9.87            $9.97             N/A              N/A              N/A
    End of period                             $10.94            $9.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          45               44               N/A              N/A              N/A

JNL/MCM Dow 10 Division(358)

  Accumulation unit value:
    Beginning of period                        $8.42            $9.14            $9.10            $7.69             N/A
    End of period                             $10.66            $8.42            $9.14            $9.10             N/A
  Accumulation units outstanding
  at the end of period                        99,948           130,571          69,002           12,797             N/A

JNL/MCM Dow Dividend Division(1126)

  Accumulation unit value:
    Beginning of period                       $10.98             N/A              N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,705             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(471)

  Accumulation unit value:
    Beginning of period                        $8.03            $7.89            $7.26            $6.92             N/A
    End of period                              $9.17            $8.03            $7.89            $7.26             N/A
  Accumulation units outstanding
  at the end of period                         5,202            2,756           15,760            2,167             N/A

JNL/MCM Financial Sector Division(522)

  Accumulation unit value:
    Beginning of period                       $11.96           $11.54           $10.88             N/A              N/A
    End of period                             $13.87           $11.96           $11.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,505            1,965            1,122             N/A              N/A

JNL/MCM Global 15 Division(412)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.22            $8.96            $8.53             N/A
    End of period                             $16.52           $12.07           $11.22            $8.96             N/A
  Accumulation units outstanding
  at the end of period                        116,129          121,308          46,909            7,623             N/A

JNL/MCM Healthcare Sector Division(509)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.26           $10.61             N/A              N/A
    End of period                             $11.19           $10.78           $10.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,211            9,582            1,976             N/A              N/A

JNL/MCM International Index Division(483)

  Accumulation unit value:
    Beginning of period                       $14.64           $13.22           $11.33           $11.10             N/A
    End of period                             $17.95           $14.64           $13.22           $11.33             N/A
  Accumulation units outstanding
  at the end of period                         9,864            7,202            1,515             450              N/A

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.89            $9.78             N/A              N/A
    End of period                             $13.66           $11.77           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        208,710          214,183           1,689             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(712)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.81           $10.64             N/A              N/A
    End of period                             $10.69           $10.45           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,755           22,093             695              N/A              N/A

JNL/MCM Oil & Gas Sector Division(509)

  Accumulation unit value:
    Beginning of period                       $22.13           $16.56           $12.82             N/A              N/A
    End of period                             $26.11           $22.13           $16.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,447            9,151            5,476             N/A              N/A

JNL/MCM S&P 10 Division(382)

  Accumulation unit value:
    Beginning of period                       $12.72            $9.48            $8.25            $7.51             N/A
    End of period                             $13.00           $12.72            $9.48            $8.25             N/A
  Accumulation units outstanding
  at the end of period                        63,269           73,611           51,681            9,523             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(483)

  Accumulation unit value:
    Beginning of period                       $13.68           $12.51           $11.06           $10.99             N/A
    End of period                             $14.66           $13.68           $12.51           $11.06             N/A
  Accumulation units outstanding
  at the end of period                         3,415            3,015            1,570             544              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(481)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.22            $9.51            $9.37             N/A
    End of period                             $11.71           $10.42           $10.22            $9.51             N/A
  Accumulation units outstanding
  at the end of period                        65,403           66,254           63,516            3,410             N/A

JNL/MCM Select Small-Cap Division(412)

  Accumulation unit value:
    Beginning of period                       $18.66           $17.54           $15.95           $14.61             N/A
    End of period                             $19.95           $18.66           $17.54           $15.95             N/A
  Accumulation units outstanding
  at the end of period                        55,619           53,528           28,279            5,705             N/A

JNL/MCM Small Cap Index Division(483)

  Accumulation unit value:
    Beginning of period                       $13.05           $12.82           $11.18           $11.13             N/A
    End of period                             $14.98           $13.05           $12.82           $11.18             N/A
  Accumulation units outstanding
  at the end of period                         4,306            3,729            1,070             359              N/A

JNL/MCM Technology Sector Division(522)

  Accumulation unit value:
    Beginning of period                        $5.45            $5.45            $5.48             N/A              N/A
    End of period                              $5.82            $5.45            $5.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,253            6,859             646              N/A              N/A

JNL/MCM Value Line 25 Division(719)

  Accumulation unit value:
    Beginning of period                       $15.46           $11.41           $11.02             N/A              N/A
    End of period                             $14.90           $15.46           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        200,041          198,163          15,941             N/A              N/A

JNL/MCM VIP Division(685)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.05            $9.83             N/A              N/A
    End of period                             $12.99           $11.85           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,014            1,309             194              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(439)

  Accumulation unit value:
    Beginning of period                       $12.16           $10.95            $9.50            $8.68             N/A
    End of period                             $13.90           $12.16           $10.95            $9.50             N/A
  Accumulation units outstanding
  at the end of period                        16,492           14,470            6,393            2,852             N/A

JNL/Oppenheimer Growth Division(312)

  Accumulation unit value:
    Beginning of period                        $8.45            $7.92            $7.78            $6.91             N/A
    End of period                              $8.66            $8.45            $7.92            $7.78             N/A
  Accumulation units outstanding
  at the end of period                          295              656             5,501            5,442             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(412)

  Accumulation unit value:
    Beginning of period                       $13.08           $13.09           $12.83           $12.73             N/A
    End of period                             $13.22           $13.08           $13.09           $12.83             N/A
  Accumulation units outstanding
  at the end of period                        18,551           24,578           16,756            9,172             N/A

JNL/PPM America High Yield Bond
Division(397)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.28           $13.30             N/A
    End of period                               N/A              N/A            $14.66           $14.28             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              8,641             N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(439)

  Accumulation unit value:
    Beginning of period                        $7.94            $7.25            $6.26            $6.04             N/A
    End of period                              $8.20            $7.94            $7.25            $6.26             N/A
  Accumulation units outstanding
  at the end of period                          916             1,012            3,302            4,183             N/A

JNL/Putnam Value Equity Division(312)

  Accumulation unit value:
    Beginning of period                       $18.54           $18.09           $16.88           $13.63             N/A
    End of period                             $20.47           $18.54           $18.09           $16.88             N/A
  Accumulation units outstanding
  at the end of period                          181              189             2,667            2,751             N/A

JNL/S&P Core Index 100 Division(456)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.10            $9.63             N/A
    End of period                               N/A              N/A            $10.21           $10.10             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,402             N/A

JNL/S&P Core Index 50 Division(594)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.04             N/A              N/A
    End of period                               N/A              N/A             $9.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(426)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.96            $9.27             N/A
    End of period                               N/A              N/A            $10.11            $9.96             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               140              N/A

JNL/S&P Equity Growth Division I(382)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.74            $8.62             N/A
    End of period                               N/A              N/A             $9.86            $9.74             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,429             N/A

JNL/S&P Managed Aggressive Growth
Division(456)

  Accumulation unit value:
    Beginning of period                       $12.60           $11.89           $10.81           $10.25             N/A
    End of period                             $14.23           $12.60           $11.89           $10.81             N/A
  Accumulation units outstanding
  at the end of period                        81,843           99,055           70,697             659              N/A

JNL/S&P Managed Conservative Division(685)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.29            $9.97             N/A              N/A
    End of period                             $10.99           $10.43           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,029            4,952            1,909             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(358)

  Accumulation unit value:
    Beginning of period                       $12.71           $12.11           $11.13           $10.11             N/A
    End of period                             $14.17           $12.71           $12.11           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        107,371          111,002          154,044          42,312             N/A

JNL/S&P Managed Moderate Division(689)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.48            $9.87             N/A              N/A
    End of period                             $11.59           $10.75           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,490           14,944            7,600             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(358)

  Accumulation unit value:
    Beginning of period                       $12.29           $11.82           $11.05           $10.27             N/A
    End of period                             $13.47           $12.29           $11.82           $11.05             N/A
  Accumulation units outstanding
  at the end of period                        124,590          133,875          67,582           17,082             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(563)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.81             N/A              N/A
    End of period                               N/A              N/A            $10.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(275)

  Accumulation unit value:
    Beginning of period                       $21.61           $21.01           $19.40           $15.77             N/A
    End of period                             $24.00           $21.61           $21.01           $19.40             N/A
  Accumulation units outstanding
  at the end of period                         9,074           10,849            6,018              -               N/A

JNL/Select Global Growth Division(665)

  Accumulation unit value:
    Beginning of period                       $21.09           $21.18           $18.93             N/A              N/A
    End of period                             $23.34           $21.09           $21.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,349             427              61               N/A              N/A

JNL/Select Large Cap Growth Division(646)

  Accumulation unit value:
    Beginning of period                       $24.36           $23.83           $20.94             N/A              N/A
    End of period                             $24.90           $24.36           $23.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,863            1,411             405              N/A              N/A

JNL/Select Money Market Division(575)

  Accumulation unit value:
    Beginning of period                       $11.20           $11.16           $11.26             N/A              N/A
    End of period                             $11.44           $11.20           $11.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,988            1,409              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(471)

  Accumulation unit value:
    Beginning of period                       $17.01           $16.10           $14.36           $13.70             N/A
    End of period                             $20.09           $17.01           $16.10           $14.36             N/A
  Accumulation units outstanding
  at the end of period                         5,903            5,850            3,417            1,095             N/A

JNL/T.Rowe Price Established Growth
Division(460)

  Accumulation unit value:
    Beginning of period                       $24.39           $23.53           $21.92           $20.35             N/A
    End of period                             $27.08           $24.39           $23.53           $21.92             N/A
  Accumulation units outstanding
  at the end of period                         4,286            9,299            3,405            2,767             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(358)

  Accumulation unit value:
    Beginning of period                       $34.05           $30.55           $26.50           $22.91             N/A
    End of period                             $35.52           $34.05           $30.55           $26.50             N/A
  Accumulation units outstanding
  at the end of period                         2,664            3,543             968              628              N/A

JNL/T.Rowe Price Value Division(439)

  Accumulation unit value:
    Beginning of period                       $13.11           $12.65           $11.24           $10.22             N/A
    End of period                             $15.37           $13.11           $12.65           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        18,353           21,530           11,726            5,609             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.18           $12.26           $11.94             N/A              N/A
    End of period                             $13.15           $12.18           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,694            5,309           46,273             N/A              N/A

JNL/Western Asset Strategic Bond
Division(275)

  Accumulation unit value:
    Beginning of period                       $17.04           $17.00           $16.28           $14.93             N/A
    End of period                             $17.43           $17.04           $17.00           $16.28             N/A
  Accumulation units outstanding
  at the end of period                         3,968            4,100            1,615            3,964             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(275)

  Accumulation unit value:
    Beginning of period                       $14.22           $14.22           $14.02           $14.26             N/A
    End of period                             $14.34           $14.22           $14.22           $14.02             N/A
  Accumulation units outstanding
  at the end of period                         4,316            5,438            2,202              -               N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.36%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(442)

  Accumulation unit value:
    Beginning of period                       $11.36           $10.85           $10.10            $9.85             N/A
    End of period                             $11.97           $11.36           $10.85           $10.10             N/A
  Accumulation units outstanding
  at the end of period                        106,681          101,706          49,600            1,244             N/A

JNL/AIM Premier Equity II Division(526)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.47             N/A              N/A
    End of period                               N/A              N/A             $9.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                       $11.52           $10.51             N/A              N/A              N/A
    End of period                             $15.34           $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        166,814          16,474             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(459)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.57           $11.09           $10.71             N/A
    End of period                             $13.70           $12.25           $11.57           $11.09             N/A
  Accumulation units outstanding
  at the end of period                        64,453           65,530           29,283            3,089             N/A

JNL/Alger Growth Division(442)

  Accumulation unit value:
    Beginning of period                       $17.52           $15.97           $15.57           $14.91             N/A
    End of period                             $17.96           $17.52           $15.97           $15.57             N/A
  Accumulation units outstanding
  at the end of period                        19,293            6,877            2,660             690              N/A

JNL/Alliance Capital Growth Division(442)

  Accumulation unit value:
    Beginning of period                         N/A             $9.30            $8.96            $8.75             N/A
    End of period                               N/A             $8.43            $9.30            $8.96             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,586             226              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(442)

  Accumulation unit value:
    Beginning of period                       $16.03           $15.87           $15.29           $14.35             N/A
    End of period                             $17.59           $16.03           $15.87           $15.29             N/A
  Accumulation units outstanding
  at the end of period                        25,517           22,456           19,921            2,342             N/A

JNL/Eagle SmallCap Equity Division(469)

  Accumulation unit value:
    Beginning of period                       $18.10           $18.07           $15.58           $15.25             N/A
    End of period                             $21.23           $18.10           $18.07           $15.58             N/A
  Accumulation units outstanding
  at the end of period                        18,343            8,954            5,472             525              N/A

JNL/FMR Balanced Division(434)

  Accumulation unit value:
    Beginning of period                       $10.48            $9.75            $9.12            $8.81             N/A
    End of period                             $11.34           $10.48            $9.75            $9.12             N/A
  Accumulation units outstanding
  at the end of period                        55,607           35,258           35,834            4,152             N/A

JNL/FMR MidCap Equity Division(538)

  Accumulation unit value:
    Beginning of period                       $19.86           $19.15           $16.98             N/A              N/A
    End of period                             $21.74           $19.86           $19.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,125           15,378            6,746             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1097)

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,081             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(840)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.31             N/A              N/A              N/A
    End of period                             $12.48           $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        59,359           35,666             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(851)

  Accumulation unit value:
    Beginning of period                       $11.21           $10.71             N/A              N/A              N/A
    End of period                             $12.67           $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,429           35,252             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1070)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        59,406             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(534)

  Accumulation unit value:
    Beginning of period                       $13.29           $12.29           $10.80             N/A              N/A
    End of period                             $15.91           $13.29           $12.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        71,651           35,611           16,189             N/A              N/A

JNL/JPMorgan International Value
Division(442)

  Accumulation unit value:
    Beginning of period                       $11.35            $9.80            $8.19            $7.45             N/A
    End of period                             $14.63           $11.35            $9.80            $8.19             N/A
  Accumulation units outstanding
  at the end of period                        268,663          74,650           29,686             133              N/A

JNL/Lazard Emerging Markets Division(1067)

  Accumulation unit value:
    Beginning of period                       $10.09             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,301             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(442)

  Accumulation unit value:
    Beginning of period                       $17.16           $16.15           $13.26           $12.53             N/A
    End of period                             $19.20           $17.16           $16.15           $13.26             N/A
  Accumulation units outstanding
  at the end of period                        135,729          132,813          60,848            2,245             N/A

JNL/Lazard Small Cap Value Division(442)

  Accumulation unit value:
    Beginning of period                       $14.01           $13.70           $12.16           $11.37             N/A
    End of period                             $15.98           $14.01           $13.70           $12.16             N/A
  Accumulation units outstanding
  at the end of period                        87,097           103,459          48,536            2,527             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(436)

  Accumulation unit value:
    Beginning of period                       $10.80           $11.39            $9.57            $8.47             N/A
    End of period                             $11.84           $10.80           $11.39            $9.57             N/A
  Accumulation units outstanding
  at the end of period                        539,554          439,236          321,581          35,469             N/A

JNL/MCM Bond Index Division(475)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.80           $10.67           $10.64             N/A
    End of period                             $10.88           $10.75           $10.80           $10.67             N/A
  Accumulation units outstanding
  at the end of period                        176,687          117,600          53,253             542              N/A

JNL/MCM Communications Sector
Division(601)

  Accumulation unit value:
    Beginning of period                        $4.27            $4.33            $3.87             N/A              N/A
    End of period                              $5.68            $4.27            $4.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                        106,628           3,371            5,801             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(601)

  Accumulation unit value:
    Beginning of period                        $9.87           $10.36            $9.61             N/A              N/A
    End of period                             $10.94            $9.87           $10.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,678            5,528            2,039             N/A              N/A

JNL/MCM Dow 10 Division(436)

  Accumulation unit value:
    Beginning of period                        $8.42            $9.14            $9.09            $8.18             N/A
    End of period                             $10.65            $8.42            $9.14            $9.09             N/A
  Accumulation units outstanding
  at the end of period                        838,754          741,566          405,213          39,038             N/A

JNL/MCM Dow Dividend Division(1004)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        221,166            N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(584)

  Accumulation unit value:
    Beginning of period                        $8.03            $7.89            $7.12             N/A              N/A
    End of period                              $9.16            $8.03            $7.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        47,352           15,486            5,677             N/A              N/A

JNL/MCM Financial Sector Division(563)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.53           $10.50             N/A              N/A
    End of period                             $13.86           $11.95           $11.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,236            8,277            4,166             N/A              N/A

JNL/MCM Global 15 Division(436)

  Accumulation unit value:
    Beginning of period                       $12.06           $11.21            $8.96            $8.85             N/A
    End of period                             $16.51           $12.06           $11.21            $8.96             N/A
  Accumulation units outstanding
  at the end of period                        683,335          497,866          320,066          38,027             N/A

JNL/MCM Healthcare Sector Division(518)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.25           $10.61             N/A              N/A
    End of period                             $11.18           $10.78           $10.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,230           28,846           12,992             N/A              N/A

JNL/MCM International Index Division(442)

  Accumulation unit value:
    Beginning of period                       $14.63           $13.22           $11.33           $10.39             N/A
    End of period                             $17.94           $14.63           $13.22           $11.33             N/A
  Accumulation units outstanding
  at the end of period                        249,691          145,920          52,689             979              N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.88            $9.62             N/A              N/A
    End of period                             $13.65           $11.76           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                       3,792,554         998,635          107,583            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1062)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        153,181            N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(700)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.81           $10.40             N/A              N/A
    End of period                             $10.69           $10.45           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        112,617          68,866             635              N/A              N/A

JNL/MCM Oil & Gas Sector Division(518)

  Accumulation unit value:
    Beginning of period                       $22.11           $16.55           $13.23             N/A              N/A
    End of period                             $26.09           $22.11           $16.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        156,813          53,824           17,509             N/A              N/A

JNL/MCM S&P 10 Division(436)

  Accumulation unit value:
    Beginning of period                       $12.71            $9.48            $8.25            $7.71             N/A
    End of period                             $12.99           $12.71            $9.48            $8.25             N/A
  Accumulation units outstanding
  at the end of period                        535,275          465,314          368,503          41,523             N/A

JNL/MCM S&P 24 Division(1062)

  Accumulation unit value:
    Beginning of period                       $10.05             N/A              N/A              N/A              N/A
    End of period                             $10.14             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,238             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(442)

  Accumulation unit value:
    Beginning of period                       $13.68           $12.50           $11.06           $10.50             N/A
    End of period                             $14.65           $13.68           $12.50           $11.06             N/A
  Accumulation units outstanding
  at the end of period                        170,600          126,090          56,050             979              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(436)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.22            $9.51            $8.95             N/A
    End of period                             $11.71           $10.42           $10.22            $9.51             N/A
  Accumulation units outstanding
  at the end of period                        321,562          276,798          105,998           2,533             N/A

JNL/MCM Select Small-Cap Division(436)

  Accumulation unit value:
    Beginning of period                       $18.65           $17.53           $15.94           $14.98             N/A
    End of period                             $19.94           $18.65           $17.53           $15.94             N/A
  Accumulation units outstanding
  at the end of period                        330,818          286,157          197,498          20,738             N/A

JNL/MCM Small Cap Index Division(442)

  Accumulation unit value:
    Beginning of period                       $13.04           $12.81           $11.17           $10.59             N/A
    End of period                             $14.97           $13.04           $12.81           $11.17             N/A
  Accumulation units outstanding
  at the end of period                        171,607          108,911          49,098             972              N/A

JNL/MCM Technology Sector Division(503)

  Accumulation unit value:
    Beginning of period                        $5.45            $5.45            $5.85             N/A              N/A
    End of period                              $5.82            $5.45            $5.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                        71,573           54,765           15,107             N/A              N/A

JNL/MCM Value Line 25 Division(690)

  Accumulation unit value:
    Beginning of period                       $15.46           $11.40            $9.53             N/A              N/A
    End of period                             $14.89           $15.46           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        848,356          415,269          31,022             N/A              N/A

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.05            $9.76             N/A              N/A
    End of period                             $12.99           $11.85           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        284,554          159,423           6,144             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(436)

  Accumulation unit value:
    Beginning of period                       $12.16           $10.94            $9.50            $8.88             N/A
    End of period                             $13.89           $12.16           $10.94            $9.50             N/A
  Accumulation units outstanding
  at the end of period                        96,462           56,006           39,015            5,076             N/A

JNL/Oppenheimer Growth Division(442)

  Accumulation unit value:
    Beginning of period                        $8.45            $7.92            $7.78            $7.79             N/A
    End of period                              $8.65            $8.45            $7.92            $7.78             N/A
  Accumulation units outstanding
  at the end of period                        21,652           18,670            4,731             127              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(408)

  Accumulation unit value:
    Beginning of period                       $13.07           $13.08           $12.82           $12.65             N/A
    End of period                             $13.21           $13.07           $13.08           $12.82             N/A
  Accumulation units outstanding
  at the end of period                        189,352          100,607          28,227            2,681             N/A

JNL/PPM America High Yield Bond
Division(436)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.27           $13.86             N/A
    End of period                               N/A              N/A            $14.65           $14.27             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,021             N/A

JNL/Putnam Equity Division(608)

  Accumulation unit value:
    Beginning of period                       $19.55           $18.41           $17.04             N/A              N/A
    End of period                             $21.72           $19.55           $18.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,182            7,262            2,629             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(427)

  Accumulation unit value:
    Beginning of period                        $7.93            $7.25            $6.25            $6.07             N/A
    End of period                              $8.19            $7.93            $7.25            $6.25             N/A
  Accumulation units outstanding
  at the end of period                        20,898           16,255            3,778             318              N/A

JNL/Putnam Value Equity Division(442)

  Accumulation unit value:
    Beginning of period                       $18.52           $18.07           $16.86           $15.82             N/A
    End of period                             $20.45           $18.52           $18.07           $16.86             N/A
  Accumulation units outstanding
  at the end of period                         3,655            3,141            1,107             650              N/A

JNL/S&P Core Index 100 Division(459)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.09            $9.57             N/A
    End of period                               N/A              N/A            $10.21           $10.09             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,465             N/A

JNL/S&P Core Index 50 Division(555)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.20             N/A              N/A
    End of period                               N/A              N/A             $9.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(636)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.52             N/A              N/A
    End of period                               N/A              N/A            $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(493)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.17             N/A              N/A
    End of period                               N/A              N/A            $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(426)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.74            $9.06             N/A
    End of period                               N/A              N/A             $9.85            $9.74             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             16,814             N/A

JNL/S&P Managed Aggressive Growth
Division(427)

  Accumulation unit value:
    Beginning of period                       $12.59           $11.89           $10.81           $10.15             N/A
    End of period                             $14.21           $12.59           $11.89           $10.81             N/A
  Accumulation units outstanding
  at the end of period                        278,965          217,292          128,278             -               N/A

JNL/S&P Managed Conservative Division(693)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.29           $10.01             N/A              N/A
    End of period                             $10.98           $10.43           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        217,168          85,453            1,866             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(427)

  Accumulation unit value:
    Beginning of period                       $12.70           $12.10           $11.12           $10.54             N/A
    End of period                             $14.16           $12.70           $12.10           $11.12             N/A
  Accumulation units outstanding
  at the end of period                        582,313          440,109          230,819          15,423             N/A

JNL/S&P Managed Moderate Division(693)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.48           $10.00             N/A              N/A
    End of period                             $11.59           $10.75           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        237,217          151,688           9,825             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(468)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.82           $11.04           $10.76             N/A
    End of period                             $13.46           $12.28           $11.82           $11.04             N/A
  Accumulation units outstanding
  at the end of period                        739,118          460,039          241,118           2,595             N/A

JNL/S&P Retirement 2015 Division(1017)

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A              N/A
    End of period                             $10.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,791             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1100)

  Accumulation unit value:
    Beginning of period                        $9.70             N/A              N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          946              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1169)

  Accumulation unit value:
    Beginning of period                       $10.28             N/A              N/A              N/A              N/A
    End of period                             $10.50             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          357              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(507)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.67             N/A              N/A
    End of period                               N/A              N/A            $10.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(408)

  Accumulation unit value:
    Beginning of period                       $21.60           $21.00           $19.39           $17.96             N/A
    End of period                             $23.97           $21.60           $21.00           $19.39             N/A
  Accumulation units outstanding
  at the end of period                        59,401           40,651           16,603             557              N/A

JNL/Select Global Growth Division(584)

  Accumulation unit value:
    Beginning of period                       $21.06           $21.16           $18.71             N/A              N/A
    End of period                             $23.31           $21.06           $21.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,317            2,591            2,746             N/A              N/A

JNL/Select Large Cap Growth Division(534)

  Accumulation unit value:
    Beginning of period                       $24.34           $23.81           $22.12             N/A              N/A
    End of period                             $24.87           $24.34           $23.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,805           11,336            4,643             N/A              N/A

JNL/Select Money Market Division(436)

  Accumulation unit value:
    Beginning of period                       $11.19           $11.15           $11.33           $11.38             N/A
    End of period                             $11.42           $11.19           $11.15           $11.33             N/A
  Accumulation units outstanding
  at the end of period                        178,614          81,339           73,169             680              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(442)

  Accumulation unit value:
    Beginning of period                       $17.00           $16.09           $14.36           $13.27             N/A
    End of period                             $20.08           $17.00           $16.09           $14.36             N/A
  Accumulation units outstanding
  at the end of period                        80,240           25,083           11,099             775              N/A

JNL/T.Rowe Price Established Growth
Division(442)

  Accumulation unit value:
    Beginning of period                       $24.36           $23.51           $21.91           $20.67             N/A
    End of period                             $27.05           $24.36           $23.51           $21.91             N/A
  Accumulation units outstanding
  at the end of period                        85,317           67,950           34,797            1,433             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(427)

  Accumulation unit value:
    Beginning of period                       $34.01           $30.52           $26.47           $24.78             N/A
    End of period                             $35.48           $34.01           $30.52           $26.47             N/A
  Accumulation units outstanding
  at the end of period                        93,880           66,601           24,325             399              N/A

JNL/T.Rowe Price Value Division(434)

  Accumulation unit value:
    Beginning of period                       $13.10           $12.64           $11.23           $10.44             N/A
    End of period                             $15.36           $13.10           $12.64           $11.23             N/A
  Accumulation units outstanding
  at the end of period                        179,918          160,248          74,164            2,855             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.17           $12.25           $11.93             N/A              N/A
    End of period                             $13.14           $12.17           $12.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        116,335          105,126          59,965             N/A              N/A

JNL/Western Asset Strategic Bond
Division(434)

  Accumulation unit value:
    Beginning of period                       $17.02           $16.98           $16.26           $15.91             N/A
    End of period                             $17.41           $17.02           $16.98           $16.26             N/A
  Accumulation units outstanding
  at the end of period                        91,253           38,756           17,520            1,222             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(434)

  Accumulation unit value:
    Beginning of period                       $14.20           $14.21           $14.01           $13.81             N/A
    End of period                             $14.32           $14.20           $14.21           $14.01             N/A
  Accumulation units outstanding
  at the end of period                        50,106           32,945           11,710             737              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.37%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(465)

  Accumulation unit value:
    Beginning of period                       $11.36           $10.85           $10.10           $10.16             N/A
    End of period                             $11.97           $11.36           $10.85           $10.10             N/A
  Accumulation units outstanding
  at the end of period                          813             1,617             904              809              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(914)

  Accumulation unit value:
    Beginning of period                       $11.52           $11.19             N/A              N/A              N/A
    End of period                             $15.34           $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          440              522              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(460)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.57           $11.09           $10.70             N/A
    End of period                             $13.70           $12.25           $11.57           $11.09             N/A
  Accumulation units outstanding
  at the end of period                           -               290               -               200              N/A

JNL/Alger Growth Division(625)

  Accumulation unit value:
    Beginning of period                       $17.50           $15.96           $14.23             N/A              N/A
    End of period                             $17.94           $17.50           $15.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          81               86               92               N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(625)

  Accumulation unit value:
    Beginning of period                       $16.01           $15.86           $14.15             N/A              N/A
    End of period                             $17.57           $16.01           $15.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          223              239              255              N/A              N/A

JNL/Eagle SmallCap Equity Division(492)

  Accumulation unit value:
    Beginning of period                       $18.08           $18.06           $16.16             N/A              N/A
    End of period                             $21.21           $18.08           $18.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          521              532              552              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(768)

  Accumulation unit value:
    Beginning of period                       $19.84           $18.77             N/A              N/A              N/A
    End of period                             $21.71           $19.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               128              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1057)

  Accumulation unit value:
    Beginning of period                       $12.16             N/A              N/A              N/A              N/A
    End of period                             $12.48             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          231              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(987)

  Accumulation unit value:
    Beginning of period                       $13.93             N/A              N/A              N/A              N/A
    End of period                             $15.89             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(536)

  Accumulation unit value:
    Beginning of period                       $11.34            $9.79            $8.24             N/A              N/A
    End of period                             $14.62           $11.34            $9.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                          217              210               -               N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(460)

  Accumulation unit value:
    Beginning of period                       $17.15           $16.14           $13.25           $12.53             N/A
    End of period                             $19.19           $17.15           $16.14           $13.25             N/A
  Accumulation units outstanding
  at the end of period                          679              689              567              344              N/A

JNL/Lazard Small Cap Value Division(460)

  Accumulation unit value:
    Beginning of period                       $14.00           $13.70           $12.15           $11.49             N/A
    End of period                             $15.97           $14.00           $13.70           $12.15             N/A
  Accumulation units outstanding
  at the end of period                          968              799              654              187              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(536)

  Accumulation unit value:
    Beginning of period                       $10.80           $11.39            $9.52             N/A              N/A
    End of period                             $11.83           $10.80           $11.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,069            2,977             311              N/A              N/A

JNL/MCM Bond Index Division(789)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.70             N/A              N/A              N/A
    End of period                             $10.87           $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,580             393              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(536)

  Accumulation unit value:
    Beginning of period                        $4.27            $4.33            $3.95             N/A              N/A
    End of period                              $5.67            $4.27            $4.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,246              -                -               N/A              N/A

JNL/MCM Consumer Brands Sector
Division(786)

  Accumulation unit value:
    Beginning of period                        $9.86           $10.00             N/A              N/A              N/A
    End of period                             $10.93            $9.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          221              208              N/A              N/A              N/A

JNL/MCM Dow 10 Division(492)

  Accumulation unit value:
    Beginning of period                        $8.41            $9.13            $9.11             N/A              N/A
    End of period                             $10.64            $8.41            $9.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,078            3,337             273              N/A              N/A

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                       $10.10             N/A              N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(536)

  Accumulation unit value:
    Beginning of period                        $8.02            $7.88            $7.18             N/A              N/A
    End of period                              $9.16            $8.02            $7.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                          203              217              232              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(492)

  Accumulation unit value:
    Beginning of period                       $12.06           $11.20            $9.45             N/A              N/A
    End of period                             $16.50           $12.06           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,894            3,014             436              N/A              N/A

JNL/MCM Healthcare Sector Division(768)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.13             N/A              N/A              N/A
    End of period                             $11.17           $10.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               234              N/A              N/A              N/A

JNL/MCM International Index Division(492)

  Accumulation unit value:
    Beginning of period                       $14.62           $13.21           $11.68             N/A              N/A
    End of period                             $17.94           $14.62           $13.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,287            2,657             278              N/A              N/A

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.67             N/A              N/A              N/A
    End of period                             $13.65           $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,829           22,822             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(822)

  Accumulation unit value:
    Beginning of period                       $10.45            $9.41             N/A              N/A              N/A
    End of period                             $10.69           $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,074            1,074             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(786)

  Accumulation unit value:
    Beginning of period                       $22.09           $19.52             N/A              N/A              N/A
    End of period                             $26.06           $22.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,746           11,860             N/A              N/A              N/A

JNL/MCM S&P 10 Division(760)

  Accumulation unit value:
    Beginning of period                       $12.70            $9.80             N/A              N/A              N/A
    End of period                             $12.98           $12.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,944            3,078             N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(789)

  Accumulation unit value:
    Beginning of period                       $13.67           $12.50             N/A              N/A              N/A
    End of period                             $14.64           $13.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,763            1,964             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(460)

  Accumulation unit value:
    Beginning of period                       $10.41           $10.21            $9.50            $8.86             N/A
    End of period                             $11.70           $10.41           $10.21            $9.50             N/A
  Accumulation units outstanding
  at the end of period                         7,823            6,012             178              487              N/A

JNL/MCM Select Small-Cap Division(492)

  Accumulation unit value:
    Beginning of period                       $18.63           $17.52           $15.40             N/A              N/A
    End of period                             $19.92           $18.63           $17.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          833             1,043              -               N/A              N/A

JNL/MCM Small Cap Index Division(536)

  Accumulation unit value:
    Beginning of period                       $13.04           $12.81           $11.33             N/A              N/A
    End of period                             $14.96           $13.04           $12.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,325            2,001             193              N/A              N/A

JNL/MCM Technology Sector Division(536)

  Accumulation unit value:
    Beginning of period                        $5.45            $5.44            $5.22             N/A              N/A
    End of period                              $5.82            $5.45            $5.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM Value Line 25 Division(794)

  Accumulation unit value:
    Beginning of period                       $15.46           $12.26             N/A              N/A              N/A
    End of period                             $14.89           $15.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          215              723              N/A              N/A              N/A

JNL/MCM VIP Division(881)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.44             N/A              N/A              N/A
    End of period                             $12.98           $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,315            2,448             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(536)

  Accumulation unit value:
    Beginning of period                       $12.16           $10.94            $9.50             N/A              N/A
    End of period                             $13.89           $12.16           $10.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,418             946              754              N/A              N/A

JNL/Oppenheimer Growth Division(987)

  Accumulation unit value:
    Beginning of period                        $8.81             N/A              N/A              N/A              N/A
    End of period                              $8.65             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(460)

  Accumulation unit value:
    Beginning of period                       $13.06           $13.07           $12.81           $12.80             N/A
    End of period                             $13.20           $13.06           $13.07           $12.81             N/A
  Accumulation units outstanding
  at the end of period                          248             1,017             797             1,029             N/A

JNL/PPM America High Yield Bond
Division(460)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.26           $13.95             N/A
    End of period                               N/A              N/A            $14.64           $14.26             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               627              N/A

JNL/Putnam Equity Division(624)

  Accumulation unit value:
    Beginning of period                       $19.53           $18.39           $16.37             N/A              N/A
    End of period                             $21.70           $19.53           $18.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(460)

  Accumulation unit value:
    Beginning of period                        $7.93            $7.24            $6.25            $6.07             N/A
    End of period                              $8.19            $7.93            $7.24            $6.25             N/A
  Accumulation units outstanding
  at the end of period                           -               261              343              705              N/A

JNL/Putnam Value Equity Division(460)

  Accumulation unit value:
    Beginning of period                       $18.50           $18.06           $16.85           $15.65             N/A
    End of period                             $20.42           $18.50           $18.06           $16.85             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               276              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(467)

  Accumulation unit value:
    Beginning of period                       $12.69           $12.09           $11.12           $10.78             N/A
    End of period                             $14.15           $12.69           $12.09           $11.12             N/A
  Accumulation units outstanding
  at the end of period                         5,614            5,834            6,071            6,305             N/A

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.38             N/A              N/A              N/A
    End of period                             $11.59           $10.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,115            3,258             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(523)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.81           $11.21             N/A              N/A
    End of period                             $13.45           $12.27           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          964              967             2,300             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(465)

  Accumulation unit value:
    Beginning of period                       $21.57           $20.97           $19.37           $18.78             N/A
    End of period                             $23.94           $21.57           $20.97           $19.37             N/A
  Accumulation units outstanding
  at the end of period                          752              792             1,065             873              N/A

JNL/Select Global Growth Division(1057)

  Accumulation unit value:
    Beginning of period                       $22.99             N/A              N/A              N/A              N/A
    End of period                             $23.28             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          318              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(550)

  Accumulation unit value:
    Beginning of period                       $11.18           $11.14           $11.27             N/A              N/A
    End of period                             $11.41           $11.18           $11.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                          128              137              146              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(492)

  Accumulation unit value:
    Beginning of period                       $16.99           $16.09           $14.45             N/A              N/A
    End of period                             $20.07           $16.99           $16.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          723              450              458              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(492)

  Accumulation unit value:
    Beginning of period                       $24.33           $23.49           $22.19             N/A              N/A
    End of period                             $27.02           $24.33           $23.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          869             1,096             729              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(465)

  Accumulation unit value:
    Beginning of period                       $33.97           $30.49           $26.45           $26.27             N/A
    End of period                             $35.44           $33.97           $30.49           $26.45             N/A
  Accumulation units outstanding
  at the end of period                          623              724              678              312              N/A

JNL/T.Rowe Price Value Division(465)

  Accumulation unit value:
    Beginning of period                       $13.10           $12.63           $11.23           $10.66             N/A
    End of period                             $15.35           $13.10           $12.63           $11.23             N/A
  Accumulation units outstanding
  at the end of period                         1,792            1,857            1,612             769              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.16           $12.24           $11.93             N/A              N/A
    End of period                             $13.12           $12.16           $12.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                          671              697             1,542             N/A              N/A

JNL/Western Asset Strategic Bond
Division(536)

  Accumulation unit value:
    Beginning of period                       $17.01           $16.97           $16.46             N/A              N/A
    End of period                             $17.39           $17.01           $16.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                          327              319              195              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(660)

  Accumulation unit value:
    Beginning of period                       $14.19           $14.19           $14.10             N/A              N/A
    End of period                             $14.31           $14.19           $14.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,846            1,231             228              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.395%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(343)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.84           $10.09            $8.98             N/A
    End of period                             $11.95           $11.35           $10.84           $10.09             N/A
  Accumulation units outstanding
  at the end of period                         9,076           13,368           17,138             865              N/A

JNL/AIM Premier Equity II Division(212)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.23            $7.71            $8.01
    End of period                               N/A              N/A             $9.00            $9.23            $7.71
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              8,802            3,581

JNL/AIM Real Estate Division(856)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.70             N/A              N/A              N/A
    End of period                             $15.33           $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,660             899              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(212)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.56           $11.08            $8.20            $8.07
    End of period                             $13.68           $12.24           $11.56           $11.08            $8.20
  Accumulation units outstanding
  at the end of period                         5,860            8,543            8,038           10,870            4,314

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $17.46           $15.92           $15.53           $11.76           $16.41
    End of period                             $17.89           $17.46           $15.92           $15.53           $11.76
  Accumulation units outstanding
  at the end of period                         1,844            5,391            4,749            3,539            4,707

JNL/Alliance Capital Growth Division(212)

  Accumulation unit value:
    Beginning of period                         N/A             $9.28            $8.94            $7.36            $7.99
    End of period                               N/A             $8.41            $9.28            $8.94            $7.36
  Accumulation units outstanding
  at the end of period                          N/A               -                -              3,733            1,794






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $15.97           $15.83           $15.25           $12.54           $15.88
    End of period                             $17.52           $15.97           $15.83           $15.25           $12.54
  Accumulation units outstanding
  at the end of period                         1,843            2,632            4,699            4,861            4,607

JNL/Eagle SmallCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $18.04           $18.02           $15.54           $11.37           $15.67
    End of period                             $21.15           $18.04           $18.02           $15.54           $11.37
  Accumulation units outstanding
  at the end of period                         3,427             414             3,228             525              526

JNL/FMR Balanced Division(182)

  Accumulation unit value:
    Beginning of period                       $10.46            $9.73            $9.11            $8.20            $8.31
    End of period                             $11.32           $10.46            $9.73            $9.11            $8.20
  Accumulation units outstanding
  at the end of period                         7,016            7,244            6,560            5,133             461

JNL/FMR MidCap Equity Division(789)

  Accumulation unit value:
    Beginning of period                       $19.78           $18.40             N/A              N/A              N/A
    End of period                             $21.65           $19.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          820              628              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1116)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,029             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(907)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.94             N/A              N/A              N/A
    End of period                             $12.48           $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,962             820              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(918)

  Accumulation unit value:
    Beginning of period                       $11.21           $10.97             N/A              N/A              N/A
    End of period                             $12.67           $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,261            1,192             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(212)

  Accumulation unit value:
    Beginning of period                       $13.24           $12.25           $10.78            $8.59            $8.43
    End of period                             $15.85           $13.24           $12.25           $10.78            $8.59
  Accumulation units outstanding
  at the end of period                         5,396            5,377            5,583            4,627            5,444

JNL/JPMorgan International Value
Division(212)

  Accumulation unit value:
    Beginning of period                       $11.32            $9.78            $8.17            $6.00            $5.98
    End of period                             $14.59           $11.32            $9.78            $8.17            $6.00
  Accumulation units outstanding
  at the end of period                         9,320            8,435            8,103            2,551            3,358

JNL/Lazard Emerging Markets Division(1203)

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,915             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $17.11           $16.11           $13.23           $10.51           $12.92
    End of period                             $19.14           $17.11           $16.11           $13.23           $10.51
  Accumulation units outstanding
  at the end of period                         8,515           11,915           14,873            9,613            4,872

JNL/Lazard Small Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $13.97           $13.67           $12.14            $8.95           $11.75
    End of period                             $15.93           $13.97           $13.67           $12.14            $8.95
  Accumulation units outstanding
  at the end of period                         4,241            4,773            8,401            7,916            4,585






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(155)

  Accumulation unit value:
    Beginning of period                       $10.78           $11.37            $9.56            $7.37            $7.28
    End of period                             $11.81           $10.78           $11.37            $9.56            $7.37
  Accumulation units outstanding
  at the end of period                        30,596           34,618           44,225            8,003            3,434

JNL/MCM Bond Index Division(187)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.79           $10.67           $10.61           $10.48
    End of period                             $10.86           $10.73           $10.79           $10.67           $10.61
  Accumulation units outstanding
  at the end of period                        33,527           14,052            3,618            1,660             232

JNL/MCM Communications Sector
Division(820)

  Accumulation unit value:
    Beginning of period                        $4.26            $4.05             N/A              N/A              N/A
    End of period                              $5.66            $4.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,624              -               N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(820)

  Accumulation unit value:
    Beginning of period                        $9.85            $9.42             N/A              N/A              N/A
    End of period                             $10.90            $9.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Dow 10 Division(155)

  Accumulation unit value:
    Beginning of period                        $8.40            $9.12            $9.08            $7.40            $6.70
    End of period                             $10.62            $8.40            $9.12            $9.08            $7.40
  Accumulation units outstanding
  at the end of period                        28,499           33,223           30,269            8,983            3,724

JNL/MCM Dow Dividend Division(1094)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,667             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(293)

  Accumulation unit value:
    Beginning of period                        $8.01            $7.87            $7.24            $5.85             N/A
    End of period                              $9.14            $8.01            $7.87            $7.24             N/A
  Accumulation units outstanding
  at the end of period                         3,789            4,290            4,223            3,671             N/A

JNL/MCM Financial Sector Division(672)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.51           $10.61             N/A              N/A
    End of period                             $13.82           $11.93           $11.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                          477              477              320              N/A              N/A

JNL/MCM Global 15 Division(155)

  Accumulation unit value:
    Beginning of period                       $12.04           $11.19            $8.94            $6.88            $7.22
    End of period                             $16.47           $12.04           $11.19            $8.94            $6.88
  Accumulation units outstanding
  at the end of period                        24,544           22,750           32,227            7,014            3,440

JNL/MCM Healthcare Sector Division(672)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.23            $9.91             N/A              N/A
    End of period                             $11.16           $10.75           $10.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,133            2,768            2,602             N/A              N/A

JNL/MCM International Index Division(187)

  Accumulation unit value:
    Beginning of period                       $14.61           $13.21           $11.32            $8.44            $8.46
    End of period                             $17.91           $14.61           $13.21           $11.32            $8.44
  Accumulation units outstanding
  at the end of period                        12,831           12,657            6,142            1,692             287

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.88           $10.41             N/A              N/A
    End of period                             $13.64           $11.76           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,988           40,367            2,296             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(774)

  Accumulation unit value:
    Beginning of period                       $10.45            $9.76             N/A              N/A              N/A
    End of period                             $10.68           $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,347             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                       $22.06           $16.52           $14.36             N/A              N/A
    End of period                             $26.02           $22.06           $16.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,487            4,220            1,827             N/A              N/A

JNL/MCM S&P 10 Division(155)

  Accumulation unit value:
    Beginning of period                       $12.68            $9.46            $8.24            $7.09            $7.41
    End of period                             $12.96           $12.68            $9.46            $8.24            $7.09
  Accumulation units outstanding
  at the end of period                        19,674           21,583           21,432            7,755            3,373

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(187)

  Accumulation unit value:
    Beginning of period                       $13.66           $12.49           $11.05            $8.41            $8.57
    End of period                             $14.63           $13.66           $12.49           $11.05            $8.41
  Accumulation units outstanding
  at the end of period                         7,696           21,166           10,280            1,656             284






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(187)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.21            $9.50            $7.61            $7.75
    End of period                             $11.69           $10.40           $10.21            $9.50            $7.61
  Accumulation units outstanding
  at the end of period                        18,111           26,141           13,120            1,940             314

JNL/MCM Select Small-Cap Division(155)

  Accumulation unit value:
    Beginning of period                       $18.60           $17.49           $15.91           $11.01           $10.39
    End of period                             $19.89           $18.60           $17.49           $15.91           $11.01
  Accumulation units outstanding
  at the end of period                        13,175           14,769           14,867            6,051            2,747

JNL/MCM Small Cap Index Division(136)

  Accumulation unit value:
    Beginning of period                       $13.03           $12.80           $11.17            $7.84            $9.71
    End of period                             $14.94           $13.03           $12.80           $11.17            $7.84
  Accumulation units outstanding
  at the end of period                         8,753           23,027           11,177            2,281             955

JNL/MCM Technology Sector Division(820)

  Accumulation unit value:
    Beginning of period                        $5.43            $4.78             N/A              N/A              N/A
    End of period                              $5.80            $5.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Value Line 25 Division(770)

  Accumulation unit value:
    Beginning of period                       $15.45           $12.23             N/A              N/A              N/A
    End of period                             $14.88           $15.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,006           14,774             N/A              N/A              N/A

JNL/MCM VIP Division(809)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.40             N/A              N/A              N/A
    End of period                             $12.97           $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,899              -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.14           $10.93            $9.49            $6.92            $9.10
    End of period                             $13.86           $12.14           $10.93            $9.49            $6.92
  Accumulation units outstanding
  at the end of period                         8,074            6,622            4,936            2,994            3,945

JNL/Oppenheimer Growth Division(446)

  Accumulation unit value:
    Beginning of period                        $8.43            $7.91            $7.77            $7.79             N/A
    End of period                              $8.64            $8.43            $7.91            $7.77             N/A
  Accumulation units outstanding
  at the end of period                         2,732            3,021            2,737             481              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $13.04           $13.05           $12.80           $12.51           $11.89
    End of period                             $13.17           $13.04           $13.05           $12.80           $12.51
  Accumulation units outstanding
  at the end of period                        30,671           31,852           30,787            9,986            3,013

JNL/PPM America High Yield Bond
Division(182)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.23           $12.28           $11.89
    End of period                               N/A              N/A            $14.60           $14.23           $12.28
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             13,816            6,392

JNL/Putnam Equity Division(1012)

  Accumulation unit value:
    Beginning of period                       $19.80             N/A              N/A              N/A              N/A
    End of period                             $21.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          65               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $7.92            $7.23            $6.24            $4.79            $6.50
    End of period                              $8.18            $7.92            $7.23            $6.24            $4.79
  Accumulation units outstanding
  at the end of period                         6,825           11,134           15,540           13,323           11,129

JNL/Putnam Value Equity Division(433)

  Accumulation unit value:
    Beginning of period                       $18.45           $18.01           $16.81           $15.83             N/A
    End of period                             $20.36           $18.45           $18.01           $16.81             N/A
  Accumulation units outstanding
  at the end of period                         1,014            1,139            1,174             952              N/A

JNL/S&P Core Index 100 Division(541)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.04             N/A              N/A
    End of period                               N/A              N/A            $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(433)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.96            $9.45             N/A
    End of period                               N/A              N/A            $10.09            $9.96             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,126             N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.94            $7.83           $10.08
    End of period                               N/A              N/A            $10.08            $9.94            $7.83
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,315            2,601

JNL/S&P Equity Growth Division I(433)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.72            $9.18             N/A
    End of period                               N/A              N/A             $9.83            $9.72             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,189             N/A

JNL/S&P Managed Aggressive Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.86           $10.78            $8.71           $10.74
    End of period                             $14.17           $12.56           $11.86           $10.78            $8.71
  Accumulation units outstanding
  at the end of period                         8,250            9,095            9,380             246              494

JNL/S&P Managed Conservative Division(682)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.29            $9.97             N/A              N/A
    End of period                             $10.98           $10.42           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,653            5,047            2,742             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $12.67           $12.07           $11.10            $9.34           $10.86
    End of period                             $14.12           $12.67           $12.07           $11.10            $9.34
  Accumulation units outstanding
  at the end of period                        45,320           49,602           48,149            7,953            7,332

JNL/S&P Managed Moderate Division(682)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.48            $9.92             N/A              N/A
    End of period                             $11.58           $10.74           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,644           15,959             729              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.79           $11.02            $9.59           $10.63
    End of period                             $13.42           $12.25           $11.79           $11.02            $9.59
  Accumulation units outstanding
  at the end of period                        22,977           23,496           33,223            4,787            5,769

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.40            $8.16           $10.51
    End of period                               N/A              N/A            $10.57           $10.40            $8.16
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,520            6,814

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $21.51           $20.92           $19.33           $16.28           $17.79
    End of period                             $23.87           $21.51           $20.92           $19.33           $16.28
  Accumulation units outstanding
  at the end of period                         2,298            1,265            1,737             880             1,000

JNL/Select Global Growth Division(1012)

  Accumulation unit value:
    Beginning of period                       $21.81             N/A              N/A              N/A              N/A
    End of period                             $23.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(731)

  Accumulation unit value:
    Beginning of period                       $24.26           $23.73           $23.62             N/A              N/A
    End of period                             $24.78           $24.26           $23.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                          955             1,024              7               N/A              N/A

JNL/Select Money Market Division(118)

  Accumulation unit value:
    Beginning of period                       $11.15           $11.12           $11.30           $11.52           $11.62
    End of period                             $11.38           $11.15           $11.12           $11.30           $11.52
  Accumulation units outstanding
  at the end of period                         3,317            3,171            7,474            2,981            3,289






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(352)

  Accumulation unit value:
    Beginning of period                       $16.98           $16.08           $14.35           $12.46             N/A
    End of period                             $20.05           $16.98           $16.08           $14.35             N/A
  Accumulation units outstanding
  at the end of period                         1,647            4,147            8,453            2,013             N/A

JNL/T.Rowe Price Established Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $24.27           $23.43           $21.84           $17.14           $21.52
    End of period                             $26.94           $24.27           $23.43           $21.84           $17.14
  Accumulation units outstanding
  at the end of period                         3,906            3,042            2,559            1,426            1,621

JNL/T.Rowe Price Mid-Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $33.88           $30.42           $26.39           $19.50           $25.38
    End of period                             $35.33           $33.88           $30.42           $26.39           $19.50
  Accumulation units outstanding
  at the end of period                         1,890            2,486            3,635            1,623            1,779

JNL/T.Rowe Price Value Division(182)

  Accumulation unit value:
    Beginning of period                       $13.08           $12.62           $11.22            $8.85            $8.94
    End of period                             $15.33           $13.08           $12.62           $11.22            $8.85
  Accumulation units outstanding
  at the end of period                        10,521            7,337            4,585            2,928            2,901

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.14           $12.22           $11.91             N/A              N/A
    End of period                             $13.10           $12.14           $12.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,417           15,964           15,296             N/A              N/A

JNL/Western Asset Strategic Bond
Division(182)

  Accumulation unit value:
    Beginning of period                       $16.96           $16.93           $16.22           $14.63           $14.08
    End of period                             $17.34           $16.96           $16.93           $16.22           $14.63
  Accumulation units outstanding
  at the end of period                         5,598            4,641            2,920            2,433            1,096






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(182)

  Accumulation unit value:
    Beginning of period                       $14.15           $14.16           $13.96           $14.14           $13.91
    End of period                             $14.27           $14.15           $14.16           $13.96           $14.14
  Accumulation units outstanding
  at the end of period                         3,570            3,266            3,689            3,604             717





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.40%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(759)

  Accumulation unit value:
    Beginning of period                       $11.34           $10.62             N/A              N/A              N/A
    End of period                             $11.95           $11.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,730            4,871             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(828)

  Accumulation unit value:
    Beginning of period                       $11.52           $10.14             N/A              N/A              N/A
    End of period                             $15.33           $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,884            7,315             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(637)

  Accumulation unit value:
    Beginning of period                       $12.23           $11.56            $9.71             N/A              N/A
    End of period                             $13.67           $12.23           $11.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          480              495               -               N/A              N/A

JNL/Alger Growth Division(94)

  Accumulation unit value:
    Beginning of period                       $17.45           $15.92           $15.52           $11.75           $16.66
    End of period                             $17.88           $17.45           $15.92           $15.52           $11.75
  Accumulation units outstanding
  at the end of period                         2,381            2,183              -                -                -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(94)

  Accumulation unit value:
    Beginning of period                       $15.97           $15.82           $15.24           $12.54           $15.91
    End of period                             $17.51           $15.97           $15.82           $15.24           $12.53
  Accumulation units outstanding
  at the end of period                         3,313            3,756             245              246               -

JNL/Eagle SmallCap Equity Division(40)

  Accumulation unit value:
    Beginning of period                       $18.03           $18.02           $15.53           $11.37           $15.16
    End of period                             $21.14           $18.03           $18.02           $15.53           $11.37
  Accumulation units outstanding
  at the end of period                         1,278            1,465             93               93                -

JNL/FMR Balanced Division(759)

  Accumulation unit value:
    Beginning of period                       $10.46            $9.71             N/A              N/A              N/A
    End of period                             $11.31           $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,506           18,831             N/A              N/A              N/A

JNL/FMR MidCap Equity Division(819)

  Accumulation unit value:
    Beginning of period                       $19.77           $16.92             N/A              N/A              N/A
    End of period                             $21.63           $19.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,456            1,646             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1159)

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          282              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(846)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.40             N/A              N/A              N/A
    End of period                             $12.48           $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,037            1,534             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(866)

  Accumulation unit value:
    Beginning of period                       $11.21           $10.95             N/A              N/A              N/A
    End of period                             $12.67           $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,583            4,439             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(432)

  Accumulation unit value:
    Beginning of period                       $13.23           $12.24           $10.78           $10.05             N/A
    End of period                             $15.84           $13.23           $12.24           $10.78             N/A
  Accumulation units outstanding
  at the end of period                         2,214            3,649             176              176              N/A

JNL/JPMorgan International Value
Division(615)

  Accumulation unit value:
    Beginning of period                       $11.31            $9.77            $8.47             N/A              N/A
    End of period                             $14.58           $11.31            $9.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,259            7,794             696              N/A              N/A

JNL/Lazard Emerging Markets Division(1092)

  Accumulation unit value:
    Beginning of period                        $8.28             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,380             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(94)

  Accumulation unit value:
    Beginning of period                       $17.11           $16.10           $13.23           $10.51           $12.88
    End of period                             $19.14           $17.11           $16.10           $13.23           $10.51
  Accumulation units outstanding
  at the end of period                        12,747           13,024             870              210               -

JNL/Lazard Small Cap Value Division(40)

  Accumulation unit value:
    Beginning of period                       $13.97           $13.67           $12.13            $8.95           $10.95
    End of period                             $15.93           $13.97           $13.67           $12.13            $8.95
  Accumulation units outstanding
  at the end of period                         2,632            5,448             326              109               -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(457)

  Accumulation unit value:
    Beginning of period                       $10.77           $11.37            $9.55            $8.48             N/A
    End of period                             $11.81           $10.77           $11.37            $9.55             N/A
  Accumulation units outstanding
  at the end of period                        64,322           59,617           13,767            1,179             N/A

JNL/MCM Bond Index Division(699)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.79           $10.77             N/A              N/A
    End of period                             $10.86           $10.73           $10.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,823           37,129             876              N/A              N/A

JNL/MCM Communications Sector
Division(965)

  Accumulation unit value:
    Beginning of period                        $4.26            $4.39             N/A              N/A              N/A
    End of period                              $5.66            $4.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,773            3,393             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(965)

  Accumulation unit value:
    Beginning of period                        $9.84           $10.03             N/A              N/A              N/A
    End of period                             $10.90            $9.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,533            1,485             N/A              N/A              N/A

JNL/MCM Dow 10 Division(457)

  Accumulation unit value:
    Beginning of period                        $8.40            $9.12            $9.08            $8.06             N/A
    End of period                             $10.62            $8.40            $9.12            $9.08             N/A
  Accumulation units outstanding
  at the end of period                        110,399          81,646           17,258            1,241             N/A

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                       $10.19             N/A              N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,211             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(812)

  Accumulation unit value:
    Beginning of period                        $8.01            $7.38             N/A              N/A              N/A
    End of period                              $9.13            $8.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,868             N/A              N/A              N/A

JNL/MCM Financial Sector Division(722)

  Accumulation unit value:
    Beginning of period                       $11.92           $11.51           $11.22             N/A              N/A
    End of period                             $13.81           $11.92           $11.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                          790              580              24               N/A              N/A

JNL/MCM Global 15 Division(457)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.18            $8.94            $8.36             N/A
    End of period                             $16.46           $12.03           $11.18            $8.94             N/A
  Accumulation units outstanding
  at the end of period                        86,000           77,657           15,255            1,197             N/A

JNL/MCM Healthcare Sector Division(793)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.07             N/A              N/A              N/A
    End of period                             $11.15           $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,191           13,406             N/A              N/A              N/A

JNL/MCM International Index Division(692)

  Accumulation unit value:
    Beginning of period                       $14.61           $13.20           $11.91             N/A              N/A
    End of period                             $17.91           $14.61           $13.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,949           48,428            7,455             N/A              N/A

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.88            $9.87             N/A              N/A
    End of period                             $13.64           $11.76           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        898,589          817,207          33,297             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1081)

  Accumulation unit value:
    Beginning of period                        $9.40             N/A              N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,039             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(705)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.81           $10.50             N/A              N/A
    End of period                             $10.68           $10.45           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,667           20,867             473              N/A              N/A

JNL/MCM Oil & Gas Sector Division(722)

  Accumulation unit value:
    Beginning of period                       $22.04           $16.51           $16.14             N/A              N/A
    End of period                             $26.00           $22.04           $16.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,071           15,557             34               N/A              N/A

JNL/MCM S&P 10 Division(457)

  Accumulation unit value:
    Beginning of period                       $12.67            $9.46            $8.23            $7.55             N/A
    End of period                             $12.95           $12.67            $9.46            $8.23             N/A
  Accumulation units outstanding
  at the end of period                        70,983           89,520           17,162            1,324             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(615)

  Accumulation unit value:
    Beginning of period                       $13.65           $12.49           $11.17             N/A              N/A
    End of period                             $14.62           $13.65           $12.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,540           44,810            6,584             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(615)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.20            $9.44             N/A              N/A
    End of period                             $11.68           $10.40           $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,684           72,345            5,972             N/A              N/A

JNL/MCM Select Small-Cap Division(457)

  Accumulation unit value:
    Beginning of period                       $18.60           $17.49           $15.91           $15.34             N/A
    End of period                             $19.88           $18.60           $17.49           $15.91             N/A
  Accumulation units outstanding
  at the end of period                        38,674           37,716            9,216             652              N/A

JNL/MCM Small Cap Index Division(615)

  Accumulation unit value:
    Beginning of period                       $13.02           $12.80           $11.18             N/A              N/A
    End of period                             $14.94           $13.02           $12.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,051           37,874            6,283             N/A              N/A

JNL/MCM Technology Sector Division(615)

  Accumulation unit value:
    Beginning of period                        $5.44            $5.44            $5.06             N/A              N/A
    End of period                              $5.80            $5.44            $5.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,308            6,767             242              N/A              N/A

JNL/MCM Value Line 25 Division(696)

  Accumulation unit value:
    Beginning of period                       $15.45           $11.40           $10.16             N/A              N/A
    End of period                             $14.88           $15.45           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        120,337          135,198          11,549             N/A              N/A

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.05           $10.10             N/A              N/A
    End of period                             $12.97           $11.85           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        182,125          199,895          75,442             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(40)

  Accumulation unit value:
    Beginning of period                       $12.14           $10.93            $9.49            $6.92            $8.90
    End of period                             $13.86           $12.14           $10.93            $9.49            $6.92
  Accumulation units outstanding
  at the end of period                        12,895            9,965            1,317             200               -

JNL/Oppenheimer Growth Division(615)

  Accumulation unit value:
    Beginning of period                        $8.43            $7.91            $7.52             N/A              N/A
    End of period                              $8.63            $8.43            $7.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          995              109              946              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(94)

  Accumulation unit value:
    Beginning of period                       $13.03           $13.04           $12.79           $12.51           $11.96
    End of period                             $13.16           $13.03           $13.04           $12.79           $12.51
  Accumulation units outstanding
  at the end of period                        47,560           60,097              -                -                -

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division(793)

  Accumulation unit value:
    Beginning of period                       $19.47           $17.77             N/A              N/A              N/A
    End of period                             $21.62           $19.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          469              497              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(40)

  Accumulation unit value:
    Beginning of period                        $7.92            $7.23            $6.25            $4.79            $6.72
    End of period                              $8.17            $7.92            $7.23            $6.25            $4.79
  Accumulation units outstanding
  at the end of period                         1,363             708               -                -                -

JNL/Putnam Value Equity Division(759)

  Accumulation unit value:
    Beginning of period                       $18.44           $17.77             N/A              N/A              N/A
    End of period                             $20.35           $18.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,179            1,054             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(84)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.93            $7.83           $10.41
    End of period                               N/A              N/A            $10.08            $9.93            $7.83
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(69)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.85           $10.78            $8.71           $11.01
    End of period                             $14.17           $12.55           $11.85           $10.78            $8.71
  Accumulation units outstanding
  at the end of period                        34,225           19,732            6,892            6,899              -

JNL/S&P Managed Conservative Division(700)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.29           $10.11             N/A              N/A
    End of period                             $10.97           $10.42           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        47,390           36,071            2,115             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(69)

  Accumulation unit value:
    Beginning of period                       $12.66           $12.07           $11.10            $9.34           $11.05
    End of period                             $14.11           $12.66           $12.07           $11.10            $9.34
  Accumulation units outstanding
  at the end of period                        78,707           79,633           19,683           20,294              -

JNL/S&P Managed Moderate Division(700)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.48           $10.16             N/A              N/A
    End of period                             $11.58           $10.74           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        147,856          154,211          13,168             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(69)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.78           $11.02            $9.58           $10.82
    End of period                             $13.41           $12.24           $11.78           $11.02           $11.02
  Accumulation units outstanding
  at the end of period                        187,991          163,272           1,934              -                -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(84)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.40            $8.16           $10.85
    End of period                               N/A              N/A            $10.56           $10.40            $8.16
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/Select Balanced Division(40)

  Accumulation unit value:
    Beginning of period                       $21.50           $20.91           $19.32           $16.28           $17.06
    End of period                             $23.86           $21.50           $20.91           $19.32           $16.28
  Accumulation units outstanding
  at the end of period                         6,379            6,648             847               -                -

JNL/Select Global Growth Division(722)

  Accumulation unit value:
    Beginning of period                       $20.97           $21.08           $20.70             N/A              N/A
    End of period                             $23.20           $20.97           $21.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          870              713              74               N/A              N/A

JNL/Select Large Cap Growth Division(879)

  Accumulation unit value:
    Beginning of period                       $24.23           $23.52             N/A              N/A              N/A
    End of period                             $24.75           $24.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,873            4,961             N/A              N/A              N/A

JNL/Select Money Market Division(710)

  Accumulation unit value:
    Beginning of period                       $11.14           $11.11           $11.12             N/A              N/A
    End of period                             $11.37           $11.14           $11.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,199           16,705             450              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(722)

  Accumulation unit value:
    Beginning of period                       $16.98           $16.08           $15.65             N/A              N/A
    End of period                             $20.04           $16.98           $16.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,430            5,387             87               N/A              N/A

JNL/T.Rowe Price Established Growth
Division(40)

  Accumulation unit value:
    Beginning of period                       $24.26           $23.42           $21.83           $17.13           $22.35
    End of period                             $26.93           $24.26           $23.42           $21.83           $17.13
  Accumulation units outstanding
  at the end of period                         7,380            7,917            2,553              -                -

JNL/T.Rowe Price Mid-Cap Growth
Division(40)

  Accumulation unit value:
    Beginning of period                       $33.87           $30.40           $26.38           $19.50           $24.49
    End of period                             $35.31           $33.87           $30.40           $26.38           $19.50
  Accumulation units outstanding
  at the end of period                         4,902            5,955             152              106               -

JNL/T.Rowe Price Value Division(432)

  Accumulation unit value:
    Beginning of period                       $13.08           $12.62           $11.22           $10.40             N/A
    End of period                             $15.32           $13.08           $12.62           $11.22             N/A
  Accumulation units outstanding
  at the end of period                        18,762           22,088            7,895             256              N/A

JNL/Western Asset High Yield Bond
Division(705)

  Accumulation unit value:
    Beginning of period                       $12.12           $12.21           $12.12             N/A              N/A
    End of period                             $13.08           $12.12           $12.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,406           17,003            4,528             N/A              N/A

JNL/Western Asset Strategic Bond
Division(637)

  Accumulation unit value:
    Beginning of period                       $16.95           $16.92           $16.25             N/A              N/A
    End of period                             $17.32           $16.95           $16.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,148           26,347              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(637)

  Accumulation unit value:
    Beginning of period                       $14.14           $14.15           $13.96             N/A              N/A
    End of period                             $14.26           $14.14           $14.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,287            5,794              -               N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.405%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division(1010)

  Accumulation unit value:
    Beginning of period                       $17.28             N/A              N/A              N/A              N/A
    End of period                             $17.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(1143)

  Accumulation unit value:
    Beginning of period                       $19.07             N/A              N/A              N/A              N/A
    End of period                             $21.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(1010)

  Accumulation unit value:
    Beginning of period                       $11.89             N/A              N/A              N/A              N/A
    End of period                             $14.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(901)

  Accumulation unit value:
    Beginning of period                       $17.10           $16.76             N/A              N/A              N/A
    End of period                             $19.13           $17.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                       $13.96           $14.13             N/A              N/A              N/A
    End of period                             $15.92           $13.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(879)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.99             N/A              N/A              N/A
    End of period                             $11.80           $10.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(827)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.58             N/A              N/A              N/A
    End of period                             $13.64           $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(784)

  Accumulation unit value:
    Beginning of period                       $12.67           $10.21             N/A              N/A              N/A
    End of period                             $12.94           $12.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          373              634              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(695)

  Accumulation unit value:
    Beginning of period                       $13.65           $12.49           $11.37             N/A              N/A
    End of period                             $14.62           $13.65           $12.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          352              582              474              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(695)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.20            $9.54             N/A              N/A
    End of period                             $11.68           $10.40           $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               503              565              N/A              N/A

JNL/MCM Select Small-Cap Division(1010)

  Accumulation unit value:
    Beginning of period                       $18.65             N/A              N/A              N/A              N/A
    End of period                             $19.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(1010)

  Accumulation unit value:
    Beginning of period                       $14.96             N/A              N/A              N/A              N/A
    End of period                             $14.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(879)

  Accumulation unit value:
    Beginning of period                       $12.13           $11.23             N/A              N/A              N/A
    End of period                             $13.85           $12.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(879)

  Accumulation unit value:
    Beginning of period                       $13.02           $13.11             N/A              N/A              N/A
    End of period                             $13.16           $13.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(1143)

  Accumulation unit value:
    Beginning of period                       $13.02             N/A              N/A              N/A              N/A
    End of period                             $14.10             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(879)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.95             N/A              N/A              N/A
    End of period                             $13.40           $12.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(879)

  Accumulation unit value:
    Beginning of period                       $21.49           $21.16             N/A              N/A              N/A
    End of period                             $23.84           $21.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(901)

  Accumulation unit value:
    Beginning of period                       $24.22           $23.03             N/A              N/A              N/A
    End of period                             $24.74           $24.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Money Market Division(827)

  Accumulation unit value:
    Beginning of period                       $11.14           $11.09             N/A              N/A              N/A
    End of period                             $11.36           $11.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(1010)

  Accumulation unit value:
    Beginning of period                       $17.44             N/A              N/A              N/A              N/A
    End of period                             $20.04             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(879)

  Accumulation unit value:
    Beginning of period                       $24.24           $23.78             N/A              N/A              N/A
    End of period                             $26.91           $24.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(879)

  Accumulation unit value:
    Beginning of period                       $13.07           $12.83             N/A              N/A              N/A
    End of period                             $15.32           $13.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(879)

  Accumulation unit value:
    Beginning of period                       $12.12           $12.23             N/A              N/A              N/A
    End of period                             $13.08           $12.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(879)

  Accumulation unit value:
    Beginning of period                       $16.94           $16.95             N/A              N/A              N/A
    End of period                             $17.31           $16.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.41%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(509)

  Accumulation unit value:
    Beginning of period                       $11.34           $10.83           $10.10             N/A              N/A
    End of period                             $11.94           $11.34           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,793           10,652            5,949             N/A              N/A

JNL/AIM Premier Equity II Division(502)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.51             N/A              N/A
    End of period                               N/A              N/A             $9.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/AIM Real Estate Division(868)

  Accumulation unit value:
    Beginning of period                       $11.51           $11.25             N/A              N/A              N/A
    End of period                             $15.33           $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,397            2,147             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(509)

  Accumulation unit value:
    Beginning of period                       $12.23           $11.55           $11.11             N/A              N/A
    End of period                             $13.67           $12.23           $11.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,662            3,691            3,228             N/A              N/A

JNL/Alger Growth Division(502)

  Accumulation unit value:
    Beginning of period                       $17.43           $15.90           $16.47             N/A              N/A
    End of period                             $17.86           $17.43           $15.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,839            2,050             798              N/A              N/A

JNL/Alliance Capital Growth Division(502)

  Accumulation unit value:
    Beginning of period                         N/A             $9.27            $9.37             N/A              N/A
    End of period                               N/A             $8.40            $9.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               636              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(502)

  Accumulation unit value:
    Beginning of period                       $15.95           $15.81           $15.73             N/A              N/A
    End of period                             $17.50           $15.95           $15.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,637           11,804           10,402             N/A              N/A

JNL/Eagle SmallCap Equity Division(502)

  Accumulation unit value:
    Beginning of period                       $18.01           $18.00           $17.04             N/A              N/A
    End of period                             $21.12           $18.01           $18.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,507            2,080            1,140             N/A              N/A

JNL/FMR Balanced Division(555)

  Accumulation unit value:
    Beginning of period                       $10.45            $9.72            $9.25             N/A              N/A
    End of period                             $11.30           $10.45            $9.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,462           21,574           13,668             N/A              N/A

JNL/FMR MidCap Equity Division(555)

  Accumulation unit value:
    Beginning of period                       $19.75           $19.06           $17.72             N/A              N/A
    End of period                             $21.61           $19.75           $19.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,254            4,257             587              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,595             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(884)

  Accumulation unit value:
    Beginning of period                       $10.86           $11.02             N/A              N/A              N/A
    End of period                             $12.47           $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,847            4,119             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(859)

  Accumulation unit value:
    Beginning of period                       $11.21           $10.71             N/A              N/A              N/A
    End of period                             $12.66           $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,268            2,192             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1096)

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,505             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(611)

  Accumulation unit value:
    Beginning of period                       $13.22           $12.23           $10.76             N/A              N/A
    End of period                             $15.82           $13.22           $12.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,951            7,524              -               N/A              N/A

JNL/JPMorgan International Value
Division(605)

  Accumulation unit value:
    Beginning of period                       $11.31            $9.77            $8.45             N/A              N/A
    End of period                             $14.57           $11.31            $9.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,697           26,100            9,705             N/A              N/A

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,413             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(509)

  Accumulation unit value:
    Beginning of period                       $17.09           $16.09           $13.66             N/A              N/A
    End of period                             $19.12           $17.09           $16.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,940           14,824            9,891             N/A              N/A

JNL/Lazard Small Cap Value Division(560)

  Accumulation unit value:
    Beginning of period                       $13.95           $13.66           $12.52             N/A              N/A
    End of period                             $15.91           $13.95           $13.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,976           30,885            9,237             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(447)

  Accumulation unit value:
    Beginning of period                       $10.77           $11.36            $9.55            $8.59             N/A
    End of period                             $11.80           $10.77           $11.36            $9.55             N/A
  Accumulation units outstanding
  at the end of period                        213,864          221,818          108,364           3,053             N/A

JNL/MCM Bond Index Division(461)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.79           $10.66           $10.62             N/A
    End of period                             $10.85           $10.73           $10.79           $10.66             N/A
  Accumulation units outstanding
  at the end of period                        113,832          113,843          49,884            1,410             N/A

JNL/MCM Communications Sector
Division(978)

  Accumulation unit value:
    Beginning of period                        $4.26            $4.31             N/A              N/A              N/A
    End of period                              $5.66            $4.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,271            6,030             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(719)

  Accumulation unit value:
    Beginning of period                        $9.84           $10.33            $9.97             N/A              N/A
    End of period                             $10.89            $9.84           $10.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,128            4,471             286              N/A              N/A

JNL/MCM Dow 10 Division(447)

  Accumulation unit value:
    Beginning of period                        $8.39            $9.11            $9.07            $8.21             N/A
    End of period                             $10.61            $8.39            $9.11            $9.07             N/A
  Accumulation units outstanding
  at the end of period                        313,546          325,901          142,422           3,244             N/A

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,802             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(649)

  Accumulation unit value:
    Beginning of period                        $8.00            $7.86            $7.16             N/A              N/A
    End of period                              $9.13            $8.00            $7.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,287            8,590            1,490             N/A              N/A

JNL/MCM Financial Sector Division(601)

  Accumulation unit value:
    Beginning of period                       $11.92           $11.50           $10.45             N/A              N/A
    End of period                             $13.81           $11.92           $11.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,169            7,011             961              N/A              N/A

JNL/MCM Global 15 Division(447)

  Accumulation unit value:
    Beginning of period                       $12.02           $11.18            $8.94            $8.74             N/A
    End of period                             $16.45           $12.02           $11.18            $8.94             N/A
  Accumulation units outstanding
  at the end of period                        233,291          228,496          118,475           3,061             N/A

JNL/MCM Healthcare Sector Division(628)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.22            $9.62             N/A              N/A
    End of period                             $11.14           $10.74           $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,624            9,540             348              N/A              N/A

JNL/MCM International Index Division(447)

  Accumulation unit value:
    Beginning of period                       $14.60           $13.20           $11.32           $10.41             N/A
    End of period                             $17.90           $14.60           $13.20           $11.32             N/A
  Accumulation units outstanding
  at the end of period                        105,546          102,057          47,746            1,483             N/A

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.88            $9.87             N/A              N/A
    End of period                             $13.64           $11.76           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        563,462          486,619          29,238             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1066)

  Accumulation unit value:
    Beginning of period                       $10.15             N/A              N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(696)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.81           $10.29             N/A              N/A
    End of period                             $10.68           $10.44           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        59,761           15,511            7,903             N/A              N/A

JNL/MCM Oil & Gas Sector Division(601)

  Accumulation unit value:
    Beginning of period                       $22.04           $16.50           $14.22             N/A              N/A
    End of period                             $25.99           $22.04           $16.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,583           14,175            1,437             N/A              N/A

JNL/MCM S&P 10 Division(447)

  Accumulation unit value:
    Beginning of period                       $12.67            $9.45            $8.23            $7.65             N/A
    End of period                             $12.94           $12.67            $9.45            $8.23             N/A
  Accumulation units outstanding
  at the end of period                        240,576          272,404          132,769           3,529             N/A

JNL/MCM S&P 24 Division(1158)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $10.14             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,573             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(447)

  Accumulation unit value:
    Beginning of period                       $13.65           $12.48           $11.05           $10.65             N/A
    End of period                             $14.61           $13.65           $12.48           $11.05             N/A
  Accumulation units outstanding
  at the end of period                        116,288          116,151          58,528            1,487             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(447)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.20            $9.50            $9.01             N/A
    End of period                             $11.68           $10.40           $10.20            $9.50             N/A
  Accumulation units outstanding
  at the end of period                        170,747          168,532          81,106            1,851             N/A

JNL/MCM Select Small-Cap Division(447)

  Accumulation unit value:
    Beginning of period                       $18.58           $17.48           $15.90           $15.70             N/A
    End of period                             $19.86           $18.58           $17.48           $15.90             N/A
  Accumulation units outstanding
  at the end of period                        115,440          119,665          61,052            1,661             N/A

JNL/MCM Small Cap Index Division(447)

  Accumulation unit value:
    Beginning of period                       $13.02           $12.79           $11.16           $10.83             N/A
    End of period                             $14.93           $13.02           $12.79           $11.16             N/A
  Accumulation units outstanding
  at the end of period                        105,030          111,288          65,716            1,429             N/A

JNL/MCM Technology Sector Division(655)

  Accumulation unit value:
    Beginning of period                        $5.46            $5.46            $4.60             N/A              N/A
    End of period                              $5.83            $5.46            $5.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,890            7,600             11               N/A              N/A

JNL/MCM Value Line 25 Division(696)

  Accumulation unit value:
    Beginning of period                       $15.45           $11.40           $10.16             N/A              N/A
    End of period                             $14.88           $15.45           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        113,827          79,039            9,886             N/A              N/A

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.05           $10.36             N/A              N/A
    End of period                             $12.97           $11.85           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,287           77,132            9,060             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(555)

  Accumulation unit value:
    Beginning of period                       $12.13           $10.92           $10.09             N/A              N/A
    End of period                             $13.85           $12.13           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,712           22,551           13,476             N/A              N/A

JNL/Oppenheimer Growth Division(502)

  Accumulation unit value:
    Beginning of period                        $8.43            $7.91            $8.17             N/A              N/A
    End of period                              $8.63            $8.43            $7.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,420            3,423            2,018             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(524)

  Accumulation unit value:
    Beginning of period                       $13.02           $13.04           $12.92             N/A              N/A
    End of period                             $13.15           $13.02           $13.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,116           53,169           21,350             N/A              N/A

JNL/PPM America High Yield Bond
Division(582)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.83             N/A              N/A
    End of period                               N/A              N/A            $14.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division(979)

  Accumulation unit value:
    Beginning of period                       $19.45           $19.79             N/A              N/A              N/A
    End of period                             $21.60           $19.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(655)

  Accumulation unit value:
    Beginning of period                        $7.97            $7.29            $6.16             N/A              N/A
    End of period                              $8.23            $7.97            $7.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          588              583               8               N/A              N/A

JNL/Putnam Value Equity Division(601)

  Accumulation unit value:
    Beginning of period                       $18.42           $17.99           $16.95             N/A              N/A
    End of period                             $20.33           $18.42           $17.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          983             1,653             523              N/A              N/A

JNL/S&P Core Index 100 Division(646)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.93             N/A              N/A
    End of period                               N/A              N/A            $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division(535)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.90             N/A              N/A
    End of period                               N/A              N/A             $9.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(646)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.74             N/A              N/A
    End of period                               N/A              N/A            $10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(612)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.99             N/A              N/A
    End of period                               N/A              N/A            $10.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(948)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.99             N/A              N/A
    End of period                               N/A              N/A             $9.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(547)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.85           $10.98             N/A              N/A
    End of period                             $14.15           $12.54           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        140,099          182,918          180,836            N/A              N/A

JNL/S&P Managed Conservative Division(702)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.29           $10.11             N/A              N/A
    End of period                             $10.97           $10.42           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        92,501           80,604           43,146             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(535)

  Accumulation unit value:
    Beginning of period                       $12.65           $12.06           $11.21             N/A              N/A
    End of period                             $14.10           $12.65           $12.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        201,354          162,225          83,705             N/A              N/A

JNL/S&P Managed Moderate Division(754)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.29             N/A              N/A              N/A
    End of period                             $11.57           $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,009           34,679             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(404)

  Accumulation unit value:
    Beginning of period                       $12.23           $11.78           $11.01           $10.41             N/A
    End of period                             $13.40           $12.23           $11.78           $11.01             N/A
  Accumulation units outstanding
  at the end of period                        129,873          132,856          34,251             999              N/A

JNL/S&P Retirement 2015 Division(1143)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division(1096)

  Accumulation unit value:
    Beginning of period                        $9.79             N/A              N/A              N/A              N/A
    End of period                             $10.95             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1060)

  Accumulation unit value:
    Beginning of period                       $10.01             N/A              N/A              N/A              N/A
    End of period                             $10.50             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(645)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.12             N/A              N/A
    End of period                               N/A              N/A            $10.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(555)

  Accumulation unit value:
    Beginning of period                       $21.48           $20.89           $19.78             N/A              N/A
    End of period                             $23.83           $21.48           $20.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,916            7,069            3,889             N/A              N/A

JNL/Select Global Growth Division(628)

  Accumulation unit value:
    Beginning of period                       $20.95           $21.06           $18.13             N/A              N/A
    End of period                             $23.17           $20.95           $21.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          188              204               -               N/A              N/A

JNL/Select Large Cap Growth Division(609)

  Accumulation unit value:
    Beginning of period                       $24.21           $23.69           $23.11             N/A              N/A
    End of period                             $24.72           $24.21           $23.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,173             791              837              N/A              N/A

JNL/Select Money Market Division(626)

  Accumulation unit value:
    Beginning of period                       $11.13           $11.10           $11.16             N/A              N/A
    End of period                             $11.36           $11.13           $11.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,520            5,853            4,754             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(601)

  Accumulation unit value:
    Beginning of period                       $16.97           $16.07           $14.78             N/A              N/A
    End of period                             $20.04           $16.97           $16.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,725           13,058            6,743             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(555)

  Accumulation unit value:
    Beginning of period                       $24.23           $23.40           $22.57             N/A              N/A
    End of period                             $26.90           $24.23           $23.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,059           10,192            5,121             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(555)

  Accumulation unit value:
    Beginning of period                       $33.83           $30.37           $27.81             N/A              N/A
    End of period                             $35.27           $33.83           $30.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,651           14,633            4,243             N/A              N/A

JNL/T.Rowe Price Value Division(555)

  Accumulation unit value:
    Beginning of period                       $13.07           $12.61           $11.53             N/A              N/A
    End of period                             $15.31           $13.07           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,419           24,909           10,857             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.12           $12.21           $11.90             N/A              N/A
    End of period                             $13.08           $12.12           $12.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,064           16,674            8,066             N/A              N/A

JNL/Western Asset Strategic Bond
Division(524)

  Accumulation unit value:
    Beginning of period                       $16.92           $16.89           $16.29             N/A              N/A
    End of period                             $17.30           $16.92           $16.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,957            9,895            2,346             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(524)

  Accumulation unit value:
    Beginning of period                       $14.13           $14.14           $14.11             N/A              N/A
    End of period                             $14.24           $14.13           $14.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,240            3,048             520              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.42%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(933)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.61             N/A              N/A              N/A
    End of period                             $15.33           $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(800)

  Accumulation unit value:
    Beginning of period                       $15.94           $15.12             N/A              N/A              N/A
    End of period                             $17.48           $15.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(823)

  Accumulation unit value:
    Beginning of period                       $11.30            $9.59             N/A              N/A              N/A
    End of period                             $14.55           $11.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(800)

  Accumulation unit value:
    Beginning of period                       $17.08           $15.75             N/A              N/A              N/A
    End of period                             $19.10           $17.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(823)

  Accumulation unit value:
    Beginning of period                       $13.94           $12.79             N/A              N/A              N/A
    End of period                             $15.90           $13.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(800)

  Accumulation unit value:
    Beginning of period                       $10.76           $11.17             N/A              N/A              N/A
    End of period                             $11.78           $10.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Bond Index Division(700)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.78           $10.76             N/A              N/A
    End of period                             $10.85           $10.72           $10.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          908             1,529             651              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(800)

  Accumulation unit value:
    Beginning of period                        $8.38            $8.52             N/A              N/A              N/A
    End of period                             $10.60            $8.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                       $10.78             N/A              N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          62               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(800)

  Accumulation unit value:
    Beginning of period                       $12.01           $10.65             N/A              N/A              N/A
    End of period                             $16.43           $12.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(692)

  Accumulation unit value:
    Beginning of period                       $14.59           $13.19           $11.90             N/A              N/A
    End of period                             $17.89           $14.59           $13.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,272            1,099             893              N/A              N/A

JNL/MCM JNL 5 Division(855)

  Accumulation unit value:
    Beginning of period                       $11.75           $11.14             N/A              N/A              N/A
    End of period                             $13.63           $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          53                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1183)

  Accumulation unit value:
    Beginning of period                       $10.44             N/A              N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(800)

  Accumulation unit value:
    Beginning of period                       $22.02           $19.61             N/A              N/A              N/A
    End of period                             $25.96           $22.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 10 Division(820)

  Accumulation unit value:
    Beginning of period                       $12.65            $9.81             N/A              N/A              N/A
    End of period                             $12.93           $12.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(846)

  Accumulation unit value:
    Beginning of period                       $13.64           $12.68             N/A              N/A              N/A
    End of period                             $14.61           $13.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          711              467              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(692)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.20            $9.50             N/A              N/A
    End of period                             $11.67           $10.39           $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,190            1,878            2,417             N/A              N/A

JNL/MCM Select Small-Cap Division(820)

  Accumulation unit value:
    Beginning of period                       $18.57           $15.66             N/A              N/A              N/A
    End of period                             $19.84           $18.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Small Cap Index Division(692)

  Accumulation unit value:
    Beginning of period                       $13.01           $12.79           $11.57             N/A              N/A
    End of period                             $14.92           $13.01           $12.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,069             828              463              N/A              N/A

JNL/MCM Technology Sector Division(1066)

  Accumulation unit value:
    Beginning of period                        $5.64             N/A              N/A              N/A              N/A
    End of period                              $5.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(800)

  Accumulation unit value:
    Beginning of period                       $15.45           $12.38             N/A              N/A              N/A
    End of period                             $14.87           $15.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM VIP Division(800)

  Accumulation unit value:
    Beginning of period                       $11.84           $10.91             N/A              N/A              N/A
    End of period                             $12.97           $11.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(800)

  Accumulation unit value:
    Beginning of period                       $12.12           $10.42             N/A              N/A              N/A
    End of period                             $13.84           $12.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(732)

  Accumulation unit value:
    Beginning of period                       $12.53           $11.84           $11.78             N/A              N/A
    End of period                             $14.14           $12.53           $11.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          244              253              262              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(792)

  Accumulation unit value:
    Beginning of period                       $12.64           $11.67             N/A              N/A              N/A
    End of period                             $14.08           $12.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,344            6,344             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(713)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.48           $10.30             N/A              N/A
    End of period                             $11.57           $10.74           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,450            1,453             680              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(692)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.77           $11.06             N/A              N/A
    End of period                             $13.39           $12.22           $11.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,977            2,051            1,031             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(823)

  Accumulation unit value:
    Beginning of period                       $24.18           $21.78             N/A              N/A              N/A
    End of period                             $24.69           $24.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Money Market Division(917)

  Accumulation unit value:
    Beginning of period                       $11.12           $11.08             N/A              N/A              N/A
    End of period                             $11.34           $11.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(800)

  Accumulation unit value:
    Beginning of period                       $16.96           $15.92             N/A              N/A              N/A
    End of period                             $20.02           $16.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(800)

  Accumulation unit value:
    Beginning of period                       $24.20           $21.98             N/A              N/A              N/A
    End of period                             $26.86           $24.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(823)

  Accumulation unit value:
    Beginning of period                       $33.79           $28.78             N/A              N/A              N/A
    End of period                             $35.23           $33.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Value Division(823)

  Accumulation unit value:
    Beginning of period                       $13.06           $12.31             N/A              N/A              N/A
    End of period                             $15.30           $13.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(800)

  Accumulation unit value:
    Beginning of period                       $16.91           $16.66             N/A              N/A              N/A
    End of period                             $17.28           $16.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.445%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(303)

  Accumulation unit value:
    Beginning of period                       $11.32           $10.82           $10.08            $8.15             N/A
    End of period                             $11.92           $11.32           $10.82           $10.08             N/A
  Accumulation units outstanding
  at the end of period                         5,127            7,039            6,874            1,971             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(959)

  Accumulation unit value:
    Beginning of period                       $11.51           $11.42             N/A              N/A              N/A
    End of period                             $15.32           $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,470              -               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(322)

  Accumulation unit value:
    Beginning of period                       $12.21           $11.54           $11.07            $8.65             N/A
    End of period                             $13.64           $12.21           $11.54           $11.07             N/A
  Accumulation units outstanding
  at the end of period                           -              1,303             720              663              N/A

JNL/Alger Growth Division(322)

  Accumulation unit value:
    Beginning of period                       $17.37           $15.85           $15.46           $12.80             N/A
    End of period                             $17.79           $17.37           $15.85           $15.46             N/A
  Accumulation units outstanding
  at the end of period                          193             1,204             715              488              N/A

JNL/Alliance Capital Growth Division(322)

  Accumulation unit value:
    Beginning of period                         N/A             $9.25            $8.91            $7.89             N/A
    End of period                               N/A             $8.38            $9.25            $8.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               891              836              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(303)

  Accumulation unit value:
    Beginning of period                       $15.90           $15.76           $15.19           $12.41             N/A
    End of period                             $17.43           $15.90           $15.76           $15.19             N/A
  Accumulation units outstanding
  at the end of period                         1,816            2,911            3,355            2,037             N/A

JNL/Eagle SmallCap Equity Division(710)

  Accumulation unit value:
    Beginning of period                       $17.96           $17.95           $16.90             N/A              N/A
    End of period                             $21.04           $17.96           $17.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,376            3,611            2,437             N/A              N/A

JNL/FMR Balanced Division(303)

  Accumulation unit value:
    Beginning of period                       $10.43            $9.71            $9.09            $8.19             N/A
    End of period                             $11.28           $10.43            $9.71            $9.09             N/A
  Accumulation units outstanding
  at the end of period                          572             1,363            1,653            1,622             N/A

JNL/FMR MidCap Equity Division(702)

  Accumulation unit value:
    Beginning of period                       $19.68           $19.00           $17.72             N/A              N/A
    End of period                             $21.52           $19.68           $19.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,583            2,583            2,583             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(912)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.78             N/A              N/A              N/A
    End of period                             $12.47           $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          927              928              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(956)

  Accumulation unit value:
    Beginning of period                       $11.21           $11.05             N/A              N/A              N/A
    End of period                             $12.66           $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(820)

  Accumulation unit value:
    Beginning of period                       $13.17           $11.67             N/A              N/A              N/A
    End of period                             $15.75           $13.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               121              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(710)

  Accumulation unit value:
    Beginning of period                       $11.27            $9.74            $9.15             N/A              N/A
    End of period                             $14.52           $11.27            $9.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                          407              281               -               N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(303)

  Accumulation unit value:
    Beginning of period                       $17.05           $16.05           $13.19           $10.29             N/A
    End of period                             $19.06           $17.05           $16.05           $13.19             N/A
  Accumulation units outstanding
  at the end of period                         2,900            3,884            4,296            3,843             N/A

JNL/Lazard Small Cap Value Division(322)

  Accumulation unit value:
    Beginning of period                       $13.92           $13.63           $12.10            $9.27             N/A
    End of period                             $15.86           $13.92           $13.63           $12.10             N/A
  Accumulation units outstanding
  at the end of period                         3,034            4,176            2,020             945              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(283)

  Accumulation unit value:
    Beginning of period                       $10.74           $11.34            $9.53            $6.61             N/A
    End of period                             $11.77           $10.74           $11.34            $9.53             N/A
  Accumulation units outstanding
  at the end of period                        17,113           16,359           20,488           11,741             N/A

JNL/MCM Bond Index Division(311)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.78           $10.65           $10.63             N/A
    End of period                             $10.83           $10.71           $10.78           $10.65             N/A
  Accumulation units outstanding
  at the end of period                        15,354           13,942            8,591             415              N/A

JNL/MCM Communications Sector
Division(959)

  Accumulation unit value:
    Beginning of period                        $4.25            $4.34             N/A              N/A              N/A
    End of period                              $5.64            $4.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(283)

  Accumulation unit value:
    Beginning of period                        $8.37            $9.09            $9.06            $6.34             N/A
    End of period                             $10.58            $8.37            $9.09            $9.06             N/A
  Accumulation units outstanding
  at the end of period                        26,870           25,978           33,831           23,335             N/A

JNL/MCM Dow Dividend Division(1162)

  Accumulation unit value:
    Beginning of period                       $10.93             N/A              N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(956)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.81             N/A              N/A              N/A
    End of period                             $13.77           $11.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Global 15 Division(283)

  Accumulation unit value:
    Beginning of period                       $12.00           $11.16            $8.92            $5.85             N/A
    End of period                             $16.41           $12.00           $11.16            $8.92             N/A
  Accumulation units outstanding
  at the end of period                        21,006           21,592           26,303           15,310             N/A

JNL/MCM Healthcare Sector Division(825)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.57             N/A              N/A              N/A
    End of period                             $11.11           $10.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,008            1,060             N/A              N/A              N/A

JNL/MCM International Index Division(311)

  Accumulation unit value:
    Beginning of period                       $14.58           $13.19           $11.31            $8.26             N/A
    End of period                             $17.87           $14.58           $13.19           $11.31             N/A
  Accumulation units outstanding
  at the end of period                         8,798            8,291            7,200            9,236             N/A

JNL/MCM JNL 5 Division(744)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.50             N/A              N/A              N/A
    End of period                             $13.63           $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        86,040           49,958             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(740)

  Accumulation unit value:
    Beginning of period                       $21.98           $15.72             N/A              N/A              N/A
    End of period                             $25.91           $21.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          833              932              N/A              N/A              N/A

JNL/MCM S&P 10 Division(283)

  Accumulation unit value:
    Beginning of period                       $12.64            $9.43            $8.22            $6.63             N/A
    End of period                             $12.91           $12.64            $9.43            $8.22             N/A
  Accumulation units outstanding
  at the end of period                        27,004           27,344           31,712           22,272             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(311)

  Accumulation unit value:
    Beginning of period                       $13.63           $12.47           $11.04            $8.22             N/A
    End of period                             $14.59           $13.63           $12.47           $11.04             N/A
  Accumulation units outstanding
  at the end of period                         9,172            8,214            7,401           14,839             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(311)

  Accumulation unit value:
    Beginning of period                       $10.38           $10.19            $9.49            $7.69             N/A
    End of period                             $11.66           $10.38           $10.19            $9.49             N/A
  Accumulation units outstanding
  at the end of period                        18,897           19,083           15,677           20,085             N/A

JNL/MCM Select Small-Cap Division(308)

  Accumulation unit value:
    Beginning of period                       $18.54           $17.44           $15.88           $11.19             N/A
    End of period                             $19.81           $18.54           $17.44           $15.88             N/A
  Accumulation units outstanding
  at the end of period                         9,077            8,789           10,773            5,100             N/A

JNL/MCM Small Cap Index Division(311)

  Accumulation unit value:
    Beginning of period                       $13.00           $12.78           $11.15            $7.80             N/A
    End of period                             $14.91           $13.00           $12.78           $11.15             N/A
  Accumulation units outstanding
  at the end of period                         9,260            8,213            7,273            6,541             N/A

JNL/MCM Technology Sector Division(836)

  Accumulation unit value:
    Beginning of period                        $5.42            $5.18             N/A              N/A              N/A
    End of period                              $5.78            $5.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Value Line 25 Division(791)

  Accumulation unit value:
    Beginning of period                       $15.45           $12.38             N/A              N/A              N/A
    End of period                             $14.86           $15.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,584            9,067             N/A              N/A              N/A

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.35             N/A              N/A              N/A
    End of period                             $12.96           $11.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,184            7,478             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(310)

  Accumulation unit value:
    Beginning of period                       $12.11           $10.91            $9.48            $6.60             N/A
    End of period                             $13.82           $12.11           $10.91            $9.48             N/A
  Accumulation units outstanding
  at the end of period                        12,022           11,088           12,878            5,000             N/A

JNL/Oppenheimer Growth Division(283)

  Accumulation unit value:
    Beginning of period                        $8.41            $7.90            $7.76            $6.50             N/A
    End of period                              $8.61            $8.41            $7.90            $7.76             N/A
  Accumulation units outstanding
  at the end of period                           -                -              8,929            1,178             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(294)

  Accumulation unit value:
    Beginning of period                       $12.98           $13.00           $12.76           $12.58             N/A
    End of period                             $13.11           $12.98           $13.00           $12.76             N/A
  Accumulation units outstanding
  at the end of period                        10,787           12,700           13,111            7,427             N/A

JNL/PPM America High Yield Bond
Division(303)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.16           $12.90             N/A
    End of period                               N/A              N/A            $14.53           $14.16             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,054             N/A

JNL/Putnam Equity Division(283)

  Accumulation unit value:
    Beginning of period                       $19.38           $18.26           $16.55           $12.45             N/A
    End of period                             $21.51           $19.38           $18.26           $16.55             N/A
  Accumulation units outstanding
  at the end of period                           -                -               471              410              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(415)

  Accumulation unit value:
    Beginning of period                        $7.90            $7.22            $6.23            $5.95             N/A
    End of period                              $8.15            $7.90            $7.22            $6.23             N/A
  Accumulation units outstanding
  at the end of period                           -                -               973              585              N/A

JNL/Putnam Value Equity Division(303)

  Accumulation unit value:
    Beginning of period                       $18.35           $17.93           $16.74           $13.36             N/A
    End of period                             $20.24           $18.35           $17.93           $16.74             N/A
  Accumulation units outstanding
  at the end of period                          178              521              631              568              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(310)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.95            $7.99             N/A
    End of period                               N/A              N/A            $10.08            $9.95             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               399              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(282)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.91            $7.24             N/A
    End of period                               N/A              N/A            $10.05            $9.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               986              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(350)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.82           $10.75            $9.80             N/A
    End of period                             $14.11           $12.51           $11.82           $10.75             N/A
  Accumulation units outstanding
  at the end of period                         4,149            4,191            4,961            1,157             N/A

JNL/S&P Managed Conservative Division(770)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.27             N/A              N/A              N/A
    End of period                             $10.96           $10.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(294)

  Accumulation unit value:
    Beginning of period                       $12.62           $12.03           $11.07            $9.13             N/A
    End of period                             $14.05           $12.62           $12.03           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        71,217           148,839          119,455          41,316             N/A

JNL/S&P Managed Moderate Division(1055)

  Accumulation unit value:
    Beginning of period                       $11.11             N/A              N/A              N/A              N/A
    End of period                             $11.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(337)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.75           $10.99           $10.08             N/A
    End of period                             $13.36           $12.20           $11.75           $10.99             N/A
  Accumulation units outstanding
  at the end of period                         2,252            2,509           24,770           23,970             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(303)

  Accumulation unit value:
    Beginning of period                       $21.40           $20.82           $19.24           $16.02             N/A
    End of period                             $23.73           $21.40           $20.82           $19.24             N/A
  Accumulation units outstanding
  at the end of period                         3,068            3,935            1,806            1,262             N/A

JNL/Select Global Growth Division(959)

  Accumulation unit value:
    Beginning of period                       $20.87           $20.53             N/A              N/A              N/A
    End of period                             $23.08           $20.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Large Cap Growth Division(490)

  Accumulation unit value:
    Beginning of period                       $24.12           $23.61           $22.00             N/A              N/A
    End of period                             $24.62           $24.12           $23.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,545            1,643            1,969             N/A              N/A

JNL/Select Money Market Division(795)

  Accumulation unit value:
    Beginning of period                       $11.09           $11.05             N/A              N/A              N/A
    End of period                             $11.32           $11.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(322)

  Accumulation unit value:
    Beginning of period                       $16.95           $16.06           $14.34           $11.31             N/A
    End of period                             $20.01           $16.95           $16.06           $14.34             N/A
  Accumulation units outstanding
  at the end of period                          449             1,120            1,581             540              N/A

JNL/T.Rowe Price Established Growth
Division(303)

  Accumulation unit value:
    Beginning of period                       $24.14           $23.32           $21.75           $17.26             N/A
    End of period                             $26.79           $24.14           $23.32           $21.75             N/A
  Accumulation units outstanding
  at the end of period                          782             2,509            2,385            1,380             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                       $33.70           $30.27           $26.28           $19.39             N/A
    End of period                             $35.13           $33.70           $30.27           $26.28             N/A
  Accumulation units outstanding
  at the end of period                         8,617            8,377            6,597            3,558             N/A

JNL/T.Rowe Price Value Division(303)

  Accumulation unit value:
    Beginning of period                       $13.04           $12.59           $11.20            $8.47             N/A
    End of period                             $15.28           $13.04           $12.59           $11.20             N/A
  Accumulation units outstanding
  at the end of period                         4,792            7,275            7,418            3,082             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.09           $12.18           $11.87             N/A              N/A
    End of period                             $13.04           $12.09           $12.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,743            7,131            3,550             N/A              N/A

JNL/Western Asset Strategic Bond
Division(303)

  Accumulation unit value:
    Beginning of period                       $16.87           $16.84           $16.15           $15.16             N/A
    End of period                             $17.23           $16.87           $16.84           $16.15             N/A
  Accumulation units outstanding
  at the end of period                         4,483            5,846            3,397            2,001             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(303)

  Accumulation unit value:
    Beginning of period                       $14.08           $14.09           $13.90           $14.03             N/A
    End of period                             $14.18           $14.08           $14.09           $13.90             N/A
  Accumulation units outstanding
  at the end of period                         4,493            5,083            1,724             721              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.45%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(161)

  Accumulation unit value:
    Beginning of period                       $11.32           $10.82           $10.08            $7.94            $8.45
    End of period                             $11.92           $11.32           $10.82           $10.08            $7.94
  Accumulation units outstanding
  at the end of period                         3,009            4,435            2,594              -                -

JNL/AIM Premier Equity II Division(166)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.22            $7.71            $7.90
    End of period                               N/A              N/A             $8.99            $9.22            $7.71
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/AIM Real Estate Division(843)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.43             N/A              N/A              N/A
    End of period                             $15.32           $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,640              -               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(213)

  Accumulation unit value:
    Beginning of period                       $12.21           $11.54           $11.07            $8.19            $8.10
    End of period                             $13.64           $12.21           $11.54           $11.07            $8.19
  Accumulation units outstanding
  at the end of period                         1,564             998              887               -                -

JNL/Alger Growth Division(161)

  Accumulation unit value:
    Beginning of period                       $17.36           $15.84           $15.46           $11.71           $12.72
    End of period                             $17.78           $17.36           $15.84           $15.46           $11.71
  Accumulation units outstanding
  at the end of period                         1,854            1,611            1,412              -                -

JNL/Alliance Capital Growth Division(192)

  Accumulation unit value:
    Beginning of period                         N/A             $9.25            $8.92            $7.35            $7.38
    End of period                               N/A             $8.39            $9.25            $8.92            $7.35
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(134)

  Accumulation unit value:
    Beginning of period                       $15.90           $15.76           $15.19           $12.50           $14.59
    End of period                             $17.43           $15.90           $15.76           $15.19           $12.50
  Accumulation units outstanding
  at the end of period                         1,134            1,521            1,424              -                -

JNL/Eagle SmallCap Equity Division(127)

  Accumulation unit value:
    Beginning of period                       $17.95           $17.94           $15.48           $11.33           $14.31
    End of period                             $21.03           $17.95           $17.94           $15.48           $11.33
  Accumulation units outstanding
  at the end of period                         1,311            1,253             892               -                -

JNL/FMR Balanced Division(161)

  Accumulation unit value:
    Beginning of period                       $10.43            $9.71            $9.09            $8.19            $8.33
    End of period                             $11.27           $10.43            $9.71            $9.09            $8.19
  Accumulation units outstanding
  at the end of period                         1,614            1,550              -                -                -

JNL/FMR MidCap Equity Division(259)

  Accumulation unit value:
    Beginning of period                       $19.67           $18.99           $16.49           $12.23             N/A
    End of period                             $21.51           $19.67           $18.99           $16.49             N/A
  Accumulation units outstanding
  at the end of period                          163              715              761               -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1107)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(854)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.54             N/A              N/A              N/A
    End of period                             $12.47           $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(843)

  Accumulation unit value:
    Beginning of period                       $11.21           $10.45             N/A              N/A              N/A
    End of period                             $12.66           $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          259              543              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(192)

  Accumulation unit value:
    Beginning of period                       $13.15           $12.18           $10.72            $8.55            $8.08
    End of period                             $15.73           $13.15           $12.18           $10.72            $8.55
  Accumulation units outstanding
  at the end of period                        16,696             223              229               -                -

JNL/JPMorgan International Value
Division(502)

  Accumulation unit value:
    Beginning of period                       $11.27            $9.74            $8.54             N/A              N/A
    End of period                             $14.52           $11.27            $9.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,157            8,780            5,859             N/A              N/A

JNL/Lazard Emerging Markets Division(1221)

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(94)

  Accumulation unit value:
    Beginning of period                       $17.04           $16.05           $13.19           $10.48           $12.85
    End of period                             $19.05           $17.04           $16.05           $13.19           $10.48
  Accumulation units outstanding
  at the end of period                         5,868            8,033            3,568             632               -

JNL/Lazard Small Cap Value Division(127)

  Accumulation unit value:
    Beginning of period                       $13.91           $13.62           $12.10            $8.93           $10.99
    End of period                             $15.85           $13.91           $13.62           $12.10            $8.93
  Accumulation units outstanding
  at the end of period                         5,271            7,937            4,401              -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(119)

  Accumulation unit value:
    Beginning of period                       $10.74           $11.34            $9.53            $7.35            $9.44
    End of period                             $11.76           $10.74           $11.34            $9.53            $7.35
  Accumulation units outstanding
  at the end of period                        37,936           50,963           33,520             775               -

JNL/MCM Bond Index Division(148)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.77           $10.65           $10.60           $10.13
    End of period                             $10.83           $10.71           $10.77           $10.65           $10.60
  Accumulation units outstanding
  at the end of period                        38,406           32,362            9,307              -                -

JNL/MCM Communications Sector
Division(527)

  Accumulation unit value:
    Beginning of period                        $4.25            $4.31            $4.16             N/A              N/A
    End of period                              $5.64            $4.25            $4.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,811             403               -               N/A              N/A

JNL/MCM Consumer Brands Sector
Division(762)

  Accumulation unit value:
    Beginning of period                        $9.81           $10.07             N/A              N/A              N/A
    End of period                             $10.86            $9.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,630            1,496             N/A              N/A              N/A

JNL/MCM Dow 10 Division(119)

  Accumulation unit value:
    Beginning of period                        $8.37            $9.09            $9.06            $7.38            $9.05
    End of period                             $10.58            $8.37            $9.09            $9.06            $7.38
  Accumulation units outstanding
  at the end of period                        71,093           63,705           41,563             812               -

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,766             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(139)

  Accumulation unit value:
    Beginning of period                        $7.98            $7.85            $7.23            $5.74            $6.55
    End of period                              $9.10            $7.98            $7.85            $7.23            $5.74
  Accumulation units outstanding
  at the end of period                         3,413            3,160            3,770              -                -

JNL/MCM Financial Sector Division(527)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.48           $10.98             N/A              N/A
    End of period                             $13.76           $11.88           $11.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          624              769              126              N/A              N/A

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.15            $8.92            $6.87            $8.74
    End of period                             $16.40           $11.99           $11.15            $8.92            $6.87
  Accumulation units outstanding
  at the end of period                        60,808           59,968           35,409             760               -

JNL/MCM Healthcare Sector Division(498)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.20           $10.24             N/A              N/A
    End of period                             $11.11           $10.71           $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,057            1,702             31               N/A              N/A

JNL/MCM International Index Division(139)

  Accumulation unit value:
    Beginning of period                       $14.58           $13.18           $11.31            $8.44            $9.62
    End of period                             $17.86           $14.58           $13.18           $11.31            $8.44
  Accumulation units outstanding
  at the end of period                        16,711           17,442            8,315              -                -

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.88           $10.31             N/A              N/A
    End of period                             $13.62           $11.75           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        149,237          146,432          15,880             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1212)

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(694)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.81           $10.24             N/A              N/A
    End of period                             $10.67           $10.44           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,925           11,357             589              N/A              N/A

JNL/MCM Oil & Gas Sector Division(498)

  Accumulation unit value:
    Beginning of period                       $21.98           $16.47           $12.99             N/A              N/A
    End of period                             $25.91           $21.98           $16.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,488           17,912             72               N/A              N/A

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                       $12.63            $9.43            $8.21            $7.08            $9.60
    End of period                             $12.90           $12.63            $9.43            $8.21            $7.08
  Accumulation units outstanding
  at the end of period                        47,817           61,373           42,191             868               -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(139)

  Accumulation unit value:
    Beginning of period                       $13.63           $12.47           $11.04            $8.41            $9.64
    End of period                             $14.59           $13.63           $12.47           $11.04            $8.41
  Accumulation units outstanding
  at the end of period                        19,247           20,301            8,990              -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                       $10.38           $10.19            $9.49            $7.61            $8.64
    End of period                             $11.66           $10.38           $10.19            $9.49            $7.61
  Accumulation units outstanding
  at the end of period                        29,187           31,447           11,189              -                -

JNL/MCM Select Small-Cap Division(119)

  Accumulation unit value:
    Beginning of period                       $18.54           $17.44           $15.87           $10.99           $14.81
    End of period                             $19.80           $18.54           $17.44           $15.87           $10.99
  Accumulation units outstanding
  at the end of period                        21,627           30,173           21,708             425               -

JNL/MCM Small Cap Index Division(139)

  Accumulation unit value:
    Beginning of period                       $13.00           $12.78           $11.15            $7.84            $9.46
    End of period                             $14.90           $13.00           $12.78           $11.15            $7.84
  Accumulation units outstanding
  at the end of period                        21,405           24,218           10,819              -                -

JNL/MCM Technology Sector Division(706)

  Accumulation unit value:
    Beginning of period                        $5.42            $5.42            $5.28             N/A              N/A
    End of period                              $5.78            $5.42            $5.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,462            1,578             198              N/A              N/A

JNL/MCM Value Line 25 Division(735)

  Accumulation unit value:
    Beginning of period                       $15.44           $11.40           $11.43             N/A              N/A
    End of period                             $14.86           $15.44           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,956           24,665            1,010             N/A              N/A

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.05           $10.77             N/A              N/A
    End of period                             $12.96           $11.84           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,012           17,524              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(143)

  Accumulation unit value:
    Beginning of period                       $12.11           $10.91            $9.48            $6.91            $8.31
    End of period                             $13.82           $12.11           $10.91            $9.48            $6.91
  Accumulation units outstanding
  at the end of period                         6,511            6,785            4,849              -                -

JNL/Oppenheimer Growth Division(303)

  Accumulation unit value:
    Beginning of period                        $8.41            $7.90            $7.76            $6.80             N/A
    End of period                              $8.61            $8.41            $7.90            $7.76             N/A
  Accumulation units outstanding
  at the end of period                           -                -               787               -               N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(94)

  Accumulation unit value:
    Beginning of period                       $12.98           $13.00           $12.76           $12.48           $11.94
    End of period                             $13.11           $12.98           $13.00           $12.76           $12.48
  Accumulation units outstanding
  at the end of period                         9,107            6,741            2,557             686               -

JNL/PPM America High Yield Bond
Division(139)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.16           $12.23           $12.12
    End of period                               N/A              N/A            $14.53           $14.16           $12.23
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/Putnam Equity Division(385)

  Accumulation unit value:
    Beginning of period                       $19.37           $18.25           $16.55           $14.44             N/A
    End of period                             $21.50           $19.37           $18.25           $16.55             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(185)

  Accumulation unit value:
    Beginning of period                        $7.89            $7.22            $6.23            $4.79            $4.86
    End of period                              $8.15            $7.89            $7.22            $6.23            $4.79
  Accumulation units outstanding
  at the end of period                          468               -               69                -                -

JNL/Putnam Value Equity Division(185)

  Accumulation unit value:
    Beginning of period                       $18.34           $17.92           $16.73           $13.77           $13.77
    End of period                             $20.23           $18.34           $17.92           $16.73           $13.77
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/S&P Core Index 100 Division(384)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.08            $9.00             N/A
    End of period                               N/A              N/A            $10.19           $10.08             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/S&P Core Index 50 Division(122)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.78            $7.66            $9.65
    End of period                               N/A              N/A             $9.90            $9.78            $7.66
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(124)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.90            $7.81            $9.70
    End of period                               N/A              N/A            $10.04            $9.90            $7.81
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Equity Growth Division I(123)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.69            $7.66            $9.58
    End of period                               N/A              N/A             $9.79            $9.69            $7.66
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Managed Aggressive Growth
Division(116)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.81           $10.75            $8.69           $10.67
    End of period                             $14.10           $12.51           $11.81           $10.75            $8.69
  Accumulation units outstanding
  at the end of period                           -                7               109               -                -

JNL/S&P Managed Conservative Division(707)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.29           $10.18             N/A              N/A
    End of period                             $10.96           $10.42           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,715            3,323              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(112)

  Accumulation unit value:
    Beginning of period                       $12.61           $12.03           $11.07            $9.32           $10.67
    End of period                             $14.05           $12.61           $12.03           $11.07            $9.32
  Accumulation units outstanding
  at the end of period                        59,273           67,739           50,260            1,566              -

JNL/S&P Managed Moderate Division(716)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.48           $10.33             N/A              N/A
    End of period                             $11.56           $10.74           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,723           40,392            1,138             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(110)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.75           $10.99            $9.56           $10.37
    End of period                             $13.35           $12.20           $11.75           $10.99            $9.56
  Accumulation units outstanding
  at the end of period                        87,145           86,927           32,886              -                -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(131)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.37            $8.14            $9.77
    End of period                               N/A              N/A            $10.53           $10.37            $8.14
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                       $21.39           $20.81           $19.24           $16.22           $17.48
    End of period                             $23.72           $21.39           $20.81           $19.24           $16.22
  Accumulation units outstanding
  at the end of period                         3,782            3,875             23                -                -

JNL/Select Global Growth Division(706)

  Accumulation unit value:
    Beginning of period                       $20.86           $20.98           $20.33             N/A              N/A
    End of period                             $23.07           $20.86           $20.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               261              259              N/A              N/A

JNL/Select Large Cap Growth Division(185)

  Accumulation unit value:
    Beginning of period                       $24.11           $23.60           $21.66           $16.39           $16.67
    End of period                             $24.61           $24.11           $23.60           $21.66           $16.39
  Accumulation units outstanding
  at the end of period                          215             1,068             403               -                -

JNL/Select Money Market Division(109)

  Accumulation unit value:
    Beginning of period                       $11.08           $11.06           $11.24           $11.47           $11.58
    End of period                             $11.30           $11.08           $11.06           $11.24           $11.47
  Accumulation units outstanding
  at the end of period                         5,771             68               335               -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(354)

  Accumulation unit value:
    Beginning of period                       $16.95           $16.06           $14.34           $12.32             N/A
    End of period                             $20.00           $16.95           $16.06           $14.34             N/A
  Accumulation units outstanding
  at the end of period                         1,094             207               -                -               N/A

JNL/T.Rowe Price Established Growth
Division(127)

  Accumulation unit value:
    Beginning of period                       $24.13           $23.31           $21.74           $17.06           $20.15
    End of period                             $26.77           $24.13           $23.31           $21.74           $17.06
  Accumulation units outstanding
  at the end of period                         1,408            1,670             709               -                -

JNL/T.Rowe Price Mid-Cap Growth
Division(127)

  Accumulation unit value:
    Beginning of period                       $33.68           $30.25           $26.27           $19.42           $24.07
    End of period                             $35.11           $33.68           $30.25           $26.27           $19.42
  Accumulation units outstanding
  at the end of period                         2,745            2,237            1,210              -                -

JNL/T.Rowe Price Value Division(131)

  Accumulation unit value:
    Beginning of period                       $13.04           $12.59           $11.19            $8.83           $10.51
    End of period                             $15.27           $13.04           $12.59           $11.19            $8.83
  Accumulation units outstanding
  at the end of period                         4,625            4,845             541               -                -

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.08           $12.18           $11.86             N/A              N/A
    End of period                             $13.03           $12.08           $12.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,098            1,018             169              N/A              N/A

JNL/Western Asset Strategic Bond
Division(161)

  Accumulation unit value:
    Beginning of period                       $16.86           $16.84           $16.14           $14.57           $13.63
    End of period                             $17.22           $16.86           $16.84           $16.14           $14.57
  Accumulation units outstanding
  at the end of period                         4,667            3,965             122               -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(94)

  Accumulation unit value:
    Beginning of period                       $14.07           $14.08           $13.90           $14.08           $13.03
    End of period                             $14.17           $14.07           $14.08           $13.90           $14.08
  Accumulation units outstanding
  at the end of period                         4,562            3,892            1,393              -                -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.46%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(456)

  Accumulation unit value:
    Beginning of period                       $11.32           $10.82           $10.08            $9.70             N/A
    End of period                             $11.91           $11.32           $10.82           $10.08             N/A
  Accumulation units outstanding
  at the end of period                        21,451           24,493           11,842             701              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.21             N/A              N/A              N/A
    End of period                             $15.32           $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,268            8,830             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(455)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.53           $11.06           $10.87             N/A
    End of period                             $13.63           $12.20           $11.53           $11.06             N/A
  Accumulation units outstanding
  at the end of period                        35,096           32,709           30,158             52               N/A

JNL/Alger Growth Division(455)

  Accumulation unit value:
    Beginning of period                       $17.34           $15.82           $15.44           $14.74             N/A
    End of period                             $17.76           $17.34           $15.82           $15.44             N/A
  Accumulation units outstanding
  at the end of period                         6,922            8,942            4,062             38               N/A

JNL/Alliance Capital Growth Division(584)

  Accumulation unit value:
    Beginning of period                         N/A             $9.24            $8.62             N/A              N/A
    End of period                               N/A             $8.37            $9.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               284              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(524)

  Accumulation unit value:
    Beginning of period                       $15.88           $15.74           $15.48             N/A              N/A
    End of period                             $17.41           $15.88           $15.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,901            7,897           11,998             N/A              N/A

JNL/Eagle SmallCap Equity Division(455)

  Accumulation unit value:
    Beginning of period                       $17.93           $17.93           $15.46           $15.43             N/A
    End of period                             $21.01           $17.93           $17.93           $15.46             N/A
  Accumulation units outstanding
  at the end of period                        19,366           17,618             893              36               N/A

JNL/FMR Balanced Division(449)

  Accumulation unit value:
    Beginning of period                       $10.42            $9.70            $9.09            $8.82             N/A
    End of period                             $11.27           $10.42            $9.70            $9.09             N/A
  Accumulation units outstanding
  at the end of period                        32,278           32,699           25,631            3,592             N/A

JNL/FMR MidCap Equity Division(525)

  Accumulation unit value:
    Beginning of period                       $19.65           $18.97           $16.98             N/A              N/A
    End of period                             $21.48           $19.65           $18.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,188            5,380            6,227             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(851)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.61             N/A              N/A              N/A
    End of period                             $12.46           $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,138            4,006             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(843)

  Accumulation unit value:
    Beginning of period                       $11.21           $10.45             N/A              N/A              N/A
    End of period                             $12.65           $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,974            3,563             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1174)

  Accumulation unit value:
    Beginning of period                       $10.09             N/A              N/A              N/A              N/A
    End of period                             $10.14             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,823             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(583)

  Accumulation unit value:
    Beginning of period                       $13.15           $12.17           $10.30             N/A              N/A
    End of period                             $15.72           $13.15           $12.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,296            3,607             491              N/A              N/A

JNL/JPMorgan International Value
Division(537)

  Accumulation unit value:
    Beginning of period                       $11.26            $9.73            $8.32             N/A              N/A
    End of period                             $14.50           $11.26            $9.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,849           45,876           29,549             N/A              N/A

JNL/Lazard Emerging Markets Division(1066)

  Accumulation unit value:
    Beginning of period                       $10.14             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,875             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(521)

  Accumulation unit value:
    Beginning of period                       $17.03           $16.04           $13.77             N/A              N/A
    End of period                             $19.03           $17.03           $16.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        64,685           60,212           36,237             N/A              N/A

JNL/Lazard Small Cap Value Division(429)

  Accumulation unit value:
    Beginning of period                       $13.90           $13.61           $12.09           $11.13             N/A
    End of period                             $15.84           $13.90           $13.61           $12.09             N/A
  Accumulation units outstanding
  at the end of period                        44,332           54,406           30,915            3,104             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(410)

  Accumulation unit value:
    Beginning of period                       $10.73           $11.33            $9.53            $8.20             N/A
    End of period                             $11.75           $10.73           $11.33            $9.53             N/A
  Accumulation units outstanding
  at the end of period                        292,844          266,841          189,376          12,500             N/A

JNL/MCM Bond Index Division(479)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.77           $10.65           $10.69             N/A
    End of period                             $10.83           $10.70           $10.77           $10.65             N/A
  Accumulation units outstanding
  at the end of period                        96,737           107,099          72,574            1,060             N/A

JNL/MCM Communications Sector
Division(626)

  Accumulation unit value:
    Beginning of period                        $4.24            $4.31            $3.83             N/A              N/A
    End of period                              $5.64            $4.24            $4.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,990           31,712           260,553            N/A              N/A

JNL/MCM Consumer Brands Sector
Division(559)

  Accumulation unit value:
    Beginning of period                        $9.81           $10.30            $9.72             N/A              N/A
    End of period                             $10.86            $9.81           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,702           18,370           12,013             N/A              N/A

JNL/MCM Dow 10 Division(410)

  Accumulation unit value:
    Beginning of period                        $8.36            $9.09            $9.05            $8.09             N/A
    End of period                             $10.57            $8.36            $9.09            $9.05             N/A
  Accumulation units outstanding
  at the end of period                        347,709          319,314          133,984          12,044             N/A

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                        $9.88             N/A              N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,348             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(455)

  Accumulation unit value:
    Beginning of period                        $7.98            $7.84            $7.22            $6.81             N/A
    End of period                              $9.09            $7.98            $7.84            $7.22             N/A
  Accumulation units outstanding
  at the end of period                        45,988           36,732           25,971             74               N/A

JNL/MCM Financial Sector Division(632)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.47           $10.28             N/A              N/A
    End of period                             $13.75           $11.88           $11.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,367           16,870            6,269             N/A              N/A

JNL/MCM Global 15 Division(410)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.15            $8.92            $8.40             N/A
    End of period                             $16.39           $11.99           $11.15            $8.92             N/A
  Accumulation units outstanding
  at the end of period                        301,021          271,566          189,431          11,700             N/A

JNL/MCM Healthcare Sector Division(537)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.20           $10.11             N/A              N/A
    End of period                             $11.10           $10.71           $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        52,351           44,068           14,650             N/A              N/A

JNL/MCM International Index Division(435)

  Accumulation unit value:
    Beginning of period                       $14.57           $13.18           $11.30           $10.41             N/A
    End of period                             $17.86           $14.57           $13.18           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        93,608           96,646           142,110           2,565             N/A

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.88            $9.72             N/A              N/A
    End of period                             $13.62           $11.75           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,031,157        1,026,085         216,547            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1096)

  Accumulation unit value:
    Beginning of period                        $9.16             N/A              N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.81            $9.84             N/A              N/A
    End of period                             $10.67           $10.44           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,253           20,518            2,586             N/A              N/A

JNL/MCM Oil & Gas Sector Division(603)

  Accumulation unit value:
    Beginning of period                       $21.97           $16.46           $14.17             N/A              N/A
    End of period                             $25.89           $21.97           $16.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        312,874          307,780          13,592             N/A              N/A

JNL/MCM S&P 10 Division(410)

  Accumulation unit value:
    Beginning of period                       $12.63            $9.43            $8.21            $7.49             N/A
    End of period                             $12.89           $12.63            $9.43            $8.21             N/A
  Accumulation units outstanding
  at the end of period                        236,079          213,016          106,722          10,251             N/A

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                        $9.78             N/A              N/A              N/A              N/A
    End of period                             $10.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,291             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(435)

  Accumulation unit value:
    Beginning of period                       $13.62           $12.47           $11.03           $10.31             N/A
    End of period                             $14.58           $13.62           $12.47           $11.03             N/A
  Accumulation units outstanding
  at the end of period                        108,516          117,573          73,820            3,231             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(435)

  Accumulation unit value:
    Beginning of period                       $10.38           $10.19            $9.49            $8.89             N/A
    End of period                             $11.65           $10.38           $10.19            $9.49             N/A
  Accumulation units outstanding
  at the end of period                        184,203          214,683          113,504           6,053             N/A

JNL/MCM Select Small-Cap Division(410)

  Accumulation unit value:
    Beginning of period                       $18.52           $17.43           $15.87           $14.27             N/A
    End of period                             $19.79           $18.52           $17.43           $15.87             N/A
  Accumulation units outstanding
  at the end of period                        169,023          146,982          57,345            6,890             N/A

JNL/MCM Small Cap Index Division(435)

  Accumulation unit value:
    Beginning of period                       $12.99           $12.78           $11.15           $10.46             N/A
    End of period                             $14.90           $12.99           $12.78           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        102,497          108,867          62,366            2,564             N/A

JNL/MCM Technology Sector Division(584)

  Accumulation unit value:
    Beginning of period                        $5.41            $5.42            $5.06             N/A              N/A
    End of period                              $5.78            $5.41            $5.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,056           13,384            2,075             N/A              N/A

JNL/MCM Value Line 25 Division(679)

  Accumulation unit value:
    Beginning of period                       $15.44           $11.40            $9.77             N/A              N/A
    End of period                             $14.86           $15.44           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        221,217          190,857          25,408             N/A              N/A

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.05            $9.88             N/A              N/A
    End of period                             $12.96           $11.84           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        91,073           90,599             832              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(524)

  Accumulation unit value:
    Beginning of period                       $12.10           $10.90            $9.80             N/A              N/A
    End of period                             $13.81           $12.10           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,660           57,269           35,849             N/A              N/A

JNL/Oppenheimer Growth Division(524)

  Accumulation unit value:
    Beginning of period                        $8.41            $7.89            $7.92             N/A              N/A
    End of period                              $8.60            $8.41            $7.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,752            6,841            5,004             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(456)

  Accumulation unit value:
    Beginning of period                       $12.97           $12.99           $12.75           $12.73             N/A
    End of period                             $13.09           $12.97           $12.99           $12.75             N/A
  Accumulation units outstanding
  at the end of period                        65,945           51,157           10,757            1,335             N/A

JNL/PPM America High Yield Bond
Division(429)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.15           $13.63             N/A
    End of period                               N/A              N/A            $14.51           $14.15             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              2,532             N/A

JNL/Putnam Equity Division(726)

  Accumulation unit value:
    Beginning of period                       $19.35           $18.23           $18.07             N/A              N/A
    End of period                             $21.47           $19.35           $18.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          412              412              412              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(537)

  Accumulation unit value:
    Beginning of period                        $7.89            $7.21            $6.30             N/A              N/A
    End of period                              $8.14            $7.89            $7.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,295            3,391            3,302             N/A              N/A

JNL/Putnam Value Equity Division(524)

  Accumulation unit value:
    Beginning of period                       $18.32           $17.90           $17.19             N/A              N/A
    End of period                             $20.21           $18.32           $17.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          621             1,975            1,792             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division(606)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.00             N/A              N/A
    End of period                               N/A              N/A             $9.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(498)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.22             N/A              N/A
    End of period                               N/A              N/A            $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(470)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.90            $9.55             N/A
    End of period                               N/A              N/A            $10.04            $9.90             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               252              N/A

JNL/S&P Equity Growth Division I(598)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.72             N/A              N/A
    End of period                               N/A              N/A             $9.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(528)

  Accumulation unit value:
    Beginning of period                       $12.50           $11.81           $11.09             N/A              N/A
    End of period                             $14.09           $12.50           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        187,780          263,042          123,534            N/A              N/A

JNL/S&P Managed Conservative Division(693)

  Accumulation unit value:
    Beginning of period                       $10.41           $10.29           $10.01             N/A              N/A
    End of period                             $10.96           $10.41           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        96,292           123,794          13,816             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(429)

  Accumulation unit value:
    Beginning of period                       $12.60           $12.02           $11.06           $10.50             N/A
    End of period                             $14.04           $12.60           $12.02           $11.06             N/A
  Accumulation units outstanding
  at the end of period                        281,787          275,799          155,301          78,261             N/A

JNL/S&P Managed Moderate Division(683)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.48            $9.88             N/A              N/A
    End of period                             $11.56           $10.73           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        93,973           114,604          48,274             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(445)

  Accumulation unit value:
    Beginning of period                       $12.19           $11.74           $10.98           $10.56             N/A
    End of period                             $13.34           $12.19           $11.74           $10.98             N/A
  Accumulation units outstanding
  at the end of period                        472,279          429,201          92,410           31,803             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(470)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.36           $10.00             N/A
    End of period                               N/A              N/A            $10.52           $10.36             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               240              N/A

JNL/Select Balanced Division(435)

  Accumulation unit value:
    Beginning of period                       $21.36           $20.79           $19.22           $18.13             N/A
    End of period                             $23.69           $21.36           $20.79           $19.22             N/A
  Accumulation units outstanding
  at the end of period                        29,912           25,633            8,233             873              N/A

JNL/Select Global Growth Division(665)

  Accumulation unit value:
    Beginning of period                       $20.84           $20.95           $18.74             N/A              N/A
    End of period                             $23.04           $20.84           $20.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,686            2,047            1,051             N/A              N/A

JNL/Select Large Cap Growth Division(738)

  Accumulation unit value:
    Beginning of period                       $24.08           $23.37             N/A              N/A              N/A
    End of period                             $24.58           $24.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,182            2,186             N/A              N/A              N/A

JNL/Select Money Market Division(435)

  Accumulation unit value:
    Beginning of period                       $11.07           $11.05           $11.23           $11.28             N/A
    End of period                             $11.29           $11.07           $11.05           $11.23             N/A
  Accumulation units outstanding
  at the end of period                        72,425           79,865           10,015             707              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(455)

  Accumulation unit value:
    Beginning of period                       $16.95           $16.06           $14.34           $13.47             N/A
    End of period                             $19.99           $16.95           $16.06           $14.34             N/A
  Accumulation units outstanding
  at the end of period                        10,577            8,809            4,030             62               N/A

JNL/T.Rowe Price Established Growth
Division(429)

  Accumulation unit value:
    Beginning of period                       $24.10           $23.28           $21.72           $20.38             N/A
    End of period                             $26.74           $24.10           $23.28           $21.72             N/A
  Accumulation units outstanding
  at the end of period                        27,488           26,408           15,343            1,844             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(429)

  Accumulation unit value:
    Beginning of period                       $33.65           $30.23           $26.25           $24.64             N/A
    End of period                             $35.07           $33.65           $30.23           $26.25             N/A
  Accumulation units outstanding
  at the end of period                        30,680           36,142            8,272            1,530             N/A

JNL/T.Rowe Price Value Division(455)

  Accumulation unit value:
    Beginning of period                       $13.03           $12.58           $11.19           $10.46             N/A
    End of period                             $15.26           $13.03           $12.58           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        44,440           56,347           33,840             967              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.07           $12.17           $11.86             N/A              N/A
    End of period                             $13.02           $12.07           $12.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        52,387           65,170           15,842             N/A              N/A

JNL/Western Asset Strategic Bond
Division(410)

  Accumulation unit value:
    Beginning of period                       $16.84           $16.82           $16.12           $15.66             N/A
    End of period                             $17.20           $16.84           $16.82           $16.12             N/A
  Accumulation units outstanding
  at the end of period                        34,433           36,277            4,141             110              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(464)

  Accumulation unit value:
    Beginning of period                       $14.05           $14.07           $13.89           $13.81             N/A
    End of period                             $14.16           $14.05           $14.07           $13.89             N/A
  Accumulation units outstanding
  at the end of period                        21,838           24,783            6,684             392              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.47%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(560)

  Accumulation unit value:
    Beginning of period                       $11.31           $10.81           $10.42             N/A              N/A
    End of period                             $11.90           $11.31           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,566            3,711            2,554             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(483)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.53           $11.06           $10.97             N/A
    End of period                             $13.63           $12.20           $11.53           $11.06             N/A
  Accumulation units outstanding
  at the end of period                           -               968              613              235              N/A

JNL/Alger Growth Division(689)

  Accumulation unit value:
    Beginning of period                       $17.33           $15.81           $14.27             N/A              N/A
    End of period                             $17.74           $17.33           $15.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          748             1,192            1,048             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(689)

  Accumulation unit value:
    Beginning of period                       $15.86           $15.73           $14.12             N/A              N/A
    End of period                             $17.39           $15.86           $15.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,088            3,309            2,900             N/A              N/A

JNL/Eagle SmallCap Equity Division(483)

  Accumulation unit value:
    Beginning of period                       $17.92           $17.91           $15.45           $15.35             N/A
    End of period                             $20.99           $17.92           $17.91           $15.45             N/A
  Accumulation units outstanding
  at the end of period                           -                -               154              168              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(768)

  Accumulation unit value:
    Beginning of period                       $19.63           $18.59             N/A              N/A              N/A
    End of period                             $21.46           $19.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               133              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1057)

  Accumulation unit value:
    Beginning of period                       $12.15             N/A              N/A              N/A              N/A
    End of period                             $12.46             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          222              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(987)

  Accumulation unit value:
    Beginning of period                       $13.78             N/A              N/A              N/A              N/A
    End of period                             $15.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(625)

  Accumulation unit value:
    Beginning of period                       $11.25            $9.73            $8.13             N/A              N/A
    End of period                             $14.49           $11.25            $9.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                       $15.44             N/A              N/A              N/A              N/A
    End of period                             $15.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          180              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(483)

  Accumulation unit value:
    Beginning of period                       $10.73           $11.33            $9.52            $9.53             N/A
    End of period                             $11.74           $10.73           $11.33            $9.52             N/A
  Accumulation units outstanding
  at the end of period                         2,797            3,919            4,406            1,821             N/A

JNL/MCM Bond Index Division(689)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.77           $10.82             N/A              N/A
    End of period                             $10.82           $10.70           $10.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,778            2,242            2,082             N/A              N/A

JNL/MCM Communications Sector
Division(625)

  Accumulation unit value:
    Beginning of period                        $4.24            $4.30            $3.80             N/A              N/A
    End of period                              $5.63            $4.24            $4.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(483)

  Accumulation unit value:
    Beginning of period                        $8.36            $9.08            $9.05            $8.92             N/A
    End of period                             $10.56            $8.36            $9.08            $9.05             N/A
  Accumulation units outstanding
  at the end of period                         3,182            4,667            5,156            2,214             N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(502)

  Accumulation unit value:
    Beginning of period                        $7.97            $7.84            $7.48             N/A              N/A
    End of period                              $9.09            $7.97            $7.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,411           14,039           14,262             N/A              N/A

JNL/MCM Financial Sector Division(1060)

  Accumulation unit value:
    Beginning of period                       $12.51             N/A              N/A              N/A              N/A
    End of period                             $13.74             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(483)

  Accumulation unit value:
    Beginning of period                       $11.98           $11.14            $8.91            $8.78             N/A
    End of period                             $16.37           $11.98           $11.14            $8.91             N/A
  Accumulation units outstanding
  at the end of period                         2,711            3,909            4,950            2,400             N/A

JNL/MCM Healthcare Sector Division(768)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.08             N/A              N/A              N/A
    End of period                             $11.09           $10.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               245              N/A              N/A              N/A

JNL/MCM International Index Division(483)

  Accumulation unit value:
    Beginning of period                       $14.57           $13.18           $11.30           $11.07             N/A
    End of period                             $17.85           $14.57           $13.18           $11.30             N/A
  Accumulation units outstanding
  at the end of period                         3,954            4,035            1,829             233              N/A

JNL/MCM JNL 5 Division(841)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.88             N/A              N/A              N/A
    End of period                             $13.62           $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,196              -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(882)

  Accumulation unit value:
    Beginning of period                       $21.95           $21.23             N/A              N/A              N/A
    End of period                             $25.87           $21.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,100             951              N/A              N/A              N/A

JNL/MCM S&P 10 Division(483)

  Accumulation unit value:
    Beginning of period                       $12.62            $9.42            $8.21            $8.17             N/A
    End of period                             $12.88           $12.62            $9.42            $8.21             N/A
  Accumulation units outstanding
  at the end of period                         2,497            3,813            4,914            2,064             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(703)

  Accumulation unit value:
    Beginning of period                       $13.62           $12.46           $11.82             N/A              N/A
    End of period                             $14.57           $13.62           $12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,101            1,897             693              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(689)

  Accumulation unit value:
    Beginning of period                       $10.37           $10.18            $9.23             N/A              N/A
    End of period                             $11.64           $10.37           $10.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,764            9,717            3,952             N/A              N/A

JNL/MCM Select Small-Cap Division(483)

  Accumulation unit value:
    Beginning of period                       $18.51           $17.42           $15.86           $16.10             N/A
    End of period                             $19.77           $18.51           $17.42           $15.86             N/A
  Accumulation units outstanding
  at the end of period                         1,531            2,525            2,683             995              N/A

JNL/MCM Small Cap Index Division(703)

  Accumulation unit value:
    Beginning of period                       $12.99           $12.77           $12.11             N/A              N/A
    End of period                             $14.89           $12.99           $12.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,101            1,894             888              N/A              N/A

JNL/MCM Technology Sector Division(625)

  Accumulation unit value:
    Beginning of period                        $5.41            $5.41            $4.78             N/A              N/A
    End of period                              $5.77            $5.41            $5.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM Value Line 25 Division(942)

  Accumulation unit value:
    Beginning of period                       $15.44           $13.90             N/A              N/A              N/A
    End of period                             $14.86           $15.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          46               46               N/A              N/A              N/A

JNL/MCM VIP Division(882)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.45             N/A              N/A              N/A
    End of period                             $12.95           $11.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,894            2,468             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(689)

  Accumulation unit value:
    Beginning of period                       $12.10           $10.90            $9.55             N/A              N/A
    End of period                             $13.80           $12.10           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,044             889              782              N/A              N/A

JNL/Oppenheimer Growth Division(987)

  Accumulation unit value:
    Beginning of period                        $8.77             N/A              N/A              N/A              N/A
    End of period                              $8.60             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(483)

  Accumulation unit value:
    Beginning of period                       $12.96           $12.98           $12.74           $12.77             N/A
    End of period                             $13.08           $12.96           $12.98           $12.74             N/A
  Accumulation units outstanding
  at the end of period                         2,854            4,739            4,181             605              N/A

JNL/PPM America High Yield Bond
Division(483)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.13           $14.11             N/A
    End of period                               N/A              N/A            $14.50           $14.13             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               913              N/A

JNL/Putnam Equity Division(625)

  Accumulation unit value:
    Beginning of period                       $19.33           $18.21           $16.03             N/A              N/A
    End of period                             $21.45           $19.33           $18.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(483)

  Accumulation unit value:
    Beginning of period                        $7.89            $7.21            $6.23            $6.17             N/A
    End of period                              $8.13            $7.89            $7.21            $6.23             N/A
  Accumulation units outstanding
  at the end of period                           -               276              377              418              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(618)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.64             N/A              N/A
    End of period                               N/A              N/A             $9.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.80           $10.87             N/A              N/A
    End of period                             $14.08           $12.49           $11.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               651              601              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(512)

  Accumulation unit value:
    Beginning of period                       $12.59           $12.01           $11.27             N/A              N/A
    End of period                             $14.02           $12.59           $12.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,871           18,625           17,535             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(540)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.73           $10.99             N/A              N/A
    End of period                             $13.33           $12.18           $11.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        83,974           65,301           45,906             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(540)

  Accumulation unit value:
    Beginning of period                       $21.34           $20.78           $19.49             N/A              N/A
    End of period                             $23.67           $21.34           $20.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          56               57               313              N/A              N/A

JNL/Select Global Growth Division(1057)

  Accumulation unit value:
    Beginning of period                       $22.74             N/A              N/A              N/A              N/A
    End of period                             $23.01             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          308              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(813)

  Accumulation unit value:
    Beginning of period                       $11.06           $11.02             N/A              N/A              N/A
    End of period                             $11.28           $11.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(483)

  Accumulation unit value:
    Beginning of period                       $16.94           $16.05           $14.34           $14.14             N/A
    End of period                             $19.99           $16.94           $16.05           $14.34             N/A
  Accumulation units outstanding
  at the end of period                         1,189            1,461            1,285             364              N/A

JNL/T.Rowe Price Established Growth
Division(483)

  Accumulation unit value:
    Beginning of period                       $24.08           $23.26           $21.70           $21.42             N/A
    End of period                             $26.71           $24.08           $23.26           $21.70             N/A
  Accumulation units outstanding
  at the end of period                         1,421            3,008            2,390             120              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(483)

  Accumulation unit value:
    Beginning of period                       $33.61           $30.20           $26.22           $26.06             N/A
    End of period                             $35.02           $33.61           $30.20           $26.22             N/A
  Accumulation units outstanding
  at the end of period                          513              888              779              99               N/A

JNL/T.Rowe Price Value Division(483)

  Accumulation unit value:
    Beginning of period                       $13.02           $12.58           $11.19           $11.02             N/A
    End of period                             $15.25           $13.02           $12.58           $11.19             N/A
  Accumulation units outstanding
  at the end of period                         2,381            3,783            4,243             234              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.06           $12.16           $11.85             N/A              N/A
    End of period                             $13.01           $12.06           $12.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,359            2,264            3,019             N/A              N/A

JNL/Western Asset Strategic Bond
Division(689)

  Accumulation unit value:
    Beginning of period                       $16.82           $16.80           $16.51             N/A              N/A
    End of period                             $17.18           $16.82           $16.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,487            2,390            2,083             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(560)

  Accumulation unit value:
    Beginning of period                       $14.04           $14.06           $13.78             N/A              N/A
    End of period                             $14.14           $14.04           $14.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,413            1,461            1,253             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.48%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(913)

  Accumulation unit value:
    Beginning of period                       $11.51           $11.19             N/A              N/A              N/A
    End of period                             $15.32           $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          39               40               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(913)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.78             N/A              N/A              N/A
    End of period                             $10.82           $10.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          72               70               N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(913)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.17             N/A              N/A              N/A
    End of period                             $13.74           $11.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          38               41               N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(913)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.75             N/A              N/A              N/A
    End of period                             $11.09           $10.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          28               28               N/A              N/A              N/A

JNL/MCM International Index Division(913)

  Accumulation unit value:
    Beginning of period                       $14.56           $13.86             N/A              N/A              N/A
    End of period                             $17.84           $14.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          41               44               N/A              N/A              N/A

JNL/MCM JNL 5 Division(913)

  Accumulation unit value:
    Beginning of period                       $11.75           $11.53             N/A              N/A              N/A
    End of period                             $13.62           $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          259              262              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(913)

  Accumulation unit value:
    Beginning of period                       $21.93           $22.72             N/A              N/A              N/A
    End of period                             $25.87           $21.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          20               20               N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(913)

  Accumulation unit value:
    Beginning of period                       $13.61           $13.21             N/A              N/A              N/A
    End of period                             $14.58           $13.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          44               46               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(913)

  Accumulation unit value:
    Beginning of period                       $10.37           $10.23             N/A              N/A              N/A
    End of period                             $11.64           $10.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          58               59               N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(913)

  Accumulation unit value:
    Beginning of period                       $12.98           $12.89             N/A              N/A              N/A
    End of period                             $14.88           $12.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          47               47               N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(913)

  Accumulation unit value:
    Beginning of period                       $15.44           $13.48             N/A              N/A              N/A
    End of period                             $14.85           $15.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          29               34               N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(913)

  Accumulation unit value:
    Beginning of period                       $12.95           $13.10             N/A              N/A              N/A
    End of period                             $13.07           $12.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          118              115              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(913)

  Accumulation unit value:
    Beginning of period                       $12.05           $12.16             N/A              N/A              N/A
    End of period                             $13.00           $12.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          64               62               N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(913)

  Accumulation unit value:
    Beginning of period                       $16.81           $16.88             N/A              N/A              N/A
    End of period                             $17.17           $16.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          91               89               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(913)

  Accumulation unit value:
    Beginning of period                       $14.02           $14.13             N/A              N/A              N/A
    End of period                             $14.13           $14.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          109              107              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.495%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(311)

  Accumulation unit value:
    Beginning of period                       $11.30           $10.80           $10.07            $8.26             N/A
    End of period                             $11.89           $11.30           $10.80           $10.07             N/A
  Accumulation units outstanding
  at the end of period                         6,286             62               143             1,816             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.73             N/A              N/A              N/A
    End of period                             $15.31           $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,218             855              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(1127)

  Accumulation unit value:
    Beginning of period                       $12.25             N/A              N/A              N/A              N/A
    End of period                             $13.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          794              N/A              N/A              N/A              N/A

JNL/Alger Growth Division(710)

  Accumulation unit value:
    Beginning of period                       $17.28           $15.78           $15.11             N/A              N/A
    End of period                             $17.69           $17.28           $15.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,229             933              675              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(597)

  Accumulation unit value:
    Beginning of period                       $15.82           $15.69           $14.89             N/A              N/A
    End of period                             $17.34           $15.82           $15.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          36               44               100              N/A              N/A

JNL/Eagle SmallCap Equity Division(311)

  Accumulation unit value:
    Beginning of period                       $17.87           $17.87           $15.43           $11.00             N/A
    End of period                             $20.94           $17.87           $17.87           $15.43             N/A
  Accumulation units outstanding
  at the end of period                         3,843            3,109            2,526            1,170             N/A

JNL/FMR Balanced Division(815)

  Accumulation unit value:
    Beginning of period                       $10.40            $9.44             N/A              N/A              N/A
    End of period                             $11.24           $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,232            1,038             N/A              N/A              N/A

JNL/FMR MidCap Equity Division(831)

  Accumulation unit value:
    Beginning of period                       $19.58           $16.74             N/A              N/A              N/A
    End of period                             $21.40           $19.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          479              478              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(831)

  Accumulation unit value:
    Beginning of period                       $10.85            $9.99             N/A              N/A              N/A
    End of period                             $12.46           $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,831             365              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(831)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.12             N/A              N/A              N/A
    End of period                             $12.65           $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          522              535              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(311)

  Accumulation unit value:
    Beginning of period                       $13.10           $12.13           $10.69            $8.32             N/A
    End of period                             $15.66           $13.10           $12.13           $10.69             N/A
  Accumulation units outstanding
  at the end of period                         1,704             232               -              1,766             N/A

JNL/JPMorgan International Value
Division(311)

  Accumulation unit value:
    Beginning of period                       $11.23            $9.71            $8.13            $5.85             N/A
    End of period                             $14.46           $11.23            $9.71            $8.13             N/A
  Accumulation units outstanding
  at the end of period                        13,150            5,531            8,486            2,363             N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(311)

  Accumulation unit value:
    Beginning of period                       $16.98           $16.00           $13.15           $10.29             N/A
    End of period                             $18.98           $16.98           $16.00           $13.15             N/A
  Accumulation units outstanding
  at the end of period                         3,215            3,486             667             1,413             N/A

JNL/Lazard Small Cap Value Division(620)

  Accumulation unit value:
    Beginning of period                       $13.86           $13.58           $12.06             N/A              N/A
    End of period                             $15.79           $13.86           $13.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,533            1,227            5,137             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(311)

  Accumulation unit value:
    Beginning of period                       $10.71           $11.31            $9.51            $6.90             N/A
    End of period                             $11.72           $10.71           $11.31            $9.51             N/A
  Accumulation units outstanding
  at the end of period                        26,491           20,383            3,594            2,089             N/A

JNL/MCM Bond Index Division(627)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.76           $10.51             N/A              N/A
    End of period                             $10.81           $10.69           $10.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,247            3,012            3,801             N/A              N/A

JNL/MCM Communications Sector
Division(1004)

  Accumulation unit value:
    Beginning of period                        $4.44             N/A              N/A              N/A              N/A
    End of period                              $5.62             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,085             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(1004)

  Accumulation unit value:
    Beginning of period                        $9.91             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          103              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(610)

  Accumulation unit value:
    Beginning of period                        $8.34            $9.07            $8.55             N/A              N/A
    End of period                             $10.54            $8.34            $9.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,782           26,342            4,911             N/A              N/A

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,391             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(552)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.45           $10.80             N/A              N/A
    End of period                             $13.72           $11.85           $11.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,880            2,172            2,370             N/A              N/A

JNL/MCM Global 15 Division(610)

  Accumulation unit value:
    Beginning of period                       $11.96           $11.13            $9.31             N/A              N/A
    End of period                             $16.34           $11.96           $11.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,283           20,556            8,175             N/A              N/A

JNL/MCM Healthcare Sector Division(552)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.18           $10.35             N/A              N/A
    End of period                             $11.07           $10.68           $10.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,354            4,188            2,511             N/A              N/A

JNL/MCM International Index Division(627)

  Accumulation unit value:
    Beginning of period                       $14.55           $13.17           $11.12             N/A              N/A
    End of period                             $17.82           $14.55           $13.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,669            3,140            3,490             N/A              N/A

JNL/MCM JNL 5 Division(752)

  Accumulation unit value:
    Beginning of period                       $11.74           $10.43             N/A              N/A              N/A
    End of period                             $13.61           $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        130,326          39,511             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1116)

  Accumulation unit value:
    Beginning of period                        $9.07             N/A              N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,339             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(791)

  Accumulation unit value:
    Beginning of period                       $10.43            $9.80             N/A              N/A              N/A
    End of period                             $10.66           $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,318             267              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(552)

  Accumulation unit value:
    Beginning of period                       $21.92           $16.43           $13.30             N/A              N/A
    End of period                             $25.83           $21.92           $16.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,962           21,894            4,792             N/A              N/A

JNL/MCM S&P 10 Division(610)

  Accumulation unit value:
    Beginning of period                       $12.60            $9.41            $8.18             N/A              N/A
    End of period                             $12.86           $12.60            $9.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,392           19,513            4,897             N/A              N/A

JNL/MCM S&P 24 Division(1187)

  Accumulation unit value:
    Beginning of period                       $10.09             N/A              N/A              N/A              N/A
    End of period                             $10.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,981             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(311)

  Accumulation unit value:
    Beginning of period                       $13.60           $12.45           $11.03            $8.21             N/A
    End of period                             $14.55           $13.60           $12.45           $11.03             N/A
  Accumulation units outstanding
  at the end of period                         4,578            4,103            4,099            1,704             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(311)

  Accumulation unit value:
    Beginning of period                       $10.36           $10.18            $9.48            $7.69             N/A
    End of period                             $11.63           $10.36           $10.18            $9.48             N/A
  Accumulation units outstanding
  at the end of period                         5,835            5,552            5,149            1,976             N/A

JNL/MCM Select Small-Cap Division(610)

  Accumulation unit value:
    Beginning of period                       $18.48           $17.40           $15.48             N/A              N/A
    End of period                             $19.74           $18.48           $17.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,338           12,880            2,714             N/A              N/A

JNL/MCM Small Cap Index Division(610)

  Accumulation unit value:
    Beginning of period                       $12.97           $12.76           $11.52             N/A              N/A
    End of period                             $14.87           $12.97           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,341            2,449            3,538             N/A              N/A

JNL/MCM Technology Sector Division(983)

  Accumulation unit value:
    Beginning of period                        $5.40            $5.40             N/A              N/A              N/A
    End of period                              $5.76            $5.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,991             468              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(790)

  Accumulation unit value:
    Beginning of period                       $15.44           $12.37             N/A              N/A              N/A
    End of period                             $14.85           $15.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,510            9,394             N/A              N/A              N/A

JNL/MCM VIP Division(830)

  Accumulation unit value:
    Beginning of period                       $11.83           $10.51             N/A              N/A              N/A
    End of period                             $12.95           $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,873            2,034             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(552)

  Accumulation unit value:
    Beginning of period                       $12.08           $10.89           $10.04             N/A              N/A
    End of period                             $13.78           $12.08           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,303            6,801            4,304             N/A              N/A

JNL/Oppenheimer Growth Division(311)

  Accumulation unit value:
    Beginning of period                        $8.39            $7.88            $7.75            $6.92             N/A
    End of period                              $8.59            $8.39            $7.88            $7.75             N/A
  Accumulation units outstanding
  at the end of period                          121              121              121             2,277             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(831)

  Accumulation unit value:
    Beginning of period                       $12.93           $13.04             N/A              N/A              N/A
    End of period                             $13.05           $12.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,167            1,512             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division(903)

  Accumulation unit value:
    Beginning of period                       $19.27           $18.51             N/A              N/A              N/A
    End of period                             $21.38           $19.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          293              295              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(1015)

  Accumulation unit value:
    Beginning of period                       $18.73             N/A              N/A              N/A              N/A
    End of period                             $20.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,504             N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(610)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.14             N/A              N/A
    End of period                               N/A              N/A            $10.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(597)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.82             N/A              N/A
    End of period                               N/A              N/A             $9.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.78           $10.85             N/A              N/A
    End of period                             $14.05           $12.46           $11.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          99               120             1,446             N/A              N/A

JNL/S&P Managed Conservative Division(805)

  Accumulation unit value:
    Beginning of period                       $10.41           $10.14             N/A              N/A              N/A
    End of period                             $10.95           $10.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,911           27,370             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(668)

  Accumulation unit value:
    Beginning of period                       $12.57           $11.99           $10.97             N/A              N/A
    End of period                             $13.99           $12.57           $11.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,933            4,016            1,537             N/A              N/A

JNL/S&P Managed Moderate Division(805)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.28             N/A              N/A              N/A
    End of period                             $11.55           $10.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,656           31,622             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(487)

  Accumulation unit value:
    Beginning of period                       $12.15           $11.71           $10.94             N/A              N/A
    End of period                             $13.30           $12.15           $11.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,498           28,695            4,577             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(610)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.57             N/A              N/A
    End of period                               N/A              N/A            $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(903)

  Accumulation unit value:
    Beginning of period                       $21.28           $21.00             N/A              N/A              N/A
    End of period                             $23.59           $21.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          259              260              N/A              N/A              N/A

JNL/Select Global Growth Division(597)

  Accumulation unit value:
    Beginning of period                       $20.76           $20.88           $19.07             N/A              N/A
    End of period                             $22.94           $20.76           $20.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,114            1,136             78               N/A              N/A

JNL/Select Large Cap Growth Division(734)

  Accumulation unit value:
    Beginning of period                       $23.99           $23.50           $23.55             N/A              N/A
    End of period                             $24.48           $23.99           $23.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          155              536              652              N/A              N/A

JNL/Select Money Market Division(605)

  Accumulation unit value:
    Beginning of period                       $11.03           $11.01           $11.09             N/A              N/A
    End of period                             $11.24           $11.03           $11.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,046            9,251              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(620)

  Accumulation unit value:
    Beginning of period                       $16.93           $16.04           $14.50             N/A              N/A
    End of period                             $19.96           $16.93           $16.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,856            3,588              -               N/A              N/A

JNL/T.Rowe Price Established Growth
Division(552)

  Accumulation unit value:
    Beginning of period                       $24.01           $23.21           $22.33             N/A              N/A
    End of period                             $26.63           $24.01           $23.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,147            3,361            1,854             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(552)

  Accumulation unit value:
    Beginning of period                       $33.52           $30.12           $27.48             N/A              N/A
    End of period                             $34.92           $33.52           $30.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,552            1,249            1,289             N/A              N/A

JNL/T.Rowe Price Value Division(311)

  Accumulation unit value:
    Beginning of period                       $13.01           $12.56           $11.18            $8.58             N/A
    End of period                             $15.23           $13.01           $12.56           $11.18             N/A
  Accumulation units outstanding
  at the end of period                         1,667            1,539            3,578            1,704             N/A

JNL/Western Asset High Yield Bond
Division(947)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.89             N/A              N/A              N/A
    End of period                             $12.97           $12.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          77               162              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(552)

  Accumulation unit value:
    Beginning of period                       $16.78           $16.76           $16.14             N/A              N/A
    End of period                             $17.14           $16.78           $16.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          256              234               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(903)

  Accumulation unit value:
    Beginning of period                       $14.00           $14.22             N/A              N/A              N/A
    End of period                             $14.10           $14.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          229              230              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.50%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(461)

  Accumulation unit value:
    Beginning of period                       $11.30           $10.80           $10.07            $9.89             N/A
    End of period                             $11.89           $11.30           $10.80           $10.07             N/A
  Accumulation units outstanding
  at the end of period                          281             1,311            1,161            1,011             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(841)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.44             N/A              N/A              N/A
    End of period                             $15.31           $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,953            3,150             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(461)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.52           $11.05           $10.92             N/A
    End of period                             $13.60           $12.18           $11.52           $11.05             N/A
  Accumulation units outstanding
  at the end of period                         2,434            3,434            2,501            1,983             N/A

JNL/Alger Growth Division(541)

  Accumulation unit value:
    Beginning of period                       $17.27           $15.77           $15.00             N/A              N/A
    End of period                             $17.68           $17.27           $15.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                          932              812              86               N/A              N/A

JNL/Alliance Capital Growth Division(461)

  Accumulation unit value:
    Beginning of period                         N/A             $9.21            $8.88            $8.61             N/A
    End of period                               N/A             $8.35            $9.21            $8.88             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,580            2,323             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(461)

  Accumulation unit value:
    Beginning of period                       $15.82           $15.69           $15.13           $14.38             N/A
    End of period                             $17.34           $15.82           $15.69           $15.13             N/A
  Accumulation units outstanding
  at the end of period                         2,234            3,208            3,120            2,695             N/A

JNL/Eagle SmallCap Equity Division(541)

  Accumulation unit value:
    Beginning of period                       $17.86           $17.87           $15.52             N/A              N/A
    End of period                             $20.92           $17.86           $17.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          498              298              164              N/A              N/A

JNL/FMR Balanced Division(541)

  Accumulation unit value:
    Beginning of period                       $10.40            $9.69            $9.05             N/A              N/A
    End of period                             $11.24           $10.40            $9.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          302              310              147              N/A              N/A

JNL/FMR MidCap Equity Division(790)

  Accumulation unit value:
    Beginning of period                       $19.56           $18.30             N/A              N/A              N/A
    End of period                             $21.38           $19.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          713              646              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(862)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.49             N/A              N/A              N/A
    End of period                             $12.46           $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(842)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.46             N/A              N/A              N/A
    End of period                             $12.65           $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,803             918              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.14             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(462)

  Accumulation unit value:
    Beginning of period                       $13.09           $12.13           $10.69            $9.87             N/A
    End of period                             $15.65           $13.09           $12.13           $10.69             N/A
  Accumulation units outstanding
  at the end of period                         4,594            4,263            3,440            3,403             N/A

JNL/JPMorgan International Value
Division(489)

  Accumulation unit value:
    Beginning of period                       $11.23            $9.71            $8.36             N/A              N/A
    End of period                             $14.45           $11.23            $9.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,862            5,839            2,654             N/A              N/A

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(462)

  Accumulation unit value:
    Beginning of period                       $16.97           $15.99           $13.15           $12.72             N/A
    End of period                             $18.97           $16.97           $15.99           $13.15             N/A
  Accumulation units outstanding
  at the end of period                         5,680            6,230            3,814            1,144             N/A

JNL/Lazard Small Cap Value Division(417)

  Accumulation unit value:
    Beginning of period                       $13.86           $13.57           $12.06           $10.91             N/A
    End of period                             $15.78           $13.86           $13.57           $12.06             N/A
  Accumulation units outstanding
  at the end of period                         5,242            4,846            3,479            1,998             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(455)

  Accumulation unit value:
    Beginning of period                       $10.70           $11.31            $9.51            $8.57             N/A
    End of period                             $11.72           $10.70           $11.31            $9.51             N/A
  Accumulation units outstanding
  at the end of period                        11,168           22,098           19,149            7,760             N/A

JNL/MCM Bond Index Division(581)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.76           $10.42             N/A              N/A
    End of period                             $10.80           $10.69           $10.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,682            2,487             189              N/A              N/A

JNL/MCM Communications Sector
Division(1041)

  Accumulation unit value:
    Beginning of period                        $4.87             N/A              N/A              N/A              N/A
    End of period                              $5.62             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,576             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(862)

  Accumulation unit value:
    Beginning of period                        $9.78            $9.83             N/A              N/A              N/A
    End of period                             $10.82            $9.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Dow 10 Division(417)

  Accumulation unit value:
    Beginning of period                        $8.34            $9.07            $9.04            $7.99             N/A
    End of period                             $10.54            $8.34            $9.07            $9.04             N/A
  Accumulation units outstanding
  at the end of period                        22,701           28,407           31,075            8,565             N/A

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                        $9.88             N/A              N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,656             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(461)

  Accumulation unit value:
    Beginning of period                        $7.96            $7.82            $7.21            $6.81             N/A
    End of period                              $9.07            $7.96            $7.82            $7.21             N/A
  Accumulation units outstanding
  at the end of period                           -              2,181            2,131            2,203             N/A

JNL/MCM Financial Sector Division(541)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.45           $10.62             N/A              N/A
    End of period                             $13.72           $11.85           $11.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                          787              767              124              N/A              N/A

JNL/MCM Global 15 Division(417)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.12            $8.90            $8.49             N/A
    End of period                             $16.34           $11.95           $11.12            $8.90             N/A
  Accumulation units outstanding
  at the end of period                        28,742           28,234           21,014            8,263             N/A

JNL/MCM Healthcare Sector Division(541)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.17            $9.83             N/A              N/A
    End of period                             $11.07           $10.68           $10.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                          305              298              247              N/A              N/A

JNL/MCM International Index Division(541)

  Accumulation unit value:
    Beginning of period                       $14.55           $13.16           $11.34             N/A              N/A
    End of period                             $17.82           $14.55           $13.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,524            4,524             721              N/A              N/A

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                       $11.74           $10.61             N/A              N/A              N/A
    End of period                             $13.61           $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        150,333          119,929            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(820)

  Accumulation unit value:
    Beginning of period                       $10.43            $9.24             N/A              N/A              N/A
    End of period                             $10.66           $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          504              504              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(600)

  Accumulation unit value:
    Beginning of period                       $21.91           $16.42           $14.04             N/A              N/A
    End of period                             $25.82           $21.91           $16.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,407           11,770             798              N/A              N/A

JNL/MCM S&P 10 Division(455)

  Accumulation unit value:
    Beginning of period                       $12.59            $9.41            $8.20            $7.61             N/A
    End of period                             $12.85           $12.59            $9.41            $8.20             N/A
  Accumulation units outstanding
  at the end of period                        25,967           36,400           26,212            8,890             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(545)

  Accumulation unit value:
    Beginning of period                       $13.60           $12.45           $11.23             N/A              N/A
    End of period                             $14.55           $13.60           $12.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,100            3,630             791              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(545)

  Accumulation unit value:
    Beginning of period                       $10.36           $10.17            $9.40             N/A              N/A
    End of period                             $11.63           $10.36           $10.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,824           20,922            4,757             N/A              N/A

JNL/MCM Select Small-Cap Division(417)

  Accumulation unit value:
    Beginning of period                       $18.48           $17.39           $15.84           $14.25             N/A
    End of period                             $19.73           $18.48           $17.39           $15.84             N/A
  Accumulation units outstanding
  at the end of period                         8,763           14,308           10,521            4,506             N/A

JNL/MCM Small Cap Index Division(545)

  Accumulation unit value:
    Beginning of period                       $12.97           $12.76           $11.41             N/A              N/A
    End of period                             $14.87           $12.97           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,766            3,665            1,503             N/A              N/A

JNL/MCM Technology Sector Division(541)

  Accumulation unit value:
    Beginning of period                        $5.40            $5.40            $5.08             N/A              N/A
    End of period                              $5.76            $5.40            $5.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          252              942              593              N/A              N/A

JNL/MCM Value Line 25 Division(772)

  Accumulation unit value:
    Beginning of period                       $15.43           $11.95             N/A              N/A              N/A
    End of period                             $14.85           $15.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,178           16,734             N/A              N/A              N/A

JNL/MCM VIP Division(819)

  Accumulation unit value:
    Beginning of period                       $11.83           $10.45             N/A              N/A              N/A
    End of period                             $12.94           $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,707           14,797             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(461)

  Accumulation unit value:
    Beginning of period                       $12.08           $10.89            $9.47            $8.79             N/A
    End of period                             $13.78           $12.08           $10.89            $9.47             N/A
  Accumulation units outstanding
  at the end of period                         5,331            6,695            2,380            1,707             N/A

JNL/Oppenheimer Growth Division(1041)

  Accumulation unit value:
    Beginning of period                        $8.82             N/A              N/A              N/A              N/A
    End of period                              $8.58             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,001             N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(462)

  Accumulation unit value:
    Beginning of period                       $12.93           $12.96           $12.72           $12.68             N/A
    End of period                             $13.05           $12.93           $12.96           $12.72             N/A
  Accumulation units outstanding
  at the end of period                        11,988            9,801            4,929            1,821             N/A

JNL/PPM America High Yield Bond
Division(462)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.10           $13.82             N/A
    End of period                               N/A              N/A            $14.46           $14.10             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,674             N/A

JNL/Putnam Equity Division(789)

  Accumulation unit value:
    Beginning of period                       $19.26           $17.85             N/A              N/A              N/A
    End of period                             $21.37           $19.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,928            1,785             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(756)

  Accumulation unit value:
    Beginning of period                        $7.87            $6.93             N/A              N/A              N/A
    End of period                              $8.12            $7.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          573              544              N/A              N/A              N/A

JNL/Putnam Value Equity Division(792)

  Accumulation unit value:
    Beginning of period                       $18.25           $17.43             N/A              N/A              N/A
    End of period                             $20.11           $18.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          95               97               N/A              N/A              N/A

JNL/S&P Core Index 100 Division(583)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.83             N/A              N/A
    End of period                               N/A              N/A            $10.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(585)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.73             N/A              N/A
    End of period                               N/A              N/A            $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(417)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.66            $8.80             N/A
    End of period                               N/A              N/A             $9.76            $9.66             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               363              N/A

JNL/S&P Managed Aggressive Growth
Division(475)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.77           $10.72           $10.37             N/A
    End of period                             $14.04           $12.46           $11.77           $10.72             N/A
  Accumulation units outstanding
  at the end of period                         3,044           19,919           19,920            2,553             N/A

JNL/S&P Managed Conservative Division(776)

  Accumulation unit value:
    Beginning of period                       $10.41           $10.25             N/A              N/A              N/A
    End of period                             $10.95           $10.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,796           11,704             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(448)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.99           $11.03           $10.58             N/A
    End of period                             $13.99           $12.56           $11.99           $11.03             N/A
  Accumulation units outstanding
  at the end of period                        70,913           42,745           20,790           10,161             N/A

JNL/S&P Managed Moderate Division(776)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.41             N/A              N/A              N/A
    End of period                             $11.55           $10.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,222           68,443             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(417)

  Accumulation unit value:
    Beginning of period                       $12.15           $11.71           $10.95           $10.32             N/A
    End of period                             $13.29           $12.15           $11.71           $10.95             N/A
  Accumulation units outstanding
  at the end of period                        98,408           77,636           13,314            5,459             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(583)

  Accumulation unit value:
    Beginning of period                       $21.27           $20.71           $18.86             N/A              N/A
    End of period                             $23.58           $21.27           $20.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,761            1,761             242              N/A              N/A

JNL/Select Global Growth Division(1046)

  Accumulation unit value:
    Beginning of period                       $22.62             N/A              N/A              N/A              N/A
    End of period                             $22.94             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          51               N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(644)

  Accumulation unit value:
    Beginning of period                       $23.98           $23.49           $20.43             N/A              N/A
    End of period                             $24.46           $23.98           $23.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               138              N/A              N/A

JNL/Select Money Market Division(583)

  Accumulation unit value:
    Beginning of period                       $11.02           $11.00           $11.11             N/A              N/A
    End of period                             $11.24           $11.02           $11.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,536           13,536            2,053             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(599)

  Accumulation unit value:
    Beginning of period                       $16.92           $16.04           $14.70             N/A              N/A
    End of period                             $19.96           $16.92           $16.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/T.Rowe Price Established Growth
Division(462)

  Accumulation unit value:
    Beginning of period                       $24.00           $23.19           $21.64           $20.49             N/A
    End of period                             $26.62           $24.00           $23.19           $21.64             N/A
  Accumulation units outstanding
  at the end of period                         4,967            5,227            1,135             897              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(462)

  Accumulation unit value:
    Beginning of period                       $33.51           $30.11           $26.16           $25.47             N/A
    End of period                             $34.90           $33.51           $30.11           $26.16             N/A
  Accumulation units outstanding
  at the end of period                         2,798            2,223             729              567              N/A

JNL/T.Rowe Price Value Division(462)

  Accumulation unit value:
    Beginning of period                       $13.00           $12.56           $11.17           $10.45             N/A
    End of period                             $15.22           $13.00           $12.56           $11.17             N/A
  Accumulation units outstanding
  at the end of period                         4,192            3,250            3,300            1,771             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.04           $12.14           $11.83             N/A              N/A
    End of period                             $12.97           $12.04           $12.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,952            6,423            2,201             N/A              N/A

JNL/Western Asset Strategic Bond
Division(462)

  Accumulation unit value:
    Beginning of period                       $16.77           $16.76           $16.07           $15.88             N/A
    End of period                             $17.12           $16.77           $16.76           $16.07             N/A
  Accumulation units outstanding
  at the end of period                         2,916            2,980            2,726            1,455             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(466)

  Accumulation unit value:
    Beginning of period                       $13.99           $14.02           $13.84           $13.74             N/A
    End of period                             $14.09           $13.99           $14.02           $13.84             N/A
  Accumulation units outstanding
  at the end of period                         4,116            3,444            1,982            1,462             N/A






CONTRACT WITH ENDORSEMENTS - 2.505%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(686)

  Accumulation unit value:
    Beginning of period                       $10.70           $11.30           $10.21             N/A              N/A
    End of period                             $11.71           $10.70           $11.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,220            1,182            1,324             N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(686)

  Accumulation unit value:
    Beginning of period                        $8.34            $9.06            $8.26             N/A              N/A
    End of period                             $10.54            $8.34            $9.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,508            1,462            1,637             N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(686)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.12            $9.97             N/A              N/A
    End of period                             $16.33           $11.95           $11.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,032            1,211            1,356             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(686)

  Accumulation unit value:
    Beginning of period                       $12.59            $9.40            $8.37             N/A              N/A
    End of period                             $12.85           $12.59            $9.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,052            1,442            1,615             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(686)

  Accumulation unit value:
    Beginning of period                       $18.47           $17.39           $14.77             N/A              N/A
    End of period                             $19.72           $18.47           $17.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          730              818              916              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.51%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(284)

  Accumulation unit value:
    Beginning of period                       $11.29           $10.80           $10.07            $7.54             N/A
    End of period                             $11.88           $11.29           $10.80           $10.07             N/A
  Accumulation units outstanding
  at the end of period                        27,270           26,921           18,842            7,708             N/A

JNL/AIM Premier Equity II Division(496)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.33             N/A              N/A
    End of period                               N/A              N/A             $8.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.73             N/A              N/A              N/A
    End of period                             $15.31           $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,432           10,994             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(436)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.52           $11.05           $10.61             N/A
    End of period                             $13.60           $12.18           $11.52           $11.05             N/A
  Accumulation units outstanding
  at the end of period                        21,401           18,223           15,554             749              N/A

JNL/Alger Growth Division(406)

  Accumulation unit value:
    Beginning of period                       $17.26           $15.75           $15.38           $14.31             N/A
    End of period                             $17.66           $17.26           $15.75           $15.38             N/A
  Accumulation units outstanding
  at the end of period                         8,679           10,002            6,325           10,011             N/A

JNL/Alliance Capital Growth Division(436)

  Accumulation unit value:
    Beginning of period                         N/A             $9.20            $8.88            $8.64             N/A
    End of period                               N/A             $8.34            $9.20            $8.88             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,070            3,984             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(412)

  Accumulation unit value:
    Beginning of period                       $15.80           $15.68           $15.12           $14.13             N/A
    End of period                             $17.32           $15.80           $15.68           $15.12             N/A
  Accumulation units outstanding
  at the end of period                         2,724            2,804            1,887             914              N/A

JNL/Eagle SmallCap Equity Division(284)

  Accumulation unit value:
    Beginning of period                       $17.85           $17.85           $15.41            $9.79             N/A
    End of period                             $20.90           $17.85           $17.85           $15.41             N/A
  Accumulation units outstanding
  at the end of period                        11,839            7,754            7,016            2,632             N/A

JNL/FMR Balanced Division(436)

  Accumulation unit value:
    Beginning of period                       $10.39            $9.68            $9.07            $8.74             N/A
    End of period                             $11.23           $10.39            $9.68            $9.07             N/A
  Accumulation units outstanding
  at the end of period                        15,995           17,468            6,425            3,106             N/A

JNL/FMR MidCap Equity Division(412)

  Accumulation unit value:
    Beginning of period                       $19.55           $18.88           $16.40           $15.34             N/A
    End of period                             $21.36           $19.55           $18.88           $16.40             N/A
  Accumulation units outstanding
  at the end of period                          975             6,257             709              399              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1121)

  Accumulation unit value:
    Beginning of period                       $10.10             N/A              N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,100             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(875)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.89             N/A              N/A              N/A
    End of period                             $12.45           $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,300            2,502             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(850)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.65             N/A              N/A              N/A
    End of period                             $12.64           $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,520           13,479             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.14             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,762             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(284)

  Accumulation unit value:
    Beginning of period                       $13.08           $12.11           $10.68            $7.50             N/A
    End of period                             $15.63           $13.08           $12.11           $10.68             N/A
  Accumulation units outstanding
  at the end of period                        22,186           21,550           12,799            2,839             N/A

JNL/JPMorgan International Value
Division(284)

  Accumulation unit value:
    Beginning of period                       $11.22            $9.70            $8.12            $5.19             N/A
    End of period                             $14.44           $11.22            $9.70            $8.12             N/A
  Accumulation units outstanding
  at the end of period                        48,654           40,350           31,206            5,721             N/A

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,298             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(284)

  Accumulation unit value:
    Beginning of period                       $16.96           $15.98           $13.14            $9.64             N/A
    End of period                             $18.95           $16.96           $15.98           $13.14             N/A
  Accumulation units outstanding
  at the end of period                        36,483           34,030           15,984            2,611             N/A

JNL/Lazard Small Cap Value Division(435)

  Accumulation unit value:
    Beginning of period                       $13.84           $13.56           $12.06           $11.17             N/A
    End of period                             $15.77           $13.84           $13.56           $12.06             N/A
  Accumulation units outstanding
  at the end of period                        31,164           52,180           18,024            6,992             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(284)

  Accumulation unit value:
    Beginning of period                       $10.70           $11.30            $9.51            $6.45             N/A
    End of period                             $11.71           $10.70           $11.30            $9.51             N/A
  Accumulation units outstanding
  at the end of period                        131,670          134,088          102,230           7,028             N/A

JNL/MCM Bond Index Division(436)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.76           $10.64           $10.51             N/A
    End of period                             $10.80           $10.68           $10.76           $10.64             N/A
  Accumulation units outstanding
  at the end of period                        78,994           80,030           11,895             878              N/A

JNL/MCM Communications Sector
Division(476)

  Accumulation unit value:
    Beginning of period                        $4.23            $4.30            $3.74            $3.50             N/A
    End of period                              $5.61            $4.23            $4.30            $3.74             N/A
  Accumulation units outstanding
  at the end of period                        41,215            5,537             243             3,398             N/A

JNL/MCM Consumer Brands Sector
Division(476)

  Accumulation unit value:
    Beginning of period                        $9.78           $10.27            $9.57            $9.21             N/A
    End of period                             $10.82            $9.78           $10.27            $9.57             N/A
  Accumulation units outstanding
  at the end of period                        10,060            8,264            2,493            1,290             N/A

JNL/MCM Dow 10 Division(435)

  Accumulation unit value:
    Beginning of period                        $8.34            $9.06            $9.03            $8.04             N/A
    End of period                             $10.53            $8.34            $9.06            $9.03             N/A
  Accumulation units outstanding
  at the end of period                        292,359          319,535          143,720           8,613             N/A

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,775             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(436)

  Accumulation unit value:
    Beginning of period                        $7.95            $7.82            $7.21            $6.70             N/A
    End of period                              $9.06            $7.95            $7.82            $7.21             N/A
  Accumulation units outstanding
  at the end of period                        25,055           19,568            7,750             777              N/A

JNL/MCM Financial Sector Division(476)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.44           $10.34           $10.03             N/A
    End of period                             $13.70           $11.84           $11.44           $10.34             N/A
  Accumulation units outstanding
  at the end of period                        15,879           11,864           28,651            1,184             N/A

JNL/MCM Global 15 Division(470)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.12            $8.90            $8.57             N/A
    End of period                             $16.33           $11.95           $11.12            $8.90             N/A
  Accumulation units outstanding
  at the end of period                        189,509          163,726          73,824            1,943             N/A

JNL/MCM Healthcare Sector Division(476)

  Accumulation unit value:
    Beginning of period                       $10.67           $10.17           $10.08            $9.79             N/A
    End of period                             $11.06           $10.67           $10.17           $10.08             N/A
  Accumulation units outstanding
  at the end of period                        24,467           55,086           15,108            1,213             N/A

JNL/MCM International Index Division(441)

  Accumulation unit value:
    Beginning of period                       $14.54           $13.16           $11.29           $10.25             N/A
    End of period                             $17.81           $14.54           $13.16           $11.29             N/A
  Accumulation units outstanding
  at the end of period                        88,931           89,534           37,358            4,680             N/A

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                       $11.74           $10.88            $9.87             N/A              N/A
    End of period                             $13.61           $11.74           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        656,067          572,907          67,306             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1098)

  Accumulation unit value:
    Beginning of period                        $9.16             N/A              N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,786             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(819)

  Accumulation unit value:
    Beginning of period                       $10.43            $9.23             N/A              N/A              N/A
    End of period                             $10.65           $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,687           35,237             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(496)

  Accumulation unit value:
    Beginning of period                       $21.90           $16.41           $12.56             N/A              N/A
    End of period                             $25.80           $21.90           $16.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        103,020          66,018           28,006             N/A              N/A

JNL/MCM S&P 10 Division(441)

  Accumulation unit value:
    Beginning of period                       $12.58            $9.40            $8.19            $7.65             N/A
    End of period                             $12.84           $12.58            $9.40            $8.19             N/A
  Accumulation units outstanding
  at the end of period                        146,240          183,274          93,247            1,723             N/A

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                        $9.66             N/A              N/A              N/A              N/A
    End of period                             $10.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,928             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(284)

  Accumulation unit value:
    Beginning of period                       $13.59           $12.45           $11.02            $7.60             N/A
    End of period                             $14.54           $13.59           $12.45           $11.02             N/A
  Accumulation units outstanding
  at the end of period                        106,386          101,962          50,745           11,295             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(284)

  Accumulation unit value:
    Beginning of period                       $10.36           $10.17            $9.48            $6.97             N/A
    End of period                             $11.62           $10.36           $10.17            $9.48             N/A
  Accumulation units outstanding
  at the end of period                        199,571          183,801          74,026            9,401             N/A

JNL/MCM Select Small-Cap Division(416)

  Accumulation unit value:
    Beginning of period                       $18.46           $17.38           $15.83           $14.47             N/A
    End of period                             $19.71           $18.46           $17.38           $15.83             N/A
  Accumulation units outstanding
  at the end of period                        82,089           87,157           42,933            6,592             N/A

JNL/MCM Small Cap Index Division(378)

  Accumulation unit value:
    Beginning of period                       $12.97           $12.76           $11.14            $9.57             N/A
    End of period                             $14.86           $12.97           $12.76           $11.14             N/A
  Accumulation units outstanding
  at the end of period                        104,835          97,473           45,981            7,589             N/A

JNL/MCM Technology Sector Division(476)

  Accumulation unit value:
    Beginning of period                        $5.39            $5.40            $5.48            $5.29             N/A
    End of period                              $5.74            $5.39            $5.40            $5.48             N/A
  Accumulation units outstanding
  at the end of period                        62,070           21,397             17              2,248             N/A

JNL/MCM Value Line 25 Division(690)

  Accumulation unit value:
    Beginning of period                       $15.43           $11.40            $9.53             N/A              N/A
    End of period                             $14.84           $15.43           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        157,044          151,026           7,145             N/A              N/A

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                       $11.83           $11.05           $10.13             N/A              N/A
    End of period                             $12.94           $11.83           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        86,508           62,232            6,015             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(412)

  Accumulation unit value:
    Beginning of period                       $12.07           $10.88            $9.46            $8.41             N/A
    End of period                             $13.77           $12.07           $10.88            $9.46             N/A
  Accumulation units outstanding
  at the end of period                        36,079           20,567           12,520            1,589             N/A

JNL/Oppenheimer Growth Division(284)

  Accumulation unit value:
    Beginning of period                        $8.39            $7.88            $7.75            $6.38             N/A
    End of period                              $8.58            $8.39            $7.88            $7.75             N/A
  Accumulation units outstanding
  at the end of period                        20,693           20,624           19,288            2,407             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(378)

  Accumulation unit value:
    Beginning of period                       $12.92           $12.95           $12.71           $12.45             N/A
    End of period                             $13.04           $12.92           $12.95           $12.71             N/A
  Accumulation units outstanding
  at the end of period                        99,411           56,029           20,065            9,375             N/A

JNL/PPM America High Yield Bond
Division(378)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.08           $13.21             N/A
    End of period                               N/A              N/A            $14.44           $14.08             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,087             N/A

JNL/Putnam Equity Division(436)

  Accumulation unit value:
    Beginning of period                       $19.25           $18.15           $16.46           $15.63             N/A
    End of period                             $21.35           $19.25           $18.15           $16.46             N/A
  Accumulation units outstanding
  at the end of period                         3,134            2,337             437              199              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(435)

  Accumulation unit value:
    Beginning of period                        $7.87            $7.20            $6.22            $6.06             N/A
    End of period                              $8.11            $7.87            $7.20            $6.22             N/A
  Accumulation units outstanding
  at the end of period                        11,058           10,735           13,925            3,207             N/A

JNL/Putnam Value Equity Division(486)

  Accumulation unit value:
    Beginning of period                       $18.23           $17.82           $16.64           $16.64             N/A
    End of period                             $20.09           $18.23           $17.82           $16.64             N/A
  Accumulation units outstanding
  at the end of period                         6,823            1,710             220              219              N/A

JNL/S&P Core Index 100 Division(771)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division(498)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.08             N/A              N/A
    End of period                               N/A              N/A             $9.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(509)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.99             N/A              N/A
    End of period                               N/A              N/A            $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(510)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.79             N/A              N/A
    End of period                               N/A              N/A             $9.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(402)

  Accumulation unit value:
    Beginning of period                       $12.45           $11.77           $10.71            $9.95             N/A
    End of period                             $14.03           $12.45           $11.77           $10.71             N/A
  Accumulation units outstanding
  at the end of period                        80,225           85,064           70,463            5,524             N/A

JNL/S&P Managed Conservative Division(733)

  Accumulation unit value:
    Beginning of period                       $10.41           $10.29           $10.26             N/A              N/A
    End of period                             $10.95           $10.41           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,201           69,614            1,509             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(412)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.98           $11.03           $10.38             N/A
    End of period                             $13.98           $12.55           $11.98           $11.03             N/A
  Accumulation units outstanding
  at the end of period                        195,828          198,376          172,698          22,995             N/A

JNL/S&P Managed Moderate Division(695)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.48           $10.02             N/A              N/A
    End of period                             $11.55           $10.73           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        182,578          136,240          14,636             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(378)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.70           $10.95           $10.15             N/A
    End of period                             $13.28           $12.14           $11.70           $10.95             N/A
  Accumulation units outstanding
  at the end of period                        288,320          279,533          105,762          22,775             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(492)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.51             N/A              N/A
    End of period                               N/A              N/A            $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(409)

  Accumulation unit value:
    Beginning of period                       $21.25           $20.69           $19.14           $17.78             N/A
    End of period                             $23.55           $21.25           $20.69           $19.14             N/A
  Accumulation units outstanding
  at the end of period                        28,710           30,756           22,356           13,947             N/A

JNL/Select Global Growth Division(676)

  Accumulation unit value:
    Beginning of period                       $20.73           $20.85           $19.03             N/A              N/A
    End of period                             $22.91           $20.73           $20.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,403            6,590            6,145             N/A              N/A

JNL/Select Large Cap Growth Division(412)

  Accumulation unit value:
    Beginning of period                       $23.95           $23.47           $21.55           $19.98             N/A
    End of period                             $24.44           $23.95           $23.47           $21.55             N/A
  Accumulation units outstanding
  at the end of period                         1,179            2,605             817              306              N/A

JNL/Select Money Market Division(426)

  Accumulation unit value:
    Beginning of period                       $11.01           $10.99           $11.19           $11.24             N/A
    End of period                             $11.23           $11.01           $10.99           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        68,911           60,407           42,990            9,607             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(412)

  Accumulation unit value:
    Beginning of period                       $16.92           $16.04           $14.33           $12.86             N/A
    End of period                             $19.95           $16.92           $16.04           $14.33             N/A
  Accumulation units outstanding
  at the end of period                        31,147           16,690           15,855            4,605             N/A

JNL/T.Rowe Price Established Growth
Division(412)

  Accumulation unit value:
    Beginning of period                       $23.98           $23.17           $21.62           $20.11             N/A
    End of period                             $26.59           $23.98           $23.17           $21.62             N/A
  Accumulation units outstanding
  at the end of period                        17,069           14,540           10,234            3,440             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(409)

  Accumulation unit value:
    Beginning of period                       $33.47           $30.08           $26.13           $24.16             N/A
    End of period                             $34.86           $33.47           $30.08           $26.13             N/A
  Accumulation units outstanding
  at the end of period                        24,019           22,444           15,046            6,932             N/A

JNL/T.Rowe Price Value Division(284)

  Accumulation unit value:
    Beginning of period                       $12.99           $12.55           $11.17            $7.81             N/A
    End of period                             $15.21           $12.99           $12.55           $11.17             N/A
  Accumulation units outstanding
  at the end of period                        67,307           60,689           40,702           15,130             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.03           $12.13           $11.82             N/A              N/A
    End of period                             $12.96           $12.03           $12.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        139,782          118,325          39,109             N/A              N/A

JNL/Western Asset Strategic Bond
Division(436)

  Accumulation unit value:
    Beginning of period                       $16.75           $16.74           $16.06           $15.72             N/A
    End of period                             $17.10           $16.75           $16.74           $16.06             N/A
  Accumulation units outstanding
  at the end of period                        71,686           61,040           14,490             491              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(378)

  Accumulation unit value:
    Beginning of period                       $13.98           $14.00           $13.83           $13.61             N/A
    End of period                             $14.08           $13.98           $14.00           $13.83             N/A
  Accumulation units outstanding
  at the end of period                        10,034            9,118            4,079            2,591             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.52%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1153)

  Accumulation unit value:
    Beginning of period                       $14.07             N/A              N/A              N/A              N/A
    End of period                             $15.30             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(689)

  Accumulation unit value:
    Beginning of period                       $15.79           $15.66           $14.06             N/A              N/A
    End of period                             $17.30           $15.79           $15.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                          370              371              371              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1212)

  Accumulation unit value:
    Beginning of period                       $10.80             N/A              N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,369             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.14             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,253             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(900)

  Accumulation unit value:
    Beginning of period                       $11.21           $10.04             N/A              N/A              N/A
    End of period                             $14.43           $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,614            1,488             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(805)

  Accumulation unit value:
    Beginning of period                       $16.95           $15.64             N/A              N/A              N/A
    End of period                             $18.93           $16.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,927            1,088             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(866)

  Accumulation unit value:
    Beginning of period                       $13.83           $13.79             N/A              N/A              N/A
    End of period                             $15.76           $13.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          109              672              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(786)

  Accumulation unit value:
    Beginning of period                       $10.69           $11.35             N/A              N/A              N/A
    End of period                             $11.70           $10.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,149            7,904             N/A              N/A              N/A

JNL/MCM Bond Index Division(900)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.76             N/A              N/A              N/A
    End of period                             $10.79           $10.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,029             N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1029)

  Accumulation unit value:
    Beginning of period                        $4.73             N/A              N/A              N/A              N/A
    End of period                              $5.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(786)

  Accumulation unit value:
    Beginning of period                        $8.33            $8.86             N/A              N/A              N/A
    End of period                             $10.52            $8.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,108           10,931             N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(866)

  Accumulation unit value:
    Beginning of period                        $7.95            $7.81             N/A              N/A              N/A
    End of period                              $9.05            $7.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          380              380              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(786)

  Accumulation unit value:
    Beginning of period                       $11.94           $10.86             N/A              N/A              N/A
    End of period                             $16.31           $11.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,543            8,707             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(776)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.07             N/A              N/A              N/A
    End of period                             $11.05           $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,314            1,585             N/A              N/A              N/A

JNL/MCM International Index Division(776)

  Accumulation unit value:
    Beginning of period                       $14.54           $13.40             N/A              N/A              N/A
    End of period                             $17.80           $14.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,048            1,884             N/A              N/A              N/A

JNL/MCM JNL 5 Division(759)

  Accumulation unit value:
    Beginning of period                       $11.74           $10.79             N/A              N/A              N/A
    End of period                             $13.60           $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,615           28,001             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(776)

  Accumulation unit value:
    Beginning of period                       $10.43            $9.80             N/A              N/A              N/A
    End of period                             $10.65           $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,603            1,084             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(789)

  Accumulation unit value:
    Beginning of period                       $21.88           $19.42             N/A              N/A              N/A
    End of period                             $25.77           $21.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,923           13,769             N/A              N/A              N/A

JNL/MCM S&P 10 Division(786)

  Accumulation unit value:
    Beginning of period                       $12.57           $10.11             N/A              N/A              N/A
    End of period                             $12.83           $12.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,604            7,071             N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(776)

  Accumulation unit value:
    Beginning of period                       $13.59           $12.47             N/A              N/A              N/A
    End of period                             $14.53           $13.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,894            2,993             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(776)

  Accumulation unit value:
    Beginning of period                       $10.35           $10.08             N/A              N/A              N/A
    End of period                             $11.61           $10.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,901            5,858             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(786)

  Accumulation unit value:
    Beginning of period                       $18.45           $16.99             N/A              N/A              N/A
    End of period                             $19.69           $18.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,793            4,651             N/A              N/A              N/A

JNL/MCM Small Cap Index Division(776)

  Accumulation unit value:
    Beginning of period                       $12.96           $12.38             N/A              N/A              N/A
    End of period                             $14.85           $12.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,322            3,025             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(759)

  Accumulation unit value:
    Beginning of period                       $15.43           $11.86             N/A              N/A              N/A
    End of period                             $14.84           $15.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              6,543             N/A              N/A              N/A

JNL/MCM VIP Division(900)

  Accumulation unit value:
    Beginning of period                       $11.83           $11.09             N/A              N/A              N/A
    End of period                             $12.94           $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,926            2,539             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(726)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.76           $11.64             N/A              N/A
    End of period                             $14.01           $12.44           $11.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          133              133              133              N/A              N/A

JNL/S&P Managed Conservative Division(678)

  Accumulation unit value:
    Beginning of period                       $10.41           $10.29            $9.98             N/A              N/A
    End of period                             $10.94           $10.41           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,382           13,621            4,056             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(643)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.97           $10.76             N/A              N/A
    End of period                             $13.96           $12.54           $11.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,755           12,382            3,947             N/A              N/A

JNL/S&P Managed Moderate Division(704)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.48           $10.27             N/A              N/A
    End of period                             $11.55           $10.73           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,929           30,162            3,476             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(621)

  Accumulation unit value:
    Beginning of period                       $12.13           $11.69           $10.77             N/A              N/A
    End of period                             $13.27           $12.13           $11.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,224           13,226           12,526             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(866)

  Accumulation unit value:
    Beginning of period                       $21.23           $20.68             N/A              N/A              N/A
    End of period                             $23.53           $21.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          217              217              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(935)

  Accumulation unit value:
    Beginning of period                       $11.00           $10.97             N/A              N/A              N/A
    End of period                             $11.21           $11.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(866)

  Accumulation unit value:
    Beginning of period                       $23.95           $23.00             N/A              N/A              N/A
    End of period                             $26.55           $23.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          194              194              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(866)

  Accumulation unit value:
    Beginning of period                       $33.43           $30.86             N/A              N/A              N/A
    End of period                             $34.82           $33.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          374              259              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(900)

  Accumulation unit value:
    Beginning of period                       $16.73           $16.81             N/A              N/A              N/A
    End of period                             $17.08           $16.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          744              659              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.545%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(426)

  Accumulation unit value:
    Beginning of period                       $11.28           $10.79           $10.06            $9.57             N/A
    End of period                             $11.86           $11.28           $10.79           $10.06             N/A
  Accumulation units outstanding
  at the end of period                          270              271              534              271              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(996)

  Accumulation unit value:
    Beginning of period                       $11.99             N/A              N/A              N/A              N/A
    End of period                             $15.30             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,551             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(426)

  Accumulation unit value:
    Beginning of period                       $12.16           $11.50           $11.04           $10.56             N/A
    End of period                             $13.57           $12.16           $11.50           $11.04             N/A
  Accumulation units outstanding
  at the end of period                         1,347            2,612            2,988             123              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(515)

  Accumulation unit value:
    Beginning of period                       $17.79           $17.80           $16.68             N/A              N/A
    End of period                             $20.83           $17.79           $17.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          295               -               163              N/A              N/A

JNL/FMR Balanced Division(426)

  Accumulation unit value:
    Beginning of period                       $10.37            $9.66            $9.06            $8.69             N/A
    End of period                             $11.20           $10.37            $9.66            $9.06             N/A
  Accumulation units outstanding
  at the end of period                          744              745              745              746              N/A

JNL/FMR MidCap Equity Division(426)

  Accumulation unit value:
    Beginning of period                       $19.47           $18.81           $16.36           $15.39             N/A
    End of period                             $21.27           $19.47           $18.81           $16.36             N/A
  Accumulation units outstanding
  at the end of period                           -               168              168              169              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(960)

  Accumulation unit value:
    Beginning of period                       $10.85           $11.01             N/A              N/A              N/A
    End of period                             $12.45           $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,729            1,853             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(956)

  Accumulation unit value:
    Beginning of period                       $11.20           $11.05             N/A              N/A              N/A
    End of period                             $12.64           $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1221)

  Accumulation unit value:
    Beginning of period                       $10.14             N/A              N/A              N/A              N/A
    End of period                             $10.14             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(583)

  Accumulation unit value:
    Beginning of period                       $13.03           $12.07           $10.22             N/A              N/A
    End of period                             $15.57           $13.03           $12.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,132            5,492            2,380             N/A              N/A

JNL/JPMorgan International Value
Division(680)

  Accumulation unit value:
    Beginning of period                       $11.19            $9.68            $8.76             N/A              N/A
    End of period                             $14.39           $11.19            $9.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,463            1,533            1,608             N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(426)

  Accumulation unit value:
    Beginning of period                       $16.91           $15.95           $13.11           $12.27             N/A
    End of period                             $18.89           $16.91           $15.95           $13.11             N/A
  Accumulation units outstanding
  at the end of period                         2,989            3,608            3,910             212              N/A

JNL/Lazard Small Cap Value Division(426)

  Accumulation unit value:
    Beginning of period                       $13.81           $13.53           $12.03           $11.03             N/A
    End of period                             $15.72           $13.81           $13.53           $12.03             N/A
  Accumulation units outstanding
  at the end of period                         4,284            5,033            2,566             118              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(456)

  Accumulation unit value:
    Beginning of period                       $10.67           $11.28            $9.49            $8.48             N/A
    End of period                             $11.68           $10.67           $11.28            $9.49             N/A
  Accumulation units outstanding
  at the end of period                         7,438            9,693            3,177            1,380             N/A

JNL/MCM Bond Index Division(475)

  Accumulation unit value:
    Beginning of period                       $10.67           $10.74           $10.63           $10.61             N/A
    End of period                             $10.78           $10.67           $10.74           $10.63             N/A
  Accumulation units outstanding
  at the end of period                        11,510           15,021            9,240            1,214             N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(947)

  Accumulation unit value:
    Beginning of period                        $9.75            $9.67             N/A              N/A              N/A
    End of period                             $10.78            $9.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Dow 10 Division(456)

  Accumulation unit value:
    Beginning of period                        $8.32            $9.04            $9.02            $8.07             N/A
    End of period                             $10.51            $8.32            $9.04            $9.02             N/A
  Accumulation units outstanding
  at the end of period                        10,102           13,787            6,054            1,458             N/A

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                       $10.01             N/A              N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          467              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(899)

  Accumulation unit value:
    Beginning of period                        $7.93            $7.77             N/A              N/A              N/A
    End of period                              $9.03            $7.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Financial Sector Division(664)

  Accumulation unit value:
    Beginning of period                       $11.81           $11.42           $10.73             N/A              N/A
    End of period                             $13.67           $11.81           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,078           12,946            2,164             N/A              N/A

JNL/MCM Global 15 Division(456)

  Accumulation unit value:
    Beginning of period                       $11.92           $11.10            $8.88            $8.36             N/A
    End of period                             $16.28           $11.92           $11.10            $8.88             N/A
  Accumulation units outstanding
  at the end of period                         8,347           13,205            6,373            1,480             N/A

JNL/MCM Healthcare Sector Division(680)

  Accumulation unit value:
    Beginning of period                       $10.65           $10.15            $9.47             N/A              N/A
    End of period                             $11.03           $10.65           $10.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,312           14,619             558              N/A              N/A

JNL/MCM International Index Division(475)

  Accumulation unit value:
    Beginning of period                       $14.52           $13.15           $11.29           $10.79             N/A
    End of period                             $17.78           $14.52           $13.15           $11.29             N/A
  Accumulation units outstanding
  at the end of period                         8,782           11,380            6,958            1,172             N/A

JNL/MCM JNL 5 Division(831)

  Accumulation unit value:
    Beginning of period                       $11.74           $10.54             N/A              N/A              N/A
    End of period                             $13.60           $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        87,982           61,270             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(1092)

  Accumulation unit value:
    Beginning of period                        $9.38             N/A              N/A              N/A              N/A
    End of period                             $10.65             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(680)

  Accumulation unit value:
    Beginning of period                       $21.85           $16.38           $16.07             N/A              N/A
    End of period                             $25.73           $21.85           $16.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,294            9,008            2,861             N/A              N/A

JNL/MCM S&P 10 Division(456)

  Accumulation unit value:
    Beginning of period                       $12.56            $9.38            $8.18            $7.54             N/A
    End of period                             $12.81           $12.56            $9.38            $8.18             N/A
  Accumulation units outstanding
  at the end of period                         8,653           13,735            5,596            1,608             N/A

JNL/MCM S&P 24 Division(1108)

  Accumulation unit value:
    Beginning of period                        $9.44             N/A              N/A              N/A              N/A
    End of period                             $10.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(475)

  Accumulation unit value:
    Beginning of period                       $13.58           $12.44           $11.02           $10.69             N/A
    End of period                             $14.52           $13.58           $12.44           $11.02             N/A
  Accumulation units outstanding
  at the end of period                         9,770           13,485            8,324            1,183             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(475)

  Accumulation unit value:
    Beginning of period                       $10.34           $10.16            $9.47            $9.11             N/A
    End of period                             $11.60           $10.34           $10.16            $9.47             N/A
  Accumulation units outstanding
  at the end of period                        15,815           20,288           13,596            1,389             N/A

JNL/MCM Select Small-Cap Division(456)

  Accumulation unit value:
    Beginning of period                       $18.42           $17.35           $15.81           $15.34             N/A
    End of period                             $19.66           $18.42           $17.35           $15.81             N/A
  Accumulation units outstanding
  at the end of period                         4,510            6,267            2,132             819              N/A

JNL/MCM Small Cap Index Division(475)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.74           $11.13           $10.71             N/A
    End of period                             $14.83           $12.95           $12.74           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        10,540           14,402            9,105            1,168             N/A

JNL/MCM Technology Sector Division(515)

  Accumulation unit value:
    Beginning of period                        $5.38            $5.39            $5.64             N/A              N/A
    End of period                              $5.74            $5.38            $5.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             23,834             481              N/A              N/A

JNL/MCM Value Line 25 Division(736)

  Accumulation unit value:
    Beginning of period                       $15.43           $11.40           $11.44             N/A              N/A
    End of period                             $14.83           $15.43           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,806            9,857            3,985             N/A              N/A

JNL/MCM VIP Division(929)

  Accumulation unit value:
    Beginning of period                       $11.83           $11.10             N/A              N/A              N/A
    End of period                             $12.93           $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          182              183              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(512)

  Accumulation unit value:
    Beginning of period                       $12.05           $10.87            $9.83             N/A              N/A
    End of period                             $13.75           $12.05           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,359             743             1,100             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(512)

  Accumulation unit value:
    Beginning of period                       $12.88           $12.92           $12.79             N/A              N/A
    End of period                             $13.00           $12.88           $12.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,310            6,092            8,064             N/A              N/A

JNL/PPM America High Yield Bond
Division(512)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.07             N/A              N/A
    End of period                               N/A              N/A            $14.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(515)

  Accumulation unit value:
    Beginning of period                       $18.16           $17.76           $17.16             N/A              N/A
    End of period                             $20.01           $18.16           $17.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               158              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(664)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.99             N/A              N/A
    End of period                               N/A              N/A            $10.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(665)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.74           $10.70             N/A              N/A
    End of period                             $13.99           $12.41           $11.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,004           13,462            3,708             N/A              N/A

JNL/S&P Managed Conservative Division(803)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.17             N/A              N/A              N/A
    End of period                             $10.94           $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(515)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.95           $11.32             N/A              N/A
    End of period                             $13.93           $12.52           $11.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        52,007           34,894           37,152             N/A              N/A

JNL/S&P Managed Moderate Division(803)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.32             N/A              N/A              N/A
    End of period                             $11.54           $10.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,048            1,049             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(531)

  Accumulation unit value:
    Beginning of period                       $12.11           $11.67           $11.16             N/A              N/A
    End of period                             $13.24           $12.11           $11.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,726            1,727            2,889             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(426)

  Accumulation unit value:
    Beginning of period                       $21.17           $20.62           $19.08           $17.98             N/A
    End of period                             $23.46           $21.17           $20.62           $19.08             N/A
  Accumulation units outstanding
  at the end of period                         1,800            1,742            1,912             144              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(426)

  Accumulation unit value:
    Beginning of period                       $23.87           $23.39           $21.48           $20.08             N/A
    End of period                             $24.34           $23.87           $23.39           $21.48             N/A
  Accumulation units outstanding
  at the end of period                         1,479            3,455            1,877             65               N/A

JNL/Select Money Market Division(583)

  Accumulation unit value:
    Beginning of period                       $10.97           $10.96           $11.06             N/A              N/A
    End of period                             $11.18           $10.97           $10.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              8,151            3,779             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(680)

  Accumulation unit value:
    Beginning of period                       $16.90           $16.03           $14.89             N/A              N/A
    End of period                             $19.92           $16.90           $16.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,666            5,988            1,537             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(426)

  Accumulation unit value:
    Beginning of period                       $23.89           $23.09           $21.56           $20.16             N/A
    End of period                             $26.48           $23.89           $23.09           $21.56             N/A
  Accumulation units outstanding
  at the end of period                         2,035             128              299              129              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(512)

  Accumulation unit value:
    Beginning of period                       $33.35           $29.98           $26.86             N/A              N/A
    End of period                             $34.72           $33.35           $29.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,505            2,048            1,117             N/A              N/A

JNL/T.Rowe Price Value Division(426)

  Accumulation unit value:
    Beginning of period                       $12.97           $12.53           $11.16           $10.16             N/A
    End of period                             $15.17           $12.97           $12.53           $11.16             N/A
  Accumulation units outstanding
  at the end of period                         4,251            5,013            4,297             255              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.99           $12.10           $11.79             N/A              N/A
    End of period                             $12.92           $11.99           $12.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,428              -               383              N/A              N/A

JNL/Western Asset Strategic Bond
Division(512)

  Accumulation unit value:
    Beginning of period                       $16.69           $16.68           $16.12             N/A              N/A
    End of period                             $17.04           $16.69           $16.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,568            1,642            1,829             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(512)

  Accumulation unit value:
    Beginning of period                       $13.93           $13.96           $13.93             N/A              N/A
    End of period                             $14.02           $13.93           $13.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               371              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.55%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(203)

  Accumulation unit value:
    Beginning of period                       $11.27           $10.78           $10.06            $7.94            $7.78
    End of period                             $11.85           $11.27           $10.78           $10.06            $7.94
  Accumulation units outstanding
  at the end of period                          139              135              132               -                -

JNL/AIM Premier Equity II Division(222)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.20            $7.70            $7.95
    End of period                               N/A              N/A             $8.97            $9.20            $7.70
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.73             N/A              N/A              N/A
    End of period                             $15.29           $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,579            1,804             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(175)

  Accumulation unit value:
    Beginning of period                       $12.16           $11.50           $11.04            $8.18            $8.56
    End of period                             $13.57           $12.16           $11.50           $11.04            $8.18
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Alger Growth Division(206)

  Accumulation unit value:
    Beginning of period                       $17.19           $15.70           $15.33           $11.63           $11.69
    End of period                             $17.59           $17.19           $15.70           $15.33           $11.63
  Accumulation units outstanding
  at the end of period                          79               74               76                -                -

JNL/Alliance Capital Growth Division(175)

  Accumulation unit value:
    Beginning of period                         N/A             $9.18            $8.86            $7.31            $8.22
    End of period                               N/A             $8.32            $9.18            $8.86            $7.31
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                       $15.76           $15.64           $15.09           $12.43           $15.62
    End of period                             $17.26           $15.76           $15.64           $15.09           $12.43
  Accumulation units outstanding
  at the end of period                          158              158              153               -                -

JNL/Eagle SmallCap Equity Division(175)

  Accumulation unit value:
    Beginning of period                       $17.78           $17.79           $15.36           $11.26           $11.62
    End of period                             $20.82           $17.78           $17.79           $15.36           $11.26
  Accumulation units outstanding
  at the end of period                          931              952              42                -                -

JNL/FMR Balanced Division(101)

  Accumulation unit value:
    Beginning of period                       $10.38            $9.67            $9.06            $8.18            $8.95
    End of period                             $11.21           $10.38            $9.67            $9.06            $8.18
  Accumulation units outstanding
  at the end of period                         6,167            6,323              -                -                -

JNL/FMR MidCap Equity Division(222)

  Accumulation unit value:
    Beginning of period                       $19.46           $18.81           $16.35           $12.36           $12.55
    End of period                             $21.26           $19.46           $18.81           $16.35           $12.36
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1200)

  Accumulation unit value:
    Beginning of period                       $10.66             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(865)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.58             N/A              N/A              N/A
    End of period                             $12.45           $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,541             500              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(897)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.96             N/A              N/A              N/A
    End of period                             $12.63           $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          55               146              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(206)

  Accumulation unit value:
    Beginning of period                       $13.02           $12.07           $10.64            $8.49            $8.08
    End of period                             $15.56           $13.02           $12.07           $10.64            $8.49
  Accumulation units outstanding
  at the end of period                          500              546             1,731              -                -

JNL/JPMorgan International Value
Division(398)

  Accumulation unit value:
    Beginning of period                       $11.18            $9.67            $8.10            $6.76             N/A
    End of period                             $14.39           $11.18            $9.67            $8.10             N/A
  Accumulation units outstanding
  at the end of period                         3,188            2,537              -                -               N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(149)

  Accumulation unit value:
    Beginning of period                       $16.91           $15.94           $13.11           $10.43           $11.27
    End of period                             $18.88           $16.91           $15.94           $13.11           $10.43
  Accumulation units outstanding
  at the end of period                         7,136            7,365             445               -                -

JNL/Lazard Small Cap Value Division(149)

  Accumulation unit value:
    Beginning of period                       $13.80           $13.53           $12.03            $8.89            $9.89
    End of period                             $15.72           $13.80           $13.53           $12.03            $8.89
  Accumulation units outstanding
  at the end of period                         6,878            7,070             90                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(148)

  Accumulation unit value:
    Beginning of period                       $10.67           $11.28            $9.49            $7.33            $8.57
    End of period                             $11.67           $10.67           $11.28            $9.49            $7.33
  Accumulation units outstanding
  at the end of period                        17,682           16,544             541               -                -

JNL/MCM Bond Index Division(169)

  Accumulation unit value:
    Beginning of period                       $10.67           $10.74           $10.63           $10.59           $10.38
    End of period                             $10.78           $10.67           $10.74           $10.63           $10.59
  Accumulation units outstanding
  at the end of period                         4,132            3,968              -                -                -

JNL/MCM Communications Sector
Division(679)

  Accumulation unit value:
    Beginning of period                        $4.20            $4.28            $4.08             N/A              N/A
    End of period                              $5.57            $4.20            $4.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                          51               59               54               N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(148)

  Accumulation unit value:
    Beginning of period                        $8.31            $9.04            $9.02            $7.36            $8.07
    End of period                             $10.50            $8.31            $9.04            $9.02            $7.36
  Accumulation units outstanding
  at the end of period                        20,116           21,055             640               -                -

JNL/MCM Dow Dividend Division(1102)

  Accumulation unit value:
    Beginning of period                       $10.39             N/A              N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          834              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(179)

  Accumulation unit value:
    Beginning of period                        $7.93            $7.80            $7.19            $5.72            $5.75
    End of period                              $9.03            $7.93            $7.80            $7.19            $5.72
  Accumulation units outstanding
  at the end of period                          93               94              2,059              -                -

JNL/MCM Financial Sector Division(881)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.32             N/A              N/A              N/A
    End of period                             $13.66           $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Global 15 Division(148)

  Accumulation unit value:
    Beginning of period                       $11.92           $11.09            $8.88            $6.84            $8.07
    End of period                             $16.28           $11.92           $11.09            $8.88            $6.84
  Accumulation units outstanding
  at the end of period                        15,850           17,894             561               -                -

JNL/MCM Healthcare Sector Division(679)

  Accumulation unit value:
    Beginning of period                       $10.63           $10.14            $9.43             N/A              N/A
    End of period                             $11.01           $10.63           $10.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                          197              13               13               N/A              N/A

JNL/MCM International Index Division(169)

  Accumulation unit value:
    Beginning of period                       $14.52           $13.15           $11.29            $8.43            $8.91
    End of period                             $17.78           $14.52           $13.15           $11.29            $8.43
  Accumulation units outstanding
  at the end of period                         3,937            3,574             93                -                -

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                       $11.74           $10.88           $10.41             N/A              N/A
    End of period                             $13.59           $11.74           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,956           44,770            5,157             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.80            $9.84             N/A              N/A
    End of period                             $10.65           $10.43           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,707            6,110             133              N/A              N/A

JNL/MCM Oil & Gas Sector Division(527)

  Accumulation unit value:
    Beginning of period                       $21.84           $16.38           $13.58             N/A              N/A
    End of period                             $25.72           $21.84           $16.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,745            1,537             27               N/A              N/A

JNL/MCM S&P 10 Division(148)

  Accumulation unit value:
    Beginning of period                       $12.55            $9.38            $8.18            $7.05            $8.97
    End of period                             $12.81           $12.55            $9.38            $8.18            $7.05
  Accumulation units outstanding
  at the end of period                        16,399           16,665             681               -                -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(139)

  Accumulation unit value:
    Beginning of period                       $13.57           $12.43           $11.02            $8.40            $9.63
    End of period                             $14.51           $13.57           $12.43           $11.02            $8.40
  Accumulation units outstanding
  at the end of period                         3,689            3,630              -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                       $10.34           $10.16            $9.47            $7.60            $8.63
    End of period                             $11.60           $10.34           $10.16            $9.47            $7.60
  Accumulation units outstanding
  at the end of period                         6,801            4,126              -                -                -

JNL/MCM Select Small-Cap Division(148)

  Accumulation unit value:
    Beginning of period                       $18.42           $17.34           $15.80           $10.95           12.27.
    End of period                             $19.66           $18.42           $17.34           $15.80           $10.95
  Accumulation units outstanding
  at the end of period                         7,964            8,014             375               -                -

JNL/MCM Small Cap Index Division(139)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.74           $11.13            $7.83            $9.45
    End of period                             $14.83           $12.95           $12.74           $11.13            $7.83
  Accumulation units outstanding
  at the end of period                         3,250            3,367              -                -                -

JNL/MCM Technology Sector Division(679)

  Accumulation unit value:
    Beginning of period                        $5.37            $5.38            $4.84             N/A              N/A
    End of period                              $5.73            $5.37            $5.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          48               47               45               N/A              N/A

JNL/MCM Value Line 25 Division(708)

  Accumulation unit value:
    Beginning of period                       $15.43           $11.40           $10.79             N/A              N/A
    End of period                             $14.83           $15.43           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,076            2,521              -               N/A              N/A

JNL/MCM VIP Division(725)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.05           $10.89             N/A              N/A
    End of period                             $12.93           $11.82           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,366            3,562              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(149)

  Accumulation unit value:
    Beginning of period                       $12.05           $10.87           $10.63            $6.90            $7.98
    End of period                             $13.74           $12.05           $10.87           $10.63            $6.90
  Accumulation units outstanding
  at the end of period                          472              477              114               -                -

JNL/Oppenheimer Growth Division(202)

  Accumulation unit value:
    Beginning of period                        $8.37            $7.87            $7.74            $6.74            $6.84
    End of period                              $8.56            $8.37            $7.87            $7.74            $6.74
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(101)

  Accumulation unit value:
    Beginning of period                       $12.88           $12.91           $12.68           $12.42           $11.95
    End of period                             $12.99           $12.88           $12.91           $12.68           $12.42
  Accumulation units outstanding
  at the end of period                        11,752            7,897            1,164              -                -

JNL/PPM America High Yield Bond
Division(101)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.04           $12.14           $12.32
    End of period                               N/A              N/A            $14.40           $14.04           $12.14
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/Putnam Equity Division(358)

  Accumulation unit value:
    Beginning of period                       $19.16           $18.08           $16.40           $14.46             N/A
    End of period                             $21.25           $19.16           $18.08           $16.40             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(175)

  Accumulation unit value:
    Beginning of period                        $7.85            $7.18            $6.21            $4.77            $5.21
    End of period                              $8.09            $7.85            $7.18            $6.21            $4.77
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/Putnam Value Equity Division(149)

  Accumulation unit value:
    Beginning of period                       $18.15           $17.75           $16.59           $13.66           $14.75
    End of period                             $20.00           $18.15           $17.75           $16.59           $13.66
  Accumulation units outstanding
  at the end of period                           -                -                -                -                -

JNL/S&P Core Index 100 Division(188)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.06            $8.45            $8.40
    End of period                               N/A              N/A            $10.16           $10.06            $8.45
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(559)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.14             N/A              N/A
    End of period                               N/A              N/A            $10.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(179)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.85            $7.77            $7.81
    End of period                               N/A              N/A             $9.98            $9.85            $7.77
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Equity Growth Division I(279)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.63            $7.19             N/A
    End of period                               N/A              N/A             $9.73            $9.63             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/S&P Managed Aggressive Growth
Division(331)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.73           $10.69            $8.99             N/A
    End of period                             $13.98           $12.41           $11.73           $10.69             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/S&P Managed Conservative Division(789)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.18             N/A              N/A              N/A
    End of period                             $10.94           $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,685            8,479             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(694)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.48           $10.02             N/A              N/A
    End of period                             $11.54           $10.72           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,941           51,863            2,647             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(188)

  Accumulation unit value:
    Beginning of period                       $12.10           $11.67           $10.92            $9.52            $9.43
    End of period                             $13.24           $12.10           $11.67           $10.92            $9.52
  Accumulation units outstanding
  at the end of period                        122,702          122,902            803               -                -

JNL/S&P Moderate Growth Division(117)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A             $9.27           $10.75
    End of period                               N/A              N/A              N/A            $11.00            $9.27
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A               -                -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(310)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.31            $7.98             N/A
    End of period                               N/A              N/A            $10.46           $10.31             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                       $21.17           $20.63           $19.08           $16.10           $17.36
    End of period                             $23.46           $21.17           $20.63           $19.08           $16.10
  Accumulation units outstanding
  at the end of period                         3,017            3,017              -                -                -

JNL/Select Global Growth Division(679)

  Accumulation unit value:
    Beginning of period                       $20.64           $20.77           $18.74             N/A              N/A
    End of period                             $22.80           $20.64           $20.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                          61               61               58               N/A              N/A

JNL/Select Large Cap Growth Division(310)

  Accumulation unit value:
    Beginning of period                       $23.85           $23.38           $21.47           $16.71             N/A
    End of period                             $24.32           $23.85           $23.38           $21.47             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(101)

  Accumulation unit value:
    Beginning of period                       $10.96           $10.95           $11.15           $11.38           $11.50
    End of period                             $11.17           $10.96           $10.95           $11.15           $11.38
  Accumulation units outstanding
  at the end of period                           -                -              4,562              -                -

JNL/Select Value Division(339)

  Accumulation unit value:
    Beginning of period                       $16.90           $16.02           $14.32           $12.22             N/A
    End of period                             $19.92           $16.90           $16.02           $14.32             N/A
  Accumulation units outstanding
  at the end of period                         4,138            3,830              -                -               N/A

JNL/T.Rowe Price Established Growth
Division(101)

  Accumulation unit value:
    Beginning of period                       $23.88           $23.09           $21.56           $16.94           $21.30
    End of period                             $26.47           $23.88           $23.09           $21.56           $16.94
  Accumulation units outstanding
  at the end of period                         2,165            2,199             156               -                -

JNL/T.Rowe Price Mid-Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                       $33.33           $29.96           $26.04           $19.28           $20.51
    End of period                             $34.70           $33.33           $29.96           $26.04           $19.28
  Accumulation units outstanding
  at the end of period                         1,125            1,108             57                -                -

JNL/T.Rowe Price Value Division(101)

  Accumulation unit value:
    Beginning of period                       $12.97           $12.53           $11.16            $8.82           $11.06
    End of period                             $15.18           $12.97           $12.53           $11.16            $8.82
  Accumulation units outstanding
  at the end of period                         4,098            4,273             284               -                -

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.99           $12.09           $11.79             N/A              N/A
    End of period                             $12.92           $11.99           $12.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,977            2,062              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(101)

  Accumulation unit value:
    Beginning of period                       $16.68           $16.67           $16.00           $14.45           $14.07
    End of period                             $17.02           $16.68           $16.67           $16.00           $14.45
  Accumulation units outstanding
  at the end of period                         2,590            2,015              -                -                -

JNL/Western Asset U.S. Government
& Quality Bond Division(101)

  Accumulation unit value:
    Beginning of period                       $13.91           $13.94           $13.77           $13.96           $12.99
    End of period                             $14.00           $13.91           $13.94           $13.77           $13.96
  Accumulation units outstanding
  at the end of period                         1,254            1,280              -                -                -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.56%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(474)

  Accumulation unit value:
    Beginning of period                       $11.27           $10.78           $10.06            $9.76             N/A
    End of period                             $11.85           $11.27           $10.78           $10.06             N/A
  Accumulation units outstanding
  at the end of period                         6,820            5,540            6,101             385              N/A

JNL/AIM Premier Equity II Division(474)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.20            $8.94             N/A
    End of period                               N/A              N/A             $8.97            $9.20             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               306              N/A

JNL/AIM Real Estate Division(880)

  Accumulation unit value:
    Beginning of period                       $11.50           $11.52             N/A              N/A              N/A
    End of period                             $15.29           $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,573             864              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(496)

  Accumulation unit value:
    Beginning of period                       $12.15           $11.50           $11.56             N/A              N/A
    End of period                             $13.56           $12.15           $11.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,960            1,449            1,365             N/A              N/A

JNL/Alger Growth Division(506)

  Accumulation unit value:
    Beginning of period                       $17.17           $15.68           $15.73             N/A              N/A
    End of period                             $17.57           $17.17           $15.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,177            5,823            3,201             N/A              N/A

JNL/Alliance Capital Growth Division(473)

  Accumulation unit value:
    Beginning of period                         N/A             $9.17            $8.85            $8.59             N/A
    End of period                               N/A             $8.31            $9.17            $8.85             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,452            1,701             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(474)

  Accumulation unit value:
    Beginning of period                       $15.73           $15.61           $15.06           $14.62             N/A
    End of period                             $17.23           $15.73           $15.61           $15.06             N/A
  Accumulation units outstanding
  at the end of period                         7,644            7,938            7,999            3,351             N/A

JNL/Eagle SmallCap Equity Division(469)

  Accumulation unit value:
    Beginning of period                       $17.77           $17.78           $15.35           $15.03             N/A
    End of period                             $20.80           $17.77           $17.78           $15.35             N/A
  Accumulation units outstanding
  at the end of period                         3,961            4,388            2,928             778              N/A

JNL/FMR Balanced Division(421)

  Accumulation unit value:
    Beginning of period                       $10.36            $9.66            $9.05            $8.54             N/A
    End of period                             $11.19           $10.36            $9.66            $9.05             N/A
  Accumulation units outstanding
  at the end of period                        23,288           10,866            9,817            2,962             N/A

JNL/FMR MidCap Equity Division(555)

  Accumulation unit value:
    Beginning of period                       $19.44           $18.79           $17.49             N/A              N/A
    End of period                             $21.24           $19.44           $18.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,724            1,630            1,637             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1160)

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,402             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(907)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.93             N/A              N/A              N/A
    End of period                             $12.44           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,696            2,404             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(852)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.77             N/A              N/A              N/A
    End of period                             $12.63           $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,222            3,375             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1066)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.14             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,331             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(555)

  Accumulation unit value:
    Beginning of period                       $13.01           $12.06           $11.06             N/A              N/A
    End of period                             $15.54           $13.01           $12.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,798            4,950            2,732             N/A              N/A

JNL/JPMorgan International Value
Division(532)

  Accumulation unit value:
    Beginning of period                       $11.17            $9.67            $8.56             N/A              N/A
    End of period                             $14.38           $11.17            $9.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,901           16,557           10,267             N/A              N/A

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,401             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(473)

  Accumulation unit value:
    Beginning of period                       $16.89           $15.93           $13.10           $12.80             N/A
    End of period                             $18.87           $16.89           $15.93           $13.10             N/A
  Accumulation units outstanding
  at the end of period                         5,673            5,767            5,334            1,366             N/A

JNL/Lazard Small Cap Value Division(474)

  Accumulation unit value:
    Beginning of period                       $13.79           $13.52           $12.02           $11.82             N/A
    End of period                             $15.70           $13.79           $13.52           $12.02             N/A
  Accumulation units outstanding
  at the end of period                        27,530           26,201           26,528            9,214             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(415)

  Accumulation unit value:
    Beginning of period                       $10.66           $11.27            $9.48            $8.17             N/A
    End of period                             $11.67           $10.66           $11.27            $9.48             N/A
  Accumulation units outstanding
  at the end of period                        198,814          167,912          156,201          15,452             N/A

JNL/MCM Bond Index Division(451)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.74           $10.63           $10.48             N/A
    End of period                             $10.77           $10.66           $10.74           $10.63             N/A
  Accumulation units outstanding
  at the end of period                        235,107          112,650          44,509             998              N/A

JNL/MCM Communications Sector
Division(554)

  Accumulation unit value:
    Beginning of period                        $4.22            $4.28            $3.94             N/A              N/A
    End of period                              $5.59            $4.22            $4.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,541             860               -               N/A              N/A

JNL/MCM Consumer Brands Sector
Division(814)

  Accumulation unit value:
    Beginning of period                        $9.74            $9.32             N/A              N/A              N/A
    End of period                             $10.77            $9.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,137           12,906             N/A              N/A              N/A

JNL/MCM Dow 10 Division(415)

  Accumulation unit value:
    Beginning of period                        $8.31            $9.04            $9.01            $8.13             N/A
    End of period                             $10.49            $8.31            $9.04            $9.01             N/A
  Accumulation units outstanding
  at the end of period                        171,892          164,306          115,676          14,858             N/A

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,985             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(469)

  Accumulation unit value:
    Beginning of period                        $7.92            $7.80            $7.19            $6.94             N/A
    End of period                              $9.02            $7.92            $7.80            $7.19             N/A
  Accumulation units outstanding
  at the end of period                        20,624           19,655            5,426            2,209             N/A

JNL/MCM Financial Sector Division(529)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.41           $11.02             N/A              N/A
    End of period                             $13.65           $11.80           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,862            4,528            2,912             N/A              N/A

JNL/MCM Global 15 Division(415)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.09            $8.88            $8.38             N/A
    End of period                             $16.26           $11.91           $11.09            $8.88             N/A
  Accumulation units outstanding
  at the end of period                        167,378          163,668          98,868           13,855             N/A

JNL/MCM Healthcare Sector Division(511)

  Accumulation unit value:
    Beginning of period                       $10.64           $10.14           $10.54             N/A              N/A
    End of period                             $11.02           $10.64           $10.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,309           13,194            1,911             N/A              N/A

JNL/MCM International Index Division(423)

  Accumulation unit value:
    Beginning of period                       $14.51           $13.14           $11.28           $10.01             N/A
    End of period                             $17.77           $14.51           $13.14           $11.28             N/A
  Accumulation units outstanding
  at the end of period                        208,430          141,715          52,018            2,059             N/A

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.88           $10.53             N/A              N/A
    End of period                             $13.59           $11.73           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        292,407          142,734           1,486             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1098)

  Accumulation unit value:
    Beginning of period                        $9.16             N/A              N/A              N/A              N/A
    End of period                             $10.65             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,639             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(755)

  Accumulation unit value:
    Beginning of period                       $10.42            $9.89             N/A              N/A              N/A
    End of period                             $10.64           $10.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,883           15,867             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(562)

  Accumulation unit value:
    Beginning of period                       $21.83           $16.37           $13.55             N/A              N/A
    End of period                             $25.70           $21.83           $16.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,929            9,271             482              N/A              N/A

JNL/MCM S&P 10 Division(415)

  Accumulation unit value:
    Beginning of period                       $12.54            $9.38            $8.17            $7.44             N/A
    End of period                             $12.80           $12.54            $9.38            $8.17             N/A
  Accumulation units outstanding
  at the end of period                        128,694          106,005          102,043          14,649             N/A

JNL/MCM S&P 24 Division(1104)

  Accumulation unit value:
    Beginning of period                        $9.68             N/A              N/A              N/A              N/A
    End of period                             $10.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,793             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(423)

  Accumulation unit value:
    Beginning of period                       $13.57           $12.43           $11.01           $10.07             N/A
    End of period                             $14.51           $13.57           $12.43           $11.01             N/A
  Accumulation units outstanding
  at the end of period                        223,780          162,086          110,186           4,636             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(421)

  Accumulation unit value:
    Beginning of period                       $10.33           $10.16            $9.47            $8.51             N/A
    End of period                             $11.59           $10.33           $10.16            $9.47             N/A
  Accumulation units outstanding
  at the end of period                        219,819          193,091          89,046            4,590             N/A

JNL/MCM Select Small-Cap Division(415)

  Accumulation unit value:
    Beginning of period                       $18.40           $17.33           $15.80           $14.34             N/A
    End of period                             $19.64           $18.40           $17.33           $15.80             N/A
  Accumulation units outstanding
  at the end of period                        101,388          107,380          64,739            7,220             N/A

JNL/MCM Small Cap Index Division(423)

  Accumulation unit value:
    Beginning of period                       $12.94           $12.74           $11.13           $10.11             N/A
    End of period                             $14.82           $12.94           $12.74           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        214,129          157,364          58,401            2,844             N/A

JNL/MCM Technology Sector Division(554)

  Accumulation unit value:
    Beginning of period                        $5.38            $5.39            $5.45             N/A              N/A
    End of period                              $5.73            $5.38            $5.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,210             140              140              N/A              N/A

JNL/MCM Value Line 25 Division(731)

  Accumulation unit value:
    Beginning of period                       $15.42           $11.40           $11.40             N/A              N/A
    End of period                             $14.83           $15.42           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        263,853          193,090          18,300             N/A              N/A

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.05           $10.86             N/A              N/A
    End of period                             $12.93           $11.82           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,840           58,020             96               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(469)

  Accumulation unit value:
    Beginning of period                       $12.05           $10.86            $9.45            $9.13             N/A
    End of period                             $13.73           $12.05           $10.86            $9.45             N/A
  Accumulation units outstanding
  at the end of period                        14,327           24,516           13,133            7,276             N/A

JNL/Oppenheimer Growth Division(496)

  Accumulation unit value:
    Beginning of period                        $8.37            $7.86            $7.94             N/A              N/A
    End of period                              $8.56            $8.37            $7.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,203            3,742            2,669             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(451)

  Accumulation unit value:
    Beginning of period                       $12.87           $12.90           $12.67           $12.50             N/A
    End of period                             $12.98           $12.87           $12.90           $12.67             N/A
  Accumulation units outstanding
  at the end of period                        123,255          131,258          15,474            1,944             N/A

JNL/PPM America High Yield Bond
Division(461)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.02           $13.73             N/A
    End of period                               N/A              N/A            $14.38           $14.02             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              7,779             N/A

JNL/Putnam Equity Division(474)

  Accumulation unit value:
    Beginning of period                       $19.14           $18.06           $16.39           $15.84             N/A
    End of period                             $21.22           $19.14           $18.06           $16.39             N/A
  Accumulation units outstanding
  at the end of period                          380              369              593              237              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(474)

  Accumulation unit value:
    Beginning of period                        $7.85            $7.18            $6.21            $6.09             N/A
    End of period                              $8.09            $7.85            $7.18            $6.21             N/A
  Accumulation units outstanding
  at the end of period                          872             2,523            4,197            1,065             N/A

JNL/Putnam Value Equity Division(421)

  Accumulation unit value:
    Beginning of period                       $18.13           $17.73           $16.57           $14.92             N/A
    End of period                             $19.98           $18.13           $17.73           $16.57             N/A
  Accumulation units outstanding
  at the end of period                         7,249            8,995           10,114             512              N/A

JNL/S&P Core Index 100 Division(421)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.05            $9.25             N/A
    End of period                               N/A              N/A            $10.16           $10.05             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,698             N/A

JNL/S&P Core Index 50 Division(540)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.78             N/A              N/A
    End of period                               N/A              N/A             $9.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(474)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.92            $9.78             N/A
    End of period                               N/A              N/A            $10.05            $9.92             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              4,161             N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(505)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.05             N/A              N/A
    End of period                               N/A              N/A             $9.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(461)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.62            $9.13             N/A
    End of period                               N/A              N/A             $9.72            $9.62             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,332             N/A

JNL/S&P Managed Aggressive Growth
Division(404)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.73           $10.68            $9.93             N/A
    End of period                             $13.97           $12.40           $11.73           $10.68             N/A
  Accumulation units outstanding
  at the end of period                        114,251          110,138          96,395           10,470             N/A

JNL/S&P Managed Conservative Division(683)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.29            $9.95             N/A              N/A
    End of period                             $10.93           $10.40           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,132           27,395            8,744             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(410)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.94           $11.00           $10.26             N/A
    End of period                             $13.91           $12.51           $11.94           $11.00             N/A
  Accumulation units outstanding
  at the end of period                        99,327           132,243          114,811          52,155             N/A

JNL/S&P Managed Moderate Division(683)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.48            $9.88             N/A              N/A
    End of period                             $11.54           $10.72           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        120,168          75,783           42,882             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(421)

  Accumulation unit value:
    Beginning of period                       $12.09           $11.66           $10.92           $10.23             N/A
    End of period                             $13.22           $12.09           $11.66           $10.92             N/A
  Accumulation units outstanding
  at the end of period                        178,271          143,989          57,041           18,181             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(531)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.68             N/A              N/A
    End of period                               N/A              N/A            $10.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(421)

  Accumulation unit value:
    Beginning of period                       $21.14           $20.59           $19.05           $17.59             N/A
    End of period                             $23.42           $21.14           $20.59           $19.05             N/A
  Accumulation units outstanding
  at the end of period                        40,681           40,371           28,242           16,947             N/A

JNL/Select Global Growth Division(839)

  Accumulation unit value:
    Beginning of period                       $20.62           $18.93             N/A              N/A              N/A
    End of period                             $22.77           $20.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          479              423              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(608)

  Accumulation unit value:
    Beginning of period                       $23.83           $23.35           $22.77             N/A              N/A
    End of period                             $24.30           $23.83           $23.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,449            2,257             918              N/A              N/A

JNL/Select Money Market Division(505)

  Accumulation unit value:
    Beginning of period                       $10.95           $10.94           $11.12             N/A              N/A
    End of period                             $11.16           $10.95           $10.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,955           42,441            2,295             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(421)

  Accumulation unit value:
    Beginning of period                       $16.89           $16.02           $14.32           $12.53             N/A
    End of period                             $19.91           $16.89           $16.02           $14.32             N/A
  Accumulation units outstanding
  at the end of period                        15,349           12,838            9,628            2,185             N/A

JNL/T.Rowe Price Established Growth
Division(421)

  Accumulation unit value:
    Beginning of period                       $23.85           $23.06           $21.53           $19.40             N/A
    End of period                             $26.43           $23.85           $23.06           $21.53             N/A
  Accumulation units outstanding
  at the end of period                        20,062           27,361           15,471            3,853             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(469)

  Accumulation unit value:
    Beginning of period                       $33.29           $29.94           $26.02           $25.37             N/A
    End of period                             $34.66           $33.29           $29.94           $26.02             N/A
  Accumulation units outstanding
  at the end of period                        27,773           31,188           20,377            4,437             N/A

JNL/T.Rowe Price Value Division(421)

  Accumulation unit value:
    Beginning of period                       $12.96           $12.52           $11.15            $9.80             N/A
    End of period                             $15.16           $12.96           $12.52           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        46,955           22,459           23,087            8,535             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.98           $12.09           $11.78             N/A              N/A
    End of period                             $12.91           $11.98           $12.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,628           51,479           29,217             N/A              N/A

JNL/Western Asset Strategic Bond
Division(423)

  Accumulation unit value:
    Beginning of period                       $16.66           $16.66           $15.99           $15.69             N/A
    End of period                             $17.01           $16.66           $16.66           $15.99             N/A
  Accumulation units outstanding
  at the end of period                         9,631           18,050           14,536            3,296             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(505)

  Accumulation unit value:
    Beginning of period                       $13.90           $13.94           $13.81             N/A              N/A
    End of period                             $13.99           $13.90           $13.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,030            8,769            6,908             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.57%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(1068)

  Accumulation unit value:
    Beginning of period                       $11.69             N/A              N/A              N/A              N/A
    End of period                             $11.84             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1068)

  Accumulation unit value:
    Beginning of period                       $12.66             N/A              N/A              N/A              N/A
    End of period                             $15.29             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(1068)

  Accumulation unit value:
    Beginning of period                       $20.41             N/A              N/A              N/A              N/A
    End of period                             $20.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(1068)

  Accumulation unit value:
    Beginning of period                       $20.67             N/A              N/A              N/A              N/A
    End of period                             $21.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1068)

  Accumulation unit value:
    Beginning of period                       $12.01             N/A              N/A              N/A              N/A
    End of period                             $12.44             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1068)

  Accumulation unit value:
    Beginning of period                       $11.91             N/A              N/A              N/A              N/A
    End of period                             $12.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(1068)

  Accumulation unit value:
    Beginning of period                       $15.10             N/A              N/A              N/A              N/A
    End of period                             $15.52             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(1068)

  Accumulation unit value:
    Beginning of period                       $13.34             N/A              N/A              N/A              N/A
    End of period                             $14.36             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(918)

  Accumulation unit value:
    Beginning of period                       $10.65           $10.61             N/A              N/A              N/A
    End of period                             $11.65           $10.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Bond Index Division(677)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.74           $10.68             N/A              N/A
    End of period                             $10.77           $10.66           $10.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,659            4,160            4,526             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(1084)

  Accumulation unit value:
    Beginning of period                        $8.84             N/A              N/A              N/A              N/A
    End of period                             $10.48             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division(1044)

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          284              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(918)

  Accumulation unit value:
    Beginning of period                       $11.90           $11.41             N/A              N/A              N/A
    End of period                             $16.25           $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          61               82               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(677)

  Accumulation unit value:
    Beginning of period                       $14.51           $13.14           $11.72             N/A              N/A
    End of period                             $17.76           $14.51           $13.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,450            3,774            4,125             N/A              N/A

JNL/MCM JNL 5 Division(772)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.85             N/A              N/A              N/A
    End of period                             $13.59           $11.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,737           17,909             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1219)

  Accumulation unit value:
    Beginning of period                       $10.55             N/A              N/A              N/A              N/A
    End of period                             $10.65             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(1084)

  Accumulation unit value:
    Beginning of period                       $12.74             N/A              N/A              N/A              N/A
    End of period                             $12.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(677)

  Accumulation unit value:
    Beginning of period                       $13.56           $12.43           $11.41             N/A              N/A
    End of period                             $14.50           $13.56           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,544            3,877            4,237             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(677)

  Accumulation unit value:
    Beginning of period                       $10.33           $10.15            $9.60             N/A              N/A
    End of period                             $11.59           $10.33           $10.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,221            4,619            5,033             N/A              N/A

JNL/MCM Select Small-Cap Division(1166)

  Accumulation unit value:
    Beginning of period                       $17.90             N/A              N/A              N/A              N/A
    End of period                             $19.62             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(677)

  Accumulation unit value:
    Beginning of period                       $12.94           $12.73           $11.64             N/A              N/A
    End of period                             $14.81           $12.94           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,543            3,879            4,151             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(772)

  Accumulation unit value:
    Beginning of period                       $15.42           $11.95             N/A              N/A              N/A
    End of period                             $14.82           $15.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,456            1,270             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(1068)

  Accumulation unit value:
    Beginning of period                       $13.13             N/A              N/A              N/A              N/A
    End of period                             $13.73             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(942)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.76             N/A              N/A              N/A
    End of period                             $12.97           $12.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          722              702              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division(1068)

  Accumulation unit value:
    Beginning of period                       $19.89             N/A              N/A              N/A              N/A
    End of period                             $21.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(498)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.91             N/A              N/A
    End of period                               N/A              N/A             $9.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.72           $10.80             N/A              N/A
    End of period                             $13.96           $12.39           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              3,906             N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(560)

  Accumulation unit value:
    Beginning of period                       $12.50           $11.93           $11.21             N/A              N/A
    End of period                             $13.90           $12.50           $11.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,388            7,800            8,313             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(670)

  Accumulation unit value:
    Beginning of period                       $12.08           $11.65           $10.77             N/A              N/A
    End of period                             $13.21           $12.08           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(1126)

  Accumulation unit value:
    Beginning of period                       $21.78             N/A              N/A              N/A              N/A
    End of period                             $23.39             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Global Growth Division(1068)

  Accumulation unit value:
    Beginning of period                       $22.78             N/A              N/A              N/A              N/A
    End of period                             $22.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(931)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.92             N/A              N/A              N/A
    End of period                             $11.15           $10.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             12,425             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(1068)

  Accumulation unit value:
    Beginning of period                       $18.37             N/A              N/A              N/A              N/A
    End of period                             $19.90             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(1068)

  Accumulation unit value:
    Beginning of period                       $24.55             N/A              N/A              N/A              N/A
    End of period                             $26.40             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(1068)

  Accumulation unit value:
    Beginning of period                       $35.05             N/A              N/A              N/A              N/A
    End of period                             $34.62             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(1068)

  Accumulation unit value:
    Beginning of period                       $13.94             N/A              N/A              N/A              N/A
    End of period                             $15.15             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(1079)

  Accumulation unit value:
    Beginning of period                       $12.20             N/A              N/A              N/A              N/A
    End of period                             $12.89             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(1079)

  Accumulation unit value:
    Beginning of period                       $16.40             N/A              N/A              N/A              N/A
    End of period                             $16.98             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(1084)

  Accumulation unit value:
    Beginning of period                       $13.56             N/A              N/A              N/A              N/A
    End of period                             $13.98             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.595%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(682)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.77            $9.88             N/A              N/A
    End of period                             $11.83           $11.25           $10.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,354            3,755             376              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(853)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.82             N/A              N/A              N/A
    End of period                             $15.28           $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,321            2,730             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(682)

  Accumulation unit value:
    Beginning of period                       $15.68           $15.57           $14.17             N/A              N/A
    End of period                             $17.17           $15.68           $15.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,514            2,514            1,792             N/A              N/A

JNL/Eagle SmallCap Equity Division(835)

  Accumulation unit value:
    Beginning of period                       $17.71           $16.46             N/A              N/A              N/A
    End of period                             $20.72           $17.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1185)

  Accumulation unit value:
    Beginning of period                       $10.54             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,185             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(911)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.85             N/A              N/A              N/A
    End of period                             $12.44           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,649            3,322             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(911)

  Accumulation unit value:
    Beginning of period                       $11.20           $11.10             N/A              N/A              N/A
    End of period                             $12.63           $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,623            3,218             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1119)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,096             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(987)

  Accumulation unit value:
    Beginning of period                       $13.60             N/A              N/A              N/A              N/A
    End of period                             $15.48             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          360              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(435)

  Accumulation unit value:
    Beginning of period                       $11.14            $9.65            $8.08            $7.39             N/A
    End of period                             $14.33           $11.14            $9.65            $8.08             N/A
  Accumulation units outstanding
  at the end of period                         3,757            3,904             628              139              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(498)

  Accumulation unit value:
    Beginning of period                       $16.85           $15.89           $13.44             N/A              N/A
    End of period                             $18.81           $16.85           $15.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                          38               37                -               N/A              N/A

JNL/Lazard Small Cap Value Division(1185)

  Accumulation unit value:
    Beginning of period                       $14.89             N/A              N/A              N/A              N/A
    End of period                             $15.65             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(498)

  Accumulation unit value:
    Beginning of period                       $10.64           $11.25            $9.46             N/A              N/A
    End of period                             $11.64           $10.64           $11.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,611           11,244            2,728             N/A              N/A

JNL/MCM Bond Index Division(835)

  Accumulation unit value:
    Beginning of period                       $10.65           $10.76             N/A              N/A              N/A
    End of period                             $10.75           $10.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,691             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(835)

  Accumulation unit value:
    Beginning of period                        $9.72            $9.78             N/A              N/A              N/A
    End of period                             $10.74            $9.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Dow 10 Division(568)

  Accumulation unit value:
    Beginning of period                        $8.29            $9.02            $8.69             N/A              N/A
    End of period                             $10.47            $8.29            $9.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,432           14,126            3,330             N/A              N/A

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,470             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(682)

  Accumulation unit value:
    Beginning of period                        $7.91            $7.78            $7.15             N/A              N/A
    End of period                              $9.00            $7.91            $7.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,544            3,165            1,738             N/A              N/A

JNL/MCM Financial Sector Division(987)

  Accumulation unit value:
    Beginning of period                       $12.13             N/A              N/A              N/A              N/A
    End of period                             $13.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          249              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(724)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.06           $10.95             N/A              N/A
    End of period                             $16.22           $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,251            9,236            1,611             N/A              N/A

JNL/MCM Healthcare Sector Division(736)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.12           $10.16             N/A              N/A
    End of period                             $10.99           $10.61           $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          378              88               15               N/A              N/A

JNL/MCM International Index Division(498)

  Accumulation unit value:
    Beginning of period                       $14.49           $13.13           $11.60             N/A              N/A
    End of period                             $17.74           $14.49           $13.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          537             1,739             56               N/A              N/A

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.88           $10.65             N/A              N/A
    End of period                             $13.58           $11.73           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,264           58,571             231              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(724)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.80           $10.84             N/A              N/A
    End of period                             $10.63           $10.42           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,911            1,382             160              N/A              N/A

JNL/MCM Oil & Gas Sector Division(568)

  Accumulation unit value:
    Beginning of period                       $21.78           $16.34           $13.46             N/A              N/A
    End of period                             $25.63           $21.78           $16.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,377            1,918            1,264             N/A              N/A

JNL/MCM S&P 10 Division(724)

  Accumulation unit value:
    Beginning of period                       $12.51            $9.35            $9.10             N/A              N/A
    End of period                             $12.76           $12.51            $9.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,703            8,608            1,309             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(529)

  Accumulation unit value:
    Beginning of period                       $13.55           $12.42           $11.65             N/A              N/A
    End of period                             $14.48           $13.55           $12.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,015            9,635            5,629             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(529)

  Accumulation unit value:
    Beginning of period                       $10.32           $10.15            $9.79             N/A              N/A
    End of period                             $11.57           $10.32           $10.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,037           14,647            8,573             N/A              N/A

JNL/MCM Select Small-Cap Division(498)

  Accumulation unit value:
    Beginning of period                       $18.36           $17.30           $15.96             N/A              N/A
    End of period                             $19.59           $18.36           $17.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,564            3,854             652              N/A              N/A

JNL/MCM Small Cap Index Division(529)

  Accumulation unit value:
    Beginning of period                       $12.92           $12.73           $11.89             N/A              N/A
    End of period                             $14.80           $12.92           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,771           13,820            6,946             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(724)

  Accumulation unit value:
    Beginning of period                       $15.42           $11.40           $11.20             N/A              N/A
    End of period                             $14.82           $15.42           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,110            2,361            1,062             N/A              N/A

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.05           $10.86             N/A              N/A
    End of period                             $12.92           $11.82           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,173            2,330             387              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(911)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.53             N/A              N/A              N/A
    End of period                             $13.71           $12.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,428            3,146             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(663)

  Accumulation unit value:
    Beginning of period                       $12.83           $12.87           $12.84             N/A              N/A
    End of period                             $12.94           $12.83           $12.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,253           23,693           17,571             N/A              N/A

JNL/PPM America High Yield Bond
Division(775)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(1085)

  Accumulation unit value:
    Beginning of period                        $7.67             N/A              N/A              N/A              N/A
    End of period                              $8.07             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(498)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.90             N/A              N/A
    End of period                               N/A              N/A             $9.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.37           $11.70           $10.78             N/A              N/A
    End of period                             $13.93           $12.37           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,315            2,318             N/A              N/A

JNL/S&P Managed Conservative Division(788)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.17             N/A              N/A              N/A
    End of period                             $10.93           $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,063           11,261             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(522)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.91           $11.15             N/A              N/A
    End of period                             $13.87           $12.47           $11.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,729           10,997            3,693             N/A              N/A

JNL/S&P Managed Moderate Division(688)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.47            $9.91             N/A              N/A
    End of period                             $11.53           $10.72           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,987           22,132           15,834             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(740)

  Accumulation unit value:
    Beginning of period                       $12.06           $11.39             N/A              N/A              N/A
    End of period                             $13.18           $12.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,271            3,552             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                       $21.06           $20.52           $19.43             N/A              N/A
    End of period                             $23.32           $21.06           $20.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,587             486              943              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(877)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.88             N/A              N/A              N/A
    End of period                             $11.11           $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(435)

  Accumulation unit value:
    Beginning of period                       $16.87           $16.01           $14.32           $13.11             N/A
    End of period                             $19.88           $16.87           $16.01           $14.32             N/A
  Accumulation units outstanding
  at the end of period                         1,950            1,863             601              75               N/A

JNL/T.Rowe Price Established Growth
Division(682)

  Accumulation unit value:
    Beginning of period                       $23.76           $22.98           $20.82             N/A              N/A
    End of period                             $26.32           $23.76           $22.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,005            1,004             534              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(435)

  Accumulation unit value:
    Beginning of period                       $33.17           $29.84           $25.95           $24.31             N/A
    End of period                             $34.52           $33.17           $29.84           $25.95             N/A
  Accumulation units outstanding
  at the end of period                          629              459              328              40               N/A

JNL/T.Rowe Price Value Division(568)

  Accumulation unit value:
    Beginning of period                       $12.93           $12.50           $11.22             N/A              N/A
    End of period                             $15.12           $12.93           $12.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,908            3,962            2,313             N/A              N/A

JNL/Western Asset High Yield Bond
Division(682)

  Accumulation unit value:
    Beginning of period                       $11.94           $12.05           $11.83             N/A              N/A
    End of period                             $12.86           $11.94           $12.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,036           10,342            5,908             N/A              N/A

JNL/Western Asset Strategic Bond
Division(568)

  Accumulation unit value:
    Beginning of period                       $16.60           $16.60           $15.75             N/A              N/A
    End of period                             $16.94           $16.60           $16.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,920            1,013            1,281             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(697)

  Accumulation unit value:
    Beginning of period                       $13.85           $13.89           $13.87             N/A              N/A
    End of period                             $13.94           $13.85           $13.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,654            3,273            1,382             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.60%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(568)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.77           $10.16             N/A              N/A
    End of period                             $11.82           $11.25           $10.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,643            4,543              -               N/A              N/A

JNL/AIM Premier Equity II Division(568)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.07             N/A              N/A
    End of period                               N/A              N/A             $8.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/AIM Real Estate Division(846)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.62             N/A              N/A              N/A
    End of period                             $15.28           $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,698            1,893             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(568)

  Accumulation unit value:
    Beginning of period                       $12.13           $11.48           $10.84             N/A              N/A
    End of period                             $13.53           $12.13           $11.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,383            1,383              -               N/A              N/A

JNL/Alger Growth Division(568)

  Accumulation unit value:
    Beginning of period                       $17.10           $15.62           $14.92             N/A              N/A
    End of period                             $17.49           $17.10           $15.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,725            4,729              -               N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(708)

  Accumulation unit value:
    Beginning of period                       $15.67           $15.56           $15.15             N/A              N/A
    End of period                             $17.16           $15.67           $15.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          253              485              254              N/A              N/A

JNL/Eagle SmallCap Equity Division(556)

  Accumulation unit value:
    Beginning of period                       $17.70           $17.72           $16.42             N/A              N/A
    End of period                             $20.71           $17.70           $17.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,598            2,050              -               N/A              N/A

JNL/FMR Balanced Division(568)

  Accumulation unit value:
    Beginning of period                       $10.34            $9.64            $8.96             N/A              N/A
    End of period                             $11.16           $10.34            $9.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,432            9,849            4,225             N/A              N/A

JNL/FMR MidCap Equity Division(802)

  Accumulation unit value:
    Beginning of period                       $19.36           $17.71             N/A              N/A              N/A
    End of period                             $21.14           $19.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,952            1,531             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1069)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          372              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(886)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.79             N/A              N/A              N/A
    End of period                             $12.44           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,473            1,289             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(846)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.53             N/A              N/A              N/A
    End of period                             $12.62           $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,161            9,684             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(569)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.01           $10.49             N/A              N/A
    End of period                             $15.47           $12.95           $12.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          629               -                -               N/A              N/A

JNL/JPMorgan International Value
Division(569)

  Accumulation unit value:
    Beginning of period                       $11.14            $9.64            $8.27             N/A              N/A
    End of period                             $14.32           $11.14            $9.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,414            4,705              -               N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(490)

  Accumulation unit value:
    Beginning of period                       $16.84           $15.88           $13.18             N/A              N/A
    End of period                             $18.80           $16.84           $15.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,936            4,982            3,051             N/A              N/A

JNL/Lazard Small Cap Value Division(490)

  Accumulation unit value:
    Beginning of period                       $13.75           $13.48           $12.31             N/A              N/A
    End of period                             $15.65           $13.75           $13.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,950            3,376             195              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(556)

  Accumulation unit value:
    Beginning of period                       $10.64           $11.24            $9.84             N/A              N/A
    End of period                             $11.63           $10.64           $11.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,966           50,542            7,975             N/A              N/A

JNL/MCM Bond Index Division(705)

  Accumulation unit value:
    Beginning of period                       $10.64           $10.73           $10.71             N/A              N/A
    End of period                             $10.75           $10.64           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,259            9,070            3,649             N/A              N/A

JNL/MCM Communications Sector
Division(918)

  Accumulation unit value:
    Beginning of period                        $4.20            $4.12             N/A              N/A              N/A
    End of period                              $5.58            $4.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,312             727              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(881)

  Accumulation unit value:
    Beginning of period                        $9.72           $10.19             N/A              N/A              N/A
    End of period                             $10.74            $9.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Dow 10 Division(556)

  Accumulation unit value:
    Beginning of period                        $8.29            $9.02            $8.81             N/A              N/A
    End of period                             $10.46            $8.29            $9.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        73,951           71,613           11,241             N/A              N/A

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                       $10.03             N/A              N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,842             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(490)

  Accumulation unit value:
    Beginning of period                        $7.90            $7.78            $7.27             N/A              N/A
    End of period                              $9.00            $7.90            $7.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,604            2,729              -               N/A              N/A

JNL/MCM Financial Sector Division(897)

  Accumulation unit value:
    Beginning of period                       $11.77           $11.15             N/A              N/A              N/A
    End of period                             $13.61           $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          39               40               N/A              N/A              N/A

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.06            $9.77             N/A              N/A
    End of period                             $16.22           $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,966           60,026           13,996             N/A              N/A

JNL/MCM Healthcare Sector Division(720)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.11            $9.64             N/A              N/A
    End of period                             $10.98           $10.61           $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          536              328              275              N/A              N/A

JNL/MCM International Index Division(490)

  Accumulation unit value:
    Beginning of period                       $14.49           $13.12           $11.47             N/A              N/A
    End of period                             $17.73           $14.49           $13.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,791            9,554            3,049             N/A              N/A

JNL/MCM JNL 5 Division(709)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.88           $10.39             N/A              N/A
    End of period                             $13.58           $11.73           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        202,297          152,332           2,888             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(724)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.80           $10.84             N/A              N/A
    End of period                             $10.63           $10.42           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,441             904              332              N/A              N/A

JNL/MCM Oil & Gas Sector Division(711)

  Accumulation unit value:
    Beginning of period                       $21.76           $16.33           $16.60             N/A              N/A
    End of period                             $25.61           $21.76           $16.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,059            3,358            3,939             N/A              N/A

JNL/MCM S&P 10 Division(556)

  Accumulation unit value:
    Beginning of period                       $12.51            $9.35            $8.30             N/A              N/A
    End of period                             $12.76           $12.51            $9.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,135           46,037            7,680             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(490)

  Accumulation unit value:
    Beginning of period                       $13.55           $12.41           $11.15             N/A              N/A
    End of period                             $14.48           $13.55           $12.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,426            9,582            2,468             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(490)

  Accumulation unit value:
    Beginning of period                       $10.32           $10.15            $9.57             N/A              N/A
    End of period                             $11.57           $10.32           $10.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,903           18,229            9,954             N/A              N/A

JNL/MCM Select Small-Cap Division(557)

  Accumulation unit value:
    Beginning of period                       $18.36           $17.30           $15.54             N/A              N/A
    End of period                             $19.58           $18.36           $17.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,841           29,717            4,289             N/A              N/A

JNL/MCM Small Cap Index Division(490)

  Accumulation unit value:
    Beginning of period                       $12.92           $12.72           $11.46             N/A              N/A
    End of period                             $14.79           $12.92           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,745            9,656            3,938             N/A              N/A

JNL/MCM Technology Sector Division(720)

  Accumulation unit value:
    Beginning of period                        $5.36            $5.37            $5.36             N/A              N/A
    End of period                              $5.71            $5.36            $5.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                          718             1,625             518              N/A              N/A

JNL/MCM Value Line 25 Division(751)

  Accumulation unit value:
    Beginning of period                       $15.42           $11.22             N/A              N/A              N/A
    End of period                             $14.81           $15.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,145           42,204             N/A              N/A              N/A

JNL/MCM VIP Division(720)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.05           $10.65             N/A              N/A
    End of period                             $12.92           $11.82           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,639           40,692            1,175             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(490)

  Accumulation unit value:
    Beginning of period                       $12.02           $10.85            $9.61             N/A              N/A
    End of period                             $13.70           $12.02           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,400            7,138              -               N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(569)

  Accumulation unit value:
    Beginning of period                       $12.83           $12.87           $12.54             N/A              N/A
    End of period                             $12.94           $12.83           $12.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,232           15,942            6,621             N/A              N/A

JNL/PPM America High Yield Bond
Division(490)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $14.13             N/A              N/A
    End of period                               N/A              N/A            $14.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division(1039)

  Accumulation unit value:
    Beginning of period                       $19.63             N/A              N/A              N/A              N/A
    End of period                             $21.12             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          218              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(886)

  Accumulation unit value:
    Beginning of period                        $7.83            $7.38             N/A              N/A              N/A
    End of period                              $8.06            $7.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          187              653              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(729)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.69           $11.50             N/A              N/A
    End of period                             $13.92           $12.36           $11.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,149            2,256            1,530             N/A              N/A

JNL/S&P Managed Conservative Division(729)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.29           $10.23             N/A              N/A
    End of period                             $10.92           $10.40           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,977           22,666            9,287             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(729)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.91           $11.72             N/A              N/A
    End of period                             $13.86           $12.47           $11.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,804            8,661            3,003             N/A              N/A

JNL/S&P Managed Moderate Division(729)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.47           $10.37             N/A              N/A
    End of period                             $11.53           $10.72           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,451           69,034            1,696             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(139)

  Accumulation unit value:
    Beginning of period                       $12.06           $11.63           $10.89             N/A              N/A
    End of period                             $13.18           $12.06           $11.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        64,733           73,492              -               N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                       $21.05           $20.51           $19.19             N/A              N/A
    End of period                             $23.31           $21.05           $20.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,184           14,899            6,453             N/A              N/A

JNL/Select Global Growth Division(716)

  Accumulation unit value:
    Beginning of period                       $20.53           $20.67           $20.54             N/A              N/A
    End of period                             $22.67           $20.53           $20.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                          733             1,154             487              N/A              N/A

JNL/Select Large Cap Growth Division(708)

  Accumulation unit value:
    Beginning of period                       $23.72           $23.26           $22.49             N/A              N/A
    End of period                             $24.18           $23.72           $23.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          512              888              114              N/A              N/A

JNL/Select Money Market Division(798)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.88             N/A              N/A              N/A
    End of period                             $11.11           $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,015            9,538             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(834)

  Accumulation unit value:
    Beginning of period                       $16.87           $15.96             N/A              N/A              N/A
    End of period                             $19.87           $16.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,066            1,744             N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(569)

  Accumulation unit value:
    Beginning of period                       $23.75           $22.97           $21.15             N/A              N/A
    End of period                             $26.31           $23.75           $22.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,510            2,431              -               N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                       $33.15           $29.82           $26.21             N/A              N/A
    End of period                             $34.50           $33.15           $29.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,700            3,679            1,117             N/A              N/A

JNL/T.Rowe Price Value Division(569)

  Accumulation unit value:
    Beginning of period                       $12.93           $12.50           $11.15             N/A              N/A
    End of period                             $15.12           $12.93           $12.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,531           16,601             212              N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.94           $12.05           $11.75             N/A              N/A
    End of period                             $12.86           $11.94           $12.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,387            6,885            7,175             N/A              N/A

JNL/Western Asset Strategic Bond
Division(569)

  Accumulation unit value:
    Beginning of period                       $16.60           $16.60           $15.75             N/A              N/A
    End of period                             $16.93           $16.60           $16.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,379            8,380            4,107             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(608)

  Accumulation unit value:
    Beginning of period                       $13.84           $13.88           $13.44             N/A              N/A
    End of period                             $13.93           $13.84           $13.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,101            3,203            2,530             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.605%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(629)

  Accumulation unit value:
    Beginning of period                       $10.63           $11.24            $9.96             N/A              N/A
    End of period                             $11.63           $10.63           $11.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                          643              590              536              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(629)

  Accumulation unit value:
    Beginning of period                        $8.28            $9.01            $8.42             N/A              N/A
    End of period                             $10.46            $8.28            $9.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          732              756              634              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(629)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.06            $9.26             N/A              N/A
    End of period                             $16.21           $11.87           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          507              567              576              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(629)

  Accumulation unit value:
    Beginning of period                       $12.51            $9.35            $7.97             N/A              N/A
    End of period                             $12.75           $12.51            $9.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          546              571              670              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(629)

  Accumulation unit value:
    Beginning of period                       $18.35           $17.29           $14.33             N/A              N/A
    End of period                             $19.57           $18.35           $17.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          392              349              373              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.61%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(305)

  Accumulation unit value:
    Beginning of period                       $11.25           $10.76           $10.04            $8.00             N/A
    End of period                             $11.82           $11.25           $10.76           $10.04             N/A
  Accumulation units outstanding
  at the end of period                        20,001           65,118           66,397           32,248             N/A

JNL/AIM Premier Equity II Division(362)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.19            $8.29             N/A
    End of period                               N/A              N/A             $8.96            $9.19             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             24,448             N/A

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.38             N/A              N/A              N/A
    End of period                             $15.28           $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,896           19,876             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(305)

  Accumulation unit value:
    Beginning of period                       $12.13           $11.48           $11.03            $7.82             N/A
    End of period                             $13.53           $12.13           $11.48           $11.03             N/A
  Accumulation units outstanding
  at the end of period                         7,144            8,271            5,813            4,966             N/A

JNL/Alger Growth Division(305)

  Accumulation unit value:
    Beginning of period                       $17.08           $15.61           $15.26           $11.61             N/A
    End of period                             $17.47           $17.08           $15.61           $15.26             N/A
  Accumulation units outstanding
  at the end of period                         9,632            9,868            8,361            4,622             N/A

JNL/Alliance Capital Growth Division(383)

  Accumulation unit value:
    Beginning of period                         N/A             $9.14            $8.83            $8.01             N/A
    End of period                               N/A             $8.28            $9.14            $8.83             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              4,115             717              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(458)

  Accumulation unit value:
    Beginning of period                       $15.66           $15.55           $15.01           $14.13             N/A
    End of period                             $17.14           $15.66           $15.55           $15.01             N/A
  Accumulation units outstanding
  at the end of period                         9,241            9,766           11,226             564              N/A

JNL/Eagle SmallCap Equity Division(414)

  Accumulation unit value:
    Beginning of period                       $17.68           $17.70           $15.30           $15.01             N/A
    End of period                             $20.69           $17.68           $17.70           $15.30             N/A
  Accumulation units outstanding
  at the end of period                         8,927            5,278            7,933            3,966             N/A

JNL/FMR Balanced Division(377)

  Accumulation unit value:
    Beginning of period                       $10.33            $9.63            $9.04            $8.50             N/A
    End of period                             $11.15           $10.33            $9.63            $9.04             N/A
  Accumulation units outstanding
  at the end of period                        27,943           26,785           37,897            6,906             N/A

JNL/FMR MidCap Equity Division(383)

  Accumulation unit value:
    Beginning of period                       $19.34           $18.70           $16.26           $14.17             N/A
    End of period                             $21.11           $19.34           $18.70           $16.26             N/A
  Accumulation units outstanding
  at the end of period                         2,600            2,011            2,345             659              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1097)

  Accumulation unit value:
    Beginning of period                        $9.83             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,436             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(867)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.87             N/A              N/A              N/A
    End of period                             $12.43           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,417            7,481             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(861)

  Accumulation unit value:
    Beginning of period                       $11.19           $10.69             N/A              N/A              N/A
    End of period                             $12.62           $11.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,171            6,680             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1092)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $10.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,024             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(383)

  Accumulation unit value:
    Beginning of period                       $12.94           $12.00           $10.59            $8.92             N/A
    End of period                             $15.45           $12.94           $12.00           $10.59             N/A
  Accumulation units outstanding
  at the end of period                         9,461            9,550           15,028            2,661             N/A

JNL/JPMorgan International Value
Division(305)

  Accumulation unit value:
    Beginning of period                       $11.13            $9.63            $8.07            $5.61             N/A
    End of period                             $14.31           $11.13            $9.63            $8.07             N/A
  Accumulation units outstanding
  at the end of period                        78,887           62,260           40,184            3,121             N/A

JNL/Lazard Emerging Markets Division(1104)

  Accumulation unit value:
    Beginning of period                        $8.85             N/A              N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          864              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(305)

  Accumulation unit value:
    Beginning of period                       $16.83           $15.87           $13.06           $10.01             N/A
    End of period                             $18.78           $16.83           $15.87           $13.06             N/A
  Accumulation units outstanding
  at the end of period                        47,349           64,344           47,356            8,803             N/A

JNL/Lazard Small Cap Value Division(305)

  Accumulation unit value:
    Beginning of period                       $13.74           $13.47           $11.99            $8.44             N/A
    End of period                             $15.63           $13.74           $13.47           $11.99             N/A
  Accumulation units outstanding
  at the end of period                        24,835           34,788           34,221            5,528             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(271)

  Accumulation unit value:
    Beginning of period                       $10.63           $11.24            $9.46            $6.64             N/A
    End of period                             $11.62           $10.63           $11.24            $9.46             N/A
  Accumulation units outstanding
  at the end of period                        247,355          284,391          287,783          52,839             N/A

JNL/MCM Bond Index Division(271)

  Accumulation unit value:
    Beginning of period                       $10.64           $10.72           $10.62           $10.62             N/A
    End of period                             $10.75           $10.64           $10.72           $10.62             N/A
  Accumulation units outstanding
  at the end of period                        97,338           90,805           79,764           11,896             N/A

JNL/MCM Communications Sector
Division(590)

  Accumulation unit value:
    Beginning of period                        $4.20            $4.27            $3.77             N/A              N/A
    End of period                              $5.57            $4.20            $4.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,690            2,782           89,770             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(590)

  Accumulation unit value:
    Beginning of period                        $9.71           $10.22            $9.40             N/A              N/A
    End of period                             $10.74            $9.71           $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,797            9,617            6,162             N/A              N/A

JNL/MCM Dow 10 Division(271)

  Accumulation unit value:
    Beginning of period                        $8.28            $9.01            $8.99            $6.56             N/A
    End of period                             $10.45            $8.28            $9.01            $8.99             N/A
  Accumulation units outstanding
  at the end of period                        320,945          328,357          268,892          63,020             N/A

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,262             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(381)

  Accumulation unit value:
    Beginning of period                        $7.90            $7.78            $7.17            $6.29             N/A
    End of period                              $8.99            $7.90            $7.78            $7.17             N/A
  Accumulation units outstanding
  at the end of period                        19,664           36,910           45,510           20,419             N/A

JNL/MCM Financial Sector Division(543)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.38           $10.47             N/A              N/A
    End of period                             $13.60           $11.76           $11.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,034           24,175           21,166             N/A              N/A

JNL/MCM Global 15 Division(271)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.06            $8.86            $6.17             N/A
    End of period                             $16.20           $11.87           $11.06            $8.86             N/A
  Accumulation units outstanding
  at the end of period                        307,950          289,407          258,051          44,163             N/A

JNL/MCM Healthcare Sector Division(538)

  Accumulation unit value:
    Beginning of period                       $10.60           $10.11           $10.07             N/A              N/A
    End of period                             $10.98           $10.60           $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,455           29,856           19,948             N/A              N/A

JNL/MCM International Index Division(271)

  Accumulation unit value:
    Beginning of period                       $14.49           $13.12           $11.27            $8.02             N/A
    End of period                             $17.72           $14.49           $13.12           $11.27             N/A
  Accumulation units outstanding
  at the end of period                        102,241          103,531          89,043           13,662             N/A

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.88            $9.86             N/A              N/A
    End of period                             $13.58           $11.73           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        340,377          140,131           2,006             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1139)

  Accumulation unit value:
    Beginning of period                        $9.66             N/A              N/A              N/A              N/A
    End of period                             $10.65             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(738)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.72             N/A              N/A              N/A
    End of period                             $10.63           $10.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,725           12,440             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(541)

  Accumulation unit value:
    Beginning of period                       $21.76           $16.32           $13.09             N/A              N/A
    End of period                             $25.60           $21.76           $16.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        136,648          157,583          55,492             N/A              N/A

JNL/MCM S&P 10 Division(271)

  Accumulation unit value:
    Beginning of period                       $12.50            $9.35            $8.16            $6.51             N/A
    End of period                             $12.75           $12.50            $9.35            $8.16             N/A
  Accumulation units outstanding
  at the end of period                        229,894          299,140          222,449          52,344             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(271)

  Accumulation unit value:
    Beginning of period                       $13.54           $12.41           $11.00            $7.86             N/A
    End of period                             $14.47           $13.54           $12.41           $11.00             N/A
  Accumulation units outstanding
  at the end of period                        99,247           102,936          87,918           15,506             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(271)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.14            $9.46            $7.29             N/A
    End of period                             $11.56           $10.31           $10.14            $9.46             N/A
  Accumulation units outstanding
  at the end of period                        223,637          231,196          223,551          28,658             N/A

JNL/MCM Select Small-Cap Division(271)

  Accumulation unit value:
    Beginning of period                       $18.35           $17.29           $15.76           $10.23             N/A
    End of period                             $19.57           $18.35           $17.29           $15.76             N/A
  Accumulation units outstanding
  at the end of period                        146,436          153,076          121,721          24,312             N/A

JNL/MCM Small Cap Index Division(271)

  Accumulation unit value:
    Beginning of period                       $12.92           $12.72           $11.12            $7.34             N/A
    End of period                             $14.78           $12.92           $12.72           $11.12             N/A
  Accumulation units outstanding
  at the end of period                        97,579           96,854           88,659           14,484             N/A

JNL/MCM Technology Sector Division(543)

  Accumulation unit value:
    Beginning of period                        $5.36            $5.37            $5.08             N/A              N/A
    End of period                              $5.71            $5.36            $5.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,938           10,591             808              N/A              N/A

JNL/MCM Value Line 25 Division(723)

  Accumulation unit value:
    Beginning of period                       $15.41           $11.40           $11.12             N/A              N/A
    End of period                             $14.81           $15.41           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        137,727          115,015           1,763             N/A              N/A

JNL/MCM VIP Division(738)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.94             N/A              N/A              N/A
    End of period                             $12.91           $11.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        54,980           27,725             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(414)

  Accumulation unit value:
    Beginning of period                       $12.02           $10.85            $9.44            $8.48             N/A
    End of period                             $13.70           $12.02           $10.85            $9.44             N/A
  Accumulation units outstanding
  at the end of period                        28,487           29,219           15,145            4,967             N/A

JNL/Oppenheimer Growth Division(430)

  Accumulation unit value:
    Beginning of period                        $8.35            $7.85            $7.73            $7.77             N/A
    End of period                              $8.53            $8.35            $7.85            $7.73             N/A
  Accumulation units outstanding
  at the end of period                         9,878            8,877           16,561            5,397             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(305)

  Accumulation unit value:
    Beginning of period                       $12.82           $12.86           $12.64           $12.52             N/A
    End of period                             $12.92           $12.82           $12.86           $12.64             N/A
  Accumulation units outstanding
  at the end of period                        77,584           73,697           48,716           14,714             N/A

JNL/PPM America High Yield Bond
Division(383)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.96           $12.87             N/A
    End of period                               N/A              N/A            $14.31           $13.96             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              6,348             N/A

JNL/Putnam Equity Division(387)

  Accumulation unit value:
    Beginning of period                       $19.04           $17.97           $16.32           $14.37             N/A
    End of period                             $21.10           $19.04           $17.97           $16.32             N/A
  Accumulation units outstanding
  at the end of period                         6,400            6,777            7,612            5,186             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(305)

  Accumulation unit value:
    Beginning of period                        $7.82            $7.16            $6.20            $4.69             N/A
    End of period                              $8.06            $7.82            $7.16            $6.20             N/A
  Accumulation units outstanding
  at the end of period                        29,374           26,531           32,583           13,327             N/A

JNL/Putnam Value Equity Division(305)

  Accumulation unit value:
    Beginning of period                       $18.03           $17.64           $16.50           $12.99             N/A
    End of period                             $19.86           $18.03           $17.64           $16.50             N/A
  Accumulation units outstanding
  at the end of period                         8,984            9,384           11,234           11,976             N/A

JNL/S&P Core Index 100 Division(401)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.04            $9.28             N/A
    End of period                               N/A              N/A            $10.14           $10.04             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              7,825             N/A

JNL/S&P Core Index 50 Division(488)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.86             N/A              N/A
    End of period                               N/A              N/A             $9.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(514)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.29             N/A              N/A
    End of period                               N/A              N/A            $10.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(518)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.21             N/A              N/A
    End of period                               N/A              N/A             $9.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(414)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.60            $8.99             N/A
    End of period                               N/A              N/A             $9.69            $9.60             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,680             N/A

JNL/S&P Managed Aggressive Growth
Division(362)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.69           $10.65            $9.54             N/A
    End of period                             $13.91           $12.35           $11.69           $10.65             N/A
  Accumulation units outstanding
  at the end of period                        152,713          128,272          173,883          45,415             N/A

JNL/S&P Managed Conservative Division(699)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.29           $10.12             N/A              N/A
    End of period                             $10.92           $10.39           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,914           17,708            9,252             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(362)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.90           $10.96           $10.04             N/A
    End of period                             $13.85           $12.46           $11.90           $10.96             N/A
  Accumulation units outstanding
  at the end of period                        438,205          429,660          408,267          109,932            N/A

JNL/S&P Managed Moderate Division(803)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.31             N/A              N/A              N/A
    End of period                             $11.52           $10.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,361           18,358             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(362)

  Accumulation unit value:
    Beginning of period                       $12.05           $11.62           $10.88           $10.17             N/A
    End of period                             $13.17           $12.05           $11.62           $10.88             N/A
  Accumulation units outstanding
  at the end of period                        314,845          391,350          368,038          35,508             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division(1207)

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(414)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.27            $9.61             N/A
    End of period                               N/A              N/A            $10.42           $10.27             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,772             N/A

JNL/Select Balanced Division(415)

  Accumulation unit value:
    Beginning of period                       $21.02           $20.49           $18.97           $17.69             N/A
    End of period                             $23.28           $21.02           $20.49           $18.97             N/A
  Accumulation units outstanding
  at the end of period                        22,340           26,103           23,860            4,492             N/A

JNL/Select Global Growth Division(593)

  Accumulation unit value:
    Beginning of period                       $20.51           $20.65           $18.88             N/A              N/A
    End of period                             $22.64           $20.51           $20.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,223            2,625            6,210             N/A              N/A

JNL/Select Large Cap Growth Division(383)

  Accumulation unit value:
    Beginning of period                       $23.70           $23.24           $21.36           $18.62             N/A
    End of period                             $24.15           $23.70           $23.24           $21.36             N/A
  Accumulation units outstanding
  at the end of period                         2,910            3,669            5,405            1,061             N/A

JNL/Select Money Market Division(412)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.89           $11.09           $11.16             N/A
    End of period                             $11.10           $10.90           $10.89           $11.09             N/A
  Accumulation units outstanding
  at the end of period                        97,680           20,099           50,276              -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(478)

  Accumulation unit value:
    Beginning of period                       $16.86           $16.00           $14.31           $13.73             N/A
    End of period                             $19.87           $16.86           $16.00           $14.31             N/A
  Accumulation units outstanding
  at the end of period                        25,275           22,216           17,975            1,060             N/A

JNL/T.Rowe Price Established Growth
Division(383)

  Accumulation unit value:
    Beginning of period                       $23.72           $22.95           $21.44           $19.13             N/A
    End of period                             $26.28           $23.72           $22.95           $21.44             N/A
  Accumulation units outstanding
  at the end of period                        21,502           24,655           24,264            6,044             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(305)

  Accumulation unit value:
    Beginning of period                       $33.12           $29.79           $25.91           $18.82             N/A
    End of period                             $34.46           $33.12           $29.79           $25.91             N/A
  Accumulation units outstanding
  at the end of period                        17,650           20,207           24,521            5,076             N/A

JNL/T.Rowe Price Value Division(377)

  Accumulation unit value:
    Beginning of period                       $12.92           $12.49           $11.13            $9.71             N/A
    End of period                             $15.11           $12.92           $12.49           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        49,087           47,007           36,571            7,568             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.93           $12.04           $11.74             N/A              N/A
    End of period                             $12.85           $11.93           $12.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,992           60,132           54,133             N/A              N/A

JNL/Western Asset Strategic Bond
Division(383)

  Accumulation unit value:
    Beginning of period                       $16.58           $16.58           $15.92           $15.08             N/A
    End of period                             $16.91           $16.58           $16.58           $15.92             N/A
  Accumulation units outstanding
  at the end of period                        32,065           40,690           25,423            1,614             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(383)

  Accumulation unit value:
    Beginning of period                       $13.83           $13.87           $13.71           $13.38             N/A
    End of period                             $13.91           $13.83           $13.87           $13.71             N/A
  Accumulation units outstanding
  at the end of period                        11,433           16,793           15,224            3,222             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.62%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(871)

  Accumulation unit value:
    Beginning of period                       $11.50           $11.07             N/A              N/A              N/A
    End of period                             $15.28           $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(871)

  Accumulation unit value:
    Beginning of period                       $11.12            $9.59             N/A              N/A              N/A
    End of period                             $14.30           $11.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(802)

  Accumulation unit value:
    Beginning of period                       $16.81           $15.62             N/A              N/A              N/A
    End of period                             $18.77           $16.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          698              699              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(546)

  Accumulation unit value:
    Beginning of period                       $10.62           $11.23            $9.65             N/A              N/A
    End of period                             $11.61           $10.62           $11.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,269            1,464            1,482             N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(546)

  Accumulation unit value:
    Beginning of period                        $8.28            $9.01            $8.79             N/A              N/A
    End of period                             $10.45            $8.28            $9.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,906            1,923            1,747             N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(546)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.05            $9.40             N/A              N/A
    End of period                             $16.19           $11.86           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,847            1,532            1,618             N/A              N/A

JNL/MCM Healthcare Sector Division(871)

  Accumulation unit value:
    Beginning of period                       $10.59           $10.58             N/A              N/A              N/A
    End of period                             $10.97           $10.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM International Index Division(762)

  Accumulation unit value:
    Beginning of period                       $14.48           $12.92             N/A              N/A              N/A
    End of period                             $17.71           $14.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          285              285              N/A              N/A              N/A

JNL/MCM JNL 5 Division(815)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.60             N/A              N/A              N/A
    End of period                             $13.57           $11.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,793            8,793             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(643)

  Accumulation unit value:
    Beginning of period                       $21.74           $16.32           $13.93             N/A              N/A
    End of period                             $25.59           $21.74           $16.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                          189              240              278              N/A              N/A

JNL/MCM S&P 10 Division(546)

  Accumulation unit value:
    Beginning of period                       $12.49            $9.34            $8.26             N/A              N/A
    End of period                             $12.74           $12.49            $9.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,095            1,610            1,864             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(762)

  Accumulation unit value:
    Beginning of period                       $13.53           $12.33             N/A              N/A              N/A
    End of period                             $14.46           $13.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(762)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.04             N/A              N/A              N/A
    End of period                             $11.56           $10.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,849            1,851             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(546)

  Accumulation unit value:
    Beginning of period                       $18.33           $17.28           $15.32             N/A              N/A
    End of period                             $19.55           $18.33           $17.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,065             972             1,069             N/A              N/A

JNL/MCM Small Cap Index Division(762)

  Accumulation unit value:
    Beginning of period                       $12.91           $12.40             N/A              N/A              N/A
    End of period                             $14.78           $12.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          302              302              N/A              N/A              N/A

JNL/MCM Technology Sector Division(795)

  Accumulation unit value:
    Beginning of period                        $5.36            $4.90             N/A              N/A              N/A
    End of period                              $5.71            $5.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          723              919              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(543)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.45             N/A              N/A
    End of period                               N/A              N/A             $9.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(532)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.68           $10.91             N/A              N/A
    End of period                             $13.90           $12.34           $11.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,973           11,325           11,717             N/A              N/A

JNL/S&P Managed Conservative Division(839)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.24             N/A              N/A              N/A
    End of period                             $10.92           $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,816            4,816             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(747)

  Accumulation unit value:
    Beginning of period                       $12.45           $11.60             N/A              N/A              N/A
    End of period                             $13.84           $12.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,342            1,344             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(839)

  Accumulation unit value:
    Beginning of period                       $12.04           $11.43             N/A              N/A              N/A
    End of period                             $13.15           $12.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,136            2,136             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(871)

  Accumulation unit value:
    Beginning of period                       $21.00           $20.55             N/A              N/A              N/A
    End of period                             $23.25           $21.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(541)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.88           $11.03             N/A              N/A
    End of period                             $11.08           $10.88           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.645%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(917)

  Accumulation unit value:
    Beginning of period                       $11.23           $10.67             N/A              N/A              N/A
    End of period                             $11.80           $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          240              237              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                       $11.50           $11.22             N/A              N/A              N/A
    End of period                             $15.27           $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,057            2,832             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(746)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.39             N/A              N/A              N/A
    End of period                             $11.13           $10.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          219             2,518             N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(917)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.51             N/A              N/A              N/A
    End of period                             $12.43           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          917              186              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(917)

  Accumulation unit value:
    Beginning of period                       $11.19           $10.93             N/A              N/A              N/A
    End of period                             $12.61           $11.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          898              180              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1074)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(913)

  Accumulation unit value:
    Beginning of period                       $12.89           $12.34             N/A              N/A              N/A
    End of period                             $15.39           $12.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          513              474              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(853)

  Accumulation unit value:
    Beginning of period                       $11.10            $9.49             N/A              N/A              N/A
    End of period                             $14.27           $11.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,131            3,456             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(853)

  Accumulation unit value:
    Beginning of period                       $16.78           $15.93             N/A              N/A              N/A
    End of period                             $18.72           $16.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               305              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(853)

  Accumulation unit value:
    Beginning of period                       $13.70           $13.37             N/A              N/A              N/A
    End of period                             $15.58           $13.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          455              822              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(423)

  Accumulation unit value:
    Beginning of period                       $10.60           $11.22            $9.45            $8.12             N/A
    End of period                             $11.59           $10.60           $11.22            $9.45             N/A
  Accumulation units outstanding
  at the end of period                        26,578           24,633           16,173            6,054             N/A

JNL/MCM Bond Index Division(338)

  Accumulation unit value:
    Beginning of period                       $10.63           $10.71           $10.61           $10.84             N/A
    End of period                             $10.73           $10.63           $10.71           $10.61             N/A
  Accumulation units outstanding
  at the end of period                         9,885            9,452            6,458            1,694             N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.79             N/A              N/A              N/A              N/A
    End of period                              $5.56             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,754             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(423)

  Accumulation unit value:
    Beginning of period                        $8.26            $8.99            $8.98            $7.84             N/A
    End of period                             $10.43            $8.26            $8.99            $8.98             N/A
  Accumulation units outstanding
  at the end of period                        29,583           43,289           19,358            6,312             N/A

JNL/MCM Dow Dividend Division(1144)

  Accumulation unit value:
    Beginning of period                       $10.85             N/A              N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,934             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(1176)

  Accumulation unit value:
    Beginning of period                       $13.07             N/A              N/A              N/A              N/A
    End of period                             $13.56             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(423)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.04            $8.84            $8.39             N/A
    End of period                             $16.16           $11.84           $11.04            $8.84             N/A
  Accumulation units outstanding
  at the end of period                        23,818           26,276           16,205            5,934             N/A

JNL/MCM Healthcare Sector Division(714)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.09            $9.53             N/A              N/A
    End of period                             $10.94           $10.57           $10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,167            1,070            1,070             N/A              N/A

JNL/MCM International Index Division(525)

  Accumulation unit value:
    Beginning of period                       $14.47           $13.11           $11.63             N/A              N/A
    End of period                             $17.69           $14.47           $13.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,714            2,658            1,531             N/A              N/A

JNL/MCM JNL 5 Division(714)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.88           $10.55             N/A              N/A
    End of period                             $13.57           $11.72           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        139,857          139,454          17,433             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(867)

  Accumulation unit value:
    Beginning of period                       $10.41           $10.07             N/A              N/A              N/A
    End of period                             $10.62           $10.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,754            3,525             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(853)

  Accumulation unit value:
    Beginning of period                       $21.70           $20.21             N/A              N/A              N/A
    End of period                             $25.53           $21.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,229            5,423             N/A              N/A              N/A

JNL/MCM S&P 10 Division(423)

  Accumulation unit value:
    Beginning of period                       $12.47            $9.33            $8.14            $7.39             N/A
    End of period                             $12.72           $12.47            $9.33            $8.14             N/A
  Accumulation units outstanding
  at the end of period                        26,383           23,219           19,109            6,742             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(338)

  Accumulation unit value:
    Beginning of period                       $13.52           $12.40           $10.99            $9.18             N/A
    End of period                             $14.45           $13.52           $12.40           $10.99             N/A
  Accumulation units outstanding
  at the end of period                         4,806            4,532            2,896            1,333             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(338)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.13            $9.45            $8.27             N/A
    End of period                             $11.54           $10.30           $10.13            $9.45             N/A
  Accumulation units outstanding
  at the end of period                        17,412           13,522           10,154            3,702             N/A

JNL/MCM Select Small-Cap Division(423)

  Accumulation unit value:
    Beginning of period                       $18.30           $17.25           $15.74           $14.18             N/A
    End of period                             $19.52           $18.30           $17.25           $15.74             N/A
  Accumulation units outstanding
  at the end of period                        19,075           17,670           10,048            3,412             N/A

JNL/MCM Small Cap Index Division(525)

  Accumulation unit value:
    Beginning of period                       $12.90           $12.71           $11.63             N/A              N/A
    End of period                             $14.76           $12.90           $12.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,583            3,357            1,528             N/A              N/A

JNL/MCM Technology Sector Division(525)

  Accumulation unit value:
    Beginning of period                        $5.35            $5.36            $5.46             N/A              N/A
    End of period                              $5.70            $5.35            $5.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,207            7,092            3,208             N/A              N/A

JNL/MCM Value Line 25 Division(786)

  Accumulation unit value:
    Beginning of period                       $15.41           $12.24             N/A              N/A              N/A
    End of period                             $14.80           $15.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,941           25,019             N/A              N/A              N/A

JNL/MCM VIP Division(804)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.92             N/A              N/A              N/A
    End of period                             $12.90           $11.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,062              -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(917)

  Accumulation unit value:
    Beginning of period                       $12.00           $11.36             N/A              N/A              N/A
    End of period                             $13.67           $12.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          181              197              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(917)

  Accumulation unit value:
    Beginning of period                       $12.78           $12.94             N/A              N/A              N/A
    End of period                             $12.88           $12.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          326              318              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(423)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.66           $10.63            $9.85             N/A
    End of period                             $13.87           $12.32           $11.66           $10.63             N/A
  Accumulation units outstanding
  at the end of period                         1,475            8,899           14,384           15,561             N/A

JNL/S&P Managed Conservative Division(1074)

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,670             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(423)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.87           $10.94           $10.42             N/A
    End of period                             $13.81           $12.42           $11.87           $10.94             N/A
  Accumulation units outstanding
  at the end of period                        27,326           27,941           16,125            3,207             N/A

JNL/S&P Managed Moderate Division(737)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.47           $10.47             N/A              N/A
    End of period                             $11.51           $10.71           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              7,015            7,015             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(540)

  Accumulation unit value:
    Beginning of period                       $12.01           $11.59           $10.88             N/A              N/A
    End of period                             $13.13           $12.01           $11.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,112           10,502           11,948             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(872)

  Accumulation unit value:
    Beginning of period                       $20.95           $20.42             N/A              N/A              N/A
    End of period                             $23.19           $20.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,419             N/A              N/A              N/A

JNL/Select Global Growth Division(678)

  Accumulation unit value:
    Beginning of period                       $20.43           $20.58           $18.68             N/A              N/A
    End of period                             $22.55           $20.43           $20.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                          660             1,003            1,395             N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(793)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.83             N/A              N/A              N/A
    End of period                             $11.05           $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,564            2,025             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(917)

  Accumulation unit value:
    Beginning of period                       $16.84           $16.52             N/A              N/A              N/A
    End of period                             $19.84           $16.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          89               99               N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(853)

  Accumulation unit value:
    Beginning of period                       $32.99           $29.82             N/A              N/A              N/A
    End of period                             $34.32           $32.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          268              160              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(867)

  Accumulation unit value:
    Beginning of period                       $12.89           $12.59             N/A              N/A              N/A
    End of period                             $15.07           $12.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(804)

  Accumulation unit value:
    Beginning of period                       $11.89           $11.78             N/A              N/A              N/A
    End of period                             $12.80           $11.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          165              171              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(804)

  Accumulation unit value:
    Beginning of period                       $16.51           $16.32             N/A              N/A              N/A
    End of period                             $16.84           $16.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,936            2,472             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(814)

  Accumulation unit value:
    Beginning of period                       $13.78           $13.84             N/A              N/A              N/A
    End of period                             $13.86           $13.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          303             1,128             N/A              N/A              N/A



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.65%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division(769)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.73             N/A              N/A              N/A
    End of period                             $15.27           $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,038            5,891             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(364)

  Accumulation unit value:
    Beginning of period                       $12.11           $11.47           $11.02            $9.95             N/A
    End of period                             $13.50           $12.11           $11.47           $11.02             N/A
  Accumulation units outstanding
  at the end of period                         1,300            3,070              -                -               N/A

JNL/Alger Growth Division(386)

  Accumulation unit value:
    Beginning of period                       $17.01           $15.55           $15.21           $13.48             N/A
    End of period                             $17.39           $17.01           $15.55           $15.21             N/A
  Accumulation units outstanding
  at the end of period                          297              297              462              297              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(351)

  Accumulation unit value:
    Beginning of period                       $15.60           $15.50           $14.97           $13.88             N/A
    End of period                             $17.07           $15.60           $15.50           $14.97             N/A
  Accumulation units outstanding
  at the end of period                          294              294              404              294              N/A

JNL/Eagle SmallCap Equity Division(304)

  Accumulation unit value:
    Beginning of period                       $17.62           $17.65           $15.25           $10.59             N/A
    End of period                             $20.61           $17.62           $17.65           $15.25             N/A
  Accumulation units outstanding
  at the end of period                          315              315              416              315              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(357)

  Accumulation unit value:
    Beginning of period                       $19.26           $18.62           $16.21           $14.19             N/A
    End of period                             $21.02           $19.26           $18.62           $16.21             N/A
  Accumulation units outstanding
  at the end of period                          282              282              282              282              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1150)

  Accumulation unit value:
    Beginning of period                       $10.24             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,330             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1130)

  Accumulation unit value:
    Beginning of period                       $11.07             N/A              N/A              N/A              N/A
    End of period                             $12.42             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1041)

  Accumulation unit value:
    Beginning of period                       $11.84             N/A              N/A              N/A              N/A
    End of period                             $12.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          901              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(357)

  Accumulation unit value:
    Beginning of period                       $11.10            $9.61            $8.05            $6.41             N/A
    End of period                             $14.26           $11.10            $9.61            $8.05             N/A
  Accumulation units outstanding
  at the end of period                         5,941            7,614            1,308             624              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(326)

  Accumulation unit value:
    Beginning of period                       $16.78           $15.83           $13.03           $10.47             N/A
    End of period                             $18.72           $16.78           $15.83           $13.03             N/A
  Accumulation units outstanding
  at the end of period                         7,487            4,308             589               -               N/A

JNL/Lazard Small Cap Value Division(326)

  Accumulation unit value:
    Beginning of period                       $13.69           $13.44           $11.96            $8.96             N/A
    End of period                             $15.58           $13.69           $13.44           $11.96             N/A
  Accumulation units outstanding
  at the end of period                         1,480            3,064             339               -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(358)

  Accumulation unit value:
    Beginning of period                       $10.60           $11.21            $9.45            $7.73             N/A
    End of period                             $11.59           $10.60           $11.21            $9.45             N/A
  Accumulation units outstanding
  at the end of period                         3,549            3,230             506               -               N/A

JNL/MCM Bond Index Division(317)

  Accumulation unit value:
    Beginning of period                       $10.62           $10.71           $10.61           $10.65             N/A
    End of period                             $10.72           $10.62           $10.71           $10.61             N/A
  Accumulation units outstanding
  at the end of period                         7,662            6,374             371             3,925             N/A

JNL/MCM Communications Sector
Division(631)

  Accumulation unit value:
    Beginning of period                        $4.19            $4.26            $3.92             N/A              N/A
    End of period                              $5.56            $4.19            $4.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,306            1,198              -               N/A              N/A

JNL/MCM Consumer Brands Sector
Division(627)

  Accumulation unit value:
    Beginning of period                        $9.69           $10.19            $8.98             N/A              N/A
    End of period                             $10.70            $9.69           $10.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          906              949              395              N/A              N/A

JNL/MCM Dow 10 Division(326)

  Accumulation unit value:
    Beginning of period                        $8.26            $8.99            $8.98            $6.98             N/A
    End of period                             $10.42            $8.26            $8.99            $8.98             N/A
  Accumulation units outstanding
  at the end of period                         4,615            4,098             585               -               N/A

JNL/MCM Dow Dividend Division(1090)

  Accumulation unit value:
    Beginning of period                       $10.14             N/A              N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,408             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(391)

  Accumulation unit value:
    Beginning of period                        $7.88            $7.76            $7.14            $6.34             N/A
    End of period                              $8.96            $7.88            $7.76            $7.14             N/A
  Accumulation units outstanding
  at the end of period                          789              824              449               -               N/A

JNL/MCM Financial Sector Division(553)

  Accumulation unit value:
    Beginning of period                       $11.73           $11.35           $10.70             N/A              N/A
    End of period                             $13.56           $11.73           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,692            1,322             351              N/A              N/A

JNL/MCM Global 15 Division(358)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.03            $8.84            $7.67             N/A
    End of period                             $16.16           $11.84           $11.03            $8.84             N/A
  Accumulation units outstanding
  at the end of period                        14,757            6,279             544               -               N/A

JNL/MCM Healthcare Sector Division(510)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.09           $10.41             N/A              N/A
    End of period                             $10.94           $10.57           $10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          383              401              372              N/A              N/A

JNL/MCM International Index Division(390)

  Accumulation unit value:
    Beginning of period                       $14.46           $13.11           $11.26            $9.22             N/A
    End of period                             $17.69           $14.46           $13.11           $11.26             N/A
  Accumulation units outstanding
  at the end of period                         8,768           15,927             219               -               N/A

JNL/MCM JNL 5 Division(767)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.90             N/A              N/A              N/A
    End of period                             $13.56           $11.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        143,868          136,267            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(852)

  Accumulation unit value:
    Beginning of period                       $10.41            $9.93             N/A              N/A              N/A
    End of period                             $10.62           $10.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(510)

  Accumulation unit value:
    Beginning of period                       $21.70           $16.29           $12.52             N/A              N/A
    End of period                             $25.53           $21.70           $16.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,468            9,417             248              N/A              N/A

JNL/MCM S&P 10 Division(358)

  Accumulation unit value:
    Beginning of period                       $12.47            $9.33            $8.14            $7.73             N/A
    End of period                             $12.71           $12.47            $9.33            $8.14             N/A
  Accumulation units outstanding
  at the end of period                        10,002            5,919             614               -               N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(381)

  Accumulation unit value:
    Beginning of period                       $13.52           $12.40           $10.99            $9.47             N/A
    End of period                             $14.44           $13.52           $12.40           $10.99             N/A
  Accumulation units outstanding
  at the end of period                         5,074            4,257              -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(386)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.13            $9.45            $7.55             N/A
    End of period                             $11.54           $10.30           $10.13            $9.45             N/A
  Accumulation units outstanding
  at the end of period                         7,384            6,423             716             2,088             N/A

JNL/MCM Select Small-Cap Division(349)

  Accumulation unit value:
    Beginning of period                       $18.30           $17.25           $15.73           $13.01             N/A
    End of period                             $19.51           $18.30           $17.25           $15.73             N/A
  Accumulation units outstanding
  at the end of period                         6,941            3,294             313              313              N/A

JNL/MCM Small Cap Index Division(381)

  Accumulation unit value:
    Beginning of period                       $12.90           $12.70           $11.11            $9.42             N/A
    End of period                             $14.76           $12.90           $12.70           $11.11             N/A
  Accumulation units outstanding
  at the end of period                         5,067            4,399              -                -               N/A

JNL/MCM Technology Sector Division(983)

  Accumulation unit value:
    Beginning of period                        $5.35            $5.35             N/A              N/A              N/A
    End of period                              $5.69            $5.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              6,330             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(740)

  Accumulation unit value:
    Beginning of period                       $15.41           $11.07             N/A              N/A              N/A
    End of period                             $14.80           $15.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,439            6,970             N/A              N/A              N/A

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                       $11.81           $11.05           $10.73             N/A              N/A
    End of period                             $12.90           $11.81           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          413              426               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(326)

  Accumulation unit value:
    Beginning of period                       $12.00           $10.83            $9.43            $6.72             N/A
    End of period                             $13.66           $12.00           $10.83            $9.43             N/A
  Accumulation units outstanding
  at the end of period                         2,903            1,272             528               -               N/A

JNL/Oppenheimer Growth Division(1041)

  Accumulation unit value:
    Beginning of period                        $8.75             N/A              N/A              N/A              N/A
    End of period                              $8.51             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,269             N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(304)

  Accumulation unit value:
    Beginning of period                       $12.78           $12.82           $12.61           $12.49             N/A
    End of period                             $12.88           $12.78           $12.82           $12.61             N/A
  Accumulation units outstanding
  at the end of period                         1,949             313              313             5,541             N/A

JNL/PPM America High Yield Bond
Division(938)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division(357)

  Accumulation unit value:
    Beginning of period                       $18.96           $17.90           $16.26           $14.48             N/A
    End of period                             $21.00           $18.96           $17.90           $16.26             N/A
  Accumulation units outstanding
  at the end of period                          276              276              276              276              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(351)

  Accumulation unit value:
    Beginning of period                       $17.96           $17.58           $16.44           $15.29             N/A
    End of period                             $19.77           $17.96           $17.58           $16.44             N/A
  Accumulation units outstanding
  at the end of period                          267              267              267              267              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(772)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(948)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(294)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.66           $10.63            $8.38             N/A
    End of period                             $13.86           $12.31           $11.66           $10.63             N/A
  Accumulation units outstanding
  at the end of period                          843              843             1,444             843              N/A

JNL/S&P Managed Conservative Division(739)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.21             N/A              N/A              N/A
    End of period                             $10.91           $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,032            7,343             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(294)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.87           $10.94            $9.03             N/A
    End of period                             $13.81           $12.42           $11.87           $10.94             N/A
  Accumulation units outstanding
  at the end of period                         6,549            2,943            3,357             400              N/A

JNL/S&P Managed Moderate Division(887)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.48             N/A              N/A              N/A
    End of period                             $11.51           $10.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(294)

  Accumulation unit value:
    Beginning of period                       $12.01           $11.59           $10.86            $9.33             N/A
    End of period                             $13.12           $12.01           $11.59           $10.86             N/A
  Accumulation units outstanding
  at the end of period                         2,318            2,895             855              394              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(943)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(360)

  Accumulation unit value:
    Beginning of period                       $20.94           $20.42           $18.91           $17.67             N/A
    End of period                             $23.18           $20.94           $20.42           $18.91             N/A
  Accumulation units outstanding
  at the end of period                           -                -               263               -               N/A

JNL/Select Global Growth Division(852)

  Accumulation unit value:
    Beginning of period                       $20.42           $19.12             N/A              N/A              N/A
    End of period                             $22.54           $20.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Large Cap Growth Division(351)

  Accumulation unit value:
    Beginning of period                       $23.60           $23.15           $21.29           $18.98             N/A
    End of period                             $24.04           $23.60           $23.15           $21.29             N/A
  Accumulation units outstanding
  at the end of period                          422              422              422              422              N/A

JNL/Select Money Market Division(317)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.85           $11.05           $11.22             N/A
    End of period                             $11.04           $10.85           $10.85           $11.05             N/A
  Accumulation units outstanding
  at the end of period                         4,313             739               -              5,888             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(357)

  Accumulation unit value:
    Beginning of period                       $16.84           $15.99           $14.30           $12.31             N/A
    End of period                             $19.83           $16.84           $15.99           $14.30             N/A
  Accumulation units outstanding
  at the end of period                          325              325              548              325              N/A

JNL/T.Rowe Price Established Growth
Division(347)

  Accumulation unit value:
    Beginning of period                       $23.62           $22.86           $21.36           $19.28             N/A
    End of period                             $26.16           $23.62           $22.86           $21.36             N/A
  Accumulation units outstanding
  at the end of period                         1,330            1,984             209              209              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(304)

  Accumulation unit value:
    Beginning of period                       $32.98           $29.68           $25.82           $19.00             N/A
    End of period                             $34.30           $32.98           $29.68           $25.82             N/A
  Accumulation units outstanding
  at the end of period                         1,748            1,439             239              178              N/A

JNL/T.Rowe Price Value Division(338)

  Accumulation unit value:
    Beginning of period                       $12.89           $12.47           $11.11            $9.38             N/A
    End of period                             $15.07           $12.89           $12.47           $11.11             N/A
  Accumulation units outstanding
  at the end of period                         7,544            4,623              -                -               N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.90           $12.01           $11.71             N/A              N/A
    End of period                             $12.80           $11.90           $12.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Western Asset Strategic Bond
Division(304)

  Accumulation unit value:
    Beginning of period                       $16.50           $16.51           $15.86           $15.19             N/A
    End of period                             $16.83           $16.50           $16.51           $15.86             N/A
  Accumulation units outstanding
  at the end of period                         2,143             256              464              256              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.66%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(601)

  Accumulation unit value:
    Beginning of period                       $11.22           $10.75           $10.31             N/A              N/A
    End of period                             $11.79           $11.22           $10.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,472           18,933            4,290             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.21             N/A              N/A              N/A
    End of period                             $15.27           $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        71,433           13,565             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(598)

  Accumulation unit value:
    Beginning of period                       $12.10           $11.46           $10.72             N/A              N/A
    End of period                             $13.49           $12.10           $11.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,026           22,227            9,364             N/A              N/A

JNL/Alger Growth Division(535)

  Accumulation unit value:
    Beginning of period                       $16.99           $15.54           $15.29             N/A              N/A
    End of period                             $17.37           $16.99           $15.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,272            7,485            3,829             N/A              N/A

JNL/Alliance Capital Growth Division(616)

  Accumulation unit value:
    Beginning of period                         N/A             $9.11            $8.56             N/A              N/A
    End of period                               N/A             $8.25            $9.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,825             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(629)

  Accumulation unit value:
    Beginning of period                       $15.59           $15.48           $13.97             N/A              N/A
    End of period                             $17.05           $15.59           $15.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,190            4,601            3,476             N/A              N/A

JNL/Eagle SmallCap Equity Division(616)

  Accumulation unit value:
    Beginning of period                       $17.60           $17.63           $15.42             N/A              N/A
    End of period                             $20.58           $17.60           $17.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,509           17,870            6,396             N/A              N/A

JNL/FMR Balanced Division(616)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.61            $8.92             N/A              N/A
    End of period                             $11.12           $10.30            $9.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,882           21,276            7,870             N/A              N/A

JNL/FMR MidCap Equity Division(615)

  Accumulation unit value:
    Beginning of period                       $19.24           $18.61           $16.44             N/A              N/A
    End of period                             $20.99           $19.24           $18.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,836           11,851             921              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1095)

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,907             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(858)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.33             N/A              N/A              N/A
    End of period                             $12.42           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,858            5,328             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(850)

  Accumulation unit value:
    Beginning of period                       $11.19           $10.65             N/A              N/A              N/A
    End of period                             $12.61           $11.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,982            4,643             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1087)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A              N/A
    End of period                             $10.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,817             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(676)

  Accumulation unit value:
    Beginning of period                       $12.87           $11.94           $10.69             N/A              N/A
    End of period                             $15.36           $12.87           $11.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,565            5,839            5,090             N/A              N/A

JNL/JPMorgan International Value
Division(535)

  Accumulation unit value:
    Beginning of period                       $11.09            $9.60            $8.15             N/A              N/A
    End of period                             $14.25           $11.09            $9.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        184,069          122,756          52,480             N/A              N/A

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,485             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(601)

  Accumulation unit value:
    Beginning of period                       $16.76           $15.82           $14.01             N/A              N/A
    End of period                             $18.70           $16.76           $15.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,610           62,968           12,058             N/A              N/A

JNL/Lazard Small Cap Value Division(601)

  Accumulation unit value:
    Beginning of period                       $13.68           $13.43           $12.11             N/A              N/A
    End of period                             $15.56           $13.68           $13.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,049           105,170          11,015             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(517)

  Accumulation unit value:
    Beginning of period                       $10.59           $11.21            $9.58             N/A              N/A
    End of period                             $11.58           $10.59           $11.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        236,322          172,295          205,281            N/A              N/A

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                       $10.62           $10.71           $10.41             N/A              N/A
    End of period                             $10.72           $10.62           $10.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,788           46,117           14,200             N/A              N/A

JNL/MCM Communications Sector
Division(606)

  Accumulation unit value:
    Beginning of period                        $4.19            $4.26            $3.78             N/A              N/A
    End of period                              $5.55            $4.19            $4.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        52,300            4,603           18,282             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(606)

  Accumulation unit value:
    Beginning of period                        $9.68           $10.19            $9.44             N/A              N/A
    End of period                             $10.70            $9.68           $10.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,461            1,993            3,412             N/A              N/A

JNL/MCM Dow 10 Division(517)

  Accumulation unit value:
    Beginning of period                        $8.25            $8.99            $9.04             N/A              N/A
    End of period                             $10.42            $8.25            $8.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        306,079          237,610          109,565            N/A              N/A

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                        $9.96             N/A              N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,850             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(615)

  Accumulation unit value:
    Beginning of period                        $7.87            $7.75            $7.15             N/A              N/A
    End of period                              $8.96            $7.87            $7.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,988            2,557            4,098             N/A              N/A

JNL/MCM Financial Sector Division(596)

  Accumulation unit value:
    Beginning of period                       $11.72           $11.35           $10.37             N/A              N/A
    End of period                             $13.55           $11.72           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,776            7,642            2,126             N/A              N/A

JNL/MCM Global 15 Division(517)

  Accumulation unit value:
    Beginning of period                       $11.83           $11.03            $9.82             N/A              N/A
    End of period                             $16.14           $11.83           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                        267,460          164,665          75,220             N/A              N/A

JNL/MCM Healthcare Sector Division(609)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.08           $10.11             N/A              N/A
    End of period                             $10.94           $10.57           $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,515           43,252           15,281             N/A              N/A

JNL/MCM International Index Division(594)

  Accumulation unit value:
    Beginning of period                       $14.46           $13.10           $11.67             N/A              N/A
    End of period                             $17.68           $14.46           $13.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                        188,229          96,790           68,050             N/A              N/A

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.88            $9.72             N/A              N/A
    End of period                             $13.56           $11.72           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,621,800         943,673          33,007             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1066)

  Accumulation unit value:
    Beginning of period                       $10.15             N/A              N/A              N/A              N/A
    End of period                             $10.64             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,783             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(715)

  Accumulation unit value:
    Beginning of period                       $10.41           $10.80           $10.45             N/A              N/A
    End of period                             $10.62           $10.41           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,141           106,203            299              N/A              N/A

JNL/MCM Oil & Gas Sector Division(596)

  Accumulation unit value:
    Beginning of period                       $21.69           $16.28           $13.37             N/A              N/A
    End of period                             $25.51           $21.69           $16.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        276,803          291,654          11,529             N/A              N/A

JNL/MCM S&P 10 Division(517)

  Accumulation unit value:
    Beginning of period                       $12.46            $9.32            $8.38             N/A              N/A
    End of period                             $12.70           $12.46            $9.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        198,283          196,453          59,302             N/A              N/A

JNL/MCM S&P 24 Division(1176)

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A              N/A
    End of period                             $10.12             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(594)

  Accumulation unit value:
    Beginning of period                       $13.51           $12.39           $11.40             N/A              N/A
    End of period                             $14.43           $13.51           $12.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        157,803          114,556          144,962            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(594)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.13            $9.62             N/A              N/A
    End of period                             $11.54           $10.29           $10.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        223,974          247,370          79,246             N/A              N/A

JNL/MCM Select Small-Cap Division(517)

  Accumulation unit value:
    Beginning of period                       $18.29           $17.24           $15.53             N/A              N/A
    End of period                             $19.49           $18.29           $17.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        112,058          111,072          37,121             N/A              N/A

JNL/MCM Small Cap Index Division(592)

  Accumulation unit value:
    Beginning of period                       $12.89           $12.70           $11.12             N/A              N/A
    End of period                             $14.75           $12.89           $12.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        143,825          96,486           77,345             N/A              N/A

JNL/MCM Technology Sector Division(715)

  Accumulation unit value:
    Beginning of period                        $5.34            $5.36            $5.21             N/A              N/A
    End of period                              $5.69            $5.34            $5.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,418            5,444            1,506             N/A              N/A

JNL/MCM Value Line 25 Division(708)

  Accumulation unit value:
    Beginning of period                       $15.40           $11.40           $10.78             N/A              N/A
    End of period                             $14.79           $15.40           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        524,318          246,365          13,395             N/A              N/A

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                       $11.81           $11.05            $9.87             N/A              N/A
    End of period                             $12.90           $11.81           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        112,438          64,624            2,282             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(601)

  Accumulation unit value:
    Beginning of period                       $11.99           $10.82            $9.43             N/A              N/A
    End of period                             $13.66           $11.99           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,039           39,119            9,717             N/A              N/A

JNL/Oppenheimer Growth Division(603)

  Accumulation unit value:
    Beginning of period                        $8.33            $7.83            $7.70             N/A              N/A
    End of period                              $8.51            $8.33            $7.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,880           21,969           12,385             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(601)

  Accumulation unit value:
    Beginning of period                       $12.77           $12.81           $12.38             N/A              N/A
    End of period                             $12.86           $12.77           $12.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,932           38,764           17,077             N/A              N/A

JNL/PPM America High Yield Bond
Division(583)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.51             N/A              N/A
    End of period                               N/A              N/A            $14.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division(609)

  Accumulation unit value:
    Beginning of period                       $18.94           $17.88           $16.60             N/A              N/A
    End of period                             $20.98           $18.94           $17.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,934            2,975             794              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(601)

  Accumulation unit value:
    Beginning of period                        $7.80            $7.14            $6.41             N/A              N/A
    End of period                              $8.03            $7.80            $7.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,874           17,574            6,957             N/A              N/A

JNL/Putnam Value Equity Division(615)

  Accumulation unit value:
    Beginning of period                       $17.94           $17.56           $16.31             N/A              N/A
    End of period                             $19.74           $17.94           $17.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,919             295              731              N/A              N/A

JNL/S&P Core Index 100 Division(619)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.96             N/A              N/A
    End of period                               N/A              N/A            $10.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division(598)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.78             N/A              N/A
    End of period                               N/A              N/A             $9.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(643)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.66             N/A              N/A
    End of period                               N/A              N/A            $10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(598)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.83             N/A              N/A
    End of period                               N/A              N/A             $9.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(596)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.68             N/A              N/A
    End of period                               N/A              N/A             $9.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(541)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.65           $10.54             N/A              N/A
    End of period                             $13.85           $12.30           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                        308,033          243,566          206,374            N/A              N/A

JNL/S&P Managed Conservative Division(695)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.28           $10.03             N/A              N/A
    End of period                             $10.91           $10.39           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        265,389          264,481          40,887             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(438)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.86           $10.93           $10.33             N/A
    End of period                             $13.79           $12.41           $11.86           $10.93             N/A
  Accumulation units outstanding
  at the end of period                        328,451          230,006          75,124            8,470             N/A

JNL/S&P Managed Moderate Division(695)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.47           $10.02             N/A              N/A
    End of period                             $11.51           $10.71           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        429,065          331,257           7,307             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(616)

  Accumulation unit value:
    Beginning of period                       $12.00           $11.58           $10.77             N/A              N/A
    End of period                             $13.11           $12.00           $11.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                        499,883          366,748          91,703             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1216)

  Accumulation unit value:
    Beginning of period                       $10.49             N/A              N/A              N/A              N/A
    End of period                             $10.47             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(586)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.26             N/A              N/A
    End of period                               N/A              N/A            $10.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(535)

  Accumulation unit value:
    Beginning of period                       $20.91           $20.39           $19.23             N/A              N/A
    End of period                             $23.15           $20.91           $20.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,034           37,733           10,569             N/A              N/A

JNL/Select Global Growth Division(676)

  Accumulation unit value:
    Beginning of period                       $20.40           $20.55           $18.77             N/A              N/A
    End of period                             $22.51           $20.40           $20.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,755            2,755            3,175             N/A              N/A

JNL/Select Large Cap Growth Division(616)

  Accumulation unit value:
    Beginning of period                       $23.57           $23.13           $21.57             N/A              N/A
    End of period                             $24.01           $23.57           $23.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,877            1,624             635              N/A              N/A

JNL/Select Money Market Division(624)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.84           $10.91             N/A              N/A
    End of period                             $11.03           $10.84           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        202,734          145,684          51,373             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(535)

  Accumulation unit value:
    Beginning of period                       $16.84           $15.98           $14.50             N/A              N/A
    End of period                             $19.82           $16.84           $15.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,171           17,958            5,154             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(609)

  Accumulation unit value:
    Beginning of period                       $23.60           $22.84           $21.44             N/A              N/A
    End of period                             $26.12           $23.60           $22.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        64,480           58,161           26,482             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                       $32.94           $29.65           $26.42             N/A              N/A
    End of period                             $34.26           $32.94           $29.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,507           43,507           12,005             N/A              N/A

JNL/T.Rowe Price Value Division(601)

  Accumulation unit value:
    Beginning of period                       $12.88           $12.46           $11.35             N/A              N/A
    End of period                             $15.06           $12.88           $12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        127,745          71,436           20,548             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.89           $12.00           $11.70             N/A              N/A
    End of period                             $12.79           $11.89           $12.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        109,271          20,734           67,759             N/A              N/A

JNL/Western Asset Strategic Bond
Division(601)

  Accumulation unit value:
    Beginning of period                       $16.49           $16.50           $15.56             N/A              N/A
    End of period                             $16.81           $16.49           $16.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,278           89,689            9,994             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(616)

  Accumulation unit value:
    Beginning of period                       $13.76           $13.80           $13.53             N/A              N/A
    End of period                             $13.83           $13.76           $13.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,631            5,168            5,256             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.67%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(669)

  Accumulation unit value:
    Beginning of period                       $11.22           $10.74            $9.86             N/A              N/A
    End of period                             $11.78           $11.22           $10.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               255              93               N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1142)

  Accumulation unit value:
    Beginning of period                       $13.44             N/A              N/A              N/A              N/A
    End of period                             $15.26             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,551             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(922)

  Accumulation unit value:
    Beginning of period                       $12.10           $11.97             N/A              N/A              N/A
    End of period                             $13.48           $12.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                       $17.58           $17.61             N/A              N/A              N/A
    End of period                             $20.56           $17.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          547              564              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(922)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.73             N/A              N/A              N/A
    End of period                             $12.42           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(922)

  Accumulation unit value:
    Beginning of period                       $11.19           $11.20             N/A              N/A              N/A
    End of period                             $12.61           $11.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(922)

  Accumulation unit value:
    Beginning of period                       $11.08           $10.54             N/A              N/A              N/A
    End of period                             $14.24           $11.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                       $16.75           $15.94             N/A              N/A              N/A
    End of period                             $18.68           $16.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          607              604              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                       $13.67           $13.61             N/A              N/A              N/A
    End of period                             $15.55           $13.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          731              718              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(661)

  Accumulation unit value:
    Beginning of period                       $10.59           $11.20           $10.21             N/A              N/A
    End of period                             $11.57           $10.59           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          291             6,832            7,166             N/A              N/A

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.68             N/A              N/A              N/A
    End of period                             $10.71           $10.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,513            1,153             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(661)

  Accumulation unit value:
    Beginning of period                        $8.25            $8.98            $8.64             N/A              N/A
    End of period                             $10.40            $8.25            $8.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,693            8,102            8,498             N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(1072)

  Accumulation unit value:
    Beginning of period                       $12.06             N/A              N/A              N/A              N/A
    End of period                             $13.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,707             N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(661)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.02            $9.63             N/A              N/A
    End of period                             $16.13           $11.82           $11.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,963            8,108            7,593             N/A              N/A

JNL/MCM Healthcare Sector Division(800)

  Accumulation unit value:
    Beginning of period                       $10.56            $9.90             N/A              N/A              N/A
    End of period                             $10.92           $10.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM International Index Division(800)

  Accumulation unit value:
    Beginning of period                       $14.45           $12.82             N/A              N/A              N/A
    End of period                             $17.67           $14.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,812              -               N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                       $21.66           $19.87             N/A              N/A              N/A
    End of period                             $25.48           $21.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,929             278              N/A              N/A              N/A

JNL/MCM S&P 10 Division(661)

  Accumulation unit value:
    Beginning of period                       $12.45            $9.32            $8.21             N/A              N/A
    End of period                             $12.69           $12.45            $9.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,533            8,492            8,906             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(800)

  Accumulation unit value:
    Beginning of period                       $13.51           $12.21             N/A              N/A              N/A
    End of period                             $14.43           $13.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          234               -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(669)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.12            $9.31             N/A              N/A
    End of period                             $11.53           $10.29           $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          298              277              99               N/A              N/A

JNL/MCM Select Small-Cap Division(661)

  Accumulation unit value:
    Beginning of period                       $18.27           $17.23           $14.59             N/A              N/A
    End of period                             $19.48           $18.27           $17.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          176             4,773            5,006             N/A              N/A

JNL/MCM Small Cap Index Division(669)

  Accumulation unit value:
    Beginning of period                       $12.88           $12.70           $11.10             N/A              N/A
    End of period                             $14.74           $12.88           $12.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          234              222              79               N/A              N/A

JNL/MCM Technology Sector Division(669)

  Accumulation unit value:
    Beginning of period                        $5.34            $5.35            $4.67             N/A              N/A
    End of period                              $5.69            $5.34            $5.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               531              187              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division(922)

  Accumulation unit value:
    Beginning of period                        $8.32            $8.09             N/A              N/A              N/A
    End of period                              $8.50            $8.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(922)

  Accumulation unit value:
    Beginning of period                        $7.80            $7.58             N/A              N/A              N/A
    End of period                              $8.03            $7.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(558)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.85           $11.07             N/A              N/A
    End of period                             $13.78           $12.40           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,288           14,189           14,189             N/A              N/A

JNL/S&P Managed Moderate Division(1098)

  Accumulation unit value:
    Beginning of period                       $10.67             N/A              N/A              N/A              N/A
    End of period                             $11.51             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,930             N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(1072)

  Accumulation unit value:
    Beginning of period                       $12.23             N/A              N/A              N/A              N/A
    End of period                             $13.10             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                       $20.89           $20.70             N/A              N/A              N/A
    End of period                             $23.12           $20.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,804             894              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(1072)

  Accumulation unit value:
    Beginning of period                       $17.72             N/A              N/A              N/A              N/A
    End of period                             $19.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,268             N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(781)

  Accumulation unit value:
    Beginning of period                       $23.57           $22.48             N/A              N/A              N/A
    End of period                             $26.09           $23.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          786              784              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(781)

  Accumulation unit value:
    Beginning of period                       $32.91           $29.45             N/A              N/A              N/A
    End of period                             $34.22           $32.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          318              320              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                       $12.88           $12.64             N/A              N/A              N/A
    End of period                             $15.05           $12.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,382            1,409             N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(781)

  Accumulation unit value:
    Beginning of period                       $11.87           $12.09             N/A              N/A              N/A
    End of period                             $12.77           $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          687              668              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(781)

  Accumulation unit value:
    Beginning of period                       $16.47           $16.55             N/A              N/A              N/A
    End of period                             $16.79           $16.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,541             966              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                       $13.74           $13.82             N/A              N/A              N/A
    End of period                             $13.82           $13.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,082            1,021             N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.68%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(638)

  Accumulation unit value:
    Beginning of period                       $10.58           $11.19            $9.73             N/A              N/A
    End of period                             $11.56           $10.58           $11.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,059            3,061            3,062             N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(638)

  Accumulation unit value:
    Beginning of period                        $8.24            $8.98            $8.25             N/A              N/A
    End of period                             $10.40            $8.24            $8.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,605            3,607            3,608             N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(638)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.01            $8.90             N/A              N/A
    End of period                             $16.12           $11.82           $11.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,321            3,322            3,323             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(638)

  Accumulation unit value:
    Beginning of period                       $12.45            $9.31            $7.58             N/A              N/A
    End of period                             $12.68           $12.45            $9.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,910            3,911            3,913             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(638)

  Accumulation unit value:
    Beginning of period                       $18.26           $17.22           $13.34             N/A              N/A
    End of period                             $19.46           $18.26           $17.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,216            2,217            2,218             N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.695%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(552)

  Accumulation unit value:
    Beginning of period                       $11.21           $10.73           $10.55             N/A              N/A
    End of period                             $11.77           $11.21           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                          524              524              524              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division(552)

  Accumulation unit value:
    Beginning of period                       $16.93           $15.49           $15.76             N/A              N/A
    End of period                             $17.30           $16.93           $15.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          720              720              351              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(552)

  Accumulation unit value:
    Beginning of period                       $15.54           $15.44           $15.25             N/A              N/A
    End of period                             $16.99           $15.54           $15.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          725              725              725              N/A              N/A

JNL/Eagle SmallCap Equity Division(396)

  Accumulation unit value:
    Beginning of period                       $17.54           $17.58           $15.20           $14.09             N/A
    End of period                             $20.51           $17.54           $17.58           $15.20             N/A
  Accumulation units outstanding
  at the end of period                          707              358              360              361              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(937)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.22             N/A              N/A              N/A
    End of period                             $12.41           $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          572              572              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1156)

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A              N/A
    End of period                             $10.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,076             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(706)

  Accumulation unit value:
    Beginning of period                       $12.82           $11.90           $11.27             N/A              N/A
    End of period                             $15.30           $12.82           $11.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          599              53               65               N/A              N/A

JNL/JPMorgan International Value
Division(1156)

  Accumulation unit value:
    Beginning of period                       $12.68             N/A              N/A              N/A              N/A
    End of period                             $14.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          287              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(552)

  Accumulation unit value:
    Beginning of period                       $16.72           $15.78           $14.12             N/A              N/A
    End of period                             $18.64           $16.72           $15.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,472             644              284              N/A              N/A

JNL/Lazard Small Cap Value Division(706)

  Accumulation unit value:
    Beginning of period                       $13.64           $13.39           $12.82             N/A              N/A
    End of period                             $15.50           $13.64           $13.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          549              46               57               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(542)

  Accumulation unit value:
    Beginning of period                       $10.57           $11.19            $9.38             N/A              N/A
    End of period                             $11.55           $10.57           $11.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,623            7,784            7,163             N/A              N/A

JNL/MCM Bond Index Division(822)

  Accumulation unit value:
    Beginning of period                       $10.60           $10.69             N/A              N/A              N/A
    End of period                             $10.70           $10.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          759              458              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(593)

  Accumulation unit value:
    Beginning of period                        $4.18            $4.25            $3.76             N/A              N/A
    End of period                              $5.54            $4.18            $4.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,290            1,290            1,290             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(593)

  Accumulation unit value:
    Beginning of period                        $9.66           $10.17            $9.40             N/A              N/A
    End of period                             $10.67            $9.66           $10.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                          993              545              545              N/A              N/A

JNL/MCM Dow 10 Division(542)

  Accumulation unit value:
    Beginning of period                        $8.24            $8.97            $8.54             N/A              N/A
    End of period                             $10.39            $8.24            $8.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,698           10,839            8,564             N/A              N/A

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                       $10.18             N/A              N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,160             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(593)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.32           $10.32             N/A              N/A
    End of period                             $13.52           $11.70           $11.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                          480              480              480              N/A              N/A

JNL/MCM Global 15 Division(542)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.00            $9.26             N/A              N/A
    End of period                             $16.10           $11.80           $11.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,093            7,965            8,083             N/A              N/A

JNL/MCM Healthcare Sector Division(593)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.06           $10.27             N/A              N/A
    End of period                             $10.91           $10.54           $10.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          560              575              590              N/A              N/A

JNL/MCM International Index Division(593)

  Accumulation unit value:
    Beginning of period                       $14.44           $13.09           $11.37             N/A              N/A
    End of period                             $17.65           $14.44           $13.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,442             810              438              N/A              N/A

JNL/MCM JNL 5 Division(822)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.63             N/A              N/A              N/A
    End of period                             $13.55           $11.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,092            2,818             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(731)

  Accumulation unit value:
    Beginning of period                       $10.41           $10.80           $10.87             N/A              N/A
    End of period                             $10.61           $10.41           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,614            1,251             927              N/A              N/A

JNL/MCM Oil & Gas Sector Division(593)

  Accumulation unit value:
    Beginning of period                       $21.63           $16.25           $13.29             N/A              N/A
    End of period                             $25.44           $21.63           $16.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,707             343              343              N/A              N/A

JNL/MCM S&P 10 Division(542)

  Accumulation unit value:
    Beginning of period                       $12.43            $9.31            $7.96             N/A              N/A
    End of period                             $12.67           $12.43            $9.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,232            7,225            7,964             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(593)

  Accumulation unit value:
    Beginning of period                       $13.50           $12.38           $11.20             N/A              N/A
    End of period                             $14.41           $13.50           $12.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,496             834              450              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(687)

  Accumulation unit value:
    Beginning of period                       $10.28           $10.12            $9.24             N/A              N/A
    End of period                             $11.52           $10.28           $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,538            4,783             294              N/A              N/A

JNL/MCM Select Small-Cap Division(542)

  Accumulation unit value:
    Beginning of period                       $18.24           $17.21           $14.73             N/A              N/A
    End of period                             $19.44           $18.24           $17.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,092            4,734            4,644             N/A              N/A

JNL/MCM Small Cap Index Division(822)

  Accumulation unit value:
    Beginning of period                       $12.87           $11.51             N/A              N/A              N/A
    End of period                             $14.72           $12.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,046             394              N/A              N/A              N/A

JNL/MCM Technology Sector Division(593)

  Accumulation unit value:
    Beginning of period                        $5.33            $5.35            $5.13             N/A              N/A
    End of period                              $5.68            $5.33            $5.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,028            1,028            1,028             N/A              N/A

JNL/MCM Value Line 25 Division(731)

  Accumulation unit value:
    Beginning of period                       $15.40           $11.40           $11.39             N/A              N/A
    End of period                             $14.78           $15.40           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,607             420              884              N/A              N/A

JNL/MCM VIP Division(788)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.98             N/A              N/A              N/A
    End of period                             $12.89           $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          785               -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(396)

  Accumulation unit value:
    Beginning of period                       $11.97           $10.81            $9.42            $7.96             N/A
    End of period                             $13.63           $11.97           $10.81            $9.42             N/A
  Accumulation units outstanding
  at the end of period                         2,314            1,500             969              640              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(552)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.78           $12.63             N/A              N/A
    End of period                             $12.83           $12.73           $12.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,353            2,303            1,050             N/A              N/A

JNL/PPM America High Yield Bond
Division(552)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.91             N/A              N/A
    End of period                               N/A              N/A            $14.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(570)

  Accumulation unit value:
    Beginning of period                       $17.87           $17.50           $16.40             N/A              N/A
    End of period                             $19.66           $17.87           $17.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(593)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.86             N/A              N/A
    End of period                               N/A              N/A             $9.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(396)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.55            $8.61             N/A
    End of period                               N/A              N/A             $9.64            $9.55             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               591              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.62           $10.71             N/A              N/A
    End of period                             $13.80           $12.27           $11.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,874            9,863           10,928             N/A              N/A

JNL/S&P Managed Conservative Division(773)

  Accumulation unit value:
    Beginning of period                       $10.38           $10.22             N/A              N/A              N/A
    End of period                             $10.90           $10.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,288            4,017             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(487)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.83           $10.90             N/A              N/A
    End of period                             $13.75           $12.38           $11.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,425            8,088            2,469             N/A              N/A

JNL/S&P Managed Moderate Division(773)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.35             N/A              N/A              N/A
    End of period                             $11.50           $10.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,248            3,966             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(773)

  Accumulation unit value:
    Beginning of period                       $11.97           $11.38             N/A              N/A              N/A
    End of period                             $13.07           $11.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,195            4,706             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(552)

  Accumulation unit value:
    Beginning of period                       $20.84           $20.33           $19.35             N/A              N/A
    End of period                             $23.05           $20.84           $20.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          920              920              773              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(937)

  Accumulation unit value:
    Beginning of period                       $23.49           $22.13             N/A              N/A              N/A
    End of period                             $23.92           $23.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          264              264              N/A              N/A              N/A

JNL/Select Money Market Division(980)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.79             N/A              N/A              N/A
    End of period                             $10.99           $10.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          98                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(552)

  Accumulation unit value:
    Beginning of period                       $16.82           $15.97           $14.88             N/A              N/A
    End of period                             $19.79           $16.82           $15.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,526             743              743              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(552)

  Accumulation unit value:
    Beginning of period                       $23.51           $22.76           $21.94             N/A              N/A
    End of period                             $26.02           $23.51           $22.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          353              353              353              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(396)

  Accumulation unit value:
    Beginning of period                       $32.82           $29.55           $25.72           $23.41             N/A
    End of period                             $34.12           $32.82           $29.55           $25.72             N/A
  Accumulation units outstanding
  at the end of period                          196              216              217              217              N/A

JNL/T.Rowe Price Value Division(552)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.44           $11.42             N/A              N/A
    End of period                             $15.02           $12.86           $12.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,906             776              290              N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.97           $11.67             N/A              N/A
    End of period                             $12.75           $11.85           $11.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,215            2,134             773              N/A              N/A

JNL/Western Asset Strategic Bond
Division(552)

  Accumulation unit value:
    Beginning of period                       $16.43           $16.44           $15.85             N/A              N/A
    End of period                             $16.74           $16.43           $16.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,651            1,743             558              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(552)

  Accumulation unit value:
    Beginning of period                       $13.70           $13.75           $13.62             N/A              N/A
    End of period                             $13.77           $13.70           $13.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,382            1,227             244              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.70%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(885)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.72             N/A              N/A              N/A
    End of period                             $11.76           $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          163              159              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(885)

  Accumulation unit value:
    Beginning of period                       $11.49           $11.39             N/A              N/A              N/A
    End of period                             $15.26           $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,623            2,195             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(709)

  Accumulation unit value:
    Beginning of period                       $12.08           $11.45           $10.94             N/A              N/A
    End of period                             $13.46           $12.08           $11.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Alger Growth Division(800)

  Accumulation unit value:
    Beginning of period                       $16.92           $14.98             N/A              N/A              N/A
    End of period                             $17.29           $16.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,643            1,586             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(885)

  Accumulation unit value:
    Beginning of period                       $15.53           $15.32             N/A              N/A              N/A
    End of period                             $16.98           $15.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          301              303              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(800)

  Accumulation unit value:
    Beginning of period                       $17.54           $16.61             N/A              N/A              N/A
    End of period                             $20.50           $17.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          84               275              N/A              N/A              N/A

JNL/FMR Balanced Division(842)

  Accumulation unit value:
    Beginning of period                       $10.28            $9.62             N/A              N/A              N/A
    End of period                             $11.09           $10.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,641            4,769             N/A              N/A              N/A

JNL/FMR MidCap Equity Division(800)

  Accumulation unit value:
    Beginning of period                       $19.15           $17.43             N/A              N/A              N/A
    End of period                             $20.89           $19.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          513              675              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(867)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.86             N/A              N/A              N/A
    End of period                             $12.41           $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,262             916              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(881)

  Accumulation unit value:
    Beginning of period                       $11.19           $11.16             N/A              N/A              N/A
    End of period                             $12.60           $11.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,251             902              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(800)

  Accumulation unit value:
    Beginning of period                       $11.05            $9.41             N/A              N/A              N/A
    End of period                             $14.20           $11.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,461           10,936             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(553)

  Accumulation unit value:
    Beginning of period                       $16.71           $15.78           $14.10             N/A              N/A
    End of period                             $18.63           $16.71           $15.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,036            2,389              -               N/A              N/A

JNL/Lazard Small Cap Value Division(553)

  Accumulation unit value:
    Beginning of period                       $13.64           $13.39           $12.55             N/A              N/A
    End of period                             $15.51           $13.64           $13.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,385            3,975              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(705)

  Accumulation unit value:
    Beginning of period                       $10.56           $11.18           $10.72             N/A              N/A
    End of period                             $11.54           $10.56           $11.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,586           28,529            1,865             N/A              N/A

JNL/MCM Bond Index Division(710)

  Accumulation unit value:
    Beginning of period                       $10.60           $10.69           $10.69             N/A              N/A
    End of period                             $10.70           $10.60           $10.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,790           13,956              -               N/A              N/A

JNL/MCM Communications Sector
Division(1028)

  Accumulation unit value:
    Beginning of period                        $4.61             N/A              N/A              N/A              N/A
    End of period                              $5.53             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,718             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(553)

  Accumulation unit value:
    Beginning of period                        $8.23            $8.97            $8.85             N/A              N/A
    End of period                             $10.38            $8.23            $8.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,112           27,765            2,328             N/A              N/A

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                       $10.09             N/A              N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,793             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(701)

  Accumulation unit value:
    Beginning of period                        $7.85            $7.74            $7.44             N/A              N/A
    End of period                              $8.93            $7.85            $7.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,603            4,468            3,348             N/A              N/A

JNL/MCM Financial Sector Division(859)

  Accumulation unit value:
    Beginning of period                       $11.69           $10.98             N/A              N/A              N/A
    End of period                             $13.50           $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,562            1,637             N/A              N/A              N/A

JNL/MCM Global 15 Division(705)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.00           $10.54             N/A              N/A
    End of period                             $16.09           $11.80           $11.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,514           27,731            1,897             N/A              N/A

JNL/MCM Healthcare Sector Division(859)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.44             N/A              N/A              N/A
    End of period                             $10.90           $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,081            1,814             N/A              N/A              N/A

JNL/MCM International Index Division(710)

  Accumulation unit value:
    Beginning of period                       $14.43           $13.09           $12.39             N/A              N/A
    End of period                             $17.64           $14.43           $13.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,846           13,556              -               N/A              N/A

JNL/MCM JNL 5 Division(695)

  Accumulation unit value:
    Beginning of period                       $11.71           $10.88            $9.88             N/A              N/A
    End of period                             $13.55           $11.71           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        138,020          161,485           3,801             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1099)

  Accumulation unit value:
    Beginning of period                        $9.18             N/A              N/A              N/A              N/A
    End of period                             $10.64             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,745             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(807)

  Accumulation unit value:
    Beginning of period                       $10.41            $9.49             N/A              N/A              N/A
    End of period                             $10.61           $10.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,722           10,428             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(804)

  Accumulation unit value:
    Beginning of period                       $21.62           $18.94             N/A              N/A              N/A
    End of period                             $25.42           $21.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,552            3,662             N/A              N/A              N/A

JNL/MCM S&P 10 Division(705)

  Accumulation unit value:
    Beginning of period                       $12.43            $9.30            $8.99             N/A              N/A
    End of period                             $12.66           $12.43            $9.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,830           23,131            2,226             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(710)

  Accumulation unit value:
    Beginning of period                       $13.49           $12.38           $11.82             N/A              N/A
    End of period                             $14.41           $13.49           $12.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,114           10,915              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(553)

  Accumulation unit value:
    Beginning of period                       $10.28           $10.12            $9.64             N/A              N/A
    End of period                             $11.51           $10.28           $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,179           15,404              -               N/A              N/A

JNL/MCM Select Small-Cap Division(705)

  Accumulation unit value:
    Beginning of period                       $18.23           $17.20           $16.18             N/A              N/A
    End of period                             $19.43           $18.23           $17.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,257           11,662            1,236             N/A              N/A

JNL/MCM Small Cap Index Division(710)

  Accumulation unit value:
    Beginning of period                       $12.87           $12.68           $12.13             N/A              N/A
    End of period                             $14.72           $12.87           $12.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,105            9,964              -               N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(742)

  Accumulation unit value:
    Beginning of period                       $15.40           $11.13             N/A              N/A              N/A
    End of period                             $14.78           $15.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,123           23,221             N/A              N/A              N/A

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.05           $10.52             N/A              N/A
    End of period                             $12.89           $11.80           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,773           48,620           14,746             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(553)

  Accumulation unit value:
    Beginning of period                       $11.97           $10.81           $10.00             N/A              N/A
    End of period                             $13.63           $11.97           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,964            1,422              -               N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(553)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.78           $12.64             N/A              N/A
    End of period                             $12.82           $12.73           $12.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,193            7,251            2,936             N/A              N/A

JNL/PPM America High Yield Bond
Division(553)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.93             N/A              N/A
    End of period                               N/A              N/A            $14.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(695)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.61           $10.74             N/A              N/A
    End of period                             $13.80           $12.26           $11.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,764           27,018            2,834             N/A              N/A

JNL/S&P Managed Conservative Division(690)

  Accumulation unit value:
    Beginning of period                       $10.38           $10.28            $9.93             N/A              N/A
    End of period                             $10.90           $10.38           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,431           39,148           11,091             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(752)

  Accumulation unit value:
    Beginning of period                       $12.37           $11.34             N/A              N/A              N/A
    End of period                             $13.74           $12.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,437           26,539             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(710)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.47           $10.25             N/A              N/A
    End of period                             $11.50           $10.70           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,044           35,203            4,739             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(698)

  Accumulation unit value:
    Beginning of period                       $11.96           $11.55           $11.09             N/A              N/A
    End of period                             $13.06           $11.96           $11.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        95,171           111,308          19,786             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(923)

  Accumulation unit value:
    Beginning of period                       $20.82           $20.64             N/A              N/A              N/A
    End of period                             $23.04           $20.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          942              943              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(788)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.77             N/A              N/A              N/A
    End of period                             $10.98           $10.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          556              535              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(885)

  Accumulation unit value:
    Beginning of period                       $16.81           $16.61             N/A              N/A              N/A
    End of period                             $19.79           $16.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,624             173              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(553)

  Accumulation unit value:
    Beginning of period                       $23.50           $22.75           $21.82             N/A              N/A
    End of period                             $26.01           $23.50           $22.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,113             859               -               N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(553)

  Accumulation unit value:
    Beginning of period                       $32.80           $29.53           $26.99             N/A              N/A
    End of period                             $34.10           $32.80           $29.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                          105              206               -               N/A              N/A

JNL/T.Rowe Price Value Division(553)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.44           $11.36             N/A              N/A
    End of period                             $15.02           $12.85           $12.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,158            1,151              -               N/A              N/A

JNL/Western Asset High Yield Bond
Division(800)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.64             N/A              N/A              N/A
    End of period                             $12.74           $11.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,109            3,612             N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(724)

  Accumulation unit value:
    Beginning of period                       $16.42           $16.43           $16.39             N/A              N/A
    End of period                             $16.73           $16.42           $16.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,301            3,078             156              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(553)

  Accumulation unit value:
    Beginning of period                       $13.70           $13.75           $13.62             N/A              N/A
    End of period                             $13.77           $13.70           $13.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,273            2,381              -               N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.71%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(583)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.73            $9.91             N/A              N/A
    End of period                             $11.76           $11.20           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,711           11,729           12,502             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                       $11.49           $10.17             N/A              N/A              N/A
    End of period                             $15.25           $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        59,219           57,729             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(621)

  Accumulation unit value:
    Beginning of period                       $12.08           $11.44           $10.27             N/A              N/A
    End of period                             $13.46           $12.08           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,642            1,541             960              N/A              N/A

JNL/Alger Growth Division(618)

  Accumulation unit value:
    Beginning of period                       $16.91           $15.47           $14.47             N/A              N/A
    End of period                             $17.27           $16.91           $15.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                          852             1,173            1,200             N/A              N/A

JNL/Alliance Capital Growth Division(598)

  Accumulation unit value:
    Beginning of period                         N/A             $9.08            $8.74             N/A              N/A
    End of period                               N/A             $8.22            $9.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              4,080             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(618)

  Accumulation unit value:
    Beginning of period                       $15.51           $15.42           $14.13             N/A              N/A
    End of period                             $16.96           $15.51           $15.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,475            1,426            3,918             N/A              N/A

JNL/Eagle SmallCap Equity Division(606)

  Accumulation unit value:
    Beginning of period                       $17.52           $17.56           $15.80             N/A              N/A
    End of period                             $20.48           $17.52           $17.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,612            4,178            6,323             N/A              N/A

JNL/FMR Balanced Division(583)

  Accumulation unit value:
    Beginning of period                       $10.28            $9.59            $8.68             N/A              N/A
    End of period                             $11.08           $10.28            $9.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,658           18,362            5,475             N/A              N/A

JNL/FMR MidCap Equity Division(598)

  Accumulation unit value:
    Beginning of period                       $19.13           $18.52           $16.33             N/A              N/A
    End of period                             $20.87           $19.13           $18.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,336            6,181             954              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1085)

  Accumulation unit value:
    Beginning of period                        $9.92             N/A              N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,656             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(838)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.27             N/A              N/A              N/A
    End of period                             $12.41           $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,394            5,505             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(838)

  Accumulation unit value:
    Beginning of period                       $11.19           $10.33             N/A              N/A              N/A
    End of period                             $12.60           $11.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,065            2,329             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1092)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $10.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(589)

  Accumulation unit value:
    Beginning of period                       $12.80           $11.88           $10.39             N/A              N/A
    End of period                             $15.27           $12.80           $11.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,221            6,159            1,500             N/A              N/A

JNL/JPMorgan International Value
Division(583)

  Accumulation unit value:
    Beginning of period                       $11.04            $9.57            $7.89             N/A              N/A
    End of period                             $14.19           $11.04            $9.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,821           33,890           24,859             N/A              N/A

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,144             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(589)

  Accumulation unit value:
    Beginning of period                       $16.70           $15.77           $13.87             N/A              N/A
    End of period                             $18.62           $16.70           $15.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,597            8,796            6,744             N/A              N/A

JNL/Lazard Small Cap Value Division(589)

  Accumulation unit value:
    Beginning of period                       $13.63           $13.38           $12.05             N/A              N/A
    End of period                             $15.49           $13.63           $13.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,860           13,462            5,901             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(432)

  Accumulation unit value:
    Beginning of period                       $10.56           $11.18            $9.42            $8.41             N/A
    End of period                             $11.54           $10.56           $11.18            $9.42             N/A
  Accumulation units outstanding
  at the end of period                        157,339          158,843          65,387            3,617             N/A

JNL/MCM Bond Index Division(584)

  Accumulation unit value:
    Beginning of period                       $10.60           $10.69           $10.36             N/A              N/A
    End of period                             $10.69           $10.60           $10.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        93,048           100,752          29,652             N/A              N/A

JNL/MCM Communications Sector
Division(614)

  Accumulation unit value:
    Beginning of period                        $4.18            $4.25            $3.75             N/A              N/A
    End of period                              $5.53            $4.18            $4.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,257           12,840            2,643             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(620)

  Accumulation unit value:
    Beginning of period                        $9.65           $10.16            $8.96             N/A              N/A
    End of period                             $10.66            $9.65           $10.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,019            1,000            1,044             N/A              N/A

JNL/MCM Dow 10 Division(432)

  Accumulation unit value:
    Beginning of period                        $8.23            $8.96            $8.95            $8.05             N/A
    End of period                             $10.38            $8.23            $8.96            $8.95             N/A
  Accumulation units outstanding
  at the end of period                        189,927          222,527          96,579            3,822             N/A

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,118             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(585)

  Accumulation unit value:
    Beginning of period                        $7.85            $7.73            $7.00             N/A              N/A
    End of period                              $8.92            $7.85            $7.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,075            8,639           24,331             N/A              N/A

JNL/MCM Financial Sector Division(584)

  Accumulation unit value:
    Beginning of period                       $11.69           $11.31           $10.02             N/A              N/A
    End of period                             $13.50           $11.69           $11.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,519            8,514            9,381             N/A              N/A

JNL/MCM Global 15 Division(432)

  Accumulation unit value:
    Beginning of period                       $11.79           $11.00            $8.82            $8.73             N/A
    End of period                             $16.08           $11.79           $11.00            $8.82             N/A
  Accumulation units outstanding
  at the end of period                        164,760          171,207          68,655            3,769             N/A

JNL/MCM Healthcare Sector Division(584)

  Accumulation unit value:
    Beginning of period                       $10.53           $10.06            $9.98             N/A              N/A
    End of period                             $10.90           $10.53           $10.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,974           17,993            7,845             N/A              N/A

JNL/MCM International Index Division(432)

  Accumulation unit value:
    Beginning of period                       $14.43           $13.08           $11.25           $10.36             N/A
    End of period                             $17.64           $14.43           $13.08           $11.25             N/A
  Accumulation units outstanding
  at the end of period                        92,863           113,587          34,891             130              N/A

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                       $11.71           $10.88            $9.77             N/A              N/A
    End of period                             $13.55           $11.71           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        537,108          488,733          25,848             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1076)

  Accumulation unit value:
    Beginning of period                        $9.35             N/A              N/A              N/A              N/A
    End of period                             $10.64             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,461             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(721)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.80           $10.75             N/A              N/A
    End of period                             $10.61           $10.40           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,119           14,067            1,303             N/A              N/A

JNL/MCM Oil & Gas Sector Division(614)

  Accumulation unit value:
    Beginning of period                       $21.61           $16.23           $14.30             N/A              N/A
    End of period                             $25.41           $21.61           $16.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,456           24,634            6,278             N/A              N/A

JNL/MCM S&P 10 Division(432)

  Accumulation unit value:
    Beginning of period                       $12.42            $9.30            $8.12            $7.46             N/A
    End of period                             $12.65           $12.42            $9.30            $8.12             N/A
  Accumulation units outstanding
  at the end of period                        151,248          166,565          76,438            4,127             N/A

JNL/MCM S&P 24 Division(1129)

  Accumulation unit value:
    Beginning of period                        $9.46             N/A              N/A              N/A              N/A
    End of period                             $10.12             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,746             N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(432)

  Accumulation unit value:
    Beginning of period                       $13.49           $12.37           $10.98           $10.44             N/A
    End of period                             $14.40           $13.49           $12.37           $10.98             N/A
  Accumulation units outstanding
  at the end of period                        103,739          124,360          50,195             129              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(432)

  Accumulation unit value:
    Beginning of period                       $10.27           $10.11            $9.44            $8.94             N/A
    End of period                             $11.51           $10.27           $10.11            $9.44             N/A
  Accumulation units outstanding
  at the end of period                        142,250          168,135          73,533             151              N/A

JNL/MCM Select Small-Cap Division(432)

  Accumulation unit value:
    Beginning of period                       $18.23           $17.19           $15.69           $15.01             N/A
    End of period                             $19.42           $18.23           $17.19           $15.69             N/A
  Accumulation units outstanding
  at the end of period                        87,214           88,731           38,642            2,034             N/A

JNL/MCM Small Cap Index Division(432)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.68           $11.10           $10.65             N/A
    End of period                             $14.71           $12.86           $12.68           $11.10             N/A
  Accumulation units outstanding
  at the end of period                        104,239          120,300          38,348             127              N/A

JNL/MCM Technology Sector Division(598)

  Accumulation unit value:
    Beginning of period                        $5.33            $5.34            $5.16             N/A              N/A
    End of period                              $5.67            $5.33            $5.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,898           23,611           26,015             N/A              N/A

JNL/MCM Value Line 25 Division(721)

  Accumulation unit value:
    Beginning of period                       $15.39           $11.40           $10.85             N/A              N/A
    End of period                             $14.78           $15.39           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        110,513          88,393            1,291             N/A              N/A

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.04            $9.80             N/A              N/A
    End of period                             $12.88           $11.80           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        99,198           86,794            9,997             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(605)

  Accumulation unit value:
    Beginning of period                       $11.96           $10.80            $9.50             N/A              N/A
    End of period                             $13.62           $11.96           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,420           21,507            4,167             N/A              N/A

JNL/Oppenheimer Growth Division(639)

  Accumulation unit value:
    Beginning of period                        $8.31            $7.82            $6.84             N/A              N/A
    End of period                              $8.48            $8.31            $7.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,358            3,371            5,345             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(583)

  Accumulation unit value:
    Beginning of period                       $12.72           $12.77           $12.34             N/A              N/A
    End of period                             $12.81           $12.72           $12.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        63,274           52,585           10,478             N/A              N/A

JNL/PPM America High Yield Bond
Division(608)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.69             N/A              N/A
    End of period                               N/A              N/A            $14.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division(665)

  Accumulation unit value:
    Beginning of period                       $18.84           $17.80           $16.12             N/A              N/A
    End of period                             $20.86           $18.84           $17.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,321            2,569            2,321             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(598)

  Accumulation unit value:
    Beginning of period                        $7.78            $7.13            $6.36             N/A              N/A
    End of period                              $8.01            $7.78            $7.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,471            6,750            5,002             N/A              N/A

JNL/Putnam Value Equity Division(659)

  Accumulation unit value:
    Beginning of period                       $17.84           $17.47           $16.36             N/A              N/A
    End of period                             $19.63           $17.84           $17.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,151            2,267             505              N/A              N/A

JNL/S&P Core Index 100 Division(595)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.13             N/A              N/A
    End of period                               N/A              N/A            $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division(645)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.45             N/A              N/A
    End of period                               N/A              N/A             $9.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(583)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.65             N/A              N/A
    End of period                               N/A              N/A            $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(596)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.89             N/A              N/A
    End of period                               N/A              N/A             $9.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(627)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.25             N/A              N/A
    End of period                               N/A              N/A             $9.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(552)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.61           $10.98             N/A              N/A
    End of period                             $13.79           $12.26           $11.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,557           42,607           46,728             N/A              N/A

JNL/S&P Managed Conservative Division(694)

  Accumulation unit value:
    Beginning of period                       $10.38           $10.28           $10.03             N/A              N/A
    End of period                             $10.90           $10.38           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,527           57,546            9,130             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(480)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.82           $10.90           $10.77             N/A
    End of period                             $13.73           $12.36           $11.82           $10.90             N/A
  Accumulation units outstanding
  at the end of period                        99,879           103,581          37,521             97               N/A

JNL/S&P Managed Moderate Division(709)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.47           $10.23             N/A              N/A
    End of period                             $11.50           $10.70           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,344           44,399            6,874             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(568)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.54           $10.76             N/A              N/A
    End of period                             $13.05           $11.95           $11.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        227,693          244,954          132,009            N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division(1167)

  Accumulation unit value:
    Beginning of period                       $10.18             N/A              N/A              N/A              N/A
    End of period                             $10.47             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(583)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.97             N/A              N/A
    End of period                               N/A              N/A            $10.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                       $20.80           $20.30           $19.00             N/A              N/A
    End of period                             $23.01           $20.80           $20.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,226           19,912           14,073             N/A              N/A

JNL/Select Global Growth Division(617)

  Accumulation unit value:
    Beginning of period                       $20.29           $20.46           $18.54             N/A              N/A
    End of period                             $22.38           $20.29           $20.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,620            3,790            2,199             N/A              N/A

JNL/Select Large Cap Growth Division(631)

  Accumulation unit value:
    Beginning of period                       $23.46           $23.02           $20.77             N/A              N/A
    End of period                             $23.88           $23.46           $23.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               324              325              N/A              N/A

JNL/Select Money Market Division(674)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.78           $10.82             N/A              N/A
    End of period                             $10.97           $10.78           $10.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                        309,711           4,994              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(614)

  Accumulation unit value:
    Beginning of period                       $16.81           $15.97           $14.39             N/A              N/A
    End of period                             $19.78           $16.81           $15.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,807            9,393            2,208             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(584)

  Accumulation unit value:
    Beginning of period                       $23.47           $22.73           $20.67             N/A              N/A
    End of period                             $25.97           $23.47           $22.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,380           17,842           14,290             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                       $32.77           $29.51           $25.62             N/A              N/A
    End of period                             $34.06           $32.77           $29.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,703            7,333            4,557             N/A              N/A

JNL/T.Rowe Price Value Division(584)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.43           $10.93             N/A              N/A
    End of period                             $15.01           $12.85           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,832           31,958           17,480             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.96           $11.66             N/A              N/A
    End of period                             $12.74           $11.84           $11.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,919           21,429            8,625             N/A              N/A

JNL/Western Asset Strategic Bond
Division(432)

  Accumulation unit value:
    Beginning of period                       $16.40           $16.42           $15.78           $15.48             N/A
    End of period                             $16.71           $16.40           $16.42           $15.78             N/A
  Accumulation units outstanding
  at the end of period                         5,942            6,795            1,569             87               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(589)

  Accumulation unit value:
    Beginning of period                       $13.68           $13.73           $13.32             N/A              N/A
    End of period                             $13.75           $13.68           $13.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,619           80,009            8,274             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.72%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(609)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.81           $11.02             N/A              N/A
    End of period                             $13.72           $12.35           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,722            5,722            5,722             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.745%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(310)

  Accumulation unit value:
    Beginning of period                       $11.18           $10.72           $10.02            $8.07             N/A
    End of period                             $11.74           $11.18           $10.72           $10.02             N/A
  Accumulation units outstanding
  at the end of period                         1,711            1,990            2,422            2,528             N/A

JNL/AIM Premier Equity II Division(526)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.39             N/A              N/A
    End of period                               N/A              N/A             $8.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.49           $10.73             N/A              N/A              N/A
    End of period                             $15.25           $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,316            2,812             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(310)

  Accumulation unit value:
    Beginning of period                       $12.06           $11.43           $11.00            $7.93             N/A
    End of period                             $13.43           $12.06           $11.43           $11.00             N/A
  Accumulation units outstanding
  at the end of period                          725              538              552              529              N/A

JNL/Alger Growth Division(526)

  Accumulation unit value:
    Beginning of period                       $16.85           $15.42           $15.64             N/A              N/A
    End of period                             $17.20           $16.85           $15.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               84               N/A              N/A

JNL/Alliance Capital Growth Division(310)

  Accumulation unit value:
    Beginning of period                         N/A             $9.06            $8.76            $7.44             N/A
    End of period                               N/A             $8.20            $9.06            $8.76             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,559            1,767             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(423)

  Accumulation unit value:
    Beginning of period                       $15.46           $15.37           $14.86           $13.74             N/A
    End of period                             $16.90           $15.46           $15.37           $14.86             N/A
  Accumulation units outstanding
  at the end of period                         3,161            1,896            2,696             729              N/A

JNL/Eagle SmallCap Equity Division(423)

  Accumulation unit value:
    Beginning of period                       $17.46           $17.51           $15.15           $14.24             N/A
    End of period                             $20.40           $17.46           $17.51           $15.15             N/A
  Accumulation units outstanding
  at the end of period                         2,794            1,815            1,664             689              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(963)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.91             N/A              N/A              N/A
    End of period                             $12.41           $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          154              275              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(894)

  Accumulation unit value:
    Beginning of period                       $11.18           $10.90             N/A              N/A              N/A
    End of period                             $12.59           $11.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,239            2,228             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1114)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $10.12             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,027             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(315)

  Accumulation unit value:
    Beginning of period                       $12.75           $11.84           $10.46            $8.16             N/A
    End of period                             $15.21           $12.75           $11.84           $10.46             N/A
  Accumulation units outstanding
  at the end of period                          787              868              446              487              N/A

JNL/JPMorgan International Value
Division(310)

  Accumulation unit value:
    Beginning of period                       $11.01            $9.55            $8.01            $5.67             N/A
    End of period                             $14.14           $11.01            $9.55            $8.01             N/A
  Accumulation units outstanding
  at the end of period                         3,462            3,630            6,316             108              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(310)

  Accumulation unit value:
    Beginning of period                       $16.65           $15.73           $12.96           $10.06             N/A
    End of period                             $18.56           $16.65           $15.73           $12.96             N/A
  Accumulation units outstanding
  at the end of period                          899              878             2,551            2,568             N/A

JNL/Lazard Small Cap Value Division(310)

  Accumulation unit value:
    Beginning of period                       $13.59           $13.35           $11.89            $8.59             N/A
    End of period                             $15.45           $13.59           $13.35           $11.89             N/A
  Accumulation units outstanding
  at the end of period                          803              790             6,503            1,538             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(287)

  Accumulation unit value:
    Beginning of period                       $10.54           $11.16            $9.41            6.48.             N/A
    End of period                             $11.51           $10.54           $11.16            $9.41             N/A
  Accumulation units outstanding
  at the end of period                        20,049           20,786           10,433            2,471             N/A

JNL/MCM Bond Index Division(557)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.68           $10.55             N/A              N/A
    End of period                             $10.67           $10.58           $10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               225              N/A              N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.76             N/A              N/A              N/A              N/A
    End of period                              $5.51             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,387             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(287)

  Accumulation unit value:
    Beginning of period                        $8.21            $8.94            $8.94            $6.31             N/A
    End of period                             $10.35            $8.21            $8.94            $8.94             N/A
  Accumulation units outstanding
  at the end of period                        24,170           27,522           14,307            1,366             N/A

JNL/MCM Dow Dividend Division(1114)

  Accumulation unit value:
    Beginning of period                       $10.49             N/A              N/A              N/A              N/A
    End of period                             $11.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,215             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(423)

  Accumulation unit value:
    Beginning of period                        $7.83            $7.72            $7.13            $6.49             N/A
    End of period                              $8.90            $7.83            $7.72            $7.13             N/A
  Accumulation units outstanding
  at the end of period                        10,601            6,030            6,453            2,163             N/A

JNL/MCM Financial Sector Division(597)

  Accumulation unit value:
    Beginning of period                       $11.66           $11.29           $10.36             N/A              N/A
    End of period                             $13.46           $11.66           $11.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,430            1,582            1,582             N/A              N/A

JNL/MCM Global 15 Division(287)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.97            $8.80            $5.87             N/A
    End of period                             $16.04           $11.77           $10.97            $8.80             N/A
  Accumulation units outstanding
  at the end of period                        33,998           35,071           10,528            1,475             N/A

JNL/MCM Healthcare Sector Division(597)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.04           $10.19             N/A              N/A
    End of period                             $10.87           $10.51           $10.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,768            4,394            1,674             N/A              N/A

JNL/MCM International Index Division(487)

  Accumulation unit value:
    Beginning of period                       $14.41           $13.07           $11.33             N/A              N/A
    End of period                             $17.61           $14.41           $13.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          932              932             2,205             N/A              N/A

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                       $11.71           $10.87           $10.53             N/A              N/A
    End of period                             $13.54           $11.71           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,805           18,295           10,020             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(950)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.56             N/A              N/A              N/A
    End of period                             $10.60           $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,255            7,108             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                       $21.57           $16.20           $14.11             N/A              N/A
    End of period                             $25.35           $21.57           $16.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,094            6,236            7,011             N/A              N/A

JNL/MCM S&P 10 Division(287)

  Accumulation unit value:
    Beginning of period                       $12.39            $9.28            $8.11            $6.46             N/A
    End of period                             $12.62           $12.39            $9.28            $8.11             N/A
  Accumulation units outstanding
  at the end of period                        17,193           19,293           13,882            1,363             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(362)

  Accumulation unit value:
    Beginning of period                       $13.47           $12.36           $10.97            $9.40             N/A
    End of period                             $14.37           $13.47           $12.36           $10.97             N/A
  Accumulation units outstanding
  at the end of period                         2,798             794             2,338             937              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(362)

  Accumulation unit value:
    Beginning of period                       $10.26           $10.10            $9.43            $8.42             N/A
    End of period                             $11.49           $10.26           $10.10            $9.43             N/A
  Accumulation units outstanding
  at the end of period                          736              890             2,795            1,026             N/A

JNL/MCM Select Small-Cap Division(287)

  Accumulation unit value:
    Beginning of period                       $18.19           $17.16           $15.66           $10.32             N/A
    End of period                             $19.37           $18.19           $17.16           $15.66             N/A
  Accumulation units outstanding
  at the end of period                        13,855           14,233            6,347            2,923             N/A

JNL/MCM Small Cap Index Division(362)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.67           $11.09            $9.21             N/A
    End of period                             $14.69           $12.85           $12.67           $11.09             N/A
  Accumulation units outstanding
  at the end of period                          668              813             2,336            3,961             N/A

JNL/MCM Technology Sector Division(718)

  Accumulation unit value:
    Beginning of period                        $5.31            $5.33            $5.37             N/A              N/A
    End of period                              $5.65            $5.31            $5.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,244            4,285            1,322             N/A              N/A

JNL/MCM Value Line 25 Division(747)

  Accumulation unit value:
    Beginning of period                       $15.39           $11.34             N/A              N/A              N/A
    End of period                             $14.77           $15.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,809           23,449             N/A              N/A              N/A

JNL/MCM VIP Division(845)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.97             N/A              N/A              N/A
    End of period                             $12.87           $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(310)

  Accumulation unit value:
    Beginning of period                       $11.94           $10.79            $9.40            $6.56             N/A
    End of period                             $13.59           $11.94           $10.79            $9.40             N/A
  Accumulation units outstanding
  at the end of period                         2,361            1,742            1,472             682              N/A

JNL/Oppenheimer Growth Division(315)

  Accumulation unit value:
    Beginning of period                        $8.30            $7.81            $7.70            $6.93             N/A
    End of period                              $8.47            $8.30            $7.81            $7.70             N/A
  Accumulation units outstanding
  at the end of period                          944              619              659              614              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(310)

  Accumulation unit value:
    Beginning of period                       $12.68           $12.74           $12.54           $12.46             N/A
    End of period                             $12.77           $12.68           $12.74           $12.54             N/A
  Accumulation units outstanding
  at the end of period                         4,013            3,404            3,332            1,910             N/A

JNL/PPM America High Yield Bond
Division(526)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.88             N/A              N/A
    End of period                               N/A              N/A            $14.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division(894)

  Accumulation unit value:
    Beginning of period                       $18.77           $18.08             N/A              N/A              N/A
    End of period                             $20.77           $18.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,535             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(310)

  Accumulation unit value:
    Beginning of period                        $7.76            $7.12            $6.17            $4.71             N/A
    End of period                              $7.99            $7.76            $7.12            $6.17             N/A
  Accumulation units outstanding
  at the end of period                         5,311            3,756            4,081            3,358             N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(423)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.02            $9.39             N/A
    End of period                               N/A              N/A            $10.11           $10.02             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,985             N/A

JNL/S&P Core Index 50 Division(278)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.73            $7.25             N/A
    End of period                               N/A              N/A             $9.82            $9.73             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              3,621             N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(287)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.52            $7.12             N/A
    End of period                               N/A              N/A             $9.61            $9.52             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             10,749             N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.58           $10.68             N/A              N/A
    End of period                             $13.74           $12.22           $11.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,553            8,187           10,203             N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(456)

  Accumulation unit value:
    Beginning of period                       $12.33           $11.79           $10.88           $10.40             N/A
    End of period                             $13.69           $12.33           $11.79           $10.88             N/A
  Accumulation units outstanding
  at the end of period                         9,395            8,624            8,629            1,294             N/A

JNL/S&P Managed Moderate Division(932)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.33             N/A              N/A              N/A
    End of period                             $11.49           $10.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,686            1,689             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(456)

  Accumulation unit value:
    Beginning of period                       $11.92           $11.51           $10.80           $10.38             N/A
    End of period                             $13.01           $11.92           $11.51           $10.80             N/A
  Accumulation units outstanding
  at the end of period                        21,485           23,354           21,428            1,297             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(526)

  Accumulation unit value:
    Beginning of period                       $20.73           $20.23           $19.33             N/A              N/A
    End of period                             $22.92           $20.73           $20.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,726            1,726            2,470             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(315)

  Accumulation unit value:
    Beginning of period                       $23.36           $22.94           $21.11           $16.93             N/A
    End of period                             $23.78           $23.36           $22.94           $21.11             N/A
  Accumulation units outstanding
  at the end of period                          332              221              226              236              N/A

JNL/Select Money Market Division(472)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.75           $10.96           $10.98             N/A
    End of period                             $10.92           $10.74           $10.75           $10.96             N/A
  Accumulation units outstanding
  at the end of period                         1,485            1,388            1,383            1,208             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(362)

  Accumulation unit value:
    Beginning of period                       $16.79           $15.95           $14.29           $12.28             N/A
    End of period                             $19.75           $16.79           $15.95           $14.29             N/A
  Accumulation units outstanding
  at the end of period                          333              437              507              701              N/A

JNL/T.Rowe Price Established Growth
Division(458)

  Accumulation unit value:
    Beginning of period                       $23.38           $22.65           $21.19           $19.73             N/A
    End of period                             $25.87           $23.38           $22.65           $21.19             N/A
  Accumulation units outstanding
  at the end of period                         1,530            1,351             542             1,590             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(315)

  Accumulation unit value:
    Beginning of period                       $32.65           $29.41           $25.61           $19.64             N/A
    End of period                             $33.92           $32.65           $29.41           $25.61             N/A
  Accumulation units outstanding
  at the end of period                          421              406             1,415            2,622             N/A

JNL/T.Rowe Price Value Division(526)

  Accumulation unit value:
    Beginning of period                       $12.82           $12.41           $11.57             N/A              N/A
    End of period                             $14.97           $12.82           $12.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,136            2,628            7,129             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.81           $11.93           $11.64             N/A              N/A
    End of period                             $12.70           $11.81           $11.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,434            1,434            2,121             N/A              N/A

JNL/Western Asset Strategic Bond
Division(526)

  Accumulation unit value:
    Beginning of period                       $16.34           $16.36           $15.85             N/A              N/A
    End of period                             $16.64           $16.34           $16.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               741              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.75%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                       $11.18           $10.72            $9.99             N/A              N/A
    End of period                             $11.73           $11.18           $10.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               250              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.49           $10.73             N/A              N/A              N/A
    End of period                             $15.24           $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,151            2,234             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(839)

  Accumulation unit value:
    Beginning of period                       $12.06           $11.37             N/A              N/A              N/A
    End of period                             $13.43           $12.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Alger Growth Division(353)

  Accumulation unit value:
    Beginning of period                       $16.83           $15.41           $15.08           $13.47             N/A
    End of period                             $17.19           $16.83           $15.41           $15.08             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(839)

  Accumulation unit value:
    Beginning of period                       $15.46           $15.10             N/A              N/A              N/A
    End of period                             $16.89           $15.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(472)

  Accumulation unit value:
    Beginning of period                       $17.46           $17.50           $15.14           $14.38             N/A
    End of period                             $20.39           $17.46           $17.50           $15.14             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/FMR Balanced Division(354)

  Accumulation unit value:
    Beginning of period                       $10.25            $9.57            $8.99            $8.56             N/A
    End of period                             $11.04           $10.25            $9.57            $8.99             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/FMR MidCap Equity Division(354)

  Accumulation unit value:
    Beginning of period                       $19.04           $18.43           $16.07           $13.94             N/A
    End of period                             $20.76           $19.04           $18.43           $16.07             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1070)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(950)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.63             N/A              N/A              N/A
    End of period                             $12.40           $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(950)

  Accumulation unit value:
    Beginning of period                       $11.18           $10.81             N/A              N/A              N/A
    End of period                             $12.59           $11.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,872              -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(634)

  Accumulation unit value:
    Beginning of period                       $12.75           $11.84            $9.97             N/A              N/A
    End of period                             $15.21           $12.75           $11.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               474              N/A              N/A

JNL/JPMorgan International Value
Division(628)

  Accumulation unit value:
    Beginning of period                       $11.01            $9.54            $7.93             N/A              N/A
    End of period                             $14.14           $11.01            $9.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,223            5,190             862              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(354)

  Accumulation unit value:
    Beginning of period                       $16.64           $15.72           $12.96           $11.15             N/A
    End of period                             $18.55           $16.64           $15.72           $12.96             N/A
  Accumulation units outstanding
  at the end of period                           -              1,747            1,408              -               N/A

JNL/Lazard Small Cap Value Division(354)

  Accumulation unit value:
    Beginning of period                       $13.59           $13.34           $11.89            $9.66             N/A
    End of period                             $15.44           $13.59           $13.34           $11.89             N/A
  Accumulation units outstanding
  at the end of period                           -                -               713               -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(405)

  Accumulation unit value:
    Beginning of period                       $10.53           $11.15            $9.40            $8.25             N/A
    End of period                             $11.50           $10.53           $11.15            $9.40             N/A
  Accumulation units outstanding
  at the end of period                         3,659            4,215            3,516              -               N/A

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                       $10.59           $10.68           $10.60           $10.83             N/A
    End of period                             $10.67           $10.59           $10.68           $10.60             N/A
  Accumulation units outstanding
  at the end of period                          595              584               -                -               N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.75             N/A              N/A              N/A              N/A
    End of period                              $5.51             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,735             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(405)

  Accumulation unit value:
    Beginning of period                        $8.21            $8.94            $8.94            $8.17             N/A
    End of period                             $10.35            $8.21            $8.94            $8.94             N/A
  Accumulation units outstanding
  at the end of period                         4,604            5,220             304               -               N/A

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                       $11.42             N/A              N/A              N/A              N/A
    End of period                             $11.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,734             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                       $11.66           $11.29           $10.04             N/A              N/A
    End of period                             $13.46           $11.66           $11.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,807            2,440              -               N/A              N/A

JNL/MCM Global 15 Division(574)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.97            $8.88             N/A              N/A
    End of period                             $16.03           $11.76           $10.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,509            7,642            4,062             N/A              N/A

JNL/MCM Healthcare Sector Division(624)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.03            $9.61             N/A              N/A
    End of period                             $10.86           $10.51           $10.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          73               109              260              N/A              N/A

JNL/MCM International Index Division(558)

  Accumulation unit value:
    Beginning of period                       $14.40           $13.06           $11.48             N/A              N/A
    End of period                             $17.60           $14.40           $13.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,096             113              N/A              N/A

JNL/MCM JNL 5 Division(784)

  Accumulation unit value:
    Beginning of period                       $11.71           $11.05             N/A              N/A              N/A
    End of period                             $13.53           $11.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,890           24,639             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(885)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.27             N/A              N/A              N/A
    End of period                             $10.60           $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(628)

  Accumulation unit value:
    Beginning of period                       $21.56           $16.20           $14.37             N/A              N/A
    End of period                             $25.34           $21.56           $16.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,451            3,808             398              N/A              N/A

JNL/MCM S&P 10 Division(405)

  Accumulation unit value:
    Beginning of period                       $12.39            $9.28            $8.10            $7.55             N/A
    End of period                             $12.62           $12.39            $9.28            $8.10             N/A
  Accumulation units outstanding
  at the end of period                         5,333            9,043            5,068              -               N/A

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A              N/A
    End of period                             $10.11             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(558)

  Accumulation unit value:
    Beginning of period                       $13.47           $12.36           $11.30             N/A              N/A
    End of period                             $14.37           $13.47           $12.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               461              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                       $10.26           $10.10            $9.52             N/A              N/A
    End of period                             $11.48           $10.26           $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,873            6,149            4,313             N/A              N/A

JNL/MCM Select Small-Cap Division(353)

  Accumulation unit value:
    Beginning of period                       $18.18           $17.15           $15.66           $12.72             N/A
    End of period                             $19.36           $18.18           $17.15           $15.66             N/A
  Accumulation units outstanding
  at the end of period                         2,570            2,969            2,525              -               N/A

JNL/MCM Small Cap Index Division(354)

  Accumulation unit value:
    Beginning of period                       $12.84           $12.66           $11.09            $8.85             N/A
    End of period                             $14.68           $12.84           $12.66           $11.09             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/MCM Technology Sector Division(628)

  Accumulation unit value:
    Beginning of period                        $5.31            $5.33            $4.74             N/A              N/A
    End of period                              $5.65            $5.31            $5.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          23              2,412             127              N/A              N/A

JNL/MCM Value Line 25 Division(789)

  Accumulation unit value:
    Beginning of period                       $15.39           $12.32             N/A              N/A              N/A
    End of period                             $14.76           $15.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,002            1,696             N/A              N/A              N/A

JNL/MCM VIP Division(813)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.59             N/A              N/A              N/A
    End of period                             $12.87           $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(354)

  Accumulation unit value:
    Beginning of period                       $11.93           $10.78            $9.40            $7.58             N/A
    End of period                             $13.58           $11.93           $10.78            $9.40             N/A
  Accumulation units outstanding
  at the end of period                         4,070            4,121            1,868              -               N/A

JNL/Oppenheimer Growth Division(1041)

  Accumulation unit value:
    Beginning of period                        $8.71             N/A              N/A              N/A              N/A
    End of period                              $8.46             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,648             N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(108)

  Accumulation unit value:
    Beginning of period                       $12.67           $12.73           $12.54           $12.30           $11.83
    End of period                             $12.76           $12.67           $12.73           $12.54           $12.30
  Accumulation units outstanding
  at the end of period                         1,459            1,548             793               -                -

JNL/PPM America High Yield Bond
Division(354)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.80           $13.14             N/A
    End of period                               N/A              N/A            $14.12           $13.80             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(624)

  Accumulation unit value:
    Beginning of period                        $7.76            $7.11            $6.05             N/A              N/A
    End of period                              $7.98            $7.76            $7.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Putnam Value Equity Division(354)

  Accumulation unit value:
    Beginning of period                       $17.77           $17.41           $16.30           $14.79             N/A
    End of period                             $19.54           $17.77           $17.41           $16.30             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/S&P Core Index 100 Division(585)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.81             N/A              N/A
    End of period                               N/A              N/A            $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.73            $9.27             N/A
    End of period                               N/A              N/A             $9.82            $9.73             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/S&P Core Index 75 Division(581)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.65             N/A              N/A
    End of period                               N/A              N/A            $10.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(624)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.54             N/A              N/A
    End of period                               N/A              N/A             $9.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(598)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.55             N/A              N/A
    End of period                               N/A              N/A             $9.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(472)

  Accumulation unit value:
    Beginning of period                       $12.21           $11.57           $10.57           $10.14             N/A
    End of period                             $13.73           $12.21           $11.57           $10.57             N/A
  Accumulation units outstanding
  at the end of period                           -                -              3,050              -               N/A

JNL/S&P Managed Conservative Division(789)

  Accumulation unit value:
    Beginning of period                       $10.38           $10.17             N/A              N/A              N/A
    End of period                             $10.89           $10.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,714             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(585)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.79           $10.67             N/A              N/A
    End of period                             $13.69           $12.32           $11.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,661           13,637            7,281             N/A              N/A

JNL/S&P Managed Moderate Division(789)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.33             N/A              N/A              N/A
    End of period                             $11.49           $10.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               752              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(383)

  Accumulation unit value:
    Beginning of period                       $11.92           $11.51           $10.80            $9.85             N/A
    End of period                             $13.01           $11.92           $11.51           $10.80             N/A
  Accumulation units outstanding
  at the end of period                        27,372           27,846            3,581              -               N/A

JNL/S&P Moderate Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(472)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.19            $9.72             N/A
    End of period                               N/A              N/A            $10.33           $10.19             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/Select Balanced Division(108)

  Accumulation unit value:
    Beginning of period                       $20.71           $20.22           $18.74           $15.85           $17.18
    End of period                             $22.91           $20.71           $20.22           $18.74           $15.85
  Accumulation units outstanding
  at the end of period                          112              167             1,443              -                -

JNL/Select Global Growth Division(628)

  Accumulation unit value:
    Beginning of period                       $20.21           $20.38           $17.57             N/A              N/A
    End of period                             $22.27           $20.21           $20.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               80               N/A              N/A

JNL/Select Large Cap Growth Division(353)

  Accumulation unit value:
    Beginning of period                       $23.35           $22.93           $21.11           $18.92             N/A
    End of period                             $23.76           $23.35           $22.93           $21.11             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Money Market Division(784)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.72             N/A              N/A              N/A
    End of period                             $10.92           $10.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,970            1,478             N/A              N/A              N/A

JNL/Select Value Division(628)

  Accumulation unit value:
    Beginning of period                       $16.79           $15.95           $14.37             N/A              N/A
    End of period                             $19.75           $16.79           $15.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              1,163             N/A              N/A

JNL/T.Rowe Price Established Growth
Division(354)

  Accumulation unit value:
    Beginning of period                       $23.35           $22.62           $21.19           $18.83             N/A
    End of period                             $25.83           $23.35           $22.62           $21.19             N/A
  Accumulation units outstanding
  at the end of period                         1,437             605               -                -               N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(353)

  Accumulation unit value:
    Beginning of period                       $32.63           $29.39           $25.60           $22.38             N/A
    End of period                             $33.90           $32.63           $29.39           $25.60             N/A
  Accumulation units outstanding
  at the end of period                         1,059             396              741               -               N/A

JNL/T.Rowe Price Value Division(354)

  Accumulation unit value:
    Beginning of period                       $12.82           $12.41           $11.07            $9.48             N/A
    End of period                             $14.97           $12.82           $12.41           $11.07             N/A
  Accumulation units outstanding
  at the end of period                         2,499             906             1,514              -               N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.93           $11.63             N/A              N/A
    End of period                             $12.69           $11.80           $11.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          382              445              437              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset Strategic Bond
Division(354)

  Accumulation unit value:
    Beginning of period                       $16.33           $16.35           $15.72           $15.57             N/A
    End of period                             $16.63           $16.33           $16.35           $15.72             N/A
  Accumulation units outstanding
  at the end of period                         1,336             715               -                -               N/A

JNL/Western Asset U.S. Government
& Quality Bond Division(108)

  Accumulation unit value:
    Beginning of period                       $13.63           $13.69           $13.55           $13.76           $12.87
    End of period                             $13.69           $13.63           $13.69           $13.55           $13.76
  Accumulation units outstanding
  at the end of period                          335              382              369               -                -



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.755%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(847)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.72             N/A              N/A              N/A
    End of period                             $10.67           $10.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          858              989              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(847)

  Accumulation unit value:
    Beginning of period                       $14.40           $12.65             N/A              N/A              N/A
    End of period                             $17.59           $14.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          548              759              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(847)

  Accumulation unit value:
    Beginning of period                       $13.46           $12.53             N/A              N/A              N/A
    End of period                             $14.37           $13.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          645              788              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(847)

  Accumulation unit value:
    Beginning of period                       $10.25            $9.92             N/A              N/A              N/A
    End of period                             $11.48           $10.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          817             1,021             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(847)

  Accumulation unit value:
    Beginning of period                       $12.84           $12.06             N/A              N/A              N/A
    End of period                             $14.68           $12.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          636              814              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.76%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(705)

  Accumulation unit value:
    Beginning of period                       $11.17           $10.71           $10.47             N/A              N/A
    End of period                             $11.73           $11.17           $10.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,827           13,793            1,324             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(841)

  Accumulation unit value:
    Beginning of period                       $11.49           $10.44             N/A              N/A              N/A
    End of period                             $15.24           $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,325           13,349             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(705)

  Accumulation unit value:
    Beginning of period                       $12.05           $11.42           $11.11             N/A              N/A
    End of period                             $13.42           $12.05           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,616            7,430             161              N/A              N/A

JNL/Alger Growth Division(705)

  Accumulation unit value:
    Beginning of period                       $16.82           $15.40           $14.87             N/A              N/A
    End of period                             $17.18           $16.82           $15.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,327            1,632             30               N/A              N/A

JNL/Alliance Capital Growth Division(719)

  Accumulation unit value:
    Beginning of period                         N/A             $9.05            $8.97             N/A              N/A
    End of period                               N/A             $8.19            $9.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               345              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(713)

  Accumulation unit value:
    Beginning of period                       $15.44           $15.35           $14.90             N/A              N/A
    End of period                             $16.88           $15.44           $15.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          216              175              391              N/A              N/A

JNL/Eagle SmallCap Equity Division(705)

  Accumulation unit value:
    Beginning of period                       $17.44           $17.48           $16.57             N/A              N/A
    End of period                             $20.37           $17.44           $17.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,234            3,911             708              N/A              N/A

JNL/FMR Balanced Division(710)

  Accumulation unit value:
    Beginning of period                       $10.25            $9.57            $9.33             N/A              N/A
    End of period                             $11.04           $10.25            $9.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,020           17,959            1,370             N/A              N/A

JNL/FMR MidCap Equity Division(702)

  Accumulation unit value:
    Beginning of period                       $19.03           $18.43           $17.20             N/A              N/A
    End of period                             $20.75           $19.03           $18.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,921            1,750             121              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1138)

  Accumulation unit value:
    Beginning of period                       $10.19             N/A              N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,136             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(848)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.46             N/A              N/A              N/A
    End of period                             $12.40           $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,828            8,735             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(848)

  Accumulation unit value:
    Beginning of period                       $11.18           $10.58             N/A              N/A              N/A
    End of period                             $12.59           $11.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,956            7,231             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1185)

  Accumulation unit value:
    Beginning of period                       $10.09             N/A              N/A              N/A              N/A
    End of period                             $10.12             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,201             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(549)

  Accumulation unit value:
    Beginning of period                       $12.73           $11.83           $10.83             N/A              N/A
    End of period                             $15.19           $12.73           $11.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,485            6,695             270              N/A              N/A

JNL/JPMorgan International Value
Division(549)

  Accumulation unit value:
    Beginning of period                       $11.00            $9.54            $8.59             N/A              N/A
    End of period                             $14.12           $11.00            $9.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,094           22,490             646              N/A              N/A

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          958              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(702)

  Accumulation unit value:
    Beginning of period                       $16.63           $15.71           $14.77             N/A              N/A
    End of period                             $18.54           $16.63           $15.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,730           14,234            3,492             N/A              N/A

JNL/Lazard Small Cap Value Division(702)

  Accumulation unit value:
    Beginning of period                       $13.58           $13.33           $12.60             N/A              N/A
    End of period                             $15.43           $13.58           $13.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,403            8,753             316              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                       $10.53           $11.15            $9.71             N/A              N/A
    End of period                             $11.49           $10.53           $11.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        113,086          113,653          22,953             N/A              N/A

JNL/MCM Bond Index Division(724)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.67           $10.70             N/A              N/A
    End of period                             $10.66           $10.58           $10.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,762           30,440            1,774             N/A              N/A

JNL/MCM Communications Sector
Division(753)

  Accumulation unit value:
    Beginning of period                        $4.16            $4.04             N/A              N/A              N/A
    End of period                              $5.51            $4.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,242            2,611             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(710)

  Accumulation unit value:
    Beginning of period                        $9.62           $10.13            $9.74             N/A              N/A
    End of period                             $10.61            $9.62           $10.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,702            1,713            1,151             N/A              N/A

JNL/MCM Dow 10 Division(546)

  Accumulation unit value:
    Beginning of period                        $8.20            $8.94            $8.73             N/A              N/A
    End of period                             $10.34            $8.20            $8.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        112,205          98,366           20,895             N/A              N/A

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                        $9.90             N/A              N/A              N/A              N/A
    End of period                             $11.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,466             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(818)

  Accumulation unit value:
    Beginning of period                        $7.82            $7.26             N/A              N/A              N/A
    End of period                              $8.89            $7.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,689            5,835             N/A              N/A              N/A

JNL/MCM Financial Sector Division(734)

  Accumulation unit value:
    Beginning of period                       $11.64           $11.28           $11.27             N/A              N/A
    End of period                             $13.44           $11.64           $11.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,712            8,538             913              N/A              N/A

JNL/MCM Global 15 Division(479)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.97            $8.80            $8.57             N/A
    End of period                             $16.02           $11.75           $10.97            $8.80             N/A
  Accumulation units outstanding
  at the end of period                        118,297          111,689          29,664            3,034             N/A

JNL/MCM Healthcare Sector Division(705)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.04            $9.61             N/A              N/A
    End of period                             $10.87           $10.51           $10.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,536           19,428             326              N/A              N/A

JNL/MCM International Index Division(546)

  Accumulation unit value:
    Beginning of period                       $14.40           $13.06           $11.49             N/A              N/A
    End of period                             $17.59           $14.40           $13.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,950           40,093            9,464             N/A              N/A

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                       $11.71           $10.87            $9.86             N/A              N/A
    End of period                             $13.53           $11.71           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        997,813          912,308          97,089             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1103)

  Accumulation unit value:
    Beginning of period                        $9.45             N/A              N/A              N/A              N/A
    End of period                             $10.64             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,491             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(765)

  Accumulation unit value:
    Beginning of period                       $10.40            $9.69             N/A              N/A              N/A
    End of period                             $10.60           $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,281           18,959             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                       $21.55           $16.19           $13.69             N/A              N/A
    End of period                             $25.32           $21.55           $16.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,047           37,236            4,640             N/A              N/A

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                       $12.38            $9.27            $7.98             N/A              N/A
    End of period                             $12.61           $12.38            $9.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                        108,628          90,182           26,070             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(592)

  Accumulation unit value:
    Beginning of period                       $13.46           $12.36           $11.10             N/A              N/A
    End of period                             $14.36           $13.46           $12.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,012           48,221            8,817             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(709)

  Accumulation unit value:
    Beginning of period                       $10.25           $10.10            $9.77             N/A              N/A
    End of period                             $11.48           $10.25           $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                        80,975           86,508           19,199             N/A              N/A

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                       $18.17           $17.14           $15.05             N/A              N/A
    End of period                             $19.35           $18.17           $17.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                        68,592           70,798           15,754             N/A              N/A

JNL/MCM Small Cap Index Division(574)

  Accumulation unit value:
    Beginning of period                       $12.84           $12.66           $10.84             N/A              N/A
    End of period                             $14.68           $12.84           $12.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,013           44,317           15,851             N/A              N/A

JNL/MCM Technology Sector Division(705)

  Accumulation unit value:
    Beginning of period                        $5.31            $5.33            $5.23             N/A              N/A
    End of period                              $5.65            $5.31            $5.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,962           21,365             584              N/A              N/A

JNL/MCM Value Line 25 Division(710)

  Accumulation unit value:
    Beginning of period                       $15.39           $11.39           $10.67             N/A              N/A
    End of period                             $14.76           $15.39           $11.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        236,427          162,795          31,209             N/A              N/A

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                       $11.79           $11.04           $10.52             N/A              N/A
    End of period                             $12.87           $11.79           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        115,831          93,513           11,677             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(549)

  Accumulation unit value:
    Beginning of period                       $11.93           $10.78            $9.83             N/A              N/A
    End of period                             $13.58           $11.93           $10.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,507           17,279             501              N/A              N/A

JNL/Oppenheimer Growth Division(864)

  Accumulation unit value:
    Beginning of period                        $8.29            $7.71             N/A              N/A              N/A
    End of period                              $8.46            $8.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,734            2,734             N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(678)

  Accumulation unit value:
    Beginning of period                       $12.67           $12.73           $12.62             N/A              N/A
    End of period                             $12.75           $12.67           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,665           15,682            3,049             N/A              N/A

JNL/PPM America High Yield Bond
Division(450)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.78           $13.43             N/A
    End of period                               N/A              N/A            $14.11           $13.78             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              1,936             N/A

JNL/Putnam Equity Division(710)

  Accumulation unit value:
    Beginning of period                       $18.74           $17.71           $16.91             N/A              N/A
    End of period                             $20.74           $18.74           $17.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,413            1,073             343              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(751)

  Accumulation unit value:
    Beginning of period                        $7.76            $6.80             N/A              N/A              N/A
    End of period                              $7.98            $7.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,116           13,847             N/A              N/A              N/A

JNL/Putnam Value Equity Division(742)

  Accumulation unit value:
    Beginning of period                       $17.75           $17.07             N/A              N/A              N/A
    End of period                             $19.52           $17.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,700            2,330             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(542)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.63             N/A              N/A
    End of period                               N/A              N/A             $9.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(512)

  Accumulation unit value:
    Beginning of period                       $12.21           $11.57           $10.81             N/A              N/A
    End of period                             $13.73           $12.21           $11.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,479           20,089           10,669             N/A              N/A

JNL/S&P Managed Conservative Division(694)

  Accumulation unit value:
    Beginning of period                       $10.38           $10.28           $10.03             N/A              N/A
    End of period                             $10.89           $10.38           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        110,514          91,812            9,935             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(434)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.78           $10.87           $10.41             N/A
    End of period                             $13.67           $12.31           $11.78           $10.87             N/A
  Accumulation units outstanding
  at the end of period                        66,509           100,428          18,711            6,994             N/A

JNL/S&P Managed Moderate Division(724)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.47           $10.36             N/A              N/A
    End of period                             $11.48           $10.69           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        54,456           53,702            4,428             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(734)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.50           $11.49             N/A              N/A
    End of period                             $12.99           $11.91           $11.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        123,718          126,934           1,131             N/A              N/A

JNL/S&P Retirement 2015 Division(1011)

  Accumulation unit value:
    Beginning of period                        $9.92             N/A              N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          596              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(709)

  Accumulation unit value:
    Beginning of period                       $20.69           $20.20           $19.65             N/A              N/A
    End of period                             $22.88           $20.69           $20.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,159            7,706             260              N/A              N/A

JNL/Select Global Growth Division(705)

  Accumulation unit value:
    Beginning of period                       $20.23           $20.37           $19.88             N/A              N/A
    End of period                             $22.30           $20.23           $20.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                          200              203              10               N/A              N/A

JNL/Select Large Cap Growth Division(705)

  Accumulation unit value:
    Beginning of period                       $23.34           $22.91           $22.22             N/A              N/A
    End of period                             $23.75           $23.34           $22.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,920            1,078              7               N/A              N/A

JNL/Select Money Market Division(702)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.73           $10.75             N/A              N/A
    End of period                             $10.90           $10.72           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,470           41,482            9,091             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(705)

  Accumulation unit value:
    Beginning of period                       $16.78           $15.95           $15.55             N/A              N/A
    End of period                             $19.74           $16.78           $15.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,921            1,313             54               N/A              N/A

JNL/T.Rowe Price Established Growth
Division(440)

  Accumulation unit value:
    Beginning of period                       $23.35           $22.62           $21.16           $19.57             N/A
    End of period                             $25.82           $23.35           $22.62           $21.16             N/A
  Accumulation units outstanding
  at the end of period                         7,394            7,204            1,590             850              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(678)

  Accumulation unit value:
    Beginning of period                       $32.59           $29.36           $26.74             N/A              N/A
    End of period                             $33.86           $32.59           $29.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,785           11,060            2,843             N/A              N/A

JNL/T.Rowe Price Value Division(440)

  Accumulation unit value:
    Beginning of period                       $12.81           $12.41           $11.07           $10.04             N/A
    End of period                             $14.96           $12.81           $12.41           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        23,130           18,153            5,778            4,153             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.79           $11.92           $11.62             N/A              N/A
    End of period                             $12.68           $11.79           $11.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,669           12,138            8,348             N/A              N/A

JNL/Western Asset Strategic Bond
Division(572)

  Accumulation unit value:
    Beginning of period                       $16.31           $16.34           $15.45             N/A              N/A
    End of period                             $16.61           $16.31           $16.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,339           24,420             285              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                       $13.61           $13.67           $13.27             N/A              N/A
    End of period                             $13.67           $13.61           $13.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,178            3,372             600              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.77%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(534)

  Accumulation unit value:
    Beginning of period                       $12.72           $11.81           $10.42             N/A              N/A
    End of period                             $15.17           $12.72           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          740              741              742              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(534)

  Accumulation unit value:
    Beginning of period                       $16.62           $15.70           $13.47             N/A              N/A
    End of period                             $18.52           $16.62           $15.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          572              573              573              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division(1126)

  Accumulation unit value:
    Beginning of period                       $10.95             N/A              N/A              N/A              N/A
    End of period                             $11.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          798              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(502)

  Accumulation unit value:
    Beginning of period                        $7.81            $7.71            $7.38             N/A              N/A
    End of period                              $8.88            $7.81            $7.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,419            3,575            3,752             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(534)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.02            $9.98             N/A              N/A
    End of period                             $10.85           $10.49           $10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          773              773              774              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(1126)

  Accumulation unit value:
    Beginning of period                       $12.48             N/A              N/A              N/A              N/A
    End of period                             $13.53             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          350              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(1126)

  Accumulation unit value:
    Beginning of period                       $24.97             N/A              N/A              N/A              N/A
    End of period                             $25.29             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          175              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(1126)

  Accumulation unit value:
    Beginning of period                       $12.67             N/A              N/A              N/A              N/A
    End of period                             $12.59             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          345              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(504)

  Accumulation unit value:
    Beginning of period                       $10.25           $10.09            $9.55             N/A              N/A
    End of period                             $11.47           $10.25           $10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,771            6,026            6,314             N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(862)

  Accumulation unit value:
    Beginning of period                       $15.38           $12.42             N/A              N/A              N/A
    End of period                             $14.76           $15.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,509            3,198             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(456)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.01            $9.56             N/A
    End of period                               N/A              N/A            $10.10           $10.01             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -              5,350             N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(456)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.56           $10.55           $10.01             N/A
    End of period                             $13.71           $12.20           $11.56           $10.55             N/A
  Accumulation units outstanding
  at the end of period                         2,554            2,554            2,554            2,554             N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(456)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.77           $10.86           $10.39             N/A
    End of period                             $13.66           $12.30           $11.77           $10.86             N/A
  Accumulation units outstanding
  at the end of period                         7,397            7,397            7,397            2,462             N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(456)

  Accumulation unit value:
    Beginning of period                       $11.90           $11.50           $10.79           $10.36             N/A
    End of period                             $12.98           $11.90           $11.50           $10.79             N/A
  Accumulation units outstanding
  at the end of period                         2,468            2,468            2,468            2,468             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(534)

  Accumulation unit value:
    Beginning of period                       $12.80           $12.40           $11.05             N/A              N/A
    End of period                             $14.95           $12.80           $12.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          698              698              699              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.795%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(937)

  Accumulation unit value:
    Beginning of period                       $11.16           $10.44             N/A              N/A              N/A
    End of period                             $11.70           $11.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.49           $10.73             N/A              N/A              N/A
    End of period                             $15.23           $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,164            2,962             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(937)

  Accumulation unit value:
    Beginning of period                       $17.38           $16.43             N/A              N/A              N/A
    End of period                             $20.27           $17.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/FMR Balanced Division(794)

  Accumulation unit value:
    Beginning of period                       $10.23            $9.37             N/A              N/A              N/A
    End of period                             $11.02           $10.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,792            1,954             N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(1181)

  Accumulation unit value:
    Beginning of period                       $14.46             N/A              N/A              N/A              N/A
    End of period                             $15.12             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          476              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(721)

  Accumulation unit value:
    Beginning of period                       $10.97            $9.51            $9.11             N/A              N/A
    End of period                             $14.08           $10.97            $9.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,611            1,921             778              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                       $16.58           $15.68             N/A              N/A              N/A
    End of period                             $18.48           $16.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(721)

  Accumulation unit value:
    Beginning of period                       $13.54           $13.30           $12.88             N/A              N/A
    End of period                             $15.38           $13.54           $13.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               550              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(521)

  Accumulation unit value:
    Beginning of period                       $10.50           $11.13            $9.38             N/A              N/A
    End of period                             $11.46           $10.50           $11.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,181             98               109              N/A              N/A

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                       $10.56           $10.66           $10.70             N/A              N/A
    End of period                             $10.65           $10.56           $10.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,431            1,280             763              N/A              N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.74             N/A              N/A              N/A              N/A
    End of period                              $5.49             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,484             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(682)

  Accumulation unit value:
    Beginning of period                        $9.60           $10.11            $9.04             N/A              N/A
    End of period                             $10.59            $9.60           $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               451              451              N/A              N/A

JNL/MCM Dow 10 Division(521)

  Accumulation unit value:
    Beginning of period                        $8.18            $8.92            $8.92             N/A              N/A
    End of period                             $10.31            $8.18            $8.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,792            5,493            1,548             N/A              N/A

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                       $11.42             N/A              N/A              N/A              N/A
    End of period                             $11.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,181             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(755)

  Accumulation unit value:
    Beginning of period                       $11.62           $10.77             N/A              N/A              N/A
    End of period                             $13.41           $11.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,334            3,334             N/A              N/A              N/A

JNL/MCM Global 15 Division(521)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.94            $9.65             N/A              N/A
    End of period                             $15.98           $11.73           $10.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,085             428              509              N/A              N/A

JNL/MCM Healthcare Sector Division(755)

  Accumulation unit value:
    Beginning of period                       $10.47            $9.75             N/A              N/A              N/A
    End of period                             $10.82           $10.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,352            2,354             N/A              N/A              N/A

JNL/MCM International Index Division(682)

  Accumulation unit value:
    Beginning of period                       $14.38           $13.05           $11.49             N/A              N/A
    End of period                             $17.56           $14.38           $13.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,555             931              710              N/A              N/A

JNL/MCM JNL 5 Division(774)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.01             N/A              N/A              N/A
    End of period                             $13.52           $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,086           14,368             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1063)

  Accumulation unit value:
    Beginning of period                       $10.02             N/A              N/A              N/A              N/A
    End of period                             $10.64             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        77,922             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(682)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.80            $9.89             N/A              N/A
    End of period                             $10.59           $10.39           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               825              825              N/A              N/A

JNL/MCM Oil & Gas Sector Division(682)

  Accumulation unit value:
    Beginning of period                       $21.50           $16.16           $15.33             N/A              N/A
    End of period                             $25.25           $21.50           $16.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,148            5,388            1,171             N/A              N/A

JNL/MCM S&P 10 Division(521)

  Accumulation unit value:
    Beginning of period                       $12.35            $9.25            $8.08             N/A              N/A
    End of period                             $12.57           $12.35            $9.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                          716             1,477            1,571             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(682)

  Accumulation unit value:
    Beginning of period                       $13.44           $12.34           $10.99             N/A              N/A
    End of period                             $14.34           $13.44           $12.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,888            1,073             743              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(682)

  Accumulation unit value:
    Beginning of period                       $10.24           $10.09            $9.30             N/A              N/A
    End of period                             $11.46           $10.24           $10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,539            1,434             877              N/A              N/A

JNL/MCM Select Small-Cap Division(521)

  Accumulation unit value:
    Beginning of period                       $18.13           $17.11           $14.81             N/A              N/A
    End of period                             $19.30           $18.13           $17.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          418              264              313              N/A              N/A

JNL/MCM Small Cap Index Division(682)

  Accumulation unit value:
    Beginning of period                       $12.82           $12.65           $11.11             N/A              N/A
    End of period                             $14.65           $12.82           $12.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,771             963              734              N/A              N/A

JNL/MCM Technology Sector Division(983)

  Accumulation unit value:
    Beginning of period                        $5.30            $5.30             N/A              N/A              N/A
    End of period                              $5.63            $5.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          860             1,994             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(682)

  Accumulation unit value:
    Beginning of period                       $15.38           $11.39            $9.61             N/A              N/A
    End of period                             $14.75           $15.38           $11.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,587            2,399             849              N/A              N/A

JNL/MCM VIP Division(1087)

  Accumulation unit value:
    Beginning of period                       $11.36             N/A              N/A              N/A              N/A
    End of period                             $12.86             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          354              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(755)

  Accumulation unit value:
    Beginning of period                       $11.91           $10.25             N/A              N/A              N/A
    End of period                             $13.55           $11.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,636            3,636             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(794)

  Accumulation unit value:
    Beginning of period                       $12.63           $12.52             N/A              N/A              N/A
    End of period                             $12.71           $12.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,002             733              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(810)

  Accumulation unit value:
    Beginning of period                       $12.17           $10.79             N/A              N/A              N/A
    End of period                             $13.68           $12.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             26,288             N/A              N/A              N/A

JNL/S&P Managed Conservative Division(797)

  Accumulation unit value:
    Beginning of period                       $10.37           $10.10             N/A              N/A              N/A
    End of period                             $10.88           $10.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,721           17,721             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(734)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.47           $10.45             N/A              N/A
    End of period                             $11.48           $10.69           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,069           16,706           13,676             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(417)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.48           $10.77           $10.16             N/A
    End of period                             $12.96           $11.88           $11.48           $10.77             N/A
  Accumulation units outstanding
  at the end of period                         3,587            4,070            2,007            2,010             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(794)

  Accumulation unit value:
    Beginning of period                       $20.61           $19.80             N/A              N/A              N/A
    End of period                             $22.79           $20.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          858              936              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(935)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.66             N/A              N/A              N/A
    End of period                             $10.86           $10.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             68,736             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(937)

  Accumulation unit value:
    Beginning of period                       $16.77           $15.81             N/A              N/A              N/A
    End of period                             $19.77           $16.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(755)

  Accumulation unit value:
    Beginning of period                       $23.26           $21.69             N/A              N/A              N/A
    End of period                             $25.72           $23.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,203            2,203             N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(755)

  Accumulation unit value:
    Beginning of period                       $32.47           $28.02             N/A              N/A              N/A
    End of period                             $33.72           $32.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,338            1,378             N/A              N/A              N/A

JNL/T.Rowe Price Value Division(721)

  Accumulation unit value:
    Beginning of period                       $12.79           $12.39           $11.91             N/A              N/A
    End of period                             $14.95           $12.79           $12.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               595              N/A              N/A

JNL/Western Asset High Yield Bond
Division(794)

  Accumulation unit value:
    Beginning of period                       $11.75           $11.66             N/A              N/A              N/A
    End of period                             $12.63           $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,076             801              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(937)

  Accumulation unit value:
    Beginning of period                       $16.24           $16.20             N/A              N/A              N/A
    End of period                             $16.52           $16.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(937)

  Accumulation unit value:
    Beginning of period                       $13.56           $13.57             N/A              N/A              N/A
    End of period                             $13.61           $13.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.80%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(320)

  Accumulation unit value:
    Beginning of period                       $11.16           $10.70           $10.00            $8.36             N/A
    End of period                             $11.70           $11.16           $10.70           $10.00             N/A
  Accumulation units outstanding
  at the end of period                          171              170               -                -               N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.48           $10.73             N/A              N/A              N/A
    End of period                             $15.23           $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,577             448              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(320)

  Accumulation unit value:
    Beginning of period                       $15.38           $15.30           $14.80           $12.63             N/A
    End of period                             $16.81           $15.38           $15.30           $14.80             N/A
  Accumulation units outstanding
  at the end of period                          48               49                -                -               N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(296)

  Accumulation unit value:
    Beginning of period                       $10.22            $9.55            $8.98            $8.04             N/A
    End of period                             $11.01           $10.22            $9.55            $8.98             N/A
  Accumulation units outstanding
  at the end of period                        11,999           12,225              -                -               N/A

JNL/FMR MidCap Equity Division(398)

  Accumulation unit value:
    Beginning of period                       $18.95           $18.36           $16.00           $14.62             N/A
    End of period                             $20.65           $18.95           $18.36           $16.00             N/A
  Accumulation units outstanding
  at the end of period                          39               40                -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(863)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.59             N/A              N/A              N/A
    End of period                             $12.39           $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          64               69               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(863)

  Accumulation unit value:
    Beginning of period                       $11.18           $10.85             N/A              N/A              N/A
    End of period                             $12.58           $11.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          203               -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(320)

  Accumulation unit value:
    Beginning of period                       $12.68           $11.78           $10.41            $8.32             N/A
    End of period                             $15.12           $12.68           $11.78           $10.41             N/A
  Accumulation units outstanding
  at the end of period                          54               61                -                -               N/A

JNL/JPMorgan International Value
Division(398)

  Accumulation unit value:
    Beginning of period                       $10.97            $9.51            $7.98            $6.66             N/A
    End of period                             $14.07           $10.97            $9.51            $7.98             N/A
  Accumulation units outstanding
  at the end of period                         2,058            1,336              -                -               N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(296)

  Accumulation unit value:
    Beginning of period                       $16.58           $15.67           $12.92           $10.01             N/A
    End of period                             $18.47           $16.58           $15.67           $12.92             N/A
  Accumulation units outstanding
  at the end of period                          951               -                -                -               N/A

JNL/Lazard Small Cap Value Division(320)

  Accumulation unit value:
    Beginning of period                       $13.53           $13.30           $11.85            $8.89             N/A
    End of period                             $15.37           $13.53           $13.30           $11.85             N/A
  Accumulation units outstanding
  at the end of period                          576              576               -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(368)

  Accumulation unit value:
    Beginning of period                       $10.50           $11.12            $9.38            $7.59             N/A
    End of period                             $11.46           $10.50           $11.12            $9.38             N/A
  Accumulation units outstanding
  at the end of period                         4,667            4,893              -                -               N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.74             N/A              N/A              N/A              N/A
    End of period                              $5.49             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,144             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(368)

  Accumulation unit value:
    Beginning of period                        $8.18            $8.92            $8.92            $7.67             N/A
    End of period                             $10.31            $8.18            $8.92            $8.92             N/A
  Accumulation units outstanding
  at the end of period                         5,538              -                -                -               N/A

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                       $11.42             N/A              N/A              N/A              N/A
    End of period                             $11.68             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,439             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(699)

  Accumulation unit value:
    Beginning of period                       $11.62           $11.26           $10.76             N/A              N/A
    End of period                             $13.41           $11.62           $11.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          193               -                -               N/A              N/A

JNL/MCM Global 15 Division(368)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.94            $8.78            $7.67             N/A
    End of period                             $15.98           $11.72           $10.94            $8.78             N/A
  Accumulation units outstanding
  at the end of period                         5,234            4,578              -                -               N/A

JNL/MCM Healthcare Sector Division(894)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.47             N/A              N/A              N/A
    End of period                             $10.82           $10.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM International Index Division(296)

  Accumulation unit value:
    Beginning of period                       $14.38           $13.05           $11.23            $7.86             N/A
    End of period                             $17.56           $14.38           $13.05           $11.23             N/A
  Accumulation units outstanding
  at the end of period                          235              430               -                -               N/A

JNL/MCM JNL 5 Division(865)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.00             N/A              N/A              N/A
    End of period                             $13.52           $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,531           21,519             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(883)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.40             N/A              N/A              N/A
    End of period                             $10.59           $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                       $21.49           $16.15           $14.07             N/A              N/A
    End of period                             $25.24           $21.49           $16.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,832            1,303              -               N/A              N/A

JNL/MCM S&P 10 Division(333)

  Accumulation unit value:
    Beginning of period                       $12.35            $9.25            $8.09            $7.29             N/A
    End of period                             $12.57           $12.35            $9.25            $8.09             N/A
  Accumulation units outstanding
  at the end of period                         4,065            4,822              -                -               N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                       $10.24           $10.09            $9.42            $7.85             N/A
    End of period                             $11.46           $10.24           $10.09            $9.42             N/A
  Accumulation units outstanding
  at the end of period                           -               204               -                -               N/A

JNL/MCM Select Small-Cap Division(333)

  Accumulation unit value:
    Beginning of period                       $18.12           $17.11           $15.63           $11.76             N/A
    End of period                             $19.29           $18.12           $17.11           $15.63             N/A
  Accumulation units outstanding
  at the end of period                         2,848            2,811              -                -               N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(983)

  Accumulation unit value:
    Beginning of period                        $5.29            $5.29             N/A              N/A              N/A
    End of period                              $5.63            $5.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               378              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.36             N/A              N/A              N/A
    End of period                             $12.86           $11.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(296)

  Accumulation unit value:
    Beginning of period                       $11.91           $10.77            $9.39            $6.46             N/A
    End of period                             $13.55           $11.91           $10.77            $9.39             N/A
  Accumulation units outstanding
  at the end of period                          217              128               -                -               N/A

JNL/Oppenheimer Growth Division(385)

  Accumulation unit value:
    Beginning of period                        $8.27            $7.79            $7.69            $7.31             N/A
    End of period                              $8.44            $8.27            $7.79            $7.69             N/A
  Accumulation units outstanding
  at the end of period                          286               -                -                -               N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(296)

  Accumulation unit value:
    Beginning of period                       $12.63           $12.69           $12.50           $12.38             N/A
    End of period                             $12.71           $12.63           $12.69           $12.50             N/A
  Accumulation units outstanding
  at the end of period                          461              448               -                -               N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division(894)

  Accumulation unit value:
    Beginning of period                       $18.66           $17.98             N/A              N/A              N/A
    End of period                             $20.64           $18.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(1052)

  Accumulation unit value:
    Beginning of period                        $8.58             N/A              N/A              N/A              N/A
    End of period                              $7.96             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(827)

  Accumulation unit value:
    Beginning of period                       $10.37           $10.13             N/A              N/A              N/A
    End of period                             $10.88           $10.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(322)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.75           $10.85            $9.49             N/A
    End of period                             $13.63           $12.28           $11.75           $10.85             N/A
  Accumulation units outstanding
  at the end of period                         1,309            1,309              -                -               N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                       $16.76           $15.93           $14.28           $12.05             N/A
    End of period                             $19.71           $16.76           $15.93           $14.28             N/A
  Accumulation units outstanding
  at the end of period                         1,031            1,038              -                -               N/A

JNL/T.Rowe Price Established Growth
Division(412)

  Accumulation unit value:
    Beginning of period                       $23.25           $22.53           $21.09           $19.63             N/A
    End of period                             $25.70           $23.25           $22.53           $21.09             N/A
  Accumulation units outstanding
  at the end of period                          162              64                -                -               N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(296)

  Accumulation unit value:
    Beginning of period                       $32.46           $29.25           $25.49           $18.79             N/A
    End of period                             $33.71           $32.46           $29.25           $25.49             N/A
  Accumulation units outstanding
  at the end of period                          94               24                -                -               N/A

JNL/T.Rowe Price Value Division(296)

  Accumulation unit value:
    Beginning of period                       $12.78           $12.38           $11.05            $8.24             N/A
    End of period                             $14.92           $12.78           $12.38           $11.05             N/A
  Accumulation units outstanding
  at the end of period                          335              342               -                -               N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.89           $11.59             N/A              N/A
    End of period                             $12.63           $11.76           $11.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                          158               -                -               N/A              N/A

JNL/Western Asset Strategic Bond
Division(296)

  Accumulation unit value:
    Beginning of period                       $16.24           $16.28           $15.66           $14.55             N/A
    End of period                             $16.54           $16.24           $16.28           $15.66             N/A
  Accumulation units outstanding
  at the end of period                          119              117               -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.805%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(976)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.87             N/A              N/A              N/A
    End of period                             $12.94           $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,947           12,906             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.81%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(449)

  Accumulation unit value:
    Beginning of period                       $11.15           $10.70           $10.00            $9.97             N/A
    End of period                             $11.70           $11.15           $10.70           $10.00             N/A
  Accumulation units outstanding
  at the end of period                           -                -              1,332            2,006             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                       $11.48           $10.26             N/A              N/A              N/A
    End of period                             $15.23           $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,906            2,975             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(452)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.41           $10.98           $10.68             N/A
    End of period                             $13.39           $12.03           $11.41           $10.98             N/A
  Accumulation units outstanding
  at the end of period                          602              602             1,394             602              N/A

JNL/Alger Growth Division(449)

  Accumulation unit value:
    Beginning of period                       $16.74           $15.33           $15.01           $14.61             N/A
    End of period                             $17.08           $16.74           $15.33           $15.01             N/A
  Accumulation units outstanding
  at the end of period                          902              903             1,778            2,272             N/A

JNL/Alliance Capital Growth Division(452)

  Accumulation unit value:
    Beginning of period                         N/A             $9.02            $8.72            $8.43             N/A
    End of period                               N/A             $8.16            $9.02            $8.72             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,182            1,183             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(449)

  Accumulation unit value:
    Beginning of period                       $15.37           $15.29           $14.79           $14.16             N/A
    End of period                             $16.79           $15.37           $15.29           $14.79             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -              1,413             N/A

JNL/Eagle SmallCap Equity Division(452)

  Accumulation unit value:
    Beginning of period                       $17.36           $17.41           $15.08           $14.86             N/A
    End of period                             $20.27           $17.36           $17.41           $15.08             N/A
  Accumulation units outstanding
  at the end of period                         2,480            2,556            1,787             867              N/A

JNL/FMR Balanced Division(449)

  Accumulation unit value:
    Beginning of period                       $10.22            $9.54            $8.97            $8.71             N/A
    End of period                             $11.01           $10.22            $9.54            $8.97             N/A
  Accumulation units outstanding
  at the end of period                           -                -              2,371            2,296             N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1117)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,484             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(876)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.99             N/A              N/A              N/A
    End of period                             $12.39           $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,835            1,845             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(964)

  Accumulation unit value:
    Beginning of period                       $11.18           $11.06             N/A              N/A              N/A
    End of period                             $12.58           $11.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,198            7,238             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(815)

  Accumulation unit value:
    Beginning of period                       $12.67           $11.51             N/A              N/A              N/A
    End of period                             $15.10           $12.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/JPMorgan International Value
Division(486)

  Accumulation unit value:
    Beginning of period                       $10.96            $9.50            $7.98            $7.98             N/A
    End of period                             $14.06           $10.96            $9.50            $7.98             N/A
  Accumulation units outstanding
  at the end of period                         8,052            5,402            2,264             455              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(449)

  Accumulation unit value:
    Beginning of period                       $16.57           $15.66           $12.91           $12.43             N/A
    End of period                             $18.45           $16.57           $15.66           $12.91             N/A
  Accumulation units outstanding
  at the end of period                         2,006            2,446             952             1,890             N/A

JNL/Lazard Small Cap Value Division(449)

  Accumulation unit value:
    Beginning of period                       $13.52           $13.29           $11.85           $11.40             N/A
    End of period                             $15.36           $13.52           $13.29           $11.85             N/A
  Accumulation units outstanding
  at the end of period                          812              808             7,161            2,033             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(456)

  Accumulation unit value:
    Beginning of period                       $10.49           $11.12            $9.38            $8.38             N/A
    End of period                             $11.45           $10.49           $11.12            $9.38             N/A
  Accumulation units outstanding
  at the end of period                        16,005           14,418           11,370            3,508             N/A

JNL/MCM Bond Index Division(621)

  Accumulation unit value:
    Beginning of period                       $10.56           $10.66           $10.54             N/A              N/A
    End of period                             $10.64           $10.56           $10.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,966            5,256            2,205             N/A              N/A

JNL/MCM Communications Sector
Division(982)

  Accumulation unit value:
    Beginning of period                        $4.15            $4.16             N/A              N/A              N/A
    End of period                              $5.49            $4.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,901            3,537             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(449)

  Accumulation unit value:
    Beginning of period                        $8.18            $8.91            $8.91            $8.03             N/A
    End of period                             $10.30            $8.18            $8.91            $8.91             N/A
  Accumulation units outstanding
  at the end of period                        29,381           21,095           16,284            7,426             N/A

JNL/MCM Dow Dividend Division(1020)

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A              N/A
    End of period                             $11.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,623             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(452)

  Accumulation unit value:
    Beginning of period                        $7.79            $7.69            $7.11            $6.67             N/A
    End of period                              $8.85            $7.79            $7.69            $7.11             N/A
  Accumulation units outstanding
  at the end of period                         1,440            1,476            1,476            1,477             N/A

JNL/MCM Financial Sector Division(947)

  Accumulation unit value:
    Beginning of period                       $11.61           $11.23             N/A              N/A              N/A
    End of period                             $13.39           $11.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Global 15 Division(456)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.94            $8.78            $8.26             N/A
    End of period                             $15.96           $11.72           $10.94            $8.78             N/A
  Accumulation units outstanding
  at the end of period                        30,640           27,388           11,265            3,617             N/A

JNL/MCM Healthcare Sector Division(839)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.37             N/A              N/A              N/A
    End of period                             $10.81           $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM International Index Division(449)

  Accumulation unit value:
    Beginning of period                       $14.37           $13.04           $11.23           $10.24             N/A
    End of period                             $17.55           $14.37           $13.04           $11.23             N/A
  Accumulation units outstanding
  at the end of period                        46,105           48,143           48,597             976              N/A

JNL/MCM JNL 5 Division(803)

  Accumulation unit value:
    Beginning of period                       $11.70           $10.99             N/A              N/A              N/A
    End of period                             $13.52           $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        123,361          81,691             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(891)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.28             N/A              N/A              N/A
    End of period                             $10.58           $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,282            6,112             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(615)

  Accumulation unit value:
    Beginning of period                       $21.48           $16.15           $14.31             N/A              N/A
    End of period                             $25.22           $21.48           $16.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,641           16,766           10,927             N/A              N/A

JNL/MCM S&P 10 Division(456)

  Accumulation unit value:
    Beginning of period                       $12.34            $9.25            $8.08            $7.46             N/A
    End of period                             $12.56           $12.34            $9.25            $8.08             N/A
  Accumulation units outstanding
  at the end of period                         9,887           13,307            8,692            3,981             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(452)

  Accumulation unit value:
    Beginning of period                       $13.43           $12.34           $10.96           $10.53             N/A
    End of period                             $14.33           $13.43           $12.34           $10.96             N/A
  Accumulation units outstanding
  at the end of period                        46,844           55,579           42,068             610              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(530)

  Accumulation unit value:
    Beginning of period                       $10.23           $10.08            $9.77             N/A              N/A
    End of period                             $11.45           $10.23           $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,929           37,587           40,004             N/A              N/A

JNL/MCM Select Small-Cap Division(449)

  Accumulation unit value:
    Beginning of period                       $18.11           $17.10           $15.62           $15.36             N/A
    End of period                             $19.28           $18.11           $17.10           $15.62             N/A
  Accumulation units outstanding
  at the end of period                        10,361            9,197            5,829            3,460             N/A

JNL/MCM Small Cap Index Division(546)

  Accumulation unit value:
    Beginning of period                       $12.81           $12.64           $11.53             N/A              N/A
    End of period                             $14.64           $12.81           $12.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,301           69,563           40,614             N/A              N/A

JNL/MCM Technology Sector Division(839)

  Accumulation unit value:
    Beginning of period                        $5.29            $5.10             N/A              N/A              N/A
    End of period                              $5.63            $5.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               344              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(711)

  Accumulation unit value:
    Beginning of period                       $15.38           $11.39           $10.70             N/A              N/A
    End of period                             $14.74           $15.38           $11.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,590           14,914            4,860             N/A              N/A

JNL/MCM VIP Division(713)

  Accumulation unit value:
    Beginning of period                       $11.79           $11.04           $10.64             N/A              N/A
    End of period                             $12.86           $11.79           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,304            1,238           10,272             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(449)

  Accumulation unit value:
    Beginning of period                       $11.91           $10.77            $9.39            $8.77             N/A
    End of period                             $13.54           $11.91           $10.77            $9.39             N/A
  Accumulation units outstanding
  at the end of period                          273              287               -              2,281             N/A

JNL/Oppenheimer Growth Division(746)

  Accumulation unit value:
    Beginning of period                        $8.27            $7.48             N/A              N/A              N/A
    End of period                              $8.43            $8.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          196              197              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(645)

  Accumulation unit value:
    Beginning of period                       $12.62           $12.68           $12.58             N/A              N/A
    End of period                             $12.70           $12.62           $12.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,157             913              568              N/A              N/A

JNL/PPM America High Yield Bond
Division(452)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.72           $13.83             N/A
    End of period                               N/A              N/A            $14.04           $13.72             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               481              N/A

JNL/Putnam Equity Division(815)

  Accumulation unit value:
    Beginning of period                       $18.64           $16.71             N/A              N/A              N/A
    End of period                             $20.62           $18.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(558)

  Accumulation unit value:
    Beginning of period                        $7.73            $7.10            $6.43             N/A              N/A
    End of period                              $7.95            $7.73            $7.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,837            1,847           11,070             N/A              N/A

JNL/Putnam Value Equity Division(449)

  Accumulation unit value:
    Beginning of period                       $17.66           $17.31           $16.23           $15.33             N/A
    End of period                             $19.40           $17.66           $17.31           $16.23             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -              1,305             N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(622)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.42             N/A              N/A
    End of period                               N/A              N/A             $9.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.16           $11.53           $10.63             N/A              N/A
    End of period                             $13.67           $12.16           $11.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        150,998          146,336          105,396            N/A              N/A

JNL/S&P Managed Conservative Division(945)

  Accumulation unit value:
    Beginning of period                       $10.37           $10.21             N/A              N/A              N/A
    End of period                             $10.87           $10.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,966            5,142             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(486)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.74           $10.84           $10.84             N/A
    End of period                             $13.61           $12.27           $11.74           $10.84             N/A
  Accumulation units outstanding
  at the end of period                        89,162           100,545          96,667             349              N/A

JNL/S&P Managed Moderate Division(815)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.18             N/A              N/A              N/A
    End of period                             $11.47           $10.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,915           11,951             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(452)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.46           $10.76           $10.32             N/A
    End of period                             $12.94           $11.86           $11.46           $10.76             N/A
  Accumulation units outstanding
  at the end of period                        99,980           82,983           59,260            1,246             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(521)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.39             N/A              N/A
    End of period                               N/A              N/A            $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(449)

  Accumulation unit value:
    Beginning of period                       $20.58           $20.10           $18.65           $17.94             N/A
    End of period                             $22.74           $20.58           $20.10           $18.65             N/A
  Accumulation units outstanding
  at the end of period                         1,967            1,978              -              1,115             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(652)

  Accumulation unit value:
    Beginning of period                       $23.20           $22.80           $20.15             N/A              N/A
    End of period                             $23.60           $23.20           $22.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,329            4,354            4,379             N/A              N/A

JNL/Select Money Market Division(544)

  Accumulation unit value:
    Beginning of period                       $10.67           $10.68           $10.84             N/A              N/A
    End of period                             $10.84           $10.67           $10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,934            7,929              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(449)

  Accumulation unit value:
    Beginning of period                       $16.75           $15.93           $14.28           $13.52             N/A
    End of period                             $19.70           $16.75           $15.93           $14.28             N/A
  Accumulation units outstanding
  at the end of period                          305              389              389             1,480             N/A

JNL/T.Rowe Price Established Growth
Division(449)

  Accumulation unit value:
    Beginning of period                       $23.22           $22.51           $21.07           $19.98             N/A
    End of period                             $25.67           $23.22           $22.51           $21.07             N/A
  Accumulation units outstanding
  at the end of period                         9,824           11,733           11,094            1,828             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(449)

  Accumulation unit value:
    Beginning of period                       $32.42           $29.22           $25.46           $24.84             N/A
    End of period                             $33.67           $32.42           $29.22           $25.46             N/A
  Accumulation units outstanding
  at the end of period                         3,672            3,724            4,206            1,211             N/A

JNL/T.Rowe Price Value Division(449)

  Accumulation unit value:
    Beginning of period                       $12.78           $12.38           $11.05           $10.40             N/A
    End of period                             $14.91           $12.78           $12.38           $11.05             N/A
  Accumulation units outstanding
  at the end of period                        31,171           35,545           36,059            5,109             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.75           $11.88           $11.59             N/A              N/A
    End of period                             $12.62           $11.75           $11.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,666            5,583            5,535             N/A              N/A

JNL/Western Asset Strategic Bond
Division(746)

  Accumulation unit value:
    Beginning of period                       $16.23           $16.26             N/A              N/A              N/A
    End of period                             $16.52           $16.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,709             91               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(810)

  Accumulation unit value:
    Beginning of period                       $13.54           $13.61             N/A              N/A              N/A
    End of period                             $13.59           $13.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.82%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(871)

  Accumulation unit value:
    Beginning of period                       $11.15           $10.67             N/A              N/A              N/A
    End of period                             $11.69           $11.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,886            1,865             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(871)

  Accumulation unit value:
    Beginning of period                       $11.48           $11.07             N/A              N/A              N/A
    End of period                             $15.23           $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,148            3,596             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(871)

  Accumulation unit value:
    Beginning of period                       $16.55           $16.22             N/A              N/A              N/A
    End of period                             $18.44           $16.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          613              613              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(839)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.47             N/A              N/A              N/A
    End of period                             $11.44           $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(839)

  Accumulation unit value:
    Beginning of period                        $8.17            $8.58             N/A              N/A              N/A
    End of period                             $10.29            $8.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(839)

  Accumulation unit value:
    Beginning of period                       $11.70           $10.69             N/A              N/A              N/A
    End of period                             $15.95           $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(928)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.07             N/A              N/A              N/A
    End of period                             $13.51           $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,567            6,793             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(839)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.12             N/A              N/A              N/A
    End of period                             $10.58           $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(928)

  Accumulation unit value:
    Beginning of period                       $21.45           $21.02             N/A              N/A              N/A
    End of period                             $25.20           $21.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,051             974              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(839)

  Accumulation unit value:
    Beginning of period                       $12.81           $11.87             N/A              N/A              N/A
    End of period                             $14.63           $12.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(839)

  Accumulation unit value:
    Beginning of period                       $15.37           $12.35             N/A              N/A              N/A
    End of period                             $14.74           $15.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          869              783              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(871)

  Accumulation unit value:
    Beginning of period                       $12.61           $12.74             N/A              N/A              N/A
    End of period                             $12.68           $12.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,206            3,903             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(451)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.73           $10.83           $10.28             N/A
    End of period                             $13.60           $12.26           $11.73           $10.83             N/A
  Accumulation units outstanding
  at the end of period                         1,792            1,863            1,937            1,937             N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(451)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.46           $10.75           $10.28             N/A
    End of period                             $12.93           $11.85           $11.46           $10.75             N/A
  Accumulation units outstanding
  at the end of period                         5,373            5,587            5,807            5,807             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division(871)

  Accumulation unit value:
    Beginning of period                       $20.06           $18.92             N/A              N/A              N/A
    End of period                             $22.09           $20.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          993             1,052             N/A              N/A              N/A

JNL/Select Large Cap Growth Division(871)

  Accumulation unit value:
    Beginning of period                       $23.18           $22.53             N/A              N/A              N/A
    End of period                             $23.57           $23.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          463              441              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(871)

  Accumulation unit value:
    Beginning of period                       $11.73           $11.84             N/A              N/A              N/A
    End of period                             $12.61           $11.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,619            2,521             N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(871)

  Accumulation unit value:
    Beginning of period                       $16.21           $16.29             N/A              N/A              N/A
    End of period                             $16.50           $16.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,307            1,221             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.845%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(897)

  Accumulation unit value:
    Beginning of period                       $11.48           $10.92             N/A              N/A              N/A
    End of period                             $15.22           $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          398              422              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(863)

  Accumulation unit value:
    Beginning of period                       $12.01           $11.67             N/A              N/A              N/A
    End of period                             $13.37           $12.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Alger Growth Division(689)

  Accumulation unit value:
    Beginning of period                       $16.67           $15.27           $13.79             N/A              N/A
    End of period                             $17.01           $16.67           $15.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,243            1,243            1,243             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(628)

  Accumulation unit value:
    Beginning of period                       $17.30           $17.36           $14.58             N/A              N/A
    End of period                             $20.19           $17.30           $17.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,472            1,473            1,473             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(863)

  Accumulation unit value:
    Beginning of period                       $11.18           $10.85             N/A              N/A              N/A
    End of period                             $12.58           $11.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(983)

  Accumulation unit value:
    Beginning of period                       $10.93           $10.93             N/A              N/A              N/A
    End of period                             $14.02           $10.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          689              443              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(689)

  Accumulation unit value:
    Beginning of period                       $16.52           $15.62           $13.69             N/A              N/A
    End of period                             $18.40           $16.52           $15.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,251            1,251            1,251             N/A              N/A

JNL/Lazard Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                       $13.49           $13.35             N/A              N/A              N/A
    End of period                             $15.32           $13.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.63             N/A              N/A              N/A
    End of period                             $10.62           $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               248              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.72             N/A              N/A              N/A              N/A
    End of period                              $5.47             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,067             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(619)

  Accumulation unit value:
    Beginning of period                        $8.16            $8.90            $8.22             N/A              N/A
    End of period                             $10.27            $8.16            $8.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          344              441              413              N/A              N/A

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                       $10.18             N/A              N/A              N/A              N/A
    End of period                             $11.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          899              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(724)

  Accumulation unit value:
    Beginning of period                       $11.69           $10.91           $10.81             N/A              N/A
    End of period                             $15.92           $11.69           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,596            1,414             206              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(820)

  Accumulation unit value:
    Beginning of period                       $14.35           $12.56             N/A              N/A              N/A
    End of period                             $17.52           $14.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          162              203              N/A              N/A              N/A

JNL/MCM JNL 5 Division(820)

  Accumulation unit value:
    Beginning of period                       $11.69           $10.48             N/A              N/A              N/A
    End of period                             $13.50           $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,512            2,425             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(897)

  Accumulation unit value:
    Beginning of period                       $21.42           $20.78             N/A              N/A              N/A
    End of period                             $25.15           $21.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               568              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(619)

  Accumulation unit value:
    Beginning of period                       $13.42           $12.32           $11.04             N/A              N/A
    End of period                             $14.30           $13.42           $12.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                          396              499              307              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(619)

  Accumulation unit value:
    Beginning of period                       $10.22           $10.07            $9.27             N/A              N/A
    End of period                             $11.43           $10.22           $10.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          510              639              366              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(619)

  Accumulation unit value:
    Beginning of period                       $12.80           $12.63           $11.02             N/A              N/A
    End of period                             $14.61           $12.80           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                          406              511              308              N/A              N/A

JNL/MCM Technology Sector Division(983)

  Accumulation unit value:
    Beginning of period                        $5.28            $5.28             N/A              N/A              N/A
    End of period                              $5.61            $5.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               459              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(922)

  Accumulation unit value:
    Beginning of period                       $15.37           $14.16             N/A              N/A              N/A
    End of period                             $14.73           $15.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,566            1,290             N/A              N/A              N/A

JNL/MCM VIP Division(1064)

  Accumulation unit value:
    Beginning of period                       $12.55             N/A              N/A              N/A              N/A
    End of period                             $12.85             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,243             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(628)

  Accumulation unit value:
    Beginning of period                       $11.89           $10.75            $8.94             N/A              N/A
    End of period                             $13.51           $11.89           $10.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,932            1,933            1,934             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(1163)

  Accumulation unit value:
    Beginning of period                       $12.68             N/A              N/A              N/A              N/A
    End of period                             $12.66             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(619)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.91             N/A              N/A
    End of period                               N/A              N/A            $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(619)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.38             N/A              N/A
    End of period                               N/A              N/A             $9.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.13           $11.50           $10.61             N/A              N/A
    End of period                             $13.62           $12.13           $11.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,946            2,287            1,724             N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(674)

  Accumulation unit value:
    Beginning of period                       $12.23           $11.71           $10.89             N/A              N/A
    End of period                             $13.57           $12.23           $11.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                          248              320              316              N/A              N/A

JNL/S&P Managed Moderate Division(733)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.47           $10.41             N/A              N/A
    End of period                             $11.46           $10.68           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             28,664            5,287             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(724)

  Accumulation unit value:
    Beginning of period                       $11.83           $11.44           $11.29             N/A              N/A
    End of period                             $12.90           $11.83           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,037            6,902             492              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(724)

  Accumulation unit value:
    Beginning of period                       $20.50           $20.03           $19.79             N/A              N/A
    End of period                             $22.65           $20.50           $20.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          416              384              56               N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(607)

  Accumulation unit value:
    Beginning of period                       $10.63           $10.64           $10.74             N/A              N/A
    End of period                             $10.80           $10.63           $10.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(724)

  Accumulation unit value:
    Beginning of period                       $16.73           $15.92           $15.66             N/A              N/A
    End of period                             $19.67           $16.73           $15.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                          480              474              71               N/A              N/A

JNL/T.Rowe Price Established Growth
Division(863)

  Accumulation unit value:
    Beginning of period                       $23.14           $22.03             N/A              N/A              N/A
    End of period                             $25.57           $23.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(628)

  Accumulation unit value:
    Beginning of period                       $32.30           $29.12           $24.92             N/A              N/A
    End of period                             $33.53           $32.30           $29.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          204              204              205              N/A              N/A

JNL/T.Rowe Price Value Division(628)

  Accumulation unit value:
    Beginning of period                       $12.75           $12.36           $11.06             N/A              N/A
    End of period                             $14.87           $12.75           $12.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,402            2,403            2,403             N/A              N/A

JNL/Western Asset High Yield Bond
Division(1163)

  Accumulation unit value:
    Beginning of period                       $12.14             N/A              N/A              N/A              N/A
    End of period                             $12.58             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(863)

  Accumulation unit value:
    Beginning of period                       $16.16           $16.24             N/A              N/A              N/A
    End of period                             $16.44           $16.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(863)

  Accumulation unit value:
    Beginning of period                       $13.49           $13.67             N/A              N/A              N/A
    End of period                             $13.53           $13.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.85%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(372)

  Accumulation unit value:
    Beginning of period                       $11.13           $10.68            $9.99            $8.89             N/A
    End of period                             $11.67           $11.13           $10.68            $9.99             N/A
  Accumulation units outstanding
  at the end of period                          51               49                -                -               N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(853)

  Accumulation unit value:
    Beginning of period                       $11.48           $10.82             N/A              N/A              N/A
    End of period                             $15.22           $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          816              878              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(372)

  Accumulation unit value:
    Beginning of period                       $12.01           $11.39           $10.97            $9.53             N/A
    End of period                             $13.36           $12.01           $11.39           $10.97             N/A
  Accumulation units outstanding
  at the end of period                          909              922               -                -               N/A

JNL/Alger Growth Division(335)

  Accumulation unit value:
    Beginning of period                       $16.67           $15.27           $14.96           $12.70             N/A
    End of period                             $17.00           $16.67           $15.27           $14.96             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/Alliance Capital Growth Division(504)

  Accumulation unit value:
    Beginning of period                         N/A             $8.73            $8.99             N/A              N/A
    End of period                               N/A             $8.14            $8.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(563)

  Accumulation unit value:
    Beginning of period                       $15.31           $15.24           $14.89             N/A              N/A
    End of period                             $16.72           $15.31           $15.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,185            1,192              -               N/A              N/A

JNL/Eagle SmallCap Equity Division(608)

  Accumulation unit value:
    Beginning of period                       $17.29           $17.35           $15.76             N/A              N/A
    End of period                             $20.18           $17.29           $17.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/FMR Balanced Division(335)

  Accumulation unit value:
    Beginning of period                       $10.19            $9.53            $8.96            $8.44             N/A
    End of period                             $10.98           $10.19            $9.53            $8.96             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/FMR MidCap Equity Division(911)

  Accumulation unit value:
    Beginning of period                       $18.85           $18.89             N/A              N/A              N/A
    End of period                             $20.58           $18.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           7                7               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(911)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.84             N/A              N/A              N/A
    End of period                             $12.42           $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          12               13               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(860)

  Accumulation unit value:
    Beginning of period                       $11.18           $10.71             N/A              N/A              N/A
    End of period                             $12.57           $11.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          467              467              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(751)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.32             N/A              N/A              N/A
    End of period                             $15.03           $12.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,567            3,947             N/A              N/A              N/A

JNL/JPMorgan International Value
Division(372)

  Accumulation unit value:
    Beginning of period                       $10.92            $9.48            $7.96            $6.34             N/A
    End of period                             $14.01           $10.92            $9.48            $7.96             N/A
  Accumulation units outstanding
  at the end of period                         1,338             722               -                -               N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(335)

  Accumulation unit value:
    Beginning of period                       $16.52           $15.62           $12.88           $10.85             N/A
    End of period                             $18.39           $16.52           $15.62           $12.88             N/A
  Accumulation units outstanding
  at the end of period                         1,401            1,006              -                -               N/A

JNL/Lazard Small Cap Value Division(335)

  Accumulation unit value:
    Beginning of period                       $13.48           $13.25           $11.82            $9.37             N/A
    End of period                             $15.31           $13.48           $13.25           $11.82             N/A
  Accumulation units outstanding
  at the end of period                          806              811               -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(468)

  Accumulation unit value:
    Beginning of period                       $10.46           $11.09            $9.36            $8.80             N/A
    End of period                             $11.42           $10.46           $11.09            $9.36             N/A
  Accumulation units outstanding
  at the end of period                         1,273             603              167               -               N/A

JNL/MCM Bond Index Division(335)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.64           $10.57           $10.79             N/A
    End of period                             $10.62           $10.54           $10.64           $10.57             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.72             N/A              N/A              N/A              N/A
    End of period                              $5.47             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,705             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(607)

  Accumulation unit value:
    Beginning of period                        $8.15            $8.89            $8.39             N/A              N/A
    End of period                             $10.27            $8.15            $8.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,783            2,649             211              N/A              N/A

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                       $11.41             N/A              N/A              N/A              N/A
    End of period                             $11.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          808              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(397)

  Accumulation unit value:
    Beginning of period                        $7.78            $7.68            $7.10            $6.31             N/A
    End of period                              $8.84            $7.78            $7.68            $7.10             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(372)

  Accumulation unit value:
    Beginning of period                       $11.69           $10.91            $8.76            $7.49             N/A
    End of period                             $15.92           $11.69           $10.91            $8.76             N/A
  Accumulation units outstanding
  at the end of period                         1,048             566              166               -               N/A

JNL/MCM Healthcare Sector Division(612)

  Accumulation unit value:
    Beginning of period                       $10.44            $9.86            $9.98             N/A              N/A
    End of period                             $10.78           $10.44            $9.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               173               -               N/A              N/A

JNL/MCM International Index Division(335)

  Accumulation unit value:
    Beginning of period                       $14.35           $13.03           $11.22            $8.75             N/A
    End of period                             $17.52           $14.35           $13.03           $11.22             N/A
  Accumulation units outstanding
  at the end of period                          681              805               -                -               N/A

JNL/MCM JNL 5 Division(742)

  Accumulation unit value:
    Beginning of period                       $11.69           $10.49             N/A              N/A              N/A
    End of period                             $13.50           $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             12,101             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(860)

  Accumulation unit value:
    Beginning of period                       $10.39            $9.90             N/A              N/A              N/A
    End of period                             $10.57           $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          845              758              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                       $21.42           $14.19           $16.11             N/A              N/A
    End of period                             $25.14           $21.42           $14.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          290             1,040              -               N/A              N/A

JNL/MCM S&P 10 Division(563)

  Accumulation unit value:
    Beginning of period                       $12.31            $9.23            $8.35             N/A              N/A
    End of period                             $12.52           $12.31            $9.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,047             546              202              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(397)

  Accumulation unit value:
    Beginning of period                       $13.41           $12.32           $10.95            $9.70             N/A
    End of period                             $14.30           $13.41           $12.32           $10.95             N/A
  Accumulation units outstanding
  at the end of period                          195              305               -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(415)

  Accumulation unit value:
    Beginning of period                       $10.22           $10.07            $9.41            $8.70             N/A
    End of period                             $11.43           $10.22           $10.07            $9.41             N/A
  Accumulation units outstanding
  at the end of period                          256             2,816              -                -               N/A

JNL/MCM Select Small-Cap Division(607)

  Accumulation unit value:
    Beginning of period                       $18.06           $17.06           $15.39             N/A              N/A
    End of period                             $19.22           $18.06           $17.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          350              461              109              N/A              N/A

JNL/MCM Small Cap Index Division(397)

  Accumulation unit value:
    Beginning of period                       $12.79           $12.63           $11.07            $9.70             N/A
    End of period                             $14.61           $12.79           $12.63           $11.07             N/A
  Accumulation units outstanding
  at the end of period                          198              98                -                -               N/A

JNL/MCM Technology Sector Division(983)

  Accumulation unit value:
    Beginning of period                        $5.28            $5.28             N/A              N/A              N/A
    End of period                              $5.61            $5.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               734              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(773)

  Accumulation unit value:
    Beginning of period                       $15.37           $12.13             N/A              N/A              N/A
    End of period                             $14.73           $15.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,373            4,546             N/A              N/A              N/A

JNL/MCM VIP Division(742)

  Accumulation unit value:
    Beginning of period                       $11.78           $10.72             N/A              N/A              N/A
    End of period                             $12.84           $11.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,636            6,182             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(335)

  Accumulation unit value:
    Beginning of period                       $11.89           $10.75            $9.38            $7.18             N/A
    End of period                             $13.50           $11.89           $10.75            $9.38             N/A
  Accumulation units outstanding
  at the end of period                          15               15                -                -               N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(264)

  Accumulation unit value:
    Beginning of period                       $12.58           $12.65           $12.46           $12.28             N/A
    End of period                             $12.65           $12.58           $12.65           $12.46             N/A
  Accumulation units outstanding
  at the end of period                         2,983            4,111              -                -               N/A

JNL/PPM America High Yield Bond
Division(397)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.68           $12.76             N/A
    End of period                               N/A              N/A            $13.99           $13.68             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -               N/A

JNL/Putnam Equity Division(911)

  Accumulation unit value:
    Beginning of period                       $18.57           $18.02             N/A              N/A              N/A
    End of period                             $20.59           $18.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           7                7               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(372)

  Accumulation unit value:
    Beginning of period                       $17.58           $17.24           $16.16           $14.54             N/A
    End of period                             $19.31           $17.58           $17.24           $16.16             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.97             N/A              N/A
    End of period                               N/A              N/A             $9.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(198)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.68            $7.67            $7.44
    End of period                               N/A              N/A             $9.79            $9.68            $7.67
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -                -

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(256)

  Accumulation unit value:
    Beginning of period                       $12.12           $11.50           $10.51            $8.48             N/A
    End of period                             $13.62           $12.12           $11.50           $10.51             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/S&P Managed Conservative Division(789)

  Accumulation unit value:
    Beginning of period                       $10.36           $10.17             N/A              N/A              N/A
    End of period                             $10.86           $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,032            2,337             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(595)

  Accumulation unit value:
    Beginning of period                       $12.23           $10.95           $11.71             N/A              N/A
    End of period                             $13.57           $12.23           $10.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,720           12,099              -               N/A              N/A

JNL/S&P Managed Moderate Division(789)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.33             N/A              N/A              N/A
    End of period                             $11.46           $10.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          729              568              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(397)

  Accumulation unit value:
    Beginning of period                       $11.83           $11.43           $10.74            $9.98             N/A
    End of period                             $12.89           $11.83           $11.43           $10.74             N/A
  Accumulation units outstanding
  at the end of period                         1,995            2,100              -                -               N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(595)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.26             N/A              N/A
    End of period                               N/A              N/A            $10.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                       $20.50           $20.03           $18.58           $16.72             N/A
    End of period                             $22.64           $20.50           $20.03           $18.58             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(860)

  Accumulation unit value:
    Beginning of period                       $23.10           $22.10             N/A              N/A              N/A
    End of period                             $23.49           $23.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          242              226              N/A              N/A              N/A

JNL/Select Money Market Division(911)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.60             N/A              N/A              N/A
    End of period                             $10.78           $10.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,823             22               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(335)

  Accumulation unit value:
    Beginning of period                       $16.73           $15.92           $14.27           $11.84             N/A
    End of period                             $19.67           $16.73           $15.92           $14.27             N/A
  Accumulation units outstanding
  at the end of period                          845              14                -                -               N/A

JNL/T.Rowe Price Established Growth
Division(335)

  Accumulation unit value:
    Beginning of period                       $23.13           $22.43           $21.00           $18.07             N/A
    End of period                             $25.56           $23.13           $22.43           $21.00             N/A
  Accumulation units outstanding
  at the end of period                          783              791               -                -               N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(335)

  Accumulation unit value:
    Beginning of period                       $32.29           $29.11           $25.38           $20.98             N/A
    End of period                             $33.51           $32.29           $29.11           $25.38             N/A
  Accumulation units outstanding
  at the end of period                          486              474               -                -               N/A

JNL/T.Rowe Price Value Division(335)

  Accumulation unit value:
    Beginning of period                       $12.75           $12.36           $11.03            $9.19             N/A
    End of period                             $14.87           $12.75           $12.36           $11.03             N/A
  Accumulation units outstanding
  at the end of period                         2,357            2,302              -                -               N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.71           $11.85           $11.56             N/A              N/A
    End of period                             $12.59           $11.71           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          12               12                -               N/A              N/A

JNL/Western Asset Strategic Bond
Division(335)

  Accumulation unit value:
    Beginning of period                       $16.16           $16.20           $15.59           $15.32             N/A
    End of period                             $16.44           $16.16           $16.20           $15.59             N/A
  Accumulation units outstanding
  at the end of period                          21               565               -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(335)

  Accumulation unit value:
    Beginning of period                       $13.48           $13.55           $13.43           $14.04             N/A
    End of period                             $13.53           $13.48           $13.55           $13.43             N/A
  Accumulation units outstanding
  at the end of period                         2,760            2,516              -                -               N/A



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.86%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(634)

  Accumulation unit value:
    Beginning of period                       $11.13           $10.68            $9.47             N/A              N/A
    End of period                             $11.67           $11.13           $10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,553            2,381            1,387             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1021)

  Accumulation unit value:
    Beginning of period                       $12.38             N/A              N/A              N/A              N/A
    End of period                             $15.22             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,864             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(551)

  Accumulation unit value:
    Beginning of period                       $12.00           $11.39           $11.59             N/A              N/A
    End of period                             $13.35           $12.00           $11.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          951             1,094             521              N/A              N/A

JNL/Alger Growth Division(757)

  Accumulation unit value:
    Beginning of period                       $16.65           $14.73             N/A              N/A              N/A
    End of period                             $16.98           $16.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          488             1,155             N/A              N/A              N/A

JNL/Alliance Capital Growth Division(655)

  Accumulation unit value:
    Beginning of period                         N/A             $8.99            $8.14             N/A              N/A
    End of period                               N/A             $8.13            $8.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               630              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(832)

  Accumulation unit value:
    Beginning of period                       $15.30           $14.84             N/A              N/A              N/A
    End of period                             $16.71           $15.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(634)

  Accumulation unit value:
    Beginning of period                       $17.28           $17.34           $14.27             N/A              N/A
    End of period                             $20.16           $17.28           $17.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                          681             1,319             298              N/A              N/A

JNL/FMR Balanced Division(655)

  Accumulation unit value:
    Beginning of period                       $10.19            $9.52            $8.76             N/A              N/A
    End of period                             $10.97           $10.19            $9.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,065            1,009            1,048             N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(959)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.94             N/A              N/A              N/A
    End of period                             $12.38           $10.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,079              -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1196)

  Accumulation unit value:
    Beginning of period                       $12.45             N/A              N/A              N/A              N/A
    End of period                             $12.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          149              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(598)

  Accumulation unit value:
    Beginning of period                       $12.60           $11.71           $10.14             N/A              N/A
    End of period                             $15.01           $12.60           $11.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                          225              107               -               N/A              N/A

JNL/JPMorgan International Value
Division(733)

  Accumulation unit value:
    Beginning of period                       $10.91            $9.47            $9.41             N/A              N/A
    End of period                             $14.00           $10.91            $9.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,303             806              449              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(551)

  Accumulation unit value:
    Beginning of period                       $16.50           $15.61           $13.99             N/A              N/A
    End of period                             $18.37           $16.50           $15.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,846            1,967            1,219             N/A              N/A

JNL/Lazard Small Cap Value Division(638)

  Accumulation unit value:
    Beginning of period                       $13.47           $13.24           $11.23             N/A              N/A
    End of period                             $15.29           $13.47           $13.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,322            5,456            1,786             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(551)

  Accumulation unit value:
    Beginning of period                       $10.46           $11.08            $9.87             N/A              N/A
    End of period                             $11.41           $10.46           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,116           35,856           29,715             N/A              N/A

JNL/MCM Bond Index Division(563)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.64           $10.52             N/A              N/A
    End of period                             $10.61           $10.54           $10.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,522            2,693            1,268             N/A              N/A

JNL/MCM Communications Sector
Division(1209)

  Accumulation unit value:
    Beginning of period                        $5.32             N/A              N/A              N/A              N/A
    End of period                              $5.47             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(817)

  Accumulation unit value:
    Beginning of period                        $9.55            $9.20             N/A              N/A              N/A
    End of period                             $10.53            $9.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          399              385              N/A              N/A              N/A

JNL/MCM Dow 10 Division(551)

  Accumulation unit value:
    Beginning of period                        $8.15            $8.89            $8.86             N/A              N/A
    End of period                             $10.26            $8.15            $8.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,693           45,322           35,204             N/A              N/A

JNL/MCM Dow Dividend Division(1050)

  Accumulation unit value:
    Beginning of period                       $10.05             N/A              N/A              N/A              N/A
    End of period                             $11.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,603             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(747)

  Accumulation unit value:
    Beginning of period                        $7.77            $7.51             N/A              N/A              N/A
    End of period                              $8.82            $7.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,923            9,198             N/A              N/A              N/A

JNL/MCM Financial Sector Division(733)

  Accumulation unit value:
    Beginning of period                       $11.57           $11.22           $11.14             N/A              N/A
    End of period                             $13.34           $11.57           $11.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,376            1,435             380              N/A              N/A

JNL/MCM Global 15 Division(551)

  Accumulation unit value:
    Beginning of period                       $11.68           $10.91            $9.57             N/A              N/A
    End of period                             $15.90           $11.68           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,863           43,598           33,137             N/A              N/A

JNL/MCM Healthcare Sector Division(551)

  Accumulation unit value:
    Beginning of period                       $10.43            $9.97           $10.21             N/A              N/A
    End of period                             $10.77           $10.43            $9.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,776            2,810            1,857             N/A              N/A

JNL/MCM International Index Division(563)

  Accumulation unit value:
    Beginning of period                       $14.34           $13.02           $11.48             N/A              N/A
    End of period                             $17.50           $14.34           $13.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,129            5,172            1,463             N/A              N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                       $11.69           $10.87            $9.61             N/A              N/A
    End of period                             $13.50           $11.69           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        173,265          129,284           6,148             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1103)

  Accumulation unit value:
    Beginning of period                        $9.45             N/A              N/A              N/A              N/A
    End of period                             $10.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,045             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(747)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.40             N/A              N/A              N/A
    End of period                             $10.57           $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,522           20,237             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                       $21.41           $16.10           $14.19             N/A              N/A
    End of period                             $25.13           $21.41           $16.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,158            4,192            1,164             N/A              N/A

JNL/MCM S&P 10 Division(551)

  Accumulation unit value:
    Beginning of period                       $12.30            $9.22            $8.45             N/A              N/A
    End of period                             $12.51           $12.30            $9.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,798           38,960           36,393             N/A              N/A

JNL/MCM S&P 24 Division(1196)

  Accumulation unit value:
    Beginning of period                       $10.28             N/A              N/A              N/A              N/A
    End of period                             $10.11             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          180              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(563)

  Accumulation unit value:
    Beginning of period                       $13.41           $12.32           $11.50             N/A              N/A
    End of period                             $14.29           $13.41           $12.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,963            5,492            1,191             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(563)

  Accumulation unit value:
    Beginning of period                       $10.21           $10.07            $9.59             N/A              N/A
    End of period                             $11.42           $10.21           $10.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,215            5,367            3,112             N/A              N/A

JNL/MCM Select Small-Cap Division(551)

  Accumulation unit value:
    Beginning of period                       $18.05           $17.05           $15.87             N/A              N/A
    End of period                             $19.21           $18.05           $17.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,825           22,477           18,947             N/A              N/A

JNL/MCM Small Cap Index Division(563)

  Accumulation unit value:
    Beginning of period                       $12.79           $12.63           $11.69             N/A              N/A
    End of period                             $14.60           $12.79           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,955            5,883            1,765             N/A              N/A

JNL/MCM Technology Sector Division(772)

  Accumulation unit value:
    Beginning of period                        $5.27            $4.93             N/A              N/A              N/A
    End of period                              $5.60            $5.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,050             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(718)

  Accumulation unit value:
    Beginning of period                       $15.37           $11.39           $11.03             N/A              N/A
    End of period                             $14.73           $15.37           $11.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,888           15,624            6,285             N/A              N/A

JNL/MCM VIP Division(729)

  Accumulation unit value:
    Beginning of period                       $11.78           $11.04           $10.87             N/A              N/A
    End of period                             $12.84           $11.78           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,943           23,937           17,504             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(772)

  Accumulation unit value:
    Beginning of period                       $11.88           $10.39             N/A              N/A              N/A
    End of period                             $13.50           $11.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,080            2,533             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(658)

  Accumulation unit value:
    Beginning of period                       $12.57           $12.64           $12.55             N/A              N/A
    End of period                             $12.64           $12.57           $12.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,141            1,819             414              N/A              N/A

JNL/PPM America High Yield Bond
Division(658)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.89             N/A              N/A
    End of period                               N/A              N/A            $13.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division(655)

  Accumulation unit value:
    Beginning of period                       $18.54           $17.54           $15.76             N/A              N/A
    End of period                             $20.50           $18.54           $17.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                          537              547              572              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(655)

  Accumulation unit value:
    Beginning of period                        $7.71            $7.08            $6.04             N/A              N/A
    End of period                              $7.93            $7.71            $7.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,345            1,333            1,416             N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(724)

  Accumulation unit value:
    Beginning of period                       $12.11           $11.49           $11.29             N/A              N/A
    End of period                             $13.61           $12.11           $11.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,914            1,832             376              N/A              N/A

JNL/S&P Managed Conservative Division(830)

  Accumulation unit value:
    Beginning of period                       $10.36           $10.11             N/A              N/A              N/A
    End of period                             $10.86           $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,521           41,314             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(621)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.70           $10.66             N/A              N/A
    End of period                             $13.55           $12.22           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        66,776           70,241           36,386             N/A              N/A

JNL/S&P Managed Moderate Division(712)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.47           $10.29             N/A              N/A
    End of period                             $11.46           $10.68           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,095           45,064           22,956             N/A              N/A

JNL/S&P Managed Moderate Growth
Division(655)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.43           $10.55             N/A              N/A
    End of period                             $12.88           $11.82           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        146,428          140,006           6,027             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(598)

  Accumulation unit value:
    Beginning of period                       $20.47           $20.00           $18.55             N/A              N/A
    End of period                             $22.61           $20.47           $20.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,509            1,350             215              N/A              N/A

JNL/Select Global Growth Division(918)

  Accumulation unit value:
    Beginning of period                       $19.97           $19.05             N/A              N/A              N/A
    End of period                             $21.99           $19.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               564              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(742)

  Accumulation unit value:
    Beginning of period                       $23.08           $22.01             N/A              N/A              N/A
    End of period                             $23.46           $23.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Money Market Division(742)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.63             N/A              N/A              N/A
    End of period                             $10.78           $10.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               524              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(724)

  Accumulation unit value:
    Beginning of period                       $16.73           $15.91           $15.66             N/A              N/A
    End of period                             $19.66           $16.73           $15.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          267              265              271              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(551)

  Accumulation unit value:
    Beginning of period                       $23.10           $22.40           $21.67             N/A              N/A
    End of period                             $25.52           $23.10           $22.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          758              780              190              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(551)

  Accumulation unit value:
    Beginning of period                       $32.25           $29.08           $26.72             N/A              N/A
    End of period                             $33.47           $32.25           $29.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          538             1,430            1,185             N/A              N/A

JNL/T.Rowe Price Value Division(638)

  Accumulation unit value:
    Beginning of period                       $12.74           $12.35           $10.85             N/A              N/A
    End of period                             $14.86           $12.74           $12.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          850             3,008            1,873             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.84           $11.55             N/A              N/A
    End of period                             $12.57           $11.70           $11.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,681            1,583             453              N/A              N/A

JNL/Western Asset Strategic Bond
Division(598)

  Accumulation unit value:
    Beginning of period                       $16.14           $16.18           $15.16             N/A              N/A
    End of period                             $16.42           $16.14           $16.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,294             305              288              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(742)

  Accumulation unit value:
    Beginning of period                       $13.47           $13.51             N/A              N/A              N/A
    End of period                             $13.51           $13.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,227             414              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.895%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(1154)

  Accumulation unit value:
    Beginning of period                       $10.95             N/A              N/A              N/A              N/A
    End of period                             $11.64             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,367             N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(952)

  Accumulation unit value:
    Beginning of period                       $11.48           $11.08             N/A              N/A              N/A
    End of period                             $15.21           $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,503            1,854             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division(947)

  Accumulation unit value:
    Beginning of period                       $16.59           $16.18             N/A              N/A              N/A
    End of period                             $16.92           $16.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               302              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(1154)

  Accumulation unit value:
    Beginning of period                       $18.64             N/A              N/A              N/A              N/A
    End of period                             $20.09             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          301              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(947)

  Accumulation unit value:
    Beginning of period                       $18.76           $18.25             N/A              N/A              N/A
    End of period                             $20.42           $18.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          153              268              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1154)

  Accumulation unit value:
    Beginning of period                       $11.45             N/A              N/A              N/A              N/A
    End of period                             $12.37             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          245              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1154)

  Accumulation unit value:
    Beginning of period                       $11.53             N/A              N/A              N/A              N/A
    End of period                             $12.56             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          487              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(1154)

  Accumulation unit value:
    Beginning of period                       $13.73             N/A              N/A              N/A              N/A
    End of period                             $14.95             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          409              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(822)

  Accumulation unit value:
    Beginning of period                       $10.88            $9.24             N/A              N/A              N/A
    End of period                             $13.95           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,485            4,081             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                       $16.46           $16.03             N/A              N/A              N/A
    End of period                             $18.32           $16.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,262             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(933)

  Accumulation unit value:
    Beginning of period                       $13.43           $12.87             N/A              N/A              N/A
    End of period                             $15.24           $13.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,328             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(441)

  Accumulation unit value:
    Beginning of period                       $10.43           $11.06            $9.34            $8.14             N/A
    End of period                             $11.38           $10.43           $11.06            $9.34             N/A
  Accumulation units outstanding
  at the end of period                         1,911            1,784            1,654            1,654             N/A

JNL/MCM Bond Index Division(831)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.62             N/A              N/A              N/A
    End of period                             $10.59           $10.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(869)

  Accumulation unit value:
    Beginning of period                        $9.53            $9.83             N/A              N/A              N/A
    End of period                             $10.51            $9.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              5,119             N/A              N/A              N/A

JNL/MCM Dow 10 Division(441)

  Accumulation unit value:
    Beginning of period                        $8.13            $8.87            $8.88            $7.82             N/A
    End of period                             $10.23            $8.13            $8.87            $8.88             N/A
  Accumulation units outstanding
  at the end of period                         3,167            3,558            7,798            1,722             N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(546)

  Accumulation unit value:
    Beginning of period                       $11.55           $11.20           $10.56             N/A              N/A
    End of period                             $13.31           $11.55           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              3,349             N/A              N/A

JNL/MCM Global 15 Division(441)

  Accumulation unit value:
    Beginning of period                       $11.65           $10.88            $8.75            $8.42             N/A
    End of period                             $15.86           $11.65           $10.88            $8.75             N/A
  Accumulation units outstanding
  at the end of period                         8,125            3,159            3,267            1,599             N/A

JNL/MCM Healthcare Sector Division(546)

  Accumulation unit value:
    Beginning of period                       $10.41            $9.95            $9.84             N/A              N/A
    End of period                             $10.75           $10.41            $9.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                          888               -              2,365             N/A              N/A

JNL/MCM International Index Division(710)

  Accumulation unit value:
    Beginning of period                       $14.32           $13.01           $12.32             N/A              N/A
    End of period                             $17.47           $14.32           $13.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,446            1,697             N/A              N/A

JNL/MCM JNL 5 Division(830)

  Accumulation unit value:
    Beginning of period                       $11.69           $10.43             N/A              N/A              N/A
    End of period                             $13.49           $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,309             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(695)

  Accumulation unit value:
    Beginning of period                       $10.38           $10.79           $10.21             N/A              N/A
    End of period                             $10.56           $10.38           $10.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,354            1,473            1,621             N/A              N/A

JNL/MCM Oil & Gas Sector Division(546)

  Accumulation unit value:
    Beginning of period                       $21.36           $16.07           $12.76             N/A              N/A
    End of period                             $25.06           $21.36           $16.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          762              796             2,666             N/A              N/A

JNL/MCM S&P 10 Division(441)

  Accumulation unit value:
    Beginning of period                       $12.27            $9.20            $8.05            $7.53             N/A
    End of period                             $12.48           $12.27            $9.20            $8.05             N/A
  Accumulation units outstanding
  at the end of period                         3,520            3,300            3,816            1,788             N/A

JNL/MCM S&P 24 Division(1223)

  Accumulation unit value:
    Beginning of period                       $10.10             N/A              N/A              N/A              N/A
    End of period                             $10.10             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          944              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(710)

  Accumulation unit value:
    Beginning of period                       $13.39           $12.31           $11.76             N/A              N/A
    End of period                             $14.27           $13.39           $12.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,505            1,779             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(710)

  Accumulation unit value:
    Beginning of period                       $10.20           $10.06            $9.79             N/A              N/A
    End of period                             $11.40           $10.20           $10.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               490             2,136             N/A              N/A

JNL/MCM Select Small-Cap Division(441)

  Accumulation unit value:
    Beginning of period                       $18.01           $17.02           $15.56           $14.67             N/A
    End of period                             $19.16           $18.01           $17.02           $15.56             N/A
  Accumulation units outstanding
  at the end of period                         1,815            1,806            2,016             918              N/A

JNL/MCM Small Cap Index Division(710)

  Accumulation unit value:
    Beginning of period                       $12.77           $12.61           $12.06             N/A              N/A
    End of period                             $14.58           $12.77           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,562            1,734             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(885)

  Accumulation unit value:
    Beginning of period                       $15.36           $12.88             N/A              N/A              N/A
    End of period                             $14.72           $15.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,143            3,874             N/A              N/A              N/A

JNL/MCM VIP Division(830)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.49             N/A              N/A              N/A
    End of period                             $12.83           $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,199             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(546)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.73            $9.61             N/A              N/A
    End of period                             $13.48           $11.86           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                          453               -              3,647             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(616)

  Accumulation unit value:
    Beginning of period                       $12.53           $12.61           $12.36             N/A              N/A
    End of period                             $12.60           $12.53           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division(1154)

  Accumulation unit value:
    Beginning of period                       $18.75             N/A              N/A              N/A              N/A
    End of period                             $20.41             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          199              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(947)

  Accumulation unit value:
    Beginning of period                        $7.70            $7.40             N/A              N/A              N/A
    End of period                              $7.91            $7.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               661              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(887)

  Accumulation unit value:
    Beginning of period                       $12.08           $11.61             N/A              N/A              N/A
    End of period                             $13.56           $12.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,111            8,789             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(464)

  Accumulation unit value:
    Beginning of period                       $12.19           $11.67           $10.79           $10.42             N/A
    End of period                             $13.51           $12.19           $11.67           $10.79             N/A
  Accumulation units outstanding
  at the end of period                         4,767            9,111             457              470              N/A

JNL/S&P Managed Moderate Division(912)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.57             N/A              N/A              N/A
    End of period                             $11.45           $10.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(464)

  Accumulation unit value:
    Beginning of period                       $11.78           $11.40           $10.71           $10.37             N/A
    End of period                             $12.84           $11.78           $11.40           $10.71             N/A
  Accumulation units outstanding
  at the end of period                         2,730            6,629            4,681            2,833             N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division(1154)

  Accumulation unit value:
    Beginning of period                       $20.18             N/A              N/A              N/A              N/A
    End of period                             $21.90             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          46               N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(870)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.55             N/A              N/A              N/A
    End of period                             $10.73           $10.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(1154)

  Accumulation unit value:
    Beginning of period                       $18.40             N/A              N/A              N/A              N/A
    End of period                             $19.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          305              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(546)

  Accumulation unit value:
    Beginning of period                       $23.01           $22.33           $20.99             N/A              N/A
    End of period                             $25.42           $23.01           $22.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          474               -              2,223             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(546)

  Accumulation unit value:
    Beginning of period                       $32.13           $28.98           $25.66             N/A              N/A
    End of period                             $33.34           $32.13           $28.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          355              159              904              N/A              N/A

JNL/T.Rowe Price Value Division(822)

  Accumulation unit value:
    Beginning of period                       $12.71           $12.05             N/A              N/A              N/A
    End of period                             $14.82           $12.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          686             3,422             N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(1112)

  Accumulation unit value:
    Beginning of period                       $11.79             N/A              N/A              N/A              N/A
    End of period                             $12.52             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.90%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(974)

  Accumulation unit value:
    Beginning of period                       $11.12           $11.23             N/A              N/A              N/A
    End of period                             $11.67           $11.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(898)

  Accumulation unit value:
    Beginning of period                       $11.48           $10.95             N/A              N/A              N/A
    End of period                             $15.21           $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,169            1,235             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(746)

  Accumulation unit value:
    Beginning of period                       $11.98           $10.76             N/A              N/A              N/A
    End of period                             $13.32           $11.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          833              836              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(859)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.47             N/A              N/A              N/A
    End of period                             $12.37           $10.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          196              205              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(326)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.67           $10.32            $8.48             N/A
    End of period                             $14.94           $12.55           $11.67           $10.32             N/A
  Accumulation units outstanding
  at the end of period                         1,966            2,591              -                -               N/A

JNL/JPMorgan International Value
Division(746)

  Accumulation unit value:
    Beginning of period                       $10.88            $9.22             N/A              N/A              N/A
    End of period                             $13.95           $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,017            5,174             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(386)

  Accumulation unit value:
    Beginning of period                       $16.45           $15.56           $12.85           $11.45             N/A
    End of period                             $18.31           $16.45           $15.56           $12.85             N/A
  Accumulation units outstanding
  at the end of period                         1,134           15,148              -                -               N/A

JNL/Lazard Small Cap Value Division(326)

  Accumulation unit value:
    Beginning of period                       $13.43           $13.21           $11.78            $9.24             N/A
    End of period                             $15.24           $13.43           $13.21           $11.78             N/A
  Accumulation units outstanding
  at the end of period                          746              732               -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(302)

  Accumulation unit value:
    Beginning of period                       $10.43            $9.34            $9.34            $6.69             N/A
    End of period                             $11.37           $10.43           $11.06            $9.34             N/A
  Accumulation units outstanding
  at the end of period                          976              976               -                -               N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.71             N/A              N/A              N/A              N/A
    End of period                              $5.45             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,291             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                       $11.41             N/A              N/A              N/A              N/A
    End of period                             $11.66             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,081             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(302)

  Accumulation unit value:
    Beginning of period                       $11.65           $10.88            $8.74            $6.06             N/A
    End of period                             $15.86           $11.65           $10.88            $8.74             N/A
  Accumulation units outstanding
  at the end of period                          817               -                -                -               N/A

JNL/MCM Healthcare Sector Division(974)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.40             N/A              N/A              N/A
    End of period                             $10.76           $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM International Index Division(302)

  Accumulation unit value:
    Beginning of period                       $14.32           $13.01           $11.21            $7.93             N/A
    End of period                             $17.47           $14.32           $13.01           $11.21             N/A
  Accumulation units outstanding
  at the end of period                          523              549               -                -               N/A

JNL/MCM JNL 5 Division(789)

  Accumulation unit value:
    Beginning of period                       $11.69           $10.88             N/A              N/A              N/A
    End of period                             $13.49           $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,943            7,859             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1145)

  Accumulation unit value:
    Beginning of period                        $9.73             N/A              N/A              N/A              N/A
    End of period                             $10.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,422             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(699)

  Accumulation unit value:
    Beginning of period                       $21.35           $16.07           $15.67             N/A              N/A
    End of period                             $25.05           $21.35           $16.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          293             1,507              -               N/A              N/A

JNL/MCM S&P 10 Division(302)

  Accumulation unit value:
    Beginning of period                       $12.27            $9.20            $8.05            $6.87             N/A
    End of period                             $12.47           $12.27            $9.20            $8.05             N/A
  Accumulation units outstanding
  at the end of period                         1,035            1,035              -                -               N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(983)

  Accumulation unit value:
    Beginning of period                        $5.26            $5.26             N/A              N/A              N/A
    End of period                              $5.59            $5.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               984              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(936)

  Accumulation unit value:
    Beginning of period                       $15.36           $13.60             N/A              N/A              N/A
    End of period                             $14.71           $15.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM VIP Division(789)

  Accumulation unit value:
    Beginning of period                       $11.77           $11.00             N/A              N/A              N/A
    End of period                             $12.83           $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,419            5,307             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(386)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.73            $9.37            $7.65             N/A
    End of period                             $13.47           $11.86           $10.73            $9.37             N/A
  Accumulation units outstanding
  at the end of period                         1,358            1,402              -                -               N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(337)

  Accumulation unit value:
    Beginning of period                       $12.53           $12.61           $12.42           $12.66             N/A
    End of period                             $12.60           $12.53           $12.61           $12.42             N/A
  Accumulation units outstanding
  at the end of period                         2,985            2,959              -                -               N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(746)

  Accumulation unit value:
    Beginning of period                        $7.70            $6.81             N/A              N/A              N/A
    End of period                              $7.90            $7.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,359            1,378             N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(789)

  Accumulation unit value:
    Beginning of period                       $10.36           $10.17             N/A              N/A              N/A
    End of period                             $10.85           $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               590              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(337)

  Accumulation unit value:
    Beginning of period                       $20.39           $19.93           $18.50           $16.63             N/A
    End of period                             $22.51           $20.39           $19.93           $18.50             N/A
  Accumulation units outstanding
  at the end of period                         1,021            1,000              -                -               N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(326)

  Accumulation unit value:
    Beginning of period                       $23.00           $22.32           $20.91           $17.92             N/A
    End of period                             $25.41           $23.00           $22.32           $20.91             N/A
  Accumulation units outstanding
  at the end of period                          554              541               -                -               N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(326)

  Accumulation unit value:
    Beginning of period                       $12.71           $12.33           $11.01            $9.01             N/A
    End of period                             $14.82           $12.71           $12.33           $11.01             N/A
  Accumulation units outstanding
  at the end of period                          795              788               -                -               N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.66           $11.81           $11.52             N/A              N/A
    End of period                             $12.52           $11.66           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          587              616               -               N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(386)

  Accumulation unit value:
    Beginning of period                       $13.41           $13.49           $13.37           $13.24             N/A
    End of period                             $13.45           $13.41           $13.49           $13.37             N/A
  Accumulation units outstanding
  at the end of period                          194              180               -                -               N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.91%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(434)

  Accumulation unit value:
    Beginning of period                       $11.11           $10.66            $9.98            $9.71             N/A
    End of period                             $11.64           $11.11           $10.66            $9.98             N/A
  Accumulation units outstanding
  at the end of period                         8,144            8,040            7,111            2,620             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(969)

  Accumulation unit value:
    Beginning of period                       $11.48           $11.33             N/A              N/A              N/A
    End of period                             $15.20           $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,032            1,002             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(420)

  Accumulation unit value:
    Beginning of period                       $11.98           $11.37           $10.96           $10.02             N/A
    End of period                             $13.32           $11.98           $11.37           $10.96             N/A
  Accumulation units outstanding
  at the end of period                         3,225            3,053            2,040             75               N/A

JNL/Alger Growth Division(420)

  Accumulation unit value:
    Beginning of period                       $16.57           $15.18           $14.89           $13.56             N/A
    End of period                             $16.89           $16.57           $15.18           $14.89             N/A
  Accumulation units outstanding
  at the end of period                         2,600            2,696            2,213            1,920             N/A

JNL/Alliance Capital Growth Division(434)

  Accumulation unit value:
    Beginning of period                         N/A             $8.96            $8.67            $8.52             N/A
    End of period                               N/A             $8.11            $8.96            $8.67             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               968             1,079             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(453)

  Accumulation unit value:
    Beginning of period                       $15.23           $15.16           $14.68           $14.03             N/A
    End of period                             $16.62           $15.23           $15.16           $14.68             N/A
  Accumulation units outstanding
  at the end of period                         1,245            2,156            1,540             425              N/A

JNL/Eagle SmallCap Equity Division(426)

  Accumulation unit value:
    Beginning of period                       $17.20           $17.27           $14.97           $14.40             N/A
    End of period                             $20.06           $17.20           $17.27           $14.97             N/A
  Accumulation units outstanding
  at the end of period                          795              783              783              789              N/A

JNL/FMR Balanced Division(420)

  Accumulation unit value:
    Beginning of period                       $10.16            $9.50            $8.94            $8.46             N/A
    End of period                             $10.93           $10.16            $9.50            $8.94             N/A
  Accumulation units outstanding
  at the end of period                         2,469            2,679            2,025            1,154             N/A

JNL/FMR MidCap Equity Division(574)

  Accumulation unit value:
    Beginning of period                       $18.73           $18.16           $15.73             N/A              N/A
    End of period                             $20.39           $18.73           $18.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,149             955              504              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(876)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.99             N/A              N/A              N/A
    End of period                             $12.37           $10.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(969)

  Accumulation unit value:
    Beginning of period                       $11.17           $11.13             N/A              N/A              N/A
    End of period                             $12.56           $11.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,529            1,529             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(420)

  Accumulation unit value:
    Beginning of period                       $12.53           $11.66           $10.32            $9.10             N/A
    End of period                             $14.93           $12.53           $11.66           $10.32             N/A
  Accumulation units outstanding
  at the end of period                         3,295            2,659             536              83               N/A

JNL/JPMorgan International Value
Division(434)

  Accumulation unit value:
    Beginning of period                       $10.87            $9.44            $7.93            $7.29             N/A
    End of period                             $13.94           $10.87            $9.44            $7.93             N/A
  Accumulation units outstanding
  at the end of period                         9,876            7,385            7,490            1,263             N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(420)

  Accumulation unit value:
    Beginning of period                       $16.44           $15.55           $12.84           $11.68             N/A
    End of period                             $18.29           $16.44           $15.55           $12.84             N/A
  Accumulation units outstanding
  at the end of period                         7,140            9,015            5,034            1,150             N/A

JNL/Lazard Small Cap Value Division(426)

  Accumulation unit value:
    Beginning of period                       $13.42           $13.20           $11.78           $10.80             N/A
    End of period                             $15.22           $13.42           $13.20           $11.78             N/A
  Accumulation units outstanding
  at the end of period                         4,548            6,603            6,737            1,886             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(428)

  Accumulation unit value:
    Beginning of period                       $10.42           $11.05            $9.34            $8.21             N/A
    End of period                             $11.36           $10.42           $11.05            $9.34             N/A
  Accumulation units outstanding
  at the end of period                        30,332           29,448           18,743            5,743             N/A

JNL/MCM Bond Index Division(537)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.63           $10.80             N/A              N/A
    End of period                             $10.59           $10.52           $10.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,726           11,550            6,180             N/A              N/A

JNL/MCM Communications Sector
Division(574)

  Accumulation unit value:
    Beginning of period                        $4.12            $4.20            $3.75             N/A              N/A
    End of period                              $5.45            $4.12            $4.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,911            3,213            2,093             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(428)

  Accumulation unit value:
    Beginning of period                        $8.12            $8.86            $8.87            $7.86             N/A
    End of period                             $10.22            $8.12            $8.86            $8.87             N/A
  Accumulation units outstanding
  at the end of period                        35,783           36,344           26,782            8,558             N/A

JNL/MCM Dow Dividend Division(1121)

  Accumulation unit value:
    Beginning of period                       $10.91             N/A              N/A              N/A              N/A
    End of period                             $11.66             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,644             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(434)

  Accumulation unit value:
    Beginning of period                        $7.74            $7.65            $7.07            $6.61             N/A
    End of period                              $8.79            $7.74            $7.65            $7.07             N/A
  Accumulation units outstanding
  at the end of period                         4,677            6,625            6,887            2,288             N/A

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                       $11.53           $11.19            $9.96             N/A              N/A
    End of period                             $13.30           $11.53           $11.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,052            3,558            4,188             N/A              N/A

JNL/MCM Global 15 Division(428)

  Accumulation unit value:
    Beginning of period                       $11.64           $10.88            $8.74            $8.42             N/A
    End of period                             $15.84           $11.64           $10.88            $8.74             N/A
  Accumulation units outstanding
  at the end of period                        44,910           44,863           32,523            9,576             N/A

JNL/MCM Healthcare Sector Division(574)

  Accumulation unit value:
    Beginning of period                       $10.40            $9.95           $10.15             N/A              N/A
    End of period                             $10.73           $10.40            $9.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,164            7,935            6,811             N/A              N/A

JNL/MCM International Index Division(498)

  Accumulation unit value:
    Beginning of period                       $14.31           $13.01           $11.53             N/A              N/A
    End of period                             $17.46           $14.31           $13.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,001           21,621           18,244             N/A              N/A

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                       $11.68           $10.87            $9.86             N/A              N/A
    End of period                             $13.49           $11.68           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        145,744          135,721          71,600             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(814)

  Accumulation unit value:
    Beginning of period                       $10.38            $9.22             N/A              N/A              N/A
    End of period                             $10.56           $10.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,385            3,263             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(506)

  Accumulation unit value:
    Beginning of period                       $21.34           $16.06           $12.59             N/A              N/A
    End of period                             $25.04           $21.34           $16.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,475           12,146            9,848             N/A              N/A

JNL/MCM S&P 10 Division(428)

  Accumulation unit value:
    Beginning of period                       $12.26            $9.20            $8.05            $7.30             N/A
    End of period                             $12.47           $12.26            $9.20            $8.05             N/A
  Accumulation units outstanding
  at the end of period                        27,254           24,811           21,115            6,586             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(479)

  Accumulation unit value:
    Beginning of period                       $13.38           $12.30           $10.94           $10.79             N/A
    End of period                             $14.26           $13.38           $12.30           $10.94             N/A
  Accumulation units outstanding
  at the end of period                        14,269           14,124            9,673             41               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(441)

  Accumulation unit value:
    Beginning of period                       $10.19           $10.05            $9.40            $8.74             N/A
    End of period                             $11.39           $10.19           $10.05            $9.40             N/A
  Accumulation units outstanding
  at the end of period                        21,167           22,838           18,210             790              N/A

JNL/MCM Select Small-Cap Division(428)

  Accumulation unit value:
    Beginning of period                       $17.99           $17.00           $15.55           $14.40             N/A
    End of period                             $19.13           $17.99           $17.00           $15.55             N/A
  Accumulation units outstanding
  at the end of period                        16,932           15,900           10,979            3,804             N/A

JNL/MCM Small Cap Index Division(516)

  Accumulation unit value:
    Beginning of period                       $12.76           $12.61           $11.57             N/A              N/A
    End of period                             $14.57           $12.76           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,950            9,427            6,279             N/A              N/A

JNL/MCM Technology Sector Division(574)

  Accumulation unit value:
    Beginning of period                        $5.26            $5.28            $4.96             N/A              N/A
    End of period                              $5.59            $5.26            $5.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,068            6,511            5,615             N/A              N/A

JNL/MCM Value Line 25 Division(738)

  Accumulation unit value:
    Beginning of period                       $15.36           $11.28             N/A              N/A              N/A
    End of period                             $14.71           $15.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,569           28,857             N/A              N/A              N/A

JNL/MCM VIP Division(700)

  Accumulation unit value:
    Beginning of period                       $11.77           $11.04           $10.41             N/A              N/A
    End of period                             $12.83           $11.77           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,628            5,687             480              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(420)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.73            $9.36            $8.18             N/A
    End of period                             $13.46           $11.85           $10.73            $9.36             N/A
  Accumulation units outstanding
  at the end of period                         5,576            7,901            8,282            1,139             N/A

JNL/Oppenheimer Growth Division(434)

  Accumulation unit value:
    Beginning of period                        $8.23            $7.76            $7.67            $7.76             N/A
    End of period                              $8.39            $8.23            $7.76            $7.67             N/A
  Accumulation units outstanding
  at the end of period                         1,364            1,500            1,651            1,185             N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(420)

  Accumulation unit value:
    Beginning of period                       $12.52           $12.60           $12.42           $12.39             N/A
    End of period                             $12.58           $12.52           $12.60           $12.42             N/A
  Accumulation units outstanding
  at the end of period                        14,334           17,833           13,804            4,283             N/A

JNL/PPM America High Yield Bond
Division(434)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.61           $13.22             N/A
    End of period                               N/A              N/A            $13.91           $13.61             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -             16,454             N/A

JNL/Putnam Equity Division(680)

  Accumulation unit value:
    Beginning of period                       $18.44           $17.46           $15.88             N/A              N/A
    End of period                             $20.38           $18.44           $17.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          262              262              262              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(420)

  Accumulation unit value:
    Beginning of period                        $7.69            $7.06            $6.13            $5.70             N/A
    End of period                              $7.90            $7.69            $7.06            $6.13             N/A
  Accumulation units outstanding
  at the end of period                         9,677           12,442            9,835             304              N/A

JNL/Putnam Value Equity Division(586)

  Accumulation unit value:
    Beginning of period                       $17.47           $17.14           $15.91             N/A              N/A
    End of period                             $19.18           $17.47           $17.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                          890             1,999            1,811             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division(441)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.70            $9.02             N/A
    End of period                               N/A              N/A             $9.78            $9.70             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               766              N/A

JNL/S&P Core Index 75 Division(441)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.86            $9.24             N/A
    End of period                               N/A              N/A             $9.95            $9.86             N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               747              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(516)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.98             N/A              N/A
    End of period                               N/A              N/A             $9.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(624)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.21             N/A              N/A
    End of period                               N/A              N/A             $9.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(441)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.45           $10.47            $9.80             N/A
    End of period                             $13.55           $12.07           $11.45           $10.47             N/A
  Accumulation units outstanding
  at the end of period                         6,316            8,602            7,566             704              N/A

JNL/S&P Managed Conservative Division(880)

  Accumulation unit value:
    Beginning of period                       $10.36           $10.37             N/A              N/A              N/A
    End of period                             $10.85           $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          478              479              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(441)

  Accumulation unit value:
    Beginning of period                       $12.17           $11.66           $10.78           $10.19             N/A
    End of period                             $13.50           $12.17           $11.66           $10.78             N/A
  Accumulation units outstanding
  at the end of period                        26,293           33,313           52,930             805              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(447)

  Accumulation unit value:
    Beginning of period                       $11.77           $11.39           $10.70           $10.31             N/A
    End of period                             $12.83           $11.77           $11.39           $10.70             N/A
  Accumulation units outstanding
  at the end of period                        103,813          143,904          30,096             612              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(606)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $10.34             N/A              N/A
    End of period                               N/A              N/A            $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Select Balanced Division(432)

  Accumulation unit value:
    Beginning of period                       $20.37           $19.91           $18.49           $17.55             N/A
    End of period                             $22.48           $20.37           $19.91           $18.49             N/A
  Accumulation units outstanding
  at the end of period                         3,081            3,705            3,768            3,031             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(434)

  Accumulation unit value:
    Beginning of period                       $22.96           $22.58           $20.82           $19.92             N/A
    End of period                             $23.33           $22.96           $22.58           $20.82             N/A
  Accumulation units outstanding
  at the end of period                          335              373              414              462              N/A

JNL/Select Money Market Division(616)

  Accumulation unit value:
    Beginning of period                       $10.55           $10.58           $10.66             N/A              N/A
    End of period                             $10.71           $10.55           $10.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                          614             1,089            4,966             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(434)

  Accumulation unit value:
    Beginning of period                       $16.70           $15.90           $14.26           $13.20             N/A
    End of period                             $19.62           $16.70           $15.90           $14.26             N/A
  Accumulation units outstanding
  at the end of period                         1,014            1,928            2,010            1,112             N/A

JNL/T.Rowe Price Established Growth
Division(434)

  Accumulation unit value:
    Beginning of period                       $22.98           $22.30           $20.89           $19.86             N/A
    End of period                             $25.38           $22.98           $22.30           $20.89             N/A
  Accumulation units outstanding
  at the end of period                         8,892            8,889            6,400            5,161             N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(426)

  Accumulation unit value:
    Beginning of period                       $32.08           $28.94           $25.24           $23.51             N/A
    End of period                             $33.28           $32.08           $28.94           $25.24             N/A
  Accumulation units outstanding
  at the end of period                         5,665            5,903            5,340            2,197             N/A

JNL/T.Rowe Price Value Division(426)

  Accumulation unit value:
    Beginning of period                       $12.70           $12.32           $11.01           $10.03             N/A
    End of period                             $14.81           $12.70           $12.32           $11.01             N/A
  Accumulation units outstanding
  at the end of period                        19,759           23,209           20,722            5,990             N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.66           $11.80           $11.51             N/A              N/A
    End of period                             $12.51           $11.66           $11.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,514           22,738           27,673             N/A              N/A

JNL/Western Asset Strategic Bond
Division(447)

  Accumulation unit value:
    Beginning of period                       $16.06           $16.11           $15.51           $15.26             N/A
    End of period                             $16.33           $16.06           $16.11           $15.51             N/A
  Accumulation units outstanding
  at the end of period                         3,116            4,307            4,377             394              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(426)

  Accumulation unit value:
    Beginning of period                       $13.40           $13.47           $13.36           $13.33             N/A
    End of period                             $13.44           $13.40           $13.47           $13.36             N/A
  Accumulation units outstanding
  at the end of period                         2,430            4,328            4,455            2,652             N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.92%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(997)

  Accumulation unit value:
    Beginning of period                       $12.02             N/A              N/A              N/A              N/A
    End of period                             $15.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          659              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(883)

  Accumulation unit value:
    Beginning of period                        $8.11            $8.35             N/A              N/A              N/A
    End of period                             $10.21            $8.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(884)

  Accumulation unit value:
    Beginning of period                       $11.68           $11.48             N/A              N/A              N/A
    End of period                             $13.48           $11.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          666             1,885             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(884)

  Accumulation unit value:
    Beginning of period                       $21.31           $20.89             N/A              N/A              N/A
    End of period                             $25.01           $21.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          353              444              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(883)

  Accumulation unit value:
    Beginning of period                       $15.35           $12.99             N/A              N/A              N/A
    End of period                             $14.71           $15.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          548               -               N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(918)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.45             N/A              N/A              N/A
    End of period                             $12.81           $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(923)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.52             N/A              N/A              N/A
    End of period                             $10.70           $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.945%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(755)

  Accumulation unit value:
    Beginning of period                       $10.14            $9.30             N/A              N/A              N/A
    End of period                             $10.91           $10.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,715            3,051             N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(957)

  Accumulation unit value:
    Beginning of period                       $11.17           $11.03             N/A              N/A              N/A
    End of period                             $12.55           $11.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(957)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.34             N/A              N/A              N/A
    End of period                             $13.89           $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(756)

  Accumulation unit value:
    Beginning of period                       $16.39           $14.90             N/A              N/A              N/A
    End of period                             $18.23           $16.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          449              370              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(756)

  Accumulation unit value:
    Beginning of period                        $8.10            $8.32             N/A              N/A              N/A
    End of period                             $10.19            $8.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          525              396              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(755)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.68             N/A              N/A              N/A
    End of period                             $13.26           $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          600              632              N/A              N/A              N/A

JNL/MCM Global 15 Division(756)

  Accumulation unit value:
    Beginning of period                       $11.61           $10.24             N/A              N/A              N/A
    End of period                             $15.80           $11.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          494              429              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(755)

  Accumulation unit value:
    Beginning of period                       $10.37            $9.67             N/A              N/A              N/A
    End of period                             $10.70           $10.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          595              628              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(886)

  Accumulation unit value:
    Beginning of period                       $11.68           $11.29             N/A              N/A              N/A
    End of period                             $13.47           $11.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(755)

  Accumulation unit value:
    Beginning of period                       $21.28           $16.51             N/A              N/A              N/A
    End of period                             $24.96           $21.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          726              741              N/A              N/A              N/A

JNL/MCM S&P 10 Division(755)

  Accumulation unit value:
    Beginning of period                       $12.23            $9.06             N/A              N/A              N/A
    End of period                             $12.43           $12.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,179            4,458             N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(756)

  Accumulation unit value:
    Beginning of period                       $12.74           $11.83             N/A              N/A              N/A
    End of period                             $14.54           $12.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          442              376              N/A              N/A              N/A

JNL/MCM Technology Sector Division(755)

  Accumulation unit value:
    Beginning of period                        $5.24            $4.91             N/A              N/A              N/A
    End of period                              $5.57            $5.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,179            1,244             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(902)

  Accumulation unit value:
    Beginning of period                       $15.35           $12.89             N/A              N/A              N/A
    End of period                             $14.70           $15.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(755)

  Accumulation unit value:
    Beginning of period                       $11.83           $10.20             N/A              N/A              N/A
    End of period                             $13.44           $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,429            1,476             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(755)

  Accumulation unit value:
    Beginning of period                        $7.68            $6.81             N/A              N/A              N/A
    End of period                              $7.88            $7.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,122             N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(781)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.43             N/A              N/A              N/A
    End of period                             $13.50           $12.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                       $10.35           $10.29             N/A              N/A              N/A
    End of period                             $10.84           $10.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.63             N/A              N/A              N/A
    End of period                             $13.45           $12.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                       $10.67           $10.48             N/A              N/A              N/A
    End of period                             $11.44           $10.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(866)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.50             N/A              N/A              N/A
    End of period                             $10.67           $10.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(755)

  Accumulation unit value:
    Beginning of period                       $22.89           $21.37             N/A              N/A              N/A
    End of period                             $25.27           $22.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          577              608              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(755)

  Accumulation unit value:
    Beginning of period                       $31.96           $27.61             N/A              N/A              N/A
    End of period                             $33.14           $31.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          470              495              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.955%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(673)

  Accumulation unit value:
    Beginning of period                       $10.39           $11.03           $10.16             N/A              N/A
    End of period                             $11.32           $10.39           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               138              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(673)

  Accumulation unit value:
    Beginning of period                        $8.10            $8.84            $8.15             N/A              N/A
    End of period                             $10.19            $8.10            $8.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               172              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(673)

  Accumulation unit value:
    Beginning of period                       $11.61           $10.85            $9.59             N/A              N/A
    End of period                             $15.79           $11.61           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               147              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(673)

  Accumulation unit value:
    Beginning of period                       $12.23            $9.17            $8.27             N/A              N/A
    End of period                             $12.42           $12.23            $9.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               170              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(673)

  Accumulation unit value:
    Beginning of period                       $17.94           $16.96           $14.74             N/A              N/A
    End of period                             $19.07           $17.94           $16.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               95               N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.96%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(820)

  Accumulation unit value:
    Beginning of period                       $11.08            $9.86             N/A              N/A              N/A
    End of period                             $11.61           $11.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          112              110              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(977)

  Accumulation unit value:
    Beginning of period                       $11.47           $11.44             N/A              N/A              N/A
    End of period                             $15.19           $11.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,485            1,450             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(820)

  Accumulation unit value:
    Beginning of period                       $11.95           $10.61             N/A              N/A              N/A
    End of period                             $13.28           $11.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          99               100              N/A              N/A              N/A

JNL/Alger Growth Division(812)

  Accumulation unit value:
    Beginning of period                       $16.48           $14.03             N/A              N/A              N/A
    End of period                             $16.79           $16.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          78              5,644             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(751)

  Accumulation unit value:
    Beginning of period                       $15.16           $14.54             N/A              N/A              N/A
    End of period                             $16.53           $15.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(741)

  Accumulation unit value:
    Beginning of period                       $17.12           $16.37             N/A              N/A              N/A
    End of period                             $19.96           $17.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/FMR Balanced Division(743)

  Accumulation unit value:
    Beginning of period                       $10.13            $9.26             N/A              N/A              N/A
    End of period                             $10.90           $10.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,576            1,568             N/A              N/A              N/A

JNL/FMR MidCap Equity Division(993)

  Accumulation unit value:
    Beginning of period                       $19.19             N/A              N/A              N/A              N/A
    End of period                             $20.27             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,002             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1166)

  Accumulation unit value:
    Beginning of period                       $10.33             N/A              N/A              N/A              N/A
    End of period                             $10.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,777             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(977)

  Accumulation unit value:
    Beginning of period                       $11.17           $11.25             N/A              N/A              N/A
    End of period                             $12.55           $11.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               738              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division(1159)

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A              N/A
    End of period                             $10.11             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,789             N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(464)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.60           $10.27            $9.63             N/A
    End of period                             $14.84           $12.47           $11.60           $10.27             N/A
  Accumulation units outstanding
  at the end of period                        21,019           20,709           20,731           10,586             N/A

JNL/JPMorgan International Value
Division(568)

  Accumulation unit value:
    Beginning of period                       $10.83            $9.41            $8.13             N/A              N/A
    End of period                             $13.88           $10.83            $9.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,627            1,223             529              N/A              N/A

JNL/Lazard Emerging Markets Division(1156)

  Accumulation unit value:
    Beginning of period                        $9.40             N/A              N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,402             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                       $16.37           $15.10             N/A              N/A              N/A
    End of period                             $18.21           $16.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          846             1,601             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(741)

  Accumulation unit value:
    Beginning of period                       $13.36           $12.57             N/A              N/A              N/A
    End of period                             $15.15           $13.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          449            11,914             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(423)

  Accumulation unit value:
    Beginning of period                       $10.39           $11.02            $9.32            $8.11             N/A
    End of period                             $11.32           $10.39           $11.02            $9.32             N/A
  Accumulation units outstanding
  at the end of period                        29,084           31,540            6,349            1,996             N/A

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.61           $10.49             N/A              N/A
    End of period                             $10.56           $10.49           $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,723           15,542            1,059             N/A              N/A

JNL/MCM Communications Sector
Division(1033)

  Accumulation unit value:
    Beginning of period                        $4.63             N/A              N/A              N/A              N/A
    End of period                              $5.43             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,194             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(701)

  Accumulation unit value:
    Beginning of period                        $9.49           $10.02            $9.56             N/A              N/A
    End of period                             $10.46            $9.49           $10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          927             1,009            1,023             N/A              N/A

JNL/MCM Dow 10 Division(423)

  Accumulation unit value:
    Beginning of period                        $8.10            $8.84            $8.85            $7.80             N/A
    End of period                             $10.18            $8.10            $8.84            $8.85             N/A
  Accumulation units outstanding
  at the end of period                        30,898           32,989            7,084            2,047             N/A

JNL/MCM Dow Dividend Division(1101)

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A              N/A
    End of period                             $11.66             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,077             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(841)

  Accumulation unit value:
    Beginning of period                        $7.72            $7.56             N/A              N/A              N/A
    End of period                              $8.75            $7.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Financial Sector Division(877)

  Accumulation unit value:
    Beginning of period                       $11.49           $11.05             N/A              N/A              N/A
    End of period                             $13.24           $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Global 15 Division(423)

  Accumulation unit value:
    Beginning of period                       $11.60           $10.85            $8.72            $8.41             N/A
    End of period                             $15.78           $11.60           $10.85            $8.72             N/A
  Accumulation units outstanding
  at the end of period                        37,264           60,259            6,859            1,946             N/A

JNL/MCM Healthcare Sector Division(751)

  Accumulation unit value:
    Beginning of period                       $10.36            $9.63             N/A              N/A              N/A
    End of period                             $10.69           $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,006            1,995             N/A              N/A              N/A

JNL/MCM International Index Division(446)

  Accumulation unit value:
    Beginning of period                       $14.29           $12.99           $11.19           $10.22             N/A
    End of period                             $17.42           $14.29           $12.99           $11.19             N/A
  Accumulation units outstanding
  at the end of period                         9,103           17,815            5,342             527              N/A

JNL/MCM JNL 5 Division(736)

  Accumulation unit value:
    Beginning of period                       $11.68           $10.87           $10.86             N/A              N/A
    End of period                             $13.47           $11.68           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        368,502          198,802           1,825             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(724)

  Accumulation unit value:
    Beginning of period                       $10.37           $10.79           $10.83             N/A              N/A
    End of period                             $10.55           $10.37           $10.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,820           49,578            8,924             N/A              N/A

JNL/MCM Oil & Gas Sector Division(622)

  Accumulation unit value:
    Beginning of period                       $21.27           $16.01           $14.44             N/A              N/A
    End of period                             $24.94           $21.27           $16.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,423            3,753            1,239             N/A              N/A

JNL/MCM S&P 10 Division(423)

  Accumulation unit value:
    Beginning of period                       $12.22            $9.17            $8.03            $7.34             N/A
    End of period                             $12.42           $12.22            $9.17            $8.03             N/A
  Accumulation units outstanding
  at the end of period                        25,205           28,107            6,180            2,191             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(446)

  Accumulation unit value:
    Beginning of period                       $13.35           $12.28           $10.93           $10.57             N/A
    End of period                             $14.22           $13.35           $12.28           $10.93             N/A
  Accumulation units outstanding
  at the end of period                        15,099           20,335            6,803             589              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(446)

  Accumulation unit value:
    Beginning of period                       $10.17           $10.04            $9.39            $8.97             N/A
    End of period                             $11.37           $10.17           $10.04            $9.39             N/A
  Accumulation units outstanding
  at the end of period                        15,640           27,547            5,595             695              N/A

JNL/MCM Select Small-Cap Division(423)

  Accumulation unit value:
    Beginning of period                       $17.93           $16.96           $15.51           $14.22             N/A
    End of period                             $19.06           $17.93           $16.96           $15.51             N/A
  Accumulation units outstanding
  at the end of period                        13,137           18,632            4,966            1,155             N/A

JNL/MCM Small Cap Index Division(446)

  Accumulation unit value:
    Beginning of period                       $12.74           $12.59           $11.04           $10.71             N/A
    End of period                             $14.53           $12.74           $12.59           $11.04             N/A
  Accumulation units outstanding
  at the end of period                        11,942           15,282            4,486             505              N/A

JNL/MCM Technology Sector Division(838)

  Accumulation unit value:
    Beginning of period                        $5.24            $5.05             N/A              N/A              N/A
    End of period                              $5.56            $5.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             21,234             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(681)

  Accumulation unit value:
    Beginning of period                       $15.35           $11.39            $9.72             N/A              N/A
    End of period                             $14.69           $15.35           $11.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,220           46,138            7,133             N/A              N/A

JNL/MCM VIP Division(681)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.04            $9.86             N/A              N/A
    End of period                             $12.81           $11.76           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,524           17,466             158              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(568)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.71            $9.41             N/A              N/A
    End of period                             $13.43           $11.82           $10.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,132            6,198             459              N/A              N/A

JNL/Oppenheimer Growth Division(743)

  Accumulation unit value:
    Beginning of period                        $8.21            $7.54             N/A              N/A              N/A
    End of period                              $8.36            $8.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          333              333              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(473)

  Accumulation unit value:
    Beginning of period                       $12.48           $12.56           $12.38           $12.38             N/A
    End of period                             $12.53           $12.48           $12.56           $12.38             N/A
  Accumulation units outstanding
  at the end of period                        13,627            6,052            2,962             50               N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(751)

  Accumulation unit value:
    Beginning of period                        $7.67            $6.74             N/A              N/A              N/A
    End of period                              $7.87            $7.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Putnam Value Equity Division(743)

  Accumulation unit value:
    Beginning of period                       $17.38           $16.81             N/A              N/A              N/A
    End of period                             $19.07           $17.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          216             1,635             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(736)

  Accumulation unit value:
    Beginning of period                       $10.35           $10.28           $10.28             N/A              N/A
    End of period                             $10.84           $10.35           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,862           12,634             138              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(568)

  Accumulation unit value:
    Beginning of period                       $12.12           $11.62           $10.73             N/A              N/A
    End of period                             $13.44           $12.12           $11.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,357           50,284           20,269             N/A              N/A

JNL/S&P Managed Moderate Division(719)

  Accumulation unit value:
    Beginning of period                       $10.67           $10.47           $10.34             N/A              N/A
    End of period                             $11.43           $10.67           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,793           25,755             648              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(709)

  Accumulation unit value:
    Beginning of period                       $11.72           $11.35           $10.99             N/A              N/A
    End of period                             $12.77           $11.72           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        99,466           130,307          35,613             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(733)

  Accumulation unit value:
    Beginning of period                       $20.26           $19.81           $19.69             N/A              N/A
    End of period                             $22.35           $20.26           $19.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,330           19,291            1,853             N/A              N/A

JNL/Select Global Growth Division(831)

  Accumulation unit value:
    Beginning of period                       $19.76           $17.78             N/A              N/A              N/A
    End of period                             $21.74           $19.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          210              211              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(741)

  Accumulation unit value:
    Beginning of period                       $22.83           $21.75             N/A              N/A              N/A
    End of period                             $23.19           $22.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Money Market Division(699)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.53           $10.55             N/A              N/A
    End of period                             $10.65           $10.50           $10.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,006           22,981              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(831)

  Accumulation unit value:
    Beginning of period                       $16.67           $15.63             N/A              N/A              N/A
    End of period                             $19.57           $16.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,786             239              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(817)

  Accumulation unit value:
    Beginning of period                       $22.85           $20.53             N/A              N/A              N/A
    End of period                             $25.23           $22.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(736)

  Accumulation unit value:
    Beginning of period                       $31.91           $28.80           $28.81             N/A              N/A
    End of period                             $33.08           $31.91           $28.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          147             8,422             583              N/A              N/A

JNL/T.Rowe Price Value Division(733)

  Accumulation unit value:
    Beginning of period                       $12.67           $12.29           $12.22             N/A              N/A
    End of period                             $14.76           $12.67           $12.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,576           24,252            3,412             N/A              N/A

JNL/Western Asset High Yield Bond
Division(701)

  Accumulation unit value:
    Beginning of period                       $11.60           $11.75           $11.67             N/A              N/A
    End of period                             $12.45           $11.60           $11.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,957           15,411            2,095             N/A              N/A

JNL/Western Asset Strategic Bond
Division(701)

  Accumulation unit value:
    Beginning of period                       $15.97           $16.03           $15.81             N/A              N/A
    End of period                             $16.23           $15.97           $16.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,092            5,037            1,546             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(741)

  Accumulation unit value:
    Beginning of period                       $13.32           $13.38             N/A              N/A              N/A
    End of period                             $13.36           $13.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,520            4,925             N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.97%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(763)

  Accumulation unit value:
    Beginning of period                       $17.10           $16.85             N/A              N/A              N/A
    End of period                             $19.94           $17.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          491              516              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(763)

  Accumulation unit value:
    Beginning of period                       $10.82            $9.25             N/A              N/A              N/A
    End of period                             $13.86           $10.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          285              342              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(763)

  Accumulation unit value:
    Beginning of period                       $16.36           $15.41             N/A              N/A              N/A
    End of period                             $18.19           $16.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          538              561              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(763)

  Accumulation unit value:
    Beginning of period                       $13.35           $13.04             N/A              N/A              N/A
    End of period                             $15.14           $13.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          627              664              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(793)

  Accumulation unit value:
    Beginning of period                       $11.59           $10.36             N/A              N/A              N/A
    End of period                             $15.77           $11.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          203              220              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(829)

  Accumulation unit value:
    Beginning of period                       $11.68           $10.34             N/A              N/A              N/A
    End of period                             $13.47           $11.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,596            1,653             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(763)

  Accumulation unit value:
    Beginning of period                       $21.25           $17.23             N/A              N/A              N/A
    End of period                             $24.91           $21.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          142              183              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.40             N/A              N/A              N/A
    End of period                             $12.81           $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,649            1,643             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(763)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.27             N/A              N/A              N/A
    End of period                             $13.42           $11.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          264              308              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(763)

  Accumulation unit value:
    Beginning of period                       $12.46           $12.60             N/A              N/A              N/A
    End of period                             $12.52           $12.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          260              251              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(829)

  Accumulation unit value:
    Beginning of period                       $20.23           $19.12             N/A              N/A              N/A
    End of period                             $22.33           $20.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          475              447              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(763)

  Accumulation unit value:
    Beginning of period                       $22.83           $21.71             N/A              N/A              N/A
    End of period                             $25.20           $22.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          579              600              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(763)

  Accumulation unit value:
    Beginning of period                       $31.87           $28.11             N/A              N/A              N/A
    End of period                             $33.04           $31.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          274              307              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(763)

  Accumulation unit value:
    Beginning of period                       $12.66           $12.16             N/A              N/A              N/A
    End of period                             $14.75           $12.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,039            1,065             N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(763)

  Accumulation unit value:
    Beginning of period                       $11.59           $11.78             N/A              N/A              N/A
    End of period                             $12.44           $11.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          383              367              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(763)

  Accumulation unit value:
    Beginning of period                       $15.95           $16.16             N/A              N/A              N/A
    End of period                             $16.21           $15.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          363              340              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(793)

  Accumulation unit value:
    Beginning of period                       $13.32           $13.21             N/A              N/A              N/A
    End of period                             $13.35           $13.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          97               86               N/A              N/A              N/A



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.995%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1146)

  Accumulation unit value:
    Beginning of period                       $10.27             N/A              N/A              N/A              N/A
    End of period                             $10.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(1164)

  Accumulation unit value:
    Beginning of period                       $12.45             N/A              N/A              N/A              N/A
    End of period                             $13.83             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(786)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.47             N/A              N/A              N/A
    End of period                             $10.54           $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,896            3,338             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division(1164)

  Accumulation unit value:
    Beginning of period                       $10.99             N/A              N/A              N/A              N/A
    End of period                             $11.65             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(1146)

  Accumulation unit value:
    Beginning of period                       $12.03             N/A              N/A              N/A              N/A
    End of period                             $13.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(786)

  Accumulation unit value:
    Beginning of period                       $14.27           $13.22             N/A              N/A              N/A
    End of period                             $17.39           $14.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,735            3,204             N/A              N/A              N/A

JNL/MCM JNL 5 Division(776)

  Accumulation unit value:
    Beginning of period                       $11.67           $11.07             N/A              N/A              N/A
    End of period                             $13.46           $11.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,608           18,419             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(574)

  Accumulation unit value:
    Beginning of period                       $13.34           $12.27           $10.78             N/A              N/A
    End of period                             $14.20           $13.34           $12.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,099            3,158              -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(786)

  Accumulation unit value:
    Beginning of period                       $10.16            $9.96             N/A              N/A              N/A
    End of period                             $11.34           $10.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,016            3,800             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(786)

  Accumulation unit value:
    Beginning of period                       $12.72           $12.11             N/A              N/A              N/A
    End of period                             $14.50           $12.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,170            3,190             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(776)

  Accumulation unit value:
    Beginning of period                       $15.34           $12.45             N/A              N/A              N/A
    End of period                             $14.68           $15.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(776)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.39             N/A              N/A              N/A
    End of period                             $11.42           $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                       $18.56             N/A              N/A              N/A              N/A
    End of period                             $19.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.00%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(566)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.63           $10.31             N/A              N/A
    End of period                             $11.58           $11.06           $10.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.47           $10.73             N/A              N/A              N/A
    End of period                             $15.18           $11.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,126            1,410             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(566)

  Accumulation unit value:
    Beginning of period                       $15.10           $15.05           $14.65             N/A              N/A
    End of period                             $16.47           $15.10           $15.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Eagle SmallCap Equity Division(985)

  Accumulation unit value:
    Beginning of period                       $17.48             N/A              N/A              N/A              N/A
    End of period                             $19.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          556              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(566)

  Accumulation unit value:
    Beginning of period                       $10.11            $9.46            $8.97             N/A              N/A
    End of period                             $10.87           $10.11            $9.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,345            3,317            2,332             N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(985)

  Accumulation unit value:
    Beginning of period                       $10.97             N/A              N/A              N/A              N/A
    End of period                             $12.35             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          890              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(985)

  Accumulation unit value:
    Beginning of period                       $12.91             N/A              N/A              N/A              N/A
    End of period                             $14.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          767              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(791)

  Accumulation unit value:
    Beginning of period                       $10.79            $9.46             N/A              N/A              N/A
    End of period                             $13.83           $10.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,305            1,498             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(566)

  Accumulation unit value:
    Beginning of period                       $16.32           $15.46           $13.72             N/A              N/A
    End of period                             $18.15           $16.32           $15.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(892)

  Accumulation unit value:
    Beginning of period                       $10.36           $10.58             N/A              N/A              N/A
    End of period                             $11.28           $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,133            3,038             N/A              N/A              N/A

JNL/MCM Bond Index Division(900)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.58             N/A              N/A              N/A
    End of period                             $10.54           $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          306              307              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.67             N/A              N/A              N/A              N/A
    End of period                              $5.41             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,602             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(892)

  Accumulation unit value:
    Beginning of period                        $8.07            $8.17             N/A              N/A              N/A
    End of period                             $10.15            $8.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,586            3,909             N/A              N/A              N/A

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                       $11.40             N/A              N/A              N/A              N/A
    End of period                             $11.65             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,690             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(892)

  Accumulation unit value:
    Beginning of period                       $11.57           $11.37             N/A              N/A              N/A
    End of period                             $15.73           $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,425            2,820             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(900)

  Accumulation unit value:
    Beginning of period                       $14.26           $13.22             N/A              N/A              N/A
    End of period                             $17.38           $14.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          245              245              N/A              N/A              N/A

JNL/MCM JNL 5 Division(745)

  Accumulation unit value:
    Beginning of period                       $11.67           $10.54             N/A              N/A              N/A
    End of period                             $13.46           $11.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,364            8,351             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(791)

  Accumulation unit value:
    Beginning of period                       $21.20           $18.98             N/A              N/A              N/A
    End of period                             $24.86           $21.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,914             N/A              N/A              N/A

JNL/MCM S&P 10 Division(892)

  Accumulation unit value:
    Beginning of period                       $12.19           $11.10             N/A              N/A              N/A
    End of period                             $12.38           $12.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,235            2,897             N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(900)

  Accumulation unit value:
    Beginning of period                       $13.33           $12.73             N/A              N/A              N/A
    End of period                             $14.19           $13.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          255              255              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(900)

  Accumulation unit value:
    Beginning of period                       $10.16            $9.86             N/A              N/A              N/A
    End of period                             $11.34           $10.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          329              329              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(892)

  Accumulation unit value:
    Beginning of period                       $17.88           $17.56             N/A              N/A              N/A
    End of period                             $19.00           $17.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,949            1,839             N/A              N/A              N/A

JNL/MCM Small Cap Index Division(900)

  Accumulation unit value:
    Beginning of period                       $12.72           $12.34             N/A              N/A              N/A
    End of period                             $14.50           $12.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,157             263              N/A              N/A              N/A

JNL/MCM Technology Sector Division(983)

  Accumulation unit value:
    Beginning of period                        $5.23            $5.23             N/A              N/A              N/A
    End of period                              $5.55            $5.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,547             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division(1013)

  Accumulation unit value:
    Beginning of period                       $11.66             N/A              N/A              N/A              N/A
    End of period                             $12.80             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,114             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(579)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.69            $9.03             N/A              N/A
    End of period                             $13.40           $11.80           $10.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Oppenheimer Growth Division(985)

  Accumulation unit value:
    Beginning of period                        $8.38             N/A              N/A              N/A              N/A
    End of period                              $8.34             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,454             N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(566)

  Accumulation unit value:
    Beginning of period                       $12.43           $12.52           $12.26             N/A              N/A
    End of period                             $12.48           $12.43           $12.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,629              -                -               N/A              N/A

JNL/PPM America High Yield Bond
Division(566)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.54             N/A              N/A
    End of period                               N/A              N/A            $13.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(745)

  Accumulation unit value:
    Beginning of period                       $10.34           $10.21             N/A              N/A              N/A
    End of period                             $10.83           $10.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,545             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(745)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.31             N/A              N/A              N/A
    End of period                             $11.42           $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,529             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(745)

  Accumulation unit value:
    Beginning of period                       $11.69           $11.10             N/A              N/A              N/A
    End of period                             $12.72           $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,420             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(566)

  Accumulation unit value:
    Beginning of period                       $20.17           $19.74           $18.65             N/A              N/A
    End of period                             $22.25           $20.17           $19.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,591            1,599            1,116             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(985)

  Accumulation unit value:
    Beginning of period                       $16.96             N/A              N/A              N/A              N/A
    End of period                             $19.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,142             N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(566)

  Accumulation unit value:
    Beginning of period                       $22.76           $22.10           $21.09             N/A              N/A
    End of period                             $25.11           $22.76           $22.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(566)

  Accumulation unit value:
    Beginning of period                       $12.64           $12.27           $11.27             N/A              N/A
    End of period                             $14.72           $12.64           $12.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Western Asset High Yield Bond
Division(985)

  Accumulation unit value:
    Beginning of period                       $11.65             N/A              N/A              N/A              N/A
    End of period                             $12.41             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          860              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(566)

  Accumulation unit value:
    Beginning of period                       $15.90           $15.97           $15.28             N/A              N/A
    End of period                             $16.16           $15.90           $15.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,270              -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(566)

  Accumulation unit value:
    Beginning of period                       $13.27           $13.36           $13.10             N/A              N/A
    End of period                             $13.30           $13.27           $13.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,059              -                -               N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.01%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(606)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.63           $10.29             N/A              N/A
    End of period                             $11.58           $11.06           $10.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,835            7,329            7,376             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                       $11.47           $11.22             N/A              N/A              N/A
    End of period                             $15.18           $11.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,954              -               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(583)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.34           $10.32             N/A              N/A
    End of period                             $13.25           $11.93           $11.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,277            5,192            5,152             N/A              N/A

JNL/Alger Growth Division(606)

  Accumulation unit value:
    Beginning of period                       $16.40           $15.04           $14.74             N/A              N/A
    End of period                             $16.70           $16.40           $15.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,595            3,604            3,634             N/A              N/A

JNL/Alliance Capital Growth Division(657)

  Accumulation unit value:
    Beginning of period                         N/A             $8.89            $8.11             N/A              N/A
    End of period                               N/A             $8.05            $8.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               275              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                       $15.09           $15.04           $13.96             N/A              N/A
    End of period                             $16.45           $15.09           $15.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          547              958              789              N/A              N/A

JNL/Eagle SmallCap Equity Division(585)

  Accumulation unit value:
    Beginning of period                       $17.04           $17.13           $14.96             N/A              N/A
    End of period                             $19.86           $17.04           $17.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,984             684              724              N/A              N/A

JNL/FMR Balanced Division(598)

  Accumulation unit value:
    Beginning of period                       $10.10            $9.46            $8.72             N/A              N/A
    End of period                             $10.86           $10.10            $9.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,064            7,916            7,017             N/A              N/A

JNL/FMR MidCap Equity Division(835)

  Accumulation unit value:
    Beginning of period                       $18.53           $16.30             N/A              N/A              N/A
    End of period                             $20.15           $18.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1094)

  Accumulation unit value:
    Beginning of period                        $9.85             N/A              N/A              N/A              N/A
    End of period                             $10.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(867)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.86             N/A              N/A              N/A
    End of period                             $12.35           $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(885)

  Accumulation unit value:
    Beginning of period                       $11.16           $11.14             N/A              N/A              N/A
    End of period                             $12.54           $11.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,023              -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(607)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.54           $10.26             N/A              N/A
    End of period                             $14.75           $12.40           $11.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,141            1,273            1,317             N/A              N/A

JNL/JPMorgan International Value
Division(585)

  Accumulation unit value:
    Beginning of period                       $10.79            $9.37            $7.86             N/A              N/A
    End of period                             $13.82           $10.79            $9.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,650            5,729            2,666             N/A              N/A

JNL/Lazard Emerging Markets Division(1081)

  Accumulation unit value:
    Beginning of period                        $8.70             N/A              N/A              N/A              N/A
    End of period                             $10.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(585)

  Accumulation unit value:
    Beginning of period                       $16.31           $15.45           $13.19             N/A              N/A
    End of period                             $18.13           $16.31           $15.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,145           10,080            6,606             N/A              N/A

JNL/Lazard Small Cap Value Division(585)

  Accumulation unit value:
    Beginning of period                       $13.31           $13.11           $11.48             N/A              N/A
    End of period                             $15.09           $13.31           $13.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,437            5,733            4,094             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(586)

  Accumulation unit value:
    Beginning of period                       $10.36           $10.99            $9.40             N/A              N/A
    End of period                             $11.28           $10.36           $10.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,658           31,877           19,404             N/A              N/A

JNL/MCM Bond Index Division(669)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.60           $10.63             N/A              N/A
    End of period                             $10.53           $10.47           $10.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,862           15,709           12,854             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(663)

  Accumulation unit value:
    Beginning of period                        $9.46            $9.99            $8.99             N/A              N/A
    End of period                             $10.42            $9.46            $9.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,897            7,199            7,862             N/A              N/A

JNL/MCM Dow 10 Division(586)

  Accumulation unit value:
    Beginning of period                        $8.07            $8.82            $8.25             N/A              N/A
    End of period                             $10.15            $8.07            $8.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,250           37,329           23,059             N/A              N/A

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                        $9.85             N/A              N/A              N/A              N/A
    End of period                             $11.65             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,231             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(650)

  Accumulation unit value:
    Beginning of period                        $7.69            $7.60            $6.95             N/A              N/A
    End of period                              $8.72            $7.69            $7.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                          961              989             1,019             N/A              N/A

JNL/MCM Financial Sector Division(631)

  Accumulation unit value:
    Beginning of period                       $11.46           $11.13           $10.04             N/A              N/A
    End of period                             $13.20           $11.46           $11.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,759            7,316            8,517             N/A              N/A

JNL/MCM Global 15 Division(586)

  Accumulation unit value:
    Beginning of period                       $11.57           $10.82            $8.68             N/A              N/A
    End of period                             $15.73           $11.57           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,038           32,786           18,359             N/A              N/A

JNL/MCM Healthcare Sector Division(606)

  Accumulation unit value:
    Beginning of period                       $10.33            $9.89            $9.99             N/A              N/A
    End of period                             $10.65           $10.33            $9.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,063            7,294            6,941             N/A              N/A

JNL/MCM International Index Division(631)

  Accumulation unit value:
    Beginning of period                       $14.26           $12.97           $11.12             N/A              N/A
    End of period                             $17.38           $14.26           $12.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,276           14,615            9,963             N/A              N/A

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                       $11.67           $10.87           $10.72             N/A              N/A
    End of period                             $13.46           $11.67           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        139,829          160,387           3,364             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1120)

  Accumulation unit value:
    Beginning of period                        $9.38             N/A              N/A              N/A              N/A
    End of period                             $10.62             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,883             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(706)

  Accumulation unit value:
    Beginning of period                       $10.37           $10.79           $10.43             N/A              N/A
    End of period                             $10.54           $10.37           $10.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,678            1,677            1,568             N/A              N/A

JNL/MCM Oil & Gas Sector Division(626)

  Accumulation unit value:
    Beginning of period                       $21.20           $15.97           $13.92             N/A              N/A
    End of period                             $24.85           $21.20           $15.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,547            3,578            1,990             N/A              N/A

JNL/MCM S&P 10 Division(586)

  Accumulation unit value:
    Beginning of period                       $12.18            $9.15            $7.79             N/A              N/A
    End of period                             $12.37           $12.18            $9.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,118           42,513           20,531             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(616)

  Accumulation unit value:
    Beginning of period                       $13.33           $12.26           $10.97             N/A              N/A
    End of period                             $14.19           $13.33           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,331           17,430           16,873             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(598)

  Accumulation unit value:
    Beginning of period                       $10.15           $10.02            $9.41             N/A              N/A
    End of period                             $11.34           $10.15           $10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,665           38,178           17,882             N/A              N/A

JNL/MCM Select Small-Cap Division(586)

  Accumulation unit value:
    Beginning of period                       $17.87           $16.91           $14.59             N/A              N/A
    End of period                             $18.99           $17.87           $16.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,627           21,101           14,487             N/A              N/A

JNL/MCM Small Cap Index Division(616)

  Accumulation unit value:
    Beginning of period                       $12.71           $12.57           $10.98             N/A              N/A
    End of period                             $14.49           $12.71           $12.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,454           14,309           11,653             N/A              N/A

JNL/MCM Technology Sector Division(606)

  Accumulation unit value:
    Beginning of period                        $5.22            $5.26            $5.17             N/A              N/A
    End of period                              $5.54            $5.22            $5.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,688            7,579            7,878             N/A              N/A

JNL/MCM Value Line 25 Division(818)

  Accumulation unit value:
    Beginning of period                       $15.34           $11.50             N/A              N/A              N/A
    End of period                             $14.68           $15.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,024           20,119             N/A              N/A              N/A

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.04           $10.10             N/A              N/A
    End of period                             $12.80           $11.76           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        103,036          109,037          14,552             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(606)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.69            $9.43             N/A              N/A
    End of period                             $13.39           $11.80           $10.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,169            4,892            3,463             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(585)

  Accumulation unit value:
    Beginning of period                       $12.42           $12.51           $12.09             N/A              N/A
    End of period                             $12.47           $12.42           $12.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,750           18,410           12,110             N/A              N/A

JNL/PPM America High Yield Bond
Division(663)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.75             N/A              N/A
    End of period                               N/A              N/A            $13.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division(631)

  Accumulation unit value:
    Beginning of period                       $18.25           $17.29           $15.43             N/A              N/A
    End of period                             $20.14           $18.25           $17.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,372            1,279            1,292             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(583)

  Accumulation unit value:
    Beginning of period                        $7.65            $7.03            $6.04             N/A              N/A
    End of period                              $7.85            $7.65            $7.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,495            9,554            9,952             N/A              N/A

JNL/Putnam Value Equity Division(610)

  Accumulation unit value:
    Beginning of period                       $17.28           $16.98           $15.98             N/A              N/A
    End of period                             $18.96           $17.28           $16.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          919              932              849              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division(654)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.55             N/A              N/A
    End of period                               N/A              N/A             $9.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(603)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.89             N/A              N/A
    End of period                               N/A              N/A             $9.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(657)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.44             N/A              N/A
    End of period                               N/A              N/A             $9.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(619)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.29             N/A              N/A
    End of period                               N/A              N/A             $9.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(603)

  Accumulation unit value:
    Beginning of period                       $11.98           $11.38           $10.48             N/A              N/A
    End of period                             $13.43           $11.98           $11.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,513           10,171            7,171             N/A              N/A

JNL/S&P Managed Conservative Division(862)

  Accumulation unit value:
    Beginning of period                       $10.34           $10.25             N/A              N/A              N/A
    End of period                             $10.82           $10.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,703            2,047             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(583)

  Accumulation unit value:
    Beginning of period                       $12.08           $11.58           $10.44             N/A              N/A
    End of period                             $13.38           $12.08           $11.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,109           43,474           41,589             N/A              N/A

JNL/S&P Managed Moderate Division(898)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.46             N/A              N/A              N/A
    End of period                             $11.42           $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,390            7,074             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(598)

  Accumulation unit value:
    Beginning of period                       $11.68           $11.31           $10.53             N/A              N/A
    End of period                             $12.71           $11.68           $11.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,912           18,873            9,020             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(610)

  Accumulation unit value:
    Beginning of period                       $20.15           $19.72           $18.52             N/A              N/A
    End of period                             $22.22           $20.15           $19.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,321            5,618             168              N/A              N/A

JNL/Select Global Growth Division(583)

  Accumulation unit value:
    Beginning of period                       $19.65           $19.87           $17.50             N/A              N/A
    End of period                             $21.61           $19.65           $19.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          223              238              254              N/A              N/A

JNL/Select Large Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                       $22.71           $22.36           $21.14             N/A              N/A
    End of period                             $23.06           $22.71           $22.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          257              257              257              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                       $16.63           $15.85           $14.72             N/A              N/A
    End of period                             $19.52           $16.63           $15.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,880            2,275             14               N/A              N/A

JNL/T.Rowe Price Established Growth
Division(606)

  Accumulation unit value:
    Beginning of period                       $22.73           $22.08           $20.85             N/A              N/A
    End of period                             $25.08           $22.73           $22.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,951            3,227            2,712             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(606)

  Accumulation unit value:
    Beginning of period                       $31.74           $28.66           $26.23             N/A              N/A
    End of period                             $32.89           $31.74           $28.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,698            1,497            1,338             N/A              N/A

JNL/T.Rowe Price Value Division(616)

  Accumulation unit value:
    Beginning of period                       $12.63           $12.26           $11.14             N/A              N/A
    End of period                             $14.71           $12.63           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,301            2,919            2,822             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.56           $11.72           $11.43             N/A              N/A
    End of period                             $12.40           $11.56           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,105            3,017            3,663             N/A              N/A

JNL/Western Asset Strategic Bond
Division(585)

  Accumulation unit value:
    Beginning of period                       $15.89           $15.95           $14.98             N/A              N/A
    End of period                             $16.14           $15.89           $15.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,402            1,593             955              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(585)

  Accumulation unit value:
    Beginning of period                       $13.25           $13.34           $12.91             N/A              N/A
    End of period                             $13.28           $13.25           $13.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                          243              319              243              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.045%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(558)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.32           $11.08             N/A              N/A
    End of period                             $13.23           $11.91           $11.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                          681              681              521              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(560)

  Accumulation unit value:
    Beginning of period                       $10.08            $9.44            $8.93             N/A              N/A
    End of period                             $10.84           $10.08            $9.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              3,249             N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1116)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,283             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(1000)

  Accumulation unit value:
    Beginning of period                       $16.70             N/A              N/A              N/A              N/A
    End of period                             $18.07             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          202              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(451)

  Accumulation unit value:
    Beginning of period                       $10.33           $10.97            $9.28            $8.32             N/A
    End of period                             $11.25           $10.33           $10.97            $9.28             N/A
  Accumulation units outstanding
  at the end of period                         1,158            1,096             978             1,071             N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(451)

  Accumulation unit value:
    Beginning of period                        $8.05            $8.80            $8.82            $7.91             N/A
    End of period                             $10.12            $8.05            $8.80            $8.82             N/A
  Accumulation units outstanding
  at the end of period                         1,307            1,398            1,223            1,127             N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(560)

  Accumulation unit value:
    Beginning of period                       $11.43           $11.11           $10.18             N/A              N/A
    End of period                             $13.17           $11.43           $11.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               671              N/A              N/A

JNL/MCM Global 15 Division(451)

  Accumulation unit value:
    Beginning of period                       $11.54           $10.80            $8.69            $8.41             N/A
    End of period                             $15.68           $11.54           $10.80            $8.69             N/A
  Accumulation units outstanding
  at the end of period                         1,107            1,006            1,003            1,060             N/A

JNL/MCM Healthcare Sector Division(560)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.87           $10.26             N/A              N/A
    End of period                             $10.63           $10.31            $9.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               666              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(1007)

  Accumulation unit value:
    Beginning of period                       $11.95             N/A              N/A              N/A              N/A
    End of period                             $13.44             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          537              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(560)

  Accumulation unit value:
    Beginning of period                       $21.15           $15.94           $13.55             N/A              N/A
    End of period                             $24.78           $21.15           $15.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          149               -               504              N/A              N/A

JNL/MCM S&P 10 Division(451)

  Accumulation unit value:
    Beginning of period                       $12.16            $9.13            $8.00            $7.34             N/A
    End of period                             $12.34           $12.16            $9.13            $8.00             N/A
  Accumulation units outstanding
  at the end of period                         1,372             958             5,955            1,214             N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(522)

  Accumulation unit value:
    Beginning of period                       $13.31           $12.25           $11.14             N/A              N/A
    End of period                             $14.16           $13.31           $12.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,073            2,073            2,073             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(522)

  Accumulation unit value:
    Beginning of period                       $10.14           $10.01            $9.57             N/A              N/A
    End of period                             $11.32           $10.14           $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,486            2,486            2,486             N/A              N/A

JNL/MCM Select Small-Cap Division(451)

  Accumulation unit value:
    Beginning of period                       $17.83           $16.88           $15.46           $15.13             N/A
    End of period                             $18.94           $17.83           $16.88           $15.46             N/A
  Accumulation units outstanding
  at the end of period                          883              653              649              589              N/A

JNL/MCM Small Cap Index Division(522)

  Accumulation unit value:
    Beginning of period                       $12.70           $12.56           $11.27             N/A              N/A
    End of period                             $14.47           $12.70           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,050            2,050            2,050             N/A              N/A

JNL/MCM Technology Sector Division(560)

  Accumulation unit value:
    Beginning of period                        $5.21            $5.25            $5.18             N/A              N/A
    End of period                              $5.53            $5.21            $5.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              1,320             N/A              N/A

JNL/MCM Value Line 25 Division(1007)

  Accumulation unit value:
    Beginning of period                       $15.21             N/A              N/A              N/A              N/A
    End of period                             $14.67             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM VIP Division(938)

  Accumulation unit value:
    Beginning of period                       $11.75           $11.21             N/A              N/A              N/A
    End of period                             $12.79           $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          670              673              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(561)

  Accumulation unit value:
    Beginning of period                       $11.78           $10.67            $9.64             N/A              N/A
    End of period                             $13.36           $11.78           $10.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              1,576             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(575)

  Accumulation unit value:
    Beginning of period                       $12.39           $12.48           $12.04             N/A              N/A
    End of period                             $12.43           $12.39           $12.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,515              -                -               N/A              N/A

JNL/PPM America High Yield Bond
Division(575)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.10             N/A              N/A
    End of period                               N/A              N/A            $13.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(558)

  Accumulation unit value:
    Beginning of period                        $7.63            $7.02            $6.37             N/A              N/A
    End of period                              $7.83            $7.63            $7.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,123            1,123            2,068             N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(1007)

  Accumulation unit value:
    Beginning of period                       $10.38             N/A              N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(889)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.50             N/A              N/A              N/A
    End of period                             $11.41           $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             12,047             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(558)

  Accumulation unit value:
    Beginning of period                       $11.65           $11.28           $10.68             N/A              N/A
    End of period                             $12.68           $11.65           $11.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,345            1,345            1,026             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(558)

  Accumulation unit value:
    Beginning of period                       $20.07           $19.65           $18.41             N/A              N/A
    End of period                             $22.13           $20.07           $19.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          767              767              586              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(560)

  Accumulation unit value:
    Beginning of period                       $22.65           $22.01           $21.07             N/A              N/A
    End of period                             $24.98           $22.65           $22.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               649              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                       $31.62           $28.57           $25.66             N/A              N/A
    End of period                             $32.76           $31.62           $28.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                          550              550              951              N/A              N/A

JNL/T.Rowe Price Value Division(558)

  Accumulation unit value:
    Beginning of period                       $12.61           $12.24           $11.09             N/A              N/A
    End of period                             $14.68           $12.61           $12.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,264            1,264             972              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(575)

  Accumulation unit value:
    Beginning of period                       $15.83           $15.90           $14.84             N/A              N/A
    End of period                             $16.07           $15.83           $15.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.05%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(880)

  Accumulation unit value:
    Beginning of period                       $11.47           $11.51             N/A              N/A              N/A
    End of period                             $15.17           $11.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(616)

  Accumulation unit value:
    Beginning of period                       $10.08            $9.44            $8.78             N/A              N/A
    End of period                             $10.83           $10.08            $9.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/FMR MidCap Equity Division(867)

  Accumulation unit value:
    Beginning of period                       $18.45           $17.49             N/A              N/A              N/A
    End of period                             $20.06           $18.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(880)

  Accumulation unit value:
    Beginning of period                       $10.81           $11.06             N/A              N/A              N/A
    End of period                             $12.34           $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(880)

  Accumulation unit value:
    Beginning of period                       $11.16           $11.16             N/A              N/A              N/A
    End of period                             $12.53           $11.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(859)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.06             N/A              N/A              N/A
    End of period                             $14.68           $12.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/JPMorgan International Value
Division(810)

  Accumulation unit value:
    Beginning of period                       $10.75            $9.00             N/A              N/A              N/A
    End of period                             $13.77           $10.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(616)

  Accumulation unit value:
    Beginning of period                       $16.26           $15.40           $13.55             N/A              N/A
    End of period                             $18.07           $16.26           $15.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Lazard Small Cap Value Division(616)

  Accumulation unit value:
    Beginning of period                       $13.27           $13.07           $11.72             N/A              N/A
    End of period                             $15.04           $13.27           $13.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                       $10.33           $11.14             N/A              N/A              N/A
    End of period                             $11.24           $10.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               263              N/A              N/A              N/A

JNL/MCM Bond Index Division(565)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.58           $10.45             N/A              N/A
    End of period                             $10.51           $10.46           $10.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                        $8.05            $8.66             N/A              N/A              N/A
    End of period                             $10.11            $8.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               336              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.59             N/A              N/A              N/A
    End of period                             $15.67           $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               266              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(565)

  Accumulation unit value:
    Beginning of period                       $14.24           $12.95           $11.54             N/A              N/A
    End of period                             $17.34           $14.24           $12.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,064              -               N/A              N/A

JNL/MCM JNL 5 Division(808)

  Accumulation unit value:
    Beginning of period                       $11.66           $10.56             N/A              N/A              N/A
    End of period                             $13.44           $11.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,658              -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(859)

  Accumulation unit value:
    Beginning of period                       $21.14           $19.25             N/A              N/A              N/A
    End of period                             $24.76           $21.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                       $12.15           $10.06             N/A              N/A              N/A
    End of period                             $12.33           $12.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               277              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(565)

  Accumulation unit value:
    Beginning of period                       $13.31           $12.25           $11.37             N/A              N/A
    End of period                             $14.16           $13.31           $12.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               549               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(565)

  Accumulation unit value:
    Beginning of period                       $10.14           $10.01            $9.50             N/A              N/A
    End of period                             $11.31           $10.14           $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                       $17.82           $17.26             N/A              N/A              N/A
    End of period                             $18.93           $17.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               168              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(565)

  Accumulation unit value:
    Beginning of period                       $12.69           $12.55           $11.57             N/A              N/A
    End of period                             $14.46           $12.69           $12.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               565               -               N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(880)

  Accumulation unit value:
    Beginning of period                       $15.33           $12.97             N/A              N/A              N/A
    End of period                             $14.67           $15.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM VIP Division(1027)

  Accumulation unit value:
    Beginning of period                       $11.54             N/A              N/A              N/A              N/A
    End of period                             $12.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(616)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.67            $9.21             N/A              N/A
    End of period                             $13.36           $11.77           $10.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Oppenheimer Growth Division(616)

  Accumulation unit value:
    Beginning of period                        $8.18            $7.72            $7.35             N/A              N/A
    End of period                              $8.32            $8.18            $7.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(880)

  Accumulation unit value:
    Beginning of period                       $10.34           $10.36             N/A              N/A              N/A
    End of period                             $10.82           $10.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(737)

  Accumulation unit value:
    Beginning of period                       $12.04           $11.55           $11.55             N/A              N/A
    End of period                             $13.33           $12.04           $11.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,498           20,743           11,706             N/A              N/A

JNL/S&P Managed Moderate Division(868)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.49             N/A              N/A              N/A
    End of period                             $11.41           $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(835)

  Accumulation unit value:
    Beginning of period                       $11.64           $11.04             N/A              N/A              N/A
    End of period                             $12.67           $11.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,263            9,041             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(1027)

  Accumulation unit value:
    Beginning of period                       $22.51             N/A              N/A              N/A              N/A
    End of period                             $22.95             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Money Market Division(880)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.39             N/A              N/A              N/A
    End of period                             $10.54           $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(810)

  Accumulation unit value:
    Beginning of period                       $22.64           $20.14             N/A              N/A              N/A
    End of period                             $24.97           $22.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(810)

  Accumulation unit value:
    Beginning of period                       $31.60           $26.45             N/A              N/A              N/A
    End of period                             $32.74           $31.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Value Division(810)

  Accumulation unit value:
    Beginning of period                       $12.60           $11.66             N/A              N/A              N/A
    End of period                             $14.67           $12.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(880)

  Accumulation unit value:
    Beginning of period                       $13.20           $13.35             N/A              N/A              N/A
    End of period                             $13.22           $13.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.06%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(684)

  Accumulation unit value:
    Beginning of period                       $11.04           $10.61            $9.73             N/A              N/A
    End of period                             $11.55           $11.04           $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,336           13,083            3,076             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.46           $10.72             N/A              N/A              N/A
    End of period                             $15.17           $11.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,171           13,415             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(699)

  Accumulation unit value:
    Beginning of period                       $11.90           $11.32           $10.71             N/A              N/A
    End of period                             $13.22           $11.90           $11.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,194            8,492             646              N/A              N/A

JNL/Alger Growth Division(684)

  Accumulation unit value:
    Beginning of period                       $16.31           $14.98           $13.55             N/A              N/A
    End of period                             $16.61           $16.31           $14.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,280            3,666             511              N/A              N/A

JNL/Alliance Capital Growth Division(690)

  Accumulation unit value:
    Beginning of period                         N/A             $8.86            $7.98             N/A              N/A
    End of period                               N/A             $8.02            $8.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,914             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(882)

  Accumulation unit value:
    Beginning of period                       $15.02           $14.85             N/A              N/A              N/A
    End of period                             $16.36           $15.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(583)

  Accumulation unit value:
    Beginning of period                       $16.96           $17.05           $14.59             N/A              N/A
    End of period                             $19.75           $16.96           $17.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,738            1,720              -               N/A              N/A

JNL/FMR Balanced Division(684)

  Accumulation unit value:
    Beginning of period                       $10.07            $9.43            $8.77             N/A              N/A
    End of period                             $10.82           $10.07            $9.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,105           12,109            4,093             N/A              N/A

JNL/FMR MidCap Equity Division(684)

  Accumulation unit value:
    Beginning of period                       $18.43           $17.90           $15.58             N/A              N/A
    End of period                             $20.04           $18.43           $17.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,493            2,246             288              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(897)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.69             N/A              N/A              N/A
    End of period                             $12.34           $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          408              396              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(858)

  Accumulation unit value:
    Beginning of period                       $11.16           $10.61             N/A              N/A              N/A
    End of period                             $12.53           $11.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,496            2,529             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(687)

  Accumulation unit value:
    Beginning of period                       $12.33           $11.49           $10.19             N/A              N/A
    End of period                             $14.66           $12.33           $11.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,174           15,932            9,306             N/A              N/A

JNL/JPMorgan International Value
Division(791)

  Accumulation unit value:
    Beginning of period                       $10.74            $9.42             N/A              N/A              N/A
    End of period                             $13.75           $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,835            6,897             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division(1068)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A              N/A
    End of period                             $10.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,429             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(583)

  Accumulation unit value:
    Beginning of period                       $16.25           $15.39           $12.97             N/A              N/A
    End of period                             $18.05           $16.25           $15.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,640            7,684            2,500             N/A              N/A

JNL/Lazard Small Cap Value Division(687)

  Accumulation unit value:
    Beginning of period                       $13.26           $13.06           $11.53             N/A              N/A
    End of period                             $15.02           $13.26           $13.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,050            3,959            2,401             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(461)

  Accumulation unit value:
    Beginning of period                       $10.32           $10.96            $9.27            $8.37             N/A
    End of period                             $11.24           $10.32           $10.96            $9.27             N/A
  Accumulation units outstanding
  at the end of period                        73,017           68,439           17,519             565              N/A

JNL/MCM Bond Index Division(560)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.58           $10.48             N/A              N/A
    End of period                             $10.51           $10.45           $10.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,722            5,390             490              N/A              N/A

JNL/MCM Communications Sector
Division(791)

  Accumulation unit value:
    Beginning of period                        $4.08            $3.91             N/A              N/A              N/A
    End of period                              $5.39            $4.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,964            1,218             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(684)

  Accumulation unit value:
    Beginning of period                        $9.43            $9.97            $8.88             N/A              N/A
    End of period                             $10.38            $9.43            $9.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,082            1,590             996              N/A              N/A

JNL/MCM Dow 10 Division(461)

  Accumulation unit value:
    Beginning of period                        $8.04            $8.79            $8.81            $7.95             N/A
    End of period                             $10.11            $8.04            $8.79            $8.81             N/A
  Accumulation units outstanding
  at the end of period                        91,798           94,573           30,149             592              N/A

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                        $9.85             N/A              N/A              N/A              N/A
    End of period                             $11.65             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,357             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(583)

  Accumulation unit value:
    Beginning of period                        $7.67            $7.58            $6.86             N/A              N/A
    End of period                              $8.69            $7.67            $7.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,584            2,588              -               N/A              N/A

JNL/MCM Financial Sector Division(708)

  Accumulation unit value:
    Beginning of period                       $11.42           $11.09           $10.71             N/A              N/A
    End of period                             $13.15           $11.42           $11.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,317             999              408              N/A              N/A

JNL/MCM Global 15 Division(461)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.79            $8.68            $8.13             N/A
    End of period                             $15.67           $11.53           $10.79            $8.68             N/A
  Accumulation units outstanding
  at the end of period                        66,065           70,484           17,885             573              N/A

JNL/MCM Healthcare Sector Division(684)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.86            $9.06             N/A              N/A
    End of period                             $10.61           $10.30            $9.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,639           12,807            3,476             N/A              N/A

JNL/MCM International Index Division(560)

  Accumulation unit value:
    Beginning of period                       $14.23           $12.95           $11.51             N/A              N/A
    End of period                             $17.33           $14.23           $12.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,685           17,258            1,395             N/A              N/A

JNL/MCM JNL 5 Division(735)

  Accumulation unit value:
    Beginning of period                       $11.66           $10.87           $10.88             N/A              N/A
    End of period                             $13.44           $11.66           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        319,223          331,412            956              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(757)

  Accumulation unit value:
    Beginning of period                       $10.36            $9.95             N/A              N/A              N/A
    End of period                             $10.52           $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,196            3,330             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(708)

  Accumulation unit value:
    Beginning of period                       $21.12           $15.92           $15.67             N/A              N/A
    End of period                             $24.75           $21.12           $15.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,872           20,785             442              N/A              N/A

JNL/MCM S&P 10 Division(461)

  Accumulation unit value:
    Beginning of period                       $12.14            $9.12            $7.99            $7.48             N/A
    End of period                             $12.33           $12.14            $9.12            $7.99             N/A
  Accumulation units outstanding
  at the end of period                        67,756           72,327           20,989             630              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(560)

  Accumulation unit value:
    Beginning of period                       $13.30           $12.25           $11.32             N/A              N/A
    End of period                             $14.15           $13.30           $12.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,861           12,373            1,778             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(560)

  Accumulation unit value:
    Beginning of period                       $10.13           $10.01            $9.51             N/A              N/A
    End of period                             $11.31           $10.13           $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,196           26,357            2,294             N/A              N/A

JNL/MCM Select Small-Cap Division(461)

  Accumulation unit value:
    Beginning of period                       $17.82           $16.86           $15.44           $15.53             N/A
    End of period                             $18.92           $17.82           $16.86           $15.44             N/A
  Accumulation units outstanding
  at the end of period                        43,959           43,902           13,597             313              N/A

JNL/MCM Small Cap Index Division(560)

  Accumulation unit value:
    Beginning of period                       $12.69           $12.55           $11.52             N/A              N/A
    End of period                             $14.46           $12.69           $12.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,860           11,658            1,131             N/A              N/A

JNL/MCM Technology Sector Division(684)

  Accumulation unit value:
    Beginning of period                        $5.21            $5.24            $4.68             N/A              N/A
    End of period                              $5.52            $5.21            $5.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,229           18,127            5,749             N/A              N/A

JNL/MCM Value Line 25 Division(761)

  Accumulation unit value:
    Beginning of period                       $15.33           $11.99             N/A              N/A              N/A
    End of period                             $14.66           $15.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        47,424           40,963             N/A              N/A              N/A

JNL/MCM VIP Division(714)

  Accumulation unit value:
    Beginning of period                       $11.75           $11.04           $10.61             N/A              N/A
    End of period                             $12.78           $11.75           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,708            8,339             672              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(521)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.67            $9.62             N/A              N/A
    End of period                             $13.35           $11.77           $10.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,140            6,140            5,793             N/A              N/A

JNL/Oppenheimer Growth Division(521)

  Accumulation unit value:
    Beginning of period                        $8.17            $7.72            $7.73             N/A              N/A
    End of period                              $8.32            $8.17            $7.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,828           20,838           18,828             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(521)

  Accumulation unit value:
    Beginning of period                       $12.37           $12.47           $12.41             N/A              N/A
    End of period                             $12.42           $12.37           $12.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,892           23,190           10,232             N/A              N/A

JNL/PPM America High Yield Bond
Division(521)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.45             N/A              N/A
    End of period                               N/A              N/A            $13.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division(690)

  Accumulation unit value:
    Beginning of period                       $18.15           $17.21           $15.23             N/A              N/A
    End of period                             $20.02           $18.15           $17.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,257            1,583             986              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(687)

  Accumulation unit value:
    Beginning of period                        $7.63            $7.01            $6.17             N/A              N/A
    End of period                              $7.82            $7.63            $7.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,404           21,623            2,736             N/A              N/A

JNL/Putnam Value Equity Division(699)

  Accumulation unit value:
    Beginning of period                       $17.19           $16.90           $16.37             N/A              N/A
    End of period                             $18.85           $17.19           $16.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,063            3,099             429              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(616)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.32             N/A              N/A
    End of period                               N/A              N/A             $9.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(897)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.49             N/A              N/A              N/A
    End of period                             $13.37           $11.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,070            1,071             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(487)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.55           $10.67             N/A              N/A
    End of period                             $13.32           $12.03           $11.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,867           41,897           39,349             N/A              N/A

JNL/S&P Managed Moderate Division(805)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.25             N/A              N/A              N/A
    End of period                             $11.41           $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,378             773              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(560)

  Accumulation unit value:
    Beginning of period                       $11.63           $11.27           $10.72             N/A              N/A
    End of period                             $12.66           $11.63           $11.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,086           29,857            7,500             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(699)

  Accumulation unit value:
    Beginning of period                       $20.04           $19.62           $19.07             N/A              N/A
    End of period                             $22.09           $20.04           $19.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,964            3,923             369              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(805)

  Accumulation unit value:
    Beginning of period                       $22.59           $20.40             N/A              N/A              N/A
    End of period                             $22.92           $22.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          31               30               N/A              N/A              N/A

JNL/Select Money Market Division(707)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.43           $10.44             N/A              N/A
    End of period                             $10.53           $10.39           $10.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,460           37,614            4,541             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(583)

  Accumulation unit value:
    Beginning of period                       $16.62           $15.84           $14.02             N/A              N/A
    End of period                             $19.49           $16.62           $15.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,695            2,876             583              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(684)

  Accumulation unit value:
    Beginning of period                       $22.61           $21.98           $19.78             N/A              N/A
    End of period                             $24.94           $22.61           $21.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,533           12,493            7,721             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(521)

  Accumulation unit value:
    Beginning of period                       $31.57           $28.53           $25.22             N/A              N/A
    End of period                             $32.70           $31.57           $28.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,992            5,718            3,447             N/A              N/A

JNL/T.Rowe Price Value Division(678)

  Accumulation unit value:
    Beginning of period                       $12.59           $12.23           $11.32             N/A              N/A
    End of period                             $14.66           $12.59           $12.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,010           40,488           22,953             N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.52           $11.68           $11.40             N/A              N/A
    End of period                             $12.35           $11.52           $11.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,616            6,992            3,007             N/A              N/A

JNL/Western Asset Strategic Bond
Division(748)

  Accumulation unit value:
    Beginning of period                       $15.80           $15.85             N/A              N/A              N/A
    End of period                             $16.04           $15.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,673            2,570             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(717)

  Accumulation unit value:
    Beginning of period                       $13.18           $13.28           $13.15             N/A              N/A
    End of period                             $13.20           $13.18           $13.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,548            7,362             538              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.07%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(891)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.50             N/A              N/A              N/A
    End of period                             $11.22           $10.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(891)

  Accumulation unit value:
    Beginning of period                        $8.03            $8.12             N/A              N/A              N/A
    End of period                             $10.10            $8.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(891)

  Accumulation unit value:
    Beginning of period                       $11.52           $11.33             N/A              N/A              N/A
    End of period                             $15.65           $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(891)

  Accumulation unit value:
    Beginning of period                       $21.11           $21.29             N/A              N/A              N/A
    End of period                             $24.73           $21.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 10 Division(891)

  Accumulation unit value:
    Beginning of period                       $12.13           $11.10             N/A              N/A              N/A
    End of period                             $12.31           $12.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(563)

  Accumulation unit value:
    Beginning of period                       $13.30           $12.24           $11.45             N/A              N/A
    End of period                             $14.14           $13.30           $12.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,391            2,391            1,831             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(563)

  Accumulation unit value:
    Beginning of period                       $10.13           $10.01            $9.54             N/A              N/A
    End of period                             $11.30           $10.13           $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,875            7,875            5,982             N/A              N/A

JNL/MCM Select Small-Cap Division(891)

  Accumulation unit value:
    Beginning of period                       $17.80           $17.40             N/A              N/A              N/A
    End of period                             $18.90           $17.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Small Cap Index Division(563)

  Accumulation unit value:
    Beginning of period                       $12.68           $12.55           $11.64             N/A              N/A
    End of period                             $14.45           $12.68           $12.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,786            1,786            1,363             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(563)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.66            $9.73             N/A              N/A
    End of period                             $13.34           $11.76           $10.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,407            1,407            1,080             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.095%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(787)

  Accumulation unit value:
    Beginning of period                       $11.02           $10.36             N/A              N/A              N/A
    End of period                             $11.52           $11.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(787)

  Accumulation unit value:
    Beginning of period                       $16.90           $16.49             N/A              N/A              N/A
    End of period                             $19.68           $16.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1200)

  Accumulation unit value:
    Beginning of period                       $10.62             N/A              N/A              N/A              N/A
    End of period                             $10.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,232             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(1164)

  Accumulation unit value:
    Beginning of period                       $12.35             N/A              N/A              N/A              N/A
    End of period                             $13.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(787)

  Accumulation unit value:
    Beginning of period                       $16.20           $15.23             N/A              N/A              N/A
    End of period                             $17.99           $16.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(787)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.93             N/A              N/A              N/A
    End of period                             $11.20           $10.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Bond Index Division(787)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.43             N/A              N/A              N/A
    End of period                             $10.49           $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,367              -               N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(787)

  Accumulation unit value:
    Beginning of period                        $9.41            $9.60             N/A              N/A              N/A
    End of period                             $10.35            $9.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(787)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.45             N/A              N/A              N/A
    End of period                             $15.62           $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(787)

  Accumulation unit value:
    Beginning of period                       $14.21           $13.18             N/A              N/A              N/A
    End of period                             $17.30           $14.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM JNL 5 Division(720)

  Accumulation unit value:
    Beginning of period                       $11.66           $10.87           $10.45             N/A              N/A
    End of period                             $13.43           $11.66           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        95,521           98,868            9,758             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(787)

  Accumulation unit value:
    Beginning of period                       $13.28           $12.30             N/A              N/A              N/A
    End of period                             $14.13           $13.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(787)

  Accumulation unit value:
    Beginning of period                       $12.67           $12.00             N/A              N/A              N/A
    End of period                             $14.43           $12.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(809)

  Accumulation unit value:
    Beginning of period                       $15.32           $11.54             N/A              N/A              N/A
    End of period                             $14.65           $15.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,230           12,654             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(787)

  Accumulation unit value:
    Beginning of period                       $12.34           $12.31             N/A              N/A              N/A
    End of period                             $12.38           $12.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(770)

  Accumulation unit value:
    Beginning of period                       $10.33           $10.24             N/A              N/A              N/A
    End of period                             $10.80           $10.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(770)

  Accumulation unit value:
    Beginning of period                       $10.65           $10.39             N/A              N/A              N/A
    End of period                             $11.40           $10.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,453            2,456             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(770)

  Accumulation unit value:
    Beginning of period                       $11.60           $11.13             N/A              N/A              N/A
    End of period                             $12.62           $11.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,906            5,974             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(787)

  Accumulation unit value:
    Beginning of period                       $19.97           $19.55             N/A              N/A              N/A
    End of period                             $22.01           $19.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(787)

  Accumulation unit value:
    Beginning of period                       $16.60           $16.01             N/A              N/A              N/A
    End of period                             $19.46           $16.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(787)

  Accumulation unit value:
    Beginning of period                       $31.45           $27.85             N/A              N/A              N/A
    End of period                             $32.57           $31.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Value Division(787)

  Accumulation unit value:
    Beginning of period                       $12.57           $12.23             N/A              N/A              N/A
    End of period                             $14.63           $12.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(787)

  Accumulation unit value:
    Beginning of period                       $11.48           $11.65             N/A              N/A              N/A
    End of period                             $12.30           $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(787)

  Accumulation unit value:
    Beginning of period                       $15.74           $15.71             N/A              N/A              N/A
    End of period                             $15.98           $15.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(787)

  Accumulation unit value:
    Beginning of period                       $13.13           $13.10             N/A              N/A              N/A
    End of period                             $13.15           $13.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.11%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(859)

  Accumulation unit value:
    Beginning of period                       $11.46           $10.68             N/A              N/A              N/A
    End of period                             $15.15           $11.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          116              257              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(705)

  Accumulation unit value:
    Beginning of period                       $16.88           $16.98           $16.10             N/A              N/A
    End of period                             $19.65           $16.88           $16.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          314              319              112              N/A              N/A

JNL/FMR Balanced Division(906)

  Accumulation unit value:
    Beginning of period                       $10.04            $9.84             N/A              N/A              N/A
    End of period                             $10.79           $10.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1146)

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(956)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.79             N/A              N/A              N/A
    End of period                             $12.33           $10.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(956)

  Accumulation unit value:
    Beginning of period                       $11.16           $11.01             N/A              N/A              N/A
    End of period                             $12.52           $11.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(814)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.18             N/A              N/A              N/A
    End of period                             $14.58           $12.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/JPMorgan International Value
Division(705)

  Accumulation unit value:
    Beginning of period                       $10.70            $9.31            $8.78             N/A              N/A
    End of period                             $13.69           $10.70            $9.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,389             230              206              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(678)

  Accumulation unit value:
    Beginning of period                       $16.18           $15.34           $13.86             N/A              N/A
    End of period                             $17.97           $16.18           $15.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                          971              976              751              N/A              N/A

JNL/Lazard Small Cap Value Division(678)

  Accumulation unit value:
    Beginning of period                       $13.21           $13.02           $11.86             N/A              N/A
    End of period                             $14.96           $13.21           $13.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          696              706              438              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(635)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.93            $9.41             N/A              N/A
    End of period                             $11.19           $10.29           $10.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,007            1,955            3,061             N/A              N/A

JNL/MCM Bond Index Division(877)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.52             N/A              N/A              N/A
    End of period                             $10.49           $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          24               23               N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(680)

  Accumulation unit value:
    Beginning of period                        $8.02            $8.77            $8.17             N/A              N/A
    End of period                             $10.07            $8.02            $8.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                          36                -              1,902             N/A              N/A

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A              N/A
    End of period                             $11.64             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,621             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(918)

  Accumulation unit value:
    Beginning of period                        $7.64            $7.47             N/A              N/A              N/A
    End of period                              $8.65            $7.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Financial Sector Division(678)

  Accumulation unit value:
    Beginning of period                       $11.39           $11.07           $10.38             N/A              N/A
    End of period                             $13.10           $11.39           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,047            1,045             752              N/A              N/A

JNL/MCM Global 15 Division(635)

  Accumulation unit value:
    Beginning of period                       $11.49           $10.76            $8.78             N/A              N/A
    End of period                             $15.61           $11.49           $10.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,674            5,637            2,192             N/A              N/A

JNL/MCM Healthcare Sector Division(705)

  Accumulation unit value:
    Beginning of period                       $10.26            $9.83            $9.43             N/A              N/A
    End of period                             $10.57           $10.26            $9.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                          284              286              288              N/A              N/A

JNL/MCM International Index Division(680)

  Accumulation unit value:
    Beginning of period                       $14.20           $12.93           $11.59             N/A              N/A
    End of period                             $17.29           $14.20           $12.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          145              146              818              N/A              N/A

JNL/MCM JNL 5 Division(813)

  Accumulation unit value:
    Beginning of period                       $11.65           $10.55             N/A              N/A              N/A
    End of period                             $13.43           $11.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,988            6,678             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1215)

  Accumulation unit value:
    Beginning of period                       $10.75             N/A              N/A              N/A              N/A
    End of period                             $10.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          164              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(814)

  Accumulation unit value:
    Beginning of period                       $10.35            $9.21             N/A              N/A              N/A
    End of period                             $10.51           $10.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(678)

  Accumulation unit value:
    Beginning of period                       $21.06           $15.88           $15.75             N/A              N/A
    End of period                             $24.66           $21.06           $15.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                          659              707              508              N/A              N/A

JNL/MCM S&P 10 Division(680)

  Accumulation unit value:
    Beginning of period                       $12.10            $9.10            $8.25             N/A              N/A
    End of period                             $12.28           $12.10            $9.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          28                -              1,882             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(680)

  Accumulation unit value:
    Beginning of period                       $13.27           $12.23           $11.02             N/A              N/A
    End of period                             $14.12           $13.27           $12.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          152              153             1,000             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(680)

  Accumulation unit value:
    Beginning of period                       $10.11            $9.99            $9.32             N/A              N/A
    End of period                             $11.28           $10.11            $9.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              4,166             N/A              N/A

JNL/MCM Select Small-Cap Division(635)

  Accumulation unit value:
    Beginning of period                       $17.76           $16.82           $13.03             N/A              N/A
    End of period                             $18.85           $17.76           $16.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,208            1,170            1,221             N/A              N/A

JNL/MCM Small Cap Index Division(680)

  Accumulation unit value:
    Beginning of period                       $12.66           $12.53           $11.18             N/A              N/A
    End of period                             $14.42           $12.66           $12.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               556              N/A              N/A

JNL/MCM Technology Sector Division(918)

  Accumulation unit value:
    Beginning of period                        $5.19            $5.03             N/A              N/A              N/A
    End of period                              $5.50            $5.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Value Line 25 Division(794)

  Accumulation unit value:
    Beginning of period                       $15.32           $12.22             N/A              N/A              N/A
    End of period                             $14.65           $15.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,863           12,701             N/A              N/A              N/A

JNL/MCM VIP Division(906)

  Accumulation unit value:
    Beginning of period                       $11.74           $11.44             N/A              N/A              N/A
    End of period                             $12.77           $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(705)

  Accumulation unit value:
    Beginning of period                       $11.74           $10.65           $10.01             N/A              N/A
    End of period                             $13.31           $11.74           $10.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          200              202              181              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(635)

  Accumulation unit value:
    Beginning of period                       $12.32           $12.43           $12.32             N/A              N/A
    End of period                             $12.36           $12.32           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,918            1,779            1,162             N/A              N/A

JNL/PPM America High Yield Bond
Division(635)

  Accumulation unit value:
    Beginning of period                         N/A              N/A            $13.40             N/A              N/A
    End of period                               N/A              N/A            $13.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(814)

  Accumulation unit value:
    Beginning of period                        $7.60            $6.62             N/A              N/A              N/A
    End of period                              $7.79            $7.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(814)

  Accumulation unit value:
    Beginning of period                       $11.88           $10.65             N/A              N/A              N/A
    End of period                             $13.31           $11.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Conservative Division(956)

  Accumulation unit value:
    Beginning of period                       $10.33           $10.28             N/A              N/A              N/A
    End of period                             $10.80           $10.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(825)

  Accumulation unit value:
    Beginning of period                       $11.98           $11.07             N/A              N/A              N/A
    End of period                             $13.26           $11.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division(826)

  Accumulation unit value:
    Beginning of period                       $10.65           $10.16             N/A              N/A              N/A
    End of period                             $11.40           $10.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(785)

  Accumulation unit value:
    Beginning of period                       $11.59           $11.10             N/A              N/A              N/A
    End of period                             $12.60           $11.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,194            9,639             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(976)

  Accumulation unit value:
    Beginning of period                       $19.93           $19.99             N/A              N/A              N/A
    End of period                             $21.97           $19.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Global Growth Division(918)

  Accumulation unit value:
    Beginning of period                       $19.45           $18.57             N/A              N/A              N/A
    End of period                             $21.36           $19.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Large Cap Growth Division(678)

  Accumulation unit value:
    Beginning of period                       $22.47           $22.15           $20.45             N/A              N/A
    End of period                             $22.79           $22.47           $22.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          254              254              254              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                       $18.47             N/A              N/A              N/A              N/A
    End of period                             $19.45             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          963              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(757)

  Accumulation unit value:
    Beginning of period                       $22.49           $21.18             N/A              N/A              N/A
    End of period                             $24.79           $22.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          330              330              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(635)

  Accumulation unit value:
    Beginning of period                       $31.40           $28.39           $23.33             N/A              N/A
    End of period                             $32.51           $31.40           $28.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,031            1,003             939              N/A              N/A

JNL/T.Rowe Price Value Division(705)

  Accumulation unit value:
    Beginning of period                       $12.56           $12.20           $11.74             N/A              N/A
    End of period                             $14.61           $12.56           $12.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          739              739              154              N/A              N/A

JNL/Western Asset High Yield Bond
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.47           $11.64           $11.36             N/A              N/A
    End of period                             $12.29           $11.47           $11.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,208            1,165            1,089             N/A              N/A

JNL/Western Asset Strategic Bond
Division(757)

  Accumulation unit value:
    Beginning of period                       $15.72           $15.85             N/A              N/A              N/A
    End of period                             $15.95           $15.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          465              430              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(757)

  Accumulation unit value:
    Beginning of period                       $13.11           $13.31             N/A              N/A              N/A
    End of period                             $13.13           $13.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,061             968              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.12%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(959)

  Accumulation unit value:
    Beginning of period                       $11.65           $11.65             N/A              N/A              N/A
    End of period                             $13.42           $11.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,156           12,803             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division(959)

  Accumulation unit value:
    Beginning of period                       $11.74           $11.75             N/A              N/A              N/A
    End of period                             $12.77           $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,471           12,698             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(959)

  Accumulation unit value:
    Beginning of period                       $12.31           $12.31             N/A              N/A              N/A
    End of period                             $12.35           $12.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,313            4,039             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(959)

  Accumulation unit value:
    Beginning of period                       $11.46           $11.36             N/A              N/A              N/A
    End of period                             $12.28           $11.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,213            2,188             N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(959)

  Accumulation unit value:
    Beginning of period                       $13.10           $13.05             N/A              N/A              N/A
    End of period                             $13.11           $13.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,064            3,808             N/A              N/A              N/A



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.145%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                       $11.46           $11.21             N/A              N/A              N/A
    End of period                             $15.14           $11.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          751              831              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(673)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.29           $10.04             N/A              N/A
    End of period                             $13.16           $11.86           $11.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               752              914              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(673)

  Accumulation unit value:
    Beginning of period                       $14.90           $14.87           $13.45             N/A              N/A
    End of period                             $16.22           $14.90           $14.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               562              682              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(558)

  Accumulation unit value:
    Beginning of period                       $10.03            $9.40            $8.86             N/A              N/A
    End of period                             $10.76           $10.03            $9.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(983)

  Accumulation unit value:
    Beginning of period                       $10.67           $10.67             N/A              N/A              N/A
    End of period                             $13.65           $10.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          822              893              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(558)

  Accumulation unit value:
    Beginning of period                       $16.14           $15.30           $13.49             N/A              N/A
    End of period                             $17.92           $16.14           $15.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               276              336              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.63             N/A              N/A              N/A              N/A
    End of period                              $5.35             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,051             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                       $11.39             N/A              N/A              N/A              N/A
    End of period                             $11.64             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          952              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                       $14.82             N/A              N/A              N/A              N/A
    End of period                             $15.56             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          731              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(818)

  Accumulation unit value:
    Beginning of period                       $11.65           $10.36             N/A              N/A              N/A
    End of period                             $13.41           $11.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,307           12,307             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(867)

  Accumulation unit value:
    Beginning of period                       $21.01           $19.83             N/A              N/A              N/A
    End of period                             $24.59           $21.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,138             N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                       $10.10            $9.98            $9.44             N/A              N/A
    End of period                             $11.26           $10.10            $9.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(983)

  Accumulation unit value:
    Beginning of period                        $5.18            $5.18             N/A              N/A              N/A
    End of period                              $5.49            $5.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               920              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(925)

  Accumulation unit value:
    Beginning of period                       $15.31           $13.79             N/A              N/A              N/A
    End of period                             $14.63           $15.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(857)

  Accumulation unit value:
    Beginning of period                       $12.29           $12.55             N/A              N/A              N/A
    End of period                             $12.32           $12.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(673)

  Accumulation unit value:
    Beginning of period                       $17.04           $16.76           $15.51             N/A              N/A
    End of period                             $18.66           $17.04           $16.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               487              592              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(558)

  Accumulation unit value:
    Beginning of period                       $11.56           $11.21           $10.61             N/A              N/A
    End of period                             $12.57           $11.56           $11.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               723              878              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(558)

  Accumulation unit value:
    Beginning of period                       $19.86           $19.46           $18.25             N/A              N/A
    End of period                             $21.88           $19.86           $19.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Select Global Growth Division(673)

  Accumulation unit value:
    Beginning of period                       $19.37           $19.62           $17.69             N/A              N/A
    End of period                             $21.27           $19.37           $19.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               214              259              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(1090)

  Accumulation unit value:
    Beginning of period                       $10.33             N/A              N/A              N/A              N/A
    End of period                             $10.42             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                       $31.29           $28.29           $25.43             N/A              N/A
    End of period                             $32.38           $31.29           $28.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/T.Rowe Price Value Division(558)

  Accumulation unit value:
    Beginning of period                       $12.53           $12.19           $11.04             N/A              N/A
    End of period                             $14.58           $12.53           $12.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Western Asset High Yield Bond
Division(925)

  Accumulation unit value:
    Beginning of period                       $11.44           $11.41             N/A              N/A              N/A
    End of period                             $12.25           $11.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.15%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(911)

  Accumulation unit value:
    Beginning of period                       $10.99           $10.61             N/A              N/A              N/A
    End of period                             $11.49           $10.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          52               49               N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(868)

  Accumulation unit value:
    Beginning of period                       $11.45           $11.23             N/A              N/A              N/A
    End of period                             $15.12           $11.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          473              504              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                       $14.89           $14.79             N/A              N/A              N/A
    End of period                             $16.21           $14.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,496            1,543             N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                       $16.82           $16.91             N/A              N/A              N/A
    End of period                             $19.57           $16.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          705              735              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(911)

  Accumulation unit value:
    Beginning of period                       $18.27           $18.31             N/A              N/A              N/A
    End of period                             $19.88           $18.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           7                7               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(911)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.82             N/A              N/A              N/A
    End of period                             $12.37           $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          12               13               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(911)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.70             N/A              N/A              N/A
    End of period                             $14.56           $12.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          10               11               N/A              N/A              N/A

JNL/JPMorgan International Value
Division(781)

  Accumulation unit value:
    Beginning of period                       $10.67            $9.58             N/A              N/A              N/A
    End of period                             $13.64           $10.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,567            2,973             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                       $16.13           $15.41             N/A              N/A              N/A
    End of period                             $17.91           $16.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,060            1,093             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                       $13.17           $13.16             N/A              N/A              N/A
    End of period                             $14.90           $13.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          940              926              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.63             N/A              N/A              N/A              N/A
    End of period                              $5.35             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,253             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(728)

  Accumulation unit value:
    Beginning of period                        $7.99            $8.74            $8.59             N/A              N/A
    End of period                             $10.04            $7.99            $8.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -              2,329             N/A              N/A

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                       $11.39             N/A              N/A              N/A              N/A
    End of period                             $11.64             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          582              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                       $14.81             N/A              N/A              N/A              N/A
    End of period                             $15.56             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          447              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(739)

  Accumulation unit value:
    Beginning of period                       $11.65           $10.60             N/A              N/A              N/A
    End of period                             $13.41           $11.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(728)

  Accumulation unit value:
    Beginning of period                       $10.35           $10.79           $10.58             N/A              N/A
    End of period                             $10.50           $10.35           $10.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               945              N/A              N/A

JNL/MCM Oil & Gas Sector Division(868)

  Accumulation unit value:
    Beginning of period                       $21.00           $19.99             N/A              N/A              N/A
    End of period                             $24.58           $21.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               668              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(983)

  Accumulation unit value:
    Beginning of period                        $5.17            $5.17             N/A              N/A              N/A
    End of period                              $5.48            $5.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               540              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(728)

  Accumulation unit value:
    Beginning of period                       $15.31           $11.38           $11.23             N/A              N/A
    End of period                             $14.63           $15.31           $11.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               891              N/A              N/A

JNL/MCM VIP Division(969)

  Accumulation unit value:
    Beginning of period                       $11.74           $11.83             N/A              N/A              N/A
    End of period                             $12.76           $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               429              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(781)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.55             N/A              N/A              N/A
    End of period                             $13.28           $11.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,076            2,205             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                       $12.29           $12.36             N/A              N/A              N/A
    End of period                             $12.32           $12.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,133            3,056             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division(911)

  Accumulation unit value:
    Beginning of period                       $17.99           $17.47             N/A              N/A              N/A
    End of period                             $19.88           $17.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           7                8               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(728)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.47           $11.30             N/A              N/A
    End of period                             $13.21           $11.95           $11.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,380           14,160             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(580)

  Accumulation unit value:
    Beginning of period                       $11.55           $11.20           $10.21             N/A              N/A
    End of period                             $12.56           $11.55           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(911)

  Accumulation unit value:
    Beginning of period                       $10.28           $10.28             N/A              N/A              N/A
    End of period                             $10.42           $10.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          24               22               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(911)

  Accumulation unit value:
    Beginning of period                       $16.56           $16.39             N/A              N/A              N/A
    End of period                             $19.41           $16.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          13               317              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(781)

  Accumulation unit value:
    Beginning of period                       $22.40           $21.45             N/A              N/A              N/A
    End of period                             $24.68           $22.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          897              936              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(781)

  Accumulation unit value:
    Beginning of period                       $31.27           $28.10             N/A              N/A              N/A
    End of period                             $32.36           $31.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          670              659              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                       $12.53           $12.35             N/A              N/A              N/A
    End of period                             $14.57           $12.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,532            1,663             N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(911)

  Accumulation unit value:
    Beginning of period                       $11.44           $11.57             N/A              N/A              N/A
    End of period                             $12.28           $11.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          12               12               N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(911)

  Accumulation unit value:
    Beginning of period                       $15.64           $15.80             N/A              N/A              N/A
    End of period                             $15.85           $15.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          22               21               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                       $13.06           $13.18             N/A              N/A              N/A
    End of period                             $13.06           $13.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,930            2,851             N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.16%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(846)

  Accumulation unit value:
    Beginning of period                       $10.99           $10.37             N/A              N/A              N/A
    End of period                             $11.49           $10.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,537            1,613             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(846)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.29             N/A              N/A              N/A
    End of period                             $13.15           $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          582              611              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(555)

  Accumulation unit value:
    Beginning of period                       $10.02            $9.39            $8.98             N/A              N/A
    End of period                             $10.75           $10.02            $9.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,708            2,728            3,961             N/A              N/A

JNL/FMR MidCap Equity Division(846)

  Accumulation unit value:
    Beginning of period                       $18.24           $16.78             N/A              N/A              N/A
    End of period                             $19.80           $18.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          277              291              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1162)

  Accumulation unit value:
    Beginning of period                       $10.32             N/A              N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,948             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(880)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.19             N/A              N/A              N/A
    End of period                             $14.49           $12.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/JPMorgan International Value
Division(911)

  Accumulation unit value:
    Beginning of period                       $10.66            $9.90             N/A              N/A              N/A
    End of period                             $13.63           $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          321              133              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(880)

  Accumulation unit value:
    Beginning of period                       $16.12           $16.12             N/A              N/A              N/A
    End of period                             $17.89           $16.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(880)

  Accumulation unit value:
    Beginning of period                       $13.16           $13.55             N/A              N/A              N/A
    End of period                             $14.89           $13.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(665)

  Accumulation unit value:
    Beginning of period                       $10.26           $10.90            $9.94             N/A              N/A
    End of period                             $11.15           $10.26           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,400           18,279            2,655             N/A              N/A

JNL/MCM Bond Index Division(695)

  Accumulation unit value:
    Beginning of period                       $10.41           $10.55           $10.58             N/A              N/A
    End of period                             $10.46           $10.41           $10.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,045            7,717            5,109             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(911)

  Accumulation unit value:
    Beginning of period                        $9.37            $9.43             N/A              N/A              N/A
    End of period                             $10.30            $9.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          377              143              N/A              N/A              N/A

JNL/MCM Dow 10 Division(665)

  Accumulation unit value:
    Beginning of period                        $7.99            $8.74            $8.35             N/A              N/A
    End of period                             $10.03            $7.99            $8.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,275           24,057            4,365             N/A              N/A

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A              N/A
    End of period                             $11.64             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(665)

  Accumulation unit value:
    Beginning of period                       $11.45           $10.73            $9.39             N/A              N/A
    End of period                             $15.55           $11.45           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,941           14,929            2,739             N/A              N/A

JNL/MCM Healthcare Sector Division(846)

  Accumulation unit value:
    Beginning of period                       $10.23           $10.09             N/A              N/A              N/A
    End of period                             $10.53           $10.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          814              618              N/A              N/A              N/A

JNL/MCM International Index Division(573)

  Accumulation unit value:
    Beginning of period                       $14.17           $12.91           $11.27             N/A              N/A
    End of period                             $17.25           $14.17           $12.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,458            6,074            4,528             N/A              N/A

JNL/MCM JNL 5 Division(771)

  Accumulation unit value:
    Beginning of period                       $11.65           $10.99             N/A              N/A              N/A
    End of period                             $13.41           $11.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        199,472          202,367            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(809)

  Accumulation unit value:
    Beginning of period                       $10.35            $9.11             N/A              N/A              N/A
    End of period                             $10.50           $10.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,372            2,284             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(911)

  Accumulation unit value:
    Beginning of period                       $20.98           $21.54             N/A              N/A              N/A
    End of period                             $24.56           $20.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          672              587              N/A              N/A              N/A

JNL/MCM S&P 10 Division(665)

  Accumulation unit value:
    Beginning of period                       $12.06            $9.07            $8.08             N/A              N/A
    End of period                             $12.23           $12.06            $9.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,070           13,419            2,203             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(713)

  Accumulation unit value:
    Beginning of period                       $13.25           $12.21           $11.82             N/A              N/A
    End of period                             $14.08           $13.25           $12.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,831            6,045            3,106             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(695)

  Accumulation unit value:
    Beginning of period                       $10.09            $9.98            $9.34             N/A              N/A
    End of period                             $11.25           $10.09            $9.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,469           22,886            6,645             N/A              N/A

JNL/MCM Select Small-Cap Division(665)

  Accumulation unit value:
    Beginning of period                       $17.70           $16.77           $14.36             N/A              N/A
    End of period                             $18.78           $17.70           $16.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,721           11,237            1,211             N/A              N/A

JNL/MCM Small Cap Index Division(695)

  Accumulation unit value:
    Beginning of period                       $12.64           $12.51           $11.33             N/A              N/A
    End of period                             $14.39           $12.64           $12.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,641            7,031            4,523             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(902)

  Accumulation unit value:
    Beginning of period                       $15.31           $12.87             N/A              N/A              N/A
    End of period                             $14.63           $15.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,634           11,771             N/A              N/A              N/A

JNL/MCM VIP Division(809)

  Accumulation unit value:
    Beginning of period                       $11.74           $10.36             N/A              N/A              N/A
    End of period                             $12.75           $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,978           12,305             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(846)

  Accumulation unit value:
    Beginning of period                       $12.28           $12.52             N/A              N/A              N/A
    End of period                             $12.31           $12.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,119            1,174             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(846)

  Accumulation unit value:
    Beginning of period                        $7.58            $6.91             N/A              N/A              N/A
    End of period                              $7.77            $7.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          543              570              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(602)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.26           $10.42             N/A              N/A
    End of period                             $13.26           $11.84           $11.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,330            4,330              -               N/A              N/A

JNL/S&P Managed Conservative Division(911)

  Accumulation unit value:
    Beginning of period                       $10.32           $10.33             N/A              N/A              N/A
    End of period                             $10.79           $10.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          341              130              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(555)

  Accumulation unit value:
    Beginning of period                       $11.94           $11.47           $10.94             N/A              N/A
    End of period                             $13.20           $11.94           $11.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,815           13,818           13,821             N/A              N/A

JNL/S&P Managed Moderate Division(967)

  Accumulation unit value:
    Beginning of period                       $10.64           $10.64             N/A              N/A              N/A
    End of period                             $11.38           $10.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              6,314             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(616)

  Accumulation unit value:
    Beginning of period                       $11.55           $11.20           $10.44             N/A              N/A
    End of period                             $12.55           $11.55           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,746           23,093           18,599             N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division(695)

  Accumulation unit value:
    Beginning of period                       $19.34           $19.59           $18.37             N/A              N/A
    End of period                             $21.24           $19.34           $19.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          347              358              475              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(573)

  Accumulation unit value:
    Beginning of period                       $22.37           $21.76           $20.23             N/A              N/A
    End of period                             $24.65           $22.37           $21.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          880              923             2,120             N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(573)

  Accumulation unit value:
    Beginning of period                       $31.24           $28.25           $25.18             N/A              N/A
    End of period                             $32.32           $31.24           $28.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                          849              840             1,686             N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(695)

  Accumulation unit value:
    Beginning of period                       $11.42           $11.59           $11.48             N/A              N/A
    End of period                             $12.23           $11.42           $11.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          702             3,006             771              N/A              N/A

JNL/Western Asset Strategic Bond
Division(880)

  Accumulation unit value:
    Beginning of period                       $15.63           $15.74             N/A              N/A              N/A
    End of period                             $15.86           $15.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          568              214              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(846)

  Accumulation unit value:
    Beginning of period                       $13.04           $13.31             N/A              N/A              N/A
    End of period                             $13.05           $13.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,052            1,103             N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.195%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(1081)

  Accumulation unit value:
    Beginning of period                       $18.28             N/A              N/A              N/A              N/A
    End of period                             $19.48             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(765)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.61             N/A              N/A              N/A
    End of period                             $10.44           $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(1191)

  Accumulation unit value:
    Beginning of period                        $9.92             N/A              N/A              N/A              N/A
    End of period                             $10.00             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,007             N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(1191)

  Accumulation unit value:
    Beginning of period                       $10.58             N/A              N/A              N/A              N/A
    End of period                             $10.50             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          944              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(765)

  Accumulation unit value:
    Beginning of period                       $14.15           $12.73             N/A              N/A              N/A
    End of period                             $17.22           $14.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM JNL 5 Division(752)

  Accumulation unit value:
    Beginning of period                       $11.64           $10.40             N/A              N/A              N/A
    End of period                             $13.40           $11.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,900           23,027             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(1191)

  Accumulation unit value:
    Beginning of period                       $10.76             N/A              N/A              N/A              N/A
    End of period                             $10.49             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          928              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(1191)

  Accumulation unit value:
    Beginning of period                       $11.87             N/A              N/A              N/A              N/A
    End of period                             $12.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          842              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(765)

  Accumulation unit value:
    Beginning of period                       $13.23           $12.03             N/A              N/A              N/A
    End of period                             $14.06           $13.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(765)

  Accumulation unit value:
    Beginning of period                       $10.08            $9.83             N/A              N/A              N/A
    End of period                             $11.23           $10.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(765)

  Accumulation unit value:
    Beginning of period                       $12.62           $11.99             N/A              N/A              N/A
    End of period                             $14.36           $12.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(794)

  Accumulation unit value:
    Beginning of period                       $15.30           $12.22             N/A              N/A              N/A
    End of period                             $14.62           $15.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,028            3,340             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(1191)

  Accumulation unit value:
    Beginning of period                       $12.26             N/A              N/A              N/A              N/A
    End of period                             $12.51             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,074             N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(1081)

  Accumulation unit value:
    Beginning of period                       $17.40             N/A              N/A              N/A              N/A
    End of period                             $19.38             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(1081)

  Accumulation unit value:
    Beginning of period                       $22.19             N/A              N/A              N/A              N/A
    End of period                             $24.55             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(1081)

  Accumulation unit value:
    Beginning of period                       $31.41             N/A              N/A              N/A              N/A
    End of period                             $32.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(1081)

  Accumulation unit value:
    Beginning of period                       $15.26             N/A              N/A              N/A              N/A
    End of period                             $15.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.21%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1089)

  Accumulation unit value:
    Beginning of period                       $12.55             N/A              N/A              N/A              N/A
    End of period                             $15.13             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(747)

  Accumulation unit value:
    Beginning of period                       $11.83           $10.77             N/A              N/A              N/A
    End of period                             $13.11           $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          909              930              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(569)

  Accumulation unit value:
    Beginning of period                       $16.72           $16.84           $14.97             N/A              N/A
    End of period                             $19.45           $16.72           $16.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,772            1,772              -               N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(569)

  Accumulation unit value:
    Beginning of period                       $18.14           $17.65           $15.41             N/A              N/A
    End of period                             $19.69           $18.14           $17.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(569)

  Accumulation unit value:
    Beginning of period                       $10.62            $9.25            $7.96             N/A              N/A
    End of period                             $13.57           $10.62            $9.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(569)

  Accumulation unit value:
    Beginning of period                       $16.06           $15.24           $13.15             N/A              N/A
    End of period                             $17.81           $16.06           $15.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,839            1,839              -               N/A              N/A

JNL/Lazard Small Cap Value Division(747)

  Accumulation unit value:
    Beginning of period                       $13.10           $12.27             N/A              N/A              N/A
    End of period                             $14.82           $13.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          813              832              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(556)

  Accumulation unit value:
    Beginning of period                       $10.22           $10.87            $9.56             N/A              N/A
    End of period                             $11.11           $10.22           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          134               -                -               N/A              N/A

JNL/MCM Bond Index Division(551)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.53           $10.51             N/A              N/A
    End of period                             $10.43           $10.39           $10.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                          131               -                -               N/A              N/A

JNL/MCM Communications Sector
Division(594)

  Accumulation unit value:
    Beginning of period                        $4.04            $4.13            $3.72             N/A              N/A
    End of period                              $5.33            $4.04            $4.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,207            7,207              -               N/A              N/A

JNL/MCM Consumer Brands Sector
Division(594)

  Accumulation unit value:
    Beginning of period                        $9.34            $9.88            $9.30             N/A              N/A
    End of period                             $10.26            $9.34            $9.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM Dow 10 Division(551)

  Accumulation unit value:
    Beginning of period                        $7.97            $8.72            $8.71             N/A              N/A
    End of period                             $10.00            $7.97            $8.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          171               -                -               N/A              N/A

JNL/MCM Dow Dividend Division(1046)

  Accumulation unit value:
    Beginning of period                       $10.14             N/A              N/A              N/A              N/A
    End of period                             $11.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          438              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(594)

  Accumulation unit value:
    Beginning of period                       $11.31           $11.01           $10.20             N/A              N/A
    End of period                             $13.00           $11.31           $11.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.70            $9.49             N/A              N/A
    End of period                             $15.49           $11.42           $10.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          217              108              103              N/A              N/A

JNL/MCM Healthcare Sector Division(594)

  Accumulation unit value:
    Beginning of period                       $10.20            $9.78           $10.10             N/A              N/A
    End of period                             $10.49           $10.20            $9.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM International Index Division(551)

  Accumulation unit value:
    Beginning of period                       $14.15           $12.89           $11.62             N/A              N/A
    End of period                             $17.20           $14.15           $12.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,610            1,726              -               N/A              N/A

JNL/MCM JNL 5 Division(789)

  Accumulation unit value:
    Beginning of period                       $11.64           $10.87             N/A              N/A              N/A
    End of period                             $13.40           $11.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,195            6,364             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(892)

  Accumulation unit value:
    Beginning of period                       $10.34           $10.29             N/A              N/A              N/A
    End of period                             $10.49           $10.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,855            2,855             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(565)

  Accumulation unit value:
    Beginning of period                       $20.92           $15.79           $13.35             N/A              N/A
    End of period                             $24.47           $20.92           $15.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM S&P 10 Division(551)

  Accumulation unit value:
    Beginning of period                       $12.03            $9.05            $8.31             N/A              N/A
    End of period                             $12.19           $12.03            $9.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          125               -                -               N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(569)

  Accumulation unit value:
    Beginning of period                       $13.22           $12.19           $10.92             N/A              N/A
    End of period                             $14.05           $13.22           $12.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,511           10,130            7,901             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(575)

  Accumulation unit value:
    Beginning of period                       $10.07            $9.96            $9.05             N/A              N/A
    End of period                             $11.23           $10.07            $9.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,334           41,379           32,425             N/A              N/A

JNL/MCM Select Small-Cap Division(551)

  Accumulation unit value:
    Beginning of period                       $17.64           $16.73           $15.61             N/A              N/A
    End of period                             $18.71           $17.64           $16.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                          153              72               68               N/A              N/A

JNL/MCM Small Cap Index Division(633)

  Accumulation unit value:
    Beginning of period                       $12.61           $12.50           $10.53             N/A              N/A
    End of period                             $14.35           $12.61           $12.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,600            6,972            5,366             N/A              N/A

JNL/MCM Technology Sector Division(594)

  Accumulation unit value:
    Beginning of period                        $5.16            $5.20            $5.14             N/A              N/A
    End of period                              $5.46            $5.16            $5.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/MCM Value Line 25 Division(723)

  Accumulation unit value:
    Beginning of period                       $15.30           $11.38           $11.10             N/A              N/A
    End of period                             $14.61           $15.30           $11.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          185              171              194              N/A              N/A

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                       $11.73           $11.03           $10.74             N/A              N/A
    End of period                             $12.74           $11.73           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          282             4,010             267              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(569)

  Accumulation unit value:
    Beginning of period                       $11.69           $10.61            $9.27             N/A              N/A
    End of period                             $13.24           $11.69           $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,677           13,886           11,345             N/A              N/A

JNL/Oppenheimer Growth Division(585)

  Accumulation unit value:
    Beginning of period                        $8.12            $7.68            $7.50             N/A              N/A
    End of period                              $8.25            $8.12            $7.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,360            4,604            3,032             N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(570)

  Accumulation unit value:
    Beginning of period                       $12.23           $12.34           $12.07             N/A              N/A
    End of period                             $12.25           $12.23           $12.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,421            1,698            1,152             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(569)

  Accumulation unit value:
    Beginning of period                        $7.56            $6.96            $6.13             N/A              N/A
    End of period                              $7.74            $7.56            $6.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(725)

  Accumulation unit value:
    Beginning of period                       $11.79           $11.22           $11.08             N/A              N/A
    End of period                             $13.20           $11.79           $11.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,748             856              469              N/A              N/A

JNL/S&P Managed Conservative Division(1061)

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          670              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(557)

  Accumulation unit value:
    Beginning of period                       $11.89           $11.43           $10.74             N/A              N/A
    End of period                             $13.15           $11.89           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,687             671              460              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(814)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.68             N/A              N/A              N/A
    End of period                             $12.49           $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,756            5,765             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(1089)

  Accumulation unit value:
    Beginning of period                       $19.69             N/A              N/A              N/A              N/A
    End of period                             $21.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $22.23           $21.93           $20.64             N/A              N/A
    End of period                             $22.53           $22.23           $21.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/Select Money Market Division(981)

  Accumulation unit value:
    Beginning of period                       $10.22           $10.22             N/A              N/A              N/A
    End of period                             $10.35           $10.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,296             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                       $18.40             N/A              N/A              N/A              N/A
    End of period                             $19.37             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(747)

  Accumulation unit value:
    Beginning of period                       $22.25           $21.09             N/A              N/A              N/A
    End of period                             $24.50           $22.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,342            1,345             N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(747)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.82             N/A              N/A              N/A
    End of period                             $14.52           $12.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,688            2,863             N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(833)

  Accumulation unit value:
    Beginning of period                       $11.38           $10.98             N/A              N/A              N/A
    End of period                             $12.18           $11.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(1165)

  Accumulation unit value:
    Beginning of period                       $15.66             N/A              N/A              N/A              N/A
    End of period                             $15.77             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(833)

  Accumulation unit value:
    Beginning of period                       $12.97           $13.16             N/A              N/A              N/A
    End of period                             $12.97           $12.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.245%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(884)

  Accumulation unit value:
    Beginning of period                       $11.47           $11.33             N/A              N/A              N/A
    End of period                             $12.46           $11.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,752            7,092             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.255%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(630)

  Accumulation unit value:
    Beginning of period                       $10.19           $10.85            $9.66             N/A              N/A
    End of period                             $11.07           $10.19           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,472            2,315            2,113             N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(630)

  Accumulation unit value:
    Beginning of period                        $7.94            $8.70            $8.17             N/A              N/A
    End of period                              $9.96            $7.94            $8.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,812            2,966            2,496             N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(630)

  Accumulation unit value:
    Beginning of period                       $11.38           $10.67            $8.96             N/A              N/A
    End of period                             $15.44           $11.38           $10.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,948            2,221            2,276             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(630)

  Accumulation unit value:
    Beginning of period                       $11.99            $9.02            $7.69             N/A              N/A
    End of period                             $12.15           $11.99            $9.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,098            2,227            2,653             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(630)

  Accumulation unit value:
    Beginning of period                       $17.59           $16.68           $13.93             N/A              N/A
    End of period                             $18.64           $17.59           $16.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,506            1,356            1,464             N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.26%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division(1068)

  Accumulation unit value:
    Beginning of period                       $11.33             N/A              N/A              N/A              N/A
    End of period                             $11.43             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,682             N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1015)

  Accumulation unit value:
    Beginning of period                       $12.30             N/A              N/A              N/A              N/A
    End of period                             $15.12             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          371              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division(812)

  Accumulation unit value:
    Beginning of period                       $15.98           $13.64             N/A              N/A              N/A
    End of period                             $16.24           $15.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,765             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(832)

  Accumulation unit value:
    Beginning of period                       $14.74           $14.34             N/A              N/A              N/A
    End of period                             $16.03           $14.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(750)

  Accumulation unit value:
    Beginning of period                       $16.65           $15.76             N/A              N/A              N/A
    End of period                             $19.35           $16.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          234              150              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(1068)

  Accumulation unit value:
    Beginning of period                       $19.16             N/A              N/A              N/A              N/A
    End of period                             $19.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(1068)

  Accumulation unit value:
    Beginning of period                       $11.92             N/A              N/A              N/A              N/A
    End of period                             $12.30             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,412             N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(1068)

  Accumulation unit value:
    Beginning of period                       $11.83             N/A              N/A              N/A              N/A
    End of period                             $12.49             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(1068)

  Accumulation unit value:
    Beginning of period                       $14.00             N/A              N/A              N/A              N/A
    End of period                             $14.33             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(983)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.58             N/A              N/A              N/A
    End of period                             $13.51           $10.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          972              355              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(571)

  Accumulation unit value:
    Beginning of period                       $15.99           $15.18           $13.21             N/A              N/A
    End of period                             $17.74           $15.99           $15.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          412              958               -               N/A              N/A

JNL/Lazard Small Cap Value Division(571)

  Accumulation unit value:
    Beginning of period                       $13.05           $12.89           $11.68             N/A              N/A
    End of period                             $14.76           $13.05           $12.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(699)

  Accumulation unit value:
    Beginning of period                       $10.19           $10.84           $10.25             N/A              N/A
    End of period                             $11.07           $10.19           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,989            8,626            2,145             N/A              N/A

JNL/MCM Bond Index Division(837)

  Accumulation unit value:
    Beginning of period                       $10.37           $10.53             N/A              N/A              N/A
    End of period                             $10.40           $10.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,993            2,688             N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1168)

  Accumulation unit value:
    Beginning of period                        $4.97             N/A              N/A              N/A              N/A
    End of period                              $5.31             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,053             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(699)

  Accumulation unit value:
    Beginning of period                        $7.94            $8.69            $8.26             N/A              N/A
    End of period                              $9.96            $7.94            $8.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,651           10,613            2,663             N/A              N/A

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A              N/A
    End of period                             $11.63             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,671             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(983)

  Accumulation unit value:
    Beginning of period                       $11.27           $11.27             N/A              N/A              N/A
    End of period                             $12.95           $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          766              222              N/A              N/A              N/A

JNL/MCM Global 15 Division(699)

  Accumulation unit value:
    Beginning of period                       $11.38           $10.67           $10.02             N/A              N/A
    End of period                             $15.43           $11.38           $10.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,006           11,981            2,196             N/A              N/A

JNL/MCM Healthcare Sector Division(1091)

  Accumulation unit value:
    Beginning of period                        $9.50             N/A              N/A              N/A              N/A
    End of period                             $10.45             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,808             N/A              N/A              N/A              N/A

JNL/MCM International Index Division(786)

  Accumulation unit value:
    Beginning of period                       $14.12           $13.11             N/A              N/A              N/A
    End of period                             $17.16           $14.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          475              453              N/A              N/A              N/A

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                       $11.63           $10.58             N/A              N/A              N/A
    End of period                             $13.38           $11.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,000           68,449             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division(1103)

  Accumulation unit value:
    Beginning of period                        $9.44             N/A              N/A              N/A              N/A
    End of period                             $10.60             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,693             N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(766)

  Accumulation unit value:
    Beginning of period                       $10.33            $9.83             N/A              N/A              N/A
    End of period                             $10.48           $10.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,473            3,845             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(813)

  Accumulation unit value:
    Beginning of period                       $20.85           $17.91             N/A              N/A              N/A
    End of period                             $24.38           $20.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          549              139              N/A              N/A              N/A

JNL/MCM S&P 10 Division(699)

  Accumulation unit value:
    Beginning of period                       $11.99            $9.02            $8.41             N/A              N/A
    End of period                             $12.14           $11.99            $9.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,575            8,637            2,615             N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(779)

  Accumulation unit value:
    Beginning of period                       $13.20           $12.27             N/A              N/A              N/A
    End of period                             $14.01           $13.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,434            1,434             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(755)

  Accumulation unit value:
    Beginning of period                       $10.05            $9.63             N/A              N/A              N/A
    End of period                             $11.20           $10.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,577            1,577             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(699)

  Accumulation unit value:
    Beginning of period                       $17.59           $16.68           $15.45             N/A              N/A
    End of period                             $18.64           $17.59           $16.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,767            6,423            1,423             N/A              N/A

JNL/MCM Small Cap Index Division(779)

  Accumulation unit value:
    Beginning of period                       $12.59           $12.17             N/A              N/A              N/A
    End of period                             $14.31           $12.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,761             736              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(755)

  Accumulation unit value:
    Beginning of period                       $15.29           $11.32             N/A              N/A              N/A
    End of period                             $14.60           $15.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,580            8,416             N/A              N/A              N/A

JNL/MCM VIP Division(749)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.71             N/A              N/A              N/A
    End of period                             $12.73           $11.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,127            8,082             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(983)

  Accumulation unit value:
    Beginning of period                       $11.66           $11.66             N/A              N/A              N/A
    End of period                             $13.20           $11.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          664              430              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(1004)

  Accumulation unit value:
    Beginning of period                       $12.14             N/A              N/A              N/A              N/A
    End of period                             $12.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          635              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division(1068)

  Accumulation unit value:
    Beginning of period                       $18.43             N/A              N/A              N/A              N/A
    End of period                             $19.56             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(1116)

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A              N/A
    End of period                             $10.76             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(743)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.13             N/A              N/A              N/A
    End of period                             $13.09           $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,041            5,712             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(815)

  Accumulation unit value:
    Beginning of period                       $10.63           $10.15             N/A              N/A              N/A
    End of period                             $11.36           $10.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,798            1,651             N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(764)

  Accumulation unit value:
    Beginning of period                       $11.46           $10.94             N/A              N/A              N/A
    End of period                             $12.44           $11.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,275           10,461             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division(1068)

  Accumulation unit value:
    Beginning of period                       $21.11             N/A              N/A              N/A              N/A
    End of period                             $20.99             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(750)

  Accumulation unit value:
    Beginning of period                       $22.12           $20.80             N/A              N/A              N/A
    End of period                             $22.39           $22.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          423              423              N/A              N/A              N/A

JNL/Select Money Market Division(750)

  Accumulation unit value:
    Beginning of period                       $10.17           $10.22             N/A              N/A              N/A
    End of period                             $10.29           $10.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,456           22,748             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(571)

  Accumulation unit value:
    Beginning of period                       $16.51           $15.77           $14.39             N/A              N/A
    End of period                             $19.33           $16.51           $15.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                          550              550               -               N/A              N/A

JNL/T.Rowe Price Established Growth
Division(1068)

  Accumulation unit value:
    Beginning of period                       $22.75             N/A              N/A              N/A              N/A
    End of period                             $24.36             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(764)

  Accumulation unit value:
    Beginning of period                       $30.90           $27.00             N/A              N/A              N/A
    End of period                             $31.95           $30.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          189              122              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(750)

  Accumulation unit value:
    Beginning of period                       $12.45           $11.73             N/A              N/A              N/A
    End of period                             $14.47           $12.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,521            1,476             N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(1158)

  Accumulation unit value:
    Beginning of period                       $11.70             N/A              N/A              N/A              N/A
    End of period                             $12.12             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,975             N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(750)

  Accumulation unit value:
    Beginning of period                       $12.91           $13.11             N/A              N/A              N/A
    End of period                             $12.90           $12.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,424             N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.27%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(892)

  Accumulation unit value:
    Beginning of period                       $11.45           $11.00             N/A              N/A              N/A
    End of period                             $15.11           $11.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,629            1,723             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(983)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.57             N/A              N/A              N/A
    End of period                             $13.50           $10.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,796            1,867             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.59             N/A              N/A              N/A              N/A
    End of period                              $5.30             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,474             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                       $11.38             N/A              N/A              N/A              N/A
    End of period                             $11.62             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,062             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(599)

  Accumulation unit value:
    Beginning of period                       $11.37           $10.66            $8.78             N/A              N/A
    End of period                             $15.42           $11.37           $10.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,597              -                -               N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(599)

  Accumulation unit value:
    Beginning of period                       $20.84           $15.74           $13.26             N/A              N/A
    End of period                             $24.37           $20.84           $15.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,374              -               N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(983)

  Accumulation unit value:
    Beginning of period                        $5.13            $5.13             N/A              N/A              N/A
    End of period                              $5.43            $5.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,921             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(892)

  Accumulation unit value:
    Beginning of period                       $12.45           $12.32             N/A              N/A              N/A
    End of period                             $14.46           $12.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.295%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(897)

  Accumulation unit value:
    Beginning of period                       $11.63           $11.18             N/A              N/A              N/A
    End of period                             $13.37           $11.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,564            6,500             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(840)

  Accumulation unit value:
    Beginning of period                       $10.33           $10.09             N/A              N/A              N/A
    End of period                             $10.47           $10.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             39,288             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(794)

  Accumulation unit value:
    Beginning of period                       $20.80           $18.04             N/A              N/A              N/A
    End of period                             $24.31           $20.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(836)

  Accumulation unit value:
    Beginning of period                       $10.04            $9.72             N/A              N/A              N/A
    End of period                             $11.18           $10.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(897)

  Accumulation unit value:
    Beginning of period                       $12.15           $12.29             N/A              N/A              N/A
    End of period                             $12.16           $12.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          866              844              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(780)

  Accumulation unit value:
    Beginning of period                       $10.13           $10.17             N/A              N/A              N/A
    End of period                             $10.24           $10.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(897)

  Accumulation unit value:
    Beginning of period                       $15.41           $15.50             N/A              N/A              N/A
    End of period                             $15.61           $15.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          687              670              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(897)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.99             N/A              N/A              N/A
    End of period                             $12.85           $12.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          819              799              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.30%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.45           $10.72             N/A              N/A              N/A
    End of period                             $15.11           $11.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,576            4,119             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(983)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.54             N/A              N/A              N/A
    End of period                             $13.46           $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,955            4,472             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.58             N/A              N/A              N/A              N/A
    End of period                              $5.29             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,843             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(768)

  Accumulation unit value:
    Beginning of period                        $7.92            $8.46             N/A              N/A              N/A
    End of period                              $9.92            $7.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             13,974             N/A              N/A              N/A

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                       $11.37             N/A              N/A              N/A              N/A
    End of period                             $11.62             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,527             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(768)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.36             N/A              N/A              N/A
    End of period                             $15.38           $11.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,514           10,023             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(780)

  Accumulation unit value:
    Beginning of period                       $20.79           $19.30             N/A              N/A              N/A
    End of period                             $24.30           $20.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              5,681             N/A              N/A              N/A

JNL/MCM S&P 10 Division(768)

  Accumulation unit value:
    Beginning of period                       $11.95            $9.33             N/A              N/A              N/A
    End of period                             $12.10           $11.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              9,480             N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(768)

  Accumulation unit value:
    Beginning of period                       $12.57           $12.10             N/A              N/A              N/A
    End of period                             $14.29           $12.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              8,889             N/A              N/A              N/A

JNL/MCM Technology Sector Division(983)

  Accumulation unit value:
    Beginning of period                        $5.12            $5.12             N/A              N/A              N/A
    End of period                              $5.42            $5.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,600             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division(768)

  Accumulation unit value:
    Beginning of period                       $11.72           $11.05             N/A              N/A              N/A
    End of period                             $12.72           $11.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              9,549             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(842)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.96             N/A              N/A              N/A
    End of period                             $12.40           $11.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,354           57,975             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(854)

  Accumulation unit value:
    Beginning of period                       $12.42           $12.12             N/A              N/A              N/A
    End of period                             $14.43           $12.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(780)

  Accumulation unit value:
    Beginning of period                       $11.30           $11.54             N/A              N/A              N/A
    End of period                             $12.08           $11.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.31%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1177)

  Accumulation unit value:
    Beginning of period                       $14.37             N/A              N/A              N/A              N/A
    End of period                             $15.10             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          815              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division(891)

  Accumulation unit value:
    Beginning of period                       $17.95           $17.34             N/A              N/A              N/A
    End of period                             $19.46           $17.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(1104)

  Accumulation unit value:
    Beginning of period                       $11.70             N/A              N/A              N/A              N/A
    End of period                             $13.45             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          709              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(730)

  Accumulation unit value:
    Beginning of period                       $10.15           $10.81           $10.77             N/A              N/A
    End of period                             $11.02           $10.15           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,292            1,538             182              N/A              N/A

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                       $10.35           $10.46             N/A              N/A              N/A
    End of period                             $10.38           $10.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          976              870              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(730)

  Accumulation unit value:
    Beginning of period                        $7.91            $8.67            $8.67             N/A              N/A
    End of period                              $9.92            $7.91            $8.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,500            1,959             226              N/A              N/A

JNL/MCM Dow Dividend Division(1164)

  Accumulation unit value:
    Beginning of period                       $10.96             N/A              N/A              N/A              N/A
    End of period                             $11.62             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          261              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(820)

  Accumulation unit value:
    Beginning of period                        $7.54            $7.14             N/A              N/A              N/A
    End of period                              $8.52            $7.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(730)

  Accumulation unit value:
    Beginning of period                       $11.34           $10.63           $10.66             N/A              N/A
    End of period                             $15.37           $11.34           $10.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,072            1,478             184              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(820)

  Accumulation unit value:
    Beginning of period                       $14.09           $12.37             N/A              N/A              N/A
    End of period                             $17.12           $14.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          629              680              N/A              N/A              N/A

JNL/MCM JNL 5 Division(819)

  Accumulation unit value:
    Beginning of period                       $11.63           $10.43             N/A              N/A              N/A
    End of period                             $13.37           $11.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,477           10,969             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(819)

  Accumulation unit value:
    Beginning of period                       $20.78           $17.22             N/A              N/A              N/A
    End of period                             $24.29           $20.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 10 Division(730)

  Accumulation unit value:
    Beginning of period                       $11.94            $8.99            $8.88             N/A              N/A
    End of period                             $12.09           $11.94            $8.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,271            1,522             221              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(670)

  Accumulation unit value:
    Beginning of period                       $13.17           $12.16           $10.76             N/A              N/A
    End of period                             $13.98           $13.17           $12.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,136            2,077            1,124             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(670)

  Accumulation unit value:
    Beginning of period                       $10.03            $9.93            $9.10             N/A              N/A
    End of period                             $11.17           $10.03            $9.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,117            6,949            4,945             N/A              N/A

JNL/MCM Select Small-Cap Division(730)

  Accumulation unit value:
    Beginning of period                       $17.52           $16.63           $16.45             N/A              N/A
    End of period                             $18.56           $17.52           $16.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                          798              961              119              N/A              N/A

JNL/MCM Small Cap Index Division(670)

  Accumulation unit value:
    Beginning of period                       $12.56           $12.46           $10.76             N/A              N/A
    End of period                             $14.28           $12.56           $12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,657            1,634             737              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(819)

  Accumulation unit value:
    Beginning of period                       $15.28           $11.66             N/A              N/A              N/A
    End of period                             $14.58           $15.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,451            4,145             N/A              N/A              N/A

JNL/MCM VIP Division(802)

  Accumulation unit value:
    Beginning of period                       $11.71           $10.91             N/A              N/A              N/A
    End of period                             $12.71           $11.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(670)

  Accumulation unit value:
    Beginning of period                       $11.63           $10.57            $9.05             N/A              N/A
    End of period                             $13.16           $11.63           $10.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,159            2,115            1,745             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(819)

  Accumulation unit value:
    Beginning of period                       $12.13           $12.27             N/A              N/A              N/A
    End of period                             $12.15           $12.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(598)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.84             N/A              N/A
    End of period                               N/A              N/A             $9.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 50 Division(598)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.62             N/A              N/A
    End of period                               N/A              N/A             $9.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(563)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.50             N/A              N/A
    End of period                               N/A              N/A             $9.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(598)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.15           $10.22             N/A              N/A
    End of period                             $13.08           $11.70           $11.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/S&P Managed Conservative Division(832)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.14             N/A              N/A              N/A
    End of period                             $10.75           $10.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,783            4,419             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(598)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.35           $10.47             N/A              N/A
    End of period                             $13.03           $11.80           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(832)

  Accumulation unit value:
    Beginning of period                       $11.41           $10.78             N/A              N/A              N/A
    End of period                             $12.39           $11.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,404            4,062             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(820)

  Accumulation unit value:
    Beginning of period                       $19.52           $18.73             N/A              N/A              N/A
    End of period                             $21.47           $19.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(851)

  Accumulation unit value:
    Beginning of period                       $10.11           $10.12             N/A              N/A              N/A
    End of period                             $10.23           $10.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                       $18.33             N/A              N/A              N/A              N/A
    End of period                             $19.28             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          156              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(1104)

  Accumulation unit value:
    Beginning of period                       $11.40             N/A              N/A              N/A              N/A
    End of period                             $12.07             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(1104)

  Accumulation unit value:
    Beginning of period                       $15.02             N/A              N/A              N/A              N/A
    End of period                             $15.58             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.345%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(851)

  Accumulation unit value:
    Beginning of period                       $11.77           $11.23             N/A              N/A              N/A
    End of period                             $13.00           $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,623            3,626             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.36%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(960)

  Accumulation unit value:
    Beginning of period                       $11.44           $11.42             N/A              N/A              N/A
    End of period                             $15.09           $11.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,474            1,671             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division(960)

  Accumulation unit value:
    Beginning of period                       $15.82           $16.03             N/A              N/A              N/A
    End of period                             $16.06           $15.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,381             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(1220)

  Accumulation unit value:
    Beginning of period                       $14.00             N/A              N/A              N/A              N/A
    End of period                             $14.16             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,227             N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(841)

  Accumulation unit value:
    Beginning of period                       $10.49            $8.88             N/A              N/A              N/A
    End of period                             $13.39           $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,861             425              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division(1175)

  Accumulation unit value:
    Beginning of period                        $9.62             N/A              N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,654             N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(835)

  Accumulation unit value:
    Beginning of period                       $10.12           $10.16             N/A              N/A              N/A
    End of period                             $10.98           $10.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Bond Index Division(761)

  Accumulation unit value:
    Beginning of period                       $10.33           $10.55             N/A              N/A              N/A
    End of period                             $10.35           $10.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          758              733              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1158)

  Accumulation unit value:
    Beginning of period                        $4.87             N/A              N/A              N/A              N/A
    End of period                              $5.27             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,029             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(954)

  Accumulation unit value:
    Beginning of period                        $9.25            $9.23             N/A              N/A              N/A
    End of period                             $10.15            $9.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Dow 10 Division(835)

  Accumulation unit value:
    Beginning of period                        $7.88            $8.38             N/A              N/A              N/A
    End of period                              $9.88            $7.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(954)

  Accumulation unit value:
    Beginning of period                       $11.20           $11.06             N/A              N/A              N/A
    End of period                             $12.85           $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Global 15 Division(835)

  Accumulation unit value:
    Beginning of period                       $11.30           $10.34             N/A              N/A              N/A
    End of period                             $15.31           $11.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,641              -               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division(758)

  Accumulation unit value:
    Beginning of period                       $14.06           $12.59             N/A              N/A              N/A
    End of period                             $17.08           $14.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,027            4,252             N/A              N/A              N/A

JNL/MCM JNL 5 Division(776)

  Accumulation unit value:
    Beginning of period                       $11.62           $11.06             N/A              N/A              N/A
    End of period                             $13.35           $11.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,166           58,235             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(954)

  Accumulation unit value:
    Beginning of period                       $10.32           $10.55             N/A              N/A              N/A
    End of period                             $10.45           $10.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(841)

  Accumulation unit value:
    Beginning of period                       $20.71           $17.91             N/A              N/A              N/A
    End of period                             $24.20           $20.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          793              809              N/A              N/A              N/A

JNL/MCM S&P 10 Division(835)

  Accumulation unit value:
    Beginning of period                       $11.90            $9.53             N/A              N/A              N/A
    End of period                             $12.05           $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(758)

  Accumulation unit value:
    Beginning of period                       $13.14           $11.87             N/A              N/A              N/A
    End of period                             $13.94           $13.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,696            9,690             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(758)

  Accumulation unit value:
    Beginning of period                       $10.01            $9.71             N/A              N/A              N/A
    End of period                             $11.14           $10.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,500           23,017             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(835)

  Accumulation unit value:
    Beginning of period                       $17.47           $15.45             N/A              N/A              N/A
    End of period                             $18.49           $17.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Small Cap Index Division(758)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.96             N/A              N/A              N/A
    End of period                             $14.24           $12.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,032            5,208             N/A              N/A              N/A

JNL/MCM Technology Sector Division(954)

  Accumulation unit value:
    Beginning of period                        $5.10            $5.10             N/A              N/A              N/A
    End of period                              $5.40            $5.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              7,237             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(839)

  Accumulation unit value:
    Beginning of period                       $15.27           $12.31             N/A              N/A              N/A
    End of period                             $14.56           $15.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          626             8,216             N/A              N/A              N/A

JNL/MCM VIP Division(839)

  Accumulation unit value:
    Beginning of period                       $11.71           $10.95             N/A              N/A              N/A
    End of period                             $12.70           $11.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(830)

  Accumulation unit value:
    Beginning of period                       $11.60            $9.96             N/A              N/A              N/A
    End of period                             $13.12           $11.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,154            2,049             N/A              N/A              N/A

JNL/Oppenheimer Growth Division(830)

  Accumulation unit value:
    Beginning of period                        $8.06            $7.23             N/A              N/A              N/A
    End of period                              $8.17            $8.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,246           12,400             N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(830)

  Accumulation unit value:
    Beginning of period                       $12.09           $12.25             N/A              N/A              N/A
    End of period                             $12.09           $12.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,040            4,933             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division(954)

  Accumulation unit value:
    Beginning of period                       $17.58           $17.18             N/A              N/A              N/A
    End of period                             $19.34           $17.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,071             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(960)

  Accumulation unit value:
    Beginning of period                        $7.50            $7.52             N/A              N/A              N/A
    End of period                              $7.67            $7.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              7,611             N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division(886)

  Accumulation unit value:
    Beginning of period                       $11.75           $11.40             N/A              N/A              N/A
    End of period                             $12.97           $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(761)

  Accumulation unit value:
    Beginning of period                       $19.41           $19.03             N/A              N/A              N/A
    End of period                             $21.34           $19.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,984            2,031             N/A              N/A              N/A

JNL/Select Global Growth Division(944)

  Accumulation unit value:
    Beginning of period                       $18.94           $17.76             N/A              N/A              N/A
    End of period                             $20.75           $18.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(929)

  Accumulation unit value:
    Beginning of period                       $10.06           $10.05             N/A              N/A              N/A
    End of period                             $10.17           $10.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(1158)

  Accumulation unit value:
    Beginning of period                       $18.19             N/A              N/A              N/A              N/A
    End of period                             $19.24             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(954)

  Accumulation unit value:
    Beginning of period                       $21.90           $21.61             N/A              N/A              N/A
    End of period                             $24.08           $21.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(848)

  Accumulation unit value:
    Beginning of period                       $30.58           $27.41             N/A              N/A              N/A
    End of period                             $31.58           $30.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          217              831              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(841)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.89             N/A              N/A              N/A
    End of period                             $14.37           $12.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          316              355              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(841)

  Accumulation unit value:
    Beginning of period                       $11.25           $11.16             N/A              N/A              N/A
    End of period                             $12.02           $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          736              746              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.395%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $11.44           $10.72             N/A              N/A              N/A
    End of period                             $15.08           $11.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          184              197              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(797)

  Accumulation unit value:
    Beginning of period                       $10.47            $9.01             N/A              N/A              N/A
    End of period                             $13.35           $10.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          205              215              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(841)

  Accumulation unit value:
    Beginning of period                       $15.82           $14.89             N/A              N/A              N/A
    End of period                             $17.52           $15.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          205              205              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(841)

  Accumulation unit value:
    Beginning of period                       $12.92           $12.42             N/A              N/A              N/A
    End of period                             $14.58           $12.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          492              493              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.55             N/A              N/A              N/A              N/A
    End of period                              $5.25             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          510              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                       $11.36             N/A              N/A              N/A              N/A
    End of period                             $11.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          233              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                       $14.55             N/A              N/A              N/A              N/A
    End of period                             $15.27             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          182              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(823)

  Accumulation unit value:
    Beginning of period                       $11.61           $10.58             N/A              N/A              N/A
    End of period                             $13.34           $11.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          251             1,181             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(797)

  Accumulation unit value:
    Beginning of period                       $20.67           $17.89             N/A              N/A              N/A
    End of period                             $24.13           $20.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               274              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(983)

  Accumulation unit value:
    Beginning of period                        $5.09            $5.09             N/A              N/A              N/A
    End of period                              $5.38            $5.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               221              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(841)

  Accumulation unit value:
    Beginning of period                       $11.58           $10.27             N/A              N/A              N/A
    End of period                             $13.10           $11.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          596              596              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(841)

  Accumulation unit value:
    Beginning of period                       $16.59           $16.23             N/A              N/A              N/A
    End of period                             $18.13           $16.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          188              189              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(783)

  Accumulation unit value:
    Beginning of period                       $11.34           $10.92             N/A              N/A              N/A
    End of period                             $12.29           $11.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,675           14,676             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(797)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.80             N/A              N/A              N/A
    End of period                             $14.34           $12.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.41%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1177)

  Accumulation unit value:
    Beginning of period                       $14.35             N/A              N/A              N/A              N/A
    End of period                             $15.08             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,450             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(900)

  Accumulation unit value:
    Beginning of period                       $16.42           $15.84             N/A              N/A              N/A
    End of period                             $19.05           $16.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,595              -               N/A              N/A              N/A

JNL/FMR Balanced Division(1181)

  Accumulation unit value:
    Beginning of period                       $10.33             N/A              N/A              N/A              N/A
    End of period                             $10.57             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,633             N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(900)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.64             N/A              N/A              N/A
    End of period                             $12.27           $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(918)

  Accumulation unit value:
    Beginning of period                       $11.14           $10.92             N/A              N/A              N/A
    End of period                             $12.46           $11.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(900)

  Accumulation unit value:
    Beginning of period                       $10.45            $9.39             N/A              N/A              N/A
    End of period                             $13.33           $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,844              -               N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(918)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.39             N/A              N/A              N/A
    End of period                             $10.33           $10.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1177)

  Accumulation unit value:
    Beginning of period                        $4.97             N/A              N/A              N/A              N/A
    End of period                              $5.25             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,556             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                       $11.36             N/A              N/A              N/A              N/A
    End of period                             $11.61             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,364             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(580)

  Accumulation unit value:
    Beginning of period                       $11.27           $10.58            $8.09             N/A              N/A
    End of period                             $15.26           $11.27           $10.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,410              -                -               N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(1181)

  Accumulation unit value:
    Beginning of period                       $13.00             N/A              N/A              N/A              N/A
    End of period                             $13.34             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,679             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division(915)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.41             N/A              N/A              N/A
    End of period                             $12.68           $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,724           25,076             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(900)

  Accumulation unit value:
    Beginning of period                       $21.77           $20.64             N/A              N/A              N/A
    End of period                             $22.01           $21.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(1181)

  Accumulation unit value:
    Beginning of period                       $18.55             N/A              N/A              N/A              N/A
    End of period                             $19.20             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,579             N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division(900)

  Accumulation unit value:
    Beginning of period                       $21.79           $20.85             N/A              N/A              N/A
    End of period                             $23.94           $21.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(900)

  Accumulation unit value:
    Beginning of period                       $30.41           $28.44             N/A              N/A              N/A
    End of period                             $31.40           $30.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Value Division(900)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.98             N/A              N/A              N/A
    End of period                             $14.32           $12.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(900)

  Accumulation unit value:
    Beginning of period                       $11.20           $11.38             N/A              N/A              N/A
    End of period                             $11.96           $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.46%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(993)

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A              N/A
    End of period                             $10.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,479             N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                       $10.05           $10.88             N/A              N/A              N/A
    End of period                             $10.90           $10.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,161             986              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                        $7.83            $8.46             N/A              N/A              N/A
    End of period                              $9.81            $7.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,454            1,259             N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                       $11.23           $10.35             N/A              N/A              N/A
    End of period                             $15.20           $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          998             1,039             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(839)

  Accumulation unit value:
    Beginning of period                       $11.60           $10.76             N/A              N/A              N/A
    End of period                             $13.32           $11.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,344           11,794             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                       $11.83            $9.82             N/A              N/A              N/A
    End of period                             $11.96           $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          914             1,128             N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(656)

  Accumulation unit value:
    Beginning of period                        $9.97            $9.89            $9.22             N/A              N/A
    End of period                             $11.09            $9.97            $9.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             11,185            9,386             N/A              N/A

JNL/MCM Select Small-Cap Division(640)

  Accumulation unit value:
    Beginning of period                       $17.36           $16.50           $12.46             N/A              N/A
    End of period                             $18.36           $17.36           $16.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          635              641               -               N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(993)

  Accumulation unit value:
    Beginning of period                       $11.81             N/A              N/A              N/A              N/A
    End of period                             $13.05             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,113             N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(993)

  Accumulation unit value:
    Beginning of period                       $10.76             N/A              N/A              N/A              N/A
    End of period                             $11.31             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,321             N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(993)

  Accumulation unit value:
    Beginning of period                       $12.52             N/A              N/A              N/A              N/A
    End of period                             $14.28             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,994             N/A              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.51%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(1058)

  Accumulation unit value:
    Beginning of period                       $12.57             N/A              N/A              N/A              N/A
    End of period                             $15.05             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(830)

  Accumulation unit value:
    Beginning of period                       $10.37            $8.59             N/A              N/A              N/A
    End of period                             $13.22           $10.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(997)

  Accumulation unit value:
    Beginning of period                       $16.01             N/A              N/A              N/A              N/A
    End of period                             $17.35             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(997)

  Accumulation unit value:
    Beginning of period                       $13.55             N/A              N/A              N/A              N/A
    End of period                             $14.44             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(562)

  Accumulation unit value:
    Beginning of period                       $10.03           $10.70            $9.46             N/A              N/A
    End of period                             $10.86           $10.03           $10.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          181              190               -               N/A              N/A

JNL/MCM Bond Index Division(616)

  Accumulation unit value:
    Beginning of period                       $10.27           $10.44           $10.32             N/A              N/A
    End of period                             $10.28           $10.27           $10.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          555              544               -               N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(562)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.52            $8.98             N/A              N/A
    End of period                             $15.15           $11.20           $10.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          137              179              179              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(818)

  Accumulation unit value:
    Beginning of period                       $11.60           $10.34             N/A              N/A              N/A
    End of period                             $13.31           $11.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          190              211              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(818)

  Accumulation unit value:
    Beginning of period                       $20.51           $16.85             N/A              N/A              N/A
    End of period                             $23.93           $20.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(818)

  Accumulation unit value:
    Beginning of period                       $15.24           $11.47             N/A              N/A              N/A
    End of period                             $14.52           $15.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          176              171              N/A              N/A              N/A

JNL/MCM VIP Division(858)

  Accumulation unit value:
    Beginning of period                       $11.68           $10.78             N/A              N/A              N/A
    End of period                             $12.66           $11.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          201              211              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(1058)

  Accumulation unit value:
    Beginning of period                       $12.49             N/A              N/A              N/A              N/A
    End of period                             $13.01             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(818)

  Accumulation unit value:
    Beginning of period                       $11.94           $12.11             N/A              N/A              N/A
    End of period                             $11.93           $11.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(933)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.76             N/A              N/A              N/A
    End of period                             $12.17           $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,040            2,158             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(997)

  Accumulation unit value:
    Beginning of period                       $19.36             N/A              N/A              N/A              N/A
    End of period                             $20.97             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(997)

  Accumulation unit value:
    Beginning of period                       $16.70             N/A              N/A              N/A              N/A
    End of period                             $19.12             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(830)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.54             N/A              N/A              N/A
    End of period                             $14.23           $12.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(830)

  Accumulation unit value:
    Beginning of period                       $11.11           $10.71             N/A              N/A              N/A
    End of period                             $11.86           $11.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          413              421              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(933)

  Accumulation unit value:
    Beginning of period                       $15.06           $14.98             N/A              N/A              N/A
    End of period                             $15.23           $15.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          157              155              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division(1085)

  Accumulation unit value:
    Beginning of period                       $12.23             N/A              N/A              N/A              N/A
    End of period                             $12.53             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.545%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(861)

  Accumulation unit value:
    Beginning of period                       $11.43           $10.72             N/A              N/A              N/A
    End of period                             $15.04           $11.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,609            1,703             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(983)

  Accumulation unit value:
    Beginning of period                       $10.34           $10.34             N/A              N/A              N/A
    End of period                             $13.18           $10.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,810            1,881             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(1048)

  Accumulation unit value:
    Beginning of period                        $4.51             N/A              N/A              N/A              N/A
    End of period                              $5.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,491             N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                       $11.35             N/A              N/A              N/A              N/A
    End of period                             $11.59             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,033             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                       $14.39             N/A              N/A              N/A              N/A
    End of period                             $15.10             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,603             N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(861)

  Accumulation unit value:
    Beginning of period                       $20.47           $18.51             N/A              N/A              N/A
    End of period                             $23.86           $20.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,384             N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(983)

  Accumulation unit value:
    Beginning of period                        $5.04            $5.04             N/A              N/A              N/A
    End of period                              $5.32            $5.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,929             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Value Division(861)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.75             N/A              N/A              N/A
    End of period                             $14.19           $12.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.56%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(743)

  Accumulation unit value:
    Beginning of period                       $16.19           $15.53             N/A              N/A              N/A
    End of period                             $18.76           $16.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,028             N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Global
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Income
Division(1162)

  Accumulation unit value:
    Beginning of period                       $10.30             N/A              N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,165             N/A              N/A              N/A              N/A

JNL/Franklin Templeton Mutual
Shares Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(743)

  Accumulation unit value:
    Beginning of period                       $10.33            $8.84             N/A              N/A              N/A
    End of period                             $13.16           $10.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,539             N/A              N/A              N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) 25 Division(743)

  Accumulation unit value:
    Beginning of period                        $9.99           $10.18             N/A              N/A              N/A
    End of period                             $10.82            $9.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,111             N/A              N/A              N/A

JNL/MCM Bond Index Division(717)

  Accumulation unit value:
    Beginning of period                       $10.25           $10.42           $10.36             N/A              N/A
    End of period                             $10.25           $10.25           $10.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,322            5,242            5,075             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(766)

  Accumulation unit value:
    Beginning of period                        $9.13            $9.41             N/A              N/A              N/A
    End of period                              $9.99            $9.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,819            3,714             N/A              N/A              N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM Enhanced S&P 500 Stock
Index Division(743)

  Accumulation unit value:
    Beginning of period                        $7.42            $7.24             N/A              N/A              N/A
    End of period                              $8.36            $7.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,277             N/A              N/A              N/A

JNL/MCM Financial Sector Division(766)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.64             N/A              N/A              N/A
    End of period                             $12.66           $11.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,981            4,190             N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(766)

  Accumulation unit value:
    Beginning of period                        $9.96            $9.47             N/A              N/A              N/A
    End of period                             $10.22            $9.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,455            4,659             N/A              N/A              N/A

JNL/MCM International Index Division(717)

  Accumulation unit value:
    Beginning of period                       $13.95           $12.76           $12.40             N/A              N/A
    End of period                             $16.91           $13.95           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,803            5,669            4,269             N/A              N/A

JNL/MCM JNL 5 Division(766)

  Accumulation unit value:
    Beginning of period                       $11.59           $10.82             N/A              N/A              N/A
    End of period                             $13.29           $11.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,687           20,472             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(766)

  Accumulation unit value:
    Beginning of period                       $20.45           $17.18             N/A              N/A              N/A
    End of period                             $23.84           $20.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,100            2,542             N/A              N/A              N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(717)

  Accumulation unit value:
    Beginning of period                       $13.04           $12.07           $11.73             N/A              N/A
    End of period                             $13.80           $13.04           $12.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,653            4,704            4,515             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(717)

  Accumulation unit value:
    Beginning of period                        $9.93            $9.86            $9.71             N/A              N/A
    End of period                             $11.03            $9.93            $9.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,186            7,443            5,472             N/A              N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(717)

  Accumulation unit value:
    Beginning of period                       $12.44           $12.37           $12.22             N/A              N/A
    End of period                             $14.10           $12.44           $12.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,450            4,693            4,358             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(743)

  Accumulation unit value:
    Beginning of period                       $15.23           $11.16             N/A              N/A              N/A
    End of period                             $14.50           $15.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,172             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(743)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.10             N/A              N/A              N/A
    End of period                             $12.98           $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,502             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(766)

  Accumulation unit value:
    Beginning of period                       $11.90           $12.09             N/A              N/A              N/A
    End of period                             $11.88           $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,969            2,892             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Putnam Midcap Growth Division(838)

  Accumulation unit value:
    Beginning of period                        $7.41            $6.73             N/A              N/A              N/A
    End of period                              $7.56            $7.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Disciplined Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Growth
Division(787)

  Accumulation unit value:
    Beginning of period                       $11.19           $10.74             N/A              N/A              N/A
    End of period                             $12.12           $11.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,323            5,322             N/A              N/A              N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                       $19.00           $18.42             N/A              N/A              N/A
    End of period                             $20.84           $19.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,249            4,176             N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Select Value Division(789)

  Accumulation unit value:
    Beginning of period                       $16.35           $15.72             N/A              N/A              N/A
    End of period                             $19.08           $16.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          548              584              N/A              N/A              N/A

JNL/T.Rowe Price Established Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(838)

  Accumulation unit value:
    Beginning of period                       $29.93           $26.62             N/A              N/A              N/A
    End of period                             $30.85           $29.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/T.Rowe Price Value Division(789)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.88             N/A              N/A              N/A
    End of period                             $14.18           $12.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          743              774              N/A              N/A              N/A

JNL/Western Asset High Yield Bond
Division(789)

  Accumulation unit value:
    Beginning of period                       $11.07           $11.20             N/A              N/A              N/A
    End of period                             $11.81           $11.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          851              819              N/A              N/A              N/A

JNL/Western Asset Strategic Bond
Division(766)

  Accumulation unit value:
    Beginning of period                       $14.98           $15.22             N/A              N/A              N/A
    End of period                             $15.14           $14.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,990            2,908             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2006             2005             2004             2003             2002
                                               ----             ----             ----             ----             ----

JNL/Western Asset U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A



FIFTH THIRD PERSPECTIVE


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.50%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division(719)

  Accumulation unit value:
    Beginning of period                                                    $12.17              $12.11             $11.85
    End of period                                                          $13.07              $12.17             $12.11
  Accumulation units outstanding
  at the end of period                                                        -                2,279               2,279

Fifth Third Disciplined Value VIP Division(581)

  Accumulation unit value:
    Beginning of period                                                    $15.72              $14.99             $13.43
    End of period                                                          $18.64              $15.72             $14.99
  Accumulation units outstanding
  at the end of period                                                     23,773              15,611              4,586

Fifth Third Mid Cap VIP Division(581)

  Accumulation unit value:
    Beginning of period                                                    $16.26              $15.00             $13.55
    End of period                                                          $17.62              $16.26             $15.00
  Accumulation units outstanding
  at the end of period                                                     11,002              6,587               1,712

Fifth Third Quality Growth VIP Division(581)

  Accumulation unit value:
    Beginning of period                                                     $7.50              $7.17               $6.76
    End of period                                                           $7.74              $7.50               $7.17
  Accumulation units outstanding
  at the end of period                                                     49,409              30,673              8,423

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $11.15             $10.53
    End of period                                                          $12.52              $11.78             $11.15
  Accumulation units outstanding
  at the end of period                                                       457                343                 72






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(938)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $10.51               N/A
    End of period                                                          $11.17              $10.51               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $10.00               N/A
    End of period                                                          $15.56              $11.58               N/A
  Accumulation units outstanding
  at the end of period                                                       152                347                 N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.70              $11.89             $11.28
    End of period                                                          $14.33              $12.70             $11.89
  Accumulation units outstanding
  at the end of period                                                      7,245              4,674               1,337

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.13              $17.29             $16.47
    End of period                                                          $19.78              $19.13             $17.29
  Accumulation units outstanding
  at the end of period                                                      1,170               645                 37

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.86               $9.38
    End of period                                                            N/A               $8.97               $9.86
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                  811

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.36              $17.05             $16.01
    End of period                                                          $19.21              $17.36             $17.05
  Accumulation units outstanding
  at the end of period                                                       58                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.60              $19.41             $17.32
    End of period                                                          $23.19              $19.60             $19.41
  Accumulation units outstanding
  at the end of period                                                       20                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.00              $10.15              $9.40
    End of period                                                          $12.01              $11.00             $10.15
  Accumulation units outstanding
  at the end of period                                                     21,978              20,834             16,829

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.76              $20.81             $18.45
    End of period                                                          $24.02              $21.76             $20.81
  Accumulation units outstanding
  at the end of period                                                      7,444              7,484               5,738

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,102               N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(1053)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $12.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       370                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.00               N/A
    End of period                                                          $12.86              $11.28               N/A
  Accumulation units outstanding
  at the end of period                                                       36                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.56              $13.35             $11.93
    End of period                                                          $17.58              $14.56             $13.35
  Accumulation units outstanding
  at the end of period                                                      8,745              5,393               1,547

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.14              $10.39              $9.10
    End of period                                                          $15.79              $12.14             $10.39
  Accumulation units outstanding
  at the end of period                                                      1,449               258                  -

JNL/Lazard Emerging Markets Division(1062)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       181                N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.36              $17.13             $14.82
    End of period                                                          $20.72              $18.36             $17.13
  Accumulation units outstanding
  at the end of period                                                      8,783              5,870               1,600

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.98              $14.53             $13.04
    End of period                                                          $17.24              $14.98             $14.53
  Accumulation units outstanding
  at the end of period                                                      6,095              4,184               1,122

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $11.94             $10.32
    End of period                                                          $12.63              $11.42             $11.94
  Accumulation units outstanding
  at the end of period                                                      6,421              6,848               3,724






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.12              $11.08             $10.74
    End of period                                                          $11.35              $11.12             $11.08
  Accumulation units outstanding
  at the end of period                                                      2,517              1,382               1,382

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.52              $4.54               $4.13
    End of period                                                           $6.06              $4.52               $4.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.86             $10.01
    End of period                                                          $11.67              $10.44             $10.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.90              $9.58               $9.26
    End of period                                                          $11.36              $8.90               $9.58
  Accumulation units outstanding
  at the end of period                                                     15,349              8,958               5,056

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,902               N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.50              $8.28               $7.64
    End of period                                                           $9.78              $8.50               $8.28
  Accumulation units outstanding
  at the end of period                                                       590                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.64              $12.09             $10.82
    End of period                                                          $14.78              $12.64             $12.09
  Accumulation units outstanding
  at the end of period                                                       831                 -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.76              $11.75              $9.67
    End of period                                                          $17.61              $12.76             $11.75
  Accumulation units outstanding
  at the end of period                                                      8,654              7,142               3,995

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.75             $11.01
    End of period                                                          $11.93              $11.39             $10.75
  Accumulation units outstanding
  at the end of period                                                       43                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.14              $13.56             $11.92
    End of period                                                          $18.73              $15.14             $13.56
  Accumulation units outstanding
  at the end of period                                                      2,549                -                   -

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $10.91              $9.91
    End of period                                                          $13.92              $11.89             $10.91
  Accumulation units outstanding
  at the end of period                                                     385,371             54,052                -

JNL/MCM JNL Optimized 5 Division(1073)

  Accumulation unit value:
    Beginning of period                                                     $9.42               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,351               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(689)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $10.83              $9.94
    End of period                                                          $10.90              $10.56             $10.83
  Accumulation units outstanding
  at the end of period                                                      1,689                -                   -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.38              $17.35             $14.56
    End of period                                                          $27.82              $23.38             $17.35
  Accumulation units outstanding
  at the end of period                                                      1,771                -                   -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.44              $9.94               $8.48
    End of period                                                          $13.85              $13.44              $9.94
  Accumulation units outstanding
  at the end of period                                                      9,700              8,680               5,238

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.15              $12.83             $11.54
    End of period                                                          $15.29              $14.15             $12.83
  Accumulation units outstanding
  at the end of period                                                      2,845                -                   -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.48              $9.72
    End of period                                                          $12.22              $10.78             $10.48
  Accumulation units outstanding
  at the end of period                                                      3,864               287                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.72              $18.37             $16.00
    End of period                                                          $21.26              $19.72             $18.37
  Accumulation units outstanding
  at the end of period                                                      4,824              4,562               2,516

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $13.14             $11.59
    End of period                                                          $15.62              $13.50             $13.14
  Accumulation units outstanding
  at the end of period                                                      1,061                -                   -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.76              $5.71               $5.34
    End of period                                                           $6.21              $5.76               $5.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(675)

  Accumulation unit value:
    Beginning of period                                                    $15.63              $11.43             $10.00
    End of period                                                          $15.18              $15.63             $11.43
  Accumulation units outstanding
  at the end of period                                                     18,097              1,567                 -

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                                                    $11.98              $11.08              $9.76
    End of period                                                          $13.24              $11.98             $11.08
  Accumulation units outstanding
  at the end of period                                                     42,398              29,972                -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.66              $11.30             $10.01
    End of period                                                          $14.58              $12.66             $11.30
  Accumulation units outstanding
  at the end of period                                                       471                211                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.79              $8.18               $8.11
    End of period                                                           $9.08              $8.79               $8.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.98              $13.87             $13.39
    End of period                                                          $14.25              $13.98             $13.87
  Accumulation units outstanding
  at the end of period                                                     60,207              31,361             34,866

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.37              $16.37             $15.32
    End of period                                                          $17.82              $16.37             $15.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.43              $20.00             $18.13
    End of period                                                          $24.01              $21.43             $20.00
  Accumulation units outstanding
  at the end of period                                                       301                302                 53

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.33              $7.54               $6.70
    End of period                                                           $8.68              $8.33               $7.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.29              $19.64             $18.34
    End of period                                                          $22.60              $20.29             $19.64
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(824)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.00               N/A
    End of period                                                          $11.20              $10.54               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division(830)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.00               N/A
    End of period                                                          $11.81              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.66              $22.81             $21.16
    End of period                                                          $26.49              $23.66             $22.81
  Accumulation units outstanding
  at the end of period                                                      3,537              1,407               1,407

JNL/Select Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.08              $22.99             $10.23
    End of period                                                          $25.76              $23.08             $22.99
  Accumulation units outstanding
  at the end of period                                                       13                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $26.67              $25.86             $24.69
    End of period                                                          $27.48              $26.67             $25.86
  Accumulation units outstanding
  at the end of period                                                      1,213                -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.26              $12.12             $12.16
    End of period                                                          $12.62              $12.26             $12.12
  Accumulation units outstanding
  at the end of period                                                      4,493                -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.48              $16.41             $14.93
    End of period                                                          $20.83              $17.48             $16.41
  Accumulation units outstanding
  at the end of period                                                       39                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $26.69              $25.54             $23.74
    End of period                                                          $29.90              $26.69             $25.54
  Accumulation units outstanding
  at the end of period                                                       355                309                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $37.27              $33.16             $29.58
    End of period                                                          $39.21              $37.27             $33.16
  Accumulation units outstanding
  at the end of period                                                      1,013                -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.76              $13.16             $11.78
    End of period                                                          $16.27              $13.76             $13.16
  Accumulation units outstanding
  at the end of period                                                       72                 280                  -

JNL/Western Asset High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.02              $12.99             $12.61
    End of period                                                          $14.17              $13.02             $12.99
  Accumulation units outstanding
  at the end of period                                                      3,583               616                 616

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.65              $18.45             $17.31
    End of period                                                          $19.24              $18.65             $18.45
  Accumulation units outstanding
  at the end of period                                                      9,851              5,697               1,773

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.56              $15.43             $14.86
    End of period                                                          $15.83              $15.56             $15.43
  Accumulation units outstanding
  at the end of period                                                     17,947              10,699              3,208





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.55%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(603)

  Accumulation unit value:
    Beginning of period                                                    $15.69              $14.97             $13.91
    End of period                                                          $18.60              $15.69             $14.97
  Accumulation units outstanding
  at the end of period                                                      8,200              4,933               1,956

Fifth Third Mid Cap VIP Division(603)

  Accumulation unit value:
    Beginning of period                                                    $16.23              $14.98             $13.98
    End of period                                                          $17.58              $16.23             $14.98
  Accumulation units outstanding
  at the end of period                                                      4,516              2,967               1,210

Fifth Third Quality Growth VIP Division(603)

  Accumulation unit value:
    Beginning of period                                                     $7.48              $7.16               $6.89
    End of period                                                           $7.71              $7.48               $7.16
  Accumulation units outstanding
  at the end of period                                                     10,802              8,485               4,008

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.13             $10.51
    End of period                                                          $12.49              $11.76             $11.13
  Accumulation units outstanding
  at the end of period                                                       802                807                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(844)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $10.49               N/A
    End of period                                                          $15.55              $11.58               N/A
  Accumulation units outstanding
  at the end of period                                                      1,495                -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $11.87             $11.26
    End of period                                                          $14.29              $12.67             $11.87
  Accumulation units outstanding
  at the end of period                                                      2,701              2,824                957

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.03              $17.21             $16.40
    End of period                                                          $19.67              $19.03             $17.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.83               $9.35
    End of period                                                            N/A               $8.93               $9.83
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.28              $16.98             $15.95
    End of period                                                          $19.12              $17.28             $16.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.51              $19.33             $17.25
    End of period                                                          $23.08              $19.51             $19.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.12              $9.38
    End of period                                                          $11.97              $10.97             $10.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(612)

  Accumulation unit value:
    Beginning of period                                                    $21.65              $20.71             $18.31
    End of period                                                          $23.88              $21.65             $20.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1067)

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,014               N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $9.94                N/A
    End of period                                                          $12.65              $10.92               N/A
  Accumulation units outstanding
  at the end of period                                                      1,570                -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.27               N/A
    End of period                                                          $12.85              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 655                 N/A

JNL/Goldman Sachs Short Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.48              $13.29             $11.87
    End of period                                                          $17.48              $14.48             $13.29
  Accumulation units outstanding
  at the end of period                                                      3,861              1,937                714

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.09              $10.36              $9.08
    End of period                                                          $15.72              $12.09             $10.36
  Accumulation units outstanding
  at the end of period                                                      2,196              2,883                 -

JNL/Lazard Emerging Markets Division(1077)

  Accumulation unit value:
    Beginning of period                                                     $8.62               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       96                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.28              $17.07             $14.77
    End of period                                                          $20.63              $18.28             $17.07
  Accumulation units outstanding
  at the end of period                                                      2,989              2,074                766

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.93              $14.49             $13.00
    End of period                                                          $17.17              $14.93             $14.49
  Accumulation units outstanding
  at the end of period                                                      2,109              1,506                508

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.39              $11.91             $10.30
    End of period                                                          $12.58              $11.39             $11.91
  Accumulation units outstanding
  at the end of period                                                      4,964              2,420               1,250






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $11.06             $10.72
    End of period                                                          $11.32              $11.10             $11.06
  Accumulation units outstanding
  at the end of period                                                      1,162               478                 400

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.50              $4.53               $4.12
    End of period                                                           $6.03              $4.50               $4.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.41              $10.83              $9.98
    End of period                                                          $11.62              $10.41             $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.87              $9.55               $9.24
    End of period                                                          $11.32              $8.87               $9.55
  Accumulation units outstanding
  at the end of period                                                      2,383              1,861               1,465

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,482               N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.47              $8.25               $7.62
    End of period                                                           $9.75              $8.47               $8.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.60              $12.06             $10.79
    End of period                                                          $14.72              $12.60             $12.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $11.72              $9.65
    End of period                                                          $17.54              $12.71             $11.72
  Accumulation units outstanding
  at the end of period                                                     12,094              2,120               1,328

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.36              $10.72             $10.99
    End of period                                                          $11.88              $11.36             $10.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.11              $13.54             $11.91
    End of period                                                          $18.68              $15.11             $13.54
  Accumulation units outstanding
  at the end of period                                                       702                568                 510

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $10.91              $9.77
    End of period                                                          $13.90              $11.88             $10.91
  Accumulation units outstanding
  at the end of period                                                     132,989             83,362              4,030

JNL/MCM JNL Optimized 5 Division(1070)

  Accumulation unit value:
    Beginning of period                                                     $9.75               N/A                 N/A
    End of period                                                          $10.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(680)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $10.83              $9.90
    End of period                                                          $10.89              $10.56             $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.31              $17.30             $14.52
    End of period                                                          $27.72              $23.31             $17.30
  Accumulation units outstanding
  at the end of period                                                       194                 21                  -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.39              $9.91               $8.46
    End of period                                                          $13.80              $13.39              $9.91
  Accumulation units outstanding
  at the end of period                                                      5,491              3,101               1,561

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                                                     $9.47               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.12              $12.81             $11.52
    End of period                                                          $15.25              $14.12             $12.81
  Accumulation units outstanding
  at the end of period                                                       895                843                 785

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.47              $9.71
    End of period                                                          $12.19              $10.76             $10.47
  Accumulation units outstanding
  at the end of period                                                      3,123              1,973               1,679






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.65              $18.32             $15.96
    End of period                                                          $21.18              $19.65             $18.32
  Accumulation units outstanding
  at the end of period                                                      3,040              1,371                873

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.47              $13.12             $11.58
    End of period                                                          $15.58              $13.47             $13.12
  Accumulation units outstanding
  at the end of period                                                       903                850                 789

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.74              $5.69               $5.33
    End of period                                                           $6.18              $5.74               $5.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                                                    $15.62              $11.43              $9.76
    End of period                                                          $15.17              $15.62             $11.43
  Accumulation units outstanding
  at the end of period                                                     34,468              33,665                -

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                                                    $11.97              $11.08              $9.89
    End of period                                                          $13.22              $11.97             $11.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $11.28              $9.99
    End of period                                                          $14.54              $12.63             $11.28
  Accumulation units outstanding
  at the end of period                                                       764                439                 257






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.77              $8.16               $8.10
    End of period                                                           $9.06              $8.77               $8.16
  Accumulation units outstanding
  at the end of period                                                       843                846                 848

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.93              $13.83             $13.35
    End of period                                                          $14.19              $13.93             $13.83
  Accumulation units outstanding
  at the end of period                                                     23,430              16,034              2,509

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.28              $16.28             $15.26
    End of period                                                          $17.72              $16.28             $15.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(581)

  Accumulation unit value:
    Beginning of period                                                    $21.31              $19.90             $17.55
    End of period                                                          $23.87              $21.31             $19.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.31              $7.53               $6.69
    End of period                                                           $8.65              $8.31               $7.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.19              $19.54             $18.26
    End of period                                                          $22.47              $20.19             $19.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.53              $22.70             $21.07
    End of period                                                          $26.34              $23.53             $22.70
  Accumulation units outstanding
  at the end of period                                                       794                 -                   -

JNL/Select Global Growth Division(650)

  Accumulation unit value:
    Beginning of period                                                    $22.96              $22.88             $19.75
    End of period                                                          $25.61              $22.96             $22.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(628)

  Accumulation unit value:
    Beginning of period                                                    $26.53              $25.74             $22.90
    End of period                                                          $27.32              $26.53             $25.74
  Accumulation units outstanding
  at the end of period                                                       219                 -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.20              $12.06             $12.11
    End of period                                                          $12.55              $12.20             $12.06
  Accumulation units outstanding
  at the end of period                                                       407                 -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.45              $16.39             $14.92
    End of period                                                          $20.78              $17.45             $16.39
  Accumulation units outstanding
  at the end of period                                                       885                617                  -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $26.55              $25.42             $23.63
    End of period                                                          $29.73              $26.55             $25.42
  Accumulation units outstanding
  at the end of period                                                      3,990              1,162                204






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $37.07              $33.00             $29.44
    End of period                                                          $38.98              $37.07             $33.00
  Accumulation units outstanding
  at the end of period                                                      1,299               299                  -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.72              $13.13             $11.76
    End of period                                                          $16.21              $13.72             $13.13
  Accumulation units outstanding
  at the end of period                                                      1,206               709                  -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.95             $12.59
    End of period                                                          $14.11              $12.97             $12.95
  Accumulation units outstanding
  at the end of period                                                      2,049               199                 199

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.55              $18.36             $17.23
    End of period                                                          $19.13              $18.55             $18.36
  Accumulation units outstanding
  at the end of period                                                     12,663              6,490                702

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.48              $15.36             $14.80
    End of period                                                          $15.74              $15.48             $15.36
  Accumulation units outstanding
  at the end of period                                                      6,718              5,696               1,303





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.60%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                    $12.13              $12.08             $11.39
    End of period                                                          $13.01              $12.13             $12.08
  Accumulation units outstanding
  at the end of period                                                      1,940              1,940               1,941

Fifth Third Disciplined Value VIP Division(575)

  Accumulation unit value:
    Beginning of period                                                    $15.66              $14.95             $13.30
    End of period                                                          $18.56              $15.66             $14.95
  Accumulation units outstanding
  at the end of period                                                     49,729              63,840             68,520

Fifth Third Mid Cap VIP Division(575)

  Accumulation unit value:
    Beginning of period                                                    $16.20              $14.96             $13.51
    End of period                                                          $17.55              $16.20             $14.96
  Accumulation units outstanding
  at the end of period                                                     22,440              25,452             29,001

Fifth Third Quality Growth VIP Division(575)

  Accumulation unit value:
    Beginning of period                                                     $7.46              $7.15               $6.71
    End of period                                                           $7.69              $7.46               $7.15
  Accumulation units outstanding
  at the end of period                                                     92,250             101,214             114,822

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.11             $10.50
    End of period                                                          $12.45              $11.73             $11.11
  Accumulation units outstanding
  at the end of period                                                      8,117              27,226             21,946






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(983)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.47               N/A
    End of period                                                          $11.11              $10.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $10.45               N/A
    End of period                                                          $15.54              $11.58               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.65              $11.85             $11.25
    End of period                                                          $14.25              $12.65             $11.85
  Accumulation units outstanding
  at the end of period                                                     15,855              20,344             21,590

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.94              $17.13             $16.33
    End of period                                                          $19.56              $18.94             $17.13
  Accumulation units outstanding
  at the end of period                                                      4,240              4,227               4,423

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.80               $9.32
    End of period                                                            N/A               $8.90               $9.80
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                 1,296

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.20              $16.91             $15.89
    End of period                                                          $19.02              $17.20             $16.91
  Accumulation units outstanding
  at the end of period                                                      1,985              1,953               1,905

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.42              $19.25             $17.18
    End of period                                                          $22.96              $19.42             $19.25
  Accumulation units outstanding
  at the end of period                                                       196                196                 550

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.10              $9.36
    End of period                                                          $11.93              $10.94             $10.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.53              $20.61             $18.29
    End of period                                                          $23.75              $21.53             $20.61
  Accumulation units outstanding
  at the end of period                                                       471                471                 294

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1069)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,831               N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.26               N/A
    End of period                                                          $12.64              $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                       702                 -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.00               N/A
    End of period                                                          $12.84              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.41              $13.22             $11.82
    End of period                                                          $17.38              $14.41             $13.22
  Accumulation units outstanding
  at the end of period                                                     19,712              22,812             21,267

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.05              $10.32              $9.05
    End of period                                                          $15.65              $12.05             $10.32
  Accumulation units outstanding
  at the end of period                                                     15,650              17,479             18,489

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.21              $17.01             $14.72
    End of period                                                          $20.54              $18.21             $17.01
  Accumulation units outstanding
  at the end of period                                                     24,105              28,627             31,659

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.87              $14.44             $12.96
    End of period                                                          $17.09              $14.87             $14.44
  Accumulation units outstanding
  at the end of period                                                     14,249              18,191             19,087

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.35              $11.88             $10.27
    End of period                                                          $12.54              $11.35             $11.88
  Accumulation units outstanding
  at the end of period                                                     62,381              60,686             54,441






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $11.05             $10.71
    End of period                                                          $11.30              $11.07             $11.05
  Accumulation units outstanding
  at the end of period                                                      8,258              8,520               7,212

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.49              $4.52               $4.11
    End of period                                                           $6.01              $4.49               $4.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.37              $10.80              $9.96
    End of period                                                          $11.58              $10.37             $10.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.84              $9.53               $9.22
    End of period                                                          $11.28              $8.84               $9.53
  Accumulation units outstanding
  at the end of period                                                     72,795              75,301             63,963

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,863               N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.44              $8.23               $7.60
    End of period                                                           $9.71              $8.44               $8.23
  Accumulation units outstanding
  at the end of period                                                       282                282                2,213






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $12.03             $10.76
    End of period                                                          $14.67              $12.56             $12.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                  461

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $11.69              $9.63
    End of period                                                          $17.48              $12.67             $11.69
  Accumulation units outstanding
  at the end of period                                                     53,979              58,013             56,413

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.69             $10.96
    End of period                                                          $11.84              $11.32             $10.69
  Accumulation units outstanding
  at the end of period                                                       730                674                 674

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.08              $13.52             $11.89
    End of period                                                          $18.63              $15.08             $13.52
  Accumulation units outstanding
  at the end of period                                                      2,858              3,016               2,855

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $10.90              $9.92
    End of period                                                          $13.89              $11.88             $10.90
  Accumulation units outstanding
  at the end of period                                                     37,181              15,799                -

JNL/MCM JNL Optimized 5 Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,555               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.83             $10.12
    End of period                                                          $10.87              $10.55             $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.23              $17.26             $14.48
    End of period                                                          $27.62              $23.23             $17.26
  Accumulation units outstanding
  at the end of period                                                       172                 -                  842

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.35              $9.88               $8.44
    End of period                                                          $13.75              $13.35              $9.88
  Accumulation units outstanding
  at the end of period                                                     63,761              64,992             67,735

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                                                     $9.47               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.09              $12.79             $11.51
    End of period                                                          $15.21              $14.09             $12.79
  Accumulation units outstanding
  at the end of period                                                      9,819              10,383             10,860

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.45              $9.70
    End of period                                                          $12.16              $10.73             $10.45
  Accumulation units outstanding
  at the end of period                                                     11,200              11,640             11,365






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.59              $18.27             $15.92
    End of period                                                          $21.11              $19.59             $18.27
  Accumulation units outstanding
  at the end of period                                                     37,555              36,457             34,592

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.44              $13.11             $11.56
    End of period                                                          $15.54              $13.44             $13.11
  Accumulation units outstanding
  at the end of period                                                      2,106              2,128               3,392

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.73              $5.68               $5.31
    End of period                                                           $6.16              $5.73               $5.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(681)

  Accumulation unit value:
    Beginning of period                                                    $15.61              $11.43              $9.73
    End of period                                                          $15.15              $15.61             $11.43
  Accumulation units outstanding
  at the end of period                                                     19,852              3,232                 -

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                                                    $11.96              $11.07              $9.95
    End of period                                                          $13.21              $11.96             $11.07
  Accumulation units outstanding
  at the end of period                                                      4,541                -                   -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.60              $11.25              $9.98
    End of period                                                          $14.50              $12.60             $11.25
  Accumulation units outstanding
  at the end of period                                                     27,235              29,068             31,693






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.75              $8.15               $8.09
    End of period                                                           $9.03              $8.75               $8.15
  Accumulation units outstanding
  at the end of period                                                     10,349              10,616             10,595

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.87              $13.78             $13.31
    End of period                                                          $14.13              $13.87             $13.78
  Accumulation units outstanding
  at the end of period                                                     64,498              74,133             74,845

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.19              $16.19             $15.19
    End of period                                                          $17.61              $16.19             $15.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.20              $19.81             $17.96
    End of period                                                          $23.73              $21.20             $19.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.28              $7.51               $6.68
    End of period                                                           $8.62              $8.28               $7.51
  Accumulation units outstanding
  at the end of period                                                      2,967              5,752               1,760






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.08              $19.45             $18.17
    End of period                                                          $22.34              $20.08             $19.45
  Accumulation units outstanding
  at the end of period                                                       455                455                 455

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(788)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $10.00               N/A
    End of period                                                          $11.17              $10.53               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division(1111)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.41              $22.59             $20.97
    End of period                                                          $26.18              $23.41             $22.59
  Accumulation units outstanding
  at the end of period                                                     15,444              19,959             19,669

JNL/Select Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.83              $22.77             $10.23
    End of period                                                          $25.46              $22.83             $22.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $26.39              $25.62             $24.47
    End of period                                                          $27.17              $26.39             $25.62
  Accumulation units outstanding
  at the end of period                                                       270                270                 270

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.12              $11.99             $12.04
    End of period                                                          $12.47              $12.12             $11.99
  Accumulation units outstanding
  at the end of period                                                      9,245              9,245                 -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.43              $16.37             $14.90
    End of period                                                          $20.74              $17.43             $16.37
  Accumulation units outstanding
  at the end of period                                                      2,928              4,224               4,420

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $26.41              $25.30             $23.53
    End of period                                                          $29.55              $26.41             $25.30
  Accumulation units outstanding
  at the end of period                                                      6,678              6,715               6,396






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $36.87              $32.84             $29.31
    End of period                                                          $38.76              $36.87             $32.84
  Accumulation units outstanding
  at the end of period                                                      3,028              3,127               3,334

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.68              $13.10             $11.74
    End of period                                                          $16.16              $13.68             $13.10
  Accumulation units outstanding
  at the end of period                                                      9,091              9,149               9,153

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $12.91             $12.55
    End of period                                                          $14.05              $12.92             $12.91
  Accumulation units outstanding
  at the end of period                                                      6,715              5,958              10,287

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.46              $18.27             $17.15
    End of period                                                          $19.01              $18.46             $18.27
  Accumulation units outstanding
  at the end of period                                                     17,189              18,428             19,121

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.40              $15.29             $14.73
    End of period                                                          $15.65              $15.40             $15.29
  Accumulation units outstanding
  at the end of period                                                     28,636              31,949             31,650





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.63%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(1008)

  Accumulation unit value:
    Beginning of period                                                    $12.09               N/A                 N/A
    End of period                                                          $15.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       675                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR MidCap Equity Division(1148)

  Accumulation unit value:
    Beginning of period                                                    $21.37               N/A                 N/A
    End of period                                                          $23.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                    $14.36              $12.83               N/A
    End of period                                                          $17.32              $14.36               N/A
  Accumulation units outstanding
  at the end of period                                                      2,398              2,412                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                    $14.83              $13.72               N/A
    End of period                                                          $17.04              $14.83               N/A
  Accumulation units outstanding
  at the end of period                                                      1,494              1,502                N/A

JNL/Mellon Capital Management (MCM) 25 Division(737)

  Accumulation unit value:
    Beginning of period                                                    $11.32              $11.86             $11.86
    End of period                                                          $12.50              $11.32             $11.86
  Accumulation units outstanding
  at the end of period                                                      5,396              5,428                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $11.01               N/A
    End of period                                                          $11.28              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                      2,820              2,836                N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(795)

  Accumulation unit value:
    Beginning of period                                                     $8.82              $8.92                N/A
    End of period                                                          $11.25              $8.82                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $11.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,176               N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(743)

  Accumulation unit value:
    Beginning of period                                                     $8.43              $8.07                N/A
    End of period                                                           $9.69              $8.43                N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,849                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(737)

  Accumulation unit value:
    Beginning of period                                                    $12.65              $11.67             $11.67
    End of period                                                          $17.43              $12.65             $11.67
  Accumulation units outstanding
  at the end of period                                                      2,751              2,767                 -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(853)

  Accumulation unit value:
    Beginning of period                                                    $15.06              $13.28               N/A
    End of period                                                          $18.60              $15.06               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM JNL 5 Division(853)

  Accumulation unit value:
    Beginning of period                                                    $11.87              $11.22               N/A
    End of period                                                          $13.88              $11.87               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.42               N/A
    End of period                                                          $10.87              $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,127                N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                                                    $23.19              $17.23             $15.09
    End of period                                                          $27.55              $23.19             $17.23
  Accumulation units outstanding
  at the end of period                                                      2,055              2,067                 -

JNL/MCM S&P 10 Division(737)

  Accumulation unit value:
    Beginning of period                                                    $13.32              $9.86               $9.86
    End of period                                                          $13.72              $13.32              $9.86
  Accumulation units outstanding
  at the end of period                                                       811                 -                   -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(853)

  Accumulation unit value:
    Beginning of period                                                    $14.07              $13.26               N/A
    End of period                                                          $15.19              $14.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 500 Index Division(853)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.46               N/A
    End of period                                                          $12.14              $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(737)

  Accumulation unit value:
    Beginning of period                                                    $19.54              $18.24             $18.24
    End of period                                                          $21.05              $19.54             $18.24
  Accumulation units outstanding
  at the end of period                                                      1,780              1,791                 -

JNL/MCM Small Cap Index Division(612)

  Accumulation unit value:
    Beginning of period                                                    $13.43              $13.09             $11.56
    End of period                                                          $15.52              $13.43             $13.09
  Accumulation units outstanding
  at the end of period                                                      4,990              5,019                 -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division(737)

  Accumulation unit value:
    Beginning of period                                                    $15.60              $11.43             $11.43
    End of period                                                          $15.14              $15.60             $11.43
  Accumulation units outstanding
  at the end of period                                                      5,126              5,156                 -

JNL/MCM VIP Division(1015)

  Accumulation unit value:
    Beginning of period                                                    $12.02               N/A                 N/A
    End of period                                                          $13.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $12.58              $10.85               N/A
    End of period                                                          $14.48              $12.58               N/A
  Accumulation units outstanding
  at the end of period                                                      3,352              2,867                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(1042)

  Accumulation unit value:
    Beginning of period                                                    $13.71               N/A                 N/A
    End of period                                                          $14.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(1105)

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $11.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division(1105)

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $11.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $26.33              $24.73               N/A
    End of period                                                          $29.45              $26.33               N/A
  Accumulation units outstanding
  at the end of period                                                      1,272              1,279                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(612)

  Accumulation unit value:
    Beginning of period                                                    $36.75              $32.74             $29.25
    End of period                                                          $38.61              $36.75             $32.74
  Accumulation units outstanding
  at the end of period                                                      2,124              1,962                 -

JNL/T.Rowe Price Value Division(612)

  Accumulation unit value:
    Beginning of period                                                    $13.66              $13.08             $11.80
    End of period                                                          $16.13              $13.66             $13.08
  Accumulation units outstanding
  at the end of period                                                      4,805              4,833                 -

JNL/Western Asset High Yield Bond Division(1163)

  Accumulation unit value:
    Beginning of period                                                    $13.48               N/A                 N/A
    End of period                                                          $14.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.645%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(603)

  Accumulation unit value:
    Beginning of period                                                    $15.64              $14.93             $13.88
    End of period                                                          $18.52              $15.64             $14.93
  Accumulation units outstanding
  at the end of period                                                      2,117              2,235                615

Fifth Third Mid Cap VIP Division(603)

  Accumulation unit value:
    Beginning of period                                                    $16.17              $14.95             $13.95
    End of period                                                          $17.51              $16.17             $14.95
  Accumulation units outstanding
  at the end of period                                                       823                831                 262

Fifth Third Quality Growth VIP Division(759)

  Accumulation unit value:
    Beginning of period                                                     $7.44              $6.84                N/A
    End of period                                                           $7.67              $7.44                N/A
  Accumulation units outstanding
  at the end of period                                                      3,530              3,404                N/A

JNL/AIM Large Cap Growth Division(675)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $11.10             $10.44
    End of period                                                          $12.42              $11.71             $11.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(870)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $11.04               N/A
    End of period                                                          $15.53              $11.57               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(603)

  Accumulation unit value:
    Beginning of period                                                    $12.62              $11.84             $11.10
    End of period                                                          $14.22              $12.62             $11.84
  Accumulation units outstanding
  at the end of period                                                       680                710                 165

JNL/Alger Growth Division(709)

  Accumulation unit value:
    Beginning of period                                                    $18.85              $17.06             $16.24
    End of period                                                          $19.46              $18.85             $17.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(698)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.76               $9.26
    End of period                                                            N/A               $8.87               $9.76
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(658)

  Accumulation unit value:
    Beginning of period                                                    $17.13              $16.84             $15.24
    End of period                                                          $18.93              $17.13             $16.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(658)

  Accumulation unit value:
    Beginning of period                                                    $19.34              $19.18             $16.34
    End of period                                                          $22.85              $19.34             $19.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(704)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.08              $9.81
    End of period                                                          $11.90              $10.91             $10.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(603)

  Accumulation unit value:
    Beginning of period                                                    $21.43              $20.52             $18.27
    End of period                                                          $23.62              $21.43             $20.52
  Accumulation units outstanding
  at the end of period                                                       462                465                 468

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1099)

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $11.02               N/A
    End of period                                                          $12.63              $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(901)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.98               N/A
    End of period                                                          $12.83              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1101)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(658)

  Accumulation unit value:
    Beginning of period                                                    $14.34              $13.17             $11.38
    End of period                                                          $17.29              $14.34             $13.17
  Accumulation units outstanding
  at the end of period                                                       589                662                  -

JNL/JPMorgan International Value Division(623)

  Accumulation unit value:
    Beginning of period                                                    $12.00              $10.29              $8.64
    End of period                                                          $15.58              $12.00             $10.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1139)

  Accumulation unit value:
    Beginning of period                                                     $9.21               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(603)

  Accumulation unit value:
    Beginning of period                                                    $18.15              $16.96             $14.99
    End of period                                                          $20.45              $18.15             $16.96
  Accumulation units outstanding
  at the end of period                                                       730                756                 244

JNL/Lazard Small Cap Value Division(603)

  Accumulation unit value:
    Beginning of period                                                    $14.82              $14.39             $12.96
    End of period                                                          $17.02              $14.82             $14.39
  Accumulation units outstanding
  at the end of period                                                       578                601                 141

JNL/Mellon Capital Management (MCM) 25 Division(585)

  Accumulation unit value:
    Beginning of period                                                    $11.32              $11.85              $9.87
    End of period                                                          $12.49              $11.32             $11.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(598)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $11.03             $10.57
    End of period                                                          $11.27              $11.05             $11.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(686)

  Accumulation unit value:
    Beginning of period                                                     $4.47              $4.50               $4.24
    End of period                                                           $5.99              $4.47               $4.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(847)

  Accumulation unit value:
    Beginning of period                                                    $10.34              $10.38               N/A
    End of period                                                          $11.53              $10.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow 10 Division(598)

  Accumulation unit value:
    Beginning of period                                                     $8.82              $9.50               $8.91
    End of period                                                          $11.24              $8.82               $9.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                                                    $10.06               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(685)

  Accumulation unit value:
    Beginning of period                                                     $8.42              $8.21               $7.52
    End of period                                                           $9.68              $8.42               $8.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(757)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $11.59               N/A
    End of period                                                          $14.62              $12.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Global 15 Division(598)

  Accumulation unit value:
    Beginning of period                                                    $12.64              $11.66              $9.48
    End of period                                                          $17.42              $12.64             $11.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(705)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.66             $10.21
    End of period                                                          $11.80              $11.28             $10.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(598)

  Accumulation unit value:
    Beginning of period                                                    $15.05              $13.50             $11.61
    End of period                                                          $18.59              $15.05             $13.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                                                    $11.87              $10.90             $10.75
    End of period                                                          $13.87              $11.87             $10.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL Optimized 5 Division(1138)

  Accumulation unit value:
    Beginning of period                                                     $9.67               N/A                 N/A
    End of period                                                          $10.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(676)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.83             $10.00
    End of period                                                          $10.86              $10.54             $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(623)

  Accumulation unit value:
    Beginning of period                                                    $23.16              $17.21             $15.15
    End of period                                                          $27.52              $23.16             $17.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(598)

  Accumulation unit value:
    Beginning of period                                                    $13.31              $9.86               $8.50
    End of period                                                          $13.70              $13.31              $9.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                                                     $9.58               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(598)

  Accumulation unit value:
    Beginning of period                                                    $14.07              $12.77             $11.37
    End of period                                                          $15.18              $14.07             $12.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.44              $9.68
    End of period                                                          $12.13              $10.72             $10.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(598)

  Accumulation unit value:
    Beginning of period                                                    $19.53              $18.23             $15.56
    End of period                                                          $21.03              $19.53             $18.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(598)

  Accumulation unit value:
    Beginning of period                                                    $13.42              $13.09             $11.30
    End of period                                                          $15.51              $13.42             $13.09
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Technology Sector Division(712)

  Accumulation unit value:
    Beginning of period                                                     $5.71              $5.66               $5.56
    End of period                                                           $6.14              $5.71               $5.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(698)

  Accumulation unit value:
    Beginning of period                                                    $15.60              $11.42             $10.47
    End of period                                                          $15.13              $15.60             $11.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                                                    $11.96              $11.07             $10.44
    End of period                                                          $13.19              $11.96             $11.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(589)

  Accumulation unit value:
    Beginning of period                                                    $12.57              $11.24              $9.76
    End of period                                                          $14.46              $12.57             $11.24
  Accumulation units outstanding
  at the end of period                                                       249                250                 251






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                     $8.73              $8.13               $7.87
    End of period                                                           $9.01              $8.73               $8.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(585)

  Accumulation unit value:
    Beginning of period                                                    $13.82              $13.74             $13.17
    End of period                                                          $14.07              $13.82             $13.74
  Accumulation units outstanding
  at the end of period                                                      7,275              7,123               1,155

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division(698)

  Accumulation unit value:
    Beginning of period                                                    $21.10              $19.72             $18.51
    End of period                                                          $23.61              $21.10             $19.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(905)

  Accumulation unit value:
    Beginning of period                                                     $8.26              $7.81                N/A
    End of period                                                           $8.59              $8.26                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(623)

  Accumulation unit value:
    Beginning of period                                                    $19.98              $19.36             $17.62
    End of period                                                          $22.22              $19.98             $19.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(740)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.22               N/A
    End of period                                                          $11.16              $10.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division(740)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.34               N/A
    End of period                                                          $11.78              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(585)

  Accumulation unit value:
    Beginning of period                                                    $23.30              $22.49             $20.45
    End of period                                                          $26.05              $23.30             $22.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(776)

  Accumulation unit value:
    Beginning of period                                                    $22.72              $21.30               N/A
    End of period                                                          $25.33              $22.72               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Large Cap Growth Division(815)

  Accumulation unit value:
    Beginning of period                                                    $26.26              $23.42               N/A
    End of period                                                          $27.02              $26.26               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Money Market Division(590)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $11.95             $11.99
    End of period                                                          $12.41              $12.07             $11.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(585)

  Accumulation unit value:
    Beginning of period                                                    $17.40              $16.35             $14.43
    End of period                                                          $20.70              $17.40             $16.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                    $26.28              $25.19             $23.61
    End of period                                                          $29.40              $26.28             $25.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                    $36.70              $32.69             $29.71
    End of period                                                          $38.55              $36.70             $32.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(606)

  Accumulation unit value:
    Beginning of period                                                    $13.65              $13.07             $11.94
    End of period                                                          $16.11              $13.65             $13.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(675)

  Accumulation unit value:
    Beginning of period                                                    $12.85              $12.85             $12.52
    End of period                                                          $13.97              $12.85             $12.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset Strategic Bond Division(603)

  Accumulation unit value:
    Beginning of period                                                    $18.37              $18.19             $17.09
    End of period                                                          $18.91              $18.37             $18.19
  Accumulation units outstanding
  at the end of period                                                      1,666              1,639                357

JNL/Western Asset U.S. Government & Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                                                    $15.32              $15.22             $14.69
    End of period                                                          $15.57              $15.32             $15.22
  Accumulation units outstanding
  at the end of period                                                      2,995              2,931                623





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.65%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division(704)

  Accumulation unit value:
    Beginning of period                                                    $12.11              $12.07             $11.79
    End of period                                                          $12.99              $12.11             $12.07
  Accumulation units outstanding
  at the end of period                                                       894                932                 932

Fifth Third Disciplined Value VIP Division(636)

  Accumulation unit value:
    Beginning of period                                                    $15.63              $14.93             $13.38
    End of period                                                          $18.51              $15.63             $14.93
  Accumulation units outstanding
  at the end of period                                                     43,912              44,971              8,571

Fifth Third Mid Cap VIP Division(597)

  Accumulation unit value:
    Beginning of period                                                    $16.17              $14.95             $14.15
    End of period                                                          $17.51              $16.17             $14.95
  Accumulation units outstanding
  at the end of period                                                     19,132              19,427              4,948

Fifth Third Quality Growth VIP Division(597)

  Accumulation unit value:
    Beginning of period                                                     $7.44              $7.13               $7.01
    End of period                                                           $7.67              $7.44               $7.13
  Accumulation units outstanding
  at the end of period                                                     77,922              75,891             14,498

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $11.10             $10.49
    End of period                                                          $12.42              $11.71             $11.10
  Accumulation units outstanding
  at the end of period                                                      3,010              2,808               2,301






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(983)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.45               N/A
    End of period                                                          $11.09              $10.45               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.00               N/A
    End of period                                                          $15.53              $11.57               N/A
  Accumulation units outstanding
  at the end of period                                                      8,291              3,061                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.62              $11.84             $11.24
    End of period                                                          $14.22              $12.62             $11.84
  Accumulation units outstanding
  at the end of period                                                     12,595              13,453              4,262

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.84              $17.05             $16.26
    End of period                                                          $19.45              $18.84             $17.05
  Accumulation units outstanding
  at the end of period                                                      1,043              1,002                150

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.76               $9.29
    End of period                                                            N/A               $8.87               $9.76
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                  314

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.12              $16.84             $15.83
    End of period                                                          $18.92              $17.12             $16.84
  Accumulation units outstanding
  at the end of period                                                      3,879              3,957                304

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.33              $19.17             $17.12
    End of period                                                          $22.84              $19.33             $19.17
  Accumulation units outstanding
  at the end of period                                                      4,089              4,059                770

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.08              $9.34
    End of period                                                          $11.89              $10.91             $10.08
  Accumulation units outstanding
  at the end of period                                                      3,141              3,191                254

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.42              $20.51             $18.21
    End of period                                                          $23.61              $21.42             $20.51
  Accumulation units outstanding
  at the end of period                                                      2,876              2,879                637

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1067)

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,377               N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.00               N/A
    End of period                                                          $12.63              $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                      6,942              5,795                N/A

JNL/Goldman Sachs Mid Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.00               N/A
    End of period                                                          $12.83              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                      2,279              1,207                N/A

JNL/Goldman Sachs Short Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.33              $13.16             $11.77
    End of period                                                          $17.28              $14.33             $13.16
  Accumulation units outstanding
  at the end of period                                                     13,965              12,881              2,693

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.00              $10.29              $9.02
    End of period                                                          $15.58              $12.00             $10.29
  Accumulation units outstanding
  at the end of period                                                      8,748              5,025                 -

JNL/Lazard Emerging Markets Division(1062)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       737                N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.14              $16.95             $14.68
    End of period                                                          $20.45              $18.14             $16.95
  Accumulation units outstanding
  at the end of period                                                     23,198              23,480              5,524

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.81              $14.39             $12.92
    End of period                                                          $17.01              $14.81             $14.39
  Accumulation units outstanding
  at the end of period                                                     12,724              13,773              3,773

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.31              $11.85             $10.25
    End of period                                                          $12.49              $11.31             $11.85
  Accumulation units outstanding
  at the end of period                                                     66,200              75,054             15,080






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $11.03             $10.70
    End of period                                                          $11.27              $11.05             $11.03
  Accumulation units outstanding
  at the end of period                                                     15,699              10,480              5,748

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.47              $4.50               $4.10
    End of period                                                           $5.99              $4.47               $4.50
  Accumulation units outstanding
  at the end of period                                                      5,178                -                   -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.34              $10.77              $9.94
    End of period                                                          $11.54              $10.34             $10.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.81              $9.50               $9.20
    End of period                                                          $11.23              $8.81               $9.50
  Accumulation units outstanding
  at the end of period                                                     76,671              90,566             14,308

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,850               N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.42              $8.21               $7.58
    End of period                                                           $9.67              $8.42               $8.21
  Accumulation units outstanding
  at the end of period                                                      4,627              6,020               4,027






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $11.99              $9.55
    End of period                                                          $14.61              $12.52             $11.99
  Accumulation units outstanding
  at the end of period                                                      1,703               335                  -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $11.65              $9.60
    End of period                                                          $17.41              $12.63             $11.65
  Accumulation units outstanding
  at the end of period                                                     57,433              58,389             11,697

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.66             $10.93
    End of period                                                          $11.80              $11.28             $10.66
  Accumulation units outstanding
  at the end of period                                                       541                513                  -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.05              $13.50             $11.88
    End of period                                                          $18.59              $15.05             $13.50
  Accumulation units outstanding
  at the end of period                                                      5,257              4,656                909

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                                                    $11.87              $10.90              $9.77
    End of period                                                          $13.87              $11.87             $10.90
  Accumulation units outstanding
  at the end of period                                                     674,357            556,061             23,508

JNL/MCM JNL Optimized 5 Division(1062)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,168               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.83              $9.84
    End of period                                                          $10.86              $10.54             $10.83
  Accumulation units outstanding
  at the end of period                                                      8,928              15,666              1,830

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.15              $17.21             $11.59
    End of period                                                          $27.51              $23.15             $17.21
  Accumulation units outstanding
  at the end of period                                                      3,727              2,878                 -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.31              $9.86               $8.42
    End of period                                                          $13.70              $13.31              $9.86
  Accumulation units outstanding
  at the end of period                                                     56,799              56,495             13,984

JNL/MCM S&P 24 Division(1091)

  Accumulation unit value:
    Beginning of period                                                     $9.34               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.07              $12.77             $11.50
    End of period                                                          $15.18              $14.07             $12.77
  Accumulation units outstanding
  at the end of period                                                      6,029              4,377                273

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.43              $9.69
    End of period                                                          $12.13              $10.71             $10.43
  Accumulation units outstanding
  at the end of period                                                      9,138              9,042                986






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.52              $18.22             $15.88
    End of period                                                          $21.03              $19.52             $18.22
  Accumulation units outstanding
  at the end of period                                                     35,743              36,129              7,607

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.42              $13.09             $11.55
    End of period                                                          $15.51              $13.42             $13.09
  Accumulation units outstanding
  at the end of period                                                      3,820              2,811                160

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.71              $5.66               $5.30
    End of period                                                           $6.14              $5.71               $5.66
  Accumulation units outstanding
  at the end of period                                                       48                  -                   -

JNL/MCM Value Line 25 Division(679)

  Accumulation unit value:
    Beginning of period                                                    $15.60              $11.42              $9.77
    End of period                                                          $15.13              $15.60             $11.42
  Accumulation units outstanding
  at the end of period                                                     71,006              72,394              1,814

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                                                    $11.96              $11.07              $9.89
    End of period                                                          $13.19              $11.96             $11.07
  Accumulation units outstanding
  at the end of period                                                     36,024              32,432              1,854

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.57              $11.23              $9.96
    End of period                                                          $14.46              $12.57             $11.23
  Accumulation units outstanding
  at the end of period                                                      5,492              5,687               2,738






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.73              $8.13               $8.08
    End of period                                                           $9.01              $8.73               $8.13
  Accumulation units outstanding
  at the end of period                                                      3,510              3,377                314

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.82              $13.73             $13.27
    End of period                                                          $14.07              $13.82             $13.73
  Accumulation units outstanding
  at the end of period                                                     62,360              62,054             19,136

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.11              $16.11             $15.12
    End of period                                                          $17.51              $16.11             $15.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.09              $19.72             $17.89
    End of period                                                          $23.60              $21.09             $19.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.26              $7.49               $6.66
    End of period                                                           $8.59              $8.26               $7.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.97              $19.35             $18.09
    End of period                                                          $22.21              $19.97             $19.35
  Accumulation units outstanding
  at the end of period                                                       115                120                1,595

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(826)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.00               N/A
    End of period                                                          $11.16              $10.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Growth Division(1101)

  Accumulation unit value:
    Beginning of period                                                    $11.57               N/A                 N/A
    End of period                                                          $15.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Division(808)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.00               N/A
    End of period                                                          $11.77              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Moderate Growth Division(1212)

  Accumulation unit value:
    Beginning of period                                                    $14.31               N/A                 N/A
    End of period                                                          $14.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.28              $22.48             $20.88
    End of period                                                          $26.03              $23.28             $22.48
  Accumulation units outstanding
  at the end of period                                                      8,852              8,059               1,490

JNL/Select Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.71              $22.66              $5.36
    End of period                                                          $25.32              $22.71             $22.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $26.25              $25.49             $24.36
    End of period                                                          $27.01              $26.25             $25.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $11.94             $12.00
    End of period                                                          $12.41              $12.07             $11.94
  Accumulation units outstanding
  at the end of period                                                      2,345              1,115                164

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.40              $16.35             $14.89
    End of period                                                          $20.69              $17.40             $16.35
  Accumulation units outstanding
  at the end of period                                                      2,708              2,844               1,999

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $26.27              $25.17             $23.42
    End of period                                                          $29.38              $26.27             $25.17
  Accumulation units outstanding
  at the end of period                                                      3,301              3,186               2,545






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $36.68              $32.68             $29.18
    End of period                                                          $38.53              $36.68             $32.68
  Accumulation units outstanding
  at the end of period                                                      2,087              1,869                121

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.64              $13.07             $11.71
    End of period                                                          $16.11              $13.64             $13.07
  Accumulation units outstanding
  at the end of period                                                      3,354              3,560                105

JNL/Western Asset High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.87              $12.86             $12.68
    End of period                                                          $13.99              $12.87             $12.86
  Accumulation units outstanding
  at the end of period                                                      8,155              8,307               2,054

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.36              $18.19             $17.08
    End of period                                                          $18.91              $18.36             $18.19
  Accumulation units outstanding
  at the end of period                                                     25,432              18,655              4,726

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.32              $15.21             $14.67
    End of period                                                          $15.56              $15.32             $15.21
  Accumulation units outstanding
  at the end of period                                                     24,638              24,176              7,279





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.67%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(864)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.91               N/A
    End of period                                                          $15.52              $11.57               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(990)

  Accumulation unit value:
    Beginning of period                                                    $17.63               N/A                 N/A
    End of period                                                          $18.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1104)

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.88               N/A
    End of period                                                          $12.63              $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                                                    $11.26              $11.14               N/A
    End of period                                                          $12.82              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1099)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(924)

  Accumulation unit value:
    Beginning of period                                                    $14.30              $13.73               N/A
    End of period                                                          $17.24              $14.30               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division(757)

  Accumulation unit value:
    Beginning of period                                                     $4.47              $4.29                N/A
    End of period                                                           $5.98              $4.47                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(762)

  Accumulation unit value:
    Beginning of period                                                     $8.40              $8.17                N/A
    End of period                                                           $9.66              $8.40                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(778)

  Accumulation unit value:
    Beginning of period                                                    $12.50              $11.60               N/A
    End of period                                                          $14.59              $12.50               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $10.90              $9.78
    End of period                                                          $13.86              $11.86             $10.90
  Accumulation units outstanding
  at the end of period                                                      4,549              4,554                 -

JNL/MCM JNL Optimized 5 Division(1116)

  Accumulation unit value:
    Beginning of period                                                     $9.09               N/A                 N/A
    End of period                                                          $10.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(757)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.00               N/A
    End of period                                                          $10.86              $10.54               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division(803)

  Accumulation unit value:
    Beginning of period                                                    $11.95              $11.07               N/A
    End of period                                                          $13.19              $11.95               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(1127)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division(1047)

  Accumulation unit value:
    Beginning of period                                                    $24.47               N/A                 N/A
    End of period                                                          $25.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Large Cap Growth Division(1025)

  Accumulation unit value:
    Beginning of period                                                    $26.29               N/A                 N/A
    End of period                                                          $26.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset Strategic Bond Division(592)

  Accumulation unit value:
    Beginning of period                                                    $18.32              $18.15             $16.95
    End of period                                                          $18.86              $18.32             $18.15
  Accumulation units outstanding
  at the end of period                                                       151                152                  -

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.70%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                    $12.09              $12.05             $11.37
    End of period                                                          $12.96              $12.09             $12.05
  Accumulation units outstanding
  at the end of period                                                       830                878                 511

Fifth Third Disciplined Value VIP Division(654)

  Accumulation unit value:
    Beginning of period                                                    $15.61              $14.91             $13.90
    End of period                                                          $18.47              $15.61             $14.91
  Accumulation units outstanding
  at the end of period                                                      5,144              5,066               3,164

Fifth Third Mid Cap VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                    $16.14              $14.93             $13.71
    End of period                                                          $17.47              $16.14             $14.93
  Accumulation units outstanding
  at the end of period                                                      2,713              2,711               1,703

Fifth Third Quality Growth VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                     $7.42              $7.12               $6.77
    End of period                                                           $7.65              $7.42               $7.12
  Accumulation units outstanding
  at the end of period                                                     12,853              12,416              7,664

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $11.08             $10.47
    End of period                                                          $12.39              $11.68             $11.08
  Accumulation units outstanding
  at the end of period                                                       240                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(983)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $10.43               N/A
    End of period                                                          $11.06              $10.43               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(1182)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $15.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.60              $11.82             $11.22
    End of period                                                          $14.18              $12.60             $11.82
  Accumulation units outstanding
  at the end of period                                                      2,147              2,161               1,299

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.74              $16.98             $16.19
    End of period                                                          $19.34              $18.74             $16.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.73               $9.26
    End of period                                                            N/A               $7.93               $9.73
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                  769

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.04              $16.77             $15.77
    End of period                                                          $18.83              $17.04             $16.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.24              $19.09             $17.05
    End of period                                                          $22.72              $19.24             $19.09
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.05              $9.32
    End of period                                                          $11.85              $10.88             $10.05
  Accumulation units outstanding
  at the end of period                                                       139                 -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.30              $20.41             $18.12
    End of period                                                          $23.47              $21.30             $20.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1069)

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       90                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.38               N/A
    End of period                                                          $12.62              $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.46               N/A
    End of period                                                          $12.81              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                       78                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.25              $13.10             $11.72
    End of period                                                          $17.18              $14.25             $13.10
  Accumulation units outstanding
  at the end of period                                                      2,318              2,235               1,251

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.95              $10.25              $8.99
    End of period                                                          $15.51              $11.95             $10.25
  Accumulation units outstanding
  at the end of period                                                      1,254              1,327                817

JNL/Lazard Emerging Markets Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.07              $16.89             $14.63
    End of period                                                          $20.36              $18.07             $16.89
  Accumulation units outstanding
  at the end of period                                                      2,425              2,428               1,539

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.75              $14.34             $12.88
    End of period                                                          $16.94              $14.75             $14.34
  Accumulation units outstanding
  at the end of period                                                      1,780              1,792               1,069

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $11.81             $10.22
    End of period                                                          $12.44              $11.28             $11.81
  Accumulation units outstanding
  at the end of period                                                      5,614              4,749                223






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $11.02             $10.69
    End of period                                                          $11.25              $11.04             $11.02
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.46              $4.49               $4.09
    End of period                                                           $5.97              $4.46               $4.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.30              $10.74              $9.91
    End of period                                                          $11.49              $10.30             $10.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.79              $9.47               $9.17
    End of period                                                          $11.19              $8.79               $9.47
  Accumulation units outstanding
  at the end of period                                                      4,620              4,507                269

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,779               N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.39              $8.18               $7.56
    End of period                                                           $9.64              $8.39               $8.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.48              $11.96             $10.71
    End of period                                                          $14.56              $12.48             $11.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.59              $11.62              $9.58
    End of period                                                          $17.35              $12.59             $11.62
  Accumulation units outstanding
  at the end of period                                                      4,982              4,438                237

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.63             $10.91
    End of period                                                          $11.75              $11.25             $10.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.02              $13.49             $11.87
    End of period                                                          $18.55              $15.02             $13.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $10.90              $9.72
    End of period                                                          $13.86              $11.86             $10.90
  Accumulation units outstanding
  at the end of period                                                     25,225              11,090                -

JNL/MCM JNL Optimized 5 Division(1069)

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A                 N/A
    End of period                                                          $10.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(690)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.83              $9.85
    End of period                                                          $10.85              $10.54             $10.83
  Accumulation units outstanding
  at the end of period                                                       63                  -                   -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.08              $17.16             $14.42
    End of period                                                          $27.41              $23.08             $17.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $9.83               $8.40
    End of period                                                          $13.65              $13.26              $9.83
  Accumulation units outstanding
  at the end of period                                                      5,117              4,306                273

JNL/MCM S&P 24 Division(1085)

  Accumulation unit value:
    Beginning of period                                                     $9.58               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       62                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.04              $12.75             $11.49
    End of period                                                          $15.14              $14.04             $12.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.42              $9.68
    End of period                                                          $12.10              $10.69             $10.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.46              $18.17             $15.84
    End of period                                                          $20.95              $19.46             $18.17
  Accumulation units outstanding
  at the end of period                                                      3,372              2,875                153

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.39              $13.07             $11.54
    End of period                                                          $15.47              $13.39             $13.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.69              $5.65               $5.29
    End of period                                                           $6.12              $5.69               $5.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                                                    $15.59              $11.42              $9.76
    End of period                                                          $15.11              $15.59             $11.42
  Accumulation units outstanding
  at the end of period                                                     16,757              2,956                 -

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                                                    $11.95              $11.07              $9.76
    End of period                                                          $13.18              $11.95             $11.07
  Accumulation units outstanding
  at the end of period                                                      2,595              2,136                 -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.54              $11.21              $9.95
    End of period                                                          $14.42              $12.54             $11.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.71              $8.12               $8.06
    End of period                                                           $8.98              $8.71               $8.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.77              $13.68             $13.23
    End of period                                                          $14.00              $13.77             $13.68
  Accumulation units outstanding
  at the end of period                                                     14,646              14,895              5,624

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.02              $16.02             $15.05
    End of period                                                          $17.41              $16.02             $15.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.98              $19.62             $17.80
    End of period                                                          $23.46              $20.98             $19.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.24              $7.47               $6.65
    End of period                                                           $8.56              $8.24               $7.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.87              $19.26             $18.01
    End of period                                                          $22.08              $19.87             $19.26
  Accumulation units outstanding
  at the end of period                                                       221                221                 221

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.16              $22.37             $20.78
    End of period                                                          $25.88              $23.16             $22.37
  Accumulation units outstanding
  at the end of period                                                       64                  -                   -

JNL/Select Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.59              $22.55             $10.23
    End of period                                                          $25.17              $22.59             $22.55
  Accumulation units outstanding
  at the end of period                                                       68                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $26.12              $25.38             $24.26
    End of period                                                          $26.86              $26.12             $25.38
  Accumulation units outstanding
  at the end of period                                                       63                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.98              $11.87             $11.92
    End of period                                                          $12.31              $11.98             $11.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.37              $16.33             $14.88
    End of period                                                          $20.65              $17.37             $16.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $26.13              $25.05             $23.32
    End of period                                                          $29.21              $26.13             $25.05
  Accumulation units outstanding
  at the end of period                                                       483                511                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $36.48              $32.52             $29.05
    End of period                                                          $38.31              $36.48             $32.52
  Accumulation units outstanding
  at the end of period                                                       44                  -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.60              $13.04             $11.69
    End of period                                                          $16.05              $13.60             $13.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $12.82             $12.47
    End of period                                                          $13.92              $12.81             $12.82
  Accumulation units outstanding
  at the end of period                                                       727                452                  -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.26              $18.10             $17.00
    End of period                                                          $18.79              $18.26             $18.10
  Accumulation units outstanding
  at the end of period                                                      6,569              5,467               2,177

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.24              $15.14             $14.60
    End of period                                                          $15.47              $15.24             $15.14
  Accumulation units outstanding
  at the end of period                                                      5,374              5,017               2,609





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.75%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(681)

  Accumulation unit value:
    Beginning of period                                                    $15.58              $14.90             $14.00
    End of period                                                          $18.43              $15.58             $14.90
  Accumulation units outstanding
  at the end of period                                                      3,527              4,631                605

Fifth Third Mid Cap VIP Division(681)

  Accumulation unit value:
    Beginning of period                                                    $16.12              $14.91             $13.29
    End of period                                                          $17.43              $16.12             $14.91
  Accumulation units outstanding
  at the end of period                                                      1,294              1,708                268

Fifth Third Quality Growth VIP Division(681)

  Accumulation unit value:
    Beginning of period                                                     $7.41              $7.10               $6.49
    End of period                                                           $7.62              $7.41               $7.10
  Accumulation units outstanding
  at the end of period                                                      5,208              7,385               1,303

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $11.06             $10.46
    End of period                                                          $12.35              $11.66             $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(944)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.40               N/A
    End of period                                                          $11.03              $10.40               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.26               N/A
    End of period                                                          $15.50              $11.57               N/A
  Accumulation units outstanding
  at the end of period                                                       86                 109                 N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.57              $11.80             $11.21
    End of period                                                          $14.14              $12.57             $11.80
  Accumulation units outstanding
  at the end of period                                                      2,282              1,358                212

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.66              $16.91             $16.13
    End of period                                                          $19.25              $18.66             $16.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.70               $9.23
    End of period                                                            N/A               $8.81               $9.70
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.03              $16.76             $15.77
    End of period                                                          $18.80              $17.03             $16.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.15              $19.01             $16.99
    End of period                                                          $22.60              $19.15             $19.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.03              $9.30
    End of period                                                          $11.81              $10.85             $10.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.19              $20.31             $18.04
    End of period                                                          $23.33              $21.19             $20.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1137)

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       617                N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.38               N/A
    End of period                                                          $12.61              $10.90               N/A
  Accumulation units outstanding
  at the end of period                                                       103                110                 N/A

JNL/Goldman Sachs Mid Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.48               N/A
    End of period                                                          $12.81              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.18              $13.04             $11.66
    End of period                                                          $17.08              $14.18             $13.04
  Accumulation units outstanding
  at the end of period                                                      1,161              1,653                233

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $10.23              $8.98
    End of period                                                          $15.46              $11.92             $10.23
  Accumulation units outstanding
  at the end of period                                                       86                 112                  -

JNL/Lazard Emerging Markets Division(1081)

  Accumulation unit value:
    Beginning of period                                                     $8.71               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.00              $16.84             $14.59
    End of period                                                          $20.27              $18.00             $16.84
  Accumulation units outstanding
  at the end of period                                                      1,340              1,701                238

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.69              $14.29             $12.84
    End of period                                                          $16.87              $14.69             $14.29
  Accumulation units outstanding
  at the end of period                                                      1,998              1,211                174

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $11.78             $10.20
    End of period                                                          $12.40              $11.24             $11.78
  Accumulation units outstanding
  at the end of period                                                       336                366                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $11.00             $10.67
    End of period                                                          $11.21              $11.01             $11.00
  Accumulation units outstanding
  at the end of period                                                      1,680              1,968                 -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.44              $4.48               $4.08
    End of period                                                           $5.94              $4.44               $4.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.27              $10.71              $9.89
    End of period                                                          $11.45              $10.27             $10.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.76              $9.45               $9.15
    End of period                                                          $11.15              $8.76               $9.45
  Accumulation units outstanding
  at the end of period                                                       396                472                  -

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.36              $8.16               $7.54
    End of period                                                           $9.60              $8.36               $8.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.44              $11.93             $10.69
    End of period                                                          $14.51              $12.44             $11.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.55              $11.59              $9.56
    End of period                                                          $17.28              $12.55             $11.59
  Accumulation units outstanding
  at the end of period                                                       295                374                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.60             $10.88
    End of period                                                          $11.71              $11.21             $10.60
  Accumulation units outstanding
  at the end of period                                                       75                 102                  -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.99              $13.46             $11.85
    End of period                                                          $18.49              $14.99             $13.46
  Accumulation units outstanding
  at the end of period                                                       882               1,127                 -

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $10.90              $9.73
    End of period                                                          $13.84              $11.85             $10.90
  Accumulation units outstanding
  at the end of period                                                      6,490              2,822                 -

JNL/MCM JNL Optimized 5 Division(1087)

  Accumulation unit value:
    Beginning of period                                                     $9.23               N/A                 N/A
    End of period                                                          $10.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $10.82              $9.84
    End of period                                                          $10.84              $10.53             $10.82
  Accumulation units outstanding
  at the end of period                                                      3,485                -                   -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.00              $17.11             $14.38
    End of period                                                          $27.31              $23.00             $17.11
  Accumulation units outstanding
  at the end of period                                                       155                191                  -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $9.80               $8.38
    End of period                                                          $13.60              $13.22              $9.80
  Accumulation units outstanding
  at the end of period                                                       451                491                  -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.01              $12.73             $11.47
    End of period                                                          $15.10              $14.01             $12.73
  Accumulation units outstanding
  at the end of period                                                       647                713                  -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.40              $9.67
    End of period                                                          $12.07              $10.67             $10.40
  Accumulation units outstanding
  at the end of period                                                      2,819              3,229                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.40              $18.12             $15.80
    End of period                                                          $20.87              $19.40             $18.12
  Accumulation units outstanding
  at the end of period                                                       153                157                  -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.36              $13.05             $11.52
    End of period                                                          $15.43              $13.36             $13.05
  Accumulation units outstanding
  at the end of period                                                       516                585                  -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.67              $5.63               $5.27
    End of period                                                           $6.09              $5.67               $5.63
  Accumulation units outstanding
  at the end of period                                                       152                207                  -

JNL/MCM Value Line 25 Division(697)

  Accumulation unit value:
    Beginning of period                                                    $15.58              $11.42             $10.31
    End of period                                                          $15.10              $15.58             $11.42
  Accumulation units outstanding
  at the end of period                                                      2,604               342                  -

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $11.07             $10.14
    End of period                                                          $13.16              $11.94             $11.07
  Accumulation units outstanding
  at the end of period                                                      3,345               605                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $11.19              $9.93
    End of period                                                          $14.38              $12.51             $11.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.68              $8.09               $8.05
    End of period                                                           $8.95              $8.68               $8.09
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.71              $13.64             $13.18
    End of period                                                          $13.94              $13.71             $13.64
  Accumulation units outstanding
  at the end of period                                                      5,394              12,117               494

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.94              $15.94             $14.98
    End of period                                                          $17.31              $15.94             $15.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.97              $19.62             $17.81
    End of period                                                          $23.44              $20.97             $19.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.04              $7.30               $6.50
    End of period                                                           $8.36              $8.04               $7.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.76              $19.17             $17.93
    End of period                                                          $21.95              $19.76             $19.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.04              $22.26             $20.69
    End of period                                                          $25.73              $23.04             $22.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(679)

  Accumulation unit value:
    Beginning of period                                                    $22.47              $22.44             $20.21
    End of period                                                          $25.02              $22.47             $22.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.97              $25.25             $24.14
    End of period                                                          $26.70              $25.97             $25.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $11.81             $11.87
    End of period                                                          $12.24              $11.92             $11.81
  Accumulation units outstanding
  at the end of period                                                       70                  96                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.34              $16.32             $14.87
    End of period                                                          $20.61              $17.34             $16.32
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.99              $24.93             $23.21
    End of period                                                          $29.04              $25.99             $24.93
  Accumulation units outstanding
  at the end of period                                                      1,190                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $36.29              $32.37             $28.92
    End of period                                                          $38.08              $36.29             $32.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.57              $13.01             $11.67
    End of period                                                          $16.00              $13.57             $13.01
  Accumulation units outstanding
  at the end of period                                                      3,085                -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.76              $12.77             $12.42
    End of period                                                          $13.86              $12.76             $12.77
  Accumulation units outstanding
  at the end of period                                                       556                574                  -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.16              $18.01             $16.92
    End of period                                                          $18.69              $18.16             $18.01
  Accumulation units outstanding
  at the end of period                                                      2,688              3,529                127

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.15              $15.07             $14.53
    End of period                                                          $15.38              $15.15             $15.07
  Accumulation units outstanding
  at the end of period                                                      2,017              5,681                298





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.76%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(635)

  Accumulation unit value:
    Beginning of period                                                    $15.57              $14.89             $13.32
    End of period                                                          $18.42              $15.57             $14.89
  Accumulation units outstanding
  at the end of period                                                     14,322              11,657              4,051

Fifth Third Mid Cap VIP Division(635)

  Accumulation unit value:
    Beginning of period                                                    $16.11              $14.91             $12.47
    End of period                                                          $17.42              $16.11             $14.91
  Accumulation units outstanding
  at the end of period                                                      5,745              4,671               1,729

Fifth Third Quality Growth VIP Division(635)

  Accumulation unit value:
    Beginning of period                                                     $7.40              $7.10               $6.18
    End of period                                                           $7.62              $7.40               $7.10
  Accumulation units outstanding
  at the end of period                                                     31,176              23,983              8,570

JNL/AIM Large Cap Growth Division(919)

  Accumulation unit value:
    Beginning of period                                                    $11.65              $11.15               N/A
    End of period                                                          $12.35              $11.65               N/A
  Accumulation units outstanding
  at the end of period                                                      1,386                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(935)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $10.65               N/A
    End of period                                                          $15.50              $11.56               N/A
  Accumulation units outstanding
  at the end of period                                                      1,452                -                  N/A

JNL/AIM Small Cap Growth Division(635)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $11.79              $9.73
    End of period                                                          $14.13              $12.56             $11.79
  Accumulation units outstanding
  at the end of period                                                      4,277              3,502               1,209

JNL/Alger Growth Division(1042)

  Accumulation unit value:
    Beginning of period                                                    $18.77               N/A                 N/A
    End of period                                                          $19.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(694)

  Accumulation unit value:
    Beginning of period                                                    $16.94              $16.68             $15.45
    End of period                                                          $18.71              $16.94             $16.68
  Accumulation units outstanding
  at the end of period                                                       495                 -                   -

JNL/Eagle SmallCap Equity Division(682)

  Accumulation unit value:
    Beginning of period                                                    $19.14              $19.00             $16.34
    End of period                                                          $22.58              $19.14             $19.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $9.80                N/A
    End of period                                                          $11.80              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                       770                770                 N/A

JNL/FMR MidCap Equity Division(631)

  Accumulation unit value:
    Beginning of period                                                    $21.17              $20.29             $16.93
    End of period                                                          $23.31              $21.17             $20.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1123)

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,703               N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.54               N/A
    End of period                                                          $12.61              $10.90               N/A
  Accumulation units outstanding
  at the end of period                                                      1,431               761                 N/A

JNL/Goldman Sachs Mid Cap Value Division(920)

  Accumulation unit value:
    Beginning of period                                                    $11.26              $11.07               N/A
    End of period                                                          $12.80              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                       99                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       345                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(635)

  Accumulation unit value:
    Beginning of period                                                    $14.16              $13.02             $10.89
    End of period                                                          $17.06              $14.16             $13.02
  Accumulation units outstanding
  at the end of period                                                      5,905              4,353               1,460

JNL/JPMorgan International Value Division(935)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $10.73               N/A
    End of period                                                          $15.43              $11.90               N/A
  Accumulation units outstanding
  at the end of period                                                       379                 -                  N/A

JNL/Lazard Emerging Markets Division(1074)

  Accumulation unit value:
    Beginning of period                                                     $9.16               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       193                N/A                 N/A

JNL/Lazard Mid Cap Value Division(635)

  Accumulation unit value:
    Beginning of period                                                    $17.99              $16.82             $13.94
    End of period                                                          $20.25              $17.99             $16.82
  Accumulation units outstanding
  at the end of period                                                      5,721              4,132               1,541

JNL/Lazard Small Cap Value Division(635)

  Accumulation unit value:
    Beginning of period                                                    $14.68              $14.28             $11.94
    End of period                                                          $16.85              $14.68             $14.28
  Accumulation units outstanding
  at the end of period                                                      3,616              2,923                995

JNL/Mellon Capital Management (MCM) 25 Division(618)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $11.77             $10.43
    End of period                                                          $12.39              $11.23             $11.77
  Accumulation units outstanding
  at the end of period                                                       173                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(618)

  Accumulation unit value:
    Beginning of period                                                    $11.00              $11.00             $10.76
    End of period                                                          $11.21              $11.00             $11.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(829)

  Accumulation unit value:
    Beginning of period                                                     $4.44              $4.13                N/A
    End of period                                                           $5.94              $4.44                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division(829)

  Accumulation unit value:
    Beginning of period                                                    $10.27              $9.82                N/A
    End of period                                                          $11.44              $10.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow 10 Division(618)

  Accumulation unit value:
    Beginning of period                                                     $8.75              $9.44               $8.77
    End of period                                                          $11.14              $8.75               $9.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,561               N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(1068)

  Accumulation unit value:
    Beginning of period                                                     $8.76               N/A                 N/A
    End of period                                                           $9.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(829)

  Accumulation unit value:
    Beginning of period                                                    $12.43              $10.98               N/A
    End of period                                                          $14.50              $12.43               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Global 15 Division(618)

  Accumulation unit value:
    Beginning of period                                                    $12.54              $11.58              $9.50
    End of period                                                          $17.27              $12.54             $11.58
  Accumulation units outstanding
  at the end of period                                                      1,597                -                   -

JNL/MCM Healthcare Sector Division(682)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $10.59              $9.78
    End of period                                                          $11.70              $11.20             $10.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(618)

  Accumulation unit value:
    Beginning of period                                                    $14.98              $13.45             $11.76
    End of period                                                          $18.49              $14.98             $13.45
  Accumulation units outstanding
  at the end of period                                                       310                 -                   -

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $10.57               N/A
    End of period                                                          $13.84              $11.85               N/A
  Accumulation units outstanding
  at the end of period                                                     17,580              11,357               N/A

JNL/MCM JNL Optimized 5 Division(1083)

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                          $10.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       234                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(734)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $10.82             $10.87
    End of period                                                          $10.83              $10.53             $10.82
  Accumulation units outstanding
  at the end of period                                                       799                 -                   -

JNL/MCM Oil & Gas Sector Division(663)

  Accumulation unit value:
    Beginning of period                                                    $22.99              $17.10             $15.70
    End of period                                                          $27.29              $22.99             $17.10
  Accumulation units outstanding
  at the end of period                                                       519                 -                   -

JNL/MCM S&P 10 Division(618)

  Accumulation unit value:
    Beginning of period                                                    $13.21              $9.80               $8.39
    End of period                                                          $13.59              $13.21              $9.80
  Accumulation units outstanding
  at the end of period                                                       986                 -                   -

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       425                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(618)

  Accumulation unit value:
    Beginning of period                                                    $14.00              $12.73             $11.28
    End of period                                                          $15.09              $14.00             $12.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(618)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.40              $9.57
    End of period                                                          $12.06              $10.67             $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(618)

  Accumulation unit value:
    Beginning of period                                                    $19.38              $18.11             $15.62
    End of period                                                          $20.85              $19.38             $18.11
  Accumulation units outstanding
  at the end of period                                                       352                 -                   -

JNL/MCM Small Cap Index Division(618)

  Accumulation unit value:
    Beginning of period                                                    $13.36              $13.04             $11.28
    End of period                                                          $15.42              $13.36             $13.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Technology Sector Division(829)

  Accumulation unit value:
    Beginning of period                                                     $5.67              $5.13                N/A
    End of period                                                           $6.09              $5.67                N/A
  Accumulation units outstanding
  at the end of period                                                       202                 -                  N/A

JNL/MCM Value Line 25 Division(693)

  Accumulation unit value:
    Beginning of period                                                    $15.58              $11.42             $10.08
    End of period                                                          $15.09              $15.58             $11.42
  Accumulation units outstanding
  at the end of period                                                      1,560                -                   -

JNL/MCM VIP Division(693)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $11.07             $10.09
    End of period                                                          $13.16              $11.94             $11.07
  Accumulation units outstanding
  at the end of period                                                      1,028                -                   -

JNL/Oppenheimer Global Growth Division(935)

  Accumulation unit value:
    Beginning of period                                                    $12.50              $11.58               N/A
    End of period                                                          $14.37              $12.50               N/A
  Accumulation units outstanding
  at the end of period                                                       720                 -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(1184)

  Accumulation unit value:
    Beginning of period                                                     $8.87               N/A                 N/A
    End of period                                                           $8.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       139                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(618)

  Accumulation unit value:
    Beginning of period                                                    $13.70              $13.63             $13.26
    End of period                                                          $13.93              $13.70             $13.63
  Accumulation units outstanding
  at the end of period                                                     17,871              10,930              4,213

JNL/PPM America High Yield Bond Division(618)

  Accumulation unit value:
    Beginning of period                                                    $15.92              $15.92             $15.09
    End of period                                                          $17.29              $15.92             $15.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(935)

  Accumulation unit value:
    Beginning of period                                                    $20.84              $19.54               N/A
    End of period                                                          $23.29              $20.84               N/A
  Accumulation units outstanding
  at the end of period                                                       390                 -                  N/A

JNL/Putnam Midcap Growth Division(959)

  Accumulation unit value:
    Beginning of period                                                     $8.21              $8.22                N/A
    End of period                                                           $8.53              $8.21                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division(741)

  Accumulation unit value:
    Beginning of period                                                    $12.86              $12.07               N/A
    End of period                                                          $14.18              $12.86               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(618)

  Accumulation unit value:
    Beginning of period                                                    $23.01              $22.24             $20.64
    End of period                                                          $25.70              $23.01             $22.24
  Accumulation units outstanding
  at the end of period                                                       428                 -                   -

JNL/Select Global Growth Division(958)

  Accumulation unit value:
    Beginning of period                                                    $22.45              $21.98               N/A
    End of period                                                          $24.99              $22.45               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Large Cap Growth Division(694)

  Accumulation unit value:
    Beginning of period                                                    $25.94              $25.22             $23.34
    End of period                                                          $26.66              $25.94             $25.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(704)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $11.82             $11.82
    End of period                                                          $12.25              $11.93             $11.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(867)

  Accumulation unit value:
    Beginning of period                                                    $17.33              $16.80               N/A
    End of period                                                          $20.60              $17.33               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T.Rowe Price Established Growth Division(790)

  Accumulation unit value:
    Beginning of period                                                    $25.96              $23.87               N/A
    End of period                                                          $29.01              $25.96               N/A
  Accumulation units outstanding
  at the end of period                                                       434                 -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(790)

  Accumulation unit value:
    Beginning of period                                                    $36.25              $31.57               N/A
    End of period                                                          $38.04              $36.25               N/A
  Accumulation units outstanding
  at the end of period                                                       375                 -                  N/A

JNL/T.Rowe Price Value Division(694)

  Accumulation unit value:
    Beginning of period                                                    $13.56              $13.00             $11.95
    End of period                                                          $15.99              $13.56             $13.00
  Accumulation units outstanding
  at the end of period                                                       869                 -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.75              $12.77             $12.42
    End of period                                                          $13.85              $12.75             $12.77
  Accumulation units outstanding
  at the end of period                                                      2,398                -                   -

JNL/Western Asset Strategic Bond Division(618)

  Accumulation unit value:
    Beginning of period                                                    $18.14              $17.99             $17.10
    End of period                                                          $18.66              $18.14             $17.99
  Accumulation units outstanding
  at the end of period                                                      3,931              2,218               1,015

JNL/Western Asset U.S. Government & Quality Bond Division(618)

  Accumulation unit value:
    Beginning of period                                                    $15.14              $15.05             $14.66
    End of period                                                          $15.36              $15.14             $15.05
  Accumulation units outstanding
  at the end of period                                                      5,805              4,506               1,771

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.80%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(640)

  Accumulation unit value:
    Beginning of period                                                    $15.55              $14.88             $13.30
    End of period                                                          $18.39              $15.55             $14.88
  Accumulation units outstanding
  at the end of period                                                      7,179              5,533               1,346

Fifth Third Mid Cap VIP Division(640)

  Accumulation unit value:
    Beginning of period                                                    $16.09              $14.89             $12.41
    End of period                                                          $17.39              $16.09             $14.89
  Accumulation units outstanding
  at the end of period                                                      3,566              2,817                960

Fifth Third Quality Growth VIP Division(679)

  Accumulation unit value:
    Beginning of period                                                     $7.39              $7.09               $6.49
    End of period                                                           $7.60              $7.39               $7.09
  Accumulation units outstanding
  at the end of period                                                     25,050              10,139              1,654

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $11.04             $10.45
    End of period                                                          $12.32              $11.63             $11.04
  Accumulation units outstanding
  at the end of period                                                      1,235              1,296                981






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(983)

  Accumulation unit value:
    Beginning of period                                                    $10.38              $10.38               N/A
    End of period                                                          $11.00              $10.38               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $10.45               N/A
    End of period                                                          $15.49              $11.56               N/A
  Accumulation units outstanding
  at the end of period                                                      1,998                -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.54              $11.78             $11.19
    End of period                                                          $14.11              $12.54             $11.78
  Accumulation units outstanding
  at the end of period                                                      3,047              2,493               1,119

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.55              $16.82             $16.05
    End of period                                                          $19.13              $18.55             $16.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.66               $9.21
    End of period                                                            N/A               $8.78               $9.66
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                  230

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.88              $16.63             $15.65
    End of period                                                          $18.63              $16.88             $16.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.07              $18.93             $16.92
    End of period                                                          $22.49              $19.07             $18.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.01              $9.28
    End of period                                                          $11.77              $10.82             $10.01
  Accumulation units outstanding
  at the end of period                                                     17,595              18,213              6,121

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.08              $20.21             $17.96
    End of period                                                          $23.20              $21.08             $20.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1070)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       208                N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.83                N/A
    End of period                                                          $12.60              $10.90               N/A
  Accumulation units outstanding
  at the end of period                                                       127                 -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(870)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.99               N/A
    End of period                                                          $12.79              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                       59                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1086)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.10              $12.97             $11.61
    End of period                                                          $16.98              $14.10             $12.97
  Accumulation units outstanding
  at the end of period                                                      2,074              1,666                313

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $10.18              $8.94
    End of period                                                          $15.37              $11.86             $10.18
  Accumulation units outstanding
  at the end of period                                                       220                221                 223

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       415                N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.93              $16.78             $14.54
    End of period                                                          $20.18              $17.93             $16.78
  Accumulation units outstanding
  at the end of period                                                      2,627              1,891                394

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.64              $14.24             $12.80
    End of period                                                          $16.79              $14.64             $14.24
  Accumulation units outstanding
  at the end of period                                                      2,582              2,095                920

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $11.75             $10.17
    End of period                                                          $12.35              $11.20             $11.75
  Accumulation units outstanding
  at the end of period                                                      9,205              4,253               2,153






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $10.98             $10.66
    End of period                                                          $11.19              $10.99             $10.98
  Accumulation units outstanding
  at the end of period                                                      3,242               612                 598

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.43              $4.47               $4.07
    End of period                                                           $5.92              $4.43               $4.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.24              $10.68              $9.86
    End of period                                                          $11.41              $10.24             $10.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.73              $9.42               $9.13
    End of period                                                          $11.11              $8.73               $9.42
  Accumulation units outstanding
  at the end of period                                                     13,070              19,344              5,872

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       247                N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.33              $8.14               $7.52
    End of period                                                           $9.56              $8.33               $8.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.40              $11.89             $10.66
    End of period                                                          $14.45              $12.40             $11.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $11.56              $9.53
    End of period                                                          $17.22              $12.51             $11.56
  Accumulation units outstanding
  at the end of period                                                      4,076              3,993               2,371

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.17              $10.57             $10.85
    End of period                                                          $11.66              $11.17             $10.57
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.96              $13.44             $11.84
    End of period                                                          $18.45              $14.96             $13.44
  Accumulation units outstanding
  at the end of period                                                      2,426               540                 543

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $10.90              $9.71
    End of period                                                          $13.82              $11.85             $10.90
  Accumulation units outstanding
  at the end of period                                                     91,321              32,532                -

JNL/MCM JNL Optimized 5 Division(1062)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       71                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(683)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.82              $9.81
    End of period                                                          $10.83              $10.52             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.93              $17.07             $14.35
    End of period                                                          $27.20              $22.93             $17.07
  Accumulation units outstanding
  at the end of period                                                       783                785                 244

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.18              $9.77               $8.36
    End of period                                                          $13.55              $13.18              $9.77
  Accumulation units outstanding
  at the end of period                                                      8,392              8,489               5,967

JNL/MCM S&P 24 Division(1088)

  Accumulation unit value:
    Beginning of period                                                     $9.51               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.98              $12.71             $11.46
    End of period                                                          $15.06              $13.98             $12.71
  Accumulation units outstanding
  at the end of period                                                      6,329               552                 560

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.39              $9.66
    End of period                                                          $12.04              $10.65             $10.39
  Accumulation units outstanding
  at the end of period                                                      8,174               663                 660






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.34              $18.07             $15.77
    End of period                                                          $20.79              $19.34             $18.07
  Accumulation units outstanding
  at the end of period                                                      5,025              2,467               1,428

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $13.03             $11.51
    End of period                                                          $15.39              $13.34             $13.03
  Accumulation units outstanding
  at the end of period                                                      2,462               553                 561

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.65              $5.62               $5.26
    End of period                                                           $6.07              $5.65               $5.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(683)

  Accumulation unit value:
    Beginning of period                                                    $15.57              $11.42              $9.52
    End of period                                                          $15.08              $15.57             $11.42
  Accumulation units outstanding
  at the end of period                                                       669                563                  -

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $11.07              $9.75
    End of period                                                          $13.15              $11.94             $11.07
  Accumulation units outstanding
  at the end of period                                                       57                  -                   -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.48              $11.17              $9.92
    End of period                                                          $14.34              $12.48             $11.17
  Accumulation units outstanding
  at the end of period                                                      2,108                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.67              $8.09               $8.04
    End of period                                                           $8.93              $8.67               $8.09
  Accumulation units outstanding
  at the end of period                                                       83                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.66              $13.59             $13.14
    End of period                                                          $13.88              $13.66             $13.59
  Accumulation units outstanding
  at the end of period                                                     21,298              9,392               1,969

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.85              $15.85             $14.92
    End of period                                                          $17.21              $15.85             $15.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.75              $19.43             $17.64
    End of period                                                          $23.19              $20.75             $19.43
  Accumulation units outstanding
  at the end of period                                                       114                115                 116

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.19              $7.44               $6.62
    End of period                                                           $8.51              $8.19               $7.44
  Accumulation units outstanding
  at the end of period                                                       186                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.66              $19.08             $17.85
    End of period                                                          $21.82              $19.66             $19.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.92              $22.16             $20.60
    End of period                                                          $25.58              $22.92             $22.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(648)

  Accumulation unit value:
    Beginning of period                                                    $22.35              $22.33             $19.18
    End of period                                                          $24.88              $22.35             $22.33
  Accumulation units outstanding
  at the end of period                                                       99                 100                 101

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.83              $25.13             $24.03
    End of period                                                          $26.54              $25.83             $25.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $11.77             $11.84
    End of period                                                          $12.19              $11.88             $11.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.32              $16.30             $14.86
    End of period                                                          $20.57              $17.32             $16.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.86              $24.81             $23.11
    End of period                                                          $28.87              $25.86             $24.81
  Accumulation units outstanding
  at the end of period                                                       87                  88                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $36.10              $32.21             $28.79
    End of period                                                          $37.86              $36.10             $32.21
  Accumulation units outstanding
  at the end of period                                                       386                322                 240

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.53              $12.97             $11.64
    End of period                                                          $15.95              $13.53             $12.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $12.73             $12.38
    End of period                                                          $13.80              $12.71             $12.73
  Accumulation units outstanding
  at the end of period                                                      1,053              1,083                805

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.07              $17.92             $16.85
    End of period                                                          $18.58              $18.07             $17.92
  Accumulation units outstanding
  at the end of period                                                     77,932              39,609               504

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.07              $14.99             $14.47
    End of period                                                          $15.29              $15.07             $14.99
  Accumulation units outstanding
  at the end of period                                                      8,976              4,045                232





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.81%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division(598)

  Accumulation unit value:
    Beginning of period                                                    $12.04              $12.02             $11.47
    End of period                                                          $12.89              $12.04             $12.02
  Accumulation units outstanding
  at the end of period                                                       396                427                 428

Fifth Third Disciplined Value VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                    $15.55              $14.87             $13.44
    End of period                                                          $18.38              $15.55             $14.87
  Accumulation units outstanding
  at the end of period                                                     21,912              21,107             13,339

Fifth Third Mid Cap VIP Division(592)

  Accumulation unit value:
    Beginning of period                                                    $16.08              $14.89             $13.94
    End of period                                                          $17.38              $16.08             $14.89
  Accumulation units outstanding
  at the end of period                                                      7,819              8,207               4,987

Fifth Third Quality Growth VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                     $7.38              $7.09               $6.74
    End of period                                                           $7.60              $7.38               $7.09
  Accumulation units outstanding
  at the end of period                                                     28,985              26,593             14,177

JNL/AIM Large Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $11.04             $10.23
    End of period                                                          $12.32              $11.63             $11.04
  Accumulation units outstanding
  at the end of period                                                      2,105              1,491                144






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $10.23               N/A
    End of period                                                          $15.48              $11.56               N/A
  Accumulation units outstanding
  at the end of period                                                      3,876               124                 N/A

JNL/AIM Small Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                    $12.54              $11.77             $10.84
    End of period                                                          $14.10              $12.54             $11.77
  Accumulation units outstanding
  at the end of period                                                      5,814              5,684               2,958

JNL/Alger Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                    $18.53              $16.80             $15.85
    End of period                                                          $19.11              $18.53             $16.80
  Accumulation units outstanding
  at the end of period                                                       608                416                  -

JNL/Alliance Capital Growth Division(581)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.66               $8.94
    End of period                                                            N/A               $8.77               $9.66
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                  165

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(573)

  Accumulation unit value:
    Beginning of period                                                    $16.87              $16.61             $15.51
    End of period                                                          $18.61              $16.87             $16.61
  Accumulation units outstanding
  at the end of period                                                      1,178               894                 232

JNL/Eagle SmallCap Equity Division(573)

  Accumulation unit value:
    Beginning of period                                                    $19.05              $18.92             $16.71
    End of period                                                          $22.47              $19.05             $18.92
  Accumulation units outstanding
  at the end of period                                                      1,174               444                 265

JNL/FMR Balanced Division(589)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.00              $9.27
    End of period                                                          $11.77              $10.81             $10.00
  Accumulation units outstanding
  at the end of period                                                      1,010               939                 716

JNL/FMR MidCap Equity Division(603)

  Accumulation unit value:
    Beginning of period                                                    $21.06              $20.19             $17.99
    End of period                                                          $23.17              $21.06             $20.19
  Accumulation units outstanding
  at the end of period                                                      2,498              2,535               2,393

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1070)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,958               N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.08               N/A
    End of period                                                          $12.60              $10.90               N/A
  Accumulation units outstanding
  at the end of period                                                      2,395               881                 N/A

JNL/Goldman Sachs Mid Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.16               N/A
    End of period                                                          $12.79              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                      1,820                66                 N/A

JNL/Goldman Sachs Short Duration Bond Division(1075)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       197                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(573)

  Accumulation unit value:
    Beginning of period                                                    $14.09              $12.96             $11.39
    End of period                                                          $16.96              $14.09             $12.96
  Accumulation units outstanding
  at the end of period                                                      6,562              7,586               3,250

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $10.18              $8.93
    End of period                                                          $15.36              $11.85             $10.18
  Accumulation units outstanding
  at the end of period                                                      3,965              1,380                272

JNL/Lazard Emerging Markets Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       112                N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.92              $16.77             $14.53
    End of period                                                          $20.16              $17.92             $16.77
  Accumulation units outstanding
  at the end of period                                                     12,942              11,920              7,595

JNL/Lazard Small Cap Value Division(584)

  Accumulation unit value:
    Beginning of period                                                    $14.62              $14.23             $12.21
    End of period                                                          $16.78              $14.62             $14.23
  Accumulation units outstanding
  at the end of period                                                      6,747              5,553               3,608

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $11.74             $10.17
    End of period                                                          $12.34              $11.20             $11.74
  Accumulation units outstanding
  at the end of period                                                     42,250              33,921             16,359






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.98             $10.66
    End of period                                                          $11.18              $10.98             $10.98
  Accumulation units outstanding
  at the end of period                                                     16,309              11,780              7,222

JNL/MCM Communications Sector Division(591)

  Accumulation unit value:
    Beginning of period                                                     $4.43              $4.46               $3.93
    End of period                                                           $5.92              $4.43               $4.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(586)

  Accumulation unit value:
    Beginning of period                                                    $10.23              $10.67              $9.74
    End of period                                                          $11.40              $10.23             $10.67
  Accumulation units outstanding
  at the end of period                                                       391                428                  -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.72              $9.42               $9.13
    End of period                                                          $11.10              $8.72               $9.42
  Accumulation units outstanding
  at the end of period                                                     23,530              15,645              4,134

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,895               N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(586)

  Accumulation unit value:
    Beginning of period                                                     $8.33              $8.13               $7.45
    End of period                                                           $9.56              $8.33               $8.13
  Accumulation units outstanding
  at the end of period                                                       581                646                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(603)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $11.89             $10.76
    End of period                                                          $14.44              $12.39             $11.89
  Accumulation units outstanding
  at the end of period                                                      2,602              1,283                 -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.50              $11.55              $9.53
    End of period                                                          $17.20              $12.50             $11.55
  Accumulation units outstanding
  at the end of period                                                     36,603              25,991              6,772

JNL/MCM Healthcare Sector Division(586)

  Accumulation unit value:
    Beginning of period                                                    $11.17              $10.57             $10.49
    End of period                                                          $11.65              $11.17             $10.57
  Accumulation units outstanding
  at the end of period                                                      5,781              4,369               2,608

JNL/MCM International Index Division(573)

  Accumulation unit value:
    Beginning of period                                                    $14.95              $13.44             $11.63
    End of period                                                          $18.44              $14.95             $13.44
  Accumulation units outstanding
  at the end of period                                                     17,912              15,912              5,337

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $10.90              $9.87
    End of period                                                          $13.82              $11.84             $10.90
  Accumulation units outstanding
  at the end of period                                                     285,799            181,891              7,779

JNL/MCM JNL Optimized 5 Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,986               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(691)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.82              $9.85
    End of period                                                          $10.82              $10.52             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(586)

  Accumulation unit value:
    Beginning of period                                                    $22.91              $17.06             $14.18
    End of period                                                          $27.18              $22.91             $17.06
  Accumulation units outstanding
  at the end of period                                                     14,584              8,571               7,079

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.17              $9.77               $8.36
    End of period                                                          $13.54              $13.17              $9.77
  Accumulation units outstanding
  at the end of period                                                     31,453              22,495              3,305

JNL/MCM S&P 24 Division(1074)

  Accumulation unit value:
    Beginning of period                                                     $9.67               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(573)

  Accumulation unit value:
    Beginning of period                                                    $13.98              $12.71             $11.32
    End of period                                                          $15.06              $13.98             $12.71
  Accumulation units outstanding
  at the end of period                                                     24,806              21,824              8,504

JNL/MCM S&P 500 Index Division(573)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.39              $9.59
    End of period                                                          $12.03              $10.65             $10.39
  Accumulation units outstanding
  at the end of period                                                     58,564              53,686             21,756






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.32              $18.06             $15.76
    End of period                                                          $20.78              $19.32             $18.06
  Accumulation units outstanding
  at the end of period                                                     18,439              12,922              4,287

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.33              $13.02             $11.51
    End of period                                                          $15.38              $13.33             $13.02
  Accumulation units outstanding
  at the end of period                                                     22,427              21,317              8,063

JNL/MCM Technology Sector Division(585)

  Accumulation unit value:
    Beginning of period                                                     $5.65              $5.61               $5.25
    End of period                                                           $6.06              $5.65               $5.61
  Accumulation units outstanding
  at the end of period                                                      1,194              1,672                407

JNL/MCM Value Line 25 Division(682)

  Accumulation unit value:
    Beginning of period                                                    $15.57              $11.42              $9.62
    End of period                                                          $15.08              $15.57             $11.42
  Accumulation units outstanding
  at the end of period                                                     55,903              21,055               236

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $11.07             $10.11
    End of period                                                          $13.15              $11.93             $11.07
  Accumulation units outstanding
  at the end of period                                                     17,747              16,790               241

JNL/Oppenheimer Global Growth Division(573)

  Accumulation unit value:
    Beginning of period                                                    $12.48              $11.17              $9.76
    End of period                                                          $14.33              $12.48             $11.17
  Accumulation units outstanding
  at the end of period                                                     16,388              10,047              7,149






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.67              $8.08               $8.04
    End of period                                                           $8.93              $8.67               $8.08
  Accumulation units outstanding
  at the end of period                                                     11,327              8,654              10,438

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(573)

  Accumulation unit value:
    Beginning of period                                                    $13.65              $13.58             $13.10
    End of period                                                          $13.87              $13.65             $13.58
  Accumulation units outstanding
  at the end of period                                                     107,704             80,611             28,324

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.84              $15.84             $14.90
    End of period                                                          $17.19              $15.84             $15.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(592)

  Accumulation unit value:
    Beginning of period                                                    $20.73              $19.41             $17.60
    End of period                                                          $23.16              $20.73             $19.41
  Accumulation units outstanding
  at the end of period                                                       26                  -                   -

JNL/Putnam Midcap Growth Division(590)

  Accumulation unit value:
    Beginning of period                                                     $8.19              $7.43               $6.66
    End of period                                                           $8.50              $8.19               $7.43
  Accumulation units outstanding
  at the end of period                                                       183                184                 193






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(573)

  Accumulation unit value:
    Beginning of period                                                    $19.64              $19.06             $17.69
    End of period                                                          $21.80              $19.64             $19.06
  Accumulation units outstanding
  at the end of period                                                       235                210                 204

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(581)

  Accumulation unit value:
    Beginning of period                                                    $22.89              $22.14             $20.10
    End of period                                                          $25.55              $22.89             $22.14
  Accumulation units outstanding
  at the end of period                                                     39,924              34,688              3,430

JNL/Select Global Growth Division(597)

  Accumulation unit value:
    Beginning of period                                                    $22.33              $22.31             $20.30
    End of period                                                          $24.85              $22.33             $22.31
  Accumulation units outstanding
  at the end of period                                                       222                252                  -

JNL/Select Large Cap Growth Division(595)

  Accumulation unit value:
    Beginning of period                                                    $25.80              $25.10             $24.73
    End of period                                                          $26.51              $25.80             $25.10
  Accumulation units outstanding
  at the end of period                                                      1,395               400                  -

JNL/Select Money Market Division(583)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $11.76             $11.82
    End of period                                                          $12.18              $11.86             $11.76
  Accumulation units outstanding
  at the end of period                                                     38,426                -                 1,281

JNL/Select Value Division(581)

  Accumulation unit value:
    Beginning of period                                                    $17.31              $16.29             $14.35
    End of period                                                          $20.55              $17.31             $16.29
  Accumulation units outstanding
  at the end of period                                                       765                 48                 186

JNL/T.Rowe Price Established Growth Division(573)

  Accumulation unit value:
    Beginning of period                                                    $25.83              $24.79             $22.84
    End of period                                                          $28.84              $25.83             $24.79
  Accumulation units outstanding
  at the end of period                                                      7,220              3,761               1,161






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $36.06              $32.18             $28.76
    End of period                                                          $37.82              $36.06             $32.18
  Accumulation units outstanding
  at the end of period                                                      6,182              3,025               1,640

JNL/T.Rowe Price Value Division(573)

  Accumulation unit value:
    Beginning of period                                                    $13.52              $12.97             $11.54
    End of period                                                          $15.94              $13.52             $12.97
  Accumulation units outstanding
  at the end of period                                                     12,331              4,328               1,805

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.70              $12.72             $12.38
    End of period                                                          $13.79              $12.70             $12.72
  Accumulation units outstanding
  at the end of period                                                     11,560              5,434                231

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.05              $17.91             $16.83
    End of period                                                          $18.56              $18.05             $17.91
  Accumulation units outstanding
  at the end of period                                                     52,272              23,393             12,068

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.06              $14.98             $14.46
    End of period                                                          $15.27              $15.06             $14.98
  Accumulation units outstanding
  at the end of period                                                     21,804              21,115              9,353





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.85%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(575)

  Accumulation unit value:
    Beginning of period                                                    $15.53              $14.86             $13.24
    End of period                                                          $18.35              $15.53             $14.86
  Accumulation units outstanding
  at the end of period                                                     20,284              22,034             16,271

Fifth Third Mid Cap VIP Division(575)

  Accumulation unit value:
    Beginning of period                                                    $16.06              $14.87             $13.45
    End of period                                                          $17.35              $16.06             $14.87
  Accumulation units outstanding
  at the end of period                                                      8,017              8,700               6,972

Fifth Third Quality Growth VIP Division(575)

  Accumulation unit value:
    Beginning of period                                                     $7.37              $7.08               $6.65
    End of period                                                           $7.58              $7.37               $7.08
  Accumulation units outstanding
  at the end of period                                                     41,615              43,773             34,034

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $11.03             $10.43
    End of period                                                          $12.29              $11.61             $11.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(825)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $10.23               N/A
    End of period                                                          $15.47              $11.56               N/A
  Accumulation units outstanding
  at the end of period                                                      1,123              1,147                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $11.76             $11.18
    End of period                                                          $14.07              $12.52             $11.76
  Accumulation units outstanding
  at the end of period                                                      6,709              7,094               5,214

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.46              $16.74             $15.98
    End of period                                                          $19.02              $18.46             $16.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.63               $9.18
    End of period                                                            N/A               $8.74               $9.63
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                 2,392

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.80              $16.56             $15.59
    End of period                                                          $18.53              $16.80             $16.56
  Accumulation units outstanding
  at the end of period                                                       189                178                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.98              $18.86             $16.86
    End of period                                                          $22.37              $18.98             $18.86
  Accumulation units outstanding
  at the end of period                                                       56                  73                 73

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $9.98               $9.26
    End of period                                                          $11.73              $10.79              $9.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.97              $20.12             $17.88
    End of period                                                          $23.07              $20.97             $20.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1070)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       890                N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.99                N/A
    End of period                                                          $12.59              $10.90               N/A
  Accumulation units outstanding
  at the end of period                                                       844                745                 N/A

JNL/Goldman Sachs Mid Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.12               N/A
    End of period                                                          $12.78              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                       650                543                 N/A

JNL/Goldman Sachs Short Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.03              $12.91             $11.56
    End of period                                                          $16.88              $14.03             $12.91
  Accumulation units outstanding
  at the end of period                                                      6,611              7,476               6,110

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $10.15              $8.91
    End of period                                                          $15.30              $11.81             $10.15
  Accumulation units outstanding
  at the end of period                                                       211                273                 134

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.86              $16.72             $14.50
    End of period                                                          $20.09              $17.86             $16.72
  Accumulation units outstanding
  at the end of period                                                      7,038              7,604               5,448

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.58              $14.19             $12.76
    End of period                                                          $16.72              $14.58             $14.19
  Accumulation units outstanding
  at the end of period                                                      6,172              6,662               5,310

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.17              $11.72             $10.15
    End of period                                                          $12.30              $11.17             $11.72
  Accumulation units outstanding
  at the end of period                                                      4,643              10,789              9,338






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.97             $10.65
    End of period                                                          $11.16              $10.97             $10.97
  Accumulation units outstanding
  at the end of period                                                      2,376              2,698                 -

JNL/MCM Communications Sector Division(608)

  Accumulation unit value:
    Beginning of period                                                     $4.41              $4.45               $3.95
    End of period                                                           $5.90              $4.41               $4.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(594)

  Accumulation unit value:
    Beginning of period                                                    $10.21              $10.66              $9.94
    End of period                                                          $11.38              $10.21             $10.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.70              $9.40               $9.11
    End of period                                                          $11.07              $8.70               $9.40
  Accumulation units outstanding
  at the end of period                                                      5,403              12,859             11,146

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     39,977               N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.31              $8.12               $7.50
    End of period                                                           $9.53              $8.31               $8.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $11.86             $10.63
    End of period                                                          $14.40              $12.36             $11.86
  Accumulation units outstanding
  at the end of period                                                       117                117                 117

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $11.53              $9.51
    End of period                                                          $17.15              $12.47             $11.53
  Accumulation units outstanding
  at the end of period                                                      4,531              10,987              9,936

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.14              $10.54             $10.83
    End of period                                                          $11.62              $11.14             $10.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.93              $13.42             $11.82
    End of period                                                          $18.40              $14.93             $13.42
  Accumulation units outstanding
  at the end of period                                                      4,178              4,380                 -

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $10.90              $9.62
    End of period                                                          $13.81              $11.84             $10.90
  Accumulation units outstanding
  at the end of period                                                     68,569              21,310                -

JNL/MCM JNL Optimized 5 Division(1067)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,393               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(714)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.82             $10.55
    End of period                                                          $10.81              $10.52             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(608)

  Accumulation unit value:
    Beginning of period                                                    $22.86              $17.02             $14.58
    End of period                                                          $27.10              $22.86             $17.02
  Accumulation units outstanding
  at the end of period                                                       736                775                  -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.14              $9.75               $8.34
    End of period                                                          $13.50              $13.14              $9.75
  Accumulation units outstanding
  at the end of period                                                      4,879              12,487             11,492

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.95              $12.69             $11.44
    End of period                                                          $15.03              $13.95             $12.69
  Accumulation units outstanding
  at the end of period                                                      3,313              2,769                 -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.37              $9.65
    End of period                                                          $12.01              $10.63             $10.37
  Accumulation units outstanding
  at the end of period                                                      4,940              4,178                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.27              $18.02             $15.73
    End of period                                                          $20.71              $19.27             $18.02
  Accumulation units outstanding
  at the end of period                                                      4,392              8,645               6,249

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.31              $13.01             $11.50
    End of period                                                          $15.35              $13.31             $13.01
  Accumulation units outstanding
  at the end of period                                                      1,025              1,061                 -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.64              $5.60               $5.25
    End of period                                                           $6.05              $5.64               $5.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(690)

  Accumulation unit value:
    Beginning of period                                                    $15.56              $11.42              $9.53
    End of period                                                          $15.06              $15.56             $11.42
  Accumulation units outstanding
  at the end of period                                                     17,746              1,367                 -

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $11.07             $10.38
    End of period                                                          $13.13              $11.93             $11.07
  Accumulation units outstanding
  at the end of period                                                       604                611                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.45              $11.15              $9.90
    End of period                                                          $14.30              $12.45             $11.15
  Accumulation units outstanding
  at the end of period                                                      1,739              1,733               1,071






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.65              $8.07               $8.03
    End of period                                                           $8.91              $8.65               $8.07
  Accumulation units outstanding
  at the end of period                                                       290                282                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.60              $13.54             $13.10
    End of period                                                          $13.82              $13.60             $13.54
  Accumulation units outstanding
  at the end of period                                                     35,948              34,537             19,933

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.77              $15.77             $14.85
    End of period                                                          $17.11              $15.77             $15.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.64              $19.34             $17.57
    End of period                                                          $23.05              $20.64             $19.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(589)

  Accumulation unit value:
    Beginning of period                                                     $8.17              $7.42               $6.64
    End of period                                                           $8.48              $8.17               $7.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.55              $18.99             $17.77
    End of period                                                          $21.70              $19.55             $18.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.80              $22.05             $20.51
    End of period                                                          $25.44              $22.80             $22.05
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(593)

  Accumulation unit value:
    Beginning of period                                                    $22.24              $22.22             $20.23
    End of period                                                          $24.73              $22.24             $22.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.70              $25.01             $23.92
    End of period                                                          $26.39              $25.70             $25.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $11.70             $11.77
    End of period                                                          $12.11              $11.80             $11.70
  Accumulation units outstanding
  at the end of period                                                      1,042              1,084                 -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.28              $16.28             $14.84
    End of period                                                          $20.52              $17.28             $16.28
  Accumulation units outstanding
  at the end of period                                                      3,071              3,195                 -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.72              $24.69             $23.00
    End of period                                                          $28.71              $25.72             $24.69
  Accumulation units outstanding
  at the end of period                                                      2,798              3,032                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $35.91              $32.06             $28.66
    End of period                                                          $37.64              $35.91             $32.06
  Accumulation units outstanding
  at the end of period                                                      1,116              1,090                 -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.49              $12.94             $11.62
    End of period                                                          $15.89              $13.49             $12.94
  Accumulation units outstanding
  at the end of period                                                       381                400                 126

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $12.69             $12.34
    End of period                                                          $13.74              $12.67             $12.69
  Accumulation units outstanding
  at the end of period                                                      2,630              1,208                 -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.97              $17.84             $16.77
    End of period                                                          $18.47              $17.97             $17.84
  Accumulation units outstanding
  at the end of period                                                     12,159              9,895               4,967

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.99              $14.92             $14.40
    End of period                                                          $15.20              $14.99             $14.92
  Accumulation units outstanding
  at the end of period                                                     14,859              15,355              9,742





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.90%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                    $15.50              $14.84             $13.32
    End of period                                                          $18.31              $15.50             $14.84
  Accumulation units outstanding
  at the end of period                                                      6,890              6,653               5,002

Fifth Third Mid Cap VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                    $16.03              $14.85             $13.43
    End of period                                                          $17.31              $16.03             $14.85
  Accumulation units outstanding
  at the end of period                                                      2,635              2,086               2,032

Fifth Third Quality Growth VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                     $7.35              $7.06               $6.64
    End of period                                                           $7.56              $7.35               $7.06
  Accumulation units outstanding
  at the end of period                                                     14,403              11,188             10,719

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $11.01             $10.42
    End of period                                                          $12.26              $11.58             $11.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(939)

  Accumulation unit value:
    Beginning of period                                                    $10.34              $10.34               N/A
    End of period                                                          $10.94              $10.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $10.32               N/A
    End of period                                                          $15.46              $11.55               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.49              $11.74             $11.16
    End of period                                                          $14.03              $12.49             $11.74
  Accumulation units outstanding
  at the end of period                                                      2,254              1,813               1,732

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.37              $16.67             $15.92
    End of period                                                          $18.91              $18.37             $16.67
  Accumulation units outstanding
  at the end of period                                                       141                511                  -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.60               $9.15
    End of period                                                            N/A               $8.71               $9.60
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.73              $16.49             $15.53
    End of period                                                          $18.44              $16.73             $16.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.89              $18.78             $16.79
    End of period                                                          $22.26              $18.89             $18.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $9.96               $9.24
    End of period                                                          $11.69              $10.76              $9.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                  358

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.86              $20.02             $17.80
    End of period                                                          $22.93              $20.86             $20.02
  Accumulation units outstanding
  at the end of period                                                        -                  -                  179

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1070)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,089               N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.28               N/A
    End of period                                                          $12.58              $10.89               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.32               N/A
    End of period                                                          $12.77              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1091)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.95              $12.85             $11.51
    End of period                                                          $16.78              $13.95             $12.85
  Accumulation units outstanding
  at the end of period                                                      2,548              2,163               2,082

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.11              $8.88
    End of period                                                          $15.24              $11.77             $10.11
  Accumulation units outstanding
  at the end of period                                                       362               1,650                351

JNL/Lazard Emerging Markets Division(1062)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.79              $16.66             $14.45
    End of period                                                          $20.00              $17.79             $16.66
  Accumulation units outstanding
  at the end of period                                                      2,550              2,419               1,852

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.52              $14.14             $12.72
    End of period                                                          $16.64              $14.52             $14.14
  Accumulation units outstanding
  at the end of period                                                      1,894              1,506               1,428

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $11.69             $10.13
    End of period                                                          $12.26              $11.13             $11.69
  Accumulation units outstanding
  at the end of period                                                      3,504              4,100               2,231






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.95             $10.64
    End of period                                                          $11.13              $10.94             $10.95
  Accumulation units outstanding
  at the end of period                                                      1,776              2,075               1,856

JNL/MCM Communications Sector Division(598)

  Accumulation unit value:
    Beginning of period                                                     $4.40              $4.44               $3.91
    End of period                                                           $5.88              $4.40               $4.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(590)

  Accumulation unit value:
    Beginning of period                                                    $10.17              $10.62              $9.74
    End of period                                                          $11.32              $10.17             $10.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.67              $9.37               $9.09
    End of period                                                          $11.03              $8.67               $9.37
  Accumulation units outstanding
  at the end of period                                                     17,786              15,949              2,653

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       357                N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.28              $8.09               $7.49
    End of period                                                           $9.49              $8.28               $8.09
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.32              $11.83             $10.61
    End of period                                                          $14.34              $12.32             $11.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.43              $11.50              $9.49
    End of period                                                          $17.09              $12.43             $11.50
  Accumulation units outstanding
  at the end of period                                                      3,531              4,140               2,687

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $10.51             $10.80
    End of period                                                          $11.58              $11.10             $10.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.90              $13.40             $11.81
    End of period                                                          $18.36              $14.90             $13.40
  Accumulation units outstanding
  at the end of period                                                      1,166              1,283               1,323

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.90              $9.70
    End of period                                                          $13.79              $11.83             $10.90
  Accumulation units outstanding
  at the end of period                                                      6,664              6,649                 -

JNL/MCM JNL Optimized 5 Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       394                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(678)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $10.82             $10.03
    End of period                                                          $10.80              $10.51             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(590)

  Accumulation unit value:
    Beginning of period                                                    $22.78              $16.97             $14.05
    End of period                                                          $27.00              $22.78             $16.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                  211

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.09              $9.72               $8.32
    End of period                                                          $13.45              $13.09              $9.72
  Accumulation units outstanding
  at the end of period                                                      3,858              4,551               2,831

JNL/MCM S&P 24 Division(1152)

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.93              $12.67             $11.43
    End of period                                                          $14.99              $13.93             $12.67
  Accumulation units outstanding
  at the end of period                                                      1,401              1,345               1,399

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.36              $9.64
    End of period                                                          $11.98              $10.61             $10.36
  Accumulation units outstanding
  at the end of period                                                      1,746              1,758               1,712






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.21              $17.97             $15.69
    End of period                                                          $20.64              $19.21             $17.97
  Accumulation units outstanding
  at the end of period                                                      2,322              2,462               1,444

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.28              $12.99             $11.48
    End of period                                                          $15.31              $13.28             $12.99
  Accumulation units outstanding
  at the end of period                                                      1,403              1,383               1,365

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.61              $5.59               $5.24
    End of period                                                           $6.02              $5.61               $5.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(678)

  Accumulation unit value:
    Beginning of period                                                    $15.55              $11.42              $9.91
    End of period                                                          $15.05              $15.55             $11.42
  Accumulation units outstanding
  at the end of period                                                      9,539              7,479                312

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $11.07              $9.74
    End of period                                                          $13.12              $11.92             $11.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $11.13              $9.89
    End of period                                                          $14.26              $12.42             $11.13
  Accumulation units outstanding
  at the end of period                                                       537                 18                 18






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.63              $8.06               $8.02
    End of period                                                           $8.88              $8.63               $8.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.55              $13.50             $13.06
    End of period                                                          $13.76              $13.55             $13.50
  Accumulation units outstanding
  at the end of period                                                     11,566              11,513             12,613

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.69              $15.69             $14.78
    End of period                                                          $17.01              $15.69             $15.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.53              $19.24             $17.49
    End of period                                                          $22.92              $20.53             $19.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.14              $7.40               $6.60
    End of period                                                           $8.45              $8.14               $7.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.45              $18.89             $17.69
    End of period                                                          $21.57              $19.45             $18.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.68              $21.95             $20.42
    End of period                                                          $25.29              $22.68             $21.95
  Accumulation units outstanding
  at the end of period                                                       197                 -                   -

JNL/Select Global Growth Division(603)

  Accumulation unit value:
    Beginning of period                                                    $22.12              $22.12             $20.03
    End of period                                                          $24.59              $22.12             $22.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                  161

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.56              $24.89             $23.82
    End of period                                                          $26.23              $25.56             $24.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.64             $11.71
    End of period                                                          $12.03              $11.73             $11.64
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.26              $16.26             $14.83
    End of period                                                          $20.48              $17.26             $16.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.58              $24.58             $22.90
    End of period                                                          $28.54              $25.58             $24.58
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $35.72              $31.90             $28.53
    End of period                                                          $37.43              $35.72             $31.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.45              $12.92             $11.60
    End of period                                                          $15.84              $13.45             $12.92
  Accumulation units outstanding
  at the end of period                                                       36                  36                 36

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.62              $12.64             $12.30
    End of period                                                          $13.68              $12.62             $12.64
  Accumulation units outstanding
  at the end of period                                                        -                  -                  280

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.88              $17.75             $16.70
    End of period                                                          $18.36              $17.88             $17.75
  Accumulation units outstanding
  at the end of period                                                      3,741              2,582               2,935

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.91              $14.85             $14.34
    End of period                                                          $15.11              $14.91             $14.85
  Accumulation units outstanding
  at the end of period                                                      6,297              4,727               5,537





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.92%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(859)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $10.70               N/A
    End of period                                                          $15.46              $11.55               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR MidCap Equity Division(768)

  Accumulation unit value:
    Beginning of period                                                    $20.81              $19.61               N/A
    End of period                                                          $22.88              $20.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1137)

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.47               N/A
    End of period                                                          $12.58              $10.89               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(868)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $11.02               N/A
    End of period                                                          $12.77              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division(1085)

  Accumulation unit value:
    Beginning of period                                                     $8.71               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division(700)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.90             $10.20
    End of period                                                          $13.79              $11.83             $10.90
  Accumulation units outstanding
  at the end of period                                                      6,006              6,042                 -

JNL/MCM JNL Optimized 5 Division(1154)

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 24 Division(1170)

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(1124)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(1098)

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $11.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division(760)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.37               N/A
    End of period                                                          $11.70              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division(793)

  Accumulation unit value:
    Beginning of period                                                    $22.07              $19.86               N/A
    End of period                                                          $24.53              $22.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.945%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(1123)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $11.24               N/A
    End of period                                                          $15.45              $11.55               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(740)

  Accumulation unit value:
    Beginning of period                                                    $16.66              $16.06               N/A
    End of period                                                          $18.35              $16.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1125)

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.26               N/A
    End of period                                                          $12.57              $10.89               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.51               N/A
    End of period                                                          $12.76              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1151)

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division(1140)

  Accumulation unit value:
    Beginning of period                                                     $9.07               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division(962)

  Accumulation unit value:
    Beginning of period                                                     $4.39              $4.50                N/A
    End of period                                                           $5.86              $4.39                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division(899)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $10.21               N/A
    End of period                                                          $11.28              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $10.90              $9.87
    End of period                                                          $13.78              $11.82             $10.90
  Accumulation units outstanding
  at the end of period                                                      3,609              3,609                 -

JNL/MCM JNL Optimized 5 Division(1084)

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A                 N/A
    End of period                                                          $10.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(814)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $9.27                N/A
    End of period                                                          $10.79              $10.50               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                                                     $9.58               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $13.46             $13.03
    End of period                                                          $13.70              $13.50             $13.46
  Accumulation units outstanding
  at the end of period                                                       643                643                  -

JNL/PPM America High Yield Bond Division(1124)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division(757)

  Accumulation unit value:
    Beginning of period                                                    $20.45              $18.74               N/A
    End of period                                                          $22.80              $20.45               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Putnam Midcap Growth Division(1058)

  Accumulation unit value:
    Beginning of period                                                     $8.88               N/A                 N/A
    End of period                                                           $8.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(794)

  Accumulation unit value:
    Beginning of period                                                    $19.36              $18.37               N/A
    End of period                                                          $21.46              $19.36               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division(1187)

  Accumulation unit value:
    Beginning of period                                                    $23.44               N/A                 N/A
    End of period                                                          $24.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset Strategic Bond Division(646)

  Accumulation unit value:
    Beginning of period                                                    $17.79              $17.68             $17.03
    End of period                                                          $18.27              $17.79             $17.68
  Accumulation units outstanding
  at the end of period                                                       491                491                  -

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.95%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(605)

  Accumulation unit value:
    Beginning of period                                                    $15.47              $14.82             $13.96
    End of period                                                          $18.27              $15.47             $14.82
  Accumulation units outstanding
  at the end of period                                                      1,988              2,590               1,007

Fifth Third Mid Cap VIP Division(605)

  Accumulation unit value:
    Beginning of period                                                    $16.01              $14.84             $14.08
    End of period                                                          $17.27              $16.01             $14.84
  Accumulation units outstanding
  at the end of period                                                       784               1,021                444

Fifth Third Quality Growth VIP Division(605)

  Accumulation unit value:
    Beginning of period                                                     $7.33              $7.05               $6.96
    End of period                                                           $7.53              $7.33               $7.05
  Accumulation units outstanding
  at the end of period                                                      4,364              5,561               2,128

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $10.99             $10.41
    End of period                                                          $12.22              $11.56             $10.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(938)

  Accumulation unit value:
    Beginning of period                                                    $10.32              $10.32               N/A
    End of period                                                          $10.91              $10.32               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(874)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $11.28               N/A
    End of period                                                          $15.45              $11.55               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $11.72             $11.15
    End of period                                                          $14.00              $12.47             $11.72
  Accumulation units outstanding
  at the end of period                                                       616                831                 282

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.27              $16.59             $15.85
    End of period                                                          $18.81              $18.27             $16.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.56               $9.12
    End of period                                                            N/A               $8.68               $9.56
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.65              $16.42             $15.47
    End of period                                                          $18.34              $16.65             $16.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.80              $18.70             $16.73
    End of period                                                          $22.14              $18.80             $18.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $9.94               $9.23
    End of period                                                          $11.66              $10.73              $9.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.74              $19.92             $17.72
    End of period                                                          $22.80              $20.74             $19.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1076)

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.73               N/A
    End of period                                                          $12.57              $10.89               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.65               N/A
    End of period                                                          $12.76              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.88              $12.79             $11.46
    End of period                                                          $16.69              $13.88             $12.79
  Accumulation units outstanding
  at the end of period                                                       740               1,047                353

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $10.08              $8.85
    End of period                                                          $15.17              $11.72             $10.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1071)

  Accumulation unit value:
    Beginning of period                                                     $9.48               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.71              $16.60             $14.40
    End of period                                                          $19.90              $17.71             $16.60
  Accumulation units outstanding
  at the end of period                                                       725                920                 405

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.46              $14.09             $12.68
    End of period                                                          $16.56              $14.46             $14.09
  Accumulation units outstanding
  at the end of period                                                       528                706                 235

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.09              $11.65             $10.10
    End of period                                                          $12.21              $11.09             $11.65
  Accumulation units outstanding
  at the end of period                                                      4,008              3,568               3,532






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.93             $10.62
    End of period                                                          $11.10              $10.92             $10.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(609)

  Accumulation unit value:
    Beginning of period                                                     $4.39              $4.43               $3.96
    End of period                                                           $5.86              $4.39               $4.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(609)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $10.59              $9.69
    End of period                                                          $11.28              $10.14             $10.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.64              $9.34               $9.06
    End of period                                                          $10.98              $8.64               $9.34
  Accumulation units outstanding
  at the end of period                                                      5,127              4,407               4,451

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.25              $8.07               $7.47
    End of period                                                           $9.45              $8.25               $8.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.28              $11.80             $10.58
    End of period                                                          $14.29              $12.28             $11.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $11.46              $9.46
    End of period                                                          $17.02              $12.39             $11.46
  Accumulation units outstanding
  at the end of period                                                      3,552              3,619               3,552

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.49             $10.77
    End of period                                                          $11.53              $11.07             $10.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.87              $13.38             $11.80
    End of period                                                          $18.31              $14.87             $13.38
  Accumulation units outstanding
  at the end of period                                                      2,501                -                   -

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $10.90              $9.98
    End of period                                                          $13.78              $11.82             $10.90
  Accumulation units outstanding
  at the end of period                                                       843                480                  -

JNL/MCM JNL Optimized 5 Division(1106)

  Accumulation unit value:
    Beginning of period                                                     $9.43               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(709)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.82             $10.47
    End of period                                                          $10.79              $10.50             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.71              $16.93             $14.24
    End of period                                                          $26.90              $22.71             $16.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.05              $9.69               $8.30
    End of period                                                          $13.40              $13.05              $9.69
  Accumulation units outstanding
  at the end of period                                                      3,400              4,251               4,259

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.90              $12.66             $11.42
    End of period                                                          $14.95              $13.90             $12.66
  Accumulation units outstanding
  at the end of period                                                      2,992              3,218                 -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.59              $10.34              $9.62
    End of period                                                          $11.95              $10.59             $10.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.15              $17.92             $15.65
    End of period                                                          $20.56              $19.15             $17.92
  Accumulation units outstanding
  at the end of period                                                      2,366              2,320               2,359

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $12.97             $11.47
    End of period                                                          $15.28              $13.26             $12.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.60              $5.57               $5.22
    End of period                                                           $6.00              $5.60               $5.57
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(689)

  Accumulation unit value:
    Beginning of period                                                    $15.54              $11.42              $9.56
    End of period                                                          $15.03              $15.54             $11.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                                                    $11.91              $11.07             $10.53
    End of period                                                          $13.10              $11.91             $11.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $11.11              $9.87
    End of period                                                          $14.22              $12.39             $11.11
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.61              $8.04               $8.00
    End of period                                                           $8.86              $8.61               $8.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $13.45             $13.03
    End of period                                                          $13.70              $13.50             $13.45
  Accumulation units outstanding
  at the end of period                                                     10,080              10,433              1,868

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.60              $15.60             $14.72
    End of period                                                          $16.91              $15.60             $15.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.43              $19.15             $17.41
    End of period                                                          $22.79              $20.43             $19.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.12              $7.39               $6.58
    End of period                                                           $8.42              $8.12               $7.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.35              $18.80             $17.61
    End of period                                                          $21.45              $19.35             $18.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.55              $21.84             $20.32
    End of period                                                          $25.14              $22.55             $21.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(724)

  Accumulation unit value:
    Beginning of period                                                    $22.00              $22.01             $21.71
    End of period                                                          $24.45              $22.00             $22.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.46              $24.80             $23.75
    End of period                                                          $26.12              $25.46             $24.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $11.60             $11.68
    End of period                                                          $11.98              $11.69             $11.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.23              $16.24             $14.82
    End of period                                                          $20.43              $17.23             $16.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.45              $24.46             $22.80
    End of period                                                          $28.37              $25.45             $24.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $35.51              $31.73             $28.39
    End of period                                                          $37.19              $35.51             $31.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.41              $12.88             $11.57
    End of period                                                          $15.78              $13.41             $12.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.57              $12.60             $12.26
    End of period                                                          $13.62              $12.57             $12.60
  Accumulation units outstanding
  at the end of period                                                      1,510              1,624                 -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.78              $17.67             $16.62
    End of period                                                          $18.26              $17.78             $17.67
  Accumulation units outstanding
  at the end of period                                                      6,802              7,521                580

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.84              $14.78             $14.28
    End of period                                                          $15.02              $14.84             $14.78
  Accumulation units outstanding
  at the end of period                                                      2,693              3,184               1,019





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.00%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $10.22               N/A
    End of period                                                          $15.44              $11.55               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1129)

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,183               N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.53               N/A
    End of period                                                          $12.56              $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.15               N/A
    End of period                                                          $12.75              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division(1082)

  Accumulation unit value:
    Beginning of period                                                     $8.84               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 25 Division(316)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $11.62              $9.73
    End of period                                                          $12.17              $11.06             $11.62
  Accumulation units outstanding
  at the end of period                                                       355                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,208               N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $10.89              $9.84
    End of period                                                          $13.76              $11.82             $10.89
  Accumulation units outstanding
  at the end of period                                                     16,973                -                   -

JNL/MCM JNL Optimized 5 Division(1069)

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,410               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(486)

  Accumulation unit value:
    Beginning of period                                                    $22.63              $16.88             $12.92
    End of period                                                          $26.80              $22.63             $16.88
  Accumulation units outstanding
  at the end of period                                                       206                 -                   -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                                                     $9.67               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division(697)

  Accumulation unit value:
    Beginning of period                                                    $15.53              $11.41             $10.30
    End of period                                                          $15.01              $15.53             $11.41
  Accumulation units outstanding
  at the end of period                                                      8,887                -                   -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.37              $11.09              $9.86
    End of period                                                          $14.18              $12.37             $11.09
  Accumulation units outstanding
  at the end of period                                                       71                  71                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(78)

  Accumulation unit value:
    Beginning of period                                                    $13.45              $13.41             $13.09
    End of period                                                          $13.64              $13.45             $13.41
  Accumulation units outstanding
  at the end of period                                                       819                 -                   -

JNL/PPM America High Yield Bond Division(1127)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.31              $24.34             $22.69
    End of period                                                          $28.21              $25.31             $24.34
  Accumulation units outstanding
  at the end of period                                                       32                  32                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $35.34              $31.60             $28.26
    End of period                                                          $36.99              $35.34             $31.60
  Accumulation units outstanding
  at the end of period                                                       25                  25                  -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.37              $12.85             $11.55
    End of period                                                          $15.74              $13.37             $12.85
  Accumulation units outstanding
  at the end of period                                                       60                  60                  -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $12.56             $12.22
    End of period                                                          $13.56              $12.52             $12.56
  Accumulation units outstanding
  at the end of period                                                       284                 -                   -

JNL/Western Asset Strategic Bond Division(72)

  Accumulation unit value:
    Beginning of period                                                    $17.69              $17.58             $16.78
    End of period                                                          $18.15              $17.69             $17.58
  Accumulation units outstanding
  at the end of period                                                      3,800                -                   -

JNL/Western Asset U.S. Government & Quality Bond Division(382)

  Accumulation unit value:
    Beginning of period                                                    $14.76              $14.71             $14.45
    End of period                                                          $14.94              $14.76             $14.71
  Accumulation units outstanding
  at the end of period                                                       398                 -                   -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.005%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(772)

  Accumulation unit value:
    Beginning of period                                                    $15.48              $14.79               N/A
    End of period                                                          $18.26              $15.48               N/A
  Accumulation units outstanding
  at the end of period                                                       857                857                 N/A

Fifth Third Mid Cap VIP Division(772)

  Accumulation unit value:
    Beginning of period                                                    $15.97              $14.27               N/A
    End of period                                                          $17.23              $15.97               N/A
  Accumulation units outstanding
  at the end of period                                                       376                376                 N/A

Fifth Third Quality Growth VIP Division(772)

  Accumulation unit value:
    Beginning of period                                                     $7.31              $6.64                N/A
    End of period                                                           $7.51              $7.31                N/A
  Accumulation units outstanding
  at the end of period                                                      1,897              1,897                N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(1060)

  Accumulation unit value:
    Beginning of period                                                    $12.64               N/A                 N/A
    End of period                                                          $15.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Small Cap Growth Division(772)

  Accumulation unit value:
    Beginning of period                                                    $12.44              $11.32               N/A
    End of period                                                          $13.96              $12.44               N/A
  Accumulation units outstanding
  at the end of period                                                       237                237                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.62               N/A
    End of period                                                          $12.56              $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.88               N/A
    End of period                                                          $12.75              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(772)

  Accumulation unit value:
    Beginning of period                                                    $13.80              $12.76               N/A
    End of period                                                          $16.58              $13.80               N/A
  Accumulation units outstanding
  at the end of period                                                       293                293                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(772)

  Accumulation unit value:
    Beginning of period                                                    $17.64              $16.19               N/A
    End of period                                                          $19.81              $17.64               N/A
  Accumulation units outstanding
  at the end of period                                                       334                334                 N/A

JNL/Lazard Small Cap Value Division(772)

  Accumulation unit value:
    Beginning of period                                                    $14.40              $13.58               N/A
    End of period                                                          $16.49              $14.40               N/A
  Accumulation units outstanding
  at the end of period                                                       199                199                 N/A

JNL/Mellon Capital Management (MCM) 25 Division(844)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $11.00               N/A
    End of period                                                          $12.16              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(844)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $11.04               N/A
    End of period                                                          $11.07              $10.90               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division(1060)

  Accumulation unit value:
    Beginning of period                                                    $10.35               N/A                 N/A
    End of period                                                          $11.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Dow 10 Division(844)

  Accumulation unit value:
    Beginning of period                                                     $8.61              $8.91                N/A
    End of period                                                          $10.94              $8.61                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow Dividend Division(1215)

  Accumulation unit value:
    Beginning of period                                                    $11.78               N/A                 N/A
    End of period                                                          $11.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(844)

  Accumulation unit value:
    Beginning of period                                                    $12.34              $11.22               N/A
    End of period                                                          $16.95              $12.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division(979)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $11.99               N/A
    End of period                                                          $13.76              $11.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(826)

  Accumulation unit value:
    Beginning of period                                                    $22.62              $18.78               N/A
    End of period                                                          $26.78              $22.62               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 10 Division(844)

  Accumulation unit value:
    Beginning of period                                                    $13.00              $10.72               N/A
    End of period                                                          $13.34              $13.00               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(844)

  Accumulation unit value:
    Beginning of period                                                    $19.07              $17.26               N/A
    End of period                                                          $20.47              $19.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division(844)

  Accumulation unit value:
    Beginning of period                                                    $15.53              $12.45               N/A
    End of period                                                          $15.01              $15.53               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(772)

  Accumulation unit value:
    Beginning of period                                                    $13.44              $13.40               N/A
    End of period                                                          $13.63              $13.44               N/A
  Accumulation units outstanding
  at the end of period                                                      1,695              1,695                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division(951)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.61               N/A
    End of period                                                          $11.68              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Moderate Growth Division(1124)

  Accumulation unit value:
    Beginning of period                                                    $12.78               N/A                 N/A
    End of period                                                          $13.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division(1129)

  Accumulation unit value:
    Beginning of period                                                    $11.77               N/A                 N/A
    End of period                                                          $11.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset High Yield Bond Division(844)

  Accumulation unit value:
    Beginning of period                                                    $12.50              $12.35               N/A
    End of period                                                          $13.55              $12.50               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Western Asset Strategic Bond Division(772)

  Accumulation unit value:
    Beginning of period                                                    $17.68              $17.61               N/A
    End of period                                                          $18.14              $17.68               N/A
  Accumulation units outstanding
  at the end of period                                                       520                520                 N/A

JNL/Western Asset U.S. Government & Quality Bond Division(772)

  Accumulation unit value:
    Beginning of period                                                    $14.75              $14.75               N/A
    End of period                                                          $14.93              $14.75               N/A
  Accumulation units outstanding
  at the end of period                                                       926                926                 N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.01%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                    $15.44              $14.80             $13.68
    End of period                                                          $18.22              $15.44             $14.80
  Accumulation units outstanding
  at the end of period                                                      5,264              5,554               4,391

Fifth Third Mid Cap VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                    $15.97              $14.81             $13.08
    End of period                                                          $17.23              $15.97             $14.81
  Accumulation units outstanding
  at the end of period                                                      2,195              2,183               1,828

Fifth Third Quality Growth VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                     $7.31              $7.03               $6.28
    End of period                                                           $7.51              $7.31               $7.03
  Accumulation units outstanding
  at the end of period                                                     12,703              11,804              9,524

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.97             $10.39
    End of period                                                          $12.19              $11.53             $10.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(938)

  Accumulation unit value:
    Beginning of period                                                    $10.29              $10.29               N/A
    End of period                                                          $10.88              $10.29               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(856)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $10.71               N/A
    End of period                                                          $15.43              $11.55               N/A
  Accumulation units outstanding
  at the end of period                                                       159                 -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.43              $11.70             $11.13
    End of period                                                          $13.95              $12.43             $11.70
  Accumulation units outstanding
  at the end of period                                                      1,670              1,663               1,398

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.16              $16.50             $15.77
    End of period                                                          $18.68              $18.16             $16.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.52               $9.09
    End of period                                                            N/A               $8.64               $9.52
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.56              $16.34             $15.40
    End of period                                                          $18.23              $16.56             $16.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.70              $18.61             $16.65
    End of period                                                          $22.01              $18.70             $18.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $9.91               $9.20
    End of period                                                          $11.61              $10.69              $9.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.61              $19.81             $17.63
    End of period                                                          $22.64              $20.61             $19.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1112)

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,295               N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.98               N/A
    End of period                                                          $12.55              $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                       344                 -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $11.13               N/A
    End of period                                                          $12.75              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                       530                 -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1162)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.79              $12.71             $11.39
    End of period                                                          $16.57              $13.79             $12.71
  Accumulation units outstanding
  at the end of period                                                      1,837              2,091               1,733

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $10.04              $8.82
    End of period                                                          $15.09              $11.67             $10.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1068)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       662                N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.64              $16.54             $14.36
    End of period                                                          $19.81              $17.64             $16.54
  Accumulation units outstanding
  at the end of period                                                      1,966              1,973               1,663

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.40              $14.04             $12.64
    End of period                                                          $16.48              $14.40             $14.04
  Accumulation units outstanding
  at the end of period                                                      1,439              1,420               1,141

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $11.62             $10.07
    End of period                                                          $12.16              $11.05             $11.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.92             $10.61
    End of period                                                          $11.07              $10.90             $10.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.37              $4.42               $4.03
    End of period                                                           $5.83              $4.37               $4.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.10              $10.56              $9.76
    End of period                                                          $11.23              $10.10             $10.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.61              $9.31               $9.04
    End of period                                                          $10.93              $8.61               $9.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(1013)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $11.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.22              $8.04               $7.44
    End of period                                                           $9.41              $8.22               $8.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.22              $11.75             $10.55
    End of period                                                          $14.22              $12.22             $11.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.34              $11.43              $9.44
    End of period                                                          $16.95              $12.34             $11.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.02              $10.45             $10.74
    End of period                                                          $11.48              $11.02             $10.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.83              $13.36             $11.78
    End of period                                                          $18.26              $14.83             $13.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $10.89              $9.98
    End of period                                                          $13.76              $11.81             $10.89
  Accumulation units outstanding
  at the end of period                                                      1,563                -                   -

JNL/MCM JNL Optimized 5 Division(1112)

  Accumulation unit value:
    Beginning of period                                                     $8.97               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,018               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(789)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $9.87                N/A
    End of period                                                          $10.77              $10.50               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.62              $16.87             $14.20
    End of period                                                          $26.78              $22.62             $16.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.00              $9.66               $8.28
    End of period                                                          $13.33              $13.00              $9.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 24 Division(1076)

  Accumulation unit value:
    Beginning of period                                                     $9.60               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.87              $12.63             $11.40
    End of period                                                          $14.91              $13.87             $12.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $10.32              $9.61
    End of period                                                          $11.91              $10.56             $10.32
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.07              $17.87             $15.61
    End of period                                                          $20.47              $19.07             $17.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.23              $12.95             $11.46
    End of period                                                          $15.23              $13.23             $12.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.57              $5.55               $5.21
    End of period                                                           $5.98              $5.57               $5.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(698)

  Accumulation unit value:
    Beginning of period                                                    $15.53              $11.41             $10.46
    End of period                                                          $15.01              $15.53             $11.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $11.06             $10.78
    End of period                                                          $13.09              $11.90             $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $11.09              $9.85
    End of period                                                          $14.17              $12.36             $11.09
  Accumulation units outstanding
  at the end of period                                                       600                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.58              $8.02               $7.99
    End of period                                                           $8.83              $8.58               $8.02
  Accumulation units outstanding
  at the end of period                                                       893                 -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.43              $13.40             $12.97
    End of period                                                          $13.63              $13.43             $13.40
  Accumulation units outstanding
  at the end of period                                                      8,520              7,170               3,375

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.50              $15.50             $14.64
    End of period                                                          $16.79              $15.50             $15.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.29              $19.04             $17.31
    End of period                                                          $22.63              $20.29             $19.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.09              $7.37               $6.57
    End of period                                                           $8.39              $8.09               $7.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.22              $18.69             $17.52
    End of period                                                          $21.30              $19.22             $18.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.41              $21.71             $20.21
    End of period                                                          $24.96              $22.41             $21.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.26              $24.62             $23.58
    End of period                                                          $25.90              $25.26             $24.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $11.54             $11.62
    End of period                                                          $11.90              $11.61             $11.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.20              $16.22             $14.81
    End of period                                                          $20.38              $17.20             $16.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.28              $24.32             $22.68
    End of period                                                          $28.18              $25.28             $24.32
  Accumulation units outstanding
  at the end of period                                                       199                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $35.30              $31.57             $28.25
    End of period                                                          $36.95              $35.30             $31.57
  Accumulation units outstanding
  at the end of period                                                       150                 -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.37              $12.85             $11.55
    End of period                                                          $15.73              $13.37             $12.85
  Accumulation units outstanding
  at the end of period                                                       357                 -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $12.55             $12.21
    End of period                                                          $13.55              $12.51             $12.55
  Accumulation units outstanding
  at the end of period                                                       529                 -                   -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.67              $17.57             $16.53
    End of period                                                          $18.13              $17.67             $17.57
  Accumulation units outstanding
  at the end of period                                                      1,892              1,475                482

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.74              $14.69             $14.20
    End of period                                                          $14.92              $14.74             $14.69
  Accumulation units outstanding
  at the end of period                                                      3,062              2,716                829


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.045%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(1131)

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Real Estate Division(904)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $11.13               N/A
    End of period                                                          $15.42              $11.54               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1095)

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.69               N/A
    End of period                                                          $12.55              $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.76               N/A
    End of period                                                          $12.74              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1083)

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division(1068)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.90             $10.60
    End of period                                                          $11.05              $10.88             $10.90
  Accumulation units outstanding
  at the end of period                                                      1,485              1,335                 -

JNL/MCM Communications Sector Division(795)

  Accumulation unit value:
    Beginning of period                                                     $4.36              $4.12                N/A
    End of period                                                           $5.81              $4.36                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division(752)

  Accumulation unit value:
    Beginning of period                                                    $10.07              $10.06               N/A
    End of period                                                          $11.20              $10.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.59              $9.30               $9.02
    End of period                                                          $10.91              $8.59               $9.30
  Accumulation units outstanding
  at the end of period                                                      1,553              1,762                 -

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(900)

  Accumulation unit value:
    Beginning of period                                                    $12.20              $11.31               N/A
    End of period                                                          $14.19              $12.20               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.31              $11.40              $9.42
    End of period                                                          $16.90              $12.31             $11.40
  Accumulation units outstanding
  at the end of period                                                      1,065              1,254                 -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $10.89              $9.87
    End of period                                                          $13.75              $11.81             $10.89
  Accumulation units outstanding
  at the end of period                                                      2,663              2,665                 -

JNL/MCM JNL Optimized 5 Division(1073)

  Accumulation unit value:
    Beginning of period                                                     $9.42               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $9.64               $8.26
    End of period                                                          $13.30              $12.97              $9.64
  Accumulation units outstanding
  at the end of period                                                      1,323              1,174                 -

JNL/MCM S&P 24 Division(1134)

  Accumulation unit value:
    Beginning of period                                                     $9.60               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division(765)

  Accumulation unit value:
    Beginning of period                                                     $5.56              $5.22                N/A
    End of period                                                           $5.96              $5.56                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Value Line 25 Division(709)

  Accumulation unit value:
    Beginning of period                                                    $15.52              $11.41             $10.59
    End of period                                                          $15.00              $15.52             $11.41
  Accumulation units outstanding
  at the end of period                                                      1,158              1,050                 -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(1127)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division(820)

  Accumulation unit value:
    Beginning of period                                                    $21.78              $19.40               N/A
    End of period                                                          $24.18              $21.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.05%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(606)

  Accumulation unit value:
    Beginning of period                                                    $15.42              $14.79             $13.89
    End of period                                                          $18.19              $15.42             $14.79
  Accumulation units outstanding
  at the end of period                                                      2,185              2,265               2,258

Fifth Third Mid Cap VIP Division(606)

  Accumulation unit value:
    Beginning of period                                                    $15.95              $14.80             $14.02
    End of period                                                          $17.20              $15.95             $14.80
  Accumulation units outstanding
  at the end of period                                                       948                937                 952

Fifth Third Quality Growth VIP Division(606)

  Accumulation unit value:
    Beginning of period                                                     $7.30              $7.02               $6.93
    End of period                                                           $7.49              $7.30               $7.02
  Accumulation units outstanding
  at the end of period                                                      5,014              4,807               4,794

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.96             $10.38
    End of period                                                          $12.16              $11.51             $10.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(942)

  Accumulation unit value:
    Beginning of period                                                    $10.27              $10.27               N/A
    End of period                                                          $10.86              $10.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.26               N/A
    End of period                                                          $15.42              $11.54               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.41              $11.69             $11.12
    End of period                                                          $13.92              $12.41             $11.69
  Accumulation units outstanding
  at the end of period                                                       656                662                 668

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.09              $16.44             $15.71
    End of period                                                          $18.60              $18.09             $16.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.50               $9.06
    End of period                                                            N/A               $8.62               $9.50
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.50              $16.29             $15.35
    End of period                                                          $18.16              $16.50             $16.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.63              $18.55             $16.60
    End of period                                                          $21.92              $18.63             $18.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $9.89               $9.19
    End of period                                                          $11.58              $10.67              $9.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.53              $19.73             $17.56
    End of period                                                          $22.53              $20.53             $19.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.43               N/A
    End of period                                                          $12.55              $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.15               N/A
    End of period                                                          $12.74              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $12.66             $11.35
    End of period                                                          $16.49              $13.73             $12.66
  Accumulation units outstanding
  at the end of period                                                       780                814                 826

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $10.01              $8.80
    End of period                                                          $15.04              $11.63             $10.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.58              $16.49             $14.32
    End of period                                                          $19.73              $17.58             $16.49
  Accumulation units outstanding
  at the end of period                                                       844                852                 860

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.35              $14.00             $12.61
    End of period                                                          $16.42              $14.35             $14.00
  Accumulation units outstanding
  at the end of period                                                       695                722                 725

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.02              $11.59             $10.05
    End of period                                                          $12.12              $11.02             $11.59
  Accumulation units outstanding
  at the end of period                                                       328                351                 343






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.90             $10.60
    End of period                                                          $11.05              $10.88             $10.90
  Accumulation units outstanding
  at the end of period                                                      8,081              8,402               3,795

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.36              $4.41               $4.02
    End of period                                                           $5.81              $4.36               $4.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.07              $10.53              $9.74
    End of period                                                          $11.19              $10.07             $10.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.59              $9.29               $9.02
    End of period                                                          $10.90              $8.59               $9.29
  Accumulation units outstanding
  at the end of period                                                      7,396              7,464                342

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                          $11.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.19              $8.02               $7.42
    End of period                                                           $9.37              $8.19               $8.02
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.20              $11.73             $10.53
    End of period                                                          $14.18              $12.20             $11.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.32              $11.41              $9.43
    End of period                                                          $16.91              $12.32             $11.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $10.43             $10.72
    End of period                                                          $11.45              $10.99             $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.84              $13.37             $11.79
    End of period                                                          $18.26              $14.84             $13.37
  Accumulation units outstanding
  at the end of period                                                      1,137              1,224               1,312

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $10.89              $9.76
    End of period                                                          $13.75              $11.81             $10.89
  Accumulation units outstanding
  at the end of period                                                       926                969                1,016

JNL/MCM JNL Optimized 5 Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.82             $10.12
    End of period                                                          $10.77              $10.49             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.56              $16.83             $14.17
    End of period                                                          $26.70              $22.56             $16.83
  Accumulation units outstanding
  at the end of period                                                      1,118              1,170               1,227

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $9.64               $8.26
    End of period                                                          $13.30              $12.97              $9.64
  Accumulation units outstanding
  at the end of period                                                       237                239                 334

JNL/MCM S&P 24 Division(1090)

  Accumulation unit value:
    Beginning of period                                                     $9.30               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.84              $12.62             $11.39
    End of period                                                          $14.88              $13.84             $12.62
  Accumulation units outstanding
  at the end of period                                                      1,935              2,028               2,169

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.31              $9.60
    End of period                                                          $11.89              $10.55             $10.31
  Accumulation units outstanding
  at the end of period                                                      5,160              5,462               5,738






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.05              $17.85             $15.60
    End of period                                                          $20.43              $19.05             $17.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.21              $12.93             $11.44
    End of period                                                          $15.20              $13.21             $12.93
  Accumulation units outstanding
  at the end of period                                                      1,166              1,242               1,307

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.56              $5.54               $5.20
    End of period                                                           $5.96              $5.56               $5.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(685)

  Accumulation unit value:
    Beginning of period                                                    $15.52              $11.41              $9.62
    End of period                                                          $15.00              $15.52             $11.41
  Accumulation units outstanding
  at the end of period                                                      5,072              5,073                 -

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $11.06              $9.77
    End of period                                                          $13.08              $11.90             $11.06
  Accumulation units outstanding
  at the end of period                                                       925                968                1,015

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.34              $11.07              $9.84
    End of period                                                          $14.14              $12.34             $11.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.57              $8.01               $7.98
    End of period                                                           $8.81              $8.57               $8.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.39              $13.36             $12.94
    End of period                                                          $13.58              $13.39             $13.36
  Accumulation units outstanding
  at the end of period                                                      2,513              2,464               2,435

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.44              $15.44             $14.59
    End of period                                                          $16.71              $15.44             $15.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.21              $18.97             $17.25
    End of period                                                          $22.52              $20.21             $18.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.08              $7.35               $6.56
    End of period                                                           $8.37              $8.08               $7.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.14              $18.62             $17.45
    End of period                                                          $21.20              $19.14             $18.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.32              $21.63             $20.14
    End of period                                                          $24.85              $22.32             $21.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(644)

  Accumulation unit value:
    Beginning of period                                                    $21.77              $21.80             $18.49
    End of period                                                          $24.16              $21.77             $21.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.15              $24.53             $23.50
    End of period                                                          $25.78              $25.15             $24.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $11.49             $11.57
    End of period                                                          $11.84              $11.56             $11.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.17              $16.21             $14.80
    End of period                                                          $20.35              $17.17             $16.21
  Accumulation units outstanding
  at the end of period                                                       312                358                 394

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.18              $24.22             $22.60
    End of period                                                          $28.05              $25.18             $24.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $35.15              $31.44             $28.15
    End of period                                                          $36.78              $35.15             $31.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $12.82             $11.53
    End of period                                                          $15.68              $13.34             $12.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $12.51             $12.18
    End of period                                                          $13.50              $12.47             $12.51
  Accumulation units outstanding
  at the end of period                                                       177                188                 189

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.59              $17.50             $16.47
    End of period                                                          $18.04              $17.59             $17.50
  Accumulation units outstanding
  at the end of period                                                       764                767                 769

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.68              $14.64             $14.15
    End of period                                                          $14.85              $14.68             $14.64
  Accumulation units outstanding
  at the end of period                                                      1,564              1,565               1,570





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.06%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(598)

  Accumulation unit value:
    Beginning of period                                                    $15.41              $14.78             $13.63
    End of period                                                          $18.18              $15.41             $14.78
  Accumulation units outstanding
  at the end of period                                                      4,479              5,569               5,665

Fifth Third Mid Cap VIP Division(598)

  Accumulation unit value:
    Beginning of period                                                    $15.94              $14.80             $13.83
    End of period                                                          $17.19              $15.94             $14.80
  Accumulation units outstanding
  at the end of period                                                      1,896              2,387               2,408

Fifth Third Quality Growth VIP Division(598)

  Accumulation unit value:
    Beginning of period                                                     $7.29              $7.02               $6.84
    End of period                                                           $7.48              $7.29               $7.02
  Accumulation units outstanding
  at the end of period                                                      9,651              12,000             12,197

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.95             $10.38
    End of period                                                          $12.16              $11.51             $10.95
  Accumulation units outstanding
  at the end of period                                                       41                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(983)

  Accumulation unit value:
    Beginning of period                                                    $10.34              $10.34               N/A
    End of period                                                          $10.93              $10.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(826)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.20               N/A
    End of period                                                          $15.42              $11.54               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.41              $11.68             $11.12
    End of period                                                          $13.92              $12.41             $11.68
  Accumulation units outstanding
  at the end of period                                                      1,633              1,916               1,949

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.07              $16.42             $15.70
    End of period                                                          $18.58              $18.07             $16.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.49               $9.06
    End of period                                                            N/A               $8.61               $9.49
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.48              $16.27             $15.34
    End of period                                                          $18.14              $16.48             $16.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.61              $18.53             $16.59
    End of period                                                          $21.89              $18.61             $18.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $9.89               $9.19
    End of period                                                          $11.57              $10.66              $9.89
  Accumulation units outstanding
  at the end of period                                                      2,152              2,154               2,156

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.50              $19.71             $17.55
    End of period                                                          $22.51              $20.50             $19.71
  Accumulation units outstanding
  at the end of period                                                       807                790                 777

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1067)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.61               N/A
    End of period                                                          $12.55              $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                       968                142                 N/A

JNL/Goldman Sachs Mid Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.15               N/A
    End of period                                                          $12.74              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.72              $12.65             $11.34
    End of period                                                          $16.47              $13.72             $12.65
  Accumulation units outstanding
  at the end of period                                                      1,862              2,251               2,275

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.62              $10.00              $8.79
    End of period                                                          $15.02              $11.62             $10.00
  Accumulation units outstanding
  at the end of period                                                      1,378              1,323                173

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.57              $16.48             $14.31
    End of period                                                          $19.72              $17.57             $16.48
  Accumulation units outstanding
  at the end of period                                                      1,735              2,183               2,204

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.34              $13.99             $12.60
    End of period                                                          $16.41              $14.34             $13.99
  Accumulation units outstanding
  at the end of period                                                      1,348              1,579               1,606

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $11.58             $10.05
    End of period                                                          $12.11              $11.01             $11.58
  Accumulation units outstanding
  at the end of period                                                      8,446              8,311               8,185






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.90             $10.60
    End of period                                                          $11.04              $10.87             $10.90
  Accumulation units outstanding
  at the end of period                                                      4,945              5,242               7,158

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.36              $4.40               $4.02
    End of period                                                           $5.81              $4.36               $4.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.07              $10.53              $9.74
    End of period                                                          $11.19              $10.07             $10.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.58              $9.29               $9.02
    End of period                                                          $10.89              $8.58               $9.29
  Accumulation units outstanding
  at the end of period                                                     10,679              9,474               9,340

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                                                    $10.06               N/A                 N/A
    End of period                                                          $11.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,811               N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.19              $8.02               $7.43
    End of period                                                           $9.38              $8.19               $8.02
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.19              $11.73             $10.53
    End of period                                                          $14.17              $12.19             $11.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.30              $11.40              $9.41
    End of period                                                          $16.88              $12.30             $11.40
  Accumulation units outstanding
  at the end of period                                                     10,124              9,489               8,737

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $10.42             $10.72
    End of period                                                          $11.44              $10.99             $10.42
  Accumulation units outstanding
  at the end of period                                                       621                 -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.80              $13.34             $11.77
    End of period                                                          $18.21              $14.80             $13.34
  Accumulation units outstanding
  at the end of period                                                     10,196              13,835             12,963

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $10.89              $9.92
    End of period                                                          $13.74              $11.81             $10.89
  Accumulation units outstanding
  at the end of period                                                     120,054             37,869              3,784

JNL/MCM JNL Optimized 5 Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(695)

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.82             $10.21
    End of period                                                          $10.76              $10.49             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.55              $16.82             $14.17
    End of period                                                          $26.68              $22.55             $16.82
  Accumulation units outstanding
  at the end of period                                                       978                980                 23

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.96              $9.64               $8.26
    End of period                                                          $13.29              $12.96              $9.64
  Accumulation units outstanding
  at the end of period                                                     11,374              11,166              9,958

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                                                     $9.58               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.84              $12.61             $11.39
    End of period                                                          $14.87              $13.84             $12.61
  Accumulation units outstanding
  at the end of period                                                     14,974              18,912             17,597

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.31              $9.60
    End of period                                                          $11.88              $10.54             $10.31
  Accumulation units outstanding
  at the end of period                                                     24,638              34,481             32,170






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.01              $17.82             $15.57
    End of period                                                          $20.39              $19.01             $17.82
  Accumulation units outstanding
  at the end of period                                                      5,574              5,371               5,367

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.20              $12.93             $11.44
    End of period                                                          $15.19              $13.20             $12.93
  Accumulation units outstanding
  at the end of period                                                     11,879              16,087             15,625

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.56              $5.54               $5.20
    End of period                                                           $5.95              $5.56               $5.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(677)

  Accumulation unit value:
    Beginning of period                                                    $15.52              $11.41             $10.02
    End of period                                                          $14.99              $15.52             $11.41
  Accumulation units outstanding
  at the end of period                                                      9,981               115                  -

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $11.06              $9.95
    End of period                                                          $13.07              $11.90             $11.06
  Accumulation units outstanding
  at the end of period                                                      1,429                90                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.33              $11.07              $9.84
    End of period                                                          $14.13              $12.33             $11.07
  Accumulation units outstanding
  at the end of period                                                       214                151                 118






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.56              $8.01               $7.98
    End of period                                                           $8.80              $8.56               $8.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.38              $13.35             $12.93
    End of period                                                          $13.57              $13.38             $13.35
  Accumulation units outstanding
  at the end of period                                                     18,649              17,336             15,752

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.42              $15.42             $14.57
    End of period                                                          $16.70              $15.42             $15.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.19              $18.95             $17.24
    End of period                                                          $22.50              $20.19             $18.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.07              $7.35               $6.56
    End of period                                                           $8.36              $8.07               $7.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.12              $18.61             $17.44
    End of period                                                          $21.17              $19.12             $18.61
  Accumulation units outstanding
  at the end of period                                                       24                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.29              $21.61             $20.12
    End of period                                                          $24.82              $22.29             $21.61
  Accumulation units outstanding
  at the end of period                                                      5,625              5,617               5,609

JNL/Select Global Growth Division(657)

  Accumulation unit value:
    Beginning of period                                                    $21.74              $21.78             $19.05
    End of period                                                          $24.14              $21.74             $21.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.13              $24.50             $23.48
    End of period                                                          $25.75              $25.13             $24.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $11.48             $11.56
    End of period                                                          $11.83              $11.55             $11.48
  Accumulation units outstanding
  at the end of period                                                     10,181                -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.17              $16.20             $14.80
    End of period                                                          $20.34              $17.17             $16.20
  Accumulation units outstanding
  at the end of period                                                       108                100                 95

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.15              $24.20             $22.57
    End of period                                                          $28.01              $25.15             $24.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $35.11              $31.41             $28.12
    End of period                                                          $36.74              $35.11             $31.41
  Accumulation units outstanding
  at the end of period                                                       859                 31                  -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.33              $12.82             $11.52
    End of period                                                          $15.67              $13.33             $12.82
  Accumulation units outstanding
  at the end of period                                                       798                118                  -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.46              $12.51             $12.17
    End of period                                                          $13.49              $12.46             $12.51
  Accumulation units outstanding
  at the end of period                                                      2,833                -                   -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.57              $17.48             $16.46
    End of period                                                          $18.02              $17.57             $17.48
  Accumulation units outstanding
  at the end of period                                                      3,703              2,848               2,403

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.66              $14.62             $14.14
    End of period                                                          $14.83              $14.66             $14.62
  Accumulation units outstanding
  at the end of period                                                     13,108              13,342              4,589





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.10%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(733)

  Accumulation unit value:
    Beginning of period                                                    $15.39              $14.77             $14.63
    End of period                                                          $18.15              $15.39             $14.77
  Accumulation units outstanding
  at the end of period                                                      1,055              1,077               1,567

Fifth Third Mid Cap VIP Division(733)

  Accumulation unit value:
    Beginning of period                                                    $15.92              $14.78             $14.57
    End of period                                                          $17.16              $15.92             $14.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                  412

Fifth Third Quality Growth VIP Division(733)

  Accumulation unit value:
    Beginning of period                                                     $7.28              $7.01               $6.93
    End of period                                                           $7.47              $7.28               $7.01
  Accumulation units outstanding
  at the end of period                                                       639                670                2,021

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.94             $10.37
    End of period                                                          $12.13              $11.49             $10.94
  Accumulation units outstanding
  at the end of period                                                       400                420                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.51               N/A
    End of period                                                          $15.41              $11.54               N/A
  Accumulation units outstanding
  at the end of period                                                       221                 -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $11.67             $11.11
    End of period                                                          $13.89              $12.39             $11.67
  Accumulation units outstanding
  at the end of period                                                       186                195                 260

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.99              $16.36             $15.64
    End of period                                                          $18.49              $17.99             $16.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.47               $9.04
    End of period                                                            N/A               $8.59               $9.47
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                  634

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.42              $16.22             $15.29
    End of period                                                          $18.06              $16.42             $16.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.54              $18.47             $16.54
    End of period                                                          $21.81              $18.54             $18.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.64              $9.87               $9.17
    End of period                                                          $11.54              $10.64              $9.87
  Accumulation units outstanding
  at the end of period                                                      1,934              2,353               2,721

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.42              $19.64             $17.48
    End of period                                                          $22.40              $20.42             $19.64
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1070)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.55               N/A
    End of period                                                          $12.54              $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.53               N/A
    End of period                                                          $12.73              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.66              $12.60             $11.30
    End of period                                                          $16.40              $13.66             $12.60
  Accumulation units outstanding
  at the end of period                                                       168                177                 320

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $9.98               $8.77
    End of period                                                          $14.97              $11.58              $9.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1071)

  Accumulation unit value:
    Beginning of period                                                     $9.48               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.51              $16.44             $14.28
    End of period                                                          $19.65              $17.51             $16.44
  Accumulation units outstanding
  at the end of period                                                       197                206                 370

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.29              $13.94             $12.56
    End of period                                                          $16.35              $14.29             $13.94
  Accumulation units outstanding
  at the end of period                                                       155                162                 218

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $11.56             $10.03
    End of period                                                          $12.07              $10.99             $11.56
  Accumulation units outstanding
  at the end of period                                                     12,370              11,527              1,801






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.89             $10.59
    End of period                                                          $11.02              $10.86             $10.89
  Accumulation units outstanding
  at the end of period                                                      5,637              5,584               3,491

JNL/MCM Communications Sector Division(603)

  Accumulation unit value:
    Beginning of period                                                     $4.34              $4.39               $3.92
    End of period                                                           $5.79              $4.34               $4.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(697)

  Accumulation unit value:
    Beginning of period                                                    $10.04              $10.51              $9.78
    End of period                                                          $11.15              $10.04             $10.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.56              $9.27               $9.00
    End of period                                                          $10.86              $8.56               $9.27
  Accumulation units outstanding
  at the end of period                                                     14,525              15,041              2,239

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,817               N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.17              $8.00               $7.41
    End of period                                                           $9.35              $8.17               $8.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                                                    $12.16              $11.70             $10.38
    End of period                                                          $14.13              $12.16             $11.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.27              $11.37              $9.39
    End of period                                                          $16.83              $12.27             $11.37
  Accumulation units outstanding
  at the end of period                                                      9,734              10,586              1,836

JNL/MCM Healthcare Sector Division(589)

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.40             $10.48
    End of period                                                          $11.40              $10.96             $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.79              $13.33             $11.77
    End of period                                                          $18.19              $14.79             $13.33
  Accumulation units outstanding
  at the end of period                                                      3,371              3,744               2,961

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $10.89              $9.77
    End of period                                                          $13.73              $11.80             $10.89
  Accumulation units outstanding
  at the end of period                                                     38,900              48,202              1,981

JNL/MCM JNL Optimized 5 Division(1084)

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(715)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $10.82             $10.46
    End of period                                                          $10.75              $10.48             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(656)

  Accumulation unit value:
    Beginning of period                                                    $22.49              $16.79             $15.14
    End of period                                                          $26.60              $22.49             $16.79
  Accumulation units outstanding
  at the end of period                                                       508                562                  -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $9.62               $8.24
    End of period                                                          $13.25              $12.92              $9.62
  Accumulation units outstanding
  at the end of period                                                     11,793              11,154              2,114

JNL/MCM S&P 24 Division(1097)

  Accumulation unit value:
    Beginning of period                                                     $9.45               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.79              $12.58             $11.36
    End of period                                                          $14.82              $13.79             $12.58
  Accumulation units outstanding
  at the end of period                                                      3,214              3,299               3,463

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.30              $9.59
    End of period                                                          $11.86              $10.52             $10.30
  Accumulation units outstanding
  at the end of period                                                      6,577              6,737               6,941






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.96              $17.78             $15.54
    End of period                                                          $20.33              $18.96             $17.78
  Accumulation units outstanding
  at the end of period                                                      7,167              6,755               1,208

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.17              $12.90             $11.42
    End of period                                                          $15.15              $13.17             $12.90
  Accumulation units outstanding
  at the end of period                                                      2,601              2,679               2,713

JNL/MCM Technology Sector Division(589)

  Accumulation unit value:
    Beginning of period                                                     $5.54              $5.52               $5.35
    End of period                                                           $5.93              $5.54               $5.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(704)

  Accumulation unit value:
    Beginning of period                                                    $15.51              $11.41             $10.70
    End of period                                                          $14.98              $15.51             $11.41
  Accumulation units outstanding
  at the end of period                                                      2,250               154                  -

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $11.06              $9.80
    End of period                                                          $13.06              $11.89             $11.06
  Accumulation units outstanding
  at the end of period                                                       526                563                 602

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.30              $11.05              $9.82
    End of period                                                          $14.09              $12.30             $11.05
  Accumulation units outstanding
  at the end of period                                                       199                209                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.55              $7.99               $7.97
    End of period                                                           $8.78              $8.55               $7.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $13.32             $12.91
    End of period                                                          $13.52              $13.34             $13.32
  Accumulation units outstanding
  at the end of period                                                      4,126              4,123               2,783

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.44              $15.44             $14.60
    End of period                                                          $16.71              $15.44             $15.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(731)

  Accumulation unit value:
    Beginning of period                                                    $20.10              $18.88             $18.80
    End of period                                                          $22.39              $20.10             $18.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.07              $7.35               $6.56
    End of period                                                           $8.36              $8.07               $7.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.04              $18.54             $17.38
    End of period                                                          $21.08              $19.04             $18.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.20              $21.53             $20.05
    End of period                                                          $24.70              $22.20             $21.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(710)

  Accumulation unit value:
    Beginning of period                                                    $21.65              $21.70             $21.08
    End of period                                                          $24.03              $21.65             $21.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.02              $24.41             $23.39
    End of period                                                          $25.63              $25.02             $24.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.52              $11.46             $11.54
    End of period                                                          $11.79              $11.52             $11.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.14              $16.19             $14.79
    End of period                                                          $20.30              $17.14             $16.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.04              $24.11             $22.49
    End of period                                                          $27.88              $25.04             $24.11
  Accumulation units outstanding
  at the end of period                                                       245                246                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $34.96              $31.29             $28.02
    End of period                                                          $36.57              $34.96             $31.29
  Accumulation units outstanding
  at the end of period                                                       180                185                  -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.30              $12.79             $11.50
    End of period                                                          $15.63              $13.30             $12.79
  Accumulation units outstanding
  at the end of period                                                      1,679              2,016               2,132

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $12.47             $12.14
    End of period                                                          $13.44              $12.42             $12.47
  Accumulation units outstanding
  at the end of period                                                       750                722                 722

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.50              $17.42             $16.40
    End of period                                                          $17.94              $17.50             $17.42
  Accumulation units outstanding
  at the end of period                                                      3,458              1,787               1,092

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.60              $14.57             $14.08
    End of period                                                          $14.76              $14.60             $14.57
  Accumulation units outstanding
  at the end of period                                                      2,419              2,556               1,881





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.11%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(598)

  Accumulation unit value:
    Beginning of period                                                    $15.39              $14.76             $13.62
    End of period                                                          $18.14              $15.39             $14.76
  Accumulation units outstanding
  at the end of period                                                      1,826              1,755               1,255

Fifth Third Mid Cap VIP Division(598)

  Accumulation unit value:
    Beginning of period                                                    $15.92              $14.78             $13.81
    End of period                                                          $17.15              $15.92             $14.78
  Accumulation units outstanding
  at the end of period                                                       921                789                 543

Fifth Third Quality Growth VIP Division(587)

  Accumulation unit value:
    Beginning of period                                                     $7.27              $7.00               $6.87
    End of period                                                           $7.46              $7.27               $7.00
  Accumulation units outstanding
  at the end of period                                                      2,853              2,778               2,730

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.48              $10.94             $10.37
    End of period                                                          $12.13              $11.48             $10.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.74               N/A
    End of period                                                          $15.41              $11.54               N/A
  Accumulation units outstanding
  at the end of period                                                      1,905                -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.38              $11.66             $11.10
    End of period                                                          $13.88              $12.38             $11.66
  Accumulation units outstanding
  at the end of period                                                       749                638                 431

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.98              $16.35             $15.63
    End of period                                                          $18.47              $17.98             $16.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.46               $9.03
    End of period                                                            N/A               $8.58               $9.46
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.40              $16.21             $15.28
    End of period                                                          $18.05              $16.40             $16.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.52              $18.45             $16.53
    End of period                                                          $21.78              $18.52             $18.45
  Accumulation units outstanding
  at the end of period                                                       698                 -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $9.86               $9.17
    End of period                                                          $11.53              $10.63              $9.86
  Accumulation units outstanding
  at the end of period                                                      4,011                -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.39              $19.62             $17.47
    End of period                                                          $22.38              $20.39             $19.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1093)

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.58               N/A
    End of period                                                          $12.54              $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.74               N/A
    End of period                                                          $12.73              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                      2,846                -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.65              $12.59             $11.29
    End of period                                                          $16.38              $13.65             $12.59
  Accumulation units outstanding
  at the end of period                                                      1,247               779                 489

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $9.97               $8.77
    End of period                                                          $14.96              $11.57              $9.97
  Accumulation units outstanding
  at the end of period                                                      2,251                -                   -

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.50              $16.43             $14.27
    End of period                                                          $19.63              $17.50             $16.43
  Accumulation units outstanding
  at the end of period                                                      1,033               905                 499

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.29              $13.94             $12.56
    End of period                                                          $16.34              $14.29             $13.94
  Accumulation units outstanding
  at the end of period                                                       866                766                 363

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.98              $11.55             $10.02
    End of period                                                          $12.07              $10.98             $11.55
  Accumulation units outstanding
  at the end of period                                                      1,311                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.88             $10.59
    End of period                                                          $11.01              $10.85             $10.88
  Accumulation units outstanding
  at the end of period                                                      7,675              4,998                240

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.34              $4.39               $4.01
    End of period                                                           $5.79              $4.34               $4.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.03              $10.50              $9.72
    End of period                                                          $11.15              $10.03             $10.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.55              $9.26               $8.99
    End of period                                                          $10.85              $8.55               $9.26
  Accumulation units outstanding
  at the end of period                                                      2,421               315                 316

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                                                    $10.06               N/A                 N/A
    End of period                                                          $11.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,803               N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.16              $8.00               $7.41
    End of period                                                           $9.34              $8.16               $8.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.15              $11.69             $10.50
    End of period                                                          $14.12              $12.15             $11.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.26              $11.36              $9.39
    End of period                                                          $16.82              $12.26             $11.36
  Accumulation units outstanding
  at the end of period                                                       915                 -                   -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.95              $10.39             $10.69
    End of period                                                          $11.40              $10.95             $10.39
  Accumulation units outstanding
  at the end of period                                                       428                524                 524

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.77              $13.32             $11.75
    End of period                                                          $18.17              $14.77             $13.32
  Accumulation units outstanding
  at the end of period                                                      1,342                88                  -

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $10.89              $9.68
    End of period                                                          $13.73              $11.80             $10.89
  Accumulation units outstanding
  at the end of period                                                     56,618              1,404                 -

JNL/MCM JNL Optimized 5 Division(1068)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       270                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(762)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $9.98                N/A
    End of period                                                          $10.75              $10.48               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.47              $16.78             $14.13
    End of period                                                          $26.58              $22.47             $16.78
  Accumulation units outstanding
  at the end of period                                                       283                 -                   -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $9.61               $8.24
    End of period                                                          $13.24              $12.92              $9.61
  Accumulation units outstanding
  at the end of period                                                       654                 64                 64

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.81              $12.59             $11.37
    End of period                                                          $14.83              $13.81             $12.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.29              $9.59
    End of period                                                          $11.85              $10.52             $10.29
  Accumulation units outstanding
  at the end of period                                                      3,850              3,156               1,116






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.95              $17.77             $15.53
    End of period                                                          $20.31              $18.95             $17.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.18              $12.91             $11.43
    End of period                                                          $15.16              $13.18             $12.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.54              $5.52               $5.18
    End of period                                                           $5.93              $5.54               $5.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(692)

  Accumulation unit value:
    Beginning of period                                                    $15.51              $11.41             $10.01
    End of period                                                          $14.98              $15.51             $11.41
  Accumulation units outstanding
  at the end of period                                                       550                 -                   -

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $11.06             $10.04
    End of period                                                          $13.06              $11.89             $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.30              $11.05              $9.83
    End of period                                                          $14.09              $12.30             $11.05
  Accumulation units outstanding
  at the end of period                                                      7,996              5,448               3,366






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.54              $7.99               $7.96
    End of period                                                           $8.78              $8.54               $7.99
  Accumulation units outstanding
  at the end of period                                                       320                392                 392

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.33              $13.31             $12.89
    End of period                                                          $13.51              $13.33             $13.31
  Accumulation units outstanding
  at the end of period                                                      9,114              5,859               1,249

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.34              $15.34             $14.51
    End of period                                                          $16.60              $15.34             $15.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.08              $18.86             $17.16
    End of period                                                          $22.37              $20.08             $18.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(597)

  Accumulation unit value:
    Beginning of period                                                     $8.05              $7.33               $6.61
    End of period                                                           $8.33              $8.05               $7.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.02              $18.52             $17.36
    End of period                                                          $21.05              $19.02             $18.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.17              $21.51             $20.03
    End of period                                                          $24.68              $22.17             $21.51
  Accumulation units outstanding
  at the end of period                                                       134                153                 153

JNL/Select Global Growth Division(631)

  Accumulation unit value:
    Beginning of period                                                    $21.63              $21.68             $18.69
    End of period                                                          $24.00              $21.63             $21.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.00              $24.39             $23.37
    End of period                                                          $25.60              $25.00             $24.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $11.43             $11.51
    End of period                                                          $11.76              $11.49             $11.43
  Accumulation units outstanding
  at the end of period                                                      9,846                -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.14              $16.18             $14.78
    End of period                                                          $20.29              $17.14             $16.18
  Accumulation units outstanding
  at the end of period                                                      1,865               189                  -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.02              $24.08             $22.47
    End of period                                                          $27.85              $25.02             $24.08
  Accumulation units outstanding
  at the end of period                                                      2,136               590                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $34.93              $31.26             $28.00
    End of period                                                          $36.52              $34.93             $31.26
  Accumulation units outstanding
  at the end of period                                                      2,368               673                 783

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.29              $12.79             $11.50
    End of period                                                          $15.62              $13.29             $12.79
  Accumulation units outstanding
  at the end of period                                                      1,295               582                 74

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.41              $12.46             $12.13
    End of period                                                          $13.43              $12.41             $12.46
  Accumulation units outstanding
  at the end of period                                                      1,375               756                 761

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.48              $17.40             $16.38
    End of period                                                          $17.92              $17.48             $17.40
  Accumulation units outstanding
  at the end of period                                                      5,577              1,278                272

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.59              $14.55             $14.07
    End of period                                                          $14.75              $14.59             $14.55
  Accumulation units outstanding
  at the end of period                                                      3,383              2,318                636





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.15%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(590)

  Accumulation unit value:
    Beginning of period                                                    $15.37              $14.75             $13.58
    End of period                                                          $18.11              $15.37             $14.75
  Accumulation units outstanding
  at the end of period                                                      7,444              8,024               8,375

Fifth Third Mid Cap VIP Division(590)

  Accumulation unit value:
    Beginning of period                                                    $15.90              $14.76             $14.10
    End of period                                                          $17.12              $15.90             $14.76
  Accumulation units outstanding
  at the end of period                                                      3,058              3,312               3,357

Fifth Third Quality Growth VIP Division(590)

  Accumulation unit value:
    Beginning of period                                                     $7.26              $6.99               $6.90
    End of period                                                           $7.44              $7.26               $6.99
  Accumulation units outstanding
  at the end of period                                                     15,849              16,804             17,518

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $10.92             $10.36
    End of period                                                          $12.10              $11.46             $10.92
  Accumulation units outstanding
  at the end of period                                                       135                137                 137






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(983)

  Accumulation unit value:
    Beginning of period                                                    $10.23              $10.23               N/A
    End of period                                                          $10.80              $10.23               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(823)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.13               N/A
    End of period                                                          $15.40              $11.53               N/A
  Accumulation units outstanding
  at the end of period                                                       70                  70                 N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $11.65             $11.09
    End of period                                                          $13.85              $12.36             $11.65
  Accumulation units outstanding
  at the end of period                                                      2,162              2,348               2,479

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.90              $16.29             $15.58
    End of period                                                          $18.39              $17.90             $16.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.43               $9.01
    End of period                                                            N/A               $8.56               $9.43
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.34              $16.15             $15.23
    End of period                                                          $17.97              $16.34             $16.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.46              $18.39             $16.48
    End of period                                                          $21.69              $18.46             $18.39
  Accumulation units outstanding
  at the end of period                                                       125                131                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $9.84               $9.15
    End of period                                                          $11.50              $10.61              $9.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.31              $19.54             $17.41
    End of period                                                          $22.27              $20.31             $19.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1089)

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.52               N/A
    End of period                                                          $12.53              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.32               N/A
    End of period                                                          $12.72              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1073)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.59              $12.54             $11.25
    End of period                                                          $16.30              $13.59             $12.54
  Accumulation units outstanding
  at the end of period                                                      2,917              3,208               3,239

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $9.94               $8.75
    End of period                                                          $14.91              $11.54              $9.94
  Accumulation units outstanding
  at the end of period                                                       120                120                 120

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.45              $16.38             $14.23
    End of period                                                          $19.56              $17.45             $16.38
  Accumulation units outstanding
  at the end of period                                                      2,532              2,746               2,969

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.24              $13.90             $12.53
    End of period                                                          $16.28              $14.24             $13.90
  Accumulation units outstanding
  at the end of period                                                      2,012              2,163               2,294

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.95              $11.53             $10.00
    End of period                                                          $12.03              $10.95             $11.53
  Accumulation units outstanding
  at the end of period                                                      3,410                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.87             $10.58
    End of period                                                          $10.99              $10.84             $10.87
  Accumulation units outstanding
  at the end of period                                                       474                475                 475

JNL/MCM Communications Sector Division(599)

  Accumulation unit value:
    Beginning of period                                                     $4.33              $4.38               $3.90
    End of period                                                           $5.77              $4.33               $4.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(599)

  Accumulation unit value:
    Beginning of period                                                    $10.01              $10.48              $9.72
    End of period                                                          $11.11              $10.01             $10.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.53              $9.24               $8.98
    End of period                                                          $10.82              $8.53               $9.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                                                     $8.14              $7.98               $7.38
    End of period                                                           $9.31              $8.14               $7.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(588)

  Accumulation unit value:
    Beginning of period                                                    $12.12              $11.67             $10.59
    End of period                                                          $14.08              $12.12             $11.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $11.34              $9.37
    End of period                                                          $16.77              $12.23             $11.34
  Accumulation units outstanding
  at the end of period                                                      2,932                -                   -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.37             $10.67
    End of period                                                          $11.36              $10.92             $10.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.75              $13.30             $11.74
    End of period                                                          $18.13              $14.75             $13.30
  Accumulation units outstanding
  at the end of period                                                       436                436                 437

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $10.89              $9.62
    End of period                                                          $13.72              $11.79             $10.89
  Accumulation units outstanding
  at the end of period                                                     90,900             102,624                -

JNL/MCM JNL Optimized 5 Division(1070)

  Accumulation unit value:
    Beginning of period                                                     $9.75               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(689)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $10.81              $9.94
    End of period                                                          $10.74              $10.48             $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.42              $16.74             $14.10
    End of period                                                          $26.50              $22.42             $16.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.88              $9.59               $8.22
    End of period                                                          $13.20              $12.88              $9.59
  Accumulation units outstanding
  at the end of period                                                      2,758                -                   -

JNL/MCM S&P 24 Division(1115)

  Accumulation unit value:
    Beginning of period                                                     $9.45               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.79              $12.58             $11.37
    End of period                                                          $14.80              $13.79             $12.58
  Accumulation units outstanding
  at the end of period                                                       443                443                 444

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.28              $9.58
    End of period                                                          $11.83              $10.50             $10.28
  Accumulation units outstanding
  at the end of period                                                       523                524                 524






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.90              $17.73             $15.50
    End of period                                                          $20.25              $18.90             $17.73
  Accumulation units outstanding
  at the end of period                                                      1,926                -                   -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.89             $11.42
    End of period                                                          $15.13              $13.15             $12.89
  Accumulation units outstanding
  at the end of period                                                       443                444                 444

JNL/MCM Technology Sector Division(582)

  Accumulation unit value:
    Beginning of period                                                     $5.52              $5.51               $5.11
    End of period                                                           $5.91              $5.52               $5.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(689)

  Accumulation unit value:
    Beginning of period                                                    $15.50              $11.41              $9.56
    End of period                                                          $14.96              $15.50             $11.41
  Accumulation units outstanding
  at the end of period                                                      6,548              1,531                 -

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $11.06             $10.10
    End of period                                                          $13.05              $11.88             $11.06
  Accumulation units outstanding
  at the end of period                                                     14,919              15,638                -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.28              $11.03              $9.81
    End of period                                                          $14.06              $12.28             $11.03
  Accumulation units outstanding
  at the end of period                                                       191                197                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.53              $7.98               $7.96
    End of period                                                           $8.76              $8.53               $7.98
  Accumulation units outstanding
  at the end of period                                                       303                282                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.29              $13.27             $12.86
    End of period                                                          $13.46              $13.29             $13.27
  Accumulation units outstanding
  at the end of period                                                     10,861              13,070              9,816

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.27              $15.27             $14.46
    End of period                                                          $16.52              $15.27             $14.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.00              $18.79             $17.10
    End of period                                                          $22.26              $20.00             $18.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.03              $7.32               $6.53
    End of period                                                           $8.31              $8.03               $7.32
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.94              $18.44             $17.30
    End of period                                                          $20.95              $18.94             $18.44
  Accumulation units outstanding
  at the end of period                                                       95                  95                 96

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.08              $21.42             $19.96
    End of period                                                          $24.56              $22.08             $21.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(599)

  Accumulation unit value:
    Beginning of period                                                    $21.54              $21.59             $19.45
    End of period                                                          $23.88              $21.54             $21.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.89              $24.29             $23.29
    End of period                                                          $25.48              $24.89             $24.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.44              $11.38             $11.47
    End of period                                                          $11.71              $11.44             $11.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.12              $16.17             $14.77
    End of period                                                          $20.26              $17.12             $16.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.91              $23.99             $22.39
    End of period                                                          $27.72              $24.91             $23.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $34.78              $31.14             $27.90
    End of period                                                          $36.35              $34.78             $31.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $12.76             $11.48
    End of period                                                          $15.58              $13.26             $12.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.37              $12.43             $12.10
    End of period                                                          $13.38              $12.37             $12.43
  Accumulation units outstanding
  at the end of period                                                       202                196                  -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.41              $17.33             $16.32
    End of period                                                          $17.84              $17.41             $17.33
  Accumulation units outstanding
  at the end of period                                                      2,758              4,346               1,719

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.52              $14.50             $14.02
    End of period                                                          $14.68              $14.52             $14.50
  Accumulation units outstanding
  at the end of period                                                      3,072              3,054               2,869





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.16%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division(627)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $11.92             $11.26
    End of period                                                          $12.69              $11.90             $11.92
  Accumulation units outstanding
  at the end of period                                                      1,286              1,286               1,286

Fifth Third Disciplined Value VIP Division(591)

  Accumulation unit value:
    Beginning of period                                                    $15.36              $14.75             $13.62
    End of period                                                          $18.10              $15.36             $14.75
  Accumulation units outstanding
  at the end of period                                                     15,389              16,547             14,752

Fifth Third Mid Cap VIP Division(591)

  Accumulation unit value:
    Beginning of period                                                    $15.89              $14.76             $14.06
    End of period                                                          $17.11              $15.89             $14.76
  Accumulation units outstanding
  at the end of period                                                      6,589              7,519               6,746

Fifth Third Quality Growth VIP Division(591)

  Accumulation unit value:
    Beginning of period                                                     $7.26              $6.99               $6.87
    End of period                                                           $7.44              $7.26               $6.99
  Accumulation units outstanding
  at the end of period                                                     29,878              33,642             30,453

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $10.92             $10.35
    End of period                                                          $12.10              $11.46             $10.92
  Accumulation units outstanding
  at the end of period                                                      1,291              1,353                947






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(943)

  Accumulation unit value:
    Beginning of period                                                    $10.23              $10.23               N/A
    End of period                                                          $10.80              $10.23               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.26               N/A
    End of period                                                          $15.39              $11.53               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $11.65             $11.09
    End of period                                                          $13.85              $12.36             $11.65
  Accumulation units outstanding
  at the end of period                                                      3,977              4,695               4,175

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.88              $16.27             $15.56
    End of period                                                          $18.37              $17.88             $16.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.43               $9.00
    End of period                                                            N/A               $8.55               $9.43
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.33              $16.14             $15.22
    End of period                                                          $17.95              $16.33             $16.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.44              $18.38             $16.47
    End of period                                                          $21.67              $18.44             $18.38
  Accumulation units outstanding
  at the end of period                                                       192                196                 196

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.60              $9.84               $9.15
    End of period                                                          $11.49              $10.60              $9.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.29              $19.53             $17.39
    End of period                                                          $22.25              $20.29             $19.53
  Accumulation units outstanding
  at the end of period                                                       103                274                 200

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1080)

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.55               N/A
    End of period                                                          $12.53              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.65               N/A
    End of period                                                          $12.72              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1077)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.57              $12.53             $11.24
    End of period                                                          $16.28              $13.57             $12.53
  Accumulation units outstanding
  at the end of period                                                      5,149              5,979               5,221

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $9.94               $8.74
    End of period                                                          $14.89              $11.53              $9.94
  Accumulation units outstanding
  at the end of period                                                       367                 -                   -

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       475                N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.43              $16.37             $14.22
    End of period                                                          $19.55              $17.43             $16.37
  Accumulation units outstanding
  at the end of period                                                      8,466              5,873               5,131

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.23              $13.89             $12.52
    End of period                                                          $16.27              $14.23             $13.89
  Accumulation units outstanding
  at the end of period                                                      3,664              4,251               3,787

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $11.52             $10.00
    End of period                                                          $12.02              $10.94             $11.52
  Accumulation units outstanding
  at the end of period                                                     14,813              13,778             10,071






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.87             $10.57
    End of period                                                          $10.99              $10.83             $10.87
  Accumulation units outstanding
  at the end of period                                                      3,272              6,972               5,891

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.33              $4.38               $4.00
    End of period                                                           $5.76              $4.33               $4.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.00              $10.47              $9.69
    End of period                                                          $11.10              $10.00             $10.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.53              $9.24               $8.97
    End of period                                                          $10.81              $8.53               $9.24
  Accumulation units outstanding
  at the end of period                                                     16,938              16,541             11,867

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.14              $7.98               $7.39
    End of period                                                           $9.30              $8.14               $7.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.11              $11.66             $10.48
    End of period                                                          $14.07              $12.11             $11.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.22              $11.33              $9.37
    End of period                                                          $16.76              $12.22             $11.33
  Accumulation units outstanding
  at the end of period                                                     15,312              14,095             10,450

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.36             $10.67
    End of period                                                          $11.35              $10.92             $10.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.75              $13.30             $11.74
    End of period                                                          $18.12              $14.75             $13.30
  Accumulation units outstanding
  at the end of period                                                       509               4,275               4,446

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $10.89              $9.87
    End of period                                                          $13.71              $11.79             $10.89
  Accumulation units outstanding
  at the end of period                                                     22,058              19,675                -

JNL/MCM JNL Optimized 5 Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,262               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(691)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $10.81              $9.85
    End of period                                                          $10.74              $10.48             $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.40              $16.73             $14.10
    End of period                                                          $26.48              $22.40             $16.73
  Accumulation units outstanding
  at the end of period                                                       116                123                 130

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.87              $9.58               $8.22
    End of period                                                          $13.19              $12.87              $9.58
  Accumulation units outstanding
  at the end of period                                                     16,193              15,972             12,047

JNL/MCM S&P 24 Division(1079)

  Accumulation unit value:
    Beginning of period                                                     $9.69               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.78              $12.58             $11.36
    End of period                                                          $14.80              $13.78             $12.58
  Accumulation units outstanding
  at the end of period                                                       422               4,397               4,494

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.28              $9.58
    End of period                                                          $11.83              $10.50             $10.28
  Accumulation units outstanding
  at the end of period                                                      6,986              6,666               6,515






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.89              $17.72             $15.50
    End of period                                                          $20.24              $18.89             $17.72
  Accumulation units outstanding
  at the end of period                                                      8,127              7,953               6,110

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.89             $11.42
    End of period                                                          $15.12              $13.15             $12.89
  Accumulation units outstanding
  at the end of period                                                      4,798              4,476               4,394

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.52              $5.51               $5.17
    End of period                                                           $5.91              $5.52               $5.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(691)

  Accumulation unit value:
    Beginning of period                                                    $15.50              $11.41              $9.74
    End of period                                                          $14.96              $15.50             $11.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $11.06             $10.13
    End of period                                                          $13.04              $11.88             $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.27              $11.03              $9.81
    End of period                                                          $14.05              $12.27             $11.03
  Accumulation units outstanding
  at the end of period                                                      4,305               291                 149






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.52              $7.98               $7.95
    End of period                                                           $8.75              $8.52               $7.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.28              $13.26             $12.85
    End of period                                                          $13.45              $13.28             $13.26
  Accumulation units outstanding
  at the end of period                                                     34,732              30,120             25,483

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.26              $15.26             $14.44
    End of period                                                          $16.50              $15.26             $14.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.97              $18.77             $17.08
    End of period                                                          $22.24              $19.97             $18.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                     $8.03              $7.31               $6.34
    End of period                                                           $8.30              $8.03               $7.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.92              $18.43             $17.28
    End of period                                                          $20.93              $18.92             $18.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.06              $21.40             $19.94
    End of period                                                          $24.53              $22.06             $21.40
  Accumulation units outstanding
  at the end of period                                                       162                163                 162

JNL/Select Global Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                    $21.51              $21.57             $19.07
    End of period                                                          $23.86              $21.51             $21.57
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.86              $24.27             $23.27
    End of period                                                          $25.45              $24.86             $24.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $11.37             $11.46
    End of period                                                          $11.69              $11.43             $11.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.11              $16.17             $14.77
    End of period                                                          $20.25              $17.11             $16.17
  Accumulation units outstanding
  at the end of period                                                       320                320                 299

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.88              $23.97             $22.37
    End of period                                                          $27.69              $24.88             $23.97
  Accumulation units outstanding
  at the end of period                                                      1,258               382                 144






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $34.74              $31.11             $27.87
    End of period                                                          $36.31              $34.74             $31.11
  Accumulation units outstanding
  at the end of period                                                       297                145                 131

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.25              $12.76             $11.48
    End of period                                                          $15.57              $13.25             $12.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $12.42             $12.09
    End of period                                                          $13.37              $12.36             $12.42
  Accumulation units outstanding
  at the end of period                                                      1,189              1,204                822

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.39              $17.31             $16.31
    End of period                                                          $17.82              $17.39             $17.31
  Accumulation units outstanding
  at the end of period                                                      8,019              7,704               6,486

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.51              $14.48             $14.01
    End of period                                                          $14.66              $14.51             $14.48
  Accumulation units outstanding
  at the end of period                                                     13,691              13,811             11,777





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.20%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division(762)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $12.01               N/A
    End of period                                                          $12.74              $11.94               N/A
  Accumulation units outstanding
  at the end of period                                                       91                  86                 N/A

Fifth Third Disciplined Value VIP Division(640)

  Accumulation unit value:
    Beginning of period                                                    $15.34              $14.73             $13.19
    End of period                                                          $18.07              $15.34             $14.73
  Accumulation units outstanding
  at the end of period                                                      1,080               871                 330

Fifth Third Mid Cap VIP Division(640)

  Accumulation unit value:
    Beginning of period                                                    $15.87              $14.75             $12.31
    End of period                                                          $17.08              $15.87             $14.75
  Accumulation units outstanding
  at the end of period                                                       362                293                 124

Fifth Third Quality Growth VIP Division(640)

  Accumulation unit value:
    Beginning of period                                                     $7.24              $6.98               $5.97
    End of period                                                           $7.42              $7.24               $6.98
  Accumulation units outstanding
  at the end of period                                                      2,272              1,762                705

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.44              $10.90             $10.34
    End of period                                                          $12.07              $11.44             $10.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(938)

  Accumulation unit value:
    Beginning of period                                                    $10.21              $10.21               N/A
    End of period                                                          $10.77              $10.21               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(845)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.63               N/A
    End of period                                                          $15.38              $11.53               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.33              $11.63             $11.08
    End of period                                                          $13.82              $12.33             $11.63
  Accumulation units outstanding
  at the end of period                                                       346                282                 118

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.81              $16.21             $15.51
    End of period                                                          $18.29              $17.81             $16.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.40               $8.98
    End of period                                                            N/A               $8.53               $9.40
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.27              $16.09             $15.18
    End of period                                                          $17.88              $16.27             $16.09
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.37              $18.32             $16.41
    End of period                                                          $21.58              $18.37             $18.32
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.58              $9.82               $9.14
    End of period                                                          $11.46              $10.58              $9.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.20              $19.45             $17.33
    End of period                                                          $22.14              $20.20             $19.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1087)

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.28               N/A
    End of period                                                          $12.52              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.34               N/A
    End of period                                                          $12.71              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.52              $12.48             $11.20
    End of period                                                          $16.21              $13.52             $12.48
  Accumulation units outstanding
  at the end of period                                                       416                343                 148

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $9.91               $8.72
    End of period                                                          $14.84              $11.49              $9.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1138)

  Accumulation unit value:
    Beginning of period                                                     $9.20               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.38              $16.33             $14.19
    End of period                                                          $19.48              $17.38             $16.33
  Accumulation units outstanding
  at the end of period                                                       333                265                 112

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.19              $13.86             $12.49
    End of period                                                          $16.21              $14.19             $13.86
  Accumulation units outstanding
  at the end of period                                                       299                241                 99

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $11.49              $9.98
    End of period                                                          $11.98              $10.92             $11.49
  Accumulation units outstanding
  at the end of period                                                      5,518                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.85             $10.56
    End of period                                                          $10.97              $10.81             $10.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(707)

  Accumulation unit value:
    Beginning of period                                                     $4.31              $4.37               $4.26
    End of period                                                           $5.74              $4.31               $4.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(791)

  Accumulation unit value:
    Beginning of period                                                     $9.97              $10.01               N/A
    End of period                                                          $11.07              $9.97                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.51              $9.22               $8.95
    End of period                                                          $10.78              $8.51               $9.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.12              $7.96               $7.37
    End of period                                                           $9.28              $8.12               $7.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.08              $11.64             $10.46
    End of period                                                          $14.02              $12.08             $11.64
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.19              $11.31              $9.35
    End of period                                                          $16.71              $12.19             $11.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.34             $10.65
    End of period                                                          $11.32              $10.89             $10.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.72              $13.28             $11.73
    End of period                                                          $18.09              $14.72             $13.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $10.89              $9.70
    End of period                                                          $13.70              $11.79             $10.89
  Accumulation units outstanding
  at the end of period                                                     19,534              14,469                -

JNL/MCM JNL Optimized 5 Division(1062)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(700)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.81             $10.40
    End of period                                                          $10.73              $10.47             $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.34              $16.70             $14.07
    End of period                                                          $26.40              $22.34             $16.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.84              $9.56               $8.20
    End of period                                                          $13.15              $12.84              $9.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                                                     $9.66               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.76              $12.56             $11.35
    End of period                                                          $14.77              $13.76             $12.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $10.27              $9.57
    End of period                                                          $11.80              $10.48             $10.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.84              $17.68             $15.46
    End of period                                                          $20.18              $18.84             $17.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.13              $12.87             $11.41
    End of period                                                          $15.09              $13.13             $12.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.51              $5.49               $5.16
    End of period                                                           $5.89              $5.51               $5.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(683)

  Accumulation unit value:
    Beginning of period                                                    $15.49              $11.41              $9.51
    End of period                                                          $14.95              $15.49             $11.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $11.06             $10.76
    End of period                                                          $13.03              $11.88             $11.06
  Accumulation units outstanding
  at the end of period                                                       418                450                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.25              $11.01              $9.80
    End of period                                                          $14.02              $12.25             $11.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.51              $7.97               $7.94
    End of period                                                           $8.73              $8.51               $7.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.24              $13.22             $12.82
    End of period                                                          $13.40              $13.24             $13.22
  Accumulation units outstanding
  at the end of period                                                      4,011              2,925               1,106

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.19              $15.19             $14.39
    End of period                                                          $16.43              $15.19             $14.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(927)

  Accumulation unit value:
    Beginning of period                                                    $19.89              $18.56               N/A
    End of period                                                          $22.13              $19.89               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.01              $7.30               $6.52
    End of period                                                           $8.28              $8.01               $7.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.84              $18.36             $17.22
    End of period                                                          $20.83              $18.84             $18.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.96              $21.32             $19.87
    End of period                                                          $24.42              $21.96             $21.32
  Accumulation units outstanding
  at the end of period                                                       48                  48                  -

JNL/Select Global Growth Division(707)

  Accumulation unit value:
    Beginning of period                                                    $21.42              $21.49             $21.02
    End of period                                                          $23.75              $21.42             $21.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.76              $24.18             $23.19
    End of period                                                          $25.34              $24.76             $24.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.38              $11.33             $11.42
    End of period                                                          $11.64              $11.38             $11.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.09              $16.15             $14.76
    End of period                                                          $20.22              $17.09             $16.15
  Accumulation units outstanding
  at the end of period                                                       59                  62                  -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.78              $23.87             $22.29
    End of period                                                          $27.56              $24.78             $23.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $34.59              $30.99             $27.77
    End of period                                                          $36.14              $34.59             $30.99
  Accumulation units outstanding
  at the end of period                                                       247                 -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $12.73             $11.46
    End of period                                                          $15.53              $13.22             $12.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.32              $12.39             $12.06
    End of period                                                          $13.32              $12.32             $12.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.31              $17.25             $16.25
    End of period                                                          $17.73              $17.31             $17.25
  Accumulation units outstanding
  at the end of period                                                       873                642                 246

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.45              $14.43             $13.96
    End of period                                                          $14.59              $14.45             $14.43
  Accumulation units outstanding
  at the end of period                                                      1,581              1,151                435





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.21%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division(770)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $11.96               N/A
    End of period                                                          $12.73              $11.94               N/A
  Accumulation units outstanding
  at the end of period                                                      1,240               770                 N/A

Fifth Third Disciplined Value VIP Division(690)

  Accumulation unit value:
    Beginning of period                                                    $15.33              $14.73             $13.52
    End of period                                                          $18.06              $15.33             $14.73
  Accumulation units outstanding
  at the end of period                                                     18,877              14,397              7,469

Fifth Third Mid Cap VIP Division(690)

  Accumulation unit value:
    Beginning of period                                                    $15.86              $14.74             $13.11
    End of period                                                          $17.07              $15.86             $14.74
  Accumulation units outstanding
  at the end of period                                                      7,034              5,294               2,667

Fifth Third Quality Growth VIP Division(690)

  Accumulation unit value:
    Beginning of period                                                     $7.24              $6.98               $6.31
    End of period                                                           $7.42              $7.24               $6.98
  Accumulation units outstanding
  at the end of period                                                     36,773              24,727             14,734

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $10.90             $10.34
    End of period                                                          $12.06              $11.43             $10.90
  Accumulation units outstanding
  at the end of period                                                       246                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(983)

  Accumulation unit value:
    Beginning of period                                                    $10.24              $10.24               N/A
    End of period                                                          $10.80              $10.24               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.22               N/A
    End of period                                                          $15.38              $11.53               N/A
  Accumulation units outstanding
  at the end of period                                                       784                 -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.33              $11.63             $11.08
    End of period                                                          $13.81              $12.33             $11.63
  Accumulation units outstanding
  at the end of period                                                      5,844              4,490               2,341

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.79              $16.20             $15.50
    End of period                                                          $18.27              $17.79             $16.20
  Accumulation units outstanding
  at the end of period                                                       696                900                  -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.40               $8.98
    End of period                                                            N/A               $8.52               $9.40
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.25              $16.07             $15.16
    End of period                                                          $17.86              $16.25             $16.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.35              $18.30             $16.40
    End of period                                                          $21.56              $18.35             $18.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $9.82               $9.13
    End of period                                                          $11.46              $10.57              $9.82
  Accumulation units outstanding
  at the end of period                                                       555                360                  -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.18              $19.43             $17.31
    End of period                                                          $22.12              $20.18             $19.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1097)

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $9.83                N/A
    End of period                                                          $12.52              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                      1,508              1,585                N/A

JNL/Goldman Sachs Mid Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.15               N/A
    End of period                                                          $12.71              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                      8,627              6,598                N/A

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       573                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $12.47             $11.19
    End of period                                                          $16.19              $13.50             $12.47
  Accumulation units outstanding
  at the end of period                                                     11,708              6,407               2,948

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.48              $9.90               $8.71
    End of period                                                          $14.83              $11.48              $9.90
  Accumulation units outstanding
  at the end of period                                                     13,553              9,079                 -

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       261                N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.36              $16.31             $14.18
    End of period                                                          $19.46              $17.36             $16.31
  Accumulation units outstanding
  at the end of period                                                      6,733              5,053               2,580

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.17              $13.85             $12.48
    End of period                                                          $16.19              $14.17             $13.85
  Accumulation units outstanding
  at the end of period                                                      4,762              3,593               2,079

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $11.49              $9.98
    End of period                                                          $11.98              $10.91             $11.49
  Accumulation units outstanding
  at the end of period                                                     12,173              11,906               459






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.85             $10.56
    End of period                                                          $10.96              $10.81             $10.85
  Accumulation units outstanding
  at the end of period                                                      3,581              3,526                919

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.31              $4.37               $3.99
    End of period                                                           $5.74              $4.31               $4.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(712)

  Accumulation unit value:
    Beginning of period                                                     $9.97              $10.44             $10.13
    End of period                                                          $11.06              $9.97              $10.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.50              $9.21               $8.95
    End of period                                                          $10.77              $8.50               $9.21
  Accumulation units outstanding
  at the end of period                                                     17,033              18,136               671

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,826               N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.11              $7.95               $7.37
    End of period                                                           $9.27              $8.11               $7.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $11.63             $10.45
    End of period                                                          $14.01              $12.07             $11.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.18              $11.30              $9.35
    End of period                                                          $16.70              $12.18             $11.30
  Accumulation units outstanding
  at the end of period                                                     13,353              13,047               465

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.34             $10.64
    End of period                                                          $11.31              $10.88             $10.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.72              $13.28             $11.73
    End of period                                                          $18.08              $14.72             $13.28
  Accumulation units outstanding
  at the end of period                                                      1,961              1,765                194

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $10.89              $9.62
    End of period                                                          $13.70              $11.79             $10.89
  Accumulation units outstanding
  at the end of period                                                     185,474            129,649                -

JNL/MCM JNL Optimized 5 Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.81             $10.12
    End of period                                                          $10.73              $10.47             $10.81
  Accumulation units outstanding
  at the end of period                                                       892                870                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.33              $16.69             $14.06
    End of period                                                          $26.38              $22.33             $16.69
  Accumulation units outstanding
  at the end of period                                                      4,160              2,699                 -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.83              $9.56               $8.20
    End of period                                                          $13.14              $12.83              $9.56
  Accumulation units outstanding
  at the end of period                                                     19,303              18,406               554

JNL/MCM S&P 24 Division(1111)

  Accumulation unit value:
    Beginning of period                                                     $9.28               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.76              $12.56             $11.35
    End of period                                                          $14.76              $13.76             $12.56
  Accumulation units outstanding
  at the end of period                                                      1,865              1,906                205

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $10.26              $9.57
    End of period                                                          $11.80              $10.48             $10.26
  Accumulation units outstanding
  at the end of period                                                      2,232              1,741                747






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.83              $17.67             $15.46
    End of period                                                          $20.16              $18.83             $17.67
  Accumulation units outstanding
  at the end of period                                                      8,229              7,818                298

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.12              $12.87             $11.40
    End of period                                                          $15.08              $13.12             $12.87
  Accumulation units outstanding
  at the end of period                                                       212                217                 119

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.50              $5.49               $5.16
    End of period                                                           $5.89              $5.50               $5.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(687)

  Accumulation unit value:
    Beginning of period                                                    $15.49              $11.41              $9.47
    End of period                                                          $14.94              $15.49             $11.41
  Accumulation units outstanding
  at the end of period                                                      8,875              13,447                -

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                                                    $11.87              $11.06              $9.76
    End of period                                                          $13.03              $11.87             $11.06
  Accumulation units outstanding
  at the end of period                                                     49,463              14,390                -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.24              $11.01              $9.80
    End of period                                                          $14.01              $12.24             $11.01
  Accumulation units outstanding
  at the end of period                                                      3,880              2,867                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.51              $7.97               $7.95
    End of period                                                           $8.73              $8.51               $7.97
  Accumulation units outstanding
  at the end of period                                                       834                835                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.23              $13.22             $12.82
    End of period                                                          $13.39              $13.23             $13.22
  Accumulation units outstanding
  at the end of period                                                     69,231              65,692             19,306

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.18              $15.18             $14.38
    End of period                                                          $16.41              $15.18             $14.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(630)

  Accumulation unit value:
    Beginning of period                                                    $19.87              $18.68             $16.58
    End of period                                                          $22.11              $19.87             $18.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.00              $7.30               $6.52
    End of period                                                           $8.28              $8.00               $7.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.82              $18.34             $17.20
    End of period                                                          $20.81              $18.82             $18.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.94              $21.30             $19.85
    End of period                                                          $24.39              $21.94             $21.30
  Accumulation units outstanding
  at the end of period                                                       582                588                 170

JNL/Select Global Growth Division(636)

  Accumulation unit value:
    Beginning of period                                                    $21.39              $21.45             $17.64
    End of period                                                          $23.70              $21.39             $21.45
  Accumulation units outstanding
  at the end of period                                                      1,184              1,242                 -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.73              $24.15             $23.16
    End of period                                                          $25.31              $24.73             $24.15
  Accumulation units outstanding
  at the end of period                                                       235                 -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.37              $11.32             $11.41
    End of period                                                          $11.62              $11.37             $11.32
  Accumulation units outstanding
  at the end of period                                                       245                235                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.08              $16.15             $14.76
    End of period                                                          $20.21              $17.08             $16.15
  Accumulation units outstanding
  at the end of period                                                      2,079              1,569                 -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.75              $23.85             $22.27
    End of period                                                          $27.53              $24.75             $23.85
  Accumulation units outstanding
  at the end of period                                                      1,178               900                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $34.56              $30.96             $27.75
    End of period                                                          $36.10              $34.56             $30.96
  Accumulation units outstanding
  at the end of period                                                      2,060              2,653                 -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $12.73             $11.45
    End of period                                                          $15.52              $13.22             $12.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.31              $12.38             $12.05
    End of period                                                          $13.31              $12.31             $12.38
  Accumulation units outstanding
  at the end of period                                                      3,818              3,862                605

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.30              $17.23             $16.24
    End of period                                                          $17.71              $17.30             $17.23
  Accumulation units outstanding
  at the end of period                                                     16,577              16,373              4,093

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.43              $14.41             $13.95
    End of period                                                          $14.58              $14.43             $14.41
  Accumulation units outstanding
  at the end of period                                                     30,174              29,594              7,281





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.245%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $10.89             $10.33
    End of period                                                          $12.04              $11.42             $10.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(983)

  Accumulation unit value:
    Beginning of period                                                    $10.19              $10.19               N/A
    End of period                                                          $10.75              $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.74               N/A
    End of period                                                          $15.37              $11.53               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.31              $11.61             $11.07
    End of period                                                          $13.78              $12.31             $11.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(929)

  Accumulation unit value:
    Beginning of period                                                    $17.76              $16.55               N/A
    End of period                                                          $18.28              $17.76               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.37               $8.96
    End of period                                                            N/A               $8.50               $9.37
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(675)

  Accumulation unit value:
    Beginning of period                                                    $16.20              $16.02             $14.79
    End of period                                                          $17.80              $16.20             $16.02
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(1037)

  Accumulation unit value:
    Beginning of period                                                    $20.64               N/A                 N/A
    End of period                                                          $21.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/FMR Balanced Division(687)

  Accumulation unit value:
    Beginning of period                                                    $10.55              $9.80               $9.08
    End of period                                                          $11.43              $10.55              $9.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(1122)

  Accumulation unit value:
    Beginning of period                                                    $19.51               N/A                 N/A
    End of period                                                          $22.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1122)

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.94               N/A
    End of period                                                          $12.51              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(939)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.70               N/A
    End of period                                                          $12.70              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1165)

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(989)

  Accumulation unit value:
    Beginning of period                                                    $14.12               N/A                 N/A
    End of period                                                          $16.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.45              $9.88               $8.69
    End of period                                                          $14.78              $11.45              $9.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1197)

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.32              $16.28             $14.15
    End of period                                                          $19.40              $17.32             $16.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.14              $13.81             $12.46
    End of period                                                          $16.14              $14.14             $13.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $11.47              $9.96
    End of period                                                          $11.94              $10.88             $11.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.84             $10.50
    End of period                                                          $10.94              $10.80             $10.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $4.92               N/A                 N/A
    End of period                                                           $5.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division(929)

  Accumulation unit value:
    Beginning of period                                                     $9.95              $9.54                N/A
    End of period                                                          $11.03              $9.95                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.48              $9.19               $8.94
    End of period                                                          $10.74              $8.48               $9.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $11.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.09              $7.94               $7.36
    End of period                                                           $9.24              $8.09               $7.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(933)

  Accumulation unit value:
    Beginning of period                                                    $12.04              $11.06               N/A
    End of period                                                          $13.97              $12.04               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.15              $11.28              $9.33
    End of period                                                          $16.65              $12.15             $11.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(933)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.53               N/A
    End of period                                                          $11.28              $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.70              $13.26             $11.72
    End of period                                                          $18.05              $14.70             $13.26
  Accumulation units outstanding
  at the end of period                                                        -                  9                  55

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $10.89             $10.24
    End of period                                                          $13.69              $11.78             $10.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL Optimized 5 Division(1095)

  Accumulation unit value:
    Beginning of period                                                     $9.03               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(857)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $9.70                N/A
    End of period                                                          $10.72              $10.46               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                                                    $22.28              $16.65             $14.47
    End of period                                                          $26.31              $22.28             $16.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.80              $9.54               $8.18
    End of period                                                          $13.10              $12.80              $9.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 24 Division(1132)

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(602)

  Accumulation unit value:
    Beginning of period                                                    $13.74              $12.55             $11.36
    End of period                                                          $14.73              $13.74             $12.55
  Accumulation units outstanding
  at the end of period                                                        -                  38                 227

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.25              $9.56
    End of period                                                          $11.78              $10.46             $10.25
  Accumulation units outstanding
  at the end of period                                                        -                  89                 534






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.78              $17.64             $15.43
    End of period                                                          $20.11              $18.78             $17.64
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.86             $11.39
    End of period                                                          $15.05              $13.10             $12.86
  Accumulation units outstanding
  at the end of period                                                        -                  10                 57

JNL/MCM Technology Sector Division(687)

  Accumulation unit value:
    Beginning of period                                                     $5.49              $5.48               $4.98
    End of period                                                           $5.87              $5.49               $5.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.48              $12.63               N/A
    End of period                                                          $14.93              $15.48               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                                                    $11.87              $10.87               N/A
    End of period                                                          $13.02              $11.87               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.22              $10.99              $9.79
    End of period                                                          $13.98              $12.22             $10.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(1213)

  Accumulation unit value:
    Beginning of period                                                     $8.77               N/A                 N/A
    End of period                                                           $8.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.19              $13.18             $12.79
    End of period                                                          $13.35              $13.19             $13.18
  Accumulation units outstanding
  at the end of period                                                        -                  24                 146

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.12              $15.12             $14.33
    End of period                                                          $16.34              $15.12             $14.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(950)

  Accumulation unit value:
    Beginning of period                                                    $18.75              $18.28               N/A
    End of period                                                          $20.72              $18.75               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(897)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.36               N/A
    End of period                                                          $11.01              $10.44               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division(830)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.19               N/A
    End of period                                                          $11.62              $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.86              $21.23             $19.79
    End of period                                                          $24.29              $21.86             $21.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(687)

  Accumulation unit value:
    Beginning of period                                                    $21.32              $21.39             $19.44
    End of period                                                          $23.62              $21.32             $21.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(857)

  Accumulation unit value:
    Beginning of period                                                    $24.64              $23.35               N/A
    End of period                                                          $25.20              $24.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Money Market Division(688)

  Accumulation unit value:
    Beginning of period                                                    $11.33              $11.28             $11.29
    End of period                                                          $11.58              $11.33             $11.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.06              $16.14             $14.75
    End of period                                                          $20.18              $17.06             $16.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.66              $23.77             $22.20
    End of period                                                          $27.42              $24.66             $23.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $34.43              $30.86             $27.66
    End of period                                                          $35.95              $34.43             $30.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.19              $12.71             $11.44
    End of period                                                          $15.48              $13.19             $12.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.28              $12.35             $12.03
    End of period                                                          $13.27              $12.28             $12.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.23              $17.17             $16.19
    End of period                                                          $17.64              $17.23             $17.17
  Accumulation units outstanding
  at the end of period                                                        -                  6                  38

JNL/Western Asset U.S. Government & Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                                                    $14.38              $14.36             $14.07
    End of period                                                          $14.51              $14.38             $14.36
  Accumulation units outstanding
  at the end of period                                                        -                  15                 89


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.25%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(1069)

  Accumulation unit value:
    Beginning of period                                                    $16.44               N/A                 N/A
    End of period                                                          $18.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       304                N/A                 N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.74               N/A
    End of period                                                          $15.37              $11.53               N/A
  Accumulation units outstanding
  at the end of period                                                       109                 -                  N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(282)

  Accumulation unit value:
    Beginning of period                                                    $16.19              $16.02             $15.41
    End of period                                                          $17.79              $16.19             $16.02
  Accumulation units outstanding
  at the end of period                                                       129                 -                   -

JNL/Eagle SmallCap Equity Division(282)

  Accumulation unit value:
    Beginning of period                                                    $18.27              $18.23             $15.69
    End of period                                                          $21.46              $18.27             $18.23
  Accumulation units outstanding
  at the end of period                                                       88                  -                   -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1068)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.80               N/A
    End of period                                                          $12.51              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $11.12               N/A
    End of period                                                          $12.70              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division(1160)

  Accumulation unit value:
    Beginning of period                                                     $9.18               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division(810)

  Accumulation unit value:
    Beginning of period                                                     $4.30              $4.06                N/A
    End of period                                                           $5.72              $4.30                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division(801)

  Accumulation unit value:
    Beginning of period                                                     $9.94              $10.00               N/A
    End of period                                                          $11.03              $9.94                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $11.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(831)

  Accumulation unit value:
    Beginning of period                                                    $12.04              $10.92               N/A
    End of period                                                          $13.97              $12.04               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $10.89             $10.22
    End of period                                                          $13.69              $11.78             $10.89
  Accumulation units outstanding
  at the end of period                                                      3,503              2,797                 -

JNL/MCM JNL Optimized 5 Division(1141)

  Accumulation unit value:
    Beginning of period                                                     $9.63               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division(810)

  Accumulation unit value:
    Beginning of period                                                     $5.49              $4.71                N/A
    End of period                                                           $5.87              $5.49                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(915)

  Accumulation unit value:
    Beginning of period                                                     $8.49              $8.18                N/A
    End of period                                                           $8.71              $8.49                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(282)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $13.22             $12.94
    End of period                                                          $13.38              $13.22             $13.22
  Accumulation units outstanding
  at the end of period                                                       711                 -                   -

JNL/PPM America High Yield Bond Division(1126)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division(759)

  Accumulation unit value:
    Beginning of period                                                    $19.78              $18.39               N/A
    End of period                                                          $22.00              $19.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division(963)

  Accumulation unit value:
    Beginning of period                                                    $21.31              $20.91               N/A
    End of period                                                          $23.61              $21.31               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.63              $23.11               N/A
    End of period                                                          $25.19              $24.63               N/A
  Accumulation units outstanding
  at the end of period                                                       177                 -                  N/A

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.32              $11.26               N/A
    End of period                                                          $11.57              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(282)

  Accumulation unit value:
    Beginning of period                                                    $34.43              $30.87             $26.74
    End of period                                                          $35.96              $34.43             $30.87
  Accumulation units outstanding
  at the end of period                                                       82                  -                   -

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.26%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(630)

  Accumulation unit value:
    Beginning of period                                                    $15.31              $14.71             $13.62
    End of period                                                          $18.02              $15.31             $14.71
  Accumulation units outstanding
  at the end of period                                                      7,062              7,534                400

Fifth Third Mid Cap VIP Division(630)

  Accumulation unit value:
    Beginning of period                                                    $15.83              $14.72             $13.08
    End of period                                                          $17.04              $15.83             $14.72
  Accumulation units outstanding
  at the end of period                                                      2,955              3,324                354

Fifth Third Quality Growth VIP Division(630)

  Accumulation unit value:
    Beginning of period                                                     $7.22              $6.96               $6.41
    End of period                                                           $7.40              $7.22               $6.96
  Accumulation units outstanding
  at the end of period                                                     15,529              15,710               483

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.88             $10.33
    End of period                                                          $12.03              $11.41             $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(949)

  Accumulation unit value:
    Beginning of period                                                    $10.19              $10.19               N/A
    End of period                                                          $10.74              $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.51               N/A
    End of period                                                          $15.37              $11.53               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.31              $11.61             $11.06
    End of period                                                          $13.77              $12.31             $11.61
  Accumulation units outstanding
  at the end of period                                                      2,092              2,252                133

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.70              $16.12             $15.43
    End of period                                                          $18.17              $17.70             $16.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.36               $8.95
    End of period                                                            N/A               $8.49               $9.36
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.18              $16.01             $15.11
    End of period                                                          $17.77              $16.18             $16.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.27              $18.23             $16.34
    End of period                                                          $21.45              $18.27             $18.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $9.79               $9.11
    End of period                                                          $11.42              $10.54              $9.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.07              $19.34             $17.23
    End of period                                                          $21.99              $20.07             $19.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1087)

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.47               N/A
    End of period                                                          $12.51              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                      1,301               918                 N/A

JNL/Goldman Sachs Mid Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.68               N/A
    End of period                                                          $12.70              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.43              $12.41             $11.14
    End of period                                                          $16.10              $13.43             $12.41
  Accumulation units outstanding
  at the end of period                                                      2,415              2,663                161

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.44              $9.87               $8.69
    End of period                                                          $14.76              $11.44              $9.87
  Accumulation units outstanding
  at the end of period                                                       596                441                  -

JNL/Lazard Emerging Markets Division(1090)

  Accumulation unit value:
    Beginning of period                                                     $7.94               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.30              $16.26             $14.14
    End of period                                                          $19.37              $17.30             $16.26
  Accumulation units outstanding
  at the end of period                                                      2,818              2,936                92

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.12              $13.80             $12.44
    End of period                                                          $16.12              $14.12             $13.80
  Accumulation units outstanding
  at the end of period                                                      1,940              2,127                193

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $11.46              $9.95
    End of period                                                          $11.93              $10.87             $11.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.83             $10.55
    End of period                                                          $10.93              $10.79             $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.30              $4.35               $3.98
    End of period                                                           $5.72              $4.30               $4.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.94              $10.41              $9.65
    End of period                                                          $11.02              $9.94              $10.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.47              $9.19               $8.93
    End of period                                                          $10.73              $8.47               $9.19
  Accumulation units outstanding
  at the end of period                                                       76                  76                  -

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       89                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.08              $7.93               $7.35
    End of period                                                           $9.23              $8.08               $7.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.03              $11.60             $10.43
    End of period                                                          $13.96              $12.03             $11.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.14              $11.27              $9.32
    End of period                                                          $16.63              $12.14             $11.27
  Accumulation units outstanding
  at the end of period                                                       769                 -                   -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.31             $10.61
    End of period                                                          $11.27              $10.85             $10.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.69              $13.26             $11.71
    End of period                                                          $18.03              $14.69             $13.26
  Accumulation units outstanding
  at the end of period                                                       487                344                  -

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $10.89              $9.68
    End of period                                                          $13.68              $11.78             $10.89
  Accumulation units outstanding
  at the end of period                                                      5,762               217                  -

JNL/MCM JNL Optimized 5 Division(1105)

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       102                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(717)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.81             $10.77
    End of period                                                          $10.71              $10.46             $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.26              $16.64             $14.03
    End of period                                                          $26.28              $22.26             $16.64
  Accumulation units outstanding
  at the end of period                                                      2,390               904                  -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.79              $9.53               $8.18
    End of period                                                          $13.09              $12.79              $9.53
  Accumulation units outstanding
  at the end of period                                                      2,473              1,372                 -

JNL/MCM S&P 24 Division(1105)

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $12.54             $11.34
    End of period                                                          $14.72              $13.73             $12.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.25              $9.56
    End of period                                                          $11.77              $10.46             $10.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.77              $17.62             $15.42
    End of period                                                          $20.09              $18.77             $17.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.85             $11.39
    End of period                                                          $15.04              $13.10             $12.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.48              $5.48               $5.15
    End of period                                                           $5.86              $5.48               $5.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(688)

  Accumulation unit value:
    Beginning of period                                                    $15.48              $11.41              $9.57
    End of period                                                          $14.93              $15.48             $11.41
  Accumulation units outstanding
  at the end of period                                                      3,766               206                  -

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                                                    $11.87              $11.06             $10.41
    End of period                                                          $13.01              $11.87             $11.06
  Accumulation units outstanding
  at the end of period                                                      4,383                -                   -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.22              $10.99              $9.78
    End of period                                                          $13.97              $12.22             $10.99
  Accumulation units outstanding
  at the end of period                                                       116                116                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.49              $7.95               $7.93
    End of period                                                           $8.70              $8.49               $7.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.17              $13.17             $12.78
    End of period                                                          $13.33              $13.17             $13.17
  Accumulation units outstanding
  at the end of period                                                     11,562              11,098               367

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.10              $15.10             $14.31
    End of period                                                          $16.31              $15.10             $14.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.76              $18.59             $16.93
    End of period                                                          $21.98              $19.76             $18.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.98              $7.28               $6.50
    End of period                                                           $8.25              $7.98               $7.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.72              $18.25             $17.13
    End of period                                                          $20.69              $18.72             $18.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.82              $21.20             $19.76
    End of period                                                          $24.25              $21.82             $21.20
  Accumulation units outstanding
  at the end of period                                                       51                  39                 27

JNL/Select Global Growth Division(584)

  Accumulation unit value:
    Beginning of period                                                    $21.29              $21.36             $18.88
    End of period                                                          $23.58              $21.29             $21.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.60              $24.04             $23.06
    End of period                                                          $25.16              $24.60             $24.04
  Accumulation units outstanding
  at the end of period                                                       510                390                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.31              $11.26             $11.36
    End of period                                                          $11.56              $11.31             $11.26
  Accumulation units outstanding
  at the end of period                                                      7,177                -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.07              $16.15             $14.76
    End of period                                                          $20.19              $17.07             $16.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.62              $23.74             $22.17
    End of period                                                          $27.37              $24.62             $23.74
  Accumulation units outstanding
  at the end of period                                                       144                144                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $34.37              $30.81             $27.62
    End of period                                                          $35.89              $34.37             $30.81
  Accumulation units outstanding
  at the end of period                                                       510                328                  -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.18              $12.70             $11.43
    End of period                                                          $15.47              $13.18             $12.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.26              $12.34             $12.01
    End of period                                                          $13.25              $12.26             $12.34
  Accumulation units outstanding
  at the end of period                                                       104                105                  -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.20              $17.15             $16.16
    End of period                                                          $17.61              $17.20             $17.15
  Accumulation units outstanding
  at the end of period                                                      3,245              3,228                98

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.35              $14.34             $13.88
    End of period                                                          $14.49              $14.35             $14.34
  Accumulation units outstanding
  at the end of period                                                      7,397              6,882                190




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.295%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(619)

  Accumulation unit value:
    Beginning of period                                                    $15.29              $14.70             $13.53
    End of period                                                          $17.99              $15.29             $14.70
  Accumulation units outstanding
  at the end of period                                                       394                424                 442

Fifth Third Mid Cap VIP Division(619)

  Accumulation unit value:
    Beginning of period                                                    $15.81              $14.71             $13.44
    End of period                                                          $17.01              $15.81             $14.71
  Accumulation units outstanding
  at the end of period                                                       172                184                 199

Fifth Third Quality Growth VIP Division(619)

  Accumulation unit value:
    Beginning of period                                                     $7.21              $6.95               $6.51
    End of period                                                           $7.38              $7.21               $6.95
  Accumulation units outstanding
  at the end of period                                                       933                939                 958

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.87             $10.32
    End of period                                                          $12.01              $11.39             $10.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(831)

  Accumulation unit value:
    Beginning of period                                                    $11.52              $10.21               N/A
    End of period                                                          $15.36              $11.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.27              $11.58             $11.04
    End of period                                                          $13.73              $12.27             $11.58
  Accumulation units outstanding
  at the end of period                                                       109                118                 126

JNL/Alger Growth Division(773)

  Accumulation unit value:
    Beginning of period                                                    $17.64              $15.58               N/A
    End of period                                                          $18.09              $17.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.34               $8.93
    End of period                                                            N/A               $8.47               $9.34
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.12              $15.96             $15.07
    End of period                                                          $17.71              $16.12             $15.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.21              $18.17             $16.30
    End of period                                                          $21.37              $18.21             $18.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $9.78               $9.10
    End of period                                                          $11.39              $10.52              $9.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(1146)

  Accumulation unit value:
    Beginning of period                                                    $19.63               N/A                 N/A
    End of period                                                          $21.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.78               N/A
    End of period                                                          $12.50              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $11.13               N/A
    End of period                                                          $12.69              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.37              $12.36             $11.10
    End of period                                                          $16.02              $13.37             $12.36
  Accumulation units outstanding
  at the end of period                                                       128                143                 158

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $9.84               $8.67
    End of period                                                          $14.72              $11.41              $9.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1211)

  Accumulation unit value:
    Beginning of period                                                    $10.60               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.25              $16.22             $14.11
    End of period                                                          $19.31              $17.25             $16.22
  Accumulation units outstanding
  at the end of period                                                       155                166                 180

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.08              $13.77             $12.42
    End of period                                                          $16.07              $14.08             $13.77
  Accumulation units outstanding
  at the end of period                                                       94                 101                 107

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $11.46              $9.95
    End of period                                                          $11.92              $10.87             $11.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.82             $10.54
    End of period                                                          $10.91              $10.77             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(718)

  Accumulation unit value:
    Beginning of period                                                     $4.29              $4.35               $4.33
    End of period                                                           $5.70              $4.29               $4.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(766)

  Accumulation unit value:
    Beginning of period                                                     $9.91              $10.11               N/A
    End of period                                                          $10.99              $9.91                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.45              $9.17               $8.91
    End of period                                                          $10.70              $8.45               $9.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(619)

  Accumulation unit value:
    Beginning of period                                                     $8.06              $7.91               $7.24
    End of period                                                           $9.21              $8.06               $7.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(1071)

  Accumulation unit value:
    Beginning of period                                                    $12.62               N/A                 N/A
    End of period                                                          $13.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.14              $11.27              $9.32
    End of period                                                          $16.62              $12.14             $11.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.29             $10.60
    End of period                                                          $11.24              $10.82             $10.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.67              $13.24             $11.70
    End of period                                                          $18.00              $14.67             $13.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.89             $10.65
    End of period                                                          $13.67              $11.77             $10.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL Optimized 5 Division(1125)

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(706)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.81             $10.44
    End of period                                                          $10.71              $10.46             $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(642)

  Accumulation unit value:
    Beginning of period                                                    $22.20              $16.61             $13.99
    End of period                                                          $26.21              $22.20             $16.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.79              $9.54               $8.18
    End of period                                                          $13.09              $12.79              $9.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 24 Division(1081)

  Accumulation unit value:
    Beginning of period                                                     $9.67               N/A                 N/A
    End of period                                                          $10.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.71              $12.53             $11.33
    End of period                                                          $14.70              $13.71             $12.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.24              $9.55
    End of period                                                          $11.75              $10.44             $10.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.76              $17.62             $15.42
    End of period                                                          $20.07              $18.76             $17.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $12.84             $11.38
    End of period                                                          $15.02              $13.08             $12.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Technology Sector Division(1071)

  Accumulation unit value:
    Beginning of period                                                     $5.37               N/A                 N/A
    End of period                                                           $5.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Value Line 25 Division(738)

  Accumulation unit value:
    Beginning of period                                                    $15.47              $11.30               N/A
    End of period                                                          $14.91              $15.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $11.06             $10.86
    End of period                                                          $13.00              $11.86             $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.18              $10.96              $9.76
    End of period                                                          $13.93              $12.18             $10.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(799)

  Accumulation unit value:
    Beginning of period                                                     $8.47              $7.39                N/A
    End of period                                                           $8.68              $8.47                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.14              $13.14             $12.75
    End of period                                                          $13.29              $13.14             $13.14
  Accumulation units outstanding
  at the end of period                                                       920                863                 816

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.04              $15.04             $14.27
    End of period                                                          $16.25              $15.04             $14.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(821)

  Accumulation unit value:
    Beginning of period                                                    $19.69              $17.48               N/A
    End of period                                                          $21.89              $19.69               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.96              $7.27               $6.49
    End of period                                                           $8.23              $7.96               $7.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(820)

  Accumulation unit value:
    Beginning of period                                                    $18.65              $17.51               N/A
    End of period                                                          $20.60              $18.65               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(765)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.28               N/A
    End of period                                                          $11.00              $10.44               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division(765)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.40               N/A
    End of period                                                          $11.60              $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.74              $21.13             $19.70
    End of period                                                          $24.15              $21.74             $21.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(793)

  Accumulation unit value:
    Beginning of period                                                    $21.21              $19.14               N/A
    End of period                                                          $23.49              $21.21               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.51              $23.95             $22.99
    End of period                                                          $25.05              $24.51             $23.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $11.22             $11.32
    End of period                                                          $11.51              $11.27             $11.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.06              $16.14             $14.75
    End of period                                                          $20.16              $17.06             $16.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.53              $23.66             $22.10
    End of period                                                          $27.26              $24.53             $23.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $34.24              $30.71             $27.54
    End of period                                                          $35.74              $34.24             $30.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.68             $11.41
    End of period                                                          $15.43              $13.15             $12.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $12.31             $11.99
    End of period                                                          $13.21              $12.23             $12.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.14              $17.09             $16.11
    End of period                                                          $17.54              $17.14             $17.09
  Accumulation units outstanding
  at the end of period                                                       280                266                 256

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.30              $14.30             $13.84
    End of period                                                          $14.43              $14.30             $14.30
  Accumulation units outstanding
  at the end of period                                                       509                477                 450




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.30%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(720)

  Accumulation unit value:
    Beginning of period                                                    $15.29              $14.69             $14.21
    End of period                                                          $17.98              $15.29             $14.69
  Accumulation units outstanding
  at the end of period                                                      6,652              7,439               1,336

Fifth Third Mid Cap VIP Division(720)

  Accumulation unit value:
    Beginning of period                                                    $15.81              $14.71             $14.22
    End of period                                                          $17.01              $15.81             $14.71
  Accumulation units outstanding
  at the end of period                                                      2,868              3,001                563

Fifth Third Quality Growth VIP Division(720)

  Accumulation unit value:
    Beginning of period                                                     $7.21              $6.95               $6.82
    End of period                                                           $7.38              $7.21               $6.95
  Accumulation units outstanding
  at the end of period                                                     15,807              15,671              2,783

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.87             $10.32
    End of period                                                          $12.01              $11.39             $10.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(948)

  Accumulation unit value:
    Beginning of period                                                    $10.17              $10.17               N/A
    End of period                                                          $10.72              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                                                    $11.52              $10.06               N/A
    End of period                                                          $15.36              $11.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.28              $11.59             $11.05
    End of period                                                          $13.75              $12.28             $11.59
  Accumulation units outstanding
  at the end of period                                                      2,210              2,419                446

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.63              $16.06             $15.38
    End of period                                                          $18.09              $17.63             $16.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.34               $8.93
    End of period                                                            N/A               $8.47               $9.34
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.12              $15.95             $15.06
    End of period                                                          $17.70              $16.12             $15.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.20              $18.16             $16.29
    End of period                                                          $21.36              $18.20             $18.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $9.77               $9.10
    End of period                                                          $11.39              $10.52              $9.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.99              $19.26             $17.17
    End of period                                                          $21.89              $19.99             $19.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1109)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.38               N/A
    End of period                                                          $12.50              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.48               N/A
    End of period                                                          $12.69              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.37              $12.36             $11.10
    End of period                                                          $16.02              $13.37             $12.36
  Accumulation units outstanding
  at the end of period                                                      2,367              2,747                509

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $9.84               $8.66
    End of period                                                          $14.71              $11.40              $9.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1080)

  Accumulation unit value:
    Beginning of period                                                     $8.67               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.24              $16.21             $14.10
    End of period                                                          $19.31              $17.24             $16.21
  Accumulation units outstanding
  at the end of period                                                      2,557              2,805                511

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.07              $13.76             $12.41
    End of period                                                          $16.07              $14.07             $13.76
  Accumulation units outstanding
  at the end of period                                                      1,925              2,089                376

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $11.43              $9.93
    End of period                                                          $11.90              $10.84             $11.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.82             $10.54
    End of period                                                          $10.91              $10.77             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.29              $4.35               $3.97
    End of period                                                           $5.70              $4.29               $4.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.91              $10.39              $9.63
    End of period                                                          $10.97              $9.91              $10.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.45              $9.17               $8.91
    End of period                                                          $10.70              $8.45               $9.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $11.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.06              $7.91               $7.34
    End of period                                                           $9.21              $8.06               $7.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.00              $11.57             $10.41
    End of period                                                          $13.92              $12.00             $11.57
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.11              $11.25              $9.31
    End of period                                                          $16.58              $12.11             $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.29             $10.59
    End of period                                                          $11.23              $10.82             $10.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.66              $13.24             $11.70
    End of period                                                          $18.00              $14.66             $13.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.89              $9.68
    End of period                                                          $13.67              $11.77             $10.89
  Accumulation units outstanding
  at the end of period                                                      2,914                -                   -

JNL/MCM JNL Optimized 5 Division(1099)

  Accumulation unit value:
    Beginning of period                                                     $9.19               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(738)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.73               N/A
    End of period                                                          $10.71              $10.46               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.20              $16.61             $14.00
    End of period                                                          $26.21              $22.20             $16.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.76              $9.51               $8.16
    End of period                                                          $13.05              $12.76              $9.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.71              $12.53             $11.33
    End of period                                                          $14.70              $13.71             $12.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.24              $9.55
    End of period                                                          $11.74              $10.44             $10.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.72              $17.58             $15.39
    End of period                                                          $20.03              $18.72             $17.58
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $12.84             $11.38
    End of period                                                          $15.01              $13.08             $12.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.47              $5.46               $5.14
    End of period                                                           $5.85              $5.47               $5.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(699)

  Accumulation unit value:
    Beginning of period                                                    $15.47              $11.41             $10.54
    End of period                                                          $14.91              $15.47             $11.41
  Accumulation units outstanding
  at the end of period                                                      2,351                -                   -

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $11.06             $10.22
    End of period                                                          $13.00              $11.86             $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.19              $10.97              $9.77
    End of period                                                          $13.94              $12.19             $10.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.47              $7.94               $7.92
    End of period                                                           $8.68              $8.47               $7.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.13              $13.13             $12.74
    End of period                                                          $13.28              $13.13             $13.13
  Accumulation units outstanding
  at the end of period                                                      6,961              6,911               1,142

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.03              $15.03             $14.26
    End of period                                                          $16.24              $15.03             $14.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.68              $18.52             $16.87
    End of period                                                          $21.88              $19.68             $18.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.96              $7.27               $6.49
    End of period                                                           $8.23              $7.96               $7.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.64              $18.18             $17.07
    End of period                                                          $20.59              $18.64             $18.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.73              $21.12             $19.69
    End of period                                                          $24.14              $21.73             $21.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(686)

  Accumulation unit value:
    Beginning of period                                                    $21.20              $21.28             $19.36
    End of period                                                          $23.47              $21.20             $21.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.49              $23.94             $22.97
    End of period                                                          $25.04              $24.49             $23.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.26              $11.22             $11.32
    End of period                                                          $11.50              $11.26             $11.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.03              $16.12             $14.74
    End of period                                                          $20.13              $17.03             $16.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.52              $23.65             $22.09
    End of period                                                          $27.24              $24.52             $23.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $34.23              $30.70             $27.52
    End of period                                                          $35.72              $34.23             $30.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.68             $11.41
    End of period                                                          $15.42              $13.15             $12.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $12.30             $11.98
    End of period                                                          $13.21              $12.23             $12.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.13              $17.08             $16.11
    End of period                                                          $17.53              $17.13             $17.08
  Accumulation units outstanding
  at the end of period                                                      1,764              1,768                294

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.29              $14.29             $13.83
    End of period                                                          $14.42              $14.29             $14.29
  Accumulation units outstanding
  at the end of period                                                      4,269              4,238                699




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.31%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(822)

  Accumulation unit value:
    Beginning of period                                                    $15.31              $14.63               N/A
    End of period                                                          $18.01              $15.31               N/A
  Accumulation units outstanding
  at the end of period                                                       659                738                 N/A

Fifth Third Mid Cap VIP Division(822)

  Accumulation unit value:
    Beginning of period                                                    $15.81              $13.78               N/A
    End of period                                                          $17.00              $15.81               N/A
  Accumulation units outstanding
  at the end of period                                                       223                285                 N/A

Fifth Third Quality Growth VIP Division(822)

  Accumulation unit value:
    Beginning of period                                                     $7.20              $6.41                N/A
    End of period                                                           $7.37              $7.20                N/A
  Accumulation units outstanding
  at the end of period                                                      1,467              1,683                N/A

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.87             $10.31
    End of period                                                          $12.00              $11.39             $10.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(983)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $10.16               N/A
    End of period                                                          $10.71              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(875)

  Accumulation unit value:
    Beginning of period                                                    $11.52              $11.14               N/A
    End of period                                                          $15.36              $11.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.28              $11.59             $11.05
    End of period                                                          $13.74              $12.28             $11.59
  Accumulation units outstanding
  at the end of period                                                       213                267                  -

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.61              $16.05             $15.37
    End of period                                                          $18.07              $17.61             $16.05
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.33               $8.92
    End of period                                                            N/A               $8.46               $9.33
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.10              $15.94             $15.05
    End of period                                                          $17.68              $16.10             $15.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.18              $18.15             $16.28
    End of period                                                          $21.34              $18.18             $18.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $9.77               $9.09
    End of period                                                          $11.38              $10.51              $9.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.97              $19.25             $17.16
    End of period                                                          $21.86              $19.97             $19.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1085)

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.60               N/A
    End of period                                                          $12.49              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(875)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $11.03               N/A
    End of period                                                          $12.69              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.36              $12.35             $11.09
    End of period                                                          $16.00              $13.36             $12.35
  Accumulation units outstanding
  at the end of period                                                       260                328                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.39              $9.83               $8.66
    End of period                                                          $14.70              $11.39              $9.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.23              $16.20             $14.09
    End of period                                                          $19.29              $17.23             $16.20
  Accumulation units outstanding
  at the end of period                                                       219                252                  -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.06              $13.75             $12.41
    End of period                                                          $16.05              $14.06             $13.75
  Accumulation units outstanding
  at the end of period                                                       190                229                  -

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $11.43              $9.93
    End of period                                                          $11.89              $10.84             $11.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.82             $10.54
    End of period                                                          $10.91              $10.77             $10.82
  Accumulation units outstanding
  at the end of period                                                       266                267                 267

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.28              $4.34               $3.97
    End of period                                                           $5.70              $4.28               $4.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.90              $10.39              $9.62
    End of period                                                          $10.98              $9.90              $10.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.45              $9.16               $8.91
    End of period                                                          $10.69              $8.45               $9.16
  Accumulation units outstanding
  at the end of period                                                       571                611                  -

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                          $11.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.06              $7.91               $7.33
    End of period                                                           $9.20              $8.06               $7.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.99              $11.56             $10.40
    End of period                                                          $13.91              $11.99             $11.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.10              $11.24              $9.30
    End of period                                                          $16.57              $12.10             $11.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.28             $10.59
    End of period                                                          $11.23              $10.81             $10.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.66              $13.24             $11.70
    End of period                                                          $17.99              $14.66             $13.24
  Accumulation units outstanding
  at the end of period                                                       343                348                 239

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.89              $9.68
    End of period                                                          $13.67              $11.77             $10.89
  Accumulation units outstanding
  at the end of period                                                      4,173              4,362                 -

JNL/MCM JNL Optimized 5 Division(1147)

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(680)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.81              $9.90
    End of period                                                          $10.70              $10.46             $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.18              $16.60             $14.00
    End of period                                                          $26.19              $22.18             $16.60
  Accumulation units outstanding
  at the end of period                                                       223                246                  -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.75              $9.51               $8.16
    End of period                                                          $13.04              $12.75              $9.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.70              $12.52             $11.33
    End of period                                                          $14.69              $13.70             $12.52
  Accumulation units outstanding
  at the end of period                                                       839                856                 508

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.23              $9.55
    End of period                                                          $11.74              $10.44             $10.23
  Accumulation units outstanding
  at the end of period                                                      2,146              2,195               1,209






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.71              $17.58             $15.39
    End of period                                                          $20.02              $18.71             $17.58
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.07              $12.83             $11.38
    End of period                                                          $15.01              $13.07             $12.83
  Accumulation units outstanding
  at the end of period                                                       661                670                 500

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.47              $5.46               $5.13
    End of period                                                           $5.84              $5.47               $5.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                                                    $15.47              $11.41              $9.76
    End of period                                                          $14.91              $15.47             $11.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $11.06              $9.89
    End of period                                                          $13.00              $11.86             $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.19              $10.97              $9.77
    End of period                                                          $13.93              $12.19             $10.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.47              $7.94               $7.92
    End of period                                                           $8.68              $8.47               $7.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.12              $13.13             $12.74
    End of period                                                          $13.27              $13.12             $13.13
  Accumulation units outstanding
  at the end of period                                                      3,129              2,996                 -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.02              $15.02             $14.25
    End of period                                                          $16.22              $15.02             $14.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.66              $18.50             $16.85
    End of period                                                          $21.85              $19.66             $18.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.96              $7.26               $6.49
    End of period                                                           $8.22              $7.96               $7.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.62              $18.16             $17.05
    End of period                                                          $20.57              $18.62             $18.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(762)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $10.29               N/A
    End of period                                                          $11.00              $10.43               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.71              $21.09             $19.68
    End of period                                                          $24.11              $21.71             $21.09
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(719)

  Accumulation unit value:
    Beginning of period                                                    $21.17              $21.26             $21.21
    End of period                                                          $23.44              $21.17             $21.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.47              $23.92             $22.96
    End of period                                                          $25.01              $24.47             $23.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $11.21             $11.31
    End of period                                                          $11.49              $11.25             $11.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.03              $16.11             $14.74
    End of period                                                          $20.12              $17.03             $16.11
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.49              $23.62             $22.07
    End of period                                                          $27.21              $24.49             $23.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $34.19              $30.67             $27.50
    End of period                                                          $35.68              $34.19             $30.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.14              $12.67             $11.41
    End of period                                                          $15.41              $13.14             $12.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.22              $12.29             $11.97
    End of period                                                          $13.19              $12.22             $12.29
  Accumulation units outstanding
  at the end of period                                                       287                301                  -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.11              $17.07             $16.09
    End of period                                                          $17.51              $17.11             $17.07
  Accumulation units outstanding
  at the end of period                                                      1,532              1,524                 -

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.28              $14.28             $13.82
    End of period                                                          $14.41              $14.28             $14.28
  Accumulation units outstanding
  at the end of period                                                      1,320              1,281                 -




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.36%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                    $15.25              $14.67             $13.58
    End of period                                                          $17.94              $15.25             $14.67
  Accumulation units outstanding
  at the end of period                                                      7,552              5,298               1,389

Fifth Third Mid Cap VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                    $15.78              $14.69             $12.98
    End of period                                                          $16.96              $15.78             $14.69
  Accumulation units outstanding
  at the end of period                                                      3,064              2,123                581

Fifth Third Quality Growth VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                     $7.19              $6.94               $6.20
    End of period                                                           $7.35              $7.19               $6.94
  Accumulation units outstanding
  at the end of period                                                     16,263              10,762              2,876

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.36              $10.85             $10.30
    End of period                                                          $11.97              $11.36             $10.85
  Accumulation units outstanding
  at the end of period                                                      1,552               346                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(983)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $10.14               N/A
    End of period                                                          $10.69              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                                                    $11.52              $10.51               N/A
    End of period                                                          $15.34              $11.52               N/A
  Accumulation units outstanding
  at the end of period                                                       829                159                 N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.25              $11.57             $11.04
    End of period                                                          $13.70              $12.25             $11.57
  Accumulation units outstanding
  at the end of period                                                      1,934              1,423                410

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.52              $15.97             $15.30
    End of period                                                          $17.96              $17.52             $15.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.30               $8.89
    End of period                                                            N/A               $8.43               $9.30
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.03              $15.87             $14.99
    End of period                                                          $17.59              $16.03             $15.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.10              $18.07             $16.21
    End of period                                                          $21.23              $18.10             $18.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $9.75               $9.08
    End of period                                                          $11.34              $10.48              $9.75
  Accumulation units outstanding
  at the end of period                                                      2,112              2,115               2,118

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.86              $19.15             $17.08
    End of period                                                          $21.74              $19.86             $19.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1097)

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       393                N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(840)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.31               N/A
    End of period                                                          $12.48              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                       459                 -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.71               N/A
    End of period                                                          $12.67              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1070)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.29              $12.29             $11.04
    End of period                                                          $15.91              $13.29             $12.29
  Accumulation units outstanding
  at the end of period                                                      2,629              1,810                521

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.35              $9.80               $8.63
    End of period                                                          $14.63              $11.35              $9.80
  Accumulation units outstanding
  at the end of period                                                       292                 -                   -

JNL/Lazard Emerging Markets Division(1067)

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.16              $16.15             $14.05
    End of period                                                          $19.20              $17.16             $16.15
  Accumulation units outstanding
  at the end of period                                                      2,871              1,941                534

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.01              $13.70             $12.37
    End of period                                                          $15.98              $14.01             $13.70
  Accumulation units outstanding
  at the end of period                                                      1,718              1,265                394

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $11.39              $9.90
    End of period                                                          $11.84              $10.80             $11.39
  Accumulation units outstanding
  at the end of period                                                      1,798              1,798                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.80             $10.53
    End of period                                                          $10.88              $10.75             $10.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(601)

  Accumulation unit value:
    Beginning of period                                                     $4.27              $4.33               $3.87
    End of period                                                           $5.68              $4.27               $4.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(601)

  Accumulation unit value:
    Beginning of period                                                     $9.87              $10.36              $9.61
    End of period                                                          $10.94              $9.87              $10.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.42              $9.14               $8.89
    End of period                                                          $10.65              $8.42               $9.14
  Accumulation units outstanding
  at the end of period                                                      3,586              3,428               1,133

JNL/MCM Dow Dividend Division(1004)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $11.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,524               N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(584)

  Accumulation unit value:
    Beginning of period                                                     $8.03              $7.89               $7.12
    End of period                                                           $9.16              $8.03               $7.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.95              $11.53             $10.38
    End of period                                                          $13.86              $11.95             $11.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.06              $11.21              $9.28
    End of period                                                          $16.51              $12.06             $11.21
  Accumulation units outstanding
  at the end of period                                                      2,461              1,874                 -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.25             $10.56
    End of period                                                          $11.18              $10.78             $10.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.63              $13.22             $11.69
    End of period                                                          $17.94              $14.63             $13.22
  Accumulation units outstanding
  at the end of period                                                       84                 188                  -

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $10.88              $9.62
    End of period                                                          $13.65              $11.76             $10.88
  Accumulation units outstanding
  at the end of period                                                     18,059              2,576                640

JNL/MCM JNL Optimized 5 Division(1062)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(700)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.81             $10.40
    End of period                                                          $10.69              $10.45             $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.11              $16.55             $13.96
    End of period                                                          $26.09              $22.11             $16.55
  Accumulation units outstanding
  at the end of period                                                       200                 -                   -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $9.48               $8.14
    End of period                                                          $12.99              $12.71              $9.48
  Accumulation units outstanding
  at the end of period                                                      3,185              3,187               1,180

JNL/MCM S&P 24 Division(1062)

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                          $10.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.68              $12.50             $11.31
    End of period                                                          $14.65              $13.68             $12.50
  Accumulation units outstanding
  at the end of period                                                        -                 199                  -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $10.22              $9.53
    End of period                                                          $11.71              $10.42             $10.22
  Accumulation units outstanding
  at the end of period                                                        -                 513                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.65              $17.53             $15.35
    End of period                                                          $19.94              $18.65             $17.53
  Accumulation units outstanding
  at the end of period                                                      1,199              1,199                 -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.04              $12.81             $11.36
    End of period                                                          $14.97              $13.04             $12.81
  Accumulation units outstanding
  at the end of period                                                        -                 137                  -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.45              $5.45               $5.12
    End of period                                                           $5.82              $5.45               $5.45
  Accumulation units outstanding
  at the end of period                                                        -                 163                  -

JNL/MCM Value Line 25 Division(690)

  Accumulation unit value:
    Beginning of period                                                    $15.46              $11.40              $9.53
    End of period                                                          $14.89              $15.46             $11.40
  Accumulation units outstanding
  at the end of period                                                      1,196                -                   -

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.05              $9.76
    End of period                                                          $12.99              $11.85             $11.05
  Accumulation units outstanding
  at the end of period                                                       623                 62                 63

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.16              $10.94              $9.75
    End of period                                                          $13.89              $12.16             $10.94
  Accumulation units outstanding
  at the end of period                                                       423                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.45              $7.92               $7.91
    End of period                                                           $8.65              $8.45               $7.92
  Accumulation units outstanding
  at the end of period                                                       427                482                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.07              $13.08             $12.70
    End of period                                                          $13.21              $13.07             $13.08
  Accumulation units outstanding
  at the end of period                                                     24,087              7,091                556

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.94              $14.94             $14.19
    End of period                                                          $16.12              $14.94             $14.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(608)

  Accumulation unit value:
    Beginning of period                                                    $19.55              $18.41             $17.04
    End of period                                                          $21.72              $19.55             $18.41
  Accumulation units outstanding
  at the end of period                                                       361                 -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.93              $7.25               $6.48
    End of period                                                           $8.19              $7.93               $7.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.52              $18.07             $16.97
    End of period                                                          $20.45              $18.52             $18.07
  Accumulation units outstanding
  at the end of period                                                       227                245                 38

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.60              $21.00             $19.59
    End of period                                                          $23.97              $21.60             $21.00
  Accumulation units outstanding
  at the end of period                                                       35                  -                   -

JNL/Select Global Growth Division(584)

  Accumulation unit value:
    Beginning of period                                                    $21.06              $21.16             $18.71
    End of period                                                          $23.31              $21.06             $21.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.34              $23.81             $22.85
    End of period                                                          $24.87              $24.34             $23.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $11.15             $11.26
    End of period                                                          $11.42              $11.19             $11.15
  Accumulation units outstanding
  at the end of period                                                     17,348                -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.00              $16.09             $14.72
    End of period                                                          $20.08              $17.00             $16.09
  Accumulation units outstanding
  at the end of period                                                       919                232                  -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.36              $23.51             $21.97
    End of period                                                          $27.05              $24.36             $23.51
  Accumulation units outstanding
  at the end of period                                                       506                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $34.01              $30.52             $27.38
    End of period                                                          $35.48              $34.01             $30.52
  Accumulation units outstanding
  at the end of period                                                      1,142                -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.64             $11.38
    End of period                                                          $15.36              $13.10             $12.64
  Accumulation units outstanding
  at the end of period                                                      1,060                -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.17              $12.25             $11.93
    End of period                                                          $13.14              $12.17             $12.25
  Accumulation units outstanding
  at the end of period                                                       779                 55                 54

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.02              $16.98             $16.02
    End of period                                                          $17.41              $17.02             $16.98
  Accumulation units outstanding
  at the end of period                                                      8,417              1,934                 -

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.20              $14.21             $13.76
    End of period                                                          $14.32              $14.20             $14.21
  Accumulation units outstanding
  at the end of period                                                      9,471              3,506                46






ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.40%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(637)

  Accumulation unit value:
    Beginning of period                                                    $15.23              $14.66             $13.29
    End of period                                                          $17.90              $15.23             $14.66
  Accumulation units outstanding
  at the end of period                                                      1,429              1,429               1,429

Fifth Third Mid Cap VIP Division(637)

  Accumulation unit value:
    Beginning of period                                                    $15.76              $14.67             $12.53
    End of period                                                          $16.93              $15.76             $14.67
  Accumulation units outstanding
  at the end of period                                                       638                638                 638

Fifth Third Quality Growth VIP Division(637)

  Accumulation unit value:
    Beginning of period                                                     $7.17              $6.92               $6.15
    End of period                                                           $7.34              $7.17               $6.92
  Accumulation units outstanding
  at the end of period                                                      3,087              3,087               3,087

JNL/AIM Large Cap Growth Division(759)

  Accumulation unit value:
    Beginning of period                                                    $11.34              $10.62               N/A
    End of period                                                          $11.95              $11.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(828)

  Accumulation unit value:
    Beginning of period                                                    $11.52              $10.14               N/A
    End of period                                                          $15.33              $11.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(637)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $11.56              $9.71
    End of period                                                          $13.67              $12.23             $11.56
  Accumulation units outstanding
  at the end of period                                                       515                515                 515

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.45              $15.92             $15.25
    End of period                                                          $17.88              $17.45             $15.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.97              $15.82             $14.94
    End of period                                                          $17.51              $15.97             $15.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.03              $18.02             $16.17
    End of period                                                          $21.14              $18.03             $18.02
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(759)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $9.71                N/A
    End of period                                                          $11.31              $10.46               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/FMR MidCap Equity Division(819)

  Accumulation unit value:
    Beginning of period                                                    $19.77              $16.92               N/A
    End of period                                                          $21.63              $19.77               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1159)

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.40               N/A
    End of period                                                          $12.48              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(866)

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.95               N/A
    End of period                                                          $12.67              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.23              $12.24             $11.00
    End of period                                                          $15.84              $13.23             $12.24
  Accumulation units outstanding
  at the end of period                                                       579                579                 579

JNL/JPMorgan International Value Division(615)

  Accumulation unit value:
    Beginning of period                                                    $11.31              $9.77               $8.47
    End of period                                                          $14.58              $11.31              $9.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1092)

  Accumulation unit value:
    Beginning of period                                                     $8.28               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.11              $16.10             $14.01
    End of period                                                          $19.14              $17.11             $16.10
  Accumulation units outstanding
  at the end of period                                                       590                590                 590

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.97              $13.67             $12.34
    End of period                                                          $15.93              $13.97             $13.67
  Accumulation units outstanding
  at the end of period                                                       430                430                 430

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $11.37              $9.88
    End of period                                                          $11.81              $10.77             $11.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(699)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.79             $10.77
    End of period                                                          $10.86              $10.73             $10.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(965)

  Accumulation unit value:
    Beginning of period                                                     $4.26              $4.39                N/A
    End of period                                                           $5.66              $4.26                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division(965)

  Accumulation unit value:
    Beginning of period                                                     $9.84              $10.03               N/A
    End of period                                                          $10.90              $9.84                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.40              $9.12               $8.87
    End of period                                                          $10.62              $8.40               $9.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $11.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,617               N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(812)

  Accumulation unit value:
    Beginning of period                                                     $8.01              $7.38                N/A
    End of period                                                           $9.13              $8.01                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(722)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $11.51             $11.22
    End of period                                                          $13.81              $11.92             $11.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.03              $11.18              $9.26
    End of period                                                          $16.46              $12.03             $11.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(793)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.07               N/A
    End of period                                                          $11.15              $10.74               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM International Index Division(692)

  Accumulation unit value:
    Beginning of period                                                    $14.61              $13.20             $11.91
    End of period                                                          $17.91              $14.61             $13.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $10.88              $9.87
    End of period                                                          $13.64              $11.76             $10.88
  Accumulation units outstanding
  at the end of period                                                      2,191                -                   -

JNL/MCM JNL Optimized 5 Division(1081)

  Accumulation unit value:
    Beginning of period                                                     $9.40               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(705)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.81             $10.50
    End of period                                                          $10.68              $10.45             $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(722)

  Accumulation unit value:
    Beginning of period                                                    $22.04              $16.51             $16.14
    End of period                                                          $26.00              $22.04             $16.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $9.46               $8.12
    End of period                                                          $12.95              $12.67              $9.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(615)

  Accumulation unit value:
    Beginning of period                                                    $13.65              $12.49             $11.17
    End of period                                                          $14.62              $13.65             $12.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(615)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.20              $9.44
    End of period                                                          $11.68              $10.40             $10.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.60              $17.49             $15.32
    End of period                                                          $19.88              $18.60             $17.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(615)

  Accumulation unit value:
    Beginning of period                                                    $13.02              $12.80             $11.18
    End of period                                                          $14.94              $13.02             $12.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Technology Sector Division(615)

  Accumulation unit value:
    Beginning of period                                                     $5.44              $5.44               $5.06
    End of period                                                           $5.80              $5.44               $5.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(696)

  Accumulation unit value:
    Beginning of period                                                    $15.45              $11.40             $10.16
    End of period                                                          $14.88              $15.45             $11.40
  Accumulation units outstanding
  at the end of period                                                      1,933                -                   -

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.05             $10.10
    End of period                                                          $12.97              $11.85             $11.05
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.14              $10.93              $9.74
    End of period                                                          $13.86              $12.14             $10.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(615)

  Accumulation unit value:
    Beginning of period                                                     $8.43              $7.91               $7.52
    End of period                                                           $8.63              $8.43               $7.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.03              $13.04             $12.67
    End of period                                                          $13.16              $13.03             $13.04
  Accumulation units outstanding
  at the end of period                                                      1,167              1,167               1,167

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division(793)

  Accumulation unit value:
    Beginning of period                                                    $19.47              $17.77               N/A
    End of period                                                          $21.62              $19.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.92              $7.23               $6.47
    End of period                                                           $8.17              $7.92               $7.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(759)

  Accumulation unit value:
    Beginning of period                                                    $18.44              $17.77               N/A
    End of period                                                          $20.35              $18.44               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.50              $20.91             $19.52
    End of period                                                          $23.86              $21.50             $20.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(722)

  Accumulation unit value:
    Beginning of period                                                    $20.97              $21.08             $20.70
    End of period                                                          $23.20              $20.97             $21.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(879)

  Accumulation unit value:
    Beginning of period                                                    $24.23              $23.52               N/A
    End of period                                                          $24.75              $24.23               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Money Market Division(710)

  Accumulation unit value:
    Beginning of period                                                    $11.14              $11.11             $11.12
    End of period                                                          $11.37              $11.14             $11.11
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(722)

  Accumulation unit value:
    Beginning of period                                                    $16.98              $16.08             $15.65
    End of period                                                          $20.04              $16.98             $16.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.26              $23.42             $21.90
    End of period                                                          $26.93              $24.26             $23.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $33.87              $30.40             $27.28
    End of period                                                          $35.31              $33.87             $30.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $12.62             $11.37
    End of period                                                          $15.32              $13.08             $12.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(705)

  Accumulation unit value:
    Beginning of period                                                    $12.12              $12.21             $12.12
    End of period                                                          $13.08              $12.12             $12.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset Strategic Bond Division(637)

  Accumulation unit value:
    Beginning of period                                                    $16.95              $16.92             $16.25
    End of period                                                          $17.32              $16.95             $16.92
  Accumulation units outstanding
  at the end of period                                                      1,952               308                 308

JNL/Western Asset U.S. Government & Quality Bond Division(637)

  Accumulation unit value:
    Beginning of period                                                    $14.14              $14.15             $13.96
    End of period                                                          $14.26              $14.14             $14.15
  Accumulation units outstanding
  at the end of period                                                       716                716                 716




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.41%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division(605)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $11.85             $11.45
    End of period                                                          $12.54              $11.78             $11.85
  Accumulation units outstanding
  at the end of period                                                       55                  50                 47

Fifth Third Disciplined Value VIP Division(611)

  Accumulation unit value:
    Beginning of period                                                    $15.23              $14.66             $13.64
    End of period                                                          $17.90              $15.23             $14.66
  Accumulation units outstanding
  at the end of period                                                      1,736              1,154                452

Fifth Third Mid Cap VIP Division(611)

  Accumulation unit value:
    Beginning of period                                                    $15.75              $14.67             $13.81
    End of period                                                          $16.92              $15.75             $14.67
  Accumulation units outstanding
  at the end of period                                                       447                220                 188

Fifth Third Quality Growth VIP Division(611)

  Accumulation unit value:
    Beginning of period                                                     $7.17              $6.92               $6.75
    End of period                                                           $7.33              $7.17               $6.92
  Accumulation units outstanding
  at the end of period                                                      2,565              1,198                913

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.34              $10.83             $10.29
    End of period                                                          $11.94              $11.34             $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(983)

  Accumulation unit value:
    Beginning of period                                                    $10.12              $10.12               N/A
    End of period                                                          $10.66              $10.12               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(868)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $11.25               N/A
    End of period                                                          $15.33              $11.51               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $11.55             $11.02
    End of period                                                          $13.67              $12.23             $11.55
  Accumulation units outstanding
  at the end of period                                                       352                169                 146

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.43              $15.90             $15.24
    End of period                                                          $17.86              $17.43             $15.90
  Accumulation units outstanding
  at the end of period                                                       302                203                 134

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.27               $8.87
    End of period                                                            N/A               $8.40               $9.27
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.95              $15.81             $14.93
    End of period                                                          $17.50              $15.95             $15.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.01              $18.00             $16.15
    End of period                                                          $21.12              $18.01             $18.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $9.72               $9.06
    End of period                                                          $11.30              $10.45              $9.72
  Accumulation units outstanding
  at the end of period                                                       175                197                 199

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.75              $19.06             $17.00
    End of period                                                          $21.61              $19.75             $19.06
  Accumulation units outstanding
  at the end of period                                                       897                850                 141

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $11.02               N/A
    End of period                                                          $12.47              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                       958                858                 N/A

JNL/Goldman Sachs Mid Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.71               N/A
    End of period                                                          $12.66              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                       856                833                 N/A

JNL/Goldman Sachs Short Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(611)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $12.23             $10.76
    End of period                                                          $15.82              $13.22             $12.23
  Accumulation units outstanding
  at the end of period                                                       835                606                 181

JNL/JPMorgan International Value Division(605)

  Accumulation unit value:
    Beginning of period                                                    $11.31              $9.77               $8.45
    End of period                                                          $14.57              $11.31              $9.77
  Accumulation units outstanding
  at the end of period                                                      1,022              1,179                269

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.09              $16.09             $14.01
    End of period                                                          $19.12              $17.09             $16.09
  Accumulation units outstanding
  at the end of period                                                       423                202                 181

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.95              $13.66             $12.33
    End of period                                                          $15.91              $13.95             $13.66
  Accumulation units outstanding
  at the end of period                                                       309                145                 129

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $11.36              $9.88
    End of period                                                          $11.80              $10.77             $11.36
  Accumulation units outstanding
  at the end of period                                                      2,011              2,189                624






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.79             $10.51
    End of period                                                          $10.85              $10.73             $10.79
  Accumulation units outstanding
  at the end of period                                                      1,545              1,542                 -

JNL/MCM Communications Sector Division(978)

  Accumulation unit value:
    Beginning of period                                                     $4.26              $4.31                N/A
    End of period                                                           $5.66              $4.26                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division(719)

  Accumulation unit value:
    Beginning of period                                                     $9.84              $10.33              $9.97
    End of period                                                          $10.89              $9.84              $10.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.39              $9.11               $8.86
    End of period                                                          $10.61              $8.39               $9.11
  Accumulation units outstanding
  at the end of period                                                      1,069              1,322                786

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(649)

  Accumulation unit value:
    Beginning of period                                                     $8.00              $7.86               $7.16
    End of period                                                           $9.13              $8.00               $7.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(601)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $11.50             $10.45
    End of period                                                          $13.81              $11.92             $11.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.02              $11.18              $9.26
    End of period                                                          $16.45              $12.02             $11.18
  Accumulation units outstanding
  at the end of period                                                      1,824              2,283                819

JNL/MCM Healthcare Sector Division(628)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.22              $9.62
    End of period                                                          $11.14              $10.74             $10.22
  Accumulation units outstanding
  at the end of period                                                       216                216                 216

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.60              $13.20             $11.67
    End of period                                                          $17.90              $14.60             $13.20
  Accumulation units outstanding
  at the end of period                                                       544                572                 344

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $10.88              $9.87
    End of period                                                          $13.64              $11.76             $10.88
  Accumulation units outstanding
  at the end of period                                                     18,256              12,115                -

JNL/MCM JNL Optimized 5 Division(1066)

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(696)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.81             $10.29
    End of period                                                          $10.68              $10.44             $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(601)

  Accumulation unit value:
    Beginning of period                                                    $22.04              $16.50             $14.22
    End of period                                                          $25.99              $22.04             $16.50
  Accumulation units outstanding
  at the end of period                                                       623                563                 516

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $9.45               $8.12
    End of period                                                          $12.94              $12.67              $9.45
  Accumulation units outstanding
  at the end of period                                                       703               1,029                738

JNL/MCM S&P 24 Division(1158)

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.65              $12.48             $11.30
    End of period                                                          $14.61              $13.65             $12.48
  Accumulation units outstanding
  at the end of period                                                      1,839              1,834                 -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.20              $9.52
    End of period                                                          $11.68              $10.40             $10.20
  Accumulation units outstanding
  at the end of period                                                       960               1,015                247






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.58              $17.48             $15.31
    End of period                                                          $19.86              $18.58             $17.48
  Accumulation units outstanding
  at the end of period                                                       248                430                 259

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.02              $12.79             $11.35
    End of period                                                          $14.93              $13.02             $12.79
  Accumulation units outstanding
  at the end of period                                                       259                272                  -

JNL/MCM Technology Sector Division(655)

  Accumulation unit value:
    Beginning of period                                                     $5.46              $5.46               $4.60
    End of period                                                           $5.83              $5.46               $5.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(696)

  Accumulation unit value:
    Beginning of period                                                    $15.45              $11.40             $10.16
    End of period                                                          $14.88              $15.45             $11.40
  Accumulation units outstanding
  at the end of period                                                      6,218              5,919                 -

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.05             $10.36
    End of period                                                          $12.97              $11.85             $11.05
  Accumulation units outstanding
  at the end of period                                                      3,300              3,455                 -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.13              $10.92              $9.74
    End of period                                                          $13.85              $12.13             $10.92
  Accumulation units outstanding
  at the end of period                                                       447                349                 246






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.43              $7.91               $7.89
    End of period                                                           $8.63              $8.43               $7.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.02              $13.04             $12.66
    End of period                                                          $13.15              $13.02             $13.04
  Accumulation units outstanding
  at the end of period                                                      5,276              4,338                520

JNL/PPM America High Yield Bond Division(582)

  Accumulation unit value:
    Beginning of period                                                    $14.86              $14.86             $13.83
    End of period                                                          $16.03              $14.86             $14.58
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(979)

  Accumulation unit value:
    Beginning of period                                                    $19.45              $19.79               N/A
    End of period                                                          $21.60              $19.45               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Putnam Midcap Growth Division(655)

  Accumulation unit value:
    Beginning of period                                                     $7.97              $7.29               $6.16
    End of period                                                           $8.23              $7.97               $7.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(601)

  Accumulation unit value:
    Beginning of period                                                    $18.42              $17.99             $16.95
    End of period                                                          $20.33              $18.42             $17.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division(754)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.29               N/A
    End of period                                                          $11.57              $10.74               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.48              $20.89             $19.50
    End of period                                                          $23.83              $21.48             $20.89
  Accumulation units outstanding
  at the end of period                                                       589                617                 26

JNL/Select Global Growth Division(628)

  Accumulation unit value:
    Beginning of period                                                    $20.95              $21.06             $18.13
    End of period                                                          $23.17              $20.95             $21.06
  Accumulation units outstanding
  at the end of period                                                       235                172                 99

JNL/Select Large Cap Growth Division(609)

  Accumulation unit value:
    Beginning of period                                                    $24.21              $23.69             $23.11
    End of period                                                          $24.72              $24.21             $23.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(626)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $11.10             $11.16
    End of period                                                          $11.36              $11.13             $11.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(601)

  Accumulation unit value:
    Beginning of period                                                    $16.97              $16.07             $14.78
    End of period                                                          $20.04              $16.97             $16.07
  Accumulation units outstanding
  at the end of period                                                       290                223                 145

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.23              $23.40             $21.88
    End of period                                                          $26.90              $24.23             $23.40
  Accumulation units outstanding
  at the end of period                                                       204                 16                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $33.83              $30.37             $27.25
    End of period                                                          $35.27              $33.83             $30.37
  Accumulation units outstanding
  at the end of period                                                       406                379                  -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.07              $12.61             $11.36
    End of period                                                          $15.31              $13.07             $12.61
  Accumulation units outstanding
  at the end of period                                                       183                 15                  -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.12              $12.21             $11.90
    End of period                                                          $13.08              $12.12             $12.21
  Accumulation units outstanding
  at the end of period                                                       451                484                 151

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.92              $16.89             $15.94
    End of period                                                          $17.30              $16.92             $16.89
  Accumulation units outstanding
  at the end of period                                                      1,134              1,070                210

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.13              $14.14             $13.70
    End of period                                                          $14.24              $14.13             $14.14
  Accumulation units outstanding
  at the end of period                                                      1,443               733                 234




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.45%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(600)

  Accumulation unit value:
    Beginning of period                                                    $15.21              $14.64             $13.64
    End of period                                                          $17.86              $15.21             $14.64
  Accumulation units outstanding
  at the end of period                                                       239                259                 260

Fifth Third Mid Cap VIP Division(600)

  Accumulation unit value:
    Beginning of period                                                    $15.73              $14.66             $13.86
    End of period                                                          $16.90              $15.73             $14.66
  Accumulation units outstanding
  at the end of period                                                       100                108                 108

Fifth Third Quality Growth VIP Division(607)

  Accumulation unit value:
    Beginning of period                                                     $7.15              $6.91               $6.85
    End of period                                                           $7.31              $7.15               $6.91
  Accumulation units outstanding
  at the end of period                                                       420                421                 421

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.82             $10.28
    End of period                                                          $11.92              $11.32             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(776)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(843)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.43               N/A
    End of period                                                          $15.32              $11.51               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.21              $11.54             $11.01
    End of period                                                          $13.64              $12.21             $11.54
  Accumulation units outstanding
  at the end of period                                                       76                  81                 82

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.36              $15.84             $15.18
    End of period                                                          $17.78              $17.36             $15.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.25               $8.86
    End of period                                                            N/A               $8.39               $9.25
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.90              $15.76             $14.89
    End of period                                                          $17.43              $15.90             $15.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.95              $17.94             $16.10
    End of period                                                          $21.03              $17.95             $17.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $9.71               $9.04
    End of period                                                          $11.27              $10.43              $9.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.67              $18.99             $16.94
    End of period                                                          $21.51              $19.67             $18.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1107)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(854)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.54               N/A
    End of period                                                          $12.47              $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.45               N/A
    End of period                                                          $12.66              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.18             $10.94
    End of period                                                          $15.73              $13.15             $12.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $9.74               $8.59
    End of period                                                          $14.52              $11.27              $9.74
  Accumulation units outstanding
  at the end of period                                                       120                130                 130

JNL/Lazard Emerging Markets Division(1221)

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.04              $16.05             $13.97
    End of period                                                          $19.05              $17.04             $16.05
  Accumulation units outstanding
  at the end of period                                                       96                 105                 105

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.91              $13.62             $12.30
    End of period                                                          $15.85              $13.91             $13.62
  Accumulation units outstanding
  at the end of period                                                        7                  12                 12

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $11.34              $9.86
    End of period                                                          $11.76              $10.74             $11.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.77             $10.50
    End of period                                                          $10.83              $10.71             $10.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.25              $4.31               $3.94
    End of period                                                           $5.64              $4.25               $4.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(762)

  Accumulation unit value:
    Beginning of period                                                     $9.81              $10.07               N/A
    End of period                                                          $10.86              $9.81                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.37              $9.09               $8.85
    End of period                                                          $10.58              $8.37               $9.09
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.98              $7.85               $7.28
    End of period                                                           $9.10              $7.98               $7.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $11.48             $10.33
    End of period                                                          $13.76              $11.88             $11.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.99              $11.15              $9.24
    End of period                                                          $16.40              $11.99             $11.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.20             $10.52
    End of period                                                          $11.11              $10.71             $10.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.58              $13.18             $11.66
    End of period                                                          $17.86              $14.58             $13.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $10.88             $10.31
    End of period                                                          $13.62              $11.75             $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL Optimized 5 Division(1212)

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(694)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.81             $10.24
    End of period                                                          $10.67              $10.44             $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.98              $16.47             $13.90
    End of period                                                          $25.91              $21.98             $16.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $9.43               $8.10
    End of period                                                          $12.90              $12.63              $9.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.63              $12.47             $11.29
    End of period                                                          $14.59              $13.63             $12.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.38              $10.19              $9.51
    End of period                                                          $11.66              $10.38             $10.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.54              $17.44             $15.28
    End of period                                                          $19.80              $18.54             $17.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.00              $12.78             $11.34
    End of period                                                          $14.90              $13.00             $12.78
  Accumulation units outstanding
  at the end of period                                                       65                  65                 65

JNL/MCM Technology Sector Division(706)

  Accumulation unit value:
    Beginning of period                                                     $5.42              $5.42               $5.28
    End of period                                                           $5.78              $5.42               $5.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(735)

  Accumulation unit value:
    Beginning of period                                                    $15.44              $11.40             $11.43
    End of period                                                          $14.86              $15.44             $11.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $11.05             $10.77
    End of period                                                          $12.96              $11.84             $11.05
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.11              $10.91              $9.72
    End of period                                                          $13.82              $12.11             $10.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.41              $7.90               $7.88
    End of period                                                           $8.61              $8.41               $7.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.98              $13.00             $12.63
    End of period                                                          $13.11              $12.98             $13.00
  Accumulation units outstanding
  at the end of period                                                       238                277                 278

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.79              $14.79             $14.07
    End of period                                                          $15.95              $14.79             $14.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.37              $18.25             $16.64
    End of period                                                          $21.50              $19.37             $18.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.89              $7.22               $6.45
    End of period                                                           $8.15              $7.89               $7.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.34              $17.92             $16.84
    End of period                                                          $20.23              $18.34             $17.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.39              $20.81             $19.43
    End of period                                                          $23.72              $21.39             $20.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(706)

  Accumulation unit value:
    Beginning of period                                                    $20.86              $20.98             $20.33
    End of period                                                          $23.07              $20.86             $20.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.11              $23.60             $22.67
    End of period                                                          $24.61              $24.11             $23.60
  Accumulation units outstanding
  at the end of period                                                       19                  30                 31

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.08              $11.06             $11.17
    End of period                                                          $11.30              $11.08             $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.95              $16.06             $14.70
    End of period                                                          $20.00              $16.95             $16.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.13              $23.31             $21.80
    End of period                                                          $26.77              $24.13             $23.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $33.68              $30.25             $27.16
    End of period                                                          $35.11              $33.68             $30.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.04              $12.59             $11.34
    End of period                                                          $15.27              $13.04             $12.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.08              $12.18             $11.86
    End of period                                                          $13.03              $12.08             $12.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.86              $16.84             $15.89
    End of period                                                          $17.22              $16.86             $16.84
  Accumulation units outstanding
  at the end of period                                                       66                  78                 79

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.07              $14.08             $13.65
    End of period                                                          $14.17              $14.07             $14.08
  Accumulation units outstanding
  at the end of period                                                       142                164                 164




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.46%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                    $15.20              $14.64             $13.18
    End of period                                                          $17.86              $15.20             $14.64
  Accumulation units outstanding
  at the end of period                                                      5,033              1,555               1,076

Fifth Third Mid Cap VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                    $15.73              $14.65             $13.29
    End of period                                                          $16.89              $15.73             $14.65
  Accumulation units outstanding
  at the end of period                                                      1,786               475                 436

Fifth Third Quality Growth VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                     $7.15              $6.91               $6.52
    End of period                                                           $7.31              $7.15               $6.91
  Accumulation units outstanding
  at the end of period                                                      2,458              2,528               2,292

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.82             $10.28
    End of period                                                          $11.91              $11.32             $10.82
  Accumulation units outstanding
  at the end of period                                                       420                315                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.21               N/A
    End of period                                                          $15.32              $11.51               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.20              $11.53             $11.01
    End of period                                                          $13.63              $12.20             $11.53
  Accumulation units outstanding
  at the end of period                                                       336                377                 343

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.34              $15.82             $15.17
    End of period                                                          $17.76              $17.34             $15.82
  Accumulation units outstanding
  at the end of period                                                       115                768                 40

JNL/Alliance Capital Growth Division(584)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.24               $8.62
    End of period                                                            N/A               $8.37               $9.24
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.88              $15.74             $14.88
    End of period                                                          $17.41              $15.88             $15.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.93              $17.93             $16.09
    End of period                                                          $21.01              $17.93             $17.93
  Accumulation units outstanding
  at the end of period                                                       725                157                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $9.70               $9.04
    End of period                                                          $11.27              $10.42              $9.70
  Accumulation units outstanding
  at the end of period                                                       234                470                 129

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.65              $18.97             $16.93
    End of period                                                          $21.48              $19.65             $18.97
  Accumulation units outstanding
  at the end of period                                                       355                350                  -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.61               N/A
    End of period                                                          $12.46              $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.45               N/A
    End of period                                                          $12.65              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1174)

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $10.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(583)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.17             $10.30
    End of period                                                          $15.72              $13.15             $12.17
  Accumulation units outstanding
  at the end of period                                                      2,131              2,566                441

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.26              $9.73               $8.58
    End of period                                                          $14.50              $11.26              $9.73
  Accumulation units outstanding
  at the end of period                                                      2,178              1,029                131

JNL/Lazard Emerging Markets Division(1066)

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.03              $16.04             $13.96
    End of period                                                          $19.03              $17.03             $16.04
  Accumulation units outstanding
  at the end of period                                                      1,825               612                 405

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.90              $13.61             $12.29
    End of period                                                          $15.84              $13.90             $13.61
  Accumulation units outstanding
  at the end of period                                                      1,162               454                 289

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $11.33              $9.86
    End of period                                                          $11.75              $10.73             $11.33
  Accumulation units outstanding
  at the end of period                                                      3,256              3,165                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.77             $10.50
    End of period                                                          $10.83              $10.70             $10.77
  Accumulation units outstanding
  at the end of period                                                      3,012              3,082                365

JNL/MCM Communications Sector Division(626)

  Accumulation unit value:
    Beginning of period                                                     $4.24              $4.31               $3.83
    End of period                                                           $5.64              $4.24               $4.31
  Accumulation units outstanding
  at the end of period                                                       105                149                 144

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.81              $10.30              $9.55
    End of period                                                          $10.86              $9.81              $10.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.36              $9.09               $8.84
    End of period                                                          $10.57              $8.36               $9.09
  Accumulation units outstanding
  at the end of period                                                      6,240              6,875               1,941

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $11.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.98              $7.84               $7.28
    End of period                                                           $9.09              $7.98               $7.84
  Accumulation units outstanding
  at the end of period                                                       35                  82                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(632)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $11.47             $10.28
    End of period                                                          $13.75              $11.88             $11.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.99              $11.15              $9.23
    End of period                                                          $16.39              $11.99             $11.15
  Accumulation units outstanding
  at the end of period                                                      4,615              5,179               1,588

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.20             $10.51
    End of period                                                          $11.10              $10.71             $10.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.57              $13.18             $11.66
    End of period                                                          $17.86              $14.57             $13.18
  Accumulation units outstanding
  at the end of period                                                      1,823              1,816                377

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $10.88              $9.72
    End of period                                                          $13.62              $11.75             $10.88
  Accumulation units outstanding
  at the end of period                                                     47,709              61,157               498

JNL/MCM JNL Optimized 5 Division(1096)

  Accumulation unit value:
    Beginning of period                                                     $9.16               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.81              $9.84
    End of period                                                          $10.67              $10.44             $10.81
  Accumulation units outstanding
  at the end of period                                                      1,853              1,709               1,628

JNL/MCM Oil & Gas Sector Division(603)

  Accumulation unit value:
    Beginning of period                                                    $21.97              $16.46             $14.17
    End of period                                                          $25.89              $21.97             $16.46
  Accumulation units outstanding
  at the end of period                                                      1,022               823                 279

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $9.43               $8.10
    End of period                                                          $12.89              $12.63              $9.43
  Accumulation units outstanding
  at the end of period                                                      5,105              5,574               1,743

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.62              $12.47             $11.29
    End of period                                                          $14.58              $13.62             $12.47
  Accumulation units outstanding
  at the end of period                                                      3,398              3,358               2,512

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.38              $10.19              $9.51
    End of period                                                          $11.65              $10.38             $10.19
  Accumulation units outstanding
  at the end of period                                                      9,624              9,800               6,720






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.52              $17.43             $15.27
    End of period                                                          $19.79              $18.52             $17.43
  Accumulation units outstanding
  at the end of period                                                      3,032              2,816                959

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.99              $12.78             $11.34
    End of period                                                          $14.90              $12.99             $12.78
  Accumulation units outstanding
  at the end of period                                                      1,270              1,336                392

JNL/MCM Technology Sector Division(584)

  Accumulation unit value:
    Beginning of period                                                     $5.41              $5.42               $5.06
    End of period                                                           $5.78              $5.41               $5.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(679)

  Accumulation unit value:
    Beginning of period                                                    $15.44              $11.40              $9.77
    End of period                                                          $14.86              $15.44             $11.40
  Accumulation units outstanding
  at the end of period                                                      3,252              1,611                110

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $11.05              $9.88
    End of period                                                          $12.96              $11.84             $11.05
  Accumulation units outstanding
  at the end of period                                                       352                374                 374

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.10              $10.90              $9.72
    End of period                                                          $13.81              $12.10             $10.90
  Accumulation units outstanding
  at the end of period                                                       607               1,418                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.41              $7.89               $7.88
    End of period                                                           $8.60              $8.41               $7.89
  Accumulation units outstanding
  at the end of period                                                       459                350                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.99             $12.62
    End of period                                                          $13.09              $12.97             $12.99
  Accumulation units outstanding
  at the end of period                                                      7,987              3,762               2,884

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.78              $14.78             $14.06
    End of period                                                          $15.94              $14.78             $14.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(726)

  Accumulation unit value:
    Beginning of period                                                    $19.35              $18.23             $18.07
    End of period                                                          $21.47              $19.35             $18.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.89              $7.21               $6.45
    End of period                                                           $8.14              $7.89               $7.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.32              $17.90             $16.82
    End of period                                                          $20.21              $18.32             $17.90
  Accumulation units outstanding
  at the end of period                                                       56                  56                  -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.36              $20.79             $19.41
    End of period                                                          $23.69              $21.36             $20.79
  Accumulation units outstanding
  at the end of period                                                       149                150                  -

JNL/Select Global Growth Division(665)

  Accumulation unit value:
    Beginning of period                                                    $20.84              $20.95             $18.74
    End of period                                                          $23.04              $20.84             $20.95
  Accumulation units outstanding
  at the end of period                                                        -                 108                  -

JNL/Select Large Cap Growth Division(738)

  Accumulation unit value:
    Beginning of period                                                    $24.08              $23.37               N/A
    End of period                                                          $24.58              $24.08               N/A
  Accumulation units outstanding
  at the end of period                                                       88                  88                 N/A

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $11.05             $11.16
    End of period                                                          $11.29              $11.07             $11.05
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.95              $16.06             $14.70
    End of period                                                          $19.99              $16.95             $16.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.10              $23.28             $21.78
    End of period                                                          $26.74              $24.10             $23.28
  Accumulation units outstanding
  at the end of period                                                      3,122                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $33.65              $30.23             $27.13
    End of period                                                          $35.07              $33.65             $30.23
  Accumulation units outstanding
  at the end of period                                                       144                430                  -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.03              $12.58             $11.34
    End of period                                                          $15.26              $13.03             $12.58
  Accumulation units outstanding
  at the end of period                                                      1,576              1,550               1,297

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $12.17             $11.86
    End of period                                                          $13.02              $12.07             $12.17
  Accumulation units outstanding
  at the end of period                                                      1,058              1,419                51

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.84              $16.82             $15.88
    End of period                                                          $17.20              $16.84             $16.82
  Accumulation units outstanding
  at the end of period                                                      5,636              2,675                734

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.05              $14.07             $13.64
    End of period                                                          $14.16              $14.05             $14.07
  Accumulation units outstanding
  at the end of period                                                     20,098              19,541              1,339


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.545%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                    $15.16              $14.61             $13.16
    End of period                                                          $17.79              $15.16             $14.61
  Accumulation units outstanding
  at the end of period                                                      1,644              1,689                688

Fifth Third Mid Cap VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                    $15.68              $14.62             $13.27
    End of period                                                          $16.82              $15.68             $14.62
  Accumulation units outstanding
  at the end of period                                                       560                579                 148

Fifth Third Quality Growth VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                     $7.12              $6.89               $6.50
    End of period                                                           $7.27              $7.12               $6.89
  Accumulation units outstanding
  at the end of period                                                      3,467              3,569               1,333

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.79             $10.25
    End of period                                                          $11.86              $11.28             $10.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(996)

  Accumulation unit value:
    Beginning of period                                                    $11.99               N/A                 N/A
    End of period                                                          $15.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.16              $11.50             $10.98
    End of period                                                          $13.57              $12.16             $11.50
  Accumulation units outstanding
  at the end of period                                                       701                717                 377

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.79              $17.80             $15.99
    End of period                                                          $20.83              $17.79             $17.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.37              $9.66               $9.01
    End of period                                                          $11.20              $10.37              $9.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.47              $18.81             $16.80
    End of period                                                          $21.27              $19.47             $18.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(960)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $11.01               N/A
    End of period                                                          $12.45              $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $11.05               N/A
    End of period                                                          $12.64              $11.20               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1221)

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(583)

  Accumulation unit value:
    Beginning of period                                                    $13.03              $12.07             $10.22
    End of period                                                          $15.57              $13.03             $12.07
  Accumulation units outstanding
  at the end of period                                                       760                778                 385

JNL/JPMorgan International Value Division(680)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $9.68               $8.76
    End of period                                                          $14.39              $11.19              $9.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.91              $15.95             $13.89
    End of period                                                          $18.89              $16.91             $15.95
  Accumulation units outstanding
  at the end of period                                                       522                540                 147

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.81              $13.53             $12.23
    End of period                                                          $15.72              $13.81             $13.53
  Accumulation units outstanding
  at the end of period                                                       618                631                 340

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $11.28              $9.81
    End of period                                                          $11.68              $10.67             $11.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.74             $10.48
    End of period                                                          $10.78              $10.67             $10.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division(947)

  Accumulation unit value:
    Beginning of period                                                     $9.75              $9.67                N/A
    End of period                                                          $10.78              $9.75                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.32              $9.04               $8.81
    End of period                                                          $10.51              $8.32               $9.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(899)

  Accumulation unit value:
    Beginning of period                                                     $7.93              $7.77                N/A
    End of period                                                           $9.03              $7.93                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(664)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $11.42             $10.73
    End of period                                                          $13.67              $11.81             $11.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $11.10              $9.20
    End of period                                                          $16.28              $11.92             $11.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(680)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.15              $9.47
    End of period                                                          $11.03              $10.65             $10.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.52              $13.15             $11.64
    End of period                                                          $17.78              $14.52             $13.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL 5 Division(831)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $10.54               N/A
    End of period                                                          $13.60              $11.74               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(1092)

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A                 N/A
    End of period                                                          $10.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division(680)

  Accumulation unit value:
    Beginning of period                                                    $21.85              $16.38             $16.07
    End of period                                                          $25.73              $21.85             $16.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $9.38               $8.06
    End of period                                                          $12.81              $12.56              $9.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 24 Division(1108)

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.58              $12.44             $11.26
    End of period                                                          $14.52              $13.58             $12.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.34              $10.16              $9.49
    End of period                                                          $11.60              $10.34             $10.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.42              $17.35             $15.21
    End of period                                                          $19.66              $18.42             $17.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.95              $12.74             $11.31
    End of period                                                          $14.83              $12.95             $12.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.38              $5.39               $5.08
    End of period                                                           $5.74              $5.38               $5.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(736)

  Accumulation unit value:
    Beginning of period                                                    $15.43              $11.40             $11.44
    End of period                                                          $14.83              $15.43             $11.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(929)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $11.10               N/A
    End of period                                                          $12.93              $11.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.05              $10.87              $9.70
    End of period                                                          $13.75              $12.05             $10.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.88              $12.92             $12.55
    End of period                                                          $13.00              $12.88             $12.92
  Accumulation units outstanding
  at the end of period                                                      1,327              1,367                474

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.65              $14.65             $13.95
    End of period                                                          $15.78              $14.65             $14.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.16              $17.76             $16.69
    End of period                                                          $20.01              $18.16             $17.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(803)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.17               N/A
    End of period                                                          $10.94              $10.40               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division(803)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.32               N/A
    End of period                                                          $11.54              $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.17              $20.62             $19.27
    End of period                                                          $23.46              $21.17             $20.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.87              $23.39             $22.48
    End of period                                                          $24.34              $23.87             $23.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(583)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.96             $11.06
    End of period                                                          $11.18              $10.97             $10.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(680)

  Accumulation unit value:
    Beginning of period                                                    $16.90              $16.03             $14.89
    End of period                                                          $19.92              $16.90             $16.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.89              $23.09             $21.61
    End of period                                                          $26.48              $23.89             $23.09
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $33.35              $29.98             $26.93
    End of period                                                          $34.72              $33.35             $29.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.53             $11.30
    End of period                                                          $15.17              $12.97             $12.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $11.99              $12.10             $11.79
    End of period                                                          $12.92              $11.99             $12.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.69              $16.68             $15.76
    End of period                                                          $17.04              $16.69             $16.68
  Accumulation units outstanding
  at the end of period                                                       221                232                  -

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.93              $13.96             $13.53
    End of period                                                          $14.02              $13.93             $13.96
  Accumulation units outstanding
  at the end of period                                                       526                550                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.56%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(628)

  Accumulation unit value:
    Beginning of period                                                    $15.15              $14.60             $13.46
    End of period                                                          $17.78              $15.15             $14.60
  Accumulation units outstanding
  at the end of period                                                       308                309                 309

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.78             $10.25
    End of period                                                          $11.85              $11.27             $10.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(983)

  Accumulation unit value:
    Beginning of period                                                    $10.06              $10.06               N/A
    End of period                                                          $10.58              $10.06               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(880)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $11.52               N/A
    End of period                                                          $15.29              $11.50               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.15              $11.50             $10.98
    End of period                                                          $13.56              $12.15             $11.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.17              $15.68             $15.04
    End of period                                                          $17.57              $17.17             $15.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.17               $8.78
    End of period                                                            N/A               $8.31               $9.17
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.73              $15.61             $14.76
    End of period                                                          $17.23              $15.73             $15.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.77              $17.78             $15.97
    End of period                                                          $20.80              $17.77             $17.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $9.66               $9.00
    End of period                                                          $11.19              $10.36              $9.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.44              $18.79             $16.78
    End of period                                                          $21.24              $19.44             $18.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1160)

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.93               N/A
    End of period                                                          $12.44              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $10.77               N/A
    End of period                                                          $12.63              $11.20               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.01              $12.06             $10.84
    End of period                                                          $15.54              $13.01             $12.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.17              $9.67               $8.53
    End of period                                                          $14.38              $11.17              $9.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.89              $15.93             $13.88
    End of period                                                          $18.87              $16.89             $15.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.79              $13.52             $12.22
    End of period                                                          $15.70              $13.79             $13.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $11.27              $9.81
    End of period                                                          $11.67              $10.66             $11.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.74             $10.48
    End of period                                                          $10.77              $10.66             $10.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.22              $4.28               $3.92
    End of period                                                           $5.59              $4.22               $4.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(814)

  Accumulation unit value:
    Beginning of period                                                     $9.74              $9.32                N/A
    End of period                                                          $10.77              $9.74                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.31              $9.04               $8.80
    End of period                                                          $10.49              $8.31               $9.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.92              $7.80               $7.24
    End of period                                                           $9.02              $7.92               $7.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $11.41             $10.28
    End of period                                                          $13.65              $11.80             $11.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.91              $11.09              $9.19
    End of period                                                          $16.26              $11.91             $11.09
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.14             $10.46
    End of period                                                          $11.02              $10.64             $10.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.51              $13.14             $11.63
    End of period                                                          $17.77              $14.51             $13.14
  Accumulation units outstanding
  at the end of period                                                       143                116                  -

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $10.88             $10.53
    End of period                                                          $13.59              $11.73             $10.88
  Accumulation units outstanding
  at the end of period                                                       257                207                  -

JNL/MCM JNL Optimized 5 Division(1098)

  Accumulation unit value:
    Beginning of period                                                     $9.16               N/A                 N/A
    End of period                                                          $10.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(755)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $9.89                N/A
    End of period                                                          $10.64              $10.42               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.83              $16.37             $13.83
    End of period                                                          $25.70              $21.83             $16.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.54              $9.38               $8.06
    End of period                                                          $12.80              $12.54              $9.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 24 Division(1104)

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.57              $12.43             $11.26
    End of period                                                          $14.51              $13.57             $12.43
  Accumulation units outstanding
  at the end of period                                                      1,241              1,121                 -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.33              $10.16              $9.49
    End of period                                                          $11.59              $10.33             $10.16
  Accumulation units outstanding
  at the end of period                                                      1,438              1,147                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.40              $17.33             $15.20
    End of period                                                          $19.64              $18.40             $17.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.94              $12.74             $11.31
    End of period                                                          $14.82              $12.94             $12.74
  Accumulation units outstanding
  at the end of period                                                       381                308                  -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.38              $5.39               $5.07
    End of period                                                           $5.73              $5.38               $5.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(731)

  Accumulation unit value:
    Beginning of period                                                    $15.42              $11.40             $11.40
    End of period                                                          $14.83              $15.42             $11.40
  Accumulation units outstanding
  at the end of period                                                       143                116                  -

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $11.05             $10.86
    End of period                                                          $12.93              $11.82             $11.05
  Accumulation units outstanding
  at the end of period                                                       257                206                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.05              $10.86              $9.69
    End of period                                                          $13.73              $12.05             $10.86
  Accumulation units outstanding
  at the end of period                                                       460                461                 461






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.37              $7.86               $7.86
    End of period                                                           $8.56              $8.37               $7.86
  Accumulation units outstanding
  at the end of period                                                       576                577                 577

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.87              $12.90             $12.54
    End of period                                                          $12.98              $12.87             $12.90
  Accumulation units outstanding
  at the end of period                                                       331                331                 332

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.62              $14.62             $13.93
    End of period                                                          $15.75              $14.62             $14.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.14              $18.06             $16.48
    End of period                                                          $21.22              $19.14             $18.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.85              $7.18               $6.42
    End of period                                                           $8.09              $7.85               $7.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.13              $17.73             $16.67
    End of period                                                          $19.98              $18.13             $17.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.14              $20.59             $19.24
    End of period                                                          $23.42              $21.14             $20.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(839)

  Accumulation unit value:
    Beginning of period                                                    $20.62              $18.93               N/A
    End of period                                                          $22.77              $20.62               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Large Cap Growth Division(608)

  Accumulation unit value:
    Beginning of period                                                    $23.83              $23.35             $22.77
    End of period                                                          $24.30              $23.83             $23.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.95              $10.94             $11.06
    End of period                                                          $11.16              $10.95             $10.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.89              $16.02             $14.68
    End of period                                                          $19.91              $16.89             $16.02
  Accumulation units outstanding
  at the end of period                                                       288                288                 289

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.85              $23.06             $21.58
    End of period                                                          $26.43              $23.85             $23.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $33.29              $29.94             $26.89
    End of period                                                          $34.66              $33.29             $29.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.96              $12.52             $11.29
    End of period                                                          $15.16              $12.96             $12.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $11.98              $12.09             $11.78
    End of period                                                          $12.91              $11.98             $12.09
  Accumulation units outstanding
  at the end of period                                                       819                649                  -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.66              $16.66             $15.73
    End of period                                                          $17.01              $16.66             $16.66
  Accumulation units outstanding
  at the end of period                                                      1,473              1,162                 -

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.90              $13.94             $13.51
    End of period                                                          $13.99              $13.90             $13.94
  Accumulation units outstanding
  at the end of period                                                      1,287               888                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.595%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(853)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.82               N/A
    End of period                                                          $15.28              $11.50               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division(835)

  Accumulation unit value:
    Beginning of period                                                    $17.71              $16.46               N/A
    End of period                                                          $20.72              $17.71               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1185)

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.85               N/A
    End of period                                                          $12.44              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $11.10               N/A
    End of period                                                          $12.63              $11.20               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1119)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(987)

  Accumulation unit value:
    Beginning of period                                                    $13.60               N/A                 N/A
    End of period                                                          $15.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division(1185)

  Accumulation unit value:
    Beginning of period                                                    $14.89               N/A                 N/A
    End of period                                                          $15.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(835)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.76               N/A
    End of period                                                          $10.75              $10.65               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division(835)

  Accumulation unit value:
    Beginning of period                                                     $9.72              $9.78                N/A
    End of period                                                          $10.74              $9.72                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(987)

  Accumulation unit value:
    Beginning of period                                                    $12.13               N/A                 N/A
    End of period                                                          $13.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $10.88             $10.65
    End of period                                                          $13.58              $11.73             $10.88
  Accumulation units outstanding
  at the end of period                                                      3,076              7,698                 -

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division(911)

  Accumulation unit value:
    Beginning of period                                                    $12.03              $11.53               N/A
    End of period                                                          $13.71              $12.03               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(663)

  Accumulation unit value:
    Beginning of period                                                    $12.83              $12.87             $12.84
    End of period                                                          $12.94              $12.83             $12.87
  Accumulation units outstanding
  at the end of period                                                       568               1,294                 -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division(1085)

  Accumulation unit value:
    Beginning of period                                                     $7.67               N/A                 N/A
    End of period                                                           $8.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(788)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.17               N/A
    End of period                                                          $10.93              $10.40               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division(740)

  Accumulation unit value:
    Beginning of period                                                    $12.06              $11.39               N/A
    End of period                                                          $13.18              $12.06               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division(877)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.88               N/A
    End of period                                                          $11.11              $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset U.S. Government & Quality Bond Division(697)

  Accumulation unit value:
    Beginning of period                                                    $13.85              $13.89             $13.87
    End of period                                                          $13.94              $13.85             $13.89
  Accumulation units outstanding
  at the end of period                                                       353                799                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.61%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(618)

  Accumulation unit value:
    Beginning of period                                                    $15.12              $14.58             $13.48
    End of period                                                          $17.74              $15.12             $14.58
  Accumulation units outstanding
  at the end of period                                                      3,132              2,357               1,831

Fifth Third Mid Cap VIP Division(618)

  Accumulation unit value:
    Beginning of period                                                    $15.64              $14.60             $13.29
    End of period                                                          $16.77              $15.64             $14.60
  Accumulation units outstanding
  at the end of period                                                      1,222               873                 701

Fifth Third Quality Growth VIP Division(618)

  Accumulation unit value:
    Beginning of period                                                     $7.10              $6.87               $6.44
    End of period                                                           $7.24              $7.10               $6.87
  Accumulation units outstanding
  at the end of period                                                      6,701              4,661               3,522

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.76             $10.24
    End of period                                                          $11.82              $11.25             $10.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division(983)

  Accumulation unit value:
    Beginning of period                                                    $10.04              $10.04               N/A
    End of period                                                          $10.55              $10.04               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.38               N/A
    End of period                                                          $15.28              $11.50               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.13              $11.48             $10.97
    End of period                                                          $13.53              $12.13             $11.48
  Accumulation units outstanding
  at the end of period                                                       835                625                 447

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.08              $15.61             $14.98
    End of period                                                          $17.47              $17.08             $15.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.14               $8.76
    End of period                                                            N/A               $8.28               $9.14
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.66              $15.55             $14.71
    End of period                                                          $17.14              $15.66             $15.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.68              $17.70             $15.91
    End of period                                                          $20.69              $17.68             $17.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.33              $9.63               $8.99
    End of period                                                          $11.15              $10.33              $9.63
  Accumulation units outstanding
  at the end of period                                                       40                  51                 55

JNL/FMR MidCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.34              $18.70             $16.70
    End of period                                                          $21.11              $19.34             $18.70
  Accumulation units outstanding
  at the end of period                                                       189                195                 198

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1097)

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.87               N/A
    End of period                                                          $12.43              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.69               N/A
    End of period                                                          $12.62              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.94              $12.00             $10.80
    End of period                                                          $15.45              $12.94             $12.00
  Accumulation units outstanding
  at the end of period                                                      1,027               808                 578

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $9.63               $8.50
    End of period                                                          $14.31              $11.13              $9.63
  Accumulation units outstanding
  at the end of period                                                       43                  54                 59

JNL/Lazard Emerging Markets Division(1104)

  Accumulation unit value:
    Beginning of period                                                     $8.85               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.83              $15.87             $13.83
    End of period                                                          $18.78              $16.83             $15.87
  Accumulation units outstanding
  at the end of period                                                      1,135               814                 651

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.74              $13.47             $12.18
    End of period                                                          $15.63              $13.74             $13.47
  Accumulation units outstanding
  at the end of period                                                       724                541                 377

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $11.24              $9.78
    End of period                                                          $11.62              $10.63             $11.24
  Accumulation units outstanding
  at the end of period                                                       261                261                 261






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.72             $10.46
    End of period                                                          $10.75              $10.64             $10.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(590)

  Accumulation unit value:
    Beginning of period                                                     $4.20              $4.27               $3.77
    End of period                                                           $5.57              $4.20               $4.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(590)

  Accumulation unit value:
    Beginning of period                                                     $9.71              $10.22              $9.40
    End of period                                                          $10.74              $9.71              $10.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.28              $9.01               $8.78
    End of period                                                          $10.45              $8.28               $9.01
  Accumulation units outstanding
  at the end of period                                                       41                  53                 57

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.90              $7.78               $7.23
    End of period                                                           $8.99              $7.90               $7.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.38             $10.25
    End of period                                                          $13.60              $11.76             $11.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.87              $11.06              $9.17
    End of period                                                          $16.20              $11.87             $11.06
  Accumulation units outstanding
  at the end of period                                                       318                328                 332

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.60              $10.11             $10.44
    End of period                                                          $10.98              $10.60             $10.11
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.49              $13.12             $11.62
    End of period                                                          $17.72              $14.49             $13.12
  Accumulation units outstanding
  at the end of period                                                       265                274                 277

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $10.88              $9.86
    End of period                                                          $13.58              $11.73             $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL Optimized 5 Division(1139)

  Accumulation unit value:
    Beginning of period                                                     $9.66               N/A                 N/A
    End of period                                                          $10.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(738)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $10.72               N/A
    End of period                                                          $10.63              $10.42               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.76              $16.32             $13.79
    End of period                                                          $25.60              $21.76             $16.32
  Accumulation units outstanding
  at the end of period                                                       210                217                 220

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.50              $9.35               $8.04
    End of period                                                          $12.75              $12.50              $9.35
  Accumulation units outstanding
  at the end of period                                                       45                  56                 61

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.54              $12.41             $11.25
    End of period                                                          $14.47              $13.54             $12.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.31              $10.14              $9.48
    End of period                                                          $11.56              $10.31             $10.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.35              $17.29             $15.16
    End of period                                                          $19.57              $18.35             $17.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $12.72             $11.30
    End of period                                                          $14.78              $12.92             $12.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.36              $5.37               $5.06
    End of period                                                           $5.71              $5.36               $5.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(723)

  Accumulation unit value:
    Beginning of period                                                    $15.41              $11.40             $11.12
    End of period                                                          $14.81              $15.41             $11.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(738)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $10.94               N/A
    End of period                                                          $12.91              $11.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.02              $10.85              $9.68
    End of period                                                          $13.70              $12.02             $10.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.35              $7.85               $7.85
    End of period                                                           $8.53              $8.35               $7.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.82              $12.86             $12.50
    End of period                                                          $12.92              $12.82             $12.86
  Accumulation units outstanding
  at the end of period                                                      7,405              5,357               3,151

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.54              $14.54             $13.87
    End of period                                                          $15.66              $14.54             $14.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.04              $17.97             $16.41
    End of period                                                          $21.10              $19.04             $17.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.82              $7.16               $6.41
    End of period                                                           $8.06              $7.82               $7.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.03              $17.64             $16.60
    End of period                                                          $19.86              $18.03             $17.64
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division(803)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.31               N/A
    End of period                                                          $11.52              $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.02              $20.49             $19.15
    End of period                                                          $23.28              $21.02             $20.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(593)

  Accumulation unit value:
    Beginning of period                                                    $20.51              $20.65             $18.88
    End of period                                                          $22.64              $20.51             $20.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.70              $23.24             $22.34
    End of period                                                          $24.15              $23.70             $23.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.89             $11.01
    End of period                                                          $11.10              $10.90             $10.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.86              $16.00             $14.67
    End of period                                                          $19.87              $16.86             $16.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.72              $22.95             $21.49
    End of period                                                          $26.28              $23.72             $22.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $33.12              $29.79             $26.77
    End of period                                                          $34.46              $33.12             $29.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $12.49             $11.27
    End of period                                                          $15.11              $12.92             $12.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $12.04             $11.74
    End of period                                                          $12.85              $11.93             $12.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.58              $16.58             $15.66
    End of period                                                          $16.91              $16.58             $16.58
  Accumulation units outstanding
  at the end of period                                                      2,098              1,479                989

JNL/Western Asset U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.83              $13.87             $13.46
    End of period                                                          $13.91              $13.83             $13.87
  Accumulation units outstanding
  at the end of period                                                      3,780              2,645               1,756





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.66%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(758)

  Accumulation unit value:
    Beginning of period                                                    $15.13              $14.41               N/A
    End of period                                                          $17.73              $15.13               N/A
  Accumulation units outstanding
  at the end of period                                                       419                125                 N/A

Fifth Third Mid Cap VIP Division(758)

  Accumulation unit value:
    Beginning of period                                                    $15.63              $14.20               N/A
    End of period                                                          $16.76              $15.63               N/A
  Accumulation units outstanding
  at the end of period                                                       172                 53                 N/A

Fifth Third Quality Growth VIP Division(758)

  Accumulation unit value:
    Beginning of period                                                     $7.08              $6.57                N/A
    End of period                                                           $7.22              $7.08                N/A
  Accumulation units outstanding
  at the end of period                                                       929                276                 N/A

JNL/AIM Large Cap Growth Division(601)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.75             $10.31
    End of period                                                          $11.79              $11.22             $10.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.21               N/A
    End of period                                                          $15.27              $11.50               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(598)

  Accumulation unit value:
    Beginning of period                                                    $12.10              $11.46             $10.72
    End of period                                                          $13.49              $12.10             $11.46
  Accumulation units outstanding
  at the end of period                                                       127                 42                  -

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.99              $15.54             $14.91
    End of period                                                          $17.37              $16.99             $15.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(616)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.11               $8.56
    End of period                                                            N/A               $8.25               $9.11
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(629)

  Accumulation unit value:
    Beginning of period                                                    $15.59              $15.48             $13.97
    End of period                                                          $17.05              $15.59             $15.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(616)

  Accumulation unit value:
    Beginning of period                                                    $17.60              $17.63             $15.42
    End of period                                                          $20.58              $17.60             $17.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(616)

  Accumulation unit value:
    Beginning of period                                                    $10.30              $9.61               $8.92
    End of period                                                          $11.12              $10.30              $9.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(615)

  Accumulation unit value:
    Beginning of period                                                    $19.24              $18.61             $16.44
    End of period                                                          $20.99              $19.24             $18.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1095)

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.33               N/A
    End of period                                                          $12.42              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.65               N/A
    End of period                                                          $12.61              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(676)

  Accumulation unit value:
    Beginning of period                                                    $12.87              $11.94             $10.69
    End of period                                                          $15.36              $12.87             $11.94
  Accumulation units outstanding
  at the end of period                                                       149                 49                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.09              $9.60               $8.47
    End of period                                                          $14.25              $11.09              $9.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(601)

  Accumulation unit value:
    Beginning of period                                                    $16.76              $15.82             $14.01
    End of period                                                          $18.70              $16.76             $15.82
  Accumulation units outstanding
  at the end of period                                                       164                 49                  -

JNL/Lazard Small Cap Value Division(601)

  Accumulation unit value:
    Beginning of period                                                    $13.68              $13.43             $12.11
    End of period                                                          $15.56              $13.68             $13.43
  Accumulation units outstanding
  at the end of period                                                       111                 37                  -

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.59              $11.21              $9.76
    End of period                                                          $11.58              $10.59             $11.21
  Accumulation units outstanding
  at the end of period                                                      3,399              3,133                665






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                                                    $10.62              $10.71             $10.41
    End of period                                                          $10.72              $10.62             $10.71
  Accumulation units outstanding
  at the end of period                                                      4,086              3,940               1,968

JNL/MCM Communications Sector Division(606)

  Accumulation unit value:
    Beginning of period                                                     $4.19              $4.26               $3.78
    End of period                                                           $5.55              $4.19               $4.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(606)

  Accumulation unit value:
    Beginning of period                                                     $9.68              $10.19              $9.44
    End of period                                                          $10.70              $9.68              $10.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.25              $8.99               $8.76
    End of period                                                          $10.42              $8.25               $8.99
  Accumulation units outstanding
  at the end of period                                                      4,256              4,576               1,194

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $11.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(615)

  Accumulation unit value:
    Beginning of period                                                     $7.87              $7.75               $7.15
    End of period                                                           $8.96              $7.87               $7.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(596)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $11.35             $10.37
    End of period                                                          $13.55              $11.72             $11.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $11.03              $9.14
    End of period                                                          $16.14              $11.83             $11.03
  Accumulation units outstanding
  at the end of period                                                      2,831              3,218                970

JNL/MCM Healthcare Sector Division(609)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.08             $10.11
    End of period                                                          $10.94              $10.57             $10.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(594)

  Accumulation unit value:
    Beginning of period                                                    $14.46              $13.10             $11.67
    End of period                                                          $17.68              $14.46             $13.10
  Accumulation units outstanding
  at the end of period                                                      1,465              1,379                 -

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $10.88              $9.72
    End of period                                                          $13.56              $11.72             $10.88
  Accumulation units outstanding
  at the end of period                                                     13,221              13,453               985

JNL/MCM JNL Optimized 5 Division(1066)

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A                 N/A
    End of period                                                          $10.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(715)

  Accumulation unit value:
    Beginning of period                                                    $10.41              $10.80             $10.45
    End of period                                                          $10.62              $10.41             $10.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(596)

  Accumulation unit value:
    Beginning of period                                                    $21.69              $16.28             $13.37
    End of period                                                          $25.51              $21.69             $16.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.46              $9.32               $8.02
    End of period                                                          $12.70              $12.46              $9.32
  Accumulation units outstanding
  at the end of period                                                      2,284              1,839                 -

JNL/MCM S&P 24 Division(1176)

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(594)

  Accumulation unit value:
    Beginning of period                                                    $13.51              $12.39             $11.40
    End of period                                                          $14.43              $13.51             $12.39
  Accumulation units outstanding
  at the end of period                                                      1,666              1,437                 -

JNL/MCM S&P 500 Index Division(594)

  Accumulation unit value:
    Beginning of period                                                    $10.29              $10.13              $9.62
    End of period                                                          $11.54              $10.29             $10.13
  Accumulation units outstanding
  at the end of period                                                      3,030              2,567                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.29              $17.24             $15.12
    End of period                                                          $19.49              $18.29             $17.24
  Accumulation units outstanding
  at the end of period                                                      2,089              1,840                436

JNL/MCM Small Cap Index Division(592)

  Accumulation unit value:
    Beginning of period                                                    $12.89              $12.70             $11.12
    End of period                                                          $14.75              $12.89             $12.70
  Accumulation units outstanding
  at the end of period                                                      1,306              1,189                 -

JNL/MCM Technology Sector Division(715)

  Accumulation unit value:
    Beginning of period                                                     $5.34              $5.36               $5.21
    End of period                                                           $5.69              $5.34               $5.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(708)

  Accumulation unit value:
    Beginning of period                                                    $15.40              $11.40             $10.78
    End of period                                                          $14.79              $15.40             $11.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $11.05              $9.87
    End of period                                                          $12.90              $11.81             $11.05
  Accumulation units outstanding
  at the end of period                                                      4,210              4,412                 -

JNL/Oppenheimer Global Growth Division(601)

  Accumulation unit value:
    Beginning of period                                                    $11.99              $10.82              $9.43
    End of period                                                          $13.66              $11.99             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(603)

  Accumulation unit value:
    Beginning of period                                                     $8.33              $7.83               $7.70
    End of period                                                           $8.51              $8.33               $7.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(601)

  Accumulation unit value:
    Beginning of period                                                    $12.77              $12.81             $12.38
    End of period                                                          $12.86              $12.77             $12.81
  Accumulation units outstanding
  at the end of period                                                      2,816              2,243               1,480

JNL/PPM America High Yield Bond Division(583)

  Accumulation unit value:
    Beginning of period                                                    $14.47              $14.47             $13.51
    End of period                                                          $15.57              $14.47             $14.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(609)

  Accumulation unit value:
    Beginning of period                                                    $18.94              $17.88             $16.60
    End of period                                                          $20.98              $18.94             $17.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(601)

  Accumulation unit value:
    Beginning of period                                                     $7.80              $7.14               $6.41
    End of period                                                           $8.03              $7.80               $7.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(615)

  Accumulation unit value:
    Beginning of period                                                    $17.94              $17.56             $16.31
    End of period                                                          $19.74              $17.94             $17.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.91              $20.39             $19.07
    End of period                                                          $23.15              $20.91             $20.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(676)

  Accumulation unit value:
    Beginning of period                                                    $20.40              $20.55             $18.77
    End of period                                                          $22.51              $20.40             $20.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(616)

  Accumulation unit value:
    Beginning of period                                                    $23.57              $23.13             $21.57
    End of period                                                          $24.01              $23.57             $23.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(624)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.84             $10.91
    End of period                                                          $11.03              $10.84             $10.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.84              $15.98             $14.65
    End of period                                                          $19.82              $16.84             $15.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(609)

  Accumulation unit value:
    Beginning of period                                                    $23.60              $22.84             $21.44
    End of period                                                          $26.12              $23.60             $22.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(598)

  Accumulation unit value:
    Beginning of period                                                    $32.94              $29.65             $26.42
    End of period                                                          $34.26              $32.94             $29.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(601)

  Accumulation unit value:
    Beginning of period                                                    $12.88              $12.46             $11.35
    End of period                                                          $15.06              $12.88             $12.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $12.00             $11.70
    End of period                                                          $12.79              $11.89             $12.00
  Accumulation units outstanding
  at the end of period                                                       802                602                  -

JNL/Western Asset Strategic Bond Division(601)

  Accumulation unit value:
    Beginning of period                                                    $16.49              $16.50             $15.56
    End of period                                                          $16.81              $16.49             $16.50
  Accumulation units outstanding
  at the end of period                                                      3,596              2,972               1,152

JNL/Western Asset U.S. Government & Quality Bond Division(616)

  Accumulation unit value:
    Beginning of period                                                    $13.76              $13.80             $13.53
    End of period                                                          $13.83              $13.76             $13.80
  Accumulation units outstanding
  at the end of period                                                      1,060               581                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.71%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(589)

  Accumulation unit value:
    Beginning of period                                                    $15.07              $14.55             $13.44
    End of period                                                          $17.66              $15.07             $14.55
  Accumulation units outstanding
  at the end of period                                                      1,086              1,077                596

Fifth Third Mid Cap VIP Division(589)

  Accumulation unit value:
    Beginning of period                                                    $15.59              $14.56             $13.91
    End of period                                                          $16.70              $15.59             $14.56
  Accumulation units outstanding
  at the end of period                                                       415                416                 243

Fifth Third Quality Growth VIP Division(589)

  Accumulation unit value:
    Beginning of period                                                     $7.06              $6.84               $6.77
    End of period                                                           $7.20              $7.06               $6.84
  Accumulation units outstanding
  at the end of period                                                      1,182              1,183               1,184

JNL/AIM Large Cap Growth Division(583)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $10.73              $9.91
    End of period                                                          $11.76              $11.20             $10.73
  Accumulation units outstanding
  at the end of period                                                       204                205                 205






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.17               N/A
    End of period                                                          $15.25              $11.49               N/A
  Accumulation units outstanding
  at the end of period                                                       207                208                 N/A

JNL/AIM Small Cap Growth Division(621)

  Accumulation unit value:
    Beginning of period                                                    $12.08              $11.44             $10.27
    End of period                                                          $13.46              $12.08             $11.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(618)

  Accumulation unit value:
    Beginning of period                                                    $16.91              $15.47             $14.47
    End of period                                                          $17.27              $16.91             $15.47
  Accumulation units outstanding
  at the end of period                                                       524                532                  -

JNL/Alliance Capital Growth Division(598)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.08               $8.74
    End of period                                                            N/A               $8.22               $9.08
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(618)

  Accumulation unit value:
    Beginning of period                                                    $15.51              $15.42             $14.13
    End of period                                                          $16.96              $15.51             $15.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(606)

  Accumulation unit value:
    Beginning of period                                                    $17.52              $17.56             $15.80
    End of period                                                          $20.48              $17.52             $17.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division(583)

  Accumulation unit value:
    Beginning of period                                                    $10.28              $9.59               $8.68
    End of period                                                          $11.08              $10.28              $9.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(598)

  Accumulation unit value:
    Beginning of period                                                    $19.13              $18.52             $16.33
    End of period                                                          $20.87              $19.13             $18.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1085)

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $10.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.27               N/A
    End of period                                                          $12.41              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                       440                426                 N/A

JNL/Goldman Sachs Mid Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.33               N/A
    End of period                                                          $12.60              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                       425                418                 N/A

JNL/Goldman Sachs Short Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(589)

  Accumulation unit value:
    Beginning of period                                                    $12.80              $11.88             $10.39
    End of period                                                          $15.27              $12.80             $11.88
  Accumulation units outstanding
  at the end of period                                                       243                243                 244

JNL/JPMorgan International Value Division(583)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $9.57               $7.89
    End of period                                                          $14.19              $11.04              $9.57
  Accumulation units outstanding
  at the end of period                                                       889                918                  -

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(589)

  Accumulation unit value:
    Beginning of period                                                    $16.70              $15.77             $13.87
    End of period                                                          $18.62              $16.70             $15.77
  Accumulation units outstanding
  at the end of period                                                       404                404                 243

JNL/Lazard Small Cap Value Division(589)

  Accumulation unit value:
    Beginning of period                                                    $13.63              $13.38             $12.05
    End of period                                                          $15.49              $13.63             $13.38
  Accumulation units outstanding
  at the end of period                                                       367                367                 175

JNL/Mellon Capital Management (MCM) 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $11.18              $9.74
    End of period                                                          $11.54              $10.56             $11.18
  Accumulation units outstanding
  at the end of period                                                       704                712                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(584)

  Accumulation unit value:
    Beginning of period                                                    $10.60              $10.69             $10.36
    End of period                                                          $10.69              $10.60             $10.69
  Accumulation units outstanding
  at the end of period                                                      2,252              2,170                721

JNL/MCM Communications Sector Division(614)

  Accumulation unit value:
    Beginning of period                                                     $4.18              $4.25               $3.75
    End of period                                                           $5.53              $4.18               $4.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(620)

  Accumulation unit value:
    Beginning of period                                                     $9.65              $10.16              $8.96
    End of period                                                          $10.66              $9.65              $10.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.23              $8.96               $8.74
    End of period                                                          $10.38              $8.23               $8.96
  Accumulation units outstanding
  at the end of period                                                      6,125              6,125               3,634

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       67                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(585)

  Accumulation unit value:
    Beginning of period                                                     $7.85              $7.73               $7.00
    End of period                                                           $8.92              $7.85               $7.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(584)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $11.31             $10.02
    End of period                                                          $13.50              $11.69             $11.31
  Accumulation units outstanding
  at the end of period                                                      4,825              4,825               2,830

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $11.00              $9.12
    End of period                                                          $16.08              $11.79             $11.00
  Accumulation units outstanding
  at the end of period                                                      5,711              5,719               2,960

JNL/MCM Healthcare Sector Division(584)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $10.06              $9.98
    End of period                                                          $10.90              $10.53             $10.06
  Accumulation units outstanding
  at the end of period                                                      5,418              5,418               3,236

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.43              $13.08             $11.59
    End of period                                                          $17.64              $14.43             $13.08
  Accumulation units outstanding
  at the end of period                                                       617                604                 619

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $10.88              $9.77
    End of period                                                          $13.55              $11.71             $10.88
  Accumulation units outstanding
  at the end of period                                                     17,086              14,998               220

JNL/MCM JNL Optimized 5 Division(1076)

  Accumulation unit value:
    Beginning of period                                                     $9.35               N/A                 N/A
    End of period                                                          $10.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(721)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.80             $10.75
    End of period                                                          $10.61              $10.40             $10.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(614)

  Accumulation unit value:
    Beginning of period                                                    $21.61              $16.23             $14.30
    End of period                                                          $25.41              $21.61             $16.23
  Accumulation units outstanding
  at the end of period                                                      3,709              3,768               2,000

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $9.30               $8.00
    End of period                                                          $12.65              $12.42              $9.30
  Accumulation units outstanding
  at the end of period                                                     12,340              12,391              6,946

JNL/MCM S&P 24 Division(1129)

  Accumulation unit value:
    Beginning of period                                                     $9.46               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.49              $12.37             $11.22
    End of period                                                          $14.40              $13.49             $12.37
  Accumulation units outstanding
  at the end of period                                                      1,041              1,032               1,063

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.27              $10.11              $9.46
    End of period                                                          $11.51              $10.27             $10.11
  Accumulation units outstanding
  at the end of period                                                      3,689              3,628               3,732






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.23              $17.19             $15.09
    End of period                                                          $19.42              $18.23             $17.19
  Accumulation units outstanding
  at the end of period                                                       462                467                  -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.86              $12.68             $11.27
    End of period                                                          $14.71              $12.86             $12.68
  Accumulation units outstanding
  at the end of period                                                       658                660                 683

JNL/MCM Technology Sector Division(598)

  Accumulation unit value:
    Beginning of period                                                     $5.33              $5.34               $5.16
    End of period                                                           $5.67              $5.33               $5.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(721)

  Accumulation unit value:
    Beginning of period                                                    $15.39              $11.40             $10.85
    End of period                                                          $14.78              $15.39             $11.40
  Accumulation units outstanding
  at the end of period                                                       357                386                  -

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $11.04              $9.80
    End of period                                                          $12.88              $11.80             $11.04
  Accumulation units outstanding
  at the end of period                                                      1,296              1,285                219

JNL/Oppenheimer Global Growth Division(605)

  Accumulation unit value:
    Beginning of period                                                    $11.96              $10.80              $9.50
    End of period                                                          $13.62              $11.96             $10.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(639)

  Accumulation unit value:
    Beginning of period                                                     $8.31              $7.82               $6.84
    End of period                                                           $8.48              $8.31               $7.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(583)

  Accumulation unit value:
    Beginning of period                                                    $12.72              $12.77             $12.34
    End of period                                                          $12.81              $12.72             $12.77
  Accumulation units outstanding
  at the end of period                                                      7,709              7,736               2,959

JNL/PPM America High Yield Bond Division(608)

  Accumulation unit value:
    Beginning of period                                                    $14.39              $14.39             $13.69
    End of period                                                          $15.48              $14.39             $14.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(665)

  Accumulation unit value:
    Beginning of period                                                    $18.84              $17.80             $16.12
    End of period                                                          $20.86              $18.84             $17.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(598)

  Accumulation unit value:
    Beginning of period                                                     $7.78              $7.13               $6.36
    End of period                                                           $8.01              $7.78               $7.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(659)

  Accumulation unit value:
    Beginning of period                                                    $17.84              $17.47             $16.36
    End of period                                                          $19.63              $17.84             $17.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                                                    $20.80              $20.30             $19.00
    End of period                                                          $23.01              $20.80             $20.30
  Accumulation units outstanding
  at the end of period                                                       130                 77                 26

JNL/Select Global Growth Division(617)

  Accumulation unit value:
    Beginning of period                                                    $20.29              $20.46             $18.54
    End of period                                                          $22.38              $20.29             $20.46
  Accumulation units outstanding
  at the end of period                                                       369                378                  -

JNL/Select Large Cap Growth Division(631)

  Accumulation unit value:
    Beginning of period                                                    $23.46              $23.02             $20.77
    End of period                                                          $23.88              $23.46             $23.02
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division(674)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.78             $10.82
    End of period                                                          $10.97              $10.78             $10.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(614)

  Accumulation unit value:
    Beginning of period                                                    $16.81              $15.97             $14.39
    End of period                                                          $19.78              $16.81             $15.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(584)

  Accumulation unit value:
    Beginning of period                                                    $23.47              $22.73             $20.67
    End of period                                                          $25.97              $23.47             $22.73
  Accumulation units outstanding
  at the end of period                                                       304                301                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(584)

  Accumulation unit value:
    Beginning of period                                                    $32.77              $29.51             $25.62
    End of period                                                          $34.06              $32.77             $29.51
  Accumulation units outstanding
  at the end of period                                                      1,997              2,002               1,095

JNL/T.Rowe Price Value Division(584)

  Accumulation unit value:
    Beginning of period                                                    $12.85              $12.43             $10.93
    End of period                                                          $15.01              $12.85             $12.43
  Accumulation units outstanding
  at the end of period                                                      4,359              4,359               2,609

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $11.96             $11.66
    End of period                                                          $12.74              $11.84             $11.96
  Accumulation units outstanding
  at the end of period                                                      1,684              1,655                622

JNL/Western Asset Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.40              $16.42             $15.53
    End of period                                                          $16.71              $16.40             $16.42
  Accumulation units outstanding
  at the end of period                                                      2,485              2,594                136

JNL/Western Asset U.S. Government & Quality Bond Division(589)

  Accumulation unit value:
    Beginning of period                                                    $13.68              $13.73             $13.32
    End of period                                                          $13.75              $13.68             $13.73
  Accumulation units outstanding
  at the end of period                                                      2,040              2,126                317





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.76%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(742)

  Accumulation unit value:
    Beginning of period                                                    $15.08              $14.20               N/A
    End of period                                                          $17.66              $15.08               N/A
  Accumulation units outstanding
  at the end of period                                                      1,201              1,243                N/A

Fifth Third Mid Cap VIP Division(742)

  Accumulation unit value:
    Beginning of period                                                    $15.56              $13.99               N/A
    End of period                                                          $16.66              $15.56               N/A
  Accumulation units outstanding
  at the end of period                                                       578                674                 N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(841)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.44               N/A
    End of period                                                          $15.24              $11.49               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division(705)

  Accumulation unit value:
    Beginning of period                                                    $16.82              $15.40             $14.87
    End of period                                                          $17.18              $16.82             $15.40
  Accumulation units outstanding
  at the end of period                                                       571                567                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(713)

  Accumulation unit value:
    Beginning of period                                                    $15.44              $15.35             $14.90
    End of period                                                          $16.88              $15.44             $15.35
  Accumulation units outstanding
  at the end of period                                                       589                628                  -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1138)

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $10.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.46               N/A
    End of period                                                          $12.40              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.58               N/A
    End of period                                                          $12.59              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1185)

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(702)

  Accumulation unit value:
    Beginning of period                                                    $16.63              $15.71             $14.77
    End of period                                                          $18.54              $16.63             $15.71
  Accumulation units outstanding
  at the end of period                                                      1,109              1,165                 -

JNL/Lazard Small Cap Value Division(702)

  Accumulation unit value:
    Beginning of period                                                    $13.58              $13.33             $12.60
    End of period                                                          $15.43              $13.58             $13.33
  Accumulation units outstanding
  at the end of period                                                       650                645                  -

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division(753)

  Accumulation unit value:
    Beginning of period                                                     $4.16              $4.04                N/A
    End of period                                                           $5.51              $4.16                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                          $11.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(818)

  Accumulation unit value:
    Beginning of period                                                     $7.82              $7.26                N/A
    End of period                                                           $8.89              $7.82                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(479)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $10.97              $8.80
    End of period                                                          $16.02              $11.75             $10.97
  Accumulation units outstanding
  at the end of period                                                      2,378                -                   -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.40              $11.58             $11.49
    End of period                                                          $17.59              $14.40             $13.06
  Accumulation units outstanding
  at the end of period                                                       642                764                  -

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $10.87              $9.86
    End of period                                                          $13.53              $11.71             $10.87
  Accumulation units outstanding
  at the end of period                                                     20,054              23,794                -

JNL/MCM JNL Optimized 5 Division(1103)

  Accumulation unit value:
    Beginning of period                                                     $9.45               N/A                 N/A
    End of period                                                          $10.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(765)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $9.69                N/A
    End of period                                                          $10.60              $10.40               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(592)

  Accumulation unit value:
    Beginning of period                                                    $13.46              $12.36             $11.10
    End of period                                                          $14.36              $13.46             $12.36
  Accumulation units outstanding
  at the end of period                                                       771                803                  -

JNL/MCM S&P 500 Index Division(709)

  Accumulation unit value:
    Beginning of period                                                    $10.25              $10.10              $9.77
    End of period                                                          $11.48              $10.25             $10.10
  Accumulation units outstanding
  at the end of period                                                      1,956              2,109                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division(574)

  Accumulation unit value:
    Beginning of period                                                    $12.84              $12.66             $10.84
    End of period                                                          $14.68              $12.84             $12.66
  Accumulation units outstanding
  at the end of period                                                       760                831                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division(710)

  Accumulation unit value:
    Beginning of period                                                    $15.39              $11.39             $10.67
    End of period                                                          $14.76              $15.39             $11.39
  Accumulation units outstanding
  at the end of period                                                      1,831              1,740                 -

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $11.04             $10.52
    End of period                                                          $12.87              $11.79             $11.04
  Accumulation units outstanding
  at the end of period                                                      2,155              2,280                 -

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(864)

  Accumulation unit value:
    Beginning of period                                                     $8.29              $7.71                N/A
    End of period                                                           $8.46              $8.29                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(1128)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division(751)

  Accumulation unit value:
    Beginning of period                                                     $7.76              $6.80                N/A
    End of period                                                           $7.98              $7.76                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(742)

  Accumulation unit value:
    Beginning of period                                                    $17.75              $17.07               N/A
    End of period                                                          $19.52              $17.75               N/A
  Accumulation units outstanding
  at the end of period                                                       512                552                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division(705)

  Accumulation unit value:
    Beginning of period                                                    $16.78              $15.95             $15.55
    End of period                                                          $19.74              $16.78             $15.95
  Accumulation units outstanding
  at the end of period                                                       534                530                  -

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.86%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(1021)

  Accumulation unit value:
    Beginning of period                                                    $12.38               N/A                 N/A
    End of period                                                          $15.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division(757)

  Accumulation unit value:
    Beginning of period                                                    $16.65              $14.73               N/A
    End of period                                                          $16.98              $16.65               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(832)

  Accumulation unit value:
    Beginning of period                                                    $15.30              $14.84               N/A
    End of period                                                          $16.71              $15.30               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(959)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.94               N/A
    End of period                                                          $12.38              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                       255                273                 N/A

JNL/Goldman Sachs Mid Cap Value Division(1196)

  Accumulation unit value:
    Beginning of period                                                    $12.45               N/A                 N/A
    End of period                                                          $12.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(733)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $9.47               $9.41
    End of period                                                          $14.00              $10.91              $9.47
  Accumulation units outstanding
  at the end of period                                                       474                570                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division(1209)

  Accumulation unit value:
    Beginning of period                                                     $5.32               N/A                 N/A
    End of period                                                           $5.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division(817)

  Accumulation unit value:
    Beginning of period                                                     $9.55              $9.20                N/A
    End of period                                                          $10.53              $9.55                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division(1050)

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                          $11.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       208                N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(747)

  Accumulation unit value:
    Beginning of period                                                     $7.77              $7.51                N/A
    End of period                                                           $8.82              $7.77                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.34              $13.02             $11.55
    End of period                                                          $17.50              $14.34             $13.02
  Accumulation units outstanding
  at the end of period                                                       755                868                  -

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL Optimized 5 Division(1103)

  Accumulation unit value:
    Beginning of period                                                     $9.45               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(747)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $10.40               N/A
    End of period                                                          $10.57              $10.39               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                                                    $21.41              $16.10             $14.19
    End of period                                                          $25.13              $21.41             $16.10
  Accumulation units outstanding
  at the end of period                                                       547                684                  -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.30              $9.22               $7.94
    End of period                                                          $12.51              $12.30              $9.22
  Accumulation units outstanding
  at the end of period                                                      1,026               968                  -

JNL/MCM S&P 24 Division(1196)

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                          $10.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division(772)

  Accumulation unit value:
    Beginning of period                                                     $5.27              $4.93                N/A
    End of period                                                           $5.60              $5.27                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division(772)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $10.39               N/A
    End of period                                                          $13.50              $11.88               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(658)

  Accumulation unit value:
    Beginning of period                                                    $12.57              $12.64             $12.55
    End of period                                                          $12.64              $12.57             $12.64
  Accumulation units outstanding
  at the end of period                                                       999                952                  -

JNL/PPM America High Yield Bond Division(1130)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(830)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $10.11               N/A
    End of period                                                          $10.86              $10.36               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division(918)

  Accumulation unit value:
    Beginning of period                                                    $19.97              $19.05               N/A
    End of period                                                          $21.99              $19.97               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Large Cap Growth Division(742)

  Accumulation unit value:
    Beginning of period                                                    $23.08              $22.01               N/A
    End of period                                                          $23.46              $23.08               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Money Market Division(742)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.63               N/A
    End of period                                                          $10.78              $10.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Western Asset U.S. Government & Quality Bond Division(742)

  Accumulation unit value:
    Beginning of period                                                    $13.47              $13.51               N/A
    End of period                                                          $13.51              $13.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.96%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division(820)

  Accumulation unit value:
    Beginning of period                                                    $11.08              $9.86                N/A
    End of period                                                          $11.61              $11.08               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(977)

  Accumulation unit value:
    Beginning of period                                                    $11.47              $11.44               N/A
    End of period                                                          $15.19              $11.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(820)

  Accumulation unit value:
    Beginning of period                                                    $11.95              $10.61               N/A
    End of period                                                          $13.28              $11.95               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Alger Growth Division(812)

  Accumulation unit value:
    Beginning of period                                                    $16.48              $14.03               N/A
    End of period                                                          $16.79              $16.48               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(751)

  Accumulation unit value:
    Beginning of period                                                    $15.16              $14.54               N/A
    End of period                                                          $16.53              $15.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Eagle SmallCap Equity Division(741)

  Accumulation unit value:
    Beginning of period                                                    $17.12              $16.37               N/A
    End of period                                                          $19.96              $17.12               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/FMR Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.26                N/A
    End of period                                                          $10.90              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/FMR MidCap Equity Division(993)

  Accumulation unit value:
    Beginning of period                                                    $19.19               N/A                 N/A
    End of period                                                          $20.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1166)

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A                 N/A
    End of period                                                          $10.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division(977)

  Accumulation unit value:
    Beginning of period                                                    $11.17              $11.25               N/A
    End of period                                                          $12.55              $11.17               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1159)

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A                 N/A
    End of period                                                          $10.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(568)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.41               $8.13
    End of period                                                          $13.88              $10.83              $9.41
  Accumulation units outstanding
  at the end of period                                                       677                 -                   -

JNL/Lazard Emerging Markets Division(1156)

  Accumulation unit value:
    Beginning of period                                                     $9.40               N/A                 N/A
    End of period                                                          $10.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                    $16.37              $15.10               N/A
    End of period                                                          $18.21              $16.37               N/A
  Accumulation units outstanding
  at the end of period                                                       229                239                 N/A

JNL/Lazard Small Cap Value Division(741)

  Accumulation unit value:
    Beginning of period                                                    $13.36              $12.57               N/A
    End of period                                                          $15.15              $13.36               N/A
  Accumulation units outstanding
  at the end of period                                                       272                284                 N/A

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.61             $10.49
    End of period                                                          $10.56              $10.49             $10.61
  Accumulation units outstanding
  at the end of period                                                      1,341              1,410                 -

JNL/MCM Communications Sector Division(1033)

  Accumulation unit value:
    Beginning of period                                                     $4.63               N/A                 N/A
    End of period                                                           $5.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division(1101)

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $11.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(841)

  Accumulation unit value:
    Beginning of period                                                     $7.72              $7.56                N/A
    End of period                                                           $8.75              $7.72                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(877)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $11.05               N/A
    End of period                                                          $13.24              $11.49               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division(751)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $9.63                N/A
    End of period                                                          $10.69              $10.36               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.29              $12.99             $11.53
    End of period                                                          $17.42              $14.29             $12.99
  Accumulation units outstanding
  at the end of period                                                      1,011              1,055                 -

JNL/MCM JNL 5 Division(736)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.87             $10.86
    End of period                                                          $13.47              $11.68             $10.87
  Accumulation units outstanding
  at the end of period                                                      2,257              1,948                 -

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(622)

  Accumulation unit value:
    Beginning of period                                                    $21.27              $16.01             $14.44
    End of period                                                          $24.94              $21.27             $16.01
  Accumulation units outstanding
  at the end of period                                                       172                541                  -

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.22              $9.17               $7.90
    End of period                                                          $12.42              $12.22              $9.17
  Accumulation units outstanding
  at the end of period                                                       794               1,458                 -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.74              $12.59             $11.21
    End of period                                                          $14.53              $12.74             $12.59
  Accumulation units outstanding
  at the end of period                                                       296                309                  -

JNL/MCM Technology Sector Division(838)

  Accumulation unit value:
    Beginning of period                                                     $5.24              $5.05                N/A
    End of period                                                           $5.56              $5.24                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                     $8.21              $7.54                N/A
    End of period                                                           $8.36              $8.21                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.48              $12.56             $12.24
    End of period                                                          $12.53              $12.48             $12.56
  Accumulation units outstanding
  at the end of period                                                      5,038              5,290                 -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division(751)

  Accumulation unit value:
    Beginning of period                                                     $7.67              $6.74                N/A
    End of period                                                           $7.87              $7.67                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                    $17.38              $16.81               N/A
    End of period                                                          $19.07              $17.38               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division(831)

  Accumulation unit value:
    Beginning of period                                                    $19.76              $17.78               N/A
    End of period                                                          $21.74              $19.76               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Large Cap Growth Division(741)

  Accumulation unit value:
    Beginning of period                                                    $22.83              $21.75               N/A
    End of period                                                          $23.19              $22.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division(831)

  Accumulation unit value:
    Beginning of period                                                    $16.67              $15.63               N/A
    End of period                                                          $19.57              $16.67               N/A
  Accumulation units outstanding
  at the end of period                                                       452                 -                  N/A

JNL/T.Rowe Price Established Growth Division(817)

  Accumulation unit value:
    Beginning of period                                                    $22.85              $20.53               N/A
    End of period                                                          $25.23              $22.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(736)

  Accumulation unit value:
    Beginning of period                                                    $31.91              $28.80             $28.81
    End of period                                                          $33.08              $31.91             $28.80
  Accumulation units outstanding
  at the end of period                                                       99                 258                  -

JNL/T.Rowe Price Value Division(733)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $12.29             $12.22
    End of period                                                          $14.76              $12.67             $12.29
  Accumulation units outstanding
  at the end of period                                                       563                591                  -

JNL/Western Asset High Yield Bond Division(701)

  Accumulation unit value:
    Beginning of period                                                    $11.60              $11.75             $11.67
    End of period                                                          $12.45              $11.60             $11.75
  Accumulation units outstanding
  at the end of period                                                       294                307                  -

JNL/Western Asset Strategic Bond Division(701)

  Accumulation unit value:
    Beginning of period                                                    $15.97              $16.03             $15.81
    End of period                                                          $16.23              $15.97             $16.03
  Accumulation units outstanding
  at the end of period                                                      1,094              1,149                 -

JNL/Western Asset U.S. Government & Quality Bond Division(741)

  Accumulation unit value:
    Beginning of period                                                    $13.32              $13.38               N/A
    End of period                                                          $13.36              $13.32               N/A
  Accumulation units outstanding
  at the end of period                                                      2,110              2,217                N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.01%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Fifth Third Disciplined Value VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                    $14.92              $14.44             $13.14
    End of period                                                          $17.42              $14.92             $14.44
  Accumulation units outstanding
  at the end of period                                                       690               1,474               1,474

Fifth Third Mid Cap VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                    $15.43              $14.45             $13.38
    End of period                                                          $16.48              $15.43             $14.45
  Accumulation units outstanding
  at the end of period                                                       285                609                 609

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.63             $10.29
    End of period                                                          $11.58              $11.06             $10.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                                                    $11.47              $11.22               N/A
    End of period                                                          $15.18              $11.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(583)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $11.34             $10.32
    End of period                                                          $13.25              $11.93             $11.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                    $16.40              $15.04             $14.74
    End of period                                                          $16.70              $16.40             $15.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alliance Capital Growth Division(657)

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.89               $8.11
    End of period                                                            N/A               $8.05               $8.89
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                                                    $15.09              $15.04             $13.96
    End of period                                                          $16.45              $15.09             $15.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(585)

  Accumulation unit value:
    Beginning of period                                                    $17.04              $17.13             $14.96
    End of period                                                          $19.86              $17.04             $17.13
  Accumulation units outstanding
  at the end of period                                                       160                341                 341

JNL/FMR Balanced Division(598)

  Accumulation unit value:
    Beginning of period                                                    $10.10              $9.46               $8.72
    End of period                                                          $10.86              $10.10              $9.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR MidCap Equity Division(835)

  Accumulation unit value:
    Beginning of period                                                    $18.53              $16.30               N/A
    End of period                                                          $20.15              $18.53               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1094)

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $10.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.86               N/A
    End of period                                                          $12.35              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Mid Cap Value Division(885)

  Accumulation unit value:
    Beginning of period                                                    $11.16              $11.14               N/A
    End of period                                                          $12.54              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division(607)

  Accumulation unit value:
    Beginning of period                                                    $12.40              $11.54             $10.26
    End of period                                                          $14.75              $12.40             $11.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan International Value Division(585)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $9.37               $7.86
    End of period                                                          $13.82              $10.79              $9.37
  Accumulation units outstanding
  at the end of period                                                       364                778                 778

JNL/Lazard Emerging Markets Division(1081)

  Accumulation unit value:
    Beginning of period                                                     $8.70               N/A                 N/A
    End of period                                                          $10.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(585)

  Accumulation unit value:
    Beginning of period                                                    $16.31              $15.45             $13.19
    End of period                                                          $18.13              $16.31             $15.45
  Accumulation units outstanding
  at the end of period                                                       290                618                 618

JNL/Lazard Small Cap Value Division(585)

  Accumulation unit value:
    Beginning of period                                                    $13.31              $13.11             $11.48
    End of period                                                          $15.09              $13.31             $13.11
  Accumulation units outstanding
  at the end of period                                                       208                444                 444

JNL/Mellon Capital Management (MCM) 25 Division(586)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $10.99              $9.40
    End of period                                                          $11.28              $10.36             $10.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Bond Index Division(669)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.60             $10.63
    End of period                                                          $10.53              $10.47             $10.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division(663)

  Accumulation unit value:
    Beginning of period                                                     $9.46              $9.99               $8.99
    End of period                                                          $10.42              $9.46               $9.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(586)

  Accumulation unit value:
    Beginning of period                                                     $8.07              $8.82               $8.25
    End of period                                                          $10.15              $8.07               $8.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $11.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(650)

  Accumulation unit value:
    Beginning of period                                                     $7.69              $7.60               $6.95
    End of period                                                           $8.72              $7.69               $7.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Financial Sector Division(631)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $11.13             $10.04
    End of period                                                          $13.20              $11.46             $11.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(586)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.82              $8.68
    End of period                                                          $15.73              $11.57             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(606)

  Accumulation unit value:
    Beginning of period                                                    $10.33              $9.89               $9.99
    End of period                                                          $10.65              $10.33              $9.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM International Index Division(631)

  Accumulation unit value:
    Beginning of period                                                    $14.26              $12.97             $11.12
    End of period                                                          $17.38              $14.26             $12.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $10.87             $10.72
    End of period                                                          $13.46              $11.67             $10.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL Optimized 5 Division(1120)

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A                 N/A
    End of period                                                          $10.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Nasdaq 15 Division(706)

  Accumulation unit value:
    Beginning of period                                                    $10.37              $10.79             $10.43
    End of period                                                          $10.54              $10.37             $10.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Oil & Gas Sector Division(626)

  Accumulation unit value:
    Beginning of period                                                    $21.20              $15.97             $13.92
    End of period                                                          $24.85              $21.20             $15.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(586)

  Accumulation unit value:
    Beginning of period                                                    $12.18              $9.15               $7.79
    End of period                                                          $12.37              $12.18              $9.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(616)

  Accumulation unit value:
    Beginning of period                                                    $13.33              $12.26             $10.97
    End of period                                                          $14.19              $13.33             $12.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(598)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $10.02              $9.41
    End of period                                                          $11.34              $10.15             $10.02
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division(586)

  Accumulation unit value:
    Beginning of period                                                    $17.87              $16.91             $14.59
    End of period                                                          $18.99              $17.87             $16.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(616)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $12.57             $10.98
    End of period                                                          $14.49              $12.71             $12.57
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Technology Sector Division(606)

  Accumulation unit value:
    Beginning of period                                                     $5.22              $5.26               $5.17
    End of period                                                           $5.54              $5.22               $5.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 25 Division(818)

  Accumulation unit value:
    Beginning of period                                                    $15.34              $11.50               N/A
    End of period                                                          $14.68              $15.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.04             $10.10
    End of period                                                          $12.80              $11.76             $11.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $10.69              $9.43
    End of period                                                          $13.39              $11.80             $10.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division(585)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $12.51             $12.09
    End of period                                                          $12.47              $12.42             $12.51
  Accumulation units outstanding
  at the end of period                                                       592               1,265               1,265

JNL/PPM America High Yield Bond Division(663)

  Accumulation unit value:
    Beginning of period                                                    $13.94              $13.94             $13.75
    End of period                                                          $14.95              $13.94             $13.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division(631)

  Accumulation unit value:
    Beginning of period                                                    $18.25              $17.29             $15.43
    End of period                                                          $20.14              $18.25             $17.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(583)

  Accumulation unit value:
    Beginning of period                                                     $7.65              $7.03               $6.04
    End of period                                                           $7.85              $7.65               $7.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division(610)

  Accumulation unit value:
    Beginning of period                                                    $17.28              $16.98             $15.98
    End of period                                                          $18.96              $17.28             $16.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(862)

  Accumulation unit value:
    Beginning of period                                                    $10.34              $10.25               N/A
    End of period                                                          $10.82              $10.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division(898)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.46               N/A
    End of period                                                          $11.42              $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/Select Balanced Division(610)

  Accumulation unit value:
    Beginning of period                                                    $20.15              $19.72             $18.52
    End of period                                                          $22.22              $20.15             $19.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division(583)

  Accumulation unit value:
    Beginning of period                                                    $19.65              $19.87             $17.50
    End of period                                                          $21.61              $19.65             $19.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Large Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                    $22.71              $22.36             $21.14
    End of period                                                          $23.06              $22.71             $22.36
  Accumulation units outstanding
  at the end of period                                                       429                916                 916

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                                                    $16.63              $15.85             $14.72
    End of period                                                          $19.52              $16.63             $15.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                    $22.73              $22.08             $20.85
    End of period                                                          $25.08              $22.73             $22.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2006                2005               2004
                                                                            ----                ----               ----

JNL/T.Rowe Price Mid-Cap Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                    $31.74              $28.66             $26.23
    End of period                                                          $32.89              $31.74             $28.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(616)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $12.26             $11.14
    End of period                                                          $14.71              $12.63             $12.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $11.72             $11.43
    End of period                                                          $12.40              $11.56             $11.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Western Asset Strategic Bond Division(585)

  Accumulation unit value:
    Beginning of period                                                    $15.89              $15.95             $14.98
    End of period                                                          $16.14              $15.89             $15.95
  Accumulation units outstanding
  at the end of period                                                       159                340                 340

JNL/Western Asset U.S. Government & Quality Bond Division(585)

  Accumulation unit value:
    Beginning of period                                                    $13.25              $13.34             $12.91
    End of period                                                          $13.28              $13.25             $13.34
  Accumulation units outstanding
  at the end of period                                                       370                790                 790




      1  September 16, 1996         35  January 11, 2002            69  March 7, 2002             103  April 26, 2002
      2  April 1, 1998              36  January 14, 2002            70  March 8, 2002             104  April 29, 2002
      3  April 8, 1998              37  January 15, 2002            71  March 11, 2002            105  April 30, 2002
      4  April 9, 1998              38  January 18, 2002            72  March 12, 2002            106  May 1, 2002
      5  April 13, 1998             39  January 22, 2002            73  March 13, 2002            107  May 2, 2002
      6  April 15, 1998             40  January 23, 2002            74  March 14, 2002            108  May 3, 2002
      7  January 21, 1999           41  January 25, 2002            75  March 15, 2002            109  May 6, 2002
      8  January 29, 1999           42  January 28, 2002            76  March 18, 2002            110  May 7, 2002
      9  February 9, 1999           43  January 29, 2002            77  March 19, 2002            111  May 8, 2002
     10  March 22, 1999             44  January 30, 2002            78  March 20, 2002            112  May 9, 2002
     11  April 1, 1999              45  January 31, 2002            79  March 21, 2002            113  May 10, 2002
     12  April 8, 1999              46  February 1, 2002            80  March 22, 2002            114  May 13, 2002
     13  April 9, 1999              47  February 4, 2002            81  March 25, 2002            115  May 14, 2002
     14  April 13, 1999             48  February 5, 2002            82  March 26, 2002            116  May 15, 2002
     15  April 15, 1999             49  February 6, 2002            83  March 27, 2002            117  May 16, 2002
     16  April 22, 1999             50  February 7, 2002            84  March 28, 2002            118  May 17, 2002
     17  July 2, 1999               51  February 8, 2002            85  April 1, 2002             119  May 20, 2002
     18  August 16, 1999            52  February 11, 2002           86  April 2, 2002             120  May 21, 2002
     19  May 1, 2000                53  February 12, 2002           87  April 3, 2002             121  May 23, 2002
     20  November 3, 2000           54  February 13, 2002           88  April 4, 2002             122  May 24, 2002
     21  November 17, 2000          55  February 14, 2002           89  April 8, 2002             123  May 28, 2002
     22  November 27, 2000          56  February 15, 2002           90  April 9, 2002             124  May 29, 2002
     23  December 14, 2000          57  February 19, 2002           91  April 10, 2002            125  May 30, 2002
     24  December 19, 2000          58  February 20, 2002           92  April 11, 2002            126  May 31, 2002
     25  February 12, 2001          59  February 21, 2002           93  April 12, 2002            127  June 3, 2002
     26  March 28, 2001             60  February 22, 2002           94  April 15, 2002            128  June 4, 2002
     27  May 1, 2001                61  February 25, 2002           95  April 16, 2002            129  June 5, 2002
     28  June 7, 2001               62  February 26, 2002           96  April 17, 2002            130  June 6, 2002
     29  August 15, 2001            63  February 27, 2002           97  April 18, 2002            131  June 7, 2002
     30  October 29, 2001           64  February 28, 2002           98  April 19, 2002            132  June 10, 2002
     31  December 14, 2001          65  March 1, 2002               99  April 22, 2002            133  June 11, 2002
     32  January 3, 2002            66  March 4, 2002              100  April 23, 2002            134  June 12, 2002
     33  January 7, 2002            67  March 5, 2002              101  April 24, 2002            135  June 14, 2002
     34  January 10, 2002           68  March 6, 2002              102  April 25, 2002            136  June 17, 2002


    137  June 20, 2002              171  August 16, 2002           205  October 10, 2002          239  December 6, 2002
    138  June 21, 2002              172  August 19, 2002           206  October 11, 2002          240  December 9, 2002
    139  June 24, 2002              173  August 20, 2002           207  October 14, 2002          241  December 16, 2002
    140  June 25, 2002              174  August 23, 2002           208  October 15, 2002          242  December 17, 2002
    141  June 26, 2002              175  August 26, 2002           209  October 17, 2002          243  December 18, 2002
    142  June 27, 2002              176  August 28, 2002           210  October 18, 2002          244  December 19, 2002
    143  June 28, 2002              177  August 29, 2002           211  October 21, 2002          245  December 23, 2002
    144  July 1, 2002               178  August 30, 2002           212  October 22, 2002          246  December 27, 2002
    145  July 2, 2002               179  September 3, 2002         213  October 24, 2002          247  December 30, 2002
    146  July 3, 2002               180  September 4, 2002         214  October 25, 2002          248  December 31, 2002
    147  July 5, 2002               181  September 5, 2002         215  October 28, 2002          249  January 2, 2003
    148  July 8, 2002               182  September 6, 2002         216  October 29, 2002          250  January 3, 2003
    149  July 9, 2002               183  September 10, 2002        217  October 31, 2002          251  January 6, 2003
    150  July 11, 2002              184  September 11, 2002        218  November 1, 2002          252  January 9, 2003
    151  July 12, 2002              185  September 12, 2002        219  November 4, 2002          253  January 16, 2003
    152  July 15, 2002              186  September 13, 2002        220  November 5, 2002          254  January 17, 2003
    153  July 16, 2002              187  September 16, 2002        221  November 6, 2002          255  January 21, 2003
    154  July 18, 2002              188  September 17, 2002        222  November 7, 2002          256  January 22, 2003
    155  July 22, 2002              189  September 18, 2002        223  November 8, 2002          257  January 24, 2003
    156  July 24, 2002              190  September 19, 2002        224  November 12, 2002         258  January 27, 2003
    157  July 25, 2002              191  September 20, 2002        225  November 13, 2002         259  January 28, 2003
    158  July 26, 2002              192  September 23, 2002        226  November 14, 2002         260  January 30, 2003
    159  July 29, 2002              193  September 24, 2002        227  November 15, 2002         261  January 31, 2003
    160  July 30, 2002              194  September 25, 2002        228  November 18, 2002         262  February 3, 2003
    161  July 31, 2002              195  September 26, 2002        229  November 19, 2002         263  February 4, 2003
    162  August 1, 2002             196  September 27, 2002        230  November 20, 2002         264  February 5, 2003
    163  August 5, 2002             197  September 30, 2002        231  November 22, 2002         265  February 6, 2003
    164  August 6, 2002             198  October 1, 2002           232  November 25, 2002         266  February 7, 2003
    165  August 7, 2002             199  October 2, 2002           233  November 26, 2002         267  February 12, 2003
    166  August 8, 2002             200  October 3, 2002           234  November 27, 2002         268  February 13, 2003
    167  August 12, 2002            201  October 4, 2002           235  November 29, 2002         269  February 14, 2003
    168  August 13, 2002            202  October 7, 2002           236  December 2, 2002          270  February 18, 2003
    169  August 14, 2002            203  October 8, 2002           237  December 3, 2002          271  February 19, 2003
    170  August 15, 2002            204  October 9, 2002           238  December 5, 2002          272  February 20, 2003


    273  February 21, 2003          307  April 11, 2003            341  June 4, 2003              375  July 24, 2003
    274  February 24, 2003          308  April 14, 2003            342  June 5, 2003              376  July 25, 2003
    275  February 25, 2003          309  April 15, 2003            343  June 6, 2003              377  July 28, 2003
    276  February 26, 2003          310  April 16, 2003            344  June 9, 2003              378  July 29, 2003
    277  February 27, 2003          311  April 17, 2003            345  June 10, 2003             379  July 30, 2003
    278  February 28, 2003          312  April 21, 2003            346  June 11, 2003             380  July 31, 2003
    279  March 3, 2003              313  April 22, 2003            347  June 12, 2003             381  August 1, 2003
    280  March 4, 2003              314  April 23, 2003            348  June 13, 2003             382  August 4, 2003
    281  March 5, 2003              315  April 24, 2003            349  June 16, 2003             383  August 5, 2003
    282  March 6, 2003              316  April 25, 2003            350  June 17, 2003             384  August 6, 2003
    283  March 7, 2003              317  April 28, 2003            351  June 18, 2003             385  August 7, 2003
    284  March 10, 2003             318  April 29, 2003            352  June 19, 2003             386  August 8, 2003
    285  March 11, 2003             319  April 30, 2003            353  June 20, 2003             387  August 11, 2003
    286  March 12, 2003             320  May 1, 2003               354  June 23, 2003             388  August 12, 2003
    287  March 13, 2003             321  May 2, 2003               355  June 24, 2003             389  August 13, 2003
    288  March 14, 2003             322  May 5, 2003               356  June 25, 2003             390  August 14, 2003
    289  March 17, 2003             323  May 6, 2003               357  June 26, 2003             391  August 15, 2003
    290  March 18, 2003             324  May 7, 2003               358  June 27, 2003             392  August 18, 2003
    291  March 19, 2003             325  May 8, 2003               359  June 30, 2003             393  August 19, 2003
    292  March 20, 2003             326  May 12, 2003              360  July 1, 2003              394  August 20, 2003
    293  March 21, 2003             327  May 13, 2003              361  July 2, 2003              395  August 21, 2003
    294  March 24, 2003             328  May 14, 2003              362  July 3, 2003              396  August 22, 2003
    295  March 26, 2003             329  May 15, 2003              363  July 7, 2003              397  August 25, 2003
    296  March 27, 2003             330  May 19, 2003              364  July 8, 2003              398  August 26, 2003
    297  March 28, 2003             331  May 20, 2003              365  July 9, 2003              399  August 27, 2003
    298  March 31, 2003             332  May 21, 2003              366  July 10, 2003             400  August 28, 2003
    299  April 1, 2003              333  May 22, 2003              367  July 11, 2003             401  August 29, 2003
    300  April 2, 2003              334  May 23, 2003              368  July 14, 2003             402  September 2, 2003
    301  April 3, 2003              335  May 27, 2003              369  July 15, 2003             403  September 3, 2003
    302  April 4, 2003              336  May 28, 2003              370  July 17, 2003             404  September 5, 2003
    303  April 7, 2003              337  May 29, 2003              371  July 18, 2003             405  September 8, 2003
    304  April 8, 2003              338  May 30, 2003              372  July 21, 2003             406  September 9, 2003
    305  April 9, 2003              339  June 2, 2003              373  July 22, 2003             407  September 10, 2003
    306  April 10, 2003             340  June 3, 2003              374  July 23, 2003             408  September 11, 2003


    409  September 12, 2003         443  October 29, 2003          477  December 17, 2003         511  February 6, 2004
    410  September 15, 2003         444  October 30, 2003          478  December 18, 2003         512  February 9, 2004
    411  September 16, 2003         445  October 31, 2003          479  December 19, 2003         513  February 10, 2004
    412  September 17, 2003         446  November 3, 2003          480  December 22, 2003         514  February 11, 2004
    413  September 18, 2003         447  November 4, 2003          481  December 23, 2003         515  February 12, 2004
    414  September 19, 2003         448  November 5, 2003          482  December 24, 2003         516  February 13, 2004
    415  September 22, 2003         449  November 6, 2003          483  December 26, 2003         517  February 17, 2004
    416  September 23, 2003         450  November 7, 2003          484  December 29, 2003         518  February 18, 2004
    417  September 24, 2003         451  November 10, 2003         485  December 30, 2003         519  February 19, 2004
    418  September 25, 2003         452  November 11, 2003         486  December 31, 2003         520  February 20, 2004
    419  September 26, 2003         453  November 12, 2003         487  January 2, 2004           521  February 23, 2004
    420  September 29, 2003         454  November 13, 2003         488  January 5, 2004           522  February 24, 2004
    421  September 30, 2003         455  November 14, 2003         489  January 6, 2004           523  February 25, 2004
    422  October 1, 2003            456  November 17, 2003         490  January 7, 2004           524  February 26, 2004
    423  October 2, 2003            457  November 18, 2003         491  January 8, 2004           525  February 27, 2004
    424  October 3, 2003            458  November 19, 2003         492  January 9, 2004           526  March 1, 2004
    425  October 4, 2003            459  November 20, 2003         493  January 12, 2004          527  March 2, 2004
    426  October 6, 2003            460  November 21, 2003         494  January 13, 2004          528  March 3, 2004
    427  October 7, 2003            461  November 24, 2003         495  January 14, 2004          529  March 4, 2004
    428  October 8, 2003            462  November 25, 2003         496  January 15, 2004          530  March 5, 2004
    429  October 9, 2003            463  November 26, 2003         497  January 16, 2004          531  March 8, 2004
    430  October 10, 2003           464  November 28, 2003         498  January 20, 2004          532  March 9, 2004
    431  October 13, 2003           465  December 1, 2003          499  January 21, 2004          533  March 10, 2004
    432  October 14, 2003           466  December 2, 2003          500  January 22, 2004          534  March 11, 2004
    433  October 15, 2003           467  December 3, 2003          501  January 23, 2004          535  March 12, 2004
    434  October 16, 2003           468  December 4, 2003          502  January 26, 2004          536  March 15, 2004
    435  October 17, 2003           469  December 5, 2003          503  January 27, 2004          537  March 16, 2004
    436  October 20, 2003           470  December 8, 2003          504  January 28, 2004          538  March 17, 2004
    437  October 21, 2003           471  December 9, 2003          505  January 29, 2004          539  March 18, 2004
    438  October 22, 2003           472  December 10, 2003         506  January 30, 2004          540  March 19, 2004
    439  October 23, 2003           473  December 11, 2003         507  February 2, 2004          541  March 22, 2004
    440  October 24, 2003           474  December 12, 2003         508  February 3, 2004          542  March 23, 2004
    441  October 27, 2003           475  December 15, 2003         509  February 4, 2004          543  March 24, 2004
    442  October 28, 2003           476  December 16, 2003         510  February 5, 2004          544  March 25, 2004


    545  March 26, 2004             579  May 14, 2004              613  July 7, 2004              647  August 24, 2004
    546  March 29, 2004             580  May 17, 2004              614  July 8, 2004              648  August 25, 2004
    547  March 30, 2004             581  May 18, 2004              615  July 9, 2004              649  August 26, 2004
    548  March 31, 2004             582  May 19, 2004              616  July 12, 2004             650  August 27, 2004
    549  April 1, 2004              583  May 20, 2004              617  July 13, 2004             651  August 30, 2004
    550  April 2, 2004              584  May 21, 2004              618  July 14, 2004             652  August 31, 2004
    551  April 5, 2004              585  May 24, 2004              619  July 15, 2004             653  September 1, 2004
    552  April 6, 2004              586  May 25, 2004              620  July 16, 2004             654  September 2, 2004
    553  April 7, 2004              587  May 26, 2004              621  July 19, 2004             655  September 3, 2004
    554  April 8, 2004              588  May 27, 2004              622  July 20, 2004             656  September 7, 2004
    555  April 12, 2004             589  May 28, 2004              623  July 21, 2004             657  September 8, 2004
    556  April 13, 2004             590  June 1, 2004              624  July 22, 2004             658  September 9, 2004
    557  April 14, 2004             591  June 2, 2004              625  July 23, 2004             659  September 10, 2004
    558  April 15, 2004             592  June 3, 2004              626  July 26, 2004             660  September 13, 2004
    559  April 16, 2004             593  June 4, 2004              627  July 27, 2004             661  September 14, 2004
    560  April 19, 2004             594  June 7, 2004              628  July 28, 2004             662  September 15, 2004
    561  April 20, 2004             595  June 8, 2004              629  July 29, 2004             663  September 16, 2004
    562  April 21, 2004             596  June 9, 2004              630  July 30, 2004             664  September 17, 2004
    563  April 22, 2004             597  June 10, 2004             631  August 2, 2004            665  September 20, 2004
    564  April 23, 2004             598  June 14, 2004             632  August 3, 2004            666  September 21, 2004
    565  April 26, 2004             599  June 15, 2004             633  August 4, 2004            667  September 22, 2004
    566  April 27, 2004             600  June 16, 2004             634  August 5, 2004            668  September 23, 2004
    567  April 28, 2004             601  June 17, 2004             635  August 6, 2004            669  September 24, 2004
    568  April 29, 2004             602  June 18, 2004             636  August 9, 2004            670  September 27, 2004
    569  April 30, 2004             603  June 21, 2004             637  August 10, 2004           671  September 28, 2004
    570  May 3, 2004                604  June 22, 2004             638  August 11, 2004           672  September 29, 2004
    571  May 4, 2004                605  June 23, 2004             639  August 12, 2004           673  September 30, 2004
    572  May 5, 2004                606  June 24, 2004             640  August 13, 2004           674  October 1, 2004
    573  May 6, 2004                607  June 25, 2004             641  August 16, 2004           675  October 4, 2004
    574  May 7, 2004                608  June 28, 2004             642  August 17, 2004           676  October 5, 2004
    575  May 10, 2004               609  June 29, 2004             643  August 18, 2004           677  October 6, 2004
    576  May 11, 2004               610  July 1, 2004              644  August 19, 2004           678  October 7, 2004
    577  May 12, 2004               611  July 2, 2004              645  August 20, 2004           679  October 8, 2004
    578  May 13, 2004               612  July 6, 2004              646  August 23, 2004           680  October 11, 2004


    681  October 12, 2004           715  November 30, 2004         749  January 19, 2005          783  March 9, 2005
    682  October 13, 2004           716  December 1, 2004          750  January 20, 2005          784  March 10, 2005
    683  October 14, 2004           717  December 2, 2004          751  January 21, 2005          785  March 11, 2005
    684  October 15, 2004           718  December 3, 2004          752  January 24, 2005          786  March 14, 2005
    685  October 18, 2004           719  December 6, 2004          753  January 25, 2005          787  March 15, 2005
    686  October 19, 2004           720  December 7, 2004          754  January 26, 2005          788  March 16, 2005
    687  October 20, 2004           721  December 8, 2004          755  January 27, 2005          789  March 17, 2005
    688  October 21, 2004           722  December 9, 2004          756  January 28, 2005          790  March 18, 2005
    689  October 22, 2004           723  December 10, 2004         757  January 31, 2005          791  March 21, 2005
    690  October 25, 2004           724  December 13, 2004         758  February 1, 2005          792  March 22, 2005
    691  October 26, 2004           725  December 14, 2004         759  February 2, 2005          793  March 23, 2005
    692  October 27, 2004           726  December 15, 2004         760  February 3, 2005          794  March 24, 2005
    693  October 28, 2004           727  December 16, 2004         761  February 4, 2005          795  March 28, 2005
    694  October 29, 2004           728  December 17, 2004         762  February 7, 2005          796  March 29, 2005
    695  November 1, 2004           729  December 20, 2004         763  February 8, 2005          797  March 30, 2005
    696  November 2, 2004           730  December 21, 2004         764  February 9, 2005          798  March 31, 2005
    697  November 3, 2004           731  December 22, 2004         765  February 10, 2005         799  April 1, 2005
    698  November 4, 2004           732  December 23, 2004         766  February 11, 2005         800  April 4, 2005
    699  November 5, 2004           733  December 27, 2004         767  February 14, 2005         801  April 5, 2005
    700  November 8, 2004           734  December 28, 2004         768  February 15, 2005         802  April 6, 2005
    701  November 9, 2004           735  December 29, 2004         769  February 16, 2005         803  April 7, 2005
    702  November 10, 200           736  December 30, 20044        770  February 17, 2005         804  April 8, 2005
    703  November 11, 200           737  December 31, 20044        771  February 18, 2005         805  April 11, 2005
    704  November 12, 200           738  January 3, 2005  4        772  February 22, 2005         806  April 12, 2005
    705  November 15, 200           739  January 4, 2005  4        773  February 23, 2005         807  April 13, 2005
    706  November 16, 200           740  January 5, 2005  4        774  February 24, 2005         808  April 14, 2005
    707  November 17, 200           741  January 6, 2005  4        775  February 25, 2005         809  April 15, 2005
    708  November 18, 200           742  January 7, 2005  4        776  February 28, 2005         810  April 18, 2005
    709  November 19, 200           743  January 10, 2005 4        777  March 1, 2005             811  April 19, 2005
    710  November 22, 200           744  January 11, 2005 4        778  March 2, 2005             812  April 20, 2005
    711  November 23, 200           745  January 12, 2005 4        779  March 3, 2005             813  April 21, 2005
    712  November 24, 200           746  January 13, 2005 4        780  March 4, 2005             814  April 22, 2005
    713  November 26, 200           747  January 14, 2005 4        781  March 7, 2005             815  April 25, 2005
    714  November 29, 200           748  January 18, 2005 4        782  March 8, 2005             816  April 26, 2005


    817  April 27, 2005             851  June 16, 2005             885  August 4, 2005            919  September 26, 2005
    818  April 28, 2005             852  June 17, 2005             886  August 5, 2005            920  September 27, 2005
    819  April 29, 2005             853  June 20, 2005             887  August 8, 2005            921  September 29, 2005
    820  May 2, 2005                854  June 21, 2005             888  August 9, 2005            922  September 30, 2005
    821  May 3, 2005                855  June 22, 2005             889  August 10, 2005           923  October 3, 2005
    822  May 4, 2005                856  June 23, 2005             890  August 11, 2005           924  October 4, 2005
    823  May 5, 2005                857  June 24, 2005             891  August 12, 2005           925  October 5, 2005
    824  May 6, 2005                858  June 27, 2005             892  August 15, 2005           926  October 6, 2005
    825  May 9, 2005                859  June 28, 2005             893  August 16, 2005           927  October 7, 2005
    826  May 10, 2005               860  June 29, 2005             894  August 17, 2005           928  October 10, 2005
    827  May 11, 2005               861  June 30, 2005             895  August 18, 2005           929  October 11, 2005
    828  May 12, 2005               862  July 1, 2005              896  August 19, 2005           930  October 12, 2005
    829  May 13, 2005               863  July 5, 2005              897  August 22, 2005           931  October 13, 2005
    830  May 16, 2005               864  July 6, 2005              898  August 24, 2005           932  October 14, 2005
    831  May 17, 2005               865  July 7, 2005              899  August 25, 2005           933  October 17, 2005
    832  May 18, 2005               866  July 8, 2005              900  August 26, 2005           934  October 18, 2005
    833  May 19, 2005               867  July 11, 2005             901  August 29, 2005           935  October 19, 2005
    834  May 20, 2005               868  July 12, 2005             902  August 30, 2005           936  October 20, 2005
    835  May 23, 2005               869  July 13, 2005             903  August 31, 2005           937  October 21, 2005
    836  May 24, 2005               870  July 14, 2005             904  September 1, 2005         938  October 24, 2005
    837  May 25, 2005               871  July 15, 2005             905  September 2, 2005         939  October 25, 2005
    838  May 26, 2005               872  July 18, 2005             906  September 6, 2005         940  October 26, 2005
    839  May 27, 2005               873  July 19, 2005             907  September 7, 2005         941  October 27, 2005
    840  May 31, 2005               874  July 20, 2005             908  September 8, 2005         942  October 28, 2005
    841  June 1, 2005               875  July 21, 2005             909  September 9, 2005         943  October 31, 2005
    842  June 2, 2005               876  July 22, 2005             910  September 12, 2005        944  November 1, 2005
    843  June 3, 2005               877  July 25, 2005             911  September 13, 2005        945  November 2, 2005
    844  June 6, 2005               878  July 26, 2005             912  September 14, 2005        946  November 3, 2005
    845  June 8, 2005               879  July 27, 2005             913  September 15, 2005        947  November 4, 2005
    846  June 9, 2005               880  July 28, 2005             914  September 16, 2005        948  November 7, 2005
    847  June 10, 2005              881  July 29, 2005             915  September 19, 2005        949  November 8, 2005
    848  June 13, 2005              882  August 1, 2005            916  September 21, 2005        950  November 9, 2005
    849  June 14, 2005              883  August 2, 2005            917  September 22, 2005        951  November 10, 2005
    850  June 15, 2005              884  August 3, 2005            918  September 23, 2005        952  November 11, 2005


    953  November 14, 2005           987  January 9, 2006          1021  February 28, 2006        1055  April 21, 2006
    954  November 15, 2005           988  January 10, 2006         1022  March 1, 2006            1056  April 24, 2006
    955  November 16, 2005           989  January 11, 2006         1023  March 2, 2006            1057  April 25, 2006
    956  November 17, 2005           990  January 12, 2006         1024  March 3, 2006            1058  April 27, 2006
    957  November 18, 2005           991  January 13, 2006         1025  March 6, 2006            1059  April 28, 2006
    958  November 21, 2005           992  January 17, 2006         1026  March 7, 2006            1060  May 1, 2006
    959  November 22, 2005           993  January 18, 2006         1027  March 8, 2006            1061  May 2, 2006
    960  November 23, 2005           994  January 19, 2006         1028  March 9, 2006            1062  May 3, 2006
    961  November 25, 2005           995  January 20, 2006         1029  March 10, 2006           1063  May 4, 2006
    962  November 28, 2005           996  January 23, 2006         1030  March 13, 2006           1064  May 5, 2006
    963  November 29, 2005           997  January 24, 2006         1031  March 16, 2006           1065  May 8, 2006
    964  November 30, 2005           998  January 25, 2006         1032  March 17, 2006           1066  May 9, 2006
    965  December 1, 2005            999  January 26, 2006         1033  March 20, 2006           1067  May 10, 2006
    966  December 2, 2005           1000  January 27, 2006         1034  March 21, 2006           1068  May 11, 2006
    967  December 5, 2005           1001  January 30, 2006         1035  March 22, 2006           1069  May 12, 2006
    968  December 6, 2005           1002  January 31, 2006         1036  March 23, 2006           1070  May 15, 2006
    969  December 7, 2005           1003  February 1, 2006         1037  March 24, 2006           1071  May 16, 2006
    970  December 9, 2005           1004  February 2, 2006         1038  March 27, 2006           1072  May 17, 2006
    971  December 12, 2005          1005  February 3, 2006         1039  March 28, 2006           1073  May 18, 2006
    972  December 13, 2005          1006  February 6, 2006         1040  March 29, 2006           1074  May 19, 2006
    973  December 14, 2005          1007  February 7, 2006         1041  March 30, 2006           1075  May 22, 2006
    974  December 16, 2005          1008  February 8, 2006         1042  March 31, 2006           1076  May 23, 2006
    975  December 19, 2005          1009  February 9, 2006         1043  April 3, 2006            1077  May 24, 2006
    976  December 20, 2005          1010  February 10, 2006        1044  April 4, 2006            1078  May 25, 2006
    977  December 21, 2005          1011  February 13, 2006        1045  April 5, 2006            1079  May 26, 2006
    978  December 22, 2005          1012  February 14, 2006        1046  April 6, 2006            1080  May 30, 2006
    979  December 23, 2005          1013  February 15, 2006        1047  April 7, 2006            1081  May 31, 2006
    980  December 27, 2005          1014  February 16, 2006        1048  April 10, 2006           1082  June 1, 2006
    981  December 28, 2005          1015  February 17, 2006        1049  April 11, 2006           1083  June 2, 2006
    982  December 29, 2005          1016  February 21, 2006        1050  April 13, 2006           1084  June 5, 2006
    983  December 30, 2005          1017  February 22, 2006        1051  April 17, 2006           1085  June 6, 2006
    984  January 3, 2006            1018  February 23, 2006        1052  April 18, 2006           1086  June 7, 2006
    985  January 5, 2006            1019  February 24, 2006        1053  April 19, 2006           1087  June 8, 2006
    986  January 6, 2006            1020  February 27, 2006        1054  April 20, 2006           1088  June 9, 2006


   1089  June 12, 2006              1123  July 31, 2006            1157  September 19, 2006       1191  November 7, 2006
   1090  June 13, 2006              1124  August 1, 2006           1158  September 20, 2006       1192  November 8, 2006
   1091  June 14, 2006              1125  August 2, 2006           1159  September 21, 2006       1193  November 10, 2006
   1092  June 15, 2006              1126  August 3, 2006           1160  September 22, 2006       1194  November 13, 2006
   1093  June 16, 2006              1127  August 4, 2006           1161  September 25, 2006       1195  November 14, 2006
   1094  June 19, 2006              1128  August 7, 2006           1162  September 26, 2006       1196  November 15, 2006
   1095  June 20, 2006              1129  August 8, 2006           1163  September 27, 2006       1197  November 16, 2006
   1096  June 21, 2006              1130  August 9, 2006           1164  September 28, 2006       1198  November 17, 2006
   1097  June 22, 2006              1131  August 10, 2006          1165  September 29, 2006       1199  November 20, 2006
   1098  June 23, 2006              1132  August 11, 2006          1166  October 2, 2006          1200  November 21, 2006
   1099  June 26, 2006              1133  August 14, 2006          1167  October 3, 2006          1201  November 22, 2006
   1100  June 27, 2006              1134  August 15, 2006          1168  October 4, 2006          1202  November 24, 2006
   1101  June 28, 2006              1135  August 16, 2006          1169  October 5, 2006          1203  November 27, 2006
   1102  June 29, 2006              1136  August 17, 2006          1170  October 6, 2006          1204  November 28, 2006
   1103  June 30, 2006              1137  August 18, 2006          1171  October 9, 2006          1205  November 29, 2006
   1104  July 3, 2006               1138  August 21, 2006          1172  October 10, 2006         1206  November 30, 2006
   1105  July 5, 2006               1139  August 22, 2006          1173  October 11, 2006         1207  December 1, 2006
   1106  July 6, 2006               1140  August 23, 2006          1174  October 12, 2006         1208  December 4, 2006
   1107  July 7, 2006               1141  August 24, 2006          1175  October 13, 2006         1209  December 5, 2006
   1108  July 10, 2006              1142  August 25, 2006          1176  October 16, 2006         1210  December 6, 2006
   1109  July 11, 2006              1143  August 28, 2006          1177  October 17, 2006         1211  December 7, 2006
   1110  July 12, 2006              1144  August 29, 2006          1178  October 18, 2006         1212  December 11, 2006
   1111  July 13, 2006              1145  August 30, 2006          1179  October 19, 2006         1213  December 12, 2006
   1112  July 14, 2006              1146  August 31, 2006          1180  October 20, 2006         1214  December 13, 2006
   1113  July 17, 2006              1147  September 1, 2006        1181  October 23, 2006         1215  December 14, 2006
   1114  July 18, 2006              1148  September 5, 2006        1182  October 24, 2006         1216  December 18, 2006
   1115  July 19, 2006              1149  September 6, 2006        1183  October 25, 2006         1217  December 20, 2006
   1116  July 20, 2006              1150  September 7, 2006        1184  October 26, 2006         1218  December 21, 2006
   1117  July 21, 2006              1151  September 11, 2006       1185  October 27, 2006         1219  December 22, 2006
   1118  July 24, 2006              1152  September 12, 2006       1186  October 31, 2006         1220  December 26, 2006
   1119  July 25, 2006              1153  September 13, 2006       1187  November 1, 2006         1221  December 27, 2006
   1120  July 26, 2006              1154  September 14, 2006       1188  November 2, 2006         1222  December 28, 2006
   1121  July 27, 2006              1155  September 15, 2006       1189  November 3, 2006         1223  December 29, 2006
   1122  July 28, 2006              1156  September 18, 2006       1190  November 6, 2006


PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

        (a) Financial Statements:

                  (1)  Financial statements and schedules included in Part A:

                             Not Applicable

                  (2)  Financial  statements and schedules  included in Part B -

                       Jackson National Separate Account - I:

                        [TO BE INCORPORATED BY POST-EFFECTIVE AMENDMENT]

                       Jackson National Life Insurance Company:

                        [TO BE INCORPORATED BY POST-EFFECTIVE AMENDMENT]


Item 24.(b)        Exhibits

Exhibit      Description
No.

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.           Not Applicable

3.a. General Distributor Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. General Distributor Agreement dated June 30, 1998, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

c. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

d. Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

4.a. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

e. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

g. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

h. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

i. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

j. Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

l. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

m. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

n. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

o. Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

p. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

q. Specimen of Preselected Death Benefit Option Election Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

r. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

s. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

t. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

u. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

v. Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

w. Specimen of Fixed Account Options Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

x. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

y. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

z. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

aa. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

bb. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

cc. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

dd. Specimen of 4% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

ee. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

ff. Specimen of 3 Year Withdrawal Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

gg. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

hh. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

ii. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

jj. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ll. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

mm. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

nn. Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

oo. Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

pp. Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

qq. Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

rr. Specimen of 5 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ss. Specimen of 3 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

tt. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

uu. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

vv. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-11368 and 811-08664).

ww. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

xx. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

yy. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

zz. Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

aaa. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

bbb. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ccc. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ddd. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

eee. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

fff. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ggg. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

hhh. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

iii. Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

jjj. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

kkk. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23,
             2006 (File Nos. 333-70472 and 811-08664).

lll. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

mmm. Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

nnn. Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

ooo. Specimen of the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

ppp. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2006 (File Nos. 333-70472 and 811-08664).

qqq. Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2006 (File Nos. 333-70472 and 811-08664).

rrr. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2006 (File Nos. 333-70472 and 811-08664).

sss. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2006 (File Nos. 333-70472 and 811-08664).

ttt. Specimen of the Guaranteed Minimum Accumulation Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2006 (File Nos. 333-70472 and 811-08664).

uuu. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2006
             (File Nos. 333-70472 and 811-08664).

vvv. Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2006 (File Nos. 333-70472 and 811-08664).

www. Specimen of the 7% Guaranteed Minimum Withdrawal Benefit With 5 Year Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2006 (File Nos. 333-70472 and 811-08664).

xxx. Specimen of Guaranteed Minimum Income Benefit Endorsement, attached hereto.

yyy. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto.

zzz. Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, attached hereto.

aaaa. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto.

bbbb. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto.

cccc. Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto.

dddd. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, attached hereto.

5.a. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 1, 2003 (File Nos. 333-70472 and 811-08664).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

d. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

e. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

f. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed on September 17, 2004 (File Nos. 333-70472 and 811-08664).

g. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

h. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

i. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos.
             333-70472 and 811-08664).

j. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos.
             333-70472 and 811-08664).

k. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 33 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

l. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 33 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

m. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2006 (File Nos. 333-70472 and 811-08664).

n. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 36 filed on April 25, 2007 (File Nos. 333-70472 and 811-08664).

o. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 37 filed on April 25, 2007 (File Nos. 333-70472 and 811-08664).

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on
             April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.a. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 333-70472 and 811-08664).

b. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 333-70472 and 811-08664).

c. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 8 filed on December 15, 2003 (File Nos. 033-82080 and 811-08664).

d. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

e. Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

f. Amendment No. 3 to the Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

g. Amendment No. 4 to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2006 (File Nos. 333-70472 and 811-08664).

h. Amendment No. 10 to the January 1, 2002 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2006 (File Nos. 333-70472 and 811-08664).

8.           Not Applicable

9.           Opinion and Consent of Counsel, attached hereto.

10.          TO BE INCORPORATED BY POST-EFFECTIVE AMENDMENT

11.          Not Applicable

12.          Not Applicable

Item 25.       Directors and Officers of the Depositor


Name and Principal Business Address                    Positions and Offices with Depositor

Richard D. Ash                                         Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                          Vice President
1 Corporate Way
Lansing, MI 48951

James Binder                                           Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                          Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                      Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                         Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                                         Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                                    Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                      Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                       Assistant Vice President & Associate General Counsel
1 Corporate Way                                        & Assistant Secretary
Lansing, MI 48951

Andrew B. Hopping                                      Executive Vice President, Chief Financial Officer
1 Corporate Way                                        & Director
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                            Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                       Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Everett W. Kunzelman                                   Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                                          Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                                  President & Chief Executive Officer & Director
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                        Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Dean M. Miller                                         Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                         Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                      Executive Vice President & Chief Administration
1 Corporate Way                                        Officer
Lansing, MI 48951

Mark D. Nerud                                          Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                        Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                     Vice President
1 Corporate Way
Lansing, Michigan 48951

James B. Quinn                                         Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz                                      Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                      Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                      Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                         Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                                  Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                       Chief Operating Officer & Director
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        33% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   70% Jackson National       Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        Delaware                   100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance             Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential            Holding Company
                                                        Corporations Holdings,     Activities
                                                        Limited

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser


Item 27.   Number of Contract Owners as of July 9, 2007

           Qualified - 69,288
           Non-Qualified - 150,359

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

       (a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

       (b)        Directors and Officers of Jackson National Life Distributors
                  LLC:


Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                                              Vice President
7601 Technology Way
Denver, CO 80237

Linda Baker                                             Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

Susan McClure                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Greg Smith                                              Senior Vice President
7601 Technology Way
Denver, CO 80237

Sam Somuri                                              Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services

         Not Applicable

Item. 32.        Undertakings and Representations

       a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

       b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

       d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

       e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 23rd day of August, 2007.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company


By: THOMAS J. MEYER
    -------------------
    Thomas J. Meyer
    Senior Vice President, Secretary,
    and General Counsel

Jackson National Life Insurance Company
(Depositor)


By: THOMAS J. MEYER
    -------------------
    Thomas J. Meyer
    Senior Vice President, Secretary,
    and General Counsel

         As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER*                                       August 23, 2007
-------------------                                    -----------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

THOMAS J. MEYER*                                       August 23, 2007
-------------------                                    -----------------
Michael A. Wells, Director

THOMAS J. MEYER*                                       August 23, 2007
-------------------                                    -----------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

THOMAS J. MEYER*                                       August 23, 2007
-------------------                                    -----------------
Robert A. Fritts, Senior Vice President
and Controller

THOMAS J. MEYER*                                       August 23, 2007
-------------------                                    -----------------
James R. Sopha, Executive Vice President and Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact


                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew
B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128
and 333-136472), JNL Separate Account III (333-41153), JNL Separate Account IV (333-108433 and 333-118131), and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2007.

CLARK P. MANNING, JR.
--------------------------------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
--------------------------------------
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
--------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
--------------------------------------
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
--------------------------------------
James R. Sopha, Executive Vice President, and Director


                                  EXHIBIT LIST

Exhibit No.  Description

4.xxx. Specimen of Guaranteed Minimum Income Benefit Endorsement, attached hereto as EX-4.xxx.

4.yyy. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto as EX-4.yyy.

4.zzz. Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, attached hereto as EX-4.zzz.

4.aaaa. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto as EX-4.aaaa.

4.bbbb. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto as EX-4.bbbb.

4.cccc. Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto as EX-4.cccc.

4.dddd. For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, attached hereto as EX-4.dddd.

9.           Opinion and Consent of Counsel, attached hereto as EX-9.